UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Bond Index Fund Investor Shares - VBISX

Vanguard Short-Term Bond Index Fund ETF Shares - BSV

Vanguard Short-Term Bond Index Fund Admiral™ Shares - VBIRX

Vanguard Short-Term Bond Index Fund Institutional Shares - VBITX

Vanguard Short-Term Bond Index Fund Institutional Plus Shares - VBIPX

Vanguard Intermediate-Term Bond Index Fund Investor Shares - VBIIX

Vanguard Intermediate-Term Bond Index Fund ETF Shares - BIV

Vanguard Intermediate-Term Bond Index Fund Admiral™ Shares - VBILX

Vanguard Intermediate-Term Bond Index Fund Institutional Shares - VBIMX

Vanguard Intermediate-Term Bond Index Fund Institutional Plus Shares - VBIUX

Vanguard Long-Term Bond Index Fund ETF Shares - BLV

Vanguard Long-Term Bond Index Fund Admiral™ Shares - VBLAX

Vanguard Long-Term Bond Index Fund Institutional Shares - VBLLX

Vanguard Long-Term Bond Index Fund Institutional Plus Shares - VBLIX

Vanguard Inflation-Protected Securities Fund Investor Shares - VIPSX

Vanguard Inflation-Protected Securities Fund Admiral™ Shares - VAIPX

Vanguard Inflation-Protected Securities Fund Institutional Shares - VIPIX

Vanguard Total Bond Market Index Fund Investor Shares - VBMFX

Vanguard Total Bond Market Index Fund ETF Shares - BND

Vanguard Total Bond Market Index Fund Admiral™ Shares - VBTLX

Vanguard Total Bond Market Index Fund Institutional Shares - VBTIX

Vanguard Total Bond Market Index Fund Institutional Plus Shares - VBMPX

Vanguard Total Bond Market Index Fund Institutional Select Shares - VTBSX

Vanguard Total Bond Market II Index Fund Investor Shares - VTBIX

Vanguard Total Bond Market II Index Fund Institutional Shares - VTBNX

Vanguard Short-Term Bond Index Fund
Investor Shares (VBISX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR132

Vanguard Short-Term Bond Index Fund
ETF Shares (BSV) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR924

Vanguard Short-Term Bond Index Fund
Admiral™ Shares (VBIRX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5132

Vanguard Short-Term Bond Index Fund
Institutional Shares (VBITX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR732

Vanguard Short-Term Bond Index Fund
Institutional Plus Shares (VBIPX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$57,799
Number of Portfolio Holdings	2,723
Portfolio Turnover Rate	32%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	25.7%
Sovereign Bonds	5.2%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	68.0%
Other Assets and Liabilities—Net	1.0%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR733

Vanguard Intermediate-Term Bond Index Fund
Investor Shares (VBIIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR314

Vanguard Intermediate-Term Bond Index Fund
ETF Shares (BIV) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR925

Vanguard Intermediate-Term Bond Index Fund
Admiral™ Shares (VBILX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5314

Vanguard Intermediate-Term Bond Index Fund
Institutional Shares (VBIMX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR504

Vanguard Intermediate-Term Bond Index Fund
Institutional Plus Shares (VBIUX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$39,136
Number of Portfolio Holdings	2,271
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	39.4%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	54.4%
Other Assets and Liabilities—Net	1.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1874

Vanguard Long-Term Bond Index Fund
ETF Shares (BLV) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,351
Number of Portfolio Holdings	3,093
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	45.0%
Sovereign Bonds	3.0%
Taxable Municipal Bonds	2.3%
U.S. Government and Agency Obligations	48.2%
Other Assets and Liabilities—Net	1.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR927

Vanguard Long-Term Bond Index Fund
Admiral™ Shares (VBLAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,351
Number of Portfolio Holdings	3,093
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	45.0%
Sovereign Bonds	3.0%
Taxable Municipal Bonds	2.3%
U.S. Government and Agency Obligations	48.2%
Other Assets and Liabilities—Net	1.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR2022

Vanguard Long-Term Bond Index Fund
Institutional Shares (VBLLX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,351
Number of Portfolio Holdings	3,093
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	45.0%
Sovereign Bonds	3.0%
Taxable Municipal Bonds	2.3%
U.S. Government and Agency Obligations	48.2%
Other Assets and Liabilities—Net	1.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR545

Vanguard Long-Term Bond Index Fund
Institutional Plus Shares (VBLIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$8,351
Number of Portfolio Holdings	3,093
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Corporate Bonds	45.0%
Sovereign Bonds	3.0%
Taxable Municipal Bonds	2.3%
U.S. Government and Agency Obligations	48.2%
Other Assets and Liabilities—Net	1.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1872

Vanguard Inflation-Protected Securities Fund
Investor Shares (VIPSX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$27,035
Number of Portfolio Holdings	56
Portfolio Turnover Rate	38%
Portfolio Composition % of Net Assets (as of June 30, 2024)
0 - 5 Years	52.8%
5 - 10 Years	33.9%
15 - 20 Years	4.5%
20 - 25 Years	4.3%
Over 25 Years	4.0%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR119

Vanguard Inflation-Protected Securities Fund
Admiral™ Shares (VAIPX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$27,035
Number of Portfolio Holdings	56
Portfolio Turnover Rate	38%
Portfolio Composition % of Net Assets (as of June 30, 2024)
0 - 5 Years	52.8%
5 - 10 Years	33.9%
15 - 20 Years	4.5%
20 - 25 Years	4.3%
Over 25 Years	4.0%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5119

Vanguard Inflation-Protected Securities Fund
Institutional Shares (VIPIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$27,035
Number of Portfolio Holdings	56
Portfolio Turnover Rate	38%
Portfolio Composition % of Net Assets (as of June 30, 2024)
0 - 5 Years	52.8%
5 - 10 Years	33.9%
15 - 20 Years	4.5%
20 - 25 Years	4.3%
Over 25 Years	4.0%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1190

Vanguard Total Bond Market Index Fund
Investor Shares (VBMFX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR84

Vanguard Total Bond Market Index Fund
ETF Shares (BND) Nasdaq
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR928

Vanguard Total Bond Market Index Fund
Admiral™ Shares (VBTLX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR584

Vanguard Total Bond Market Index Fund
Institutional Shares (VBTIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.035%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR222

Vanguard Total Bond Market Index Fund
Institutional Plus Shares (VBMPX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.03%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR850

Vanguard Total Bond Market Index Fund
Institutional Select Shares (VTBSX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$—	0.01%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$320,057
Number of Portfolio Holdings	17,763
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.3%
Corporate Bonds	26.2%
Sovereign Bonds	3.6%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	66.5%
Other Assets and Liabilities—Net	0.9%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1884

Vanguard Total Bond Market II Index Fund
Investor Shares (VTBIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.09%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$290,795
Number of Portfolio Holdings	16,259
Portfolio Turnover Rate	38%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.2%
Corporate Bonds	26.0%
Sovereign Bonds	3.5%
Taxable Municipal Bonds	0.6%
U.S. Government and Agency Obligations	67.0%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR635

Vanguard Total Bond Market II Index Fund
Institutional Shares (VTBNX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.02%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$290,795
Number of Portfolio Holdings	16,259
Portfolio Turnover Rate	38%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Asset-Backed/Commercial Mortgage-Backed Securities	2.2%
Corporate Bonds	26.0%
Sovereign Bonds	3.5%
Taxable Municipal Bonds	0.6%
U.S. Government and Agency Obligations	67.0%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR660

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Contents
Short-Term Bond Index Fund	1
Intermediate-Term Bond Index Fund	54
Long-Term Bond Index Fund	103

Short-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.0%)
U.S. Government Securities (66.7%)
	United States Treasury Note/Bond	3.000%	7/15/25	63,833	62,486
	United States Treasury Note/Bond	0.250%	7/31/25	111,838	106,212
	United States Treasury Note/Bond	4.750%	7/31/25	237,337	236,484
	United States Treasury Note/Bond	2.000%	8/15/25	340,581	329,246
	United States Treasury Note/Bond	3.125%	8/15/25	277,865	272,004
	United States Treasury Note/Bond	0.250%	8/31/25	289,980	274,303
	United States Treasury Note/Bond	2.750%	8/31/25	139,835	136,186
	United States Treasury Note/Bond	5.000%	8/31/25	305,001	304,715
	United States Treasury Note/Bond	3.500%	9/15/25	250,845	246,298
	United States Treasury Note/Bond	0.250%	9/30/25	241,785	227,958
	United States Treasury Note/Bond	5.000%	9/30/25	345,128	344,967
	United States Treasury Note/Bond	4.250%	10/15/25	224,055	221,919
	United States Treasury Note/Bond	0.250%	10/31/25	290,120	272,577
	United States Treasury Note/Bond	3.000%	10/31/25	145,692	141,959
	United States Treasury Note/Bond	5.000%	10/31/25	365,699	365,699
	United States Treasury Note/Bond	2.250%	11/15/25	405,590	391,014
	United States Treasury Note/Bond	4.500%	11/15/25	243,360	241,839
	United States Treasury Note/Bond	0.375%	11/30/25	297,910	279,430
	United States Treasury Note/Bond	2.875%	11/30/25	176,957	171,980
	United States Treasury Note/Bond	4.875%	11/30/25	314,886	314,492
	United States Treasury Note/Bond	4.000%	12/15/25	214,560	211,777
	United States Treasury Note/Bond	0.375%	12/31/25	308,140	288,111
	United States Treasury Note/Bond	2.625%	12/31/25	144,510	139,768
	United States Treasury Note/Bond	4.250%	12/31/25	359,813	356,327
	United States Treasury Note/Bond	3.875%	1/15/26	194,772	191,850
	United States Treasury Note/Bond	0.375%	1/31/26	320,815	298,909
	United States Treasury Note/Bond	2.625%	1/31/26	213,850	206,499
	United States Treasury Note/Bond	4.250%	1/31/26	333,172	329,997
	United States Treasury Note/Bond	1.625%	2/15/26	337,154	320,191
	United States Treasury Note/Bond	4.000%	2/15/26	236,694	233,476
	United States Treasury Note/Bond	6.000%	2/15/26	70,340	71,538
	United States Treasury Note/Bond	0.500%	2/28/26	391,534	364,493
	United States Treasury Note/Bond	2.500%	2/28/26	159,995	153,995
	United States Treasury Note/Bond	4.625%	2/28/26	412,342	410,861
	United States Treasury Note/Bond	4.625%	3/15/26	233,255	232,453
	United States Treasury Note/Bond	0.750%	3/31/26	306,900	286,184
	United States Treasury Note/Bond	2.250%	3/31/26	179,250	171,632
	United States Treasury Note/Bond	4.500%	3/31/26	385,671	383,622
	United States Treasury Note/Bond	3.750%	4/15/26	248,051	243,594
	United States Treasury Note/Bond	0.750%	4/30/26	366,758	341,028
	United States Treasury Note/Bond	2.375%	4/30/26	128,925	123,526
	United States Treasury Note/Bond	4.875%	4/30/26	438,516	439,201
	United States Treasury Note/Bond	1.625%	5/15/26	331,483	312,941
	United States Treasury Note/Bond	3.625%	5/15/26	226,236	221,605
	United States Treasury Note/Bond	0.750%	5/31/26	344,000	319,006
	United States Treasury Note/Bond	2.125%	5/31/26	124,611	118,653
	United States Treasury Note/Bond	4.875%	5/31/26	533,610	534,694
	United States Treasury Note/Bond	4.125%	6/15/26	223,300	220,718
	United States Treasury Note/Bond	0.875%	6/30/26	314,664	291,900
	United States Treasury Note/Bond	1.875%	6/30/26	174,989	165,583
[1]	United States Treasury Note/Bond	4.625%	6/30/26	188,768	188,444
	United States Treasury Note/Bond	4.500%	7/15/26	138,983	138,375
	United States Treasury Note/Bond	0.625%	7/31/26	337,933	310,846
	United States Treasury Note/Bond	1.875%	7/31/26	140,225	132,403
	United States Treasury Note/Bond	1.500%	8/15/26	350,150	327,664
	United States Treasury Note/Bond	4.375%	8/15/26	241,885	240,298
	United States Treasury Note/Bond	0.750%	8/31/26	362,390	333,286
	United States Treasury Note/Bond	1.375%	8/31/26	111,475	103,916
	United States Treasury Note/Bond	4.625%	9/15/26	92,065	91,964

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.875%	9/30/26	322,910	297,178
United States Treasury Note/Bond	1.625%	9/30/26	95,365	89,256
United States Treasury Note/Bond	4.625%	10/15/26	141,020	140,888
United States Treasury Note/Bond	1.125%	10/31/26	326,032	300,866
United States Treasury Note/Bond	1.625%	10/31/26	129,895	121,289
United States Treasury Note/Bond	2.000%	11/15/26	311,892	293,471
United States Treasury Note/Bond	4.625%	11/15/26	191,050	190,990
United States Treasury Note/Bond	1.250%	11/30/26	352,565	325,627
United States Treasury Note/Bond	1.625%	11/30/26	138,649	129,204
United States Treasury Note/Bond	4.375%	12/15/26	113,226	112,589
United States Treasury Note/Bond	1.250%	12/31/26	304,755	280,946
United States Treasury Note/Bond	1.750%	12/31/26	140,145	130,817
United States Treasury Note/Bond	4.000%	1/15/27	229,035	225,707
United States Treasury Note/Bond	1.500%	1/31/27	441,760	408,835
United States Treasury Note/Bond	2.250%	2/15/27	277,955	262,016
United States Treasury Note/Bond	4.125%	2/15/27	328,202	324,458
United States Treasury Note/Bond	1.125%	2/28/27	84,410	77,182
United States Treasury Note/Bond	1.875%	2/28/27	330,154	307,972
United States Treasury Note/Bond	4.250%	3/15/27	236,178	234,296
United States Treasury Note/Bond	0.625%	3/31/27	138,840	124,869
United States Treasury Note/Bond	2.500%	3/31/27	307,350	291,310
United States Treasury Note/Bond	4.500%	4/15/27	252,743	252,388
United States Treasury Note/Bond	0.500%	4/30/27	214,125	191,341
United States Treasury Note/Bond	2.750%	4/30/27	291,724	277,913
United States Treasury Note/Bond	2.375%	5/15/27	332,120	312,764
United States Treasury Note/Bond	4.500%	5/15/27	199,899	199,649
United States Treasury Note/Bond	0.500%	5/31/27	182,920	162,942
United States Treasury Note/Bond	2.625%	5/31/27	292,528	277,444
United States Treasury Note/Bond	4.625%	6/15/27	218,708	219,357
United States Treasury Note/Bond	0.500%	6/30/27	227,615	202,222
United States Treasury Note/Bond	3.250%	6/30/27	273,110	263,551
United States Treasury Note/Bond	0.375%	7/31/27	251,715	221,981
United States Treasury Note/Bond	2.750%	7/31/27	306,247	290,791
United States Treasury Note/Bond	2.250%	8/15/27	304,656	284,662
United States Treasury Note/Bond	0.500%	8/31/27	231,610	204,468
United States Treasury Note/Bond	3.125%	8/31/27	240,697	230,919
United States Treasury Note/Bond	0.375%	9/30/27	325,850	285,730
United States Treasury Note/Bond	4.125%	9/30/27	263,330	260,368
United States Treasury Note/Bond	0.500%	10/31/27	336,520	295,401
United States Treasury Note/Bond	4.125%	10/31/27	282,359	279,182
United States Treasury Note/Bond	2.250%	11/15/27	317,370	295,253
United States Treasury Note/Bond	0.625%	11/30/27	352,720	310,063
United States Treasury Note/Bond	3.875%	11/30/27	302,965	297,190
United States Treasury Note/Bond	0.625%	12/31/27	343,400	300,958
United States Treasury Note/Bond	3.875%	12/31/27	300,682	294,950
United States Treasury Note/Bond	0.750%	1/31/28	388,530	341,056
United States Treasury Note/Bond	3.500%	1/31/28	279,807	270,976
United States Treasury Note/Bond	2.750%	2/15/28	397,745	374,875
United States Treasury Note/Bond	1.125%	2/29/28	412,154	366,109
United States Treasury Note/Bond	4.000%	2/29/28	236,971	233,342
United States Treasury Note/Bond	1.250%	3/31/28	368,510	328,147
United States Treasury Note/Bond	3.625%	3/31/28	265,686	258,214
United States Treasury Note/Bond	1.250%	4/30/28	355,610	315,937
United States Treasury Note/Bond	3.500%	4/30/28	239,522	231,663
United States Treasury Note/Bond	2.875%	5/15/28	360,650	340,702
United States Treasury Note/Bond	1.250%	5/31/28	363,000	321,822
United States Treasury Note/Bond	3.625%	5/31/28	276,623	268,757
United States Treasury Note/Bond	1.250%	6/30/28	317,735	281,096
United States Treasury Note/Bond	4.000%	6/30/28	227,036	223,560
United States Treasury Note/Bond	1.000%	7/31/28	367,460	320,953
United States Treasury Note/Bond	4.125%	7/31/28	245,722	243,150
United States Treasury Note/Bond	2.875%	8/15/28	408,356	384,684
United States Treasury Note/Bond	1.125%	8/31/28	381,672	334,321
United States Treasury Note/Bond	4.375%	8/31/28	147,058	146,874
United States Treasury Note/Bond	1.250%	9/30/28	367,759	323,168
United States Treasury Note/Bond	4.625%	9/30/28	297,884	300,397
United States Treasury Note/Bond	1.375%	10/31/28	341,165	300,812
United States Treasury Note/Bond	4.875%	10/31/28	244,538	249,161
United States Treasury Note/Bond	3.125%	11/15/28	353,235	335,352
United States Treasury Note/Bond	5.250%	11/15/28	62,880	64,943

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.500%	11/30/28	327,540	289,873
	United States Treasury Note/Bond	4.375%	11/30/28	297,788	297,788
	United States Treasury Note/Bond	1.375%	12/31/28	326,900	287,059
	United States Treasury Note/Bond	3.750%	12/31/28	344,208	335,495
	United States Treasury Note/Bond	1.750%	1/31/29	307,495	274,199
	United States Treasury Note/Bond	4.000%	1/31/29	349,025	343,681
	United States Treasury Note/Bond	2.625%	2/15/29	412,000	381,937
	United States Treasury Note/Bond	1.875%	2/28/29	296,005	265,017
	United States Treasury Note/Bond	4.250%	2/28/29	346,523	345,007
	United States Treasury Note/Bond	2.375%	3/31/29	312,400	285,748
	United States Treasury Note/Bond	4.125%	3/31/29	391,914	387,995
	United States Treasury Note/Bond	2.875%	4/30/29	257,000	240,335
	United States Treasury Note/Bond	4.625%	4/30/29	379,303	383,689
	United States Treasury Note/Bond	2.375%	5/15/29	285,000	260,241
	United States Treasury Note/Bond	2.750%	5/31/29	245,000	227,620
	United States Treasury Note/Bond	4.500%	5/31/29	316,297	318,472
[1]	United States Treasury Note/Bond	4.250%	6/30/29	830,000	826,628
					38,585,204
Agency Bonds and Notes (1.3%)
	Federal Farm Credit Banks	4.250%	9/30/25	12,310	12,190
	Federal Farm Credit Banks	5.125%	10/10/25	20,100	20,132
	Federal Farm Credit Banks	5.125%	10/20/25	12,040	12,060
	Federal Farm Credit Banks	4.000%	1/13/26	7,880	7,776
	Federal Farm Credit Banks	3.875%	2/2/26	4,790	4,717
	Federal Farm Credit Banks	4.750%	3/9/26	7,375	7,361
	Federal Farm Credit Banks	4.875%	4/20/26	20,070	20,089
	Federal Farm Credit Banks	4.750%	5/8/26	1,800	1,798
	Federal Farm Credit Banks	4.375%	6/23/26	20,190	20,035
	Federal Farm Credit Banks	4.375%	7/6/26	20,000	19,859
	Federal Farm Credit Banks	4.625%	7/17/26	19,745	19,699
	Federal Farm Credit Banks	5.000%	7/30/26	11,630	11,687
	Federal Farm Credit Banks	4.500%	8/14/26	8,010	7,975
	Federal Farm Credit Banks	4.875%	8/28/26	2,680	2,689
	Federal Farm Credit Banks	4.500%	3/26/27	17,000	16,962
	Federal Farm Credit Banks	4.750%	5/6/27	5,189	5,211
	Federal Farm Credit Banks	4.500%	5/20/27	3,643	3,635
	Federal Farm Credit Banks	4.625%	11/15/27	4,630	4,647
	Federal Farm Credit Banks	4.500%	6/7/28	2,250	2,252
	Federal Farm Credit Banks	4.500%	9/22/28	13,711	13,736
	Federal Farm Credit Banks	4.250%	12/15/28	2,823	2,805
	Federal Farm Credit Banks	4.750%	4/30/29	3,414	3,464
[2]	Federal Home Loan Banks	4.000%	8/28/25	275	271
	Federal Home Loan Banks	0.375%	9/4/25	15,810	14,956
	Federal Home Loan Banks	4.875%	9/12/25	19,890	19,821
	Federal Home Loan Banks	4.375%	6/12/26	7,650	7,595
	Federal Home Loan Banks	1.875%	9/11/26	34,930	32,890
	Federal Home Loan Banks	4.625%	9/11/26	41,735	41,663
	Federal Home Loan Banks	4.625%	11/17/26	27,220	27,212
	Federal Home Loan Banks	1.250%	12/21/26	33,750	31,080
	Federal Home Loan Banks	4.125%	1/15/27	8,335	8,240
	Federal Home Loan Banks	4.500%	3/12/27	5,000	4,988
	Federal Home Loan Banks	4.750%	4/9/27	11,470	11,518
	Federal Home Loan Banks	4.250%	12/10/27	2,915	2,891
	Federal Home Loan Banks	4.000%	6/30/28	38,330	37,675
	Federal Home Loan Banks	4.375%	9/8/28	14,950	14,906
	Federal Home Loan Banks	4.750%	12/8/28	1,105	1,118
[2,3]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,300	42,135
[3]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	52,065	49,194
[3]	Federal National Mortgage Assn.	0.375%	8/25/25	44,960	42,581
[3]	Federal National Mortgage Assn.	0.500%	11/7/25	44,700	42,118
[3]	Federal National Mortgage Assn.	2.125%	4/24/26	30,300	28,899
[3]	Federal National Mortgage Assn.	1.875%	9/24/26	34,345	32,308
[2]	Tennessee Valley Authority	6.750%	11/1/25	7,045	7,197
[2]	Tennessee Valley Authority	2.875%	2/1/27	13,025	12,448
	Tennessee Valley Authority	3.875%	3/15/28	11,895	11,631
					746,114
Total U.S. Government and Agency Obligations (Cost $40,343,242)					39,331,318

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (25.7%)
Communications (1.4%)
	Alphabet Inc.	0.450%	8/15/25	5,780	5,503
	Alphabet Inc.	1.998%	8/15/26	7,662	7,214
	Alphabet Inc.	0.800%	8/15/27	6,223	5,545
	AT&T Inc.	1.700%	3/25/26	18,595	17,455
	AT&T Inc.	3.800%	2/15/27	3,343	3,230
	AT&T Inc.	4.250%	3/1/27	9,891	9,663
	AT&T Inc.	2.300%	6/1/27	18,415	17,037
	AT&T Inc.	1.650%	2/1/28	16,873	14,985
[2]	AT&T Inc.	4.100%	2/15/28	8,515	8,219
	AT&T Inc.	4.350%	3/1/29	18,702	18,127
	Baidu Inc.	4.125%	6/30/25	4,090	4,033
	Baidu Inc.	1.720%	4/9/26	3,402	3,195
	Baidu Inc.	1.625%	2/23/27	2,785	2,541
	Baidu Inc.	3.625%	7/6/27	5,740	5,485
	Baidu Inc.	4.375%	3/29/28	3,600	3,511
	Booking Holdings Inc.	3.600%	6/1/26	10,902	10,602
	Booking Holdings Inc.	3.550%	3/15/28	4,140	3,937
	Charter Communications Operating LLC	4.908%	7/23/25	6,913	6,854
	Charter Communications Operating LLC	6.150%	11/10/26	5,819	5,873
	Charter Communications Operating LLC	3.750%	2/15/28	14,290	13,289
	Charter Communications Operating LLC	2.250%	1/15/29	7,600	6,501
	Charter Communications Operating LLC	5.050%	3/30/29	7,265	6,987
	Charter Communications Operating LLC	6.100%	6/1/29	11,000	11,040
	Comcast Corp.	3.375%	8/15/25	5,144	5,039
	Comcast Corp.	3.950%	10/15/25	20,832	20,504
	Comcast Corp.	3.150%	3/1/26	20,031	19,366
	Comcast Corp.	2.350%	1/15/27	13,342	12,494
	Comcast Corp.	3.300%	2/1/27	3,081	2,953
	Comcast Corp.	3.300%	4/1/27	5,009	4,790
	Comcast Corp.	3.150%	2/15/28	13,720	12,890
	Comcast Corp.	3.550%	5/1/28	7,459	7,084
	Comcast Corp.	4.150%	10/15/28	25,182	24,386
	Comcast Corp.	4.550%	1/15/29	2,822	2,778
	Comcast Corp.	5.100%	6/1/29	5,000	5,032
	Discovery Communications LLC	4.900%	3/11/26	7,923	7,808
	Discovery Communications LLC	3.950%	3/20/28	11,680	10,919
	Discovery Communications LLC	4.125%	5/15/29	4,327	3,995
	Electronic Arts Inc.	4.800%	3/1/26	2,910	2,889
	Expedia Group Inc.	5.000%	2/15/26	9,174	9,103
	Expedia Group Inc.	4.625%	8/1/27	6,457	6,338
	FactSet Research Systems Inc.	2.900%	3/1/27	2,742	2,564
	Fox Corp.	4.709%	1/25/29	11,741	11,531
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,479	2,424
	Meta Platforms Inc.	3.500%	8/15/27	19,969	19,179
	Meta Platforms Inc.	4.600%	5/15/28	10,725	10,683
	Netflix Inc.	4.375%	11/15/26	5,501	5,403
	Netflix Inc.	4.875%	4/15/28	10,313	10,252
	Netflix Inc.	5.875%	11/15/28	14,908	15,363
	Netflix Inc.	6.375%	5/15/29	4,104	4,324
	Omnicom Group Inc.	3.600%	4/15/26	9,935	9,614
	Paramount Global	2.900%	1/15/27	5,230	4,827
	Paramount Global	3.700%	6/1/28	3,550	3,204
	Paramount Global	4.200%	6/1/29	2,710	2,418
	Rogers Communications Inc.	3.625%	12/15/25	5,602	5,449
	Rogers Communications Inc.	2.900%	11/15/26	3,814	3,603
	Rogers Communications Inc.	3.200%	3/15/27	5,405	5,128
	Rogers Communications Inc.	5.000%	2/15/29	10,600	10,470
	Sprint Capital Corp.	6.875%	11/15/28	25,465	26,995
	Take-Two Interactive Software Inc.	5.000%	3/28/26	4,925	4,893
	Take-Two Interactive Software Inc.	3.700%	4/14/27	3,223	3,099
	Take-Two Interactive Software Inc.	4.950%	3/28/28	3,730	3,695
	TCI Communications Inc.	7.875%	2/15/26	3,950	4,113
	Telefonica Emisiones SA	4.103%	3/8/27	5,476	5,317
	TELUS Corp.	2.800%	2/16/27	5,480	5,149
	Thomson Reuters Corp.	3.350%	5/15/26	2,940	2,834
	T-Mobile USA Inc.	1.500%	2/15/26	5,802	5,447
	T-Mobile USA Inc.	2.250%	2/15/26	1,057	1,005

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.625%	4/15/26	12,447	11,846
	T-Mobile USA Inc.	3.750%	4/15/27	31,952	30,714
	T-Mobile USA Inc.	4.750%	2/1/28	9,706	9,559
	T-Mobile USA Inc.	2.050%	2/15/28	16,975	15,238
	T-Mobile USA Inc.	4.950%	3/15/28	4,440	4,410
	T-Mobile USA Inc.	4.800%	7/15/28	4,675	4,613
	T-Mobile USA Inc.	4.850%	1/15/29	2,000	1,975
	T-Mobile USA Inc.	2.625%	2/15/29	2,525	2,264
	T-Mobile USA Inc.	2.400%	3/15/29	5,414	4,790
	T-Mobile USA Inc.	3.375%	4/15/29	13,313	12,295
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,773	7,576
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,282	6,060
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	4,757	4,448
	Verizon Communications Inc.	0.850%	11/20/25	13,766	12,944
	Verizon Communications Inc.	1.450%	3/20/26	10,715	10,037
	Verizon Communications Inc.	2.625%	8/15/26	8,524	8,082
	Verizon Communications Inc.	4.125%	3/16/27	21,865	21,314
	Verizon Communications Inc.	3.000%	3/22/27	7,484	7,083
	Verizon Communications Inc.	2.100%	3/22/28	19,345	17,400
	Verizon Communications Inc.	4.329%	9/21/28	27,051	26,300
	Verizon Communications Inc.	3.875%	2/8/29	3,792	3,604
	Vodafone Group plc	4.375%	5/30/28	4,842	4,740
	Walt Disney Co.	3.700%	10/15/25	4,713	4,623
	Walt Disney Co.	1.750%	1/13/26	5,381	5,105
	Walt Disney Co.	3.375%	11/15/26	4,321	4,155
	Walt Disney Co.	2.200%	1/13/28	5,933	5,426
	Walt Disney Co.	2.000%	9/1/29	4,875	4,233
	Warnermedia Holdings Inc.	3.755%	3/15/27	26,742	25,366
	Warnermedia Holdings Inc.	4.054%	3/15/29	5,202	4,804
					819,181
Consumer Discretionary (2.0%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	16,880	15,939
	Amazon.com Inc.	4.600%	12/1/25	11,757	11,680
	Amazon.com Inc.	5.200%	12/3/25	3,979	3,986
	Amazon.com Inc.	1.000%	5/12/26	5,303	4,932
	Amazon.com Inc.	3.300%	4/13/27	35,574	34,119
	Amazon.com Inc.	3.150%	8/22/27	13,308	12,641
	Amazon.com Inc.	4.550%	12/1/27	15,045	14,935
	Amazon.com Inc.	1.650%	5/12/28	5,385	4,796
	Amazon.com Inc.	3.450%	4/13/29	10,000	9,487
[2]	American Honda Finance Corp.	1.200%	7/8/25	5,055	4,844
[2]	American Honda Finance Corp.	1.000%	9/10/25	6,637	6,298
[2]	American Honda Finance Corp.	4.950%	1/9/26	3,625	3,607
[2]	American Honda Finance Corp.	5.250%	7/7/26	8,005	8,021
[2]	American Honda Finance Corp.	2.300%	9/9/26	3,791	3,567
[2]	American Honda Finance Corp.	2.350%	1/8/27	1,524	1,425
	American Honda Finance Corp.	4.900%	3/12/27	6,920	6,895
[2]	American Honda Finance Corp.	2.000%	3/24/28	6,545	5,886
[2]	American Honda Finance Corp.	5.125%	7/7/28	7,485	7,520
	American Honda Finance Corp.	5.650%	11/15/28	9,245	9,472
	American Honda Finance Corp.	4.900%	3/13/29	3,350	3,336
	AutoNation Inc.	4.500%	10/1/25	3,229	3,177
	AutoNation Inc.	3.800%	11/15/27	3,630	3,417
	AutoZone Inc.	3.125%	4/21/26	4,737	4,552
	AutoZone Inc.	5.050%	7/15/26	4,000	3,986
	AutoZone Inc.	3.750%	6/1/27	6,521	6,271
	AutoZone Inc.	4.500%	2/1/28	4,425	4,325
	AutoZone Inc.	6.250%	11/1/28	3,165	3,301
	AutoZone Inc.	3.750%	4/18/29	3,000	2,825
	AutoZone Inc.	5.100%	7/15/29	5,500	5,476
	BorgWarner Inc.	2.650%	7/1/27	8,445	7,834
	Brunswick Corp.	5.850%	3/18/29	2,400	2,400
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,160
	DR Horton Inc.	2.600%	10/15/25	5,400	5,204
	DR Horton Inc.	1.300%	10/15/26	75	69
	DR Horton Inc.	1.400%	10/15/27	2,155	1,917
	eBay Inc.	5.900%	11/22/25	4,200	4,222
	eBay Inc.	1.400%	5/10/26	5,065	4,712
	eBay Inc.	3.600%	6/5/27	5,212	5,002

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	eBay Inc.	5.950%	11/22/27	4,725	4,864
	Ford Motor Credit Co. LLC	4.134%	8/4/25	7,213	7,078
	Ford Motor Credit Co. LLC	3.375%	11/13/25	245	237
[2]	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	196
	Ford Motor Credit Co. LLC	6.950%	6/10/26	11,002	11,209
	Ford Motor Credit Co. LLC	4.542%	8/1/26	5,972	5,815
	Ford Motor Credit Co. LLC	2.700%	8/10/26	11,969	11,244
	Ford Motor Credit Co. LLC	4.271%	1/9/27	12,980	12,505
	Ford Motor Credit Co. LLC	5.800%	3/5/27	5,000	5,001
	Ford Motor Credit Co. LLC	5.850%	5/17/27	10,428	10,438
	Ford Motor Credit Co. LLC	4.950%	5/28/27	8,768	8,564
	Ford Motor Credit Co. LLC	4.125%	8/17/27	12,670	12,042
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,554	1,457
	Ford Motor Credit Co. LLC	7.350%	11/4/27	3,018	3,146
	Ford Motor Credit Co. LLC	2.900%	2/16/28	4,670	4,224
	Ford Motor Credit Co. LLC	6.800%	5/12/28	3,037	3,130
	Ford Motor Credit Co. LLC	6.798%	11/7/28	19,527	20,188
	Ford Motor Credit Co. LLC	2.900%	2/10/29	5,116	4,512
	Ford Motor Credit Co. LLC	5.800%	3/8/29	9,750	9,722
	Ford Motor Credit Co. LLC	5.113%	5/3/29	22,224	21,484
	General Motors Co.	6.125%	10/1/25	20,374	20,478
	General Motors Co.	6.800%	10/1/27	3,280	3,405
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,866	4,801
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,191	9,544
	General Motors Financial Co. Inc.	5.250%	3/1/26	13,840	13,762
	General Motors Financial Co. Inc.	5.400%	4/6/26	7,515	7,499
	General Motors Financial Co. Inc.	1.500%	6/10/26	10,320	9,558
	General Motors Financial Co. Inc.	4.000%	10/6/26	11,383	11,022
	General Motors Financial Co. Inc.	4.350%	1/17/27	12,946	12,609
	General Motors Financial Co. Inc.	2.350%	2/26/27	5,055	4,675
	General Motors Financial Co. Inc.	5.000%	4/9/27	10,209	10,106
	General Motors Financial Co. Inc.	5.350%	7/15/27	5,820	5,805
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,723	5,282
	General Motors Financial Co. Inc.	3.850%	1/5/28	125	119
	General Motors Financial Co. Inc.	6.000%	1/9/28	8,955	9,108
	General Motors Financial Co. Inc.	2.400%	4/10/28	5,030	4,511
	General Motors Financial Co. Inc.	5.800%	6/23/28	8,175	8,270
	General Motors Financial Co. Inc.	2.400%	10/15/28	4,153	3,671
	General Motors Financial Co. Inc.	5.800%	1/7/29	4,025	4,063
	General Motors Financial Co. Inc.	4.300%	4/6/29	4,770	4,532
	General Motors Financial Co. Inc.	5.550%	7/15/29	5,000	5,001
	GXO Logistics Inc.	1.650%	7/15/26	4,370	4,029
	GXO Logistics Inc.	6.250%	5/6/29	3,540	3,604
	Harley-Davidson Inc.	3.500%	7/28/25	4,049	3,955
	Hasbro Inc.	3.550%	11/19/26	9,603	9,168
	Home Depot Inc.	3.350%	9/15/25	10,627	10,388
	Home Depot Inc.	4.000%	9/15/25	2,840	2,799
[2]	Home Depot Inc.	5.100%	12/24/25	12,750	12,740
	Home Depot Inc.	3.000%	4/1/26	8,637	8,326
	Home Depot Inc.	5.150%	6/25/26	9,750	9,759
	Home Depot Inc.	2.125%	9/15/26	4,645	4,364
	Home Depot Inc.	4.950%	9/30/26	3,135	3,130
	Home Depot Inc.	2.500%	4/15/27	5,107	4,783
	Home Depot Inc.	2.875%	4/15/27	7,037	6,662
	Home Depot Inc.	4.875%	6/25/27	4,500	4,492
	Home Depot Inc.	2.800%	9/14/27	5,291	4,956
	Home Depot Inc.	1.500%	9/15/28	6,594	5,785
	Home Depot Inc.	3.900%	12/6/28	7,210	6,965
	Home Depot Inc.	4.900%	4/15/29	5,975	5,986
	Home Depot Inc.	2.950%	6/15/29	10,000	9,165
	Home Depot Inc.	4.750%	6/25/29	6,700	6,662
	Honda Motor Co. Ltd.	2.534%	3/10/27	16,092	15,077
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,411
	Hyatt Hotels Corp.	5.750%	1/30/27	2,295	2,316
	Hyatt Hotels Corp.	5.250%	6/30/29	3,200	3,174
	JD.com Inc.	3.875%	4/29/26	4,439	4,322
	Las Vegas Sands Corp.	5.900%	6/1/27	7,000	7,036
	Lear Corp.	4.250%	5/15/29	4,794	4,567
	Leggett & Platt Inc.	3.500%	11/15/27	3,638	3,335
	Leggett & Platt Inc.	4.400%	3/15/29	2,933	2,682

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leland Stanford Junior University	1.289%	6/1/27	3,494	3,160
	Lennar Corp.	5.250%	6/1/26	1,507	1,503
	Lennar Corp.	4.750%	11/29/27	5,230	5,157
	Lowe's Cos. Inc.	4.400%	9/8/25	5,675	5,602
	Lowe's Cos. Inc.	3.375%	9/15/25	4,228	4,125
	Lowe's Cos. Inc.	4.800%	4/1/26	5,025	4,984
	Lowe's Cos. Inc.	2.500%	4/15/26	8,667	8,256
	Lowe's Cos. Inc.	3.350%	4/1/27	9,211	8,793
	Lowe's Cos. Inc.	3.100%	5/3/27	8,782	8,315
	Lowe's Cos. Inc.	1.300%	4/15/28	5,248	4,579
	Lowe's Cos. Inc.	1.700%	9/15/28	2,727	2,383
	Lowe's Cos. Inc.	3.650%	4/5/29	9,075	8,540
	Magna International Inc.	4.150%	10/1/25	2,221	2,185
	Magna International Inc.	5.050%	3/14/29	6,425	6,416
	Marriott International Inc.	3.750%	10/1/25	4,962	4,857
[2]	Marriott International Inc.	3.125%	6/15/26	4,049	3,886
	Marriott International Inc.	5.000%	10/15/27	5,851	5,835
[2]	Marriott International Inc.	4.000%	4/15/28	5,045	4,843
	Marriott International Inc.	5.550%	10/15/28	2,223	2,253
	Marriott International Inc.	4.875%	5/15/29	1,400	1,382
	Masco Corp.	1.500%	2/15/28	5,035	4,414
[2]	McDonald's Corp.	3.300%	7/1/25	9,278	9,088
[2]	McDonald's Corp.	1.450%	9/1/25	6,561	6,278
[2]	McDonald's Corp.	3.700%	1/30/26	2,426	2,371
[2]	McDonald's Corp.	3.500%	3/1/27	5,876	5,640
[2]	McDonald's Corp.	3.800%	4/1/28	7,425	7,129
	McDonald's Corp.	4.800%	8/14/28	5,625	5,591
[2]	McDonald's Corp.	5.000%	5/17/29	5,065	5,061
	Mohawk Industries Inc.	5.850%	9/18/28	3,087	3,150
	NIKE Inc.	2.750%	3/27/27	5,452	5,163
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,555	3,445
	O'Reilly Automotive Inc.	5.750%	11/20/26	2,115	2,135
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,400	2,287
	O'Reilly Automotive Inc.	3.900%	6/1/29	7,000	6,619
	Owens Corning	3.400%	8/15/26	3,141	3,010
	Owens Corning	5.500%	6/15/27	1,000	1,009
	Polaris Inc.	6.950%	3/15/29	2,682	2,811
	PulteGroup Inc.	5.000%	1/15/27	1,045	1,037
	PVH Corp.	4.625%	7/10/25	4,335	4,286
	Ralph Lauren Corp.	3.750%	9/15/25	3,599	3,526
	Ross Stores Inc.	0.875%	4/15/26	7,555	6,986
	Sands China Ltd.	5.125%	8/8/25	11,825	11,729
	Sands China Ltd.	4.050%	1/8/26	5,280	5,110
	Sands China Ltd.	2.300%	3/8/27	4,805	4,381
	Sands China Ltd.	5.400%	8/8/28	11,386	11,148
	Sands China Ltd.	2.850%	3/8/29	2,700	2,363
	Snap-on Inc.	3.250%	3/1/27	1,956	1,877
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,725	5,547
	Starbucks Corp.	3.800%	8/15/25	5,354	5,264
	Starbucks Corp.	4.750%	2/15/26	5,164	5,128
	Starbucks Corp.	2.450%	6/15/26	367	349
	Starbucks Corp.	2.000%	3/12/27	3,140	2,897
	Tapestry Inc.	7.050%	11/27/25	1,350	1,373
	Tapestry Inc.	7.000%	11/27/26	1,905	1,958
	Tapestry Inc.	7.350%	11/27/28	7,644	7,931
	TJX Cos. Inc.	2.250%	9/15/26	4,836	4,556
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,846	3,803
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,190	4,045
	Toyota Motor Corp.	1.339%	3/25/26	10,027	9,399
	Toyota Motor Corp.	5.275%	7/13/26	3,500	3,511
	Toyota Motor Corp.	5.118%	7/13/28	6,090	6,133
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,920	5,596
	Toyota Motor Credit Corp.	5.400%	11/10/25	5,547	5,558
[2]	Toyota Motor Credit Corp.	4.800%	1/5/26	2,709	2,695
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,029	5,649
	Toyota Motor Credit Corp.	5.200%	5/15/26	7,500	7,511
	Toyota Motor Credit Corp.	4.450%	5/18/26	5,920	5,846
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	5,656	5,238
[2]	Toyota Motor Credit Corp.	5.000%	8/14/26	3,555	3,546
	Toyota Motor Credit Corp.	5.400%	11/20/26	5,205	5,241

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,560	1,443
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	5,360	5,358
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	7,845	7,452
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,160	4,601
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,214	5,149
	Toyota Motor Credit Corp.	5.450%	11/10/27	4,935	5,006
	Toyota Motor Credit Corp.	4.625%	1/12/28	5,065	5,018
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	3,515	3,155
[2]	Toyota Motor Credit Corp.	5.250%	9/11/28	4,985	5,042
[2]	Toyota Motor Credit Corp.	4.650%	1/5/29	4,070	4,020
	Toyota Motor Credit Corp.	3.650%	1/8/29	3,115	2,958
	Toyota Motor Credit Corp.	5.050%	5/16/29	5,925	5,945
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	8,696	8,526
	VF Corp.	2.800%	4/23/27	3,780	3,452
	Whirlpool Corp.	4.750%	2/26/29	2,577	2,536
					1,138,884
Consumer Staples (1.5%)
	Ahold Finance USA LLC	6.875%	5/1/29	2,267	2,426
	Altria Group Inc.	4.400%	2/14/26	10,939	10,762
	Altria Group Inc.	6.200%	11/1/28	3,190	3,307
	Altria Group Inc.	4.800%	2/14/29	11,200	11,016
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	1,750	1,709
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	27,200	27,041
	Archer-Daniels-Midland Co.	2.500%	8/11/26	3,271	3,100
	Avery Dennison Corp.	4.875%	12/6/28	8,238	8,117
	BAT Capital Corp.	2.789%	9/6/24	12,370	12,293
	BAT Capital Corp.	3.215%	9/6/26	4,226	4,033
	BAT Capital Corp.	4.700%	4/2/27	1,924	1,894
	BAT Capital Corp.	3.557%	8/15/27	6,550	6,220
	BAT Capital Corp.	2.259%	3/25/28	5,675	5,084
	BAT International Finance plc	1.668%	3/25/26	14,652	13,732
	BAT International Finance plc	4.448%	3/16/28	7,525	7,284
	BAT International Finance plc	5.931%	2/2/29	13,670	13,990
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,488	4,294
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,809	4,602
	Campbell Soup Co.	5.300%	3/20/26	2,550	2,544
	Campbell Soup Co.	5.200%	3/19/27	3,000	3,004
	Campbell Soup Co.	4.150%	3/15/28	7,750	7,507
	Campbell Soup Co.	5.200%	3/21/29	4,120	4,125
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,938
	Clorox Co.	3.100%	10/1/27	2,454	2,308
	Clorox Co.	4.400%	5/1/29	4,875	4,745
	Coca-Cola Co.	3.375%	3/25/27	12,491	12,063
	Coca-Cola Co.	1.450%	6/1/27	7,406	6,768
	Coca-Cola Co.	1.000%	3/15/28	3,500	3,072
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	3,026
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	4,000	4,017
	Colgate-Palmolive Co.	4.800%	3/2/26	5,170	5,158
	Colgate-Palmolive Co.	3.100%	8/15/27	7,450	7,095
	Colgate-Palmolive Co.	4.600%	3/1/28	5,230	5,224
	Conagra Brands Inc.	4.600%	11/1/25	8,836	8,730
	Conagra Brands Inc.	4.850%	11/1/28	10,590	10,410
	Constellation Brands Inc.	4.400%	11/15/25	5,170	5,100
	Constellation Brands Inc.	4.750%	12/1/25	4,267	4,221
	Constellation Brands Inc.	5.000%	2/2/26	3,000	2,992
	Constellation Brands Inc.	3.700%	12/6/26	6,558	6,333
	Constellation Brands Inc.	4.350%	5/9/27	4,458	4,351
	Constellation Brands Inc.	3.600%	2/15/28	5,082	4,816
	Constellation Brands Inc.	4.650%	11/15/28	9,955	9,741
	Constellation Brands Inc.	4.800%	1/15/29	1,500	1,479
	Costco Wholesale Corp.	3.000%	5/18/27	4,910	4,696
	Costco Wholesale Corp.	1.375%	6/20/27	13,135	11,934
	Diageo Capital plc	1.375%	9/29/25	5,964	5,677
	Diageo Capital plc	5.300%	10/24/27	10,230	10,318
	Diageo Capital plc	3.875%	5/18/28	1,223	1,177
	Diageo Capital plc	2.375%	10/24/29	4,975	4,395
	Dollar General Corp.	4.150%	11/1/25	5,422	5,319
	Dollar General Corp.	3.875%	4/15/27	5,099	4,901
	Dollar General Corp.	4.625%	11/1/27	2,920	2,856

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dollar General Corp.	4.125%	5/1/28	4,059	3,908
	Dollar General Corp.	5.200%	7/5/28	2,185	2,180
	Dollar Tree Inc.	4.200%	5/15/28	9,000	8,642
	Estee Lauder Cos. Inc.	3.150%	3/15/27	3,620	3,457
	Estee Lauder Cos. Inc.	4.375%	5/15/28	4,245	4,158
	General Mills Inc.	4.700%	1/30/27	1,650	1,630
	General Mills Inc.	3.200%	2/10/27	7,450	7,097
	General Mills Inc.	4.200%	4/17/28	11,432	11,072
	Haleon US Capital LLC	3.375%	3/24/27	15,364	14,662
	Haleon US Capital LLC	3.375%	3/24/29	5,963	5,537
	Hershey Co.	3.200%	8/21/25	697	682
	Hershey Co.	2.300%	8/15/26	4,050	3,823
	Hershey Co.	4.250%	5/4/28	1,630	1,603
	Hormel Foods Corp.	4.800%	3/30/27	3,050	3,039
	Hormel Foods Corp.	1.700%	6/3/28	4,595	4,081
	Ingredion Inc.	3.200%	10/1/26	4,227	4,034
	J M Smucker Co.	3.375%	12/15/27	3,480	3,298
	J M Smucker Co.	5.900%	11/15/28	2,505	2,580
	JBS USA Holding Lux Sarl	2.500%	1/15/27	5,850	5,439
	Kellanova	3.250%	4/1/26	3,856	3,720
	Kellanova	4.300%	5/15/28	4,000	3,894
	Kenvue Inc.	5.350%	3/22/26	4,420	4,431
	Kenvue Inc.	5.050%	3/22/28	8,425	8,469
	Keurig Dr Pepper Inc.	3.400%	11/15/25	2,815	2,739
	Keurig Dr Pepper Inc.	2.550%	9/15/26	914	862
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	3,500	3,501
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,872	4,645
	Keurig Dr Pepper Inc.	4.597%	5/25/28	13,150	12,885
	Keurig Dr Pepper Inc.	5.050%	3/15/29	3,500	3,495
	Keurig Dr Pepper Inc.	3.950%	4/15/29	8,530	8,111
	Kimberly-Clark Corp.	3.050%	8/15/25	2,190	2,139
	Kimberly-Clark Corp.	2.750%	2/15/26	2,946	2,838
	Kimberly-Clark Corp.	3.200%	4/25/29	3,606	3,361
	Kraft Heinz Foods Co.	3.000%	6/1/26	9,710	9,305
	Kraft Heinz Foods Co.	3.875%	5/15/27	19,214	18,587
	Kroger Co.	3.500%	2/1/26	2,922	2,836
	Kroger Co.	2.650%	10/15/26	5,024	4,745
	Kroger Co.	3.700%	8/1/27	2,634	2,531
	Kroger Co.	4.500%	1/15/29	4,000	3,924
	McCormick & Co. Inc.	0.900%	2/15/26	4,563	4,249
	McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,727
	Mead Johnson Nutrition Co.	4.125%	11/15/25	10,447	10,268
	Molson Coors Beverage Co.	3.000%	7/15/26	13,294	12,728
	Mondelez International Inc.	2.625%	3/17/27	9,550	8,953
	Mondelez International Inc.	4.750%	2/20/29	3,280	3,241
	PepsiCo Inc.	3.500%	7/17/25	8,338	8,190
	PepsiCo Inc.	5.250%	11/10/25	3,170	3,180
	PepsiCo Inc.	2.850%	2/24/26	5,241	5,064
	PepsiCo Inc.	2.375%	10/6/26	6,056	5,723
	PepsiCo Inc.	5.125%	11/10/26	2,105	2,114
	PepsiCo Inc.	2.625%	3/19/27	9,661	9,104
	PepsiCo Inc.	3.000%	10/15/27	11,775	11,133
	PepsiCo Inc.	3.600%	2/18/28	1,100	1,058
	PepsiCo Inc.	4.450%	5/15/28	4,080	4,052
	PepsiCo Inc.	7.000%	3/1/29	1,395	1,524
	Philip Morris International Inc.	3.375%	8/11/25	6,382	6,238
	Philip Morris International Inc.	5.000%	11/17/25	6,864	6,830
	Philip Morris International Inc.	4.875%	2/13/26	3,945	3,916
	Philip Morris International Inc.	2.750%	2/25/26	8,370	8,021
	Philip Morris International Inc.	0.875%	5/1/26	3,021	2,791
	Philip Morris International Inc.	4.750%	2/12/27	4,500	4,464
	Philip Morris International Inc.	5.125%	11/17/27	15,635	15,632
	Philip Morris International Inc.	4.875%	2/15/28	19,755	19,591
	Philip Morris International Inc.	4.875%	2/13/29	4,753	4,699
	Procter & Gamble Co.	0.550%	10/29/25	5,319	5,017
	Procter & Gamble Co.	2.700%	2/2/26	2,546	2,458
	Procter & Gamble Co.	2.450%	11/3/26	3,635	3,443
	Procter & Gamble Co.	2.800%	3/25/27	11,034	10,488
	Procter & Gamble Co.	2.850%	8/11/27	4,700	4,441
	Procter & Gamble Co.	3.950%	1/26/28	4,840	4,736

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	4.350%	1/29/29	7,450	7,385
	Sysco Corp.	3.750%	10/1/25	8,066	7,896
	Sysco Corp.	3.300%	7/15/26	3,681	3,539
	Sysco Corp.	5.750%	1/17/29	7,278	7,453
	Target Corp.	2.500%	4/15/26	5,887	5,639
	Target Corp.	1.950%	1/15/27	4,960	4,617
	Target Corp.	3.375%	4/15/29	8,930	8,397
	Tyson Foods Inc.	4.000%	3/1/26	10,740	10,488
	Tyson Foods Inc.	5.400%	3/15/29	9,900	9,920
	Unilever Capital Corp.	3.100%	7/30/25	4,940	4,836
	Unilever Capital Corp.	2.000%	7/28/26	6,337	5,956
	Unilever Capital Corp.	3.500%	3/22/28	5,015	4,785
	Unilever Capital Corp.	4.875%	9/8/28	8,275	8,280
	Unilever Capital Corp.	2.125%	9/6/29	5,975	5,249
	Walmart Inc.	3.900%	9/9/25	8,381	8,266
	Walmart Inc.	4.000%	4/15/26	1,615	1,590
	Walmart Inc.	3.050%	7/8/26	3,779	3,650
	Walmart Inc.	1.050%	9/17/26	6,910	6,368
	Walmart Inc.	3.950%	9/9/27	7,490	7,316
	Walmart Inc.	3.900%	4/15/28	5,360	5,223
	Walmart Inc.	3.700%	6/26/28	10,914	10,587
	Walmart Inc.	1.500%	9/22/28	8,935	7,893
					865,290
Energy (1.2%)
	Apache Corp.	4.375%	10/15/28	1,752	1,663
	Baker Hughes Holdings LLC	2.061%	12/15/26	1,810	1,680
	Baker Hughes Holdings LLC	3.337%	12/15/27	3,984	3,770
	Boardwalk Pipelines LP	5.950%	6/1/26	7,405	7,445
	Boardwalk Pipelines LP	4.450%	7/15/27	841	818
	Boardwalk Pipelines LP	4.800%	5/3/29	2,950	2,884
	BP Capital Markets America Inc.	3.796%	9/21/25	6,382	6,272
	BP Capital Markets America Inc.	3.410%	2/11/26	5,677	5,519
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	11,284	10,863
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	9,029	8,578
	BP Capital Markets America Inc.	3.543%	4/6/27	5,849	5,623
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	5,753	5,534
	BP Capital Markets America Inc.	5.017%	11/17/27	4,400	4,396
	BP Capital Markets America Inc.	3.937%	9/21/28	6,118	5,870
	BP Capital Markets America Inc.	4.234%	11/6/28	15,700	15,222
	BP Capital Markets America Inc.	4.699%	4/10/29	7,375	7,269
	BP Capital Markets plc	3.279%	9/19/27	3,450	3,271
	BP Capital Markets plc	3.723%	11/28/28	4,666	4,435
	Canadian Natural Resources Ltd.	2.050%	7/15/25	4,546	4,380
	Canadian Natural Resources Ltd.	3.850%	6/1/27	9,630	9,263
	Cenovus Energy Inc.	4.250%	4/15/27	4,397	4,274
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	10,642	10,628
	Cheniere Energy Inc.	4.625%	10/15/28	9,302	9,033
	Chevron Corp.	3.326%	11/17/25	6,712	6,556
	Chevron Corp.	2.954%	5/16/26	4,722	4,545
	Chevron Corp.	1.995%	5/11/27	4,237	3,915
	Chevron USA Inc.	0.687%	8/12/25	5,018	4,780
	Chevron USA Inc.	1.018%	8/12/27	2,495	2,218
	Chevron USA Inc.	3.850%	1/15/28	3,121	3,029
	ConocoPhillips Co.	6.950%	4/15/29	7,250	7,858
	Continental Resources Inc.	4.375%	1/15/28	7,697	7,395
	Coterra Energy Inc.	3.900%	5/15/27	6,737	6,479
	Coterra Energy Inc.	4.375%	3/15/29	2,510	2,397
	DCP Midstream Operating LP	5.375%	7/15/25	1,856	1,849
	DCP Midstream Operating LP	5.625%	7/15/27	3,860	3,900
	DCP Midstream Operating LP	5.125%	5/15/29	3,540	3,517
	Devon Energy Corp.	5.850%	12/15/25	2,662	2,668
	Diamondback Energy Inc.	3.250%	12/1/26	4,810	4,595
	Diamondback Energy Inc.	5.200%	4/18/27	5,050	5,052
	Enbridge Energy Partners LP	5.875%	10/15/25	4,382	4,392
	Enbridge Inc.	1.600%	10/4/26	1,039	956
	Enbridge Inc.	5.900%	11/15/26	4,965	5,022
	Enbridge Inc.	4.250%	12/1/26	5,850	5,711
	Enbridge Inc.	5.250%	4/5/27	4,500	4,501
	Enbridge Inc.	3.700%	7/15/27	4,883	4,678

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	6.000%	11/15/28	4,840	4,984
	Enbridge Inc.	5.300%	4/5/29	4,525	4,532
	Energy Transfer LP	5.950%	12/1/25	3,653	3,663
	Energy Transfer LP	4.750%	1/15/26	8,748	8,646
	Energy Transfer LP	3.900%	7/15/26	4,811	4,659
	Energy Transfer LP	4.400%	3/15/27	7,018	6,846
	Energy Transfer LP	4.200%	4/15/27	5,827	5,652
[2]	Energy Transfer LP	5.500%	6/1/27	5,930	5,949
	Energy Transfer LP	4.000%	10/1/27	1,585	1,521
	Energy Transfer LP	5.550%	2/15/28	7,560	7,622
	Energy Transfer LP	4.950%	5/15/28	5,352	5,273
	Energy Transfer LP	4.950%	6/15/28	5,323	5,253
	Energy Transfer LP	6.100%	12/1/28	1,788	1,841
	Energy Transfer LP	5.250%	4/15/29	8,850	8,836
	Energy Transfer LP	5.250%	7/1/29	2,122	2,109
	EnLink Midstream Partners LP	4.850%	7/15/26	3,126	3,068
	Enterprise Products Operating LLC	5.050%	1/10/26	1,620	1,616
	Enterprise Products Operating LLC	3.700%	2/15/26	1,988	1,938
	Enterprise Products Operating LLC	4.150%	10/16/28	4,495	4,346
	Enterprise Products Operating LLC	3.125%	7/31/29	1,883	1,724
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	6,185	5,921
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	4,508	4,213
	EOG Resources Inc.	4.150%	1/15/26	4,987	4,911
	EQT Corp.	3.900%	10/1/27	5,531	5,286
	EQT Corp.	5.700%	4/1/28	3,395	3,427
	EQT Corp.	5.000%	1/15/29	1,490	1,462
	Exxon Mobil Corp.	3.043%	3/1/26	19,622	18,980
	Exxon Mobil Corp.	3.294%	3/19/27	3,410	3,293
	Halliburton Co.	3.800%	11/15/25	3,809	3,729
	Hess Corp.	4.300%	4/1/27	6,063	5,911
	HF Sinclair Corp.	5.875%	4/1/26	7,807	7,822
	Kinder Morgan Inc.	1.750%	11/15/26	3,009	2,774
	Kinder Morgan Inc.	4.300%	3/1/28	6,775	6,580
	Marathon Oil Corp.	4.400%	7/15/27	7,381	7,224
	Marathon Oil Corp.	5.300%	4/1/29	3,575	3,590
	Marathon Petroleum Corp.	5.125%	12/15/26	4,885	4,868
	Marathon Petroleum Corp.	3.800%	4/1/28	3,940	3,754
	MPLX LP	1.750%	3/1/26	5,009	4,709
	MPLX LP	4.125%	3/1/27	9,901	9,618
	MPLX LP	4.250%	12/1/27	979	948
	MPLX LP	4.000%	3/15/28	4,733	4,529
	MPLX LP	4.800%	2/15/29	4,975	4,880
	Northwest Pipeline LLC	4.000%	4/1/27	491	476
	Occidental Petroleum Corp.	5.875%	9/1/25	4,308	4,313
	Occidental Petroleum Corp.	5.500%	12/1/25	3,470	3,461
	Occidental Petroleum Corp.	5.550%	3/15/26	5,463	5,454
	Occidental Petroleum Corp.	8.500%	7/15/27	3,375	3,614
	Occidental Petroleum Corp.	6.375%	9/1/28	3,925	4,049
	ONEOK Inc.	5.850%	1/15/26	4,213	4,233
	ONEOK Inc.	5.000%	3/1/26	3,740	3,708
	ONEOK Inc.	5.550%	11/1/26	1,632	1,639
	ONEOK Inc.	4.000%	7/13/27	3,085	2,979
	ONEOK Inc.	4.550%	7/15/28	5,375	5,241
	ONEOK Inc.	5.650%	11/1/28	4,185	4,249
	ONEOK Inc.	4.350%	3/15/29	4,055	3,906
	Ovintiv Inc.	5.375%	1/1/26	5,052	5,028
	Ovintiv Inc.	5.650%	5/15/28	5,235	5,294
	Patterson-UTI Energy Inc.	3.950%	2/1/28	3,200	3,010
	Phillips 66	1.300%	2/15/26	500	468
	Phillips 66	3.900%	3/15/28	5,754	5,514
	Phillips 66 Co.	3.550%	10/1/26	4,151	4,006
	Phillips 66 Co.	4.950%	12/1/27	4,946	4,932
	Pioneer Natural Resources Co.	1.125%	1/15/26	7,938	7,449
	Plains All American Pipeline LP	4.650%	10/15/25	8,570	8,452
	Plains All American Pipeline LP	4.500%	12/15/26	6,190	6,056
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,607	4,627
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,882	11,786
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	9,169	8,847
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,461	4,256
	Schlumberger Investment SA	4.500%	5/15/28	3,585	3,528

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell International Finance BV	2.875%	5/10/26	5,514	5,298
	Shell International Finance BV	2.500%	9/12/26	10,762	10,190
	Shell International Finance BV	3.875%	11/13/28	9,484	9,100
	Spectra Energy Partners LP	3.375%	10/15/26	6,296	6,025
	Targa Resources Corp.	5.200%	7/1/27	5,100	5,090
	Targa Resources Corp.	6.150%	3/1/29	5,795	5,982
	Targa Resources Partners LP	6.500%	7/15/27	4,850	4,887
	Targa Resources Partners LP	5.000%	1/15/28	4,932	4,827
	TC PipeLines LP	3.900%	5/25/27	5,450	5,216
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,919	2,032
	TotalEnergies Capital International SA	3.455%	2/19/29	7,385	6,931
	TotalEnergies Capital SA	3.883%	10/11/28	3,333	3,199
	TransCanada PipeLines Ltd.	4.875%	1/15/26	2,629	2,607
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,035	9,704
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,188	7,397
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,688	1,618
	Valero Energy Corp.	2.150%	9/15/27	2,383	2,171
	Valero Energy Corp.	4.350%	6/1/28	5,207	5,040
	Valero Energy Corp.	4.000%	4/1/29	2,600	2,473
	Valero Energy Partners LP	4.500%	3/15/28	4,571	4,452
	Western Midstream Operating LP	4.500%	3/1/28	2,245	2,163
	Western Midstream Operating LP	4.750%	8/15/28	1,321	1,288
	Western Midstream Operating LP	6.350%	1/15/29	4,923	5,078
	Williams Cos. Inc.	4.000%	9/15/25	10,699	10,497
	Williams Cos. Inc.	5.400%	3/2/26	1,718	1,716
	Williams Cos. Inc.	3.750%	6/15/27	4,015	3,855
	Williams Cos. Inc.	5.300%	8/15/28	5,597	5,614
	Williams Cos. Inc.	4.900%	3/15/29	9,225	9,096
					717,331
Financials (10.6%)
[2]	Aegon Ltd.	5.500%	4/11/48	5,113	4,923
	AerCap Ireland Capital DAC	6.500%	7/15/25	8,730	8,805
	AerCap Ireland Capital DAC	4.450%	10/1/25	9,688	9,554
	AerCap Ireland Capital DAC	1.750%	1/30/26	11,415	10,758
	AerCap Ireland Capital DAC	4.450%	4/3/26	1,879	1,844
	AerCap Ireland Capital DAC	2.450%	10/29/26	37,525	35,010
	AerCap Ireland Capital DAC	6.100%	1/15/27	2,445	2,483
	AerCap Ireland Capital DAC	3.650%	7/21/27	1,056	1,003
	AerCap Ireland Capital DAC	3.875%	1/23/28	4,302	4,079
	AerCap Ireland Capital DAC	5.750%	6/6/28	5,523	5,585
	AerCap Ireland Capital DAC	3.000%	10/29/28	33,382	30,339
	AerCap Ireland Capital DAC	5.100%	1/19/29	4,525	4,487
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,446	4,348
	Aflac Inc.	1.125%	3/15/26	2,278	2,128
	Aflac Inc.	2.875%	10/15/26	2,370	2,253
	Air Lease Corp.	3.375%	7/1/25	4,963	4,850
[2]	Air Lease Corp.	2.875%	1/15/26	8,465	8,121
[2]	Air Lease Corp.	3.750%	6/1/26	5,932	5,730
[2]	Air Lease Corp.	5.300%	6/25/26	2,300	2,293
	Air Lease Corp.	1.875%	8/15/26	4,754	4,409
	Air Lease Corp.	3.625%	4/1/27	4,190	4,002
	Air Lease Corp.	5.850%	12/15/27	4,210	4,262
	Air Lease Corp.	2.100%	9/1/28	5,800	5,094
	Air Lease Corp.	4.625%	10/1/28	1,490	1,445
	Air Lease Corp.	5.100%	3/1/29	3,000	2,968
	Aircastle Ltd.	4.250%	6/15/26	5,084	4,956
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,828	3,825
	Allstate Corp.	0.750%	12/15/25	3,972	3,714
	Allstate Corp.	3.280%	12/15/26	5,072	4,852
	Allstate Corp.	5.050%	6/24/29	2,244	2,234
	Ally Financial Inc.	4.750%	6/9/27	5,186	5,059
	Ally Financial Inc.	7.100%	11/15/27	4,770	4,968
	Ally Financial Inc.	2.200%	11/2/28	6,566	5,687
	Ally Financial Inc.	6.992%	6/13/29	3,155	3,276
	American Express Co.	3.950%	8/1/25	13,065	12,849
	American Express Co.	4.200%	11/6/25	6,688	6,591
	American Express Co.	4.900%	2/13/26	90	89
	American Express Co.	4.990%	5/1/26	14,930	14,841
	American Express Co.	3.125%	5/20/26	4,887	4,703

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	6.338%	10/30/26	3,150	3,180
	American Express Co.	1.650%	11/4/26	8,047	7,405
	American Express Co.	2.550%	3/4/27	10,165	9,502
	American Express Co.	5.645%	4/23/27	7,235	7,262
	American Express Co.	5.389%	7/28/27	6,865	6,873
	American Express Co.	5.850%	11/5/27	6,220	6,370
	American Express Co.	5.098%	2/16/28	10,135	10,091
	American Express Co.	4.050%	5/3/29	915	883
	American Express Co.	5.282%	7/27/29	6,970	6,981
	American Express Co.	5.532%	4/25/30	10,065	10,180
	American International Group Inc.	4.200%	4/1/28	286	276
[2]	American International Group Inc.	5.750%	4/1/48	4,930	4,824
	American National Group Inc.	5.000%	6/15/27	4,059	3,970
	Ameriprise Financial Inc.	5.700%	12/15/28	3,115	3,188
	Aon Corp.	2.850%	5/28/27	4,822	4,524
	Aon Corp.	3.750%	5/2/29	4,645	4,360
	Aon Global Ltd.	3.875%	12/15/25	5,519	5,394
	Aon North America Inc.	5.125%	3/1/27	1,650	1,648
	Aon North America Inc.	5.150%	3/1/29	8,596	8,573
[4]	Apollo Debt Solutions BDC	6.900%	4/13/29	3,900	3,921
	Arch Capital Finance LLC	4.011%	12/15/26	3,695	3,576
	Ares Capital Corp.	3.250%	7/15/25	7,795	7,580
	Ares Capital Corp.	3.875%	1/15/26	12,065	11,647
	Ares Capital Corp.	2.150%	7/15/26	5,774	5,335
	Ares Capital Corp.	7.000%	1/15/27	4,865	4,946
	Ares Capital Corp.	2.875%	6/15/27	940	860
	Ares Capital Corp.	2.875%	6/15/28	9,030	8,003
	Ares Capital Corp.	5.875%	3/1/29	7,015	6,905
	Ares Management Corp.	6.375%	11/10/28	3,090	3,214
	Assurant Inc.	4.900%	3/27/28	1,820	1,792
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	2,200	2,265
[4]	Athene Global Funding	5.583%	1/9/29	2,000	2,008
	Athene Holding Ltd.	4.125%	1/12/28	6,089	5,870
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	5,420	5,448
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,667	3,594
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	2,275	2,271
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	4,195	4,184
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	2,593	2,580
	AXIS Specialty Finance plc	4.000%	12/6/27	2,050	1,966
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,757
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,222
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	5,753	5,449
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	4,075	4,076
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	6,950	7,096
	Banco Santander SA	5.147%	8/18/25	18,260	18,124
	Banco Santander SA	5.179%	11/19/25	10,307	10,204
	Banco Santander SA	1.849%	3/25/26	4,830	4,528
	Banco Santander SA	4.250%	4/11/27	13,241	12,811
	Banco Santander SA	5.294%	8/18/27	9,187	9,125
	Banco Santander SA	1.722%	9/14/27	8,553	7,842
	Banco Santander SA	6.527%	11/7/27	6,805	6,962
	Banco Santander SA	3.800%	2/23/28	3,365	3,172
	Banco Santander SA	5.552%	3/14/28	6,020	6,010
	Banco Santander SA	4.175%	3/24/28	10,379	10,001
	Banco Santander SA	5.588%	8/8/28	8,600	8,686
	Banco Santander SA	6.607%	11/7/28	8,065	8,466
	Banco Santander SA	3.306%	6/27/29	1,800	1,647
	Banco Santander SA	5.538%	3/14/30	6,050	6,009
[2]	Bank of America Corp.	4.450%	3/3/26	7,026	6,907
[2]	Bank of America Corp.	3.500%	4/19/26	5,864	5,687
[2]	Bank of America Corp.	1.319%	6/19/26	47,274	45,322
	Bank of America Corp.	6.220%	9/15/26	2,769	2,823
[2]	Bank of America Corp.	4.250%	10/22/26	14,012	13,657
[2]	Bank of America Corp.	1.197%	10/24/26	11,596	10,941
	Bank of America Corp.	5.080%	1/20/27	13,134	13,051
[2]	Bank of America Corp.	1.658%	3/11/27	17,184	16,112
[2]	Bank of America Corp.	3.559%	4/23/27	30,047	29,058
	Bank of America Corp.	1.734%	7/22/27	62,248	57,681
[2]	Bank of America Corp.	4.183%	11/25/27	18,285	17,650
[2]	Bank of America Corp.	3.824%	1/20/28	18,193	17,540

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of America Corp.	2.551%	2/4/28	11,584	10,811
	Bank of America Corp.	4.376%	4/27/28	24,345	23,761
[2]	Bank of America Corp.	4.948%	7/22/28	36,034	35,739
	Bank of America Corp.	6.204%	11/10/28	20,316	20,913
[2]	Bank of America Corp.	3.419%	12/20/28	13,195	12,405
[2]	Bank of America Corp.	3.970%	3/5/29	15,674	14,984
	Bank of America Corp.	5.202%	4/25/29	31,485	31,429
[2]	Bank of America Corp.	2.087%	6/14/29	9,380	8,323
[2]	Bank of America Corp.	4.271%	7/23/29	15,158	14,602
	Bank of America Corp.	5.819%	9/15/29	34,355	35,070
[2]	Bank of America Corp.	3.974%	2/7/30	10,490	9,935
	Bank of America NA	5.650%	8/18/25	13,026	13,066
	Bank of Montreal	5.920%	9/25/25	4,319	4,340
	Bank of Montreal	5.300%	6/5/26	5,850	5,845
[2]	Bank of Montreal	1.250%	9/15/26	9,721	8,906
[2]	Bank of Montreal	0.949%	1/22/27	14,375	13,428
[2]	Bank of Montreal	2.650%	3/8/27	9,255	8,678
[2]	Bank of Montreal	4.700%	9/14/27	4,415	4,357
	Bank of Montreal	5.203%	2/1/28	12,872	12,890
	Bank of Montreal	5.717%	9/25/28	4,945	5,045
[2]	Bank of Montreal	4.800%	Perpetual	117	115
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,995	4,793
[2]	Bank of New York Mellon Corp.	5.148%	5/22/26	4,935	4,927
	Bank of New York Mellon Corp.	4.414%	7/24/26	14,610	14,444
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,335	1,265
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	4,122	3,837
	Bank of New York Mellon Corp.	4.947%	4/26/27	10,255	10,192
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	7,517	7,178
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,935	7,590
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	3,594	3,172
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	8,550	8,713
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,045	2,794
	Bank of New York Mellon Corp.	4.543%	2/1/29	9,405	9,219
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	6,405	6,694
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	5,415	5,381
	Bank of Nova Scotia	0.650%	7/31/24	821	818
	Bank of Nova Scotia	4.500%	12/16/25	7,907	7,783
	Bank of Nova Scotia	4.750%	2/2/26	3,018	2,987
	Bank of Nova Scotia	1.050%	3/2/26	5,724	5,329
	Bank of Nova Scotia	1.350%	6/24/26	4,695	4,345
	Bank of Nova Scotia	2.700%	8/3/26	12,436	11,781
	Bank of Nova Scotia	1.300%	9/15/26	6,644	6,090
	Bank of Nova Scotia	2.951%	3/11/27	10,675	10,072
[2]	Bank of Nova Scotia	5.400%	6/4/27	2,400	2,412
	Bank of Nova Scotia	5.250%	6/12/28	7,510	7,542
[2]	Bank of Nova Scotia	5.450%	8/1/29	1,875	1,893
	BankUnited Inc.	4.875%	11/17/25	3,507	3,443
	Barclays plc	4.375%	1/12/26	18,939	18,627
[2]	Barclays plc	2.852%	5/7/26	8,061	7,859
	Barclays plc	5.200%	5/12/26	18,663	18,446
	Barclays plc	5.304%	8/9/26	7,070	7,023
	Barclays plc	7.325%	11/2/26	5,340	5,435
	Barclays plc	5.829%	5/9/27	14,975	14,991
	Barclays plc	2.279%	11/24/27	10,533	9,742
	Barclays plc	4.337%	1/10/28	1,755	1,688
	Barclays plc	5.674%	3/12/28	7,355	7,365
	Barclays plc	4.836%	5/9/28	7,786	7,513
	Barclays plc	5.501%	8/9/28	13,111	13,080
	Barclays plc	7.385%	11/2/28	22,355	23,530
[2]	Barclays plc	4.972%	5/16/29	2,675	2,618
	Barclays plc	6.490%	9/13/29	8,084	8,364
	Barclays plc	5.690%	3/12/30	12,550	12,586
[2]	Barclays plc	5.088%	6/20/30	8,777	8,395
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,640	1,537
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,487	16,934
	BGC Group Inc.	8.000%	5/25/28	3,200	3,374
	BlackRock Inc.	3.200%	3/15/27	1,138	1,093
	BlackRock Inc.	3.250%	4/30/29	5,000	4,661
	BlackRock TCP Capital Corp.	6.950%	5/30/29	1,900	1,855
	Blackstone Private Credit Fund	7.050%	9/29/25	3,739	3,775

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blackstone Private Credit Fund	2.625%	12/15/26	4,978	4,554
	Blackstone Private Credit Fund	3.250%	3/15/27	14,574	13,456
[4]	Blackstone Private Credit Fund	7.300%	11/27/28	2,570	2,661
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,768	4,577
	Blackstone Secured Lending Fund	2.750%	9/16/26	4,934	4,568
	Blackstone Secured Lending Fund	2.125%	2/15/27	864	780
	Blackstone Secured Lending Fund	5.875%	11/15/27	2,460	2,442
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,250	3,725
	Blue Owl Capital Corp.	3.750%	7/22/25	3,061	2,984
	Blue Owl Capital Corp.	4.250%	1/15/26	4,744	4,601
	Blue Owl Capital Corp.	3.400%	7/15/26	4,310	4,061
	Blue Owl Capital Corp.	2.625%	1/15/27	4,904	4,483
	Blue Owl Capital Corp.	2.875%	6/11/28	8,325	7,363
	Blue Owl Capital Corp.	5.950%	3/15/29	3,525	3,472
[2]	Blue Owl Credit Income Corp.	7.750%	9/16/27	6,725	6,910
	Blue Owl Credit Income Corp.	7.950%	6/13/28	7,440	7,693
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	2,000	1,796
[4]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	4,200	4,109
[2]	BPCE SA	3.375%	12/2/26	3,765	3,606
	Brookfield Finance Inc.	4.250%	6/2/26	2,982	2,916
	Brookfield Finance Inc.	3.900%	1/25/28	5,155	4,918
	Brookfield Finance Inc.	4.850%	3/29/29	6,860	6,739
	Brown & Brown Inc.	4.500%	3/15/29	2,000	1,928
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	12,225	12,020
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,385	4,139
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,600	6,111
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	2,000	2,010
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,686	2,570
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	3,800	3,794
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	8,630	8,565
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	4,550	4,676
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	6,580	6,567
	Capital One Financial Corp.	4.200%	10/29/25	14,047	13,749
	Capital One Financial Corp.	2.636%	3/3/26	8,042	7,870
	Capital One Financial Corp.	3.750%	7/28/26	6,464	6,241
	Capital One Financial Corp.	3.750%	3/9/27	9,955	9,559
	Capital One Financial Corp.	7.149%	10/29/27	5,230	5,402
	Capital One Financial Corp.	4.927%	5/10/28	7,000	6,909
	Capital One Financial Corp.	5.468%	2/1/29	20,760	20,673
	Capital One Financial Corp.	6.312%	6/8/29	10,425	10,668
	Capital One Financial Corp.	5.700%	2/1/30	10,230	10,271
	Capital One Financial Corp.	3.273%	3/1/30	5,035	4,541
	Cboe Global Markets Inc.	3.650%	1/12/27	5,335	5,146
	Charles Schwab Corp.	0.900%	3/11/26	3,070	2,849
	Charles Schwab Corp.	1.150%	5/13/26	13,349	12,350
	Charles Schwab Corp.	3.200%	3/2/27	5,663	5,390
	Charles Schwab Corp.	2.450%	3/3/27	12,689	11,834
	Charles Schwab Corp.	3.200%	1/25/28	1,425	1,337
	Charles Schwab Corp.	2.000%	3/20/28	6,775	6,080
	Charles Schwab Corp.	5.643%	5/19/29	9,080	9,197
	Charles Schwab Corp.	3.250%	5/22/29	3,000	2,764
	Charles Schwab Corp.	6.196%	11/17/29	8,250	8,575
	Chubb INA Holdings LLC	3.350%	5/3/26	6,261	6,058
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	2,500	2,646
	Citibank NA	5.864%	9/29/25	11,419	11,476
[2]	Citibank NA	5.438%	4/30/26	11,375	11,415
[2]	Citibank NA	5.488%	12/4/26	12,668	12,731
	Citibank NA	5.803%	9/29/28	16,730	17,184
	Citigroup Inc.	5.500%	9/13/25	14,611	14,595
	Citigroup Inc.	3.700%	1/12/26	6,392	6,226
	Citigroup Inc.	4.600%	3/9/26	5,956	5,861
	Citigroup Inc.	3.400%	5/1/26	4,197	4,053
	Citigroup Inc.	5.610%	9/29/26	3,926	3,925
	Citigroup Inc.	3.200%	10/21/26	5,496	5,239
	Citigroup Inc.	4.300%	11/20/26	5,662	5,527
	Citigroup Inc.	1.122%	1/28/27	13,936	13,002
	Citigroup Inc.	1.462%	6/9/27	2,643	2,450
	Citigroup Inc.	4.450%	9/29/27	13,937	13,586
[2]	Citigroup Inc.	3.887%	1/10/28	11,927	11,519
[2]	Citigroup Inc.	3.070%	2/24/28	61,466	58,014

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.658%	5/24/28	25,194	24,787
[2]	Citigroup Inc.	3.668%	7/24/28	9,220	8,788
	Citigroup Inc.	4.125%	7/25/28	12,831	12,308
[2]	Citigroup Inc.	3.520%	10/27/28	14,575	13,776
[2]	Citigroup Inc.	4.075%	4/23/29	15,232	14,598
	Citigroup Inc.	5.174%	2/13/30	10,955	10,889
[2]	Citizens Bank NA	3.750%	2/18/26	3,216	3,113
	Citizens Bank NA	4.575%	8/9/28	5,337	5,152
	Citizens Financial Group Inc.	2.850%	7/27/26	3,383	3,196
	Citizens Financial Group Inc.	5.841%	1/23/30	4,000	3,987
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,491
	CME Group Inc.	3.750%	6/15/28	6,675	6,427
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,343
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,728
	CNA Financial Corp.	3.900%	5/1/29	2,800	2,654
	CNO Financial Group Inc.	5.250%	5/30/29	2,900	2,811
	Comerica Inc.	4.000%	2/1/29	2,818	2,584
	Comerica Inc.	5.982%	1/30/30	4,500	4,435
	Commonwealth Bank of Australia	5.316%	3/13/26	7,645	7,672
[2]	Cooperatieve Rabobank UA	5.500%	7/18/25	1,785	1,787
	Cooperatieve Rabobank UA	4.375%	8/4/25	12,601	12,406
	Cooperatieve Rabobank UA	4.850%	1/9/26	4,840	4,813
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,311	8,002
	Cooperatieve Rabobank UA	5.500%	10/5/26	4,843	4,874
	Cooperatieve Rabobank UA	4.800%	1/9/29	4,500	4,459
	Corebridge Financial Inc.	3.650%	4/5/27	29,812	28,541
	Corebridge Financial Inc.	3.850%	4/5/29	9,096	8,526
	Corebridge Financial Inc.	6.875%	12/15/52	5,423	5,471
	Deutsche Bank AG	4.100%	1/13/26	410	403
[2]	Deutsche Bank AG	4.100%	1/13/26	3,860	3,777
	Deutsche Bank AG	1.686%	3/19/26	8,663	8,147
	Deutsche Bank AG	6.119%	7/14/26	5,612	5,619
	Deutsche Bank AG	2.129%	11/24/26	8,602	8,164
	Deutsche Bank AG	7.146%	7/13/27	7,745	7,933
	Deutsche Bank AG	5.371%	9/9/27	2,027	2,029
	Deutsche Bank AG	2.311%	11/16/27	11,110	10,252
	Deutsche Bank AG	2.552%	1/7/28	10,992	10,160
	Deutsche Bank AG	5.706%	2/8/28	4,570	4,561
	Deutsche Bank AG	6.720%	1/18/29	11,340	11,699
	Deutsche Bank AG	5.414%	5/10/29	5,000	4,993
	Deutsche Bank AG	6.819%	11/20/29	11,115	11,556
	Deutsche Bank AG	4.875%	12/1/32	4,737	4,451
[2]	Discover Bank	4.250%	3/13/26	2,926	2,854
[2]	Discover Bank	3.450%	7/27/26	430	411
[2]	Discover Bank	4.650%	9/13/28	7,378	7,075
	Discover Financial Services	4.500%	1/30/26	3,594	3,520
	Discover Financial Services	4.100%	2/9/27	13,365	12,846
	Eaton Vance Corp.	3.500%	4/6/27	3,237	3,094
	Enact Holdings Inc.	6.250%	5/28/29	4,395	4,398
	Enstar Finance LLC	5.750%	9/1/40	447	440
	Enstar Finance LLC	5.500%	1/15/42	4,062	3,923
	Enstar Group Ltd.	4.950%	6/1/29	2,931	2,816
	Equitable Holdings Inc.	4.350%	4/20/28	11,969	11,586
[1]	Essent Group Ltd.	6.250%	7/1/29	2,900	2,897
	F&G Annuities & Life Inc.	7.400%	1/13/28	3,570	3,685
	F&G Annuities & Life Inc.	6.500%	6/4/29	1,800	1,795
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,193	4,117
	Fidelity National Financial Inc.	4.500%	8/15/28	2,295	2,224
	Fifth Third Bancorp	2.550%	5/5/27	2,798	2,592
	Fifth Third Bancorp	1.707%	11/1/27	4,485	4,111
	Fifth Third Bancorp	4.055%	4/25/28	4,025	3,851
	Fifth Third Bancorp	6.339%	7/27/29	15,037	15,419
[2]	Fifth Third Bank NA	3.850%	3/15/26	12,875	12,493
[2]	Fifth Third Bank NA	2.250%	2/1/27	6,531	6,042
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	3,000	3,057
[4]	Franklin BSP Capital Corp.	7.200%	6/15/29	1,000	998
	FS KKR Capital Corp.	3.400%	1/15/26	5,839	5,558
	FS KKR Capital Corp.	2.625%	1/15/27	2,894	2,612
	FS KKR Capital Corp.	7.875%	1/15/29	4,253	4,393
	GATX Corp.	3.250%	9/15/26	2,135	2,041

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	5.400%	3/15/27	250	250
	GATX Corp.	3.850%	3/30/27	3,497	3,368
	GATX Corp.	4.550%	11/7/28	3,705	3,620
	GATX Corp.	4.700%	4/1/29	505	494
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	465	452
	Globe Life Inc.	4.550%	9/15/28	3,531	3,352
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	12,045	12,002
	Goldman Sachs Bank USA	5.414%	5/21/27	11,700	11,686
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,276
	Goldman Sachs Group Inc.	4.250%	10/21/25	26,387	25,926
	Goldman Sachs Group Inc.	3.750%	2/25/26	15,609	15,211
	Goldman Sachs Group Inc.	3.500%	11/16/26	3,930	3,772
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	13,988	13,077
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,619	4,696
	Goldman Sachs Group Inc.	3.850%	1/26/27	10,798	10,436
	Goldman Sachs Group Inc.	1.431%	3/9/27	14,596	13,618
	Goldman Sachs Group Inc.	1.542%	9/10/27	13,609	12,497
	Goldman Sachs Group Inc.	1.948%	10/21/27	50,358	46,501
	Goldman Sachs Group Inc.	2.640%	2/24/28	15,870	14,801
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,179	14,511
	Goldman Sachs Group Inc.	4.482%	8/23/28	29,162	28,486
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	10,850	10,292
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,105	23,203
	Goldman Sachs Group Inc.	6.484%	10/24/29	8,670	9,054
	Goldman Sachs Group Inc.	5.727%	4/25/30	14,828	15,090
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	4,086
	Golub Capital BDC Inc.	7.050%	12/5/28	3,005	3,065
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,770	2,719
	Hercules Capital Inc.	2.625%	9/16/26	355	325
	Hercules Capital Inc.	3.375%	1/20/27	504	467
	Horace Mann Educators Corp.	7.250%	9/15/28	1,000	1,061
[4]	HPS Corporate Lending Fund	6.750%	1/30/29	3,000	3,020
	HSBC Holdings plc	4.250%	8/18/25	7,644	7,507
	HSBC Holdings plc	4.300%	3/8/26	21,048	20,689
	HSBC Holdings plc	3.900%	5/25/26	20,902	20,335
[2]	HSBC Holdings plc	2.099%	6/4/26	19,352	18,710
[2]	HSBC Holdings plc	4.292%	9/12/26	14,581	14,324
	HSBC Holdings plc	7.336%	11/3/26	324	331
	HSBC Holdings plc	4.375%	11/23/26	4,082	3,978
	HSBC Holdings plc	1.589%	5/24/27	9,964	9,284
	HSBC Holdings plc	2.251%	11/22/27	13,109	12,150
[2]	HSBC Holdings plc	4.041%	3/13/28	28,981	27,922
	HSBC Holdings plc	5.597%	5/17/28	9,044	9,079
	HSBC Holdings plc	4.755%	6/9/28	5,560	5,469
	HSBC Holdings plc	5.210%	8/11/28	20,850	20,704
	HSBC Holdings plc	7.390%	11/3/28	11,912	12,598
	HSBC Holdings plc	6.161%	3/9/29	13,803	14,117
[2]	HSBC Holdings plc	4.583%	6/19/29	20,542	19,855
	HSBC Holdings plc	2.206%	8/17/29	23,860	20,970
[2]	HSBC Holdings plc	3.973%	5/22/30	25,000	23,352
	HSBC USA Inc.	5.294%	3/4/27	5,060	5,075
	Huntington Bancshares Inc.	4.443%	8/4/28	5,640	5,464
	Huntington Bancshares Inc.	6.208%	8/21/29	9,361	9,555
	Huntington National Bank	4.552%	5/17/28	4,990	4,857
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	2,049	1,955
	ING Groep NV	3.950%	3/29/27	8,947	8,644
	ING Groep NV	1.726%	4/1/27	4,400	4,116
	ING Groep NV	4.017%	3/28/28	12,740	12,284
	ING Groep NV	4.550%	10/2/28	7,430	7,235
	ING Groep NV	5.335%	3/19/30	9,125	9,090
	Intercontinental Exchange Inc.	3.750%	12/1/25	10,766	10,527
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,914	3,676
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,712	11,330
[4]	Intercontinental Exchange Inc.	3.625%	9/1/28	11,000	10,376
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,900	1,839
	Invesco Finance plc	3.750%	1/15/26	1,348	1,313
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,721	2,695
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,807	5,731
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,050	1,075
	Jefferies Financial Group Inc.	5.875%	7/21/28	6,898	6,966

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.900%	7/15/25	8,648	8,516
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,481
	JPMorgan Chase & Co.	3.300%	4/1/26	4,650	4,502
	JPMorgan Chase & Co.	3.200%	6/15/26	3,371	3,246
	JPMorgan Chase & Co.	2.950%	10/1/26	13,580	12,937
	JPMorgan Chase & Co.	7.625%	10/15/26	4,460	4,699
	JPMorgan Chase & Co.	1.045%	11/19/26	23,689	22,259
	JPMorgan Chase & Co.	4.125%	12/15/26	25,189	24,535
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	19,055	18,615
	JPMorgan Chase & Co.	1.040%	2/4/27	20,337	18,949
	JPMorgan Chase & Co.	1.578%	4/22/27	71,426	66,691
	JPMorgan Chase & Co.	8.000%	4/29/27	2,660	2,856
	JPMorgan Chase & Co.	1.470%	9/22/27	13,908	12,771
	JPMorgan Chase & Co.	5.040%	1/23/28	6,137	6,106
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	27,459	26,456
	JPMorgan Chase & Co.	2.947%	2/24/28	11,277	10,623
	JPMorgan Chase & Co.	5.571%	4/22/28	29,745	29,987
	JPMorgan Chase & Co.	4.323%	4/26/28	7,324	7,142
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	955	911
	JPMorgan Chase & Co.	4.851%	7/25/28	29,603	29,285
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	11,494	10,869
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	15,330	14,671
	JPMorgan Chase & Co.	2.069%	6/1/29	9,230	8,210
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	4,890	4,706
	JPMorgan Chase & Co.	5.299%	7/24/29	6,467	6,490
	JPMorgan Chase & Co.	6.087%	10/23/29	24,475	25,282
	JPMorgan Chase & Co.	5.012%	1/23/30	30,525	30,276
	JPMorgan Chase & Co.	5.581%	4/22/30	11,705	11,890
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	14,576	13,621
[2]	KeyBank NA	4.150%	8/8/25	5,580	5,472
	KeyBank NA	4.700%	1/26/26	5,935	5,818
[2]	KeyBank NA	5.850%	11/15/27	10,310	10,274
[2]	KeyBank NA	6.950%	2/1/28	2,000	2,053
[2]	KeyBank NA	3.900%	4/13/29	2,055	1,847
[2]	KeyCorp	4.150%	10/29/25	4,686	4,581
[2]	KeyCorp	2.250%	4/6/27	8,684	7,890
[2]	KeyCorp	4.100%	4/30/28	4,485	4,243
	Lazard Group LLC	3.625%	3/1/27	2,560	2,450
	Lazard Group LLC	4.500%	9/19/28	6,850	6,614
	Lazard Group LLC	4.375%	3/11/29	3,560	3,403
	Legg Mason Inc.	4.750%	3/15/26	4,075	4,048
	Lincoln National Corp.	3.625%	12/12/26	4,874	4,664
	Lincoln National Corp.	3.800%	3/1/28	2,510	2,396
	Lloyds Banking Group plc	4.582%	12/10/25	791	777
	Lloyds Banking Group plc	4.650%	3/24/26	6,774	6,648
	Lloyds Banking Group plc	4.716%	8/11/26	20,086	19,859
	Lloyds Banking Group plc	3.750%	1/11/27	3,413	3,283
	Lloyds Banking Group plc	1.627%	5/11/27	3,555	3,302
	Lloyds Banking Group plc	5.462%	1/5/28	5,416	5,406
	Lloyds Banking Group plc	3.750%	3/18/28	9,674	9,252
	Lloyds Banking Group plc	4.375%	3/22/28	18,706	18,114
	Lloyds Banking Group plc	4.550%	8/16/28	3,511	3,409
[2]	Lloyds Banking Group plc	3.574%	11/7/28	4,982	4,687
	Lloyds Banking Group plc	5.871%	3/6/29	8,475	8,588
	Lloyds Banking Group plc	5.721%	6/5/30	8,000	8,064
	LPL Holdings Inc.	5.700%	5/20/27	2,900	2,912
	LPL Holdings Inc.	6.750%	11/17/28	3,405	3,576
	M&T Bank Corp.	4.553%	8/16/28	4,911	4,700
	M&T Bank Corp.	7.413%	10/30/29	4,205	4,424
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,729
	Main Street Capital Corp.	6.500%	6/4/27	1,800	1,801
	Main Street Capital Corp.	6.950%	3/1/29	1,800	1,819
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,920	6,885
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,380	6,262
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,948	2,748
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,486	8,178
	Manulife Financial Corp.	4.150%	3/4/26	4,419	4,327
	Manulife Financial Corp.	2.484%	5/19/27	5,379	4,983
[2]	Manulife Financial Corp.	4.061%	2/24/32	4,952	4,744
	Markel Group Inc.	3.500%	11/1/27	1,675	1,587

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,502	3,418
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	8,119	7,936
	Mastercard Inc.	2.950%	11/21/26	9,093	8,678
	Mastercard Inc.	3.300%	3/26/27	10,516	10,093
	Mastercard Inc.	4.875%	3/9/28	7,940	7,982
	Mastercard Inc.	2.950%	6/1/29	5,414	4,976
	Mercury General Corp.	4.400%	3/15/27	3,240	3,126
	MetLife Inc.	3.600%	11/13/25	4,604	4,502
	MGIC Investment Corp.	5.250%	8/15/28	1,082	1,055
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	10,973	10,514
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	6,081	5,935
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,246	5,918
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	37,211	34,426
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,401	9,859
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	8,910	8,203
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	7,183	6,675
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,680	16,048
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	4,651	4,500
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	4,168	4,140
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	10,246	9,885
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	5,225	5,233
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,350	6,353
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	6,025	6,011
	Mizuho Financial Group Inc.	2.651%	5/22/26	4,900	4,775
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,341	8,085
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,189	5,862
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,915	3,759
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,983	2,757
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	10,039
	Mizuho Financial Group Inc.	4.018%	3/5/28	4,140	3,980
	Mizuho Financial Group Inc.	5.414%	9/13/28	8,766	8,785
	Mizuho Financial Group Inc.	5.667%	5/27/29	4,052	4,094
	Mizuho Financial Group Inc.	5.778%	7/6/29	9,215	9,340
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	3,253	3,115
	Mizuho Financial Group Inc.	3.261%	5/22/30	1,739	1,582
[2]	Morgan Stanley	4.000%	7/23/25	16,259	16,015
	Morgan Stanley	5.000%	11/24/25	9,559	9,489
[2]	Morgan Stanley	3.875%	1/27/26	13,777	13,467
[2]	Morgan Stanley	3.125%	7/27/26	4,771	4,562
[2]	Morgan Stanley	6.250%	8/9/26	5,960	6,065
[2]	Morgan Stanley	4.350%	9/8/26	19,284	18,859
	Morgan Stanley	6.138%	10/16/26	7,405	7,455
	Morgan Stanley	0.985%	12/10/26	22,393	20,948
	Morgan Stanley	3.625%	1/20/27	9,210	8,879
	Morgan Stanley	5.050%	1/28/27	15,350	15,266
	Morgan Stanley	3.950%	4/23/27	6,333	6,116
	Morgan Stanley	1.593%	5/4/27	32,956	30,719
[2]	Morgan Stanley	1.512%	7/20/27	39,924	36,920
	Morgan Stanley	2.475%	1/21/28	16,950	15,801
	Morgan Stanley	4.210%	4/20/28	35,556	34,570
	Morgan Stanley	6.296%	10/18/28	19,516	20,123
[2]	Morgan Stanley	3.772%	1/24/29	10,473	9,971
	Morgan Stanley	5.123%	2/1/29	10,450	10,409
[2]	Morgan Stanley	5.164%	4/20/29	16,186	16,130
	Morgan Stanley	5.449%	7/20/29	24,350	24,495
	Morgan Stanley	5.173%	1/16/30	32,905	32,806
	Morgan Stanley	5.656%	4/18/30	22,125	22,494
	Morgan Stanley Bank NA	5.479%	7/16/25	7,450	7,462
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	8,385	8,311
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	9,700	9,816
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	4,370	4,337
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	12,327	12,412
[4]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	2,500	2,445
	Nasdaq Inc.	3.850%	6/30/26	2,621	2,552
	Nasdaq Inc.	5.350%	6/28/28	11,860	11,960
	National Australia Bank Ltd.	4.750%	12/10/25	2,180	2,167
	National Australia Bank Ltd.	4.966%	1/12/26	15,059	14,988
	National Australia Bank Ltd.	3.375%	1/14/26	1,596	1,554
[2]	National Australia Bank Ltd.	2.500%	7/12/26	16,763	15,918
	National Australia Bank Ltd.	5.087%	6/11/27	3,600	3,607

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	4.944%	1/12/28	5,175	5,175
	National Australia Bank Ltd.	4.900%	6/13/28	16,400	16,380
	National Australia Bank Ltd.	4.787%	1/10/29	2,865	2,847
	National Bank of Canada	5.600%	12/18/28	8,275	8,356
	NatWest Group plc	4.800%	4/5/26	7,644	7,550
	NatWest Group plc	7.472%	11/10/26	14,505	14,826
	NatWest Group plc	5.847%	3/2/27	5,745	5,758
	NatWest Group plc	5.583%	3/1/28	1,075	1,076
[2]	NatWest Group plc	3.073%	5/22/28	16,408	15,352
	NatWest Group plc	5.516%	9/30/28	12,826	12,826
[2]	NatWest Group plc	4.892%	5/18/29	20,147	19,701
[2]	NatWest Group plc	4.445%	5/8/30	7,000	6,692
	NatWest Group plc	6.475%	6/1/34	6,000	6,096
	Nomura Holdings Inc.	5.099%	7/3/25	3,855	3,830
	Nomura Holdings Inc.	1.851%	7/16/25	12,801	12,301
	Nomura Holdings Inc.	1.653%	7/14/26	1,955	1,807
	Nomura Holdings Inc.	2.329%	1/22/27	14,255	13,177
[1]	Nomura Holdings Inc.	5.594%	7/2/27	1,200	1,201
	Nomura Holdings Inc.	5.386%	7/6/27	4,877	4,865
	Nomura Holdings Inc.	6.070%	7/12/28	4,950	5,064
	Nomura Holdings Inc.	2.172%	7/14/28	4,923	4,346
	Northern Trust Corp.	3.950%	10/30/25	5,710	5,596
	Northern Trust Corp.	4.000%	5/10/27	5,970	5,828
	Northern Trust Corp.	3.650%	8/3/28	3,400	3,250
	Northern Trust Corp.	3.150%	5/3/29	3,050	2,817
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,269
[4]	Oaktree Strategic Credit Fund	8.400%	11/14/28	1,900	2,006
	Old Republic International Corp.	3.875%	8/26/26	4,331	4,186
	ORIX Corp.	5.000%	9/13/27	4,390	4,361
[2]	PNC Bank NA	4.200%	11/1/25	3,381	3,315
[2]	PNC Bank NA	3.100%	10/25/27	3,859	3,609
[2]	PNC Bank NA	4.050%	7/26/28	5,417	5,147
	PNC Financial Services Group Inc.	5.812%	6/12/26	17,250	17,268
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,263	5,750
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,190	2,164
	PNC Financial Services Group Inc.	3.150%	5/19/27	11,934	11,330
	PNC Financial Services Group Inc.	6.615%	10/20/27	6,455	6,611
	PNC Financial Services Group Inc.	5.300%	1/21/28	2,075	2,072
	PNC Financial Services Group Inc.	5.354%	12/2/28	9,001	9,009
	PNC Financial Services Group Inc.	3.450%	4/23/29	6,730	6,241
	PNC Financial Services Group Inc.	5.582%	6/12/29	17,956	18,151
	PNC Financial Services Group Inc.	5.492%	5/14/30	8,715	8,766
	Principal Financial Group Inc.	3.700%	5/15/29	2,330	2,174
[2]	Private Export Funding Corp.	3.900%	10/15/27	2,850	2,775
[2]	Private Export Funding Corp.	4.300%	12/15/28	2,650	2,621
	Progressive Corp.	2.500%	3/15/27	6,428	6,019
	Progressive Corp.	4.000%	3/1/29	4,579	4,385
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,936
	Prospect Capital Corp.	3.364%	11/15/26	1,865	1,714
[2]	Prudential Financial Inc.	1.500%	3/10/26	647	609
[2]	Prudential Financial Inc.	5.375%	5/15/45	2,648	2,621
[2]	Prudential Financial Inc.	4.500%	9/15/47	1,195	1,129
[2]	Prudential Financial Inc.	5.700%	9/15/48	2,721	2,667
	Radian Group Inc.	6.200%	5/15/29	3,825	3,863
	Regions Financial Corp.	1.800%	8/12/28	4,257	3,677
	Regions Financial Corp.	5.722%	6/6/30	4,000	3,997
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,003	973
	Reinsurance Group of America Inc.	3.900%	5/15/29	3,500	3,284
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,295
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	2,422	2,236
[2]	Royal Bank of Canada	0.875%	1/20/26	11,202	10,481
[2]	Royal Bank of Canada	4.650%	1/27/26	14,609	14,409
	Royal Bank of Canada	1.200%	4/27/26	17,239	16,018
[2]	Royal Bank of Canada	1.150%	7/14/26	6,972	6,427
[2]	Royal Bank of Canada	1.400%	11/2/26	6,801	6,227
[2]	Royal Bank of Canada	4.875%	1/19/27	4,620	4,590
[2]	Royal Bank of Canada	2.050%	1/21/27	3,120	2,897
	Royal Bank of Canada	3.625%	5/4/27	3,258	3,127
[2]	Royal Bank of Canada	4.240%	8/3/27	12,785	12,445
[2]	Royal Bank of Canada	4.900%	1/12/28	13,700	13,599

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Royal Bank of Canada	5.200%	8/1/28	6,865	6,911
[2]	Royal Bank of Canada	4.950%	2/1/29	2,757	2,745
	Santander Holdings USA Inc.	4.500%	7/17/25	7,301	7,197
	Santander Holdings USA Inc.	3.244%	10/5/26	17,033	16,142
	Santander Holdings USA Inc.	4.400%	7/13/27	10,142	9,802
	Santander Holdings USA Inc.	2.490%	1/6/28	9,600	8,846
	Santander Holdings USA Inc.	6.499%	3/9/29	5,805	5,909
[2]	Santander UK Group Holdings plc	1.532%	8/21/26	4,134	3,935
	Santander UK Group Holdings plc	1.673%	6/14/27	4,465	4,127
	Santander UK Group Holdings plc	2.469%	1/11/28	19,816	18,288
	Santander UK Group Holdings plc	6.534%	1/10/29	9,822	10,085
	SiriusPoint Ltd.	7.000%	4/5/29	1,056	1,068
[4]	Sixth Street Lending Partners	6.500%	3/11/29	4,463	4,417
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	3,041	2,827
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,256	1,283
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	2,270	2,242
	State Street Corp.	3.550%	8/18/25	11,296	11,081
	State Street Corp.	5.104%	5/18/26	5,500	5,477
	State Street Corp.	5.272%	8/3/26	6,918	6,931
	State Street Corp.	4.993%	3/18/27	4,000	3,996
	State Street Corp.	2.203%	2/7/28	4,369	4,063
	State Street Corp.	5.684%	11/21/29	7,300	7,466
[2]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,880	4,792
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	25,507	24,490
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,979	5,588
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,113	7,900
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	4,150	4,187
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	20,055	18,415
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,513	14,731
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	18,125	17,368
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	12,874	11,944
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	80	75
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	13,248	13,387
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	8,125	8,292
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,995	6,695
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	22,567	19,769
	Synchrony Bank	5.625%	8/23/27	13,747	13,606
	Synchrony Financial	4.500%	7/23/25	6,486	6,377
	Synchrony Financial	3.700%	8/4/26	4,437	4,233
	Synchrony Financial	5.150%	3/19/29	3,530	3,389
	Synovus Bank	5.625%	2/15/28	3,740	3,625
[2]	Toronto-Dominion Bank	0.750%	9/11/25	12,252	11,595
[2]	Toronto-Dominion Bank	0.750%	1/6/26	4,240	3,963
	Toronto-Dominion Bank	5.103%	1/9/26	10,375	10,336
[2]	Toronto-Dominion Bank	1.200%	6/3/26	3,296	3,053
[2]	Toronto-Dominion Bank	5.532%	7/17/26	6,265	6,284
[2]	Toronto-Dominion Bank	1.250%	9/10/26	15,602	14,311
[2]	Toronto-Dominion Bank	1.950%	1/12/27	7,090	6,581
[2]	Toronto-Dominion Bank	2.800%	3/10/27	10,744	10,091
[2]	Toronto-Dominion Bank	4.980%	4/5/27	2,755	2,741
	Toronto-Dominion Bank	4.108%	6/8/27	16,670	16,176
[2]	Toronto-Dominion Bank	4.693%	9/15/27	13,367	13,171
	Toronto-Dominion Bank	5.156%	1/10/28	7,450	7,443
[2]	Toronto-Dominion Bank	5.523%	7/17/28	11,351	11,486
	Trinity Acquisition plc	4.400%	3/15/26	5,935	5,823
[2]	Truist Bank	3.625%	9/16/25	12,872	12,536
[2]	Truist Bank	3.300%	5/15/26	445	426
[2]	Truist Bank	3.800%	10/30/26	4,236	4,073
[2]	Truist Financial Corp.	1.267%	3/2/27	7,297	6,782
[2]	Truist Financial Corp.	6.047%	6/8/27	8,310	8,368
[2]	Truist Financial Corp.	1.125%	8/3/27	3,747	3,306
[2]	Truist Financial Corp.	4.123%	6/6/28	15,083	14,544
[2]	Truist Financial Corp.	4.873%	1/26/29	12,800	12,555
[2]	Truist Financial Corp.	1.887%	6/7/29	4,590	4,020
[2]	Truist Financial Corp.	7.161%	10/30/29	10,645	11,303
[2]	Truist Financial Corp.	5.435%	1/24/30	8,985	8,957
	UBS AG	5.800%	9/11/25	4,900	4,917
	UBS AG	1.250%	8/7/26	7,840	7,203
	UBS AG	7.500%	2/15/28	23,474	25,115
	UBS AG	5.650%	9/11/28	9,715	9,888

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UBS Group AG	4.550%	4/17/26	13,251	13,024
[2]	US Bancorp	3.950%	11/17/25	3,300	3,238
[2]	US Bancorp	3.100%	4/27/26	13,294	12,746
[2]	US Bancorp	2.375%	7/22/26	9,813	9,262
	US Bancorp	5.727%	10/21/26	12,035	12,059
[2]	US Bancorp	3.150%	4/27/27	15,310	14,568
	US Bancorp	6.787%	10/26/27	4,155	4,277
[2]	US Bancorp	3.900%	4/26/28	7,645	7,327
[2]	US Bancorp	4.548%	7/22/28	10,462	10,229
	US Bancorp	4.653%	2/1/29	175	171
	US Bancorp	5.775%	6/12/29	7,522	7,637
	US Bancorp	5.384%	1/23/30	19,045	19,088
	Visa Inc.	3.150%	12/14/25	23,638	22,995
	Visa Inc.	1.900%	4/15/27	12,542	11,574
	Visa Inc.	0.750%	8/15/27	2,944	2,607
	Visa Inc.	2.750%	9/15/27	455	427
	Voya Financial Inc.	3.650%	6/15/26	3,400	3,282
[2]	Voya Financial Inc.	4.700%	1/23/48	1,425	1,236
	Wachovia Corp.	7.574%	8/1/26	184	192
	Webster Financial Corp.	4.100%	3/25/29	1,480	1,373
[2]	Wells Fargo & Co.	3.550%	9/29/25	18,912	18,464
	Wells Fargo & Co.	3.000%	4/22/26	31,138	29,860
[2]	Wells Fargo & Co.	4.100%	6/3/26	13,527	13,183
[2]	Wells Fargo & Co.	4.540%	8/15/26	12,245	12,092
	Wells Fargo & Co.	3.000%	10/23/26	22,306	21,192
[2]	Wells Fargo & Co.	3.196%	6/17/27	2,407	2,305
[2]	Wells Fargo & Co.	4.300%	7/22/27	14,065	13,696
[2]	Wells Fargo & Co.	3.526%	3/24/28	34,443	32,847
[2]	Wells Fargo & Co.	5.707%	4/22/28	24,790	25,013
[2]	Wells Fargo & Co.	3.584%	5/22/28	19,569	18,636
[2]	Wells Fargo & Co.	4.808%	7/25/28	31,836	31,374
[2]	Wells Fargo & Co.	5.574%	7/25/29	28,618	28,884
	Wells Fargo & Co.	5.198%	1/23/30	24,455	24,350
[2]	Wells Fargo Bank NA	5.550%	8/1/25	5,740	5,749
	Wells Fargo Bank NA	4.811%	1/15/26	6,140	6,099
[2]	Wells Fargo Bank NA	5.450%	8/7/26	6,510	6,530
	Wells Fargo Bank NA	5.254%	12/11/26	10,650	10,657
	Western Union Co.	1.350%	3/15/26	4,570	4,261
	Westpac Banking Corp.	5.512%	11/17/25	3,430	3,446
	Westpac Banking Corp.	5.200%	4/16/26	4,465	4,467
	Westpac Banking Corp.	2.850%	5/13/26	18,272	17,522
	Westpac Banking Corp.	3.350%	3/8/27	6,437	6,175
	Westpac Banking Corp.	5.457%	11/18/27	14,230	14,439
	Westpac Banking Corp.	3.400%	1/25/28	7,182	6,829
	Westpac Banking Corp.	5.535%	11/17/28	8,340	8,532
	Westpac Banking Corp.	1.953%	11/20/28	5,347	4,724
	Westpac Banking Corp.	5.050%	4/16/29	4,400	4,411
[2]	Westpac Banking Corp.	4.322%	11/23/31	5,082	4,904
	Willis North America Inc.	4.650%	6/15/27	9,121	8,966
	Willis North America Inc.	4.500%	9/15/28	689	669
	Wintrust Financial Corp.	4.850%	6/6/29	1,500	1,367
					6,093,812
Health Care (2.1%)
	Abbott Laboratories	3.875%	9/15/25	4,301	4,242
	Abbott Laboratories	3.750%	11/30/26	5,803	5,660
	Abbott Laboratories	1.150%	1/30/28	4,975	4,410
	AbbVie Inc.	3.800%	3/15/25	11,800	11,646
	AbbVie Inc.	3.200%	5/14/26	3,740	3,612
	AbbVie Inc.	2.950%	11/21/26	19,144	18,242
	AbbVie Inc.	4.800%	3/15/27	14,200	14,136
	AbbVie Inc.	4.250%	11/14/28	7,880	7,691
	AbbVie Inc.	4.800%	3/15/29	9,240	9,186
	AbbVie Inc.	3.200%	11/21/29	9,875	9,064
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,581	2,473
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,521
	Amgen Inc.	5.507%	3/2/26	8,760	8,760
	Amgen Inc.	2.600%	8/19/26	6,450	6,111
	Amgen Inc.	2.200%	2/21/27	19,427	18,023
	Amgen Inc.	5.150%	3/2/28	30,530	30,527

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	1.650%	8/15/28	4,960	4,339
	Amgen Inc.	4.050%	8/18/29	2,000	1,913
	AstraZeneca Finance LLC	1.200%	5/28/26	4,853	4,506
	AstraZeneca Finance LLC	4.800%	2/26/27	7,615	7,571
	AstraZeneca Finance LLC	4.875%	3/3/28	6,528	6,518
	AstraZeneca Finance LLC	1.750%	5/28/28	7,003	6,209
	AstraZeneca Finance LLC	4.850%	2/26/29	3,414	3,407
	AstraZeneca plc	3.375%	11/16/25	19,119	18,647
	AstraZeneca plc	0.700%	4/8/26	12,075	11,183
	AstraZeneca plc	3.125%	6/12/27	7,020	6,674
	AstraZeneca plc	4.000%	1/17/29	6,295	6,064
	Baxalta Inc.	4.000%	6/23/25	11,029	10,867
	Baxter International Inc.	2.600%	8/15/26	5,924	5,597
	Baxter International Inc.	1.915%	2/1/27	13,565	12,431
	Becton Dickinson & Co.	3.700%	6/6/27	13,555	13,046
	Becton Dickinson & Co.	4.693%	2/13/28	4,464	4,400
	Becton Dickinson & Co.	5.081%	6/7/29	2,500	2,498
	Biogen Inc.	4.050%	9/15/25	10,915	10,724
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,078
	Bristol-Myers Squibb Co.	0.750%	11/13/25	5,189	4,885
	Bristol-Myers Squibb Co.	4.950%	2/20/26	5,605	5,588
	Bristol-Myers Squibb Co.	3.200%	6/15/26	7,457	7,189
	Bristol-Myers Squibb Co.	4.900%	2/22/27	3,830	3,820
	Bristol-Myers Squibb Co.	1.125%	11/13/27	4,980	4,395
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,975	4,746
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,075	8,764
	Bristol-Myers Squibb Co.	4.900%	2/22/29	9,890	9,870
	Cardinal Health Inc.	3.750%	9/15/25	4,077	3,991
	Cardinal Health Inc.	3.410%	6/15/27	3,612	3,440
	Cardinal Health Inc.	5.125%	2/15/29	4,000	3,991
	Cencora Inc.	3.450%	12/15/27	5,131	4,855
	Centene Corp.	4.250%	12/15/27	12,565	11,997
	Centene Corp.	2.450%	7/15/28	15,243	13,536
[2]	CHRISTUS Health	4.341%	7/1/28	2,000	1,948
[2]	Cigna Group	4.500%	2/25/26	2,727	2,688
	Cigna Group	1.250%	3/15/26	2,308	2,155
[2]	Cigna Group	3.400%	3/1/27	13,868	13,258
	Cigna Group	4.375%	10/15/28	21,950	21,313
	Cigna Group	5.000%	5/15/29	5,750	5,725
	CommonSpirit Health	1.547%	10/1/25	4,716	4,481
	CommonSpirit Health	6.073%	11/1/27	3,000	3,069
	CVS Health Corp.	3.875%	7/20/25	31,078	30,518
	CVS Health Corp.	5.000%	2/20/26	170	169
	CVS Health Corp.	2.875%	6/1/26	9,678	9,219
	CVS Health Corp.	3.000%	8/15/26	3,915	3,729
	CVS Health Corp.	3.625%	4/1/27	3,121	2,994
	CVS Health Corp.	1.300%	8/21/27	5,505	4,877
	CVS Health Corp.	4.300%	3/25/28	28,393	27,412
	CVS Health Corp.	5.000%	1/30/29	1,989	1,969
	CVS Health Corp.	5.400%	6/1/29	3,750	3,754
	CVS Health Corp.	3.250%	8/15/29	8,609	7,813
	Danaher Corp.	3.350%	9/15/25	1,796	1,758
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,075	3,938
	Elevance Health Inc.	5.350%	10/15/25	2,748	2,745
	Elevance Health Inc.	4.900%	2/8/26	3,745	3,715
	Elevance Health Inc.	1.500%	3/15/26	4,485	4,210
	Elevance Health Inc.	4.101%	3/1/28	16,671	16,122
	Elevance Health Inc.	5.150%	6/15/29	3,257	3,266
	Eli Lilly & Co.	4.500%	2/9/27	4,949	4,907
	Eli Lilly & Co.	5.500%	3/15/27	2,875	2,925
	Eli Lilly & Co.	4.500%	2/9/29	7,475	7,410
	Eli Lilly & Co.	3.375%	3/15/29	8,933	8,440
	GE HealthCare Technologies Inc.	5.600%	11/15/25	8,725	8,732
	GE HealthCare Technologies Inc.	5.650%	11/15/27	9,803	9,935
	Gilead Sciences Inc.	3.650%	3/1/26	24,339	23,671
	Gilead Sciences Inc.	2.950%	3/1/27	13,625	12,933
	Gilead Sciences Inc.	1.200%	10/1/27	2,440	2,163
	GlaxoSmithKline Capital plc	3.375%	6/1/29	5,969	5,590
	HCA Inc.	5.875%	2/15/26	10,276	10,294
	HCA Inc.	5.250%	6/15/26	9,673	9,635

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.375%	9/1/26	5,672	5,658
	HCA Inc.	4.500%	2/15/27	3,480	3,401
	HCA Inc.	3.125%	3/15/27	11,855	11,201
	HCA Inc.	5.200%	6/1/28	4,975	4,955
	HCA Inc.	5.625%	9/1/28	8,225	8,297
	HCA Inc.	5.875%	2/1/29	5,810	5,916
	HCA Inc.	3.375%	3/15/29	4,500	4,135
	HCA Inc.	4.125%	6/15/29	11,500	10,891
	Humana Inc.	3.950%	3/15/27	3,735	3,613
	Humana Inc.	5.750%	3/1/28	2,400	2,442
	Humana Inc.	5.750%	12/1/28	2,887	2,944
	Humana Inc.	3.700%	3/23/29	4,400	4,125
	Illumina Inc.	5.800%	12/12/25	2,960	2,963
	Illumina Inc.	5.750%	12/13/27	4,875	4,920
	IQVIA Inc.	5.700%	5/15/28	195	197
	IQVIA Inc.	6.250%	2/1/29	7,575	7,786
	Johnson & Johnson	0.550%	9/1/25	4,920	4,671
	Johnson & Johnson	2.450%	3/1/26	11,585	11,126
	Johnson & Johnson	2.950%	3/3/27	12,978	12,421
	Johnson & Johnson	0.950%	9/1/27	1,381	1,230
	Johnson & Johnson	2.900%	1/15/28	8,667	8,190
	Johnson & Johnson	4.800%	6/1/29	7,000	7,052
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,122	3,945
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,660	4,329
	Laboratory Corp. of America Holdings	2.950%	12/1/29	1,075	960
	McKesson Corp.	0.900%	12/3/25	4,421	4,154
	McKesson Corp.	5.250%	2/15/26	3,020	3,017
	McKesson Corp.	3.950%	2/16/28	1,800	1,733
	McKesson Corp.	4.900%	7/15/28	889	886
	Medtronic Global Holdings SCA	4.250%	3/30/28	7,370	7,200
	Merck & Co. Inc.	0.750%	2/24/26	6,003	5,606
	Merck & Co. Inc.	1.700%	6/10/27	16,414	15,067
	Merck & Co. Inc.	4.050%	5/17/28	4,000	3,918
	Merck & Co. Inc.	3.400%	3/7/29	10,224	9,651
	Mylan Inc.	4.550%	4/15/28	5,720	5,511
	Novartis Capital Corp.	3.000%	11/20/25	5,952	5,791
	Novartis Capital Corp.	2.000%	2/14/27	15,227	14,183
	Novartis Capital Corp.	3.100%	5/17/27	5,164	4,932
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	2,217	2,091
	Pfizer Inc.	2.750%	6/3/26	13,494	12,902
	Pfizer Inc.	3.000%	12/15/26	9,488	9,055
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	17,692	17,469
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	30,030	29,506
	Pharmacia LLC	6.600%	12/1/28	6,907	7,324
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,742	2,581
	Quest Diagnostics Inc.	3.450%	6/1/26	7,934	7,667
	Quest Diagnostics Inc.	4.200%	6/30/29	1,500	1,444
	Revvity Inc.	1.900%	9/15/28	3,170	2,773
	Royalty Pharma plc	1.200%	9/2/25	4,905	4,658
	Royalty Pharma plc	1.750%	9/2/27	5,115	4,595
	Sanofi SA	3.625%	6/19/28	5,195	4,977
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	13,118	12,579
	Smith & Nephew plc	5.150%	3/20/27	1,500	1,495
[4]	Solventum Corp.	5.450%	2/25/27	6,750	6,745
[4]	Solventum Corp.	5.400%	3/1/29	7,570	7,547
[2]	SSM Health Care Corp.	3.823%	6/1/27	2,994	2,891
	SSM Health Care Corp.	4.894%	6/1/28	3,500	3,481
	Stryker Corp.	3.375%	11/1/25	4,494	4,374
	Stryker Corp.	3.500%	3/15/26	1,570	1,524
	Stryker Corp.	3.650%	3/7/28	4,867	4,635
[2]	Sutter Health	1.321%	8/15/25	2,580	2,463
[2]	Sutter Health	3.695%	8/15/28	2,300	2,185
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,693	10,613
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	5,440	5,434
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	5,388	5,366
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	4,487	3,958
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	5,950	5,962
	UnitedHealth Group Inc.	3.750%	7/15/25	13,491	13,290
	UnitedHealth Group Inc.	5.150%	10/15/25	7,068	7,060
	UnitedHealth Group Inc.	3.700%	12/15/25	4,737	4,637

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	1.250%	1/15/26	1,310	1,234
	UnitedHealth Group Inc.	3.100%	3/15/26	1,832	1,773
	UnitedHealth Group Inc.	1.150%	5/15/26	10,681	9,933
	UnitedHealth Group Inc.	3.450%	1/15/27	5,000	4,823
	UnitedHealth Group Inc.	3.375%	4/15/27	7,925	7,601
	UnitedHealth Group Inc.	4.600%	4/15/27	2,950	2,926
	UnitedHealth Group Inc.	3.700%	5/15/27	6,465	6,255
	UnitedHealth Group Inc.	5.250%	2/15/28	5,244	5,312
	UnitedHealth Group Inc.	3.850%	6/15/28	7,770	7,469
	UnitedHealth Group Inc.	3.875%	12/15/28	5,068	4,857
	UnitedHealth Group Inc.	4.250%	1/15/29	5,343	5,205
	UnitedHealth Group Inc.	4.700%	4/15/29	2,350	2,332
	UnitedHealth Group Inc.	4.000%	5/15/29	5,300	5,096
	Universal Health Services Inc.	1.650%	9/1/26	4,495	4,135
	Utah Acquisition Sub Inc.	3.950%	6/15/26	16,100	15,617
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,857	4,687
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	3,000	3,017
	Zoetis Inc.	5.400%	11/14/25	4,980	4,979
	Zoetis Inc.	3.900%	8/20/28	813	776
					1,207,848
Industrials (1.7%)
[2]	3M Co.	3.000%	8/7/25	6,970	6,789
[2]	3M Co.	2.250%	9/19/26	2,414	2,265
	3M Co.	2.875%	10/15/27	4,730	4,413
[2]	3M Co.	3.625%	9/14/28	2,500	2,366
[2]	3M Co.	3.375%	3/1/29	4,665	4,328
	AGCO Corp.	5.450%	3/21/27	2,350	2,355
[2]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	2,286	2,183
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	1,602	1,485
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	3,296	3,110
	Amphenol Corp.	5.050%	4/5/27	2,635	2,633
	Amphenol Corp.	5.050%	4/5/29	2,635	2,643
[2]	BNSF Funding Trust I	6.613%	12/15/55	3,664	3,661
	Boeing Co.	2.600%	10/30/25	4,984	4,766
	Boeing Co.	2.750%	2/1/26	4,812	4,570
	Boeing Co.	2.196%	2/4/26	29,477	27,726
	Boeing Co.	3.100%	5/1/26	5,004	4,748
	Boeing Co.	2.250%	6/15/26	5,879	5,475
	Boeing Co.	2.700%	2/1/27	5,759	5,311
	Boeing Co.	5.040%	5/1/27	16,278	15,921
[4]	Boeing Co.	6.259%	5/1/27	5,880	5,923
	Boeing Co.	3.250%	2/1/28	7,372	6,751
	Boeing Co.	3.200%	3/1/29	5,645	5,010
[4]	Boeing Co.	6.298%	5/1/29	8,890	9,015
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	5,712	5,600
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,080	3,902
	Canadian National Railway Co.	2.750%	3/1/26	3,337	3,214
	Canadian Pacific Railway Co.	1.750%	12/2/26	8,634	7,966
	Carrier Global Corp.	2.493%	2/15/27	14,180	13,277
	Caterpillar Financial Services Corp.	5.150%	8/11/25	4,745	4,737
[2]	Caterpillar Financial Services Corp.	3.650%	8/12/25	4,776	4,690
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	2,957	2,788
	Caterpillar Financial Services Corp.	5.050%	2/27/26	4,700	4,700
	Caterpillar Financial Services Corp.	0.900%	3/2/26	6,106	5,696
[2]	Caterpillar Financial Services Corp.	4.350%	5/15/26	7,500	7,399
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	3,079
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,166	8,464
	Caterpillar Financial Services Corp.	5.000%	5/14/27	5,030	5,037
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,288	10,862
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	4,832
	CNH Industrial Capital LLC	5.450%	10/14/25	2,299	2,298
	CNH Industrial Capital LLC	1.875%	1/15/26	3,857	3,652
	CNH Industrial Capital LLC	4.550%	4/10/28	12,130	11,861
	CNH Industrial Capital LLC	5.500%	1/12/29	3,540	3,576
	CNH Industrial Capital LLC	5.100%	4/20/29	3,500	3,487
	CSX Corp.	3.350%	11/1/25	7,982	7,775
	CSX Corp.	2.600%	11/1/26	5,512	5,211
	CSX Corp.	3.250%	6/1/27	1,338	1,277
	CSX Corp.	4.250%	3/15/29	5,675	5,509

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cummins Inc.	0.750%	9/1/25	2,906	2,760
	Cummins Inc.	4.900%	2/20/29	3,000	2,995
[4]	Delta Air Lines Inc.	4.750%	10/20/28	9,800	9,556
	Dover Corp.	3.150%	11/15/25	3,571	3,460
	Eaton Corp.	3.103%	9/15/27	5,324	5,025
	Emerson Electric Co.	0.875%	10/15/26	3,909	3,566
	Emerson Electric Co.	1.800%	10/15/27	4,798	4,368
	Emerson Electric Co.	2.000%	12/21/28	6,600	5,855
	FedEx Corp.	3.250%	4/1/26	3,240	3,131
	FedEx Corp.	4.200%	10/17/28	5,900	5,736
	Fortive Corp.	3.150%	6/15/26	5,338	5,120
	General Dynamics Corp.	3.500%	4/1/27	5,090	4,901
	General Dynamics Corp.	2.625%	11/15/27	4,140	3,849
	General Dynamics Corp.	3.750%	5/15/28	8,409	8,091
	HEICO Corp.	5.250%	8/1/28	2,106	2,110
	Hexcel Corp.	4.200%	2/15/27	3,494	3,370
	Honeywell International Inc.	2.500%	11/1/26	5,184	4,900
	Honeywell International Inc.	1.100%	3/1/27	7,776	7,050
	Honeywell International Inc.	4.950%	2/15/28	4,580	4,614
	Honeywell International Inc.	4.250%	1/15/29	5,045	4,935
	Honeywell International Inc.	2.700%	8/15/29	4,850	4,389
	Howmet Aerospace Inc.	3.000%	1/15/29	2,012	1,828
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,642	5,311
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,655	2,337
	Illinois Tool Works Inc.	2.650%	11/15/26	6,451	6,137
	Ingersoll Rand Inc.	5.197%	6/15/27	5,500	5,514
	Ingersoll Rand Inc.	5.400%	8/14/28	625	631
	Ingersoll Rand Inc.	5.176%	6/15/29	5,390	5,390
	Jacobs Engineering Group Inc.	6.350%	8/18/28	4,000	4,127
	JB Hunt Transport Services Inc.	3.875%	3/1/26	6,002	5,864
[2]	John Deere Capital Corp.	4.050%	9/8/25	4,490	4,429
	John Deere Capital Corp.	5.300%	9/8/25	4,090	4,093
[2]	John Deere Capital Corp.	3.400%	9/11/25	75	73
[2]	John Deere Capital Corp.	4.800%	1/9/26	2,720	2,703
[2]	John Deere Capital Corp.	0.700%	1/15/26	5,320	4,973
[2]	John Deere Capital Corp.	5.050%	3/3/26	3,150	3,151
[2]	John Deere Capital Corp.	4.950%	3/6/26	9,825	9,808
[2]	John Deere Capital Corp.	4.750%	6/8/26	2,200	2,186
[2]	John Deere Capital Corp.	1.050%	6/17/26	4,715	4,366
[2]	John Deere Capital Corp.	5.150%	9/8/26	2,970	2,974
[2]	John Deere Capital Corp.	2.250%	9/14/26	4,974	4,680
[2]	John Deere Capital Corp.	1.300%	10/13/26	4,895	4,500
[2]	John Deere Capital Corp.	1.700%	1/11/27	4,960	4,574
[2]	John Deere Capital Corp.	4.850%	3/5/27	10,100	10,064
[2]	John Deere Capital Corp.	1.750%	3/9/27	1,581	1,452
[2]	John Deere Capital Corp.	4.900%	6/11/27	3,495	3,487
[2]	John Deere Capital Corp.	4.150%	9/15/27	14,665	14,339
[2]	John Deere Capital Corp.	3.050%	1/6/28	235	222
[2]	John Deere Capital Corp.	4.750%	1/20/28	11,928	11,877
[2]	John Deere Capital Corp.	4.900%	3/3/28	6,525	6,525
[2]	John Deere Capital Corp.	4.950%	7/14/28	12,546	12,559
[2]	John Deere Capital Corp.	3.450%	3/7/29	3,600	3,390
[2]	John Deere Capital Corp.	3.350%	4/18/29	3,600	3,374
[2]	John Deere Capital Corp.	4.850%	6/11/29	2,916	2,907
[2]	Johnson Controls International plc	3.900%	2/14/26	3,064	2,989
	Johnson Controls International plc	5.500%	4/19/29	4,100	4,147
	Keysight Technologies Inc.	4.600%	4/6/27	4,545	4,461
	Kirby Corp.	4.200%	3/1/28	4,693	4,530
	L3Harris Technologies Inc.	5.400%	1/15/27	3,310	3,323
	L3Harris Technologies Inc.	4.400%	6/15/28	7,674	7,448
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	9,163	8,900
	Lennox International Inc.	1.350%	8/1/25	3,773	3,601
	Lennox International Inc.	5.500%	9/15/28	3,200	3,235
	LKQ Corp.	5.750%	6/15/28	5,975	6,034
	Lockheed Martin Corp.	4.950%	10/15/25	3,985	3,973
	Lockheed Martin Corp.	3.550%	1/15/26	6,567	6,407
	Lockheed Martin Corp.	5.100%	11/15/27	18,885	19,015
	Lockheed Martin Corp.	4.450%	5/15/28	9,681	9,531
	Lockheed Martin Corp.	4.500%	2/15/29	4,950	4,873
	MasTec Inc.	5.900%	6/15/29	2,750	2,763

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mileage Plus Holdings LLC	6.500%	6/20/27	4,200	4,209
	Norfolk Southern Corp.	3.650%	8/1/25	637	625
	Norfolk Southern Corp.	2.900%	6/15/26	7,965	7,609
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,412
	Norfolk Southern Corp.	3.800%	8/1/28	1,865	1,785
	Northrop Grumman Corp.	3.200%	2/1/27	6,095	5,815
	Northrop Grumman Corp.	3.250%	1/15/28	17,801	16,763
	Otis Worldwide Corp.	2.293%	4/5/27	4,599	4,264
	Otis Worldwide Corp.	5.250%	8/16/28	5,895	5,925
[2]	PACCAR Financial Corp.	3.550%	8/11/25	5,460	5,361
[2]	PACCAR Financial Corp.	5.050%	8/10/26	1,885	1,884
	PACCAR Financial Corp.	5.000%	5/13/27	3,500	3,510
	PACCAR Financial Corp.	4.600%	1/10/28	4,975	4,927
[2]	PACCAR Financial Corp.	4.950%	8/10/28	2,025	2,028
[2]	PACCAR Financial Corp.	4.600%	1/31/29	7,500	7,415
	Parker-Hannifin Corp.	3.250%	3/1/27	2,865	2,734
	Parker-Hannifin Corp.	4.250%	9/15/27	7,555	7,364
	Parker-Hannifin Corp.	3.250%	6/14/29	5,750	5,279
	Regal Rexnord Corp.	6.050%	2/15/26	6,475	6,504
	Regal Rexnord Corp.	6.050%	4/15/28	4,972	5,031
	Republic Services Inc.	0.875%	11/15/25	3,707	3,485
	Republic Services Inc.	2.900%	7/1/26	4,783	4,572
	Republic Services Inc.	3.950%	5/15/28	1,207	1,160
	Republic Services Inc.	4.875%	4/1/29	4,500	4,463
	RTX Corp.	3.950%	8/16/25	10,448	10,271
	RTX Corp.	5.000%	2/27/26	1,300	1,294
	RTX Corp.	5.750%	11/8/26	17,525	17,713
	RTX Corp.	3.500%	3/15/27	8,198	7,859
	RTX Corp.	3.125%	5/4/27	11,412	10,822
	RTX Corp.	4.125%	11/16/28	13,359	12,866
[2]	Ryder System Inc.	3.350%	9/1/25	2,611	2,545
[2]	Ryder System Inc.	1.750%	9/1/26	3,216	2,976
[2]	Ryder System Inc.	2.850%	3/1/27	2,105	1,983
[2]	Ryder System Inc.	5.650%	3/1/28	4,775	4,842
[2]	Ryder System Inc.	5.250%	6/1/28	6,445	6,458
	Ryder System Inc.	6.300%	12/1/28	2,955	3,077
[2]	Ryder System Inc.	5.375%	3/15/29	3,294	3,307
	Southwest Airlines Co.	5.125%	6/15/27	5,841	5,813
	Southwest Airlines Co.	3.450%	11/16/27	2,310	2,171
	Teledyne Technologies Inc.	1.600%	4/1/26	2,911	2,722
	Teledyne Technologies Inc.	2.250%	4/1/28	5,316	4,779
	Textron Inc.	4.000%	3/15/26	2,375	2,320
	Textron Inc.	3.650%	3/15/27	3,892	3,731
	Trane Technologies Financing Ltd.	3.800%	3/21/29	4,720	4,482
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	5,000	4,761
	Trimble Inc.	4.900%	6/15/28	3,293	3,250
	Tyco Electronics Group SA	4.500%	2/13/26	4,865	4,820
	Tyco Electronics Group SA	3.700%	2/15/26	3,224	3,148
	Tyco Electronics Group SA	3.125%	8/15/27	4,907	4,640
	Union Pacific Corp.	3.750%	7/15/25	1,517	1,495
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,073
	Union Pacific Corp.	2.750%	3/1/26	2,316	2,227
	Union Pacific Corp.	3.950%	9/10/28	11,000	10,654
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,762
[2]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	530	522
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,280	2,209
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	3,700	3,570
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	8,264	8,288
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	3,730	3,675
	United Parcel Service Inc.	2.400%	11/15/26	4,978	4,690
	United Parcel Service Inc.	3.050%	11/15/27	7,170	6,760
[4]	Veralto Corp.	5.350%	9/18/28	5,525	5,547
	Vontier Corp.	1.800%	4/1/26	4,397	4,112
	Waste Connections Inc.	3.500%	5/1/29	2,940	2,747
	Waste Management Inc.	0.750%	11/15/25	4,533	4,260
[1]	Waste Management Inc.	4.950%	7/3/27	2,750	2,746
	Waste Management Inc.	3.150%	11/15/27	9,970	9,410
	Waste Management Inc.	4.875%	2/15/29	6,991	6,971
	Waste Management Inc.	2.000%	6/1/29	3,975	3,473
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	4,950	4,733

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	6,702	6,571
	Xylem Inc.	3.250%	11/1/26	2,224	2,126
	Xylem Inc.	1.950%	1/30/28	4,715	4,235
					986,822
Materials (0.5%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,718	3,541
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,082	4,667
	Albemarle Corp.	4.650%	6/1/27	2,600	2,558
	Amcor Group Finance plc	5.450%	5/23/29	3,020	3,031
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	4,407	3,954
	ArcelorMittal SA	4.550%	3/11/26	3,097	3,041
	ArcelorMittal SA	6.550%	11/29/27	5,028	5,186
	Berry Global Inc.	1.570%	1/15/26	5,494	5,163
	Berry Global Inc.	1.650%	1/15/27	6,125	5,576
	Berry Global Inc.	5.500%	4/15/28	4,340	4,334
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	7,694	7,638
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	5,050	5,059
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	6,865	6,819
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	2,025	2,033
	Celanese US Holdings LLC	1.400%	8/5/26	3,322	3,049
	Celanese US Holdings LLC	6.165%	7/15/27	14,465	14,681
	Celanese US Holdings LLC	6.350%	11/15/28	4,832	4,964
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,450	3,227
	CRH SMW Finance DAC	5.200%	5/21/29	4,400	4,400
	Dow Chemical Co.	4.800%	11/30/28	3,700	3,663
	DuPont de Nemours Inc.	4.493%	11/15/25	10,053	9,918
	DuPont de Nemours Inc.	4.725%	11/15/28	13,875	13,819
	Eastman Chemical Co.	4.500%	12/1/28	3,025	2,940
	Ecolab Inc.	2.700%	11/1/26	6,488	6,144
	Ecolab Inc.	3.250%	12/1/27	4,080	3,852
	Ecolab Inc.	5.250%	1/15/28	2,710	2,737
	EIDP Inc.	1.700%	7/15/25	3,974	3,824
	EIDP Inc.	4.500%	5/15/26	4,200	4,143
	FMC Corp.	5.150%	5/18/26	1,900	1,887
	FMC Corp.	3.200%	10/1/26	4,690	4,448
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,725	4,677
	Freeport-McMoRan Inc.	4.125%	3/1/28	3,140	3,013
	Freeport-McMoRan Inc.	4.375%	8/1/28	331	320
	Freeport-McMoRan Inc.	5.250%	9/1/29	691	687
	Huntsman International LLC	4.500%	5/1/29	4,360	4,130
	Kinross Gold Corp.	4.500%	7/15/27	4,000	3,885
	Linde Inc.	4.700%	12/5/25	4,670	4,642
	Linde Inc.	3.200%	1/30/26	4,297	4,168
	LYB International Finance II BV	3.500%	3/2/27	2,095	2,007
	LYB International Finance III LLC	1.250%	10/1/25	3,615	3,422
	Mosaic Co.	4.050%	11/15/27	4,970	4,769
	Mosaic Co.	5.375%	11/15/28	2,500	2,509
[4]	Newmont Corp.	5.300%	3/15/26	5,725	5,722
	Nucor Corp.	4.300%	5/23/27	4,160	4,071
	Nucor Corp.	3.950%	5/1/28	1,582	1,515
	Nutrien Ltd.	5.950%	11/7/25	2,545	2,560
	Nutrien Ltd.	4.000%	12/15/26	4,081	3,948
	Nutrien Ltd.	5.200%	6/21/27	2,325	2,323
	Nutrien Ltd.	4.900%	3/27/28	4,523	4,470
	Nutrien Ltd.	4.200%	4/1/29	4,500	4,305
	Packaging Corp. of America	3.400%	12/15/27	3,867	3,656
	PPG Industries Inc.	1.200%	3/15/26	5,080	4,732
	PPG Industries Inc.	3.750%	3/15/28	1,536	1,468
	Reliance Inc.	1.300%	8/15/25	2,500	2,379
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	5,055	5,451
	RPM International Inc.	3.750%	3/15/27	3,698	3,547
	RPM International Inc.	4.550%	3/1/29	2,025	1,957
	Sherwin-Williams Co.	3.450%	8/1/25	4,890	4,780
	Sherwin-Williams Co.	4.250%	8/8/25	1,675	1,653
	Sherwin-Williams Co.	3.950%	1/15/26	4,124	4,037
	Sherwin-Williams Co.	3.450%	6/1/27	5,873	5,597
	Sonoco Products Co.	2.250%	2/1/27	3,000	2,773
	Steel Dynamics Inc.	5.000%	12/15/26	1,500	1,489
	Suzano Austria GmbH	6.000%	1/15/29	11,850	11,818

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suzano International Finance BV	5.500%	1/17/27	4,934	4,899
	Vulcan Materials Co.	3.900%	4/1/27	2,601	2,517
	Westlake Corp.	3.600%	8/15/26	5,057	4,865
	WRKCo Inc.	4.650%	3/15/26	5,325	5,249
	WRKCo Inc.	4.000%	3/15/28	4,469	4,278
	WRKCo Inc.	3.900%	6/1/28	4,882	4,645
	WRKCo Inc.	4.900%	3/15/29	4,350	4,323
					303,552
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	2,047	1,808
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,522	4,396
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,370	1,311
	American Homes 4 Rent LP	4.250%	2/15/28	3,819	3,657
	American Homes 4 Rent LP	4.900%	2/15/29	2,325	2,272
	American Tower Corp.	1.300%	9/15/25	758	720
	American Tower Corp.	4.400%	2/15/26	4,300	4,224
	American Tower Corp.	1.600%	4/15/26	2,506	2,339
	American Tower Corp.	1.450%	9/15/26	4,139	3,796
	American Tower Corp.	3.375%	10/15/26	10,778	10,298
	American Tower Corp.	2.750%	1/15/27	4,388	4,118
	American Tower Corp.	3.125%	1/15/27	4,464	4,231
	American Tower Corp.	3.650%	3/15/27	4,975	4,764
	American Tower Corp.	3.600%	1/15/28	6,281	5,928
	American Tower Corp.	5.500%	3/15/28	5,393	5,423
	American Tower Corp.	5.250%	7/15/28	4,770	4,762
	American Tower Corp.	5.800%	11/15/28	5,140	5,242
	American Tower Corp.	5.200%	2/15/29	2,829	2,818
	American Tower Corp.	3.950%	3/15/29	2,301	2,173
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	3,999	3,905
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	2,569	2,439
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,573	3,411
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	3,374	3,171
	Boston Properties LP	2.750%	10/1/26	4,740	4,422
	Boston Properties LP	6.750%	12/1/27	5,680	5,825
	Boston Properties LP	4.500%	12/1/28	6,027	5,677
	Boston Properties LP	3.400%	6/21/29	2,269	2,017
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,995	4,799
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,025	1,806
	Brixmor Operating Partnership LP	4.125%	5/15/29	4,344	4,102
	Camden Property Trust	4.100%	10/15/28	2,440	2,343
	CBRE Services Inc.	4.875%	3/1/26	4,980	4,924
	CBRE Services Inc.	5.500%	4/1/29	1,525	1,531
	COPT Defense Properties LP	2.250%	3/15/26	2,887	2,726
	COPT Defense Properties LP	2.000%	1/15/29	2,666	2,264
	Crown Castle Inc.	1.350%	7/15/25	8,080	7,731
	Crown Castle Inc.	4.450%	2/15/26	10,390	10,208
	Crown Castle Inc.	3.700%	6/15/26	4,450	4,301
	Crown Castle Inc.	1.050%	7/15/26	4,340	3,972
	Crown Castle Inc.	2.900%	3/15/27	4,744	4,453
	Crown Castle Inc.	5.000%	1/11/28	11,531	11,390
	Crown Castle Inc.	3.800%	2/15/28	6,029	5,713
	Crown Castle Inc.	4.800%	9/1/28	3,025	2,962
	Crown Castle Inc.	4.300%	2/15/29	3,570	3,408
	Crown Castle Inc.	5.600%	6/1/29	4,450	4,488
	CubeSmart LP	4.000%	11/15/25	730	713
	CubeSmart LP	3.125%	9/1/26	3,430	3,267
	CubeSmart LP	2.250%	12/15/28	3,246	2,859
	CubeSmart LP	4.375%	2/15/29	3,330	3,191
	Digital Realty Trust LP	3.700%	8/15/27	4,611	4,400
	Digital Realty Trust LP	5.550%	1/15/28	6,936	6,998
	DOC DR LLC	4.300%	3/15/27	3,937	3,851
	DOC DR LLC	3.950%	1/15/28	1,680	1,606
	EPR Properties	4.750%	12/15/26	1,386	1,340
	EPR Properties	4.500%	6/1/27	1,566	1,499
	EPR Properties	4.950%	4/15/28	4,000	3,829
	Equinix Inc.	1.250%	7/15/25	2,250	2,150
	Equinix Inc.	1.000%	9/15/25	5,660	5,358
	Equinix Inc.	1.450%	5/15/26	3,538	3,285
	Equinix Inc.	2.900%	11/18/26	4,758	4,492

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	1.800%	7/15/27	4,821	4,356
	Equinix Inc.	1.550%	3/15/28	3,824	3,344
	ERP Operating LP	2.850%	11/1/26	3,833	3,636
	ERP Operating LP	3.250%	8/1/27	1,449	1,372
	ERP Operating LP	4.150%	12/1/28	4,508	4,353
	Essex Portfolio LP	3.375%	4/15/26	4,095	3,950
	Essex Portfolio LP	3.625%	5/1/27	4,887	4,674
	Essex Portfolio LP	1.700%	3/1/28	2,317	2,033
	Essex Portfolio LP	4.000%	3/1/29	2,950	2,787
	Extra Space Storage LP	3.500%	7/1/26	2,648	2,547
	Extra Space Storage LP	5.700%	4/1/28	4,995	5,046
	Extra Space Storage LP	3.900%	4/1/29	3,500	3,293
	Extra Space Storage LP	4.000%	6/15/29	668	626
	Federal Realty OP LP	3.250%	7/15/27	2,756	2,600
	Federal Realty OP LP	5.375%	5/1/28	4,400	4,401
	Federal Realty OP LP	3.200%	6/15/29	821	745
	GLP Capital LP	5.375%	4/15/26	7,538	7,478
	GLP Capital LP	5.750%	6/1/28	4,000	4,010
	GLP Capital LP	5.300%	1/15/29	4,850	4,777
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,848	3,681
	Healthcare Realty Holdings LP	3.750%	7/1/27	30	28
	Healthpeak OP LLC	3.250%	7/15/26	3,626	3,474
	Healthpeak OP LLC	2.125%	12/1/28	591	521
	Healthpeak OP LLC	3.500%	7/15/29	5,728	5,288
	Highwoods Realty LP	3.875%	3/1/27	2,917	2,763
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,806
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	3,820	3,754
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,664	3,244
	Jones Lang LaSalle Inc.	6.875%	12/1/28	3,500	3,686
	Kilroy Realty LP	3.450%	12/15/24	3,779	3,731
	Kilroy Realty LP	4.375%	10/1/25	2,453	2,402
	Kilroy Realty LP	4.750%	12/15/28	1,321	1,249
	Kimco Realty OP LLC	2.800%	10/1/26	4,565	4,319
	Kimco Realty OP LLC	3.800%	4/1/27	2,740	2,635
	Kimco Realty OP LLC	1.900%	3/1/28	2,314	2,062
	Kite Realty Group LP	4.000%	10/1/26	3,253	3,148
	LXP Industrial Trust	6.750%	11/15/28	1,875	1,941
	Mid-America Apartments LP	4.000%	11/15/25	2,448	2,398
	Mid-America Apartments LP	1.100%	9/15/26	1,465	1,339
	Mid-America Apartments LP	3.600%	6/1/27	3,340	3,204
	Mid-America Apartments LP	4.200%	6/15/28	1,853	1,796
	Mid-America Apartments LP	3.950%	3/15/29	3,493	3,341
	NNN REIT Inc.	4.000%	11/15/25	370	362
	NNN REIT Inc.	3.600%	12/15/26	4,782	4,588
	NNN REIT Inc.	3.500%	10/15/27	700	663
	NNN REIT Inc.	4.300%	10/15/28	2,577	2,483
	Omega Healthcare Investors Inc.	5.250%	1/15/26	4,302	4,261
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,275	5,107
	Piedmont Operating Partnership LP	9.250%	7/20/28	3,455	3,684
	Prologis LP	3.250%	10/1/26	4,743	4,546
	Prologis LP	2.125%	4/15/27	4,978	4,597
	Prologis LP	3.375%	12/15/27	1,598	1,515
	Prologis LP	4.875%	6/15/28	5,425	5,402
	Prologis LP	3.875%	9/15/28	826	791
	Prologis LP	4.000%	9/15/28	2,970	2,859
	Public Storage Operating Co.	0.875%	2/15/26	1,773	1,654
	Public Storage Operating Co.	1.500%	11/9/26	2,205	2,029
	Public Storage Operating Co.	3.094%	9/15/27	2,159	2,034
	Public Storage Operating Co.	1.850%	5/1/28	1,604	1,427
	Public Storage Operating Co.	1.950%	11/9/28	6,811	6,000
	Public Storage Operating Co.	5.125%	1/15/29	3,025	3,052
	Public Storage Operating Co.	3.385%	5/1/29	3,000	2,801
	Realty Income Corp.	4.625%	11/1/25	4,845	4,788
	Realty Income Corp.	0.750%	3/15/26	4,739	4,378
	Realty Income Corp.	4.875%	6/1/26	3,676	3,642
	Realty Income Corp.	4.125%	10/15/26	4,887	4,765
	Realty Income Corp.	3.000%	1/15/27	4,714	4,465
	Realty Income Corp.	3.200%	1/15/27	1,942	1,838
	Realty Income Corp.	3.950%	8/15/27	4,713	4,543
	Realty Income Corp.	3.400%	1/15/28	4,786	4,513

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Realty Income Corp.	3.650%	1/15/28	4,760	4,528
	Realty Income Corp.	2.100%	3/15/28	1,685	1,510
	Realty Income Corp.	2.200%	6/15/28	3,529	3,155
	Realty Income Corp.	4.700%	12/15/28	194	190
	Realty Income Corp.	4.750%	2/15/29	3,700	3,635
	Regency Centers LP	3.600%	2/1/27	4,060	3,895
	Regency Centers LP	4.125%	3/15/28	1,854	1,785
	Regency Centers LP	2.950%	9/15/29	838	752
	Rexford Industrial Realty LP	5.000%	6/15/28	1,300	1,286
	Sabra Health Care LP	5.125%	8/15/26	4,822	4,751
	Simon Property Group LP	3.500%	9/1/25	7,251	7,096
	Simon Property Group LP	3.300%	1/15/26	4,439	4,302
	Simon Property Group LP	3.250%	11/30/26	1,573	1,503
	Simon Property Group LP	3.375%	6/15/27	4,025	3,841
	Simon Property Group LP	3.375%	12/1/27	3,827	3,620
	Simon Property Group LP	1.750%	2/1/28	4,815	4,290
	SITE Centers Corp.	3.625%	2/1/25	2,757	2,723
	SITE Centers Corp.	4.700%	6/1/27	4,945	4,912
	Store Capital LLC	4.500%	3/15/28	2,550	2,427
	Sun Communities Operating LP	2.300%	11/1/28	2,840	2,495
	Sun Communities Operating LP	5.500%	1/15/29	3,900	3,900
	Tanger Properties LP	3.125%	9/1/26	3,446	3,251
	Tanger Properties LP	3.875%	7/15/27	2,476	2,348
[2]	UDR Inc.	2.950%	9/1/26	2,672	2,531
[2]	UDR Inc.	4.400%	1/26/29	3,274	3,156
	Ventas Realty LP	4.125%	1/15/26	320	313
	Ventas Realty LP	3.250%	10/15/26	3,627	3,448
	Ventas Realty LP	3.850%	4/1/27	1,059	1,018
	Ventas Realty LP	4.000%	3/1/28	2,450	2,338
	Ventas Realty LP	4.400%	1/15/29	5,808	5,584
	VICI Properties LP	4.750%	2/15/28	8,620	8,410
	Welltower OP LLC	4.250%	4/15/28	4,515	4,366
	Welltower OP LLC	4.125%	3/15/29	3,597	3,437
	Weyerhaeuser Co.	4.750%	5/15/26	2,699	2,669
	WP Carey Inc.	4.250%	10/1/26	2,355	2,294
					570,490
Technology (2.0%)
	Adobe Inc.	2.150%	2/1/27	9,003	8,394
	Adobe Inc.	4.850%	4/4/27	2,000	2,000
	Adobe Inc.	4.800%	4/4/29	4,485	4,493
	Analog Devices Inc.	3.500%	12/5/26	8,769	8,460
	Analog Devices Inc.	3.450%	6/15/27	4,718	4,527
	Apple Inc.	0.550%	8/20/25	4,758	4,518
	Apple Inc.	0.700%	2/8/26	10,365	9,683
	Apple Inc.	3.250%	2/23/26	22,609	21,988
	Apple Inc.	2.450%	8/4/26	20,665	19,629
	Apple Inc.	2.050%	9/11/26	9,031	8,491
	Apple Inc.	3.350%	2/9/27	14,030	13,531
	Apple Inc.	3.200%	5/11/27	15,907	15,248
	Apple Inc.	3.000%	6/20/27	6,104	5,813
	Apple Inc.	3.000%	11/13/27	9,760	9,246
	Apple Inc.	1.200%	2/8/28	19,497	17,243
	Apple Inc.	4.000%	5/10/28	22,400	21,933
	Apple Inc.	1.400%	8/5/28	2,724	2,398
	Applied Materials Inc.	3.900%	10/1/25	4,853	4,783
	Applied Materials Inc.	3.300%	4/1/27	8,730	8,386
	Applied Materials Inc.	4.800%	6/15/29	2,710	2,706
	Arrow Electronics Inc.	3.875%	1/12/28	4,184	3,961
	Atlassian Corp.	5.250%	5/15/29	2,900	2,900
	Autodesk Inc.	3.500%	6/15/27	4,360	4,176
	Automatic Data Processing Inc.	3.375%	9/15/25	5,137	5,028
	Automatic Data Processing Inc.	1.700%	5/15/28	5,348	4,774
	Avnet Inc.	4.625%	4/15/26	4,520	4,438
	Avnet Inc.	6.250%	3/15/28	3,850	3,947
	Block Financial LLC	5.250%	10/1/25	1,422	1,411
	Broadcom Corp.	3.875%	1/15/27	17,260	16,707
	Broadcom Corp.	3.500%	1/15/28	5,877	5,560
	Broadcom Inc.	3.150%	11/15/25	6,686	6,480
	Broadcom Inc.	3.459%	9/15/26	8,185	7,875

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.110%	9/15/28	4,151	4,004
[4]	Broadcom Inc.	4.000%	4/15/29	8,300	7,907
	Broadcom Inc.	4.750%	4/15/29	6,030	5,947
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,297
	CDW LLC	2.670%	12/1/26	5,520	5,164
	CDW LLC	3.250%	2/15/29	8,518	7,686
	CGI Inc.	1.450%	9/14/26	4,423	4,053
	Cintas Corp. No. 2	3.700%	4/1/27	8,463	8,148
	Cisco Systems Inc.	2.950%	2/28/26	5,037	4,869
	Cisco Systems Inc.	2.500%	9/20/26	8,976	8,531
	Cisco Systems Inc.	4.800%	2/26/27	11,485	11,453
	Cisco Systems Inc.	4.850%	2/26/29	18,410	18,404
	Concentrix Corp.	6.650%	8/2/26	6,815	6,887
	Concentrix Corp.	6.600%	8/2/28	5,500	5,567
	Dell International LLC	5.850%	7/15/25	7,290	7,303
	Dell International LLC	6.020%	6/15/26	15,998	16,167
	Dell International LLC	4.900%	10/1/26	7,909	7,832
	Dell International LLC	6.100%	7/15/27	3,950	4,052
	Dell International LLC	5.250%	2/1/28	7,735	7,786
	DXC Technology Co.	1.800%	9/15/26	2,231	2,048
	DXC Technology Co.	2.375%	9/15/28	4,200	3,662
	Equifax Inc.	2.600%	12/15/25	5,399	5,173
	Equifax Inc.	5.100%	12/15/27	3,570	3,556
	Equifax Inc.	5.100%	6/1/28	9,580	9,540
	Fidelity National Information Services Inc.	1.150%	3/1/26	12,402	11,563
	Fidelity National Information Services Inc.	1.650%	3/1/28	4,055	3,573
	Fiserv Inc.	3.200%	7/1/26	16,900	16,222
	Fiserv Inc.	2.250%	6/1/27	3,691	3,406
	Fiserv Inc.	5.450%	3/2/28	8,265	8,339
	Fiserv Inc.	5.375%	8/21/28	1,874	1,887
	Fiserv Inc.	4.200%	10/1/28	6,316	6,071
	Flex Ltd.	3.750%	2/1/26	3,825	3,712
	Flex Ltd.	4.875%	6/15/29	3,810	3,690
	Fortinet Inc.	1.000%	3/15/26	3,100	2,878
	Genpact Luxembourg Sarl	6.000%	6/4/29	1,400	1,416
	Global Payments Inc.	1.200%	3/1/26	5,233	4,872
	Global Payments Inc.	4.800%	4/1/26	5,437	5,369
	Global Payments Inc.	2.150%	1/15/27	4,714	4,367
	Global Payments Inc.	4.950%	8/15/27	2,399	2,375
	Global Payments Inc.	3.200%	8/15/29	2,694	2,422
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	11,933	11,842
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,525	4,245
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	7,115	7,159
	HP Inc.	1.450%	6/17/26	3,401	3,154
	HP Inc.	3.000%	6/17/27	9,042	8,506
	HP Inc.	4.750%	1/15/28	13,625	13,482
	HP Inc.	4.000%	4/15/29	5,934	5,651
	Hubbell Inc.	3.350%	3/1/26	2,557	2,475
	IBM International Capital Pte. Ltd.	4.700%	2/5/26	80	79
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	8,500	8,345
	Intel Corp.	3.700%	7/29/25	19,650	19,313
	Intel Corp.	2.600%	5/19/26	5,899	5,622
	Intel Corp.	3.750%	3/25/27	10,146	9,818
	Intel Corp.	3.150%	5/11/27	4,442	4,222
	Intel Corp.	3.750%	8/5/27	9,265	8,936
	Intel Corp.	4.875%	2/10/28	18,769	18,698
	Intel Corp.	1.600%	8/12/28	2,920	2,556
	International Business Machines Corp.	7.000%	10/30/25	7,255	7,416
	International Business Machines Corp.	3.450%	2/19/26	6,245	6,069
	International Business Machines Corp.	3.300%	5/15/26	15,776	15,244
	International Business Machines Corp.	3.300%	1/27/27	3,298	3,163
	International Business Machines Corp.	1.700%	5/15/27	8,679	7,914
	International Business Machines Corp.	6.220%	8/1/27	3,495	3,609
	International Business Machines Corp.	4.500%	2/6/28	10,135	9,990
	International Business Machines Corp.	3.500%	5/15/29	12,073	11,286
	Intuit Inc.	0.950%	7/15/25	3,088	2,951
	Intuit Inc.	5.125%	9/15/28	4,800	4,843
	Jabil Inc.	4.250%	5/15/27	4,270	4,134
	Jabil Inc.	5.450%	2/1/29	2,000	1,998
	Juniper Networks Inc.	1.200%	12/10/25	3,194	3,000

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KLA Corp.	4.100%	3/15/29	2,940	2,855
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,678	4,313
	Kyndryl Holdings Inc.	2.700%	10/15/28	2,296	2,040
	Lam Research Corp.	3.750%	3/15/26	9,322	9,097
	Lam Research Corp.	4.000%	3/15/29	6,120	5,889
	Marvell Technology Inc.	1.650%	4/15/26	2,693	2,520
	Marvell Technology Inc.	2.450%	4/15/28	4,900	4,423
[2]	Marvell Technology Inc.	4.875%	6/22/28	3,300	3,251
	Marvell Technology Inc.	5.750%	2/15/29	2,965	3,027
	Microchip Technology Inc.	4.250%	9/1/25	9,026	8,885
	Microchip Technology Inc.	5.050%	3/15/29	6,340	6,287
	Micron Technology Inc.	4.975%	2/6/26	164	163
	Micron Technology Inc.	4.185%	2/15/27	9,062	8,808
	Micron Technology Inc.	5.375%	4/15/28	5,400	5,421
	Microsoft Corp.	3.125%	11/3/25	24,175	23,584
	Microsoft Corp.	2.400%	8/8/26	14,705	13,988
	Microsoft Corp.	3.400%	9/15/26	8,292	8,028
	Microsoft Corp.	3.300%	2/6/27	25,687	24,782
	Moody's Corp.	4.250%	2/1/29	1,128	1,096
	Motorola Solutions Inc.	4.600%	2/23/28	5,059	4,969
	Motorola Solutions Inc.	5.000%	4/15/29	2,375	2,357
	NetApp Inc.	2.375%	6/22/27	2,483	2,293
	Nokia OYJ	4.375%	6/12/27	3,615	3,526
	Nordson Corp.	5.600%	9/15/28	2,040	2,065
	NVIDIA Corp.	3.200%	9/16/26	7,837	7,574
	NXP BV	5.350%	3/1/26	3,808	3,800
	NXP BV	3.875%	6/18/26	4,784	4,646
	NXP BV	3.150%	5/1/27	5,623	5,317
	NXP BV	4.400%	6/1/27	3,120	3,051
	NXP BV	4.300%	6/18/29	12,414	11,913
	Oracle Corp.	1.650%	3/25/26	26,167	24,529
	Oracle Corp.	2.650%	7/15/26	23,304	22,084
	Oracle Corp.	2.800%	4/1/27	20,600	19,344
	Oracle Corp.	2.300%	3/25/28	18,645	16,857
	PayPal Holdings Inc.	2.650%	10/1/26	8,410	7,959
	PayPal Holdings Inc.	3.900%	6/1/27	674	654
	QUALCOMM Inc.	3.250%	5/20/27	16,341	15,608
	RELX Capital Inc.	4.000%	3/18/29	5,530	5,314
	Roper Technologies Inc.	1.000%	9/15/25	4,754	4,502
	Roper Technologies Inc.	3.850%	12/15/25	1,825	1,783
	Roper Technologies Inc.	3.800%	12/15/26	2,141	2,070
	Roper Technologies Inc.	4.200%	9/15/28	5,300	5,120
	S&P Global Inc.	2.950%	1/22/27	4,029	3,821
	S&P Global Inc.	2.450%	3/1/27	7,158	6,692
	S&P Global Inc.	4.750%	8/1/28	4,600	4,567
	S&P Global Inc.	2.700%	3/1/29	7,200	6,522
	S&P Global Inc.	4.250%	5/1/29	4,490	4,358
	Salesforce Inc.	3.700%	4/11/28	7,433	7,168
	Salesforce Inc.	1.500%	7/15/28	5,509	4,842
	Skyworks Solutions Inc.	1.800%	6/1/26	4,868	4,526
	TD SYNNEX Corp.	1.750%	8/9/26	4,627	4,270
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,367
	Texas Instruments Inc.	4.600%	2/15/28	4,005	3,972
	TSMC Arizona Corp.	1.750%	10/25/26	4,570	4,230
	TSMC Arizona Corp.	3.875%	4/22/27	7,440	7,193
	TSMC Arizona Corp.	4.125%	4/22/29	1,075	1,041
	Verisk Analytics Inc.	4.000%	6/15/25	725	713
	Verisk Analytics Inc.	4.125%	3/15/29	3,520	3,385
	VMware LLC	1.400%	8/15/26	13,618	12,538
	VMware LLC	4.650%	5/15/27	4,980	4,897
	VMware LLC	3.900%	8/21/27	9,567	9,176
	VMware LLC	1.800%	8/15/28	3,253	2,848
	Workday Inc.	3.500%	4/1/27	8,061	7,710
	Workday Inc.	3.700%	4/1/29	4,400	4,130
					1,156,403
Utilities (1.7%)
	AEP Texas Inc.	5.450%	5/15/29	2,500	2,513
	AEP Transmission Co. LLC	3.100%	12/1/26	4,836	4,603
	AES Corp.	1.375%	1/15/26	4,473	4,191

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AES Corp.	5.450%	6/1/28	7,000	6,987
	Alabama Power Co.	3.750%	9/1/27	4,196	4,044
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	4,205	4,185
	Ameren Corp.	3.650%	2/15/26	4,120	3,995
	Ameren Corp.	5.700%	12/1/26	1,805	1,819
	Ameren Corp.	1.750%	3/15/28	4,066	3,587
	Ameren Corp.	5.000%	1/15/29	3,075	3,044
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	1,772	1,666
	American Electric Power Co. Inc.	5.750%	11/1/27	2,201	2,238
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	5,000	4,799
	American Electric Power Co. Inc.	5.200%	1/15/29	5,224	5,198
	American Electric Power Co. Inc.	3.875%	2/15/62	5,080	4,655
	American Water Capital Corp.	2.950%	9/1/27	5,738	5,371
	American Water Capital Corp.	3.750%	9/1/28	4,000	3,811
	American Water Capital Corp.	3.450%	6/1/29	3,000	2,793
[2]	Appalachian Power Co.	3.300%	6/1/27	1,059	1,001
	Atmos Energy Corp.	3.000%	6/15/27	4,268	4,035
	Avangrid Inc.	3.800%	6/1/29	4,000	3,721
	Baltimore Gas & Electric Co.	2.400%	8/15/26	2,475	2,337
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	4,768	4,475
	Black Hills Corp.	3.950%	1/15/26	4,310	4,205
	Black Hills Corp.	3.150%	1/15/27	4,000	3,790
	Black Hills Corp.	5.950%	3/15/28	2,500	2,555
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,350	2,216
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,655	3,487
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,141	5,184
	CenterPoint Energy Inc.	1.450%	6/1/26	1,363	1,267
	CenterPoint Energy Inc.	5.250%	8/10/26	2,000	1,995
	CenterPoint Energy Inc.	5.400%	6/1/29	7,500	7,528
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	7,243	7,269
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,440	4,274
	CMS Energy Corp.	3.000%	5/15/26	3,865	3,699
	Commonwealth Edison Co.	2.550%	6/15/26	4,187	3,988
	Commonwealth Edison Co.	3.700%	8/15/28	3,000	2,851
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	6,874	6,448
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	4,437	4,231
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	7,846	7,554
	Constellation Energy Generation LLC	5.600%	3/1/28	3,481	3,526
	Consumers Energy Co.	4.650%	3/1/28	5,801	5,748
	Consumers Energy Co.	4.900%	2/15/29	3,600	3,585
	Consumers Energy Co.	4.600%	5/30/29	4,900	4,822
	Dominion Energy Inc.	3.900%	10/1/25	9,071	8,882
[2]	Dominion Energy Inc.	1.450%	4/15/26	8,530	7,948
[2]	Dominion Energy Inc.	2.850%	8/15/26	6,034	5,728
[2]	Dominion Energy Inc.	3.600%	3/15/27	1,455	1,393
	DTE Electric Co.	4.850%	12/1/26	2,925	2,922
	DTE Energy Co.	2.850%	10/1/26	4,634	4,388
	DTE Energy Co.	4.875%	6/1/28	3,050	3,001
	DTE Energy Co.	5.100%	3/1/29	3,335	3,309
[2]	DTE Energy Co.	3.400%	6/15/29	3,051	2,796
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,063	5,778
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,250	6,391
	Duke Energy Corp.	0.900%	9/15/25	2,765	2,618
	Duke Energy Corp.	5.000%	12/8/25	2,275	2,264
	Duke Energy Corp.	2.650%	9/1/26	4,777	4,517
	Duke Energy Corp.	3.150%	8/15/27	1,000	943
	Duke Energy Corp.	5.000%	12/8/27	7,375	7,335
	Duke Energy Corp.	4.300%	3/15/28	5,265	5,109
	Duke Energy Corp.	3.400%	6/15/29	3,000	2,773
	Duke Energy Corp.	3.250%	1/15/82	2,082	1,870
	Duke Energy Florida LLC	3.200%	1/15/27	6,065	5,792
	Duke Energy Progress LLC	3.700%	9/1/28	3,625	3,455
	Duke Energy Progress LLC	3.450%	3/15/29	5,600	5,225
	Edison International	5.250%	11/15/28	5,290	5,243
	Edison International	5.450%	6/15/29	2,900	2,899
	Emera US Finance LP	3.550%	6/15/26	5,017	4,809
	Enel Americas SA	4.000%	10/25/26	4,712	4,529
	Enel Chile SA	4.875%	6/12/28	6,850	6,623
	Entergy Arkansas LLC	3.500%	4/1/26	3,501	3,402
	Entergy Arkansas LLC	4.000%	6/1/28	1,500	1,445

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Corp.	0.900%	9/15/25	4,865	4,604
	Entergy Corp.	2.950%	9/1/26	8,604	8,160
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,609
	Entergy Texas Inc.	4.000%	3/30/29	1,775	1,697
	Essential Utilities Inc.	3.566%	5/1/29	2,500	2,320
	Evergy Kansas Central Inc.	2.550%	7/1/26	1,838	1,747
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,482
[2]	Eversource Energy	1.400%	8/15/26	3,330	3,056
	Eversource Energy	4.600%	7/1/27	4,690	4,592
[2]	Eversource Energy	3.300%	1/15/28	2,750	2,566
	Eversource Energy	5.450%	3/1/28	17,360	17,415
	Eversource Energy	5.950%	2/1/29	3,200	3,272
[2]	Eversource Energy	4.250%	4/1/29	2,000	1,905
	Exelon Corp.	3.400%	4/15/26	6,282	6,080
	Exelon Corp.	2.750%	3/15/27	6,201	5,813
	Exelon Corp.	5.150%	3/15/28	6,503	6,485
	Exelon Corp.	5.150%	3/15/29	3,000	2,990
[2]	FirstEnergy Corp.	4.150%	7/15/27	9,400	9,016
	Florida Power & Light Co.	3.125%	12/1/25	5,545	5,382
	Florida Power & Light Co.	4.450%	5/15/26	4,195	4,145
	Florida Power & Light Co.	5.050%	4/1/28	6,324	6,349
	Florida Power & Light Co.	4.400%	5/15/28	8,015	7,871
	Florida Power & Light Co.	5.150%	6/15/29	3,750	3,783
	Fortis Inc.	3.055%	10/4/26	5,107	4,845
	Georgia Power Co.	5.004%	2/23/27	3,000	2,992
	Georgia Power Co.	3.250%	3/30/27	4,533	4,313
	Georgia Power Co.	4.650%	5/16/28	7,894	7,781
	Interstate Power & Light Co.	4.100%	9/26/28	4,000	3,836
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,822
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	496
	MidAmerican Energy Co.	3.650%	4/15/29	7,500	7,090
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,158
	National Fuel Gas Co.	5.200%	7/15/25	2,448	2,429
	National Fuel Gas Co.	5.500%	1/15/26	5,316	5,296
	National Fuel Gas Co.	5.500%	10/1/26	1,925	1,921
	National Fuel Gas Co.	4.750%	9/1/28	2,000	1,942
	National Grid plc	5.602%	6/12/28	4,460	4,501
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	4,948	4,949
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	4,243	4,124
[2]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,818	3,523
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,545	5,255
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	3,250	3,253
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,324	4,099
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	4,000	3,967
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,250	5,263
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	3,840	3,819
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	2,150	2,027
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	4,500	4,513
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,150	3,075
[2]	Nevada Power Co.	3.700%	5/1/29	3,000	2,828
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	6,130	6,144
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	9,941	9,162
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	13,490	12,884
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	11,290	11,110
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	8,978	8,894
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	5,995	5,300
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	4,825	4,481
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	2,500	2,506
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,865	4,482
	NiSource Inc.	0.950%	8/15/25	6,691	6,356
	NiSource Inc.	3.490%	5/15/27	9,378	8,944
	NiSource Inc.	5.250%	3/30/28	8,002	7,993
	NiSource Inc.	5.200%	7/1/29	1,875	1,868
	NSTAR Electric Co.	3.200%	5/15/27	3,925	3,737
	NSTAR Electric Co.	3.250%	5/15/29	2,500	2,318
	OGE Energy Corp.	5.450%	5/15/29	1,580	1,592
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,260	3,071
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	7,500	7,312
	ONE Gas Inc.	5.100%	4/1/29	1,500	1,505
	Pacific Gas & Electric Co.	3.450%	7/1/25	10,297	10,053

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.150%	1/1/26	17,240	16,612
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,750	2,631
	Pacific Gas & Electric Co.	3.300%	3/15/27	6,000	5,685
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,205	4,701
	Pacific Gas & Electric Co.	3.300%	12/1/27	19,390	18,079
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,025	2,766
	Pacific Gas & Electric Co.	3.750%	7/1/28	4,495	4,220
	Pacific Gas & Electric Co.	6.100%	1/15/29	6,499	6,652
	Pacific Gas & Electric Co.	5.550%	5/15/29	4,800	4,811
	PacifiCorp	5.100%	2/15/29	1,000	999
	PacifiCorp	3.500%	6/15/29	2,000	1,858
	PECO Energy Co.	3.150%	10/15/25	3,211	3,128
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	3,100	2,863
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,759
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,024	955
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,032	1,926
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,000	3,811
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	2,000	1,849
	Public Service Enterprise Group Inc.	0.800%	8/15/25	7,972	7,570
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,770	3,834
	Public Service Enterprise Group Inc.	5.875%	10/15/28	4,050	4,143
	Public Service Enterprise Group Inc.	5.200%	4/1/29	5,625	5,611
	Puget Energy Inc.	2.379%	6/15/28	2,963	2,643
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,102	3,908
	San Diego Gas & Electric Co.	4.950%	8/15/28	3,617	3,601
	Sempra	3.250%	6/15/27	4,523	4,270
	Sempra	3.400%	2/1/28	4,498	4,231
	Sempra	3.700%	4/1/29	3,000	2,808
	Sempra	4.125%	4/1/52	4,990	4,601
	Sierra Pacific Power Co.	2.600%	5/1/26	6,194	5,907
[2]	Southern California Edison Co.	3.700%	8/1/25	10,137	9,931
[2]	Southern California Edison Co.	1.200%	2/1/26	3,125	2,928
	Southern California Edison Co.	5.350%	3/1/26	4,692	4,684
	Southern California Edison Co.	4.875%	2/1/27	2,500	2,481
	Southern California Edison Co.	5.850%	11/1/27	4,800	4,893
	Southern California Edison Co.	5.300%	3/1/28	8,337	8,354
	Southern California Edison Co.	5.650%	10/1/28	5,070	5,157
[2]	Southern California Edison Co.	4.200%	3/1/29	5,250	5,019
	Southern California Edison Co.	5.150%	6/1/29	5,000	4,998
[2]	Southern California Gas Co.	2.600%	6/15/26	4,995	4,744
	Southern California Gas Co.	2.950%	4/15/27	5,545	5,220
	Southern Co.	5.150%	10/6/25	2,072	2,063
	Southern Co.	3.250%	7/1/26	11,712	11,261
	Southern Co.	4.850%	6/15/28	4,340	4,295
	Southern Co.	5.500%	3/15/29	5,995	6,075
[2]	Southern Co.	4.000%	1/15/51	9,059	8,778
[2]	Southern Co.	3.750%	9/15/51	7,290	6,846
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	2,024	1,944
	Southern Power Co.	4.150%	12/1/25	2,235	2,197
	Southern Power Co.	0.900%	1/15/26	1,420	1,324
	Southwest Gas Corp.	5.800%	12/1/27	1,380	1,399
	Southwest Gas Corp.	5.450%	3/23/28	2,166	2,181
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	4,994	4,698
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	3,283	3,097
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	4,150	3,957
	Tampa Electric Co.	4.900%	3/1/29	2,560	2,543
	Union Electric Co.	2.950%	6/15/27	3,524	3,324
	Union Electric Co.	3.500%	3/15/29	4,950	4,662
	United Utilities plc	6.875%	8/15/28	3,000	3,148
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	8,837	8,555
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	4,817	4,581
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	8,843	8,490
	WEC Energy Group Inc.	5.000%	9/27/25	2,141	2,126
	WEC Energy Group Inc.	4.750%	1/9/26	1,680	1,662
	WEC Energy Group Inc.	5.600%	9/12/26	2,805	2,816
	WEC Energy Group Inc.	5.150%	10/1/27	4,757	4,744
	WEC Energy Group Inc.	4.750%	1/15/28	12,339	12,212
	WEC Energy Group Inc.	2.200%	12/15/28	2,140	1,885
	Wisconsin Electric Power Co.	5.000%	5/15/29	1,945	1,947
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,030	1,029

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	3.350%	12/1/26	2,714	2,590
	Xcel Energy Inc.	1.750%	3/15/27	4,846	4,412
	Xcel Energy Inc.	4.000%	6/15/28	1,236	1,178
					971,705
Total Corporate Bonds (Cost $15,187,322)					14,831,318
Sovereign Bonds (5.2%)
[2]	African Development Bank	0.875%	3/23/26	22,870	21,359
[2]	African Development Bank	0.875%	7/22/26	13,955	12,896
	African Development Bank	4.625%	1/4/27	11,823	11,804
	African Development Bank	4.125%	2/25/27	12,000	11,836
[2]	African Development Bank	4.375%	11/3/27	18,850	18,711
	African Development Bank	4.375%	3/14/28	18,600	18,470
[2]	Asian Development Bank	0.375%	9/3/25	18,639	17,656
	Asian Development Bank	4.250%	1/9/26	32,889	32,557
[2]	Asian Development Bank	0.500%	2/4/26	26,879	25,075
[2]	Asian Development Bank	1.000%	4/14/26	29,048	27,146
[2]	Asian Development Bank	2.000%	4/24/26	20,473	19,461
[2]	Asian Development Bank	4.875%	5/21/26	19,413	19,422
[2]	Asian Development Bank	2.625%	1/12/27	6,106	5,811
[2]	Asian Development Bank	4.125%	1/12/27	20,085	19,824
[2]	Asian Development Bank	1.500%	1/20/27	21,050	19,464
[2]	Asian Development Bank	3.125%	8/20/27	27,740	26,551
[2]	Asian Development Bank	2.500%	11/2/27	9,950	9,316
[2]	Asian Development Bank	3.750%	4/25/28	21,605	21,016
[2]	Asian Development Bank	4.500%	8/25/28	38,390	38,383
[2]	Asian Development Bank	4.375%	3/6/29	16,890	16,835
[2]	Asian Development Bank	1.875%	3/15/29	40	36
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,040	14,774
	Asian Infrastructure Investment Bank	0.500%	1/27/26	25,975	24,240
	Asian Infrastructure Investment Bank	4.875%	9/14/26	12,365	12,391
	Asian Infrastructure Investment Bank	3.750%	9/14/27	9,520	9,274
	Asian Infrastructure Investment Bank	4.000%	1/18/28	18,450	18,102
	Asian Infrastructure Investment Bank	4.125%	1/18/29	9,130	8,999
[2]	Bangko Sentral ng Pilipinas International Bond	8.600%	6/15/27	150	163
	Canadian Government Bond	0.750%	5/19/26	30,785	28,571
	Canadian Government Bond	3.750%	4/26/28	20,737	20,177
	Canadian Government Bond	4.625%	4/30/29	11,945	12,036
	Corp. Andina de Fomento	1.625%	9/23/25	7,520	7,171
	Corp. Andina de Fomento	5.250%	11/21/25	15,505	15,462
	Corp. Andina de Fomento	4.750%	4/1/26	5,225	5,169
	Corp. Andina de Fomento	2.250%	2/8/27	5,790	5,385
	Corp. Andina de Fomento	6.000%	4/26/27	7,065	7,218
	Corp. Andina de Fomento	5.000%	1/24/29	3,100	3,097
	Council of Europe Development Bank	3.750%	5/25/26	8,150	7,987
	Council of Europe Development Bank	0.875%	9/22/26	6,695	6,151
	Council of Europe Development Bank	4.625%	6/11/27	3,606	3,608
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,346
	Council of Europe Development Bank	4.125%	1/24/29	3,835	3,781
	Equinor ASA	1.750%	1/22/26	8,874	8,430
	Equinor ASA	3.000%	4/6/27	2,980	2,832
	Equinor ASA	7.250%	9/23/27	730	778
[2]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,560	9,924
[2]	European Bank for Reconstruction & Development	0.500%	1/28/26	21,005	19,604
[2]	European Bank for Reconstruction & Development	4.375%	3/9/28	6,545	6,508
	European Bank for Reconstruction & Development	4.125%	1/25/29	7,075	6,974
	European Investment Bank	0.625%	7/25/25	37,780	36,048
	European Investment Bank	2.750%	8/15/25	28,375	27,664
	European Investment Bank	0.375%	12/15/25	16,055	15,032
	European Investment Bank	0.375%	3/26/26	40,081	37,120
	European Investment Bank	2.125%	4/13/26	18,291	17,453
	European Investment Bank	0.750%	10/26/26	7,627	6,974
[2]	European Investment Bank	1.375%	3/15/27	25,984	23,851
	European Investment Bank	4.375%	3/19/27	24,060	23,894
	European Investment Bank	0.625%	10/21/27	910	801
	European Investment Bank	3.250%	11/15/27	5,531	5,307
	European Investment Bank	3.875%	3/15/28	35,725	34,937
	European Investment Bank	4.500%	10/16/28	22,535	22,553
	European Investment Bank	4.000%	2/15/29	18,260	17,908

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	4.750%	6/15/29	37,775	38,265
[5]	Export Development Canada	3.375%	8/26/25	20,585	20,194
[5]	Export Development Canada	4.375%	6/29/26	20,750	20,571
[5]	Export Development Canada	3.000%	5/25/27	17,605	16,831
[5]	Export Development Canada	3.875%	2/14/28	18,190	17,777
[5]	Export Development Canada	4.125%	2/13/29	20,100	19,804
	Export-Import Bank of Korea	5.375%	9/18/25	3,482	3,488
	Export-Import Bank of Korea	3.250%	11/10/25	11,005	10,728
	Export-Import Bank of Korea	4.875%	1/11/26	3,625	3,613
	Export-Import Bank of Korea	0.625%	2/9/26	3,200	2,984
	Export-Import Bank of Korea	2.625%	5/26/26	12,120	11,598
	Export-Import Bank of Korea	3.250%	8/12/26	4,515	4,357
	Export-Import Bank of Korea	1.125%	12/29/26	6,787	6,178
	Export-Import Bank of Korea	4.625%	1/11/27	2,050	2,033
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	6,119
	Export-Import Bank of Korea	2.375%	4/21/27	4,590	4,283
	Export-Import Bank of Korea	4.250%	9/15/27	6,430	6,301
	Export-Import Bank of Korea	5.000%	1/11/28	5,035	5,061
	Export-Import Bank of Korea	5.125%	9/18/28	5,800	5,868
	Export-Import Bank of Korea	4.500%	1/11/29	2,490	2,464
	Inter-American Development Bank	0.625%	7/15/25	20,345	19,427
[2]	Inter-American Development Bank	0.875%	4/20/26	28,619	26,670
[2]	Inter-American Development Bank	4.500%	5/15/26	20,336	20,210
[2]	Inter-American Development Bank	2.000%	6/2/26	16,185	15,347
	Inter-American Development Bank	2.000%	7/23/26	9,612	9,096
	Inter-American Development Bank	4.375%	2/1/27	15,625	15,519
	Inter-American Development Bank	2.375%	7/7/27	26,705	25,041
	Inter-American Development Bank	4.000%	1/12/28	33,295	32,684
	Inter-American Development Bank	4.125%	2/15/29	15,830	15,611
	Inter-American Investment Corp.	4.125%	2/15/28	9,125	8,940
	Inter-American Investment Corp.	4.750%	9/19/28	3,350	3,363
	Inter-American Investment Corp.	4.250%	2/14/29	5,625	5,545
[2]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,767	5,648
	International Bank for Reconstruction & Development	0.375%	7/28/25	43,663	41,528
[2]	International Bank for Reconstruction & Development	2.500%	7/29/25	21,179	20,608
	International Bank for Reconstruction & Development	0.500%	10/28/25	51,854	48,881
[2]	International Bank for Reconstruction & Development	3.125%	11/20/25	4,058	3,957
	International Bank for Reconstruction & Development	4.750%	4/10/26	9,445	9,429
	International Bank for Reconstruction & Development	0.875%	7/15/26	17,064	15,798
[2]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,853	11,123
	International Bank for Reconstruction & Development	3.125%	6/15/27	20,260	19,446
[2]	International Bank for Reconstruction & Development	2.500%	11/22/27	750	702
	International Bank for Reconstruction & Development	0.750%	11/24/27	39,170	34,526
	International Bank for Reconstruction & Development	3.500%	7/12/28	33,540	32,328
	International Bank for Reconstruction & Development	4.625%	8/1/28	28,565	28,704
[2]	International Finance Corp.	0.375%	7/16/25	13,260	12,629
[2]	International Finance Corp.	3.625%	9/15/25	19,210	18,890
[2]	International Finance Corp.	2.125%	4/7/26	7,149	6,819
[2]	International Finance Corp.	0.750%	10/8/26	7,248	6,638
[2]	International Finance Corp.	4.375%	1/15/27	7,676	7,624
[2]	International Finance Corp.	4.500%	7/13/28	8,591	8,597
[1,2]	International Finance Corp.	4.250%	7/2/29	11,600	11,509
[6]	Japan Bank for International Cooperation	0.625%	7/15/25	22,443	21,391
[6]	Japan Bank for International Cooperation	3.875%	9/16/25	9,862	9,698
[2,6]	Japan Bank for International Cooperation	2.750%	1/21/26	6,745	6,506
[6]	Japan Bank for International Cooperation	4.250%	1/26/26	20,585	20,315
[2,6]	Japan Bank for International Cooperation	2.375%	4/20/26	7,490	7,145
[6]	Japan Bank for International Cooperation	4.250%	4/27/26	10,760	10,609
[6]	Japan Bank for International Cooperation	1.875%	7/21/26	3,616	3,400
[2,6]	Japan Bank for International Cooperation	2.250%	11/4/26	11,215	10,561
[6]	Japan Bank for International Cooperation	2.875%	6/1/27	14,060	13,322
[6]	Japan Bank for International Cooperation	2.875%	7/21/27	8,825	8,341
[6]	Japan Bank for International Cooperation	4.375%	10/5/27	7,250	7,158
[6]	Japan Bank for International Cooperation	2.750%	11/16/27	13,110	12,280
[6]	Japan Bank for International Cooperation	4.625%	7/19/28	5,070	5,055
[6]	Japan Bank for International Cooperation	4.875%	10/18/28	1,350	1,360
[6]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,638
[6]	Japan International Cooperation Agency	3.250%	5/25/27	10,070	9,629
[6]	Japan International Cooperation Agency	4.000%	5/23/28	5,350	5,192
[6]	Japan International Cooperation Agency	4.750%	5/21/29	2,902	2,916

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	KFW	0.375%	7/18/25	28,768	27,387
[7]	KFW	5.125%	9/29/25	17,070	17,080
[7]	KFW	0.625%	1/22/26	36,438	34,108
[7]	KFW	5.000%	3/16/26	52,940	53,028
[7]	KFW	3.625%	4/1/26	26,010	25,467
[7]	KFW	4.625%	8/7/26	28,784	28,695
[7]	KFW	1.000%	10/1/26	12,120	11,172
[7]	KFW	4.375%	3/1/27	21,540	21,390
[7]	KFW	3.000%	5/20/27	27,238	26,054
[7]	KFW	3.750%	2/15/28	31,080	30,262
[7]	KFW	3.875%	6/15/28	30,195	29,516
[7]	KFW	4.000%	3/15/29	19,960	19,578
	Korea Development Bank	4.000%	9/8/25	2,565	2,528
	Korea Development Bank	3.375%	9/16/25	11,360	11,114
	Korea Development Bank	3.000%	1/13/26	12,015	11,653
	Korea Development Bank	2.000%	9/12/26	7,205	6,757
	Korea Development Bank	5.375%	10/23/26	4,375	4,408
	Korea Development Bank	4.625%	2/15/27	2,675	2,656
	Korea Development Bank	1.375%	4/25/27	6,440	5,844
	Korea Development Bank	4.375%	2/15/28	13,275	13,087
	Korea Development Bank	5.375%	10/23/28	3,000	3,070
	Korea Development Bank	4.500%	2/15/29	4,120	4,077
[7]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	8,400	7,838
[2,7]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,708	9,133
[2,7]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	7,180	7,005
[7]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	7,928	7,987
	Nordic Investment Bank	0.375%	9/11/25	9,715	9,192
	Nordic Investment Bank	5.000%	10/15/25	5,400	5,397
[2]	Nordic Investment Bank	0.500%	1/21/26	12,775	11,936
	Nordic Investment Bank	3.375%	9/8/27	385	371
	Nordic Investment Bank	4.375%	3/14/28	17,885	17,767
	Nordic Investment Bank	4.250%	2/28/29	7,525	7,455
[8]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	22,990	21,724
[8]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	5,735	5,662
[2,8]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	7,756	7,230
[8]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	4,985	5,011
[8]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	10,901	10,932
[8]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	11,550	11,202
[8]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	11,295	11,154
[2,8]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	5,188	5,108
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	4,240	4,201
	Province of Alberta	4.500%	6/26/29	15,000	14,937
[2]	Province of British Columbia	6.500%	1/15/26	1,894	1,932
	Province of British Columbia	0.900%	7/20/26	16,415	15,151
	Province of British Columbia	4.800%	11/15/28	8,990	9,053
	Province of British Columbia	4.900%	4/24/29	14,975	15,153
	Province of Manitoba	2.125%	6/22/26	4,091	3,875
	Province of Ontario	0.625%	1/21/26	23,601	22,062
	Province of Ontario	1.050%	4/14/26	15,180	14,177
	Province of Ontario	2.500%	4/27/26	12,960	12,410
	Province of Ontario	2.300%	6/15/26	11,150	10,609
	Province of Ontario	3.100%	5/19/27	20,125	19,247
	Province of Ontario	4.200%	1/18/29	8,050	7,911
	Province of Quebec	0.600%	7/23/25	17,883	17,040
	Province of Quebec	2.500%	4/20/26	18,140	17,379
	Province of Quebec	2.750%	4/12/27	8,420	7,991
	Province of Quebec	3.625%	4/13/28	10,585	10,199
	Province of Quebec	4.500%	4/3/29	17,500	17,412
	Province of Saskatchewan	3.250%	6/8/27	7,035	6,742
	Republic of Chile	3.125%	1/21/26	4,888	4,718
[2]	Republic of Chile	2.750%	1/31/27	11,476	10,776
[2]	Republic of Chile	3.240%	2/6/28	10,960	10,284
[2]	Republic of Chile	4.850%	1/22/29	3,680	3,634
[2]	Republic of Indonesia	4.150%	9/20/27	6,650	6,451
	Republic of Indonesia	3.500%	1/11/28	9,025	8,518
[2]	Republic of Indonesia	4.550%	1/11/28	7,395	7,239
	Republic of Indonesia	4.100%	4/24/28	3,500	3,369
	Republic of Indonesia	4.750%	2/11/29	5,740	5,655
[2]	Republic of Indonesia	4.400%	3/10/29	3,010	2,914
	Republic of Italy	1.250%	2/17/26	16,552	15,487

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Korea	5.625%	11/3/25	1,909	1,920
[1]	Republic of Korea	4.500%	7/3/29	10,000	9,973
	Republic of Panama	7.125%	1/29/26	5,941	6,048
	Republic of Panama	8.875%	9/30/27	3,756	4,057
[2]	Republic of Panama	3.875%	3/17/28	9,300	8,593
	Republic of Panama	9.375%	4/1/29	2,925	3,270
	Republic of Peru	7.350%	7/21/25	7,740	7,888
[2]	Republic of Peru	2.392%	1/23/26	7,340	6,994
	Republic of Peru	4.125%	8/25/27	7,460	7,219
	Republic of Poland	3.250%	4/6/26	10,975	10,646
[2]	Republic of Poland	5.500%	11/16/27	11,816	12,045
[2]	Republic of Poland	4.625%	3/18/29	9,750	9,623
	Republic of the Philippines	5.500%	3/30/26	4,246	4,259
	Republic of the Philippines	3.229%	3/29/27	4,360	4,143
	Republic of the Philippines	5.170%	10/13/27	7,650	7,647
	Republic of the Philippines	3.000%	2/1/28	6,170	5,738
	Republic of the Philippines	4.625%	7/17/28	3,300	3,242
	Republic of the Philippines	3.750%	1/14/29	12,925	12,166
	State of Israel	2.875%	3/16/26	5,814	5,503
	State of Israel	3.250%	1/17/28	7,450	6,827
	State of Israel	5.375%	3/12/29	11,700	11,469
[2]	Svensk Exportkredit AB	4.000%	7/15/25	8,475	8,367
	Svensk Exportkredit AB	0.500%	8/26/25	11,460	10,863
[2]	Svensk Exportkredit AB	4.625%	11/28/25	8,100	8,043
[2]	Svensk Exportkredit AB	4.375%	2/13/26	10,515	10,405
[2]	Svensk Exportkredit AB	4.875%	9/14/26	2,540	2,541
[2]	Svensk Exportkredit AB	2.250%	3/22/27	8,265	7,735
	Svensk Exportkredit AB	4.125%	6/14/28	5,325	5,225
[2]	Svensk Exportkredit AB	4.250%	2/1/29	2,375	2,345
	United Mexican States	4.125%	1/21/26	12,085	11,831
	United Mexican States	4.150%	3/28/27	21,359	20,694
	United Mexican States	3.750%	1/11/28	1,793	1,694
[2]	United Mexican States	5.400%	2/9/28	11,725	11,669
	United Mexican States	4.500%	4/22/29	18,066	17,278
[2]	United Mexican States	5.000%	5/7/29	5,800	5,660
Total Sovereign Bonds (Cost $3,075,062)					2,985,374
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	6,945	6,935
	California GO	2.650%	4/1/26	1,320	1,266
	California GO	5.125%	9/1/29	3,500	3,557
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	11,061
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	6,969
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	1,775	1,733
[9]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,475	11,159
	Oregon GO	5.892%	6/1/27	4,728	4,791
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,100	2,093
	University of California Revenue	3.063%	7/1/25	2,677	2,621
	University of California Revenue	1.316%	5/15/27	4,890	4,441
	Utah GO	4.554%	7/1/24	2,075	2,075
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	2,200	2,107
Total Taxable Municipal Bonds (Cost $61,709)					60,808

Short-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[10]	Vanguard Market Liquidity Fund (Cost $432,137)	5.380%	4,321,859	432,143
Total Investments (99.7%) (Cost $59,099,472)				57,640,961
Other Assets and Liabilities—Net (0.3%)				158,020
Net Assets (100%)				57,798,981
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $98,132,000, representing 0.2% of net assets.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Guaranteed by the Republic of Austria.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $58,667,335)	57,208,818
Affiliated Issuers (Cost $432,137)	432,143
Total Investments in Securities	57,640,961
Investment in Vanguard	1,693
Cash	44
Receivables for Investment Securities Sold	985,394
Receivables for Accrued Income	476,919
Receivables for Capital Shares Issued	25,995
Other Assets	242
Total Assets	59,131,248
Liabilities
Payables for Investment Securities Purchased	1,302,245
Payables for Capital Shares Redeemed	20,135
Payables for Distributions	8,760
Payables to Vanguard	1,127
Total Liabilities	1,332,267
Net Assets	57,798,981
At June 30, 2024, net assets consisted of:

Paid-in Capital	61,381,760
Total Distributable Earnings (Loss)	(3,582,779)
Net Assets	57,798,981

Investor Shares—Net Assets
Applicable to 3,855,343 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	38,693
Net Asset Value Per Share—Investor Shares	$10.04

ETF Shares—Net Assets
Applicable to 421,379,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,312,414
Net Asset Value Per Share—ETF Shares	$76.68

Admiral Shares—Net Assets
Applicable to 1,247,969,755 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,525,500
Net Asset Value Per Share—Admiral Shares	$10.04

Institutional Shares—Net Assets
Applicable to 549,359,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,513,916
Net Asset Value Per Share—Institutional Shares	$10.04

Institutional Plus Shares—Net Assets
Applicable to 738,136,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,408,458
Net Asset Value Per Share—Institutional Plus Shares	$10.04
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	932,757
Total Income	932,757
Expenses
The Vanguard Group—Note B
Investment Advisory Services	576
Management and Administrative—Investor Shares	34
Management and Administrative—ETF Shares	4,795
Management and Administrative—Admiral Shares	3,890
Management and Administrative—Institutional Shares	1,176
Management and Administrative—Institutional Plus Shares	1,220
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	757
Marketing and Distribution—Admiral Shares	337
Marketing and Distribution—Institutional Shares	101
Marketing and Distribution—Institutional Plus Shares	113
Custodian Fees	36
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	431
Shareholders’ Reports—Admiral Shares	83
Shareholders’ Reports—Institutional Shares	11
Shareholders’ Reports—Institutional Plus Shares	8
Trustees’ Fees and Expenses	16
Other Expenses	8
Total Expenses	13,595
Net Investment Income	919,162
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(378,872)
Swap Contracts	(171)
Realized Net Gain (Loss)	(379,043)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	12,797
Net Increase (Decrease) in Net Assets Resulting from Operations	552,916
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,086,000, $136,000, and $6,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($15,652,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	919,162	1,514,290
Realized Net Gain (Loss)	(379,043)	(1,513,550)
Change in Unrealized Appreciation (Depreciation)	12,797	2,875,293
Net Increase (Decrease) in Net Assets Resulting from Operations	552,916	2,876,033
Distributions
Investor Shares	(775)	(1,268)
ETF Shares	(421,464)	(865,338)
Admiral Shares	(203,928)	(343,153)
Institutional Shares	(87,093)	(135,483)
Institutional Plus Shares	(115,250)	(168,459)
Total Distributions	(828,510)	(1,513,701)
Capital Share Transactions
Investor Shares	(14,430)	1,093
ETF Shares	592,999	(6,616,372)
Admiral Shares	(636,168)	(2,123,320)
Institutional Shares	169,977	(325,201)
Institutional Plus Shares	625,296	(51,082)
Net Increase (Decrease) from Capital Share Transactions	737,674	(9,114,882)
Total Increase (Decrease)	462,080	(7,752,550)
Net Assets
Beginning of Period	57,336,901	65,089,451
End of Period	57,798,981	57,336,901
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.10	$9.87	$10.60	$10.87	$10.57	$10.31
Investment Operations
Net Investment Income[1]	.156	.236	.133	.116	.185	.230
Net Realized and Unrealized Gain (Loss) on Investments	(.060)	.230	(.726)	(.241)	.300	.258
Total from Investment Operations	.096	.466	(.593)	(.125)	.485	.488
Distributions
Dividends from Net Investment Income	(.156)	(.236)	(.134)	(.116)	(.185)	(.228)
Distributions from Realized Capital Gains	—	—	(.003)	(.029)	—	—
Total Distributions	(.156)	(.236)	(.137)	(.145)	(.185)	(.228)
Net Asset Value, End of Period	$10.04	$10.10	$9.87	$10.60	$10.87	$10.57
Total Return[2]	0.96%	4.79%	-5.61%	-1.15%	4.61%	4.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$53	$51	$74	$91	$89
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.12%	2.37%	1.31%	1.08%	1.71%	2.18%
Portfolio Turnover Rate[4]	32%	64%	41%	37%	49%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$76.96	$75.21	$80.81	$82.81	$80.55	$78.56
Investment Operations
Net Investment Income[1]	1.230	1.863	1.106	.960	1.474	1.819
Net Realized and Unrealized Gain (Loss) on Investments	(.497)	1.780	(5.580)	(1.785)	2.267	2.014
Total from Investment Operations	.733	3.643	(4.474)	(.825)	3.741	3.833
Distributions
Dividends from Net Investment Income	(1.013)	(1.893)	(1.105)	(.953)	(1.481)	(1.843)
Distributions from Realized Capital Gains	—	—	(.021)	(.222)	—	—
Total Distributions	(1.013)	(1.893)	(1.126)	(1.175)	(1.481)	(1.843)
Net Asset Value, End of Period	$76.68	$76.96	$75.21	$80.81	$82.81	$80.55
Total Return	0.96%	4.91%	-5.55%	-1.00%	4.67%	4.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,312	$31,830	$37,679	$42,076	$29,618	$22,522
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.23%	2.46%	1.44%	1.17%	1.79%	2.28%
Portfolio Turnover Rate[3]	32%	64%	41%	37%	49%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.10	$9.87	$10.60	$10.87	$10.57	$10.31
Investment Operations
Net Investment Income[1]	.160	.242	.141	.124	.192	.237
Net Realized and Unrealized Gain (Loss) on Investments	(.060)	.231	(.726)	(.241)	.301	.260
Total from Investment Operations	.100	.473	(.585)	(.117)	.493	.497
Distributions
Dividends from Net Investment Income	(.160)	(.243)	(.142)	(.124)	(.193)	(.237)
Distributions from Realized Capital Gains	—	—	(.003)	(.029)	—	—
Total Distributions	(.160)	(.243)	(.145)	(.153)	(.193)	(.237)
Net Asset Value, End of Period	$10.04	$10.10	$9.87	$10.60	$10.87	$10.57
Total Return[2]	1.00%	4.87%	-5.54%	-1.08%	4.69%	4.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,526	$13,248	$15,056	$18,410	$18,543	$15,379
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.21%	2.44%	1.40%	1.16%	1.77%	2.26%
Portfolio Turnover Rate[4]	32%	64%	41%	37%	49%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.10	$9.87	$10.60	$10.87	$10.57	$10.31
Investment Operations
Net Investment Income[1]	.161	.245	.143	.126	.195	.239
Net Realized and Unrealized Gain (Loss) on Investments	(.060)	.230	(.726)	(.240)	.301	.260
Total from Investment Operations	.101	.475	(.583)	(.114)	.496	.499
Distributions
Dividends from Net Investment Income	(.161)	(.245)	(.144)	(.127)	(.196)	(.239)
Distributions from Realized Capital Gains	—	—	(.003)	(.029)	—	—
Total Distributions	(.161)	(.245)	(.147)	(.156)	(.196)	(.239)
Net Asset Value, End of Period	$10.04	$10.10	$9.87	$10.60	$10.87	$10.57
Total Return	1.01%	4.88%	-5.52%	-1.06%	4.71%	4.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,514	$5,379	$5,580	$6,790	$6,134	$5,524
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.23%	2.47%	1.42%	1.17%	1.80%	2.28%
Portfolio Turnover Rate[3]	32%	64%	41%	37%	49%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.10	$9.87	$10.60	$10.87	$10.57	$10.31
Investment Operations
Net Investment Income[1]	.162	.247	.145	.127	.196	.240
Net Realized and Unrealized Gain (Loss) on Investments	(.061)	.229	(.727)	(.240)	.301	.260
Total from Investment Operations	.101	.476	(.582)	(.113)	.497	.500
Distributions
Dividends from Net Investment Income	(.161)	(.246)	(.145)	(.128)	(.197)	(.240)
Distributions from Realized Capital Gains	—	—	(.003)	(.029)	—	—
Total Distributions	(.161)	(.246)	(.148)	(.157)	(.197)	(.240)
Net Asset Value, End of Period	$10.04	$10.10	$9.87	$10.60	$10.87	$10.57
Total Return	1.02%	4.90%	-5.51%	-1.05%	4.72%	4.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,408	$6,827	$6,723	$7,774	$6,817	$6,631
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.24%	2.48%	1.43%	1.18%	1.81%	2.29%
Portfolio Turnover Rate[3]	32%	64%	41%	37%	49%	44%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at June 30, 2024.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the

Short-Term Bond Index Fund
ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,693,000, representing less than 0.01% of the fund’s net assets and 0.68% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	39,331,318	—	39,331,318
Corporate Bonds	—	14,831,318	—	14,831,318
Sovereign Bonds	—	2,985,374	—	2,985,374
Taxable Municipal Bonds	—	60,808	—	60,808
Temporary Cash Investments	432,143	—	—	432,143
Total	432,143	57,208,818	—	57,640,961

Short-Term Bond Index Fund
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	59,145,584
Gross Unrealized Appreciation	100,678
Gross Unrealized Depreciation	(1,605,301)
Net Unrealized Appreciation (Depreciation)	(1,504,623)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $1,795,099,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $3,093,932,000 of investment securities and sold $3,901,819,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $14,957,764,000 and $14,080,068,000, respectively. In addition, the fund purchased and sold investment securities of $1,455,427,000 and $874,118,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $12,793,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,832	482	11,983	1,206
Issued in Lieu of Cash Distributions	751	75	1,268	127
Redeemed	(20,013)	(1,993)	(12,158)	(1,225)
Net Increase (Decrease)—Investor Shares	(14,430)	(1,436)	1,093	108
ETF Shares
Issued	1,481,151	19,400	2,322,597	30,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(888,152)	(11,600)	(8,938,969)	(118,100)
Net Increase (Decrease)—ETF Shares	592,999	7,800	(6,616,372)	(87,400)
Admiral Shares
Issued	1,244,224	124,086	2,773,401	279,167
Issued in Lieu of Cash Distributions	172,346	17,195	285,661	28,744
Redeemed	(2,052,738)	(204,689)	(5,182,382)	(521,984)
Net Increase (Decrease)—Admiral Shares	(636,168)	(63,408)	(2,123,320)	(214,073)
Institutional Shares
Issued	709,163	70,799	1,261,876	127,059
Issued in Lieu of Cash Distributions	82,549	8,236	125,724	12,651
Redeemed	(621,735)	(62,108)	(1,712,801)	(172,581)
Net Increase (Decrease)—Institutional Shares	169,977	16,927	(325,201)	(32,871)
Institutional Plus Shares
Issued	928,041	92,539	1,007,463	101,396
Issued in Lieu of Cash Distributions	99,648	9,944	147,390	14,830
Redeemed	(402,393)	(40,113)	(1,205,935)	(121,584)
Net Increase (Decrease)—Institutional Plus Shares	625,296	62,370	(51,082)	(5,358)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Short-Term Bond Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.

Intermediate-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (54.4%)
U.S. Government Securities (53.7%)
	United States Treasury Note/Bond	4.500%	5/31/29	25,570	25,746
	United States Treasury Note/Bond	2.625%	7/31/29	185,902	171,291
	United States Treasury Note/Bond	1.625%	8/15/29	166,785	146,145
	United States Treasury Note/Bond	6.125%	8/15/29	21,090	22,751
	United States Treasury Note/Bond	3.125%	8/31/29	289,090	272,648
	United States Treasury Note/Bond	3.875%	9/30/29	297,890	291,094
	United States Treasury Note/Bond	4.000%	10/31/29	291,153	286,194
	United States Treasury Note/Bond	1.750%	11/15/29	262,356	230,381
	United States Treasury Note/Bond	3.875%	11/30/29	289,730	283,030
	United States Treasury Note/Bond	3.875%	12/31/29	293,038	286,078
	United States Treasury Note/Bond	3.500%	1/31/30	274,815	263,178
	United States Treasury Note/Bond	1.500%	2/15/30	496,986	426,631
	United States Treasury Note/Bond	4.000%	2/28/30	260,705	256,021
	United States Treasury Note/Bond	3.625%	3/31/30	293,963	283,031
	United States Treasury Note/Bond	3.500%	4/30/30	298,870	285,795
	United States Treasury Note/Bond	0.625%	5/15/30	672,876	543,768
	United States Treasury Note/Bond	6.250%	5/15/30	70,460	77,231
	United States Treasury Note/Bond	3.750%	5/31/30	287,705	278,669
	United States Treasury Note/Bond	3.750%	6/30/30	280,845	271,893
	United States Treasury Note/Bond	4.000%	7/31/30	287,690	282,206
	United States Treasury Note/Bond	0.625%	8/15/30	877,902	703,419
	United States Treasury Note/Bond	4.125%	8/31/30	321,525	317,456
	United States Treasury Note/Bond	4.625%	9/30/30	306,594	310,953
	United States Treasury Note/Bond	4.875%	10/31/30	315,418	324,339
	United States Treasury Note/Bond	0.875%	11/15/30	894,452	723,388
	United States Treasury Note/Bond	4.375%	11/30/30	317,200	317,497
	United States Treasury Note/Bond	3.750%	12/31/30	328,668	317,524
	United States Treasury Note/Bond	4.000%	1/31/31	339,302	332,463
	United States Treasury Note/Bond	1.125%	2/15/31	860,916	703,933
	United States Treasury Note/Bond	5.375%	2/15/31	63,826	67,746
	United States Treasury Note/Bond	4.250%	2/28/31	352,162	350,126
	United States Treasury Note/Bond	4.125%	3/31/31	349,681	345,092
	United States Treasury Note/Bond	4.625%	4/30/31	379,126	385,287
	United States Treasury Note/Bond	1.625%	5/15/31	871,873	731,828
	United States Treasury Note/Bond	4.625%	5/31/31	334,199	339,630
[1]	United States Treasury Note/Bond	4.250%	6/30/31	205,400	204,245
	United States Treasury Note/Bond	1.250%	8/15/31	951,700	772,364
	United States Treasury Note/Bond	1.375%	11/15/31	926,622	753,605
	United States Treasury Note/Bond	1.875%	2/15/32	876,669	735,854
	United States Treasury Note/Bond	2.875%	5/15/32	853,523	768,971
	United States Treasury Note/Bond	2.750%	8/15/32	824,858	733,995
	United States Treasury Note/Bond	4.125%	11/15/32	818,506	804,822
	United States Treasury Note/Bond	3.500%	2/15/33	815,197	763,993
	United States Treasury Note/Bond	3.375%	5/15/33	819,117	759,219
	United States Treasury Note/Bond	3.875%	8/15/33	886,395	852,878
	United States Treasury Note/Bond	4.500%	11/15/33	943,939	952,788
	United States Treasury Note/Bond	4.000%	2/15/34	988,911	960,171
	United States Treasury Note/Bond	4.375%	5/15/34	709,257	709,478
					21,026,845
Agency Bonds and Notes (0.7%)
	Federal Home Loan Banks	4.750%	3/10/34	13,000	13,090
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	9,105	10,080
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	20,514	23,082
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	29,097	32,394
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,440	32,057

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	39,105	44,589
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	52,515	42,456
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	38,199	42,537
	Tennessee Valley Authority	7.125%	5/1/30	4,660	5,232
	Tennessee Valley Authority	1.500%	9/15/31	4,185	3,387
					248,904
Total U.S. Government and Agency Obligations (Cost $22,644,753)					21,275,749
Corporate Bonds (39.4%)
Communications (2.8%)
	Alphabet Inc.	1.100%	8/15/30	14,464	11,813
	America Movil SAB de CV	2.875%	5/7/30	4,881	4,300
	America Movil SAB de CV	4.700%	7/21/32	9,325	8,958
[2]	AT&T Inc.	4.300%	2/15/30	26,042	24,950
	AT&T Inc.	2.750%	6/1/31	25,280	21,651
	AT&T Inc.	2.250%	2/1/32	23,170	18,804
	AT&T Inc.	2.550%	12/1/33	13,284	10,559
	AT&T Inc.	5.400%	2/15/34	34,914	34,915
	Baidu Inc.	3.425%	4/7/30	5,725	5,224
	Baidu Inc.	2.375%	8/23/31	6,920	5,733
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	9,224	9,044
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	7,390	7,228
	Booking Holdings Inc.	4.625%	4/13/30	16,715	16,445
	British Telecommunications plc	9.625%	12/15/30	21,250	25,947
	Charter Communications Operating LLC	2.800%	4/1/31	13,301	10,876
	Charter Communications Operating LLC	2.300%	2/1/32	10,064	7,779
	Charter Communications Operating LLC	4.400%	4/1/33	8,728	7,710
	Charter Communications Operating LLC	6.650%	2/1/34	5,877	5,937
	Charter Communications Operating LLC	6.550%	6/1/34	11,000	11,020
	Comcast Corp.	2.650%	2/1/30	13,135	11,628
	Comcast Corp.	3.400%	4/1/30	14,069	12,934
	Comcast Corp.	4.250%	10/15/30	7,841	7,519
	Comcast Corp.	1.950%	1/15/31	15,026	12,401
	Comcast Corp.	1.500%	2/15/31	11,089	8,904
	Comcast Corp.	5.500%	11/15/32	6,595	6,745
	Comcast Corp.	4.250%	1/15/33	10,736	10,034
	Comcast Corp.	4.650%	2/15/33	17,138	16,541
	Comcast Corp.	7.050%	3/15/33	440	492
	Comcast Corp.	4.800%	5/15/33	14,187	13,791
	Comcast Corp.	5.300%	6/1/34	10,310	10,331
	Deutsche Telekom International Finance BV	8.750%	6/15/30	34,396	40,091
	Discovery Communications LLC	3.625%	5/15/30	8,218	7,231
	Electronic Arts Inc.	1.850%	2/15/31	5,511	4,501
	Expedia Group Inc.	3.250%	2/15/30	12,229	11,027
	Expedia Group Inc.	2.950%	3/15/31	5,408	4,682
	FactSet Research Systems Inc.	3.450%	3/1/32	4,263	3,715
	Fox Corp.	3.500%	4/8/30	5,718	5,211
	Fox Corp.	6.500%	10/13/33	10,441	10,942
	Grupo Televisa SAB	8.500%	3/11/32	2,480	2,821
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,894	5,750
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,347	3,628
	Koninklijke KPN NV	8.375%	10/1/30	5,025	5,799
	Meta Platforms Inc.	4.800%	5/15/30	8,688	8,701
	Meta Platforms Inc.	3.850%	8/15/32	25,740	23,949
	Meta Platforms Inc.	4.950%	5/15/33	9,877	9,925
	Omnicom Group Inc.	2.450%	4/30/30	5,076	4,373
	Omnicom Group Inc.	4.200%	6/1/30	4,689	4,458
	Omnicom Group Inc.	2.600%	8/1/31	6,632	5,589
	Orange SA	9.000%	3/1/31	19,015	22,684
	Paramount Global	7.875%	7/30/30	5,533	5,675
	Paramount Global	4.950%	1/15/31	11,638	10,235
	Paramount Global	4.200%	5/19/32	8,660	7,079
	Paramount Global	5.500%	5/15/33	4,640	3,992
	Rogers Communications Inc.	3.800%	3/15/32	16,140	14,424

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers Communications Inc.	5.300%	2/15/34	10,345	10,149
	Sprint Capital Corp.	8.750%	3/15/32	22,250	26,756
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,805	3,463
	Take-Two Interactive Software Inc.	5.600%	6/12/34	2,500	2,493
	Telefonica Europe BV	8.250%	9/15/30	10,295	11,626
	TELUS Corp.	3.400%	5/13/32	7,686	6,673
	Tencent Music Entertainment Group	2.000%	9/3/30	4,197	3,470
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	8,895	9,829
	T-Mobile USA Inc.	3.875%	4/15/30	50,972	47,652
	T-Mobile USA Inc.	2.550%	2/15/31	23,014	19,536
	T-Mobile USA Inc.	2.875%	2/15/31	6,500	5,632
	T-Mobile USA Inc.	3.500%	4/15/31	26,957	24,227
	T-Mobile USA Inc.	2.700%	3/15/32	9,164	7,663
	T-Mobile USA Inc.	5.200%	1/15/33	10,545	10,436
	T-Mobile USA Inc.	5.050%	7/15/33	27,409	26,811
	T-Mobile USA Inc.	5.150%	4/15/34	10,605	10,420
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,912	3,245
	VeriSign Inc.	2.700%	6/15/31	6,375	5,330
	Verizon Communications Inc.	4.016%	12/3/29	36,891	34,860
	Verizon Communications Inc.	3.150%	3/22/30	15,385	13,868
	Verizon Communications Inc.	1.500%	9/18/30	6,746	5,502
	Verizon Communications Inc.	1.680%	10/30/30	12,046	9,790
	Verizon Communications Inc.	7.750%	12/1/30	400	455
	Verizon Communications Inc.	1.750%	1/20/31	20,018	16,201
	Verizon Communications Inc.	2.550%	3/21/31	34,715	29,489
	Verizon Communications Inc.	2.355%	3/15/32	28,128	22,988
	Verizon Communications Inc.	5.050%	5/9/33	8,972	8,846
	Verizon Communications Inc.	4.500%	8/10/33	22,780	21,414
	Vodafone Group plc	7.875%	2/15/30	4,338	4,895
	Vodafone Group plc	6.250%	11/30/32	4,315	4,567
	Walt Disney Co.	2.000%	9/1/29	18,713	16,250
	Walt Disney Co.	3.800%	3/22/30	10,652	10,090
	Walt Disney Co.	2.650%	1/13/31	17,205	15,009
	Walt Disney Co.	6.550%	3/15/33	2,012	2,215
	Warnermedia Holdings Inc.	4.279%	3/15/32	41,565	36,269
	Weibo Corp.	3.375%	7/8/30	6,325	5,529
					1,080,343
Consumer Discretionary (2.6%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	13,719	11,350
	Amazon.com Inc.	4.650%	12/1/29	8,022	7,990
	Amazon.com Inc.	1.500%	6/3/30	18,921	15,764
	Amazon.com Inc.	2.100%	5/12/31	28,743	24,218
	Amazon.com Inc.	3.600%	4/13/32	15,567	14,303
	Amazon.com Inc.	4.700%	12/1/32	23,030	22,826
	American Honda Finance Corp.	4.600%	4/17/30	6,505	6,374
[2]	American Honda Finance Corp.	4.900%	1/10/34	11,652	11,306
	Aptiv plc	3.250%	3/1/32	5,130	4,445
	AutoNation Inc.	4.750%	6/1/30	4,162	3,980
	AutoNation Inc.	2.400%	8/1/31	3,728	2,998
	AutoNation Inc.	3.850%	3/1/32	8,590	7,639
	AutoZone Inc.	4.000%	4/15/30	7,526	7,077
	AutoZone Inc.	1.650%	1/15/31	4,370	3,505
	AutoZone Inc.	4.750%	8/1/32	4,705	4,520
	AutoZone Inc.	4.750%	2/1/33	5,849	5,584
	AutoZone Inc.	5.200%	8/1/33	4,210	4,145
	AutoZone Inc.	6.550%	11/1/33	4,090	4,391
	AutoZone Inc.	5.400%	7/15/34	5,350	5,291
	Best Buy Co. Inc.	1.950%	10/1/30	2,903	2,406
	Brunswick Corp.	2.400%	8/18/31	4,573	3,652
	Brunswick Corp.	4.400%	9/15/32	4,000	3,561
	Choice Hotels International Inc.	3.700%	12/1/29	2,873	2,582
[1]	Choice Hotels International Inc.	5.850%	8/1/34	3,000	2,955
	Cornell University	4.835%	6/15/34	13,750	13,671
	Darden Restaurants Inc.	6.300%	10/10/33	4,220	4,357

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dick's Sporting Goods Inc.	3.150%	1/15/32	5,640	4,795
	eBay Inc.	2.700%	3/11/30	6,333	5,581
	eBay Inc.	2.600%	5/10/31	4,485	3,806
	eBay Inc.	6.300%	11/22/32	2,410	2,558
[2]	Emory University	2.143%	9/1/30	5,241	4,467
	Ford Motor Co.	9.625%	4/22/30	1,830	2,128
	Ford Motor Co.	7.450%	7/16/31	3,422	3,678
	Ford Motor Co.	3.250%	2/12/32	27,345	22,625
	Ford Motor Co.	6.100%	8/19/32	15,466	15,447
	Ford Motor Credit Co. LLC	7.350%	3/6/30	11,888	12,580
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,361	2,485
	Ford Motor Credit Co. LLC	4.000%	11/13/30	11,830	10,560
	Ford Motor Credit Co. LLC	6.050%	3/5/31	9,000	9,006
	Ford Motor Credit Co. LLC	7.122%	11/7/33	18,269	19,297
	Ford Motor Credit Co. LLC	6.125%	3/8/34	18,218	18,049
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,983	5,424
	Fortune Brands Innovations Inc.	4.000%	3/25/32	1,289	1,170
	Fortune Brands Innovations Inc.	5.875%	6/1/33	6,850	6,940
	General Motors Co.	5.400%	10/15/29	6,810	6,774
	General Motors Co.	5.600%	10/15/32	15,225	15,228
	General Motors Financial Co. Inc.	5.550%	7/15/29	10,500	10,503
	General Motors Financial Co. Inc.	5.850%	4/6/30	10,025	10,145
	General Motors Financial Co. Inc.	3.600%	6/21/30	8,369	7,516
	General Motors Financial Co. Inc.	2.350%	1/8/31	5,662	4,644
	General Motors Financial Co. Inc.	5.750%	2/8/31	4,540	4,552
	General Motors Financial Co. Inc.	2.700%	6/10/31	10,542	8,726
	General Motors Financial Co. Inc.	5.600%	6/18/31	6,750	6,697
	General Motors Financial Co. Inc.	3.100%	1/12/32	12,120	10,184
	General Motors Financial Co. Inc.	6.400%	1/9/33	9,535	9,892
	General Motors Financial Co. Inc.	6.100%	1/7/34	2,970	3,003
	General Motors Financial Co. Inc.	5.950%	4/4/34	11,680	11,688
	Genuine Parts Co.	1.875%	11/1/30	4,232	3,429
	Genuine Parts Co.	6.875%	11/1/33	4,925	5,408
	GXO Logistics Inc.	2.650%	7/15/31	4,712	3,828
	GXO Logistics Inc.	6.500%	5/6/34	4,165	4,230
	Hasbro Inc.	3.900%	11/19/29	8,971	8,276
	Hasbro Inc.	6.050%	5/14/34	3,305	3,299
	Home Depot Inc.	2.700%	4/15/30	14,395	12,823
	Home Depot Inc.	1.375%	3/15/31	13,869	11,051
	Home Depot Inc.	4.850%	6/25/31	6,350	6,299
	Home Depot Inc.	1.875%	9/15/31	10,495	8,548
	Home Depot Inc.	3.250%	4/15/32	10,655	9,451
	Home Depot Inc.	4.500%	9/15/32	10,735	10,410
	Home Depot Inc.	4.950%	6/25/34	14,750	14,600
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,625	9,319
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,013
	Hyatt Hotels Corp.	5.500%	6/30/34	3,150	3,065
	JD.com Inc.	3.375%	1/14/30	5,890	5,363
[2]	Johns Hopkins University	4.705%	7/1/32	4,083	4,010
	Las Vegas Sands Corp.	3.900%	8/8/29	345	315
	Las Vegas Sands Corp.	6.000%	8/15/29	6,000	6,045
	Las Vegas Sands Corp.	6.200%	8/15/34	1,000	1,006
	Lear Corp.	3.500%	5/30/30	3,985	3,594
	Lowe's Cos. Inc.	4.500%	4/15/30	6,440	6,251
	Lowe's Cos. Inc.	1.700%	10/15/30	8,403	6,860
	Lowe's Cos. Inc.	2.625%	4/1/31	14,952	12,765
	Lowe's Cos. Inc.	3.750%	4/1/32	18,528	16,819
	Lowe's Cos. Inc.	5.000%	4/15/33	7,000	6,892
	Lowe's Cos. Inc.	5.150%	7/1/33	5,205	5,179
	Magna International Inc.	2.450%	6/15/30	640	552
	Magna International Inc.	5.500%	3/21/33	4,225	4,297
[2]	Marriott International Inc.	4.625%	6/15/30	9,319	9,043
[2]	Marriott International Inc.	2.850%	4/15/31	10,721	9,178
[2]	Marriott International Inc.	3.500%	10/15/32	7,720	6,701
[2]	Marriott International Inc.	2.750%	10/15/33	2,699	2,179

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marriott International Inc.	5.300%	5/15/34	8,000	7,851
	Masco Corp.	2.000%	10/1/30	3,049	2,510
	Masco Corp.	2.000%	2/15/31	4,813	3,922
[2]	McDonald's Corp.	2.625%	9/1/29	8,888	7,964
[2]	McDonald's Corp.	2.125%	3/1/30	6,283	5,395
[2]	McDonald's Corp.	3.600%	7/1/30	8,313	7,706
[2]	McDonald's Corp.	4.600%	9/9/32	5,996	5,796
	McDonald's Corp.	4.950%	8/14/33	5,100	5,021
[2]	McDonald's Corp.	5.200%	5/17/34	5,100	5,116
	MDC Holdings Inc.	3.850%	1/15/30	2,535	2,406
	MDC Holdings Inc.	2.500%	1/15/31	4,775	4,249
[4]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	12,500	11,422
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	5,330	6,338
[4]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,574
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,101
	NIKE Inc.	2.850%	3/27/30	11,442	10,297
	NVR Inc.	3.000%	5/15/30	5,727	5,074
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,759	9,298
	O'Reilly Automotive Inc.	4.700%	6/15/32	6,685	6,454
	Owens Corning	3.950%	8/15/29	4,225	3,991
	Owens Corning	3.875%	6/1/30	2,544	2,369
	Owens Corning	5.700%	6/15/34	7,750	7,824
	PulteGroup Inc.	6.375%	5/15/33	5,000	5,254
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,137
	Ross Stores Inc.	1.875%	4/15/31	3,200	2,619
	Sands China Ltd.	4.375%	6/18/30	6,025	5,547
	Sands China Ltd.	3.250%	8/8/31	3,535	2,968
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,933	4,200
	Stanley Black & Decker Inc.	3.000%	5/15/32	2,960	2,514
	Starbucks Corp.	2.250%	3/12/30	10,185	8,772
	Starbucks Corp.	2.550%	11/15/30	15,499	13,363
	Starbucks Corp.	4.900%	2/15/31	3,160	3,127
	Starbucks Corp.	3.000%	2/14/32	7,312	6,335
	Starbucks Corp.	4.800%	2/15/33	5,000	4,874
	Starbucks Corp.	5.000%	2/15/34	4,750	4,641
	Tapestry Inc.	7.700%	11/27/30	7,925	8,273
	Tapestry Inc.	3.050%	3/15/32	3,640	2,934
	Tapestry Inc.	7.850%	11/27/33	10,500	11,047
	TJX Cos. Inc.	3.875%	4/15/30	6,318	5,988
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,455	3,195
	Toyota Motor Corp.	2.760%	7/2/29	4,845	4,433
	Toyota Motor Corp.	5.123%	7/13/33	985	1,026
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	8,244	7,115
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,607	9,759
[2]	Toyota Motor Credit Corp.	4.550%	5/17/30	7,266	7,100
	Toyota Motor Credit Corp.	5.550%	11/20/30	7,980	8,197
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,640	3,767
	Toyota Motor Credit Corp.	5.100%	3/21/31	5,000	4,999
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,005	4,062
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,395	3,679
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,257	4,138
[2]	Toyota Motor Credit Corp.	4.800%	1/5/34	8,465	8,220
	Tractor Supply Co.	1.750%	11/1/30	5,387	4,364
	Tractor Supply Co.	5.250%	5/15/33	6,195	6,148
	VF Corp.	2.950%	4/23/30	6,545	5,434
	Whirlpool Corp.	2.400%	5/15/31	1,508	1,241
	Whirlpool Corp.	4.700%	5/14/32	2,507	2,385
	Whirlpool Corp.	5.500%	3/1/33	3,000	2,958
	Whirlpool Corp.	5.750%	3/1/34	1,985	1,984
[2]	Yale University	1.482%	4/15/30	9,590	8,011
					1,014,622
Consumer Staples (2.6%)
	Altria Group Inc.	3.400%	5/6/30	9,751	8,816
	Altria Group Inc.	2.450%	2/4/32	14,420	11,654

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Altria Group Inc.	6.875%	11/1/33	2,560	2,764
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	24,263	22,539
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,969	5,994
Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	8,187	8,125
Archer-Daniels-Midland Co.	3.250%	3/27/30	5,912	5,384
Archer-Daniels-Midland Co.	2.900%	3/1/32	7,160	6,123
Avery Dennison Corp.	2.650%	4/30/30	5,814	5,056
Avery Dennison Corp.	5.750%	3/15/33	6,000	6,140
BAT Capital Corp.	3.462%	9/6/29	5,479	4,992
BAT Capital Corp.	4.906%	4/2/30	7,066	6,887
BAT Capital Corp.	6.343%	8/2/30	9,395	9,811
BAT Capital Corp.	5.834%	2/20/31	7,475	7,577
BAT Capital Corp.	2.726%	3/25/31	14,590	12,317
BAT Capital Corp.	4.742%	3/16/32	8,725	8,276
BAT Capital Corp.	7.750%	10/19/32	4,385	4,928
BAT Capital Corp.	6.421%	8/2/33	11,610	12,129
BAT Capital Corp.	6.000%	2/20/34	7,157	7,235
Brown-Forman Corp.	4.750%	4/15/33	5,350	5,237
Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,290	7,100
Campbell Soup Co.	2.375%	4/24/30	8,921	7,684
Campbell Soup Co.	5.400%	3/21/34	6,180	6,143
Church & Dwight Co. Inc.	2.300%	12/15/31	3,090	2,567
Church & Dwight Co. Inc.	5.600%	11/15/32	3,265	3,387
Clorox Co.	1.800%	5/15/30	5,485	4,576
Clorox Co.	4.600%	5/1/32	4,958	4,804
Coca-Cola Co.	2.125%	9/6/29	5,697	5,016
Coca-Cola Co.	3.450%	3/25/30	11,406	10,666
Coca-Cola Co.	1.650%	6/1/30	14,899	12,491
Coca-Cola Co.	2.000%	3/5/31	3,495	2,928
Coca-Cola Co.	1.375%	3/15/31	22,164	17,796
Coca-Cola Co.	2.250%	1/5/32	10,131	8,534
Coca-Cola Co.	5.000%	5/13/34	4,750	4,766
Coca-Cola Consolidated Inc.	5.450%	6/1/34	4,000	4,036
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	9,055	8,031
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	5,940	4,601
Colgate-Palmolive Co.	3.250%	8/15/32	5,355	4,786
Colgate-Palmolive Co.	4.600%	3/1/33	2,190	2,150
Constellation Brands Inc.	3.150%	8/1/29	7,243	6,571
Constellation Brands Inc.	2.875%	5/1/30	1,071	945
Constellation Brands Inc.	2.250%	8/1/31	7,572	6,215
Constellation Brands Inc.	4.750%	5/9/32	9,521	9,154
Constellation Brands Inc.	4.900%	5/1/33	6,555	6,327
Costco Wholesale Corp.	1.600%	4/20/30	19,350	16,258
Costco Wholesale Corp.	1.750%	4/20/32	7,775	6,242
Diageo Capital plc	2.375%	10/24/29	9,589	8,471
Diageo Capital plc	2.000%	4/29/30	4,163	3,549
Diageo Capital plc	2.125%	4/29/32	3,880	3,147
Diageo Capital plc	5.500%	1/24/33	10,670	10,962
Diageo Capital plc	5.625%	10/5/33	7,740	8,036
Dollar General Corp.	3.500%	4/3/30	11,155	10,189
Dollar General Corp.	5.000%	11/1/32	5,064	4,936
Dollar General Corp.	5.450%	7/5/33	3,054	3,037
Dollar Tree Inc.	2.650%	12/1/31	6,600	5,484
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,256	5,488
Estee Lauder Cos. Inc.	2.600%	4/15/30	5,392	4,728
Estee Lauder Cos. Inc.	1.950%	3/15/31	5,192	4,267
Estee Lauder Cos. Inc.	4.650%	5/15/33	5,435	5,248
Estee Lauder Cos. Inc.	5.000%	2/14/34	3,090	3,032
Flowers Foods Inc.	2.400%	3/15/31	4,199	3,493
General Mills Inc.	2.875%	4/15/30	6,542	5,800
General Mills Inc.	4.950%	3/29/33	13,560	13,209
Haleon US Capital LLC	3.625%	3/24/32	16,580	14,844
Hershey Co.	2.450%	11/15/29	3,025	2,686
Hershey Co.	1.700%	6/1/30	2,460	2,058
Hershey Co.	4.500%	5/4/33	2,650	2,575

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hormel Foods Corp.	1.800%	6/11/30	10,107	8,489
	Ingredion Inc.	2.900%	6/1/30	4,066	3,585
	J M Smucker Co.	2.375%	3/15/30	6,505	5,628
	J M Smucker Co.	2.125%	3/15/32	5,060	4,049
	JBS USA Holding Lux Sarl	5.500%	1/15/30	10,645	10,482
	JBS USA Holding Lux Sarl	3.750%	12/1/31	7,125	6,226
	JBS USA Holding Lux Sarl	3.625%	1/15/32	5,605	4,846
	JBS USA Holding Lux Sarl	5.750%	4/1/33	17,965	17,866
[4]	JBS USA Holding Lux Sarl	6.750%	3/15/34	12,382	13,097
	Kellanova	2.100%	6/1/30	3,400	2,876
[2]	Kellanova	7.450%	4/1/31	5,197	5,813
	Kenvue Inc.	5.000%	3/22/30	8,256	8,285
	Kenvue Inc.	4.900%	3/22/33	12,500	12,359
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,506	5,865
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,296	2,742
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/31	5,090	5,079
	Keurig Dr Pepper Inc.	4.050%	4/15/32	3,709	3,443
	Keurig Dr Pepper Inc.	5.300%	3/15/34	8,230	8,189
	Kimberly-Clark Corp.	3.100%	3/26/30	5,102	4,665
	Kimberly-Clark Corp.	2.000%	11/2/31	5,030	4,175
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,257	5,843
	Kraft Heinz Foods Co.	4.250%	3/1/31	10,939	10,373
	Kroger Co.	2.200%	5/1/30	11,973	10,179
	Kroger Co.	1.700%	1/15/31	5,124	4,125
	Kroger Co.	7.500%	4/1/31	1,065	1,195
	McCormick & Co. Inc.	1.850%	2/15/31	6,026	4,892
	McCormick & Co. Inc.	4.950%	4/15/33	3,300	3,219
	Mondelez International Inc.	2.750%	4/13/30	6,468	5,733
	Mondelez International Inc.	1.500%	2/4/31	4,213	3,366
	Mondelez International Inc.	3.000%	3/17/32	6,508	5,609
	Mondelez International Inc.	1.875%	10/15/32	5,655	4,443
	PepsiCo Inc.	2.625%	7/29/29	9,388	8,492
	PepsiCo Inc.	2.750%	3/19/30	17,040	15,260
	PepsiCo Inc.	1.625%	5/1/30	17,218	14,413
	PepsiCo Inc.	1.950%	10/21/31	10,278	8,464
	PepsiCo Inc.	3.900%	7/18/32	16,674	15,567
	Philip Morris International Inc.	3.375%	8/15/29	6,186	5,718
	Philip Morris International Inc.	5.625%	11/17/29	10,511	10,734
	Philip Morris International Inc.	5.125%	2/15/30	18,545	18,479
	Philip Morris International Inc.	2.100%	5/1/30	9,163	7,768
	Philip Morris International Inc.	5.500%	9/7/30	2,664	2,700
	Philip Morris International Inc.	1.750%	11/1/30	6,297	5,132
	Philip Morris International Inc.	5.125%	2/13/31	11,070	10,928
	Philip Morris International Inc.	5.750%	11/17/32	12,260	12,522
	Philip Morris International Inc.	5.375%	2/15/33	24,195	24,032
	Philip Morris International Inc.	5.625%	9/7/33	4,639	4,681
	Philip Morris International Inc.	5.250%	2/13/34	15,402	15,111
	Pilgrim's Pride Corp.	4.250%	4/15/31	8,598	7,823
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,296	7,865
	Pilgrim's Pride Corp.	6.250%	7/1/33	8,465	8,597
	Pilgrim's Pride Corp.	6.875%	5/15/34	3,600	3,824
	Procter & Gamble Co.	3.000%	3/25/30	10,069	9,268
	Procter & Gamble Co.	1.200%	10/29/30	17,525	14,270
	Procter & Gamble Co.	1.950%	4/23/31	5,363	4,561
	Procter & Gamble Co.	2.300%	2/1/32	3,710	3,190
	Procter & Gamble Co.	4.050%	1/26/33	5,615	5,385
	Procter & Gamble Co.	4.550%	1/29/34	5,718	5,611
	Sysco Corp.	2.400%	2/15/30	7,240	6,272
	Sysco Corp.	5.950%	4/1/30	7,211	7,502
	Sysco Corp.	2.450%	12/14/31	4,170	3,444
	Sysco Corp.	6.000%	1/17/34	2,110	2,214
	Target Corp.	2.350%	2/15/30	5,555	4,871
	Target Corp.	2.650%	9/15/30	402	356
	Target Corp.	4.500%	9/15/32	11,635	11,210
	Target Corp.	4.400%	1/15/33	2,645	2,540

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tyson Foods Inc.	5.700%	3/15/34	6,500	6,471
	Unilever Capital Corp.	2.125%	9/6/29	10,598	9,311
	Unilever Capital Corp.	1.375%	9/14/30	4,523	3,684
	Unilever Capital Corp.	1.750%	8/12/31	7,700	6,252
	Unilever Capital Corp.	5.900%	11/15/32	3,627	3,853
	Unilever Capital Corp.	5.000%	12/8/33	9,825	9,827
	Walmart Inc.	3.250%	7/8/29	11,623	10,911
	Walmart Inc.	2.375%	9/24/29	10,818	9,702
	Walmart Inc.	4.000%	4/15/30	2,565	2,489
	Walmart Inc.	1.800%	9/22/31	5,533	4,557
	Walmart Inc.	4.150%	9/9/32	5,441	5,244
	Walmart Inc.	4.100%	4/15/33	19,518	18,597
					1,037,435
Energy (2.7%)
	Apache Corp.	4.250%	1/15/30	4,529	4,203
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,200	4,732
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,450	7,243
	Boardwalk Pipelines LP	3.400%	2/15/31	2,995	2,620
	Boardwalk Pipelines LP	3.600%	9/1/32	2,718	2,344
	BP Capital Markets America Inc.	4.970%	10/17/29	6,200	6,183
	BP Capital Markets America Inc.	3.633%	4/6/30	15,352	14,310
	BP Capital Markets America Inc.	1.749%	8/10/30	7,916	6,579
	BP Capital Markets America Inc.	2.721%	1/12/32	20,184	17,170
	BP Capital Markets America Inc.	4.812%	2/13/33	18,895	18,320
	BP Capital Markets America Inc.	4.893%	9/11/33	13,470	13,113
	BP Capital Markets America Inc.	4.989%	4/10/34	8,250	8,069
	BP Capital Markets plc	6.450%	Perpetual	10,780	11,086
	Burlington Resources LLC	7.200%	8/15/31	1,430	1,605
	Canadian Natural Resources Ltd.	2.950%	7/15/30	7,450	6,529
	Canadian Natural Resources Ltd.	7.200%	1/15/32	380	417
	Canadian Natural Resources Ltd.	6.450%	6/30/33	2,903	3,052
	Cenovus Energy Inc.	2.650%	1/15/32	4,520	3,739
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	9,201	8,507
[4]	Cheniere Energy Inc.	5.650%	4/15/34	12,344	12,328
	Cheniere Energy Partners LP	4.500%	10/1/29	12,496	11,902
	Cheniere Energy Partners LP	4.000%	3/1/31	16,115	14,638
	Cheniere Energy Partners LP	3.250%	1/31/32	16,325	13,921
	Cheniere Energy Partners LP	5.950%	6/30/33	12,882	13,043
[4]	Cheniere Energy Partners LP	5.750%	8/15/34	5,260	5,264
	Chevron Corp.	2.236%	5/11/30	14,133	12,237
	Chevron USA Inc.	3.250%	10/15/29	4,805	4,459
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	4,368	4,002
	ConocoPhillips	2.400%	2/15/31	4,590	3,861
	ConocoPhillips	5.900%	10/15/32	1,535	1,620
	ConocoPhillips Co.	5.050%	9/15/33	11,610	11,512
	Coterra Energy Inc.	5.600%	3/15/34	4,115	4,105
	DCP Midstream Operating LP	3.250%	2/15/32	5,824	4,980
	Devon Energy Corp.	4.500%	1/15/30	5,142	4,964
	Devon Energy Corp.	7.875%	9/30/31	3,275	3,701
	Devon Energy Corp.	7.950%	4/15/32	2,114	2,420
	Diamondback Energy Inc.	3.500%	12/1/29	9,003	8,309
	Diamondback Energy Inc.	5.150%	1/30/30	7,350	7,315
	Diamondback Energy Inc.	3.125%	3/24/31	11,062	9,731
	Diamondback Energy Inc.	6.250%	3/15/33	8,130	8,504
	Diamondback Energy Inc.	5.400%	4/18/34	10,820	10,710
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,225	3,780
	Enbridge Inc.	3.125%	11/15/29	9,493	8,574
	Enbridge Inc.	6.200%	11/15/30	6,215	6,525
	Enbridge Inc.	5.700%	3/8/33	23,700	23,891
	Enbridge Inc.	2.500%	8/1/33	8,075	6,408
	Enbridge Inc.	5.625%	4/5/34	10,555	10,539
	Enbridge Inc.	7.200%	6/27/54	3,600	3,623
	Enbridge Inc.	7.375%	3/15/55	2,500	2,506
	Energy Transfer LP	5.250%	7/1/29	3,000	2,982

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.150%	9/15/29	3,900	3,692
	Energy Transfer LP	3.750%	5/15/30	14,114	12,982
	Energy Transfer LP	6.400%	12/1/30	3,430	3,604
	Energy Transfer LP	5.750%	2/15/33	15,466	15,597
	Energy Transfer LP	6.550%	12/1/33	10,897	11,530
	Energy Transfer LP	5.550%	5/15/34	10,780	10,644
	Enterprise Products Operating LLC	3.125%	7/31/29	11,399	10,438
	Enterprise Products Operating LLC	2.800%	1/31/30	10,860	9,701
	Enterprise Products Operating LLC	5.350%	1/31/33	9,947	10,032
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	4,554	5,058
	Enterprise Products Operating LLC	4.850%	1/31/34	7,274	7,065
	EOG Resources Inc.	4.375%	4/15/30	8,040	7,847
	EQT Corp.	7.000%	2/1/30	9,171	9,730
	EQT Corp.	5.750%	2/1/34	4,460	4,415
	Exxon Mobil Corp.	2.440%	8/16/29	8,543	7,636
	Exxon Mobil Corp.	3.482%	3/19/30	16,900	15,755
	Exxon Mobil Corp.	2.610%	10/15/30	15,815	13,879
	Halliburton Co.	2.920%	3/1/30	5,668	5,069
	Helmerich & Payne Inc.	2.900%	9/29/31	4,610	3,840
	Hess Corp.	7.300%	8/15/31	5,675	6,327
	Hess Corp.	7.125%	3/15/33	6,253	7,019
	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,930
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	330	371
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	424	470
	Kinder Morgan Inc.	2.000%	2/15/31	7,210	5,907
[2]	Kinder Morgan Inc.	7.800%	8/1/31	1,410	1,594
[2]	Kinder Morgan Inc.	7.750%	1/15/32	4,125	4,661
	Kinder Morgan Inc.	4.800%	2/1/33	6,420	6,084
	Kinder Morgan Inc.	5.200%	6/1/33	19,353	18,793
	Marathon Oil Corp.	6.800%	3/15/32	4,721	5,136
	Marathon Oil Corp.	5.700%	4/1/34	5,025	5,116
	MPLX LP	2.650%	8/15/30	12,588	10,851
	MPLX LP	4.950%	9/1/32	8,475	8,106
	MPLX LP	5.000%	3/1/33	9,310	8,900
	MPLX LP	5.500%	6/1/34	4,985	4,909
	NOV Inc.	3.600%	12/1/29	3,296	3,031
	Occidental Petroleum Corp.	8.875%	7/15/30	8,626	9,944
	Occidental Petroleum Corp.	6.625%	9/1/30	13,308	13,951
	Occidental Petroleum Corp.	6.125%	1/1/31	10,149	10,393
	Occidental Petroleum Corp.	7.500%	5/1/31	7,892	8,691
	Occidental Petroleum Corp.	7.875%	9/15/31	4,193	4,694
	ONEOK Inc.	3.400%	9/1/29	7,110	6,516
	ONEOK Inc.	3.100%	3/15/30	4,710	4,212
	ONEOK Inc.	3.250%	6/1/30	5,181	4,660
	ONEOK Inc.	5.800%	11/1/30	4,425	4,526
	ONEOK Inc.	6.350%	1/15/31	1,820	1,907
	ONEOK Inc.	6.100%	11/15/32	8,340	8,623
	ONEOK Inc.	6.050%	9/1/33	13,070	13,460
	Ovintiv Inc.	7.200%	11/1/31	2,835	3,054
	Ovintiv Inc.	7.375%	11/1/31	4,860	5,281
	Ovintiv Inc.	6.250%	7/15/33	5,523	5,693
	Patterson-UTI Energy Inc.	5.150%	11/15/29	2,950	2,863
	Patterson-UTI Energy Inc.	7.150%	10/1/33	3,322	3,520
	Phillips 66	2.150%	12/15/30	8,711	7,283
	Phillips 66 Co.	3.150%	12/15/29	6,905	6,254
	Phillips 66 Co.	5.250%	6/15/31	2,930	2,919
	Phillips 66 Co.	5.300%	6/30/33	7,955	7,873
	Pioneer Natural Resources Co.	1.900%	8/15/30	11,852	9,928
	Pioneer Natural Resources Co.	2.150%	1/15/31	9,373	7,872
	Plains All American Pipeline LP	3.550%	12/15/29	8,216	7,504
	Plains All American Pipeline LP	3.800%	9/15/30	6,176	5,644
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	21,678	20,795
	Schlumberger Investment SA	2.650%	6/26/30	16,238	14,303
	Schlumberger Investment SA	4.850%	5/15/33	2,405	2,356
	Schlumberger Investment SA	5.000%	6/1/34	4,100	4,034

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell International Finance BV	2.375%	11/7/29	14,321	12,633
	Shell International Finance BV	2.750%	4/6/30	13,358	11,915
	Suncor Energy Inc.	7.150%	2/1/32	4,130	4,517
	Targa Resources Corp.	4.200%	2/1/33	7,235	6,512
	Targa Resources Corp.	6.125%	3/15/33	9,850	10,133
	Targa Resources Corp.	6.500%	3/30/34	8,305	8,791
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,957
	Targa Resources Partners LP	4.875%	2/1/31	8,450	8,058
	Targa Resources Partners LP	4.000%	1/15/32	8,345	7,496
	Tosco Corp.	8.125%	2/15/30	3,429	3,966
	TotalEnergies Capital International SA	2.829%	1/10/30	6,797	6,095
	TotalEnergies Capital SA	5.150%	4/5/34	10,400	10,411
	TransCanada PipeLines Ltd.	4.100%	4/15/30	10,226	9,647
	TransCanada PipeLines Ltd.	2.500%	10/12/31	8,416	7,052
	TransCanada PipeLines Ltd.	4.625%	3/1/34	10,480	9,831
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,502	3,513
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	5,728	5,162
	Valero Energy Corp.	2.800%	12/1/31	8,593	7,289
	Valero Energy Corp.	7.500%	4/15/32	3,200	3,612
	Western Midstream Operating LP	4.050%	2/1/30	10,621	9,882
	Western Midstream Operating LP	6.150%	4/1/33	6,391	6,530
	Williams Cos. Inc.	3.500%	11/15/30	10,014	9,070
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,401	1,543
	Williams Cos. Inc.	2.600%	3/15/31	12,357	10,449
	Williams Cos. Inc.	8.750%	3/15/32	3,199	3,820
	Williams Cos. Inc.	4.650%	8/15/32	7,124	6,773
	Williams Cos. Inc.	5.650%	3/15/33	4,940	4,989
	Williams Cos. Inc.	5.150%	3/15/34	11,670	11,387
					1,067,680
Financials (12.2%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	7,840	8,107
	AerCap Ireland Capital DAC	3.300%	1/30/32	39,511	33,953
	AerCap Ireland Capital DAC	3.400%	10/29/33	13,523	11,352
	AerCap Ireland Capital DAC	5.300%	1/19/34	205	201
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,997	7,136
	Aflac Inc.	3.600%	4/1/30	10,542	9,796
	Air Lease Corp.	3.250%	10/1/29	4,130	3,738
[2]	Air Lease Corp.	3.000%	2/1/30	5,378	4,762
	Air Lease Corp.	3.125%	12/1/30	4,123	3,604
[2]	Air Lease Corp.	5.200%	7/15/31	5,000	4,885
[2]	Air Lease Corp.	2.875%	1/15/32	4,848	4,057
	Alleghany Corp.	3.625%	5/15/30	4,660	4,335
	Allstate Corp.	1.450%	12/15/30	5,057	4,038
	Allstate Corp.	5.250%	3/30/33	7,096	7,068
	Allstate Corp.	5.350%	6/1/33	1,873	1,879
[2]	Ally Financial Inc.	8.000%	11/1/31	19,787	21,857
	American Express Co.	6.489%	10/30/31	9,430	10,049
	American Express Co.	4.989%	5/26/33	7,498	7,238
	American Express Co.	4.420%	8/3/33	10,404	9,818
	American Express Co.	5.043%	5/1/34	11,370	11,119
	American Express Co.	5.625%	7/28/34	3,839	3,847
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,041
	American International Group Inc.	3.400%	6/30/30	4,198	3,820
	American International Group Inc.	5.125%	3/27/33	6,201	6,112
	Ameriprise Financial Inc.	4.500%	5/13/32	4,410	4,245
	Ameriprise Financial Inc.	5.150%	5/15/33	6,323	6,330
	Aon Corp.	2.800%	5/15/30	13,433	11,780
	Aon Corp.	2.600%	12/2/31	6,457	5,380
	Aon Corp.	5.000%	9/12/32	5,525	5,379
	Aon Corp.	5.350%	2/28/33	4,087	4,060
	Aon North America Inc.	5.300%	3/1/31	4,840	4,824
	Aon North America Inc.	5.450%	3/1/34	15,388	15,319
	Apollo Global Management Inc.	6.375%	11/15/33	4,190	4,427
	Arch Capital Group Ltd.	7.350%	5/1/34	25	28

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	5.950%	7/15/29	7,000	6,878
	Ares Capital Corp.	3.200%	11/15/31	7,325	6,039
[4]	Ares Strategic Income Fund	6.350%	8/15/29	5,200	5,157
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,646	2,975
	Arthur J Gallagher & Co.	5.500%	3/2/33	4,665	4,678
	Arthur J Gallagher & Co.	6.500%	2/15/34	1,787	1,891
	Assurant Inc.	3.700%	2/22/30	3,070	2,776
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	3,729
	Athene Holding Ltd.	6.150%	4/3/30	3,855	3,985
	Athene Holding Ltd.	3.500%	1/15/31	7,534	6,670
	Athene Holding Ltd.	5.875%	1/15/34	11,225	11,106
	AXA SA	8.600%	12/15/30	5,902	6,942
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,660	1,551
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,512	3,220
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	6,270	6,835
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	5,460	5,445
	Banco Santander SA	3.490%	5/28/30	8,891	7,964
	Banco Santander SA	2.749%	12/3/30	8,979	7,474
	Banco Santander SA	2.958%	3/25/31	8,685	7,417
	Banco Santander SA	3.225%	11/22/32	8,590	7,170
	Banco Santander SA	6.921%	8/8/33	18,191	19,014
	Banco Santander SA	6.938%	11/7/33	10,775	11,767
	Banco Santander SA	6.350%	3/14/34	10,885	10,915
[2]	Bank of America Corp.	3.974%	2/7/30	1,861	1,762
[2]	Bank of America Corp.	3.194%	7/23/30	12,053	10,939
[2]	Bank of America Corp.	2.884%	10/22/30	10,348	9,212
[2]	Bank of America Corp.	2.496%	2/13/31	34,515	29,824
[2]	Bank of America Corp.	2.592%	4/29/31	23,133	19,994
[2]	Bank of America Corp.	1.898%	7/23/31	19,145	15,759
[2]	Bank of America Corp.	1.922%	10/24/31	22,626	18,491
[2]	Bank of America Corp.	2.651%	3/11/32	16,454	13,928
	Bank of America Corp.	2.687%	4/22/32	42,848	36,233
	Bank of America Corp.	2.299%	7/21/32	43,563	35,676
	Bank of America Corp.	2.572%	10/20/32	20,158	16,720
[2]	Bank of America Corp.	2.972%	2/4/33	44,354	37,548
	Bank of America Corp.	4.571%	4/27/33	28,642	27,015
[2]	Bank of America Corp.	5.015%	7/22/33	33,206	32,441
	Bank of America Corp.	5.288%	4/25/34	45,732	45,254
	Bank of America Corp.	5.872%	9/15/34	32,801	33,735
	Bank of America Corp.	5.468%	1/23/35	35,235	35,190
	Bank of America Corp.	2.482%	9/21/36	18,513	14,782
	Bank of America Corp.	3.846%	3/8/37	20,262	17,816
	Bank of Montreal	5.511%	6/4/31	6,200	6,266
	Bank of Montreal	3.088%	1/10/37	9,599	7,843
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	280
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	970	856
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	13,168	12,040
	Bank of New York Mellon Corp.	4.596%	7/26/30	320	313
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	2,880	2,327
	Bank of New York Mellon Corp.	2.500%	1/26/32	5,219	4,367
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,165	9,492
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	24,135	25,016
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,171	5,904
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	4,945	4,818
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,635	7,155
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	8,200	8,095
[2]	Bank of Nova Scotia	5.450%	8/1/29	3,090	3,120
	Bank of Nova Scotia	4.850%	2/1/30	10,775	10,593
	Bank of Nova Scotia	2.150%	8/1/31	5,215	4,274
	Bank of Nova Scotia	2.450%	2/2/32	6,005	4,953
	Bank of Nova Scotia	5.650%	2/1/34	6,952	7,063
	Bank of Nova Scotia	4.588%	5/4/37	9,474	8,539
	BankUnited Inc.	5.125%	6/11/30	2,620	2,358
[2]	Barclays plc	5.088%	6/20/30	3,753	3,590
	Barclays plc	2.645%	6/24/31	8,548	7,256

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	2.667%	3/10/32	4,442	3,688
	Barclays plc	2.894%	11/24/32	11,230	9,293
	Barclays plc	5.746%	8/9/33	5,135	5,124
	Barclays plc	7.437%	11/2/33	20,273	22,299
	Barclays plc	6.224%	5/9/34	15,160	15,538
	Barclays plc	7.119%	6/27/34	12,420	13,202
	Barclays plc	6.692%	9/13/34	12,860	13,630
	Barclays plc	3.564%	9/23/35	12,301	10,570
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	7,158	6,116
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,022	4,127
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	7,652	6,696
	BlackRock Funding Inc.	5.000%	3/14/34	8,260	8,198
	BlackRock Inc.	2.400%	4/30/30	9,575	8,358
	BlackRock Inc.	1.900%	1/28/31	8,361	6,932
	BlackRock Inc.	2.100%	2/25/32	7,042	5,736
	BlackRock Inc.	4.750%	5/25/33	15,200	14,896
[4]	Blackstone Private Credit Fund	5.950%	7/16/29	3,370	3,301
[4]	Blackstone Private Credit Fund	6.250%	1/25/31	5,160	5,119
[4]	Blue Owl Credit Income Corp.	6.600%	9/15/29	4,163	4,106
	Blue Owl Credit Income Corp.	6.650%	3/15/31	6,345	6,206
[4]	Blue Owl Finance LLC	6.250%	4/18/34	8,200	8,228
	Brighthouse Financial Inc.	5.625%	5/15/30	3,080	3,079
	Brookfield Capital Finance LLC	6.087%	6/14/33	9,339	9,603
	Brookfield Finance I UK plc	2.340%	1/30/32	265	213
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	7,969
	Brookfield Finance Inc.	2.724%	4/15/31	4,254	3,601
	Brookfield Finance Inc.	6.350%	1/5/34	4,444	4,660
	Brown & Brown Inc.	2.375%	3/15/31	6,349	5,246
	Brown & Brown Inc.	4.200%	3/17/32	4,975	4,543
	Brown & Brown Inc.	5.650%	6/11/34	4,600	4,572
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	9,677	8,562
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	8,255	8,549
	Capital One Financial Corp.	5.247%	7/26/30	669	656
[2]	Capital One Financial Corp.	7.624%	10/30/31	6,345	6,979
	Capital One Financial Corp.	2.359%	7/29/32	8,775	6,865
	Capital One Financial Corp.	2.618%	11/2/32	4,475	3,639
	Capital One Financial Corp.	5.268%	5/10/33	7,778	7,511
	Capital One Financial Corp.	5.817%	2/1/34	21,477	21,256
	Capital One Financial Corp.	6.377%	6/8/34	20,806	21,364
	Capital One Financial Corp.	6.051%	2/1/35	3,915	3,938
	Cboe Global Markets Inc.	1.625%	12/15/30	4,280	3,497
	Charles Schwab Corp.	2.750%	10/1/29	5,911	5,310
	Charles Schwab Corp.	4.625%	3/22/30	3,450	3,392
	Charles Schwab Corp.	2.300%	5/13/31	15,699	13,181
	Charles Schwab Corp.	2.900%	3/3/32	10,802	9,236
	Charles Schwab Corp.	5.853%	5/19/34	9,372	9,551
	Charles Schwab Corp.	6.136%	8/24/34	11,635	12,117
	Chubb INA Holdings LLC	1.375%	9/15/30	13,883	11,318
	Chubb INA Holdings LLC	5.000%	3/15/34	8,310	8,233
	CI Financial Corp.	3.200%	12/17/30	8,528	6,725
[2]	Citibank NA	5.570%	4/30/34	16,575	16,850
[2]	Citigroup Inc.	2.976%	11/5/30	17,827	15,878
[2]	Citigroup Inc.	2.666%	1/29/31	23,730	20,643
[2]	Citigroup Inc.	4.412%	3/31/31	51,842	49,409
[2]	Citigroup Inc.	2.572%	6/3/31	29,172	25,028
	Citigroup Inc.	2.561%	5/1/32	3,715	3,096
	Citigroup Inc.	6.625%	6/15/32	5,665	6,044
	Citigroup Inc.	2.520%	11/3/32	11,067	9,103
	Citigroup Inc.	3.057%	1/25/33	18,042	15,300
	Citigroup Inc.	3.785%	3/17/33	38,726	34,519
	Citigroup Inc.	4.910%	5/24/33	24,855	23,896
	Citigroup Inc.	6.000%	10/31/33	395	406
	Citigroup Inc.	6.270%	11/17/33	20,950	21,962
	Citigroup Inc.	6.174%	5/25/34	36,051	36,669
	Citigroup Inc.	5.827%	2/13/35	10,854	10,759

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	5.449%	6/11/35	10,000	9,924
	Citizens Financial Group Inc.	2.500%	2/6/30	4,319	3,660
	Citizens Financial Group Inc.	3.250%	4/30/30	6,674	5,874
	Citizens Financial Group Inc.	2.638%	9/30/32	2,507	1,922
	Citizens Financial Group Inc.	6.645%	4/25/35	6,128	6,339
	Citizens Financial Group Inc.	5.641%	5/21/37	2,275	2,111
	CME Group Inc.	2.650%	3/15/32	5,340	4,578
	CNA Financial Corp.	2.050%	8/15/30	2,775	2,312
	CNA Financial Corp.	5.500%	6/15/33	2,078	2,073
	CNA Financial Corp.	5.125%	2/15/34	6,558	6,352
	CNO Financial Group Inc.	6.450%	6/15/34	5,700	5,697
	Comerica Bank	5.332%	8/25/33	4,000	3,599
	Corebridge Financial Inc.	3.900%	4/5/32	16,230	14,536
[4]	Corebridge Financial Inc.	6.050%	9/15/33	4,140	4,238
	Corebridge Financial Inc.	5.750%	1/15/34	6,200	6,240
	Credit Suisse USA LLC	7.125%	7/15/32	6,880	7,560
	Deutsche Bank AG	5.882%	7/8/31	2,953	2,893
[2]	Deutsche Bank AG	3.547%	9/18/31	18,106	15,922
	Deutsche Bank AG	3.729%	1/14/32	10,124	8,554
	Deutsche Bank AG	3.035%	5/28/32	997	837
	Deutsche Bank AG	3.742%	1/7/33	12,457	10,259
	Deutsche Bank AG	7.079%	2/10/34	12,385	12,607
[2]	Discover Bank	2.700%	2/6/30	6,464	5,550
	Discover Financial Services	6.700%	11/29/32	7,175	7,479
	Discover Financial Services	7.964%	11/2/34	6,814	7,663
	Enstar Group Ltd.	4.950%	6/1/29	8,894	8,544
	Enstar Group Ltd.	3.100%	9/1/31	2,268	1,873
	Equitable Holdings Inc.	5.594%	1/11/33	4,220	4,275
[1]	Essent Group Ltd.	6.250%	7/1/29	1,425	1,423
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,980	5,700
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,410	3,836
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	6,355	6,279
[4]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	4,945	5,022
	Fidelity National Financial Inc.	4.500%	8/15/28	629	610
	Fidelity National Financial Inc.	3.400%	6/15/30	7,188	6,379
	Fifth Third Bancorp	4.772%	7/28/30	5,218	5,019
	Fifth Third Bancorp	5.631%	1/29/32	8,747	8,667
	Fifth Third Bancorp	4.337%	4/25/33	6,016	5,486
	First American Financial Corp.	4.000%	5/15/30	4,377	3,938
	First American Financial Corp.	2.400%	8/15/31	5,202	4,150
[2]	First Horizon Bank	5.750%	5/1/30	5,055	4,817
	Franklin Resources Inc.	1.600%	10/30/30	6,127	4,955
	FS KKR Capital Corp.	6.875%	8/15/29	2,500	2,478
	GATX Corp.	4.000%	6/30/30	5,336	4,967
	GATX Corp.	3.500%	6/1/32	125	109
	GATX Corp.	4.900%	3/15/33	3,350	3,205
	GATX Corp.	5.450%	9/15/33	6,000	5,918
	GATX Corp.	6.050%	3/15/34	4,500	4,601
	GATX Corp.	6.900%	5/1/34	1,500	1,633
	Globe Life Inc.	2.150%	8/15/30	4,368	3,500
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,111	3,602
	Goldman Sachs Group Inc.	3.800%	3/15/30	20,915	19,553
	Goldman Sachs Group Inc.	1.992%	1/27/32	20,600	16,735
	Goldman Sachs Group Inc.	2.615%	4/22/32	41,205	34,637
	Goldman Sachs Group Inc.	2.383%	7/21/32	34,057	27,988
	Goldman Sachs Group Inc.	2.650%	10/21/32	31,135	25,893
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,747	7,146
	Goldman Sachs Group Inc.	3.102%	2/24/33	30,350	25,960
	Goldman Sachs Group Inc.	6.561%	10/24/34	6,269	6,742
	Goldman Sachs Group Inc.	5.851%	4/25/35	20,339	20,838
	Golub Capital BDC Inc.	6.000%	7/15/29	4,295	4,216
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,223	2,713
	Hartford Financial Services Group Inc.	2.800%	8/19/29	5,010	4,453
[4]	HPS Corporate Lending Fund	6.250%	9/30/29	3,000	2,964
	HSBC Holdings plc	4.950%	3/31/30	24,547	24,123

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	HSBC Holdings plc	3.973%	5/22/30	40	37
[2]	HSBC Holdings plc	2.848%	6/4/31	14,828	12,806
[2]	HSBC Holdings plc	2.357%	8/18/31	15,001	12,529
	HSBC Holdings plc	2.804%	5/24/32	16,759	14,034
	HSBC Holdings plc	2.871%	11/22/32	24,158	20,099
	HSBC Holdings plc	4.762%	3/29/33	15,203	14,045
	HSBC Holdings plc	5.402%	8/11/33	25,487	25,169
	HSBC Holdings plc	8.113%	11/3/33	14,050	15,882
	HSBC Holdings plc	6.254%	3/9/34	15,244	15,873
	HSBC Holdings plc	6.547%	6/20/34	21,478	22,174
	HSBC Holdings plc	7.399%	11/13/34	16,227	17,603
	HSBC Holdings plc	5.719%	3/4/35	12,165	12,231
	Huntington Bancshares Inc.	2.550%	2/4/30	9,035	7,728
	Huntington Bancshares Inc.	5.023%	5/17/33	3,917	3,704
	Huntington Bancshares Inc.	5.709%	2/2/35	5,000	4,923
	Huntington Bancshares Inc.	2.487%	8/15/36	5,909	4,495
	Huntington National Bank	5.650%	1/10/30	5,660	5,658
	ING Groep NV	2.727%	4/1/32	2,292	1,934
	ING Groep NV	4.252%	3/28/33	10,737	9,914
	ING Groep NV	6.114%	9/11/34	8,841	9,111
	ING Groep NV	5.550%	3/19/35	13,000	12,845
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	2.100%	6/15/30	10,658	9,046
	Intercontinental Exchange Inc.	1.850%	9/15/32	15,555	12,062
	Intercontinental Exchange Inc.	4.600%	3/15/33	10,007	9,554
	Jackson Financial Inc.	3.125%	11/23/31	4,208	3,527
	Jefferies Financial Group Inc.	4.150%	1/23/30	8,318	7,731
	Jefferies Financial Group Inc.	2.625%	10/15/31	15,144	12,240
	Jefferies Financial Group Inc.	2.750%	10/15/32	210	168
	Jefferies Financial Group Inc.	6.200%	4/14/34	12,180	12,343
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	20,632	18,253
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	27,564	26,577
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	23,339	20,172
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	25,677	22,503
	JPMorgan Chase & Co.	1.764%	11/19/31	10,877	8,832
	JPMorgan Chase & Co.	1.953%	2/4/32	28,282	23,023
	JPMorgan Chase & Co.	2.580%	4/22/32	46,682	39,415
	JPMorgan Chase & Co.	2.545%	11/8/32	25,026	20,866
	JPMorgan Chase & Co.	2.963%	1/25/33	31,167	26,569
	JPMorgan Chase & Co.	4.586%	4/26/33	17,130	16,298
	JPMorgan Chase & Co.	4.912%	7/25/33	37,839	36,758
	JPMorgan Chase & Co.	5.717%	9/14/33	31,726	32,353
	JPMorgan Chase & Co.	5.350%	6/1/34	35,412	35,257
	JPMorgan Chase & Co.	6.254%	10/23/34	24,391	25,868
	JPMorgan Chase & Co.	5.336%	1/23/35	26,530	26,392
	JPMorgan Chase & Co.	5.766%	4/22/35	19,915	20,444
	Kemper Corp.	2.400%	9/30/30	4,015	3,284
	Kemper Corp.	3.800%	2/23/32	3,130	2,680
[2]	KeyBank NA	4.900%	8/8/32	7,005	6,241
	KeyBank NA	5.000%	1/26/33	9,920	9,144
[2]	KeyCorp	2.550%	10/1/29	5,909	5,013
[2]	KeyCorp	4.789%	6/1/33	9,373	8,542
	KeyCorp	6.401%	3/6/35	2,427	2,462
	Lazard Group LLC	6.000%	3/15/31	3,375	3,411
	Lincoln National Corp.	3.050%	1/15/30	5,108	4,538
	Lincoln National Corp.	3.400%	1/15/31	4,152	3,655
	Lincoln National Corp.	3.400%	3/1/32	1,694	1,464
	Lloyds Banking Group plc	4.650%	3/24/26	103	101
	Lloyds Banking Group plc	4.976%	8/11/33	9,311	8,894
	Lloyds Banking Group plc	7.953%	11/15/33	8,110	9,108
	Lloyds Banking Group plc	5.679%	1/5/35	16,136	16,065
	Loews Corp.	3.200%	5/15/30	3,876	3,514
	LPL Holdings Inc.	6.000%	5/20/34	4,141	4,131
	M&T Bank Corp.	6.082%	3/13/32	4,950	4,934
	M&T Bank Corp.	5.053%	1/27/34	9,886	9,147

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manulife Financial Corp.	3.703%	3/16/32	6,190	5,639
	Markel Group Inc.	3.350%	9/17/29	2,650	2,430
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	7,343	6,257
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	5,103	4,239
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,260	5,487
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	5,619	5,722
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	4,302	4,294
	Mastercard Inc.	3.350%	3/26/30	12,585	11,644
	Mastercard Inc.	1.900%	3/15/31	3,180	2,653
	Mastercard Inc.	2.000%	11/18/31	7,163	5,886
	Mastercard Inc.	4.850%	3/9/33	7,090	7,055
	Mastercard Inc.	4.875%	5/9/34	5,110	5,052
	MetLife Inc.	4.550%	3/23/30	8,300	8,151
	MetLife Inc.	6.500%	12/15/32	5,511	5,996
	MetLife Inc.	5.375%	7/15/33	8,200	8,272
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	16,851	15,359
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	9,300	8,101
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	8,130	6,787
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	720	726
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	29,788	24,491
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	5,330	4,503
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,665	18,388
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	10,539	10,603
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	9,760	9,803
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	13,465	13,409
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	7,195	6,480
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,321	5,585
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,500	2,992
	Mizuho Financial Group Inc.	5.739%	5/27/31	4,162	4,217
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	12,493	10,407
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	9,212	7,536
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,418	5,217
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,248	1,013
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,104
	Mizuho Financial Group Inc.	5.754%	5/27/34	8,520	8,638
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,680	15,898
	Mizuho Financial Group Inc.	5.579%	5/26/35	4,000	3,980
[2]	Morgan Stanley	2.699%	1/22/31	30,680	26,894
[2]	Morgan Stanley	3.622%	4/1/31	29,209	26,787
[2]	Morgan Stanley	1.794%	2/13/32	18,303	14,711
[2]	Morgan Stanley	1.928%	4/28/32	12,675	10,186
[2]	Morgan Stanley	2.239%	7/21/32	34,228	28,000
[2]	Morgan Stanley	2.511%	10/20/32	23,832	19,716
	Morgan Stanley	2.943%	1/21/33	16,701	14,198
	Morgan Stanley	4.889%	7/20/33	17,422	16,797
	Morgan Stanley	6.342%	10/18/33	32,620	34,632
[2]	Morgan Stanley	5.250%	4/21/34	26,223	25,824
[2]	Morgan Stanley	5.424%	7/21/34	34,080	33,899
	Morgan Stanley	6.627%	11/1/34	15,276	16,499
	Morgan Stanley	5.466%	1/18/35	19,332	19,287
	Morgan Stanley	5.831%	4/19/35	16,385	16,815
	Morgan Stanley	2.484%	9/16/36	23,293	18,434
	Morgan Stanley	5.297%	4/20/37	18,890	18,092
	Morgan Stanley	5.948%	1/19/38	19,314	19,204
	Morgan Stanley	5.942%	2/7/39	10,660	10,559
	Nasdaq Inc.	1.650%	1/15/31	4,192	3,361
	Nasdaq Inc.	5.550%	2/15/34	11,291	11,312
[2]	NatWest Group plc	4.445%	5/8/30	2,641	2,525
	NatWest Group plc	6.016%	3/2/34	14,474	14,816
	NatWest Group plc	5.778%	3/1/35	7,100	7,129
[2]	NatWest Group plc	3.032%	11/28/35	3,838	3,215
	NMI Holdings Inc.	6.000%	8/15/29	1,560	1,547
	Nomura Holdings Inc.	5.605%	7/6/29	5,490	5,515
	Nomura Holdings Inc.	3.103%	1/16/30	18,405	16,254
	Nomura Holdings Inc.	2.679%	7/16/30	4,550	3,866

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	2.608%	7/14/31	3,953	3,252
	Nomura Holdings Inc.	2.999%	1/22/32	6,570	5,486
	Nomura Holdings Inc.	6.181%	1/18/33	4,515	4,691
	Northern Trust Corp.	1.950%	5/1/30	5,484	4,658
	Northern Trust Corp.	6.125%	11/2/32	10,591	11,108
	Old Republic International Corp.	5.750%	3/28/34	3,275	3,255
	ORIX Corp.	2.250%	3/9/31	4,550	3,802
	ORIX Corp.	4.000%	4/13/32	4,263	3,936
	ORIX Corp.	5.200%	9/13/32	4,144	4,153
	PartnerRe Finance B LLC	3.700%	7/2/29	4,115	3,842
	PartnerRe Finance B LLC	4.500%	10/1/50	3,955	3,591
[2]	PNC Bank NA	2.700%	10/22/29	8,970	7,819
	PNC Financial Services Group Inc.	3.450%	4/23/29	546	506
	PNC Financial Services Group Inc.	2.550%	1/22/30	12,631	11,073
	PNC Financial Services Group Inc.	4.626%	6/6/33	3,230	2,993
	PNC Financial Services Group Inc.	6.037%	10/28/33	18,967	19,551
	PNC Financial Services Group Inc.	5.068%	1/24/34	14,810	14,307
	PNC Financial Services Group Inc.	5.939%	8/18/34	7,440	7,623
	PNC Financial Services Group Inc.	6.875%	10/20/34	15,333	16,706
	PNC Financial Services Group Inc.	5.676%	1/22/35	17,950	18,042
	Primerica Inc.	2.800%	11/19/31	5,150	4,308
	Principal Financial Group Inc.	2.125%	6/15/30	4,621	3,863
	Principal Financial Group Inc.	5.375%	3/15/33	3,320	3,315
[2]	Private Export Funding Corp.	4.600%	2/15/34	3,500	3,424
	Progressive Corp.	3.200%	3/26/30	11,473	10,456
	Progressive Corp.	3.000%	3/15/32	2,045	1,775
	Progressive Corp.	4.950%	6/15/33	5,145	5,093
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,980	2,550
[2]	Prudential Financial Inc.	5.750%	7/15/33	4,028	4,201
[2]	Prudential Financial Inc.	3.700%	10/1/50	9,524	8,284
	Prudential Financial Inc.	5.125%	3/1/52	8,036	7,458
	Prudential Financial Inc.	6.000%	9/1/52	9,211	9,083
	Prudential Financial Inc.	6.750%	3/1/53	2,691	2,758
	Prudential Financial Inc.	6.500%	3/15/54	8,425	8,519
	Prudential Funding Asia plc	3.125%	4/14/30	6,780	6,077
	Prudential Funding Asia plc	3.625%	3/24/32	2,900	2,590
	Raymond James Financial Inc.	4.650%	4/1/30	9,190	8,975
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,536
	Reinsurance Group of America Inc.	6.000%	9/15/33	3,064	3,120
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	6,381	6,387
[2]	Royal Bank of Canada	2.300%	11/3/31	20,594	17,049
	Royal Bank of Canada	3.875%	5/4/32	1,778	1,628
[2]	Royal Bank of Canada	5.000%	2/1/33	20,395	20,101
[2]	Royal Bank of Canada	5.150%	2/1/34	8,225	8,168
	Santander Holdings USA Inc.	7.660%	11/9/31	4,490	4,863
	Santander Holdings USA Inc.	6.342%	5/31/35	3,125	3,119
	Santander UK Group Holdings plc	2.896%	3/15/32	8,365	7,036
[2]	State Street Corp.	4.141%	12/3/29	6,076	5,845
	State Street Corp.	2.400%	1/24/30	15,976	14,064
	State Street Corp.	2.200%	3/3/31	9,370	7,853
	State Street Corp.	3.152%	3/30/31	2,225	2,011
	State Street Corp.	2.623%	2/7/33	100	84
	State Street Corp.	4.164%	8/4/33	8,306	7,694
	State Street Corp.	4.821%	1/26/34	6,035	5,823
	State Street Corp.	5.159%	5/18/34	5,785	5,720
[2]	State Street Corp.	3.031%	11/1/34	7,357	6,524
	State Street Corp.	6.123%	11/21/34	4,165	4,324
	Stewart Information Services Corp.	3.600%	11/15/31	3,850	3,184
	Stifel Financial Corp.	4.000%	5/15/30	4,248	3,910
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	23,909	21,556
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	4,131	3,745
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	10,240	9,066
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	1,824	1,860
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	17,756	15,577
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,642	10,568

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	8,270	6,879
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,813	7,169
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	14,194	14,586
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	8,875	9,130
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	7,605	7,886
	Synchrony Financial	2.875%	10/28/31	1,464	1,175
[2]	Toronto-Dominion Bank	2.000%	9/10/31	10,384	8,453
[2]	Toronto-Dominion Bank	2.450%	1/12/32	6,315	5,198
[2]	Toronto-Dominion Bank	3.200%	3/10/32	12,343	10,682
	Toronto-Dominion Bank	4.456%	6/8/32	16,478	15,528
	TPG Operating Group II LP	5.875%	3/5/34	5,000	5,023
	Travelers Property Casualty Corp.	6.375%	3/15/33	2,194	2,404
[2]	Truist Bank	2.250%	3/11/30	12,562	10,475
[2]	Truist Financial Corp.	1.950%	6/5/30	10,300	8,523
[2]	Truist Financial Corp.	4.916%	7/28/33	6,840	6,339
[2]	Truist Financial Corp.	6.123%	10/28/33	7,110	7,269
[2]	Truist Financial Corp.	5.122%	1/26/34	8,200	7,849
[2]	Truist Financial Corp.	5.867%	6/8/34	13,580	13,695
[2]	Truist Financial Corp.	5.711%	1/24/35	14,590	14,529
[2]	US Bancorp	3.000%	7/30/29	9,048	8,096
[2]	US Bancorp	1.375%	7/22/30	10,005	8,061
[2]	US Bancorp	2.677%	1/27/33	5,960	4,927
[2]	US Bancorp	4.967%	7/22/33	10,789	10,225
	US Bancorp	5.850%	10/21/33	15,760	16,010
	US Bancorp	4.839%	2/1/34	20,772	19,683
	US Bancorp	5.836%	6/12/34	8,370	8,487
	US Bancorp	5.678%	1/23/35	16,997	17,077
	US Bancorp	2.491%	11/3/36	12,207	9,618
	Visa Inc.	2.050%	4/15/30	12,491	10,731
	Visa Inc.	1.100%	2/15/31	10,169	8,100
	Webster Financial Corp.	4.100%	3/25/29	1,575	1,461
[2]	Wells Fargo & Co.	2.879%	10/30/30	34,580	30,658
[2]	Wells Fargo & Co.	2.572%	2/11/31	26,851	23,230
[2]	Wells Fargo & Co.	4.478%	4/4/31	28,663	27,458
[2]	Wells Fargo & Co.	3.350%	3/2/33	33,383	28,980
[2]	Wells Fargo & Co.	4.897%	7/25/33	25,779	24,816
	Wells Fargo & Co.	5.389%	4/24/34	42,553	42,089
[2]	Wells Fargo & Co.	5.557%	7/25/34	37,725	37,720
	Wells Fargo & Co.	6.491%	10/23/34	20,860	22,251
	Wells Fargo & Co.	5.499%	1/23/35	16,871	16,830
	Western Union Co.	2.750%	3/15/31	3,000	2,494
	Westpac Banking Corp.	1.953%	11/20/28	145	128
	Westpac Banking Corp.	2.650%	1/16/30	3,600	3,206
	Westpac Banking Corp.	2.150%	6/3/31	10,308	8,623
	Westpac Banking Corp.	5.405%	8/10/33	2,940	2,872
	Westpac Banking Corp.	6.820%	11/17/33	4,180	4,491
	Westpac Banking Corp.	4.110%	7/24/34	14,874	13,747
	Westpac Banking Corp.	2.668%	11/15/35	15,375	12,699
	Westpac Banking Corp.	3.020%	11/18/36	11,850	9,730
	Willis North America Inc.	2.950%	9/15/29	5,792	5,189
	Willis North America Inc.	5.350%	5/15/33	6,450	6,322
	Zions Bancorp NA	3.250%	10/29/29	4,352	3,634
					4,774,469
Health Care (3.7%)
	Abbott Laboratories	1.400%	6/30/30	5,445	4,525
	AbbVie Inc.	3.200%	11/21/29	45,643	41,893
	AbbVie Inc.	4.950%	3/15/31	21,710	21,653
	AbbVie Inc.	5.050%	3/15/34	24,890	24,813
	Adventist Health System	5.430%	3/1/32	3,025	3,009
	Adventist Health System	5.757%	12/1/34	2,500	2,496
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,685	2,311
	Agilent Technologies Inc.	2.750%	9/15/29	4,206	3,753
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,646
	Agilent Technologies Inc.	2.300%	3/12/31	6,915	5,759

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	4.050%	8/18/29	6,760	6,466
	Amgen Inc.	2.450%	2/21/30	16,030	13,981
	Amgen Inc.	5.250%	3/2/30	27,287	27,488
	Amgen Inc.	2.300%	2/25/31	10,405	8,745
	Amgen Inc.	2.000%	1/15/32	7,850	6,321
	Amgen Inc.	3.350%	2/22/32	11,884	10,544
	Amgen Inc.	4.200%	3/1/33	6,417	5,944
	Amgen Inc.	5.250%	3/2/33	35,290	35,186
[2]	Ascension Health	2.532%	11/15/29	6,190	5,488
	AstraZeneca Finance LLC	4.900%	3/3/30	5,149	5,169
	AstraZeneca Finance LLC	4.900%	2/26/31	9,000	8,970
	AstraZeneca Finance LLC	2.250%	5/28/31	3,971	3,351
	AstraZeneca Finance LLC	4.875%	3/3/33	5,349	5,292
	AstraZeneca Finance LLC	5.000%	2/26/34	15,265	15,177
	AstraZeneca plc	1.375%	8/6/30	12,897	10,538
	Banner Health	2.338%	1/1/30	2,925	2,538
	Banner Health	1.897%	1/1/31	2,480	2,053
	Baxter International Inc.	3.950%	4/1/30	6,149	5,737
	Baxter International Inc.	1.730%	4/1/31	7,080	5,616
	Baxter International Inc.	2.539%	2/1/32	14,273	11,708
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	1,132	934
	Becton Dickinson & Co.	2.823%	5/20/30	7,009	6,194
	Becton Dickinson & Co.	1.957%	2/11/31	1,942	1,591
	Becton Dickinson & Co.	4.298%	8/22/32	7,674	7,193
	Becton Dickinson & Co.	5.110%	2/8/34	5,000	4,919
	Biogen Inc.	2.250%	5/1/30	8,586	7,306
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,675	5,905
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,512
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,539	4,183
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,475	1,220
	Boston Scientific Corp.	2.650%	6/1/30	9,794	8,603
	Bristol-Myers Squibb Co.	3.400%	7/26/29	18,783	17,501
	Bristol-Myers Squibb Co.	1.450%	11/13/30	11,216	9,095
	Bristol-Myers Squibb Co.	5.750%	2/1/31	5,445	5,651
	Bristol-Myers Squibb Co.	5.100%	2/22/31	12,475	12,518
	Bristol-Myers Squibb Co.	2.950%	3/15/32	14,714	12,711
	Bristol-Myers Squibb Co.	5.900%	11/15/33	8,345	8,758
	Bristol-Myers Squibb Co.	5.200%	2/22/34	21,320	21,280
	Cardinal Health Inc.	5.450%	2/15/34	4,175	4,159
[2]	Cedars-Sinai Health System	2.288%	8/15/31	2,545	2,124
	Cencora Inc.	2.800%	5/15/30	3,915	3,450
	Cencora Inc.	2.700%	3/15/31	11,411	9,738
	Cencora Inc.	5.125%	2/15/34	2,700	2,651
	Centene Corp.	4.625%	12/15/29	21,515	20,336
	Centene Corp.	3.375%	2/15/30	9,990	8,865
	Centene Corp.	3.000%	10/15/30	21,618	18,493
	Centene Corp.	2.500%	3/1/31	19,288	15,841
	Centene Corp.	2.625%	8/1/31	17,526	14,341
	Cigna Group	2.400%	3/15/30	11,438	9,898
	Cigna Group	2.375%	3/15/31	12,687	10,644
	Cigna Group	5.125%	5/15/31	6,370	6,323
	Cigna Group	5.400%	3/15/33	10,000	10,035
	Cigna Group	5.250%	2/15/34	7,955	7,840
	CommonSpirit Health	3.347%	10/1/29	9,029	8,274
	CommonSpirit Health	2.782%	10/1/30	2,525	2,188
	CommonSpirit Health	5.205%	12/1/31	8,150	8,035
	CVS Health Corp.	3.250%	8/15/29	15,253	13,842
	CVS Health Corp.	5.125%	2/21/30	13,836	13,681
	CVS Health Corp.	3.750%	4/1/30	11,553	10,632
	CVS Health Corp.	1.750%	8/21/30	11,140	9,054
	CVS Health Corp.	5.250%	1/30/31	5,760	5,699
	CVS Health Corp.	1.875%	2/28/31	22,108	17,724
	CVS Health Corp.	5.550%	6/1/31	8,225	8,230
	CVS Health Corp.	2.125%	9/15/31	5,770	4,629
	CVS Health Corp.	5.250%	2/21/33	15,205	14,844

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.300%	6/1/33	11,250	10,984
	CVS Health Corp.	5.700%	6/1/34	9,000	8,975
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,425	5,607
	DH Europe Finance II Sarl	2.600%	11/15/29	5,923	5,282
	Elevance Health Inc.	2.875%	9/15/29	10,140	9,121
	Elevance Health Inc.	2.250%	5/15/30	10,934	9,366
	Elevance Health Inc.	2.550%	3/15/31	9,609	8,187
	Elevance Health Inc.	5.500%	10/15/32	5,520	5,611
	Elevance Health Inc.	4.750%	2/15/33	8,448	8,155
	Elevance Health Inc.	5.375%	6/15/34	8,200	8,238
	Eli Lilly & Co.	4.700%	2/27/33	8,695	8,543
	Eli Lilly & Co.	4.700%	2/9/34	12,570	12,324
	GE HealthCare Technologies Inc.	5.857%	3/15/30	8,388	8,617
	GE HealthCare Technologies Inc.	5.905%	11/22/32	15,925	16,434
	Gilead Sciences Inc.	5.250%	10/15/33	9,371	9,433
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	395	409
	GlaxoSmithKline Capital plc	3.375%	6/1/29	3,750	3,512
	HCA Inc.	3.500%	9/1/30	23,235	20,960
	HCA Inc.	5.450%	4/1/31	8,430	8,423
	HCA Inc.	2.375%	7/15/31	7,127	5,850
	HCA Inc.	3.625%	3/15/32	15,260	13,439
	HCA Inc.	5.500%	6/1/33	10,924	10,832
	HCA Inc.	5.600%	4/1/34	9,766	9,703
	Humana Inc.	3.125%	8/15/29	6,096	5,519
	Humana Inc.	4.875%	4/1/30	2,860	2,806
	Humana Inc.	5.375%	4/15/31	5,610	5,579
	Humana Inc.	2.150%	2/3/32	10,775	8,587
	Humana Inc.	5.875%	3/1/33	7,360	7,491
	Humana Inc.	5.950%	3/15/34	7,000	7,158
	Illumina Inc.	2.550%	3/23/31	4,465	3,688
	Johnson & Johnson	6.950%	9/1/29	100	111
	Johnson & Johnson	1.300%	9/1/30	17,085	14,095
	Johnson & Johnson	4.900%	6/1/31	9,500	9,593
	Johnson & Johnson	4.375%	12/5/33	2,045	2,008
	Johnson & Johnson	4.950%	6/1/34	4,213	4,262
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,765	6,042
	McKesson Corp.	5.100%	7/15/33	6,102	6,095
	Medtronic Global Holdings SCA	4.500%	3/30/33	10,529	10,123
	Merck & Co. Inc.	4.300%	5/17/30	4,487	4,372
	Merck & Co. Inc.	1.450%	6/24/30	150	124
	Merck & Co. Inc.	2.150%	12/10/31	24,805	20,620
	Merck & Co. Inc.	4.500%	5/17/33	13,430	12,976
	Novartis Capital Corp.	2.200%	8/14/30	11,074	9,590
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,129
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,102
	Pfizer Inc.	2.625%	4/1/30	12,375	10,973
	Pfizer Inc.	1.700%	5/28/30	8,720	7,339
	Pfizer Inc.	1.750%	8/18/31	8,399	6,819
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	25,934	25,597
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	39,069	38,065
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,690	1,367
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,416	4,749
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	4,930	4,907
	Quest Diagnostics Inc.	2.950%	6/30/30	5,023	4,454
	Quest Diagnostics Inc.	2.800%	6/30/31	2,553	2,184
	Quest Diagnostics Inc.	6.400%	11/30/33	4,603	4,927
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	10,379	8,542
	Revvity Inc.	3.300%	9/15/29	7,886	7,176
	Revvity Inc.	2.550%	3/15/31	2,755	2,306
	Revvity Inc.	2.250%	9/15/31	4,281	3,498
	Royalty Pharma plc	2.200%	9/2/30	9,006	7,510
	Royalty Pharma plc	2.150%	9/2/31	4,682	3,761
	Royalty Pharma plc	5.400%	9/2/34	1,625	1,582
[2]	Rush Obligated Group	3.922%	11/15/29	3,150	2,989
	Smith & Nephew plc	2.032%	10/14/30	8,137	6,721

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Smith & Nephew plc	5.400%	3/20/34	5,400	5,318
[4]	Solventum Corp.	5.450%	3/13/31	7,130	7,042
[4]	Solventum Corp.	5.600%	3/23/34	12,935	12,695
[2]	Stanford Health Care	3.310%	8/15/30	2,787	2,540
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,794	4,936
[2]	Sutter Health	2.294%	8/15/30	6,125	5,257
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	21,452	18,101
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	4,370	3,908
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	10,120	8,285
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	6,184	6,130
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	12,310	12,269
	UnitedHealth Group Inc.	2.875%	8/15/29	8,351	7,575
	UnitedHealth Group Inc.	2.000%	5/15/30	9,017	7,663
	UnitedHealth Group Inc.	4.900%	4/15/31	6,805	6,740
	UnitedHealth Group Inc.	2.300%	5/15/31	18,228	15,308
	UnitedHealth Group Inc.	4.200%	5/15/32	20,204	19,007
	UnitedHealth Group Inc.	5.350%	2/15/33	12,903	13,071
	UnitedHealth Group Inc.	4.500%	4/15/33	13,620	13,013
	UnitedHealth Group Inc.	5.000%	4/15/34	7,466	7,366
	Universal Health Services Inc.	2.650%	10/15/30	8,895	7,583
	UPMC	5.035%	5/15/33	4,275	4,185
	Viatris Inc.	2.700%	6/22/30	11,008	9,352
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	8,132	6,797
	Zoetis Inc.	2.000%	5/15/30	2,449	2,063
	Zoetis Inc.	5.600%	11/16/32	6,751	6,908
					1,431,467
Industrials (2.5%)
	3M Co.	2.375%	8/26/29	5,297	4,629
	3M Co.	3.050%	4/15/30	3,895	3,495
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,673	3,876
	AGCO Corp.	5.800%	3/21/34	5,805	5,780
	Allegion plc	3.500%	10/1/29	3,645	3,361
	Allegion US Holding Co. Inc.	5.411%	7/1/32	4,451	4,443
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,517	4,708
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,714	3,419
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,811	2,505
	Amphenol Corp.	2.800%	2/15/30	10,908	9,711
	Amphenol Corp.	2.200%	9/15/31	5,422	4,452
	Amphenol Corp.	5.250%	4/5/34	5,150	5,136
	Boeing Co.	2.950%	2/1/30	9,296	7,966
	Boeing Co.	5.150%	5/1/30	37,803	36,293
	Boeing Co.	3.625%	2/1/31	14,095	12,335
[4]	Boeing Co.	6.388%	5/1/31	8,575	8,729
	Boeing Co.	3.600%	5/1/34	7,180	5,776
[4]	Boeing Co.	6.528%	5/1/34	21,100	21,601
	Canadian National Railway Co.	3.850%	8/5/32	4,185	3,862
	Canadian Pacific Railway Co.	2.875%	11/15/29	3,675	3,292
	Canadian Pacific Railway Co.	2.050%	3/5/30	7,075	6,037
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	14,906
	Carrier Global Corp.	2.722%	2/15/30	20,495	18,101
	Carrier Global Corp.	2.700%	2/15/31	3,421	2,943
	Carrier Global Corp.	5.900%	3/15/34	8,385	8,757
	Caterpillar Inc.	2.600%	9/19/29	2,737	2,455
	Caterpillar Inc.	2.600%	4/9/30	13,928	12,367
	CSX Corp.	2.400%	2/15/30	1,743	1,520
	CSX Corp.	4.100%	11/15/32	14,982	13,991
	Cummins Inc.	1.500%	9/1/30	5,000	4,101
	Cummins Inc.	5.150%	2/20/34	7,010	7,020
	Deere & Co.	5.375%	10/16/29	2,625	2,690
	Deere & Co.	3.100%	4/15/30	9,151	8,318
	Dover Corp.	2.950%	11/4/29	2,748	2,483
	Eaton Corp.	4.000%	11/2/32	6,000	5,591
	Eaton Corp.	4.150%	3/15/33	10,903	10,213
	Emerson Electric Co.	1.950%	10/15/30	4,583	3,872

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emerson Electric Co.	2.200%	12/21/31	16,635	13,855
	FedEx Corp.	3.100%	8/5/29	8,275	7,575
	FedEx Corp.	4.250%	5/15/30	7,104	6,820
	FedEx Corp.	2.400%	5/15/31	5,384	4,562
	FedEx Corp.	4.900%	1/15/34	2,500	2,440
	Flowserve Corp.	3.500%	10/1/30	4,800	4,267
	Flowserve Corp.	2.800%	1/15/32	75	62
	GE Capital Funding LLC	4.550%	5/15/32	5,714	5,450
	General Dynamics Corp.	3.625%	4/1/30	2,083	1,952
	General Dynamics Corp.	2.250%	6/1/31	2,259	1,910
[2]	General Electric Co.	6.750%	3/15/32	3,674	4,024
	HEICO Corp.	5.350%	8/1/33	4,985	4,939
	Honeywell International Inc.	2.700%	8/15/29	5,529	5,003
	Honeywell International Inc.	4.875%	9/1/29	2,345	2,348
	Honeywell International Inc.	1.950%	6/1/30	10,467	8,922
	Honeywell International Inc.	1.750%	9/1/31	6,815	5,524
	Honeywell International Inc.	4.950%	9/1/31	4,792	4,796
	Honeywell International Inc.	5.000%	2/15/33	13,125	13,122
	Honeywell International Inc.	4.500%	1/15/34	10,150	9,743
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,503	4,238
	IDEX Corp.	3.000%	5/1/30	4,696	4,145
	Ingersoll Rand Inc.	5.314%	6/15/31	4,150	4,171
	Ingersoll Rand Inc.	5.700%	8/14/33	9,000	9,209
	Ingersoll Rand Inc.	5.450%	6/15/34	5,260	5,303
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,650	2,653
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,705	1,595
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	2,806	2,421
[2]	John Deere Capital Corp.	2.800%	7/18/29	6,618	5,998
[2]	John Deere Capital Corp.	4.850%	10/11/29	335	335
[2]	John Deere Capital Corp.	2.450%	1/9/30	8,665	7,653
[2]	John Deere Capital Corp.	4.700%	6/10/30	6,905	6,838
	John Deere Capital Corp.	1.450%	1/15/31	4,791	3,889
[2]	John Deere Capital Corp.	4.900%	3/7/31	7,385	7,346
[2]	John Deere Capital Corp.	3.900%	6/7/32	18,839	17,436
[2]	John Deere Capital Corp.	4.350%	9/15/32	4,953	4,734
[2]	John Deere Capital Corp.	5.150%	9/8/33	7,099	7,116
[2]	John Deere Capital Corp.	5.100%	4/11/34	8,660	8,634
[2]	John Deere Capital Corp.	5.050%	6/12/34	6,655	6,608
	Johnson Controls International plc	1.750%	9/15/30	2,720	2,244
	Johnson Controls International plc	2.000%	9/16/31	3,349	2,707
	Johnson Controls International plc	4.900%	12/1/32	3,160	3,082
	Kennametal Inc.	2.800%	3/1/31	526	442
	Keysight Technologies Inc.	3.000%	10/30/29	4,147	3,695
	L3Harris Technologies Inc.	1.800%	1/15/31	4,914	3,975
	L3Harris Technologies Inc.	5.250%	6/1/31	6,255	6,231
	L3Harris Technologies Inc.	5.400%	7/31/33	13,540	13,494
	L3Harris Technologies Inc.	5.350%	6/1/34	6,540	6,492
	LKQ Corp.	6.250%	6/15/33	5,050	5,190
	Lockheed Martin Corp.	1.850%	6/15/30	5,670	4,777
	Lockheed Martin Corp.	3.900%	6/15/32	6,578	6,135
	Lockheed Martin Corp.	5.250%	1/15/33	5,811	5,909
	Lockheed Martin Corp.	4.750%	2/15/34	8,260	8,041
	Norfolk Southern Corp.	2.550%	11/1/29	4,734	4,170
	Norfolk Southern Corp.	5.050%	8/1/30	5,625	5,612
	Norfolk Southern Corp.	2.300%	5/15/31	3,074	2,583
	Norfolk Southern Corp.	3.000%	3/15/32	13,150	11,335
	Norfolk Southern Corp.	4.450%	3/1/33	5,345	5,042
	Norfolk Southern Corp.	5.550%	3/15/34	3,390	3,456
	Northrop Grumman Corp.	4.400%	5/1/30	6,519	6,296
	Northrop Grumman Corp.	4.700%	3/15/33	8,195	7,910
	nVent Finance Sarl	2.750%	11/15/31	1,840	1,516
	nVent Finance Sarl	5.650%	5/15/33	5,000	4,984
	Oshkosh Corp.	3.100%	3/1/30	2,600	2,294
	Otis Worldwide Corp.	2.565%	2/15/30	16,076	14,106
[2]	PACCAR Financial Corp.	5.000%	3/22/34	3,000	2,988

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Parker-Hannifin Corp.	4.500%	9/15/29	18,512	18,038
	Pentair Finance Sarl	5.900%	7/15/32	3,335	3,403
[2]	Regal Rexnord Corp.	6.300%	2/15/30	9,775	9,980
	Regal Rexnord Corp.	6.400%	4/15/33	10,330	10,603
	Republic Services Inc.	5.000%	11/15/29	3,300	3,287
	Republic Services Inc.	2.300%	3/1/30	13,088	11,307
	Republic Services Inc.	1.450%	2/15/31	5,420	4,295
	Republic Services Inc.	2.375%	3/15/33	4,120	3,293
	Republic Services Inc.	5.000%	12/15/33	2,870	2,808
	Republic Services Inc.	5.000%	4/1/34	6,675	6,534
	Rockwell Automation Inc.	1.750%	8/15/31	1,645	1,328
	RTX Corp.	2.250%	7/1/30	4,600	3,925
	RTX Corp.	6.000%	3/15/31	8,875	9,259
	RTX Corp.	1.900%	9/1/31	7,521	6,033
	RTX Corp.	2.375%	3/15/32	17,224	14,114
	RTX Corp.	5.150%	2/27/33	8,495	8,405
	RTX Corp.	6.100%	3/15/34	12,445	13,105
	Ryder System Inc.	6.600%	12/1/33	5,681	6,064
	Southwest Airlines Co.	2.625%	2/10/30	6,325	5,478
	Teledyne Technologies Inc.	2.750%	4/1/31	8,435	7,212
	Textron Inc.	3.900%	9/17/29	3,461	3,247
	Textron Inc.	3.000%	6/1/30	5,560	4,896
	Textron Inc.	6.100%	11/15/33	4,550	4,714
	Trane Technologies Financing Ltd.	5.250%	3/3/33	3,005	3,024
	Trane Technologies Financing Ltd.	5.100%	6/13/34	4,000	3,985
	Trimble Inc.	6.100%	3/15/33	6,666	6,898
	Triton Container International Ltd.	3.250%	3/15/32	5,030	4,125
	Tyco Electronics Group SA	2.500%	2/4/32	5,860	4,937
	Union Pacific Corp.	2.400%	2/5/30	4,901	4,288
	Union Pacific Corp.	2.375%	5/20/31	2,355	2,000
	Union Pacific Corp.	2.800%	2/14/32	9,581	8,263
	Union Pacific Corp.	4.500%	1/20/33	3,517	3,386
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,980	8,101
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,826	1,580
	United Parcel Service Inc.	2.500%	9/1/29	5,717	5,101
	United Parcel Service Inc.	4.450%	4/1/30	8,209	8,042
	United Parcel Service Inc.	4.875%	3/3/33	8,607	8,480
	United Parcel Service Inc.	5.150%	5/22/34	7,465	7,441
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	179	178
[4]	Veralto Corp.	5.450%	9/18/33	6,075	6,058
	Vontier Corp.	2.950%	4/1/31	5,037	4,148
	Waste Connections Inc.	2.600%	2/1/30	6,490	5,716
	Waste Connections Inc.	2.200%	1/15/32	7,755	6,309
	Waste Connections Inc.	3.200%	6/1/32	4,143	3,599
	Waste Connections Inc.	4.200%	1/15/33	6,480	6,009
	Waste Connections Inc.	5.000%	3/1/34	3,440	3,363
	Waste Management Inc.	4.625%	2/15/30	6,280	6,179
	Waste Management Inc.	1.500%	3/15/31	8,335	6,672
[1]	Waste Management Inc.	4.950%	7/3/31	3,500	3,470
	Waste Management Inc.	4.150%	4/15/32	8,257	7,780
	Waste Management Inc.	4.625%	2/15/33	4,205	4,061
	Waste Management Inc.	4.875%	2/15/34	10,360	10,146
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	4,165	4,186
	Xylem Inc.	2.250%	1/30/31	2,358	1,979
					963,908
Materials (1.3%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	8,098	6,938
	Air Products and Chemicals Inc.	4.800%	3/3/33	5,370	5,288
	Air Products and Chemicals Inc.	4.850%	2/8/34	8,210	8,058
	Albemarle Corp.	5.050%	6/1/32	5,003	4,806
	Amcor Finance USA Inc.	5.625%	5/26/33	5,399	5,457
	Amcor Flexibles North America Inc.	2.630%	6/19/30	11,615	9,958
	Amcor Flexibles North America Inc.	2.690%	5/25/31	5,779	4,859
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,150	5,375

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AptarGroup Inc.	3.600%	3/15/32	445	388
	ArcelorMittal SA	4.250%	7/16/29	4,513	4,319
	ArcelorMittal SA	6.800%	11/29/32	8,800	9,284
	ArcelorMittal SA	6.000%	6/17/34	4,785	4,782
[4]	Berry Global Inc.	5.800%	6/15/31	6,650	6,651
[4]	Berry Global Inc.	5.650%	1/15/34	4,170	4,089
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	7,430	7,532
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	7,725	7,573
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	12,017	12,030
	Cabot Corp.	4.000%	7/1/29	2,785	2,626
	Cabot Corp.	5.000%	6/30/32	3,210	3,125
	Carlisle Cos. Inc.	2.750%	3/1/30	7,395	6,514
	Carlisle Cos. Inc.	2.200%	3/1/32	4,550	3,663
	Celanese US Holdings LLC	6.330%	7/15/29	3,950	4,064
	Celanese US Holdings LLC	6.550%	11/15/30	8,280	8,655
	Celanese US Holdings LLC	6.379%	7/15/32	9,521	9,790
	Celanese US Holdings LLC	6.700%	11/15/33	8,360	8,785
	CF Industries Inc.	5.150%	3/15/34	6,195	5,943
	CRH America Finance Inc.	5.400%	5/21/34	6,200	6,139
	Dow Chemical Co.	7.375%	11/1/29	3,850	4,238
	Dow Chemical Co.	2.100%	11/15/30	7,350	6,199
	Dow Chemical Co.	6.300%	3/15/33	3,456	3,646
	Eagle Materials Inc.	2.500%	7/1/31	6,350	5,367
	Eastman Chemical Co.	5.750%	3/8/33	4,552	4,592
	Eastman Chemical Co.	5.625%	2/20/34	6,035	5,996
	Ecolab Inc.	4.800%	3/24/30	7,365	7,332
	Ecolab Inc.	1.300%	1/30/31	4,965	3,951
	Ecolab Inc.	2.125%	2/1/32	5,960	4,893
	EIDP Inc.	2.300%	7/15/30	5,000	4,303
	EIDP Inc.	4.800%	5/15/33	5,000	4,822
	FMC Corp.	3.450%	10/1/29	8,590	7,729
	FMC Corp.	5.650%	5/18/33	3,180	3,132
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	4,974
	Freeport-McMoRan Inc.	4.250%	3/1/30	5,325	5,036
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,130	4,938
	Georgia-Pacific LLC	7.750%	11/15/29	5,315	5,991
	Huntsman International LLC	2.950%	6/15/31	3,400	2,783
	Kinross Gold Corp.	6.250%	7/15/33	4,145	4,325
	Linde Inc.	1.100%	8/10/30	6,865	5,527
	LYB International Finance III LLC	2.250%	10/1/30	4,445	3,756
	LYB International Finance III LLC	5.625%	5/15/33	3,757	3,804
	LYB International Finance III LLC	5.500%	3/1/34	6,645	6,574
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,583	4,848
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,619	5,478
	Mosaic Co.	5.450%	11/15/33	4,230	4,191
	NewMarket Corp.	2.700%	3/18/31	3,710	3,089
	Newmont Corp.	2.800%	10/1/29	6,907	6,195
	Newmont Corp.	2.250%	10/1/30	9,415	8,029
	Newmont Corp.	2.600%	7/15/32	8,948	7,461
[4]	Newmont Corp.	5.350%	3/15/34	8,340	8,325
	Nucor Corp.	2.700%	6/1/30	5,370	4,742
	Nucor Corp.	3.125%	4/1/32	1,650	1,428
	Nutrien Ltd.	2.950%	5/13/30	6,379	5,643
	Nutrien Ltd.	5.400%	6/21/34	4,500	4,433
	Packaging Corp. of America	3.000%	12/15/29	4,292	3,835
	Packaging Corp. of America	5.700%	12/1/33	3,237	3,290
	PPG Industries Inc.	2.800%	8/15/29	1,638	1,475
	PPG Industries Inc.	2.550%	6/15/30	5,375	4,686
	Reliance Inc.	2.150%	8/15/30	4,210	3,521
	Rio Tinto Alcan Inc.	6.125%	12/15/33	9,501	10,068
	Rio Tinto Finance USA plc	5.000%	3/9/33	7,700	7,665
	Rohm & Haas Co.	7.850%	7/15/29	7,622	8,430
	RPM International Inc.	2.950%	1/15/32	2,303	1,927
	Sherwin-Williams Co.	2.950%	8/15/29	7,775	7,008
	Sherwin-Williams Co.	2.300%	5/15/30	3,454	2,962

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	2,526	2,513
[4]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	8,282	8,205
	Sonoco Products Co.	3.125%	5/1/30	5,361	4,758
	Sonoco Products Co.	2.850%	2/1/32	4,180	3,472
	Steel Dynamics Inc.	3.450%	4/15/30	6,059	5,535
	Steel Dynamics Inc.	3.250%	1/15/31	3,934	3,484
	Suzano Austria GmbH	5.000%	1/15/30	10,018	9,471
	Suzano Austria GmbH	3.750%	1/15/31	8,400	7,298
[2]	Suzano Austria GmbH	3.125%	1/15/32	8,335	6,804
	Teck Resources Ltd.	3.900%	7/15/30	5,200	4,825
	Vale Overseas Ltd.	3.750%	7/8/30	12,523	11,268
	Vale Overseas Ltd.	6.125%	6/12/33	12,485	12,554
	Vale Overseas Ltd.	8.250%	1/17/34	5,287	6,184
	Vulcan Materials Co.	3.500%	6/1/30	6,312	5,763
	Westlake Corp.	3.375%	6/15/30	2,652	2,393
	WestRock MWV LLC	8.200%	1/15/30	4,665	5,318
	WRKCo Inc.	4.200%	6/1/32	2,790	2,610
	WRKCo Inc.	3.000%	6/15/33	7,045	5,927
	Yamana Gold Inc.	2.630%	8/15/31	3,614	3,007
					510,717
Real Estate (2.3%)
	Agree LP	4.800%	10/1/32	3,605	3,380
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,276	2,194
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	3,723	3,267
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	2,297	2,219
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	9,158	8,956
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,703	2,381
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	10,999	8,614
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	7,490	5,636
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	4,918	3,977
	American Assets Trust LP	3.375%	2/1/31	4,397	3,602
	American Homes 4 Rent LP	2.375%	7/15/31	3,421	2,779
	American Homes 4 Rent LP	3.625%	4/15/32	5,005	4,371
	American Homes 4 Rent LP	5.500%	2/1/34	5,360	5,276
	American Homes 4 Rent LP	5.500%	7/15/34	2,400	2,358
	American Tower Corp.	3.800%	8/15/29	12,445	11,568
	American Tower Corp.	2.900%	1/15/30	9,671	8,528
	American Tower Corp.	1.875%	10/15/30	5,801	4,722
	American Tower Corp.	2.700%	4/15/31	6,393	5,401
	American Tower Corp.	2.300%	9/15/31	9,258	7,551
	American Tower Corp.	4.050%	3/15/32	5,470	5,001
	American Tower Corp.	5.650%	3/15/33	7,093	7,134
	American Tower Corp.	5.550%	7/15/33	6,804	6,795
	American Tower Corp.	5.450%	2/15/34	12,750	12,642
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	6,160	5,322
	AvalonBay Communities Inc.	2.050%	1/15/32	6,486	5,306
	AvalonBay Communities Inc.	5.000%	2/15/33	5,432	5,300
	AvalonBay Communities Inc.	5.300%	12/7/33	2,950	2,929
	Boston Properties LP	2.900%	3/15/30	3,943	3,348
	Boston Properties LP	3.250%	1/30/31	11,895	10,058
	Boston Properties LP	2.550%	4/1/32	4,627	3,611
	Boston Properties LP	2.450%	10/1/33	10,771	7,988
	Boston Properties LP	6.500%	1/15/34	2,783	2,835
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,204	6,684
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,452	5,303
	Brixmor Operating Partnership LP	5.500%	2/15/34	1,860	1,824
	Broadstone Net Lease LLC	2.600%	9/15/31	3,118	2,477
	Camden Property Trust	3.150%	7/1/29	11,702	10,658
	Camden Property Trust	2.800%	5/15/30	6,224	5,515
	CBRE Services Inc.	2.500%	4/1/31	4,400	3,656
	COPT Defense Properties LP	2.000%	1/15/29	4,990	4,237
	COPT Defense Properties LP	2.750%	4/15/31	4,603	3,807
	Crown Castle Inc.	3.100%	11/15/29	6,835	6,105
	Crown Castle Inc.	3.300%	7/1/30	7,079	6,311

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	2.250%	1/15/31	9,840	8,090
	Crown Castle Inc.	2.100%	4/1/31	7,660	6,203
	Crown Castle Inc.	2.500%	7/15/31	6,350	5,242
	Crown Castle Inc.	5.100%	5/1/33	6,560	6,324
	Crown Castle Inc.	5.800%	3/1/34	7,770	7,847
	CubeSmart LP	3.000%	2/15/30	5,944	5,263
	CubeSmart LP	2.000%	2/15/31	610	493
	CubeSmart LP	2.500%	2/15/32	5,593	4,573
	Digital Realty Trust LP	3.600%	7/1/29	7,373	6,835
	DOC DR LLC	2.625%	11/1/31	4,796	3,962
	EPR Properties	3.750%	8/15/29	4,187	3,733
	EPR Properties	3.600%	11/15/31	1,170	976
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	2,806	2,801
	Equinix Inc.	3.200%	11/18/29	14,872	13,412
	Equinix Inc.	2.150%	7/15/30	5,874	4,923
	Equinix Inc.	2.500%	5/15/31	9,184	7,689
	Equinix Inc.	3.900%	4/15/32	7,190	6,540
	ERP Operating LP	3.000%	7/1/29	5,181	4,707
	ERP Operating LP	2.500%	2/15/30	4,514	3,938
	ERP Operating LP	1.850%	8/1/31	5,010	4,045
	Essential Properties LP	2.950%	7/15/31	3,320	2,732
	Essex Portfolio LP	3.000%	1/15/30	5,253	4,656
	Essex Portfolio LP	1.650%	1/15/31	1,090	864
	Essex Portfolio LP	2.550%	6/15/31	889	740
	Essex Portfolio LP	2.650%	3/15/32	7,405	6,113
	Extra Space Storage LP	4.000%	6/15/29	4,350	4,079
	Extra Space Storage LP	5.500%	7/1/30	2,100	2,115
	Extra Space Storage LP	2.200%	10/15/30	4,225	3,508
	Extra Space Storage LP	5.900%	1/15/31	4,950	5,055
	Extra Space Storage LP	2.550%	6/1/31	4,186	3,484
	Extra Space Storage LP	2.400%	10/15/31	5,000	4,105
	Extra Space Storage LP	2.350%	3/15/32	7,665	6,113
	Extra Space Storage LP	5.400%	2/1/34	5,050	4,943
	Federal Realty OP LP	3.200%	6/15/29	4,550	4,126
	Federal Realty OP LP	3.500%	6/1/30	5,655	5,128
	GLP Capital LP	4.000%	1/15/30	11,265	10,300
	GLP Capital LP	4.000%	1/15/31	5,793	5,195
	GLP Capital LP	3.250%	1/15/32	6,015	5,048
	Healthcare Realty Holdings LP	3.100%	2/15/30	1,413	1,233
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,112	4,820
	Healthpeak OP LLC	3.500%	7/15/29	3,479	3,212
	Healthpeak OP LLC	3.000%	1/15/30	8,793	7,802
	Healthpeak OP LLC	2.875%	1/15/31	6,285	5,422
	Healthpeak OP LLC	5.250%	12/15/32	6,220	6,108
	Highwoods Realty LP	3.050%	2/15/30	5,005	4,241
	Highwoods Realty LP	2.600%	2/1/31	3,547	2,835
	Highwoods Realty LP	7.650%	2/1/34	2,860	3,071
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	5,914	5,280
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	7,353	6,493
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	2,519	2,099
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,856	1,858
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,515	7,546
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	3,259	2,975
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	2,881	2,843
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	2,773	2,186
	Kilroy Realty LP	4.250%	8/15/29	4,147	3,758
	Kilroy Realty LP	3.050%	2/15/30	4,102	3,458
	Kilroy Realty LP	2.500%	11/15/32	4,510	3,375
	Kilroy Realty LP	2.650%	11/15/33	2,865	2,104
	Kimco Realty OP LLC	2.700%	10/1/30	4,119	3,555
	Kimco Realty OP LLC	2.250%	12/1/31	1,287	1,032
	Kimco Realty OP LLC	3.200%	4/1/32	9,129	7,831
	Kimco Realty OP LLC	4.600%	2/1/33	5,552	5,207
	Kimco Realty OP LLC	6.400%	3/1/34	4,068	4,303
	Kite Realty Group LP	5.500%	3/1/34	3,634	3,554

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kite Realty Group Trust	4.750%	9/15/30	2,673	2,552
	LXP Industrial Trust	2.700%	9/15/30	2,840	2,396
	LXP Industrial Trust	2.375%	10/1/31	3,863	3,084
	Mid-America Apartments LP	2.750%	3/15/30	1,567	1,387
	Mid-America Apartments LP	5.300%	2/15/32	3,200	3,187
	Mid-America Apartments LP	5.000%	3/15/34	2,965	2,880
	National Health Investors Inc.	3.000%	2/1/31	4,526	3,699
	NNN REIT Inc.	5.600%	10/15/33	5,900	5,874
	NNN REIT Inc.	5.500%	6/15/34	4,150	4,112
	Omega Healthcare Investors Inc.	3.625%	10/1/29	4,107	3,667
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,235	5,319
	Omega Healthcare Investors Inc.	3.250%	4/15/33	7,347	5,940
	Piedmont Operating Partnership LP	3.150%	8/15/30	2,545	2,024
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	1,909
	Prologis LP	2.875%	11/15/29	4,425	3,974
	Prologis LP	2.250%	4/15/30	13,329	11,470
	Prologis LP	1.750%	7/1/30	2,697	2,231
	Prologis LP	1.250%	10/15/30	5,175	4,130
	Prologis LP	2.250%	1/15/32	3,454	2,825
	Prologis LP	4.625%	1/15/33	11,650	11,150
	Prologis LP	4.750%	6/15/33	7,385	7,116
	Prologis LP	5.125%	1/15/34	6,726	6,637
	Prologis LP	5.000%	3/15/34	6,675	6,533
	Public Storage Operating Co.	2.300%	5/1/31	380	320
	Public Storage Operating Co.	2.250%	11/9/31	11,926	9,857
	Public Storage Operating Co.	5.100%	8/1/33	6,097	6,048
	Rayonier LP	2.750%	5/17/31	4,165	3,478
	Realty Income Corp.	4.000%	7/15/29	3,805	3,600
	Realty Income Corp.	3.100%	12/15/29	7,045	6,333
	Realty Income Corp.	3.400%	1/15/30	4,150	3,780
	Realty Income Corp.	3.250%	1/15/31	14,683	12,977
	Realty Income Corp.	3.200%	2/15/31	7,414	6,500
	Realty Income Corp.	5.625%	10/13/32	8,590	8,701
	Realty Income Corp.	2.850%	12/15/32	6,209	5,120
	Realty Income Corp.	4.900%	7/15/33	5,235	5,003
	Realty Income Corp.	5.125%	2/15/34	6,317	6,130
	Regency Centers LP	2.950%	9/15/29	3,875	3,478
	Regency Centers LP	3.700%	6/15/30	4,970	4,574
	Regency Centers LP	5.250%	1/15/34	3,810	3,711
	Rexford Industrial Realty LP	2.150%	9/1/31	6,269	4,996
	Sabra Health Care LP	3.900%	10/15/29	8,186	7,400
	Sabra Health Care LP	3.200%	12/1/31	5,242	4,361
	Safehold GL Holdings LLC	2.800%	6/15/31	5,326	4,453
	Simon Property Group LP	2.450%	9/13/29	10,084	8,861
	Simon Property Group LP	2.650%	7/15/30	6,850	5,964
	Simon Property Group LP	2.200%	2/1/31	5,076	4,194
	Simon Property Group LP	2.250%	1/15/32	7,832	6,357
	Simon Property Group LP	5.500%	3/8/33	2,118	2,130
	Simon Property Group LP	6.250%	1/15/34	4,380	4,620
	Store Capital LLC	2.750%	11/18/30	3,018	2,498
	Store Capital LLC	2.700%	12/1/31	3,128	2,507
	Sun Communities Operating LP	2.700%	7/15/31	5,866	4,845
	Sun Communities Operating LP	4.200%	4/15/32	6,482	5,813
	Sun Communities Operating LP	5.700%	1/15/33	3,000	2,954
	Tanger Properties LP	2.750%	9/1/31	3,616	2,945
[2]	UDR Inc.	3.200%	1/15/30	5,038	4,546
	UDR Inc.	3.000%	8/15/31	3,189	2,752
[2]	UDR Inc.	2.100%	8/1/32	1,993	1,558
[2]	UDR Inc.	1.900%	3/15/33	5,155	3,896
[2]	UDR Inc.	2.100%	6/15/33	2,140	1,626
	Ventas Realty LP	3.000%	1/15/30	5,551	4,901
	Ventas Realty LP	4.750%	11/15/30	5,387	5,179
	Ventas Realty LP	2.500%	9/1/31	125	103
	VICI Properties LP	4.950%	2/15/30	10,940	10,555
	VICI Properties LP	5.125%	5/15/32	12,465	11,878

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VICI Properties LP	5.750%	4/1/34	1,440	1,425
	Welltower OP LLC	3.100%	1/15/30	7,221	6,470
	Welltower OP LLC	2.750%	1/15/31	9,435	8,127
	Welltower OP LLC	2.750%	1/15/32	4,960	4,165
	Welltower OP LLC	3.850%	6/15/32	2,345	2,112
	Weyerhaeuser Co.	4.000%	11/15/29	8,163	7,667
	Weyerhaeuser Co.	4.000%	4/15/30	10,294	9,612
	Weyerhaeuser Co.	3.375%	3/9/33	7,276	6,232
	WP Carey Inc.	3.850%	7/15/29	2,750	2,567
	WP Carey Inc.	2.400%	2/1/31	4,818	3,996
	WP Carey Inc.	2.450%	2/1/32	3,000	2,432
	WP Carey Inc.	2.250%	4/1/33	3,511	2,718
					898,848
Technology (3.2%)
	Adobe Inc.	2.300%	2/1/30	10,945	9,589
	Adobe Inc.	4.950%	4/4/34	6,300	6,269
	Advanced Micro Devices Inc.	3.924%	6/1/32	4,415	4,092
	Amdocs Ltd.	2.538%	6/15/30	6,325	5,388
	Analog Devices Inc.	2.100%	10/1/31	10,524	8,705
	Analog Devices Inc.	5.050%	4/1/34	4,760	4,739
	Apple Inc.	3.250%	8/8/29	7,193	6,735
	Apple Inc.	2.200%	9/11/29	13,362	11,852
	Apple Inc.	4.150%	5/10/30	4,973	4,881
	Apple Inc.	1.650%	5/11/30	17,359	14,622
	Apple Inc.	1.250%	8/20/30	16,811	13,766
	Apple Inc.	1.650%	2/8/31	25,477	21,069
	Apple Inc.	1.700%	8/5/31	9,976	8,158
	Apple Inc.	3.350%	8/8/32	11,640	10,559
	Apple Inc.	4.300%	5/10/33	3,552	3,503
	Applied Materials Inc.	1.750%	6/1/30	6,247	5,260
	Arrow Electronics Inc.	2.950%	2/15/32	4,200	3,509
	Arrow Electronics Inc.	5.875%	4/10/34	4,125	4,083
	Atlassian Corp.	5.500%	5/15/34	4,130	4,091
	Autodesk Inc.	2.850%	1/15/30	4,472	3,986
	Autodesk Inc.	2.400%	12/15/31	9,380	7,778
	Automatic Data Processing Inc.	1.250%	9/1/30	10,754	8,703
	Avnet Inc.	3.000%	5/15/31	1,609	1,348
	Avnet Inc.	5.500%	6/1/32	4,026	3,893
	Block Financial LLC	3.875%	8/15/30	6,605	6,056
	Booz Allen Hamilton Inc.	5.950%	8/4/33	5,465	5,613
	Broadcom Inc.	5.000%	4/15/30	6,428	6,433
	Broadcom Inc.	4.150%	11/15/30	17,473	16,507
[4]	Broadcom Inc.	2.450%	2/15/31	25,730	21,665
[4]	Broadcom Inc.	4.150%	4/15/32	3,830	3,528
	Broadcom Inc.	4.300%	11/15/32	7,490	7,000
[4]	Broadcom Inc.	2.600%	2/15/33	15,395	12,464
[4]	Broadcom Inc.	3.419%	4/15/33	27,694	23,868
[4]	Broadcom Inc.	3.469%	4/15/34	26,856	22,888
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,311	5,623
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,381	7,067
	CDW LLC	3.569%	12/1/31	10,024	8,736
	CGI Inc.	2.300%	9/14/31	3,675	2,925
	Cintas Corp. No. 2	4.000%	5/1/32	7,000	6,566
	Cisco Systems Inc.	4.950%	2/26/31	20,578	20,564
	Cisco Systems Inc.	5.050%	2/26/34	18,130	18,113
	Concentrix Corp.	6.850%	8/2/33	4,640	4,594
	Dell International LLC	5.300%	10/1/29	16,633	16,724
	Dell International LLC	6.200%	7/15/30	7,061	7,409
	Dell International LLC	5.750%	2/1/33	8,778	9,024
	Dell International LLC	5.400%	4/15/34	8,400	8,312
	Equifax Inc.	2.350%	9/15/31	12,493	10,252
	Fidelity National Information Services Inc.	2.250%	3/1/31	8,746	7,301
	Fiserv Inc.	3.500%	7/1/29	24,919	23,044
	Fiserv Inc.	2.650%	6/1/30	8,725	7,590

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	5.600%	3/2/33	7,331	7,394
Fiserv Inc.	5.625%	8/21/33	10,860	10,956
Fiserv Inc.	5.450%	3/15/34	6,423	6,381
Flex Ltd.	4.875%	5/12/30	7,280	7,038
Fortinet Inc.	2.200%	3/15/31	5,000	4,117
Global Payments Inc.	3.200%	8/15/29	10,881	9,783
Global Payments Inc.	2.900%	5/15/30	11,109	9,676
Global Payments Inc.	2.900%	11/15/31	6,741	5,639
Global Payments Inc.	5.400%	8/15/32	6,230	6,108
HP Inc.	3.400%	6/17/30	4,907	4,466
HP Inc.	2.650%	6/17/31	8,410	7,123
HP Inc.	4.200%	4/15/32	6,315	5,850
HP Inc.	5.500%	1/15/33	7,889	7,942
Hubbell Inc.	2.300%	3/15/31	2,770	2,307
IBM International Capital Pte. Ltd.	4.900%	2/5/34	16,440	15,955
Intel Corp.	4.000%	8/5/29	2,415	2,306
Intel Corp.	2.450%	11/15/29	19,233	16,908
Intel Corp.	5.125%	2/10/30	12,090	12,139
Intel Corp.	3.900%	3/25/30	10,510	9,876
Intel Corp.	2.000%	8/12/31	12,778	10,402
Intel Corp.	4.150%	8/5/32	19,805	18,539
Intel Corp.	5.200%	2/10/33	17,670	17,640
Intel Corp.	5.150%	2/21/34	7,695	7,598
International Business Machines Corp.	1.950%	5/15/30	9,515	8,045
International Business Machines Corp.	2.720%	2/9/32	1,850	1,588
International Business Machines Corp.	4.400%	7/27/32	4,980	4,735
International Business Machines Corp.	5.875%	11/29/32	3,000	3,159
International Business Machines Corp.	4.750%	2/6/33	6,335	6,163
Intuit Inc.	1.650%	7/15/30	4,875	4,046
Intuit Inc.	5.200%	9/15/33	10,425	10,473
Jabil Inc.	3.600%	1/15/30	4,790	4,321
Jabil Inc.	3.000%	1/15/31	5,038	4,288
Juniper Networks Inc.	3.750%	8/15/29	5,402	5,024
Juniper Networks Inc.	2.000%	12/10/30	3,477	2,820
KLA Corp.	4.650%	7/15/32	8,310	8,105
KLA Corp.	4.700%	2/1/34	5,000	4,858
Kyndryl Holdings Inc.	3.150%	10/15/31	5,301	4,443
Kyndryl Holdings Inc.	6.350%	2/20/34	4,583	4,656
Lam Research Corp.	1.900%	6/15/30	6,915	5,834
Leidos Inc.	4.375%	5/15/30	6,209	5,868
Leidos Inc.	2.300%	2/15/31	8,515	7,011
Leidos Inc.	5.750%	3/15/33	6,252	6,304
Marvell Technology Inc.	2.950%	4/15/31	4,180	3,604
Marvell Technology Inc.	5.950%	9/15/33	5,175	5,344
Micron Technology Inc.	6.750%	11/1/29	7,311	7,774
Micron Technology Inc.	4.663%	2/15/30	6,780	6,567
Micron Technology Inc.	5.300%	1/15/31	895	893
Micron Technology Inc.	2.703%	4/15/32	8,360	6,920
Micron Technology Inc.	5.875%	2/9/33	8,703	8,894
Micron Technology Inc.	5.875%	9/15/33	7,750	7,926
Microsoft Corp.	1.350%	9/15/30	4,059	3,347
Moody's Corp.	2.000%	8/19/31	4,953	4,023
Moody's Corp.	4.250%	8/8/32	1,050	987
Motorola Solutions Inc.	2.300%	11/15/30	7,608	6,396
Motorola Solutions Inc.	2.750%	5/24/31	4,110	3,484
Motorola Solutions Inc.	5.600%	6/1/32	4,765	4,818
Motorola Solutions Inc.	5.400%	4/15/34	7,525	7,457
NetApp Inc.	2.700%	6/22/30	6,100	5,298
Nordson Corp.	5.800%	9/15/33	4,194	4,305
NVIDIA Corp.	2.850%	4/1/30	12,956	11,747
NVIDIA Corp.	2.000%	6/15/31	10,717	9,004
NXP BV	3.400%	5/1/30	8,291	7,506
NXP BV	2.500%	5/11/31	8,545	7,158
NXP BV	2.650%	2/15/32	8,289	6,891
NXP BV	5.000%	1/15/33	8,310	8,107

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.150%	11/9/29	8,735	9,134
	Oracle Corp.	2.950%	4/1/30	25,789	22,924
	Oracle Corp.	4.650%	5/6/30	7,005	6,862
	Oracle Corp.	3.250%	5/15/30	5,212	4,724
	Oracle Corp.	2.875%	3/25/31	32,538	28,107
	Oracle Corp.	6.250%	11/9/32	16,120	17,066
	Oracle Corp.	4.900%	2/6/33	12,055	11,699
	PayPal Holdings Inc.	2.850%	10/1/29	13,454	12,136
	PayPal Holdings Inc.	2.300%	6/1/30	7,610	6,558
	PayPal Holdings Inc.	4.400%	6/1/32	8,425	8,024
	PayPal Holdings Inc.	5.150%	6/1/34	7,850	7,752
	Qorvo Inc.	4.375%	10/15/29	7,099	6,699
	QUALCOMM Inc.	2.150%	5/20/30	9,785	8,469
	QUALCOMM Inc.	1.650%	5/20/32	10,397	8,192
	QUALCOMM Inc.	4.250%	5/20/32	4,075	3,895
	QUALCOMM Inc.	5.400%	5/20/33	5,900	6,110
	Quanta Services Inc.	2.900%	10/1/30	8,343	7,347
	Quanta Services Inc.	2.350%	1/15/32	3,426	2,786
	RELX Capital Inc.	3.000%	5/22/30	6,385	5,729
	RELX Capital Inc.	4.750%	5/20/32	4,405	4,265
	Roper Technologies Inc.	2.950%	9/15/29	6,630	5,963
	Roper Technologies Inc.	2.000%	6/30/30	4,986	4,166
	Roper Technologies Inc.	1.750%	2/15/31	3,832	3,087
	S&P Global Inc.	2.500%	12/1/29	4,852	4,290
	S&P Global Inc.	1.250%	8/15/30	5,493	4,438
	S&P Global Inc.	2.900%	3/1/32	13,130	11,349
[4]	S&P Global Inc.	5.250%	9/15/33	4,488	4,528
	Salesforce Inc.	1.950%	7/15/31	12,530	10,280
	ServiceNow Inc.	1.400%	9/1/30	13,097	10,633
	Skyworks Solutions Inc.	3.000%	6/1/31	4,098	3,479
	TD SYNNEX Corp.	6.100%	4/12/34	5,022	5,036
	Teledyne FLIR LLC	2.500%	8/1/30	6,621	5,640
	Texas Instruments Inc.	2.250%	9/4/29	6,654	5,882
	Texas Instruments Inc.	1.750%	5/4/30	7,926	6,694
	Texas Instruments Inc.	1.900%	9/15/31	4,814	3,976
	Texas Instruments Inc.	4.900%	3/14/33	7,000	6,984
	Texas Instruments Inc.	4.850%	2/8/34	5,000	4,953
	TSMC Arizona Corp.	2.500%	10/25/31	10,845	9,179
	TSMC Arizona Corp.	4.250%	4/22/32	6,900	6,652
	Verisk Analytics Inc.	5.750%	4/1/33	4,770	4,906
	Verisk Analytics Inc.	5.250%	6/5/34	2,122	2,089
	VMware LLC	4.700%	5/15/30	9,615	9,303
	VMware LLC	2.200%	8/15/31	12,671	10,298
	Western Digital Corp.	3.100%	2/1/32	4,290	3,489
	Workday Inc.	3.800%	4/1/32	10,922	9,814
	Xilinx Inc.	2.375%	6/1/30	7,076	6,116
					1,264,480
Utilities (3.5%)
[2]	AEP Texas Inc.	2.100%	7/1/30	4,955	4,125
	AEP Texas Inc.	4.700%	5/15/32	4,265	4,021
	AEP Texas Inc.	5.400%	6/1/33	4,100	3,990
	AEP Texas Inc.	5.700%	5/15/34	3,450	3,426
	AEP Transmission Co. LLC	5.150%	4/1/34	1,865	1,824
	AES Corp.	2.450%	1/15/31	8,533	7,025
[2]	Alabama Power Co.	1.450%	9/15/30	5,454	4,441
	Alabama Power Co.	3.050%	3/15/32	5,346	4,627
	Alabama Power Co.	3.940%	9/1/32	2,206	2,027
	Alabama Power Co.	5.850%	11/15/33	3,545	3,690
	Ameren Corp.	3.500%	1/15/31	5,864	5,285
	Ameren Illinois Co.	1.550%	11/15/30	2,605	2,108
	Ameren Illinois Co.	3.850%	9/1/32	2,634	2,390
	Ameren Illinois Co.	4.950%	6/1/33	6,293	6,143
	American Electric Power Co. Inc.	5.950%	11/1/32	2,450	2,509
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,522

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Electric Power Co. Inc.	7.050%	12/15/54	5,500	5,480
	American Water Capital Corp.	2.800%	5/1/30	5,252	4,617
	American Water Capital Corp.	2.300%	6/1/31	2,565	2,123
	American Water Capital Corp.	4.450%	6/1/32	4,625	4,406
	American Water Capital Corp.	5.150%	3/1/34	5,650	5,598
[2]	Appalachian Power Co.	2.700%	4/1/31	5,715	4,798
[2]	Appalachian Power Co.	4.500%	8/1/32	3,660	3,381
	Appalachian Power Co.	5.650%	4/1/34	3,060	3,031
	Arizona Public Service Co.	2.600%	8/15/29	4,071	3,602
	Arizona Public Service Co.	6.350%	12/15/32	1,550	1,627
	Arizona Public Service Co.	5.550%	8/1/33	4,300	4,265
	Arizona Public Service Co.	5.700%	8/15/34	2,000	1,996
	Atlantic City Electric Co.	2.300%	3/15/31	4,030	3,375
	Atmos Energy Corp.	2.625%	9/15/29	4,300	3,837
	Atmos Energy Corp.	1.500%	1/15/31	8,932	7,160
	Atmos Energy Corp.	5.450%	10/15/32	1,570	1,590
	Atmos Energy Corp.	5.900%	11/15/33	4,300	4,491
	Baltimore Gas & Electric Co.	2.250%	6/15/31	5,279	4,398
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/34	3,300	3,280
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	9,025	8,395
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	5,000	3,979
	Black Hills Corp.	3.050%	10/15/29	4,175	3,714
	Black Hills Corp.	4.350%	5/1/33	3,500	3,145
	Black Hills Corp.	6.150%	5/15/34	3,535	3,605
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,368	3,675
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,340	2,017
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	10,077	9,823
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	3,830	3,798
	CenterPoint Energy Inc.	2.950%	3/1/30	4,124	3,651
	CenterPoint Energy Inc.	2.650%	6/1/31	2,328	1,959
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,457	6,081
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	762	715
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	5,299	5,296
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	1,500	1,485
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	871
[2]	CMS Energy Corp.	4.750%	6/1/50	7,764	7,102
	CMS Energy Corp.	3.750%	12/1/50	3,304	2,750
	Commonwealth Edison Co.	2.200%	3/1/30	3,537	3,026
[2]	Commonwealth Edison Co.	3.150%	3/15/32	4,360	3,807
	Commonwealth Edison Co.	4.900%	2/1/33	2,335	2,279
	Commonwealth Edison Co.	5.300%	6/1/34	4,000	4,001
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	4,595	3,747
	Connecticut Light & Power Co.	4.900%	7/1/33	2,580	2,507
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,592	4,215
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	8,351	7,051
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,312	4,303
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	2,235	2,271
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	3,500	3,516
	Constellation Energy Generation LLC	5.800%	3/1/33	2,973	3,036
	Constellation Energy Generation LLC	6.125%	1/15/34	5,500	5,733
	Consumers Energy Co.	3.600%	8/15/32	7,093	6,369
	Consumers Energy Co.	4.625%	5/15/33	1,275	1,221
[2]	Dominion Energy Inc.	3.375%	4/1/30	14,398	13,004
[2]	Dominion Energy Inc.	2.250%	8/15/31	3,935	3,202
[2]	Dominion Energy Inc.	4.350%	8/15/32	5,907	5,506
	Dominion Energy Inc.	5.375%	11/15/32	13,668	13,555
[2]	Dominion Energy Inc.	7.000%	6/1/54	8,043	8,384
[2]	Dominion Energy Inc.	6.875%	2/1/55	6,862	7,013
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,723	3,064
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,537	2,756
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,990	2,993
	DTE Electric Co.	2.250%	3/1/30	4,825	4,165
[2]	DTE Electric Co.	2.625%	3/1/31	4,350	3,750
[2]	DTE Electric Co.	3.000%	3/1/32	5,092	4,390
	DTE Electric Co.	5.200%	4/1/33	5,355	5,347

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	5.200%	3/1/34	4,170	4,156
	DTE Energy Co.	2.950%	3/1/30	2,155	1,896
	DTE Energy Co.	5.850%	6/1/34	6,500	6,595
	Duke Energy Carolinas LLC	2.450%	8/15/29	5,053	4,454
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,808	6,826
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,616	7,339
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,164	4,423
	Duke Energy Carolinas LLC	4.950%	1/15/33	9,775	9,616
	Duke Energy Carolinas LLC	4.850%	1/15/34	3,410	3,300
	Duke Energy Corp.	2.450%	6/1/30	8,732	7,505
	Duke Energy Corp.	2.550%	6/15/31	9,342	7,824
	Duke Energy Corp.	4.500%	8/15/32	10,460	9,784
	Duke Energy Corp.	5.750%	9/15/33	6,190	6,290
	Duke Energy Corp.	5.450%	6/15/34	8,900	8,803
	Duke Energy Florida LLC	2.500%	12/1/29	3,213	2,833
	Duke Energy Florida LLC	1.750%	6/15/30	2,488	2,064
	Duke Energy Florida LLC	2.400%	12/15/31	6,085	5,049
	Duke Energy Florida LLC	5.875%	11/15/33	5,230	5,433
	Duke Energy Indiana LLC	5.250%	3/1/34	1,525	1,521
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,288	2,775
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,420	5,372
	Duke Energy Progress LLC	2.000%	8/15/31	5,187	4,227
	Duke Energy Progress LLC	3.400%	4/1/32	4,211	3,719
	Duke Energy Progress LLC	5.250%	3/15/33	4,301	4,289
	Duke Energy Progress LLC	5.100%	3/15/34	4,290	4,256
[4]	East Ohio Gas Co.	2.000%	6/15/30	2,950	2,443
	Edison International	6.950%	11/15/29	4,405	4,681
	Entergy Arkansas LLC	5.150%	1/15/33	3,785	3,737
	Entergy Arkansas LLC	5.300%	9/15/33	4,000	3,978
	Entergy Arkansas LLC	5.450%	6/1/34	1,500	1,502
	Entergy Corp.	2.800%	6/15/30	3,967	3,462
	Entergy Corp.	2.400%	6/15/31	8,179	6,750
	Entergy Corp.	7.125%	12/1/54	9,500	9,428
	Entergy Louisiana LLC	3.050%	6/1/31	5,000	4,354
	Entergy Louisiana LLC	2.350%	6/15/32	3,960	3,219
	Entergy Louisiana LLC	5.350%	3/15/34	4,150	4,118
	Entergy Mississippi LLC	5.000%	9/1/33	2,060	1,997
	Entergy Texas Inc.	1.750%	3/15/31	4,544	3,664
	Essential Utilities Inc.	2.704%	4/15/30	4,626	4,021
	Essential Utilities Inc.	5.375%	1/15/34	4,180	4,108
	Evergy Inc.	2.900%	9/15/29	5,207	4,652
[2]	Evergy Metro Inc.	2.250%	6/1/30	4,631	3,938
	Evergy Metro Inc.	4.950%	4/15/33	2,616	2,537
	Evergy Metro Inc.	5.400%	4/1/34	5,500	5,460
[4]	Evergy Missouri West Inc.	5.650%	6/1/34	1,500	1,506
[2]	Eversource Energy	1.650%	8/15/30	5,746	4,638
	Eversource Energy	2.550%	3/15/31	3,040	2,527
	Eversource Energy	5.850%	4/15/31	9,095	9,218
	Eversource Energy	3.375%	3/1/32	5,563	4,778
	Eversource Energy	5.125%	5/15/33	8,760	8,399
	Eversource Energy	5.950%	7/15/34	3,800	3,837
	Exelon Corp.	4.050%	4/15/30	11,740	11,025
	Exelon Corp.	3.350%	3/15/32	7,940	6,953
	Exelon Corp.	5.300%	3/15/33	2,845	2,825
	Exelon Corp.	5.450%	3/15/34	5,335	5,298
	FirstEnergy Corp.	2.650%	3/1/30	3,277	2,844
[2]	FirstEnergy Corp.	2.250%	9/1/30	5,742	4,807
	Florida Power & Light Co.	4.625%	5/15/30	5,390	5,281
	Florida Power & Light Co.	2.450%	2/3/32	12,714	10,597
	Florida Power & Light Co.	5.100%	4/1/33	6,430	6,401
	Florida Power & Light Co.	4.800%	5/15/33	6,690	6,505
	Florida Power & Light Co.	5.625%	4/1/34	1,605	1,654
	Florida Power & Light Co.	5.300%	6/15/34	7,000	7,060
[2]	Georgia Power Co.	2.650%	9/15/29	6,132	5,464
	Georgia Power Co.	4.700%	5/15/32	4,045	3,907

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.950%	5/17/33	9,703	9,466
	Georgia Power Co.	5.250%	3/15/34	7,550	7,529
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	2,991
	Interstate Power & Light Co.	5.700%	10/15/33	2,580	2,607
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,966	3,683
[4]	IPALCO Enterprises Inc.	5.750%	4/1/34	3,300	3,271
[2]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,381
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,340	3,359
	MidAmerican Energy Co.	6.750%	12/30/31	2,457	2,734
	MidAmerican Energy Co.	5.350%	1/15/34	270	273
	National Fuel Gas Co.	2.950%	3/1/31	3,225	2,702
	National Grid plc	5.809%	6/12/33	9,074	9,118
	National Grid plc	5.418%	1/11/34	5,546	5,427
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,157	5,322
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	4,855	4,804
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,749	2,930
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,854	1,468
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,405	3,711
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	8,774	9,027
[2]	Nevada Power Co.	2.400%	5/1/30	3,973	3,419
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,775	6,027
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	16,034	13,667
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	4,067	3,335
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,408	5,272
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	11,538	11,224
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	11,331	11,133
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	8,500	8,583
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	8,500	8,521
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,459
	NiSource Inc.	2.950%	9/1/29	9,011	8,095
	NiSource Inc.	3.600%	5/1/30	6,207	5,697
	NiSource Inc.	1.700%	2/15/31	8,353	6,652
	NiSource Inc.	5.400%	6/30/33	5,590	5,533
	NiSource Inc.	5.350%	4/1/34	5,150	5,052
	NiSource Inc.	6.950%	11/30/54	4,750	4,773
	Northern States Power Co.	2.250%	4/1/31	4,027	3,387
	NSTAR Electric Co.	3.950%	4/1/30	3,078	2,907
	NSTAR Electric Co.	5.400%	6/1/34	4,150	4,154
[2]	Ohio Power Co.	2.600%	4/1/30	2,292	1,995
[2]	Ohio Power Co.	1.625%	1/15/31	6,708	5,353
	Ohio Power Co.	5.000%	6/1/33	2,650	2,552
	Ohio Power Co.	5.650%	6/1/34	3,500	3,514
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	1,085	984
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,341	3,920
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,881	3,891
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	6,644	5,866
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,535	4,220
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	6,917	6,626
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	10,360	10,628
	ONE Gas Inc.	2.000%	5/15/30	2,810	2,379
	Pacific Gas & Electric Co.	4.550%	7/1/30	33,492	31,760
	Pacific Gas & Electric Co.	2.500%	2/1/31	28,086	23,159
	Pacific Gas & Electric Co.	3.250%	6/1/31	5,387	4,633
	Pacific Gas & Electric Co.	4.400%	3/1/32	4,478	4,097
	Pacific Gas & Electric Co.	5.900%	6/15/32	9,280	9,303
	Pacific Gas & Electric Co.	6.150%	1/15/33	6,980	7,091
	Pacific Gas & Electric Co.	6.400%	6/15/33	4,745	4,908
	Pacific Gas & Electric Co.	6.950%	3/15/34	4,905	5,282
	Pacific Gas & Electric Co.	5.800%	5/15/34	10,502	10,445
	PacifiCorp	3.500%	6/15/29	3,216	2,988
	PacifiCorp	2.700%	9/15/30	3,051	2,647
	PacifiCorp	7.700%	11/15/31	2,185	2,492
	PacifiCorp	5.450%	2/15/34	10,000	9,874
	PECO Energy Co.	4.900%	6/15/33	5,494	5,380
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	1,074	1,026

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,000	3,358
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	2,810	2,804
	Potomac Electric Power Co.	5.200%	3/15/34	1,535	1,534
	PPL Electric Utilities Corp.	5.000%	5/15/33	5,128	5,052
	PPL Electric Utilities Corp.	4.850%	2/15/34	4,230	4,114
	Progress Energy Inc.	7.000%	10/30/31	5,035	5,457
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,455	2,807
[2]	Public Service Co. of Colorado	4.100%	6/1/32	4,659	4,285
	Public Service Co. of Colorado	5.350%	5/15/34	3,000	2,973
[2]	Public Service Co. of New Hampshire	2.200%	6/15/31	655	543
	Public Service Co. of New Hampshire	5.350%	10/1/33	7,250	7,290
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,000	3,913
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,154	2,753
[2]	Public Service Electric & Gas Co.	1.900%	8/15/31	75	61
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	9,778	8,509
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,715	3,655
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,715	5,506
	Public Service Electric & Gas Co.	5.200%	8/1/33	2,725	2,727
[2]	Public Service Electric & Gas Co.	5.200%	3/1/34	3,560	3,563
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,545	9,349
	Public Service Enterprise Group Inc.	5.450%	4/1/34	4,650	4,612
	Puget Energy Inc.	4.100%	6/15/30	6,581	6,043
	Puget Sound Energy Inc.	5.330%	6/15/34	1,420	1,415
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,132	4,214
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,200	3,620
	Sempra	5.500%	8/1/33	5,781	5,778
	Sempra	6.875%	10/1/54	7,400	7,361
	Southern California Edison Co.	2.850%	8/1/29	5,065	4,545
	Southern California Edison Co.	2.250%	6/1/30	4,755	4,031
[2]	Southern California Edison Co.	2.500%	6/1/31	2,251	1,888
	Southern California Edison Co.	5.450%	6/1/31	3,500	3,526
	Southern California Edison Co.	2.750%	2/1/32	3,720	3,138
	Southern California Edison Co.	5.950%	11/1/32	6,970	7,204
	Southern California Edison Co.	6.000%	1/15/34	4,465	4,620
	Southern California Edison Co.	5.200%	6/1/34	7,500	7,321
[2]	Southern California Gas Co.	2.550%	2/1/30	7,085	6,168
	Southern California Gas Co.	5.200%	6/1/33	5,785	5,715
[2]	Southern Co.	3.700%	4/30/30	5,085	4,692
	Southern Co.	5.700%	10/15/32	4,793	4,895
	Southern Co.	5.200%	6/15/33	9,410	9,251
	Southern Co.	5.700%	3/15/34	7,310	7,437
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	2,817	2,279
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	4,435	4,406
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	3,719	3,807
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,516
	Southwest Gas Corp.	4.050%	3/15/32	5,018	4,542
	Southwestern Electric Power Co.	5.300%	4/1/33	5,696	5,519
	Spire Missouri Inc.	4.800%	2/15/33	2,793	2,713
	Tampa Electric Co.	2.400%	3/15/31	3,454	2,907
	Tucson Electric Power Co.	1.500%	8/1/30	3,093	2,509
	Tucson Electric Power Co.	3.250%	5/15/32	2,725	2,381
	Union Electric Co.	2.950%	3/15/30	3,760	3,359
	Union Electric Co.	2.150%	3/15/32	5,941	4,776
	Union Electric Co.	5.200%	4/1/34	4,085	4,053
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	7,038	6,353
	Virginia Electric & Power Co.	2.300%	11/15/31	3,390	2,790
	Virginia Electric & Power Co.	2.400%	3/30/32	4,955	4,072
	Virginia Electric & Power Co.	5.000%	4/1/33	6,770	6,593
	Virginia Electric & Power Co.	5.300%	8/15/33	4,862	4,833
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,887
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,214	4,112
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,840	2,958
	Wisconsin Power & Light Co.	3.950%	9/1/32	6,000	5,475
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,510	2,428
	Wisconsin Power & Light Co.	5.375%	3/30/34	2,190	2,175

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	2.600%	12/1/29	4,023	3,511
	Xcel Energy Inc.	3.400%	6/1/30	4,345	3,902
	Xcel Energy Inc.	2.350%	11/15/31	3,623	2,926
	Xcel Energy Inc.	4.600%	6/1/32	5,855	5,477
	Xcel Energy Inc.	5.450%	8/15/33	7,055	6,933
	Xcel Energy Inc.	5.500%	3/15/34	6,100	6,010
					1,360,037
Total Corporate Bonds (Cost $16,396,805)					15,404,006
Sovereign Bonds (4.7%)
[2]	Asian Development Bank	1.750%	9/19/29	23,817	20,843
[2]	Asian Development Bank	1.875%	1/24/30	22,843	19,955
[2]	Asian Development Bank	0.750%	10/8/30	5,050	4,037
[2]	Asian Development Bank	1.500%	3/4/31	8,814	7,324
	Asian Development Bank	3.125%	4/27/32	18,525	16,909
[2]	Asian Development Bank	3.875%	9/28/32	10,965	10,494
[2]	Asian Development Bank	4.000%	1/12/33	21,560	20,797
[2]	Asian Development Bank	3.875%	6/14/33	17,750	16,933
[2]	Asian Development Bank	4.125%	1/12/34	21,210	20,615
	Asian Infrastructure Investment Bank	4.250%	3/13/34	6,965	6,800
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.125%	4/6/30	12,860	11,729
	Equinor ASA	2.375%	5/22/30	7,561	6,598
[2]	European Bank for Reconstruction & Development	4.250%	3/13/34	8,450	8,272
	European Investment Bank	1.625%	10/9/29	19,802	17,216
	European Investment Bank	0.875%	5/17/30	21,048	17,197
	European Investment Bank	3.625%	7/15/30	40,255	38,519
	European Investment Bank	0.750%	9/23/30	10,815	8,684
	European Investment Bank	1.250%	2/14/31	36,275	29,758
	European Investment Bank	1.625%	5/13/31	12,966	10,850
	European Investment Bank	3.750%	2/14/33	42,042	39,941
	European Investment Bank	4.125%	2/13/34	36,780	35,696
[5]	Export Development Canada	4.750%	6/5/34	7,125	7,271
	Export-Import Bank of Korea	1.250%	9/21/30	6,415	5,164
	Export-Import Bank of Korea	1.375%	2/9/31	2,650	2,121
	Export-Import Bank of Korea	2.125%	1/18/32	7,760	6,382
	Export-Import Bank of Korea	4.500%	9/15/32	4,190	4,050
	Export-Import Bank of Korea	5.125%	1/11/33	8,295	8,355
	Export-Import Bank of Korea	5.125%	9/18/33	5,700	5,743
[2]	Hong Kong Government International Bond	1.750%	11/24/31	8,160	6,773
[2]	Hydro-Quebec	8.500%	12/1/29	2,675	3,107
[2]	Hydro-Quebec	9.375%	4/15/30	2,995	3,631
	Inter-American Development Bank	2.250%	6/18/29	31,310	28,275
	Inter-American Development Bank	3.500%	9/14/29	23,255	22,231
[2]	Inter-American Development Bank	1.125%	1/13/31	35,312	28,681
[2]	Inter-American Development Bank	3.500%	4/12/33	20,659	19,145
[2]	Inter-American Development Bank	4.500%	9/13/33	25,675	25,641
	International Bank for Reconstruction & Development	3.625%	9/21/29	20,800	19,999
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	35,545	31,048
	International Bank for Reconstruction & Development	3.875%	2/14/30	35,820	34,791
	International Bank for Reconstruction & Development	0.875%	5/14/30	42,213	34,482
	International Bank for Reconstruction & Development	4.000%	7/25/30	32,005	31,233
	International Bank for Reconstruction & Development	0.750%	8/26/30	22,625	18,158
	International Bank for Reconstruction & Development	4.000%	1/10/31	21,835	21,263
	International Bank for Reconstruction & Development	1.250%	2/10/31	33,977	27,783
	International Bank for Reconstruction & Development	4.500%	4/10/31	24,980	25,036
	International Bank for Reconstruction & Development	1.625%	11/3/31	46,620	38,418
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,965	26,184
	International Bank for Reconstruction & Development	4.750%	11/14/33	17,180	17,519
	International Finance Corp.	0.750%	8/27/30	8,295	6,659
[6]	Japan Bank for International Cooperation	2.000%	10/17/29	7,533	6,594
[6]	Japan Bank for International Cooperation	1.250%	1/21/31	12,546	10,161
[6]	Japan Bank for International Cooperation	4.375%	1/24/31	11,030	10,874
[6]	Japan Bank for International Cooperation	1.875%	4/15/31	17,359	14,576

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Japan Bank for International Cooperation	4.625%	4/17/34	4,235	4,232
[6]	Japan International Cooperation Agency	1.000%	7/22/30	4,550	3,666
[6]	Japan International Cooperation Agency	1.750%	4/28/31	4,288	3,546
[7]	KFW	1.750%	9/14/29	17,271	15,134
[7]	KFW	0.750%	9/30/30	17,749	14,231
[7]	KFW	4.750%	10/29/30	16,939	17,218
[7]	KFW	4.125%	7/15/33	33,710	32,776
[7]	KFW	4.375%	2/28/34	13,075	12,966
	Korea Development Bank	1.625%	1/19/31	3,690	3,002
	Korea Development Bank	2.000%	10/25/31	2,821	2,307
	Korea Development Bank	4.250%	9/8/32	3,735	3,546
	Korea Development Bank	4.375%	2/15/33	8,475	8,087
	Korea Development Bank	5.625%	10/23/33	1,810	1,888
[7]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,700	10,244
[2,7]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	8,430	8,727
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	18,640	18,128
	Province of Alberta	1.300%	7/22/30	23,144	19,098
	Province of Alberta	4.500%	1/24/34	10,395	10,182
	Province of British Columbia	1.300%	1/29/31	12,895	10,502
	Province of British Columbia	4.200%	7/6/33	12,674	12,150
	Province of British Columbia	4.750%	6/12/34	26,372	26,251
	Province of Manitoba	4.300%	7/27/33	9,625	9,296
	Province of Manitoba	4.900%	5/31/34	6,697	6,741
	Province of Ontario	2.000%	10/2/29	12,050	10,594
	Province of Ontario	1.125%	10/7/30	12,078	9,780
	Province of Ontario	1.600%	2/25/31	10,143	8,389
	Province of Ontario	1.800%	10/14/31	8,310	6,855
[2]	Province of Ontario	2.125%	1/21/32	12,417	10,436
	Province of Ontario	5.050%	4/24/34	14,455	14,768
[2]	Province of Quebec	7.500%	9/15/29	6,475	7,316
	Province of Quebec	1.350%	5/28/30	20,250	16,842
	Province of Quebec	1.900%	4/21/31	5,860	4,925
	Province of Quebec	4.500%	9/8/33	12,495	12,251
[2]	Republic of Chile	2.450%	1/31/31	12,137	10,348
[2]	Republic of Chile	2.550%	1/27/32	12,472	10,471
[2]	Republic of Chile	2.550%	7/27/33	18,718	15,164
[2]	Republic of Chile	3.500%	1/31/34	12,385	10,745
	Republic of Indonesia	3.400%	9/18/29	7,060	6,505
	Republic of Indonesia	2.850%	2/14/30	13,210	11,696
	Republic of Indonesia	3.850%	10/15/30	9,690	9,006
	Republic of Indonesia	1.850%	3/12/31	10,730	8,744
[2]	Republic of Indonesia	2.150%	7/28/31	9,965	8,181
[2]	Republic of Indonesia	3.550%	3/31/32	10,665	9,565
[2]	Republic of Indonesia	4.650%	9/20/32	10,059	9,679
[2]	Republic of Indonesia	4.850%	1/11/33	11,075	10,812
[2]	Republic of Indonesia	4.700%	2/10/34	5,498	5,305
	Republic of Italy	2.875%	10/17/29	18,955	16,863
	Republic of Korea	2.500%	6/19/29	8,355	7,586
	Republic of Korea	1.000%	9/16/30	5,270	4,256
	Republic of Korea	1.750%	10/15/31	4,875	4,017
[2]	Republic of Panama	3.160%	1/23/30	11,520	9,710
[2]	Republic of Panama	7.500%	3/1/31	7,215	7,532
[2]	Republic of Panama	2.252%	9/29/32	23,107	16,602
[2]	Republic of Panama	3.298%	1/19/33	7,546	5,859
	Republic of Peru	2.844%	6/20/30	1,225	1,074
[2]	Republic of Peru	2.783%	1/23/31	33,255	28,524
[2]	Republic of Peru	1.862%	12/1/32	8,758	6,633
	Republic of Peru	8.750%	11/21/33	17,887	21,739
[2]	Republic of Peru	3.000%	1/15/34	18,415	14,967
[2]	Republic of Poland	5.750%	11/16/32	12,620	13,061
[2]	Republic of Poland	4.875%	10/4/33	19,705	19,172
	Republic of the Philippines	9.500%	2/2/30	16,150	19,427
	Republic of the Philippines	2.457%	5/5/30	8,455	7,294
	Republic of the Philippines	7.750%	1/14/31	13,774	15,697
	Republic of the Philippines	1.648%	6/10/31	9,719	7,719

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	1.950%	1/6/32	6,210	4,966
	Republic of the Philippines	6.375%	1/15/32	10,452	11,175
	Republic of the Philippines	3.556%	9/29/32	5,505	4,901
	Republic of the Philippines	5.609%	4/13/33	6,330	6,484
	Republic of the Philippines	5.000%	7/17/33	10,075	9,903
	Republic of the Philippines	5.250%	5/14/34	8,295	8,298
	State of Israel	2.500%	1/15/30	8,730	7,336
	State of Israel	2.750%	7/3/30	16,550	13,945
	State of Israel	4.500%	1/17/33	16,238	14,576
	State of Israel	5.500%	3/12/34	24,755	23,528
[2]	Svensk Exportkredit AB	4.875%	10/4/30	10,365	10,500
[2]	United Mexican States	3.250%	4/16/30	19,534	17,158
[2]	United Mexican States	2.659%	5/24/31	27,784	22,831
[2]	United Mexican States	8.300%	8/15/31	4,800	5,660
[2]	United Mexican States	4.750%	4/27/32	23,391	21,595
[2]	United Mexican States	7.500%	4/8/33	4,700	5,236
[2]	United Mexican States	4.875%	5/19/33	19,575	18,035
[2]	United Mexican States	3.500%	2/12/34	22,405	18,199
Total Sovereign Bonds (Cost $2,007,402)					1,854,874
Taxable Municipal Bonds (0.4%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	640	630
	California GO	2.500%	10/1/29	2,850	2,555
	California GO	1.750%	11/1/30	5,000	4,177
	California GO	5.750%	10/1/31	1,200	1,264
	California GO	6.000%	3/1/33	3,100	3,327
	California GO	4.500%	4/1/33	2,000	1,939
	California GO	7.500%	4/1/34	3,385	3,907
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,300	3,174
	Connecticut GO	5.850%	3/15/32	9,085	9,599
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	50	50
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,168
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	8,300	8,351
	Illinois GO	5.100%	6/1/33	59,459	58,342
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	3,200	3,349
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	2,655	2,608
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	3,949	3,853
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,007	2,985
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,554
	Massachusetts GO	4.500%	8/1/31	5,150	4,967
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,236
	Massachusetts SO Revenue	4.110%	7/15/31	3,297	3,238
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	2,121
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,437
	New York City NY GO	5.206%	10/1/31	3,070	3,067
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,860	3,016
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,287
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,852
	University of California Revenue	3.349%	7/1/29	100	94
	University of California Revenue	1.614%	5/15/30	7,225	6,069
	Utah GO	3.539%	7/1/25	349	346
Total Taxable Municipal Bonds (Cost $171,215)					163,562

Intermediate-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[8]	Vanguard Market Liquidity Fund (Cost $70,775)	5.380%	707,865	70,780
Total Investments (99.1%) (Cost $41,290,950)				38,768,971
Other Assets and Liabilities—Net (0.9%)				367,294
Net Assets (100%)				39,136,265
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $264,889,000, representing 0.7% of net assets.
5	Guaranteed by the Government of Canada.
6	Guaranteed by the Government of Japan.
7	Guaranteed by the Federal Republic of Germany.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $41,220,175)	38,698,191
Affiliated Issuers (Cost $70,775)	70,780
Total Investments in Securities	38,768,971
Investment in Vanguard	1,138
Cash	7,309
Receivables for Investment Securities Sold	753,827
Receivables for Accrued Income	383,367
Receivables for Capital Shares Issued	31,587
Other Assets	86
Total Assets	39,946,285
Liabilities
Payables for Investment Securities Purchased	781,368
Payables for Capital Shares Redeemed	19,409
Payables for Distributions	8,376
Payables to Vanguard	867
Total Liabilities	810,020
Net Assets	39,136,265
At June 30, 2024, net assets consisted of:

Paid-in Capital	44,450,141
Total Distributable Earnings (Loss)	(5,313,876)
Net Assets	39,136,265

Investor Shares—Net Assets
Applicable to 4,503,141 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	45,592
Net Asset Value Per Share—Investor Shares	$10.12

ETF Shares—Net Assets
Applicable to 240,054,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,969,894
Net Asset Value Per Share—ETF Shares	$74.86

Admiral Shares—Net Assets
Applicable to 1,684,071,321 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,050,706
Net Asset Value Per Share—Admiral Shares	$10.12

Institutional Shares—Net Assets
Applicable to 289,555,226 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,931,559
Net Asset Value Per Share—Institutional Shares	$10.12

Institutional Plus Shares—Net Assets
Applicable to 112,452,524 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,138,514
Net Asset Value Per Share—Institutional Plus Shares	$10.12
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	712,908
Total Income	712,908
Expenses
The Vanguard Group—Note B
Investment Advisory Services	385
Management and Administrative—Investor Shares	32
Management and Administrative—ETF Shares	2,581
Management and Administrative—Admiral Shares	5,145
Management and Administrative—Institutional Shares	609
Management and Administrative—Institutional Plus Shares	152
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	354
Marketing and Distribution—Admiral Shares	447
Marketing and Distribution—Institutional Shares	54
Marketing and Distribution—Institutional Plus Shares	16
Custodian Fees	40
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	305
Shareholders’ Reports—Admiral Shares	100
Shareholders’ Reports—Institutional Shares	29
Shareholders’ Reports—Institutional Plus Shares	19
Trustees’ Fees and Expenses	11
Other Expenses	8
Total Expenses	10,288
Net Investment Income	702,620
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(442,192)
Futures Contracts	59
Swap Contracts	(155)
Realized Net Gain (Loss)	(442,288)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(428,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	(168,100)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,852,000, $2,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $334,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	702,620	1,131,986
Realized Net Gain (Loss)	(442,288)	(1,384,919)
Change in Unrealized Appreciation (Depreciation)	(428,432)	2,357,950
Net Increase (Decrease) in Net Assets Resulting from Operations	(168,100)	2,105,017
Distributions
Investor Shares	(828)	(1,751)
ETF Shares	(263,498)	(475,961)
Admiral Shares	(309,638)	(511,890)
Institutional Shares	(53,803)	(91,632)
Institutional Plus Shares	(18,531)	(49,711)
Total Distributions	(646,298)	(1,130,945)
Capital Share Transactions
Investor Shares	(6,347)	(11,845)
ETF Shares	1,548,977	3,422,614
Admiral Shares	382,381	817,668
Institutional Shares	68,713	143,565
Institutional Plus Shares	209,180	(717,429)
Net Increase (Decrease) from Capital Share Transactions	2,202,904	3,654,573
Total Increase (Decrease)	1,388,506	4,628,645
Net Assets
Beginning of Period	37,747,759	33,119,114
End of Period	39,136,265	37,747,759
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.36	$10.08	$11.89	$12.59	$11.81	$11.02
Investment Operations
Net Investment Income[1]	.182	.311	.228	.221	.271	.316
Net Realized and Unrealized Gain (Loss) on Investments	(.240)	.281	(1.806)	(.529)	.868	.787
Total from Investment Operations	(.058)	.592	(1.578)	(.308)	1.139	1.103
Distributions
Dividends from Net Investment Income	(.182)	(.312)	(.229)	(.219)	(.271)	(.313)
Distributions from Realized Capital Gains	—	—	(.003)	(.173)	(.088)	—
Total Distributions	(.182)	(.312)	(.232)	(.392)	(.359)	(.313)
Net Asset Value, End of Period	$10.12	$10.36	$10.08	$11.89	$12.59	$11.81
Total Return[2]	-0.55%	5.99%	-13.34%	-2.44%	9.71%	10.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46	$53	$63	$103	$170	$163
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.60%	3.07%	2.13%	1.81%	2.18%	2.78%
Portfolio Turnover Rate[4]	30%	63%	46%	46%	55%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$76.37	$74.25	$87.63	$92.73	$87.08	$81.27
Investment Operations
Net Investment Income[1]	1.381	2.394	1.783	1.715	2.080	2.392
Net Realized and Unrealized Gain (Loss) on Investments	(1.754)	2.087	(13.370)	(3.817)	6.313	5.816
Total from Investment Operations	(.373)	4.481	(11.587)	(2.102)	8.393	8.208
Distributions
Dividends from Net Investment Income	(1.137)	(2.361)	(1.772)	(1.719)	(2.094)	(2.398)
Distributions from Realized Capital Gains	—	—	(.021)	(1.279)	(.649)	—
Total Distributions	(1.137)	(2.361)	(1.793)	(2.998)	(2.743)	(2.398)
Net Asset Value, End of Period	$74.86	$76.37	$74.25	$87.63	$92.73	$87.08
Total Return	-0.48%	6.16%	-13.30%	-2.27%	9.71%	10.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,970	$16,751	$12,916	$14,359	$15,482	$13,546
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.71%	3.21%	2.27%	1.91%	2.27%	2.80%
Portfolio Turnover Rate[3]	30%	63%	46%	46%	55%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.36	$10.08	$11.89	$12.59	$11.81	$11.02
Investment Operations
Net Investment Income[1]	.186	.321	.238	.229	.280	.322
Net Realized and Unrealized Gain (Loss) on Investments	(.240)	.279	(1.807)	(.527)	.869	.790
Total from Investment Operations	(.054)	.600	(1.569)	(.298)	1.149	1.112
Distributions
Dividends from Net Investment Income	(.186)	(.320)	(.238)	(.229)	(.281)	(.322)
Distributions from Realized Capital Gains	—	—	(.003)	(.173)	(.088)	—
Total Distributions	(.186)	(.320)	(.241)	(.402)	(.369)	(.322)
Net Asset Value, End of Period	$10.12	$10.36	$10.08	$11.89	$12.59	$11.81
Total Return[2]	-0.51%	6.07%	-13.27%	-2.36%	9.80%	10.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,051	$17,061	$15,779	$18,773	$20,241	$16,776
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.69%	3.17%	2.24%	1.88%	2.25%	2.78%
Portfolio Turnover Rate[4]	30%	63%	46%	46%	55%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.36	$10.08	$11.89	$12.59	$11.81	$11.02
Investment Operations
Net Investment Income[1]	.187	.322	.240	.232	.283	.325
Net Realized and Unrealized Gain (Loss) on Investments	(.240)	.280	(1.807)	(.527)	.868	.790
Total from Investment Operations	(.053)	.602	(1.567)	(.295)	1.151	1.115
Distributions
Dividends from Net Investment Income	(.187)	(.322)	(.240)	(.232)	(.283)	(.325)
Distributions from Realized Capital Gains	—	—	(.003)	(.173)	(.088)	—
Total Distributions	(.187)	(.322)	(.243)	(.405)	(.371)	(.325)
Net Asset Value, End of Period	$10.12	$10.36	$10.08	$11.89	$12.59	$11.81
Total Return	-0.50%	6.09%	-13.25%	-2.34%	9.82%	10.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,932	$2,931	$2,706	$3,271	$3,527	$3,158
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.71%	3.18%	2.26%	1.90%	2.28%	2.81%
Portfolio Turnover Rate[3]	30%	63%	46%	46%	55%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.36	$10.08	$11.89	$12.59	$11.81	$11.02
Investment Operations
Net Investment Income[1]	.187	.322	.242	.233	.285	.326
Net Realized and Unrealized Gain (Loss) on Investments	(.240)	.281	(1.808)	(.527)	.868	.790
Total from Investment Operations	(.053)	.603	(1.566)	(.294)	1.153	1.116
Distributions
Dividends from Net Investment Income	(.187)	(.323)	(.241)	(.233)	(.285)	(.326)
Distributions from Realized Capital Gains	—	—	(.003)	(.173)	(.088)	—
Total Distributions	(.187)	(.323)	(.244)	(.406)	(.373)	(.326)
Net Asset Value, End of Period	$10.12	$10.36	$10.08	$11.89	$12.59	$11.81
Total Return	-0.50%	6.10%	-13.24%	-2.33%	9.83%	10.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,139	$951	$1,655	$1,786	$1,777	$1,632
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.18%	2.28%	1.91%	2.29%	2.83%
Portfolio Turnover Rate[3]	30%	63%	46%	46%	55%	50%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2024.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Intermediate-Term Bond Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at June 30, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,138,000, representing less than 0.01% of the fund’s net assets and 0.46% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Bond Index Fund
The following table summarizes the market value of the fund's investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	21,275,749	—	21,275,749
Corporate Bonds	—	15,404,006	—	15,404,006
Sovereign Bonds	—	1,854,874	—	1,854,874
Taxable Municipal Bonds	—	163,562	—	163,562
Temporary Cash Investments	70,780	—	—	70,780
Total	70,780	38,698,191	—	38,768,971
D.  Realized net gain (loss)  on derivatives for the six months ended June 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	59	—	59
Swap Contracts	—	(155)	(155)
Realized Net Gain (Loss) on Derivatives	59	(155)	(96)
E.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	41,344,523
Gross Unrealized Appreciation	160,101
Gross Unrealized Depreciation	(2,735,653)
Net Unrealized Appreciation (Depreciation)	(2,575,552)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $2,341,526,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2024, the fund purchased $2,966,166,000 of investment securities and sold $2,508,895,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,040,119,000 and $8,932,728,000, respectively. In addition, the fund purchased and sold investment securities of $1,580,512,000 and $51,799,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $3,880,000 and sales were $12,793,000, resulting in net realized loss of $1,055,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Intermediate-Term Bond Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,499	344	9,068	899
Issued in Lieu of Cash Distributions	828	82	1,751	173
Redeemed	(10,674)	(1,044)	(22,664)	(2,225)
Net Increase (Decrease)—Investor Shares	(6,347)	(618)	(11,845)	(1,153)
ETF Shares
Issued	1,601,628	21,400	3,897,934	51,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(52,651)	(700)	(475,320)	(6,500)
Net Increase (Decrease)—ETF Shares	1,548,977	20,700	3,422,614	45,400
Admiral Shares
Issued	2,177,575	214,578	4,164,775	412,108
Issued in Lieu of Cash Distributions	262,717	25,964	435,135	42,979
Redeemed	(2,057,911)	(202,946)	(3,782,242)	(374,403)
Net Increase (Decrease)—Admiral Shares	382,381	37,596	817,668	80,684
Institutional Shares
Issued	345,964	34,112	765,597	75,593
Issued in Lieu of Cash Distributions	50,356	4,976	86,496	8,540
Redeemed	(327,607)	(32,434)	(708,528)	(69,797)
Net Increase (Decrease)—Institutional Shares	68,713	6,654	143,565	14,336
Institutional Plus Shares
Issued	266,158	26,345	272,212	26,698
Issued in Lieu of Cash Distributions	18,531	1,832	26,798	2,650
Redeemed	(75,509)	(7,472)	(1,016,439)	(101,827)
Net Increase (Decrease)—Institutional Plus Shares	209,180	20,705	(717,429)	(72,479)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.

Long-Term Bond Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (48.2%)
U.S. Government Securities (47.8%)
United States Treasury Note/Bond	4.375%	5/15/34	24,992	25,000
United States Treasury Note/Bond	5.000%	5/15/37	1,360	1,443
United States Treasury Note/Bond	4.375%	2/15/38	2,450	2,444
United States Treasury Note/Bond	4.500%	5/15/38	9,285	9,369
United States Treasury Note/Bond	3.500%	2/15/39	11,341	10,196
United States Treasury Note/Bond	4.250%	5/15/39	17,520	17,118
United States Treasury Note/Bond	4.500%	8/15/39	19,300	19,354
United States Treasury Note/Bond	4.375%	11/15/39	22,976	22,718
United States Treasury Note/Bond	4.625%	2/15/40	24,000	24,367
United States Treasury Note/Bond	1.125%	5/15/40	70,796	43,517
United States Treasury Note/Bond	4.375%	5/15/40	22,435	22,120
United States Treasury Note/Bond	1.125%	8/15/40	93,051	56,645
United States Treasury Note/Bond	3.875%	8/15/40	23,175	21,480
United States Treasury Note/Bond	1.375%	11/15/40	103,440	65,232
United States Treasury Note/Bond	4.250%	11/15/40	20,095	19,458
United States Treasury Note/Bond	1.875%	2/15/41	132,746	90,806
United States Treasury Note/Bond	4.750%	2/15/41	23,860	24,490
United States Treasury Note/Bond	2.250%	5/15/41	99,110	71,684
United States Treasury Note/Bond	4.375%	5/15/41	17,510	17,165
United States Treasury Note/Bond	1.750%	8/15/41	139,722	92,260
United States Treasury Note/Bond	3.750%	8/15/41	21,370	19,293
United States Treasury Note/Bond	2.000%	11/15/41	118,650	81,461
United States Treasury Note/Bond	3.125%	11/15/41	22,772	18,751
United States Treasury Note/Bond	2.375%	2/15/42	82,576	60,100
United States Treasury Note/Bond	3.125%	2/15/42	26,837	22,031
United States Treasury Note/Bond	3.000%	5/15/42	22,965	18,426
United States Treasury Note/Bond	3.250%	5/15/42	78,993	65,663
United States Treasury Note/Bond	2.750%	8/15/42	18,588	14,287
United States Treasury Note/Bond	3.375%	8/15/42	67,798	57,268
United States Treasury Note/Bond	2.750%	11/15/42	41,353	31,680
United States Treasury Note/Bond	4.000%	11/15/42	63,679	58,684
United States Treasury Note/Bond	3.125%	2/15/43	36,430	29,486
United States Treasury Note/Bond	3.875%	2/15/43	65,566	59,255
United States Treasury Note/Bond	2.875%	5/15/43	56,435	43,790
United States Treasury Note/Bond	3.875%	5/15/43	63,608	57,397
United States Treasury Note/Bond	3.625%	8/15/43	40,404	35,088
United States Treasury Note/Bond	4.375%	8/15/43	68,280	65,912
United States Treasury Note/Bond	3.750%	11/15/43	33,930	29,980
United States Treasury Note/Bond	4.750%	11/15/43	74,460	75,461
United States Treasury Note/Bond	3.625%	2/15/44	41,074	35,561
United States Treasury Note/Bond	4.500%	2/15/44	73,114	71,732
United States Treasury Note/Bond	3.375%	5/15/44	38,063	31,699
United States Treasury Note/Bond	4.625%	5/15/44	19,850	19,813
United States Treasury Note/Bond	3.125%	8/15/44	54,381	43,437
United States Treasury Note/Bond	3.000%	11/15/44	45,980	35,900
United States Treasury Note/Bond	2.500%	2/15/45	57,876	41,264
United States Treasury Note/Bond	3.000%	5/15/45	29,885	23,222
United States Treasury Note/Bond	2.875%	8/15/45	39,727	30,155
United States Treasury Note/Bond	3.000%	11/15/45	20,915	16,190
United States Treasury Note/Bond	2.500%	2/15/46	48,700	34,303
United States Treasury Note/Bond	2.500%	5/15/46	48,651	34,177
United States Treasury Note/Bond	2.250%	8/15/46	61,291	40,835
United States Treasury Note/Bond	2.875%	11/15/46	25,209	18,919
United States Treasury Note/Bond	3.000%	2/15/47	50,559	38,741
United States Treasury Note/Bond	3.000%	5/15/47	35,617	27,241
United States Treasury Note/Bond	2.750%	8/15/47	57,886	42,166
United States Treasury Note/Bond	2.750%	11/15/47	56,021	40,729
United States Treasury Note/Bond	3.000%	2/15/48	64,960	49,420
United States Treasury Note/Bond	3.125%	5/15/48	69,956	54,391

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	8/15/48	77,003	58,426
	United States Treasury Note/Bond	3.375%	11/15/48	79,831	64,837
	United States Treasury Note/Bond	3.000%	2/15/49	85,346	64,650
	United States Treasury Note/Bond	2.875%	5/15/49	80,470	59,435
	United States Treasury Note/Bond	2.250%	8/15/49	56,765	36,684
	United States Treasury Note/Bond	2.375%	11/15/49	73,936	49,087
	United States Treasury Note/Bond	2.000%	2/15/50	81,009	49,188
	United States Treasury Note/Bond	1.250%	5/15/50	107,206	53,100
	United States Treasury Note/Bond	1.375%	8/15/50	100,809	51,570
	United States Treasury Note/Bond	1.625%	11/15/50	109,494	59,914
	United States Treasury Note/Bond	1.875%	2/15/51	124,914	72,919
	United States Treasury Note/Bond	2.375%	5/15/51	133,116	87,648
	United States Treasury Note/Bond	2.000%	8/15/51	134,529	80,802
	United States Treasury Note/Bond	1.875%	11/15/51	124,920	72,493
	United States Treasury Note/Bond	2.250%	2/15/52	118,183	75,268
	United States Treasury Note/Bond	2.875%	5/15/52	108,389	79,429
	United States Treasury Note/Bond	3.000%	8/15/52	100,281	75,430
	United States Treasury Note/Bond	4.000%	11/15/52	102,015	92,929
	United States Treasury Note/Bond	3.625%	2/15/53	94,504	80,387
	United States Treasury Note/Bond	3.625%	5/15/53	95,746	81,489
	United States Treasury Note/Bond	4.125%	8/15/53	114,706	106,820
	United States Treasury Note/Bond	4.750%	11/15/53	103,500	107,009
	United States Treasury Note/Bond	4.250%	2/15/54	120,667	114,916
	United States Treasury Note/Bond	4.625%	5/15/54	84,965	86,147
					3,991,351
Agency Bonds and Notes (0.4%)
	Federal Home Loan Banks	5.625%	3/14/36	900	971
	Federal Home Loan Banks	5.500%	7/15/36	2,565	2,769
[1,2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	215	106
[2]	Federal National Mortgage Assn.	5.625%	7/15/37	3,306	3,605
[2]	Federal National Mortgage Assn.	6.210%	8/6/38	930	1,074
	Tennessee Valley Authority	4.650%	6/15/35	3,180	3,158
	Tennessee Valley Authority	5.880%	4/1/36	4,370	4,794
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,106
	Tennessee Valley Authority	6.150%	1/15/38	385	432
	Tennessee Valley Authority	5.500%	6/15/38	1,240	1,313
	Tennessee Valley Authority	5.250%	9/15/39	3,665	3,774
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,605
	Tennessee Valley Authority	4.250%	9/15/52	985	865
	Tennessee Valley Authority	5.375%	4/1/56	1,020	1,057
	Tennessee Valley Authority	4.625%	9/15/60	1,110	1,011
	Tennessee Valley Authority	4.250%	9/15/65	2,830	2,401
					31,041
Total U.S. Government and Agency Obligations (Cost $5,020,797)					4,022,392
Corporate Bonds (45.0%)
Communications (5.3%)
	Alphabet Inc.	1.900%	8/15/40	1,610	1,049
	Alphabet Inc.	2.050%	8/15/50	6,275	3,563
	Alphabet Inc.	2.250%	8/15/60	2,391	1,322
	America Movil SAB de CV	6.375%	3/1/35	1,353	1,448
	America Movil SAB de CV	6.125%	11/15/37	930	979
	America Movil SAB de CV	6.125%	3/30/40	3,737	3,874
	America Movil SAB de CV	4.375%	7/16/42	1,784	1,514
	America Movil SAB de CV	4.375%	4/22/49	2,496	2,065
	AT&T Inc.	4.500%	5/15/35	5,559	5,119
	AT&T Inc.	5.250%	3/1/37	985	956
	AT&T Inc.	4.900%	8/15/37	2,683	2,504
	AT&T Inc.	4.850%	3/1/39	5,310	4,864
	AT&T Inc.	5.350%	9/1/40	135	129
	AT&T Inc.	3.500%	6/1/41	6,234	4,769
	AT&T Inc.	4.300%	12/15/42	2,195	1,826
	AT&T Inc.	4.650%	6/1/44	980	837
	AT&T Inc.	4.800%	6/15/44	818	710
	AT&T Inc.	4.350%	6/15/45	1,032	855
	AT&T Inc.	4.750%	5/15/46	3,985	3,450
[1]	AT&T Inc.	5.150%	11/15/46	1,882	1,747
	AT&T Inc.	5.450%	3/1/47	265	256
	AT&T Inc.	4.500%	3/9/48	3,785	3,121

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.550%	3/9/49	1,310	1,086
	AT&T Inc.	3.650%	6/1/51	5,921	4,181
	AT&T Inc.	3.500%	9/15/53	13,956	9,472
	AT&T Inc.	3.550%	9/15/55	14,655	9,874
	AT&T Inc.	3.800%	12/1/57	10,814	7,551
	AT&T Inc.	3.650%	9/15/59	13,485	9,051
	AT&T Inc.	3.850%	6/1/60	2,378	1,659
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,316	1,935
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	695	563
[1]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	970	696
[1]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	1,610	1,059
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,505	1,086
	Charter Communications Operating LLC	6.384%	10/23/35	3,265	3,183
	Charter Communications Operating LLC	5.375%	4/1/38	1,367	1,194
	Charter Communications Operating LLC	3.500%	6/1/41	1,937	1,302
	Charter Communications Operating LLC	3.500%	3/1/42	3,910	2,611
	Charter Communications Operating LLC	6.484%	10/23/45	5,997	5,485
	Charter Communications Operating LLC	5.375%	5/1/47	4,459	3,564
	Charter Communications Operating LLC	5.750%	4/1/48	5,109	4,283
	Charter Communications Operating LLC	5.125%	7/1/49	547	421
	Charter Communications Operating LLC	4.800%	3/1/50	5,488	4,034
	Charter Communications Operating LLC	3.700%	4/1/51	3,521	2,149
	Charter Communications Operating LLC	3.900%	6/1/52	4,311	2,702
	Charter Communications Operating LLC	5.250%	4/1/53	3,352	2,634
	Charter Communications Operating LLC	3.850%	4/1/61	2,870	1,683
	Charter Communications Operating LLC	4.400%	12/1/61	1,850	1,208
	Charter Communications Operating LLC	3.950%	6/30/62	2,578	1,527
	Charter Communications Operating LLC	5.500%	4/1/63	2,115	1,644
	Comcast Corp.	4.200%	8/15/34	1,560	1,430
	Comcast Corp.	5.650%	6/15/35	754	774
	Comcast Corp.	4.400%	8/15/35	2,192	2,028
	Comcast Corp.	3.200%	7/15/36	2,171	1,754
	Comcast Corp.	3.900%	3/1/38	1,750	1,481
	Comcast Corp.	4.600%	10/15/38	2,672	2,432
	Comcast Corp.	3.250%	11/1/39	1,925	1,481
	Comcast Corp.	3.750%	4/1/40	4,043	3,285
	Comcast Corp.	4.650%	7/15/42	394	353
	Comcast Corp.	4.600%	8/15/45	1,005	874
	Comcast Corp.	3.400%	7/15/46	2,504	1,809
	Comcast Corp.	4.000%	8/15/47	1,362	1,070
	Comcast Corp.	3.969%	11/1/47	2,815	2,194
	Comcast Corp.	4.000%	3/1/48	2,259	1,775
	Comcast Corp.	4.700%	10/15/48	2,965	2,625
	Comcast Corp.	3.999%	11/1/49	4,457	3,474
	Comcast Corp.	3.450%	2/1/50	3,991	2,819
	Comcast Corp.	2.800%	1/15/51	3,862	2,380
	Comcast Corp.	2.887%	11/1/51	9,256	5,779
	Comcast Corp.	2.450%	8/15/52	920	518
	Comcast Corp.	4.049%	11/1/52	985	763
	Comcast Corp.	5.350%	5/15/53	3,251	3,115
	Comcast Corp.	5.650%	6/1/54	2,500	2,496
	Comcast Corp.	2.937%	11/1/56	11,828	7,136
	Comcast Corp.	4.950%	10/15/58	1,894	1,691
	Comcast Corp.	2.650%	8/15/62	2,135	1,163
	Comcast Corp.	2.987%	11/1/63	6,410	3,760
	Comcast Corp.	5.500%	5/15/64	3,375	3,248
	Electronic Arts Inc.	2.950%	2/15/51	1,610	1,039
	Fox Corp.	5.476%	1/25/39	1,952	1,861
	Fox Corp.	5.576%	1/25/49	2,941	2,699
	Grupo Televisa SAB	6.625%	1/15/40	695	686
	Grupo Televisa SAB	5.000%	5/13/45	1,585	1,315
	Grupo Televisa SAB	6.125%	1/31/46	1,575	1,515
	Grupo Televisa SAB	5.250%	5/24/49	1,251	1,081
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	500	366
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,081	1,000
	Meta Platforms Inc.	4.450%	8/15/52	4,730	4,078
	Meta Platforms Inc.	5.600%	5/15/53	4,527	4,621
	Meta Platforms Inc.	4.650%	8/15/62	2,323	2,007
	Meta Platforms Inc.	5.750%	5/15/63	2,987	3,071
	NBCUniversal Media LLC	4.450%	1/15/43	1,910	1,649

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Orange SA	5.375%	1/13/42	1,570	1,499
	Orange SA	5.500%	2/6/44	1,536	1,483
	Paramount Global	6.875%	4/30/36	1,648	1,542
	Paramount Global	5.900%	10/15/40	630	511
	Paramount Global	4.850%	7/1/42	1,266	920
	Paramount Global	4.375%	3/15/43	2,880	1,910
	Paramount Global	5.850%	9/1/43	1,665	1,308
	Paramount Global	5.250%	4/1/44	727	528
	Paramount Global	4.900%	8/15/44	576	400
	Paramount Global	4.600%	1/15/45	1,459	987
	Paramount Global	4.950%	5/19/50	1,207	844
	Rogers Communications Inc.	4.500%	3/15/42	1,735	1,468
	Rogers Communications Inc.	4.500%	3/15/43	1,990	1,662
	Rogers Communications Inc.	5.450%	10/1/43	920	871
	Rogers Communications Inc.	5.000%	3/15/44	1,984	1,772
	Rogers Communications Inc.	4.300%	2/15/48	501	396
	Rogers Communications Inc.	4.350%	5/1/49	1,636	1,301
	Rogers Communications Inc.	3.700%	11/15/49	1,075	760
	Rogers Communications Inc.	4.550%	3/15/52	4,515	3,682
	Telefonica Emisiones SA	7.045%	6/20/36	3,659	3,986
	Telefonica Emisiones SA	4.665%	3/6/38	921	811
	Telefonica Emisiones SA	5.213%	3/8/47	3,577	3,169
	Telefonica Emisiones SA	4.895%	3/6/48	2,161	1,828
	Telefonica Emisiones SA	5.520%	3/1/49	2,664	2,465
	TELUS Corp.	4.600%	11/16/48	1,000	836
	TELUS Corp.	4.300%	6/15/49	981	774
	Thomson Reuters Corp.	5.500%	8/15/35	594	597
	Thomson Reuters Corp.	5.850%	4/15/40	940	964
	Thomson Reuters Corp.	5.650%	11/23/43	720	708
	Time Warner Cable LLC	6.550%	5/1/37	2,037	1,930
	Time Warner Cable LLC	7.300%	7/1/38	2,823	2,855
	Time Warner Cable LLC	6.750%	6/15/39	2,266	2,194
	Time Warner Cable LLC	5.875%	11/15/40	1,807	1,572
	Time Warner Cable LLC	5.500%	9/1/41	2,597	2,171
	Time Warner Cable LLC	4.500%	9/15/42	2,680	1,966
	T-Mobile USA Inc.	4.375%	4/15/40	3,385	2,933
	T-Mobile USA Inc.	3.000%	2/15/41	4,631	3,310
	T-Mobile USA Inc.	4.500%	4/15/50	6,438	5,376
	T-Mobile USA Inc.	3.300%	2/15/51	5,970	4,032
	T-Mobile USA Inc.	3.400%	10/15/52	5,897	4,025
	T-Mobile USA Inc.	5.650%	1/15/53	2,002	1,974
	T-Mobile USA Inc.	5.750%	1/15/54	2,555	2,543
	T-Mobile USA Inc.	6.000%	6/15/54	2,305	2,386
	T-Mobile USA Inc.	3.600%	11/15/60	3,594	2,422
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	964	815
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,252	992
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,210	1,843
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	360	245
	Verizon Communications Inc.	4.400%	11/1/34	3,856	3,573
	Verizon Communications Inc.	4.272%	1/15/36	1,918	1,736
	Verizon Communications Inc.	5.250%	3/16/37	2,638	2,605
	Verizon Communications Inc.	4.812%	3/15/39	3,796	3,520
	Verizon Communications Inc.	2.650%	11/20/40	4,485	3,090
	Verizon Communications Inc.	3.400%	3/22/41	8,007	6,120
	Verizon Communications Inc.	2.850%	9/3/41	1,994	1,397
	Verizon Communications Inc.	4.750%	11/1/41	1,534	1,413
	Verizon Communications Inc.	3.850%	11/1/42	925	733
	Verizon Communications Inc.	4.125%	8/15/46	1,861	1,504
	Verizon Communications Inc.	4.862%	8/21/46	4,827	4,380
	Verizon Communications Inc.	4.522%	9/15/48	2,782	2,385
	Verizon Communications Inc.	2.875%	11/20/50	5,090	3,201
	Verizon Communications Inc.	3.550%	3/22/51	9,552	6,875
	Verizon Communications Inc.	3.875%	3/1/52	1,690	1,283
	Verizon Communications Inc.	5.500%	2/23/54	1,780	1,743
	Verizon Communications Inc.	5.012%	8/21/54	205	187
	Verizon Communications Inc.	4.672%	3/15/55	1,040	899
	Verizon Communications Inc.	2.987%	10/30/56	8,128	4,976
	Verizon Communications Inc.	3.000%	11/20/60	3,778	2,262
	Verizon Communications Inc.	3.700%	3/22/61	5,734	4,044
	Vodafone Group plc	6.150%	2/27/37	3,355	3,558

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	4.375%	2/19/43	3,376	2,944
	Vodafone Group plc	5.250%	5/30/48	1,905	1,758
	Vodafone Group plc	4.875%	6/19/49	2,620	2,267
	Vodafone Group plc	4.250%	9/17/50	2,234	1,743
	Vodafone Group plc	5.625%	2/10/53	780	747
	Vodafone Group plc	5.750%	6/28/54	3,800	3,679
	Vodafone Group plc	5.125%	6/19/59	580	503
	Vodafone Group plc	5.750%	2/10/63	1,220	1,156
	Vodafone Group plc	5.875%	6/28/64	1,775	1,706
	Walt Disney Co.	6.200%	12/15/34	1,395	1,516
	Walt Disney Co.	6.400%	12/15/35	1,711	1,873
	Walt Disney Co.	6.150%	3/1/37	728	787
	Walt Disney Co.	6.650%	11/15/37	1,885	2,120
	Walt Disney Co.	4.625%	3/23/40	1,310	1,210
	Walt Disney Co.	3.500%	5/13/40	4,254	3,392
	Walt Disney Co.	6.150%	2/15/41	394	422
	Walt Disney Co.	5.400%	10/1/43	1,144	1,130
	Walt Disney Co.	4.750%	9/15/44	2,162	1,953
	Walt Disney Co.	4.750%	11/15/46	1,212	1,089
	Walt Disney Co.	2.750%	9/1/49	3,529	2,240
	Walt Disney Co.	4.700%	3/23/50	2,761	2,494
	Walt Disney Co.	3.600%	1/13/51	4,888	3,644
	Walt Disney Co.	3.800%	5/13/60	2,920	2,165
	Warnermedia Holdings Inc.	5.050%	3/15/42	11,055	8,984
	Warnermedia Holdings Inc.	5.141%	3/15/52	12,541	9,759
	Warnermedia Holdings Inc.	5.391%	3/15/62	6,005	4,684
					438,504
Consumer Discretionary (2.6%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	669	617
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,231	1,893
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,055	1,380
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,265	2,580
	Alibaba Group Holding Ltd.	3.150%	2/9/51	2,911	1,853
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,629	1,284
	Alibaba Group Holding Ltd.	3.250%	2/9/61	795	484
	Amazon.com Inc.	4.800%	12/5/34	3,030	3,008
	Amazon.com Inc.	3.875%	8/22/37	6,360	5,616
	Amazon.com Inc.	2.875%	5/12/41	722	530
	Amazon.com Inc.	4.950%	12/5/44	885	855
	Amazon.com Inc.	4.050%	8/22/47	5,025	4,187
	Amazon.com Inc.	2.500%	6/3/50	3,909	2,391
	Amazon.com Inc.	3.100%	5/12/51	5,665	3,893
	Amazon.com Inc.	3.950%	4/13/52	5,569	4,483
	Amazon.com Inc.	4.250%	8/22/57	4,325	3,623
	Amazon.com Inc.	2.700%	6/3/60	4,392	2,585
	Amazon.com Inc.	3.250%	5/12/61	3,475	2,318
	Amazon.com Inc.	4.100%	4/13/62	2,159	1,726
[1]	American University	3.672%	4/1/49	980	765
	Aptiv plc	4.400%	10/1/46	450	351
	Aptiv plc	5.400%	3/15/49	650	582
	Aptiv plc	3.100%	12/1/51	2,980	1,818
	Aptiv plc	4.150%	5/1/52	1,095	815
	BorgWarner Inc.	4.375%	3/15/45	1,193	952
[1]	Brown University	2.924%	9/1/50	676	466
	Brunswick Corp.	5.100%	4/1/52	691	538
[1]	California Endowment	2.498%	4/1/51	880	541
	California Institute of Technology	4.321%	8/1/45	410	365
	California Institute of Technology	4.700%	11/1/11	320	273
	California Institute of Technology	3.650%	9/1/19	995	662
[1]	Case Western Reserve University	5.405%	6/1/22	345	328
[3]	Choice Hotels International Inc.	5.850%	8/1/34	750	739
	Claremont Mckenna College	3.775%	1/1/22	650	433
	Darden Restaurants Inc.	4.550%	2/15/48	700	569
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,477	1,041
[1]	Duke University	2.682%	10/1/44	575	420
[1]	Duke University	2.757%	10/1/50	670	440
[1]	Duke University	2.832%	10/1/55	827	536
	eBay Inc.	4.000%	7/15/42	1,447	1,157
	eBay Inc.	3.650%	5/10/51	795	566

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Emory University	2.969%	9/1/50	950	650
[1]	Ford Foundation	2.415%	6/1/50	631	380
[1]	Ford Foundation	2.815%	6/1/70	854	497
	Ford Motor Co.	4.750%	1/15/43	3,783	3,063
	Ford Motor Co.	7.400%	11/1/46	735	794
	Ford Motor Co.	5.291%	12/8/46	2,151	1,880
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,025	806
	General Motors Co.	5.000%	4/1/35	1,749	1,636
	General Motors Co.	6.600%	4/1/36	2,187	2,291
	General Motors Co.	5.150%	4/1/38	1,875	1,724
	General Motors Co.	6.250%	10/2/43	2,817	2,806
	General Motors Co.	5.200%	4/1/45	2,312	2,029
	General Motors Co.	6.750%	4/1/46	1,085	1,135
	General Motors Co.	5.400%	4/1/48	986	883
	General Motors Co.	5.950%	4/1/49	1,770	1,717
[1]	George Washington University	4.300%	9/15/44	801	715
	George Washington University	4.868%	9/15/45	715	680
[1]	George Washington University	4.126%	9/15/48	799	679
[1]	Georgetown University	4.315%	4/1/49	396	343
[1]	Georgetown University	2.943%	4/1/50	642	431
	Georgetown University	5.115%	4/1/53	710	700
[1]	Georgetown University	5.215%	10/1/18	430	396
	Harley-Davidson Inc.	4.625%	7/28/45	640	518
	Hasbro Inc.	6.350%	3/15/40	474	484
	Hasbro Inc.	5.100%	5/15/44	832	714
	Home Depot Inc.	5.875%	12/16/36	4,685	4,965
	Home Depot Inc.	3.300%	4/15/40	2,270	1,767
	Home Depot Inc.	5.400%	9/15/40	1,244	1,242
	Home Depot Inc.	5.950%	4/1/41	1,869	1,976
	Home Depot Inc.	4.200%	4/1/43	2,031	1,722
	Home Depot Inc.	4.875%	2/15/44	1,896	1,756
	Home Depot Inc.	4.400%	3/15/45	1,987	1,719
	Home Depot Inc.	4.250%	4/1/46	2,917	2,454
	Home Depot Inc.	3.900%	6/15/47	1,801	1,423
	Home Depot Inc.	4.500%	12/6/48	925	802
	Home Depot Inc.	3.125%	12/15/49	2,201	1,500
	Home Depot Inc.	3.350%	4/15/50	3,168	2,253
	Home Depot Inc.	2.375%	3/15/51	1,772	1,017
	Home Depot Inc.	2.750%	9/15/51	2,475	1,541
	Home Depot Inc.	3.625%	4/15/52	3,060	2,264
	Home Depot Inc.	4.950%	9/15/52	1,440	1,332
	Home Depot Inc.	5.300%	6/25/54	3,530	3,447
	Home Depot Inc.	3.500%	9/15/56	1,263	896
	Home Depot Inc.	5.400%	6/25/64	1,347	1,313
[1]	Howard University	5.209%	10/1/52	475	426
	JD.com Inc.	4.125%	1/14/50	670	515
[1]	Johns Hopkins University	4.083%	7/1/53	880	744
[1]	Johns Hopkins University	2.813%	1/1/60	808	510
	Lear Corp.	5.250%	5/15/49	1,175	1,043
	Lear Corp.	3.550%	1/15/52	700	478
	Leggett & Platt Inc.	3.500%	11/15/51	534	348
	Leland Stanford Junior University	3.647%	5/1/48	994	800
	Leland Stanford Junior University	2.413%	6/1/50	765	478
	Lowe's Cos. Inc.	5.000%	4/15/40	525	490
	Lowe's Cos. Inc.	2.800%	9/15/41	1,001	686
	Lowe's Cos. Inc.	4.250%	9/15/44	448	358
	Lowe's Cos. Inc.	3.700%	4/15/46	2,881	2,116
	Lowe's Cos. Inc.	4.050%	5/3/47	2,310	1,784
	Lowe's Cos. Inc.	4.550%	4/5/49	1,645	1,362
	Lowe's Cos. Inc.	5.125%	4/15/50	785	711
	Lowe's Cos. Inc.	3.000%	10/15/50	3,340	2,091
	Lowe's Cos. Inc.	4.250%	4/1/52	738	580
	Lowe's Cos. Inc.	5.625%	4/15/53	2,685	2,600
	Lowe's Cos. Inc.	5.750%	7/1/53	845	833
	Lowe's Cos. Inc.	4.450%	4/1/62	2,660	2,070
	Lowe's Cos. Inc.	5.800%	9/15/62	2,060	2,001
	Lowe's Cos. Inc.	5.850%	4/1/63	1,470	1,434
	Masco Corp.	4.500%	5/15/47	519	429
	Masco Corp.	3.125%	2/15/51	605	392
[1]	Massachusetts Institute of Technology	3.959%	7/1/38	738	673

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Massachusetts Institute of Technology	2.989%	7/1/50	1,121	787
[1]	Massachusetts Institute of Technology	2.294%	7/1/51	524	314
	Massachusetts Institute of Technology	3.067%	4/1/52	1,280	909
	Massachusetts Institute of Technology	5.600%	7/1/11	985	1,041
	Massachusetts Institute of Technology	4.678%	7/1/14	670	594
	Massachusetts Institute of Technology	3.885%	7/1/16	896	660
[1]	McDonald's Corp.	4.700%	12/9/35	1,753	1,665
[1]	McDonald's Corp.	6.300%	10/15/37	1,449	1,553
[1]	McDonald's Corp.	6.300%	3/1/38	1,731	1,856
[1]	McDonald's Corp.	5.700%	2/1/39	902	922
[1]	McDonald's Corp.	4.875%	7/15/40	1,065	982
[1]	McDonald's Corp.	3.700%	2/15/42	664	520
[1]	McDonald's Corp.	3.625%	5/1/43	1,035	790
[1]	McDonald's Corp.	4.600%	5/26/45	944	817
[1]	McDonald's Corp.	4.875%	12/9/45	1,901	1,708
[1]	McDonald's Corp.	4.450%	3/1/47	1,203	1,010
[1]	McDonald's Corp.	4.450%	9/1/48	760	638
[1]	McDonald's Corp.	3.625%	9/1/49	2,905	2,107
[1]	McDonald's Corp.	4.200%	4/1/50	1,770	1,412
[1]	McDonald's Corp.	5.150%	9/9/52	1,875	1,731
	McDonald's Corp.	5.450%	8/14/53	1,325	1,280
	MDC Holdings Inc.	6.000%	1/15/43	1,513	1,591
	NIKE Inc.	3.250%	3/27/40	1,755	1,369
	NIKE Inc.	3.625%	5/1/43	1,180	932
	NIKE Inc.	3.875%	11/1/45	1,989	1,596
	NIKE Inc.	3.375%	11/1/46	985	726
	NIKE Inc.	3.375%	3/27/50	1,633	1,176
[1]	Northeastern University	2.894%	10/1/50	995	674
[1]	Northwestern University	4.643%	12/1/44	957	906
[1]	Northwestern University	2.640%	12/1/50	764	501
[1]	Northwestern University	3.662%	12/1/57	452	343
	Owens Corning	7.000%	12/1/36	745	827
	Owens Corning	4.300%	7/15/47	1,405	1,129
	Owens Corning	4.400%	1/30/48	577	465
	Owens Corning	5.950%	6/15/54	1,275	1,284
[1]	President & Fellows of Harvard College	4.609%	2/15/35	800	783
	President & Fellows of Harvard College	4.875%	10/15/40	478	466
	President & Fellows of Harvard College	3.150%	7/15/46	175	129
	President & Fellows of Harvard College	2.517%	10/15/50	947	598
	President & Fellows of Harvard College	3.745%	11/15/52	930	748
	President & Fellows of Harvard College	3.300%	7/15/56	970	696
	PulteGroup Inc.	6.000%	2/15/35	641	659
[1]	Rockefeller Foundation	2.492%	10/1/50	936	580
	Snap-on Inc.	4.100%	3/1/48	564	461
	Snap-on Inc.	3.100%	5/1/50	1,285	875
	Stanley Black & Decker Inc.	5.200%	9/1/40	880	821
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,038	877
	Stanley Black & Decker Inc.	2.750%	11/15/50	1,065	610
	Starbucks Corp.	4.300%	6/15/45	845	695
	Starbucks Corp.	3.750%	12/1/47	1,007	747
	Starbucks Corp.	4.500%	11/15/48	1,950	1,627
	Starbucks Corp.	4.450%	8/15/49	1,020	840
	Starbucks Corp.	3.350%	3/12/50	910	621
	Starbucks Corp.	3.500%	11/15/50	1,540	1,084
	Thomas Jefferson University	3.847%	11/1/57	690	516
	TJX Cos. Inc.	4.500%	4/15/50	882	784
[1]	Trustees of Boston College	3.129%	7/1/52	835	587
[1]	Trustees of Boston University	4.061%	10/1/48	898	761
	Trustees of Princeton University	5.700%	3/1/39	530	565
[1]	Trustees of Princeton University	2.516%	7/1/50	985	636
	Trustees of Princeton University	4.201%	3/1/52	480	422
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/50	365	222
	Trustees of the University of Pennsylvania	4.674%	9/1/12	490	430
	Trustees of the University of Pennsylvania	3.610%	2/15/19	635	433
[1]	University of Chicago	2.761%	4/1/45	600	458
[1]	University of Chicago	2.547%	4/1/50	493	323
[1]	University of Chicago	4.003%	10/1/53	888	725
[1]	University of Miami	4.063%	4/1/52	940	757
[1]	University of Notre Dame du Lac	3.438%	2/15/45	737	578
[1]	University of Notre Dame du Lac	3.394%	2/15/48	903	696

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	University of Southern California	3.028%	10/1/39	637	510
[1]	University of Southern California	3.841%	10/1/47	895	736
	University of Southern California	2.805%	10/1/50	936	620
[1]	University of Southern California	2.945%	10/1/51	620	420
	University of Southern California	4.976%	10/1/53	685	664
	University of Southern California	5.250%	10/1/11	600	585
[1]	University of Southern California	3.226%	10/1/20	561	335
[1]	Washington University	3.524%	4/15/54	995	762
	Washington University	4.349%	4/15/22	930	752
	Whirlpool Corp.	4.500%	6/1/46	920	737
	Whirlpool Corp.	4.600%	5/15/50	995	793
[1]	William Marsh Rice University	3.574%	5/15/45	674	545
[1]	William Marsh Rice University	3.774%	5/15/55	450	361
[1]	Yale University	2.402%	4/15/50	675	420
					216,820
Consumer Staples (3.3%)
	Altria Group Inc.	5.800%	2/14/39	3,054	3,052
	Altria Group Inc.	3.400%	2/4/41	2,134	1,536
	Altria Group Inc.	4.250%	8/9/42	1,767	1,405
	Altria Group Inc.	4.500%	5/2/43	1,151	946
	Altria Group Inc.	5.375%	1/31/44	1,942	1,820
	Altria Group Inc.	3.875%	9/16/46	3,046	2,194
	Altria Group Inc.	5.950%	2/14/49	3,367	3,303
	Altria Group Inc.	4.450%	5/6/50	1,530	1,174
	Altria Group Inc.	3.700%	2/4/51	3,142	2,116
	Altria Group Inc.	6.200%	2/14/59	230	229
	Altria Group Inc.	4.000%	2/4/61	925	641
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,127	8,697
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	18,202	16,762
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,417	1,343
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,490	2,218
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,253	2,976
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,095	1,148
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,979	3,622
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,797	2,285
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	4,927	4,995
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,253	1,584
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	2,094	1,847
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,853	1,737
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	765	677
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,391	3,759
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,704	7,761
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,888	1,672
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,580	2,686
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,025	1,037
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	612
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	417
	Archer-Daniels-Midland Co.	2.700%	9/15/51	665	408
	BAT Capital Corp.	4.390%	8/15/37	3,890	3,282
	BAT Capital Corp.	7.079%	8/2/43	2,060	2,175
	BAT Capital Corp.	4.540%	8/15/47	3,123	2,399
	BAT Capital Corp.	4.758%	9/6/49	770	606
	BAT Capital Corp.	5.282%	4/2/50	1,209	1,021
	BAT Capital Corp.	5.650%	3/16/52	1,265	1,130
	BAT Capital Corp.	7.081%	8/2/53	1,790	1,905
	Brown-Forman Corp.	4.500%	7/15/45	1,460	1,282
	Campbell Soup Co.	4.800%	3/15/48	1,622	1,415
	Campbell Soup Co.	3.125%	4/24/50	1,643	1,068
	Church & Dwight Co. Inc.	3.950%	8/1/47	950	747
	Church & Dwight Co. Inc.	5.000%	6/15/52	980	910
	Coca-Cola Co.	4.125%	3/25/40	100	87
	Coca-Cola Co.	2.500%	6/1/40	1,280	898
	Coca-Cola Co.	2.875%	5/5/41	1,815	1,333
	Coca-Cola Co.	4.200%	3/25/50	845	723
	Coca-Cola Co.	2.600%	6/1/50	4,100	2,548
	Coca-Cola Co.	3.000%	3/5/51	1,045	705
	Coca-Cola Co.	2.500%	3/15/51	2,704	1,640
	Coca-Cola Co.	5.300%	5/13/54	1,000	993
	Coca-Cola Co.	2.750%	6/1/60	1,820	1,102

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	5.400%	5/13/64	1,000	991
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	615	603
[1]	Colgate-Palmolive Co.	4.000%	8/15/45	690	577
[1]	Colgate-Palmolive Co.	3.700%	8/1/47	1,225	970
	Conagra Brands Inc.	5.300%	11/1/38	2,558	2,408
	Conagra Brands Inc.	5.400%	11/1/48	900	829
	Constellation Brands Inc.	4.500%	5/9/47	1,210	1,010
	Constellation Brands Inc.	4.100%	2/15/48	1,145	902
	Constellation Brands Inc.	5.250%	11/15/48	826	769
	Constellation Brands Inc.	3.750%	5/1/50	640	471
	Diageo Capital plc	5.875%	9/30/36	1,105	1,163
	Diageo Capital plc	3.875%	4/29/43	1,235	1,012
	Diageo Investment Corp.	7.450%	4/15/35	935	1,092
	Diageo Investment Corp.	4.250%	5/11/42	712	621
	Dollar General Corp.	4.125%	4/3/50	1,845	1,400
	Dollar Tree Inc.	3.375%	12/1/51	998	650
	Estee Lauder Cos. Inc.	6.000%	5/15/37	925	982
	Estee Lauder Cos. Inc.	4.375%	6/15/45	945	802
	Estee Lauder Cos. Inc.	4.150%	3/15/47	890	725
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,400	935
	General Mills Inc.	3.000%	2/1/51	979	625
	Haleon US Capital LLC	4.000%	3/24/52	1,966	1,559
	Hershey Co.	3.125%	11/15/49	2,333	1,597
	Hormel Foods Corp.	3.050%	6/3/51	1,360	897
	Ingredion Inc.	3.900%	6/1/50	450	333
	J M Smucker Co.	4.250%	3/15/35	1,232	1,102
	J M Smucker Co.	2.750%	9/15/41	975	644
	J M Smucker Co.	6.500%	11/15/43	1,185	1,248
	J M Smucker Co.	3.550%	3/15/50	670	460
	J M Smucker Co.	6.500%	11/15/53	1,995	2,142
	JBS USA Holding Lux Sarl	4.375%	2/2/52	1,574	1,166
	JBS USA Holding Lux Sarl	6.500%	12/1/52	2,367	2,353
[4]	JBS USA Holding Lux Sarl	7.250%	11/15/53	1,549	1,679
	Kellanova	4.500%	4/1/46	1,289	1,075
	Kellanova	5.750%	5/16/54	550	550
	Kenvue Inc.	5.100%	3/22/43	1,910	1,843
	Kenvue Inc.	5.050%	3/22/53	2,715	2,559
	Kenvue Inc.	5.200%	3/22/63	1,335	1,261
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,290	1,099
	Keurig Dr Pepper Inc.	4.420%	12/15/46	935	785
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,071	797
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,475	1,007
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,511	2,093
	Kimberly-Clark Corp.	6.625%	8/1/37	1,617	1,838
	Kimberly-Clark Corp.	5.300%	3/1/41	849	835
	Kimberly-Clark Corp.	3.200%	7/30/46	818	581
	Kimberly-Clark Corp.	2.875%	2/7/50	765	509
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	934	938
	Kraft Heinz Foods Co.	5.000%	7/15/35	1,525	1,479
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,055	2,280
	Kraft Heinz Foods Co.	6.500%	2/9/40	975	1,041
	Kraft Heinz Foods Co.	5.200%	7/15/45	2,448	2,243
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,966	4,858
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,575	2,246
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,301	1,243
	Kroger Co.	6.900%	4/15/38	804	895
	Kroger Co.	5.400%	7/15/40	1,204	1,171
	Kroger Co.	5.000%	4/15/42	689	629
	Kroger Co.	5.150%	8/1/43	1,269	1,163
	Kroger Co.	3.875%	10/15/46	461	347
	Kroger Co.	4.450%	2/1/47	1,799	1,486
	Kroger Co.	4.650%	1/15/48	985	835
	Kroger Co.	3.950%	1/15/50	1,387	1,069
	McCormick & Co. Inc.	4.200%	8/15/47	550	455
	Mead Johnson Nutrition Co.	5.900%	11/1/39	665	679
	Mead Johnson Nutrition Co.	4.600%	6/1/44	999	865
	Molson Coors Beverage Co.	5.000%	5/1/42	2,552	2,335
	Molson Coors Beverage Co.	4.200%	7/15/46	2,781	2,221
	Mondelez International Inc.	2.625%	9/4/50	3,017	1,804
	PepsiCo Inc.	3.500%	3/19/40	785	637

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	2.625%	10/21/41	2,325	1,623
	PepsiCo Inc.	4.000%	3/5/42	1,438	1,227
	PepsiCo Inc.	3.600%	8/13/42	1,535	1,220
	PepsiCo Inc.	4.250%	10/22/44	763	660
	PepsiCo Inc.	4.450%	4/14/46	1,904	1,681
	PepsiCo Inc.	3.450%	10/6/46	2,421	1,822
	PepsiCo Inc.	4.000%	5/2/47	1,343	1,093
	PepsiCo Inc.	3.375%	7/29/49	1,755	1,270
	PepsiCo Inc.	2.875%	10/15/49	1,475	978
	PepsiCo Inc.	3.625%	3/19/50	798	606
	PepsiCo Inc.	2.750%	10/21/51	1,297	823
	PepsiCo Inc.	3.875%	3/19/60	400	311
	Philip Morris International Inc.	6.375%	5/16/38	2,967	3,190
	Philip Morris International Inc.	4.375%	11/15/41	1,290	1,086
	Philip Morris International Inc.	4.500%	3/20/42	1,337	1,143
	Philip Morris International Inc.	3.875%	8/21/42	1,756	1,370
	Philip Morris International Inc.	4.125%	3/4/43	551	443
	Philip Morris International Inc.	4.875%	11/15/43	2,272	2,007
	Philip Morris International Inc.	4.250%	11/10/44	2,788	2,256
	Procter & Gamble Co.	5.800%	8/15/34	610	662
	Procter & Gamble Co.	5.550%	3/5/37	284	300
	Procter & Gamble Co.	3.550%	3/25/40	843	704
	Procter & Gamble Co.	3.500%	10/25/47	693	544
	Procter & Gamble Co.	3.600%	3/25/50	700	553
	Reynolds American Inc.	5.700%	8/15/35	1,661	1,622
	Reynolds American Inc.	7.250%	6/15/37	1,157	1,248
	Reynolds American Inc.	6.150%	9/15/43	1,125	1,084
	Reynolds American Inc.	5.850%	8/15/45	4,192	3,876
	Sysco Corp.	6.600%	4/1/40	1,692	1,831
	Sysco Corp.	4.850%	10/1/45	570	505
	Sysco Corp.	4.500%	4/1/46	420	353
	Sysco Corp.	4.450%	3/15/48	1,225	1,018
	Sysco Corp.	3.300%	2/15/50	995	681
	Sysco Corp.	6.600%	4/1/50	2,141	2,384
	Sysco Corp.	3.150%	12/14/51	909	595
	Target Corp.	6.500%	10/15/37	730	808
	Target Corp.	7.000%	1/15/38	1,285	1,500
	Target Corp.	4.000%	7/1/42	690	581
	Target Corp.	3.625%	4/15/46	1,660	1,271
	Target Corp.	3.900%	11/15/47	1,016	804
	Target Corp.	2.950%	1/15/52	1,510	974
	Target Corp.	4.800%	1/15/53	1,740	1,579
	Tyson Foods Inc.	4.875%	8/15/34	1,070	1,007
	Tyson Foods Inc.	4.550%	6/2/47	968	778
	Tyson Foods Inc.	5.100%	9/28/48	2,775	2,420
[1]	Unilever Capital Corp.	2.625%	8/12/51	1,285	818
	Walmart Inc.	5.250%	9/1/35	2,985	3,068
	Walmart Inc.	6.200%	4/15/38	2,493	2,785
	Walmart Inc.	3.950%	6/28/38	2,313	2,075
	Walmart Inc.	5.625%	4/1/40	942	991
	Walmart Inc.	5.000%	10/25/40	1,959	1,939
	Walmart Inc.	5.625%	4/15/41	1,105	1,160
	Walmart Inc.	2.500%	9/22/41	2,261	1,565
	Walmart Inc.	4.000%	4/11/43	1,096	934
	Walmart Inc.	3.625%	12/15/47	692	534
	Walmart Inc.	4.050%	6/29/48	3,413	2,834
	Walmart Inc.	2.950%	9/24/49	1,365	926
	Walmart Inc.	2.650%	9/22/51	2,790	1,749
	Walmart Inc.	4.500%	9/9/52	1,519	1,347
	Walmart Inc.	4.500%	4/15/53	550	487
					276,799
Energy (4.2%)
	Apache Corp.	6.000%	1/15/37	1,021	1,009
	Apache Corp.	5.100%	9/1/40	2,333	1,991
	Apache Corp.	5.250%	2/1/42	454	391
	Apache Corp.	4.750%	4/15/43	851	678
	Apache Corp.	5.350%	7/1/49	845	708
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,847	2,707
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,191	953

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	5.227%	11/17/34	1,825	1,812
	BP Capital Markets America Inc.	3.060%	6/17/41	2,999	2,185
	BP Capital Markets America Inc.	3.000%	2/24/50	4,619	3,008
	BP Capital Markets America Inc.	2.772%	11/10/50	3,044	1,874
	BP Capital Markets America Inc.	2.939%	6/4/51	4,425	2,812
	BP Capital Markets America Inc.	3.001%	3/17/52	2,760	1,774
	BP Capital Markets America Inc.	3.379%	2/8/61	1,905	1,258
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,299	1,287
	Canadian Natural Resources Ltd.	6.500%	2/15/37	825	855
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,610	1,650
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	636
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/47	850	739
	Cenovus Energy Inc.	5.250%	6/15/37	631	601
	Cenovus Energy Inc.	6.750%	11/15/39	525	566
	Cenovus Energy Inc.	5.400%	6/15/47	1,131	1,040
	Cenovus Energy Inc.	3.750%	2/15/52	1,435	1,013
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	714	575
[4]	Cheniere Energy Partners LP	5.750%	8/15/34	2,200	2,201
	Chevron Corp.	3.078%	5/11/50	2,436	1,664
	Chevron USA Inc.	5.250%	11/15/43	701	697
	Chevron USA Inc.	2.343%	8/12/50	1,455	844
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	1,690	1,495
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	660	482
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,470	1,586
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,179	2,481
	Columbia Pipeline Group Inc.	5.800%	6/1/45	995	969
	ConocoPhillips	5.900%	5/15/38	1,532	1,590
	ConocoPhillips	6.500%	2/1/39	2,547	2,802
	ConocoPhillips	4.875%	10/1/47	850	774
	ConocoPhillips Co.	4.300%	11/15/44	1,382	1,172
	ConocoPhillips Co.	3.800%	3/15/52	3,475	2,599
	ConocoPhillips Co.	5.300%	5/15/53	1,247	1,185
	ConocoPhillips Co.	5.550%	3/15/54	935	921
	ConocoPhillips Co.	4.025%	3/15/62	3,412	2,570
	ConocoPhillips Co.	5.700%	9/15/63	1,445	1,441
	Continental Resources Inc.	4.900%	6/1/44	1,327	1,085
	DCP Midstream Operating LP	5.600%	4/1/44	810	773
	Devon Energy Corp.	5.600%	7/15/41	1,731	1,611
	Devon Energy Corp.	4.750%	5/15/42	1,352	1,131
	Devon Energy Corp.	5.000%	6/15/45	1,450	1,235
	Diamondback Energy Inc.	4.400%	3/24/51	1,120	893
	Diamondback Energy Inc.	4.250%	3/15/52	990	767
	Diamondback Energy Inc.	6.250%	3/15/53	1,415	1,461
	Diamondback Energy Inc.	5.750%	4/18/54	2,520	2,442
	Diamondback Energy Inc.	5.900%	4/18/64	1,750	1,689
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	780	684
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	900	757
[1]	Enbridge Energy Partners LP	7.500%	4/15/38	1,197	1,368
	Enbridge Energy Partners LP	5.500%	9/15/40	760	725
	Enbridge Energy Partners LP	7.375%	10/15/45	1,540	1,754
	Enbridge Inc.	4.500%	6/10/44	1,017	840
	Enbridge Inc.	5.500%	12/1/46	967	930
	Enbridge Inc.	4.000%	11/15/49	270	204
	Enbridge Inc.	3.400%	8/1/51	2,165	1,464
	Enbridge Inc.	6.700%	11/15/53	2,485	2,715
	Enbridge Inc.	5.950%	4/5/54	1,475	1,464
	Energy Transfer LP	5.600%	9/1/34	425	422
	Energy Transfer LP	4.900%	3/15/35	832	774
	Energy Transfer LP	6.625%	10/15/36	900	950
[1]	Energy Transfer LP	5.800%	6/15/38	765	750
	Energy Transfer LP	7.500%	7/1/38	995	1,132
	Energy Transfer LP	6.050%	6/1/41	804	788
	Energy Transfer LP	6.500%	2/1/42	2,345	2,429
	Energy Transfer LP	6.100%	2/15/42	143	141
	Energy Transfer LP	5.150%	2/1/43	1,444	1,263
	Energy Transfer LP	5.950%	10/1/43	905	877
	Energy Transfer LP	5.300%	4/1/44	1,955	1,751
	Energy Transfer LP	5.000%	5/15/44	454	392
	Energy Transfer LP	5.150%	3/15/45	1,961	1,724
	Energy Transfer LP	5.350%	5/15/45	1,217	1,089

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.125%	12/15/45	2,604	2,552
	Energy Transfer LP	5.300%	4/15/47	1,755	1,554
	Energy Transfer LP	5.400%	10/1/47	3,608	3,228
	Energy Transfer LP	6.000%	6/15/48	1,571	1,516
	Energy Transfer LP	6.250%	4/15/49	3,751	3,737
	Energy Transfer LP	5.000%	5/15/50	2,962	2,518
	Energy Transfer LP	5.950%	5/15/54	2,565	2,485
	Energy Transfer LP	6.050%	9/1/54	2,167	2,124
	EnLink Midstream Partners LP	5.600%	4/1/44	650	574
	EnLink Midstream Partners LP	5.050%	4/1/45	710	579
	EnLink Midstream Partners LP	5.450%	6/1/47	875	759
[1]	Enterprise Products Operating LLC	6.650%	10/15/34	1,365	1,498
	Enterprise Products Operating LLC	7.550%	4/15/38	975	1,152
	Enterprise Products Operating LLC	6.125%	10/15/39	770	811
	Enterprise Products Operating LLC	5.700%	2/15/42	2,075	2,076
	Enterprise Products Operating LLC	4.850%	8/15/42	1,455	1,315
	Enterprise Products Operating LLC	4.450%	2/15/43	1,908	1,638
	Enterprise Products Operating LLC	4.850%	3/15/44	1,968	1,775
	Enterprise Products Operating LLC	5.100%	2/15/45	2,375	2,204
	Enterprise Products Operating LLC	4.900%	5/15/46	972	876
	Enterprise Products Operating LLC	4.250%	2/15/48	2,500	2,044
	Enterprise Products Operating LLC	4.800%	2/1/49	1,986	1,758
	Enterprise Products Operating LLC	4.200%	1/31/50	2,255	1,813
	Enterprise Products Operating LLC	3.700%	1/31/51	1,065	787
	Enterprise Products Operating LLC	3.200%	2/15/52	2,439	1,624
	Enterprise Products Operating LLC	3.300%	2/15/53	2,010	1,357
	Enterprise Products Operating LLC	4.950%	10/15/54	1,262	1,117
	Enterprise Products Operating LLC	3.950%	1/31/60	2,750	2,030
	EOG Resources Inc.	3.900%	4/1/35	1,323	1,184
	EOG Resources Inc.	4.950%	4/15/50	1,288	1,181
	Exxon Mobil Corp.	2.995%	8/16/39	1,473	1,120
	Exxon Mobil Corp.	4.227%	3/19/40	3,202	2,819
	Exxon Mobil Corp.	3.567%	3/6/45	2,255	1,721
	Exxon Mobil Corp.	4.114%	3/1/46	3,582	2,957
	Exxon Mobil Corp.	3.095%	8/16/49	2,675	1,814
	Exxon Mobil Corp.	4.327%	3/19/50	4,545	3,830
	Exxon Mobil Corp.	3.452%	4/15/51	5,260	3,798
	Halliburton Co.	4.850%	11/15/35	1,615	1,536
	Halliburton Co.	6.700%	9/15/38	2,096	2,304
	Halliburton Co.	4.500%	11/15/41	865	747
	Halliburton Co.	4.750%	8/1/43	2,266	1,994
	Halliburton Co.	5.000%	11/15/45	4,083	3,696
	Hess Corp.	6.000%	1/15/40	1,116	1,153
	Hess Corp.	5.600%	2/15/41	2,362	2,357
	Hess Corp.	5.800%	4/1/47	863	874
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,547	1,555
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	975	1,020
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,715	1,862
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	731
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,451	1,495
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,011	2,045
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	925	870
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	607	530
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	500	420
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,385	1,208
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	946	876
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	865	792
	Kinder Morgan Inc.	5.550%	6/1/45	2,992	2,792
	Kinder Morgan Inc.	5.050%	2/15/46	1,293	1,132
	Kinder Morgan Inc.	5.200%	3/1/48	2,075	1,841
	Kinder Morgan Inc.	3.250%	8/1/50	914	584
	Marathon Oil Corp.	6.600%	10/1/37	1,247	1,351
	Marathon Oil Corp.	5.200%	6/1/45	1,315	1,209
	Marathon Petroleum Corp.	6.500%	3/1/41	2,915	3,033
	Marathon Petroleum Corp.	4.750%	9/15/44	1,437	1,225
	Marathon Petroleum Corp.	4.500%	4/1/48	171	138
	Marathon Petroleum Corp.	5.000%	9/15/54	411	348
	MPLX LP	4.500%	4/15/38	3,834	3,346
	MPLX LP	5.200%	3/1/47	1,174	1,051
[4]	MPLX LP	5.200%	12/1/47	600	528

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	5.200%	12/1/47	617	543
MPLX LP	4.700%	4/15/48	2,385	1,971
MPLX LP	5.500%	2/15/49	2,654	2,452
MPLX LP	4.950%	3/14/52	2,112	1,793
MPLX LP	5.650%	3/1/53	1,105	1,038
MPLX LP	4.900%	4/15/58	275	226
NOV Inc.	3.950%	12/1/42	1,663	1,258
Occidental Petroleum Corp.	6.450%	9/15/36	3,111	3,246
Occidental Petroleum Corp.	6.200%	3/15/40	1,851	1,849
Occidental Petroleum Corp.	6.600%	3/15/46	2,184	2,276
Occidental Petroleum Corp.	4.400%	4/15/46	334	262
Occidental Petroleum Corp.	4.200%	3/15/48	450	341
ONEOK Inc.	6.000%	6/15/35	685	699
ONEOK Inc.	5.150%	10/15/43	425	384
ONEOK Inc.	4.250%	9/15/46	450	352
ONEOK Inc.	4.950%	7/13/47	1,440	1,231
ONEOK Inc.	4.200%	10/3/47	810	621
ONEOK Inc.	5.200%	7/15/48	1,780	1,578
ONEOK Inc.	4.450%	9/1/49	1,345	1,057
ONEOK Inc.	3.950%	3/1/50	1,789	1,304
ONEOK Inc.	4.500%	3/15/50	825	653
ONEOK Inc.	7.150%	1/15/51	793	877
ONEOK Inc.	6.625%	9/1/53	2,885	3,081
ONEOK Partners LP	6.650%	10/1/36	780	825
ONEOK Partners LP	6.850%	10/15/37	970	1,041
ONEOK Partners LP	6.125%	2/1/41	1,137	1,136
ONEOK Partners LP	6.200%	9/15/43	971	974
Ovintiv Inc.	6.500%	8/15/34	932	975
Ovintiv Inc.	6.625%	8/15/37	873	907
Ovintiv Inc.	6.500%	2/1/38	600	616
Ovintiv Inc.	7.100%	7/15/53	925	1,015
Phillips 66	4.650%	11/15/34	2,253	2,094
Phillips 66	5.875%	5/1/42	2,865	2,885
Phillips 66	4.875%	11/15/44	1,808	1,600
Phillips 66	3.300%	3/15/52	2,170	1,420
Phillips 66 Co.	4.680%	2/15/45	345	293
Phillips 66 Co.	4.900%	10/1/46	1,610	1,417
Phillips 66 Co.	5.650%	6/15/54	775	745
Plains All American Pipeline LP	6.650%	1/15/37	1,048	1,100
Plains All American Pipeline LP	5.150%	6/1/42	1,110	984
Plains All American Pipeline LP	4.300%	1/31/43	425	335
Plains All American Pipeline LP	4.700%	6/15/44	1,273	1,049
Plains All American Pipeline LP	4.900%	2/15/45	1,480	1,255
Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,125	1,153
Shell International Finance BV	4.125%	5/11/35	3,230	2,961
Shell International Finance BV	6.375%	12/15/38	3,829	4,220
Shell International Finance BV	5.500%	3/25/40	1,735	1,746
Shell International Finance BV	2.875%	11/26/41	1,459	1,038
Shell International Finance BV	3.625%	8/21/42	832	654
Shell International Finance BV	4.550%	8/12/43	2,544	2,265
Shell International Finance BV	4.375%	5/11/45	5,400	4,611
Shell International Finance BV	4.000%	5/10/46	3,962	3,189
Shell International Finance BV	3.750%	9/12/46	2,004	1,550
Shell International Finance BV	3.125%	11/7/49	2,525	1,715
Shell International Finance BV	3.250%	4/6/50	2,467	1,715
Shell International Finance BV	3.000%	11/26/51	1,971	1,290
Spectra Energy Partners LP	5.950%	9/25/43	382	380
Spectra Energy Partners LP	4.500%	3/15/45	489	398
Suncor Energy Inc.	5.950%	12/1/34	1,193	1,219
Suncor Energy Inc.	6.800%	5/15/38	1,185	1,265
Suncor Energy Inc.	6.500%	6/15/38	2,188	2,292
Suncor Energy Inc.	6.850%	6/1/39	977	1,052
Suncor Energy Inc.	4.000%	11/15/47	1,593	1,196
Suncor Energy Inc.	3.750%	3/4/51	805	578
Targa Resources Corp.	4.950%	4/15/52	1,995	1,697
Targa Resources Corp.	6.500%	2/15/53	1,830	1,923
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	735	840
TotalEnergies Capital International SA	2.986%	6/29/41	1,305	948
TotalEnergies Capital International SA	3.461%	7/12/49	1,490	1,082
TotalEnergies Capital International SA	3.127%	5/29/50	4,565	3,086

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital International SA	3.386%	6/29/60	1,395	935
	TotalEnergies Capital SA	5.488%	4/5/54	3,045	3,005
	TotalEnergies Capital SA	5.638%	4/5/64	2,190	2,171
	TransCanada PipeLines Ltd.	5.850%	3/15/36	320	322
	TransCanada PipeLines Ltd.	6.200%	10/15/37	3,308	3,417
	TransCanada PipeLines Ltd.	4.750%	5/15/38	767	702
	TransCanada PipeLines Ltd.	7.250%	8/15/38	982	1,109
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,637	1,909
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,190	1,212
	TransCanada PipeLines Ltd.	5.000%	10/16/43	939	842
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,210	1,944
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,630	1,481
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	770	747
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	670	583
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,400	1,192
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,415	1,071
	Valero Energy Corp.	6.625%	6/15/37	2,370	2,528
	Valero Energy Corp.	4.900%	3/15/45	1,220	1,092
	Valero Energy Corp.	3.650%	12/1/51	1,276	883
	Valero Energy Corp.	4.000%	6/1/52	1,050	770
	Western Midstream Operating LP	5.450%	4/1/44	1,197	1,072
	Western Midstream Operating LP	5.300%	3/1/48	1,280	1,099
	Western Midstream Operating LP	5.500%	8/15/48	720	622
	Western Midstream Operating LP	5.250%	2/1/50	1,685	1,466
	Williams Cos. Inc.	6.300%	4/15/40	2,145	2,223
	Williams Cos. Inc.	5.800%	11/15/43	195	189
	Williams Cos. Inc.	5.400%	3/4/44	1,465	1,381
	Williams Cos. Inc.	5.750%	6/24/44	865	847
	Williams Cos. Inc.	5.100%	9/15/45	2,470	2,227
	Williams Cos. Inc.	4.850%	3/1/48	2,130	1,842
	Williams Cos. Inc.	3.500%	10/15/51	1,628	1,129
					354,470
Financials (6.1%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	2,823	2,213
	Aflac Inc.	4.000%	10/15/46	789	621
	Alleghany Corp.	4.900%	9/15/44	975	907
	Alleghany Corp.	3.250%	8/15/51	990	667
	Allstate Corp.	5.550%	5/9/35	572	579
	Allstate Corp.	5.950%	4/1/36	940	986
	Allstate Corp.	4.200%	12/15/46	864	698
	Allstate Corp.	3.850%	8/10/49	1,891	1,429
[1]	Allstate Corp.	6.500%	5/15/57	925	931
	American Express Co.	4.050%	12/3/42	1,940	1,614
	American Financial Group Inc.	4.500%	6/15/47	935	798
	American International Group Inc.	3.875%	1/15/35	756	673
	American International Group Inc.	6.250%	5/1/36	975	1,030
	American International Group Inc.	4.500%	7/16/44	970	839
	American International Group Inc.	4.750%	4/1/48	2,613	2,306
	American International Group Inc.	4.375%	6/30/50	2,065	1,709
	Aon Corp.	6.250%	9/30/40	755	797
	Aon Corp.	2.900%	8/23/51	1,545	943
	Aon Corp.	3.900%	2/28/52	1,497	1,107
	Aon Global Ltd.	4.600%	6/14/44	807	688
	Aon Global Ltd.	4.750%	5/15/45	954	826
	Aon North America Inc.	5.750%	3/1/54	3,770	3,684
	Apollo Global Management Inc.	5.800%	5/21/54	1,375	1,354
	Arch Capital Finance LLC	5.031%	12/15/46	810	734
	Arch Capital Group Ltd.	3.635%	6/30/50	1,854	1,336
	Arch Capital Group US Inc.	5.144%	11/1/43	1,006	922
	Arthur J Gallagher & Co.	3.500%	5/20/51	1,735	1,197
	Arthur J Gallagher & Co.	3.050%	3/9/52	705	432
	Arthur J Gallagher & Co.	5.750%	3/2/53	1,135	1,103
	Arthur J Gallagher & Co.	6.750%	2/15/54	1,070	1,178
	Arthur J Gallagher & Co.	5.750%	7/15/54	920	893
	Athene Holding Ltd.	3.950%	5/25/51	930	666
	Athene Holding Ltd.	3.450%	5/15/52	980	626
	Athene Holding Ltd.	6.250%	4/1/54	2,195	2,196
	Bank of America Corp.	6.110%	1/29/37	4,361	4,532
[1]	Bank of America Corp.	4.244%	4/24/38	3,672	3,248

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	7.750%	5/14/38	1,838	2,182
[1]	Bank of America Corp.	4.078%	4/23/40	3,556	3,020
[1]	Bank of America Corp.	2.676%	6/19/41	10,416	7,282
[1]	Bank of America Corp.	5.875%	2/7/42	2,995	3,115
	Bank of America Corp.	3.311%	4/22/42	7,344	5,521
[1]	Bank of America Corp.	5.000%	1/21/44	3,031	2,858
[1]	Bank of America Corp.	4.875%	4/1/44	643	592
[1]	Bank of America Corp.	3.946%	1/23/49	1,382	1,088
[1]	Bank of America Corp.	4.330%	3/15/50	5,560	4,642
[1]	Bank of America Corp.	4.083%	3/20/51	10,250	8,188
[1]	Bank of America Corp.	2.831%	10/24/51	2,783	1,754
[1]	Bank of America Corp.	3.483%	3/13/52	1,020	731
	Bank of America Corp.	2.972%	7/21/52	4,318	2,816
[1]	Bank of America NA	6.000%	10/15/36	1,886	1,982
	Barclays plc	3.811%	3/10/42	1,665	1,284
	Barclays plc	3.330%	11/24/42	2,620	1,878
	Barclays plc	5.250%	8/17/45	2,831	2,665
	Barclays plc	4.950%	1/10/47	3,333	2,972
	Barclays plc	6.036%	3/12/55	735	745
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	435	462
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,615	1,464
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	913	799
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	4,979	4,180
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,795	3,243
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,240	2,084
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	4,825	3,734
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,913	1,771
	BlackRock Funding Inc.	5.250%	3/14/54	2,649	2,559
	Brighthouse Financial Inc.	4.700%	6/22/47	1,228	953
	Brighthouse Financial Inc.	3.850%	12/22/51	825	524
	Brookfield Finance Inc.	5.675%	1/15/35	900	890
	Brookfield Finance Inc.	4.700%	9/20/47	1,738	1,470
	Brookfield Finance Inc.	3.500%	3/30/51	665	460
	Brookfield Finance Inc.	3.625%	2/15/52	985	686
	Brookfield Finance Inc.	5.968%	3/4/54	1,400	1,385
	Brookfield Finance LLC	3.450%	4/15/50	1,010	693
	Brown & Brown Inc.	4.950%	3/17/52	1,060	901
	Chubb Corp.	6.000%	5/11/37	823	878
[1]	Chubb Corp.	6.500%	5/15/38	830	925
	Chubb INA Holdings LLC	6.700%	5/15/36	930	1,045
	Chubb INA Holdings LLC	4.150%	3/13/43	1,477	1,263
	Chubb INA Holdings LLC	4.350%	11/3/45	2,055	1,775
	Chubb INA Holdings LLC	2.850%	12/15/51	532	348
	Chubb INA Holdings LLC	3.050%	12/15/61	2,137	1,359
	Cincinnati Financial Corp.	6.125%	11/1/34	785	817
	Citigroup Inc.	6.125%	8/25/36	1,091	1,116
[1]	Citigroup Inc.	3.878%	1/24/39	2,395	2,003
	Citigroup Inc.	8.125%	7/15/39	2,894	3,615
[1]	Citigroup Inc.	5.316%	3/26/41	2,414	2,327
	Citigroup Inc.	5.875%	1/30/42	1,595	1,636
	Citigroup Inc.	2.904%	11/3/42	2,199	1,532
	Citigroup Inc.	6.675%	9/13/43	1,667	1,814
	Citigroup Inc.	5.300%	5/6/44	1,605	1,493
	Citigroup Inc.	4.650%	7/30/45	2,172	1,896
	Citigroup Inc.	4.750%	5/18/46	3,983	3,415
[1]	Citigroup Inc.	4.281%	4/24/48	2,077	1,725
	Citigroup Inc.	4.650%	7/23/48	3,485	3,038
	CME Group Inc.	5.300%	9/15/43	1,393	1,392
	CME Group Inc.	4.150%	6/15/48	420	354
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,514	2,484
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,869	1,842
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,759	2,614
	Corebridge Financial Inc.	4.350%	4/5/42	240	198
	Corebridge Financial Inc.	4.400%	4/5/52	2,480	1,952
	Equitable Holdings Inc.	5.000%	4/20/48	1,874	1,681
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	690	605
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,970	1,326
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,545	955
[4]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	1,530	1,532
[4]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	1,000	966

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fidelity National Financial Inc.	3.200%	9/17/51	975	600
	Fifth Third Bancorp	8.250%	3/1/38	1,608	1,901
	Franklin Resources Inc.	2.950%	8/12/51	655	407
	GATX Corp.	3.100%	6/1/51	1,399	884
	GATX Corp.	6.050%	6/5/54	550	551
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,490	2,297
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,571	1,674
	Goldman Sachs Group Inc.	6.750%	10/1/37	11,083	11,967
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	5,945	5,057
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	2,799	2,473
	Goldman Sachs Group Inc.	6.250%	2/1/41	5,553	5,898
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,450	3,297
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,962	1,480
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,602	3,250
	Goldman Sachs Group Inc.	5.150%	5/22/45	890	832
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,008	904
[3,4]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	875	861
	Hartford Financial Services Group Inc.	5.950%	10/15/36	921	959
	Hartford Financial Services Group Inc.	6.100%	10/1/41	503	520
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	717
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,635	1,194
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	753
[1]	HSBC Bank USA NA	5.875%	11/1/34	1,133	1,185
[1]	HSBC Bank USA NA	5.625%	8/15/35	700	690
[1]	HSBC Bank USA NA	7.000%	1/15/39	790	886
[1]	HSBC Holdings plc	6.500%	5/2/36	2,389	2,471
	HSBC Holdings plc	6.500%	9/15/37	2,177	2,256
[1]	HSBC Holdings plc	6.500%	9/15/37	3,590	3,680
[1]	HSBC Holdings plc	6.800%	6/1/38	985	1,042
	HSBC Holdings plc	6.100%	1/14/42	2,580	2,744
	HSBC Holdings plc	6.332%	3/9/44	4,590	4,799
	HSBC Holdings plc	5.250%	3/14/44	2,825	2,619
	Intercontinental Exchange Inc.	2.650%	9/15/40	2,154	1,494
	Intercontinental Exchange Inc.	4.250%	9/21/48	2,462	2,016
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,368	1,537
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,470	2,250
	Intercontinental Exchange Inc.	3.000%	9/15/60	2,370	1,417
	Intercontinental Exchange Inc.	5.200%	6/15/62	1,885	1,756
	Invesco Finance plc	5.375%	11/30/43	866	822
	Jackson Financial Inc.	4.000%	11/23/51	820	571
	Jefferies Financial Group Inc.	6.250%	1/15/36	745	753
	Jefferies Financial Group Inc.	6.500%	1/20/43	986	1,029
	JPMorgan Chase & Co.	6.400%	5/15/38	2,305	2,548
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	4,732	4,060
	JPMorgan Chase & Co.	5.500%	10/15/40	1,494	1,500
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	4,039	3,022
	JPMorgan Chase & Co.	5.600%	7/15/41	4,577	4,658
	JPMorgan Chase & Co.	2.525%	11/19/41	2,151	1,468
	JPMorgan Chase & Co.	5.400%	1/6/42	2,763	2,746
	JPMorgan Chase & Co.	3.157%	4/22/42	965	716
	JPMorgan Chase & Co.	5.625%	8/16/43	1,690	1,717
	JPMorgan Chase & Co.	4.850%	2/1/44	1,840	1,717
	JPMorgan Chase & Co.	4.950%	6/1/45	2,764	2,581
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	4,960	4,157
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	4,146	3,336
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	4,964	3,946
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	2,976	2,345
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	5,121	3,490
	JPMorgan Chase & Co.	3.328%	4/22/52	5,317	3,749
	Legg Mason Inc.	5.625%	1/15/44	1,015	987
	Lincoln National Corp.	6.300%	10/9/37	680	695
	Lincoln National Corp.	7.000%	6/15/40	545	590
	Lincoln National Corp.	4.350%	3/1/48	1,075	817
	Lincoln National Corp.	4.375%	6/15/50	490	373
	Lloyds Banking Group plc	5.300%	12/1/45	1,419	1,293
	Lloyds Banking Group plc	3.369%	12/14/46	923	642
	Lloyds Banking Group plc	4.344%	1/9/48	3,302	2,577
	Loews Corp.	6.000%	2/1/35	425	448
	Loews Corp.	4.125%	5/15/43	1,532	1,278
	Manulife Financial Corp.	5.375%	3/4/46	1,363	1,313

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Markel Group Inc.	5.000%	4/5/46	1,185	1,047
	Markel Group Inc.	4.300%	11/1/47	622	497
	Markel Group Inc.	5.000%	5/20/49	800	707
	Markel Group Inc.	4.150%	9/17/50	1,245	956
	Markel Group Inc.	3.450%	5/7/52	590	396
	Markel Group Inc.	6.000%	5/16/54	1,070	1,059
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,130	1,981
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,074	907
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	456	371
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,799	1,612
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	435	271
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	565	612
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	530	516
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	2,213	2,150
	Mastercard Inc.	3.800%	11/21/46	1,735	1,378
	Mastercard Inc.	3.650%	6/1/49	1,382	1,055
	Mastercard Inc.	3.850%	3/26/50	3,188	2,515
	Mastercard Inc.	2.950%	3/15/51	1,700	1,125
	MetLife Inc.	5.300%	12/15/34	900	898
	MetLife Inc.	5.700%	6/15/35	1,849	1,899
[1]	MetLife Inc.	6.400%	12/15/36	1,445	1,463
[1]	MetLife Inc.	10.750%	8/1/39	825	1,099
	MetLife Inc.	5.875%	2/6/41	1,808	1,850
	MetLife Inc.	4.875%	11/13/43	2,071	1,885
	MetLife Inc.	4.721%	12/15/44	1,125	993
	MetLife Inc.	4.050%	3/1/45	1,618	1,299
	MetLife Inc.	5.000%	7/15/52	495	451
	MetLife Inc.	5.250%	1/15/54	2,205	2,093
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	562	507
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,135	1,002
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,799	2,338
[1]	Morgan Stanley	3.971%	7/22/38	1,142	967
[1]	Morgan Stanley	4.457%	4/22/39	2,115	1,890
	Morgan Stanley	3.217%	4/22/42	4,159	3,117
	Morgan Stanley	6.375%	7/24/42	4,001	4,398
	Morgan Stanley	4.300%	1/27/45	5,499	4,678
[1]	Morgan Stanley	4.375%	1/22/47	3,477	2,977
[1]	Morgan Stanley	5.597%	3/24/51	3,358	3,397
[1]	Morgan Stanley	2.802%	1/25/52	3,960	2,491
	Nasdaq Inc.	2.500%	12/21/40	1,386	906
	Nasdaq Inc.	3.250%	4/28/50	1,127	751
	Nasdaq Inc.	3.950%	3/7/52	1,170	868
	Nasdaq Inc.	5.950%	8/15/53	1,235	1,248
	Nasdaq Inc.	6.100%	6/28/63	1,477	1,498
[1]	Nationwide Financial Services Inc.	6.750%	5/15/37	860	868
[3]	Nomura Holdings Inc.	5.783%	7/3/34	600	598
	Old Republic International Corp.	3.850%	6/11/51	1,020	721
	Principal Financial Group Inc.	4.625%	9/15/42	975	865
	Principal Financial Group Inc.	4.350%	5/15/43	717	610
	Principal Financial Group Inc.	4.300%	11/15/46	531	440
	Principal Financial Group Inc.	5.500%	3/15/53	950	911
	Progressive Corp.	4.350%	4/25/44	980	842
	Progressive Corp.	4.125%	4/15/47	2,613	2,140
	Progressive Corp.	4.200%	3/15/48	1,134	931
	Progressive Corp.	3.950%	3/26/50	895	704
[1]	Prudential Financial Inc.	5.700%	12/14/36	2,065	2,113
[1]	Prudential Financial Inc.	6.625%	12/1/37	808	899
[1]	Prudential Financial Inc.	3.000%	3/10/40	846	625
[1]	Prudential Financial Inc.	6.625%	6/21/40	584	642
[1]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,072
[1]	Prudential Financial Inc.	4.600%	5/15/44	1,125	982
	Prudential Financial Inc.	3.905%	12/7/47	1,820	1,399
	Prudential Financial Inc.	3.935%	12/7/49	1,963	1,489
[1]	Prudential Financial Inc.	4.350%	2/25/50	1,912	1,557
[1]	Prudential Financial Inc.	3.700%	3/13/51	2,131	1,544
	Raymond James Financial Inc.	4.950%	7/15/46	860	773
	Raymond James Financial Inc.	3.750%	4/1/51	1,460	1,075
[1]	Regions Bank	6.450%	6/26/37	980	999
	Regions Financial Corp.	7.375%	12/10/37	548	592
	Reinsurance Group of America Inc.	5.750%	9/15/34	1,100	1,096

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Selective Insurance Group Inc.	5.375%	3/1/49	580	545
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,052	702
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	2,285	2,493
	Transatlantic Holdings Inc.	8.000%	11/30/39	520	653
	Travelers Cos. Inc.	6.750%	6/20/36	581	652
[1]	Travelers Cos. Inc.	6.250%	6/15/37	1,360	1,468
	Travelers Cos. Inc.	5.350%	11/1/40	1,780	1,753
	Travelers Cos. Inc.	4.600%	8/1/43	448	403
	Travelers Cos. Inc.	4.300%	8/25/45	856	727
	Travelers Cos. Inc.	3.750%	5/15/46	1,047	820
	Travelers Cos. Inc.	4.000%	5/30/47	1,535	1,238
	Travelers Cos. Inc.	4.100%	3/4/49	1,380	1,125
	Travelers Cos. Inc.	2.550%	4/27/50	1,248	760
	Travelers Cos. Inc.	3.050%	6/8/51	1,565	1,048
	Travelers Cos. Inc.	5.450%	5/25/53	1,183	1,185
	UBS AG	4.500%	6/26/48	50	44
	UBS Group AG	4.875%	5/15/45	4,273	3,836
	Unum Group	5.750%	8/15/42	640	616
	Unum Group	4.500%	12/15/49	1,125	876
	Unum Group	4.125%	6/15/51	1,230	904
	Unum Group	6.000%	6/15/54	450	431
	Visa Inc.	4.150%	12/14/35	2,582	2,409
	Visa Inc.	2.700%	4/15/40	1,569	1,144
	Visa Inc.	4.300%	12/14/45	7,106	6,161
	Visa Inc.	3.650%	9/15/47	885	686
	Visa Inc.	2.000%	8/15/50	2,900	1,631
	Voya Financial Inc.	5.700%	7/15/43	954	922
	Voya Financial Inc.	4.800%	6/15/46	700	593
	W R Berkley Corp.	4.750%	8/1/44	1,405	1,244
	W R Berkley Corp.	3.550%	3/30/52	540	373
	W R Berkley Corp.	3.150%	9/30/61	745	444
	Wachovia Corp.	5.500%	8/1/35	1,933	1,906
[1]	Wells Fargo & Co.	5.950%	12/15/36	1,166	1,159
[1]	Wells Fargo & Co.	3.068%	4/30/41	5,635	4,133
	Wells Fargo & Co.	5.375%	11/2/43	2,996	2,808
	Wells Fargo & Co.	5.606%	1/15/44	4,362	4,188
[1]	Wells Fargo & Co.	4.650%	11/4/44	4,878	4,121
	Wells Fargo & Co.	3.900%	5/1/45	4,296	3,391
[1]	Wells Fargo & Co.	4.900%	11/17/45	4,057	3,531
[1]	Wells Fargo & Co.	4.400%	6/14/46	2,679	2,163
[1]	Wells Fargo & Co.	4.750%	12/7/46	3,589	3,039
[1]	Wells Fargo & Co.	5.013%	4/4/51	10,292	9,383
[1]	Wells Fargo & Co.	4.611%	4/25/53	5,402	4,622
[1]	Wells Fargo Bank NA	5.850%	2/1/37	1,996	2,047
[1]	Wells Fargo Bank NA	6.600%	1/15/38	1,394	1,529
	Western Union Co.	6.200%	11/17/36	640	649
	Westpac Banking Corp.	4.421%	7/24/39	1,644	1,450
	Westpac Banking Corp.	2.963%	11/16/40	1,920	1,337
	Westpac Banking Corp.	3.133%	11/18/41	1,818	1,275
	Willis North America Inc.	5.050%	9/15/48	983	857
	Willis North America Inc.	3.875%	9/15/49	1,356	975
	Willis North America Inc.	5.900%	3/5/54	900	874
	XL Group Ltd.	5.250%	12/15/43	545	506
					511,652
Health Care (7.4%)
	Abbott Laboratories	4.750%	11/30/36	1,840	1,785
	Abbott Laboratories	6.150%	11/30/37	483	527
	Abbott Laboratories	6.000%	4/1/39	1,331	1,445
	Abbott Laboratories	5.300%	5/27/40	1,218	1,226
	Abbott Laboratories	4.750%	4/15/43	990	929
	Abbott Laboratories	4.900%	11/30/46	4,845	4,563
	AbbVie Inc.	4.550%	3/15/35	3,583	3,398
	AbbVie Inc.	4.500%	5/14/35	4,962	4,679
	AbbVie Inc.	4.300%	5/14/36	2,082	1,914
	AbbVie Inc.	4.050%	11/21/39	7,448	6,463
	AbbVie Inc.	4.625%	10/1/42	1,230	1,108
	AbbVie Inc.	4.400%	11/6/42	5,308	4,662
	AbbVie Inc.	5.350%	3/15/44	110	109
	AbbVie Inc.	4.850%	6/15/44	2,136	1,978

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	4.750%	3/15/45	1,397	1,269
	AbbVie Inc.	4.700%	5/14/45	4,581	4,138
	AbbVie Inc.	4.450%	5/14/46	1,519	1,318
	AbbVie Inc.	4.875%	11/14/48	1,793	1,647
	AbbVie Inc.	4.250%	11/21/49	10,480	8,722
	AbbVie Inc.	5.400%	3/15/54	5,675	5,615
	AbbVie Inc.	5.500%	3/15/64	3,870	3,819
	Adventist Health System	5.757%	12/1/34	600	599
	Adventist Health System	3.630%	3/1/49	820	586
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	825	711
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	875	639
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	828	560
	Aetna Inc.	6.625%	6/15/36	1,555	1,648
	Aetna Inc.	6.750%	12/15/37	989	1,056
	Aetna Inc.	4.500%	5/15/42	1,013	846
	Aetna Inc.	4.125%	11/15/42	745	585
	Aetna Inc.	4.750%	3/15/44	873	734
	Aetna Inc.	3.875%	8/15/47	1,482	1,075
	AHS Hospital Corp.	5.024%	7/1/45	875	831
[1]	AHS Hospital Corp.	2.780%	7/1/51	1,035	657
[1]	Allina Health System	3.887%	4/15/49	1,235	975
	Amgen Inc.	6.400%	2/1/39	800	857
	Amgen Inc.	3.150%	2/21/40	3,439	2,570
	Amgen Inc.	2.800%	8/15/41	1,050	737
	Amgen Inc.	4.950%	10/1/41	591	542
	Amgen Inc.	5.150%	11/15/41	1,504	1,403
	Amgen Inc.	5.650%	6/15/42	730	722
	Amgen Inc.	5.600%	3/2/43	5,400	5,321
	Amgen Inc.	4.400%	5/1/45	5,155	4,336
	Amgen Inc.	4.563%	6/15/48	2,677	2,264
	Amgen Inc.	3.375%	2/21/50	4,467	3,138
	Amgen Inc.	4.663%	6/15/51	5,798	4,947
	Amgen Inc.	3.000%	1/15/52	2,617	1,709
	Amgen Inc.	4.200%	2/22/52	1,813	1,433
	Amgen Inc.	4.875%	3/1/53	1,785	1,572
	Amgen Inc.	5.650%	3/2/53	6,610	6,513
	Amgen Inc.	2.770%	9/1/53	1,852	1,107
	Amgen Inc.	4.400%	2/22/62	1,972	1,567
	Amgen Inc.	5.750%	3/2/63	4,666	4,575
[1]	Ascension Health	3.106%	11/15/39	1,160	897
	Ascension Health	3.945%	11/15/46	1,591	1,327
[1]	Ascension Health	4.847%	11/15/53	962	915
	AstraZeneca plc	6.450%	9/15/37	4,746	5,281
	AstraZeneca plc	4.000%	9/18/42	2,656	2,231
	AstraZeneca plc	4.375%	11/16/45	1,567	1,361
	AstraZeneca plc	2.125%	8/6/50	484	271
	AstraZeneca plc	3.000%	5/28/51	1,679	1,123
	Banner Health	2.907%	1/1/42	825	596
	Banner Health	2.913%	1/1/51	666	443
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	550	325
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,186	869
	Baxalta Inc.	5.250%	6/23/45	1,485	1,396
	Baxter International Inc.	3.500%	8/15/46	978	686
	Baxter International Inc.	3.132%	12/1/51	1,412	887
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	936
	Baylor Scott & White Holdings	3.967%	11/15/46	951	785
[1]	Baylor Scott & White Holdings	2.839%	11/15/50	1,260	825
	Becton Dickinson & Co.	4.685%	12/15/44	2,207	1,942
	Becton Dickinson & Co.	4.669%	6/6/47	2,681	2,338
	Becton Dickinson & Co.	3.794%	5/20/50	579	437
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	900	575
	Biogen Inc.	3.150%	5/1/50	2,865	1,847
	Biogen Inc.	3.250%	2/15/51	1,296	860
[1]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	995	676
	Boston Scientific Corp.	6.500%	11/15/35	555	614
	Boston Scientific Corp.	4.550%	3/1/39	1,070	997
	Boston Scientific Corp.	7.375%	1/15/40	534	627
	Boston Scientific Corp.	4.700%	3/1/49	1,220	1,086
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,631	2,282
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,788	1,389

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	3.250%	8/1/42	589	435
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,291	2,032
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,414	2,009
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,308	1,980
	Bristol-Myers Squibb Co.	4.250%	10/26/49	6,746	5,493
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,117	1,825
	Bristol-Myers Squibb Co.	3.700%	3/15/52	3,552	2,604
	Bristol-Myers Squibb Co.	6.250%	11/15/53	1,715	1,842
	Bristol-Myers Squibb Co.	5.550%	2/22/54	5,365	5,288
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,130	1,531
	Bristol-Myers Squibb Co.	6.400%	11/15/63	3,010	3,262
	Bristol-Myers Squibb Co.	5.650%	2/22/64	3,010	2,941
	Cardinal Health Inc.	4.600%	3/15/43	925	785
	Cardinal Health Inc.	4.500%	11/15/44	572	476
	Cardinal Health Inc.	4.900%	9/15/45	1,148	1,007
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	800	549
	Cencora Inc.	4.250%	3/1/45	439	368
	Cencora Inc.	4.300%	12/15/47	1,321	1,091
	Children's Health System of Texas	2.511%	8/15/50	1,175	719
[1]	Children's Hospital	2.928%	7/15/50	675	432
[1]	Children's Hospital Corp.	4.115%	1/1/47	699	588
[1]	Children's Hospital Corp.	2.585%	2/1/50	393	245
	Children's Hospital Medical Center	4.268%	5/15/44	750	651
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,050	682
	Cigna Group	4.800%	8/15/38	4,392	4,035
	Cigna Group	3.200%	3/15/40	1,458	1,079
[1]	Cigna Group	6.125%	11/15/41	366	380
[1]	Cigna Group	4.800%	7/15/46	2,370	2,085
[1]	Cigna Group	3.875%	10/15/47	1,685	1,269
	Cigna Group	4.900%	12/15/48	5,550	4,866
	Cigna Group	3.400%	3/15/50	2,015	1,372
	Cigna Group	3.400%	3/15/51	2,685	1,822
	Cigna Group	5.600%	2/15/54	2,280	2,184
[1]	City of Hope	5.623%	11/15/43	925	904
[1]	City of Hope	4.378%	8/15/48	645	526
	Cleveland Clinic Foundation	4.858%	1/1/14	830	727
	CommonSpirit Health	5.318%	12/1/34	1,800	1,768
[1]	CommonSpirit Health	4.350%	11/1/42	1,297	1,093
	CommonSpirit Health	3.817%	10/1/49	935	712
	CommonSpirit Health	4.187%	10/1/49	1,042	834
	CommonSpirit Health	3.910%	10/1/50	935	709
	CommonSpirit Health	5.548%	12/1/54	950	931
[1]	Community Health Network Inc.	3.099%	5/1/50	900	589
[1]	Corewell Health Obligated Group	3.487%	7/15/49	775	579
[1]	Cottage Health Obligated Group	3.304%	11/1/49	1,175	840
	CVS Health Corp.	4.875%	7/20/35	1,143	1,067
	CVS Health Corp.	4.780%	3/25/38	10,653	9,512
	CVS Health Corp.	6.125%	9/15/39	1,880	1,879
	CVS Health Corp.	4.125%	4/1/40	2,367	1,910
	CVS Health Corp.	2.700%	8/21/40	2,147	1,426
	CVS Health Corp.	5.300%	12/5/43	2,135	1,935
	CVS Health Corp.	5.125%	7/20/45	6,486	5,703
	CVS Health Corp.	5.050%	3/25/48	13,855	11,940
	CVS Health Corp.	4.250%	4/1/50	1,602	1,218
	CVS Health Corp.	5.625%	2/21/53	2,620	2,431
	CVS Health Corp.	5.875%	6/1/53	1,384	1,326
	CVS Health Corp.	6.050%	6/1/54	1,800	1,764
	CVS Health Corp.	6.000%	6/1/63	525	502
	Danaher Corp.	4.375%	9/15/45	1,507	1,314
	Danaher Corp.	2.600%	10/1/50	2,095	1,279
	Danaher Corp.	2.800%	12/10/51	1,905	1,202
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/48	375	296
	DH Europe Finance II Sarl	3.250%	11/15/39	552	436
	DH Europe Finance II Sarl	3.400%	11/15/49	1,653	1,189
	Dignity Health	4.500%	11/1/42	1,075	936
	Dignity Health	5.267%	11/1/64	740	674
[1]	Duke University Health System Inc.	3.920%	6/1/47	1,035	835
	Elevance Health Inc.	5.850%	1/15/36	822	848
	Elevance Health Inc.	6.375%	6/15/37	886	946
	Elevance Health Inc.	4.625%	5/15/42	1,356	1,194

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	4.650%	1/15/43	1,774	1,565
	Elevance Health Inc.	5.100%	1/15/44	709	657
	Elevance Health Inc.	4.650%	8/15/44	1,773	1,547
	Elevance Health Inc.	4.375%	12/1/47	2,231	1,852
	Elevance Health Inc.	4.550%	3/1/48	993	842
	Elevance Health Inc.	3.700%	9/15/49	790	583
	Elevance Health Inc.	3.125%	5/15/50	2,285	1,531
	Elevance Health Inc.	3.600%	3/15/51	1,810	1,300
	Elevance Health Inc.	4.550%	5/15/52	1,520	1,276
	Elevance Health Inc.	6.100%	10/15/52	995	1,044
	Elevance Health Inc.	5.125%	2/15/53	2,795	2,571
	Elevance Health Inc.	5.650%	6/15/54	1,800	1,780
	Elevance Health Inc.	4.850%	8/15/54	400	339
	Eli Lilly & Co.	3.950%	3/15/49	985	803
	Eli Lilly & Co.	2.250%	5/15/50	3,220	1,879
	Eli Lilly & Co.	4.875%	2/27/53	2,835	2,655
	Eli Lilly & Co.	5.000%	2/9/54	2,600	2,483
	Eli Lilly & Co.	4.150%	3/15/59	1,345	1,096
	Eli Lilly & Co.	2.500%	9/15/60	1,665	933
	Eli Lilly & Co.	4.950%	2/27/63	1,965	1,824
	Eli Lilly & Co.	5.100%	2/9/64	2,510	2,392
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	745	571
	GE HealthCare Technologies Inc.	6.377%	11/22/52	1,697	1,841
	Gilead Sciences Inc.	4.600%	9/1/35	2,000	1,888
	Gilead Sciences Inc.	4.000%	9/1/36	1,481	1,306
	Gilead Sciences Inc.	2.600%	10/1/40	3,321	2,284
	Gilead Sciences Inc.	5.650%	12/1/41	926	931
	Gilead Sciences Inc.	4.800%	4/1/44	3,064	2,760
	Gilead Sciences Inc.	4.500%	2/1/45	2,835	2,449
	Gilead Sciences Inc.	4.750%	3/1/46	3,918	3,487
	Gilead Sciences Inc.	4.150%	3/1/47	1,950	1,585
	Gilead Sciences Inc.	2.800%	10/1/50	3,503	2,194
	Gilead Sciences Inc.	5.550%	10/15/53	2,205	2,201
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,106	5,632
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	612	522
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/41	985	690
	Hackensack Meridian Health Inc.	4.211%	7/1/48	625	529
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,245	815
	Hackensack Meridian Health Inc.	4.500%	7/1/57	365	314
[1]	Hartford HealthCare Corp.	3.447%	7/1/54	900	646
	HCA Inc.	5.125%	6/15/39	1,933	1,789
	HCA Inc.	4.375%	3/15/42	950	779
	HCA Inc.	5.500%	6/15/47	2,745	2,534
	HCA Inc.	5.250%	6/15/49	3,451	3,074
	HCA Inc.	3.500%	7/15/51	2,632	1,760
	HCA Inc.	4.625%	3/15/52	3,750	3,028
	HCA Inc.	5.900%	6/1/53	1,797	1,749
	HCA Inc.	6.000%	4/1/54	3,440	3,394
	HCA Inc.	6.100%	4/1/64	1,855	1,814
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	1,100	860
	Humana Inc.	4.625%	12/1/42	754	634
	Humana Inc.	4.950%	10/1/44	1,466	1,275
	Humana Inc.	4.800%	3/15/47	705	597
	Humana Inc.	3.950%	8/15/49	900	676
	Humana Inc.	5.500%	3/15/53	1,055	981
	Humana Inc.	5.750%	4/15/54	1,735	1,672
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	1,250	1,020
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	493
	Inova Health System Foundation	4.068%	5/15/52	745	618
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	705	523
[1]	Iowa Health System	3.665%	2/15/50	900	684
	Johns Hopkins Health System Corp.	3.837%	5/15/46	998	809
	Johnson & Johnson	3.550%	3/1/36	2,681	2,347
	Johnson & Johnson	3.625%	3/3/37	2,917	2,543
	Johnson & Johnson	5.950%	8/15/37	1,780	1,938
	Johnson & Johnson	3.400%	1/15/38	1,855	1,557
	Johnson & Johnson	5.850%	7/15/38	935	1,010
	Johnson & Johnson	2.100%	9/1/40	1,645	1,098
	Johnson & Johnson	4.500%	9/1/40	1,338	1,258
	Johnson & Johnson	4.850%	5/15/41	545	531

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	4.500%	12/5/43	867	810
	Johnson & Johnson	3.700%	3/1/46	3,907	3,137
	Johnson & Johnson	3.750%	3/3/47	1,866	1,499
	Johnson & Johnson	3.500%	1/15/48	1,072	820
	Johnson & Johnson	2.250%	9/1/50	1,730	1,028
	Johnson & Johnson	5.250%	6/1/54	1,500	1,506
	Johnson & Johnson	2.450%	9/1/60	1,625	918
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,322	1,676
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,346	1,270
	Kaiser Foundation Hospitals	4.150%	5/1/47	1,878	1,570
[1]	Kaiser Foundation Hospitals	3.266%	11/1/49	1,601	1,141
[1]	Kaiser Foundation Hospitals	3.002%	6/1/51	3,417	2,283
	Koninklijke Philips NV	6.875%	3/11/38	1,130	1,238
	Koninklijke Philips NV	5.000%	3/15/42	970	883
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,509	1,323
[1]	Mass General Brigham Inc.	3.765%	7/1/48	576	451
[1]	Mass General Brigham Inc.	3.192%	7/1/49	846	592
[1]	Mass General Brigham Inc.	3.342%	7/1/60	1,280	859
[1]	Mayo Clinic	3.774%	11/15/43	740	616
[1]	Mayo Clinic	4.128%	11/15/52	835	702
[1]	Mayo Clinic	3.196%	11/15/61	655	437
[1]	McLaren Health Care Corp.	4.386%	5/15/48	950	817
[1]	MedStar Health Inc.	3.626%	8/15/49	972	735
	Medtronic Inc.	4.375%	3/15/35	3,804	3,582
	Medtronic Inc.	4.625%	3/15/45	3,326	3,006
	Memorial Health Services	3.447%	11/1/49	615	457
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	970	931
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	550	372
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,080	893
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,033	856
	Merck & Co. Inc.	3.900%	3/7/39	2,032	1,754
	Merck & Co. Inc.	2.350%	6/24/40	1,995	1,362
	Merck & Co. Inc.	3.600%	9/15/42	1,357	1,074
	Merck & Co. Inc.	4.150%	5/18/43	2,874	2,446
	Merck & Co. Inc.	4.900%	5/17/44	1,510	1,416
	Merck & Co. Inc.	3.700%	2/10/45	3,379	2,651
	Merck & Co. Inc.	4.000%	3/7/49	2,617	2,115
	Merck & Co. Inc.	2.450%	6/24/50	3,446	2,049
	Merck & Co. Inc.	2.750%	12/10/51	2,345	1,466
	Merck & Co. Inc.	5.000%	5/17/53	2,190	2,061
	Merck & Co. Inc.	2.900%	12/10/61	3,265	1,954
	Merck & Co. Inc.	5.150%	5/17/63	1,582	1,501
[1]	Methodist Hospital	2.705%	12/1/50	1,048	661
[1]	Montefiore Obligated Group	5.246%	11/1/48	549	407
	Montefiore Obligated Group	4.287%	9/1/50	630	402
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	575	445
[1]	Mount Sinai Hospital	3.981%	7/1/48	948	740
[1]	Mount Sinai Hospital	3.737%	7/1/49	955	694
[1]	Mount Sinai Hospital	3.391%	7/1/50	652	429
	MultiCare Health System	2.803%	8/15/50	775	465
	Mylan Inc.	5.400%	11/29/43	786	680
	Mylan Inc.	5.200%	4/15/48	1,255	1,019
[1]	MyMichigan Health	3.409%	6/1/50	256	181
	New York & Presbyterian Hospital	2.256%	8/1/40	925	625
	New York & Presbyterian Hospital	4.024%	8/1/45	1,345	1,133
	New York & Presbyterian Hospital	4.063%	8/1/56	721	587
	New York & Presbyterian Hospital	2.606%	8/1/60	600	340
[1]	New York & Presbyterian Hospital	3.954%	8/1/19	990	712
	Northwell Healthcare Inc.	3.979%	11/1/46	1,100	851
	Northwell Healthcare Inc.	4.260%	11/1/47	1,324	1,069
	Northwell Healthcare Inc.	3.809%	11/1/49	860	639
	Novant Health Inc.	2.637%	11/1/36	665	503
	Novant Health Inc.	3.168%	11/1/51	514	346
	Novant Health Inc.	3.318%	11/1/61	825	545
	Novartis Capital Corp.	3.700%	9/21/42	985	804
	Novartis Capital Corp.	4.400%	5/6/44	3,418	3,046
	Novartis Capital Corp.	4.000%	11/20/45	2,838	2,371
	Novartis Capital Corp.	2.750%	8/14/50	2,150	1,394
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,010	643
[1]	NYU Langone Hospitals	5.750%	7/1/43	771	807

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NYU Langone Hospitals	4.784%	7/1/44	888	822
[1]	NYU Langone Hospitals	4.368%	7/1/47	795	693
[1]	NYU Langone Hospitals	3.380%	7/1/55	1,035	718
	OhioHealth Corp.	2.834%	11/15/41	675	489
[1]	OhioHealth Corp.	3.042%	11/15/50	1,040	727
	Orlando Health Obligated Group	4.089%	10/1/48	515	426
	Orlando Health Obligated Group	3.327%	10/1/50	680	498
[1]	PeaceHealth Obligated Group	4.787%	11/15/48	960	843
	Pfizer Inc.	4.000%	12/15/36	2,848	2,553
	Pfizer Inc.	4.100%	9/15/38	1,496	1,319
	Pfizer Inc.	3.900%	3/15/39	744	636
	Pfizer Inc.	7.200%	3/15/39	5,138	6,067
	Pfizer Inc.	2.550%	5/28/40	2,460	1,711
	Pfizer Inc.	5.600%	9/15/40	160	162
	Pfizer Inc.	4.300%	6/15/43	1,952	1,684
	Pfizer Inc.	4.400%	5/15/44	1,880	1,668
	Pfizer Inc.	4.125%	12/15/46	2,677	2,215
	Pfizer Inc.	4.200%	9/15/48	651	542
	Pfizer Inc.	4.000%	3/15/49	1,485	1,198
	Pfizer Inc.	2.700%	5/28/50	2,700	1,734
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	4,920	4,678
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	11,066	10,680
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	7,592	7,165
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,010	644
	Presbyterian Healthcare Services	4.875%	8/1/52	700	665
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,435	1,098
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	1,405	831
	Quest Diagnostics Inc.	4.700%	3/30/45	554	493
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/51	469	328
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,267	777
	Revvity Inc.	3.625%	3/15/51	605	420
	Royalty Pharma plc	3.300%	9/2/40	1,955	1,412
	Royalty Pharma plc	3.550%	9/2/50	2,859	1,921
[1]	Sharp HealthCare	2.680%	8/1/50	875	555
[4]	Solventum Corp.	5.900%	4/30/54	1,000	956
[1]	Stanford Health Care	3.795%	11/15/48	809	645
	Stanford Health Care	3.027%	8/15/51	735	500
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,255	912
	Stryker Corp.	4.100%	4/1/43	720	594
	Stryker Corp.	4.375%	5/15/44	285	244
	Stryker Corp.	4.625%	3/15/46	2,410	2,119
	Stryker Corp.	2.900%	6/15/50	1,007	659
	Summa Health	3.511%	11/15/51	350	254
[1]	Sutter Health	3.161%	8/15/40	1,000	756
[1]	Sutter Health	4.091%	8/15/48	1,060	873
[1]	Sutter Health	3.361%	8/15/50	1,275	913
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,848	2,062
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,861	2,555
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	661	422
	Texas Health Resources	2.328%	11/15/50	825	484
[1]	Texas Health Resources	4.330%	11/15/55	640	546
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	1,944	1,383
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,118	1,092
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,732	1,424
	Toledo Hospital	5.750%	11/15/38	700	700
[1]	Trinity Health Corp.	2.632%	12/1/40	650	459
	Trinity Health Corp.	4.125%	12/1/45	910	767
[1]	Trinity Health Corp.	3.434%	12/1/48	935	700
	UnitedHealth Group Inc.	4.625%	7/15/35	1,691	1,621
	UnitedHealth Group Inc.	5.800%	3/15/36	1,174	1,227
	UnitedHealth Group Inc.	6.500%	6/15/37	1,975	2,168
	UnitedHealth Group Inc.	6.625%	11/15/37	1,010	1,117
	UnitedHealth Group Inc.	6.875%	2/15/38	1,679	1,922
	UnitedHealth Group Inc.	3.500%	8/15/39	1,869	1,510
	UnitedHealth Group Inc.	2.750%	5/15/40	1,283	923
	UnitedHealth Group Inc.	5.700%	10/15/40	631	644
	UnitedHealth Group Inc.	5.950%	2/15/41	955	998
	UnitedHealth Group Inc.	3.050%	5/15/41	2,885	2,132
	UnitedHealth Group Inc.	4.375%	3/15/42	1,017	894
	UnitedHealth Group Inc.	3.950%	10/15/42	598	490

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.250%	3/15/43	2,105	1,815
	UnitedHealth Group Inc.	4.750%	7/15/45	2,311	2,094
	UnitedHealth Group Inc.	4.200%	1/15/47	442	364
	UnitedHealth Group Inc.	4.250%	4/15/47	1,751	1,457
	UnitedHealth Group Inc.	3.750%	10/15/47	2,330	1,776
	UnitedHealth Group Inc.	4.250%	6/15/48	2,285	1,889
	UnitedHealth Group Inc.	4.450%	12/15/48	1,017	869
	UnitedHealth Group Inc.	3.700%	8/15/49	2,083	1,565
	UnitedHealth Group Inc.	2.900%	5/15/50	2,660	1,725
	UnitedHealth Group Inc.	3.250%	5/15/51	4,648	3,192
	UnitedHealth Group Inc.	4.750%	5/15/52	3,925	3,476
	UnitedHealth Group Inc.	5.875%	2/15/53	3,505	3,641
	UnitedHealth Group Inc.	5.050%	4/15/53	4,463	4,140
	UnitedHealth Group Inc.	5.375%	4/15/54	2,970	2,884
	UnitedHealth Group Inc.	3.875%	8/15/59	2,738	2,030
	UnitedHealth Group Inc.	4.950%	5/15/62	1,315	1,171
	UnitedHealth Group Inc.	6.050%	2/15/63	2,895	3,045
	UnitedHealth Group Inc.	5.200%	4/15/63	2,805	2,604
	UnitedHealth Group Inc.	5.500%	4/15/64	1,965	1,906
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,190	1,803
	Viatris Inc.	3.850%	6/22/40	1,430	1,044
	Viatris Inc.	4.000%	6/22/50	2,891	1,948
[1]	WakeMed	3.286%	10/1/52	538	377
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/50	791	522
[1]	Willis-Knighton Medical Center	3.065%	3/1/51	1,175	767
	Wyeth LLC	5.950%	4/1/37	1,906	2,007
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	925	557
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	615	618
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	295	248
	Zoetis Inc.	4.700%	2/1/43	2,961	2,639
	Zoetis Inc.	3.950%	9/12/47	620	484
	Zoetis Inc.	4.450%	8/20/48	844	719
	Zoetis Inc.	3.000%	5/15/50	1,165	760
					616,464
Industrials (3.8%)
[1]	3M Co.	5.700%	3/15/37	690	716
[1]	3M Co.	3.875%	6/15/44	435	336
[1]	3M Co.	3.125%	9/19/46	1,455	979
[1]	3M Co.	3.625%	10/15/47	1,080	781
[1]	3M Co.	4.000%	9/14/48	1,265	1,005
	3M Co.	3.250%	8/26/49	1,788	1,212
	3M Co.	3.700%	4/15/50	758	551
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,288	1,098
	Boeing Co.	3.250%	2/1/35	863	659
	Boeing Co.	3.550%	3/1/38	893	647
	Boeing Co.	3.500%	3/1/39	814	577
	Boeing Co.	6.875%	3/15/39	843	872
	Boeing Co.	5.875%	2/15/40	1,041	975
	Boeing Co.	5.705%	5/1/40	5,455	5,037
	Boeing Co.	3.375%	6/15/46	897	571
	Boeing Co.	3.650%	3/1/47	896	584
	Boeing Co.	3.625%	3/1/48	1,073	690
	Boeing Co.	3.900%	5/1/49	1,490	1,001
	Boeing Co.	3.750%	2/1/50	1,835	1,204
	Boeing Co.	5.805%	5/1/50	9,837	8,882
[4]	Boeing Co.	6.858%	5/1/54	4,330	4,439
	Boeing Co.	3.950%	8/1/59	1,626	1,036
	Boeing Co.	5.930%	5/1/60	6,304	5,640
[4]	Boeing Co.	7.008%	5/1/64	2,430	2,489
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	739	799
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	985	1,062
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,312	1,347
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,001	950
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	940	928
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	921	865
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	953	833
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,639	1,427
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,243	1,088
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,512	1,446

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,145	1,978
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,945	1,710
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,559	2,119
Burlington Northern Santa Fe LLC	4.700%	9/1/45	889	796
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,061	1,632
Burlington Northern Santa Fe LLC	4.125%	6/15/47	1,970	1,608
Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,885	1,523
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,526	1,122
Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,963	1,300
Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,021	1,408
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,865	1,179
Burlington Northern Santa Fe LLC	5.200%	4/15/54	1,838	1,765
Burlington Northern Santa Fe LLC	5.500%	3/15/55	2,330	2,337
Canadian National Railway Co.	6.200%	6/1/36	842	913
Canadian National Railway Co.	6.375%	11/15/37	1,254	1,374
Canadian National Railway Co.	3.200%	8/2/46	527	380
Canadian National Railway Co.	3.650%	2/3/48	352	271
Canadian National Railway Co.	2.450%	5/1/50	910	544
Canadian National Railway Co.	4.400%	8/5/52	3,190	2,740
Canadian Pacific Railway Co.	4.800%	9/15/35	1,262	1,198
Canadian Pacific Railway Co.	5.950%	5/15/37	970	1,003
Canadian Pacific Railway Co.	3.000%	12/2/41	1,920	1,659
Canadian Pacific Railway Co.	4.300%	5/15/43	75	64
Canadian Pacific Railway Co.	4.800%	8/1/45	1,033	929
Canadian Pacific Railway Co.	4.950%	8/15/45	836	762
Canadian Pacific Railway Co.	3.500%	5/1/50	1,640	1,182
Canadian Pacific Railway Co.	3.100%	12/2/51	4,200	2,791
Canadian Pacific Railway Co.	4.200%	11/15/69	701	533
Canadian Pacific Railway Co.	6.125%	9/15/15	933	950
Carrier Global Corp.	3.377%	4/5/40	3,655	2,830
Carrier Global Corp.	3.577%	4/5/50	4,240	3,079
Carrier Global Corp.	6.200%	3/15/54	1,205	1,293
Caterpillar Inc.	5.300%	9/15/35	975	1,014
Caterpillar Inc.	6.050%	8/15/36	635	689
Caterpillar Inc.	5.200%	5/27/41	862	841
Caterpillar Inc.	3.803%	8/15/42	3,514	2,848
Caterpillar Inc.	3.250%	9/19/49	1,712	1,216
Caterpillar Inc.	3.250%	4/9/50	2,675	1,905
Caterpillar Inc.	4.750%	5/15/64	641	566
CSX Corp.	6.000%	10/1/36	990	1,046
CSX Corp.	6.150%	5/1/37	855	916
CSX Corp.	6.220%	4/30/40	1,589	1,702
CSX Corp.	5.500%	4/15/41	434	432
CSX Corp.	4.750%	5/30/42	1,136	1,031
CSX Corp.	4.100%	3/15/44	1,944	1,597
CSX Corp.	3.800%	11/1/46	1,443	1,119
CSX Corp.	4.300%	3/1/48	1,579	1,317
CSX Corp.	4.750%	11/15/48	1,343	1,197
CSX Corp.	4.500%	3/15/49	781	669
CSX Corp.	3.350%	9/15/49	1,105	777
CSX Corp.	3.800%	4/15/50	974	744
CSX Corp.	3.950%	5/1/50	515	405
CSX Corp.	2.500%	5/15/51	1,023	602
CSX Corp.	4.500%	11/15/52	1,352	1,157
CSX Corp.	4.500%	8/1/54	495	420
CSX Corp.	4.250%	11/1/66	1,335	1,039
CSX Corp.	4.650%	3/1/68	1,029	863
Cummins Inc.	4.875%	10/1/43	628	576
Cummins Inc.	2.600%	9/1/50	1,185	720
Cummins Inc.	5.450%	2/20/54	1,780	1,745
Deere & Co.	3.900%	6/9/42	2,887	2,410
Deere & Co.	2.875%	9/7/49	1,434	961
Deere & Co.	3.750%	4/15/50	1,436	1,126
Dover Corp.	5.375%	10/15/35	617	622
Dover Corp.	5.375%	3/1/41	523	510
Eaton Corp.	4.150%	11/2/42	1,508	1,283
Eaton Corp.	3.915%	9/15/47	783	625
Eaton Corp.	4.700%	8/23/52	1,172	1,060
Emerson Electric Co.	2.800%	12/21/51	2,957	1,859
FedEx Corp.	3.900%	2/1/35	1,030	914

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	3.250%	5/15/41	1,440	1,055
	FedEx Corp.	3.875%	8/1/42	1,100	859
	FedEx Corp.	4.100%	4/15/43	975	783
	FedEx Corp.	5.100%	1/15/44	1,733	1,583
	FedEx Corp.	4.100%	2/1/45	1,066	838
	FedEx Corp.	4.750%	11/15/45	1,408	1,212
	FedEx Corp.	4.550%	4/1/46	2,343	1,953
	FedEx Corp.	4.400%	1/15/47	1,389	1,131
	FedEx Corp.	4.050%	2/15/48	1,707	1,327
	FedEx Corp.	4.950%	10/17/48	1,479	1,308
	FedEx Corp.	5.250%	5/15/50	2,185	2,038
	Fortive Corp.	4.300%	6/15/46	1,041	866
	General Dynamics Corp.	4.250%	4/1/40	1,734	1,521
	General Dynamics Corp.	3.600%	11/15/42	1,195	941
	General Dynamics Corp.	4.250%	4/1/50	1,422	1,198
[1]	General Electric Co.	5.875%	1/14/38	2,131	2,190
	General Electric Co.	4.350%	5/1/50	1,585	1,349
	Honeywell International Inc.	5.000%	3/1/35	1,230	1,219
	Honeywell International Inc.	5.700%	3/15/36	1,020	1,072
	Honeywell International Inc.	5.700%	3/15/37	1,070	1,110
	Honeywell International Inc.	5.375%	3/1/41	945	939
	Honeywell International Inc.	3.812%	11/21/47	930	729
	Honeywell International Inc.	5.250%	3/1/54	3,500	3,397
	Honeywell International Inc.	5.350%	3/1/64	1,155	1,120
	Illinois Tool Works Inc.	4.875%	9/15/41	1,183	1,121
	Illinois Tool Works Inc.	3.900%	9/1/42	2,003	1,670
	Ingersoll Rand Inc.	5.700%	6/15/54	1,100	1,108
[1]	Johnson Controls International plc	6.000%	1/15/36	624	648
[1]	Johnson Controls International plc	4.625%	7/2/44	1,046	901
	Johnson Controls International plc	4.500%	2/15/47	839	700
[1]	Johnson Controls International plc	4.950%	7/2/64	755	652
	L3Harris Technologies Inc.	5.054%	4/27/45	425	393
	L3Harris Technologies Inc.	5.600%	7/31/53	1,890	1,873
	Lockheed Martin Corp.	4.800%	8/15/34	115	112
	Lockheed Martin Corp.	3.600%	3/1/35	1,328	1,164
	Lockheed Martin Corp.	4.500%	5/15/36	1,800	1,689
[1]	Lockheed Martin Corp.	6.150%	9/1/36	260	282
	Lockheed Martin Corp.	5.720%	6/1/40	1,264	1,306
	Lockheed Martin Corp.	4.070%	12/15/42	2,189	1,841
	Lockheed Martin Corp.	3.800%	3/1/45	2,385	1,897
	Lockheed Martin Corp.	4.700%	5/15/46	2,238	2,014
	Lockheed Martin Corp.	4.090%	9/15/52	3,128	2,509
	Lockheed Martin Corp.	4.150%	6/15/53	1,832	1,481
	Lockheed Martin Corp.	5.700%	11/15/54	1,177	1,210
	Lockheed Martin Corp.	5.200%	2/15/55	970	928
	Lockheed Martin Corp.	4.300%	6/15/62	1,126	911
	Lockheed Martin Corp.	5.900%	11/15/63	1,590	1,671
	Lockheed Martin Corp.	5.200%	2/15/64	1,495	1,413
[1]	Nature Conservancy	3.957%	3/1/52	695	568
	Norfolk Southern Corp.	4.837%	10/1/41	1,436	1,310
	Norfolk Southern Corp.	3.950%	10/1/42	793	636
	Norfolk Southern Corp.	4.450%	6/15/45	1,032	877
	Norfolk Southern Corp.	4.650%	1/15/46	916	799
	Norfolk Southern Corp.	3.942%	11/1/47	1,308	1,007
	Norfolk Southern Corp.	4.150%	2/28/48	963	766
	Norfolk Southern Corp.	4.100%	5/15/49	975	768
	Norfolk Southern Corp.	3.400%	11/1/49	1,440	1,007
	Norfolk Southern Corp.	3.050%	5/15/50	2,724	1,773
	Norfolk Southern Corp.	4.050%	8/15/52	1,296	999
	Norfolk Southern Corp.	3.700%	3/15/53	1,190	858
	Norfolk Southern Corp.	4.550%	6/1/53	1,904	1,595
	Norfolk Southern Corp.	5.350%	8/1/54	2,105	2,006
	Norfolk Southern Corp.	3.155%	5/15/55	710	450
	Norfolk Southern Corp.	5.950%	3/15/64	835	852
	Norfolk Southern Corp.	4.100%	5/15/21	1,140	805
	Northrop Grumman Corp.	5.150%	5/1/40	1,187	1,135
	Northrop Grumman Corp.	5.050%	11/15/40	1,002	953
	Northrop Grumman Corp.	4.750%	6/1/43	1,407	1,261
	Northrop Grumman Corp.	3.850%	4/15/45	1,007	787
	Northrop Grumman Corp.	4.030%	10/15/47	3,972	3,142

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	5.250%	5/1/50	1,885	1,788
	Northrop Grumman Corp.	4.950%	3/15/53	2,287	2,061
	Northrop Grumman Corp.	5.200%	6/1/54	900	842
	Otis Worldwide Corp.	3.112%	2/15/40	1,841	1,369
	Otis Worldwide Corp.	3.362%	2/15/50	534	376
[1]	Parker-Hannifin Corp.	4.200%	11/21/34	1,779	1,625
[1]	Parker-Hannifin Corp.	6.250%	5/15/38	75	80
[1]	Parker-Hannifin Corp.	4.450%	11/21/44	680	579
	Parker-Hannifin Corp.	4.100%	3/1/47	928	741
	Parker-Hannifin Corp.	4.000%	6/14/49	1,814	1,416
	Precision Castparts Corp.	3.900%	1/15/43	1,060	878
	Precision Castparts Corp.	4.375%	6/15/45	653	575
	Republic Services Inc.	6.200%	3/1/40	847	899
	Republic Services Inc.	5.700%	5/15/41	955	964
	Republic Services Inc.	3.050%	3/1/50	725	482
	Rockwell Automation Inc.	4.200%	3/1/49	1,235	1,033
	Rockwell Automation Inc.	2.800%	8/15/61	934	536
	RTX Corp.	6.125%	7/15/38	1,453	1,524
	RTX Corp.	4.450%	11/16/38	2,037	1,803
	RTX Corp.	4.875%	10/15/40	980	893
	RTX Corp.	4.700%	12/15/41	1,107	980
	RTX Corp.	4.500%	6/1/42	7,669	6,654
	RTX Corp.	4.800%	12/15/43	1,145	1,017
	RTX Corp.	4.150%	5/15/45	1,332	1,075
	RTX Corp.	3.750%	11/1/46	2,093	1,567
	RTX Corp.	4.350%	4/15/47	2,386	1,965
	RTX Corp.	4.050%	5/4/47	940	739
	RTX Corp.	4.625%	11/16/48	3,221	2,765
	RTX Corp.	3.125%	7/1/50	1,911	1,255
	RTX Corp.	2.820%	9/1/51	1,170	712
	RTX Corp.	3.030%	3/15/52	680	434
	RTX Corp.	5.375%	2/27/53	2,405	2,284
	RTX Corp.	6.400%	3/15/54	2,939	3,207
	Trane Technologies Financing Ltd.	4.650%	11/1/44	340	303
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,169	1,193
	Tyco Electronics Group SA	7.125%	10/1/37	675	779
	Union Pacific Corp.	3.375%	2/1/35	797	681
	Union Pacific Corp.	2.891%	4/6/36	1,577	1,271
	Union Pacific Corp.	3.600%	9/15/37	813	683
[1]	Union Pacific Corp.	3.550%	8/15/39	471	384
	Union Pacific Corp.	3.200%	5/20/41	776	586
	Union Pacific Corp.	4.050%	3/1/46	1,115	902
	Union Pacific Corp.	3.350%	8/15/46	1,085	784
	Union Pacific Corp.	4.000%	4/15/47	955	762
	Union Pacific Corp.	3.250%	2/5/50	3,240	2,257
	Union Pacific Corp.	2.950%	3/10/52	1,173	756
	Union Pacific Corp.	4.950%	9/9/52	591	552
	Union Pacific Corp.	3.500%	2/14/53	2,423	1,737
	Union Pacific Corp.	3.875%	2/1/55	811	613
	Union Pacific Corp.	3.950%	8/15/59	912	685
	Union Pacific Corp.	3.839%	3/20/60	3,428	2,521
	Union Pacific Corp.	3.550%	5/20/61	1,252	863
	Union Pacific Corp.	2.973%	9/16/62	2,986	1,767
	Union Pacific Corp.	5.150%	1/20/63	902	832
	Union Pacific Corp.	4.100%	9/15/67	40	30
	Union Pacific Corp.	3.750%	2/5/70	1,032	721
	Union Pacific Corp.	3.799%	4/6/71	2,626	1,848
	Union Pacific Corp.	3.850%	2/14/72	1,455	1,037
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	2,500	2,538
	United Parcel Service Inc.	6.200%	1/15/38	2,581	2,797
	United Parcel Service Inc.	5.200%	4/1/40	1,568	1,533
	United Parcel Service Inc.	4.875%	11/15/40	953	891
	United Parcel Service Inc.	3.625%	10/1/42	761	600
	United Parcel Service Inc.	3.400%	11/15/46	654	485
	United Parcel Service Inc.	3.750%	11/15/47	1,975	1,514
	United Parcel Service Inc.	4.250%	3/15/49	1,417	1,170
	United Parcel Service Inc.	3.400%	9/1/49	1,306	940
	United Parcel Service Inc.	5.300%	4/1/50	1,120	1,089
	United Parcel Service Inc.	5.050%	3/3/53	2,006	1,876
	United Parcel Service Inc.	5.500%	5/22/54	2,000	1,982

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	5.600%	5/22/64	1,100	1,088
Valmont Industries Inc.	5.000%	10/1/44	809	731
Valmont Industries Inc.	5.250%	10/1/54	749	670
Waste Connections Inc.	3.050%	4/1/50	550	365
Waste Connections Inc.	2.950%	1/15/52	1,861	1,190
Waste Management Inc.	2.950%	6/1/41	1,870	1,353
Waste Management Inc.	4.150%	7/15/49	1,205	996
Waste Management Inc.	2.500%	11/15/50	947	563
WW Grainger Inc.	4.600%	6/15/45	1,685	1,509
WW Grainger Inc.	3.750%	5/15/46	694	540
WW Grainger Inc.	4.200%	5/15/47	966	800
Xylem Inc.	4.375%	11/1/46	925	773
				321,465
Materials (1.6%)
Air Products and Chemicals Inc.	2.700%	5/15/40	1,139	814
Air Products and Chemicals Inc.	2.800%	5/15/50	1,520	976
Albemarle Corp.	5.450%	12/1/44	625	567
Albemarle Corp.	5.650%	6/1/52	820	727
ArcelorMittal SA	7.000%	10/15/39	1,310	1,408
ArcelorMittal SA	6.750%	3/1/41	855	875
ArcelorMittal SA	6.350%	6/17/54	865	841
Barrick Gold Corp.	6.450%	10/15/35	591	633
Barrick North America Finance LLC	5.700%	5/30/41	1,375	1,361
Barrick North America Finance LLC	5.750%	5/1/43	2,026	2,013
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	1,586	1,614
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,463	5,109
BHP Billiton Finance USA Ltd.	5.500%	9/8/53	1,535	1,521
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	784	687
CF Industries Inc.	4.950%	6/1/43	1,490	1,299
CF Industries Inc.	5.375%	3/15/44	1,233	1,131
Dow Chemical Co.	4.250%	10/1/34	1,043	952
Dow Chemical Co.	9.400%	5/15/39	452	598
Dow Chemical Co.	5.250%	11/15/41	2,098	1,947
Dow Chemical Co.	4.375%	11/15/42	1,316	1,088
Dow Chemical Co.	4.625%	10/1/44	923	788
Dow Chemical Co.	5.550%	11/30/48	1,620	1,538
Dow Chemical Co.	4.800%	5/15/49	1,235	1,052
Dow Chemical Co.	3.600%	11/15/50	2,880	2,005
Dow Chemical Co.	6.900%	5/15/53	1,445	1,606
Dow Chemical Co.	5.600%	2/15/54	50	48
DuPont de Nemours Inc.	5.319%	11/15/38	1,537	1,580
DuPont de Nemours Inc.	5.419%	11/15/48	3,948	4,090
Eastman Chemical Co.	4.800%	9/1/42	2,001	1,741
Eastman Chemical Co.	4.650%	10/15/44	717	600
Ecolab Inc.	2.125%	8/15/50	880	492
Ecolab Inc.	2.700%	12/15/51	1,809	1,116
Ecolab Inc.	2.750%	8/18/55	1,289	775
FMC Corp.	4.500%	10/1/49	362	276
FMC Corp.	6.375%	5/18/53	1,160	1,150
Freeport-McMoRan Inc.	5.400%	11/14/34	1,520	1,491
Freeport-McMoRan Inc.	5.450%	3/15/43	3,400	3,207
International Flavors & Fragrances Inc.	4.375%	6/1/47	240	185
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,353	1,163
International Paper Co.	5.000%	9/15/35	768	724
International Paper Co.	6.000%	11/15/41	1,147	1,150
International Paper Co.	4.800%	6/15/44	1,492	1,296
International Paper Co.	4.400%	8/15/47	1,390	1,112
International Paper Co.	4.350%	8/15/48	1,345	1,089
Linde Inc.	3.550%	11/7/42	1,228	978
Linde Inc.	2.000%	8/10/50	537	293
Lubrizol Corp.	6.500%	10/1/34	1,110	1,239
LYB International Finance BV	5.250%	7/15/43	1,425	1,293
LYB International Finance BV	4.875%	3/15/44	1,731	1,505
LYB International Finance III LLC	3.375%	10/1/40	1,858	1,358
LYB International Finance III LLC	4.200%	10/15/49	1,527	1,171
LYB International Finance III LLC	4.200%	5/1/50	1,875	1,425
LYB International Finance III LLC	3.625%	4/1/51	1,200	825
LYB International Finance III LLC	3.800%	10/1/60	990	669
LyondellBasell Industries NV	4.625%	2/26/55	1,780	1,444

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,480	1,651
	Mosaic Co.	4.875%	11/15/41	1,167	1,024
	Mosaic Co.	5.625%	11/15/43	638	603
[1]	Newmont Corp.	5.875%	4/1/35	1,292	1,336
	Newmont Corp.	6.250%	10/1/39	1,435	1,514
	Newmont Corp.	4.875%	3/15/42	2,136	1,970
	Newmont Corp.	5.450%	6/9/44	810	782
[4]	Newmont Corp.	4.200%	5/13/50	900	732
	Nucor Corp.	6.400%	12/1/37	880	950
	Nucor Corp.	2.979%	12/15/55	1,125	691
	Nutrien Ltd.	4.125%	3/15/35	1,598	1,426
	Nutrien Ltd.	5.875%	12/1/36	1,104	1,132
	Nutrien Ltd.	5.625%	12/1/40	1,075	1,041
	Nutrien Ltd.	4.900%	6/1/43	575	512
	Nutrien Ltd.	5.250%	1/15/45	920	846
	Nutrien Ltd.	5.000%	4/1/49	1,936	1,704
	Nutrien Ltd.	3.950%	5/13/50	50	38
	Nutrien Ltd.	5.800%	3/27/53	1,781	1,756
	Packaging Corp. of America	4.050%	12/15/49	830	655
	Packaging Corp. of America	3.050%	10/1/51	1,333	871
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,198	1,248
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,099	2,031
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,945	1,825
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,530	1,414
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,111	941
	Rio Tinto Finance USA plc	5.125%	3/9/53	1,980	1,863
	RPM International Inc.	5.250%	6/1/45	555	510
	RPM International Inc.	4.250%	1/15/48	765	632
	Sherwin-Williams Co.	4.550%	8/1/45	1,196	1,015
	Sherwin-Williams Co.	4.500%	6/1/47	2,193	1,851
	Sherwin-Williams Co.	3.800%	8/15/49	881	665
	Sherwin-Williams Co.	3.300%	5/15/50	856	583
[4]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	1,910	1,897
	Southern Copper Corp.	7.500%	7/27/35	1,535	1,779
	Southern Copper Corp.	6.750%	4/16/40	2,050	2,229
	Southern Copper Corp.	5.250%	11/8/42	2,373	2,209
	Southern Copper Corp.	5.875%	4/23/45	2,980	2,940
[3]	Steel Dynamics Inc.	5.375%	8/15/34	520	511
	Steel Dynamics Inc.	3.250%	10/15/50	790	520
	Teck Resources Ltd.	6.125%	10/1/35	656	670
	Teck Resources Ltd.	6.000%	8/15/40	945	930
	Teck Resources Ltd.	5.200%	3/1/42	905	807
	Teck Resources Ltd.	5.400%	2/1/43	811	735
	Vale Overseas Ltd.	6.875%	11/21/36	2,485	2,653
	Vale Overseas Ltd.	6.875%	11/10/39	1,986	2,115
	Vale Overseas Ltd.	6.400%	6/28/54	1,733	1,704
	Vale SA	5.625%	9/11/42	830	805
	Vulcan Materials Co.	4.500%	6/15/47	1,090	908
	Vulcan Materials Co.	4.700%	3/1/48	700	606
	Westlake Corp.	2.875%	8/15/41	845	571
	Westlake Corp.	5.000%	8/15/46	1,566	1,371
	Westlake Corp.	4.375%	11/15/47	1,425	1,153
	Westlake Corp.	3.125%	8/15/51	1,024	644
	Westlake Corp.	3.375%	8/15/61	957	580
					132,784
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	1,293	1,200
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	460	389
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,540	1,142
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,085	653
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	2,795	1,875
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	1,505	1,412
	American Homes 4 Rent LP	5.500%	7/15/34	878	863
	American Homes 4 Rent LP	3.375%	7/15/51	950	621
	American Homes 4 Rent LP	4.300%	4/15/52	677	524
	American Tower Corp.	3.700%	10/15/49	1,195	865
	American Tower Corp.	3.100%	6/15/50	1,874	1,209
	American Tower Corp.	2.950%	1/15/51	1,901	1,189
[1]	AvalonBay Communities Inc.	3.900%	10/15/46	740	577

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	AvalonBay Communities Inc.	4.150%	7/1/47	525	424
	Brixmor Operating Partnership LP	5.750%	2/15/35	720	718
	Camden Property Trust	3.350%	11/1/49	435	304
	CBRE Services Inc.	5.950%	8/15/34	1,450	1,467
	Crown Castle Inc.	2.900%	4/1/41	2,197	1,519
	Crown Castle Inc.	4.750%	5/15/47	428	364
	Crown Castle Inc.	5.200%	2/15/49	1,054	956
	Crown Castle Inc.	4.000%	11/15/49	400	304
	Crown Castle Inc.	4.150%	7/1/50	860	669
	Crown Castle Inc.	3.250%	1/15/51	1,544	1,022
	Equinix Inc.	3.000%	7/15/50	821	520
	Equinix Inc.	2.950%	9/15/51	968	598
	Equinix Inc.	3.400%	2/15/52	780	534
	ERP Operating LP	4.500%	7/1/44	1,577	1,336
	ERP Operating LP	4.000%	8/1/47	732	563
	Essex Portfolio LP	4.500%	3/15/48	596	491
	Essex Portfolio LP	2.650%	9/1/50	624	355
	Federal Realty OP LP	4.500%	12/1/44	640	518
	Healthpeak OP LLC	6.750%	2/1/41	555	605
	Host Hotels & Resorts LP	5.700%	7/1/34	1,100	1,081
	Kimco Realty OP LLC	4.250%	4/1/45	700	559
	Kimco Realty OP LLC	4.125%	12/1/46	750	572
	Kimco Realty OP LLC	4.450%	9/1/47	516	413
	Kimco Realty OP LLC	3.700%	10/1/49	645	466
	Mid-America Apartments LP	2.875%	9/15/51	720	447
	NNN REIT Inc.	5.500%	6/15/34	250	248
	NNN REIT Inc.	3.500%	4/15/51	1,280	890
	NNN REIT Inc.	3.000%	4/15/52	1,236	769
	Prologis LP	4.375%	9/15/48	828	694
	Prologis LP	3.050%	3/1/50	890	584
	Prologis LP	3.000%	4/15/50	1,337	866
	Prologis LP	2.125%	10/15/50	620	329
	Prologis LP	5.250%	6/15/53	1,952	1,844
	Prologis LP	5.250%	3/15/54	1,090	1,031
	Public Storage Operating Co.	5.350%	8/1/53	1,130	1,090
	Realty Income Corp.	4.650%	3/15/47	1,685	1,452
	Regency Centers LP	4.400%	2/1/47	820	662
	Regency Centers LP	4.650%	3/15/49	614	508
	Simon Property Group LP	6.750%	2/1/40	1,157	1,255
	Simon Property Group LP	4.750%	3/15/42	1,040	916
	Simon Property Group LP	4.250%	10/1/44	356	289
	Simon Property Group LP	4.250%	11/30/46	880	707
	Simon Property Group LP	3.250%	9/13/49	2,490	1,670
	Simon Property Group LP	3.800%	7/15/50	1,570	1,153
	Simon Property Group LP	5.850%	3/8/53	234	233
	Simon Property Group LP	6.650%	1/15/54	785	864
	UDR Inc.	3.100%	11/1/34	685	552
	Ventas Realty LP	5.625%	7/1/34	900	891
	Ventas Realty LP	5.700%	9/30/43	693	664
	Ventas Realty LP	4.875%	4/15/49	980	832
	VICI Properties LP	5.625%	5/15/52	2,150	1,925
	VICI Properties LP	6.125%	4/1/54	475	455
	Welltower OP LLC	6.500%	3/15/41	625	674
	Welltower OP LLC	4.950%	9/1/48	975	882
	Weyerhaeuser Co.	4.000%	3/9/52	1,135	859
					55,112
Technology (4.1%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	900	760
	Analog Devices Inc.	2.800%	10/1/41	2,040	1,437
	Analog Devices Inc.	2.950%	10/1/51	2,570	1,677
	Apple Inc.	4.500%	2/23/36	2,415	2,358
	Apple Inc.	2.375%	2/8/41	1,294	895
	Apple Inc.	3.850%	5/4/43	5,363	4,489
	Apple Inc.	4.450%	5/6/44	2,105	1,945
	Apple Inc.	3.450%	2/9/45	4,993	3,875
	Apple Inc.	4.375%	5/13/45	3,464	3,082
	Apple Inc.	4.650%	2/23/46	7,086	6,539
	Apple Inc.	3.850%	8/4/46	4,558	3,720
	Apple Inc.	3.750%	9/12/47	2,159	1,722

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.750%	11/13/47	2,721	2,165
	Apple Inc.	2.950%	9/11/49	3,386	2,313
	Apple Inc.	2.650%	5/11/50	1,636	1,045
	Apple Inc.	2.400%	8/20/50	2,595	1,570
	Apple Inc.	2.650%	2/8/51	6,911	4,367
	Apple Inc.	2.700%	8/5/51	3,031	1,923
	Apple Inc.	3.950%	8/8/52	3,325	2,699
	Apple Inc.	4.850%	5/10/53	1,683	1,631
	Apple Inc.	2.550%	8/20/60	3,800	2,309
	Apple Inc.	2.800%	2/8/61	4,292	2,621
	Apple Inc.	2.850%	8/5/61	2,224	1,368
	Apple Inc.	4.100%	8/8/62	700	566
	Applied Materials Inc.	5.100%	10/1/35	1,380	1,397
	Applied Materials Inc.	5.850%	6/15/41	1,180	1,247
	Applied Materials Inc.	4.350%	4/1/47	925	808
	Applied Materials Inc.	2.750%	6/1/50	410	268
[4]	Broadcom Inc.	3.137%	11/15/35	5,914	4,735
[4]	Broadcom Inc.	3.187%	11/15/36	5,420	4,287
[4]	Broadcom Inc.	4.926%	5/15/37	4,857	4,567
[4]	Broadcom Inc.	3.500%	2/15/41	6,175	4,731
[4]	Broadcom Inc.	3.750%	2/15/51	2,510	1,864
	Cisco Systems Inc.	5.900%	2/15/39	3,287	3,492
	Cisco Systems Inc.	5.500%	1/15/40	3,323	3,375
	Cisco Systems Inc.	5.300%	2/26/54	3,920	3,844
	Cisco Systems Inc.	5.350%	2/26/64	1,870	1,819
	Corning Inc.	4.700%	3/15/37	675	624
	Corning Inc.	5.750%	8/15/40	963	955
	Corning Inc.	4.750%	3/15/42	875	781
	Corning Inc.	5.350%	11/15/48	681	637
	Corning Inc.	3.900%	11/15/49	490	367
	Corning Inc.	4.375%	11/15/57	1,495	1,172
	Corning Inc.	5.850%	11/15/68	506	495
	Corning Inc.	5.450%	11/15/79	1,709	1,572
	Dell International LLC	8.100%	7/15/36	2,066	2,461
	Dell International LLC	3.375%	12/15/41	1,997	1,461
	Dell International LLC	8.350%	7/15/46	926	1,172
	Dell International LLC	3.450%	12/15/51	2,050	1,388
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,605	1,153
	Fidelity National Information Services Inc.	4.500%	8/15/46	456	373
	Fiserv Inc.	4.400%	7/1/49	3,555	2,884
	Global Payments Inc.	4.150%	8/15/49	1,148	864
	Global Payments Inc.	5.950%	8/15/52	999	963
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,236	3,399
	HP Inc.	6.000%	9/15/41	2,120	2,166
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	160	152
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	2,900	2,716
	Intel Corp.	4.600%	3/25/40	1,065	961
	Intel Corp.	2.800%	8/12/41	2,415	1,672
	Intel Corp.	4.250%	12/15/42	1,145	950
	Intel Corp.	5.625%	2/10/43	1,963	1,945
	Intel Corp.	4.900%	7/29/45	2,175	1,986
	Intel Corp.	4.100%	5/19/46	3,040	2,427
	Intel Corp.	4.100%	5/11/47	1,060	840
	Intel Corp.	3.734%	12/8/47	3,836	2,822
	Intel Corp.	3.250%	11/15/49	4,575	3,068
	Intel Corp.	4.750%	3/25/50	2,710	2,334
	Intel Corp.	3.050%	8/12/51	2,529	1,604
	Intel Corp.	4.900%	8/5/52	3,520	3,103
	Intel Corp.	5.700%	2/10/53	3,981	3,916
	Intel Corp.	5.600%	2/21/54	1,280	1,241
	Intel Corp.	3.100%	2/15/60	3,040	1,841
	Intel Corp.	3.200%	8/12/61	1,295	797
	Intel Corp.	5.050%	8/5/62	2,029	1,792
	Intel Corp.	5.900%	2/10/63	2,215	2,214
	International Business Machines Corp.	4.150%	5/15/39	4,183	3,598
	International Business Machines Corp.	5.600%	11/30/39	1,025	1,041
	International Business Machines Corp.	2.850%	5/15/40	1,075	768
	International Business Machines Corp.	4.000%	6/20/42	2,090	1,708
	International Business Machines Corp.	4.700%	2/19/46	600	529
	International Business Machines Corp.	4.250%	5/15/49	5,798	4,713

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
International Business Machines Corp.	2.950%	5/15/50	1,485	944
International Business Machines Corp.	3.430%	2/9/52	1,255	867
International Business Machines Corp.	5.100%	2/6/53	1,345	1,255
International Business Machines Corp.	7.125%	12/1/96	600	749
Intuit Inc.	5.500%	9/15/53	2,190	2,199
Juniper Networks Inc.	5.950%	3/15/41	645	651
KLA Corp.	5.000%	3/15/49	435	406
KLA Corp.	3.300%	3/1/50	774	544
KLA Corp.	4.950%	7/15/52	2,475	2,303
KLA Corp.	5.250%	7/15/62	1,560	1,490
Kyndryl Holdings Inc.	4.100%	10/15/41	790	599
Lam Research Corp.	4.875%	3/15/49	1,699	1,551
Lam Research Corp.	2.875%	6/15/50	1,629	1,061
Lam Research Corp.	3.125%	6/15/60	840	533
Micron Technology Inc.	3.366%	11/1/41	905	662
Micron Technology Inc.	3.477%	11/1/51	925	636
Microsoft Corp.	3.500%	2/12/35	2,948	2,669
Microsoft Corp.	4.200%	11/3/35	1,080	1,032
Microsoft Corp.	3.450%	8/8/36	4,177	3,642
Microsoft Corp.	4.100%	2/6/37	1,747	1,638
Microsoft Corp.	4.500%	10/1/40	2,590	2,490
Microsoft Corp.	5.300%	2/8/41	838	897
Microsoft Corp.	3.700%	8/8/46	5,286	4,333
Microsoft Corp.	4.250%	2/6/47	635	581
Microsoft Corp.	2.525%	6/1/50	9,479	5,984
Microsoft Corp.	2.500%	9/15/50	4,537	2,856
Microsoft Corp.	2.921%	3/17/52	10,936	7,428
Microsoft Corp.	3.950%	8/8/56	402	328
Microsoft Corp.	4.500%	2/6/57	1,185	1,086
Microsoft Corp.	2.675%	6/1/60	8,267	5,026
Microsoft Corp.	3.041%	3/17/62	3,368	2,228
Moody's Corp.	2.750%	8/19/41	936	647
Moody's Corp.	5.250%	7/15/44	1,590	1,522
Moody's Corp.	3.250%	5/20/50	571	390
Moody's Corp.	3.750%	2/25/52	1,110	834
Moody's Corp.	3.100%	11/29/61	960	588
Motorola Solutions Inc.	5.500%	9/1/44	600	582
Nokia OYJ	6.625%	5/15/39	620	619
NVIDIA Corp.	3.500%	4/1/40	1,917	1,586
NVIDIA Corp.	3.500%	4/1/50	3,612	2,769
NVIDIA Corp.	3.700%	4/1/60	836	630
NXP BV	3.250%	5/11/41	1,728	1,261
NXP BV	3.125%	2/15/42	990	699
NXP BV	3.250%	11/30/51	925	609
Oracle Corp.	4.300%	7/8/34	2,856	2,601
Oracle Corp.	3.900%	5/15/35	2,065	1,790
Oracle Corp.	3.850%	7/15/36	1,490	1,256
Oracle Corp.	3.800%	11/15/37	4,005	3,299
Oracle Corp.	6.500%	4/15/38	2,031	2,176
Oracle Corp.	6.125%	7/8/39	1,404	1,455
Oracle Corp.	3.600%	4/1/40	5,415	4,162
Oracle Corp.	5.375%	7/15/40	5,569	5,290
Oracle Corp.	3.650%	3/25/41	3,894	2,978
Oracle Corp.	4.125%	5/15/45	3,780	2,959
Oracle Corp.	4.000%	7/15/46	7,555	5,761
Oracle Corp.	4.000%	11/15/47	3,514	2,661
Oracle Corp.	3.600%	4/1/50	8,496	5,933
Oracle Corp.	3.950%	3/25/51	6,505	4,809
Oracle Corp.	6.900%	11/9/52	3,980	4,449
Oracle Corp.	5.550%	2/6/53	3,100	2,932
Oracle Corp.	4.375%	5/15/55	2,350	1,834
Oracle Corp.	3.850%	4/1/60	5,065	3,483
Oracle Corp.	4.100%	3/25/61	2,185	1,569
PayPal Holdings Inc.	3.250%	6/1/50	1,311	887
PayPal Holdings Inc.	5.050%	6/1/52	1,995	1,822
PayPal Holdings Inc.	5.500%	6/1/54	725	703
PayPal Holdings Inc.	5.250%	6/1/62	1,000	913
QUALCOMM Inc.	4.650%	5/20/35	1,833	1,783
QUALCOMM Inc.	4.800%	5/20/45	2,664	2,462
QUALCOMM Inc.	4.300%	5/20/47	3,039	2,591

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	4.500%	5/20/52	2,480	2,140
	QUALCOMM Inc.	6.000%	5/20/53	1,885	2,027
	S&P Global Inc.	3.250%	12/1/49	566	397
	S&P Global Inc.	3.700%	3/1/52	1,925	1,453
	S&P Global Inc.	2.300%	8/15/60	650	331
	S&P Global Inc.	3.900%	3/1/62	985	731
	Salesforce Inc.	2.700%	7/15/41	1,320	922
	Salesforce Inc.	2.900%	7/15/51	4,356	2,807
	Salesforce Inc.	3.050%	7/15/61	2,482	1,532
	Texas Instruments Inc.	3.875%	3/15/39	739	645
	Texas Instruments Inc.	4.150%	5/15/48	2,373	1,967
	Texas Instruments Inc.	2.700%	9/15/51	882	549
	Texas Instruments Inc.	5.000%	3/14/53	1,305	1,222
	Texas Instruments Inc.	5.150%	2/8/54	1,400	1,339
	Texas Instruments Inc.	5.050%	5/18/63	2,553	2,367
	TSMC Arizona Corp.	3.125%	10/25/41	1,830	1,418
	TSMC Arizona Corp.	3.250%	10/25/51	1,625	1,195
	TSMC Arizona Corp.	4.500%	4/22/52	2,020	1,870
	Verisk Analytics Inc.	3.625%	5/15/50	1,168	840
					338,849
Utilities (5.9%)
[1]	AEP Texas Inc.	4.150%	5/1/49	690	516
[1]	AEP Texas Inc.	3.450%	1/15/50	1,055	697
	AEP Texas Inc.	3.450%	5/15/51	848	558
	AEP Texas Inc.	5.250%	5/15/52	975	871
	AEP Transmission Co. LLC	4.000%	12/1/46	943	748
	AEP Transmission Co. LLC	3.750%	12/1/47	866	641
	AEP Transmission Co. LLC	3.800%	6/15/49	840	619
	AEP Transmission Co. LLC	3.150%	9/15/49	390	256
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	1,490	1,074
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	420	251
[1]	AEP Transmission Co. LLC	4.500%	6/15/52	995	826
	AEP Transmission Co. LLC	5.400%	3/15/53	934	894
	Alabama Power Co.	6.125%	5/15/38	715	752
	Alabama Power Co.	6.000%	3/1/39	407	423
	Alabama Power Co.	3.850%	12/1/42	505	403
	Alabama Power Co.	4.150%	8/15/44	662	544
	Alabama Power Co.	3.750%	3/1/45	1,193	914
	Alabama Power Co.	4.300%	1/2/46	1,476	1,224
[1]	Alabama Power Co.	3.700%	12/1/47	926	689
[1]	Alabama Power Co.	4.300%	7/15/48	937	767
	Alabama Power Co.	3.450%	10/1/49	1,224	869
	Alabama Power Co.	3.125%	7/15/51	1,067	707
	Alabama Power Co.	3.000%	3/15/52	880	571
	Ameren Illinois Co.	4.150%	3/15/46	997	814
	Ameren Illinois Co.	3.700%	12/1/47	605	452
	Ameren Illinois Co.	4.500%	3/15/49	622	531
	Ameren Illinois Co.	3.250%	3/15/50	286	195
	Ameren Illinois Co.	2.900%	6/15/51	644	403
	Ameren Illinois Co.	5.900%	12/1/52	689	711
	Ameren Illinois Co.	5.550%	7/1/54	1,200	1,177
	American Electric Power Co. Inc.	3.250%	3/1/50	960	630
	American Electric Power Co. Inc.	6.950%	12/15/54	1,350	1,345
	American Water Capital Corp.	6.593%	10/15/37	379	421
	American Water Capital Corp.	4.300%	12/1/42	995	843
	American Water Capital Corp.	4.300%	9/1/45	725	608
	American Water Capital Corp.	3.750%	9/1/47	1,231	932
	American Water Capital Corp.	4.200%	9/1/48	873	708
	American Water Capital Corp.	4.150%	6/1/49	545	437
	American Water Capital Corp.	3.450%	5/1/50	1,659	1,171
	American Water Capital Corp.	3.250%	6/1/51	1,410	957
	American Water Capital Corp.	5.450%	3/1/54	1,120	1,082
	Appalachian Power Co.	7.000%	4/1/38	1,083	1,187
	Appalachian Power Co.	4.400%	5/15/44	370	295
	Appalachian Power Co.	4.450%	6/1/45	530	426
[1]	Appalachian Power Co.	4.500%	3/1/49	821	649
[1]	Appalachian Power Co.	3.700%	5/1/50	1,000	691
	Arizona Public Service Co.	5.700%	8/15/34	500	499
	Arizona Public Service Co.	5.050%	9/1/41	577	529

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	4.500%	4/1/42	875	734
	Arizona Public Service Co.	4.350%	11/15/45	955	776
	Arizona Public Service Co.	3.750%	5/15/46	710	523
	Arizona Public Service Co.	4.200%	8/15/48	850	660
	Arizona Public Service Co.	4.250%	3/1/49	632	493
	Arizona Public Service Co.	3.500%	12/1/49	594	403
	Atmos Energy Corp.	5.500%	6/15/41	950	944
	Atmos Energy Corp.	4.150%	1/15/43	494	413
	Atmos Energy Corp.	4.125%	10/15/44	1,892	1,563
	Atmos Energy Corp.	4.300%	10/1/48	365	300
	Atmos Energy Corp.	4.125%	3/15/49	1,135	894
	Atmos Energy Corp.	3.375%	9/15/49	2,010	1,391
	Atmos Energy Corp.	2.850%	2/15/52	703	435
	Atmos Energy Corp.	5.750%	10/15/52	590	597
	Atmos Energy Corp.	6.200%	11/15/53	750	808
	Avista Corp.	4.350%	6/1/48	849	702
	Avista Corp.	4.000%	4/1/52	882	661
	Baltimore Gas & Electric Co.	6.350%	10/1/36	753	798
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,118	807
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,222	913
	Baltimore Gas & Electric Co.	4.250%	9/15/48	790	635
	Baltimore Gas & Electric Co.	3.200%	9/15/49	573	381
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	183
	Baltimore Gas & Electric Co.	5.400%	6/1/53	755	722
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/54	1,200	1,186
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,789	2,923
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,132	1,170
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	908	854
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,096	954
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,414	1,041
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	514	420
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,646	1,291
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	3,874	2,366
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,011	1,670
	Black Hills Corp.	6.000%	1/15/35	1,650	1,660
	Black Hills Corp.	4.200%	9/15/46	545	423
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	578	447
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,339	1,163
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	712	558
[1]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	811	661
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,683	1,168
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	980	708
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	502	446
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	699	669
	CenterPoint Energy Inc.	3.700%	9/1/49	715	513
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	607	619
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	610	478
	Cleco Corporate Holdings LLC	4.973%	5/1/46	883	726
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	748	755
	CMS Energy Corp.	4.875%	3/1/44	755	680
	Commonwealth Edison Co.	5.900%	3/15/36	1,907	1,977
	Commonwealth Edison Co.	6.450%	1/15/38	730	790
	Commonwealth Edison Co.	4.600%	8/15/43	1,035	903
	Commonwealth Edison Co.	4.700%	1/15/44	975	865
	Commonwealth Edison Co.	3.700%	3/1/45	580	441
	Commonwealth Edison Co.	3.650%	6/15/46	1,605	1,192
[1]	Commonwealth Edison Co.	3.750%	8/15/47	1,294	973
	Commonwealth Edison Co.	4.000%	3/1/48	1,851	1,439
	Commonwealth Edison Co.	4.000%	3/1/49	1,280	990
[1]	Commonwealth Edison Co.	3.200%	11/15/49	812	540
	Commonwealth Edison Co.	3.000%	3/1/50	739	473
[1]	Commonwealth Edison Co.	3.125%	3/15/51	636	415
[1]	Commonwealth Edison Co.	2.750%	9/1/51	390	233
	Commonwealth Edison Co.	5.300%	2/1/53	1,310	1,238
	Commonwealth Edison Co.	5.650%	6/1/54	510	507
	Connecticut Light & Power Co.	4.300%	4/15/44	842	710
	Connecticut Light & Power Co.	4.000%	4/1/48	1,220	972
	Connecticut Light & Power Co.	5.250%	1/15/53	1,438	1,374
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	570	564
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	974	1,001

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,395	1,479
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,380	1,528
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	790	779
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	745	743
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	685	565
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	578	461
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	981	836
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,159	977
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,395	1,068
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	712	549
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	667	568
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,690	1,334
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,615	1,262
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,153	759
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,376	1,458
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	1,175	1,203
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	1,350	1,347
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,391	1,177
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,315	1,035
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	580	436
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,605	1,308
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	770	535
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,205	713
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,295	889
	Constellation Energy Generation LLC	6.250%	10/1/39	780	805
	Constellation Energy Generation LLC	5.600%	6/15/42	1,226	1,183
	Constellation Energy Generation LLC	6.500%	10/1/53	2,085	2,216
	Constellation Energy Generation LLC	5.750%	3/15/54	1,900	1,842
	Consumers Energy Co.	3.950%	5/15/43	654	531
	Consumers Energy Co.	3.250%	8/15/46	853	619
	Consumers Energy Co.	3.950%	7/15/47	617	495
	Consumers Energy Co.	4.050%	5/15/48	1,128	917
	Consumers Energy Co.	4.350%	4/15/49	1,164	981
	Consumers Energy Co.	3.750%	2/15/50	882	671
	Consumers Energy Co.	3.100%	8/15/50	1,085	748
	Consumers Energy Co.	3.500%	8/1/51	821	602
	Consumers Energy Co.	2.650%	8/15/52	405	250
	Consumers Energy Co.	4.200%	9/1/52	255	206
	Consumers Energy Co.	2.500%	5/1/60	1,031	582
	Dayton Power & Light Co.	3.950%	6/15/49	823	600
	Delmarva Power & Light Co.	4.150%	5/15/45	793	632
[1]	Dominion Energy Inc.	5.950%	6/15/35	1,495	1,517
[1]	Dominion Energy Inc.	3.300%	4/15/41	1,819	1,313
[1]	Dominion Energy Inc.	4.900%	8/1/41	1,138	1,001
[1]	Dominion Energy Inc.	4.050%	9/15/42	865	677
	Dominion Energy Inc.	4.700%	12/1/44	976	826
[1]	Dominion Energy Inc.	4.600%	3/15/49	700	581
[1]	Dominion Energy Inc.	4.850%	8/15/52	489	421
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	550	572
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	525	512
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	687	596
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	1,376	1,222
[1]	DTE Electric Co.	4.000%	4/1/43	645	529
	DTE Electric Co.	4.300%	7/1/44	510	432
	DTE Electric Co.	3.700%	3/15/45	815	628
	DTE Electric Co.	3.700%	6/1/46	612	467
	DTE Electric Co.	3.750%	8/15/47	1,282	971
[1]	DTE Electric Co.	4.050%	5/15/48	1,403	1,118
	DTE Electric Co.	3.950%	3/1/49	1,523	1,200
	DTE Electric Co.	2.950%	3/1/50	837	539
[1]	DTE Electric Co.	3.250%	4/1/51	959	647
	DTE Electric Co.	5.400%	4/1/53	900	879
	Duke Energy Carolinas LLC	6.100%	6/1/37	992	1,020
	Duke Energy Carolinas LLC	6.000%	1/15/38	690	717
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,437	1,496
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,053	1,018
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,316	1,101
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,440	1,159
	Duke Energy Carolinas LLC	3.750%	6/1/45	885	666
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,340	1,027

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.700%	12/1/47	790	580
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,518	1,169
	Duke Energy Carolinas LLC	3.200%	8/15/49	965	647
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,430	998
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,438	1,366
	Duke Energy Carolinas LLC	5.400%	1/15/54	1,765	1,691
	Duke Energy Corp.	3.300%	6/15/41	1,706	1,238
	Duke Energy Corp.	3.750%	9/1/46	2,930	2,134
	Duke Energy Corp.	3.950%	8/15/47	997	741
	Duke Energy Corp.	4.200%	6/15/49	985	757
	Duke Energy Corp.	3.500%	6/15/51	2,040	1,376
	Duke Energy Corp.	5.000%	8/15/52	2,040	1,773
	Duke Energy Corp.	6.100%	9/15/53	725	736
	Duke Energy Corp.	5.800%	6/15/54	2,000	1,944
	Duke Energy Florida LLC	6.350%	9/15/37	1,476	1,567
	Duke Energy Florida LLC	6.400%	6/15/38	1,767	1,894
	Duke Energy Florida LLC	5.650%	4/1/40	638	634
	Duke Energy Florida LLC	3.400%	10/1/46	1,177	826
	Duke Energy Florida LLC	4.200%	7/15/48	887	712
	Duke Energy Florida LLC	3.000%	12/15/51	1,025	645
	Duke Energy Florida LLC	5.950%	11/15/52	1,005	1,025
	Duke Energy Florida LLC	6.200%	11/15/53	940	997
	Duke Energy Indiana LLC	6.120%	10/15/35	876	925
	Duke Energy Indiana LLC	6.350%	8/15/38	826	881
[1]	Duke Energy Indiana LLC	4.900%	7/15/43	1,080	964
	Duke Energy Indiana LLC	3.750%	5/15/46	640	485
[1]	Duke Energy Indiana LLC	3.250%	10/1/49	1,085	729
	Duke Energy Indiana LLC	2.750%	4/1/50	883	532
	Duke Energy Ohio Inc.	3.700%	6/15/46	764	560
	Duke Energy Ohio Inc.	4.300%	2/1/49	678	544
	Duke Energy Ohio Inc.	5.650%	4/1/53	1,145	1,105
	Duke Energy Ohio Inc.	5.550%	3/15/54	300	289
	Duke Energy Progress LLC	6.300%	4/1/38	823	874
	Duke Energy Progress LLC	4.100%	5/15/42	1,009	824
	Duke Energy Progress LLC	4.100%	3/15/43	437	353
	Duke Energy Progress LLC	4.150%	12/1/44	989	794
	Duke Energy Progress LLC	4.200%	8/15/45	1,474	1,188
	Duke Energy Progress LLC	3.700%	10/15/46	777	575
	Duke Energy Progress LLC	3.600%	9/15/47	897	648
	Duke Energy Progress LLC	2.500%	8/15/50	573	329
	Duke Energy Progress LLC	2.900%	8/15/51	980	607
	Duke Energy Progress LLC	4.000%	4/1/52	987	747
	Duke Energy Progress LLC	5.350%	3/15/53	1,300	1,220
	El Paso Electric Co.	6.000%	5/15/35	788	791
	El Paso Electric Co.	5.000%	12/1/44	600	507
	Emera US Finance LP	4.750%	6/15/46	2,222	1,828
	Entergy Arkansas LLC	4.200%	4/1/49	727	578
	Entergy Arkansas LLC	2.650%	6/15/51	1,305	758
	Entergy Arkansas LLC	3.350%	6/15/52	550	369
	Entergy Arkansas LLC	5.750%	6/1/54	1,400	1,389
	Entergy Corp.	3.750%	6/15/50	1,245	879
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,317
	Entergy Louisiana LLC	4.200%	9/1/48	1,791	1,419
	Entergy Louisiana LLC	4.200%	4/1/50	502	394
	Entergy Louisiana LLC	2.900%	3/15/51	1,906	1,155
	Entergy Louisiana LLC	4.750%	9/15/52	550	473
	Entergy Louisiana LLC	5.700%	3/15/54	1,345	1,326
	Entergy Mississippi LLC	3.850%	6/1/49	787	580
	Entergy Mississippi LLC	5.850%	6/1/54	800	797
	Entergy Texas Inc.	4.500%	3/30/39	580	510
	Entergy Texas Inc.	3.550%	9/30/49	1,171	834
	Entergy Texas Inc.	5.800%	9/1/53	580	580
	Essential Utilities Inc.	4.276%	5/1/49	990	784
	Essential Utilities Inc.	3.351%	4/15/50	1,379	927
	Essential Utilities Inc.	5.300%	5/1/52	905	826
	Evergy Kansas Central Inc.	4.125%	3/1/42	933	769
	Evergy Kansas Central Inc.	4.100%	4/1/43	930	753
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	701
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	361
	Evergy Metro Inc.	5.300%	10/1/41	955	900

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Metro Inc.	4.200%	6/15/47	632	506
	Evergy Metro Inc.	4.200%	3/15/48	655	521
[1]	Evergy Metro Inc.	4.125%	4/1/49	1,175	918
	Eversource Energy	5.950%	7/15/34	1,300	1,313
	Eversource Energy	3.450%	1/15/50	1,500	1,027
	Exelon Corp.	5.625%	6/15/35	1,180	1,177
	Exelon Corp.	5.100%	6/15/45	1,488	1,352
	Exelon Corp.	4.450%	4/15/46	661	546
	Exelon Corp.	4.700%	4/15/50	1,362	1,151
	Exelon Corp.	4.100%	3/15/52	935	717
	Exelon Corp.	5.600%	3/15/53	2,200	2,117
[1]	FirstEnergy Corp.	5.100%	7/15/47	350	299
[1]	FirstEnergy Corp.	3.400%	3/1/50	2,685	1,783
	Florida Power & Light Co.	4.950%	6/1/35	985	957
	Florida Power & Light Co.	5.650%	2/1/37	943	961
	Florida Power & Light Co.	5.950%	2/1/38	535	562
	Florida Power & Light Co.	5.960%	4/1/39	945	986
	Florida Power & Light Co.	5.690%	3/1/40	1,189	1,205
	Florida Power & Light Co.	5.250%	2/1/41	1,010	987
	Florida Power & Light Co.	4.125%	2/1/42	1,000	843
	Florida Power & Light Co.	4.050%	6/1/42	1,154	963
	Florida Power & Light Co.	4.050%	10/1/44	742	608
	Florida Power & Light Co.	3.700%	12/1/47	1,055	798
	Florida Power & Light Co.	3.950%	3/1/48	1,263	994
	Florida Power & Light Co.	4.125%	6/1/48	960	780
	Florida Power & Light Co.	3.990%	3/1/49	1,000	791
	Florida Power & Light Co.	3.150%	10/1/49	962	654
	Florida Power & Light Co.	2.875%	12/4/51	1,539	978
	Florida Power & Light Co.	5.300%	4/1/53	2,162	2,082
	Florida Power & Light Co.	5.600%	6/15/54	1,500	1,516
[1]	Georgia Power Co.	4.750%	9/1/40	825	743
	Georgia Power Co.	4.300%	3/15/42	2,593	2,202
	Georgia Power Co.	4.300%	3/15/43	574	477
[1]	Georgia Power Co.	3.700%	1/30/50	1,395	1,029
[1]	Georgia Power Co.	3.250%	3/15/51	1,380	937
	Iberdrola International BV	6.750%	7/15/36	891	999
[1]	Idaho Power Co.	4.200%	3/1/48	561	440
[1]	Idaho Power Co.	5.500%	3/15/53	675	643
[1]	Idaho Power Co.	5.800%	4/1/54	985	978
[1]	Indiana Michigan Power Co.	4.550%	3/15/46	1,025	860
[1]	Indiana Michigan Power Co.	3.750%	7/1/47	649	478
	Indiana Michigan Power Co.	3.250%	5/1/51	1,014	667
	Indiana Michigan Power Co.	5.625%	4/1/53	815	792
	Interstate Power & Light Co.	6.250%	7/15/39	514	534
	Interstate Power & Light Co.	3.700%	9/15/46	790	580
	Interstate Power & Light Co.	3.100%	11/30/51	731	464
	ITC Holdings Corp.	5.300%	7/1/43	451	413
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	771	719
	Kentucky Utilities Co.	5.125%	11/1/40	979	920
	Kentucky Utilities Co.	4.375%	10/1/45	977	813
	Kentucky Utilities Co.	3.300%	6/1/50	1,230	832
	Louisville Gas & Electric Co.	4.250%	4/1/49	930	737
	MidAmerican Energy Co.	4.800%	9/15/43	1,383	1,248
	MidAmerican Energy Co.	4.250%	5/1/46	940	774
	MidAmerican Energy Co.	3.950%	8/1/47	1,836	1,430
	MidAmerican Energy Co.	3.650%	8/1/48	2,170	1,626
	MidAmerican Energy Co.	4.250%	7/15/49	1,408	1,157
	MidAmerican Energy Co.	5.850%	9/15/54	665	682
	MidAmerican Energy Co.	5.300%	2/1/55	2,295	2,186
[1]	Mississippi Power Co.	4.250%	3/15/42	1,585	1,302
	National Grid USA	5.803%	4/1/35	783	780
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	625	522
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	808
[1]	Nevada Power Co.	6.650%	4/1/36	1,553	1,672
[1]	Nevada Power Co.	6.750%	7/1/37	517	570
[1]	Nevada Power Co.	3.125%	8/1/50	825	527
[1]	Nevada Power Co.	5.900%	5/1/53	590	589
	Nevada Power Co.	6.000%	3/15/54	865	878
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	490	310
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	2,245	2,078

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	1,555	1,492
	NiSource Inc.	5.950%	6/15/41	928	930
	NiSource Inc.	5.250%	2/15/43	1,410	1,294
	NiSource Inc.	4.800%	2/15/44	1,087	943
	NiSource Inc.	5.650%	2/1/45	1,120	1,082
	NiSource Inc.	4.375%	5/15/47	1,217	978
	NiSource Inc.	3.950%	3/30/48	1,556	1,165
	Northern States Power Co.	6.250%	6/1/36	865	924
	Northern States Power Co.	6.200%	7/1/37	1,037	1,110
	Northern States Power Co.	5.350%	11/1/39	880	862
	Northern States Power Co.	4.125%	5/15/44	715	582
	Northern States Power Co.	4.000%	8/15/45	904	715
	Northern States Power Co.	3.600%	9/15/47	485	353
	Northern States Power Co.	2.900%	3/1/50	845	538
	Northern States Power Co.	2.600%	6/1/51	861	513
	Northern States Power Co.	3.200%	4/1/52	610	406
	Northern States Power Co.	4.500%	6/1/52	885	748
	Northern States Power Co.	5.100%	5/15/53	1,670	1,541
	Northern States Power Co.	5.400%	3/15/54	1,270	1,227
	Northern States Power Co.	5.650%	6/15/54	1,200	1,198
	NorthWestern Corp.	4.176%	11/15/44	949	773
	NSTAR Electric Co.	5.500%	3/15/40	847	838
	NSTAR Electric Co.	4.400%	3/1/44	1,060	898
	NSTAR Electric Co.	4.950%	9/15/52	1,031	926
	Oglethorpe Power Corp.	5.950%	11/1/39	960	953
	Oglethorpe Power Corp.	5.375%	11/1/40	952	894
	Oglethorpe Power Corp.	4.500%	4/1/47	500	406
	Oglethorpe Power Corp.	5.050%	10/1/48	982	861
	Oglethorpe Power Corp.	5.250%	9/1/50	690	620
	Oglethorpe Power Corp.	6.200%	12/1/53	770	787
[4]	Oglethorpe Power Corp.	5.800%	6/1/54	650	637
	Ohio Edison Co.	6.875%	7/15/36	400	446
	Ohio Power Co.	4.150%	4/1/48	785	604
	Ohio Power Co.	4.000%	6/1/49	934	705
[1]	Ohio Power Co.	2.900%	10/1/51	475	290
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	996	796
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	665	503
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	728	868
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	785	756
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	920	818
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	893	862
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	710	550
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	557	425
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	914	732
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	972	738
[1]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	242	161
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	592	437
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	894	534
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	760	687
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	860	822
[4]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	2,900	2,846
	ONE Gas Inc.	4.658%	2/1/44	1,010	890
	ONE Gas Inc.	4.500%	11/1/48	853	715
	Pacific Gas & Electric Co.	4.500%	7/1/40	3,443	2,838
	Pacific Gas & Electric Co.	3.300%	8/1/40	725	516
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,510	1,180
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,140	1,749
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,025	784
	Pacific Gas & Electric Co.	4.000%	12/1/46	750	539
	Pacific Gas & Electric Co.	3.950%	12/1/47	1,440	1,030
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,462	5,337
	Pacific Gas & Electric Co.	3.500%	8/1/50	4,670	3,056
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,285	1,101
	Pacific Gas & Electric Co.	6.750%	1/15/53	2,555	2,655
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,550	1,611
	PacifiCorp	5.250%	6/15/35	557	539
	PacifiCorp	6.100%	8/1/36	820	848
	PacifiCorp	6.250%	10/15/37	1,758	1,815
	PacifiCorp	6.350%	7/15/38	955	995
	PacifiCorp	6.000%	1/15/39	947	961

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	4.100%	2/1/42	617	485
	PacifiCorp	4.125%	1/15/49	1,397	1,060
	PacifiCorp	4.150%	2/15/50	994	759
	PacifiCorp	3.300%	3/15/51	1,650	1,069
	PacifiCorp	2.900%	6/15/52	743	439
	PacifiCorp	5.350%	12/1/53	1,800	1,634
	PacifiCorp	5.500%	5/15/54	1,258	1,171
	PacifiCorp	5.800%	1/15/55	2,360	2,287
	PECO Energy Co.	5.950%	10/1/36	740	777
	PECO Energy Co.	4.150%	10/1/44	858	703
	PECO Energy Co.	3.700%	9/15/47	1,303	986
	PECO Energy Co.	3.900%	3/1/48	1,055	814
	PECO Energy Co.	3.000%	9/15/49	710	466
	PECO Energy Co.	3.050%	3/15/51	595	386
	PECO Energy Co.	2.850%	9/15/51	1,037	638
	PECO Energy Co.	4.600%	5/15/52	609	521
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	445	385
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	453	326
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,045	685
	Potomac Electric Power Co.	6.500%	11/15/37	970	1,063
	Potomac Electric Power Co.	4.150%	3/15/43	790	652
	Potomac Electric Power Co.	5.500%	3/15/54	715	698
	PPL Electric Utilities Corp.	6.250%	5/15/39	527	565
	PPL Electric Utilities Corp.	4.150%	10/1/45	960	791
	PPL Electric Utilities Corp.	3.950%	6/1/47	631	500
	PPL Electric Utilities Corp.	4.150%	6/15/48	777	627
	PPL Electric Utilities Corp.	5.250%	5/15/53	855	815
	Progress Energy Inc.	6.000%	12/1/39	595	598
[1]	Public Service Co. of Colorado	6.250%	9/1/37	1,506	1,574
	Public Service Co. of Colorado	6.500%	8/1/38	341	368
	Public Service Co. of Colorado	3.600%	9/15/42	870	652
	Public Service Co. of Colorado	4.300%	3/15/44	275	224
	Public Service Co. of Colorado	3.800%	6/15/47	895	653
	Public Service Co. of Colorado	4.100%	6/15/48	1,044	798
	Public Service Co. of Colorado	4.050%	9/15/49	306	233
[1]	Public Service Co. of Colorado	2.700%	1/15/51	1,187	699
[1]	Public Service Co. of Colorado	4.500%	6/1/52	788	639
	Public Service Co. of Colorado	5.250%	4/1/53	1,599	1,463
	Public Service Co. of Colorado	5.750%	5/15/54	735	727
	Public Service Co. of New Hampshire	3.600%	7/1/49	790	580
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	595
[1]	Public Service Electric & Gas Co.	5.800%	5/1/37	743	776
[1]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	575
[1]	Public Service Electric & Gas Co.	3.650%	9/1/42	645	505
[1]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,697	1,325
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	931	692
[1]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,235	992
[1]	Public Service Electric & Gas Co.	3.850%	5/1/49	845	654
[1]	Public Service Electric & Gas Co.	3.200%	8/1/49	447	308
[1]	Public Service Electric & Gas Co.	2.700%	5/1/50	466	291
[1]	Public Service Electric & Gas Co.	2.050%	8/1/50	859	463
[1]	Public Service Electric & Gas Co.	5.125%	3/15/53	1,312	1,241
	Public Service Electric & Gas Co.	5.450%	8/1/53	638	629
[1]	Public Service Electric & Gas Co.	5.450%	3/1/54	985	972
	Puget Sound Energy Inc.	6.274%	3/15/37	287	305
	Puget Sound Energy Inc.	5.757%	10/1/39	310	312
	Puget Sound Energy Inc.	5.795%	3/15/40	900	899
	Puget Sound Energy Inc.	5.638%	4/15/41	685	672
	Puget Sound Energy Inc.	4.300%	5/20/45	864	706
	Puget Sound Energy Inc.	4.223%	6/15/48	1,315	1,042
	Puget Sound Energy Inc.	3.250%	9/15/49	491	323
	Puget Sound Energy Inc.	5.685%	6/15/54	825	817
	San Diego Gas & Electric Co.	6.000%	6/1/39	435	459
	San Diego Gas & Electric Co.	4.500%	8/15/40	983	877
[1]	San Diego Gas & Electric Co.	3.750%	6/1/47	900	671
	San Diego Gas & Electric Co.	4.150%	5/15/48	980	791
[1]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,127	769
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,010	729
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,455	1,375
	San Diego Gas & Electric Co.	5.550%	4/15/54	1,600	1,565

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sempra	3.800%	2/1/38	1,814	1,482
	Sempra	6.000%	10/15/39	1,424	1,440
	Sempra	4.000%	2/1/48	1,547	1,177
	Sierra Pacific Power Co.	5.900%	3/15/54	1,210	1,205
[1]	Southern California Edison Co.	5.750%	4/1/35	1,053	1,069
[1]	Southern California Edison Co.	5.350%	7/15/35	1,220	1,204
	Southern California Edison Co.	5.625%	2/1/36	523	521
[1]	Southern California Edison Co.	5.550%	1/15/37	751	750
[1]	Southern California Edison Co.	5.950%	2/1/38	855	866
	Southern California Edison Co.	6.050%	3/15/39	605	618
	Southern California Edison Co.	5.500%	3/15/40	995	958
	Southern California Edison Co.	4.500%	9/1/40	1,137	978
	Southern California Edison Co.	4.050%	3/15/42	1,289	1,032
[1]	Southern California Edison Co.	3.900%	3/15/43	1,006	780
	Southern California Edison Co.	4.650%	10/1/43	1,505	1,293
[1]	Southern California Edison Co.	3.600%	2/1/45	675	493
	Southern California Edison Co.	4.000%	4/1/47	2,575	1,971
[1]	Southern California Edison Co.	4.125%	3/1/48	1,555	1,207
[1]	Southern California Edison Co.	4.875%	3/1/49	1,226	1,064
	Southern California Edison Co.	3.650%	2/1/50	1,810	1,287
[1]	Southern California Edison Co.	2.950%	2/1/51	1,890	1,169
[1]	Southern California Edison Co.	3.650%	6/1/51	920	647
	Southern California Edison Co.	3.450%	2/1/52	1,315	892
[1]	Southern California Edison Co.	5.450%	6/1/52	595	558
	Southern California Edison Co.	5.700%	3/1/53	750	728
	Southern California Edison Co.	5.875%	12/1/53	620	619
	Southern California Edison Co.	5.750%	4/15/54	605	592
	Southern California Gas Co.	5.125%	11/15/40	611	578
	Southern California Gas Co.	3.750%	9/15/42	383	298
[1]	Southern California Gas Co.	4.125%	6/1/48	783	602
[1]	Southern California Gas Co.	4.300%	1/15/49	166	133
[1]	Southern California Gas Co.	3.950%	2/15/50	738	559
	Southern California Gas Co.	6.350%	11/15/52	1,170	1,261
	Southern California Gas Co.	5.750%	6/1/53	960	953
	Southern California Gas Co.	5.600%	4/1/54	640	629
	Southern Co.	4.250%	7/1/36	660	584
	Southern Co.	4.400%	7/1/46	3,187	2,664
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	922	923
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,005	825
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,020	765
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,145	928
	Southern Power Co.	5.150%	9/15/41	991	917
	Southern Power Co.	5.250%	7/15/43	791	732
[1]	Southern Power Co.	4.950%	12/15/46	844	734
	Southwest Gas Corp.	3.800%	9/29/46	760	558
	Southwest Gas Corp.	4.150%	6/1/49	815	617
	Southwestern Electric Power Co.	6.200%	3/15/40	970	1,003
[1]	Southwestern Electric Power Co.	3.900%	4/1/45	875	650
[1]	Southwestern Electric Power Co.	3.850%	2/1/48	781	559
	Southwestern Electric Power Co.	3.250%	11/1/51	1,338	844
	Southwestern Public Service Co.	4.500%	8/15/41	761	637
	Southwestern Public Service Co.	3.400%	8/15/46	610	412
	Southwestern Public Service Co.	3.700%	8/15/47	635	448
[1]	Southwestern Public Service Co.	4.400%	11/15/48	550	433
[1]	Southwestern Public Service Co.	3.150%	5/1/50	1,156	733
	Southwestern Public Service Co.	6.000%	6/1/54	1,010	1,008
	Tampa Electric Co.	4.100%	6/15/42	665	547
	Tampa Electric Co.	4.350%	5/15/44	580	478
	Tampa Electric Co.	4.300%	6/15/48	689	558
	Tampa Electric Co.	4.450%	6/15/49	980	819
	Tampa Electric Co.	3.625%	6/15/50	893	639
	Tampa Electric Co.	3.450%	3/15/51	635	436
	Toledo Edison Co.	6.150%	5/15/37	617	648
	Tucson Electric Power Co.	4.850%	12/1/48	915	797
	Tucson Electric Power Co.	5.500%	4/15/53	800	769
	Union Electric Co.	5.300%	8/1/37	709	702
	Union Electric Co.	8.450%	3/15/39	595	757
	Union Electric Co.	3.900%	9/15/42	1,026	826
	Union Electric Co.	3.650%	4/15/45	640	482
	Union Electric Co.	4.000%	4/1/48	495	384

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	3.250%	10/1/49	706	478
	Union Electric Co.	2.625%	3/15/51	972	577
	Union Electric Co.	3.900%	4/1/52	570	435
	Union Electric Co.	5.450%	3/15/53	1,005	969
	Union Electric Co.	5.250%	1/15/54	500	467
[1]	Virginia Electric & Power Co.	6.000%	1/15/36	1,562	1,607
[1]	Virginia Electric & Power Co.	6.000%	5/15/37	1,648	1,697
	Virginia Electric & Power Co.	6.350%	11/30/37	1,221	1,294
	Virginia Electric & Power Co.	4.000%	1/15/43	1,206	969
[1]	Virginia Electric & Power Co.	4.650%	8/15/43	424	368
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	1,154	938
[1]	Virginia Electric & Power Co.	4.000%	11/15/46	1,220	949
[1]	Virginia Electric & Power Co.	3.800%	9/15/47	1,773	1,313
	Virginia Electric & Power Co.	4.600%	12/1/48	800	680
	Virginia Electric & Power Co.	3.300%	12/1/49	617	416
	Virginia Electric & Power Co.	2.450%	12/15/50	2,447	1,375
	Virginia Electric & Power Co.	2.950%	11/15/51	1,982	1,239
[1]	Virginia Electric & Power Co.	4.625%	5/15/52	1,567	1,320
	Virginia Electric & Power Co.	5.450%	4/1/53	1,060	1,013
	Virginia Electric & Power Co.	5.700%	8/15/53	1,010	1,005
[1]	Washington Gas Light Co.	3.796%	9/15/46	895	676
[1]	Washington Gas Light Co.	3.650%	9/15/49	1,055	772
	Wisconsin Electric Power Co.	5.700%	12/1/36	625	652
	Wisconsin Electric Power Co.	4.300%	10/15/48	612	504
	Wisconsin Power & Light Co.	6.375%	8/15/37	605	634
	Wisconsin Power & Light Co.	3.650%	4/1/50	670	479
	Wisconsin Public Service Corp.	3.671%	12/1/42	635	498
	Wisconsin Public Service Corp.	4.752%	11/1/44	929	836
	Wisconsin Public Service Corp.	2.850%	12/1/51	760	469
	Xcel Energy Inc.	6.500%	7/1/36	927	965
	Xcel Energy Inc.	3.500%	12/1/49	981	665
					492,207
Total Corporate Bonds (Cost $4,473,570)					3,755,126
Sovereign Bonds (3.0%)
[1]	African Development Bank	5.750%	8/7/72	735	709
	Equinor ASA	3.625%	4/6/40	999	809
	Equinor ASA	5.100%	8/17/40	1,050	1,015
	Equinor ASA	4.250%	11/23/41	1,660	1,447
	Equinor ASA	3.950%	5/15/43	1,504	1,238
	Equinor ASA	4.800%	11/8/43	1,470	1,363
	Equinor ASA	3.250%	11/18/49	1,548	1,082
	Equinor ASA	3.700%	4/6/50	2,448	1,860
	European Investment Bank	4.875%	2/15/36	1,093	1,121
	Export-Import Bank of Korea	2.500%	6/29/41	1,000	703
[1]	Inter-American Development Bank	3.875%	10/28/41	969	851
	Inter-American Development Bank	3.200%	8/7/42	429	343
	Inter-American Development Bank	4.375%	1/24/44	899	840
[1]	International Bank for Reconstruction & Development	4.750%	2/15/35	785	791
[5]	KFW	0.000%	4/18/36	3,181	1,850
[5]	KFW	0.000%	6/29/37	3,199	1,757
[1]	Oriental Republic of Uruguay	5.750%	10/28/34	4,123	4,299
[1]	Oriental Republic of Uruguay	7.625%	3/21/36	1,919	2,273
[1]	Oriental Republic of Uruguay	4.125%	11/20/45	898	778
[1]	Oriental Republic of Uruguay	5.100%	6/18/50	7,292	6,863
[1]	Oriental Republic of Uruguay	4.975%	4/20/55	4,019	3,664
	Province of British Columbia	7.250%	9/1/36	665	805
[1]	Republic of Chile	4.950%	1/5/36	2,882	2,762
[1]	Republic of Chile	3.100%	5/7/41	4,322	3,161
[1]	Republic of Chile	4.340%	3/7/42	4,226	3,643
	Republic of Chile	3.860%	6/21/47	760	589
[1]	Republic of Chile	3.500%	1/25/50	4,255	3,060
[1]	Republic of Chile	4.000%	1/31/52	1,570	1,211
[1]	Republic of Chile	5.330%	1/5/54	2,385	2,246
[1]	Republic of Chile	3.100%	1/22/61	3,720	2,296
[1]	Republic of Chile	3.250%	9/21/71	2,127	1,312
	Republic of Hungary	7.625%	3/29/41	2,874	3,269
	Republic of Indonesia	4.350%	1/11/48	3,355	2,859
	Republic of Indonesia	5.350%	2/11/49	1,527	1,508

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	3.700%	10/30/49	1,945	1,478
	Republic of Indonesia	3.500%	2/14/50	1,375	1,006
	Republic of Indonesia	4.200%	10/15/50	2,605	2,147
	Republic of Indonesia	3.050%	3/12/51	3,143	2,124
[1]	Republic of Indonesia	4.300%	3/31/52	1,030	859
[1]	Republic of Indonesia	5.450%	9/20/52	1,005	993
[1]	Republic of Indonesia	5.650%	1/11/53	1,445	1,462
[1]	Republic of Indonesia	5.100%	2/10/54	1,785	1,681
[1]	Republic of Indonesia	3.200%	9/23/61	1,091	700
	Republic of Indonesia	4.450%	4/15/70	1,781	1,458
	Republic of Indonesia	3.350%	3/12/71	1,505	966
	Republic of Italy	4.000%	10/17/49	4,138	3,026
	Republic of Italy	3.875%	5/6/51	4,860	3,395
	Republic of Korea	4.125%	6/10/44	1,648	1,461
	Republic of Korea	3.875%	9/20/48	369	310
[1]	Republic of Panama	6.400%	2/14/35	3,895	3,688
[1]	Republic of Panama	6.700%	1/26/36	2,187	2,128
[1]	Republic of Panama	6.875%	1/31/36	1,945	1,901
[1]	Republic of Panama	8.000%	3/1/38	1,920	2,022
[1]	Republic of Panama	4.500%	5/15/47	1,910	1,318
[1]	Republic of Panama	4.500%	4/16/50	4,787	3,210
[1]	Republic of Panama	4.300%	4/29/53	3,138	2,007
[1]	Republic of Panama	6.853%	3/28/54	2,535	2,327
[1]	Republic of Panama	4.500%	4/1/56	4,905	3,172
[1]	Republic of Panama	7.875%	3/1/57	1,150	1,193
[1]	Republic of Panama	3.870%	7/23/60	5,230	2,977
[1]	Republic of Panama	4.500%	1/19/63	2,800	1,788
[1]	Republic of Peru	6.550%	3/14/37	2,042	2,186
[1]	Republic of Peru	3.300%	3/11/41	1,751	1,297
	Republic of Peru	5.625%	11/18/50	4,706	4,579
[1]	Republic of Peru	3.550%	3/10/51	3,030	2,140
[1]	Republic of Peru	2.780%	12/1/60	3,155	1,764
[1]	Republic of Peru	3.600%	1/15/72	1,932	1,238
[1]	Republic of Peru	3.230%	7/28/21	1,897	1,063
[1]	Republic of Poland	5.125%	9/18/34	5,495	5,400
[1]	Republic of Poland	5.500%	4/4/53	4,495	4,397
[1]	Republic of Poland	5.500%	3/18/54	6,305	6,103
	Republic of the Philippines	6.375%	10/23/34	3,683	4,025
	Republic of the Philippines	5.000%	1/13/37	2,155	2,113
	Republic of the Philippines	3.950%	1/20/40	3,469	2,941
	Republic of the Philippines	3.700%	3/1/41	2,955	2,398
	Republic of the Philippines	3.700%	2/2/42	3,945	3,181
	Republic of the Philippines	2.950%	5/5/45	2,390	1,651
	Republic of the Philippines	2.650%	12/10/45	2,512	1,642
	Republic of the Philippines	3.200%	7/6/46	3,935	2,809
	Republic of the Philippines	4.200%	3/29/47	1,900	1,579
	Republic of the Philippines	5.950%	10/13/47	1,195	1,270
	Republic of the Philippines	5.500%	1/17/48	2,390	2,397
	Republic of the Philippines	5.600%	5/14/49	1,545	1,549
	State of Israel	4.500%	1/30/43	2,798	2,276
	State of Israel	4.125%	1/17/48	1,885	1,384
	State of Israel	3.375%	1/15/50	3,467	2,196
	State of Israel	3.875%	7/3/50	3,530	2,458
	State of Israel	5.750%	3/12/54	5,360	4,803
	State of Israel	4.500%	4/3/20	1,733	1,206
[1]	United Mexican States	6.750%	9/27/34	3,325	3,462
[1]	United Mexican States	6.350%	2/9/35	4,872	4,902
[1]	United Mexican States	6.000%	5/7/36	7,000	6,820
	United Mexican States	6.050%	1/11/40	5,573	5,390
[1]	United Mexican States	4.280%	8/14/41	4,279	3,314
[1]	United Mexican States	4.750%	3/8/44	5,091	4,071
	United Mexican States	5.550%	1/21/45	5,072	4,557
	United Mexican States	4.600%	1/23/46	4,305	3,312
	United Mexican States	4.350%	1/15/47	2,294	1,707
	United Mexican States	4.600%	2/10/48	3,176	2,420
[1]	United Mexican States	4.500%	1/31/50	3,502	2,628
[1]	United Mexican States	5.000%	4/27/51	4,685	3,746
[1]	United Mexican States	4.400%	2/12/52	4,085	2,970
[1]	United Mexican States	6.338%	5/4/53	4,908	4,617
[1]	United Mexican States	6.400%	5/7/54	4,080	3,882

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	United Mexican States	3.771%	5/24/61	5,445	3,327
[1]	United Mexican States	5.750%	10/12/10	4,546	3,745
Total Sovereign Bonds (Cost $300,222)					252,089
Taxable Municipal Bonds (2.3%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	586
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	773
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	810
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	779
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,656
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	670	753
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,468
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,480	1,749
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	910	1,068
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	511
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	612
	California GO	4.600%	4/1/38	1,350	1,272
	California GO	7.550%	4/1/39	5,095	6,056
	California GO	7.300%	10/1/39	3,305	3,781
	California GO	7.350%	11/1/39	1,700	1,953
	California GO	7.625%	3/1/40	2,365	2,804
	California GO	7.600%	11/1/40	3,710	4,445
	California GO	5.200%	3/1/43	500	488
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	200	179
	California State Taxable Various Purpose GO	5.125%	3/1/38	1,200	1,192
	California State University Systemwide Revenue	3.899%	11/1/47	200	165
	California State University Systemwide Revenue	2.897%	11/1/51	650	460
	California State University Systemwide Revenue	2.975%	11/1/51	1,085	737
	California State University Systemwide Revenue	2.719%	11/1/52	725	481
	California State University Systemwide Revenue	2.939%	11/1/52	725	495
	California State University Systemwide Revenue	5.183%	11/1/53	300	295
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	808
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	457
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,277
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	699
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	270
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	625
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,755	4,149
	Clark County NV Airport System Revenue	6.820%	7/1/45	800	900
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	902
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	830
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	503
	Cook County IL GO	6.229%	11/15/34	925	973
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	859
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,083
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	934
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	804
[6]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,500
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	798
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	495
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	575	428
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	446
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/50	800	566
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	600	498
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	355
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,011
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	651
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	886
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	1,850	1,861
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	971
[7]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	300	241
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,058	2,240
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,902	2,074
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	512	571
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	397
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	407
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	807
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	574
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	622

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	780	712
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,083
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	862
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,461
	Houston TX GO	3.961%	3/1/47	1,135	967
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	281
	Illinois GO	6.630%	2/1/35	1,371	1,427
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	900	654
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,024
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	567
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	741
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	766
[8]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	414
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,190	1,370
[7]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	431
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,360
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,039
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,044
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	827
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	700	691
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	1,400	1,321
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	2,700	2,711
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	850
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	575	579
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	564
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	402
	Massachusetts GO	5.456%	12/1/39	1,485	1,503
	Massachusetts GO	2.900%	9/1/49	580	403
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,030
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	781
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	877
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	736
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	80	72
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	881
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,415
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	350	304
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	950
	Michigan State University Revenue	4.165%	8/15/22	850	658
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	700	533
	Mississippi GO	5.245%	11/1/34	700	695
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	731
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	442
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	877
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	2,891
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,210	3,667
	New York City NY GO	5.517%	10/1/37	775	774
	New York City NY GO	6.271%	12/1/37	850	907
	New York City NY GO	5.263%	10/1/52	300	305
	New York City NY GO	5.828%	10/1/53	1,400	1,528
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	635
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	735
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	620
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	551
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	907
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,003
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	570	578
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	697
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	849
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	839
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	740	803
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	440	482
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,765
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,380	1,399
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	776
	New York State Thruway Authority General Revenue	2.900%	1/1/35	435	366

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	935	947
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	190
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,610	1,832
	Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,199
	Ohio State University General Receipts Revenue	4.800%	6/1/11	872	783
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	739
	Oklahoma Development Finance Authority Revenue	4.851%	2/1/45	600	581
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	921
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,063
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	801
	Pennsylvania State University Revenue	2.790%	9/1/43	750	559
	Pennsylvania State University Revenue	2.840%	9/1/50	780	532
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	906
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	461
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	908
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	742
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	959
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	871
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	568
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	592
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,643
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	1,000	976
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	603
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	3,770	3,274
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	973
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	415
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	742
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	575	490
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	663
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	321
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	455	325
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	989
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	585
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	607
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,056
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	781
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	561
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	706
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	765	794
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,250
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,032
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	692
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	853
	Texas GO	5.517%	4/1/39	2,165	2,230
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	2,449	2,446
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	3,300	3,306
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,251
	Texas Transportation Commission GO	4.681%	4/1/40	450	426
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	687
[7]	Tucson City AZ COP	2.856%	7/1/47	725	525
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,180
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	742
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	957
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,375	1,217
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,041
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	375
	University of California Revenue	3.071%	5/15/51	1,000	684
	University of California Revenue	4.858%	5/15/12	1,440	1,262
	University of California Revenue	4.767%	5/15/15	800	688
	University of Michigan Revenue	2.437%	4/1/40	905	665
	University of Michigan Revenue	2.562%	4/1/50	500	323
	University of Michigan Revenue	3.504%	4/1/52	600	465
	University of Michigan Revenue	3.504%	4/1/52	500	387
	University of Michigan Revenue	4.454%	4/1/22	2,075	1,716
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	563
[8]	University of Oregon Revenue	3.424%	3/1/60	650	474
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	675	443
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,029
	University of Texas Financing System Revenue	3.354%	8/15/47	800	600
	University of Texas Financing System Revenue	2.439%	8/15/49	600	369

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	534
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	742
	University of Virginia Revenue	2.256%	9/1/50	1,675	999
	University of Virginia Revenue	4.179%	9/1/17	875	693
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	807
Total Taxable Municipal Bonds (Cost $213,917)					197,464
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[9]	Vanguard Market Liquidity Fund (Cost $18,366)	5.380%		183,685	18,366
Total Investments (98.7%) (Cost $10,026,872)					8,245,437
Other Assets and Liabilities—Net (1.3%)					105,763
Net Assets (100%)					8,351,200
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $41,947,000, representing 0.5% of net assets.
5	Guaranteed by the Federal Republic of Germany.
6	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,008,506)	8,227,071
Affiliated Issuers (Cost $18,366)	18,366
Total Investments in Securities	8,245,437
Investment in Vanguard	252
Cash	282
Receivables for Investment Securities Sold	79,227
Receivables for Accrued Income	95,813
Receivables for Capital Shares Issued	526
Other Assets	9
Total Assets	8,421,546
Liabilities
Payables for Investment Securities Purchased	65,488
Payables for Capital Shares Redeemed	3,676
Payables for Distributions	996
Payables to Vanguard	168
Variation Margin Payable—Futures Contracts	18
Total Liabilities	70,346
Net Assets	8,351,200
At June 30, 2024, net assets consisted of:

Paid-in Capital	11,210,429
Total Distributable Earnings (Loss)	(2,859,229)
Net Assets	8,351,200

ETF Shares—Net Assets
Applicable to 75,700,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,322,453
Net Asset Value Per Share—ETF Shares	$70.31

Admiral Shares—Net Assets
Applicable to 169,371,795 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,802,023
Net Asset Value Per Share—Admiral Shares	$10.64

Institutional Shares—Net Assets
Applicable to 81,756,543 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	869,806
Net Asset Value Per Share—Institutional Shares	$10.64

Institutional Plus Shares—Net Assets
Applicable to 33,548,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	356,918
Net Asset Value Per Share—Institutional Plus Shares	$10.64
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	197,568
Total Income	197,568
Expenses
The Vanguard Group—Note B
Investment Advisory Services	88
Management and Administrative—ETF Shares	716
Management and Administrative—Admiral Shares	551
Management and Administrative—Institutional Shares	192
Management and Administrative—Institutional Plus Shares	63
Marketing and Distribution—ETF Shares	133
Marketing and Distribution—Admiral Shares	37
Marketing and Distribution—Institutional Shares	12
Marketing and Distribution—Institutional Plus Shares	3
Custodian Fees	39
Shareholders’ Reports—ETF Shares	201
Shareholders’ Reports—Admiral Shares	30
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	7
Total Expenses	2,076
Net Investment Income	195,492
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(260,621)
Futures Contracts	(71)
Swap Contracts	(85)
Realized Net Gain (Loss)	(260,777)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(319,026)
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	(319,021)
Net Increase (Decrease) in Net Assets Resulting from Operations	(384,306)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $734,000, ($4,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($74,528,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	195,492	361,029
Realized Net Gain (Loss)	(260,777)	(455,925)
Change in Unrealized Appreciation (Depreciation)	(319,021)	669,944
Net Increase (Decrease) in Net Assets Resulting from Operations	(384,306)	575,048
Distributions
ETF Shares	(106,641)	(226,089)
Admiral Shares	(40,917)	(79,077)
Institutional Shares	(19,553)	(40,088)
Institutional Plus Shares	(8,017)	(15,253)
Total Distributions	(175,128)	(360,507)
Capital Share Transactions
ETF Shares	(554,123)	1,902,016
Admiral Shares	(27,907)	6,689
Institutional Shares	4,170	(68,159)
Institutional Plus Shares	2,752	8,508
Net Increase (Decrease) from Capital Share Transactions	(575,108)	1,849,054
Total Increase (Decrease)	(1,134,542)	2,063,595
Net Assets
Beginning of Period	9,485,742	7,422,147
End of Period	8,351,200	9,485,742
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$74.61	$72.35	$103.14	$109.58	$99.92	$87.08
Investment Operations
Net Investment Income[1]	1.576	3.075	2.916	2.966	3.242	3.445
Net Realized and Unrealized Gain (Loss) on Investments	(4.541)[2]	2.216[2]	(30.687)[2]	(5.939)[2]	12.817	12.976
Total from Investment Operations	(2.965)	5.291	(27.771)	(2.973)	16.059	16.421
Distributions
Dividends from Net Investment Income	(1.335)	(3.031)	(2.915)	(2.955)	(3.236)	(3.409)
Distributions from Realized Capital Gains	—	—	(.104)	(.512)	(3.163)	(.172)
Total Distributions	(1.335)	(3.031)	(3.019)	(3.467)	(6.399)	(3.581)
Net Asset Value, End of Period	$70.31	$74.61	$72.35	$103.14	$109.58	$99.92
Total Return	-3.98%	7.53%	-27.20%	-2.63%	16.24%	19.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,322	$6,237	$4,218	$6,271	$5,808	$4,357
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[3]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.46%	4.25%	3.54%	2.88%	2.96%	3.58%
Portfolio Turnover Rate[4]	13%	25%	25%	30%	48%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.01, $.01, and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,				February 7, 2019[1] to December 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.33	$10.99	$15.67	$16.65	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.238	.463	.439	.446	.490	.465
Net Realized and Unrealized Gain (Loss) on Investments	(.691)	.339	(4.664)	(.902)	1.950	1.728
Total from Investment Operations	(.453)	.802	(4.225)	(.456)	2.440	2.193
Distributions
Dividends from Net Investment Income	(.237)	(.462)	(.439)	(.446)	(.490)	(.467)
Distributions from Realized Capital Gains	—	—	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.237)	(.462)	(.455)	(.524)	(.970)	(.493)
Net Asset Value, End of Period	$10.64	$11.33	$10.99	$15.67	$16.65	$15.18
Total Return[3]	-3.99%	7.52%	-27.22%	-2.66%	16.23%	16.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,802	$1,949	$1,884	$2,831	$3,267	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[4]	0.07%	0.07%	0.07%[5]
Ratio of Net Investment Income to Average Net Assets	4.44%	4.21%	3.52%	2.86%	2.95%	3.44%[5]
Portfolio Turnover Rate[6]	13%	25%	25%	30%	48%	33%[7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.33	$10.99	$15.67	$16.65	$15.18	$13.23
Investment Operations
Net Investment Income[1]	.239	.465	.442	.449	.494	.525
Net Realized and Unrealized Gain (Loss) on Investments	(.690)	.340	(4.665)	(.902)	1.949	1.975
Total from Investment Operations	(.451)	.805	(4.223)	(.453)	2.443	2.500
Distributions
Dividends from Net Investment Income	(.239)	(.465)	(.441)	(.449)	(.493)	(.524)
Distributions from Realized Capital Gains	—	—	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.239)	(.465)	(.457)	(.527)	(.973)	(.550)
Net Asset Value, End of Period	$10.64	$11.33	$10.99	$15.67	$16.65	$15.18
Total Return[2]	-3.98%	7.54%	-27.20%	-2.64%	16.25%	19.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$870	$922	$963	$1,501	$1,649	$2,097
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.46%	4.24%	3.53%	2.88%	2.98%	3.64%
Portfolio Turnover Rate[4]	13%	25%	25%	30%	48%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.33	$10.99	$15.67	$16.65	$15.18	$13.23
Investment Operations
Net Investment Income[1]	.239	.467	.442	.452	.498	.526
Net Realized and Unrealized Gain (Loss) on Investments	(.690)	.339	(4.664)	(.903)	1.947	1.975
Total from Investment Operations	(.451)	.806	(4.222)	(.451)	2.445	2.501
Distributions
Dividends from Net Investment Income	(.239)	(.466)	(.442)	(.451)	(.495)	(.525)
Distributions from Realized Capital Gains	—	—	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.239)	(.466)	(.458)	(.529)	(.975)	(.551)
Net Asset Value, End of Period	$10.64	$11.33	$10.99	$15.67	$16.65	$15.18
Total Return[2]	-3.98%	7.55%	-27.20%	-2.63%	16.26%	19.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$357	$377	$357	$1,052	$1,362	$2,960
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[3]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.47%	4.25%	3.50%	2.90%	3.02%	3.63%
Portfolio Turnover Rate[4]	13%	25%	25%	30%	48%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at June 30, 2024.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund  trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Long-Term Bond Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended June 30, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at June 30, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $252,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Bond Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,022,392	—	4,022,392
Corporate Bonds	—	3,755,126	—	3,755,126
Sovereign Bonds	—	252,089	—	252,089
Taxable Municipal Bonds	—	197,464	—	197,464
Temporary Cash Investments	18,366	—	—	18,366
Total	18,366	8,227,071	—	8,245,437
D.  Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(71)	—	(71)
Swap Contracts	—	(85)	(85)
Realized Net Gain (Loss) on Derivatives	(71)	(85)	(156)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5	—	5
Change in Unrealized Appreciation (Depreciation) on Derivatives	5	—	5
E.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,065,456
Gross Unrealized Appreciation	21,979
Gross Unrealized Depreciation	(1,841,998)
Net Unrealized Appreciation (Depreciation)	(1,820,019)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $800,693,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended June 30, 2024, the fund purchased $394,570,000 of investment securities and sold $534,094,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $740,194,000 and $618,502,000, respectively. In addition, the fund purchased and sold investment securities of $987,993,000 and $1,531,881,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $0 and sales were $3,880,000, resulting in net realized gain of $479,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Long-Term Bond Index Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,003,077	13,900	2,648,183	35,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,557,200)	(21,800)	(746,167)	(10,400)
Net Increase (Decrease)—ETF Shares	(554,123)	(7,900)	1,902,016	25,300
Admiral Shares
Issued[1]	114,482	10,545	226,113	20,674
Issued in Lieu of Cash Distributions	35,482	3,308	68,335	6,226
Redeemed	(177,871)	(16,556)	(287,759)	(26,276)
Net Increase (Decrease)—Admiral Shares	(27,907)	(2,703)	6,689	624
Institutional Shares
Issued[1]	93,965	8,611	97,764	8,964
Issued in Lieu of Cash Distributions	18,561	1,730	38,701	3,528
Redeemed	(108,356)	(9,948)	(204,624)	(18,789)
Net Increase (Decrease)—Institutional Shares	4,170	393	(68,159)	(6,297)
Institutional Plus Shares
Issued[1]	1,426	133	10,042	932
Issued in Lieu of Cash Distributions	8,017	747	15,253	1,391
Redeemed	(6,691)	(627)	(16,787)	(1,489)
Net Increase (Decrease)—Institutional Plus Shares	2,752	253	8,508	834
1	Includes purchase fees for fiscal 2024 and 2023 of $1,016,000 and $1,599,000, respectively (fund totals).
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q3142 082024

Financial Statements
For the six-months ended June 30, 2024
Vanguard Total Bond Market Index Fund

Contents
Financial Statements	1

Total Bond Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.5%)
U.S. Government Securities (45.8%)
	United States Treasury Note/Bond	3.000%	7/15/25	404,754	396,216
	United States Treasury Note/Bond	2.875%	7/31/25	376,515	367,808
	United States Treasury Note/Bond	4.750%	7/31/25	827,811	824,837
[1]	United States Treasury Note/Bond	2.000%	8/15/25	222,655	215,244
	United States Treasury Note/Bond	3.125%	8/15/25	506,885	496,193
	United States Treasury Note/Bond	0.250%	8/31/25	583,560	552,011
	United States Treasury Note/Bond	2.750%	8/31/25	496,600	483,642
	United States Treasury Note/Bond	5.000%	8/31/25	731,017	730,332
	United States Treasury Note/Bond	3.500%	9/15/25	493,717	484,768
	United States Treasury Note/Bond	0.250%	9/30/25	488,190	460,272
	United States Treasury Note/Bond	3.000%	9/30/25	559,032	545,318
	United States Treasury Note/Bond	5.000%	9/30/25	449,575	449,364
	United States Treasury Note/Bond	4.250%	10/15/25	741,195	734,131
	United States Treasury Note/Bond	0.250%	10/31/25	654,464	614,889
	United States Treasury Note/Bond	3.000%	10/31/25	204,886	199,636
	United States Treasury Note/Bond	5.000%	10/31/25	910,333	910,333
	United States Treasury Note/Bond	2.250%	11/15/25	743,677	716,951
	United States Treasury Note/Bond	4.500%	11/15/25	708,350	703,923
	United States Treasury Note/Bond	0.375%	11/30/25	869,870	815,911
	United States Treasury Note/Bond	2.875%	11/30/25	349,507	339,677
	United States Treasury Note/Bond	4.875%	11/30/25	976,256	975,036
	United States Treasury Note/Bond	4.000%	12/15/25	241,945	238,807
	United States Treasury Note/Bond	0.375%	12/31/25	506,588	473,660
	United States Treasury Note/Bond	2.625%	12/31/25	297,875	288,101
	United States Treasury Note/Bond	4.250%	12/31/25	667,921	661,451
	United States Treasury Note/Bond	3.875%	1/15/26	219,553	216,260
	United States Treasury Note/Bond	0.375%	1/31/26	1,062,035	989,518
	United States Treasury Note/Bond	2.625%	1/31/26	439,930	424,807
	United States Treasury Note/Bond	4.250%	1/31/26	885,092	876,656
	United States Treasury Note/Bond	1.625%	2/15/26	649,502	616,824
	United States Treasury Note/Bond	4.000%	2/15/26	505,410	498,540
	United States Treasury Note/Bond	0.500%	2/28/26	374,069	348,235
	United States Treasury Note/Bond	2.500%	2/28/26	319,050	307,086
	United States Treasury Note/Bond	4.625%	2/28/26	1,090,634	1,086,715
	United States Treasury Note/Bond	4.625%	3/15/26	359,473	358,237
	United States Treasury Note/Bond	0.750%	3/31/26	459,120	428,129
	United States Treasury Note/Bond	2.250%	3/31/26	273,185	261,575
	United States Treasury Note/Bond	4.500%	3/31/26	868,163	863,551
	United States Treasury Note/Bond	3.750%	4/15/26	271,887	267,001
[1]	United States Treasury Note/Bond	0.750%	4/30/26	1,402,842	1,304,424
	United States Treasury Note/Bond	2.375%	4/30/26	338,270	324,105
	United States Treasury Note/Bond	4.875%	4/30/26	501,370	502,153
	United States Treasury Note/Bond	1.625%	5/15/26	898,564	848,301
	United States Treasury Note/Bond	3.625%	5/15/26	351,902	344,699
	United States Treasury Note/Bond	0.750%	5/31/26	1,068,175	990,565
	United States Treasury Note/Bond	2.125%	5/31/26	322,175	306,771
	United States Treasury Note/Bond	4.875%	5/31/26	1,195,129	1,197,557
	United States Treasury Note/Bond	4.125%	6/15/26	235,493	232,770
	United States Treasury Note/Bond	0.875%	6/30/26	309,245	286,873
	United States Treasury Note/Bond	1.875%	6/30/26	323,845	306,438
[2]	United States Treasury Note/Bond	4.625%	6/30/26	530,684	529,772
	United States Treasury Note/Bond	4.500%	7/15/26	739,101	735,867
	United States Treasury Note/Bond	0.625%	7/31/26	699,509	643,439
	United States Treasury Note/Bond	1.875%	7/31/26	302,795	285,905
	United States Treasury Note/Bond	1.500%	8/15/26	697,414	652,627
	United States Treasury Note/Bond	4.375%	8/15/26	347,344	345,065
	United States Treasury Note/Bond	6.750%	8/15/26	32,360	33,665
	United States Treasury Note/Bond	0.750%	8/31/26	831,239	764,480
	United States Treasury Note/Bond	1.375%	8/31/26	325,567	303,489
	United States Treasury Note/Bond	4.625%	9/15/26	384,510	384,089
1

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.875%	9/30/26	598,125	550,462
United States Treasury Note/Bond	1.625%	9/30/26	229,185	214,503
United States Treasury Note/Bond	4.625%	10/15/26	608,475	607,905
United States Treasury Note/Bond	1.125%	10/31/26	726,402	670,333
United States Treasury Note/Bond	1.625%	10/31/26	389,334	363,541
United States Treasury Note/Bond	2.000%	11/15/26	658,501	619,608
United States Treasury Note/Bond	4.625%	11/15/26	677,065	676,853
United States Treasury Note/Bond	6.500%	11/15/26	50,779	53,215
United States Treasury Note/Bond	1.250%	11/30/26	769,300	710,521
United States Treasury Note/Bond	1.625%	11/30/26	294,060	274,027
United States Treasury Note/Bond	4.375%	12/15/26	381,406	379,261
United States Treasury Note/Bond	1.250%	12/31/26	703,755	648,774
United States Treasury Note/Bond	1.750%	12/31/26	394,079	367,848
United States Treasury Note/Bond	4.000%	1/15/27	621,128	612,102
United States Treasury Note/Bond	1.500%	1/31/27	957,674	886,297
United States Treasury Note/Bond	2.250%	2/15/27	599,105	564,750
United States Treasury Note/Bond	4.125%	2/15/27	535,361	529,255
United States Treasury Note/Bond	6.625%	2/15/27	35,785	37,619
United States Treasury Note/Bond	1.125%	2/28/27	70,900	64,829
United States Treasury Note/Bond	1.875%	2/28/27	660,415	616,043
United States Treasury Note/Bond	4.250%	3/15/27	888,865	881,782
United States Treasury Note/Bond	0.625%	3/31/27	116,509	104,785
United States Treasury Note/Bond	2.500%	3/31/27	633,578	600,513
United States Treasury Note/Bond	4.500%	4/15/27	670,539	669,596
United States Treasury Note/Bond	0.500%	4/30/27	457,923	409,197
United States Treasury Note/Bond	2.750%	4/30/27	628,130	598,392
United States Treasury Note/Bond	2.375%	5/15/27	741,704	698,477
United States Treasury Note/Bond	4.500%	5/15/27	824,602	823,571
United States Treasury Note/Bond	0.500%	5/31/27	635,420	566,020
United States Treasury Note/Bond	2.625%	5/31/27	659,450	625,447
United States Treasury Note/Bond	4.625%	6/15/27	413,173	414,400
United States Treasury Note/Bond	0.500%	6/30/27	471,435	418,841
United States Treasury Note/Bond	3.250%	6/30/27	535,130	516,400
United States Treasury Note/Bond	0.375%	7/31/27	568,850	501,655
United States Treasury Note/Bond	2.750%	7/31/27	1,133,022	1,075,840
United States Treasury Note/Bond	2.250%	8/15/27	508,974	475,573
United States Treasury Note/Bond	6.375%	8/15/27	33,585	35,374
United States Treasury Note/Bond	0.500%	8/31/27	720,620	636,172
United States Treasury Note/Bond	3.125%	8/31/27	577,464	554,005
United States Treasury Note/Bond	0.375%	9/30/27	385,137	337,717
United States Treasury Note/Bond	4.125%	9/30/27	430,274	425,433
United States Treasury Note/Bond	0.500%	10/31/27	560,407	491,932
United States Treasury Note/Bond	4.125%	10/31/27	467,278	462,021
United States Treasury Note/Bond	2.250%	11/15/27	758,959	706,069
United States Treasury Note/Bond	0.625%	11/30/27	734,020	645,249
United States Treasury Note/Bond	3.875%	11/30/27	862,189	845,754
United States Treasury Note/Bond	0.625%	12/31/27	647,810	567,745
United States Treasury Note/Bond	3.875%	12/31/27	531,272	521,145
United States Treasury Note/Bond	0.750%	1/31/28	801,552	703,612
United States Treasury Note/Bond	3.500%	1/31/28	701,979	679,823
United States Treasury Note/Bond	2.750%	2/15/28	674,831	636,028
United States Treasury Note/Bond	1.125%	2/29/28	602,080	534,816
United States Treasury Note/Bond	4.000%	2/29/28	352,569	347,170
United States Treasury Note/Bond	1.250%	3/31/28	623,710	555,394
United States Treasury Note/Bond	3.625%	3/31/28	681,765	662,590
United States Treasury Note/Bond	1.250%	4/30/28	1,101,253	978,394
United States Treasury Note/Bond	3.500%	4/30/28	426,941	412,932
United States Treasury Note/Bond	2.875%	5/15/28	755,131	713,363
United States Treasury Note/Bond	1.250%	5/31/28	872,675	773,681
United States Treasury Note/Bond	3.625%	5/31/28	741,475	720,389
United States Treasury Note/Bond	1.250%	6/30/28	666,983	590,072
United States Treasury Note/Bond	4.000%	6/30/28	348,131	342,800
United States Treasury Note/Bond	1.000%	7/31/28	782,506	683,470
United States Treasury Note/Bond	4.125%	7/31/28	374,331	370,412
United States Treasury Note/Bond	2.875%	8/15/28	1,093,909	1,030,496
United States Treasury Note/Bond	5.500%	8/15/28	55,365	57,727
United States Treasury Note/Bond	1.125%	8/31/28	784,274	686,975
United States Treasury Note/Bond	4.375%	8/31/28	391,198	390,709
United States Treasury Note/Bond	1.250%	9/30/28	687,555	604,189
United States Treasury Note/Bond	4.625%	9/30/28	508,297	512,586
2

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	10/31/28	617,740	544,673
	United States Treasury Note/Bond	4.875%	10/31/28	540,652	550,874
	United States Treasury Note/Bond	3.125%	11/15/28	817,900	776,494
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	46,978
	United States Treasury Note/Bond	1.500%	11/30/28	740,490	655,334
	United States Treasury Note/Bond	4.375%	11/30/28	890,380	890,380
	United States Treasury Note/Bond	1.375%	12/31/28	546,126	479,567
	United States Treasury Note/Bond	3.750%	12/31/28	355,158	346,168
	United States Treasury Note/Bond	1.750%	1/31/29	681,906	608,068
	United States Treasury Note/Bond	4.000%	1/31/29	730,217	719,036
	United States Treasury Note/Bond	2.625%	2/15/29	798,322	740,069
	United States Treasury Note/Bond	5.250%	2/15/29	52,478	54,413
	United States Treasury Note/Bond	1.875%	2/28/29	649,645	581,635
	United States Treasury Note/Bond	4.250%	2/28/29	792,457	788,990
	United States Treasury Note/Bond	2.375%	3/31/29	647,600	592,352
	United States Treasury Note/Bond	4.125%	3/31/29	792,741	784,814
	United States Treasury Note/Bond	2.875%	4/30/29	624,328	583,844
	United States Treasury Note/Bond	4.625%	4/30/29	391,060	395,582
	United States Treasury Note/Bond	2.375%	5/15/29	797,838	728,526
	United States Treasury Note/Bond	2.750%	5/31/29	625,955	581,551
	United States Treasury Note/Bond	4.500%	5/31/29	779,585	784,945
	United States Treasury Note/Bond	3.250%	6/30/29	757,743	719,856
[2]	United States Treasury Note/Bond	4.250%	6/30/29	850,000	846,547
	United States Treasury Note/Bond	2.625%	7/31/29	742,704	684,333
	United States Treasury Note/Bond	1.625%	8/15/29	496,834	435,351
	United States Treasury Note/Bond	6.125%	8/15/29	59,381	64,057
	United States Treasury Note/Bond	3.125%	8/31/29	193,985	182,952
	United States Treasury Note/Bond	3.875%	9/30/29	476,877	465,998
	United States Treasury Note/Bond	4.000%	10/31/29	427,175	419,900
	United States Treasury Note/Bond	1.750%	11/15/29	335,332	294,463
	United States Treasury Note/Bond	3.875%	11/30/29	527,570	515,370
	United States Treasury Note/Bond	3.875%	12/31/29	460,514	449,577
	United States Treasury Note/Bond	3.500%	1/31/30	443,495	424,716
	United States Treasury Note/Bond	1.500%	2/15/30	481,254	413,127
	United States Treasury Note/Bond	4.000%	2/28/30	526,980	517,511
	United States Treasury Note/Bond	3.625%	3/31/30	299,265	288,136
	United States Treasury Note/Bond	3.500%	4/30/30	289,815	277,136
	United States Treasury Note/Bond	0.625%	5/15/30	1,171,637	946,829
	United States Treasury Note/Bond	6.250%	5/15/30	44,293	48,549
	United States Treasury Note/Bond	3.750%	5/31/30	726,961	704,130
	United States Treasury Note/Bond	3.750%	6/30/30	294,075	284,701
	United States Treasury Note/Bond	4.000%	7/31/30	321,477	315,349
	United States Treasury Note/Bond	0.625%	8/15/30	1,398,554	1,120,592
	United States Treasury Note/Bond	4.125%	8/31/30	487,455	481,286
	United States Treasury Note/Bond	4.625%	9/30/30	476,791	483,570
	United States Treasury Note/Bond	4.875%	10/31/30	432,445	444,675
	United States Treasury Note/Bond	0.875%	11/15/30	1,397,599	1,130,308
	United States Treasury Note/Bond	4.375%	11/30/30	469,450	469,890
	United States Treasury Note/Bond	3.750%	12/31/30	509,805	492,519
	United States Treasury Note/Bond	4.000%	1/31/31	572,734	561,190
	United States Treasury Note/Bond	1.125%	2/15/31	1,088,880	890,330
	United States Treasury Note/Bond	5.375%	2/15/31	299,627	318,026
	United States Treasury Note/Bond	4.250%	2/28/31	521,639	518,623
	United States Treasury Note/Bond	4.125%	3/31/31	542,112	534,997
	United States Treasury Note/Bond	4.625%	4/30/31	574,360	583,693
[1]	United States Treasury Note/Bond	1.625%	5/15/31	1,346,397	1,130,132
	United States Treasury Note/Bond	4.625%	5/31/31	462,689	470,208
[2]	United States Treasury Note/Bond	4.250%	6/30/31	500,000	497,188
	United States Treasury Note/Bond	1.250%	8/15/31	1,555,471	1,262,362
	United States Treasury Note/Bond	1.375%	11/15/31	1,711,924	1,392,275
	United States Treasury Note/Bond	1.875%	2/15/32	1,670,142	1,401,876
	United States Treasury Note/Bond	2.875%	5/15/32	1,332,655	1,200,639
	United States Treasury Note/Bond	2.750%	8/15/32	1,398,570	1,244,509
	United States Treasury Note/Bond	4.125%	11/15/32	1,026,343	1,009,184
	United States Treasury Note/Bond	3.500%	2/15/33	1,262,283	1,182,996
[1]	United States Treasury Note/Bond	3.375%	5/15/33	1,293,816	1,199,206
	United States Treasury Note/Bond	3.875%	8/15/33	1,583,604	1,523,724
	United States Treasury Note/Bond	4.500%	11/15/33	1,443,413	1,456,945
	United States Treasury Note/Bond	4.000%	2/15/34	1,355,890	1,316,484
	United States Treasury Note/Bond	4.375%	5/15/34	1,139,079	1,139,435
3

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.500%	2/15/36	261,648	266,186
United States Treasury Note/Bond	4.750%	2/15/37	38,325	39,744
United States Treasury Note/Bond	5.000%	5/15/37	56,995	60,459
United States Treasury Note/Bond	4.375%	2/15/38	144,063	143,703
United States Treasury Note/Bond	4.500%	5/15/38	163,642	165,125
United States Treasury Note/Bond	3.500%	2/15/39	145,516	130,828
United States Treasury Note/Bond	4.250%	5/15/39	120,921	118,143
United States Treasury Note/Bond	4.500%	8/15/39	118,862	119,196
United States Treasury Note/Bond	4.375%	11/15/39	209,849	207,488
United States Treasury Note/Bond	4.625%	2/15/40	205,527	208,674
United States Treasury Note/Bond	1.125%	5/15/40	399,545	245,595
United States Treasury Note/Bond	4.375%	5/15/40	184,735	182,137
United States Treasury Note/Bond	1.125%	8/15/40	650,420	395,943
United States Treasury Note/Bond	3.875%	8/15/40	211,862	196,370
United States Treasury Note/Bond	1.375%	11/15/40	623,085	392,933
United States Treasury Note/Bond	4.250%	11/15/40	155,292	150,366
United States Treasury Note/Bond	1.875%	2/15/41	940,362	643,266
United States Treasury Note/Bond	4.750%	2/15/41	120,880	124,072
United States Treasury Note/Bond	2.250%	5/15/41	640,778	463,462
United States Treasury Note/Bond	4.375%	5/15/41	146,728	143,839
United States Treasury Note/Bond	1.750%	8/15/41	892,415	589,273
United States Treasury Note/Bond	3.750%	8/15/41	100,545	90,773
United States Treasury Note/Bond	2.000%	11/15/41	788,200	541,149
United States Treasury Note/Bond	3.125%	11/15/41	96,254	79,259
United States Treasury Note/Bond	2.375%	2/15/42	537,743	391,376
United States Treasury Note/Bond	3.125%	2/15/42	178,642	146,654
United States Treasury Note/Bond	3.000%	5/15/42	163,799	131,423
United States Treasury Note/Bond	3.250%	5/15/42	502,144	417,407
United States Treasury Note/Bond	2.750%	8/15/42	268,969	206,728
United States Treasury Note/Bond	3.375%	8/15/42	382,033	322,699
United States Treasury Note/Bond	2.750%	11/15/42	283,400	217,111
United States Treasury Note/Bond	4.000%	11/15/42	495,696	456,815
United States Treasury Note/Bond	3.125%	2/15/43	306,658	248,201
United States Treasury Note/Bond	3.875%	2/15/43	469,209	424,048
United States Treasury Note/Bond	2.875%	5/15/43	327,885	254,418
United States Treasury Note/Bond	3.875%	5/15/43	331,406	299,042
United States Treasury Note/Bond	3.625%	8/15/43	306,820	266,454
United States Treasury Note/Bond	4.375%	8/15/43	356,484	344,118
United States Treasury Note/Bond	3.750%	11/15/43	354,621	313,341
United States Treasury Note/Bond	4.750%	11/15/43	407,249	412,721
United States Treasury Note/Bond	3.625%	2/15/44	323,612	280,177
United States Treasury Note/Bond	4.500%	2/15/44	444,500	436,096
United States Treasury Note/Bond	3.375%	5/15/44	323,891	269,741
United States Treasury Note/Bond	4.625%	5/15/44	229,825	229,394
United States Treasury Note/Bond	3.125%	8/15/44	479,725	383,180
United States Treasury Note/Bond	3.000%	11/15/44	365,342	285,252
United States Treasury Note/Bond	2.500%	2/15/45	437,676	312,049
United States Treasury Note/Bond	3.000%	5/15/45	282,252	219,318
United States Treasury Note/Bond	2.875%	8/15/45	304,028	230,777
United States Treasury Note/Bond	3.000%	11/15/45	178,075	137,841
United States Treasury Note/Bond	2.500%	2/15/46	310,165	218,472
United States Treasury Note/Bond	2.500%	5/15/46	492,385	345,900
United States Treasury Note/Bond	2.250%	8/15/46	379,224	252,658
United States Treasury Note/Bond	2.875%	11/15/46	344,947	258,872
United States Treasury Note/Bond	3.000%	2/15/47	464,300	355,770
United States Treasury Note/Bond	3.000%	5/15/47	271,209	207,432
United States Treasury Note/Bond	2.750%	8/15/47	400,358	291,636
United States Treasury Note/Bond	2.750%	11/15/47	418,769	304,458
United States Treasury Note/Bond	3.000%	2/15/48	525,706	399,947
United States Treasury Note/Bond	3.125%	5/15/48	558,934	434,571
United States Treasury Note/Bond	3.000%	8/15/48	596,922	452,915
United States Treasury Note/Bond	3.375%	11/15/48	591,152	480,126
United States Treasury Note/Bond	3.000%	2/15/49	545,996	413,592
United States Treasury Note/Bond	2.875%	5/15/49	557,968	412,112
United States Treasury Note/Bond	2.250%	8/15/49	346,225	223,748
United States Treasury Note/Bond	2.375%	11/15/49	252,481	167,624
United States Treasury Note/Bond	2.000%	2/15/50	368,656	223,843
United States Treasury Note/Bond	1.250%	5/15/50	764,667	378,749
United States Treasury Note/Bond	1.375%	8/15/50	892,009	456,319
United States Treasury Note/Bond	1.625%	11/15/50	961,387	526,059
4

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.875%	2/15/51	947,230	552,946
	United States Treasury Note/Bond	2.375%	5/15/51	985,068	648,606
	United States Treasury Note/Bond	2.000%	8/15/51	989,726	594,454
	United States Treasury Note/Bond	1.875%	11/15/51	1,071,853	622,010
	United States Treasury Note/Bond	2.250%	2/15/52	925,757	589,592
	United States Treasury Note/Bond	2.875%	5/15/52	814,897	597,167
	United States Treasury Note/Bond	3.000%	8/15/52	794,895	597,910
	United States Treasury Note/Bond	4.000%	11/15/52	548,649	499,785
	United States Treasury Note/Bond	3.625%	2/15/53	818,036	695,842
	United States Treasury Note/Bond	3.625%	5/15/53	834,264	710,037
	United States Treasury Note/Bond	4.125%	8/15/53	808,310	752,738
	United States Treasury Note/Bond	4.750%	11/15/53	314,553	325,218
	United States Treasury Note/Bond	4.250%	2/15/54	1,143,814	1,089,304
	United States Treasury Note/Bond	4.625%	5/15/54	640,100	649,001
					146,642,698
Agency Bonds and Notes (0.9%)
[3]	AID-Israel	5.500%	9/18/33	10,195	10,816
	Federal Farm Credit Banks	4.250%	9/30/25	25,435	25,187
	Federal Farm Credit Banks	5.125%	10/10/25	48,410	48,488
	Federal Farm Credit Banks	4.000%	1/13/26	11,000	10,854
	Federal Farm Credit Banks	3.875%	2/2/26	7,890	7,769
	Federal Farm Credit Banks	4.625%	3/5/26	1,425	1,419
	Federal Farm Credit Banks	4.750%	3/9/26	9,015	8,998
	Federal Farm Credit Banks	4.750%	5/8/26	10,825	10,816
	Federal Farm Credit Banks	4.375%	6/23/26	41,145	40,829
	Federal Farm Credit Banks	4.500%	8/14/26	15,175	15,109
	Federal Farm Credit Banks	4.875%	8/28/26	5,806	5,825
	Federal Farm Credit Banks	4.750%	5/6/27	16,716	16,788
	Federal Farm Credit Banks	4.500%	5/20/27	17,097	17,062
	Federal Farm Credit Banks	4.500%	6/7/28	12,705	12,718
	Federal Farm Credit Banks	4.500%	9/22/28	500	501
	Federal Farm Credit Banks	4.250%	12/15/28	6,248	6,208
	Federal Farm Credit Banks	4.125%	3/20/29	16,530	16,329
	Federal Farm Credit Banks	4.750%	4/30/29	7,570	7,680
	Federal Home Loan Banks	0.375%	9/4/25	27,360	25,882
	Federal Home Loan Banks	4.875%	9/12/25	4,930	4,913
	Federal Home Loan Banks	4.500%	12/12/25	23,915	23,774
[4]	Federal Home Loan Banks	0.750%	2/24/26	1,500	1,400
	Federal Home Loan Banks	4.375%	6/12/26	13,845	13,745
	Federal Home Loan Banks	4.625%	9/11/26	1,570	1,567
	Federal Home Loan Banks	4.625%	11/17/26	41,950	41,938
	Federal Home Loan Banks	1.250%	12/21/26	45,990	42,351
	Federal Home Loan Banks	4.125%	1/15/27	16,810	16,618
	Federal Home Loan Banks	4.750%	4/9/27	14,910	14,972
	Federal Home Loan Banks	4.000%	6/30/28	77,670	76,344
	Federal Home Loan Banks	3.250%	11/16/28	385,025	366,955
	Federal Home Loan Banks	4.750%	12/8/28	2,470	2,500
	Federal Home Loan Banks	4.750%	3/10/34	6,200	6,243
	Federal Home Loan Banks	5.500%	7/15/36	50,295	54,295
[4,5]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	120,740	114,839
[5]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	323,565	305,725
[4,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	192,456	213,077
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	92,514	104,095
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	13,174	14,667
[5]	Federal National Mortgage Assn.	0.375%	8/25/25	81,040	76,752
[5]	Federal National Mortgage Assn.	0.500%	11/7/25	70,465	66,395
[5]	Federal National Mortgage Assn.	2.125%	4/24/26	38,925	37,125
[5]	Federal National Mortgage Assn.	1.875%	9/24/26	82,245	77,367
[5]	Federal National Mortgage Assn.	0.750%	10/8/27	278,205	246,453
[5]	Federal National Mortgage Assn.	6.250%	5/15/29	34,679	37,445
[5]	Federal National Mortgage Assn.	7.125%	1/15/30	27,339	30,816
[5]	Federal National Mortgage Assn.	7.250%	5/15/30	75,377	85,947
[5]	Federal National Mortgage Assn.	0.875%	8/5/30	294,295	237,922
[5]	Federal National Mortgage Assn.	6.625%	11/15/30	30,640	34,120
[5]	Federal National Mortgage Assn.	5.625%	7/15/37	11,260	12,278
[4]	Private Export Funding Corp.	1.400%	7/15/28	11,650	10,256
[4]	Resolution Funding Corp.	8.625%	1/15/30	110	131
[4]	Tennessee Valley Authority	6.750%	11/1/25	31,101	31,774
[4]	Tennessee Valley Authority	2.875%	2/1/27	26,040	24,886
5

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	3.875%	3/15/28	20,485	20,030
	Tennessee Valley Authority	7.125%	5/1/30	27,455	30,824
	Tennessee Valley Authority	1.500%	9/15/31	13,725	11,108
[4]	Tennessee Valley Authority	4.700%	7/15/33	7,950	7,955
	Tennessee Valley Authority	4.650%	6/15/35	15,509	15,403
	Tennessee Valley Authority	5.880%	4/1/36	9,315	10,218
	Tennessee Valley Authority	6.150%	1/15/38	3,275	3,677
	Tennessee Valley Authority	5.500%	6/15/38	3,060	3,241
	Tennessee Valley Authority	5.250%	9/15/39	31,015	31,934
	Tennessee Valley Authority	3.500%	12/15/42	2,310	1,898
	Tennessee Valley Authority	4.875%	1/15/48	6,951	6,832
	Tennessee Valley Authority	4.250%	9/15/52	10,880	9,549
	Tennessee Valley Authority	5.375%	4/1/56	25,245	26,170
	Tennessee Valley Authority	4.625%	9/15/60	9,228	8,409
	Tennessee Valley Authority	4.250%	9/15/65	17,960	15,235
					2,921,446
Conventional Mortgage-Backed Securities (19.8%)
[4,5]	Fannie Mae Pool	6.000%	1/1/26–3/1/35	67	67
[4,5]	Fannie Mae Pool	6.500%	2/1/29–9/1/32	67	68
[4,5]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	14,377	13,420
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	167,126	156,853
[4,5]	Freddie Mac Gold Pool	3.000%	10/1/24–12/1/47	586,208	528,010
[4,5]	Freddie Mac Gold Pool	3.500%	1/1/25–7/1/48	873,299	795,536
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/24–2/1/49	537,542	503,818
[4,5]	Freddie Mac Gold Pool	4.500%	8/1/24–1/1/49	263,937	255,097
[4,5]	Freddie Mac Gold Pool	5.000%	10/1/24–11/1/48	83,291	82,984
[4,5]	Freddie Mac Gold Pool	5.500%	7/1/24–6/1/41	53,809	54,282
[4,5]	Freddie Mac Gold Pool	6.000%	2/1/26–5/1/40	30,136	31,024
[4,5]	Freddie Mac Gold Pool	7.000%	9/1/25–12/1/38	3,501	3,597
[4,5]	Freddie Mac Gold Pool	7.500%	9/1/24–2/1/32	158	160
[4,5]	Freddie Mac Gold Pool	8.000%	8/1/24–11/1/31	246	253
[4,5]	Freddie Mac Gold Pool	8.500%	7/1/24–7/1/31	26	27
[4,5]	Freddie Mac Gold Pool	9.000%	12/1/24–3/1/31	33	34
[4]	Ginnie Mae I Pool	3.000%	1/15/26–11/15/44	39,393	34,844
[4]	Ginnie Mae I Pool	3.500%	11/15/25–7/15/45	58,991	54,141
[4]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/46	73,952	69,588
[4]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	71,650	69,646
[4]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	33,534	33,324
[4]	Ginnie Mae I Pool	5.500%	2/15/41	40	40
[4]	Ginnie Mae I Pool	6.000%	10/15/29–6/15/41	1,675	1,688
[4]	Ginnie Mae I Pool	6.500%	3/15/26–1/15/39	4,543	4,622
[4]	Ginnie Mae I Pool	7.000%	8/15/25–9/15/36	1,003	1,014
[4]	Ginnie Mae I Pool	7.500%	8/15/25–5/15/32	436	441
[4]	Ginnie Mae I Pool	8.000%	9/15/24–12/15/30	210	215
[4]	Ginnie Mae I Pool	8.500%	12/15/24–3/15/31	39	40
[4]	Ginnie Mae I Pool	9.000%	12/15/24–1/15/31	64	68
[4]	Ginnie Mae II Pool	1.500%	3/20/51–12/20/51	60,408	47,098
[4]	Ginnie Mae II Pool	2.000%	8/20/50–5/20/52	2,383,200	1,927,910
[1,4]	Ginnie Mae II Pool	2.500%	6/20/27–11/20/52	2,419,574	2,037,757
[2,4]	Ginnie Mae II Pool	3.000%	10/20/26–7/15/54	2,359,175	2,072,399
[4]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	1,847,049	1,678,901
[4]	Ginnie Mae II Pool	4.000%	9/20/25–6/20/53	1,296,855	1,211,768
[2,4]	Ginnie Mae II Pool	4.500%	8/20/33–7/15/54	1,273,096	1,218,279
[4]	Ginnie Mae II Pool	5.000%	12/20/32–6/20/54	1,462,054	1,426,839
[2,4]	Ginnie Mae II Pool	5.500%	1/20/49–7/15/54	1,478,961	1,469,087
[2,4]	Ginnie Mae II Pool	6.000%	9/20/33–7/15/54	1,106,854	1,113,463
[4]	Ginnie Mae II Pool	6.500%	3/20/31–1/20/54	599,525	610,342
[4]	Ginnie Mae II Pool	7.000%	3/20/28–4/20/54	203,732	207,759
[4]	Ginnie Mae II Pool	7.500%	8/20/30–12/20/53	17,936	18,409
[4]	Ginnie Mae II Pool	8.500%	10/20/30	3	3
[4,5]	UMBS Pool	1.500%	7/1/35–6/1/52	3,119,320	2,472,476
[2,4,5]	UMBS Pool	2.000%	11/1/27–7/25/54	13,025,649	10,496,657
[2,4,5]	UMBS Pool	2.500%	11/1/26–7/25/54	9,208,929	7,691,865
[2,4,5]	UMBS Pool	3.000%	11/1/25–7/25/54	5,779,096	5,042,059
[2,4,5]	UMBS Pool	3.500%	8/1/25–7/25/54	3,419,231	3,087,787
[4,5]	UMBS Pool	4.000%	7/1/24–12/1/53	3,001,647	2,785,407
[4,5]	UMBS Pool	4.500%	3/1/25–5/1/54	2,449,106	2,332,571
[4,5]	UMBS Pool	5.000%	7/1/24–6/1/54	2,935,725	2,855,244
[2,4,5]	UMBS Pool	5.500%	9/1/24–7/25/54	3,512,333	3,481,063
6

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4,5]	UMBS Pool	6.000%	1/1/26–7/25/54	2,886,886	2,908,545
[2,4,5]	UMBS Pool	6.500%	11/1/52–7/25/54	1,812,049	1,854,503
[2,4,5]	UMBS Pool	7.000%	9/1/25–7/25/54	492,418	507,708
[4,5]	UMBS Pool	7.500%	8/1/24–1/1/54	43,124	44,929
[4,5]	UMBS Pool	8.000%	7/1/24–9/1/31	131	134
[4,5]	UMBS Pool	8.500%	7/1/24–5/1/32	59	59
[4,5]	UMBS Pool	9.000%	1/1/25–8/1/30	7	7
[4,5]	UMBS Pool	9.500%	2/1/25–11/1/25	2	2
					63,295,931
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	168	172
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.185%	6.981%	5/1/36	25	25
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.190%	6.315%	12/1/36	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.235%	6.360%	12/1/35	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.268%	6.393%	9/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.268%	6.643%	5/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.275%	6.400%	11/1/32	1	1
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	57	58
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.831%	12/1/41	281	285
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	334	331
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.335%	5.710%	1/1/35	3	3
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.433%	6.004%	7/1/36	116	121
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.460%	5.835%	2/1/37	1	1
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.465%	5.715%	10/1/37	221	226
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.794%	3/1/43	787	805
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.180%	10/1/37	193	197
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.780%	12/1/43	241	243
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.559%	5.809%	9/1/43	99	101
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.944%	7/1/43	1,076	1,101
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.585%	5.835%	10/1/34	2	2
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.596%	5.846%	11/1/33	55	56
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.601%	5.851%	8/1/35	339	347
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.601%	6.439%	6/1/43	287	296
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.612%	5.862%	1/1/42	268	277
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.620%	6.326%	4/1/37	6	6
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	90	91
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	49	50
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.633%	5.883%	1/1/35	1	1
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	54	54
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	91	94
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.285%	10/1/42	241	250
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.679%	7.061%	6/1/42	340	352
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	64	65
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.686%	5.936%	7/1/35	243	249
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39–9/1/42	803	828
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.223%	5/1/40	91	93
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	125	128
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	115	118
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.057%	8/1/39	530	528
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	169	172
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	41	42
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	366	375
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.332%	4/1/36	106	109
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	48	50
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.735%	5.985%	9/1/34	67	69
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.736%	6.197%	9/1/43	452	469
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	24	24
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.577%	5/1/42	301	312
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.747%	6.818%	7/1/41	781	810
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.380%	5/1/35	72	74
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	157	161
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.175%	2/1/36	84	86
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.774%	6.024%	4/1/36	30	31
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.779%	6.489%	5/1/42	40	41
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	180	184
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.325%	7/1/42	292	299
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.100%	8/1/42	927	958
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.338%	3/1/42	158	161
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	405	418
7

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.127%	11/1/39	155	159
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	489	501
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.193%	3/1/41	255	260
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	9/1/33–12/1/40	564	575
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	380	389
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/41	792	816
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	135	139
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	226	232
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	65	67
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	177	181
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.826%	7.701%	7/1/38	122	125
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.302%	4/1/41	403	410
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	291	299
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.831%	6.929%	2/1/42	313	321
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.629%	9/1/40	152	157
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	89	91
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	83	85
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.836%	6.143%	2/1/41	188	192
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	218	223
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	211	217
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.842%	6.983%	4/1/37	26	27
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.401%	11/1/34	128	130
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	183	188
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.925%	6.175%	10/1/37	4	4
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 2.130%	6.630%	10/1/36	151	153
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.662%	4/1/37	276	279
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.411%	6.188%	7/1/34	34	34
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.090%	8/1/37	263	268
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.183%	11/1/36	74	75
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	323	330
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.486%	2/1/36	89	89
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	52	54
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	6.440%	12/1/34	18	18
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	6.534%	11/1/33	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.536%	10/1/36	213	217
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.650%	9/1/37	17	17
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.469%	5.864%	3/1/37	5	5
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.550%	6.050%	4/1/37	1	1
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.057%	3/1/37	17	18
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36–11/1/43	269	274
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	47	48
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	133	137
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	78	79
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	148	151
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.992%	1/1/35	15	15
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	44	44
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	132	134
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	312	321
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.000%	5/1/33–12/1/34	10	10
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.399%	3/1/36	7	7
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	34	35
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.780%	6.270%	3/1/36	1	1
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.714%	6/1/37	148	147
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.792%	6.257%	6/1/41	7	7
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.839%	6.136%	2/1/42	105	107
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.844%	6.153%	3/1/42	66	68
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	69	70
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40–12/1/40	276	285
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.202%	1/1/41	386	394
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	47	48
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.972%	6/1/41	89	91
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.314%	5/1/40	40	41
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.130%	8/1/37	138	141
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	68	69
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.884%	6.276%	2/1/42	74	76
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.894%	6.143%	9/1/40	84	87
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.896%	6.145%	12/1/39	46	48
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40–11/1/40	268	276
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	62	64
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.389%	2/1/41	90	92
8

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	120	122
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.451%	3/1/37	178	178
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	62	64
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.020%	6/1/37	245	245
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.980%	5/1/37	9	9
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	7.070%	3/1/37	26	26
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.371%	1/1/37	327	334
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/41–8/20/41	563	555
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/43	1,969	1,928
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	6/20/29–6/20/43	1,584	1,561
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–1/20/44	2,831	2,804
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	91	92
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	310	307
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	84	82
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	112	118
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	45	45
					31,592
Total U.S. Government and Agency Obligations (Cost $233,642,627)					212,891,667
Asset-Backed/Commercial Mortgage-Backed Securities (2.3%)
[4]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	4,835	4,780
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	650	634
[4]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	8,957	8,910
[4]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,625	2,603
[4]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	3,881	3,891
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,190	1,192
[4]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	28,300	27,804
[4]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	49,500	48,614
[4]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	28,300	27,791
[4]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	12,686	12,622
[4]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	19,700	19,612
[4]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	5,700	5,681
[4]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	7,400	7,424
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	7,400	7,487
[4]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/16/29	11,600	11,709
[4]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	10,100	10,288
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	129	128
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,350	1,318
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	289	285
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	525	506
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,079
[4]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	3,425	3,431
[4]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,500	1,514
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	3,450	3,455
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	3,000	3,006
[4]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	8,270	8,122
[4]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	14,500	14,403
[4]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	13,625	13,630
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	491	484
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	3,987
[4]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	9,197
[4]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	4,161
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	5,500	5,181
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,199
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,174
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	6,568
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	5,452
[4]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	3,834
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	7,361
[4]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,195
[4]	BANK Series 2017-BNK8	4.230%	11/15/50	1,955	1,439
[4]	BANK Series 2017-BNK9	3.279%	11/15/54	3,544	3,323
[4]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	7,514
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	1,310	1,270
[4]	BANK Series 2018-BNK10	3.688%	2/15/61	7,600	7,171
[4]	BANK Series 2018-BNK10	3.898%	2/15/61	2,100	1,963
[4]	BANK Series 2018-BNK11	4.046%	3/15/61	5,550	5,288
[4]	BANK Series 2018-BNK12	4.255%	5/15/61	6,550	6,282
[4]	BANK Series 2018-BNK12	4.475%	5/15/61	2,100	1,952
9

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2018-BNK13	3.953%	8/15/61	2,300	2,176
[4]	BANK Series 2018-BNK13	4.217%	8/15/61	8,600	8,201
[4]	BANK Series 2018-BNK14	3.966%	9/15/60	1,600	1,519
[4]	BANK Series 2018-BNK14	4.128%	9/15/60	1,339	1,335
[4]	BANK Series 2018-BNK14	4.231%	9/15/60	3,575	3,418
[4]	BANK Series 2018-BNK14	4.481%	9/15/60	1,550	1,450
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	7,690	7,399
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	6,625	6,232
[4]	BANK Series 2019-BNK17	3.714%	4/15/52	7,350	6,847
[4]	BANK Series 2019-BNK17	3.976%	4/15/52	1,750	1,605
[4]	BANK Series 2019-BNK18	3.584%	5/15/62	21,125	18,942
[4]	BANK Series 2019-BNK18	3.826%	5/15/62	2,575	2,280
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	15,850	13,902
[4]	BANK Series 2019-BNK19	4.162%	8/15/61	2,240	1,716
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	10,250	8,981
[4]	BANK Series 2019-BNK21	2.851%	10/17/52	21,600	18,931
[4]	BANK Series 2019-BNK21	3.093%	10/17/52	4,325	3,702
[4]	BANK Series 2019-BNK22	2.978%	11/15/62	16,943	15,044
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	10,705	9,466
[4]	BANK Series 2019-BNK23	3.203%	12/15/52	4,000	3,484
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	8,050	7,122
[4]	BANK Series 2019-BNK24	3.283%	11/15/62	3,750	3,286
[4]	BANK Series 2020-BNK25	2.649%	1/15/63	11,830	10,221
[4]	BANK Series 2020-BNK25	2.841%	1/15/63	3,685	3,129
[4]	BANK Series 2020-BNK26	2.403%	3/15/63	10,460	8,914
[4]	BANK Series 2020-BNK26	2.687%	3/15/63	3,310	2,768
[4]	BANK Series 2020-BNK27	2.144%	4/15/63	9,540	7,829
[4]	BANK Series 2020-BNK27	2.551%	4/15/63	2,825	2,315
[4]	BANK Series 2020-BNK28	1.844%	3/15/63	2,810	2,299
[4]	BANK Series 2020-BNK29	1.997%	11/15/53	6,188	4,955
[4]	BANK Series 2020-BNK30	1.925%	12/15/53	4,700	3,772
[4]	BANK Series 2020-BNK30	2.111%	12/15/53	550	436
[4]	BANK Series 2021-BNK31	2.036%	2/15/54	3,300	2,694
[4]	BANK Series 2021-BNK31	2.211%	2/15/54	1,925	1,546
[4]	BANK Series 2021-BNK32	2.643%	4/15/54	5,350	4,542
[4]	BANK Series 2021-BNK33	2.556%	5/15/64	9,535	8,031
[4]	BANK Series 2021-BNK34	2.438%	6/15/63	9,750	7,865
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	5,829	4,787
[4]	BANK Series 2021-BNK36	2.470%	9/15/64	8,550	7,095
[4]	BANK Series 2021-BNK36	2.695%	9/15/64	2,625	2,151
[4]	BANK Series 2021-BNK37	2.618%	11/15/64	8,250	6,857
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	11,575	10,801
[4]	BANK Series 2022-BNK43	4.830%	8/15/55	2,375	2,215
[4]	BANK Series 2023-5YR2	6.656%	7/15/56	7,750	8,065
[4]	BANK Series 2023-5YR2	7.379%	7/15/56	2,575	2,694
[4]	BANK Series 2023-5YR3	6.724%	9/15/56	3,850	4,025
[4]	BANK Series 2023-5YR3	7.559%	9/15/56	4,059	4,303
[4]	BANK Series 2023-5YR3	7.559%	9/15/56	2,000	2,094
[4]	BANK Series 2023-5YR4	6.500%	12/15/56	1,082	1,122
[4]	BANK Series 2023-5YR4	7.274%	12/15/56	650	686
[4]	BANK Series 2023-BNK45	5.203%	2/15/56	3,875	3,824
[4]	BANK Series 2023-BNK45	5.651%	2/15/56	2,200	2,175
[4]	BANK Series 2023-BNK46	5.745%	8/15/56	7,700	7,897
[4]	BANK Series 2023-BNK46	6.385%	8/15/56	1,784	1,876
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	10,820	11,129
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	8,681
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,355
[4]	BANK Trust Series 2024-5YR6	6.225%	5/15/57	32,500	33,578
[4]	BANK Trust Series 2024-5YR6	6.790%	5/15/57	13,200	13,750
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	19,981
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	14,163
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,159
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	8,063
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	4,767
[4]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	6,250	6,130
[4]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	20,375	20,197
[4]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	16,609
[4]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	4,424
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	8,011
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	6,647
10

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	1,722
[4]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,121
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	6,801
[4]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,376
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	7,947
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	2,620
[4]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,078
[4]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	4,404
[4]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	13,150	11,240
[4]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	1,000	1,050
[4]	BBCMS Mortgage Trust Series 2023-5C23	7.703%	12/15/56	250	267
[4]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,875	3,910
[4]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,300	1,312
[4]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	2,575	2,616
[4]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	1,025	1,047
[4]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	7,700	8,067
[4]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	4,100	4,291
[4]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	1,300	1,334
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	5,200	5,746
[4]	BBCMS Mortgage Trust Series 2023-C22	7.363%	11/15/56	1,550	1,722
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	8,030	8,227
[2,4]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/57	2,000	2,056
[2,4]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/57	2,500	2,570
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	3,100	3,124
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	500	509
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	6,000	6,246
[4]	BBCMS Mortgage Trust Series 2024-C26	5.943%	5/15/57	2,000	2,023
[4]	BBCMS Mortgage Trust Series 2024-C26	6.094%	5/15/57	6,000	6,209
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	8,009
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	7,463
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,394
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	16,467
[4]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	7,617
[4]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	448	442
[4]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	12,474
[4]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	17,733
[4]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	3,027
[4]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	8,442
[4]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,653
[4]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	3,799
[4]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,165
[4]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	21,472
[4]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	10,036
[4]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,150
[4]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,682	2,504
[4]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	5,840
[4]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	5,676
[4]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,359
[4]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,189
[4]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	14,311
[4]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	3,772
[4]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,213
[4]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	12,182
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	11,646
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	22,125
[4]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,098
[4]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,500	2,327
[4]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	4,624
[4]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,373
[4]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	2,723
[4]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	873
[4]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	5,370
[4]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	441
[4]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	6,807
[4]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	684
[4]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	4,955
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	6,401
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	1,966
[4]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	12,150	9,743
[4]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	3,410
11

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	6,246
[4]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,340
[4]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	6,391
[4]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	2,895
[4]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	4,358
[4]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	4,308
[4]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	930
[4]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	2,618
[4]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	869
[4]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	10,989
[4]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	4,685	3,918
[4]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	14,450	12,040
[4]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	4,200	3,451
[4]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	4,225	3,719
[4]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	3,275	2,876
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	5,225	4,931
[4]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,600	1,488
[4]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	12,925	13,328
[4]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	4,150	4,316
[4]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	5,225	5,286
[4]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,600	2,662
[4]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,300	1,342
[4]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	4,140	4,319
[4]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	3,150	3,200
[4]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	650	667
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	5,250	5,363
[4]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/29	4,250	4,361
[4]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,675	3,221
[4]	BMO Mortgage Trust Series 2022-C2	4.973%	7/15/54	4,275	4,169
[4]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	13,125	13,104
[4]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/54	1,875	1,842
[4]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	2,000	2,072
[4]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/56	1,000	1,042
[4]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	1,800	1,916
[4]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/56	3,800	4,018
[4]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,875	3,820
[4]	BMO Mortgage Trust Series 2023-C4	5.541%	2/15/56	810	806
[4]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	3,100	3,190
[4]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	1,000	1,021
[4]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	7,720	8,052
[4]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	2,580	2,721
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	4,300	4,549
[4]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	2,200	2,352
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	5,150	5,211
[4]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	900	919
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	9,550	10,002
[4]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	9,550	10,002
[4]	BMO Mortgage Trust Series 2024-5C4	7.254%	5/15/57	5,600	5,825
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	12,740	12,998
[2,4]	BMO Mortgage Trust Series 2024-C9	1.000%	7/15/57	9,900	10,197
[2,4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	9,800	10,094
[4]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	2,378	2,374
[4]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	1,550	1,545
[4]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	2,050	2,059
[4]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,925	1,942
[4]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	8,175	8,131
[4]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	4,100	4,082
[4]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	1,400	1,381
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	550	535
[4]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	1,811	1,817
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	518	521
[4]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	12,250	12,262
[4]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	3,662
[4]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	7,001
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	6,963
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	2,888
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	19,866	18,648
[4]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	12,375	12,347
[4]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	24,298
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	26,100	25,654
12

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,450	27,912
[4]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	26,050	25,605
[4]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	20,850	20,569
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	2,570	2,509
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,332
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	4,298	4,220
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	3,100	2,991
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	8,175	8,046
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,475	1,432
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	2,600	2,582
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,550	1,535
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	138	138
[4]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	967	953
[4]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	275	269
[4]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	295	293
[4]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	825	801
[4]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	1,167	1,154
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,600	1,544
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	3,101	3,019
[4]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,244
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	3,854	3,753
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,625	2,475
[4]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	4,138	4,079
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,425	1,384
[4]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	6,200	6,150
[4]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	2,050	2,024
[4]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	5,225	5,200
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,550	1,541
[4]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	3,250	3,248
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	2,080	2,086
[4]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	1,700	1,720
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,050	2,098
[4]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	2,600	2,586
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	900	896
[4]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/29	4,250	4,300
[4]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/28	1,400	1,400
[4]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/30	1,250	1,248
[4]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	54	54
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	1,910	1,870
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	850	796
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	8,364
[4]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	6,808
[4]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	649	630
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	9,065
[4]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,151
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	4,787
[4]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,752
[4]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,274
[4]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,246	2,173
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	6,161
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	3,492
[4]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	701	685
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	7,041
[4]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	6,034
[4]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	15,815
[4]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	1,132	1,122
[4]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	5,636
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	7,933
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	5,623
[4]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	13,497
[4]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,437
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	12,534
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,500
[4]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	4,200	4,131
[4]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	8,740	8,762
[4]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	7,720	7,781
[4]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	13,300	13,178
[4]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	7,200	7,148
[4]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	5,880	6,280
[4]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	12,376
13

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	1,700	1,698
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	2,308	2,196
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	1,604	1,602
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	11,450	11,315
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	4,550	4,482
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	4,238
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	4,495
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	2,647	2,596
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	5,545
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	2,195	2,128
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	1,091	1,069
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,216
[4]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,308
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,900	2,784
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	14,303
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	11,183
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	2,952
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,616
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,040	976
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	10,080
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	1,941
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,500	2,364
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	1,400	1,388
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	16,434
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	3,995	3,792
[4]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,169
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	7,722	6,923
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	22,410	19,938
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	14,098
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	12,552
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,264
[4]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	6,775	6,483
[4]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	2,169	2,112
[4]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	657
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,152	2,106
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,450	1,385
[4]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	1,022	1,005
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	675	656
[4]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	2,000	1,996
[4]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,675	3,645
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	775	765
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	5,150	5,187
[4]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	1,050	1,061
[4]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	2,950	2,929
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,200	1,187
[4]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	3,500	3,510
[4]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	2,500	2,514
[4]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	757	695
[4]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	288
[4]	COMM Mortgage Trust Series 2014-CR14	3.798%	2/10/47	663	629
[4]	COMM Mortgage Trust Series 2014-CR15	4.032%	2/10/47	704	680
[4]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,261	1,257
[4]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	447	446
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	2,751	2,740
[4]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	2,375	2,359
[4]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,358	5,251
[4]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	71	68
[4]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	2,349	2,343
[4]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	30	29
[4]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5,575	5,562
[4]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	6,912	6,885
[4]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	234	233
[4]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	10,725	10,606
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	7,789
[4]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	8,989
[4]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	406	403
[4]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,269
[4]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	423	416
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	5,725	5,588
[4]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	15,679
14

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	1,508	1,485
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	5,900	5,736
[4]	COMM Mortgage Trust Series 2015-CR27	4.485%	10/10/48	1,200	1,129
[4]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	64	64
[4]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,638
[4]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	383	377
[4]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	11,545	11,248
[4]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	15,475	15,009
[4]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	1,937	1,910
[4]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	481	465
[4]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	1,928
[4]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,305
[4]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	6,027
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	17,277
[4]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	2,629
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	2,762
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,155
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	2,746
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	519	515
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	10,790
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.243%	8/15/48	2,625	2,436
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	818	807
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	6,426
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	11,008
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	9,524
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	3,026
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	7,357
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	15,126
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	15,590
[4]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	26,700	25,222
[4]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	14,447
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	13,716
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,221
[4]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	2,587	2,581
[4]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	1,145	1,140
[4]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/27	5,395	5,411
[4]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/31	6,625	6,676
[4]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	6,805
[4]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,080
[4]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	4,729
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	7,354
[4]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	1,953
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	2,563
[4]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	12,175	12,046
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	9,455
[4]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	14,100	13,781
[4]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	26,050	25,568
[4]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	28,425	27,894
[4]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	15,375	15,318
[4]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	20,675	20,363
[4]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	20,650	20,564
[4]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	241	241
[4]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	3,175	3,070
[4]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	671	664
[4]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	892	883
[4]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,625	3,448
[4]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,089	1,077
[4]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	2,100	2,020
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	214	213
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,550	2,525
[4]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,300	1,272
[4]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	1,053	1,052
[4]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	2,125	2,116
[4]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,450	1,458
[4]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,675	1,663
[4]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	575	574
[4]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	1,050	1,053
[4]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	1,050	1,070
[4]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	989	989
[4]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	1,195	1,192
15

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	525	531
[4]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	890	893
[4]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	1,300	1,312
[4]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/28	3,250	3,253
[4,5]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	629	626
[4,5]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	3,512	3,496
[4,5]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	7,160	7,104
[4,5]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	6,121	6,030
[4,5]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,261	3,226
[4,5]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	5,823	5,740
[4,5]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	4,505	4,440
[4,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,346	3,202
[4,5]	Fannie Mae-Aces Series 2015-M11	2.944%	4/25/25	2,592	2,541
[4,5]	Fannie Mae-Aces Series 2015-M12	2.891%	5/25/25	6,910	6,725
[4,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	6,949	6,754
[4,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,052	2,935
[4,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,437	3,288
[4,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	13,422	12,816
[4,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	8,072	7,697
[4,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	2,995	2,849
[4,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	17,731	16,852
[4,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	15,689	14,876
[4,5]	Fannie Mae-Aces Series 2016-M12	2.525%	9/25/26	15,652	14,832
[4,5]	Fannie Mae-Aces Series 2016-M13	2.602%	9/25/26	4,919	4,670
[4,5]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	9,228	8,725
[4,5]	Fannie Mae-Aces Series 2017-M2	2.919%	2/25/27	4,761	4,531
[4,5]	Fannie Mae-Aces Series 2017-M3	2.547%	12/25/26	7,860	7,411
[4,5]	Fannie Mae-Aces Series 2017-M4	2.636%	12/25/26	10,725	10,135
[4,5]	Fannie Mae-Aces Series 2017-M5	3.093%	4/25/29	833	775
[4,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	9,929	9,444
[4,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	11,672	11,110
[4,5]	Fannie Mae-Aces Series 2017-M10	2.591%	7/25/24	1,748	1,741
[4,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	3,815	3,520
[4,5]	Fannie Mae-Aces Series 2017-M12	3.161%	6/25/27	12,744	12,129
[4,5]	Fannie Mae-Aces Series 2017-M13	3.027%	9/25/27	1,016	959
[4,5]	Fannie Mae-Aces Series 2017-M14	2.906%	11/25/27	3,879	3,637
[4,5]	Fannie Mae-Aces Series 2017-M15	3.205%	11/25/27	13,325	12,707
[4,5]	Fannie Mae-Aces Series 2018-M1	3.090%	12/25/27	6,612	6,239
[4,5]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/28	24,530	23,118
[4,5]	Fannie Mae-Aces Series 2018-M3	3.171%	2/25/30	2,863	2,636
[4,5]	Fannie Mae-Aces Series 2018-M4	3.166%	3/25/28	8,639	8,152
[4,5]	Fannie Mae-Aces Series 2018-M7	3.129%	3/25/28	6,569	6,205
[4,5]	Fannie Mae-Aces Series 2018-M8	3.412%	6/25/28	5,113	4,847
[4,5]	Fannie Mae-Aces Series 2018-M10	3.469%	7/25/28	3,585	3,411
[4,5]	Fannie Mae-Aces Series 2018-M12	3.756%	8/25/30	2,530	2,383
[4,5]	Fannie Mae-Aces Series 2018-M13	3.863%	9/25/30	8,833	8,378
[4,5]	Fannie Mae-Aces Series 2018-M14	3.701%	8/25/28	9,595	9,160
[4,5]	Fannie Mae-Aces Series 2019-M1	3.665%	9/25/28	17,372	16,581
[4,5]	Fannie Mae-Aces Series 2019-M2	3.745%	11/25/28	10,519	10,042
[4,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	16,135	15,050
[4,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	10,206	9,581
[4,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	10,977	10,211
[4,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	15,535	14,350
[4,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	40,502	37,237
[4,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	13,444	12,052
[4,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	8,700	7,563
[4,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	6,707	5,904
[4,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	23,183	20,902
[4,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	5,578	4,958
[4,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	5,128	4,835
[4,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	11,824
[4,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	6,283	5,510
[4,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	10,042	8,539
[4,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	7,936
[4,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	14,783
[4,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	11,698
[4,5]	Fannie Mae-Aces Series 2020-M52	1.359%	10/25/30	15,325	12,671
[4,5]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	8,700	7,063
[4,5]	Fannie Mae-Aces Series 2021-M1G	1.518%	11/25/30	3,175	2,602
[4,5]	Fannie Mae-Aces Series 2021-M3G	1.287%	1/25/31	15,100	12,190
16

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2021-M4	1.512%	2/25/31	14,675	11,886
[4,5]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/31	20,925	16,881
[4,5]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/31	3,120	2,537
[4,5]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/33	9,000	6,957
[4,5]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	18,150	14,699
[4,5]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/31	20,350	16,370
[4,5]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	4,575	3,713
[4,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	6,150	4,996
[4,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	10,250	8,949
[4,5]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	10,050	8,225
[4,5]	Fannie Mae-Aces Series 2022-M10	2.002%	1/25/32	15,175	12,417
[4,5]	Fannie Mae-Aces Series 2023-M1S	4.651%	4/25/33	10,090	9,861
[4,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	10,020	9,759
[4,5]	Fannie Mae-Aces Series 2023-M8	4.620%	3/25/33	3,800	3,700
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,646	2,636
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	11,344	11,281
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	13,277	13,171
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,639	32,239
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	10,633	10,500
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	2,404	2,368
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	7,851	7,731
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	9,128	8,978
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,818	6,695
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,600	11,379
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,310	9,090
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	10,325	10,101
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,025	6,837
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	3,927
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,825	15,265
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.263%	4/25/25	19	19
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,200	13,641
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	11,109
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	17,212
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	11,024
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,247
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,158
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,631	12,143
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	12,380
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	28,185
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	13,593
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	2,868
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	9,571
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	17,247
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	7,312
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	14,000	13,302
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	4,641
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	9,549
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	6,967
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	9,177
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	15,480
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	10,503
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	34,650
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	17,311
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	6,268
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	9,815
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	692	673
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	10,868
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	29,982
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	11,237
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	9,293
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	34,687
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	36,794
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,208	1,176
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	14,478
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	15,358
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	9,973
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	11,509
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	19,317
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	12,410
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	21,634
17

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	14,455
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	14,495
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	12,393
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	23,718
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	10,993
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	19,171
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	17,246
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	15,064
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	22,811
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	5,665	4,880
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	21,756
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	5,494
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	8,282
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	5,175
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	4,508
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	9,580
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	12,815
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	16,266
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	15,836
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	20,838
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	2,905
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	14,324
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,713	1,490
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	8,991
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	717	632
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	8,974
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	18,454
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	15,461
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	36,237
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	19,408
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	23,397
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	12,898
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,157	2,745
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	21,969
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	8,251
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	21,841
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	6,465
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	10,719
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,016	894
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	9,868
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	6,449
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	10,200	8,725
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	7,650	6,433
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	7,800	6,586
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	2,212	1,986
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	47,125	43,021
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	5,260
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/32	15,000	13,946
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	9,371
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	7,815
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	3,844
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	4,931
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	4,923
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	10,329
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	6,150	5,986
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	3,443
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	13,450	12,862
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	4,303
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	4,752
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/33	13,350	12,605
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	2,938
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	9,580	9,354
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	15,150	14,789
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	7,800	7,841
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/34	10,000	10,121
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	10,040	10,024
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	7,500	7,430
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	7,000	6,972
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	12,500	12,421
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	9,050	9,028
18

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	5,950	5,988
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	3,750	3,745
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	5,050	5,072
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	7,750	7,697
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	11,500	11,740
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	9,950	10,184
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	9,675	9,853
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	29,200	29,811
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	8,200	8,304
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	2,920	2,908
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	16,530	16,439
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	34,900	34,588
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	15,081	14,919
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	10,024	9,900
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	12,634	12,447
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	20,400	19,820
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	19,439	18,688
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	22,508
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	7,680
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	21,365
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,087
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	11,132
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	7,361
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,692	5,067
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	13,818
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	10,275	9,181
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	9,175	8,177
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	2,125	1,878
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	10,225	10,028
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	10,100	9,827
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	12,100	11,833
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	5,500	5,537
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/31	8,500	8,683
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	3,921
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	21,851
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	4,823
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	11,789
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	18,701
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	11,186
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	10,998
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	10,337
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	14,722
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	4,451
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	8,626
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,589	2,931
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	10,224
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	7,582
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	7,062
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	8,535	8,361
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	7,100	6,986
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	10,362
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,600	11,246
[4]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	7,220	7,238
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	1,605	1,619
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	3,750	3,798
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	68	68
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,300	1,298
[4]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	3,792	3,783
[4]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	1,175	1,168
[4]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	5,650	5,673
[4]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,800	1,812
[4]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	1,300	1,314
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,655	1,624
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	268	268
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	3,535	3,447
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	1,388	1,362
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	800	762
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	2,926	2,898
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,175	1,151
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	5,762	5,725
19

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	4,725	4,671
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	2,725	2,700
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,300	1,282
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,875	3,872
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	800	799
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	5,800	5,831
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,150	2,175
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	7,500	7,487
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	6,430	6,421
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/29	8,000	7,994
[4]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	1,250	1,247
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	8,827
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	11,408	11,331
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	9,354
[4]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,504	1,500
[4]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	525	523
[4]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	1,606	1,603
[4]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	2,150	2,137
[4]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	2,350	2,345
[4]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	2,600	2,592
[4]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	1,025	1,024
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	3,125	3,113
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	550	548
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	1,025	1,025
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	1,800	1,799
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/27	525	526
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,025	1,032
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	5,625	5,598
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	1,300	1,296
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,300	1,299
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	5,000	5,014
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/28	5,000	5,015
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/28	5,000	5,027
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	821	819
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	734	727
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	56	56
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	4,945	4,862
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	635	628
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,050	1,014
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	1,915	1,883
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	3,150	3,002
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	1,722	1,682
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,371
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	1,474	1,441
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	925	874
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	2,906	2,860
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	650	627
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	3,858	3,806
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,739	1,694
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	8,150	8,102
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,600	1,588
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	3,000	2,974
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	800	791
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	4,400	4,351
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	4,125	4,052
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	2,200	2,207
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	1,294	1,300
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	3,225	3,255
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	3,075	3,127
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	1,300	1,292
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	800	795
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	6,250	6,249
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	3,125	3,124
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	606	605
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,470	6,444
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.579%	9/10/47	1,675	1,563
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	82	82
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	11,450	11,347
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2,000	1,921
[4]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,582
20

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	6,200	6,140
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	5,562
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	1,061	1,050
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	2,275	2,224
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,137	2,078
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	1,590	1,560
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,360
[4]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,221
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	10,761
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	3,751
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	2,714
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	7,853
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	3,077
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	11,449
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	544
[4]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	780
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	12,303
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	3,197
[4]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	9,281
[4]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	2,943
[4]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	6,966
[4]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,233
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	7,090
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	16,200	14,476
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	3,775	3,280
[4]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	6,445
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	6,495
[4]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	1,833
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	3,629
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	5,785
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	857
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	1,824	1,802
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,875	1,792
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	833	822
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	1,050	1,018
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	4,125	4,106
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	4,125	4,098
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	6,252	6,292
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	2,050	2,072
[4]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	2,500	2,511
[4]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,456	2,446
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	796	790
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	1,046	1,031
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	925	895
[4]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	2,278	2,231
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	1,050	1,010
[4]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	1,703	1,671
[4]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	1,050	1,011
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	2,631	2,599
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	775	757
[4]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	2,725	2,714
[4]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,300	1,294
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,600	2,585
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	775	771
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	7,850	7,870
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	1,060	1,063
[4]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	2,000	2,018
[4]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	900	912
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	7,400	7,404
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	1,000	1,003
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	9,900	9,927
[4]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	482	477
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	76	76
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	1,050	1,027
[4]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	1,191	1,171
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,325	1,265
[4]	Hyundai Auto Receivables Trust Series 2022-B	3.720%	11/16/26	3,820	3,775
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	5,150	5,105
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,675	1,649
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	3,105	3,114
21

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	906	911
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	2,600	2,616
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,300	1,317
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/29	6,500	6,476
[4]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	1,750	1,743
[4]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	1,698	1,665
[4]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	11,025	10,986
[4]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,650	2,647
[4]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	3,225	3,210
[4]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	1,025	1,019
[4]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	4,000	3,991
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,025	1,022
[4]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	8,890	8,919
[4]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,430	1,438
[4]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	3,900	3,912
[4]	John Deere Owner Trust Series 2024-B	5.190%	5/15/31	3,000	3,019
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,461
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	13,418
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	623
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	5,479
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	4,341
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	92	92
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.782%	2/15/47	1,422	1,313
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	1,326	1,298
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	6,073	6,055
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	2,225	2,116
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,815	2,802
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,445
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	2,275	2,256
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	3,883
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	9,975	9,852
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	2,805
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,718
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	787	778
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	3,048	2,973
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,677
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	399	395
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	4,556
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	596	592
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	5,675	5,494
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	2,784
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	623	614
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	8,311	8,113
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	1,268	1,250
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	5,655
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	4,116
[4]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	1,313	1,287
[4]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.858%	3/17/49	330	314
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	16,322
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	2,963
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	10,008
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	4,087
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	1,890
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	16,099
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	10,748
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	959
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,162
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	1,893
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	816
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,211	3,026
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	13,428
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	4,869
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	3,591
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,215
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	12,368
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,452
[4]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	13,236
[4]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,125
[4]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	6,275	6,229
[4]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	3,125	3,093
22

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	2,500	2,507
[4]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	2/15/30	2,150	2,159
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	209	208
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	1,406	1,380
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	750	710
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	4,800	4,751
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	725	712
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	5,200	5,267
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	4,100	4,218
[4]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	11,300	11,226
[4]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	800	794
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.420%	6/15/47	834	795
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	825	820
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.522%	10/15/47	1,675	1,654
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	75	74
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	521	517
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,762
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	209	208
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	5,646
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	4,783
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	1,290	1,271
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	5,672	5,515
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	746	737
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	4,925	4,779
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	567	561
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,396
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,387	3,286
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	837	825
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	11,550
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	729	713
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,195
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	10,967
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	13,268
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	12,934
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,339
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	7,718
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	4,873
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	5,369
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	7,752
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	3,966
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	5,441
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,105
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	10,989
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	10,957
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	4,558
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	999	955
[4]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	7,061
[4]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	9,565
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	13,631
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	1,702
[4]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	5,114
[4]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,100	3,843
[4]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	7,922
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	9,844
[4]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	6,333
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	9,156
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,335
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	4,336
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	739
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	414
[4]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	8,780
[4]	Morgan Stanley Capital I Trust Series 2022-L8	3.920%	4/15/55	10,450	9,372
[4]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	5,225	5,360
[4]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,632	3,761
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	2,150	2,260
[4]	New York City Housing Development Corp. Series 2014-8SPR	3.709%	2/15/48	150	149
[4]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,325	1,323
[4]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	3,234	3,226
[4]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	1,100	1,093
[4]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	2,175	2,175
23

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	650	650
[4]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	2,950	2,928
[4]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	850	845
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	1,331	1,317
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,300	3,159
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	2,124	2,079
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	2,100	1,994
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	4,200	4,163
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	1,050	1,035
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	8,100	8,054
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	850	844
[4]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	1,500	1,514
[4]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	3,500	3,569
[4]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	3,500	3,512
[4]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	2,550	2,560
[4]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	1,061	1,038
[4]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	2,643
[4]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	2,873	2,798
[4]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,432	3,336
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	1,296	1,285
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,400	1,347
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	87	87
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	2,100	2,076
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,335	3,294
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,625	2,552
[4]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,775	2,748
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	1,825	1,814
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	2,025	2,003
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	825	819
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	1,050	1,041
[4]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	8,281	8,268
[4]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	1,575	1,565
[4]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,625	1,610
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	1,700	1,695
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	1,025	1,019
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	1,025	1,024
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	520	520
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	1,950	1,952
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	1,430	1,439
[4]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	3,360	3,374
[4]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	1,800	1,813
[4]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	4,620	4,683
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	4,950	4,986
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	2,800	2,850
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	5,150	5,298
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	3,450	3,473
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	800	809
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	1,450	1,444
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	1,050	1,044
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	12,500	12,543
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	9,000	9,080
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	7,650	7,660
[4]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	8,469
[4]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	12,600	12,378
[4]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	6,150	6,191
[4]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	12,850	12,996
[4]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	16,500	16,456
[4]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	333	330
[4]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,357	1,331
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	3,427	3,392
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,650	2,553
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	2,275	2,239
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,575	1,499
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	1,530	1,499
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	1,150	1,087
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	3,266	3,216
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	1,050	1,012
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	4,715	4,647
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	650	631
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	3,375	3,346
24

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,275	1,253
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	4,050	4,008
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,550	1,531
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	4,125	4,114
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	950	947
[4]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	3,930	3,958
[4]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	3,100	3,137
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	6,700	6,657
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	1,550	1,539
[4]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	16,000	16,063
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	9,505
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	4,473
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	7,573
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	1,983
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	8,966
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	3,739
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	5,876	5,482
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	7,381
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,266
[4]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	4,908
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	7,705
[4]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	4,046
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,321	5,978
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	14,970
[4]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	3,948
[4]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	14,765
[4]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	10,001
[4]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,511
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	5,651
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,661
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	5,503
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	997
[4]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	12,282
[4]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	8,505
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	4,786
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,427
[4]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	5,687
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	3,310
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	1,946
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	22,200	21,884
[4]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	8,625	8,432
[4]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	12,000	11,781
[4]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	7,400	7,261
[4]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	12,950	12,789
[4]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	5,475	5,448
[4]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	11,635	11,629
[4]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	2,600	2,607
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	3,400	3,441
[4]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	3,350	3,336
[4]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	5,000	5,039
[4]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	4,500	4,497
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	7,700	7,732
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	3,080	3,101
[4]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	6,500	6,493
[4]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/28	5,750	5,750
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	2,825	2,774
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	1,050	1,006
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	3,100	3,088
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	850	846
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	3,400	3,425
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	2,600	2,636
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	119	119
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	2,850	2,805
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	444	441
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	3,150	3,104
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	2,275	2,229
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	5,359	5,294
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	8,500	8,327
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,575
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	799	792
25

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	8,500	8,319
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	291	290
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	2,769
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	3,425	3,336
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	2,837
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,224
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	1,368	1,346
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	2,870
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	10,070	9,831
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	12,975
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,651
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	804	793
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	6,468
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	2,350	2,261
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,497
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,312	2,188
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	4,478
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	1,919	1,871
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	8,557
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,460
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,092
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	10,764
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	3,012
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	9,061
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	4,921
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	5,052
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	7,570
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	1,974
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	12,464
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,463
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	8,026
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	8,107
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	15,014
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	2,555
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	10,022
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	9,672
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	5,761
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	10,212
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	3,874
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	12,494
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	7,064
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	10,053
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,501
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	4,151
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	9,601
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	5,715
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	12,750	11,149
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	1,909
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,283
[4]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	4,881
[4]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	11,175	11,157
[4]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	587	560
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	539	519
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	1,880	1,871
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	8,200	8,091
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,501
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,675	1,656
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,076
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,860	2,835
[4]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	3,050	3,020
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	1,103	1,086
[4]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	339	336
[4]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	875	849
[4]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	1,253	1,233
[4]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	1,781	1,744
[4]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,850	1,754
[4]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	2,186	2,140
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	3,175	3,003
[4]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	3,258	3,178
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	525	496
26

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	3,957	3,902
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,575	1,528
[4]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,625	2,584
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,325	1,284
[4]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	5,950	5,915
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,585	1,566
[4]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	4,275	4,232
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,150	4,099
[4]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	2,575	2,566
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	525	524
[4]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	2,400	2,430
[4]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	1,000	1,018
[4]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	5,625	5,598
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	1,750	1,740
[4]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	5,500	5,516
[4]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,500	2,517
[4]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	3,625	3,608
[4]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	800	795
[4]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	266	264
[4]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	5,125	5,125
[4]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,600	2,612
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,097,011)					7,497,797
Corporate Bonds (26.2%)
Communications (2.1%)
	Alphabet Inc.	0.450%	8/15/25	11,133	10,599
	Alphabet Inc.	0.800%	8/15/27	14,965	13,335
	Alphabet Inc.	1.100%	8/15/30	22,661	18,507
	Alphabet Inc.	1.900%	8/15/40	20,266	13,200
	Alphabet Inc.	2.050%	8/15/50	28,230	16,029
	Alphabet Inc.	2.250%	8/15/60	25,822	14,273
	America Movil SAB de CV	3.625%	4/22/29	12,337	11,520
	America Movil SAB de CV	2.875%	5/7/30	7,381	6,502
	America Movil SAB de CV	4.700%	7/21/32	10,250	9,847
	America Movil SAB de CV	6.375%	3/1/35	17,620	18,860
	America Movil SAB de CV	6.125%	11/15/37	6,307	6,640
	America Movil SAB de CV	6.125%	3/30/40	25,917	26,865
	America Movil SAB de CV	4.375%	7/16/42	17,099	14,512
	America Movil SAB de CV	4.375%	4/22/49	16,141	13,352
	AT&T Inc.	3.875%	1/15/26	4,725	4,613
	AT&T Inc.	5.539%	2/20/26	22,000	22,002
	AT&T Inc.	1.700%	3/25/26	42,624	40,011
	AT&T Inc.	2.950%	7/15/26	1,623	1,548
	AT&T Inc.	3.800%	2/15/27	9,162	8,853
	AT&T Inc.	4.250%	3/1/27	20,423	19,953
	AT&T Inc.	2.300%	6/1/27	28,670	26,524
	AT&T Inc.	1.650%	2/1/28	32,905	29,224
[4]	AT&T Inc.	4.100%	2/15/28	22,265	21,491
	AT&T Inc.	4.350%	3/1/29	38,934	37,737
[4]	AT&T Inc.	4.300%	2/15/30	47,150	45,172
	AT&T Inc.	2.750%	6/1/31	41,401	35,458
	AT&T Inc.	2.250%	2/1/32	21,307	17,292
	AT&T Inc.	2.550%	12/1/33	33,952	26,987
	AT&T Inc.	5.400%	2/15/34	1,465	1,465
	AT&T Inc.	4.500%	5/15/35	34,794	32,037
	AT&T Inc.	5.250%	3/1/37	22,260	21,613
	AT&T Inc.	4.900%	8/15/37	17,685	16,504
	AT&T Inc.	6.300%	1/15/38	510	540
	AT&T Inc.	4.850%	3/1/39	30,442	27,887
	AT&T Inc.	3.500%	6/1/41	42,937	32,847
	AT&T Inc.	4.300%	12/15/42	22,859	19,015
	AT&T Inc.	4.650%	6/1/44	15,717	13,421
	AT&T Inc.	4.350%	6/15/45	17,660	14,625
	AT&T Inc.	4.750%	5/15/46	56,583	48,982
[4]	AT&T Inc.	5.150%	11/15/46	13,120	12,182
	AT&T Inc.	5.450%	3/1/47	2,990	2,890
	AT&T Inc.	4.500%	3/9/48	32,582	26,866
	AT&T Inc.	4.550%	3/9/49	12,092	10,021
	AT&T Inc.	3.650%	6/1/51	40,133	28,341
27

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	3.500%	9/15/53	100,763	68,391
	AT&T Inc.	3.550%	9/15/55	96,509	65,027
	AT&T Inc.	3.800%	12/1/57	89,360	62,397
	AT&T Inc.	3.650%	9/15/59	85,557	57,423
	AT&T Inc.	3.850%	6/1/60	25,568	17,841
	Baidu Inc.	1.720%	4/9/26	5,530	5,193
	Baidu Inc.	3.625%	7/6/27	14,170	13,541
	Baidu Inc.	4.375%	3/29/28	9,392	9,161
	Baidu Inc.	4.875%	11/14/28	6,674	6,612
	Baidu Inc.	3.425%	4/7/30	5,100	4,654
	Baidu Inc.	2.375%	10/9/30	4,359	3,705
	Baidu Inc.	2.375%	8/23/31	7,855	6,508
[4]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/32	2,922	2,337
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	39,332	38,564
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	21,250	20,783
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	61	49
[4]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,955	4,275
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,645	3,713
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	7,822	7,578
	Booking Holdings Inc.	3.600%	6/1/26	19,934	19,385
	Booking Holdings Inc.	3.550%	3/15/28	10,778	10,250
	Booking Holdings Inc.	4.625%	4/13/30	24,470	24,075
	British Telecommunications plc	5.125%	12/4/28	6,615	6,593
	British Telecommunications plc	9.625%	12/15/30	35,075	42,828
	Charter Communications Operating LLC	4.908%	7/23/25	12,342	12,237
	Charter Communications Operating LLC	6.150%	11/10/26	16,605	16,760
	Charter Communications Operating LLC	3.750%	2/15/28	19,836	18,446
	Charter Communications Operating LLC	4.200%	3/15/28	22,529	21,290
	Charter Communications Operating LLC	2.250%	1/15/29	15,379	13,155
	Charter Communications Operating LLC	5.050%	3/30/29	27,183	26,141
	Charter Communications Operating LLC	6.100%	6/1/29	32,040	32,158
	Charter Communications Operating LLC	2.800%	4/1/31	25,159	20,573
	Charter Communications Operating LLC	2.300%	2/1/32	13,830	10,690
	Charter Communications Operating LLC	4.400%	4/1/33	6,405	5,658
	Charter Communications Operating LLC	6.650%	2/1/34	12,605	12,735
	Charter Communications Operating LLC	6.550%	6/1/34	13,561	13,585
	Charter Communications Operating LLC	6.384%	10/23/35	17,322	16,886
	Charter Communications Operating LLC	5.375%	4/1/38	5,853	5,110
	Charter Communications Operating LLC	3.500%	6/1/41	16,525	11,108
	Charter Communications Operating LLC	3.500%	3/1/42	23,415	15,633
	Charter Communications Operating LLC	6.484%	10/23/45	44,906	41,074
	Charter Communications Operating LLC	5.375%	5/1/47	17,025	13,610
	Charter Communications Operating LLC	5.750%	4/1/48	35,934	30,122
	Charter Communications Operating LLC	5.125%	7/1/49	18,848	14,503
	Charter Communications Operating LLC	4.800%	3/1/50	40,038	29,429
	Charter Communications Operating LLC	3.700%	4/1/51	39,727	24,251
	Charter Communications Operating LLC	3.900%	6/1/52	31,018	19,441
	Charter Communications Operating LLC	5.250%	4/1/53	9,505	7,468
	Charter Communications Operating LLC	6.834%	10/23/55	14,109	13,365
	Charter Communications Operating LLC	3.850%	4/1/61	24,423	14,318
	Charter Communications Operating LLC	4.400%	12/1/61	18,175	11,864
	Charter Communications Operating LLC	3.950%	6/30/62	17,455	10,342
	Charter Communications Operating LLC	5.500%	4/1/63	7,965	6,190
	Comcast Corp.	3.375%	8/15/25	38,435	37,654
	Comcast Corp.	3.950%	10/15/25	30,362	29,883
	Comcast Corp.	3.150%	3/1/26	35,274	34,103
	Comcast Corp.	2.350%	1/15/27	18,083	16,934
	Comcast Corp.	3.300%	2/1/27	21,571	20,676
	Comcast Corp.	3.300%	4/1/27	10,316	9,866
	Comcast Corp.	3.150%	2/15/28	24,026	22,572
	Comcast Corp.	3.550%	5/1/28	5,331	5,063
	Comcast Corp.	4.150%	10/15/28	57,823	55,994
	Comcast Corp.	4.550%	1/15/29	14,244	14,023
	Comcast Corp.	5.100%	6/1/29	9,600	9,661
	Comcast Corp.	2.650%	2/1/30	27,940	24,734
	Comcast Corp.	3.400%	4/1/30	22,280	20,482
	Comcast Corp.	4.250%	10/15/30	27,438	26,310
	Comcast Corp.	1.950%	1/15/31	24,247	20,012
	Comcast Corp.	1.500%	2/15/31	10,760	8,640
	Comcast Corp.	4.250%	1/15/33	23,817	22,260
28

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	7.050%	3/15/33	8,660	9,674
	Comcast Corp.	4.800%	5/15/33	23,547	22,890
	Comcast Corp.	5.300%	6/1/34	8,530	8,547
	Comcast Corp.	5.650%	6/15/35	7,803	8,008
	Comcast Corp.	4.400%	8/15/35	14,215	13,153
	Comcast Corp.	6.500%	11/15/35	6,888	7,522
	Comcast Corp.	3.200%	7/15/36	15,170	12,258
	Comcast Corp.	6.450%	3/15/37	12,854	13,910
	Comcast Corp.	3.900%	3/1/38	6,977	5,906
	Comcast Corp.	4.600%	10/15/38	36,926	33,609
	Comcast Corp.	6.550%	7/1/39	1,575	1,732
	Comcast Corp.	3.250%	11/1/39	20,368	15,672
	Comcast Corp.	3.750%	4/1/40	27,987	22,743
	Comcast Corp.	4.650%	7/15/42	10,166	9,103
	Comcast Corp.	4.750%	3/1/44	723	651
	Comcast Corp.	4.600%	8/15/45	20,255	17,612
	Comcast Corp.	3.400%	7/15/46	39,574	28,582
	Comcast Corp.	4.000%	8/15/47	15,032	11,806
	Comcast Corp.	3.969%	11/1/47	18,181	14,172
	Comcast Corp.	4.000%	3/1/48	18,633	14,637
	Comcast Corp.	4.700%	10/15/48	23,919	21,176
	Comcast Corp.	3.999%	11/1/49	19,936	15,538
	Comcast Corp.	3.450%	2/1/50	24,451	17,270
	Comcast Corp.	2.800%	1/15/51	23,014	14,185
	Comcast Corp.	2.887%	11/1/51	63,676	39,757
	Comcast Corp.	2.450%	8/15/52	16,659	9,379
	Comcast Corp.	4.049%	11/1/52	23,413	18,143
	Comcast Corp.	5.350%	5/15/53	11,563	11,079
	Comcast Corp.	2.937%	11/1/56	76,053	45,883
	Comcast Corp.	4.950%	10/15/58	14,187	12,670
	Comcast Corp.	2.650%	8/15/62	12,905	7,027
	Comcast Corp.	2.987%	11/1/63	42,838	25,130
	Comcast Corp.	5.500%	5/15/64	23,373	22,490
[7]	Cox Communications Inc.	4.800%	2/1/35	3,100	2,805
	Deutsche Telekom International Finance BV	8.750%	6/15/30	55,779	65,014
	Deutsche Telekom International Finance BV	9.250%	6/1/32	4,625	5,733
	Discovery Communications LLC	4.900%	3/11/26	13,065	12,875
	Discovery Communications LLC	3.950%	3/20/28	27,546	25,752
	Discovery Communications LLC	4.125%	5/15/29	20,571	18,993
	Discovery Communications LLC	5.000%	9/20/37	10,433	8,926
	Discovery Communications LLC	6.350%	6/1/40	8,916	8,509
	Electronic Arts Inc.	4.800%	3/1/26	5,809	5,767
	Electronic Arts Inc.	1.850%	2/15/31	10,617	8,670
	Electronic Arts Inc.	2.950%	2/15/51	11,302	7,296
	Expedia Group Inc.	5.000%	2/15/26	27,529	27,315
	Expedia Group Inc.	4.625%	8/1/27	9,402	9,229
	Expedia Group Inc.	3.800%	2/15/28	17,428	16,588
	Expedia Group Inc.	3.250%	2/15/30	14,634	13,195
	Expedia Group Inc.	2.950%	3/15/31	5,074	4,393
	FactSet Research Systems Inc.	2.900%	3/1/27	5,064	4,736
	FactSet Research Systems Inc.	3.450%	3/1/32	6,603	5,755
	Fox Corp.	4.709%	1/25/29	30,177	29,637
	Fox Corp.	3.500%	4/8/30	8,569	7,810
	Fox Corp.	6.500%	10/13/33	16,070	16,840
	Fox Corp.	5.476%	1/25/39	20,074	19,134
	Fox Corp.	5.576%	1/25/49	20,490	18,803
	Grupo Televisa SAB	8.500%	3/11/32	2,075	2,360
	Grupo Televisa SAB	6.625%	1/15/40	10,501	10,357
	Grupo Televisa SAB	5.000%	5/13/45	16,944	14,059
	Grupo Televisa SAB	6.125%	1/31/46	7,248	6,974
	Grupo Televisa SAB	5.250%	5/24/49	8,454	7,303
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,018	4,906
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	7,424	7,243
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	7,665	6,398
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,471	1,809
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	9,128	8,440
	Koninklijke KPN NV	8.375%	10/1/30	7,760	8,956
[7]	KT Corp.	4.000%	8/8/25	120	118
	Meta Platforms Inc.	3.500%	8/15/27	17,983	17,272
	Meta Platforms Inc.	4.600%	5/15/28	21,550	21,466
29

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.800%	5/15/30	14,059	14,081
	Meta Platforms Inc.	3.850%	8/15/32	40,704	37,872
	Meta Platforms Inc.	4.950%	5/15/33	25,130	25,252
	Meta Platforms Inc.	4.450%	8/15/52	35,052	30,223
	Meta Platforms Inc.	5.600%	5/15/53	34,641	35,360
	Meta Platforms Inc.	4.650%	8/15/62	19,260	16,640
	Meta Platforms Inc.	5.750%	5/15/63	23,042	23,693
	NBCUniversal Media LLC	4.450%	1/15/43	11,095	9,580
	Netflix Inc.	4.375%	11/15/26	24,409	23,974
	Netflix Inc.	4.875%	4/15/28	36,628	36,410
	Netflix Inc.	5.875%	11/15/28	16,623	17,130
	Netflix Inc.	6.375%	5/15/29	19,279	20,313
[7]	Netflix Inc.	5.375%	11/15/29	6,792	6,854
[7]	Netflix Inc.	4.875%	6/15/30	9,059	8,911
	Omnicom Group Inc.	3.600%	4/15/26	19,403	18,777
	Omnicom Group Inc.	2.450%	4/30/30	9,638	8,304
	Omnicom Group Inc.	4.200%	6/1/30	7,937	7,547
	Omnicom Group Inc.	2.600%	8/1/31	8,775	7,395
	Orange SA	9.000%	3/1/31	32,715	39,027
	Orange SA	5.375%	1/13/42	16,990	16,225
	Orange SA	5.500%	2/6/44	6,059	5,849
	Paramount Global	4.000%	1/15/26	430	416
	Paramount Global	2.900%	1/15/27	18,200	16,798
	Paramount Global	3.375%	2/15/28	4,638	4,148
	Paramount Global	3.700%	6/1/28	8,000	7,219
	Paramount Global	4.200%	6/1/29	7,426	6,626
	Paramount Global	7.875%	7/30/30	9,805	10,057
	Paramount Global	4.950%	1/15/31	17,760	15,619
	Paramount Global	4.200%	5/19/32	13,806	11,285
	Paramount Global	5.500%	5/15/33	5,391	4,638
	Paramount Global	6.875%	4/30/36	13,932	13,035
	Paramount Global	5.900%	10/15/40	4,984	4,045
	Paramount Global	4.850%	7/1/42	6,031	4,381
	Paramount Global	4.375%	3/15/43	14,865	9,859
	Paramount Global	5.850%	9/1/43	16,772	13,174
	Paramount Global	5.250%	4/1/44	1,540	1,118
	Paramount Global	4.900%	8/15/44	10,200	7,075
	Paramount Global	4.600%	1/15/45	8,760	5,925
	Paramount Global	4.950%	5/19/50	13,780	9,632
	Rogers Communications Inc.	3.625%	12/15/25	9,390	9,133
	Rogers Communications Inc.	2.900%	11/15/26	9,304	8,788
	Rogers Communications Inc.	3.200%	3/15/27	13,136	12,464
	Rogers Communications Inc.	3.800%	3/15/32	25,852	23,103
	Rogers Communications Inc.	5.300%	2/15/34	21,350	20,945
	Rogers Communications Inc.	7.500%	8/15/38	3,844	4,474
	Rogers Communications Inc.	4.500%	3/15/42	18,850	15,950
	Rogers Communications Inc.	4.500%	3/15/43	10,772	8,998
	Rogers Communications Inc.	5.000%	3/15/44	6,689	5,974
	Rogers Communications Inc.	4.300%	2/15/48	6,731	5,325
	Rogers Communications Inc.	4.350%	5/1/49	16,159	12,854
	Rogers Communications Inc.	3.700%	11/15/49	6,930	4,897
	Rogers Communications Inc.	4.550%	3/15/52	24,548	20,016
	Sprint Capital Corp.	6.875%	11/15/28	29,158	30,909
	Sprint Capital Corp.	8.750%	3/15/32	61,036	73,397
	Take-Two Interactive Software Inc.	5.000%	3/28/26	17,730	17,613
	Take-Two Interactive Software Inc.	3.700%	4/14/27	6,918	6,652
	Take-Two Interactive Software Inc.	4.950%	3/28/28	9,360	9,272
	Take-Two Interactive Software Inc.	4.000%	4/14/32	6,245	5,684
	TCI Communications Inc.	7.875%	2/15/26	9,194	9,573
	TCI Communications Inc.	7.125%	2/15/28	6,834	7,307
	Telefonica Emisiones SA	4.103%	3/8/27	19,646	19,074
	Telefonica Emisiones SA	7.045%	6/20/36	32,130	34,999
	Telefonica Emisiones SA	4.665%	3/6/38	10,100	8,896
	Telefonica Emisiones SA	5.213%	3/8/47	35,146	31,137
	Telefonica Emisiones SA	4.895%	3/6/48	6,437	5,445
	Telefonica Emisiones SA	5.520%	3/1/49	15,733	14,560
	Telefonica Europe BV	8.250%	9/15/30	12,549	14,172
	TELUS Corp.	2.800%	2/16/27	11,603	10,902
	TELUS Corp.	3.400%	5/13/32	10,139	8,802
	TELUS Corp.	4.600%	11/16/48	3,244	2,711
30

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TELUS Corp.	4.300%	6/15/49	13,609	10,735
	Tencent Music Entertainment Group	2.000%	9/3/30	7,319	6,051
	Thomson Reuters Corp.	3.350%	5/15/26	6,605	6,368
	Thomson Reuters Corp.	5.500%	8/15/35	8,250	8,296
	Thomson Reuters Corp.	5.850%	4/15/40	4,020	4,123
	Thomson Reuters Corp.	5.650%	11/23/43	4,525	4,447
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	11,481	12,687
	Time Warner Cable LLC	6.550%	5/1/37	24,241	22,964
	Time Warner Cable LLC	7.300%	7/1/38	18,627	18,837
	Time Warner Cable LLC	6.750%	6/15/39	21,501	20,822
	Time Warner Cable LLC	5.875%	11/15/40	17,789	15,474
	Time Warner Cable LLC	5.500%	9/1/41	18,164	15,181
	Time Warner Cable LLC	4.500%	9/15/42	13,387	9,820
	T-Mobile USA Inc.	1.500%	2/15/26	19,025	17,862
	T-Mobile USA Inc.	2.250%	2/15/26	16,688	15,862
	T-Mobile USA Inc.	2.625%	4/15/26	12,805	12,187
	T-Mobile USA Inc.	3.750%	4/15/27	62,846	60,412
	T-Mobile USA Inc.	5.375%	4/15/27	5,238	5,223
	T-Mobile USA Inc.	4.750%	2/1/28	17,144	16,884
	T-Mobile USA Inc.	2.050%	2/15/28	30,044	26,970
	T-Mobile USA Inc.	4.950%	3/15/28	13,749	13,657
	T-Mobile USA Inc.	4.800%	7/15/28	14,673	14,478
	T-Mobile USA Inc.	2.625%	2/15/29	13,709	12,292
	T-Mobile USA Inc.	2.400%	3/15/29	2,640	2,336
	T-Mobile USA Inc.	3.375%	4/15/29	12,015	11,096
	T-Mobile USA Inc.	3.875%	4/15/30	107,572	100,566
	T-Mobile USA Inc.	2.550%	2/15/31	44,232	37,547
	T-Mobile USA Inc.	2.875%	2/15/31	16,633	14,412
	T-Mobile USA Inc.	3.500%	4/15/31	40,487	36,387
	T-Mobile USA Inc.	2.250%	11/15/31	11,088	9,062
	T-Mobile USA Inc.	2.700%	3/15/32	11,500	9,616
	T-Mobile USA Inc.	5.200%	1/15/33	20,398	20,187
	T-Mobile USA Inc.	5.050%	7/15/33	34,657	33,900
	T-Mobile USA Inc.	4.375%	4/15/40	30,834	26,719
	T-Mobile USA Inc.	3.000%	2/15/41	33,585	24,001
	T-Mobile USA Inc.	4.500%	4/15/50	52,536	43,869
	T-Mobile USA Inc.	3.300%	2/15/51	58,730	39,667
	T-Mobile USA Inc.	3.400%	10/15/52	27,705	18,910
	T-Mobile USA Inc.	5.650%	1/15/53	15,784	15,562
	T-Mobile USA Inc.	5.750%	1/15/54	15,950	15,873
	T-Mobile USA Inc.	3.600%	11/15/60	27,676	18,651
	T-Mobile USA Inc.	5.800%	9/15/62	5,858	5,801
[4]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	19,416	18,923
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	12,095	11,668
[4]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	15,938	14,902
[4]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	2,989	2,825
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,584	7,336
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	11,820	10,319
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,934	10,938
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	11,713	9,277
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	7,896	6,584
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,318	1,579
	VeriSign Inc.	2.700%	6/15/31	9,842	8,228
	Verizon Communications Inc.	0.850%	11/20/25	18,190	17,103
	Verizon Communications Inc.	1.450%	3/20/26	19,531	18,294
	Verizon Communications Inc.	2.625%	8/15/26	16,915	16,037
	Verizon Communications Inc.	4.125%	3/16/27	41,760	40,707
	Verizon Communications Inc.	3.000%	3/22/27	5,819	5,507
	Verizon Communications Inc.	2.100%	3/22/28	47,300	42,545
	Verizon Communications Inc.	4.329%	9/21/28	63,345	61,587
	Verizon Communications Inc.	3.875%	2/8/29	4,894	4,651
	Verizon Communications Inc.	4.016%	12/3/29	56,070	52,983
	Verizon Communications Inc.	3.150%	3/22/30	28,124	25,351
	Verizon Communications Inc.	1.500%	9/18/30	14,170	11,557
	Verizon Communications Inc.	1.680%	10/30/30	19,711	16,020
	Verizon Communications Inc.	7.750%	12/1/30	3,553	4,043
	Verizon Communications Inc.	1.750%	1/20/31	32,353	26,184
	Verizon Communications Inc.	2.550%	3/21/31	49,418	41,978
	Verizon Communications Inc.	2.355%	3/15/32	54,792	44,780
	Verizon Communications Inc.	5.050%	5/9/33	11,879	11,713
31

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	4.500%	8/10/33	45,343	42,624
Verizon Communications Inc.	4.400%	11/1/34	38,590	35,758
Verizon Communications Inc.	5.850%	9/15/35	1,465	1,516
Verizon Communications Inc.	4.272%	1/15/36	16,335	14,788
Verizon Communications Inc.	5.250%	3/16/37	18,468	18,237
Verizon Communications Inc.	4.812%	3/15/39	21,313	19,765
Verizon Communications Inc.	2.650%	11/20/40	54,852	37,791
Verizon Communications Inc.	3.400%	3/22/41	53,923	41,216
Verizon Communications Inc.	2.850%	9/3/41	15,415	10,800
Verizon Communications Inc.	4.750%	11/1/41	9,362	8,626
Verizon Communications Inc.	3.850%	11/1/42	9,556	7,575
Verizon Communications Inc.	6.550%	9/15/43	5,078	5,584
Verizon Communications Inc.	4.125%	8/15/46	20,004	16,168
Verizon Communications Inc.	4.862%	8/21/46	29,016	26,328
Verizon Communications Inc.	5.500%	3/16/47	5,179	5,168
Verizon Communications Inc.	4.522%	9/15/48	16,423	14,081
Verizon Communications Inc.	4.000%	3/22/50	20,874	16,267
Verizon Communications Inc.	2.875%	11/20/50	37,596	23,647
Verizon Communications Inc.	3.550%	3/22/51	62,907	45,274
Verizon Communications Inc.	5.500%	2/23/54	13,770	13,484
Verizon Communications Inc.	5.012%	8/21/54	1,800	1,638
Verizon Communications Inc.	2.987%	10/30/56	66,157	40,499
Verizon Communications Inc.	3.000%	11/20/60	23,572	14,110
Verizon Communications Inc.	3.700%	3/22/61	36,900	26,027
Vodafone Group plc	4.375%	5/30/28	9,626	9,424
Vodafone Group plc	7.875%	2/15/30	3,213	3,625
Vodafone Group plc	6.150%	2/27/37	13,774	14,606
Vodafone Group plc	5.250%	5/30/48	6,184	5,707
Vodafone Group plc	4.875%	6/19/49	26,539	22,968
Vodafone Group plc	4.250%	9/17/50	22,915	17,878
Vodafone Group plc	5.625%	2/10/53	22,556	21,599
Vodafone Group plc	5.750%	6/28/54	36,000	34,857
Vodafone Group plc	5.125%	6/19/59	6,567	5,698
Vodafone Group plc	5.750%	2/10/63	4,540	4,303
Vodafone Group plc	5.875%	6/28/64	12,800	12,301
Walt Disney Co.	3.700%	10/15/25	15,085	14,797
Walt Disney Co.	1.750%	1/13/26	19,933	18,910
Walt Disney Co.	3.375%	11/15/26	10,879	10,462
Walt Disney Co.	3.700%	3/23/27	8,620	8,352
Walt Disney Co.	2.200%	1/13/28	15,571	14,240
Walt Disney Co.	2.000%	9/1/29	20,625	17,911
Walt Disney Co.	3.800%	3/22/30	16,835	15,947
Walt Disney Co.	2.650%	1/13/31	10,643	9,285
Walt Disney Co.	6.550%	3/15/33	9,568	10,535
Walt Disney Co.	6.200%	12/15/34	19,102	20,756
Walt Disney Co.	6.400%	12/15/35	15,734	17,222
Walt Disney Co.	6.150%	3/1/37	12,593	13,621
Walt Disney Co.	6.650%	11/15/37	8,349	9,388
Walt Disney Co.	4.625%	3/23/40	13,095	12,096
Walt Disney Co.	3.500%	5/13/40	25,010	19,944
Walt Disney Co.	6.150%	2/15/41	934	1,000
Walt Disney Co.	5.400%	10/1/43	9,060	8,950
Walt Disney Co.	4.750%	9/15/44	18,703	16,895
Walt Disney Co.	4.950%	10/15/45	2,541	2,360
Walt Disney Co.	4.750%	11/15/46	8,268	7,432
Walt Disney Co.	2.750%	9/1/49	25,630	16,272
Walt Disney Co.	4.700%	3/23/50	15,075	13,616
Walt Disney Co.	3.600%	1/13/51	27,575	20,559
Walt Disney Co.	3.800%	5/13/60	15,084	11,182
Warnermedia Holdings Inc.	3.755%	3/15/27	49,362	46,822
Warnermedia Holdings Inc.	4.054%	3/15/29	20,650	19,071
Warnermedia Holdings Inc.	4.279%	3/15/32	65,975	57,569
Warnermedia Holdings Inc.	5.050%	3/15/42	62,275	50,609
Warnermedia Holdings Inc.	5.141%	3/15/52	82,134	63,915
Warnermedia Holdings Inc.	5.391%	3/15/62	34,822	27,163
Weibo Corp.	3.375%	7/8/30	9,955	8,703
				6,824,811
Consumer Discretionary (1.8%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	33,285	31,429
32

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	17,576	14,541
	Alibaba Group Holding Ltd.	4.500%	11/28/34	9,216	8,494
	Alibaba Group Holding Ltd.	4.000%	12/6/37	13,913	11,807
	Alibaba Group Holding Ltd.	2.700%	2/9/41	10,505	7,052
	Alibaba Group Holding Ltd.	4.200%	12/6/47	22,932	18,122
	Alibaba Group Holding Ltd.	3.150%	2/9/51	18,823	11,983
	Alibaba Group Holding Ltd.	4.400%	12/6/57	12,997	10,246
	Alibaba Group Holding Ltd.	3.250%	2/9/61	13,292	8,088
	Amazon.com Inc.	4.600%	12/1/25	15,118	15,019
	Amazon.com Inc.	5.200%	12/3/25	18,477	18,508
	Amazon.com Inc.	1.000%	5/12/26	16,478	15,327
	Amazon.com Inc.	3.300%	4/13/27	23,974	22,993
	Amazon.com Inc.	1.200%	6/3/27	27,648	24,966
	Amazon.com Inc.	3.150%	8/22/27	43,730	41,539
	Amazon.com Inc.	4.550%	12/1/27	19,489	19,346
	Amazon.com Inc.	1.650%	5/12/28	47,112	41,957
	Amazon.com Inc.	3.450%	4/13/29	32,532	30,863
	Amazon.com Inc.	4.650%	12/1/29	13,810	13,754
	Amazon.com Inc.	1.500%	6/3/30	295	246
	Amazon.com Inc.	2.100%	5/12/31	48,329	40,721
	Amazon.com Inc.	3.600%	4/13/32	21,179	19,459
	Amazon.com Inc.	4.700%	12/1/32	15,965	15,824
	Amazon.com Inc.	4.800%	12/5/34	20,650	20,503
	Amazon.com Inc.	3.875%	8/22/37	78,977	69,739
	Amazon.com Inc.	2.875%	5/12/41	32,414	23,798
	Amazon.com Inc.	4.950%	12/5/44	5,742	5,549
	Amazon.com Inc.	4.050%	8/22/47	33,934	28,272
	Amazon.com Inc.	2.500%	6/3/50	39,068	23,896
	Amazon.com Inc.	3.100%	5/12/51	52,670	36,192
	Amazon.com Inc.	3.950%	4/13/52	16,310	13,130
	Amazon.com Inc.	4.250%	8/22/57	28,857	24,172
	Amazon.com Inc.	2.700%	6/3/60	32,705	19,248
	Amazon.com Inc.	3.250%	5/12/61	27,218	18,154
	Amazon.com Inc.	4.100%	4/13/62	10,261	8,205
[4]	American Honda Finance Corp.	1.200%	7/8/25	8,296	7,949
[4]	American Honda Finance Corp.	1.000%	9/10/25	11,754	11,154
[4]	American Honda Finance Corp.	4.950%	1/9/26	7,435	7,398
[4]	American Honda Finance Corp.	5.250%	7/7/26	15,625	15,657
[4]	American Honda Finance Corp.	1.300%	9/9/26	3,594	3,310
[4]	American Honda Finance Corp.	2.300%	9/9/26	8,853	8,331
[4]	American Honda Finance Corp.	2.350%	1/8/27	5,830	5,452
	American Honda Finance Corp.	4.900%	3/12/27	16,360	16,301
[4]	American Honda Finance Corp.	2.000%	3/24/28	14,851	13,355
[4]	American Honda Finance Corp.	5.125%	7/7/28	10,270	10,318
	American Honda Finance Corp.	5.650%	11/15/28	8,360	8,565
[4]	American Honda Finance Corp.	2.250%	1/12/29	5,630	5,005
	American Honda Finance Corp.	4.900%	3/13/29	2,928	2,916
	American Honda Finance Corp.	4.600%	4/17/30	15,895	15,574
[4]	American Honda Finance Corp.	1.800%	1/13/31	13,537	11,092
[4]	American Honda Finance Corp.	4.900%	1/10/34	11,122	10,792
[4]	American University	3.672%	4/1/49	7,519	5,869
	Aptiv plc	4.350%	3/15/29	2,040	1,969
	Aptiv plc	3.250%	3/1/32	8,498	7,363
	Aptiv plc	4.400%	10/1/46	1,041	812
	Aptiv plc	5.400%	3/15/49	5,360	4,798
	Aptiv plc	3.100%	12/1/51	19,549	11,928
	Aptiv plc	4.150%	5/1/52	12,940	9,628
	AutoNation Inc.	4.500%	10/1/25	6,029	5,932
	AutoNation Inc.	3.800%	11/15/27	8,475	7,978
	AutoNation Inc.	1.950%	8/1/28	770	667
	AutoNation Inc.	4.750%	6/1/30	4,140	3,959
	AutoNation Inc.	2.400%	8/1/31	5,110	4,109
	AutoNation Inc.	3.850%	3/1/32	12,880	11,455
	AutoZone Inc.	3.125%	4/21/26	11,728	11,270
	AutoZone Inc.	5.050%	7/15/26	7,074	7,049
	AutoZone Inc.	3.750%	6/1/27	12,724	12,236
	AutoZone Inc.	4.500%	2/1/28	5,592	5,466
	AutoZone Inc.	6.250%	11/1/28	6,500	6,780
	AutoZone Inc.	3.750%	4/18/29	10,479	9,867
	AutoZone Inc.	5.100%	7/15/29	7,950	7,915
33

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	4.000%	4/15/30	18,069	16,992
	AutoZone Inc.	1.650%	1/15/31	9,161	7,347
	AutoZone Inc.	4.750%	8/1/32	21,964	21,101
	AutoZone Inc.	4.750%	2/1/33	7,725	7,374
	AutoZone Inc.	5.200%	8/1/33	5,400	5,317
	AutoZone Inc.	6.550%	11/1/33	3,635	3,903
	AutoZone Inc.	5.400%	7/15/34	8,225	8,135
	Best Buy Co. Inc.	4.450%	10/1/28	10,200	9,941
	Best Buy Co. Inc.	1.950%	10/1/30	4,697	3,892
	BorgWarner Inc.	2.650%	7/1/27	14,417	13,375
	BorgWarner Inc.	4.375%	3/15/45	6,180	4,931
[4]	Brown University	2.924%	9/1/50	7,391	5,092
	Brunswick Corp.	5.850%	3/18/29	3,259	3,259
	Brunswick Corp.	2.400%	8/18/31	8,970	7,164
	Brunswick Corp.	4.400%	9/15/32	5,895	5,248
	Brunswick Corp.	5.100%	4/1/52	5,370	4,180
[4]	California Endowment	2.498%	4/1/51	4,184	2,571
	California Institute of Technology	4.321%	8/1/45	5,192	4,618
	California Institute of Technology	4.700%	11/1/11	8,792	7,511
	California Institute of Technology	3.650%	9/1/19	6,645	4,421
[4]	Case Western Reserve University	5.405%	6/1/22	3,420	3,248
	Choice Hotels International Inc.	3.700%	12/1/29	2,855	2,565
	Choice Hotels International Inc.	3.700%	1/15/31	2,540	2,241
[2]	Choice Hotels International Inc.	5.850%	8/1/34	5,950	5,860
	Claremont Mckenna College	3.775%	1/1/22	10,300	6,855
	Cornell University	4.835%	6/15/34	6,525	6,488
	Darden Restaurants Inc.	3.850%	5/1/27	6,145	5,904
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	4,285
	Dick's Sporting Goods Inc.	3.150%	1/15/32	4,600	3,910
	Dick's Sporting Goods Inc.	4.100%	1/15/52	13,225	9,317
	DR Horton Inc.	2.600%	10/15/25	8,324	8,021
	DR Horton Inc.	1.400%	10/15/27	4,322	3,845
[4]	Duke University	2.682%	10/1/44	9,288	6,782
[4]	Duke University	2.757%	10/1/50	4,405	2,894
[4]	Duke University	2.832%	10/1/55	13,178	8,547
	eBay Inc.	5.900%	11/22/25	5,415	5,443
	eBay Inc.	1.400%	5/10/26	11,355	10,563
	eBay Inc.	3.600%	6/5/27	14,187	13,616
	eBay Inc.	2.700%	3/11/30	19,578	17,254
	eBay Inc.	2.600%	5/10/31	12,621	10,711
	eBay Inc.	4.000%	7/15/42	12,791	10,231
	eBay Inc.	3.650%	5/10/51	14,060	10,019
[4]	Emory University	2.143%	9/1/30	5,260	4,483
[4]	Emory University	2.969%	9/1/50	5,757	3,941
[4]	Ford Foundation	2.415%	6/1/50	5,830	3,514
[4]	Ford Foundation	2.815%	6/1/70	13,690	7,963
	Ford Motor Co.	9.625%	4/22/30	1,855	2,158
	Ford Motor Co.	7.450%	7/16/31	11,092	11,921
	Ford Motor Co.	3.250%	2/12/32	49,139	40,656
	Ford Motor Co.	6.100%	8/19/32	12,888	12,872
	Ford Motor Co.	4.750%	1/15/43	35,258	28,546
	Ford Motor Co.	7.400%	11/1/46	2,383	2,573
	Ford Motor Co.	5.291%	12/8/46	11,796	10,312
	Ford Motor Credit Co. LLC	4.134%	8/4/25	9,262	9,088
	Ford Motor Credit Co. LLC	6.950%	3/6/26	185	188
	Ford Motor Credit Co. LLC	4.542%	8/1/26	4,007	3,902
	Ford Motor Credit Co. LLC	2.700%	8/10/26	7,599	7,139
	Ford Motor Credit Co. LLC	4.271%	1/9/27	12,015	11,575
	Ford Motor Credit Co. LLC	5.800%	3/5/27	495	495
	Ford Motor Credit Co. LLC	5.850%	5/17/27	18,983	19,001
	Ford Motor Credit Co. LLC	4.950%	5/28/27	17,034	16,637
	Ford Motor Credit Co. LLC	4.125%	8/17/27	16,030	15,236
	Ford Motor Credit Co. LLC	3.815%	11/2/27	4,262	3,997
	Ford Motor Credit Co. LLC	7.350%	11/4/27	12,889	13,438
	Ford Motor Credit Co. LLC	2.900%	2/16/28	7,922	7,166
	Ford Motor Credit Co. LLC	6.800%	5/12/28	8,559	8,822
	Ford Motor Credit Co. LLC	6.798%	11/7/28	30,190	31,212
	Ford Motor Credit Co. LLC	2.900%	2/10/29	5,147	4,540
	Ford Motor Credit Co. LLC	5.800%	3/8/29	18,055	18,004
	Ford Motor Credit Co. LLC	5.113%	5/3/29	54,596	52,779
34

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	7.350%	3/6/30	29,107	30,800
	Ford Motor Credit Co. LLC	7.200%	6/10/30	3,168	3,334
	Ford Motor Credit Co. LLC	4.000%	11/13/30	28,483	25,425
	Ford Motor Credit Co. LLC	6.050%	3/5/31	10,612	10,619
	Ford Motor Credit Co. LLC	3.625%	6/17/31	2,664	2,295
	Ford Motor Credit Co. LLC	7.122%	11/7/33	27,638	29,194
	Ford Motor Credit Co. LLC	6.125%	3/8/34	39,975	39,604
	Fortune Brands Innovations Inc.	3.250%	9/15/29	9,020	8,177
	Fortune Brands Innovations Inc.	4.000%	3/25/32	2,936	2,666
	Fortune Brands Innovations Inc.	5.875%	6/1/33	9,495	9,619
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,140	3,256
	General Motors Co.	6.125%	10/1/25	6,540	6,573
	General Motors Co.	5.000%	10/1/28	4,174	4,135
	General Motors Co.	5.400%	10/15/29	18,287	18,191
	General Motors Co.	5.600%	10/15/32	2,335	2,335
	General Motors Co.	5.000%	4/1/35	20,828	19,483
	General Motors Co.	6.600%	4/1/36	23,700	24,831
	General Motors Co.	5.150%	4/1/38	12,704	11,682
	General Motors Co.	6.250%	10/2/43	31,362	31,236
	General Motors Co.	5.200%	4/1/45	13,517	11,861
	General Motors Co.	6.750%	4/1/46	19,267	20,148
	General Motors Co.	5.400%	4/1/48	13,252	11,869
	General Motors Co.	5.950%	4/1/49	1,623	1,574
	General Motors Financial Co. Inc.	4.300%	7/13/25	35,627	35,149
	General Motors Financial Co. Inc.	1.250%	1/8/26	11,793	11,044
	General Motors Financial Co. Inc.	5.250%	3/1/26	15,808	15,719
	General Motors Financial Co. Inc.	5.400%	4/6/26	14,235	14,204
	General Motors Financial Co. Inc.	1.500%	6/10/26	18,285	16,935
	General Motors Financial Co. Inc.	4.000%	10/6/26	26,272	25,439
	General Motors Financial Co. Inc.	4.350%	1/17/27	26,028	25,350
	General Motors Financial Co. Inc.	5.000%	4/9/27	17,043	16,872
	General Motors Financial Co. Inc.	5.400%	5/8/27	8,075	8,071
	General Motors Financial Co. Inc.	5.350%	7/15/27	13,000	12,966
	General Motors Financial Co. Inc.	2.700%	8/20/27	10,197	9,410
	General Motors Financial Co. Inc.	3.850%	1/5/28	9,126	8,658
	General Motors Financial Co. Inc.	2.400%	4/10/28	18,375	16,481
	General Motors Financial Co. Inc.	5.800%	6/23/28	18,000	18,208
	General Motors Financial Co. Inc.	5.800%	1/7/29	17,622	17,787
	General Motors Financial Co. Inc.	5.650%	1/17/29	11,649	11,708
	General Motors Financial Co. Inc.	4.300%	4/6/29	17,780	16,892
	General Motors Financial Co. Inc.	5.550%	7/15/29	15,860	15,864
	General Motors Financial Co. Inc.	3.600%	6/21/30	13,440	12,071
	General Motors Financial Co. Inc.	2.350%	1/8/31	3,003	2,463
	General Motors Financial Co. Inc.	5.750%	2/8/31	2,930	2,938
	General Motors Financial Co. Inc.	2.700%	6/10/31	13,718	11,355
	General Motors Financial Co. Inc.	5.600%	6/18/31	10,000	9,922
	General Motors Financial Co. Inc.	3.100%	1/12/32	5,966	5,013
	General Motors Financial Co. Inc.	6.400%	1/9/33	13,525	14,031
	General Motors Financial Co. Inc.	6.100%	1/7/34	20,869	21,098
	General Motors Financial Co. Inc.	5.950%	4/4/34	15,620	15,630
	Genuine Parts Co.	1.875%	11/1/30	6,665	5,400
	Genuine Parts Co.	6.875%	11/1/33	7,500	8,236
[4]	George Washington University	4.300%	9/15/44	6,310	5,635
	George Washington University	4.868%	9/15/45	5,069	4,822
[4]	George Washington University	4.126%	9/15/48	11,102	9,430
[4]	Georgetown University	4.315%	4/1/49	4,870	4,216
[4]	Georgetown University	2.943%	4/1/50	8,518	5,715
	Georgetown University	5.115%	4/1/53	3,860	3,805
[4]	Georgetown University	5.215%	10/1/18	3,932	3,617
	GXO Logistics Inc.	1.650%	7/15/26	6,979	6,435
	GXO Logistics Inc.	6.250%	5/6/29	1,645	1,675
	GXO Logistics Inc.	2.650%	7/15/31	8,750	7,109
	GXO Logistics Inc.	6.500%	5/6/34	6,485	6,586
	Harley-Davidson Inc.	3.500%	7/28/25	8,945	8,737
	Harley-Davidson Inc.	4.625%	7/28/45	14,575	11,798
	Hasbro Inc.	3.550%	11/19/26	16,176	15,443
	Hasbro Inc.	3.500%	9/15/27	6,491	6,116
	Hasbro Inc.	3.900%	11/19/29	12,079	11,143
	Hasbro Inc.	6.350%	3/15/40	6,444	6,586
	Hasbro Inc.	5.100%	5/15/44	3,987	3,423
35

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	3.350%	9/15/25	4,173	4,079
[4]	Home Depot Inc.	5.100%	12/24/25	34,275	34,247
	Home Depot Inc.	3.000%	4/1/26	17,741	17,102
	Home Depot Inc.	5.150%	6/25/26	27,485	27,511
	Home Depot Inc.	2.125%	9/15/26	13,409	12,598
	Home Depot Inc.	4.950%	9/30/26	6,740	6,729
	Home Depot Inc.	2.500%	4/15/27	22,699	21,258
	Home Depot Inc.	4.875%	6/25/27	12,000	11,979
	Home Depot Inc.	2.800%	9/14/27	24,506	22,956
	Home Depot Inc.	0.900%	3/15/28	2,758	2,400
	Home Depot Inc.	1.500%	9/15/28	4,913	4,311
	Home Depot Inc.	3.900%	12/6/28	5,763	5,567
	Home Depot Inc.	4.900%	4/15/29	4,905	4,914
	Home Depot Inc.	2.950%	6/15/29	26,788	24,552
	Home Depot Inc.	4.750%	6/25/29	13,750	13,672
	Home Depot Inc.	2.700%	4/15/30	39,467	35,157
	Home Depot Inc.	1.375%	3/15/31	24,232	19,308
	Home Depot Inc.	4.850%	6/25/31	10,900	10,812
	Home Depot Inc.	1.875%	9/15/31	14,863	12,106
	Home Depot Inc.	3.250%	4/15/32	19,707	17,480
	Home Depot Inc.	4.500%	9/15/32	12,934	12,542
	Home Depot Inc.	4.950%	6/25/34	7,000	6,929
	Home Depot Inc.	5.875%	12/16/36	37,357	39,591
	Home Depot Inc.	3.300%	4/15/40	21,026	16,367
	Home Depot Inc.	5.400%	9/15/40	12,967	12,944
	Home Depot Inc.	5.950%	4/1/41	11,086	11,720
	Home Depot Inc.	4.200%	4/1/43	13,727	11,638
	Home Depot Inc.	4.875%	2/15/44	10,251	9,494
	Home Depot Inc.	4.400%	3/15/45	7,529	6,513
	Home Depot Inc.	4.250%	4/1/46	12,073	10,158
	Home Depot Inc.	3.900%	6/15/47	19,862	15,695
	Home Depot Inc.	4.500%	12/6/48	7,638	6,621
	Home Depot Inc.	3.125%	12/15/49	25,425	17,324
	Home Depot Inc.	3.350%	4/15/50	36,407	25,886
	Home Depot Inc.	2.375%	3/15/51	1,520	873
	Home Depot Inc.	2.750%	9/15/51	6,799	4,234
	Home Depot Inc.	3.625%	4/15/52	23,880	17,668
	Home Depot Inc.	4.950%	9/15/52	19,725	18,246
	Home Depot Inc.	5.300%	6/25/54	24,700	24,116
	Home Depot Inc.	3.500%	9/15/56	14,291	10,137
	Home Depot Inc.	5.400%	6/25/64	8,188	7,980
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,488	3,268
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,330	11,691
[4]	Howard University	5.209%	10/1/52	4,440	3,983
	Hyatt Hotels Corp.	4.850%	3/15/26	9,375	9,268
	Hyatt Hotels Corp.	5.750%	1/30/27	5,027	5,072
	Hyatt Hotels Corp.	4.375%	9/15/28	10,688	10,323
	Hyatt Hotels Corp.	5.250%	6/30/29	4,650	4,612
	Hyatt Hotels Corp.	5.750%	4/23/30	11,218	11,397
	Hyatt Hotels Corp.	5.500%	6/30/34	6,000	5,838
	JD.com Inc.	3.875%	4/29/26	6,970	6,786
	JD.com Inc.	3.375%	1/14/30	9,826	8,946
	JD.com Inc.	4.125%	1/14/50	3,885	2,987
[4]	Johns Hopkins University	4.705%	7/1/32	4,935	4,847
[4]	Johns Hopkins University	4.083%	7/1/53	5,514	4,662
[4]	Johns Hopkins University	2.813%	1/1/60	8,237	5,201
	Las Vegas Sands Corp.	5.900%	6/1/27	17,145	17,232
	Las Vegas Sands Corp.	6.000%	8/15/29	11,500	11,587
	Las Vegas Sands Corp.	6.200%	8/15/34	7,000	7,045
	Lear Corp.	3.800%	9/15/27	3,346	3,195
	Lear Corp.	4.250%	5/15/29	9,974	9,502
	Lear Corp.	3.500%	5/30/30	7,500	6,764
	Lear Corp.	2.600%	1/15/32	3,440	2,815
	Lear Corp.	5.250%	5/15/49	8,046	7,139
	Lear Corp.	3.550%	1/15/52	2,075	1,418
	Leggett & Platt Inc.	3.500%	11/15/27	14,485	13,278
	Leggett & Platt Inc.	4.400%	3/15/29	6,480	5,924
	Leggett & Platt Inc.	3.500%	11/15/51	7,975	5,204
	Leland Stanford Junior University	1.289%	6/1/27	4,868	4,402
	Leland Stanford Junior University	3.647%	5/1/48	15,666	12,614
36

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Leland Stanford Junior University	2.413%	6/1/50	5,971	3,731
	Lennar Corp.	5.250%	6/1/26	19,065	19,013
	Lennar Corp.	4.750%	11/29/27	18,349	18,092
	Lowe's Cos. Inc.	4.400%	9/8/25	4,800	4,738
	Lowe's Cos. Inc.	3.375%	9/15/25	18,495	18,045
	Lowe's Cos. Inc.	4.800%	4/1/26	11,318	11,225
	Lowe's Cos. Inc.	2.500%	4/15/26	23,726	22,601
	Lowe's Cos. Inc.	3.350%	4/1/27	9,881	9,432
	Lowe's Cos. Inc.	3.100%	5/3/27	17,615	16,678
	Lowe's Cos. Inc.	1.300%	4/15/28	9,594	8,371
	Lowe's Cos. Inc.	1.700%	9/15/28	12,369	10,809
	Lowe's Cos. Inc.	6.500%	3/15/29	3,440	3,669
	Lowe's Cos. Inc.	3.650%	4/5/29	21,884	20,594
	Lowe's Cos. Inc.	4.500%	4/15/30	9,134	8,866
	Lowe's Cos. Inc.	1.700%	10/15/30	16,010	13,070
	Lowe's Cos. Inc.	2.625%	4/1/31	31,219	26,653
	Lowe's Cos. Inc.	3.750%	4/1/32	31,295	28,409
	Lowe's Cos. Inc.	5.000%	4/15/33	15,540	15,301
	Lowe's Cos. Inc.	5.150%	7/1/33	3,130	3,114
	Lowe's Cos. Inc.	5.000%	4/15/40	10,043	9,372
	Lowe's Cos. Inc.	2.800%	9/15/41	10,492	7,195
	Lowe's Cos. Inc.	3.700%	4/15/46	16,638	12,218
	Lowe's Cos. Inc.	4.050%	5/3/47	16,737	12,925
	Lowe's Cos. Inc.	4.550%	4/5/49	17,044	14,115
	Lowe's Cos. Inc.	5.125%	4/15/50	7,385	6,691
	Lowe's Cos. Inc.	3.000%	10/15/50	15,597	9,764
	Lowe's Cos. Inc.	3.500%	4/1/51	6,340	4,339
	Lowe's Cos. Inc.	4.250%	4/1/52	25,524	20,065
	Lowe's Cos. Inc.	5.625%	4/15/53	8,087	7,831
	Lowe's Cos. Inc.	5.750%	7/1/53	2,395	2,361
	Lowe's Cos. Inc.	4.450%	4/1/62	6,920	5,386
	Lowe's Cos. Inc.	5.800%	9/15/62	18,873	18,335
	Lowe's Cos. Inc.	5.850%	4/1/63	9,785	9,548
	Magna International Inc.	4.150%	10/1/25	5,144	5,061
	Magna International Inc.	5.050%	3/14/29	10,000	9,985
	Magna International Inc.	2.450%	6/15/30	7,489	6,460
	Magna International Inc.	5.500%	3/21/33	6,500	6,611
	Marriott International Inc.	3.750%	10/1/25	7,406	7,250
[4]	Marriott International Inc.	3.125%	6/15/26	10,843	10,406
	Marriott International Inc.	5.000%	10/15/27	8,070	8,048
[4]	Marriott International Inc.	4.000%	4/15/28	11,085	10,642
	Marriott International Inc.	5.550%	10/15/28	10,000	10,133
[4]	Marriott International Inc.	4.650%	12/1/28	4,245	4,157
	Marriott International Inc.	4.875%	5/15/29	8,080	7,978
[4]	Marriott International Inc.	4.625%	6/15/30	15,465	15,007
[4]	Marriott International Inc.	2.850%	4/15/31	11,983	10,259
[4]	Marriott International Inc.	3.500%	10/15/32	10,050	8,724
[4]	Marriott International Inc.	2.750%	10/15/33	8,640	6,976
	Marriott International Inc.	5.300%	5/15/34	13,030	12,788
	Masco Corp.	3.500%	11/15/27	7,402	6,994
	Masco Corp.	1.500%	2/15/28	8,005	7,017
	Masco Corp.	2.000%	10/1/30	4,081	3,359
	Masco Corp.	2.000%	2/15/31	7,003	5,707
	Masco Corp.	4.500%	5/15/47	7,220	5,975
	Masco Corp.	3.125%	2/15/51	3,284	2,128
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	7,088	6,462
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	7,845	5,508
[4]	Massachusetts Institute of Technology	2.294%	7/1/51	4,217	2,530
	Massachusetts Institute of Technology	3.067%	4/1/52	7,225	5,132
	Massachusetts Institute of Technology	5.600%	7/1/11	10,296	10,884
	Massachusetts Institute of Technology	4.678%	7/1/14	6,956	6,163
	Massachusetts Institute of Technology	3.885%	7/1/16	6,715	4,944
	Mattel Inc.	5.450%	11/1/41	4,100	3,672
[4]	McDonald's Corp.	3.300%	7/1/25	6,508	6,375
[4]	McDonald's Corp.	1.450%	9/1/25	4,915	4,703
[4]	McDonald's Corp.	3.700%	1/30/26	15,262	14,915
[4]	McDonald's Corp.	3.500%	3/1/27	16,044	15,401
[4]	McDonald's Corp.	3.500%	7/1/27	8,188	7,846
[4]	McDonald's Corp.	3.800%	4/1/28	26,425	25,372
	McDonald's Corp.	4.800%	8/14/28	12,975	12,896
37

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	McDonald's Corp.	5.000%	5/17/29	6,400	6,395
[4]	McDonald's Corp.	2.625%	9/1/29	18,201	16,310
[4]	McDonald's Corp.	2.125%	3/1/30	9,247	7,941
[4]	McDonald's Corp.	3.600%	7/1/30	9,126	8,460
	McDonald's Corp.	4.950%	8/14/33	4,105	4,042
[4]	McDonald's Corp.	5.200%	5/17/34	9,815	9,845
[4]	McDonald's Corp.	4.700%	12/9/35	14,855	14,108
[4]	McDonald's Corp.	6.300%	10/15/37	6,211	6,655
[4]	McDonald's Corp.	6.300%	3/1/38	10,924	11,715
[4]	McDonald's Corp.	5.700%	2/1/39	15,200	15,537
[4]	McDonald's Corp.	4.875%	7/15/40	2,371	2,186
[4]	McDonald's Corp.	3.700%	2/15/42	7,824	6,131
[4]	McDonald's Corp.	3.625%	5/1/43	4,634	3,539
[4]	McDonald's Corp.	4.600%	5/26/45	7,738	6,695
[4]	McDonald's Corp.	4.875%	12/9/45	25,584	22,991
[4]	McDonald's Corp.	4.450%	3/1/47	14,602	12,257
[4]	McDonald's Corp.	4.450%	9/1/48	3,901	3,277
[4]	McDonald's Corp.	3.625%	9/1/49	17,283	12,537
[4]	McDonald's Corp.	4.200%	4/1/50	13,270	10,586
[4]	McDonald's Corp.	5.150%	9/9/52	10,205	9,420
	McDonald's Corp.	5.450%	8/14/53	5,035	4,865
	MDC Holdings Inc.	6.000%	1/15/43	9,371	9,851
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	10,630	12,640
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,574
	Mohawk Industries Inc.	5.850%	9/18/28	5,312	5,420
	Mohawk Industries Inc.	3.625%	5/15/30	6,540	5,993
	NIKE Inc.	2.375%	11/1/26	14,002	13,199
	NIKE Inc.	2.750%	3/27/27	7,945	7,524
	NIKE Inc.	2.850%	3/27/30	16,258	14,631
	NIKE Inc.	3.250%	3/27/40	13,202	10,296
	NIKE Inc.	3.625%	5/1/43	6,957	5,498
	NIKE Inc.	3.875%	11/1/45	5,393	4,328
	NIKE Inc.	3.375%	11/1/46	6,660	4,906
	NIKE Inc.	3.375%	3/27/50	21,049	15,157
[4]	Northeastern University	2.894%	10/1/50	4,075	2,760
[4]	Northwestern University	4.643%	12/1/44	13,101	12,407
[4]	Northwestern University	2.640%	12/1/50	5,813	3,816
[4]	Northwestern University	3.662%	12/1/57	7,267	5,513
	NVR Inc.	3.000%	5/15/30	11,700	10,367
	O'Reilly Automotive Inc.	3.550%	3/15/26	5,851	5,670
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,275	3,306
	O'Reilly Automotive Inc.	3.600%	9/1/27	21,654	20,633
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,753	4,624
	O'Reilly Automotive Inc.	3.900%	6/1/29	15,150	14,326
	O'Reilly Automotive Inc.	4.200%	4/1/30	8,131	7,747
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,575	3,690
	O'Reilly Automotive Inc.	4.700%	6/15/32	10,000	9,655
	Owens Corning	3.400%	8/15/26	5,350	5,128
	Owens Corning	5.500%	6/15/27	2,725	2,750
	Owens Corning	3.950%	8/15/29	5,850	5,527
	Owens Corning	3.875%	6/1/30	5,000	4,656
	Owens Corning	5.700%	6/15/34	10,310	10,408
	Owens Corning	7.000%	12/1/36	859	953
	Owens Corning	4.300%	7/15/47	9,025	7,251
	Owens Corning	4.400%	1/30/48	5,205	4,198
	Owens Corning	5.950%	6/15/54	10,930	11,004
[4]	President & Fellows of Harvard College	4.609%	2/15/35	9,415	9,215
[7]	President & Fellows of Harvard College	6.500%	1/15/39	100	115
	President & Fellows of Harvard College	4.875%	10/15/40	6,312	6,148
	President & Fellows of Harvard College	3.150%	7/15/46	11,237	8,280
	President & Fellows of Harvard College	2.517%	10/15/50	11,200	7,069
	President & Fellows of Harvard College	3.745%	11/15/52	6,583	5,295
	President & Fellows of Harvard College	3.300%	7/15/56	6,579	4,721
	PulteGroup Inc.	5.000%	1/15/27	8,717	8,651
	PulteGroup Inc.	7.875%	6/15/32	806	922
	PulteGroup Inc.	6.375%	5/15/33	7,501	7,882
	PulteGroup Inc.	6.000%	2/15/35	5,232	5,377
	Ralph Lauren Corp.	3.750%	9/15/25	5,406	5,297
	Ralph Lauren Corp.	2.950%	6/15/30	10,967	9,790
[4]	Rockefeller Foundation	2.492%	10/1/50	15,814	9,805
38

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ross Stores Inc.	1.875%	4/15/31	8,000	6,547
	Sands China Ltd.	5.125%	8/8/25	23,021	22,833
	Sands China Ltd.	4.050%	1/8/26	10,560	10,219
	Sands China Ltd.	2.300%	3/8/27	9,179	8,368
	Sands China Ltd.	5.400%	8/8/28	26,310	25,760
	Sands China Ltd.	2.850%	3/8/29	8,365	7,321
	Sands China Ltd.	4.375%	6/18/30	9,060	8,341
	Sands China Ltd.	3.250%	8/8/31	7,805	6,554
	Snap-on Inc.	3.250%	3/1/27	2,907	2,790
	Snap-on Inc.	4.100%	3/1/48	5,204	4,257
	Snap-on Inc.	3.100%	5/1/50	8,066	5,495
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,741	9,437
	Stanley Black & Decker Inc.	4.250%	11/15/28	2,648	2,554
	Stanley Black & Decker Inc.	2.300%	3/15/30	23,640	20,129
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,725	7,207
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,560	5,541
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,515	1,440
	Starbucks Corp.	3.800%	8/15/25	28,790	28,305
	Starbucks Corp.	4.750%	2/15/26	4,085	4,057
	Starbucks Corp.	2.450%	6/15/26	19,175	18,217
	Starbucks Corp.	2.000%	3/12/27	5,155	4,757
	Starbucks Corp.	3.500%	3/1/28	4,541	4,307
	Starbucks Corp.	4.000%	11/15/28	5,953	5,735
	Starbucks Corp.	3.550%	8/15/29	4,006	3,752
	Starbucks Corp.	2.250%	3/12/30	13,844	11,923
	Starbucks Corp.	2.550%	11/15/30	23,441	20,211
	Starbucks Corp.	4.900%	2/15/31	5,600	5,541
	Starbucks Corp.	4.800%	2/15/33	6,030	5,878
	Starbucks Corp.	5.000%	2/15/34	5,955	5,819
	Starbucks Corp.	4.300%	6/15/45	7,079	5,822
	Starbucks Corp.	3.750%	12/1/47	8,925	6,624
	Starbucks Corp.	4.500%	11/15/48	15,191	12,678
	Starbucks Corp.	4.450%	8/15/49	10,210	8,405
	Starbucks Corp.	3.350%	3/12/50	8,005	5,458
	Starbucks Corp.	3.500%	11/15/50	19,286	13,573
	Tapestry Inc.	7.050%	11/27/25	2,335	2,374
	Tapestry Inc.	7.000%	11/27/26	2,760	2,837
[4]	Tapestry Inc.	4.125%	7/15/27	2,173	2,083
	Tapestry Inc.	7.350%	11/27/28	13,905	14,427
	Tapestry Inc.	7.700%	11/27/30	13,655	14,255
	Tapestry Inc.	3.050%	3/15/32	5,469	4,408
	Tapestry Inc.	7.850%	11/27/33	15,580	16,391
	Thomas Jefferson University	3.847%	11/1/57	8,740	6,535
	TJX Cos. Inc.	2.250%	9/15/26	22,870	21,544
	TJX Cos. Inc.	1.150%	5/15/28	7,150	6,234
	TJX Cos. Inc.	3.875%	4/15/30	9,105	8,630
	TJX Cos. Inc.	1.600%	5/15/31	5,850	4,713
	TJX Cos. Inc.	4.500%	4/15/50	5,557	4,942
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,628	4,577
	Toll Brothers Finance Corp.	4.350%	2/15/28	10,585	10,218
	Toll Brothers Finance Corp.	3.800%	11/1/29	5,320	4,919
	Toyota Motor Corp.	1.339%	3/25/26	3,122	2,927
	Toyota Motor Corp.	5.275%	7/13/26	7,040	7,063
	Toyota Motor Corp.	5.118%	7/13/28	6,666	6,713
	Toyota Motor Corp.	3.669%	7/20/28	2,413	2,323
	Toyota Motor Corp.	2.760%	7/2/29	5,719	5,232
	Toyota Motor Corp.	5.123%	7/13/33	2,060	2,146
	Toyota Motor Credit Corp.	3.950%	6/30/25	8,750	8,626
	Toyota Motor Credit Corp.	5.600%	9/11/25	8,255	8,286
[4]	Toyota Motor Credit Corp.	0.800%	10/16/25	13,102	12,385
[4]	Toyota Motor Credit Corp.	4.800%	1/5/26	7,705	7,666
[4]	Toyota Motor Credit Corp.	0.800%	1/9/26	9,103	8,530
	Toyota Motor Credit Corp.	5.200%	5/15/26	13,525	13,544
	Toyota Motor Credit Corp.	4.450%	5/18/26	11,305	11,164
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	16,254	15,053
[4]	Toyota Motor Credit Corp.	5.000%	8/14/26	7,250	7,232
	Toyota Motor Credit Corp.	5.400%	11/20/26	11,310	11,388
[4]	Toyota Motor Credit Corp.	3.200%	1/11/27	13,003	12,443
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	7,509	6,946
[4]	Toyota Motor Credit Corp.	5.000%	3/19/27	11,650	11,646
39

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Toyota Motor Credit Corp.	1.150%	8/13/27	8,654	7,717
[4]	Toyota Motor Credit Corp.	4.550%	9/20/27	6,811	6,726
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,055	6,142
[4]	Toyota Motor Credit Corp.	3.050%	1/11/28	9,429	8,853
[4]	Toyota Motor Credit Corp.	1.900%	4/6/28	9,183	8,241
[4]	Toyota Motor Credit Corp.	5.250%	9/11/28	10,000	10,115
[4]	Toyota Motor Credit Corp.	4.650%	1/5/29	7,825	7,729
	Toyota Motor Credit Corp.	3.650%	1/8/29	10,944	10,391
	Toyota Motor Credit Corp.	5.050%	5/16/29	6,600	6,622
[4]	Toyota Motor Credit Corp.	4.450%	6/29/29	7,517	7,370
[4]	Toyota Motor Credit Corp.	2.150%	2/13/30	15,163	13,087
[4]	Toyota Motor Credit Corp.	3.375%	4/1/30	12,468	11,471
[4]	Toyota Motor Credit Corp.	4.550%	5/17/30	22,548	22,031
	Toyota Motor Credit Corp.	5.550%	11/20/30	12,260	12,594
[4]	Toyota Motor Credit Corp.	1.650%	1/10/31	7,990	6,487
	Toyota Motor Credit Corp.	5.100%	3/21/31	21,465	21,460
	Toyota Motor Credit Corp.	1.900%	9/12/31	21,224	17,225
[4]	Toyota Motor Credit Corp.	2.400%	1/13/32	3,210	2,687
	Toyota Motor Credit Corp.	4.700%	1/12/33	5,895	5,731
[4]	Toyota Motor Credit Corp.	4.800%	1/5/34	13,703	13,307
	Tractor Supply Co.	1.750%	11/1/30	6,905	5,594
	Tractor Supply Co.	5.250%	5/15/33	11,105	11,020
[4]	Trustees of Boston College	3.129%	7/1/52	5,383	3,786
[4]	Trustees of Boston University	4.061%	10/1/48	6,842	5,799
	Trustees of Princeton University	5.700%	3/1/39	9,875	10,520
[4]	Trustees of Princeton University	2.516%	7/1/50	6,565	4,242
	Trustees of Princeton University	4.201%	3/1/52	9,775	8,599
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	6,225	3,780
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,392	3,858
	Trustees of the University of Pennsylvania	3.610%	2/15/19	3,709	2,528
[4]	University of Chicago	2.761%	4/1/45	4,563	3,480
[4]	University of Chicago	2.547%	4/1/50	10,859	7,110
[4]	University of Chicago	4.003%	10/1/53	9,764	7,977
[4]	University of Miami	4.063%	4/1/52	7,660	6,165
[4]	University of Notre Dame du Lac	3.438%	2/15/45	16,469	12,917
[4]	University of Notre Dame du Lac	3.394%	2/15/48	11,719	9,036
[4]	University of Southern California	3.028%	10/1/39	9,120	7,297
[4]	University of Southern California	3.841%	10/1/47	16,380	13,465
	University of Southern California	2.805%	10/1/50	5,502	3,644
[4]	University of Southern California	2.945%	10/1/51	7,395	5,004
	University of Southern California	4.976%	10/1/53	6,490	6,288
	University of Southern California	5.250%	10/1/11	2,868	2,795
[4]	University of Southern California	3.226%	10/1/20	2,189	1,306
	VF Corp.	2.800%	4/23/27	5,190	4,739
	VF Corp.	2.950%	4/23/30	9,751	8,096
[4]	Washington University	3.524%	4/15/54	10,123	7,753
	Washington University	4.349%	4/15/22	5,335	4,317
	Whirlpool Corp.	4.750%	2/26/29	20,570	20,242
	Whirlpool Corp.	2.400%	5/15/31	2,287	1,882
	Whirlpool Corp.	4.700%	5/14/32	2,710	2,578
	Whirlpool Corp.	5.500%	3/1/33	4,050	3,993
	Whirlpool Corp.	4.500%	6/1/46	6,372	5,103
	Whirlpool Corp.	4.600%	5/15/50	5,660	4,510
[4]	William Marsh Rice University	3.574%	5/15/45	11,243	9,097
[4]	William Marsh Rice University	3.774%	5/15/55	4,380	3,511
[4]	Yale University	1.482%	4/15/30	10,967	9,162
[4]	Yale University	2.402%	4/15/50	10,704	6,662
					5,658,601
Consumer Staples (1.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,178	4,472
	Altria Group Inc.	4.400%	2/14/26	21,841	21,488
	Altria Group Inc.	2.625%	9/16/26	15,294	14,411
	Altria Group Inc.	4.800%	2/14/29	19,101	18,787
	Altria Group Inc.	3.400%	5/6/30	6,606	5,973
	Altria Group Inc.	2.450%	2/4/32	20,761	16,779
	Altria Group Inc.	5.800%	2/14/39	17,177	17,164
	Altria Group Inc.	3.400%	2/4/41	37,090	26,699
	Altria Group Inc.	4.250%	8/9/42	12,139	9,650
	Altria Group Inc.	4.500%	5/2/43	19,445	15,977
40

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	5.375%	1/31/44	5,226	4,897
	Altria Group Inc.	3.875%	9/16/46	32,233	23,220
	Altria Group Inc.	5.950%	2/14/49	25,538	25,050
	Altria Group Inc.	4.450%	5/6/50	15,020	11,528
	Altria Group Inc.	3.700%	2/4/51	14,810	9,975
	Altria Group Inc.	6.200%	2/14/59	3,245	3,237
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	83,567	79,629
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	162,076	149,255
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	26,167	24,801
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	22,327	19,885
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	37,514	34,319
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	66,483	66,094
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	22,128	20,556
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	7,010	7,040
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	12,695	12,599
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	2,987	3,132
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	29,173	26,554
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	9,259	11,773
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	19,425	19,693
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	4,281	5,413
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	9,241	8,151
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	13,241	12,413
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	10,294	9,105
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	27,428	23,478
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	28,990	29,206
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,750	5,092
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	19,763	20,574
	Archer-Daniels-Midland Co.	2.500%	8/11/26	16,698	15,825
	Archer-Daniels-Midland Co.	3.250%	3/27/30	11,172	10,173
	Archer-Daniels-Midland Co.	2.900%	3/1/32	18,647	15,947
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,472	3,698
	Archer-Daniels-Midland Co.	4.500%	8/15/33	1,223	1,161
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,558	2,587
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,240	3,949
	Archer-Daniels-Midland Co.	4.500%	3/15/49	7,680	6,530
	Archer-Daniels-Midland Co.	2.700%	9/15/51	8,385	5,140
	Avery Dennison Corp.	4.875%	12/6/28	8,039	7,921
	Avery Dennison Corp.	2.650%	4/30/30	10,169	8,843
	Avery Dennison Corp.	5.750%	3/15/33	7,600	7,778
	BAT Capital Corp.	2.789%	9/6/24	14,965	14,872
	BAT Capital Corp.	3.215%	9/6/26	20,281	19,357
	BAT Capital Corp.	4.700%	4/2/27	14,582	14,355
	BAT Capital Corp.	3.557%	8/15/27	13,491	12,811
	BAT Capital Corp.	2.259%	3/25/28	30,425	27,255
	BAT Capital Corp.	3.462%	9/6/29	9,205	8,387
	BAT Capital Corp.	4.906%	4/2/30	19,773	19,273
	BAT Capital Corp.	6.343%	8/2/30	6,990	7,300
	BAT Capital Corp.	5.834%	2/20/31	12,695	12,868
	BAT Capital Corp.	2.726%	3/25/31	18,415	15,547
	BAT Capital Corp.	4.742%	3/16/32	10,780	10,226
	BAT Capital Corp.	7.750%	10/19/32	9,515	10,694
	BAT Capital Corp.	6.421%	8/2/33	18,830	19,672
	BAT Capital Corp.	6.000%	2/20/34	11,274	11,396
	BAT Capital Corp.	4.390%	8/15/37	32,443	27,372
	BAT Capital Corp.	7.079%	8/2/43	9,090	9,598
	BAT Capital Corp.	4.540%	8/15/47	17,792	13,670
	BAT Capital Corp.	4.758%	9/6/49	7,061	5,558
	BAT Capital Corp.	5.282%	4/2/50	11,726	9,907
	BAT Capital Corp.	5.650%	3/16/52	5,160	4,609
	BAT Capital Corp.	7.081%	8/2/53	11,925	12,692
	BAT International Finance plc	1.668%	3/25/26	26,092	24,454
	BAT International Finance plc	4.448%	3/16/28	10,031	9,710
	BAT International Finance plc	5.931%	2/2/29	12,943	13,246
	Brown-Forman Corp.	4.750%	4/15/33	13,185	12,906
	Brown-Forman Corp.	4.000%	4/15/38	1,890	1,647
	Brown-Forman Corp.	4.500%	7/15/45	6,127	5,378
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	7,853	7,513
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	11,802	11,295
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,666	7,321
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,867	11,020
41

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Campbell Soup Co.	5.300%	3/20/26	5,664	5,651
	Campbell Soup Co.	5.200%	3/19/27	7,210	7,220
	Campbell Soup Co.	4.150%	3/15/28	21,969	21,280
	Campbell Soup Co.	5.200%	3/21/29	7,675	7,685
	Campbell Soup Co.	2.375%	4/24/30	6,980	6,013
	Campbell Soup Co.	5.400%	3/21/34	11,133	11,066
	Campbell Soup Co.	3.125%	4/24/50	7,256	4,717
	Church & Dwight Co. Inc.	3.150%	8/1/27	5,491	5,212
	Church & Dwight Co. Inc.	3.950%	8/1/47	4,764	3,747
	Church & Dwight Co. Inc.	5.000%	6/15/52	9,125	8,473
	Clorox Co.	3.100%	10/1/27	7,437	6,993
	Clorox Co.	3.900%	5/15/28	6,550	6,294
	Clorox Co.	1.800%	5/15/30	8,681	7,242
	Coca-Cola Co.	3.375%	3/25/27	3,968	3,832
	Coca-Cola Co.	2.900%	5/25/27	10,981	10,416
	Coca-Cola Co.	1.450%	6/1/27	14,013	12,806
	Coca-Cola Co.	1.500%	3/5/28	12,135	10,851
	Coca-Cola Co.	1.000%	3/15/28	14,684	12,886
	Coca-Cola Co.	2.125%	9/6/29	9,602	8,454
	Coca-Cola Co.	3.450%	3/25/30	10,702	10,007
	Coca-Cola Co.	1.650%	6/1/30	29,892	25,061
	Coca-Cola Co.	2.000%	3/5/31	6,176	5,173
	Coca-Cola Co.	1.375%	3/15/31	19,644	15,773
	Coca-Cola Co.	2.250%	1/5/32	10,742	9,049
	Coca-Cola Co.	5.000%	5/13/34	8,145	8,172
	Coca-Cola Co.	4.125%	3/25/40	1,670	1,459
	Coca-Cola Co.	2.500%	6/1/40	23,945	16,798
	Coca-Cola Co.	2.875%	5/5/41	10,335	7,592
	Coca-Cola Co.	4.200%	3/25/50	10,660	9,118
	Coca-Cola Co.	2.600%	6/1/50	19,963	12,405
	Coca-Cola Co.	2.500%	3/15/51	26,353	15,980
	Coca-Cola Co.	5.300%	5/13/54	7,300	7,251
	Coca-Cola Co.	2.750%	6/1/60	3,506	2,123
	Coca-Cola Co.	5.400%	5/13/64	9,775	9,688
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,575	8,384
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	9,045	9,083
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	3,986	4,022
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	11,232	9,962
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	9,299	7,204
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	11,500	11,273
	Colgate-Palmolive Co.	3.100%	8/15/25	7,835	7,662
	Colgate-Palmolive Co.	3.100%	8/15/27	7,375	7,023
	Colgate-Palmolive Co.	4.600%	3/1/28	6,999	6,991
	Colgate-Palmolive Co.	3.250%	8/15/32	11,695	10,451
	Colgate-Palmolive Co.	4.600%	3/1/33	8,310	8,159
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	6,272	5,248
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	6,459	5,112
	Conagra Brands Inc.	4.600%	11/1/25	15,345	15,161
	Conagra Brands Inc.	5.300%	10/1/26	8,384	8,375
	Conagra Brands Inc.	1.375%	11/1/27	14,634	12,891
	Conagra Brands Inc.	7.000%	10/1/28	2,844	3,024
	Conagra Brands Inc.	4.850%	11/1/28	7,571	7,442
	Conagra Brands Inc.	8.250%	9/15/30	5,022	5,766
	Conagra Brands Inc.	5.300%	11/1/38	7,235	6,811
	Conagra Brands Inc.	5.400%	11/1/48	2,788	2,567
[4]	Conopco Inc.	7.250%	12/15/26	790	832
	Constellation Brands Inc.	4.400%	11/15/25	15,724	15,512
	Constellation Brands Inc.	4.750%	12/1/25	10,949	10,832
	Constellation Brands Inc.	3.700%	12/6/26	11,943	11,534
	Constellation Brands Inc.	3.500%	5/9/27	10,905	10,410
	Constellation Brands Inc.	3.600%	2/15/28	14,415	13,661
	Constellation Brands Inc.	4.650%	11/15/28	7,097	6,944
	Constellation Brands Inc.	4.800%	1/15/29	7,500	7,397
	Constellation Brands Inc.	3.150%	8/1/29	16,856	15,292
	Constellation Brands Inc.	2.875%	5/1/30	3,403	3,004
	Constellation Brands Inc.	2.250%	8/1/31	14,207	11,661
	Constellation Brands Inc.	4.750%	5/9/32	4,866	4,679
	Constellation Brands Inc.	4.900%	5/1/33	10,465	10,101
	Constellation Brands Inc.	4.500%	5/9/47	15,723	13,128
	Constellation Brands Inc.	4.100%	2/15/48	9,975	7,859
42

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Constellation Brands Inc.	5.250%	11/15/48	4,551	4,238
Costco Wholesale Corp.	3.000%	5/18/27	20,724	19,820
Costco Wholesale Corp.	1.375%	6/20/27	50,445	45,833
Costco Wholesale Corp.	1.600%	4/20/30	45,010	37,818
Costco Wholesale Corp.	1.750%	4/20/32	23,314	18,717
Delhaize America LLC	9.000%	4/15/31	3,805	4,486
Diageo Capital plc	1.375%	9/29/25	13,010	12,383
Diageo Capital plc	5.200%	10/24/25	7,838	7,825
Diageo Capital plc	5.300%	10/24/27	6,630	6,687
Diageo Capital plc	3.875%	5/18/28	4,651	4,478
Diageo Capital plc	2.375%	10/24/29	8,275	7,310
Diageo Capital plc	2.000%	4/29/30	13,459	11,474
Diageo Capital plc	2.125%	4/29/32	18,179	14,747
Diageo Capital plc	5.500%	1/24/33	8,230	8,456
Diageo Capital plc	5.625%	10/5/33	2,369	2,460
Diageo Capital plc	5.875%	9/30/36	4,328	4,554
Diageo Capital plc	3.875%	4/29/43	9,581	7,853
Diageo Investment Corp.	7.450%	4/15/35	2,877	3,362
Diageo Investment Corp.	4.250%	5/11/42	5,602	4,888
Dollar General Corp.	4.150%	11/1/25	7,953	7,801
Dollar General Corp.	3.875%	4/15/27	9,642	9,268
Dollar General Corp.	4.625%	11/1/27	4,170	4,078
Dollar General Corp.	4.125%	5/1/28	8,362	8,050
Dollar General Corp.	5.200%	7/5/28	5,070	5,058
Dollar General Corp.	3.500%	4/3/30	12,316	11,249
Dollar General Corp.	5.000%	11/1/32	6,410	6,247
Dollar General Corp.	5.450%	7/5/33	13,973	13,894
Dollar General Corp.	4.125%	4/3/50	12,795	9,706
Dollar Tree Inc.	4.200%	5/15/28	17,621	16,919
Dollar Tree Inc.	3.375%	12/1/51	5,291	3,444
Estee Lauder Cos. Inc.	3.150%	3/15/27	9,234	8,817
Estee Lauder Cos. Inc.	4.375%	5/15/28	5,329	5,220
Estee Lauder Cos. Inc.	2.375%	12/1/29	13,554	11,889
Estee Lauder Cos. Inc.	2.600%	4/15/30	14,151	12,409
Estee Lauder Cos. Inc.	1.950%	3/15/31	12,574	10,333
Estee Lauder Cos. Inc.	4.650%	5/15/33	8,913	8,606
Estee Lauder Cos. Inc.	6.000%	5/15/37	5,377	5,707
Estee Lauder Cos. Inc.	4.375%	6/15/45	5,831	4,948
Estee Lauder Cos. Inc.	4.150%	3/15/47	3,662	2,985
Estee Lauder Cos. Inc.	3.125%	12/1/49	8,852	5,912
Estee Lauder Cos. Inc.	5.150%	5/15/53	9,181	8,601
Flowers Foods Inc.	3.500%	10/1/26	5,487	5,266
Flowers Foods Inc.	2.400%	3/15/31	6,435	5,353
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2	1
General Mills Inc.	4.700%	1/30/27	3,140	3,101
General Mills Inc.	3.200%	2/10/27	14,829	14,127
General Mills Inc.	4.200%	4/17/28	26,375	25,544
General Mills Inc.	2.875%	4/15/30	8,441	7,483
General Mills Inc.	2.250%	10/14/31	5,603	4,604
General Mills Inc.	4.950%	3/29/33	11,005	10,720
General Mills Inc.	3.000%	2/1/51	7,950	5,078
Haleon US Capital LLC	3.375%	3/24/27	25,549	24,382
Haleon US Capital LLC	3.375%	3/24/29	12,874	11,954
Haleon US Capital LLC	3.625%	3/24/32	28,730	25,721
Haleon US Capital LLC	4.000%	3/24/52	12,292	9,746
Hershey Co.	3.200%	8/21/25	7,535	7,372
Hershey Co.	2.300%	8/15/26	10,427	9,844
Hershey Co.	4.250%	5/4/28	3,485	3,428
Hershey Co.	2.450%	11/15/29	4,904	4,355
Hershey Co.	1.700%	6/1/30	3,623	3,030
Hershey Co.	4.500%	5/4/33	2,851	2,771
Hershey Co.	3.375%	8/15/46	890	656
Hershey Co.	3.125%	11/15/49	5,651	3,868
Hershey Co.	2.650%	6/1/50	3,286	2,049
Hormel Foods Corp.	4.800%	3/30/27	5,365	5,345
Hormel Foods Corp.	1.700%	6/3/28	8,815	7,829
Hormel Foods Corp.	1.800%	6/11/30	12,948	10,875
Hormel Foods Corp.	3.050%	6/3/51	5,780	3,813
Ingredion Inc.	3.200%	10/1/26	5,860	5,592
Ingredion Inc.	2.900%	6/1/30	11,024	9,719
43

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ingredion Inc.	3.900%	6/1/50	1,410	1,043
	J M Smucker Co.	3.375%	12/15/27	13,570	12,859
	J M Smucker Co.	5.900%	11/15/28	3,785	3,898
	J M Smucker Co.	2.375%	3/15/30	9,815	8,491
	J M Smucker Co.	2.125%	3/15/32	4,075	3,261
	J M Smucker Co.	6.200%	11/15/33	18,905	19,851
	J M Smucker Co.	4.250%	3/15/35	6,529	5,839
	J M Smucker Co.	2.750%	9/15/41	3,952	2,609
	J M Smucker Co.	6.500%	11/15/43	12,390	13,049
	J M Smucker Co.	3.550%	3/15/50	2,651	1,819
	J M Smucker Co.	6.500%	11/15/53	13,682	14,688
	JBS USA Holding Lux Sarl	2.500%	1/15/27	6,055	5,629
	JBS USA Holding Lux Sarl	5.125%	2/1/28	14,468	14,297
	JBS USA Holding Lux Sarl	5.500%	1/15/30	15,670	15,430
	JBS USA Holding Lux Sarl	3.750%	12/1/31	10,253	8,959
	JBS USA Holding Lux Sarl	3.625%	1/15/32	4,730	4,090
	JBS USA Holding Lux Sarl	5.750%	4/1/33	20,655	20,542
[7]	JBS USA Holding Lux Sarl	6.750%	3/15/34	13,968	14,774
	JBS USA Holding Lux Sarl	4.375%	2/2/52	14,631	10,840
	JBS USA Holding Lux Sarl	6.500%	12/1/52	32,649	32,457
[7]	JBS USA Holding Lux Sarl	7.250%	11/15/53	10,720	11,619
	Kellanova	3.250%	4/1/26	10,938	10,551
	Kellanova	3.400%	11/15/27	8,217	7,775
	Kellanova	4.300%	5/15/28	6,833	6,652
	Kellanova	2.100%	6/1/30	2,025	1,713
[4]	Kellanova	7.450%	4/1/31	9,580	10,715
	Kellanova	4.500%	4/1/46	8,535	7,120
	Kellanova	5.750%	5/16/54	3,915	3,912
	Kenvue Inc.	5.350%	3/22/26	10,360	10,386
	Kenvue Inc.	5.050%	3/22/28	12,830	12,897
	Kenvue Inc.	5.000%	3/22/30	11,145	11,184
	Kenvue Inc.	4.900%	3/22/33	22,875	22,618
	Kenvue Inc.	5.100%	3/22/43	10,175	9,817
	Kenvue Inc.	5.050%	3/22/53	19,680	18,553
	Kenvue Inc.	5.200%	3/22/63	10,295	9,724
	Keurig Dr Pepper Inc.	3.400%	11/15/25	9,810	9,547
	Keurig Dr Pepper Inc.	2.550%	9/15/26	10,296	9,713
[4]	Keurig Dr Pepper Inc.	5.100%	3/15/27	7,910	7,912
	Keurig Dr Pepper Inc.	3.430%	6/15/27	9,387	8,949
	Keurig Dr Pepper Inc.	5.050%	3/15/29	7,700	7,689
	Keurig Dr Pepper Inc.	3.950%	4/15/29	17,986	17,103
	Keurig Dr Pepper Inc.	3.200%	5/1/30	24,539	22,120
[4]	Keurig Dr Pepper Inc.	2.250%	3/15/31	10,055	8,366
[4]	Keurig Dr Pepper Inc.	5.200%	3/15/31	9,865	9,844
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,180	10,379
	Keurig Dr Pepper Inc.	5.300%	3/15/34	11,025	10,970
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,829	4,114
	Keurig Dr Pepper Inc.	4.420%	12/15/46	5,482	4,601
	Keurig Dr Pepper Inc.	5.085%	5/25/48	55	51
	Keurig Dr Pepper Inc.	3.800%	5/1/50	12,522	9,319
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,496	3,752
	Keurig Dr Pepper Inc.	4.500%	4/15/52	15,355	12,796
	Kimberly-Clark Corp.	3.050%	8/15/25	4,030	3,936
	Kimberly-Clark Corp.	2.750%	2/15/26	9,532	9,182
	Kimberly-Clark Corp.	1.050%	9/15/27	5,381	4,771
	Kimberly-Clark Corp.	3.950%	11/1/28	5,140	4,959
	Kimberly-Clark Corp.	3.200%	4/25/29	7,118	6,635
	Kimberly-Clark Corp.	3.100%	3/26/30	10,302	9,419
	Kimberly-Clark Corp.	2.000%	11/2/31	10,781	8,949
	Kimberly-Clark Corp.	6.625%	8/1/37	3,163	3,596
	Kimberly-Clark Corp.	5.300%	3/1/41	10,559	10,384
	Kimberly-Clark Corp.	3.200%	7/30/46	6,930	4,922
	Kimberly-Clark Corp.	3.900%	5/4/47	5,295	4,185
	Kimberly-Clark Corp.	2.875%	2/7/50	2,494	1,660
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	3,159	3,171
	Kraft Heinz Foods Co.	3.000%	6/1/26	24,038	23,037
	Kraft Heinz Foods Co.	3.875%	5/15/27	21,357	20,660
	Kraft Heinz Foods Co.	3.750%	4/1/30	5,365	5,010
	Kraft Heinz Foods Co.	5.000%	7/15/35	14,320	13,892
	Kraft Heinz Foods Co.	6.875%	1/26/39	11,372	12,619
44

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kraft Heinz Foods Co.	6.500%	2/9/40	17,980	19,191
	Kraft Heinz Foods Co.	5.000%	6/4/42	19,697	17,809
	Kraft Heinz Foods Co.	5.200%	7/15/45	25,156	23,046
	Kraft Heinz Foods Co.	4.375%	6/1/46	38,056	30,988
	Kraft Heinz Foods Co.	4.875%	10/1/49	30,245	26,385
	Kraft Heinz Foods Co.	5.500%	6/1/50	21,561	20,605
	Kroger Co.	3.500%	2/1/26	15,462	15,009
	Kroger Co.	2.650%	10/15/26	15,953	15,066
	Kroger Co.	3.700%	8/1/27	3,627	3,486
[4]	Kroger Co.	7.700%	6/1/29	5,250	5,788
	Kroger Co.	8.000%	9/15/29	4,085	4,573
	Kroger Co.	2.200%	5/1/30	6,308	5,363
	Kroger Co.	7.500%	4/1/31	5,558	6,234
	Kroger Co.	6.900%	4/15/38	7,498	8,346
	Kroger Co.	5.000%	4/15/42	6,847	6,248
	Kroger Co.	5.150%	8/1/43	4,600	4,217
	Kroger Co.	3.875%	10/15/46	14,215	10,697
	Kroger Co.	4.450%	2/1/47	22,063	18,223
	Kroger Co.	4.650%	1/15/48	6,466	5,481
	McCormick & Co. Inc.	0.900%	2/15/26	6,357	5,920
	McCormick & Co. Inc.	3.400%	8/15/27	10,536	10,010
	McCormick & Co. Inc.	2.500%	4/15/30	8,092	7,016
	McCormick & Co. Inc.	1.850%	2/15/31	5,649	4,586
	McCormick & Co. Inc.	4.950%	4/15/33	5,224	5,096
	McCormick & Co. Inc.	4.200%	8/15/47	5,638	4,665
	Mead Johnson Nutrition Co.	4.125%	11/15/25	16,526	16,243
	Mead Johnson Nutrition Co.	5.900%	11/1/39	7,755	7,919
	Mead Johnson Nutrition Co.	4.600%	6/1/44	6,513	5,637
	Molson Coors Beverage Co.	3.000%	7/15/26	31,690	30,341
	Molson Coors Beverage Co.	5.000%	5/1/42	20,409	18,672
	Molson Coors Beverage Co.	4.200%	7/15/46	20,025	15,990
	Mondelez International Inc.	2.625%	3/17/27	10,625	9,960
	Mondelez International Inc.	4.750%	2/20/29	6,059	5,987
	Mondelez International Inc.	2.750%	4/13/30	11,674	10,347
	Mondelez International Inc.	1.500%	2/4/31	9,620	7,686
	Mondelez International Inc.	3.000%	3/17/32	6,417	5,531
	Mondelez International Inc.	1.875%	10/15/32	9,500	7,464
	Mondelez International Inc.	2.625%	9/4/50	14,989	8,963
	PepsiCo Inc.	3.500%	7/17/25	13,660	13,417
	PepsiCo Inc.	5.250%	11/10/25	6,190	6,209
	PepsiCo Inc.	2.850%	2/24/26	13,089	12,646
	PepsiCo Inc.	2.375%	10/6/26	19,298	18,238
	PepsiCo Inc.	5.125%	11/10/26	5,365	5,389
	PepsiCo Inc.	2.625%	3/19/27	13,081	12,326
	PepsiCo Inc.	3.000%	10/15/27	9,713	9,184
	PepsiCo Inc.	3.600%	2/18/28	8,302	7,982
	PepsiCo Inc.	4.450%	5/15/28	3,935	3,908
	PepsiCo Inc.	2.625%	7/29/29	19,010	17,195
	PepsiCo Inc.	2.750%	3/19/30	38,188	34,199
	PepsiCo Inc.	1.625%	5/1/30	15,711	13,152
	PepsiCo Inc.	1.400%	2/25/31	12,461	10,011
	PepsiCo Inc.	1.950%	10/21/31	6,660	5,484
	PepsiCo Inc.	3.500%	3/19/40	10,760	8,732
	PepsiCo Inc.	2.625%	10/21/41	10,733	7,491
	PepsiCo Inc.	4.000%	3/5/42	8,467	7,225
	PepsiCo Inc.	3.600%	8/13/42	10,469	8,318
	PepsiCo Inc.	4.250%	10/22/44	4,579	3,959
	PepsiCo Inc.	4.450%	4/14/46	15,798	13,951
	PepsiCo Inc.	3.450%	10/6/46	22,918	17,249
	PepsiCo Inc.	4.000%	5/2/47	7,878	6,412
	PepsiCo Inc.	3.375%	7/29/49	7,880	5,701
	PepsiCo Inc.	2.875%	10/15/49	10,069	6,679
	PepsiCo Inc.	3.625%	3/19/50	6,741	5,123
	PepsiCo Inc.	2.750%	10/21/51	7,785	4,937
	PepsiCo Inc.	4.200%	7/18/52	10,188	8,495
	PepsiCo Inc.	4.650%	2/15/53	1,585	1,432
	PepsiCo Inc.	3.875%	3/19/60	4,705	3,664
	Philip Morris International Inc.	3.375%	8/11/25	9,354	9,142
	Philip Morris International Inc.	5.000%	11/17/25	9,967	9,917
	Philip Morris International Inc.	4.875%	2/13/26	9,122	9,054
45

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	2.750%	2/25/26	18,596	17,822
	Philip Morris International Inc.	0.875%	5/1/26	5,876	5,428
	Philip Morris International Inc.	4.750%	2/12/27	10,220	10,139
	Philip Morris International Inc.	3.125%	8/17/27	5,762	5,445
	Philip Morris International Inc.	5.125%	11/17/27	18,820	18,816
	Philip Morris International Inc.	4.875%	2/15/28	18,043	17,893
	Philip Morris International Inc.	3.125%	3/2/28	6,049	5,643
	Philip Morris International Inc.	5.250%	9/7/28	7,940	8,001
	Philip Morris International Inc.	4.875%	2/13/29	10,356	10,239
	Philip Morris International Inc.	3.375%	8/15/29	11,096	10,257
	Philip Morris International Inc.	5.625%	11/17/29	15,190	15,512
	Philip Morris International Inc.	5.125%	2/15/30	12,315	12,271
	Philip Morris International Inc.	2.100%	5/1/30	15,400	13,056
	Philip Morris International Inc.	5.500%	9/7/30	6,592	6,682
	Philip Morris International Inc.	1.750%	11/1/30	11,575	9,433
	Philip Morris International Inc.	5.125%	2/13/31	16,910	16,694
	Philip Morris International Inc.	5.750%	11/17/32	22,029	22,499
	Philip Morris International Inc.	5.375%	2/15/33	29,413	29,215
	Philip Morris International Inc.	5.625%	9/7/33	9,163	9,247
	Philip Morris International Inc.	5.250%	2/13/34	24,232	23,775
	Philip Morris International Inc.	6.375%	5/16/38	13,755	14,787
	Philip Morris International Inc.	4.375%	11/15/41	24,688	20,792
	Philip Morris International Inc.	4.500%	3/20/42	10,203	8,722
	Philip Morris International Inc.	3.875%	8/21/42	17,715	13,820
	Philip Morris International Inc.	4.125%	3/4/43	9,445	7,590
	Philip Morris International Inc.	4.875%	11/15/43	11,312	9,991
	Philip Morris International Inc.	4.250%	11/10/44	8,816	7,133
	Pilgrim's Pride Corp.	4.250%	4/15/31	13,395	12,187
	Pilgrim's Pride Corp.	3.500%	3/1/32	11,753	9,944
	Pilgrim's Pride Corp.	6.250%	7/1/33	15,000	15,233
	Pilgrim's Pride Corp.	6.875%	5/15/34	3,840	4,079
	Procter & Gamble Co.	0.550%	10/29/25	7,800	7,357
	Procter & Gamble Co.	2.700%	2/2/26	19,405	18,734
	Procter & Gamble Co.	2.450%	11/3/26	15,498	14,681
	Procter & Gamble Co.	2.800%	3/25/27	19,692	18,717
	Procter & Gamble Co.	2.850%	8/11/27	3,367	3,182
	Procter & Gamble Co.	4.350%	1/29/29	13,001	12,887
	Procter & Gamble Co.	3.000%	3/25/30	32,777	30,168
	Procter & Gamble Co.	1.200%	10/29/30	21,100	17,181
	Procter & Gamble Co.	4.050%	1/26/33	10,367	9,942
	Procter & Gamble Co.	4.550%	1/29/34	15,555	15,263
	Procter & Gamble Co.	5.550%	3/5/37	2,255	2,385
	Procter & Gamble Co.	3.550%	3/25/40	8,911	7,445
	Procter & Gamble Co.	3.500%	10/25/47	10,537	8,275
	Procter & Gamble Co.	3.600%	3/25/50	6,369	5,033
	Reynolds American Inc.	5.700%	8/15/35	14,187	13,857
	Reynolds American Inc.	7.250%	6/15/37	4,168	4,498
[4]	Reynolds American Inc.	8.125%	5/1/40	2,569	2,911
[4]	Reynolds American Inc.	7.000%	8/4/41	3,375	3,470
	Reynolds American Inc.	6.150%	9/15/43	9,361	9,018
	Reynolds American Inc.	5.850%	8/15/45	34,557	31,956
	Sysco Corp.	3.750%	10/1/25	9,322	9,125
	Sysco Corp.	3.300%	7/15/26	19,916	19,148
	Sysco Corp.	3.250%	7/15/27	22,277	21,099
	Sysco Corp.	5.750%	1/17/29	6,500	6,656
	Sysco Corp.	2.400%	2/15/30	3,950	3,422
	Sysco Corp.	5.950%	4/1/30	12,260	12,755
	Sysco Corp.	2.450%	12/14/31	6,100	5,038
	Sysco Corp.	6.000%	1/17/34	3,055	3,205
	Sysco Corp.	6.600%	4/1/40	14,518	15,708
	Sysco Corp.	4.850%	10/1/45	8,855	7,842
	Sysco Corp.	4.500%	4/1/46	4,514	3,798
	Sysco Corp.	4.450%	3/15/48	8,421	6,999
	Sysco Corp.	3.300%	2/15/50	8,545	5,848
	Sysco Corp.	6.600%	4/1/50	18,119	20,179
	Sysco Corp.	3.150%	12/14/51	9,432	6,177
	Target Corp.	2.500%	4/15/26	11,260	10,786
	Target Corp.	1.950%	1/15/27	6,235	5,804
	Target Corp.	3.375%	4/15/29	15,171	14,266
	Target Corp.	2.350%	2/15/30	9,699	8,505
46

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	2.650%	9/15/30	11,438	10,134
	Target Corp.	4.500%	9/15/32	10,085	9,716
	Target Corp.	4.400%	1/15/33	5,120	4,916
	Target Corp.	6.500%	10/15/37	6,027	6,669
	Target Corp.	7.000%	1/15/38	10,122	11,815
	Target Corp.	4.000%	7/1/42	3,168	2,668
	Target Corp.	3.625%	4/15/46	10,285	7,877
	Target Corp.	3.900%	11/15/47	2,380	1,885
	Target Corp.	2.950%	1/15/52	15,535	10,018
	Target Corp.	4.800%	1/15/53	3,210	2,913
	Tyson Foods Inc.	4.000%	3/1/26	14,031	13,702
	Tyson Foods Inc.	3.550%	6/2/27	17,317	16,556
	Tyson Foods Inc.	4.350%	3/1/29	17,878	17,172
	Tyson Foods Inc.	5.400%	3/15/29	2,350	2,355
	Tyson Foods Inc.	5.700%	3/15/34	1,210	1,205
	Tyson Foods Inc.	5.150%	8/15/44	14,462	12,656
	Tyson Foods Inc.	4.550%	6/2/47	2,495	2,005
	Tyson Foods Inc.	5.100%	9/28/48	9,107	7,943
	Unilever Capital Corp.	3.100%	7/30/25	9,972	9,762
	Unilever Capital Corp.	2.000%	7/28/26	11,460	10,771
	Unilever Capital Corp.	2.900%	5/5/27	6,275	5,949
	Unilever Capital Corp.	3.500%	3/22/28	3,104	2,962
	Unilever Capital Corp.	4.875%	9/8/28	8,175	8,180
	Unilever Capital Corp.	2.125%	9/6/29	19,710	17,317
	Unilever Capital Corp.	1.375%	9/14/30	4,842	3,944
	Unilever Capital Corp.	1.750%	8/12/31	7,335	5,956
	Unilever Capital Corp.	5.900%	11/15/32	9,624	10,225
	Unilever Capital Corp.	5.000%	12/8/33	11,675	11,678
[4]	Unilever Capital Corp.	2.625%	8/12/51	14,325	9,115
	Walmart Inc.	3.900%	9/9/25	19,470	19,202
	Walmart Inc.	4.000%	4/15/26	5,310	5,226
	Walmart Inc.	3.050%	7/8/26	21,849	21,106
	Walmart Inc.	1.050%	9/17/26	15,459	14,245
	Walmart Inc.	3.950%	9/9/27	12,567	12,275
	Walmart Inc.	3.900%	4/15/28	10,790	10,515
	Walmart Inc.	3.700%	6/26/28	31,036	30,107
	Walmart Inc.	1.500%	9/22/28	12,627	11,154
	Walmart Inc.	3.250%	7/8/29	22,878	21,476
	Walmart Inc.	2.375%	9/24/29	14,633	13,123
	Walmart Inc.	4.000%	4/15/30	10,375	10,066
	Walmart Inc.	1.800%	9/22/31	5,426	4,469
	Walmart Inc.	4.150%	9/9/32	15,335	14,781
	Walmart Inc.	4.100%	4/15/33	34,261	32,645
	Walmart Inc.	5.250%	9/1/35	14,436	14,836
	Walmart Inc.	6.500%	8/15/37	3,943	4,467
	Walmart Inc.	6.200%	4/15/38	15,584	17,409
	Walmart Inc.	3.950%	6/28/38	15,774	14,149
	Walmart Inc.	5.625%	4/1/40	4,853	5,106
	Walmart Inc.	5.000%	10/25/40	3,835	3,796
	Walmart Inc.	5.625%	4/15/41	3,095	3,251
	Walmart Inc.	4.000%	4/11/43	21,346	18,195
	Walmart Inc.	4.300%	4/22/44	4,580	4,054
	Walmart Inc.	3.625%	12/15/47	9,827	7,586
	Walmart Inc.	4.050%	6/29/48	17,631	14,639
	Walmart Inc.	2.950%	9/24/49	10,746	7,290
	Walmart Inc.	4.500%	9/9/52	9,900	8,777
	Walmart Inc.	4.500%	4/15/53	16,863	14,924
					5,395,710
Energy (1.8%)
	Apache Corp.	4.375%	10/15/28	4,095	3,887
	Apache Corp.	4.250%	1/15/30	6,687	6,206
	Apache Corp.	6.000%	1/15/37	5,958	5,888
	Apache Corp.	5.100%	9/1/40	17,278	14,747
	Apache Corp.	5.250%	2/1/42	5,267	4,539
	Apache Corp.	4.750%	4/15/43	5,719	4,555
	Apache Corp.	5.350%	7/1/49	5,000	4,189
	Baker Hughes Holdings LLC	2.061%	12/15/26	7,381	6,850
	Baker Hughes Holdings LLC	3.337%	12/15/27	19,330	18,289
	Baker Hughes Holdings LLC	3.138%	11/7/29	7,004	6,374
47

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC	4.486%	5/1/30	6,404	6,226
	Baker Hughes Holdings LLC	5.125%	9/15/40	15,269	14,520
	Baker Hughes Holdings LLC	4.080%	12/15/47	16,858	13,483
	Boardwalk Pipelines LP	5.950%	6/1/26	17,091	17,183
	Boardwalk Pipelines LP	4.450%	7/15/27	7,605	7,401
	Boardwalk Pipelines LP	3.600%	9/1/32	6,986	6,024
	BP Capital Markets America Inc.	3.796%	9/21/25	13,189	12,962
	BP Capital Markets America Inc.	3.410%	2/11/26	16,481	16,023
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	20,855	20,078
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	12,275	11,662
	BP Capital Markets America Inc.	3.543%	4/6/27	13,983	13,443
[4]	BP Capital Markets America Inc.	3.588%	4/14/27	9,779	9,408
	BP Capital Markets America Inc.	5.017%	11/17/27	8,500	8,493
	BP Capital Markets America Inc.	3.937%	9/21/28	12,978	12,452
	BP Capital Markets America Inc.	4.234%	11/6/28	27,025	26,201
	BP Capital Markets America Inc.	4.970%	10/17/29	7,000	6,981
	BP Capital Markets America Inc.	3.633%	4/6/30	26,641	24,832
	BP Capital Markets America Inc.	1.749%	8/10/30	8,506	7,070
	BP Capital Markets America Inc.	2.721%	1/12/32	18,567	15,794
	BP Capital Markets America Inc.	4.812%	2/13/33	28,930	28,050
	BP Capital Markets America Inc.	4.893%	9/11/33	20,689	20,141
	BP Capital Markets America Inc.	5.227%	11/17/34	11,050	10,969
	BP Capital Markets America Inc.	3.060%	6/17/41	23,575	17,173
	BP Capital Markets America Inc.	3.000%	2/24/50	35,514	23,127
	BP Capital Markets America Inc.	2.772%	11/10/50	28,934	17,809
	BP Capital Markets America Inc.	2.939%	6/4/51	25,888	16,454
	BP Capital Markets America Inc.	3.001%	3/17/52	18,295	11,763
	BP Capital Markets America Inc.	3.379%	2/8/61	21,210	14,011
	BP Capital Markets plc	3.279%	9/19/27	29,757	28,217
	BP Capital Markets plc	3.723%	11/28/28	17,284	16,427
	BP Capital Markets plc	6.450%	Perpetual	15,830	16,279
	Burlington Resources LLC	7.200%	8/15/31	4,508	5,061
	Burlington Resources LLC	7.400%	12/1/31	6,080	6,910
	Canadian Natural Resources Ltd.	2.050%	7/15/25	7,445	7,174
	Canadian Natural Resources Ltd.	3.850%	6/1/27	23,620	22,719
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,764	8,556
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,408	5,931
	Canadian Natural Resources Ltd.	6.450%	6/30/33	5,064	5,324
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,853	4,810
	Canadian Natural Resources Ltd.	6.500%	2/15/37	6,248	6,475
	Canadian Natural Resources Ltd.	6.250%	3/15/38	13,710	14,049
	Canadian Natural Resources Ltd.	6.750%	2/1/39	6,504	6,895
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	10,122	8,799
	Cenovus Energy Inc.	4.250%	4/15/27	5,325	5,176
	Cenovus Energy Inc.	2.650%	1/15/32	10,415	8,616
	Cenovus Energy Inc.	5.250%	6/15/37	2,908	2,770
	Cenovus Energy Inc.	6.750%	11/15/39	3,474	3,748
	Cenovus Energy Inc.	5.400%	6/15/47	6,411	5,896
	Cenovus Energy Inc.	3.750%	2/15/52	11,645	8,223
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	32,828	32,784
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	23,330	21,570
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	12,603	10,151
	Cheniere Energy Inc.	4.625%	10/15/28	19,485	18,921
[7]	Cheniere Energy Inc.	5.650%	4/15/34	19,320	19,296
	Cheniere Energy Partners LP	4.500%	10/1/29	25,578	24,361
	Cheniere Energy Partners LP	4.000%	3/1/31	28,322	25,726
	Cheniere Energy Partners LP	3.250%	1/31/32	24,020	20,483
	Cheniere Energy Partners LP	5.950%	6/30/33	20,433	20,689
[7]	Cheniere Energy Partners LP	5.750%	8/15/34	15,625	15,636
	Chevron Corp.	3.326%	11/17/25	11,969	11,692
	Chevron Corp.	2.954%	5/16/26	29,437	28,331
	Chevron Corp.	1.995%	5/11/27	12,372	11,432
	Chevron Corp.	2.236%	5/11/30	22,928	19,852
	Chevron Corp.	3.078%	5/11/50	16,683	11,394
	Chevron USA Inc.	0.687%	8/12/25	13,741	13,089
	Chevron USA Inc.	1.018%	8/12/27	13,728	12,204
	Chevron USA Inc.	3.850%	1/15/28	10,867	10,547
	Chevron USA Inc.	3.250%	10/15/29	6,746	6,261
	Chevron USA Inc.	5.250%	11/15/43	9,219	9,161
	Chevron USA Inc.	2.343%	8/12/50	9,962	5,781
48

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,260	2,987
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	9,560	8,457
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	4,600	3,361
	CNOOC Finance 2014 ULC	4.875%	4/30/44	6,470	6,186
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	2,430	2,118
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	17,846	17,593
	CNOOC Petroleum North America ULC	5.875%	3/10/35	9,270	10,000
	CNOOC Petroleum North America ULC	6.400%	5/15/37	16,377	18,651
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,553	6,380
	Conoco Funding Co.	7.250%	10/15/31	4,045	4,540
	ConocoPhillips	4.300%	8/15/28	14,016	13,723
	ConocoPhillips	2.400%	2/15/31	6,630	5,577
	ConocoPhillips	5.900%	10/15/32	10,258	10,828
	ConocoPhillips	5.900%	5/15/38	4,445	4,615
	ConocoPhillips	6.500%	2/1/39	17,914	19,704
	ConocoPhillips	4.875%	10/1/47	8,891	8,092
	ConocoPhillips Co.	6.950%	4/15/29	16,063	17,410
	ConocoPhillips Co.	5.050%	9/15/33	11,125	11,031
	ConocoPhillips Co.	3.758%	3/15/42	11,166	8,848
	ConocoPhillips Co.	4.300%	11/15/44	12,712	10,785
	ConocoPhillips Co.	3.800%	3/15/52	20,050	14,997
	ConocoPhillips Co.	5.300%	5/15/53	10,439	9,920
	ConocoPhillips Co.	5.550%	3/15/54	12,420	12,233
	ConocoPhillips Co.	4.025%	3/15/62	23,120	17,417
	ConocoPhillips Co.	5.700%	9/15/63	8,855	8,828
	Continental Resources Inc.	4.375%	1/15/28	10,152	9,753
	Continental Resources Inc.	4.900%	6/1/44	6,362	5,202
	Coterra Energy Inc.	3.900%	5/15/27	16,786	16,142
	Coterra Energy Inc.	4.375%	3/15/29	5,787	5,526
	DCP Midstream Operating LP	5.375%	7/15/25	3,782	3,767
	DCP Midstream Operating LP	5.625%	7/15/27	4,994	5,046
	DCP Midstream Operating LP	5.125%	5/15/29	5,655	5,618
	DCP Midstream Operating LP	3.250%	2/15/32	5,158	4,410
	DCP Midstream Operating LP	5.600%	4/1/44	5,360	5,116
	Devon Energy Corp.	5.850%	12/15/25	6,371	6,386
	Devon Energy Corp.	5.250%	10/15/27	5,655	5,632
	Devon Energy Corp.	5.875%	6/15/28	5,569	5,588
	Devon Energy Corp.	4.500%	1/15/30	10,468	10,106
	Devon Energy Corp.	7.875%	9/30/31	8,053	9,101
	Devon Energy Corp.	7.950%	4/15/32	4,780	5,473
	Devon Energy Corp.	5.600%	7/15/41	16,322	15,188
	Devon Energy Corp.	4.750%	5/15/42	9,671	8,094
	Devon Energy Corp.	5.000%	6/15/45	10,285	8,763
	Diamondback Energy Inc.	3.250%	12/1/26	10,051	9,602
	Diamondback Energy Inc.	5.200%	4/18/27	11,060	11,065
	Diamondback Energy Inc.	3.500%	12/1/29	15,746	14,533
	Diamondback Energy Inc.	5.150%	1/30/30	11,260	11,206
	Diamondback Energy Inc.	3.125%	3/24/31	12,271	10,795
	Diamondback Energy Inc.	6.250%	3/15/33	13,965	14,608
	Diamondback Energy Inc.	5.400%	4/18/34	16,295	16,130
	Diamondback Energy Inc.	4.400%	3/24/51	8,464	6,746
	Diamondback Energy Inc.	4.250%	3/15/52	9,884	7,661
	Diamondback Energy Inc.	6.250%	3/15/53	8,425	8,697
	Diamondback Energy Inc.	5.750%	4/18/54	19,445	18,841
	Diamondback Energy Inc.	5.900%	4/18/64	12,995	12,545
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,080	4,545
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	6,535	5,729
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,378	4,526
	Enbridge Energy Partners LP	5.875%	10/15/25	10,179	10,203
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	11,437
	Enbridge Energy Partners LP	5.500%	9/15/40	4,820	4,598
	Enbridge Energy Partners LP	7.375%	10/15/45	12,052	13,725
	Enbridge Inc.	1.600%	10/4/26	2,718	2,502
	Enbridge Inc.	5.900%	11/15/26	10,403	10,522
	Enbridge Inc.	4.250%	12/1/26	14,894	14,541
	Enbridge Inc.	5.250%	4/5/27	9,834	9,836
	Enbridge Inc.	3.700%	7/15/27	13,499	12,933
	Enbridge Inc.	6.000%	11/15/28	10,385	10,694
	Enbridge Inc.	5.300%	4/5/29	9,645	9,661
	Enbridge Inc.	3.125%	11/15/29	15,371	13,883
49

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	6.200%	11/15/30	10,185	10,694
	Enbridge Inc.	5.700%	3/8/33	25,580	25,786
	Enbridge Inc.	2.500%	8/1/33	14,351	11,388
	Enbridge Inc.	5.625%	4/5/34	15,825	15,801
	Enbridge Inc.	4.500%	6/10/44	8,086	6,682
	Enbridge Inc.	4.000%	11/15/49	2,835	2,145
	Enbridge Inc.	3.400%	8/1/51	14,692	9,932
	Enbridge Inc.	6.700%	11/15/53	16,180	17,676
	Enbridge Inc.	5.950%	4/5/54	11,965	11,874
	Enbridge Inc.	7.200%	6/27/54	4,500	4,528
	Enbridge Inc.	7.375%	3/15/55	3,750	3,759
	Energy Transfer LP	5.950%	12/1/25	6,979	6,998
	Energy Transfer LP	4.750%	1/15/26	17,190	16,989
	Energy Transfer LP	3.900%	7/15/26	6,135	5,941
	Energy Transfer LP	4.400%	3/15/27	13,513	13,181
	Energy Transfer LP	4.200%	4/15/27	8,100	7,857
[4]	Energy Transfer LP	5.500%	6/1/27	15,352	15,400
	Energy Transfer LP	4.000%	10/1/27	11,735	11,265
	Energy Transfer LP	5.550%	2/15/28	4,075	4,108
	Energy Transfer LP	4.950%	5/15/28	20,897	20,590
	Energy Transfer LP	4.950%	6/15/28	15,945	15,736
	Energy Transfer LP	5.250%	4/15/29	18,192	18,164
	Energy Transfer LP	5.250%	7/1/29	4,683	4,655
	Energy Transfer LP	3.750%	5/15/30	16,605	15,273
	Energy Transfer LP	6.400%	12/1/30	5,920	6,221
	Energy Transfer LP	5.750%	2/15/33	9,435	9,515
	Energy Transfer LP	6.550%	12/1/33	3,852	4,076
	Energy Transfer LP	5.550%	5/15/34	16,809	16,596
	Energy Transfer LP	5.600%	9/1/34	9,060	8,987
	Energy Transfer LP	4.900%	3/15/35	6,338	5,895
	Energy Transfer LP	6.625%	10/15/36	6,699	7,072
[4]	Energy Transfer LP	5.800%	6/15/38	10,665	10,461
	Energy Transfer LP	7.500%	7/1/38	7,075	8,046
	Energy Transfer LP	6.050%	6/1/41	9,445	9,259
	Energy Transfer LP	6.500%	2/1/42	13,060	13,530
	Energy Transfer LP	6.100%	2/15/42	11,421	11,233
	Energy Transfer LP	4.950%	1/15/43	1,375	1,179
	Energy Transfer LP	5.150%	2/1/43	3,404	2,977
	Energy Transfer LP	5.950%	10/1/43	4,718	4,572
	Energy Transfer LP	5.300%	4/1/44	9,129	8,176
	Energy Transfer LP	5.150%	3/15/45	10,433	9,170
	Energy Transfer LP	5.350%	5/15/45	11,350	10,157
	Energy Transfer LP	6.125%	12/15/45	20,863	20,446
	Energy Transfer LP	5.300%	4/15/47	11,523	10,202
	Energy Transfer LP	5.400%	10/1/47	13,654	12,214
	Energy Transfer LP	6.000%	6/15/48	18,642	17,988
	Energy Transfer LP	6.250%	4/15/49	33,209	33,083
	Energy Transfer LP	5.000%	5/15/50	32,523	27,643
	Energy Transfer LP	5.950%	5/15/54	21,760	21,079
	Energy Transfer LP	6.050%	9/1/54	13,588	13,321
	EnLink Midstream LLC	5.375%	6/1/29	6,215	6,068
	EnLink Midstream Partners LP	4.850%	7/15/26	6,513	6,393
	EnLink Midstream Partners LP	5.600%	4/1/44	4,505	3,980
	EnLink Midstream Partners LP	5.050%	4/1/45	5,845	4,765
	EnLink Midstream Partners LP	5.450%	6/1/47	6,435	5,581
	Enterprise Products Operating LLC	5.050%	1/10/26	3,891	3,882
	Enterprise Products Operating LLC	3.700%	2/15/26	5,781	5,635
	Enterprise Products Operating LLC	3.950%	2/15/27	6,233	6,057
	Enterprise Products Operating LLC	3.125%	7/31/29	32,981	30,199
	Enterprise Products Operating LLC	2.800%	1/31/30	12,805	11,439
	Enterprise Products Operating LLC	5.350%	1/31/33	3,315	3,343
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	7,696	8,548
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	2,664	2,923
	Enterprise Products Operating LLC	7.550%	4/15/38	4,210	4,975
	Enterprise Products Operating LLC	6.125%	10/15/39	8,403	8,852
	Enterprise Products Operating LLC	5.950%	2/1/41	9,841	10,135
	Enterprise Products Operating LLC	5.700%	2/15/42	7,600	7,605
	Enterprise Products Operating LLC	4.850%	8/15/42	11,577	10,465
	Enterprise Products Operating LLC	4.450%	2/15/43	20,097	17,249
	Enterprise Products Operating LLC	4.850%	3/15/44	14,152	12,764
50

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	5.100%	2/15/45	8,750	8,122
	Enterprise Products Operating LLC	4.900%	5/15/46	25,105	22,626
	Enterprise Products Operating LLC	4.250%	2/15/48	16,919	13,834
	Enterprise Products Operating LLC	4.800%	2/1/49	16,050	14,207
	Enterprise Products Operating LLC	4.200%	1/31/50	20,986	16,868
	Enterprise Products Operating LLC	3.700%	1/31/51	11,686	8,640
	Enterprise Products Operating LLC	3.200%	2/15/52	12,480	8,308
	Enterprise Products Operating LLC	3.300%	2/15/53	13,894	9,379
	Enterprise Products Operating LLC	4.950%	10/15/54	9,668	8,555
	Enterprise Products Operating LLC	3.950%	1/31/60	12,993	9,592
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	10,729	10,271
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	9,278	8,670
	EOG Resources Inc.	4.150%	1/15/26	10,202	10,046
	EOG Resources Inc.	4.375%	4/15/30	15,507	15,135
	EOG Resources Inc.	3.900%	4/1/35	1,546	1,384
	EOG Resources Inc.	4.950%	4/15/50	10,526	9,654
	EQT Corp.	3.900%	10/1/27	11,238	10,739
	EQT Corp.	5.700%	4/1/28	6,485	6,545
	EQT Corp.	5.000%	1/15/29	7,035	6,901
	EQT Corp.	7.000%	2/1/30	5,782	6,134
	EQT Corp.	5.750%	2/1/34	10,820	10,710
	Exxon Mobil Corp.	3.043%	3/1/26	22,051	21,330
	Exxon Mobil Corp.	2.275%	8/16/26	17,452	16,505
	Exxon Mobil Corp.	3.294%	3/19/27	10,530	10,168
	Exxon Mobil Corp.	2.440%	8/16/29	18,698	16,713
	Exxon Mobil Corp.	3.482%	3/19/30	23,555	21,959
	Exxon Mobil Corp.	2.610%	10/15/30	29,303	25,717
	Exxon Mobil Corp.	2.995%	8/16/39	9,707	7,378
	Exxon Mobil Corp.	4.227%	3/19/40	25,434	22,394
	Exxon Mobil Corp.	3.567%	3/6/45	12,978	9,905
	Exxon Mobil Corp.	4.114%	3/1/46	24,411	20,152
	Exxon Mobil Corp.	3.095%	8/16/49	21,525	14,597
	Exxon Mobil Corp.	4.327%	3/19/50	33,706	28,405
	Exxon Mobil Corp.	3.452%	4/15/51	39,451	28,485
	Halliburton Co.	3.800%	11/15/25	5,500	5,384
	Halliburton Co.	2.920%	3/1/30	18,973	16,968
	Halliburton Co.	4.850%	11/15/35	15,850	15,079
	Halliburton Co.	6.700%	9/15/38	12,902	14,182
	Halliburton Co.	4.500%	11/15/41	5,531	4,775
	Halliburton Co.	4.750%	8/1/43	16,531	14,550
	Halliburton Co.	5.000%	11/15/45	25,852	23,403
	Helmerich & Payne Inc.	2.900%	9/29/31	7,300	6,081
	Hess Corp.	4.300%	4/1/27	13,991	13,639
	Hess Corp.	7.875%	10/1/29	6,444	7,210
	Hess Corp.	7.300%	8/15/31	8,296	9,249
	Hess Corp.	7.125%	3/15/33	7,994	8,973
	Hess Corp.	6.000%	1/15/40	9,903	10,233
	Hess Corp.	5.600%	2/15/41	16,648	16,611
	Hess Corp.	5.800%	4/1/47	6,087	6,163
	HF Sinclair Corp.	5.875%	4/1/26	8,667	8,684
	HF Sinclair Corp.	4.500%	10/1/30	6,588	6,180
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,040	1,149
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	560	630
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,806	4,223
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	7,287
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,296	18,095
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	9,425	10,233
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,010	8,300
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	7,938	8,178
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	6,674	7,498
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,618	2,662
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,514	11,772
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,662	4,074
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,679	9,801
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,065	4,418
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,238	8,553
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,861	3,534
	Kinder Morgan Inc.	1.750%	11/15/26	6,773	6,243
	Kinder Morgan Inc.	4.300%	3/1/28	16,914	16,427
	Kinder Morgan Inc.	2.000%	2/15/31	9,795	8,025
51

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kinder Morgan Inc.	7.800%	8/1/31	6,026	6,813
[4]	Kinder Morgan Inc.	7.750%	1/15/32	12,564	14,196
	Kinder Morgan Inc.	5.300%	12/1/34	19,539	18,944
	Kinder Morgan Inc.	5.550%	6/1/45	22,957	21,426
	Kinder Morgan Inc.	5.050%	2/15/46	13,410	11,745
	Kinder Morgan Inc.	5.200%	3/1/48	3,329	2,953
	Kinder Morgan Inc.	3.250%	8/1/50	6,305	4,029
	Kinder Morgan Inc.	3.600%	2/15/51	8,138	5,551
	Marathon Oil Corp.	4.400%	7/15/27	18,652	18,255
	Marathon Oil Corp.	5.300%	4/1/29	3,950	3,967
	Marathon Oil Corp.	6.800%	3/15/32	7,330	7,975
	Marathon Oil Corp.	5.700%	4/1/34	3,850	3,920
	Marathon Oil Corp.	6.600%	10/1/37	10,934	11,844
	Marathon Oil Corp.	5.200%	6/1/45	7,232	6,652
	Marathon Petroleum Corp.	5.125%	12/15/26	23,108	23,027
	Marathon Petroleum Corp.	3.800%	4/1/28	9,715	9,257
	Marathon Petroleum Corp.	6.500%	3/1/41	17,420	18,123
	Marathon Petroleum Corp.	4.750%	9/15/44	10,397	8,865
	Marathon Petroleum Corp.	4.500%	4/1/48	5,866	4,720
	Marathon Petroleum Corp.	5.000%	9/15/54	4,273	3,614
	MPLX LP	1.750%	3/1/26	22,149	20,824
	MPLX LP	4.125%	3/1/27	10,036	9,749
	MPLX LP	4.250%	12/1/27	21,064	20,390
	MPLX LP	4.000%	3/15/28	15,588	14,915
	MPLX LP	2.650%	8/15/30	19,342	16,672
	MPLX LP	4.950%	9/1/32	10,510	10,053
	MPLX LP	5.000%	3/1/33	15,125	14,459
	MPLX LP	5.500%	6/1/34	21,320	20,994
	MPLX LP	4.500%	4/15/38	19,977	17,437
	MPLX LP	5.200%	3/1/47	17,545	15,709
	MPLX LP	5.200%	12/1/47	15,503	13,648
	MPLX LP	4.700%	4/15/48	21,108	17,447
	MPLX LP	5.500%	2/15/49	19,383	17,906
	MPLX LP	4.950%	3/14/52	5,935	5,039
	MPLX LP	5.650%	3/1/53	6,455	6,065
	MPLX LP	4.900%	4/15/58	5,739	4,721
	NOV Inc.	3.600%	12/1/29	4,261	3,919
	NOV Inc.	3.950%	12/1/42	14,158	10,714
	Occidental Petroleum Corp.	5.875%	9/1/25	7,910	7,919
	Occidental Petroleum Corp.	5.500%	12/1/25	6,711	6,693
	Occidental Petroleum Corp.	5.550%	3/15/26	12,269	12,248
	Occidental Petroleum Corp.	8.500%	7/15/27	6,627	7,097
	Occidental Petroleum Corp.	6.375%	9/1/28	7,646	7,888
	Occidental Petroleum Corp.	8.875%	7/15/30	12,126	13,979
	Occidental Petroleum Corp.	6.625%	9/1/30	20,217	21,194
	Occidental Petroleum Corp.	6.125%	1/1/31	15,711	16,089
	Occidental Petroleum Corp.	7.500%	5/1/31	11,596	12,770
	Occidental Petroleum Corp.	7.875%	9/15/31	6,471	7,245
	Occidental Petroleum Corp.	6.450%	9/15/36	21,997	22,950
	Occidental Petroleum Corp.	7.950%	6/15/39	4,642	5,360
	Occidental Petroleum Corp.	6.200%	3/15/40	10,191	10,178
	Occidental Petroleum Corp.	6.600%	3/15/46	14,732	15,353
	Occidental Petroleum Corp.	4.400%	4/15/46	5,661	4,440
	Occidental Petroleum Corp.	4.200%	3/15/48	4,150	3,145
	ONEOK Inc.	2.200%	9/15/25	3,571	3,430
	ONEOK Inc.	5.000%	3/1/26	11,051	10,957
	ONEOK Inc.	5.550%	11/1/26	5,259	5,281
	ONEOK Inc.	4.000%	7/13/27	15,119	14,600
	ONEOK Inc.	4.550%	7/15/28	11,771	11,478
	ONEOK Inc.	5.650%	11/1/28	5,285	5,365
	ONEOK Inc.	4.350%	3/15/29	13,032	12,553
	ONEOK Inc.	3.400%	9/1/29	15,330	14,049
	ONEOK Inc.	3.100%	3/15/30	15,030	13,440
	ONEOK Inc.	3.250%	6/1/30	2,902	2,610
	ONEOK Inc.	5.800%	11/1/30	7,210	7,375
	ONEOK Inc.	6.350%	1/15/31	4,211	4,412
	ONEOK Inc.	6.050%	9/1/33	20,985	21,611
	ONEOK Inc.	6.000%	6/15/35	1,915	1,954
	ONEOK Inc.	4.250%	9/15/46	5,549	4,339
	ONEOK Inc.	4.950%	7/13/47	11,745	10,041
52

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ONEOK Inc.	4.200%	10/3/47	12,496	9,579
ONEOK Inc.	5.200%	7/15/48	10,719	9,503
ONEOK Inc.	4.850%	2/1/49	7,405	6,233
ONEOK Inc.	4.450%	9/1/49	11,537	9,067
ONEOK Inc.	3.950%	3/1/50	9,205	6,711
ONEOK Inc.	4.500%	3/15/50	5,686	4,498
ONEOK Inc.	7.150%	1/15/51	7,387	8,167
ONEOK Inc.	6.625%	9/1/53	20,635	22,035
ONEOK Partners LP	6.650%	10/1/36	9,996	10,568
ONEOK Partners LP	6.850%	10/15/37	8,271	8,880
ONEOK Partners LP	6.125%	2/1/41	6,824	6,817
ONEOK Partners LP	6.200%	9/15/43	3,901	3,913
Ovintiv Inc.	5.375%	1/1/26	4,459	4,438
Ovintiv Inc.	5.650%	5/15/28	9,498	9,606
Ovintiv Inc.	7.375%	11/1/31	6,271	6,814
Ovintiv Inc.	6.250%	7/15/33	4,495	4,633
Ovintiv Inc.	6.500%	8/15/34	685	716
Ovintiv Inc.	6.625%	8/15/37	14,399	14,960
Ovintiv Inc.	6.500%	2/1/38	7,080	7,268
Ovintiv Inc.	7.100%	7/15/53	5,210	5,716
Patterson-UTI Energy Inc.	3.950%	2/1/28	6,340	5,964
Patterson-UTI Energy Inc.	5.150%	11/15/29	4,518	4,385
Patterson-UTI Energy Inc.	7.150%	10/1/33	5,170	5,478
Phillips 66	1.300%	2/15/26	10,390	9,728
Phillips 66	3.900%	3/15/28	10,282	9,853
Phillips 66	2.150%	12/15/30	18,308	15,306
Phillips 66	4.650%	11/15/34	12,865	11,955
Phillips 66	5.875%	5/1/42	16,475	16,588
Phillips 66	4.875%	11/15/44	18,966	16,787
Phillips 66	3.300%	3/15/52	11,579	7,579
Phillips 66 Co.	3.550%	10/1/26	2,750	2,654
Phillips 66 Co.	4.950%	12/1/27	3,223	3,214
Phillips 66 Co.	3.750%	3/1/28	5,222	4,981
Phillips 66 Co.	3.150%	12/15/29	13,033	11,804
Phillips 66 Co.	5.250%	6/15/31	3,965	3,950
Phillips 66 Co.	5.300%	6/30/33	14,355	14,207
Phillips 66 Co.	4.680%	2/15/45	7,945	6,758
Phillips 66 Co.	4.900%	10/1/46	6,048	5,324
Phillips 66 Co.	5.650%	6/15/54	7,785	7,481
Pioneer Natural Resources Co.	1.125%	1/15/26	8,663	8,129
Pioneer Natural Resources Co.	1.900%	8/15/30	20,071	16,813
Pioneer Natural Resources Co.	2.150%	1/15/31	12,973	10,896
Plains All American Pipeline LP	4.650%	10/15/25	13,044	12,865
Plains All American Pipeline LP	4.500%	12/15/26	12,380	12,112
Plains All American Pipeline LP	3.550%	12/15/29	12,312	11,246
Plains All American Pipeline LP	3.800%	9/15/30	8,266	7,554
Plains All American Pipeline LP	6.650%	1/15/37	7,324	7,691
Plains All American Pipeline LP	5.150%	6/1/42	7,770	6,886
Plains All American Pipeline LP	4.300%	1/31/43	2,005	1,581
Plains All American Pipeline LP	4.700%	6/15/44	10,455	8,614
Plains All American Pipeline LP	4.900%	2/15/45	9,276	7,865
Sabine Pass Liquefaction LLC	5.875%	6/30/26	16,993	17,066
Sabine Pass Liquefaction LLC	5.000%	3/15/27	25,492	25,285
Sabine Pass Liquefaction LLC	4.200%	3/15/28	24,926	24,051
Sabine Pass Liquefaction LLC	4.500%	5/15/30	29,342	28,147
Sabine Pass Liquefaction LLC	5.900%	9/15/37	6,340	6,496
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,067	4,834
Schlumberger Investment SA	4.500%	5/15/28	6,750	6,643
Schlumberger Investment SA	2.650%	6/26/30	21,705	19,119
Schlumberger Investment SA	4.850%	5/15/33	5,375	5,266
Schlumberger Investment SA	5.000%	6/1/34	6,690	6,583
Shell International Finance BV	2.875%	5/10/26	22,611	21,724
Shell International Finance BV	2.500%	9/12/26	13,493	12,776
Shell International Finance BV	3.875%	11/13/28	20,134	19,319
Shell International Finance BV	2.375%	11/7/29	21,490	18,957
Shell International Finance BV	2.750%	4/6/30	22,912	20,437
Shell International Finance BV	4.125%	5/11/35	19,815	18,163
Shell International Finance BV	6.375%	12/15/38	34,164	37,649
Shell International Finance BV	5.500%	3/25/40	11,700	11,775
Shell International Finance BV	2.875%	11/26/41	6,586	4,685
53

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	3.625%	8/21/42	10,039	7,895
Shell International Finance BV	4.550%	8/12/43	15,874	14,133
Shell International Finance BV	4.375%	5/11/45	38,547	32,915
Shell International Finance BV	4.000%	5/10/46	30,404	24,474
Shell International Finance BV	3.750%	9/12/46	11,820	9,143
Shell International Finance BV	3.125%	11/7/49	22,900	15,557
Shell International Finance BV	3.250%	4/6/50	22,092	15,354
Shell International Finance BV	3.000%	11/26/51	12,590	8,239
Spectra Energy Partners LP	3.375%	10/15/26	14,379	13,760
Spectra Energy Partners LP	4.500%	3/15/45	13,762	11,194
Suncor Energy Inc.	7.150%	2/1/32	7,823	8,555
Suncor Energy Inc.	5.950%	12/1/34	4,442	4,537
Suncor Energy Inc.	6.800%	5/15/38	14,731	15,720
Suncor Energy Inc.	6.500%	6/15/38	18,738	19,627
Suncor Energy Inc.	4.000%	11/15/47	15,954	11,976
Suncor Energy Inc.	3.750%	3/4/51	6,637	4,764
Targa Resources Corp.	6.150%	3/1/29	12,385	12,784
Targa Resources Corp.	4.200%	2/1/33	9,920	8,928
Targa Resources Corp.	6.125%	3/15/33	11,764	12,102
Targa Resources Corp.	6.500%	3/30/34	12,915	13,671
Targa Resources Corp.	4.950%	4/15/52	9,921	8,440
Targa Resources Corp.	6.500%	2/15/53	11,090	11,653
Targa Resources Partners LP	6.500%	7/15/27	4,075	4,106
Targa Resources Partners LP	5.000%	1/15/28	9,363	9,165
Targa Resources Partners LP	6.875%	1/15/29	6,760	6,933
Targa Resources Partners LP	5.500%	3/1/30	10,184	10,121
Targa Resources Partners LP	4.875%	2/1/31	10,014	9,549
Targa Resources Partners LP	4.000%	1/15/32	19,240	17,281
TC PipeLines LP	3.900%	5/25/27	6,448	6,172
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,300	1,353
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	5,245	5,554
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	2,178	2,488
Texas Eastern Transmission LP	7.000%	7/15/32	5,535	6,040
Tosco Corp.	8.125%	2/15/30	2,090	2,417
TotalEnergies Capital International SA	3.455%	2/19/29	16,176	15,181
TotalEnergies Capital International SA	2.829%	1/10/30	16,238	14,561
TotalEnergies Capital International SA	2.986%	6/29/41	7,296	5,299
TotalEnergies Capital International SA	3.461%	7/12/49	8,821	6,408
TotalEnergies Capital International SA	3.127%	5/29/50	35,584	24,056
TotalEnergies Capital International SA	3.386%	6/29/60	4,030	2,700
TotalEnergies Capital SA	3.883%	10/11/28	8,220	7,890
TotalEnergies Capital SA	5.150%	4/5/34	16,100	16,117
TotalEnergies Capital SA	5.488%	4/5/54	22,175	21,881
TotalEnergies Capital SA	5.638%	4/5/64	16,600	16,456
TransCanada PipeLines Ltd.	4.875%	1/15/26	14,715	14,593
TransCanada PipeLines Ltd.	4.250%	5/15/28	15,555	15,042
TransCanada PipeLines Ltd.	4.100%	4/15/30	18,054	17,032
TransCanada PipeLines Ltd.	2.500%	10/12/31	16,292	13,652
TransCanada PipeLines Ltd.	4.625%	3/1/34	16,607	15,578
TransCanada PipeLines Ltd.	5.600%	3/31/34	4,142	4,155
TransCanada PipeLines Ltd.	5.850%	3/15/36	7,191	7,231
TransCanada PipeLines Ltd.	6.200%	10/15/37	23,240	24,005
TransCanada PipeLines Ltd.	4.750%	5/15/38	17,458	15,969
TransCanada PipeLines Ltd.	7.250%	8/15/38	4,005	4,525
TransCanada PipeLines Ltd.	6.100%	6/1/40	14,386	14,650
TransCanada PipeLines Ltd.	5.000%	10/16/43	12,398	11,118
TransCanada PipeLines Ltd.	4.875%	5/15/48	27,284	24,004
TransCanada PipeLines Ltd.	5.100%	3/15/49	3,374	3,066
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	11,581	11,918
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	8,831	8,467
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	21,718	19,571
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,515	3,410
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	5,184	4,511
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	8,821	7,510
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	6,423	4,863
Valero Energy Corp.	2.150%	9/15/27	7,325	6,672
Valero Energy Corp.	4.350%	6/1/28	13,440	13,009
Valero Energy Corp.	2.800%	12/1/31	5,526	4,687
Valero Energy Corp.	7.500%	4/15/32	8,694	9,812
Valero Energy Corp.	6.625%	6/15/37	20,773	22,156
54

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Valero Energy Corp.	4.900%	3/15/45	9,795	8,769
	Valero Energy Corp.	3.650%	12/1/51	15,884	10,987
	Valero Energy Partners LP	4.500%	3/15/28	7,447	7,254
	Western Midstream Operating LP	4.500%	3/1/28	2,138	2,060
	Western Midstream Operating LP	4.050%	2/1/30	16,892	15,716
	Western Midstream Operating LP	6.150%	4/1/33	9,851	10,065
	Western Midstream Operating LP	5.450%	4/1/44	9,146	8,188
	Western Midstream Operating LP	5.300%	3/1/48	9,250	7,943
	Western Midstream Operating LP	5.500%	8/15/48	4,247	3,669
	Western Midstream Operating LP	5.250%	2/1/50	16,065	13,979
	Williams Cos. Inc.	4.000%	9/15/25	12,009	11,783
	Williams Cos. Inc.	5.400%	3/2/26	3,111	3,108
	Williams Cos. Inc.	3.750%	6/15/27	18,640	17,896
	Williams Cos. Inc.	5.300%	8/15/28	8,345	8,370
	Williams Cos. Inc.	3.500%	11/15/30	16,292	14,756
[4]	Williams Cos. Inc.	7.500%	1/15/31	935	1,030
	Williams Cos. Inc.	2.600%	3/15/31	22,080	18,670
	Williams Cos. Inc.	4.650%	8/15/32	3,687	3,505
	Williams Cos. Inc.	5.650%	3/15/33	8,520	8,604
	Williams Cos. Inc.	5.150%	3/15/34	13,020	12,704
	Williams Cos. Inc.	6.300%	4/15/40	20,130	20,867
	Williams Cos. Inc.	5.800%	11/15/43	10,755	10,445
	Williams Cos. Inc.	5.400%	3/4/44	11,232	10,589
	Williams Cos. Inc.	5.750%	6/24/44	7,669	7,509
	Williams Cos. Inc.	4.900%	1/15/45	8,692	7,601
	Williams Cos. Inc.	5.100%	9/15/45	16,238	14,643
	Williams Cos. Inc.	4.850%	3/1/48	11,667	10,088
	Williams Cos. Inc.	3.500%	10/15/51	7,542	5,229
	Williams Cos. Inc.	5.300%	8/15/52	10,300	9,538
					5,836,346
Financials (7.6%)
	ACE Capital Trust II	9.700%	4/1/30	3,146	3,738
[4]	Aegon Ltd.	5.500%	4/11/48	7,494	7,215
	AerCap Ireland Capital DAC	3.500%	1/15/25	17,846	17,618
	AerCap Ireland Capital DAC	6.500%	7/15/25	24,476	24,687
	AerCap Ireland Capital DAC	4.450%	10/1/25	17,266	17,028
	AerCap Ireland Capital DAC	1.750%	1/30/26	14,947	14,086
	AerCap Ireland Capital DAC	4.450%	4/3/26	27,426	26,920
	AerCap Ireland Capital DAC	2.450%	10/29/26	55,362	51,651
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,619	3,675
	AerCap Ireland Capital DAC	3.650%	7/21/27	27,074	25,717
	AerCap Ireland Capital DAC	4.625%	10/15/27	14,753	14,383
	AerCap Ireland Capital DAC	3.875%	1/23/28	20,651	19,579
	AerCap Ireland Capital DAC	5.750%	6/6/28	11,264	11,390
	AerCap Ireland Capital DAC	3.000%	10/29/28	52,327	47,558
	AerCap Ireland Capital DAC	6.150%	9/30/30	10,370	10,723
	AerCap Ireland Capital DAC	3.300%	1/30/32	90,910	78,122
	AerCap Ireland Capital DAC	3.400%	10/29/33	19,180	16,101
	AerCap Ireland Capital DAC	3.850%	10/29/41	19,477	15,268
	Affiliated Managers Group Inc.	3.500%	8/1/25	12,621	12,342
	Affiliated Managers Group Inc.	3.300%	6/15/30	12,572	11,218
	Aflac Inc.	1.125%	3/15/26	6,735	6,291
	Aflac Inc.	2.875%	10/15/26	6,136	5,832
	Aflac Inc.	3.600%	4/1/30	23,075	21,443
	Aflac Inc.	4.000%	10/15/46	4,150	3,266
	Aflac Inc.	4.750%	1/15/49	4,623	4,101
	Air Lease Corp.	3.375%	7/1/25	7,907	7,727
[4]	Air Lease Corp.	2.875%	1/15/26	11,012	10,565
[4]	Air Lease Corp.	3.750%	6/1/26	3,898	3,765
[4]	Air Lease Corp.	5.300%	6/25/26	5,000	4,984
	Air Lease Corp.	1.875%	8/15/26	11,711	10,860
	Air Lease Corp.	2.200%	1/15/27	9,436	8,715
	Air Lease Corp.	3.625%	4/1/27	7,202	6,879
	Air Lease Corp.	3.625%	12/1/27	15,030	14,179
	Air Lease Corp.	2.100%	9/1/28	8,003	7,028
	Air Lease Corp.	4.625%	10/1/28	11,963	11,602
	Air Lease Corp.	3.250%	10/1/29	8,115	7,345
[4]	Air Lease Corp.	3.000%	2/1/30	11,490	10,174
	Air Lease Corp.	3.125%	12/1/30	2,853	2,494
55

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Air Lease Corp.	2.875%	1/15/32	10,190	8,526
	Aircastle Ltd.	4.250%	6/15/26	9,071	8,842
	Alleghany Corp.	4.900%	9/15/44	6,055	5,632
	Alleghany Corp.	3.250%	8/15/51	10,715	7,223
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,361	10,352
	Allstate Corp.	0.750%	12/15/25	5,636	5,270
	Allstate Corp.	3.280%	12/15/26	2,969	2,840
	Allstate Corp.	5.050%	6/24/29	4,958	4,936
	Allstate Corp.	1.450%	12/15/30	9,296	7,423
	Allstate Corp.	5.250%	3/30/33	10,375	10,333
	Allstate Corp.	5.350%	6/1/33	2,185	2,192
	Allstate Corp.	5.550%	5/9/35	3,331	3,374
	Allstate Corp.	5.950%	4/1/36	2,603	2,730
	Allstate Corp.	4.500%	6/15/43	10,625	9,087
	Allstate Corp.	4.200%	12/15/46	8,469	6,837
	Allstate Corp.	3.850%	8/10/49	15,711	11,873
[4]	Allstate Corp.	6.500%	5/15/57	6,256	6,298
	Ally Financial Inc.	4.750%	6/9/27	6,565	6,404
	Ally Financial Inc.	7.100%	11/15/27	6,850	7,134
	Ally Financial Inc.	2.200%	11/2/28	13,075	11,324
	Ally Financial Inc.	6.992%	6/13/29	4,333	4,500
[4]	Ally Financial Inc.	8.000%	11/1/31	30,616	33,818
	Ally Financial Inc.	8.000%	11/1/31	7,283	8,035
	American Express Co.	3.950%	8/1/25	16,796	16,518
	American Express Co.	4.200%	11/6/25	16,564	16,323
	American Express Co.	4.900%	2/13/26	17,747	17,634
	American Express Co.	4.990%	5/1/26	19,310	19,195
	American Express Co.	3.125%	5/20/26	14,720	14,165
	American Express Co.	6.338%	10/30/26	3,845	3,882
	American Express Co.	1.650%	11/4/26	14,397	13,249
	American Express Co.	2.550%	3/4/27	33,337	31,161
	American Express Co.	5.645%	4/23/27	11,715	11,759
	American Express Co.	3.300%	5/3/27	31,010	29,508
	American Express Co.	5.389%	7/28/27	13,825	13,841
	American Express Co.	5.098%	2/16/28	12,674	12,619
	American Express Co.	5.282%	7/27/29	13,671	13,693
	American Express Co.	5.532%	4/25/30	18,613	18,826
	American Express Co.	6.489%	10/30/31	26,440	28,177
	American Express Co.	4.989%	5/26/33	8,700	8,398
	American Express Co.	4.420%	8/3/33	16,789	15,844
	American Express Co.	5.043%	5/1/34	25,854	25,282
	American Express Co.	5.625%	7/28/34	4,780	4,790
	American Express Co.	5.915%	4/25/35	6,490	6,606
	American Express Co.	4.050%	12/3/42	9,691	8,060
	American Financial Group Inc.	5.250%	4/2/30	7,500	7,448
	American Financial Group Inc.	4.500%	6/15/47	7,820	6,677
	American International Group Inc.	4.200%	4/1/28	7,040	6,806
	American International Group Inc.	4.250%	3/15/29	2,099	2,021
	American International Group Inc.	3.400%	6/30/30	12,270	11,164
	American International Group Inc.	5.125%	3/27/33	5,505	5,426
	American International Group Inc.	3.875%	1/15/35	4,111	3,657
	American International Group Inc.	4.700%	7/10/35	5,358	4,886
	American International Group Inc.	6.250%	5/1/36	11,161	11,795
	American International Group Inc.	4.800%	7/10/45	9,721	8,674
	American International Group Inc.	4.750%	4/1/48	15,941	14,065
[4]	American International Group Inc.	5.750%	4/1/48	7,815	7,647
	American International Group Inc.	4.375%	6/30/50	13,026	10,779
	American National Group Inc.	5.000%	6/15/27	6,691	6,544
	Ameriprise Financial Inc.	2.875%	9/15/26	11,671	11,111
	Ameriprise Financial Inc.	5.700%	12/15/28	5,110	5,231
	Ameriprise Financial Inc.	4.500%	5/13/32	7,215	6,945
	Ameriprise Financial Inc.	5.150%	5/15/33	6,605	6,612
[4]	Andrew W Mellon Foundation	0.947%	8/1/27	4,320	3,850
[4]	Aon Corp.	8.205%	1/1/27	2,323	2,456
	Aon Corp.	2.850%	5/28/27	4,644	4,357
	Aon Corp.	4.500%	12/15/28	9,252	8,999
	Aon Corp.	3.750%	5/2/29	10,990	10,315
	Aon Corp.	2.800%	5/15/30	23,756	20,832
	Aon Corp.	5.350%	2/28/33	3,130	3,109
	Aon Corp.	6.250%	9/30/40	5,750	6,068
56

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp.	2.900%	8/23/51	7,614	4,648
	Aon Corp.	3.900%	2/28/52	8,790	6,499
	Aon Global Ltd.	3.875%	12/15/25	10,512	10,273
	Aon Global Ltd.	4.600%	6/14/44	10,907	9,298
	Aon Global Ltd.	4.750%	5/15/45	2,922	2,531
	Aon North America Inc.	5.125%	3/1/27	3,850	3,845
	Aon North America Inc.	5.150%	3/1/29	12,145	12,112
	Aon North America Inc.	5.300%	3/1/31	9,260	9,229
	Aon North America Inc.	5.450%	3/1/34	29,265	29,135
	Aon North America Inc.	5.750%	3/1/54	25,680	25,093
[7]	Apollo Debt Solutions BDC	6.900%	4/13/29	4,955	4,982
	Apollo Global Management Inc.	6.375%	11/15/33	6,320	6,678
	Apollo Global Management Inc.	5.800%	5/21/54	10,435	10,277
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	147
	Arch Capital Finance LLC	4.011%	12/15/26	11,651	11,275
	Arch Capital Finance LLC	5.031%	12/15/46	5,352	4,849
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	5,159
	Arch Capital Group Ltd.	3.635%	6/30/50	12,655	9,121
	Arch Capital Group US Inc.	5.144%	11/1/43	5,108	4,684
	Ares Capital Corp.	3.250%	7/15/25	16,015	15,573
	Ares Capital Corp.	3.875%	1/15/26	5,931	5,726
	Ares Capital Corp.	2.150%	7/15/26	30,630	28,303
	Ares Capital Corp.	7.000%	1/15/27	11,601	11,795
	Ares Capital Corp.	2.875%	6/15/27	6,794	6,215
	Ares Capital Corp.	2.875%	6/15/28	75	66
	Ares Capital Corp.	5.875%	3/1/29	16,305	16,050
	Ares Capital Corp.	5.950%	7/15/29	7,975	7,836
	Ares Capital Corp.	3.200%	11/15/31	12,595	10,384
[7]	Ares Strategic Income Fund	6.350%	8/15/29	4,180	4,145
	Arthur J Gallagher & Co.	2.400%	11/9/31	5,700	4,651
	Arthur J Gallagher & Co.	5.500%	3/2/33	3,970	3,981
	Arthur J Gallagher & Co.	6.500%	2/15/34	5,275	5,581
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,540	7,960
	Arthur J Gallagher & Co.	3.050%	3/9/52	4,190	2,566
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,690	8,444
	Arthur J Gallagher & Co.	5.750%	7/15/54	6,500	6,312
	Assurant Inc.	4.900%	3/27/28	3,874	3,814
	Assurant Inc.	3.700%	2/22/30	5,146	4,654
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	4,130	4,253
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	5,596	4,853
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	3,794	2,629
	Athene Holding Ltd.	4.125%	1/12/28	13,434	12,951
	Athene Holding Ltd.	6.150%	4/3/30	18,110	18,722
	Athene Holding Ltd.	3.500%	1/15/31	12,231	10,828
	Athene Holding Ltd.	5.875%	1/15/34	11,215	11,097
	Athene Holding Ltd.	3.950%	5/25/51	6,734	4,824
	Athene Holding Ltd.	3.450%	5/15/52	8,524	5,448
	Athene Holding Ltd.	6.250%	4/1/54	17,175	17,183
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	8,850	8,856
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	11,085	11,142
[4]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	13,723	13,451
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	11,185	11,168
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	7,910	7,889
	AXA SA	8.600%	12/15/30	11,154	13,120
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,827	3,576
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,068	2,813
	AXIS Specialty Finance plc	4.000%	12/6/27	15,039	14,421
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,356	4,098
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,065	2,811
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,210
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	9,725	10,602
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	12,975	12,939
	Banco Santander SA	5.147%	8/18/25	14,170	14,064
	Banco Santander SA	5.179%	11/19/25	20,713	20,507
	Banco Santander SA	1.849%	3/25/26	4,955	4,645
	Banco Santander SA	4.250%	4/11/27	12,182	11,786
	Banco Santander SA	5.294%	8/18/27	7,625	7,574
	Banco Santander SA	6.527%	11/7/27	21,880	22,385
	Banco Santander SA	3.800%	2/23/28	13,595	12,816
	Banco Santander SA	5.552%	3/14/28	13,350	13,328
57

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	4.175%	3/24/28	20,880	20,120
	Banco Santander SA	4.379%	4/12/28	21,316	20,544
	Banco Santander SA	5.588%	8/8/28	21,005	21,216
	Banco Santander SA	6.607%	11/7/28	31,200	32,750
	Banco Santander SA	3.306%	6/27/29	14,990	13,715
	Banco Santander SA	5.538%	3/14/30	12,580	12,495
	Banco Santander SA	3.490%	5/28/30	12,704	11,379
	Banco Santander SA	2.749%	12/3/30	19,457	16,197
	Banco Santander SA	2.958%	3/25/31	9,660	8,250
	Banco Santander SA	6.921%	8/8/33	27,744	28,999
	Banco Santander SA	6.938%	11/7/33	22,835	24,938
	Banco Santander SA	6.350%	3/14/34	23,270	23,333
[4]	Bank of America Corp.	3.875%	8/1/25	6,277	6,180
[4]	Bank of America Corp.	4.450%	3/3/26	37,025	36,398
[4]	Bank of America Corp.	3.500%	4/19/26	27,051	26,235
[4]	Bank of America Corp.	1.319%	6/19/26	18,007	17,263
[4]	Bank of America Corp.	4.827%	7/22/26	30,874	30,573
	Bank of America Corp.	6.220%	9/15/26	1,722	1,756
[4]	Bank of America Corp.	4.250%	10/22/26	37,332	36,387
[4]	Bank of America Corp.	1.197%	10/24/26	22,364	21,101
	Bank of America Corp.	5.080%	1/20/27	7,771	7,722
[4]	Bank of America Corp.	3.559%	4/23/27	26,775	25,894
	Bank of America Corp.	1.734%	7/22/27	77,204	71,540
	Bank of America Corp.	5.933%	9/15/27	24,695	24,949
[4]	Bank of America Corp.	3.248%	10/21/27	47,832	45,248
[4]	Bank of America Corp.	4.183%	11/25/27	49,082	47,378
[4]	Bank of America Corp.	3.824%	1/20/28	35,353	34,085
[4]	Bank of America Corp.	2.551%	2/4/28	11,358	10,600
[4]	Bank of America Corp.	3.705%	4/24/28	45,815	43,889
	Bank of America Corp.	4.376%	4/27/28	22,845	22,297
[4]	Bank of America Corp.	3.593%	7/21/28	68,754	65,433
[4]	Bank of America Corp.	4.948%	7/22/28	9,260	9,184
[4]	Bank of America Corp.	3.419%	12/20/28	107,162	100,744
[4]	Bank of America Corp.	3.970%	3/5/29	25,914	24,773
	Bank of America Corp.	5.202%	4/25/29	34,944	34,882
[4]	Bank of America Corp.	2.087%	6/14/29	61,819	54,852
[4]	Bank of America Corp.	4.271%	7/23/29	89,048	85,782
	Bank of America Corp.	5.819%	9/15/29	31,605	32,263
[4]	Bank of America Corp.	3.194%	7/23/30	29,482	26,757
[4]	Bank of America Corp.	2.884%	10/22/30	7,956	7,083
[4]	Bank of America Corp.	2.496%	2/13/31	94,683	81,813
[4]	Bank of America Corp.	2.592%	4/29/31	67,514	58,353
[4]	Bank of America Corp.	1.898%	7/23/31	6,211	5,113
[4]	Bank of America Corp.	1.922%	10/24/31	30,465	24,897
	Bank of America Corp.	2.687%	4/22/32	110,461	93,407
	Bank of America Corp.	2.299%	7/21/32	46,565	38,134
	Bank of America Corp.	2.572%	10/20/32	50,961	42,269
[4]	Bank of America Corp.	2.972%	2/4/33	5,765	4,880
	Bank of America Corp.	4.571%	4/27/33	25,113	23,686
[4]	Bank of America Corp.	5.015%	7/22/33	37,925	37,052
	Bank of America Corp.	5.288%	4/25/34	95,132	94,138
	Bank of America Corp.	5.872%	9/15/34	25,136	25,851
	Bank of America Corp.	5.468%	1/23/35	13,495	13,478
	Bank of America Corp.	2.482%	9/21/36	26,996	21,556
	Bank of America Corp.	6.110%	1/29/37	32,386	33,654
	Bank of America Corp.	3.846%	3/8/37	18,010	15,835
[4]	Bank of America Corp.	4.244%	4/24/38	38,094	33,691
	Bank of America Corp.	7.750%	5/14/38	21,623	25,668
[4]	Bank of America Corp.	4.078%	4/23/40	42,222	35,855
[4]	Bank of America Corp.	2.676%	6/19/41	81,077	56,685
[4]	Bank of America Corp.	5.875%	2/7/42	18,399	19,138
	Bank of America Corp.	3.311%	4/22/42	49,043	36,868
[4]	Bank of America Corp.	5.000%	1/21/44	20,897	19,706
[4]	Bank of America Corp.	4.875%	4/1/44	9,048	8,324
[4]	Bank of America Corp.	4.750%	4/21/45	5,065	4,506
[4]	Bank of America Corp.	4.330%	3/15/50	40,384	33,719
[4]	Bank of America Corp.	4.083%	3/20/51	112,300	89,703
[4]	Bank of America Corp.	2.831%	10/24/51	6,510	4,103
[4]	Bank of America Corp.	3.483%	3/13/52	6,470	4,639
	Bank of America Corp.	2.972%	7/21/52	30,156	19,669
58

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America NA	5.650%	8/18/25	31,515	31,612
	Bank of America NA	5.526%	8/18/26	29,510	29,712
[4]	Bank of America NA	6.000%	10/15/36	20,833	21,891
	Bank of Montreal	5.920%	9/25/25	10,135	10,184
	Bank of Montreal	5.300%	6/5/26	9,365	9,357
[4]	Bank of Montreal	2.650%	3/8/27	18,630	17,468
[4]	Bank of Montreal	4.700%	9/14/27	8,556	8,444
	Bank of Montreal	5.203%	2/1/28	2,546	2,550
	Bank of Montreal	5.717%	9/25/28	11,730	11,968
	Bank of Montreal	5.511%	6/4/31	11,940	12,067
[4]	Bank of Montreal	3.803%	12/15/32	28,184	26,512
[4]	Bank of New York Mellon Corp.	3.950%	11/18/25	9,158	9,002
[4]	Bank of New York Mellon Corp.	2.800%	5/4/26	29,332	28,145
[4]	Bank of New York Mellon Corp.	5.148%	5/22/26	6,470	6,460
	Bank of New York Mellon Corp.	4.414%	7/24/26	13,778	13,621
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,885	17,894
[4]	Bank of New York Mellon Corp.	2.050%	1/26/27	6,849	6,375
	Bank of New York Mellon Corp.	4.947%	4/26/27	14,151	14,064
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	28,414	27,131
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	9,709	9,214
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	20,050	19,178
[4]	Bank of New York Mellon Corp.	1.650%	7/14/28	8,292	7,319
[4]	Bank of New York Mellon Corp.	3.000%	10/30/28	7,194	6,602
	Bank of New York Mellon Corp.	4.543%	2/1/29	12,689	12,438
[4]	Bank of New York Mellon Corp.	3.300%	8/23/29	9,294	8,498
[4]	Bank of New York Mellon Corp.	6.317%	10/25/29	10,505	10,978
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	21,915	21,777
	Bank of New York Mellon Corp.	2.500%	1/26/32	7,679	6,425
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	26,510	27,478
	Bank of New York Mellon Corp.	4.706%	2/1/34	26,146	25,013
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	28,320	27,594
[4]	Bank of New York Mellon Corp.	6.474%	10/25/34	19,620	21,158
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	17,800	17,571
	Bank of Nova Scotia	0.650%	7/31/24	1,903	1,895
	Bank of Nova Scotia	4.500%	12/16/25	36,956	36,377
	Bank of Nova Scotia	1.350%	6/24/26	95	88
	Bank of Nova Scotia	2.700%	8/3/26	24,113	22,843
	Bank of Nova Scotia	1.300%	9/15/26	16,693	15,301
	Bank of Nova Scotia	5.350%	12/7/26	6,639	6,646
	Bank of Nova Scotia	1.950%	2/2/27	8,388	7,737
[4]	Bank of Nova Scotia	5.400%	6/4/27	5,015	5,040
	Bank of Nova Scotia	5.250%	6/12/28	12,875	12,929
[4]	Bank of Nova Scotia	5.450%	8/1/29	4,595	4,639
	Bank of Nova Scotia	4.850%	2/1/30	8,447	8,305
	Bank of Nova Scotia	2.450%	2/2/32	8,105	6,685
	Bank of Nova Scotia	5.650%	2/1/34	10,138	10,300
	Bank of Nova Scotia	4.588%	5/4/37	14,939	13,464
	BankUnited Inc.	4.875%	11/17/25	130	128
	Barclays plc	4.375%	1/12/26	32,638	32,101
[4]	Barclays plc	2.852%	5/7/26	26,785	26,113
	Barclays plc	5.200%	5/12/26	17,357	17,155
	Barclays plc	5.304%	8/9/26	11,220	11,146
	Barclays plc	7.325%	11/2/26	25,925	26,387
	Barclays plc	5.829%	5/9/27	36,610	36,648
	Barclays plc	6.496%	9/13/27	15,050	15,299
	Barclays plc	2.279%	11/24/27	90	83
	Barclays plc	4.337%	1/10/28	17,094	16,439
	Barclays plc	5.674%	3/12/28	9,260	9,273
	Barclays plc	4.836%	5/9/28	40,166	38,759
	Barclays plc	5.501%	8/9/28	12,015	11,986
	Barclays plc	7.385%	11/2/28	25,660	27,009
[4]	Barclays plc	4.972%	5/16/29	27,187	26,604
	Barclays plc	6.490%	9/13/29	24,619	25,472
	Barclays plc	5.690%	3/12/30	10,905	10,936
[4]	Barclays plc	5.088%	6/20/30	19,229	18,393
	Barclays plc	2.645%	6/24/31	28,992	24,611
	Barclays plc	2.667%	3/10/32	6,908	5,735
	Barclays plc	2.894%	11/24/32	13,069	10,815
	Barclays plc	5.746%	8/9/33	13,685	13,654
	Barclays plc	7.437%	11/2/33	46,807	51,485
59

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	6.224%	5/9/34	20,181	20,684
	Barclays plc	7.119%	6/27/34	21,166	22,499
	Barclays plc	6.692%	9/13/34	20,275	21,488
	Barclays plc	3.564%	9/23/35	26,215	22,526
	Barclays plc	3.811%	3/10/42	6,480	4,999
	Barclays plc	3.330%	11/24/42	7,362	5,277
	Barclays plc	5.250%	8/17/45	8,191	7,712
	Barclays plc	4.950%	1/10/47	23,218	20,706
	Barclays plc	6.036%	3/12/55	10,055	10,190
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	12,012	11,257
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	4,296	3,671
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	13,466	11,783
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	7,951	8,449
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	14,851	13,466
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	8,257	7,225
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	32,690	27,443
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	25,869	22,105
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	22,936	14,756
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	6,506	3,907
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	43,574	33,717
	Berkshire Hathaway Inc.	3.125%	3/15/26	38,025	36,824
	Berkshire Hathaway Inc.	4.500%	2/11/43	5,210	4,823
	BGC Group Inc.	8.000%	5/25/28	2,910	3,068
	BlackRock Funding Inc.	5.000%	3/14/34	12,950	12,853
	BlackRock Funding Inc.	5.250%	3/14/54	13,405	12,951
	BlackRock Inc.	3.200%	3/15/27	9,046	8,688
	BlackRock Inc.	3.250%	4/30/29	12,925	12,049
	BlackRock Inc.	2.400%	4/30/30	18,190	15,879
	BlackRock Inc.	1.900%	1/28/31	16,855	13,973
	BlackRock Inc.	2.100%	2/25/32	15,730	12,813
	BlackRock Inc.	4.750%	5/25/33	8,272	8,106
	BlackRock TCP Capital Corp.	6.950%	5/30/29	1,975	1,928
	Blackstone Private Credit Fund	7.050%	9/29/25	3,455	3,488
	Blackstone Private Credit Fund	2.625%	12/15/26	11,794	10,790
	Blackstone Private Credit Fund	3.250%	3/15/27	12,870	11,882
[7]	Blackstone Private Credit Fund	7.300%	11/27/28	6,005	6,219
[7]	Blackstone Private Credit Fund	5.950%	7/16/29	13,255	12,983
[7]	Blackstone Private Credit Fund	6.250%	1/25/31	9,415	9,340
	Blackstone Secured Lending Fund	3.625%	1/15/26	10,312	9,900
	Blackstone Secured Lending Fund	2.750%	9/16/26	9,148	8,470
	Blackstone Secured Lending Fund	5.875%	11/15/27	4,513	4,481
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,721	4,138
	Blue Owl Capital Corp.	3.750%	7/22/25	11,610	11,319
	Blue Owl Capital Corp.	4.250%	1/15/26	12,195	11,828
	Blue Owl Capital Corp.	3.400%	7/15/26	7,726	7,280
	Blue Owl Capital Corp.	2.625%	1/15/27	10,166	9,292
	Blue Owl Capital Corp.	2.875%	6/11/28	12,260	10,843
	Blue Owl Capital Corp.	5.950%	3/15/29	6,445	6,348
	Blue Owl Credit Income Corp.	7.950%	6/13/28	14,150	14,632
[7]	Blue Owl Credit Income Corp.	6.600%	9/15/29	6,500	6,411
	Blue Owl Credit Income Corp.	6.650%	3/15/31	17,915	17,523
[7]	Blue Owl Finance LLC	6.250%	4/18/34	11,940	11,981
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	8,646	7,765
[7]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	8,065	7,889
[4]	BPCE SA	3.375%	12/2/26	7,180	6,877
	Brighthouse Financial Inc.	5.625%	5/15/30	9,143	9,139
	Brighthouse Financial Inc.	4.700%	6/22/47	9,531	7,397
	Brighthouse Financial Inc.	3.850%	12/22/51	8,513	5,405
	Brookfield Capital Finance LLC	6.087%	6/14/33	5,739	5,901
	Brookfield Finance Inc.	4.250%	6/2/26	3,055	2,987
	Brookfield Finance Inc.	3.900%	1/25/28	9,346	8,916
	Brookfield Finance Inc.	4.850%	3/29/29	22,627	22,228
	Brookfield Finance Inc.	4.350%	4/15/30	11,515	10,909
	Brookfield Finance Inc.	2.724%	4/15/31	7,300	6,179
	Brookfield Finance Inc.	6.350%	1/5/34	6,857	7,191
	Brookfield Finance Inc.	5.675%	1/15/35	6,500	6,429
	Brookfield Finance Inc.	4.700%	9/20/47	10,066	8,517
	Brookfield Finance Inc.	3.500%	3/30/51	6,082	4,211
	Brookfield Finance Inc.	3.625%	2/15/52	7,058	4,918
	Brookfield Finance Inc.	5.968%	3/4/54	10,750	10,633
60

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance LLC	3.450%	4/15/50	9,516	6,527
	Brown & Brown Inc.	4.500%	3/15/29	8,356	8,057
	Brown & Brown Inc.	2.375%	3/15/31	18,742	15,486
	Brown & Brown Inc.	4.200%	3/17/32	4,480	4,091
	Brown & Brown Inc.	5.650%	6/11/34	3,200	3,181
	Brown & Brown Inc.	4.950%	3/17/52	9,265	7,879
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,308	2,179
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	17,753	16,437
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	6,860	6,895
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	10,715	10,253
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	8,400	8,387
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	16,031	15,909
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	16,896	17,365
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	5,090	5,080
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	21,650	19,156
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	15,540	16,094
	Capital One Financial Corp.	4.200%	10/29/25	21,986	21,520
	Capital One Financial Corp.	2.636%	3/3/26	16,321	15,971
	Capital One Financial Corp.	3.750%	7/28/26	38,256	36,933
	Capital One Financial Corp.	3.750%	3/9/27	43,633	41,899
	Capital One Financial Corp.	3.650%	5/11/27	12,833	12,270
	Capital One Financial Corp.	7.149%	10/29/27	6,040	6,239
	Capital One Financial Corp.	1.878%	11/2/27	16,848	15,450
	Capital One Financial Corp.	3.800%	1/31/28	50,905	48,384
	Capital One Financial Corp.	4.927%	5/10/28	8,075	7,970
	Capital One Financial Corp.	5.468%	2/1/29	6,110	6,085
	Capital One Financial Corp.	6.312%	6/8/29	6,085	6,227
	Capital One Financial Corp.	5.700%	2/1/30	22,399	22,489
	Capital One Financial Corp.	3.273%	3/1/30	14,198	12,804
[4]	Capital One Financial Corp.	7.624%	10/30/31	10,975	12,072
	Capital One Financial Corp.	2.618%	11/2/32	8,668	7,049
	Capital One Financial Corp.	5.817%	2/1/34	42,896	42,455
	Capital One Financial Corp.	6.377%	6/8/34	26,677	27,393
	Capital One Financial Corp.	6.051%	2/1/35	15,742	15,834
	Cboe Global Markets Inc.	3.650%	1/12/27	16,096	15,526
	Cboe Global Markets Inc.	1.625%	12/15/30	6,600	5,393
	Charles Schwab Corp.	3.450%	2/13/26	8,540	8,289
	Charles Schwab Corp.	0.900%	3/11/26	22,079	20,487
	Charles Schwab Corp.	1.150%	5/13/26	21,501	19,892
	Charles Schwab Corp.	5.875%	8/24/26	13,675	13,830
	Charles Schwab Corp.	3.200%	3/2/27	15,540	14,790
	Charles Schwab Corp.	2.450%	3/3/27	20,378	19,005
	Charles Schwab Corp.	3.300%	4/1/27	25,286	24,124
	Charles Schwab Corp.	3.200%	1/25/28	8,971	8,420
	Charles Schwab Corp.	2.000%	3/20/28	3,440	3,087
	Charles Schwab Corp.	4.000%	2/1/29	11,912	11,430
	Charles Schwab Corp.	5.643%	5/19/29	15,525	15,725
	Charles Schwab Corp.	3.250%	5/22/29	11,375	10,481
	Charles Schwab Corp.	2.750%	10/1/29	11,440	10,276
	Charles Schwab Corp.	1.650%	3/11/31	16,457	13,225
	Charles Schwab Corp.	2.300%	5/13/31	16,467	13,826
	Charles Schwab Corp.	1.950%	12/1/31	13,836	11,062
	Charles Schwab Corp.	2.900%	3/3/32	16,943	14,486
	Charles Schwab Corp.	6.136%	8/24/34	16,650	17,340
	Chubb Corp.	6.000%	5/11/37	8,243	8,792
[4]	Chubb Corp.	6.500%	5/15/38	7,615	8,491
	Chubb INA Holdings LLC	3.350%	5/3/26	22,230	21,508
	Chubb INA Holdings LLC	1.375%	9/15/30	19,366	15,789
	Chubb INA Holdings LLC	5.000%	3/15/34	12,740	12,622
	Chubb INA Holdings LLC	6.700%	5/15/36	2,030	2,281
	Chubb INA Holdings LLC	4.150%	3/13/43	5,738	4,905
	Chubb INA Holdings LLC	4.350%	11/3/45	34,672	29,943
	Chubb INA Holdings LLC	2.850%	12/15/51	5,220	3,414
	Chubb INA Holdings LLC	3.050%	12/15/61	4,970	3,160
	CI Financial Corp.	3.200%	12/17/30	11,041	8,707
[4]	Cincinnati Financial Corp.	6.920%	5/15/28	4,670	4,942
	Cincinnati Financial Corp.	6.125%	11/1/34	4,724	4,914
	Citibank NA	5.864%	9/29/25	24,307	24,429
[4]	Citibank NA	5.438%	4/30/26	20,515	20,588
[4]	Citibank NA	5.488%	12/4/26	28,750	28,892
61

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citibank NA	5.803%	9/29/28	30,685	31,518
[4]	Citibank NA	5.570%	4/30/34	25,790	26,217
	Citigroup Inc.	5.500%	9/13/25	24,394	24,367
	Citigroup Inc.	3.700%	1/12/26	29,037	28,284
	Citigroup Inc.	4.600%	3/9/26	35,246	34,686
	Citigroup Inc.	3.400%	5/1/26	19,105	18,449
	Citigroup Inc.	5.610%	9/29/26	17,014	17,008
	Citigroup Inc.	3.200%	10/21/26	65,388	62,325
	Citigroup Inc.	4.300%	11/20/26	8,395	8,195
	Citigroup Inc.	1.462%	6/9/27	4,188	3,882
	Citigroup Inc.	4.450%	9/29/27	60,788	59,258
[4]	Citigroup Inc.	3.887%	1/10/28	66,083	63,821
[4]	Citigroup Inc.	3.070%	2/24/28	3,905	3,686
	Citigroup Inc.	4.658%	5/24/28	6,577	6,471
[4]	Citigroup Inc.	3.668%	7/24/28	50,276	47,919
	Citigroup Inc.	4.125%	7/25/28	13,563	13,010
[4]	Citigroup Inc.	3.520%	10/27/28	30,982	29,283
[4]	Citigroup Inc.	4.075%	4/23/29	19,216	18,416
	Citigroup Inc.	5.174%	2/13/30	23,925	23,780
[4]	Citigroup Inc.	3.980%	3/20/30	23,757	22,414
[4]	Citigroup Inc.	2.976%	11/5/30	22,361	19,916
[4]	Citigroup Inc.	2.666%	1/29/31	34,547	30,053
[4]	Citigroup Inc.	4.412%	3/31/31	62,011	59,101
[4]	Citigroup Inc.	2.572%	6/3/31	23,061	19,785
	Citigroup Inc.	2.561%	5/1/32	3,558	2,965
	Citigroup Inc.	6.625%	6/15/32	12,341	13,166
	Citigroup Inc.	2.520%	11/3/32	16,316	13,420
	Citigroup Inc.	3.057%	1/25/33	39,968	33,893
	Citigroup Inc.	5.875%	2/22/33	5,501	5,608
	Citigroup Inc.	3.785%	3/17/33	77,598	69,169
	Citigroup Inc.	4.910%	5/24/33	9,530	9,162
	Citigroup Inc.	6.000%	10/31/33	15,193	15,604
	Citigroup Inc.	6.270%	11/17/33	34,769	36,448
	Citigroup Inc.	6.174%	5/25/34	7,970	8,107
	Citigroup Inc.	5.449%	6/11/35	45,000	44,656
	Citigroup Inc.	6.125%	8/25/36	16,228	16,599
[4]	Citigroup Inc.	3.878%	1/24/39	25,097	20,995
	Citigroup Inc.	8.125%	7/15/39	30,111	37,614
[4]	Citigroup Inc.	5.316%	3/26/41	15,455	14,895
	Citigroup Inc.	5.875%	1/30/42	7,875	8,079
	Citigroup Inc.	2.904%	11/3/42	6,610	4,606
	Citigroup Inc.	6.675%	9/13/43	7,830	8,520
	Citigroup Inc.	4.950%	11/7/43	5,019	4,302
	Citigroup Inc.	5.300%	5/6/44	23,044	21,432
	Citigroup Inc.	4.650%	7/30/45	13,353	11,656
	Citigroup Inc.	4.750%	5/18/46	43,093	36,945
[4]	Citigroup Inc.	4.281%	4/24/48	14,470	12,016
	Citigroup Inc.	4.650%	7/23/48	22,265	19,410
[6]	Citigroup Inc., SOFR + 0.686%	6.072%	10/30/24	75	75
[4]	Citizens Bank NA	3.750%	2/18/26	7,490	7,250
	Citizens Bank NA	4.575%	8/9/28	9,336	9,013
	Citizens Financial Group Inc.	2.850%	7/27/26	30,876	29,173
	Citizens Financial Group Inc.	5.841%	1/23/30	7,780	7,754
	Citizens Financial Group Inc.	2.500%	2/6/30	6,547	5,547
	Citizens Financial Group Inc.	3.250%	4/30/30	5,271	4,639
	Citizens Financial Group Inc.	4.300%	2/11/31	5,250	4,623
	Citizens Financial Group Inc.	2.638%	9/30/32	13,098	10,039
	Citizens Financial Group Inc.	6.645%	4/25/35	9,567	9,897
	CME Group Inc.	3.750%	6/15/28	1,774	1,708
	CME Group Inc.	2.650%	3/15/32	3,667	3,144
	CME Group Inc.	5.300%	9/15/43	13,107	13,097
	CME Group Inc.	4.150%	6/15/48	10,810	9,108
	CNA Financial Corp.	4.500%	3/1/26	4,598	4,528
	CNA Financial Corp.	3.450%	8/15/27	10,445	9,900
	CNA Financial Corp.	3.900%	5/1/29	4,733	4,486
	CNA Financial Corp.	2.050%	8/15/30	4,205	3,503
	CNA Financial Corp.	5.500%	6/15/33	4,649	4,639
	CNA Financial Corp.	5.125%	2/15/34	7,373	7,142
	CNO Financial Group Inc.	5.250%	5/30/29	8,402	8,146
	CNO Financial Group Inc.	6.450%	6/15/34	9,000	8,995
62

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Comerica Bank	4.000%	7/27/25	3,261	3,189
	Comerica Bank	5.332%	8/25/33	5,865	5,277
	Comerica Inc.	4.000%	2/1/29	6,659	6,107
	Comerica Inc.	5.982%	1/30/30	10,735	10,579
	Commonwealth Bank of Australia	5.499%	9/12/25	115	115
	Commonwealth Bank of Australia	5.316%	3/13/26	16,991	17,051
[4]	Cooperatieve Rabobank UA	5.500%	7/18/25	9,125	9,137
	Cooperatieve Rabobank UA	4.375%	8/4/25	19,246	18,948
	Cooperatieve Rabobank UA	4.850%	1/9/26	10,440	10,381
[4]	Cooperatieve Rabobank UA	3.750%	7/21/26	20,453	19,692
	Cooperatieve Rabobank UA	5.500%	10/5/26	13,285	13,369
	Cooperatieve Rabobank UA	5.041%	3/5/27	125	125
	Cooperatieve Rabobank UA	4.800%	1/9/29	12,875	12,757
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	17,321	17,118
	Cooperatieve Rabobank UA	5.750%	12/1/43	17,256	17,007
	Cooperatieve Rabobank UA	5.250%	8/4/45	19,351	18,333
	Corebridge Financial Inc.	3.650%	4/5/27	13,370	12,800
	Corebridge Financial Inc.	3.850%	4/5/29	15,532	14,559
	Corebridge Financial Inc.	3.900%	4/5/32	17,750	15,898
[7]	Corebridge Financial Inc.	6.050%	9/15/33	5,590	5,722
	Corebridge Financial Inc.	5.750%	1/15/34	7,618	7,667
	Corebridge Financial Inc.	4.350%	4/5/42	8,970	7,400
	Corebridge Financial Inc.	4.400%	4/5/52	3,855	3,035
	Credit Suisse USA LLC	7.125%	7/15/32	17,599	19,340
[4]	Deutsche Bank AG	4.100%	1/13/26	11,562	11,312
	Deutsche Bank AG	6.119%	7/14/26	36,008	36,052
	Deutsche Bank AG	2.129%	11/24/26	29,277	27,786
	Deutsche Bank AG	7.146%	7/13/27	18,505	18,954
	Deutsche Bank AG	2.311%	11/16/27	27,184	25,084
	Deutsche Bank AG	2.552%	1/7/28	8,482	7,840
	Deutsche Bank AG	5.706%	2/8/28	6,975	6,962
	Deutsche Bank AG	6.720%	1/18/29	40,844	42,138
	Deutsche Bank AG	6.819%	11/20/29	30,245	31,445
	Deutsche Bank AG	5.882%	7/8/31	4,482	4,391
[4]	Deutsche Bank AG	3.547%	9/18/31	10,526	9,256
	Deutsche Bank AG	3.729%	1/14/32	17,869	15,098
	Deutsche Bank AG	4.875%	12/1/32	16,722	15,713
	Deutsche Bank AG	3.742%	1/7/33	16,174	13,321
	Deutsche Bank AG	7.079%	2/10/34	8,419	8,570
[4]	Discover Bank	4.250%	3/13/26	13,016	12,695
[4]	Discover Bank	3.450%	7/27/26	19,808	18,919
[4]	Discover Bank	4.650%	9/13/28	16,722	16,034
[4]	Discover Bank	2.700%	2/6/30	5,321	4,569
	Discover Financial Services	4.500%	1/30/26	12,193	11,943
	Discover Financial Services	4.100%	2/9/27	33,777	32,466
	Eaton Vance Corp.	3.500%	4/6/27	4,655	4,449
	Enact Holdings Inc.	6.250%	5/28/29	9,685	9,691
	Enstar Finance LLC	5.500%	1/15/42	8,103	7,825
	Enstar Group Ltd.	4.950%	6/1/29	12,970	12,460
	Enstar Group Ltd.	3.100%	9/1/31	7,523	6,214
	Equitable Holdings Inc.	4.350%	4/20/28	19,306	18,689
	Equitable Holdings Inc.	5.594%	1/11/33	1,695	1,717
	Equitable Holdings Inc.	5.000%	4/20/48	17,721	15,891
[2]	Essent Group Ltd.	6.250%	7/1/29	6,400	6,393
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,925	3,443
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	12,905	8,683
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	12,905	7,974
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	11,432	11,224
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,973	6,647
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	2,655	2,309
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	9,650	9,535
[7]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	4,725	4,799
[7]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	12,780	12,794
[7]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	7,500	7,248
	Fidelity National Financial Inc.	4.500%	8/15/28	7,850	7,609
	Fidelity National Financial Inc.	3.400%	6/15/30	12,391	10,996
	Fidelity National Financial Inc.	2.450%	3/15/31	8,608	7,022
	Fidelity National Financial Inc.	3.200%	9/17/51	10,875	6,690
	Fifth Third Bancorp	2.550%	5/5/27	17,037	15,782
	Fifth Third Bancorp	1.707%	11/1/27	9,257	8,484
63

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fifth Third Bancorp	3.950%	3/14/28	16,704	15,937
	Fifth Third Bancorp	4.055%	4/25/28	5,284	5,056
	Fifth Third Bancorp	6.339%	7/27/29	15,615	16,012
	Fifth Third Bancorp	4.772%	7/28/30	9,660	9,291
	Fifth Third Bancorp	5.631%	1/29/32	11,600	11,494
	Fifth Third Bancorp	8.250%	3/1/38	14,714	17,394
[4]	Fifth Third Bank NA	3.950%	7/28/25	13,745	13,502
[4]	Fifth Third Bank NA	3.850%	3/15/26	14,641	14,207
[4]	Fifth Third Bank NA	2.250%	2/1/27	8,830	8,168
	First American Financial Corp.	4.000%	5/15/30	320	288
	First American Financial Corp.	2.400%	8/15/31	9,888	7,887
[4]	First Horizon Bank	5.750%	5/1/30	5,935	5,655
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	6,041	6,155
	Franklin Resources Inc.	1.600%	10/30/30	10,404	8,413
	Franklin Resources Inc.	2.950%	8/12/51	6,318	3,929
	FS KKR Capital Corp.	3.400%	1/15/26	15,198	14,466
	FS KKR Capital Corp.	2.625%	1/15/27	5,341	4,821
	FS KKR Capital Corp.	3.250%	7/15/27	100	91
	FS KKR Capital Corp.	3.125%	10/12/28	6,252	5,428
	FS KKR Capital Corp.	6.875%	8/15/29	5,100	5,055
	GATX Corp.	3.250%	9/15/26	3,945	3,771
	GATX Corp.	5.400%	3/15/27	1,409	1,410
	GATX Corp.	3.850%	3/30/27	14,206	13,680
	GATX Corp.	3.500%	3/15/28	7,278	6,826
	GATX Corp.	4.550%	11/7/28	10,678	10,433
	GATX Corp.	4.700%	4/1/29	5,170	5,056
	GATX Corp.	4.000%	6/30/30	5,084	4,732
	GATX Corp.	1.900%	6/1/31	5,870	4,711
	GATX Corp.	3.500%	6/1/32	4,235	3,681
	GATX Corp.	5.450%	9/15/33	4,420	4,360
	GATX Corp.	6.050%	3/15/34	2,535	2,592
	GATX Corp.	6.900%	5/1/34	9,460	10,297
	GATX Corp.	5.200%	3/15/44	1,551	1,433
	GATX Corp.	4.500%	3/30/45	1,952	1,569
	GATX Corp.	3.100%	6/1/51	7,242	4,577
	GATX Corp.	6.050%	6/5/54	1,700	1,704
	Globe Life Inc.	4.550%	9/15/28	7,062	6,704
	Globe Life Inc.	2.150%	8/15/30	6,660	5,337
[4]	Goldman Sachs Bank USA	5.283%	3/18/27	29,175	29,070
	Goldman Sachs Bank USA	5.414%	5/21/27	26,765	26,733
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,250	7,872
	Goldman Sachs Capital I	6.345%	2/15/34	14,836	15,324
	Goldman Sachs Group Inc.	4.250%	10/21/25	24,421	23,995
	Goldman Sachs Group Inc.	3.750%	2/25/26	39,070	38,075
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,670	23,683
	Goldman Sachs Group Inc.	3.500%	11/16/26	57,242	54,943
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	22,613	21,141
	Goldman Sachs Group Inc.	5.950%	1/15/27	16,443	16,718
	Goldman Sachs Group Inc.	3.850%	1/26/27	43,915	42,441
	Goldman Sachs Group Inc.	1.431%	3/9/27	13,396	12,499
	Goldman Sachs Group Inc.	4.387%	6/15/27	2,080	2,039
	Goldman Sachs Group Inc.	1.542%	9/10/27	12,599	11,569
	Goldman Sachs Group Inc.	1.948%	10/21/27	35,119	32,429
	Goldman Sachs Group Inc.	2.640%	2/24/28	30,486	28,433
	Goldman Sachs Group Inc.	3.615%	3/15/28	32,622	31,186
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	36,939	35,331
	Goldman Sachs Group Inc.	4.482%	8/23/28	11,313	11,051
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	85,918	81,503
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	26,379	25,392
	Goldman Sachs Group Inc.	6.484%	10/24/29	15,965	16,672
	Goldman Sachs Group Inc.	3.800%	3/15/30	72,566	67,839
	Goldman Sachs Group Inc.	5.727%	4/25/30	24,590	25,024
	Goldman Sachs Group Inc.	1.992%	1/27/32	27,544	22,377
	Goldman Sachs Group Inc.	2.615%	4/22/32	20,695	17,396
	Goldman Sachs Group Inc.	2.383%	7/21/32	27,297	22,433
	Goldman Sachs Group Inc.	2.650%	10/21/32	42,301	35,179
	Goldman Sachs Group Inc.	6.125%	2/15/33	6,688	7,083
	Goldman Sachs Group Inc.	3.102%	2/24/33	60,699	51,918
	Goldman Sachs Group Inc.	6.561%	10/24/34	851	915
	Goldman Sachs Group Inc.	5.851%	4/25/35	8,100	8,299
64

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.450%	5/1/36	19,236	20,493
	Goldman Sachs Group Inc.	6.750%	10/1/37	61,712	66,635
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	62,697	53,330
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	60,149	53,141
	Goldman Sachs Group Inc.	6.250%	2/1/41	21,464	22,799
	Goldman Sachs Group Inc.	3.210%	4/22/42	27,483	20,360
	Goldman Sachs Group Inc.	2.908%	7/21/42	1,815	1,275
	Goldman Sachs Group Inc.	3.436%	2/24/43	1,000	754
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	27,300	24,634
	Goldman Sachs Group Inc.	5.150%	5/22/45	36,914	34,521
[4,6]	Goldman Sachs Group Inc., SOFR + 0.486%	5.881%	10/21/24	50	50
	Golub Capital BDC Inc.	2.500%	8/24/26	2,712	2,498
	Golub Capital BDC Inc.	2.050%	2/15/27	4,560	4,092
	Golub Capital BDC Inc.	7.050%	12/5/28	5,823	5,940
	Golub Capital BDC Inc.	6.000%	7/15/29	7,774	7,632
[2,7]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	5,000	4,918
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,507	6,387
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,200	1,852
	Hartford Financial Services Group Inc.	2.800%	8/19/29	7,125	6,333
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	4,731
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	6,106
	Hartford Financial Services Group Inc.	4.300%	4/15/43	7,440	6,273
	Hartford Financial Services Group Inc.	4.400%	3/15/48	3,395	2,824
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	12,852
	Hartford Financial Services Group Inc.	2.900%	9/15/51	5,600	3,515
[7]	HPS Corporate Lending Fund	6.250%	9/30/29	5,000	4,941
[4]	HSBC Bank USA NA	5.875%	11/1/34	2,760	2,886
[4]	HSBC Bank USA NA	5.625%	8/15/35	445	439
[4]	HSBC Bank USA NA	7.000%	1/15/39	9,061	10,158
	HSBC Holdings plc	4.250%	8/18/25	6,121	6,011
	HSBC Holdings plc	4.300%	3/8/26	37,674	37,031
	HSBC Holdings plc	3.900%	5/25/26	36,962	35,959
[4]	HSBC Holdings plc	2.099%	6/4/26	93,738	90,627
[4]	HSBC Holdings plc	4.292%	9/12/26	58,492	57,461
	HSBC Holdings plc	7.336%	11/3/26	19,807	20,235
	HSBC Holdings plc	4.375%	11/23/26	22,675	22,096
	HSBC Holdings plc	1.589%	5/24/27	17,826	16,609
	HSBC Holdings plc	2.251%	11/22/27	20,611	19,104
[4]	HSBC Holdings plc	4.041%	3/13/28	34,981	33,703
	HSBC Holdings plc	5.597%	5/17/28	20,325	20,404
	HSBC Holdings plc	4.755%	6/9/28	46,176	45,420
	HSBC Holdings plc	5.210%	8/11/28	25,241	25,065
[4]	HSBC Holdings plc	2.013%	9/22/28	58,319	52,370
	HSBC Holdings plc	7.390%	11/3/28	20,985	22,194
	HSBC Holdings plc	6.161%	3/9/29	26,035	26,627
[4]	HSBC Holdings plc	4.583%	6/19/29	32,293	31,213
	HSBC Holdings plc	2.206%	8/17/29	25,200	22,148
	HSBC Holdings plc	4.950%	3/31/30	17,638	17,334
[4]	HSBC Holdings plc	3.973%	5/22/30	42,087	39,312
[4]	HSBC Holdings plc	2.848%	6/4/31	18,555	16,025
[4]	HSBC Holdings plc	2.357%	8/18/31	19,131	15,979
	HSBC Holdings plc	5.733%	5/17/32	4,766	4,778
[4]	HSBC Holdings plc	7.625%	5/17/32	8,260	9,051
	HSBC Holdings plc	2.804%	5/24/32	48,662	40,749
	HSBC Holdings plc	2.871%	11/22/32	41,992	34,936
[4]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,129
	HSBC Holdings plc	4.762%	3/29/33	18,247	16,857
	HSBC Holdings plc	5.402%	8/11/33	11,360	11,218
	HSBC Holdings plc	8.113%	11/3/33	22,676	25,633
	HSBC Holdings plc	6.254%	3/9/34	28,296	29,464
	HSBC Holdings plc	6.547%	6/20/34	12,370	12,771
	HSBC Holdings plc	7.399%	11/13/34	26,675	28,936
	HSBC Holdings plc	5.719%	3/4/35	16,250	16,338
[4]	HSBC Holdings plc	6.500%	5/2/36	22,669	23,450
[4]	HSBC Holdings plc	6.500%	9/15/37	44,784	45,906
[4]	HSBC Holdings plc	6.800%	6/1/38	12,268	12,977
	HSBC Holdings plc	6.100%	1/14/42	9,103	9,683
	HSBC Holdings plc	6.332%	3/9/44	29,220	30,548
	HSBC Holdings plc	5.250%	3/14/44	33,379	30,948
	HSBC USA Inc.	5.294%	3/4/27	12,830	12,868
65

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	6.208%	8/21/29	19,995	20,409
	Huntington Bancshares Inc.	2.550%	2/4/30	18,330	15,677
	Huntington Bancshares Inc.	5.023%	5/17/33	8,649	8,179
	Huntington Bancshares Inc.	5.709%	2/2/35	16,122	15,875
[4]	Huntington National Bank	4.270%	11/25/26	5,750	5,446
	Huntington National Bank	4.552%	5/17/28	22,548	21,948
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	8,000	7,634
	ING Groep NV	3.950%	3/29/27	20,413	19,722
	ING Groep NV	6.083%	9/11/27	15,379	15,544
	ING Groep NV	4.017%	3/28/28	5,512	5,315
	ING Groep NV	4.550%	10/2/28	13,530	13,174
	ING Groep NV	4.050%	4/9/29	4,461	4,237
	ING Groep NV	5.335%	3/19/30	3,498	3,485
	ING Groep NV	2.727%	4/1/32	5,666	4,782
	ING Groep NV	4.252%	3/28/33	12,463	11,507
	ING Groep NV	6.114%	9/11/34	10,120	10,429
	ING Groep NV	5.550%	3/19/35	20,000	19,762
	Intercontinental Exchange Inc.	3.750%	12/1/25	17,373	16,987
	Intercontinental Exchange Inc.	3.100%	9/15/27	5,601	5,261
	Intercontinental Exchange Inc.	4.000%	9/15/27	9,382	9,076
	Intercontinental Exchange Inc.	3.750%	9/21/28	8,667	8,256
	Intercontinental Exchange Inc.	4.350%	6/15/29	8,526	8,254
	Intercontinental Exchange Inc.	2.100%	6/15/30	20,956	17,786
	Intercontinental Exchange Inc.	1.850%	9/15/32	37,533	29,105
	Intercontinental Exchange Inc.	4.600%	3/15/33	25,581	24,424
	Intercontinental Exchange Inc.	2.650%	9/15/40	13,536	9,392
	Intercontinental Exchange Inc.	4.250%	9/21/48	16,059	13,150
	Intercontinental Exchange Inc.	3.000%	6/15/50	18,840	12,231
	Intercontinental Exchange Inc.	4.950%	6/15/52	19,600	17,851
	Intercontinental Exchange Inc.	3.000%	9/15/60	28,364	16,964
	Intercontinental Exchange Inc.	5.200%	6/15/62	11,787	10,978
	Invesco Finance plc	5.375%	11/30/43	11,417	10,839
	Jackson Financial Inc.	3.125%	11/23/31	6,727	5,639
	Jackson Financial Inc.	4.000%	11/23/51	7,789	5,425
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	3,625	3,590
	Jefferies Financial Group Inc.	4.850%	1/15/27	8,086	7,980
	Jefferies Financial Group Inc.	6.450%	6/8/27	2,800	2,867
	Jefferies Financial Group Inc.	5.875%	7/21/28	6,245	6,307
	Jefferies Financial Group Inc.	4.150%	1/23/30	22,388	20,809
	Jefferies Financial Group Inc.	6.200%	4/14/34	19,015	19,270
	Jefferies Financial Group Inc.	6.250%	1/15/36	4,511	4,560
	Jefferies Financial Group Inc.	6.500%	1/20/43	5,079	5,301
	JPMorgan Chase & Co.	3.900%	7/15/25	54,004	53,179
	JPMorgan Chase & Co.	3.300%	4/1/26	62,754	60,754
	JPMorgan Chase & Co.	3.200%	6/15/26	60,498	58,261
	JPMorgan Chase & Co.	2.950%	10/1/26	59,362	56,552
	JPMorgan Chase & Co.	7.625%	10/15/26	9,528	10,038
	JPMorgan Chase & Co.	1.045%	11/19/26	37,445	35,184
	JPMorgan Chase & Co.	4.125%	12/15/26	18,559	18,077
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	52,050	50,848
	JPMorgan Chase & Co.	1.040%	2/4/27	4,991	4,650
	JPMorgan Chase & Co.	1.578%	4/22/27	8,407	7,850
	JPMorgan Chase & Co.	8.000%	4/29/27	14,793	15,884
	JPMorgan Chase & Co.	1.470%	9/22/27	20,634	18,947
	JPMorgan Chase & Co.	4.250%	10/1/27	20,597	20,079
	JPMorgan Chase & Co.	3.625%	12/1/27	18,431	17,633
	JPMorgan Chase & Co.	5.040%	1/23/28	33,340	33,169
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	80,799	77,847
	JPMorgan Chase & Co.	2.947%	2/24/28	5,460	5,143
	JPMorgan Chase & Co.	5.571%	4/22/28	25,905	26,116
	JPMorgan Chase & Co.	4.323%	4/26/28	24,739	24,125
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	29,121	27,790
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	13,721	12,596
	JPMorgan Chase & Co.	4.851%	7/25/28	20,041	19,826
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	48,863	46,207
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	37,627	36,009
	JPMorgan Chase & Co.	2.069%	6/1/29	36,930	32,847
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	37,479	36,071
	JPMorgan Chase & Co.	5.299%	7/24/29	42,823	42,973
	JPMorgan Chase & Co.	6.087%	10/23/29	18,857	19,479
66

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	26,289	25,510
	JPMorgan Chase & Co.	5.012%	1/23/30	28,773	28,538
	JPMorgan Chase & Co.	5.581%	4/22/30	43,205	43,889
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	33,069	30,902
	JPMorgan Chase & Co.	4.565%	6/14/30	1,983	1,925
[4]	JPMorgan Chase & Co.	8.750%	9/1/30	4,010	4,686
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	80,205	70,956
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	34,735	33,491
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	21,700	18,755
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	48,090	42,146
	JPMorgan Chase & Co.	1.764%	11/19/31	27,020	21,941
	JPMorgan Chase & Co.	1.953%	2/4/32	57,217	46,577
	JPMorgan Chase & Co.	2.580%	4/22/32	65,737	55,503
	JPMorgan Chase & Co.	2.545%	11/8/32	48,598	40,519
	JPMorgan Chase & Co.	2.963%	1/25/33	53,221	45,369
	JPMorgan Chase & Co.	4.586%	4/26/33	9,313	8,861
	JPMorgan Chase & Co.	4.912%	7/25/33	56,030	54,429
	JPMorgan Chase & Co.	5.717%	9/14/33	23,738	24,207
	JPMorgan Chase & Co.	5.350%	6/1/34	52,682	52,452
	JPMorgan Chase & Co.	5.336%	1/23/35	41,871	41,653
	JPMorgan Chase & Co.	5.766%	4/22/35	31,735	32,577
	JPMorgan Chase & Co.	6.400%	5/15/38	22,960	25,377
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	50,701	43,506
	JPMorgan Chase & Co.	5.500%	10/15/40	17,551	17,623
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	38,679	28,939
	JPMorgan Chase & Co.	5.600%	7/15/41	14,601	14,859
	JPMorgan Chase & Co.	2.525%	11/19/41	35,434	24,182
	JPMorgan Chase & Co.	5.400%	1/6/42	15,666	15,572
	JPMorgan Chase & Co.	3.157%	4/22/42	26,465	19,644
	JPMorgan Chase & Co.	5.625%	8/16/43	16,975	17,249
	JPMorgan Chase & Co.	4.850%	2/1/44	7,555	7,050
	JPMorgan Chase & Co.	4.950%	6/1/45	16,238	15,162
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	20,804	17,435
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	32,306	25,997
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	78,022	62,014
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	26,371	20,783
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	31,742	21,630
	JPMorgan Chase & Co.	3.328%	4/22/52	23,592	16,633
	JPMorgan Chase Bank NA	5.110%	12/8/26	370	370
	Kemper Corp.	4.350%	2/15/25	1	1
	Kemper Corp.	2.400%	9/30/30	5,640	4,613
	Kemper Corp.	3.800%	2/23/32	5,175	4,432
[4]	KeyBank NA	4.150%	8/8/25	10,289	10,091
[4]	KeyBank NA	3.400%	5/20/26	18,626	17,691
[4]	KeyBank NA	5.850%	11/15/27	8,331	8,302
[4]	KeyBank NA	4.390%	12/14/27	2,600	2,470
[4]	KeyBank NA	6.950%	2/1/28	3,898	4,000
[4]	KeyBank NA	4.900%	8/8/32	15,060	13,418
	KeyBank NA	5.000%	1/26/33	17,945	16,542
[4]	KeyCorp	4.150%	10/29/25	13,295	12,997
[4]	KeyCorp	2.250%	4/6/27	1,295	1,177
[4]	KeyCorp	4.100%	4/30/28	13,665	12,928
[4]	KeyCorp	2.550%	10/1/29	17,205	14,597
[4]	KeyCorp	4.789%	6/1/33	6,590	6,006
	KeyCorp	6.401%	3/6/35	9,095	9,224
	Lazard Group LLC	3.625%	3/1/27	14,122	13,515
	Lazard Group LLC	4.500%	9/19/28	7,592	7,331
	Lazard Group LLC	4.375%	3/11/29	5,148	4,921
	Lazard Group LLC	6.000%	3/15/31	5,100	5,154
	Legg Mason Inc.	4.750%	3/15/26	4,801	4,769
	Legg Mason Inc.	5.625%	1/15/44	8,378	8,144
	Lincoln National Corp.	3.625%	12/12/26	11,014	10,538
	Lincoln National Corp.	3.800%	3/1/28	11,196	10,689
	Lincoln National Corp.	3.050%	1/15/30	9,613	8,540
	Lincoln National Corp.	3.400%	1/15/31	4,990	4,392
	Lincoln National Corp.	6.300%	10/9/37	4,364	4,461
	Lincoln National Corp.	7.000%	6/15/40	7,172	7,763
	Lincoln National Corp.	4.350%	3/1/48	2,021	1,536
	Lincoln National Corp.	4.375%	6/15/50	1,700	1,295
	Lloyds Banking Group plc	4.582%	12/10/25	40,540	39,799
67

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.650%	3/24/26	13,893	13,634
	Lloyds Banking Group plc	4.716%	8/11/26	5,610	5,546
	Lloyds Banking Group plc	3.750%	1/11/27	30,833	29,659
	Lloyds Banking Group plc	5.985%	8/7/27	21,013	21,133
	Lloyds Banking Group plc	3.750%	3/18/28	3,190	3,051
	Lloyds Banking Group plc	4.375%	3/22/28	40,493	39,211
	Lloyds Banking Group plc	4.550%	8/16/28	17,680	17,166
[4]	Lloyds Banking Group plc	3.574%	11/7/28	49,768	46,817
	Lloyds Banking Group plc	5.871%	3/6/29	8,250	8,360
	Lloyds Banking Group plc	5.721%	6/5/30	9,950	10,030
	Lloyds Banking Group plc	4.976%	8/11/33	36,725	35,080
	Lloyds Banking Group plc	7.953%	11/15/33	7,015	7,879
	Lloyds Banking Group plc	5.679%	1/5/35	20,213	20,124
	Lloyds Banking Group plc	5.300%	12/1/45	6,237	5,685
	Lloyds Banking Group plc	3.369%	12/14/46	9,615	6,688
	Lloyds Banking Group plc	4.344%	1/9/48	13,069	10,200
	Loews Corp.	3.750%	4/1/26	820	799
	Loews Corp.	3.200%	5/15/30	9,220	8,360
	Loews Corp.	6.000%	2/1/35	6,143	6,468
	Loews Corp.	4.125%	5/15/43	6,837	5,703
	LPL Holdings Inc.	5.700%	5/20/27	6,175	6,200
	LPL Holdings Inc.	6.750%	11/17/28	6,215	6,526
	LPL Holdings Inc.	6.000%	5/20/34	6,435	6,420
	M&T Bank Corp.	4.553%	8/16/28	14,330	13,716
	M&T Bank Corp.	7.413%	10/30/29	11,015	11,588
	M&T Bank Corp.	6.082%	3/13/32	10,243	10,209
	M&T Bank Corp.	5.053%	1/27/34	16,362	15,138
	Main Street Capital Corp.	3.000%	7/14/26	7,785	7,292
	Main Street Capital Corp.	6.500%	6/4/27	3,900	3,903
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	7,053	7,017
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	8,519	8,361
[4]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,617	4,304
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	15,473	14,912
	Manulife Financial Corp.	4.150%	3/4/26	16,190	15,853
[4]	Manulife Financial Corp.	4.061%	2/24/32	10,400	9,964
	Manulife Financial Corp.	3.703%	3/16/32	6,940	6,322
	Manulife Financial Corp.	5.375%	3/4/46	10,728	10,331
	Markel Group Inc.	3.500%	11/1/27	6,995	6,629
	Markel Group Inc.	3.350%	9/17/29	3,891	3,568
	Markel Group Inc.	5.000%	4/5/46	6,438	5,688
	Markel Group Inc.	4.300%	11/1/47	5,483	4,381
	Markel Group Inc.	5.000%	5/20/49	5,296	4,682
	Markel Group Inc.	4.150%	9/17/50	6,850	5,260
	Markel Group Inc.	3.450%	5/7/52	4,970	3,338
	Markel Group Inc.	6.000%	5/16/54	7,885	7,806
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	8,124	7,930
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	17,698	17,299
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	9,045	7,708
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	3,338	3,482
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	5,284	5,553
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,910	7,037
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	5,469	5,459
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	23,918	22,245
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	6,073	5,130
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	6,360	5,168
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	13,500	12,097
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	818	510
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	4,035	4,368
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	2,715	2,641
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	12,935	13,066
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	5,576	5,418
	Mastercard Inc.	2.950%	11/21/26	24,665	23,539
	Mastercard Inc.	3.300%	3/26/27	17,970	17,248
	Mastercard Inc.	3.500%	2/26/28	6,546	6,268
	Mastercard Inc.	4.875%	3/9/28	8,855	8,902
	Mastercard Inc.	2.950%	6/1/29	17,199	15,809
	Mastercard Inc.	3.350%	3/26/30	19,350	17,903
	Mastercard Inc.	1.900%	3/15/31	5,826	4,860
	Mastercard Inc.	2.000%	11/18/31	10,909	8,964
	Mastercard Inc.	4.875%	5/9/34	7,000	6,920
68

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.800%	11/21/46	10,968	8,710
	Mastercard Inc.	3.950%	2/26/48	14,253	11,546
	Mastercard Inc.	3.650%	6/1/49	14,196	10,842
	Mastercard Inc.	3.850%	3/26/50	20,072	15,832
	Mastercard Inc.	2.950%	3/15/51	8,868	5,867
	Mercury General Corp.	4.400%	3/15/27	4,135	3,989
	MetLife Inc.	3.600%	11/13/25	9,532	9,321
	MetLife Inc.	4.550%	3/23/30	22,518	22,113
	MetLife Inc.	5.375%	7/15/33	16,162	16,304
	MetLife Inc.	6.375%	6/15/34	5,276	5,684
	MetLife Inc.	5.300%	12/15/34	6,400	6,383
[4]	MetLife Inc.	6.400%	12/15/36	8,347	8,452
[4]	MetLife Inc.	10.750%	8/1/39	1,371	1,827
	MetLife Inc.	5.875%	2/6/41	18,189	18,610
	MetLife Inc.	4.125%	8/13/42	11,313	9,380
	MetLife Inc.	4.875%	11/13/43	12,253	11,153
	MetLife Inc.	4.721%	12/15/44	8,024	7,081
	MetLife Inc.	4.050%	3/1/45	11,208	9,001
	MetLife Inc.	4.600%	5/13/46	2,773	2,414
	MetLife Inc.	5.000%	7/15/52	19,355	17,638
	MetLife Inc.	5.250%	1/15/54	12,820	12,167
	MGIC Investment Corp.	5.250%	8/15/28	2,666	2,598
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	20,049	19,210
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	16,683	15,807
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	58,131	56,089
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	13,851	12,814
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	27,153	25,738
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	25,494	23,690
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	19,884	19,131
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	11,790	11,408
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	14,316	14,219
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,775	4,607
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	13,337	13,356
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	10,792	10,852
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	23,283	21,993
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	26,925	26,938
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	25,927	23,631
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	33,003	28,750
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	12,100	12,071
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,480	8,749
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	28,466	23,404
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	9,621	7,966
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	21,520	18,183
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	8,940	8,347
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	4,475	4,409
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	15,916	16,013
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	35,679	35,837
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	38,695	38,534
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,869	1,685
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	4,120	3,639
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	22,207	18,547
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	2,797	2,711
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,998	2,879
	Mizuho Financial Group Inc.	1.234%	5/22/27	25,038	23,140
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,543	9,755
	Mizuho Financial Group Inc.	4.018%	3/5/28	21,581	20,747
	Mizuho Financial Group Inc.	5.667%	5/27/29	10,420	10,527
	Mizuho Financial Group Inc.	5.778%	7/6/29	10,360	10,501
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,600	16,854
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	31,520	28,387
[4]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,058	5,352
[4]	Mizuho Financial Group Inc.	2.201%	7/10/31	6,248	5,205
[4]	Mizuho Financial Group Inc.	1.979%	9/8/31	1,721	1,408
	Mizuho Financial Group Inc.	2.564%	9/13/31	10,930	8,885
	Mizuho Financial Group Inc.	2.172%	5/22/32	26,030	21,067
	Mizuho Financial Group Inc.	5.748%	7/6/34	38,420	38,953
	Mizuho Financial Group Inc.	5.579%	5/26/35	5,290	5,263
[4]	Morgan Stanley	4.000%	7/23/25	61,096	60,180
	Morgan Stanley	5.000%	11/24/25	31,839	31,606
[4]	Morgan Stanley	3.875%	1/27/26	37,180	36,345
69

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	4.679%	7/17/26	8,268	8,187
[4]	Morgan Stanley	3.125%	7/27/26	40,914	39,121
[4]	Morgan Stanley	6.250%	8/9/26	19,838	20,187
[4]	Morgan Stanley	4.350%	9/8/26	55,035	53,823
	Morgan Stanley	6.138%	10/16/26	19,830	19,963
	Morgan Stanley	0.985%	12/10/26	16,133	15,092
	Morgan Stanley	3.625%	1/20/27	43,280	41,725
	Morgan Stanley	5.050%	1/28/27	38,171	37,961
	Morgan Stanley	3.950%	4/23/27	56,069	54,152
	Morgan Stanley	1.593%	5/4/27	59,414	55,380
[4]	Morgan Stanley	1.512%	7/20/27	22,394	20,709
	Morgan Stanley	2.475%	1/21/28	14,181	13,220
[4]	Morgan Stanley	5.652%	4/13/28	18,450	18,628
	Morgan Stanley	4.210%	4/20/28	24,616	23,933
[4]	Morgan Stanley	3.591%	7/22/28	55,457	52,730
	Morgan Stanley	6.296%	10/18/28	23,212	23,933
[4]	Morgan Stanley	3.772%	1/24/29	17,412	16,578
	Morgan Stanley	5.123%	2/1/29	41,108	40,946
[4]	Morgan Stanley	5.164%	4/20/29	34,497	34,377
	Morgan Stanley	5.449%	7/20/29	32,101	32,292
	Morgan Stanley	6.407%	11/1/29	22,407	23,375
	Morgan Stanley	5.173%	1/16/30	18,985	18,928
[4]	Morgan Stanley	4.431%	1/23/30	35,998	34,800
	Morgan Stanley	5.656%	4/18/30	112,945	114,830
[4]	Morgan Stanley	2.699%	1/22/31	65,030	57,006
[4]	Morgan Stanley	3.622%	4/1/31	52,890	48,504
[4]	Morgan Stanley	1.794%	2/13/32	61,840	49,703
	Morgan Stanley	7.250%	4/1/32	21,980	24,935
[4]	Morgan Stanley	1.928%	4/28/32	27,331	21,964
[4]	Morgan Stanley	2.239%	7/21/32	62,992	51,531
[4]	Morgan Stanley	2.511%	10/20/32	18,216	15,070
	Morgan Stanley	2.943%	1/21/33	36,277	30,839
	Morgan Stanley	4.889%	7/20/33	11,097	10,699
	Morgan Stanley	6.342%	10/18/33	41,315	43,863
[4]	Morgan Stanley	5.250%	4/21/34	24,975	24,595
[4]	Morgan Stanley	5.424%	7/21/34	11,435	11,374
	Morgan Stanley	6.627%	11/1/34	30,675	33,131
	Morgan Stanley	5.466%	1/18/35	42,076	41,979
	Morgan Stanley	5.831%	4/19/35	49,685	50,989
	Morgan Stanley	2.484%	9/16/36	33,056	26,161
	Morgan Stanley	5.297%	4/20/37	19,920	19,078
	Morgan Stanley	5.948%	1/19/38	21,298	21,177
[4]	Morgan Stanley	3.971%	7/22/38	24,903	21,081
	Morgan Stanley	5.942%	2/7/39	10,290	10,193
[4]	Morgan Stanley	4.457%	4/22/39	29,882	26,708
	Morgan Stanley	3.217%	4/22/42	12,447	9,330
	Morgan Stanley	6.375%	7/24/42	38,033	41,811
	Morgan Stanley	4.300%	1/27/45	52,385	44,564
[4]	Morgan Stanley	4.375%	1/22/47	11,496	9,842
[4]	Morgan Stanley	5.597%	3/24/51	21,011	21,255
[4]	Morgan Stanley	2.802%	1/25/52	32,960	20,732
	Morgan Stanley Bank NA	5.479%	7/16/25	14,550	14,573
[4]	Morgan Stanley Bank NA	4.754%	4/21/26	23,666	23,458
[4]	Morgan Stanley Bank NA	5.882%	10/30/26	21,922	22,184
[4]	Morgan Stanley Bank NA	4.952%	1/14/28	9,840	9,766
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	27,180	27,368
[7]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	4,055	3,966
[4]	Munich Re America Corp.	7.450%	12/15/26	2,450	2,581
	Nasdaq Inc.	3.850%	6/30/26	9,870	9,609
	Nasdaq Inc.	5.350%	6/28/28	4,246	4,282
	Nasdaq Inc.	1.650%	1/15/31	9,880	7,922
	Nasdaq Inc.	5.550%	2/15/34	10,839	10,859
	Nasdaq Inc.	2.500%	12/21/40	11,362	7,426
	Nasdaq Inc.	3.250%	4/28/50	7,586	5,054
	Nasdaq Inc.	3.950%	3/7/52	6,242	4,633
	Nasdaq Inc.	5.950%	8/15/53	9,800	9,906
	Nasdaq Inc.	6.100%	6/28/63	10,125	10,272
	National Australia Bank Ltd.	4.750%	12/10/25	5,045	5,015
	National Australia Bank Ltd.	3.375%	1/14/26	11,041	10,750
[4]	National Australia Bank Ltd.	2.500%	7/12/26	27,778	26,378
70

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Australia Bank Ltd.	5.087%	6/11/27	6,675	6,688
	National Australia Bank Ltd.	4.900%	6/13/28	21,410	21,383
	National Australia Bank Ltd.	4.787%	1/10/29	11,292	11,221
	National Bank of Canada	5.600%	12/18/28	10,535	10,638
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	2,942	2,971
	NatWest Group plc	4.800%	4/5/26	11,158	11,020
	NatWest Group plc	7.472%	11/10/26	9,805	10,022
	NatWest Group plc	5.847%	3/2/27	11,510	11,537
	NatWest Group plc	1.642%	6/14/27	11,915	11,033
	NatWest Group plc	5.583%	3/1/28	3,145	3,149
[4]	NatWest Group plc	3.073%	5/22/28	29,509	27,609
	NatWest Group plc	5.516%	9/30/28	6,630	6,630
[4]	NatWest Group plc	4.892%	5/18/29	43,254	42,296
	NatWest Group plc	5.808%	9/13/29	11,590	11,738
[4]	NatWest Group plc	5.076%	1/27/30	45,816	45,035
[4]	NatWest Group plc	4.445%	5/8/30	7,128	6,814
	NatWest Group plc	6.016%	3/2/34	9,750	9,981
	NatWest Group plc	6.475%	6/1/34	13,370	13,584
	NatWest Group plc	5.778%	3/1/35	21,440	21,527
[4]	NatWest Group plc	3.032%	11/28/35	22,268	18,651
	New Mountain Finance Corp.	6.875%	2/1/29	2,160	2,109
	NMI Holdings Inc.	6.000%	8/15/29	2,932	2,907
	Nomura Holdings Inc.	5.099%	7/3/25	6,040	6,001
	Nomura Holdings Inc.	1.851%	7/16/25	20,696	19,887
	Nomura Holdings Inc.	1.653%	7/14/26	18,550	17,150
	Nomura Holdings Inc.	2.329%	1/22/27	17,020	15,732
[2]	Nomura Holdings Inc.	5.594%	7/2/27	2,600	2,602
	Nomura Holdings Inc.	5.386%	7/6/27	16,515	16,473
	Nomura Holdings Inc.	6.070%	7/12/28	3,550	3,632
	Nomura Holdings Inc.	2.172%	7/14/28	12,797	11,298
	Nomura Holdings Inc.	5.605%	7/6/29	10,795	10,844
	Nomura Holdings Inc.	3.103%	1/16/30	47,342	41,808
	Nomura Holdings Inc.	2.679%	7/16/30	5,205	4,422
	Nomura Holdings Inc.	2.608%	7/14/31	7,880	6,483
	Nomura Holdings Inc.	2.999%	1/22/32	7,690	6,421
[2]	Nomura Holdings Inc.	5.783%	7/3/34	4,200	4,183
	Northern Trust Corp.	3.950%	10/30/25	15,332	15,026
	Northern Trust Corp.	4.000%	5/10/27	100	98
	Northern Trust Corp.	3.650%	8/3/28	8,252	7,888
	Northern Trust Corp.	3.150%	5/3/29	12,779	11,804
	Northern Trust Corp.	1.950%	5/1/30	6,298	5,349
[4]	Northern Trust Corp.	3.375%	5/8/32	17,924	16,932
	Northern Trust Corp.	6.125%	11/2/32	10,718	11,241
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	8,000	7,258
[7]	Oaktree Strategic Credit Fund	8.400%	11/14/28	1,245	1,315
	Old Republic International Corp.	3.875%	8/26/26	6,190	5,982
	Old Republic International Corp.	5.750%	3/28/34	4,640	4,611
	Old Republic International Corp.	3.850%	6/11/51	9,875	6,981
	ORIX Corp.	3.700%	7/18/27	7,045	6,736
	ORIX Corp.	5.000%	9/13/27	665	661
	ORIX Corp.	2.250%	3/9/31	10,643	8,894
	PartnerRe Finance B LLC	3.700%	7/2/29	8,209	7,664
	PartnerRe Finance B LLC	4.500%	10/1/50	2,949	2,677
[4]	PNC Bank NA	4.200%	11/1/25	9,200	9,022
[4]	PNC Bank NA	3.100%	10/25/27	13,184	12,331
[4]	PNC Bank NA	3.250%	1/22/28	12,942	12,103
[4]	PNC Bank NA	4.050%	7/26/28	22,756	21,621
[4]	PNC Bank NA	2.700%	10/22/29	12,768	11,129
	PNC Financial Services Group Inc.	5.812%	6/12/26	11,280	11,292
	PNC Financial Services Group Inc.	2.600%	7/23/26	9,436	8,935
	PNC Financial Services Group Inc.	4.758%	1/26/27	23,348	23,068
	PNC Financial Services Group Inc.	3.150%	5/19/27	15,335	14,559
	PNC Financial Services Group Inc.	6.615%	10/20/27	10,685	10,943
	PNC Financial Services Group Inc.	5.300%	1/21/28	5,100	5,092
	PNC Financial Services Group Inc.	3.450%	4/23/29	41,538	38,517
	PNC Financial Services Group Inc.	5.582%	6/12/29	20,446	20,667
	PNC Financial Services Group Inc.	2.550%	1/22/30	29,987	26,289
	PNC Financial Services Group Inc.	5.492%	5/14/30	33,530	33,724
	PNC Financial Services Group Inc.	2.307%	4/23/32	6,970	5,767
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,362	20,989
71

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Financial Services Group Inc.	5.068%	1/24/34	11,640	11,245
	PNC Financial Services Group Inc.	5.939%	8/18/34	10,623	10,884
	PNC Financial Services Group Inc.	6.875%	10/20/34	31,370	34,179
	PNC Financial Services Group Inc.	5.676%	1/22/35	46,235	46,472
	Primerica Inc.	2.800%	11/19/31	7,849	6,566
	Principal Financial Group Inc.	3.100%	11/15/26	10,855	10,329
	Principal Financial Group Inc.	2.125%	6/15/30	14,042	11,737
	Principal Financial Group Inc.	5.375%	3/15/33	1,630	1,628
	Principal Financial Group Inc.	4.625%	9/15/42	5,793	5,137
	Principal Financial Group Inc.	4.350%	5/15/43	5,935	5,046
	Principal Financial Group Inc.	4.300%	11/15/46	8,381	6,946
	Principal Financial Group Inc.	5.500%	3/15/53	4,115	3,947
[4]	Private Export Funding Corp.	3.900%	10/15/27	4,900	4,771
[4]	Private Export Funding Corp.	4.300%	12/15/28	5,750	5,686
[4]	Private Export Funding Corp.	4.600%	2/15/34	5,425	5,307
	Progressive Corp.	2.450%	1/15/27	8,749	8,206
	Progressive Corp.	4.000%	3/1/29	7,742	7,413
	Progressive Corp.	6.625%	3/1/29	3,945	4,220
	Progressive Corp.	3.200%	3/26/30	8,956	8,162
	Progressive Corp.	3.000%	3/15/32	6,250	5,424
	Progressive Corp.	6.250%	12/1/32	1,483	1,587
	Progressive Corp.	4.950%	6/15/33	5,125	5,073
	Progressive Corp.	4.350%	4/25/44	3,940	3,385
	Progressive Corp.	4.125%	4/15/47	16,544	13,552
	Progressive Corp.	4.200%	3/15/48	6,867	5,637
	Progressive Corp.	3.950%	3/26/50	8,555	6,725
	Progressive Corp.	3.700%	3/15/52	7,120	5,313
	Prospect Capital Corp.	3.706%	1/22/26	6,741	6,430
	Prospect Capital Corp.	3.364%	11/15/26	3,915	3,598
[4]	Prudential Financial Inc.	3.878%	3/27/28	4,945	4,745
[4]	Prudential Financial Inc.	2.100%	3/10/30	4,014	3,435
[4]	Prudential Financial Inc.	5.750%	7/15/33	1,940	2,023
[4]	Prudential Financial Inc.	5.700%	12/14/36	11,504	11,772
[4]	Prudential Financial Inc.	6.625%	12/1/37	5,096	5,670
[4]	Prudential Financial Inc.	3.000%	3/10/40	6,056	4,478
[4]	Prudential Financial Inc.	6.625%	6/21/40	5,466	6,010
[4]	Prudential Financial Inc.	5.100%	8/15/43	3,450	3,095
[4]	Prudential Financial Inc.	4.600%	5/15/44	6,487	5,660
[4]	Prudential Financial Inc.	5.375%	5/15/45	8,944	8,853
[4]	Prudential Financial Inc.	4.500%	9/15/47	8,821	8,332
	Prudential Financial Inc.	3.905%	12/7/47	36,872	28,352
[4]	Prudential Financial Inc.	5.700%	9/15/48	8,906	8,729
	Prudential Financial Inc.	3.935%	12/7/49	29,430	22,324
[4]	Prudential Financial Inc.	3.700%	10/1/50	13,000	11,308
[4]	Prudential Financial Inc.	3.700%	3/13/51	12,827	9,291
	Prudential Financial Inc.	5.125%	3/1/52	8,647	8,025
	Prudential Financial Inc.	6.000%	9/1/52	12,457	12,284
	Prudential Financial Inc.	6.750%	3/1/53	3,302	3,384
	Prudential Financial Inc.	6.500%	3/15/54	12,950	13,095
	Prudential Funding Asia plc	3.125%	4/14/30	13,339	11,956
	Prudential Funding Asia plc	3.625%	3/24/32	3,680	3,287
	Radian Group Inc.	6.200%	5/15/29	8,797	8,885
	Raymond James Financial Inc.	4.650%	4/1/30	15,916	15,543
	Raymond James Financial Inc.	4.950%	7/15/46	20,347	18,300
	Raymond James Financial Inc.	3.750%	4/1/51	11,335	8,342
[4]	Regions Bank	6.450%	6/26/37	6,027	6,142
	Regions Financial Corp.	1.800%	8/12/28	7,367	6,363
	Regions Financial Corp.	5.722%	6/6/30	9,100	9,092
	Regions Financial Corp.	7.375%	12/10/37	5,468	5,903
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,159	5,007
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,889	13,969
	Reinsurance Group of America Inc.	3.150%	6/15/30	3,922	3,488
	Reinsurance Group of America Inc.	6.000%	9/15/33	5,185	5,280
	Reinsurance Group of America Inc.	5.750%	9/15/34	7,690	7,663
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	4,600
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,187	2,942
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	9,638	9,647
[4]	Royal Bank of Canada	4.875%	1/12/26	8,370	8,310
[4]	Royal Bank of Canada	0.875%	1/20/26	16,181	15,140
[4]	Royal Bank of Canada	4.650%	1/27/26	14,745	14,543
72

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Bank of Canada	1.200%	4/27/26	13,663	12,696
[4]	Royal Bank of Canada	1.150%	7/14/26	25,872	23,850
[4]	Royal Bank of Canada	1.400%	11/2/26	26,838	24,573
[4]	Royal Bank of Canada	4.875%	1/19/27	9,265	9,205
[4]	Royal Bank of Canada	2.050%	1/21/27	4,319	4,010
	Royal Bank of Canada	3.625%	5/4/27	16,440	15,779
[4]	Royal Bank of Canada	4.240%	8/3/27	8,245	8,025
[4]	Royal Bank of Canada	6.000%	11/1/27	24,293	24,900
[4]	Royal Bank of Canada	4.900%	1/12/28	14,320	14,215
[4]	Royal Bank of Canada	4.950%	2/1/29	7,160	7,130
[4]	Royal Bank of Canada	2.300%	11/3/31	38,546	31,911
	Royal Bank of Canada	3.875%	5/4/32	11,082	10,145
[4]	Royal Bank of Canada	5.000%	2/1/33	41,911	41,306
[4]	Royal Bank of Canada	5.000%	5/2/33	12,670	12,492
[4]	Royal Bank of Canada	5.150%	2/1/34	5,010	4,975
	Santander Holdings USA Inc.	4.500%	7/17/25	29,685	29,262
	Santander Holdings USA Inc.	5.807%	9/9/26	1,376	1,371
	Santander Holdings USA Inc.	3.244%	10/5/26	55,309	52,415
	Santander Holdings USA Inc.	4.400%	7/13/27	31,768	30,703
	Santander Holdings USA Inc.	6.499%	3/9/29	7,605	7,742
	Santander Holdings USA Inc.	6.174%	1/9/30	10,095	10,181
	Santander Holdings USA Inc.	7.660%	11/9/31	9,750	10,561
[4]	Santander UK Group Holdings plc	1.532%	8/21/26	12,165	11,578
	Santander UK Group Holdings plc	6.833%	11/21/26	11,805	11,957
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	5,724	5,407
	Santander UK Group Holdings plc	6.534%	1/10/29	31,104	31,937
	Santander UK Group Holdings plc	2.896%	3/15/32	16,018	13,473
	Selective Insurance Group Inc.	5.375%	3/1/49	3,870	3,637
	SiriusPoint Ltd.	7.000%	4/5/29	2,640	2,669
[7]	Sixth Street Lending Partners	6.500%	3/11/29	13,170	13,035
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	5,920	6,046
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	4,730	4,672
[7]	Societe Generale SA	3.000%	1/22/30	1,000	861
	State Street Corp.	3.550%	8/18/25	28,610	28,066
	State Street Corp.	5.104%	5/18/26	9,675	9,635
	State Street Corp.	2.650%	5/19/26	15,000	14,327
	State Street Corp.	5.272%	8/3/26	17,950	17,985
	State Street Corp.	5.751%	11/4/26	19,242	19,308
	State Street Corp.	4.993%	3/18/27	10,240	10,230
	State Street Corp.	5.684%	11/21/29	13,745	14,058
[4]	State Street Corp.	4.141%	12/3/29	6,910	6,648
	State Street Corp.	2.400%	1/24/30	18,951	16,683
	State Street Corp.	2.200%	3/3/31	9,997	8,378
	State Street Corp.	3.152%	3/30/31	2,523	2,280
	State Street Corp.	4.821%	1/26/34	24,560	23,696
	State Street Corp.	5.159%	5/18/34	10,175	10,062
[4]	State Street Corp.	3.031%	11/1/34	36,385	32,263
	State Street Corp.	6.123%	11/21/34	6,375	6,618
	Stewart Information Services Corp.	3.600%	11/15/31	5,130	4,243
	Stifel Financial Corp.	4.000%	5/15/30	3,130	2,881
[4]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,280	3,221
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	36,655	35,194
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	17,521	16,375
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	21,538	21,536
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	29,771	28,989
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	15,756	15,898
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,174	16,271
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	18,150	16,665
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	18,862	17,911
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	12,197	11,687
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	4,610	4,277
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,128	14,351
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	75	71
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	21,653	21,880
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	13,555	12,837
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	31,354	30,009
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	44,966	39,391
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	13,318	12,991
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	24,867	22,420
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	7,183	6,511
73

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	15,285	13,533
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	17,495	17,836
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	41,602	36,497
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	3,486	2,914
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	1,100	915
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	7,192	5,762
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,675	6,243
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	22,460	23,080
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	27,520	28,311
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	10,885	11,287
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,333	4,225
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,404	2,488
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	14,392	15,703
[7]	Swedbank AB	1.538%	11/16/26	13,163	12,073
	Synchrony Bank	5.625%	8/23/27	215	213
	Synchrony Financial	4.500%	7/23/25	25,622	25,191
	Synchrony Financial	3.700%	8/4/26	10,479	9,996
	Synchrony Financial	3.950%	12/1/27	9,957	9,311
	Synchrony Financial	5.150%	3/19/29	8,716	8,368
	Synovus Bank	5.625%	2/15/28	6,361	6,165
[4]	Toronto-Dominion Bank	0.750%	9/11/25	13,203	12,495
[4]	Toronto-Dominion Bank	0.750%	1/6/26	4,250	3,973
[4]	Toronto-Dominion Bank	1.200%	6/3/26	17,125	15,862
[4]	Toronto-Dominion Bank	5.532%	7/17/26	7,030	7,051
[4]	Toronto-Dominion Bank	1.250%	9/10/26	13,755	12,617
	Toronto-Dominion Bank	5.264%	12/11/26	9,868	9,857
[4]	Toronto-Dominion Bank	1.950%	1/12/27	11,390	10,573
[4]	Toronto-Dominion Bank	2.800%	3/10/27	33,261	31,241
[4]	Toronto-Dominion Bank	4.980%	4/5/27	8,310	8,268
	Toronto-Dominion Bank	4.108%	6/8/27	20,361	19,758
[4]	Toronto-Dominion Bank	4.693%	9/15/27	30,180	29,736
	Toronto-Dominion Bank	5.156%	1/10/28	29,373	29,346
[4]	Toronto-Dominion Bank	5.523%	7/17/28	7,490	7,579
[4]	Toronto-Dominion Bank	4.994%	4/5/29	9,245	9,162
[4]	Toronto-Dominion Bank	3.625%	9/15/31	5,685	5,411
[4]	Toronto-Dominion Bank	2.450%	1/12/32	6,558	5,398
[4]	Toronto-Dominion Bank	3.200%	3/10/32	49,962	43,238
	Toronto-Dominion Bank	4.456%	6/8/32	29,095	27,418
	TPG Operating Group II LP	5.875%	3/5/34	7,700	7,736
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	5,765
	Travelers Cos. Inc.	6.750%	6/20/36	2,888	3,243
[4]	Travelers Cos. Inc.	6.250%	6/15/37	12,682	13,687
	Travelers Cos. Inc.	5.350%	11/1/40	8,206	8,080
	Travelers Cos. Inc.	4.600%	8/1/43	7,825	7,035
	Travelers Cos. Inc.	4.300%	8/25/45	4,587	3,896
	Travelers Cos. Inc.	3.750%	5/15/46	8,940	7,003
	Travelers Cos. Inc.	4.000%	5/30/47	6,050	4,879
	Travelers Cos. Inc.	4.100%	3/4/49	7,531	6,139
	Travelers Cos. Inc.	2.550%	4/27/50	9,387	5,713
	Travelers Cos. Inc.	3.050%	6/8/51	9,652	6,461
	Travelers Cos. Inc.	5.450%	5/25/53	10,129	10,146
	Travelers Property Casualty Corp.	6.375%	3/15/33	4,729	5,183
	Trinity Acquisition plc	4.400%	3/15/26	7,796	7,649
[4]	Truist Bank	3.625%	9/16/25	25,054	24,401
[4]	Truist Bank	4.050%	11/3/25	2,865	2,816
[4]	Truist Bank	3.300%	5/15/26	17,326	16,600
[4]	Truist Bank	3.800%	10/30/26	5,809	5,585
[4]	Truist Bank	2.250%	3/11/30	5,922	4,938
[4]	Truist Financial Corp.	1.200%	8/5/25	5,515	5,255
[4]	Truist Financial Corp.	5.900%	10/28/26	23,836	23,892
[4]	Truist Financial Corp.	1.267%	3/2/27	19,177	17,823
[4]	Truist Financial Corp.	6.047%	6/8/27	21,025	21,173
[4]	Truist Financial Corp.	1.125%	8/3/27	13,159	11,609
[4]	Truist Financial Corp.	4.873%	1/26/29	16,355	16,042
[4]	Truist Financial Corp.	3.875%	3/19/29	18,635	17,378
[4]	Truist Financial Corp.	1.887%	6/7/29	12,380	10,843
[4]	Truist Financial Corp.	7.161%	10/30/29	7,470	7,932
[4]	Truist Financial Corp.	5.435%	1/24/30	21,840	21,772
[4]	Truist Financial Corp.	1.950%	6/5/30	10,498	8,687
[4]	Truist Financial Corp.	4.916%	7/28/33	13,650	12,650
74

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Truist Financial Corp.	6.123%	10/28/33	14,765	15,094
[4]	Truist Financial Corp.	5.122%	1/26/34	35,595	34,072
[4]	Truist Financial Corp.	5.867%	6/8/34	10,020	10,105
[4]	Truist Financial Corp.	5.711%	1/24/35	24,180	24,079
	UBS AG	5.800%	9/11/25	13,825	13,872
	UBS AG	1.250%	8/7/26	17,485	16,064
	UBS AG	5.000%	7/9/27	17,659	17,516
	UBS AG	7.500%	2/15/28	33,745	36,105
	UBS AG	5.650%	9/11/28	20,740	21,110
	UBS AG	4.500%	6/26/48	7,815	6,852
	UBS Group AG	4.550%	4/17/26	17,313	17,017
[7]	UBS Group AG	4.282%	1/9/28	250	240
[7]	UBS Group AG	4.194%	4/1/31	3,250	3,032
	UBS Group AG	4.875%	5/15/45	29,747	26,706
	Unum Group	3.875%	11/5/25	75	73
	Unum Group	4.000%	6/15/29	3,230	3,045
	Unum Group	5.750%	8/15/42	6,798	6,544
	Unum Group	4.500%	12/15/49	8,336	6,493
	Unum Group	4.125%	6/15/51	9,650	7,090
	Unum Group	6.000%	6/15/54	1,810	1,733
[4]	US Bancorp	3.950%	11/17/25	6,522	6,399
[4]	US Bancorp	3.100%	4/27/26	13,224	12,679
[4]	US Bancorp	2.375%	7/22/26	24,981	23,579
	US Bancorp	5.727%	10/21/26	17,085	17,119
[4]	US Bancorp	3.150%	4/27/27	17,838	16,974
	US Bancorp	6.787%	10/26/27	10,110	10,407
[4]	US Bancorp	3.900%	4/26/28	7,302	6,998
[4]	US Bancorp	4.548%	7/22/28	30,940	30,252
	US Bancorp	4.653%	2/1/29	26,560	26,003
	US Bancorp	5.775%	6/12/29	18,810	19,097
[4]	US Bancorp	3.000%	7/30/29	17,688	15,827
	US Bancorp	5.384%	1/23/30	5,550	5,563
[4]	US Bancorp	1.375%	7/22/30	17,209	13,865
[4]	US Bancorp	2.677%	1/27/33	10,055	8,312
[4]	US Bancorp	4.967%	7/22/33	16,810	15,931
	US Bancorp	5.850%	10/21/33	9,875	10,032
	US Bancorp	4.839%	2/1/34	48,585	46,038
	US Bancorp	5.836%	6/12/34	23,525	23,853
	US Bancorp	5.678%	1/23/35	46,955	47,175
	US Bancorp	2.491%	11/3/36	16,065	12,658
	Visa Inc.	3.150%	12/14/25	55,421	53,913
	Visa Inc.	1.900%	4/15/27	20,888	19,276
	Visa Inc.	0.750%	8/15/27	7,118	6,302
	Visa Inc.	2.750%	9/15/27	10,269	9,648
	Visa Inc.	2.050%	4/15/30	20,331	17,466
	Visa Inc.	1.100%	2/15/31	12,471	9,933
	Visa Inc.	4.150%	12/14/35	21,772	20,312
	Visa Inc.	2.700%	4/15/40	14,778	10,771
	Visa Inc.	4.300%	12/14/45	44,966	38,986
	Visa Inc.	3.650%	9/15/47	13,454	10,435
	Visa Inc.	2.000%	8/15/50	22,635	12,728
	Voya Financial Inc.	3.650%	6/15/26	5,812	5,610
	Voya Financial Inc.	5.700%	7/15/43	9,304	8,996
	Voya Financial Inc.	4.800%	6/15/46	3,474	2,944
[4]	Voya Financial Inc.	4.700%	1/23/48	3,945	3,421
	W R Berkley Corp.	4.000%	5/12/50	5,970	4,563
	W R Berkley Corp.	3.550%	3/30/52	8,755	6,041
	W R Berkley Corp.	3.150%	9/30/61	10,720	6,389
	Wachovia Corp.	5.500%	8/1/35	24,865	24,518
	Wachovia Corp.	6.550%	10/15/35	7,625	8,074
	Webster Financial Corp.	4.100%	3/25/29	3,875	3,596
[4]	Wells Fargo & Co.	3.550%	9/29/25	38,202	37,296
	Wells Fargo & Co.	3.000%	4/22/26	71,627	68,688
[4]	Wells Fargo & Co.	4.100%	6/3/26	51,753	50,435
[4]	Wells Fargo & Co.	4.540%	8/15/26	50,705	50,071
	Wells Fargo & Co.	3.000%	10/23/26	47,577	45,201
[4]	Wells Fargo & Co.	3.196%	6/17/27	16,675	15,969
[4]	Wells Fargo & Co.	4.300%	7/22/27	25,592	24,920
[4]	Wells Fargo & Co.	5.707%	4/22/28	15,825	15,967
[4]	Wells Fargo & Co.	3.584%	5/22/28	40,081	38,170
75

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo & Co.	2.393%	6/2/28	39,205	36,122
[4]	Wells Fargo & Co.	4.808%	7/25/28	31,739	31,278
[4]	Wells Fargo & Co.	4.150%	1/24/29	7,510	7,218
[4]	Wells Fargo & Co.	5.574%	7/25/29	47,664	48,108
	Wells Fargo & Co.	6.303%	10/23/29	36,910	38,285
	Wells Fargo & Co.	5.198%	1/23/30	6,254	6,227
[4]	Wells Fargo & Co.	2.879%	10/30/30	104,024	92,227
[4]	Wells Fargo & Co.	2.572%	2/11/31	37,226	32,206
[4]	Wells Fargo & Co.	4.478%	4/4/31	31,801	30,464
[4]	Wells Fargo & Co.	3.350%	3/2/33	3,647	3,166
[4]	Wells Fargo & Co.	4.897%	7/25/33	67,555	65,032
	Wells Fargo & Co.	5.389%	4/24/34	63,493	62,801
[4]	Wells Fargo & Co.	5.557%	7/25/34	54,433	54,426
	Wells Fargo & Co.	5.499%	1/23/35	39,320	39,225
	Wells Fargo & Co.	5.375%	2/7/35	885	884
[4]	Wells Fargo & Co.	5.950%	12/15/36	3,827	3,805
[4]	Wells Fargo & Co.	3.068%	4/30/41	49,128	36,035
	Wells Fargo & Co.	5.375%	11/2/43	23,216	21,761
	Wells Fargo & Co.	5.606%	1/15/44	23,525	22,587
[4]	Wells Fargo & Co.	4.650%	11/4/44	32,981	27,860
	Wells Fargo & Co.	3.900%	5/1/45	24,414	19,269
[4]	Wells Fargo & Co.	4.900%	11/17/45	40,594	35,336
[4]	Wells Fargo & Co.	4.400%	6/14/46	27,057	21,841
[4]	Wells Fargo & Co.	4.750%	12/7/46	26,331	22,292
[4]	Wells Fargo & Co.	5.013%	4/4/51	78,277	71,362
[4]	Wells Fargo & Co.	4.611%	4/25/53	57,123	48,872
[4]	Wells Fargo Bank NA	5.550%	8/1/25	32,388	32,437
	Wells Fargo Bank NA	4.811%	1/15/26	11,285	11,210
[4]	Wells Fargo Bank NA	5.450%	8/7/26	30,661	30,755
	Wells Fargo Bank NA	5.254%	12/11/26	33,695	33,717
	Wells Fargo Bank NA	5.950%	8/26/36	9,379	9,721
[4]	Wells Fargo Bank NA	5.850%	2/1/37	19,225	19,719
[4]	Wells Fargo Bank NA	6.600%	1/15/38	13,248	14,533
	Western Union Co.	1.350%	3/15/26	5,576	5,199
	Western Union Co.	2.750%	3/15/31	5,090	4,231
	Western Union Co.	6.200%	11/17/36	7,650	7,755
	Western Union Co.	6.200%	6/21/40	1,653	1,630
	Westpac Banking Corp.	5.512%	11/17/25	17,450	17,529
	Westpac Banking Corp.	5.200%	4/16/26	10,000	10,004
	Westpac Banking Corp.	2.850%	5/13/26	35,193	33,748
	Westpac Banking Corp.	2.700%	8/19/26	28,874	27,477
	Westpac Banking Corp.	3.350%	3/8/27	25,201	24,174
	Westpac Banking Corp.	3.400%	1/25/28	6,954	6,612
	Westpac Banking Corp.	5.535%	11/17/28	9,835	10,061
	Westpac Banking Corp.	1.953%	11/20/28	7,019	6,201
	Westpac Banking Corp.	5.050%	4/16/29	9,600	9,624
	Westpac Banking Corp.	2.650%	1/16/30	5,687	5,065
	Westpac Banking Corp.	2.150%	6/3/31	12,431	10,399
[4]	Westpac Banking Corp.	4.322%	11/23/31	35,251	34,018
	Westpac Banking Corp.	5.405%	8/10/33	8,980	8,772
	Westpac Banking Corp.	6.820%	11/17/33	4,835	5,195
	Westpac Banking Corp.	4.110%	7/24/34	11,082	10,242
	Westpac Banking Corp.	2.668%	11/15/35	20,736	17,127
	Westpac Banking Corp.	3.020%	11/18/36	13,068	10,730
	Westpac Banking Corp.	4.421%	7/24/39	8,724	7,696
	Westpac Banking Corp.	2.963%	11/16/40	14,799	10,304
	Westpac Banking Corp.	3.133%	11/18/41	12,075	8,471
	Willis North America Inc.	4.650%	6/15/27	4,046	3,977
	Willis North America Inc.	4.500%	9/15/28	7,371	7,160
	Willis North America Inc.	2.950%	9/15/29	7,461	6,685
	Willis North America Inc.	5.350%	5/15/33	5,315	5,210
	Willis North America Inc.	5.050%	9/15/48	7,758	6,764
	Willis North America Inc.	3.875%	9/15/49	12,044	8,664
	Willis North America Inc.	5.900%	3/5/54	7,175	6,964
	Wintrust Financial Corp.	4.850%	6/6/29	3,927	3,579
	XL Group Ltd.	5.250%	12/15/43	6,865	6,372
	Zions Bancorp NA	3.250%	10/29/29	6,575	5,490
					24,240,845
76

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Health Care (2.9%)
	Abbott Laboratories	3.875%	9/15/25	8,091	7,981
	Abbott Laboratories	3.750%	11/30/26	14,475	14,119
	Abbott Laboratories	1.150%	1/30/28	10,595	9,391
	Abbott Laboratories	1.400%	6/30/30	6,007	4,992
	Abbott Laboratories	4.750%	11/30/36	15,271	14,816
	Abbott Laboratories	6.150%	11/30/37	2,900	3,163
	Abbott Laboratories	6.000%	4/1/39	3,874	4,205
	Abbott Laboratories	5.300%	5/27/40	6,434	6,479
	Abbott Laboratories	4.750%	4/15/43	4,474	4,198
	Abbott Laboratories	4.900%	11/30/46	48,323	45,507
	AbbVie Inc.	3.800%	3/15/25	25,000	24,674
	AbbVie Inc.	3.200%	5/14/26	37,764	36,476
	AbbVie Inc.	2.950%	11/21/26	50,252	47,885
	AbbVie Inc.	4.800%	3/15/27	34,205	34,051
	AbbVie Inc.	4.250%	11/14/28	21,232	20,722
	AbbVie Inc.	4.800%	3/15/29	33,490	33,295
	AbbVie Inc.	3.200%	11/21/29	75,693	69,473
	AbbVie Inc.	4.950%	3/15/31	27,284	27,212
	AbbVie Inc.	5.050%	3/15/34	38,800	38,680
	AbbVie Inc.	4.550%	3/15/35	29,182	27,678
	AbbVie Inc.	4.500%	5/14/35	35,061	33,065
	AbbVie Inc.	4.300%	5/14/36	11,588	10,653
	AbbVie Inc.	4.050%	11/21/39	55,141	47,850
	AbbVie Inc.	4.625%	10/1/42	5,650	5,089
	AbbVie Inc.	4.400%	11/6/42	25,466	22,368
	AbbVie Inc.	4.850%	6/15/44	25,028	23,177
	AbbVie Inc.	4.750%	3/15/45	8,837	8,030
	AbbVie Inc.	4.700%	5/14/45	18,742	16,929
	AbbVie Inc.	4.450%	5/14/46	25,067	21,748
	AbbVie Inc.	4.875%	11/14/48	26,876	24,683
	AbbVie Inc.	4.250%	11/21/49	84,975	70,717
	AbbVie Inc.	5.400%	3/15/54	38,840	38,430
	AbbVie Inc.	5.500%	3/15/64	35,930	35,459
	Adventist Health System	2.952%	3/1/29	4,575	4,103
	Adventist Health System	5.430%	3/1/32	4,618	4,593
	Adventist Health System	5.757%	12/1/34	5,555	5,547
	Adventist Health System	3.630%	3/1/49	5,360	3,827
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	5,182	4,965
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	3,168	2,727
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,525	5,621
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,660	4,862
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	5,810	3,933
	Aetna Inc.	6.625%	6/15/36	13,169	13,956
	Aetna Inc.	6.750%	12/15/37	7,017	7,496
	Aetna Inc.	4.500%	5/15/42	6,986	5,836
	Aetna Inc.	4.125%	11/15/42	7,812	6,133
	Aetna Inc.	4.750%	3/15/44	8,148	6,852
	Aetna Inc.	3.875%	8/15/47	12,904	9,358
	Agilent Technologies Inc.	3.050%	9/22/26	6,574	6,252
	Agilent Technologies Inc.	2.750%	9/15/29	3,015	2,690
	Agilent Technologies Inc.	2.100%	6/4/30	8,775	7,397
	Agilent Technologies Inc.	2.300%	3/12/31	11,207	9,334
	AHS Hospital Corp.	5.024%	7/1/45	5,654	5,372
[4]	AHS Hospital Corp.	2.780%	7/1/51	6,870	4,360
[4]	Allina Health System	3.887%	4/15/49	5,107	4,032
	Amgen Inc.	5.507%	3/2/26	20,550	20,549
	Amgen Inc.	2.600%	8/19/26	23,105	21,892
	Amgen Inc.	2.200%	2/21/27	26,505	24,590
	Amgen Inc.	3.200%	11/2/27	13,918	13,117
	Amgen Inc.	5.150%	3/2/28	24,320	24,318
	Amgen Inc.	1.650%	8/15/28	18,191	15,913
	Amgen Inc.	3.000%	2/22/29	6,185	5,686
	Amgen Inc.	4.050%	8/18/29	16,387	15,673
	Amgen Inc.	2.450%	2/21/30	19,305	16,837
	Amgen Inc.	5.250%	3/2/30	28,564	28,774
	Amgen Inc.	2.300%	2/25/31	35,350	29,712
	Amgen Inc.	2.000%	1/15/32	5,664	4,561
	Amgen Inc.	3.350%	2/22/32	11,261	9,991
	Amgen Inc.	5.250%	3/2/33	75,505	75,282
77

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.150%	2/21/40	25,283	18,896
	Amgen Inc.	2.800%	8/15/41	33,011	23,179
	Amgen Inc.	4.950%	10/1/41	17,946	16,453
	Amgen Inc.	5.150%	11/15/41	9,779	9,120
	Amgen Inc.	5.600%	3/2/43	38,966	38,396
	Amgen Inc.	4.400%	5/1/45	28,237	23,749
	Amgen Inc.	4.563%	6/15/48	6,698	5,664
	Amgen Inc.	3.375%	2/21/50	14,850	10,432
	Amgen Inc.	4.663%	6/15/51	32,048	27,346
	Amgen Inc.	3.000%	1/15/52	27,276	17,815
	Amgen Inc.	4.200%	2/22/52	25,661	20,276
	Amgen Inc.	4.875%	3/1/53	7,605	6,698
	Amgen Inc.	5.650%	3/2/53	80,705	79,524
	Amgen Inc.	2.770%	9/1/53	8,133	4,860
	Amgen Inc.	4.400%	2/22/62	14,035	11,154
	Amgen Inc.	5.750%	3/2/63	32,260	31,629
[4]	Ascension Health	2.532%	11/15/29	16,624	14,739
[4]	Ascension Health	3.106%	11/15/39	11,033	8,536
	Ascension Health	3.945%	11/15/46	15,287	12,753
[4]	Ascension Health	4.847%	11/15/53	9,575	9,112
	AstraZeneca Finance LLC	1.200%	5/28/26	11,040	10,250
	AstraZeneca Finance LLC	4.800%	2/26/27	16,370	16,276
	AstraZeneca Finance LLC	4.875%	3/3/28	14,436	14,413
	AstraZeneca Finance LLC	1.750%	5/28/28	15,080	13,371
	AstraZeneca Finance LLC	4.850%	2/26/29	9,544	9,525
	AstraZeneca Finance LLC	4.900%	3/3/30	14,181	14,236
	AstraZeneca Finance LLC	4.900%	2/26/31	13,200	13,156
	AstraZeneca Finance LLC	2.250%	5/28/31	13,989	11,806
	AstraZeneca Finance LLC	4.875%	3/3/33	20,010	19,797
	AstraZeneca plc	3.375%	11/16/25	26,179	25,532
	AstraZeneca plc	0.700%	4/8/26	15,376	14,241
	AstraZeneca plc	3.125%	6/12/27	10,354	9,844
	AstraZeneca plc	4.000%	1/17/29	6,714	6,468
	AstraZeneca plc	1.375%	8/6/30	17,516	14,312
	AstraZeneca plc	6.450%	9/15/37	39,920	44,422
	AstraZeneca plc	4.000%	9/18/42	18,488	15,533
	AstraZeneca plc	4.375%	11/16/45	13,996	12,156
	AstraZeneca plc	4.375%	8/17/48	1,617	1,391
	AstraZeneca plc	2.125%	8/6/50	13,815	7,731
	AstraZeneca plc	3.000%	5/28/51	8,436	5,643
	Banner Health	2.338%	1/1/30	6,941	6,023
	Banner Health	1.897%	1/1/31	3,453	2,859
	Banner Health	2.907%	1/1/42	4,175	3,016
[4]	Banner Health	3.181%	1/1/50	4,000	2,799
	Banner Health	2.913%	1/1/51	4,525	3,012
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,890	2,296
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,200	5,275
	Baxalta Inc.	4.000%	6/23/25	16,555	16,311
	Baxalta Inc.	5.250%	6/23/45	6,124	5,756
	Baxter International Inc.	2.600%	8/15/26	8,047	7,602
	Baxter International Inc.	1.915%	2/1/27	22,464	20,586
	Baxter International Inc.	2.272%	12/1/28	22,134	19,499
	Baxter International Inc.	3.950%	4/1/30	11,630	10,850
	Baxter International Inc.	1.730%	4/1/31	19,019	15,087
	Baxter International Inc.	2.539%	2/1/32	21,751	17,842
	Baxter International Inc.	3.500%	8/15/46	5,905	4,140
	Baxter International Inc.	3.132%	12/1/51	10,179	6,397
[4]	BayCare Health System Inc.	3.831%	11/15/50	5,377	4,269
[4]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	4,633
	Baylor Scott & White Holdings	4.185%	11/15/45	8,064	6,928
	Baylor Scott & White Holdings	3.967%	11/15/46	2,989	2,467
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	11,690	7,652
	Becton Dickinson & Co.	3.700%	6/6/27	26,649	25,648
	Becton Dickinson & Co.	4.693%	2/13/28	7,925	7,811
	Becton Dickinson & Co.	5.081%	6/7/29	5,445	5,440
	Becton Dickinson & Co.	2.823%	5/20/30	6,140	5,426
	Becton Dickinson & Co.	1.957%	2/11/31	9,612	7,877
	Becton Dickinson & Co.	4.298%	8/22/32	6,920	6,486
	Becton Dickinson & Co.	5.110%	2/8/34	7,230	7,113
	Becton Dickinson & Co.	4.685%	12/15/44	5,917	5,207
78

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson & Co.	4.669%	6/6/47	24,762	21,596
	Becton Dickinson & Co.	3.794%	5/20/50	8,825	6,669
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,265	2,086
	Biogen Inc.	4.050%	9/15/25	22,342	21,951
	Biogen Inc.	2.250%	5/1/30	24,278	20,660
	Biogen Inc.	3.150%	5/1/50	32,864	21,183
	Biogen Inc.	3.250%	2/15/51	5,573	3,700
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	5,176	4,901
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	10,315	9,125
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	3,531	3,425
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	5,005	4,613
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	3,534
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	2,735
	Boston Scientific Corp.	4.000%	3/1/29	1,000	963
	Boston Scientific Corp.	2.650%	6/1/30	11,601	10,190
	Boston Scientific Corp.	4.550%	3/1/39	10,428	9,717
	Boston Scientific Corp.	7.375%	1/15/40	4,685	5,501
	Boston Scientific Corp.	4.700%	3/1/49	11,639	10,365
	Bristol-Myers Squibb Co.	0.750%	11/13/25	13,574	12,779
	Bristol-Myers Squibb Co.	4.950%	2/20/26	9,195	9,167
	Bristol-Myers Squibb Co.	3.200%	6/15/26	37,907	36,546
	Bristol-Myers Squibb Co.	4.900%	2/22/27	4,195	4,184
	Bristol-Myers Squibb Co.	3.250%	2/27/27	3,585	3,425
	Bristol-Myers Squibb Co.	1.125%	11/13/27	4,480	3,954
	Bristol-Myers Squibb Co.	3.450%	11/15/27	19,667	18,764
	Bristol-Myers Squibb Co.	3.900%	2/20/28	32,261	31,155
	Bristol-Myers Squibb Co.	4.900%	2/22/29	21,999	21,954
	Bristol-Myers Squibb Co.	3.400%	7/26/29	26,725	24,901
	Bristol-Myers Squibb Co.	1.450%	11/13/30	5,802	4,705
	Bristol-Myers Squibb Co.	5.100%	2/22/31	16,570	16,628
	Bristol-Myers Squibb Co.	2.950%	3/15/32	34,246	29,585
	Bristol-Myers Squibb Co.	5.900%	11/15/33	4,473	4,694
	Bristol-Myers Squibb Co.	5.200%	2/22/34	40,238	40,162
	Bristol-Myers Squibb Co.	4.125%	6/15/39	34,119	29,599
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,065	1,367
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,206	3,847
	Bristol-Myers Squibb Co.	4.625%	5/15/44	11,510	10,209
	Bristol-Myers Squibb Co.	4.350%	11/15/47	21,634	18,005
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,615	6,532
	Bristol-Myers Squibb Co.	4.250%	10/26/49	51,209	41,695
	Bristol-Myers Squibb Co.	2.550%	11/13/50	25,091	14,687
	Bristol-Myers Squibb Co.	3.700%	3/15/52	49,167	36,038
	Bristol-Myers Squibb Co.	5.550%	2/22/54	43,375	42,752
	Bristol-Myers Squibb Co.	3.900%	3/15/62	13,800	9,917
	Bristol-Myers Squibb Co.	6.400%	11/15/63	20,540	22,262
	Bristol-Myers Squibb Co.	5.650%	2/22/64	22,999	22,473
	Cardinal Health Inc.	3.750%	9/15/25	8,657	8,475
	Cardinal Health Inc.	3.410%	6/15/27	9,559	9,105
	Cardinal Health Inc.	5.450%	2/15/34	6,795	6,769
	Cardinal Health Inc.	4.600%	3/15/43	6,575	5,580
	Cardinal Health Inc.	4.500%	11/15/44	6,727	5,597
	Cardinal Health Inc.	4.900%	9/15/45	6,302	5,528
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	4,723
	Cencora Inc.	3.450%	12/15/27	8,772	8,299
	Cencora Inc.	2.800%	5/15/30	8,127	7,162
	Cencora Inc.	2.700%	3/15/31	11,227	9,581
	Cencora Inc.	5.125%	2/15/34	3,327	3,267
	Cencora Inc.	4.250%	3/1/45	6,554	5,498
	Cencora Inc.	4.300%	12/15/47	8,679	7,167
	Centene Corp.	4.250%	12/15/27	34,561	32,999
	Centene Corp.	2.450%	7/15/28	29,659	26,338
	Centene Corp.	4.625%	12/15/29	47,831	45,211
	Centene Corp.	3.375%	2/15/30	10,280	9,122
	Centene Corp.	3.000%	10/15/30	34,032	29,113
	Centene Corp.	2.500%	3/1/31	37,758	31,010
	Centene Corp.	2.625%	8/1/31	23,298	19,065
	Children's Health System of Texas	2.511%	8/15/50	5,908	3,615
[4]	Children's Hospital	2.928%	7/15/50	5,250	3,361
[4]	Children's Hospital Corp.	4.115%	1/1/47	4,608	3,878
[4]	Children's Hospital Corp.	2.585%	2/1/50	3,950	2,462
79

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	3,513
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,560	2,962
[4]	CHRISTUS Health	4.341%	7/1/28	6,400	6,235
[4]	Cigna Group	4.500%	2/25/26	16,970	16,729
	Cigna Group	1.250%	3/15/26	4,551	4,250
[4]	Cigna Group	3.400%	3/1/27	19,889	19,014
[4]	Cigna Group	7.875%	5/15/27	10	11
[4]	Cigna Group	3.050%	10/15/27	8,868	8,322
	Cigna Group	4.375%	10/15/28	38,369	37,255
	Cigna Group	5.000%	5/15/29	13,500	13,441
	Cigna Group	2.400%	3/15/30	19,980	17,289
	Cigna Group	2.375%	3/15/31	19,973	16,756
	Cigna Group	5.400%	3/15/33	10,325	10,361
	Cigna Group	5.250%	2/15/34	18,707	18,437
	Cigna Group	4.800%	8/15/38	28,371	26,062
	Cigna Group	3.200%	3/15/40	13,947	10,317
[4]	Cigna Group	6.125%	11/15/41	6,346	6,596
[4]	Cigna Group	4.800%	7/15/46	26,527	23,338
[4]	Cigna Group	3.875%	10/15/47	5,017	3,780
	Cigna Group	4.900%	12/15/48	28,944	25,379
	Cigna Group	3.400%	3/15/50	24,172	16,462
	Cigna Group	3.400%	3/15/51	16,529	11,215
	Cigna Group	5.600%	2/15/54	20,085	19,240
[4]	City of Hope	5.623%	11/15/43	2,685	2,623
[4]	City of Hope	4.378%	8/15/48	9,600	7,823
	Cleveland Clinic Foundation	4.858%	1/1/14	5,080	4,449
	CommonSpirit Health	1.547%	10/1/25	5,238	4,977
	CommonSpirit Health	6.073%	11/1/27	5,585	5,714
	CommonSpirit Health	3.347%	10/1/29	15,077	13,816
	CommonSpirit Health	2.782%	10/1/30	5,743	4,977
	CommonSpirit Health	5.205%	12/1/31	14,075	13,877
	CommonSpirit Health	5.318%	12/1/34	8,790	8,636
[4]	CommonSpirit Health	4.350%	11/1/42	7,200	6,069
	CommonSpirit Health	3.817%	10/1/49	8,765	6,679
	CommonSpirit Health	4.187%	10/1/49	13,322	10,668
	CommonSpirit Health	3.910%	10/1/50	8,169	6,191
	CommonSpirit Health	5.548%	12/1/54	6,616	6,487
[4]	Community Health Network Inc.	3.099%	5/1/50	7,780	5,089
[4]	Corewell Health Obligated Group	3.487%	7/15/49	4,567	3,411
[4]	Cottage Health Obligated Group	3.304%	11/1/49	6,575	4,703
	CVS Health Corp.	3.875%	7/20/25	47,208	46,357
	CVS Health Corp.	5.000%	2/20/26	160	159
	CVS Health Corp.	2.875%	6/1/26	38,666	36,832
	CVS Health Corp.	3.000%	8/15/26	9,461	9,012
	CVS Health Corp.	3.625%	4/1/27	7,662	7,350
	CVS Health Corp.	6.250%	6/1/27	2,582	2,650
	CVS Health Corp.	1.300%	8/21/27	7,329	6,492
	CVS Health Corp.	4.300%	3/25/28	49,028	47,334
	CVS Health Corp.	5.000%	1/30/29	28,492	28,200
	CVS Health Corp.	5.400%	6/1/29	9,250	9,260
	CVS Health Corp.	3.250%	8/15/29	39,661	35,993
	CVS Health Corp.	5.125%	2/21/30	18,705	18,495
	CVS Health Corp.	3.750%	4/1/30	27,347	25,166
	CVS Health Corp.	1.750%	8/21/30	15,741	12,793
	CVS Health Corp.	5.250%	1/30/31	6,570	6,500
	CVS Health Corp.	1.875%	2/28/31	22,318	17,892
	CVS Health Corp.	5.550%	6/1/31	12,850	12,858
	CVS Health Corp.	2.125%	9/15/31	5,025	4,031
	CVS Health Corp.	5.250%	2/21/33	22,886	22,343
	CVS Health Corp.	5.300%	6/1/33	17,015	16,613
	CVS Health Corp.	5.700%	6/1/34	17,465	17,416
	CVS Health Corp.	4.875%	7/20/35	14,845	13,859
	CVS Health Corp.	4.780%	3/25/38	72,498	64,730
	CVS Health Corp.	6.125%	9/15/39	7,917	7,913
	CVS Health Corp.	4.125%	4/1/40	25,946	20,940
	CVS Health Corp.	2.700%	8/21/40	19,653	13,051
	CVS Health Corp.	5.300%	12/5/43	8,469	7,677
	CVS Health Corp.	5.125%	7/20/45	44,993	39,564
	CVS Health Corp.	5.050%	3/25/48	102,511	88,340
	CVS Health Corp.	4.250%	4/1/50	9,433	7,171
80

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.625%	2/21/53	15,680	14,552
	CVS Health Corp.	5.875%	6/1/53	10,971	10,508
	CVS Health Corp.	6.050%	6/1/54	12,800	12,545
	CVS Health Corp.	6.000%	6/1/63	11,130	10,653
	Danaher Corp.	3.350%	9/15/25	7,479	7,320
	Danaher Corp.	4.375%	9/15/45	4,238	3,695
	Danaher Corp.	2.600%	10/1/50	7,512	4,585
	Danaher Corp.	2.800%	12/10/51	16,272	10,265
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,850	3,825
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	10,258	8,952
	DH Europe Finance II Sarl	2.600%	11/15/29	13,200	11,771
	DH Europe Finance II Sarl	3.250%	11/15/39	8,257	6,525
	DH Europe Finance II Sarl	3.400%	11/15/49	11,937	8,584
	Dignity Health	4.500%	11/1/42	6,955	6,053
	Dignity Health	5.267%	11/1/64	2,923	2,664
[4]	Duke University Health System Inc.	3.920%	6/1/47	7,290	5,880
	Edwards Lifesciences Corp.	4.300%	6/15/28	7,507	7,254
	Elevance Health Inc.	5.350%	10/15/25	4,415	4,411
	Elevance Health Inc.	4.900%	2/8/26	6,306	6,256
	Elevance Health Inc.	3.650%	12/1/27	33,562	32,074
	Elevance Health Inc.	4.101%	3/1/28	22,124	21,395
	Elevance Health Inc.	5.150%	6/15/29	7,400	7,420
	Elevance Health Inc.	2.875%	9/15/29	6,820	6,135
	Elevance Health Inc.	2.250%	5/15/30	31,331	26,839
	Elevance Health Inc.	2.550%	3/15/31	18,247	15,547
	Elevance Health Inc.	4.100%	5/15/32	2,746	2,548
	Elevance Health Inc.	5.500%	10/15/32	6,265	6,368
	Elevance Health Inc.	4.750%	2/15/33	9,599	9,266
	Elevance Health Inc.	5.375%	6/15/34	12,800	12,859
	Elevance Health Inc.	5.950%	12/15/34	2,786	2,902
	Elevance Health Inc.	5.850%	1/15/36	4,718	4,865
	Elevance Health Inc.	6.375%	6/15/37	6,265	6,691
	Elevance Health Inc.	4.625%	5/15/42	10,115	8,903
	Elevance Health Inc.	4.650%	1/15/43	14,371	12,681
	Elevance Health Inc.	5.100%	1/15/44	8,842	8,199
	Elevance Health Inc.	4.650%	8/15/44	13,478	11,757
	Elevance Health Inc.	4.375%	12/1/47	22,943	19,044
	Elevance Health Inc.	4.550%	3/1/48	9,550	8,095
	Elevance Health Inc.	3.700%	9/15/49	12,555	9,269
	Elevance Health Inc.	3.125%	5/15/50	9,270	6,213
	Elevance Health Inc.	3.600%	3/15/51	9,008	6,471
	Elevance Health Inc.	4.550%	5/15/52	8,185	6,869
	Elevance Health Inc.	6.100%	10/15/52	6,447	6,764
	Elevance Health Inc.	5.125%	2/15/53	8,445	7,770
	Elevance Health Inc.	5.650%	6/15/54	12,900	12,754
	Elevance Health Inc.	4.850%	8/15/54	4,325	3,666
	Eli Lilly & Co.	4.500%	2/9/27	12,570	12,464
	Eli Lilly & Co.	4.500%	2/9/29	11,165	11,068
	Eli Lilly & Co.	3.375%	3/15/29	6,369	6,018
	Eli Lilly & Co.	4.700%	2/27/33	27,385	26,907
	Eli Lilly & Co.	4.700%	2/9/34	19,491	19,110
	Eli Lilly & Co.	3.950%	3/15/49	2,340	1,908
	Eli Lilly & Co.	2.250%	5/15/50	12,730	7,427
	Eli Lilly & Co.	4.875%	2/27/53	15,605	14,612
	Eli Lilly & Co.	5.000%	2/9/54	26,360	25,178
	Eli Lilly & Co.	4.150%	3/15/59	3,470	2,828
	Eli Lilly & Co.	2.500%	9/15/60	9,477	5,313
	Eli Lilly & Co.	4.950%	2/27/63	15,456	14,349
	Eli Lilly & Co.	5.100%	2/9/64	18,465	17,594
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,570	1,970
	GE HealthCare Technologies Inc.	5.600%	11/15/25	18,820	18,836
	GE HealthCare Technologies Inc.	5.650%	11/15/27	22,550	22,853
	GE HealthCare Technologies Inc.	5.857%	3/15/30	16,130	16,570
	GE HealthCare Technologies Inc.	5.905%	11/22/32	22,085	22,791
	GE HealthCare Technologies Inc.	6.377%	11/22/52	16,980	18,421
	Gilead Sciences Inc.	3.650%	3/1/26	30,470	29,634
	Gilead Sciences Inc.	2.950%	3/1/27	14,286	13,561
	Gilead Sciences Inc.	1.200%	10/1/27	7,500	6,649
	Gilead Sciences Inc.	5.250%	10/15/33	11,155	11,229
	Gilead Sciences Inc.	4.600%	9/1/35	16,469	15,543
81

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	4.000%	9/1/36	14,617	12,886
	Gilead Sciences Inc.	2.600%	10/1/40	18,203	12,520
	Gilead Sciences Inc.	5.650%	12/1/41	14,327	14,400
	Gilead Sciences Inc.	4.800%	4/1/44	25,306	22,798
	Gilead Sciences Inc.	4.500%	2/1/45	27,213	23,505
	Gilead Sciences Inc.	4.750%	3/1/46	20,191	17,968
	Gilead Sciences Inc.	4.150%	3/1/47	9,040	7,348
	Gilead Sciences Inc.	2.800%	10/1/50	12,815	8,027
	Gilead Sciences Inc.	5.550%	10/15/53	6,255	6,244
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,482	29,432
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	6,481	6,706
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	35,705	39,383
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,305	4,528
	GlaxoSmithKline Capital plc	3.375%	6/1/29	8,851	8,289
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	5,973	4,186
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,375	5,392
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,610	4,325
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,946	3,398
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	4,888	3,506
	HCA Inc.	5.875%	2/15/26	19,819	19,854
	HCA Inc.	5.250%	6/15/26	31,863	31,738
	HCA Inc.	5.375%	9/1/26	15,360	15,322
	HCA Inc.	4.500%	2/15/27	8,484	8,292
	HCA Inc.	3.125%	3/15/27	14,993	14,165
	HCA Inc.	5.200%	6/1/28	13,130	13,077
	HCA Inc.	5.625%	9/1/28	19,400	19,570
	HCA Inc.	5.875%	2/1/29	5,747	5,852
	HCA Inc.	3.375%	3/15/29	2,435	2,237
	HCA Inc.	4.125%	6/15/29	25,640	24,283
	HCA Inc.	3.500%	9/1/30	41,970	37,860
	HCA Inc.	5.450%	4/1/31	13,170	13,159
	HCA Inc.	2.375%	7/15/31	11,694	9,599
	HCA Inc.	3.625%	3/15/32	24,176	21,291
	HCA Inc.	5.500%	6/1/33	16,155	16,020
	HCA Inc.	5.600%	4/1/34	15,920	15,817
	HCA Inc.	5.125%	6/15/39	15,764	14,590
	HCA Inc.	4.375%	3/15/42	8,273	6,786
	HCA Inc.	5.500%	6/15/47	26,162	24,148
	HCA Inc.	5.250%	6/15/49	26,470	23,579
	HCA Inc.	3.500%	7/15/51	7,655	5,118
	HCA Inc.	4.625%	3/15/52	25,685	20,741
	HCA Inc.	5.900%	6/1/53	13,004	12,659
	HCA Inc.	6.000%	4/1/54	30,620	30,208
	HCA Inc.	6.100%	4/1/64	15,225	14,886
	Humana Inc.	1.350%	2/3/27	10,068	9,124
	Humana Inc.	3.950%	3/15/27	5,210	5,039
	Humana Inc.	5.750%	3/1/28	2,988	3,040
	Humana Inc.	5.750%	12/1/28	5,630	5,740
	Humana Inc.	3.700%	3/23/29	210	197
	Humana Inc.	3.125%	8/15/29	6,710	6,075
	Humana Inc.	4.875%	4/1/30	7,574	7,432
	Humana Inc.	5.375%	4/15/31	12,305	12,237
	Humana Inc.	2.150%	2/3/32	12,695	10,117
	Humana Inc.	5.875%	3/1/33	8,480	8,631
	Humana Inc.	5.950%	3/15/34	10,850	11,094
	Humana Inc.	4.625%	12/1/42	15,417	12,966
	Humana Inc.	4.950%	10/1/44	5,262	4,577
	Humana Inc.	4.800%	3/15/47	7,858	6,654
	Humana Inc.	3.950%	8/15/49	3,016	2,267
	Humana Inc.	5.500%	3/15/53	11,523	10,711
	Humana Inc.	5.750%	4/15/54	12,680	12,218
	Illumina Inc.	5.750%	12/13/27	6,635	6,696
	Illumina Inc.	2.550%	3/23/31	6,626	5,473
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,285	4,314
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	2,627
	Inova Health System Foundation	4.068%	5/15/52	5,178	4,295
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	5,746
[4]	Iowa Health System	3.665%	2/15/50	7,625	5,794
	Johns Hopkins Health System Corp.	3.837%	5/15/46	8,669	7,030
	Johnson & Johnson	0.550%	9/1/25	15,382	14,603
82

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.450%	3/1/26	27,512	26,422
	Johnson & Johnson	2.950%	3/3/27	19,213	18,389
	Johnson & Johnson	0.950%	9/1/27	8,794	7,834
	Johnson & Johnson	2.900%	1/15/28	19,305	18,243
	Johnson & Johnson	4.800%	6/1/29	7,300	7,354
	Johnson & Johnson	6.950%	9/1/29	2,125	2,353
	Johnson & Johnson	1.300%	9/1/30	20,442	16,865
	Johnson & Johnson	4.950%	5/15/33	4,171	4,267
	Johnson & Johnson	4.375%	12/5/33	19,060	18,715
	Johnson & Johnson	4.950%	6/1/34	3,472	3,512
	Johnson & Johnson	3.550%	3/1/36	16,273	14,244
	Johnson & Johnson	3.625%	3/3/37	12,186	10,623
	Johnson & Johnson	5.950%	8/15/37	13,339	14,523
	Johnson & Johnson	3.400%	1/15/38	10,963	9,204
	Johnson & Johnson	2.100%	9/1/40	33,242	22,185
	Johnson & Johnson	4.500%	9/1/40	7,197	6,765
	Johnson & Johnson	4.850%	5/15/41	1,711	1,666
	Johnson & Johnson	4.500%	12/5/43	16,698	15,597
	Johnson & Johnson	3.700%	3/1/46	22,636	18,173
	Johnson & Johnson	3.750%	3/3/47	12,820	10,299
	Johnson & Johnson	3.500%	1/15/48	11,232	8,597
	Johnson & Johnson	2.250%	9/1/50	3,562	2,116
	Johnson & Johnson	5.250%	6/1/54	10,825	10,871
	Johnson & Johnson	2.450%	9/1/60	5,425	3,066
	Kaiser Foundation Hospitals	3.150%	5/1/27	9,807	9,385
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	14,869	10,732
	Kaiser Foundation Hospitals	4.875%	4/1/42	13,424	12,662
	Kaiser Foundation Hospitals	4.150%	5/1/47	21,908	18,318
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	20,111	14,333
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	10,451	6,982
	Koninklijke Philips NV	6.875%	3/11/38	4,345	4,760
	Koninklijke Philips NV	5.000%	3/15/42	11,299	10,281
	Laboratory Corp. of America Holdings	3.600%	2/1/25	1	1
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,899	4,551
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,468	3,310
	Laboratory Corp. of America Holdings	2.950%	12/1/29	9,012	8,049
	Laboratory Corp. of America Holdings	2.700%	6/1/31	4,413	3,776
	Laboratory Corp. of America Holdings	4.700%	2/1/45	17,150	15,037
[4]	Mass General Brigham Inc.	3.765%	7/1/48	2,356	1,843
[4]	Mass General Brigham Inc.	3.192%	7/1/49	5,700	3,988
[4]	Mass General Brigham Inc.	4.117%	7/1/55	2,770	2,242
[4]	Mass General Brigham Inc.	3.342%	7/1/60	9,965	6,686
[4]	Mayo Clinic	3.774%	11/15/43	6,741	5,610
[4]	Mayo Clinic	4.000%	11/15/47	3,425	2,875
[4]	Mayo Clinic	4.128%	11/15/52	4,195	3,525
[4]	Mayo Clinic	3.196%	11/15/61	6,823	4,551
	McKesson Corp.	0.900%	12/3/25	7,813	7,341
	McKesson Corp.	5.250%	2/15/26	5,485	5,480
	McKesson Corp.	3.950%	2/16/28	3,360	3,235
	McKesson Corp.	5.100%	7/15/33	8,900	8,889
[4]	McLaren Health Care Corp.	4.386%	5/15/48	5,000	4,298
[4]	MedStar Health Inc.	3.626%	8/15/49	4,108	3,108
	Medtronic Inc.	4.375%	3/15/35	44,641	42,036
	Medtronic Inc.	4.625%	3/15/45	15,695	14,186
	Memorial Health Services	3.447%	11/1/49	7,300	5,431
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	5,518	5,297
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	4,757	3,217
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,765	10,556
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	7,112	5,895
	Merck & Co. Inc.	0.750%	2/24/26	10,927	10,205
	Merck & Co. Inc.	1.700%	6/10/27	26,483	24,309
	Merck & Co. Inc.	4.050%	5/17/28	6,010	5,887
	Merck & Co. Inc.	3.400%	3/7/29	25,391	23,968
	Merck & Co. Inc.	4.300%	5/17/30	8,163	7,954
	Merck & Co. Inc.	1.450%	6/24/30	10,091	8,347
	Merck & Co. Inc.	2.150%	12/10/31	26,315	21,876
	Merck & Co. Inc.	4.500%	5/17/33	20,551	19,856
	Merck & Co. Inc.	6.500%	12/1/33	11,892	13,214
	Merck & Co. Inc.	3.900%	3/7/39	10,175	8,785
	Merck & Co. Inc.	2.350%	6/24/40	18,087	12,345
83

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	3.600%	9/15/42	7,999	6,331
	Merck & Co. Inc.	4.150%	5/18/43	10,041	8,546
	Merck & Co. Inc.	4.900%	5/17/44	10,618	9,960
	Merck & Co. Inc.	3.700%	2/10/45	28,587	22,429
	Merck & Co. Inc.	4.000%	3/7/49	15,292	12,360
	Merck & Co. Inc.	2.450%	6/24/50	6,100	3,628
	Merck & Co. Inc.	2.750%	12/10/51	29,849	18,664
	Merck & Co. Inc.	5.000%	5/17/53	22,131	20,828
	Merck & Co. Inc.	2.900%	12/10/61	36,050	21,576
	Merck & Co. Inc.	5.150%	5/17/63	13,079	12,409
[4]	Methodist Hospital	2.705%	12/1/50	7,440	4,696
[4]	Montefiore Obligated Group	5.246%	11/1/48	9,475	7,024
[4]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	4,750	3,673
[4]	Mount Sinai Hospital	3.981%	7/1/48	4,024	3,140
[4]	Mount Sinai Hospital	3.737%	7/1/49	6,197	4,504
[4]	Mount Sinai Hospital	3.391%	7/1/50	8,150	5,363
	MultiCare Health System	2.803%	8/15/50	3,895	2,339
	Mylan Inc.	4.550%	4/15/28	9,064	8,733
	Mylan Inc.	5.400%	11/29/43	7,035	6,086
	Mylan Inc.	5.200%	4/15/48	5,570	4,521
[4]	MyMichigan Health	3.409%	6/1/50	4,400	3,109
	New York & Presbyterian Hospital	2.256%	8/1/40	5,210	3,520
	New York & Presbyterian Hospital	4.024%	8/1/45	4,612	3,884
	New York & Presbyterian Hospital	4.063%	8/1/56	6,830	5,560
	New York & Presbyterian Hospital	2.606%	8/1/60	6,437	3,651
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	6,602	4,747
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	7,566
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	9,288
	Northwell Healthcare Inc.	3.809%	11/1/49	5,784	4,301
[4]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	1,000	639
	Novant Health Inc.	2.637%	11/1/36	3,575	2,703
	Novant Health Inc.	3.168%	11/1/51	11,000	7,402
	Novant Health Inc.	3.318%	11/1/61	8,500	5,611
	Novartis Capital Corp.	3.000%	11/20/25	19,948	19,407
	Novartis Capital Corp.	2.000%	2/14/27	15,732	14,653
	Novartis Capital Corp.	3.100%	5/17/27	22,331	21,328
	Novartis Capital Corp.	2.200%	8/14/30	32,867	28,462
	Novartis Capital Corp.	3.700%	9/21/42	9,671	7,893
	Novartis Capital Corp.	4.400%	5/6/44	23,451	20,897
	Novartis Capital Corp.	4.000%	11/20/45	20,286	16,949
	Novartis Capital Corp.	2.750%	8/14/50	9,688	6,281
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,730	3,010
[4]	NYU Langone Hospitals	5.750%	7/1/43	4,485	4,694
	NYU Langone Hospitals	4.784%	7/1/44	4,296	3,978
[4]	NYU Langone Hospitals	4.368%	7/1/47	7,101	6,189
[4]	NYU Langone Hospitals	3.380%	7/1/55	7,475	5,189
[4]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	4,804	3,410
	OhioHealth Corp.	2.297%	11/15/31	5,500	4,588
	OhioHealth Corp.	2.834%	11/15/41	5,000	3,623
[4]	OhioHealth Corp.	3.042%	11/15/50	5,155	3,602
	Orlando Health Obligated Group	4.089%	10/1/48	4,010	3,314
	Orlando Health Obligated Group	3.327%	10/1/50	4,280	3,133
[4]	PeaceHealth Obligated Group	1.375%	11/15/25	4,390	4,140
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	4,625	4,061
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	7,125	4,706
	Pfizer Inc.	2.750%	6/3/26	43,938	42,010
	Pfizer Inc.	3.000%	12/15/26	18,559	17,713
	Pfizer Inc.	3.600%	9/15/28	9,105	8,711
	Pfizer Inc.	3.450%	3/15/29	36,292	34,351
	Pfizer Inc.	2.625%	4/1/30	20,390	18,080
	Pfizer Inc.	1.700%	5/28/30	15,672	13,190
	Pfizer Inc.	1.750%	8/18/31	12,780	10,376
	Pfizer Inc.	4.000%	12/15/36	6,793	6,089
	Pfizer Inc.	4.100%	9/15/38	16,167	14,253
	Pfizer Inc.	3.900%	3/15/39	20,294	17,339
	Pfizer Inc.	7.200%	3/15/39	18,784	22,179
	Pfizer Inc.	2.550%	5/28/40	16,817	11,695
	Pfizer Inc.	4.300%	6/15/43	10,296	8,884
	Pfizer Inc.	4.400%	5/15/44	9,809	8,705
	Pfizer Inc.	4.125%	12/15/46	19,784	16,370
84

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	4.200%	9/15/48	13,532	11,263
	Pfizer Inc.	4.000%	3/15/49	13,492	10,887
	Pfizer Inc.	2.700%	5/28/50	16,320	10,480
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	40,898	40,382
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	52,833	51,911
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	38,968	38,462
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	65,521	63,836
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	46,960	44,648
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	78,236	75,510
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	53,657	50,640
	Pharmacia LLC	6.600%	12/1/28	13,437	14,249
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,024	4,873
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	3,515	2,449
	Piedmont Healthcare Inc.	2.864%	1/1/52	5,365	3,420
	Presbyterian Healthcare Services	4.875%	8/1/52	4,200	3,991
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,929	5,581
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	18,209	15,967
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	9,515	9,470
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	6,152	4,707
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	6,625	5,139
[4]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	525	310
	Quest Diagnostics Inc.	3.450%	6/1/26	11,501	11,114
	Quest Diagnostics Inc.	4.200%	6/30/29	10,541	10,148
	Quest Diagnostics Inc.	2.950%	6/30/30	16,427	14,565
	Quest Diagnostics Inc.	2.800%	6/30/31	5,899	5,047
	Quest Diagnostics Inc.	4.700%	3/30/45	4,064	3,617
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	3,950	2,759
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	17,156	14,120
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	9,693	5,942
	Revvity Inc.	1.900%	9/15/28	6,639	5,808
	Revvity Inc.	3.300%	9/15/29	9,735	8,859
	Revvity Inc.	2.550%	3/15/31	6,795	5,686
	Revvity Inc.	2.250%	9/15/31	9,225	7,537
	Revvity Inc.	3.625%	3/15/51	4,240	2,946
	Royalty Pharma plc	1.200%	9/2/25	13,380	12,707
	Royalty Pharma plc	1.750%	9/2/27	16,494	14,816
	Royalty Pharma plc	2.200%	9/2/30	18,200	15,176
	Royalty Pharma plc	2.150%	9/2/31	5,055	4,060
	Royalty Pharma plc	3.300%	9/2/40	12,707	9,176
	Royalty Pharma plc	3.550%	9/2/50	13,887	9,329
	Royalty Pharma plc	3.350%	9/2/51	9,838	6,289
[4]	Rush Obligated Group	3.922%	11/15/29	4,540	4,307
	Sanofi SA	3.625%	6/19/28	12,885	12,343
[4]	Seattle Children's Hospital	2.719%	10/1/50	8,468	5,395
[4]	Sentara Healthcare	2.927%	11/1/51	255	170
[4]	Sharp HealthCare	2.680%	8/1/50	3,905	2,478
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	39,903	38,262
	Smith & Nephew plc	5.150%	3/20/27	3,200	3,189
	Smith & Nephew plc	2.032%	10/14/30	11,461	9,467
	Smith & Nephew plc	5.400%	3/20/34	8,400	8,272
[7]	Solventum Corp.	5.450%	2/25/27	15,750	15,738
[7]	Solventum Corp.	5.400%	3/1/29	3,602	3,591
[7]	Solventum Corp.	5.450%	3/13/31	12,325	12,173
[7]	Solventum Corp.	5.600%	3/23/34	19,000	18,648
[7]	Solventum Corp.	5.900%	4/30/54	180	172
[4]	SSM Health Care Corp.	3.823%	6/1/27	5,844	5,642
	SSM Health Care Corp.	4.894%	6/1/28	7,200	7,161
[4]	Stanford Health Care	3.310%	8/15/30	1,623	1,479
[4]	Stanford Health Care	3.795%	11/15/48	9,824	7,838
	Stanford Health Care	3.027%	8/15/51	5,185	3,528
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,269	5,341
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	13,648	9,921
	Stryker Corp.	3.375%	11/1/25	15,008	14,608
	Stryker Corp.	3.500%	3/15/26	8,983	8,722
	Stryker Corp.	3.650%	3/7/28	8,472	8,069
	Stryker Corp.	1.950%	6/15/30	8,545	7,196
	Stryker Corp.	4.100%	4/1/43	5,288	4,360
	Stryker Corp.	4.375%	5/15/44	8,155	6,995
	Stryker Corp.	4.625%	3/15/46	11,190	9,839
	Stryker Corp.	2.900%	6/15/50	2,785	1,824
85

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Sutter Health	1.321%	8/15/25	3,635	3,471
[4]	Sutter Health	3.695%	8/15/28	4,475	4,251
[4]	Sutter Health	2.294%	8/15/30	9,050	7,767
	Sutter Health	5.164%	8/15/33	4,906	4,923
[4]	Sutter Health	3.161%	8/15/40	5,250	3,971
[4]	Sutter Health	4.091%	8/15/48	4,950	4,078
[4]	Sutter Health	3.361%	8/15/50	8,300	5,941
	Sutter Health	5.547%	8/15/53	4,830	4,948
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	29,776	29,554
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,752	25,948
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	16,533	11,970
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	30,964	20,490
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	12,149	7,761
	Texas Health Resources	2.328%	11/15/50	5,154	3,021
[4]	Texas Health Resources	4.330%	11/15/55	3,486	2,976
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	6,875	6,859
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	9,655	9,644
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,650	6,749
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	10,608	10,629
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	10,579	9,460
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	11,280	11,289
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	29,490	24,143
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	14,430	14,382
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	24,550	17,469
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	8,444	8,431
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	5,113	4,992
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	7,310	6,009
	Toledo Hospital	5.750%	11/15/38	6,814	6,810
[4]	Trinity Health Corp.	2.632%	12/1/40	3,595	2,538
	Trinity Health Corp.	4.125%	12/1/45	7,840	6,605
[4]	Trinity Health Corp.	3.434%	12/1/48	3,117	2,333
	UnitedHealth Group Inc.	3.750%	7/15/25	16,272	16,030
	UnitedHealth Group Inc.	5.150%	10/15/25	4,185	4,180
	UnitedHealth Group Inc.	3.700%	12/15/25	6,076	5,947
	UnitedHealth Group Inc.	1.250%	1/15/26	9,262	8,728
	UnitedHealth Group Inc.	3.100%	3/15/26	10,147	9,819
	UnitedHealth Group Inc.	1.150%	5/15/26	4,736	4,404
	UnitedHealth Group Inc.	3.450%	1/15/27	13,243	12,773
	UnitedHealth Group Inc.	3.375%	4/15/27	40,817	39,147
	UnitedHealth Group Inc.	4.600%	4/15/27	6,490	6,437
	UnitedHealth Group Inc.	3.700%	5/15/27	9,111	8,816
	UnitedHealth Group Inc.	2.950%	10/15/27	8,691	8,170
	UnitedHealth Group Inc.	5.250%	2/15/28	8,642	8,755
	UnitedHealth Group Inc.	3.850%	6/15/28	7,237	6,957
	UnitedHealth Group Inc.	3.875%	12/15/28	6,597	6,322
	UnitedHealth Group Inc.	4.250%	1/15/29	12,617	12,291
	UnitedHealth Group Inc.	4.700%	4/15/29	5,175	5,135
	UnitedHealth Group Inc.	4.000%	5/15/29	6,528	6,277
	UnitedHealth Group Inc.	2.875%	8/15/29	22,143	20,086
	UnitedHealth Group Inc.	5.300%	2/15/30	14,720	14,981
	UnitedHealth Group Inc.	2.000%	5/15/30	11,274	9,581
	UnitedHealth Group Inc.	4.900%	4/15/31	10,555	10,455
	UnitedHealth Group Inc.	2.300%	5/15/31	27,204	22,846
	UnitedHealth Group Inc.	5.350%	2/15/33	40,126	40,649
	UnitedHealth Group Inc.	4.500%	4/15/33	16,400	15,669
	UnitedHealth Group Inc.	5.000%	4/15/34	16,580	16,359
	UnitedHealth Group Inc.	4.625%	7/15/35	15,937	15,274
	UnitedHealth Group Inc.	5.800%	3/15/36	9,554	9,984
	UnitedHealth Group Inc.	6.500%	6/15/37	11,956	13,124
	UnitedHealth Group Inc.	6.625%	11/15/37	9,396	10,393
	UnitedHealth Group Inc.	6.875%	2/15/38	15,911	18,214
	UnitedHealth Group Inc.	3.500%	8/15/39	19,865	16,047
	UnitedHealth Group Inc.	2.750%	5/15/40	11,466	8,245
	UnitedHealth Group Inc.	5.700%	10/15/40	4,653	4,746
	UnitedHealth Group Inc.	5.950%	2/15/41	7,980	8,339
	UnitedHealth Group Inc.	3.050%	5/15/41	15,950	11,788
	UnitedHealth Group Inc.	4.625%	11/15/41	13,211	11,938
	UnitedHealth Group Inc.	4.375%	3/15/42	5,260	4,622
	UnitedHealth Group Inc.	3.950%	10/15/42	14,439	11,840
	UnitedHealth Group Inc.	4.250%	3/15/43	8,916	7,686
86

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.750%	7/15/45	13,963	12,655
	UnitedHealth Group Inc.	4.200%	1/15/47	19,015	15,670
	UnitedHealth Group Inc.	4.250%	4/15/47	14,355	11,942
	UnitedHealth Group Inc.	3.750%	10/15/47	10,629	8,101
	UnitedHealth Group Inc.	4.250%	6/15/48	23,028	19,041
	UnitedHealth Group Inc.	4.450%	12/15/48	6,727	5,749
	UnitedHealth Group Inc.	3.700%	8/15/49	18,559	13,948
	UnitedHealth Group Inc.	2.900%	5/15/50	16,356	10,604
	UnitedHealth Group Inc.	3.250%	5/15/51	31,917	21,918
	UnitedHealth Group Inc.	5.875%	2/15/53	32,376	33,630
	UnitedHealth Group Inc.	5.050%	4/15/53	27,119	25,154
	UnitedHealth Group Inc.	5.375%	4/15/54	22,465	21,818
	UnitedHealth Group Inc.	3.875%	8/15/59	11,271	8,356
	UnitedHealth Group Inc.	3.125%	5/15/60	15,397	9,727
	UnitedHealth Group Inc.	6.050%	2/15/63	29,070	30,580
	UnitedHealth Group Inc.	5.200%	4/15/63	21,052	19,543
	UnitedHealth Group Inc.	5.500%	4/15/64	13,685	13,272
[7]	Universal Health Services Inc.	1.650%	9/1/26	1	—
	Universal Health Services Inc.	1.650%	9/1/26	4,519	4,157
	Universal Health Services Inc.	2.650%	10/15/30	9,000	7,672
	UPMC	5.035%	5/15/33	8,726	8,543
	Utah Acquisition Sub Inc.	3.950%	6/15/26	32,935	31,948
	Utah Acquisition Sub Inc.	5.250%	6/15/46	8,239	6,783
	Viatris Inc.	2.300%	6/22/27	4,570	4,174
	Viatris Inc.	2.700%	6/22/30	10,836	9,206
	Viatris Inc.	3.850%	6/22/40	7,780	5,679
	Viatris Inc.	4.000%	6/22/50	17,638	11,886
[4]	WakeMed	3.286%	10/1/52	3,435	2,406
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	4,346	2,867
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	4,151	3,693
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	8,100	5,288
	Wyeth LLC	6.500%	2/1/34	8,969	9,846
	Wyeth LLC	6.000%	2/15/36	7,345	7,807
	Wyeth LLC	5.950%	4/1/37	16,556	17,432
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,600	3,372
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	12,729	12,283
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	5,750	5,783
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	18,822	15,732
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,865	2,881
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	2,688	2,256
	Zoetis Inc.	4.500%	11/13/25	8,079	7,984
	Zoetis Inc.	3.000%	9/12/27	16,022	15,031
	Zoetis Inc.	3.900%	8/20/28	9,165	8,746
	Zoetis Inc.	2.000%	5/15/30	5,750	4,844
	Zoetis Inc.	5.600%	11/16/32	11,175	11,435
	Zoetis Inc.	4.700%	2/1/43	8,358	7,449
	Zoetis Inc.	3.950%	9/12/47	9,658	7,540
	Zoetis Inc.	4.450%	8/20/48	11,761	10,019
	Zoetis Inc.	3.000%	5/15/50	4,794	3,127
					9,426,915
Industrials (1.9%)
[4]	3M Co.	3.000%	8/7/25	8,441	8,222
[4]	3M Co.	2.250%	9/19/26	14,797	13,881
	3M Co.	2.875%	10/15/27	7,334	6,843
[4]	3M Co.	3.625%	9/14/28	1,940	1,836
[4]	3M Co.	3.375%	3/1/29	14,980	13,899
	3M Co.	2.375%	8/26/29	18,461	16,132
	3M Co.	3.050%	4/15/30	5,535	4,966
[4]	3M Co.	5.700%	3/15/37	188	195
[4]	3M Co.	3.125%	9/19/46	12,980	8,732
[4]	3M Co.	3.625%	10/15/47	10,207	7,384
[4]	3M Co.	4.000%	9/14/48	7,995	6,350
	3M Co.	3.250%	8/26/49	14,241	9,653
	3M Co.	3.700%	4/15/50	1,219	886
	Acuity Brands Lighting Inc.	2.150%	12/15/30	6,165	5,113
	AGCO Corp.	5.450%	3/21/27	5,150	5,161
	AGCO Corp.	5.800%	3/21/34	9,015	8,976
	Allegion plc	3.500%	10/1/29	5,779	5,329
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,169	4,890
87

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegion US Holding Co. Inc.	5.411%	7/1/32	5,880	5,869
[4]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	2,793	2,668
[4]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	78	73
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	17,214	14,688
[4]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	1,065	1,010
[4]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,364	2,233
[4]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,042	6,530
[4]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	3,999	3,677
[4]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	3,064	2,892
[4]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,564	3,281
[4]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	7,079	6,309
	Amphenol Corp.	4.750%	3/30/26	3,858	3,826
	Amphenol Corp.	5.050%	4/5/27	4,945	4,942
	Amphenol Corp.	5.050%	4/5/29	7,000	7,021
	Amphenol Corp.	4.350%	6/1/29	6,293	6,102
	Amphenol Corp.	2.800%	2/15/30	16,623	14,799
	Amphenol Corp.	2.200%	9/15/31	9,155	7,516
	Amphenol Corp.	5.250%	4/5/34	7,780	7,759
[4]	BNSF Funding Trust I	6.613%	12/15/55	1,165	1,164
	Boeing Co.	2.600%	10/30/25	5,230	5,001
	Boeing Co.	2.750%	2/1/26	13,779	13,085
	Boeing Co.	2.196%	2/4/26	41,861	39,375
	Boeing Co.	3.100%	5/1/26	10,950	10,389
	Boeing Co.	2.250%	6/15/26	7,941	7,396
	Boeing Co.	2.700%	2/1/27	17,306	15,959
	Boeing Co.	5.040%	5/1/27	27,115	26,520
[7]	Boeing Co.	6.259%	5/1/27	12,870	12,963
	Boeing Co.	3.250%	2/1/28	18,826	17,241
	Boeing Co.	3.250%	3/1/28	6,087	5,545
	Boeing Co.	3.200%	3/1/29	13,613	12,081
[7]	Boeing Co.	6.298%	5/1/29	19,325	19,596
	Boeing Co.	2.950%	2/1/30	8,726	7,477
	Boeing Co.	5.150%	5/1/30	63,304	60,776
	Boeing Co.	3.625%	2/1/31	13,736	12,021
[7]	Boeing Co.	6.388%	5/1/31	12,750	12,978
	Boeing Co.	6.125%	2/15/33	9,976	9,945
	Boeing Co.	3.600%	5/1/34	16,254	13,075
[7]	Boeing Co.	6.528%	5/1/34	32,182	32,946
	Boeing Co.	3.250%	2/1/35	11,170	8,532
	Boeing Co.	6.625%	2/15/38	7,154	7,313
	Boeing Co.	3.550%	3/1/38	6,662	4,825
	Boeing Co.	3.500%	3/1/39	5,502	3,903
	Boeing Co.	6.875%	3/15/39	13,208	13,663
	Boeing Co.	5.875%	2/15/40	8,972	8,404
	Boeing Co.	5.705%	5/1/40	18,930	17,479
	Boeing Co.	3.375%	6/15/46	5,270	3,358
	Boeing Co.	3.650%	3/1/47	9,887	6,439
	Boeing Co.	3.625%	3/1/48	5,664	3,644
	Boeing Co.	3.850%	11/1/48	5,725	3,820
	Boeing Co.	3.900%	5/1/49	16,898	11,354
	Boeing Co.	3.750%	2/1/50	10,527	6,907
	Boeing Co.	5.805%	5/1/50	77,453	69,930
[7]	Boeing Co.	6.858%	5/1/54	32,350	33,168
	Boeing Co.	3.825%	3/1/59	8,645	5,471
	Boeing Co.	3.950%	8/1/59	6,615	4,214
	Boeing Co.	5.930%	5/1/60	32,978	29,504
[7]	Boeing Co.	7.008%	5/1/64	19,625	20,099
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	13,569	13,303
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,696	2,764
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,792	7,453
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	4,502	4,868
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	6,511	7,023
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	10,932	11,221
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	9,429	8,947
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	16,713	16,507
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	8,115	7,624
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	11,716	10,240
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	8,747	7,617
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	18,111	15,854
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,372	7,048
88

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	17,784	16,398
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	9,430	8,291
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	19,225	15,922
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	10,231	9,162
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	16,374	12,967
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	15,838	12,926
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	6,881	5,558
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,831	7,209
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	16,020	11,780
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	7,612	5,043
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	15,834	11,030
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,895	5,622
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	17,215	16,530
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	11,000	11,033
	Canadian National Railway Co.	2.750%	3/1/26	9,402	9,056
	Canadian National Railway Co.	6.900%	7/15/28	2,400	2,574
	Canadian National Railway Co.	3.850%	8/5/32	4,261	3,932
	Canadian National Railway Co.	6.250%	8/1/34	2,799	3,045
	Canadian National Railway Co.	6.200%	6/1/36	6,723	7,290
	Canadian National Railway Co.	6.375%	11/15/37	4,893	5,362
	Canadian National Railway Co.	3.200%	8/2/46	8,366	6,030
	Canadian National Railway Co.	3.650%	2/3/48	5,353	4,123
	Canadian National Railway Co.	4.450%	1/20/49	2,100	1,842
	Canadian National Railway Co.	2.450%	5/1/50	15,220	9,106
	Canadian National Railway Co.	4.400%	8/5/52	12,532	10,764
	Canadian National Railway Co.	6.125%	11/1/53	4,975	5,510
	Canadian Pacific Railway Co.	1.750%	12/2/26	7,744	7,145
	Canadian Pacific Railway Co.	4.000%	6/1/28	3,553	3,428
	Canadian Pacific Railway Co.	2.875%	11/15/29	7,085	6,348
	Canadian Pacific Railway Co.	2.050%	3/5/30	6,757	5,766
	Canadian Pacific Railway Co.	7.125%	10/15/31	4,572	5,085
	Canadian Pacific Railway Co.	2.450%	12/2/31	20,147	18,307
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,923	3,724
	Canadian Pacific Railway Co.	5.950%	5/15/37	16,055	16,607
	Canadian Pacific Railway Co.	3.000%	12/2/41	13,105	11,325
	Canadian Pacific Railway Co.	4.300%	5/15/43	5,935	5,059
	Canadian Pacific Railway Co.	4.800%	8/1/45	5,823	5,235
	Canadian Pacific Railway Co.	4.950%	8/15/45	5,048	4,604
	Canadian Pacific Railway Co.	4.700%	5/1/48	9,822	8,516
	Canadian Pacific Railway Co.	3.500%	5/1/50	11,056	7,967
	Canadian Pacific Railway Co.	3.100%	12/2/51	32,416	21,540
	Canadian Pacific Railway Co.	6.125%	9/15/15	7,200	7,331
	Carrier Global Corp.	2.493%	2/15/27	19,745	18,488
	Carrier Global Corp.	2.722%	2/15/30	50,275	44,403
	Carrier Global Corp.	2.700%	2/15/31	6,918	5,951
	Carrier Global Corp.	5.900%	3/15/34	14,589	15,236
	Carrier Global Corp.	3.377%	4/5/40	29,832	23,102
	Carrier Global Corp.	3.577%	4/5/50	37,882	27,511
	Carrier Global Corp.	6.200%	3/15/54	12,960	13,904
	Caterpillar Financial Services Corp.	5.150%	8/11/25	9,740	9,723
[4]	Caterpillar Financial Services Corp.	3.650%	8/12/25	9,876	9,699
[4]	Caterpillar Financial Services Corp.	0.800%	11/13/25	11,418	10,765
	Caterpillar Financial Services Corp.	5.050%	2/27/26	10,440	10,440
	Caterpillar Financial Services Corp.	0.900%	3/2/26	4,628	4,317
[4]	Caterpillar Financial Services Corp.	4.350%	5/15/26	12,120	11,957
	Caterpillar Financial Services Corp.	2.400%	8/9/26	5,562	5,267
[4]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,383	4,947
[4]	Caterpillar Financial Services Corp.	1.700%	1/8/27	6,546	6,044
[4]	Caterpillar Financial Services Corp.	3.600%	8/12/27	10,370	9,979
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	8,232	7,341
	Caterpillar Financial Services Corp.	4.850%	2/27/29	7,740	7,742
	Caterpillar Inc.	2.600%	9/19/29	12,060	10,819
	Caterpillar Inc.	2.600%	4/9/30	20,849	18,512
	Caterpillar Inc.	5.300%	9/15/35	3,563	3,707
	Caterpillar Inc.	6.050%	8/15/36	10,131	10,990
	Caterpillar Inc.	3.803%	8/15/42	26,939	21,830
	Caterpillar Inc.	4.300%	5/15/44	2,928	2,541
	Caterpillar Inc.	3.250%	9/19/49	14,236	10,109
	Caterpillar Inc.	3.250%	4/9/50	7,527	5,361
	Caterpillar Inc.	4.750%	5/15/64	6,466	5,707
89

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CH Robinson Worldwide Inc.	4.200%	4/15/28	7,740	7,480
	CNH Industrial Capital LLC	5.450%	10/14/25	5,882	5,880
	CNH Industrial Capital LLC	1.875%	1/15/26	7,633	7,227
	CNH Industrial Capital LLC	1.450%	7/15/26	4,022	3,718
	CNH Industrial Capital LLC	4.550%	4/10/28	4,880	4,772
	CNH Industrial Capital LLC	5.500%	1/12/29	7,080	7,152
	CNH Industrial Capital LLC	5.100%	4/20/29	13,000	12,952
[4]	CNH Industrial NV	3.850%	11/15/27	9,183	8,793
	CSX Corp.	3.350%	11/1/25	17,171	16,726
	CSX Corp.	2.600%	11/1/26	8,368	7,911
	CSX Corp.	3.250%	6/1/27	15,671	14,961
	CSX Corp.	3.800%	3/1/28	9,169	8,820
	CSX Corp.	4.250%	3/15/29	21,901	21,262
	CSX Corp.	2.400%	2/15/30	8,560	7,465
	CSX Corp.	4.100%	11/15/32	13,854	12,937
	CSX Corp.	5.200%	11/15/33	8,695	8,715
	CSX Corp.	6.000%	10/1/36	7,447	7,869
	CSX Corp.	6.150%	5/1/37	10,522	11,278
	CSX Corp.	6.220%	4/30/40	11,054	11,837
	CSX Corp.	5.500%	4/15/41	5,257	5,231
	CSX Corp.	4.750%	5/30/42	5,105	4,632
	CSX Corp.	4.400%	3/1/43	1,355	1,179
	CSX Corp.	4.100%	3/15/44	15,140	12,440
	CSX Corp.	3.800%	11/1/46	6,832	5,297
	CSX Corp.	4.300%	3/1/48	7,645	6,377
	CSX Corp.	4.750%	11/15/48	8,601	7,665
	CSX Corp.	4.500%	3/15/49	14,929	12,785
	CSX Corp.	3.350%	9/15/49	11,676	8,212
	CSX Corp.	3.800%	4/15/50	3,435	2,622
	CSX Corp.	2.500%	5/15/51	5,482	3,228
	CSX Corp.	4.500%	11/15/52	9,741	8,338
	CSX Corp.	4.500%	8/1/54	2,395	2,031
	CSX Corp.	4.250%	11/1/66	9,840	7,655
	CSX Corp.	4.650%	3/1/68	4,774	4,005
	Cummins Inc.	0.750%	9/1/25	6,518	6,190
	Cummins Inc.	4.900%	2/20/29	8,675	8,662
	Cummins Inc.	1.500%	9/1/30	7,568	6,207
	Cummins Inc.	5.150%	2/20/34	6,175	6,184
	Cummins Inc.	4.875%	10/1/43	9,666	8,859
	Cummins Inc.	2.600%	9/1/50	8,252	5,011
	Cummins Inc.	5.450%	2/20/54	13,925	13,648
	Deere & Co.	5.375%	10/16/29	11,209	11,488
	Deere & Co.	3.100%	4/15/30	13,805	12,548
	Deere & Co.	3.900%	6/9/42	10,219	8,530
	Deere & Co.	2.875%	9/7/49	3,132	2,099
	Deere & Co.	3.750%	4/15/50	11,535	9,047
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,275	1,243
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,323	6,657
	Dover Corp.	3.150%	11/15/25	9,185	8,899
	Dover Corp.	2.950%	11/4/29	4,247	3,838
	Dover Corp.	5.375%	10/15/35	3,525	3,555
	Dover Corp.	5.375%	3/1/41	4,554	4,444
	Eaton Corp.	3.103%	9/15/27	15,188	14,334
	Eaton Corp.	4.350%	5/18/28	100	98
	Eaton Corp.	4.000%	11/2/32	13,397	12,485
	Eaton Corp.	4.150%	3/15/33	12,277	11,500
	Eaton Corp.	4.150%	11/2/42	10,674	9,078
	Eaton Corp.	3.915%	9/15/47	3,988	3,184
	Eaton Corp.	4.700%	8/23/52	18,904	17,104
	Emerson Electric Co.	0.875%	10/15/26	11,487	10,480
	Emerson Electric Co.	1.800%	10/15/27	16,926	15,410
	Emerson Electric Co.	2.000%	12/21/28	11,110	9,855
	Emerson Electric Co.	1.950%	10/15/30	9,340	7,892
	Emerson Electric Co.	2.200%	12/21/31	15,994	13,321
	Emerson Electric Co.	2.750%	10/15/50	11,862	7,569
	Emerson Electric Co.	2.800%	12/21/51	12,150	7,636
	FedEx Corp.	3.250%	4/1/26	11,892	11,494
	FedEx Corp.	3.400%	2/15/28	5,641	5,339
	FedEx Corp.	4.200%	10/17/28	495	481
	FedEx Corp.	3.100%	8/5/29	14,090	12,897
90

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	4.250%	5/15/30	6,602	6,338
	FedEx Corp.	2.400%	5/15/31	7,447	6,309
	FedEx Corp.	4.900%	1/15/34	5,087	4,965
	FedEx Corp.	3.900%	2/1/35	12,995	11,526
	FedEx Corp.	3.250%	5/15/41	9,680	7,092
	FedEx Corp.	4.100%	4/15/43	6,420	5,154
	FedEx Corp.	5.100%	1/15/44	4,462	4,076
	FedEx Corp.	4.100%	2/1/45	6,932	5,449
	FedEx Corp.	4.750%	11/15/45	20,688	17,805
	FedEx Corp.	4.550%	4/1/46	16,566	13,811
	FedEx Corp.	4.400%	1/15/47	10,175	8,285
	FedEx Corp.	4.050%	2/15/48	15,026	11,685
	FedEx Corp.	4.950%	10/17/48	12,757	11,286
	FedEx Corp.	5.250%	5/15/50	13,797	12,867
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	15,412	12,785
	Fortive Corp.	3.150%	6/15/26	12,189	11,691
	Fortive Corp.	4.300%	6/15/46	4,870	4,052
	GE Capital Funding LLC	4.550%	5/15/32	9,814	9,361
	General Dynamics Corp.	2.125%	8/15/26	8,197	7,714
	General Dynamics Corp.	2.625%	11/15/27	14,629	13,601
	General Dynamics Corp.	3.750%	5/15/28	12,985	12,495
	General Dynamics Corp.	3.625%	4/1/30	15,461	14,493
	General Dynamics Corp.	4.250%	4/1/40	11,754	10,309
	General Dynamics Corp.	3.600%	11/15/42	4,903	3,862
[4]	General Electric Co.	5.875%	1/14/38	23,820	24,478
	General Electric Co.	4.350%	5/1/50	7,660	6,517
	HEICO Corp.	5.250%	8/1/28	3,515	3,522
	HEICO Corp.	5.350%	8/1/33	8,225	8,150
	Hexcel Corp.	4.950%	8/15/25	3,885	3,844
	Honeywell International Inc.	2.500%	11/1/26	25,040	23,668
	Honeywell International Inc.	1.100%	3/1/27	16,595	15,045
	Honeywell International Inc.	4.950%	2/15/28	6,708	6,758
	Honeywell International Inc.	4.250%	1/15/29	9,235	9,034
	Honeywell International Inc.	2.700%	8/15/29	9,661	8,743
	Honeywell International Inc.	1.950%	6/1/30	13,603	11,595
	Honeywell International Inc.	1.750%	9/1/31	22,166	17,966
	Honeywell International Inc.	4.950%	9/1/31	12,400	12,410
	Honeywell International Inc.	5.000%	2/15/33	24,310	24,304
	Honeywell International Inc.	4.500%	1/15/34	12,995	12,474
	Honeywell International Inc.	5.000%	3/1/35	12,700	12,590
	Honeywell International Inc.	5.700%	3/15/36	5,599	5,882
	Honeywell International Inc.	5.700%	3/15/37	7,485	7,767
	Honeywell International Inc.	5.375%	3/1/41	4,234	4,209
	Honeywell International Inc.	3.812%	11/21/47	4,891	3,835
	Honeywell International Inc.	5.250%	3/1/54	22,125	21,474
	Honeywell International Inc.	5.350%	3/1/64	10,135	9,830
	Howmet Aerospace Inc.	5.950%	2/1/37	7,880	8,091
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	11,861	11,166
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,279	7,288
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	9,741	9,168
	IDEX Corp.	3.000%	5/1/30	5,705	5,036
	Illinois Tool Works Inc.	2.650%	11/15/26	18,981	18,057
	Illinois Tool Works Inc.	4.875%	9/15/41	6,299	5,971
	Illinois Tool Works Inc.	3.900%	9/1/42	18,070	15,065
	Ingersoll Rand Inc.	5.197%	6/15/27	10,300	10,326
	Ingersoll Rand Inc.	5.400%	8/14/28	3,285	3,314
	Ingersoll Rand Inc.	5.176%	6/15/29	9,680	9,679
	Ingersoll Rand Inc.	5.314%	6/15/31	6,445	6,478
	Ingersoll Rand Inc.	5.700%	8/14/33	12,648	12,942
	Ingersoll Rand Inc.	5.450%	6/15/34	9,385	9,461
	Ingersoll Rand Inc.	5.700%	6/15/54	7,745	7,799
	Jacobs Engineering Group Inc.	6.350%	8/18/28	7,815	8,062
	Jacobs Engineering Group Inc.	5.900%	3/1/33	5,297	5,304
	JB Hunt Transport Services Inc.	3.875%	3/1/26	8,021	7,837
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	6,338	5,929
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	7,896	6,810
[4]	John Deere Capital Corp.	4.050%	9/8/25	6,137	6,053
	John Deere Capital Corp.	5.300%	9/8/25	12,105	12,115
[4]	John Deere Capital Corp.	3.400%	9/11/25	5,436	5,319
[4]	John Deere Capital Corp.	4.800%	1/9/26	4,450	4,422
91

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	John Deere Capital Corp.	0.700%	1/15/26	4,719	4,411
[4]	John Deere Capital Corp.	5.050%	3/3/26	7,773	7,776
[4]	John Deere Capital Corp.	4.950%	3/6/26	14,070	14,046
[4]	John Deere Capital Corp.	4.750%	6/8/26	5,462	5,428
[4]	John Deere Capital Corp.	2.650%	6/10/26	8,710	8,323
[4]	John Deere Capital Corp.	1.050%	6/17/26	8,505	7,875
[4]	John Deere Capital Corp.	5.150%	9/8/26	5,705	5,712
[4]	John Deere Capital Corp.	2.250%	9/14/26	25,702	24,185
[4]	John Deere Capital Corp.	1.700%	1/11/27	12,500	11,526
[4]	John Deere Capital Corp.	4.850%	3/5/27	14,000	13,950
[4]	John Deere Capital Corp.	1.750%	3/9/27	7,431	6,827
[4]	John Deere Capital Corp.	4.900%	6/11/27	7,672	7,654
[4]	John Deere Capital Corp.	2.800%	9/8/27	13,309	12,451
[4]	John Deere Capital Corp.	4.150%	9/15/27	11,870	11,606
[4]	John Deere Capital Corp.	3.050%	1/6/28	13,831	13,061
[4]	John Deere Capital Corp.	4.750%	1/20/28	5,790	5,765
[4]	John Deere Capital Corp.	4.900%	3/3/28	12,808	12,807
[4]	John Deere Capital Corp.	4.950%	7/14/28	25,101	25,127
	John Deere Capital Corp.	4.500%	1/16/29	6,565	6,452
[4]	John Deere Capital Corp.	3.450%	3/7/29	6,930	6,526
[4]	John Deere Capital Corp.	4.850%	6/11/29	6,487	6,466
[4]	John Deere Capital Corp.	2.800%	7/18/29	13,093	11,866
[4]	John Deere Capital Corp.	4.850%	10/11/29	4,030	4,026
[4]	John Deere Capital Corp.	2.450%	1/9/30	12,737	11,250
[4]	John Deere Capital Corp.	4.700%	6/10/30	14,647	14,506
	John Deere Capital Corp.	1.450%	1/15/31	6,123	4,971
[4]	John Deere Capital Corp.	4.900%	3/7/31	17,145	17,055
[4]	John Deere Capital Corp.	4.350%	9/15/32	9,960	9,519
[4]	John Deere Capital Corp.	5.150%	9/8/33	18,099	18,143
[4]	John Deere Capital Corp.	5.100%	4/11/34	13,980	13,937
[4]	John Deere Capital Corp.	5.050%	6/12/34	15,060	14,954
[4]	Johnson Controls International plc	3.900%	2/14/26	5,189	5,062
	Johnson Controls International plc	5.500%	4/19/29	8,343	8,438
	Johnson Controls International plc	1.750%	9/15/30	8,807	7,266
	Johnson Controls International plc	2.000%	9/16/31	4,561	3,686
	Johnson Controls International plc	4.900%	12/1/32	3,155	3,078
[4]	Johnson Controls International plc	6.000%	1/15/36	2,838	2,948
[4]	Johnson Controls International plc	4.625%	7/2/44	11,047	9,519
	Johnson Controls International plc	4.500%	2/15/47	10,311	8,599
[4]	Johnson Controls International plc	4.950%	7/2/64	5,217	4,506
	Kennametal Inc.	4.625%	6/15/28	8,800	8,587
	Keysight Technologies Inc.	4.600%	4/6/27	10,021	9,835
	Keysight Technologies Inc.	3.000%	10/30/29	5,345	4,762
	Kirby Corp.	4.200%	3/1/28	13,801	13,322
	L3Harris Technologies Inc.	3.850%	12/15/26	9,344	9,032
	L3Harris Technologies Inc.	5.400%	1/15/27	16,312	16,375
	L3Harris Technologies Inc.	4.400%	6/15/28	3,841	3,728
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	19,928	19,356
	L3Harris Technologies Inc.	5.050%	6/1/29	9,815	9,749
	L3Harris Technologies Inc.	2.900%	12/15/29	8,151	7,270
	L3Harris Technologies Inc.	1.800%	1/15/31	6,993	5,657
	L3Harris Technologies Inc.	5.250%	6/1/31	9,775	9,738
	L3Harris Technologies Inc.	5.400%	7/31/33	20,930	20,859
	L3Harris Technologies Inc.	5.350%	6/1/34	10,630	10,552
	L3Harris Technologies Inc.	4.854%	4/27/35	7,356	6,982
	L3Harris Technologies Inc.	5.054%	4/27/45	8,121	7,502
	L3Harris Technologies Inc.	5.600%	7/31/53	6,430	6,371
	Lennox International Inc.	1.350%	8/1/25	5,825	5,559
	Lennox International Inc.	1.700%	8/1/27	5,850	5,259
	Lennox International Inc.	5.500%	9/15/28	6,455	6,525
	LKQ Corp.	6.250%	6/15/33	6,933	7,126
	Lockheed Martin Corp.	4.950%	10/15/25	2,740	2,732
	Lockheed Martin Corp.	3.550%	1/15/26	18,592	18,139
	Lockheed Martin Corp.	5.100%	11/15/27	17,278	17,397
	Lockheed Martin Corp.	4.450%	5/15/28	7,487	7,371
	Lockheed Martin Corp.	4.500%	2/15/29	5,135	5,055
	Lockheed Martin Corp.	1.850%	6/15/30	2,240	1,887
	Lockheed Martin Corp.	3.900%	6/15/32	11,243	10,485
	Lockheed Martin Corp.	5.250%	1/15/33	17,175	17,464
	Lockheed Martin Corp.	4.750%	2/15/34	12,430	12,100
92

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	3.600%	3/1/35	13,219	11,583
	Lockheed Martin Corp.	4.500%	5/15/36	11,363	10,664
[4]	Lockheed Martin Corp.	6.150%	9/1/36	10,335	11,218
	Lockheed Martin Corp.	5.720%	6/1/40	7,140	7,378
	Lockheed Martin Corp.	4.070%	12/15/42	17,893	15,048
	Lockheed Martin Corp.	3.800%	3/1/45	11,489	9,139
	Lockheed Martin Corp.	4.700%	5/15/46	23,081	20,774
	Lockheed Martin Corp.	4.090%	9/15/52	22,263	17,858
	Lockheed Martin Corp.	4.150%	6/15/53	13,730	11,100
	Lockheed Martin Corp.	5.700%	11/15/54	13,330	13,705
	Lockheed Martin Corp.	5.200%	2/15/55	10,647	10,189
	Lockheed Martin Corp.	4.300%	6/15/62	5,395	4,366
	Lockheed Martin Corp.	5.900%	11/15/63	18,421	19,362
	Lockheed Martin Corp.	5.200%	2/15/64	2,450	2,316
	MasTec Inc.	5.900%	6/15/29	6,375	6,405
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	10,200	10,222
[4]	Nature Conservancy	3.957%	3/1/52	4,960	4,051
	Norfolk Southern Corp.	3.650%	8/1/25	1,488	1,460
	Norfolk Southern Corp.	2.900%	6/15/26	7,696	7,352
	Norfolk Southern Corp.	7.800%	5/15/27	3,435	3,684
	Norfolk Southern Corp.	3.150%	6/1/27	10,483	9,946
	Norfolk Southern Corp.	3.800%	8/1/28	11,395	10,908
	Norfolk Southern Corp.	2.550%	11/1/29	12,211	10,756
	Norfolk Southern Corp.	5.050%	8/1/30	10,615	10,590
	Norfolk Southern Corp.	2.300%	5/15/31	6,695	5,625
	Norfolk Southern Corp.	3.000%	3/15/32	8,809	7,593
	Norfolk Southern Corp.	5.550%	3/15/34	5,750	5,862
	Norfolk Southern Corp.	4.837%	10/1/41	15,671	14,299
	Norfolk Southern Corp.	3.950%	10/1/42	3,323	2,663
	Norfolk Southern Corp.	4.450%	6/15/45	8,763	7,445
	Norfolk Southern Corp.	4.650%	1/15/46	7,172	6,260
	Norfolk Southern Corp.	3.942%	11/1/47	5,112	3,938
	Norfolk Southern Corp.	4.150%	2/28/48	2,578	2,050
	Norfolk Southern Corp.	4.100%	5/15/49	6,175	4,862
	Norfolk Southern Corp.	3.400%	11/1/49	4,830	3,379
	Norfolk Southern Corp.	3.050%	5/15/50	12,123	7,893
	Norfolk Southern Corp.	4.050%	8/15/52	8,584	6,615
	Norfolk Southern Corp.	3.700%	3/15/53	290	209
	Norfolk Southern Corp.	4.550%	6/1/53	8,185	6,858
	Norfolk Southern Corp.	5.350%	8/1/54	12,980	12,370
	Norfolk Southern Corp.	3.155%	5/15/55	25,225	15,991
	Norfolk Southern Corp.	5.950%	3/15/64	7,890	8,047
	Norfolk Southern Corp.	4.100%	5/15/21	9,492	6,700
	Northrop Grumman Corp.	3.200%	2/1/27	3,819	3,644
	Northrop Grumman Corp.	3.250%	1/15/28	39,638	37,327
	Northrop Grumman Corp.	4.600%	2/1/29	7,670	7,529
	Northrop Grumman Corp.	4.400%	5/1/30	18,928	18,280
	Northrop Grumman Corp.	4.700%	3/15/33	8,865	8,557
	Northrop Grumman Corp.	4.900%	6/1/34	5,685	5,530
	Northrop Grumman Corp.	5.150%	5/1/40	32,279	30,871
	Northrop Grumman Corp.	5.050%	11/15/40	7,799	7,415
	Northrop Grumman Corp.	4.750%	6/1/43	17,248	15,458
	Northrop Grumman Corp.	3.850%	4/15/45	6,350	4,964
	Northrop Grumman Corp.	4.030%	10/15/47	34,716	27,459
	Northrop Grumman Corp.	5.250%	5/1/50	3,089	2,930
	Northrop Grumman Corp.	4.950%	3/15/53	14,390	12,970
	Northrop Grumman Corp.	5.200%	6/1/54	7,955	7,445
	nVent Finance Sarl	4.550%	4/15/28	6,686	6,499
	nVent Finance Sarl	5.650%	5/15/33	5,880	5,861
	Oshkosh Corp.	4.600%	5/15/28	9,000	8,765
	Oshkosh Corp.	3.100%	3/1/30	3,347	2,953
	Otis Worldwide Corp.	2.293%	4/5/27	8,795	8,153
	Otis Worldwide Corp.	5.250%	8/16/28	10,000	10,051
	Otis Worldwide Corp.	2.565%	2/15/30	23,734	20,825
	Otis Worldwide Corp.	3.112%	2/15/40	10,196	7,580
	Otis Worldwide Corp.	3.362%	2/15/50	5,225	3,675
[4]	PACCAR Financial Corp.	4.950%	10/3/25	85	85
[4]	PACCAR Financial Corp.	4.450%	3/30/26	4,991	4,943
[4]	PACCAR Financial Corp.	5.050%	8/10/26	4,189	4,186
	PACCAR Financial Corp.	5.000%	5/13/27	8,250	8,273
93

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	PACCAR Financial Corp.	4.950%	8/10/28	3,390	3,395
[4]	PACCAR Financial Corp.	4.600%	1/31/29	9,090	8,987
[4]	PACCAR Financial Corp.	5.000%	3/22/34	6,500	6,473
	Parker-Hannifin Corp.	3.250%	3/1/27	20,114	19,191
	Parker-Hannifin Corp.	3.250%	6/14/29	12,966	11,904
	Parker-Hannifin Corp.	4.500%	9/15/29	13,887	13,531
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	7,633	6,970
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	5,795	6,204
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	8,287	7,057
	Parker-Hannifin Corp.	4.100%	3/1/47	8,837	7,052
	Parker-Hannifin Corp.	4.000%	6/14/49	17,246	13,465
	Pentair Finance Sarl	4.500%	7/1/29	5,021	4,861
	Precision Castparts Corp.	3.900%	1/15/43	6,515	5,397
	Precision Castparts Corp.	4.375%	6/15/45	4,542	4,002
	Regal Rexnord Corp.	6.050%	2/15/26	14,430	14,494
	Regal Rexnord Corp.	6.050%	4/15/28	16,995	17,198
[4]	Regal Rexnord Corp.	6.300%	2/15/30	15,025	15,340
	Regal Rexnord Corp.	6.400%	4/15/33	16,355	16,788
	Republic Services Inc.	0.875%	11/15/25	2,899	2,726
	Republic Services Inc.	2.900%	7/1/26	8,067	7,712
	Republic Services Inc.	3.375%	11/15/27	3,491	3,312
	Republic Services Inc.	3.950%	5/15/28	5,547	5,332
	Republic Services Inc.	4.875%	4/1/29	2,706	2,684
	Republic Services Inc.	5.000%	11/15/29	7,600	7,571
	Republic Services Inc.	2.300%	3/1/30	10,587	9,147
	Republic Services Inc.	1.450%	2/15/31	8,680	6,879
	Republic Services Inc.	1.750%	2/15/32	12,520	9,836
	Republic Services Inc.	5.000%	4/1/34	19,944	19,523
	Republic Services Inc.	6.200%	3/1/40	5,888	6,247
	Republic Services Inc.	5.700%	5/15/41	9,157	9,246
	Republic Services Inc.	3.050%	3/1/50	4,078	2,711
	Rockwell Automation Inc.	3.500%	3/1/29	8,751	8,263
	Rockwell Automation Inc.	1.750%	8/15/31	2,433	1,965
	Rockwell Automation Inc.	4.200%	3/1/49	8,885	7,430
	Rockwell Automation Inc.	2.800%	8/15/61	5,205	2,989
	RTX Corp.	3.950%	8/16/25	20,396	20,050
	RTX Corp.	5.000%	2/27/26	2,795	2,781
	RTX Corp.	2.650%	11/1/26	4,003	3,779
	RTX Corp.	3.500%	3/15/27	14,990	14,370
	RTX Corp.	3.125%	5/4/27	13,724	13,014
	RTX Corp.	7.200%	8/15/27	3,865	4,109
	RTX Corp.	4.125%	11/16/28	52,322	50,391
	RTX Corp.	5.750%	1/15/29	2,925	3,002
	RTX Corp.	2.250%	7/1/30	10,218	8,719
	RTX Corp.	1.900%	9/1/31	16,544	13,270
	RTX Corp.	2.375%	3/15/32	14,423	11,819
	RTX Corp.	5.150%	2/27/33	16,520	16,346
	RTX Corp.	6.100%	3/15/34	30,051	31,644
	RTX Corp.	5.400%	5/1/35	10,970	11,000
	RTX Corp.	6.050%	6/1/36	15,028	15,707
	RTX Corp.	6.125%	7/15/38	7,743	8,122
	RTX Corp.	4.450%	11/16/38	12,335	10,916
	RTX Corp.	4.700%	12/15/41	8,951	7,924
	RTX Corp.	4.500%	6/1/42	36,836	31,960
	RTX Corp.	4.800%	12/15/43	14,391	12,782
	RTX Corp.	4.150%	5/15/45	14,869	12,005
	RTX Corp.	3.750%	11/1/46	14,464	10,829
	RTX Corp.	4.350%	4/15/47	17,882	14,725
	RTX Corp.	4.050%	5/4/47	7,869	6,186
	RTX Corp.	4.625%	11/16/48	4,237	3,637
	RTX Corp.	3.125%	7/1/50	9,007	5,916
	RTX Corp.	2.820%	9/1/51	13,608	8,279
	RTX Corp.	3.030%	3/15/52	14,604	9,313
	RTX Corp.	5.375%	2/27/53	21,625	20,535
	RTX Corp.	6.400%	3/15/54	23,700	25,861
[4]	Ryder System Inc.	1.750%	9/1/26	3,829	3,543
[4]	Ryder System Inc.	2.900%	12/1/26	6,758	6,386
[4]	Ryder System Inc.	2.850%	3/1/27	3,068	2,890
[4]	Ryder System Inc.	5.300%	3/15/27	4,335	4,339
[4]	Ryder System Inc.	5.650%	3/1/28	9,777	9,915
94

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ryder System Inc.	5.250%	6/1/28	9,423	9,443
	Ryder System Inc.	6.300%	12/1/28	4,755	4,952
[4]	Ryder System Inc.	5.375%	3/15/29	13,240	13,293
[4]	Ryder System Inc.	5.500%	6/1/29	3,900	3,940
	Ryder System Inc.	6.600%	12/1/33	10,465	11,171
	Southwest Airlines Co.	3.000%	11/15/26	8,371	7,914
	Southwest Airlines Co.	5.125%	6/15/27	32,667	32,510
	Southwest Airlines Co.	3.450%	11/16/27	3,513	3,302
	Southwest Airlines Co.	2.625%	2/10/30	6,109	5,291
	Teledyne Technologies Inc.	1.600%	4/1/26	1,001	936
	Teledyne Technologies Inc.	2.250%	4/1/28	4,322	3,886
	Teledyne Technologies Inc.	2.750%	4/1/31	17,388	14,867
	Textron Inc.	4.000%	3/15/26	7,033	6,871
	Textron Inc.	3.650%	3/15/27	12,596	12,076
	Textron Inc.	3.375%	3/1/28	9,679	9,085
	Textron Inc.	3.900%	9/17/29	4,700	4,409
	Textron Inc.	2.450%	3/15/31	3,925	3,282
	Textron Inc.	6.100%	11/15/33	3,945	4,087
	Timken Co.	4.500%	12/15/28	10,120	9,815
	Timken Co.	4.125%	4/1/32	4,257	3,874
	Trane Technologies Financing Ltd.	3.500%	3/21/26	4,580	4,436
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,169	11,555
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,490	6,532
	Trane Technologies Financing Ltd.	5.100%	6/13/34	2,900	2,889
	Trane Technologies Financing Ltd.	4.650%	11/1/44	3,658	3,258
	Trane Technologies Financing Ltd.	4.500%	3/21/49	5,052	4,320
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,573	9,116
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,750	6,887
	Trimble Inc.	4.900%	6/15/28	7,473	7,375
	Triton Container International Ltd.	3.250%	3/15/32	7,025	5,762
	Tyco Electronics Group SA	4.500%	2/13/26	8,311	8,235
	Tyco Electronics Group SA	3.700%	2/15/26	2,399	2,342
	Tyco Electronics Group SA	3.125%	8/15/27	15,567	14,719
	Tyco Electronics Group SA	2.500%	2/4/32	7,725	6,508
	Tyco Electronics Group SA	7.125%	10/1/37	9,110	10,514
	Union Pacific Corp.	3.750%	7/15/25	20,173	19,876
	Union Pacific Corp.	3.250%	8/15/25	18,083	17,670
	Union Pacific Corp.	2.750%	3/1/26	17,714	17,034
	Union Pacific Corp.	2.150%	2/5/27	10,591	9,868
	Union Pacific Corp.	3.000%	4/15/27	2,186	2,077
	Union Pacific Corp.	3.950%	9/10/28	5,556	5,381
	Union Pacific Corp.	3.700%	3/1/29	4,767	4,540
	Union Pacific Corp.	2.400%	2/5/30	3,046	2,665
	Union Pacific Corp.	2.375%	5/20/31	1,458	1,238
	Union Pacific Corp.	2.800%	2/14/32	9,247	7,975
	Union Pacific Corp.	3.375%	2/1/35	10,305	8,799
	Union Pacific Corp.	2.891%	4/6/36	9,723	7,834
	Union Pacific Corp.	3.600%	9/15/37	3,307	2,777
	Union Pacific Corp.	3.200%	5/20/41	21,206	16,017
	Union Pacific Corp.	4.050%	11/15/45	3,519	2,858
	Union Pacific Corp.	4.050%	3/1/46	4,018	3,252
	Union Pacific Corp.	3.350%	8/15/46	7,644	5,522
	Union Pacific Corp.	4.000%	4/15/47	650	518
	Union Pacific Corp.	3.250%	2/5/50	20,077	13,988
	Union Pacific Corp.	3.799%	10/1/51	1,273	973
	Union Pacific Corp.	2.950%	3/10/52	14,568	9,390
	Union Pacific Corp.	4.950%	9/9/52	5,035	4,699
	Union Pacific Corp.	3.500%	2/14/53	22,855	16,381
	Union Pacific Corp.	4.950%	5/15/53	5,290	4,925
	Union Pacific Corp.	3.950%	8/15/59	5,498	4,132
	Union Pacific Corp.	3.839%	3/20/60	23,739	17,458
	Union Pacific Corp.	3.550%	5/20/61	7,379	5,086
	Union Pacific Corp.	2.973%	9/16/62	27,115	16,044
	Union Pacific Corp.	5.150%	1/20/63	5,259	4,850
	Union Pacific Corp.	4.100%	9/15/67	6,304	4,762
	Union Pacific Corp.	3.750%	2/5/70	7,945	5,547
	Union Pacific Corp.	3.799%	4/6/71	24,844	17,487
	Union Pacific Corp.	3.850%	2/14/72	5,909	4,213
[4]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	849	836
[4]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,515	2,438
95

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,072	1,035
[4]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,273	2,084
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	21,496	21,557
[4]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	19,140	19,430
[4]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,836	2,669
[4]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	20,016	18,578
[4]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	4,393	4,004
[4]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	6,479	6,070
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	5,797	5,015
[4]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	5,438	5,358
	United Parcel Service Inc.	2.400%	11/15/26	9,011	8,490
	United Parcel Service Inc.	3.050%	11/15/27	12,456	11,743
	United Parcel Service Inc.	3.400%	3/15/29	12,502	11,751
	United Parcel Service Inc.	2.500%	9/1/29	7,805	6,965
	United Parcel Service Inc.	4.450%	4/1/30	5,532	5,420
	United Parcel Service Inc.	4.875%	3/3/33	14,795	14,576
	United Parcel Service Inc.	5.150%	5/22/34	9,510	9,479
	United Parcel Service Inc.	6.200%	1/15/38	13,116	14,213
	United Parcel Service Inc.	5.200%	4/1/40	13,864	13,558
	United Parcel Service Inc.	4.875%	11/15/40	8,701	8,137
	United Parcel Service Inc.	3.625%	10/1/42	12,170	9,594
	United Parcel Service Inc.	3.400%	11/15/46	900	668
	United Parcel Service Inc.	3.750%	11/15/47	14,000	10,731
	United Parcel Service Inc.	4.250%	3/15/49	16,326	13,482
	United Parcel Service Inc.	3.400%	9/1/49	5,794	4,171
	United Parcel Service Inc.	5.300%	4/1/50	8,515	8,282
	United Parcel Service Inc.	5.050%	3/3/53	12,520	11,707
	United Parcel Service Inc.	5.500%	5/22/54	11,000	10,902
	United Parcel Service Inc.	5.600%	5/22/64	10,000	9,888
[4]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	470	469
	Valmont Industries Inc.	5.000%	10/1/44	6,000	5,419
	Valmont Industries Inc.	5.250%	10/1/54	4,975	4,452
[7]	Veralto Corp.	5.500%	9/18/26	9,120	9,117
[7]	Veralto Corp.	5.350%	9/18/28	9,025	9,061
[7]	Veralto Corp.	5.450%	9/18/33	8,875	8,850
	Vontier Corp.	1.800%	4/1/26	6,536	6,113
	Vontier Corp.	2.400%	4/1/28	6,810	6,037
	Vontier Corp.	2.950%	4/1/31	8,048	6,628
	Waste Connections Inc.	4.250%	12/1/28	3,171	3,062
	Waste Connections Inc.	3.500%	5/1/29	8,821	8,243
	Waste Connections Inc.	2.600%	2/1/30	8,720	7,680
	Waste Connections Inc.	2.200%	1/15/32	15,644	12,728
	Waste Connections Inc.	4.200%	1/15/33	2,667	2,473
	Waste Connections Inc.	3.050%	4/1/50	6,595	4,376
	Waste Connections Inc.	2.950%	1/15/52	9,320	5,960
	Waste Management Inc.	0.750%	11/15/25	3,847	3,615
[2]	Waste Management Inc.	4.950%	7/3/27	7,525	7,515
	Waste Management Inc.	3.150%	11/15/27	18,235	17,211
	Waste Management Inc.	4.875%	2/15/29	15,050	15,006
	Waste Management Inc.	2.000%	6/1/29	3,371	2,945
	Waste Management Inc.	1.500%	3/15/31	18,210	14,576
[2]	Waste Management Inc.	4.950%	7/3/31	7,050	6,990
	Waste Management Inc.	4.625%	2/15/33	10,075	9,729
	Waste Management Inc.	4.875%	2/15/34	17,968	17,597
	Waste Management Inc.	2.950%	6/1/41	10,167	7,357
	Waste Management Inc.	2.500%	11/15/50	9,918	5,894
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	12,099	11,569
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	16,135	15,820
	WW Grainger Inc.	3.750%	5/15/46	5,968	4,640
	WW Grainger Inc.	4.200%	5/15/47	5,305	4,396
	Xylem Inc.	3.250%	11/1/26	6,269	5,993
	Xylem Inc.	1.950%	1/30/28	8,900	7,994
	Xylem Inc.	2.250%	1/30/31	6,725	5,644
	Xylem Inc.	4.375%	11/1/46	5,300	4,427
					6,038,363
Materials (0.8%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	1,416	1,349
	Air Products and Chemicals Inc.	1.850%	5/15/27	8,392	7,706
	Air Products and Chemicals Inc.	2.050%	5/15/30	10,370	8,885
96

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Products and Chemicals Inc.	4.750%	2/8/31	10,050	9,946
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,225	4,161
	Air Products and Chemicals Inc.	2.700%	5/15/40	12,063	8,616
	Air Products and Chemicals Inc.	2.800%	5/15/50	11,711	7,519
	Albemarle Corp.	4.650%	6/1/27	6,525	6,418
	Albemarle Corp.	5.050%	6/1/32	7,780	7,474
	Albemarle Corp.	5.450%	12/1/44	7,505	6,809
	Albemarle Corp.	5.650%	6/1/52	6,105	5,414
	Amcor Finance USA Inc.	5.625%	5/26/33	8,249	8,337
	Amcor Flexibles North America Inc.	2.630%	6/19/30	13,827	11,855
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,252	5,256
	Amcor Group Finance plc	5.450%	5/23/29	6,600	6,624
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,985	8,958
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	9,130	7,980
	ArcelorMittal SA	4.550%	3/11/26	6,191	6,078
	ArcelorMittal SA	6.550%	11/29/27	18,085	18,653
	ArcelorMittal SA	4.250%	7/16/29	7,182	6,873
	ArcelorMittal SA	6.800%	11/29/32	12,850	13,556
	ArcelorMittal SA	6.000%	6/17/34	7,470	7,466
	ArcelorMittal SA	7.000%	10/15/39	8,190	8,801
	ArcelorMittal SA	6.750%	3/1/41	7,526	7,699
	ArcelorMittal SA	6.350%	6/17/54	7,650	7,437
	Barrick Gold Corp.	6.450%	10/15/35	3,130	3,355
	Barrick North America Finance LLC	5.700%	5/30/41	11,564	11,447
	Barrick North America Finance LLC	5.750%	5/1/43	11,979	11,904
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	14,554	14,809
	Berry Global Inc.	1.570%	1/15/26	19,685	18,499
	Berry Global Inc.	1.650%	1/15/27	26,601	24,217
	Berry Global Inc.	5.500%	4/15/28	6,055	6,046
[7]	Berry Global Inc.	5.800%	6/15/31	11,035	11,037
[7]	Berry Global Inc.	5.650%	1/15/34	6,970	6,834
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	13,924	13,823
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	800	814
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,520	10,538
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	13,880	13,787
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	8,050	8,081
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	11,765	11,927
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	8,395	8,230
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	19,400	19,420
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	14,796	12,545
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	32,446	30,344
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	8,865	8,786
	Cabot Corp.	4.000%	7/1/29	5,388	5,080
	Carlisle Cos. Inc.	3.750%	12/1/27	7,746	7,379
	Carlisle Cos. Inc.	2.750%	3/1/30	11,293	9,948
	Celanese US Holdings LLC	1.400%	8/5/26	5,527	5,073
	Celanese US Holdings LLC	6.165%	7/15/27	27,575	27,986
	Celanese US Holdings LLC	6.350%	11/15/28	13,110	13,467
	Celanese US Holdings LLC	6.330%	7/15/29	11,622	11,956
	Celanese US Holdings LLC	6.550%	11/15/30	12,015	12,560
	Celanese US Holdings LLC	6.379%	7/15/32	9,079	9,335
	Celanese US Holdings LLC	6.700%	11/15/33	14,905	15,662
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,185	5,786
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	9,725	8,521
	CF Industries Inc.	5.150%	3/15/34	11,055	10,605
	CF Industries Inc.	4.950%	6/1/43	9,790	8,534
	CF Industries Inc.	5.375%	3/15/44	10,348	9,492
	CRH America Finance Inc.	5.400%	5/21/34	12,100	11,981
	CRH SMW Finance DAC	5.200%	5/21/29	11,200	11,200
	Dow Chemical Co.	4.800%	11/30/28	4,409	4,365
	Dow Chemical Co.	7.375%	11/1/29	5,232	5,760
	Dow Chemical Co.	2.100%	11/15/30	11,175	9,424
	Dow Chemical Co.	4.250%	10/1/34	12,060	11,007
	Dow Chemical Co.	9.400%	5/15/39	11,560	15,300
	Dow Chemical Co.	5.250%	11/15/41	19,103	17,732
	Dow Chemical Co.	4.375%	11/15/42	16,488	13,627
	Dow Chemical Co.	4.625%	10/1/44	7,067	6,030
	Dow Chemical Co.	5.550%	11/30/48	12,265	11,647
	Dow Chemical Co.	4.800%	5/15/49	12,513	10,659
	Dow Chemical Co.	3.600%	11/15/50	12,790	8,903
97

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dow Chemical Co.	6.900%	5/15/53	6,220	6,913
DuPont de Nemours Inc.	4.493%	11/15/25	28,473	28,090
DuPont de Nemours Inc.	4.725%	11/15/28	25,679	25,575
DuPont de Nemours Inc.	5.319%	11/15/38	10,371	10,659
DuPont de Nemours Inc.	5.419%	11/15/48	24,924	25,819
Eagle Materials Inc.	2.500%	7/1/31	6,620	5,595
Eastman Chemical Co.	4.500%	12/1/28	2,234	2,171
Eastman Chemical Co.	5.750%	3/8/33	2,225	2,245
Eastman Chemical Co.	5.625%	2/20/34	7,600	7,551
Eastman Chemical Co.	4.800%	9/1/42	12,582	10,950
Eastman Chemical Co.	4.650%	10/15/44	13,588	11,379
Ecolab Inc.	2.700%	11/1/26	14,294	13,536
Ecolab Inc.	1.650%	2/1/27	4,422	4,069
Ecolab Inc.	3.250%	12/1/27	5,105	4,819
Ecolab Inc.	5.250%	1/15/28	4,340	4,383
Ecolab Inc.	4.800%	3/24/30	7,490	7,456
Ecolab Inc.	1.300%	1/30/31	5,283	4,204
Ecolab Inc.	2.125%	2/1/32	10,461	8,588
Ecolab Inc.	2.125%	8/15/50	6,320	3,531
Ecolab Inc.	2.700%	12/15/51	19,722	12,165
Ecolab Inc.	2.750%	8/18/55	18,433	11,076
EIDP Inc.	1.700%	7/15/25	8,202	7,893
EIDP Inc.	4.500%	5/15/26	7,630	7,526
EIDP Inc.	2.300%	7/15/30	6,550	5,637
EIDP Inc.	4.800%	5/15/33	7,840	7,561
FMC Corp.	5.150%	5/18/26	5,555	5,518
FMC Corp.	3.200%	10/1/26	6,536	6,198
FMC Corp.	3.450%	10/1/29	10,767	9,688
FMC Corp.	5.650%	5/18/33	7,118	7,011
FMC Corp.	4.500%	10/1/49	8,671	6,617
FMC Corp.	6.375%	5/18/53	6,560	6,505
Freeport-McMoRan Inc.	5.000%	9/1/27	6,224	6,160
Freeport-McMoRan Inc.	4.125%	3/1/28	7,467	7,166
Freeport-McMoRan Inc.	4.375%	8/1/28	10,107	9,761
Freeport-McMoRan Inc.	5.250%	9/1/29	10,900	10,844
Freeport-McMoRan Inc.	4.250%	3/1/30	10,559	9,986
Freeport-McMoRan Inc.	4.625%	8/1/30	10,631	10,234
Freeport-McMoRan Inc.	5.400%	11/14/34	7,757	7,608
Freeport-McMoRan Inc.	5.450%	3/15/43	22,810	21,517
Georgia-Pacific LLC	7.750%	11/15/29	7,235	8,155
Georgia-Pacific LLC	8.875%	5/15/31	5,128	6,251
Huntsman International LLC	4.500%	5/1/29	9,154	8,672
Huntsman International LLC	2.950%	6/15/31	5,304	4,341
International Flavors & Fragrances Inc.	4.450%	9/26/28	4,051	3,908
International Flavors & Fragrances Inc.	4.375%	6/1/47	7,156	5,510
International Flavors & Fragrances Inc.	5.000%	9/26/48	10,889	9,356
International Paper Co.	5.000%	9/15/35	6,047	5,703
International Paper Co.	6.000%	11/15/41	9,848	9,878
International Paper Co.	4.800%	6/15/44	15,692	13,631
International Paper Co.	4.400%	8/15/47	5,275	4,219
International Paper Co.	4.350%	8/15/48	8,575	6,945
Kinross Gold Corp.	4.500%	7/15/27	2,230	2,166
Kinross Gold Corp.	6.250%	7/15/33	6,372	6,649
Linde Inc.	4.700%	12/5/25	7,182	7,139
Linde Inc.	3.200%	1/30/26	8,211	7,964
Linde Inc.	1.100%	8/10/30	11,295	9,094
Linde Inc.	3.550%	11/7/42	3,895	3,102
Linde Inc.	2.000%	8/10/50	10,300	5,617
Lubrizol Corp.	6.500%	10/1/34	6,907	7,707
LYB International Finance BV	5.250%	7/15/43	4,467	4,053
LYB International Finance BV	4.875%	3/15/44	12,952	11,261
LYB International Finance III LLC	1.250%	10/1/25	4,395	4,160
LYB International Finance III LLC	2.250%	10/1/30	6,542	5,527
LYB International Finance III LLC	5.625%	5/15/33	3,448	3,491
LYB International Finance III LLC	5.500%	3/1/34	17,060	16,879
LYB International Finance III LLC	3.375%	10/1/40	3,814	2,788
LYB International Finance III LLC	4.200%	10/15/49	8,804	6,754
LYB International Finance III LLC	4.200%	5/1/50	15,741	11,966
LYB International Finance III LLC	3.625%	4/1/51	19,594	13,466
LYB International Finance III LLC	3.800%	10/1/60	6,345	4,290
98

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LyondellBasell Industries NV	4.625%	2/26/55	13,862	11,245
	Martin Marietta Materials Inc.	3.450%	6/1/27	7,341	7,016
	Martin Marietta Materials Inc.	3.500%	12/15/27	12,630	12,001
[4]	Martin Marietta Materials Inc.	2.500%	3/15/30	7,188	6,241
	Martin Marietta Materials Inc.	2.400%	7/15/31	10,148	8,399
	Martin Marietta Materials Inc.	4.250%	12/15/47	11,176	9,081
	Martin Marietta Materials Inc.	3.200%	7/15/51	13,297	8,852
	Mosaic Co.	4.050%	11/15/27	9,522	9,137
	Mosaic Co.	5.375%	11/15/28	5,100	5,119
	Mosaic Co.	5.450%	11/15/33	10,103	10,010
	Mosaic Co.	4.875%	11/15/41	7,146	6,269
	Mosaic Co.	5.625%	11/15/43	7,022	6,640
	NewMarket Corp.	2.700%	3/18/31	5,645	4,700
[7]	Newmont Corp.	5.300%	3/15/26	12,580	12,573
	Newmont Corp.	2.800%	10/1/29	9,748	8,744
	Newmont Corp.	2.250%	10/1/30	14,045	11,978
	Newmont Corp.	2.600%	7/15/32	15,328	12,780
[4]	Newmont Corp.	5.875%	4/1/35	4,929	5,097
	Newmont Corp.	6.250%	10/1/39	16,146	17,037
	Newmont Corp.	4.875%	3/15/42	15,662	14,446
	Newmont Corp.	5.450%	6/9/44	6,134	5,924
	Nucor Corp.	4.300%	5/23/27	5,265	5,152
	Nucor Corp.	3.950%	5/1/28	2,382	2,282
	Nucor Corp.	2.700%	6/1/30	3,982	3,516
	Nucor Corp.	3.125%	4/1/32	7,250	6,275
	Nucor Corp.	6.400%	12/1/37	3,490	3,769
	Nucor Corp.	2.979%	12/15/55	33,190	20,390
	Nutrien Ltd.	5.950%	11/7/25	4,966	4,995
	Nutrien Ltd.	4.000%	12/15/26	8,051	7,788
	Nutrien Ltd.	5.200%	6/21/27	4,750	4,745
	Nutrien Ltd.	4.900%	3/27/28	6,304	6,231
	Nutrien Ltd.	2.950%	5/13/30	3,130	2,769
	Nutrien Ltd.	5.400%	6/21/34	7,700	7,585
	Nutrien Ltd.	4.125%	3/15/35	7,250	6,470
	Nutrien Ltd.	5.875%	12/1/36	2,297	2,355
	Nutrien Ltd.	5.625%	12/1/40	4,910	4,755
	Nutrien Ltd.	4.900%	6/1/43	7,502	6,681
	Nutrien Ltd.	5.250%	1/15/45	21,375	19,660
	Nutrien Ltd.	5.000%	4/1/49	7,865	6,924
	Nutrien Ltd.	5.800%	3/27/53	6,997	6,900
	Packaging Corp. of America	3.400%	12/15/27	6,477	6,124
	Packaging Corp. of America	3.000%	12/15/29	14,186	12,675
	Packaging Corp. of America	4.050%	12/15/49	3,882	3,065
	Packaging Corp. of America	3.050%	10/1/51	9,321	6,087
	PPG Industries Inc.	1.200%	3/15/26	10,561	9,837
	PPG Industries Inc.	2.550%	6/15/30	6,984	6,089
	Reliance Inc.	1.300%	8/15/25	3,840	3,655
	Reliance Inc.	2.150%	8/15/30	8,565	7,164
	Rio Tinto Alcan Inc.	7.250%	3/15/31	5,331	5,915
	Rio Tinto Alcan Inc.	5.750%	6/1/35	9,050	9,425
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	10,320	11,129
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	14,897	14,414
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	22,787	14,118
	Rio Tinto Finance USA plc	5.000%	3/9/33	8,590	8,551
	Rio Tinto Finance USA plc	4.750%	3/22/42	8,088	7,475
	Rio Tinto Finance USA plc	4.125%	8/21/42	10,458	8,854
	Rio Tinto Finance USA plc	5.125%	3/9/53	8,115	7,637
	Rohm & Haas Co.	7.850%	7/15/29	9,049	10,008
	RPM International Inc.	3.750%	3/15/27	5,820	5,583
	RPM International Inc.	4.550%	3/1/29	4,553	4,401
	RPM International Inc.	2.950%	1/15/32	3,893	3,257
	RPM International Inc.	5.250%	6/1/45	4,437	4,080
	RPM International Inc.	4.250%	1/15/48	4,465	3,690
	Sherwin-Williams Co.	3.450%	8/1/25	10,638	10,399
	Sherwin-Williams Co.	4.250%	8/8/25	1,805	1,781
	Sherwin-Williams Co.	3.950%	1/15/26	9,501	9,301
	Sherwin-Williams Co.	3.450%	6/1/27	20,433	19,472
	Sherwin-Williams Co.	2.950%	8/15/29	22,792	20,543
	Sherwin-Williams Co.	2.300%	5/15/30	4,373	3,750
	Sherwin-Williams Co.	2.200%	3/15/32	7,595	6,171
99

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sherwin-Williams Co.	4.000%	12/15/42	2,337	1,879
	Sherwin-Williams Co.	4.550%	8/1/45	5,049	4,284
	Sherwin-Williams Co.	4.500%	6/1/47	10,866	9,174
	Sherwin-Williams Co.	3.800%	8/15/49	7,053	5,321
	Sherwin-Williams Co.	3.300%	5/15/50	9,369	6,378
	Sherwin-Williams Co.	2.900%	3/15/52	5,161	3,225
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	9,719	9,668
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	12,855	12,736
[7]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	17,853	17,729
	Sonoco Products Co.	2.250%	2/1/27	3,119	2,883
	Sonoco Products Co.	3.125%	5/1/30	8,781	7,793
	Southern Copper Corp.	7.500%	7/27/35	12,598	14,603
	Southern Copper Corp.	6.750%	4/16/40	16,193	17,607
	Southern Copper Corp.	5.250%	11/8/42	18,213	16,956
	Southern Copper Corp.	5.875%	4/23/45	19,381	19,119
	Steel Dynamics Inc.	5.000%	12/15/26	2,345	2,328
	Steel Dynamics Inc.	1.650%	10/15/27	3,995	3,563
	Steel Dynamics Inc.	3.450%	4/15/30	13,163	12,025
	Steel Dynamics Inc.	3.250%	1/15/31	8,014	7,098
[2]	Steel Dynamics Inc.	5.375%	8/15/34	3,800	3,731
	Steel Dynamics Inc.	3.250%	10/15/50	5,625	3,699
	Suzano Austria GmbH	2.500%	9/15/28	4,366	3,828
	Suzano Austria GmbH	6.000%	1/15/29	29,547	29,466
	Suzano Austria GmbH	5.000%	1/15/30	12,911	12,206
	Suzano Austria GmbH	3.750%	1/15/31	16,104	13,992
[4]	Suzano Austria GmbH	3.125%	1/15/32	13,103	10,697
	Suzano International Finance BV	5.500%	1/17/27	10,900	10,823
	Teck Resources Ltd.	3.900%	7/15/30	8,610	7,988
	Teck Resources Ltd.	6.125%	10/1/35	4,515	4,611
	Teck Resources Ltd.	6.000%	8/15/40	8,935	8,793
	Teck Resources Ltd.	5.200%	3/1/42	3,807	3,396
	Teck Resources Ltd.	5.400%	2/1/43	3,742	3,393
	Vale Overseas Ltd.	3.750%	7/8/30	20,555	18,495
	Vale Overseas Ltd.	6.125%	6/12/33	19,234	19,341
	Vale Overseas Ltd.	8.250%	1/17/34	4,562	5,336
	Vale Overseas Ltd.	6.875%	11/21/36	19,671	21,002
	Vale Overseas Ltd.	6.875%	11/10/39	15,849	16,878
	Vale Overseas Ltd.	6.400%	6/28/54	2,875	2,828
	Vale SA	5.625%	9/11/42	8,778	8,510
	Vulcan Materials Co.	3.900%	4/1/27	5,154	4,988
	Vulcan Materials Co.	3.500%	6/1/30	9,786	8,935
	Vulcan Materials Co.	4.500%	6/15/47	12,589	10,489
	Westlake Corp.	3.600%	8/15/26	15,947	15,343
	Westlake Corp.	2.875%	8/15/41	4,325	2,920
	Westlake Corp.	5.000%	8/15/46	13,370	11,704
	Westlake Corp.	3.125%	8/15/51	8,372	5,263
	Westlake Corp.	3.375%	8/15/61	6,255	3,788
	WestRock MWV LLC	8.200%	1/15/30	7,039	8,025
	WestRock MWV LLC	7.950%	2/15/31	4,086	4,629
	WRKCo Inc.	4.650%	3/15/26	20,769	20,473
	WRKCo Inc.	3.375%	9/15/27	17,110	16,199
	WRKCo Inc.	4.000%	3/15/28	11,968	11,456
	WRKCo Inc.	3.900%	6/1/28	5,668	5,393
	WRKCo Inc.	4.900%	3/15/29	17,996	17,884
	WRKCo Inc.	4.200%	6/1/32	3,620	3,386
	WRKCo Inc.	3.000%	6/15/33	7,969	6,705
	Yamana Gold Inc.	2.630%	8/15/31	6,542	5,442
					2,443,763
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	7,985	7,053
	Agree LP	4.800%	10/1/32	3,235	3,033
	Agree LP	2.600%	6/15/33	5,251	4,124
	Agree LP	5.625%	6/15/34	4,161	4,120
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	3,047	2,997
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	9,460	9,197
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	5,421	5,240
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	7,003	6,701
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	4,415	4,257
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	6,745	5,919
100

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	8,957	8,653
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	12,120	11,853
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	14,346	12,640
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	9,169	7,180
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	15,304	11,517
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	8,709	7,043
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	6,456	5,990
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	5,561	4,704
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	9,016	6,684
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	5,932	3,571
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	15,102	10,130
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	1,967	1,728
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	10,150	9,521
	American Assets Trust LP	3.375%	2/1/31	5,946	4,871
	American Homes 4 Rent LP	4.250%	2/15/28	8,525	8,164
	American Homes 4 Rent LP	4.900%	2/15/29	8,693	8,494
	American Homes 4 Rent LP	3.625%	4/15/32	9,000	7,861
	American Homes 4 Rent LP	5.500%	2/1/34	8,415	8,284
	American Homes 4 Rent LP	5.500%	7/15/34	6,340	6,228
	American Homes 4 Rent LP	3.375%	7/15/51	2,841	1,857
	American Tower Corp.	1.300%	9/15/25	10,776	10,242
	American Tower Corp.	1.600%	4/15/26	8,698	8,120
	American Tower Corp.	1.450%	9/15/26	9,780	8,970
	American Tower Corp.	3.375%	10/15/26	24,336	23,252
	American Tower Corp.	2.750%	1/15/27	2,373	2,227
	American Tower Corp.	3.125%	1/15/27	11,565	10,961
	American Tower Corp.	3.650%	3/15/27	8,048	7,707
	American Tower Corp.	3.550%	7/15/27	10,660	10,118
	American Tower Corp.	3.600%	1/15/28	4,430	4,181
	American Tower Corp.	1.500%	1/31/28	9,294	8,142
	American Tower Corp.	5.250%	7/15/28	6,825	6,814
	American Tower Corp.	5.200%	2/15/29	7,400	7,372
	American Tower Corp.	3.950%	3/15/29	12,668	11,961
	American Tower Corp.	3.800%	8/15/29	23,416	21,766
	American Tower Corp.	2.900%	1/15/30	14,351	12,655
	American Tower Corp.	2.100%	6/15/30	12,489	10,462
	American Tower Corp.	1.875%	10/15/30	11,748	9,562
	American Tower Corp.	2.700%	4/15/31	8,316	7,026
	American Tower Corp.	2.300%	9/15/31	9,841	8,027
	American Tower Corp.	4.050%	3/15/32	9,390	8,586
	American Tower Corp.	5.550%	7/15/33	25,185	25,151
	American Tower Corp.	5.450%	2/15/34	7,955	7,888
	American Tower Corp.	3.700%	10/15/49	4,569	3,307
	American Tower Corp.	3.100%	6/15/50	5,023	3,242
	American Tower Corp.	2.950%	1/15/51	13,018	8,143
[4]	AvalonBay Communities Inc.	3.500%	11/15/25	6,089	5,946
[4]	AvalonBay Communities Inc.	2.950%	5/11/26	5,406	5,187
[4]	AvalonBay Communities Inc.	2.900%	10/15/26	6,432	6,106
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	13,506	12,892
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	5,789	5,441
	AvalonBay Communities Inc.	1.900%	12/1/28	2,710	2,385
[4]	AvalonBay Communities Inc.	3.300%	6/1/29	4,115	3,796
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	7,116	6,148
[4]	AvalonBay Communities Inc.	2.450%	1/15/31	3,356	2,853
	AvalonBay Communities Inc.	2.050%	1/15/32	8,455	6,917
	AvalonBay Communities Inc.	5.000%	2/15/33	6,620	6,459
	AvalonBay Communities Inc.	5.350%	6/1/34	5,100	5,101
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	5,035	3,924
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	959	774
[4]	AvalonBay Communities Inc.	4.350%	4/15/48	4,355	3,614
	Boston Properties LP	3.650%	2/1/26	11,940	11,523
	Boston Properties LP	2.750%	10/1/26	22,677	21,156
	Boston Properties LP	4.500%	12/1/28	4,582	4,316
	Boston Properties LP	3.400%	6/21/29	9,045	8,040
	Boston Properties LP	2.900%	3/15/30	20,399	17,322
	Boston Properties LP	3.250%	1/30/31	14,827	12,537
	Boston Properties LP	2.550%	4/1/32	9,198	7,178
	Boston Properties LP	2.450%	10/1/33	13,285	9,853
	Boston Properties LP	6.500%	1/15/34	6,699	6,825
	Brixmor Operating Partnership LP	4.125%	6/15/26	6,195	6,038
101

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Brixmor Operating Partnership LP	3.900%	3/15/27	3,774	3,626
Brixmor Operating Partnership LP	2.250%	4/1/28	14,551	12,974
Brixmor Operating Partnership LP	4.125%	5/15/29	9,168	8,658
Brixmor Operating Partnership LP	4.050%	7/1/30	10,754	9,978
Brixmor Operating Partnership LP	2.500%	8/16/31	9,984	8,205
Brixmor Operating Partnership LP	5.750%	2/15/35	5,190	5,178
Broadstone Net Lease LLC	2.600%	9/15/31	4,837	3,843
Camden Property Trust	4.100%	10/15/28	11,650	11,186
Camden Property Trust	3.150%	7/1/29	13,106	11,937
Camden Property Trust	2.800%	5/15/30	18,773	16,634
Camden Property Trust	3.350%	11/1/49	3,033	2,122
CBRE Services Inc.	4.875%	3/1/26	14,015	13,856
CBRE Services Inc.	5.500%	4/1/29	4,615	4,633
CBRE Services Inc.	2.500%	4/1/31	6,500	5,402
CBRE Services Inc.	5.950%	8/15/34	9,545	9,660
COPT Defense Properties LP	2.250%	3/15/26	3,828	3,615
COPT Defense Properties LP	2.000%	1/15/29	5,160	4,381
COPT Defense Properties LP	2.750%	4/15/31	5,404	4,469
COPT Defense Properties LP	2.900%	12/1/33	7,754	6,117
Crown Castle Inc.	1.350%	7/15/25	6,484	6,204
Crown Castle Inc.	4.450%	2/15/26	14,154	13,905
Crown Castle Inc.	3.700%	6/15/26	20,508	19,821
Crown Castle Inc.	2.900%	3/15/27	5,615	5,271
Crown Castle Inc.	3.650%	9/1/27	17,304	16,451
Crown Castle Inc.	5.000%	1/11/28	8,656	8,550
Crown Castle Inc.	3.800%	2/15/28	29,533	27,983
Crown Castle Inc.	4.800%	9/1/28	7,825	7,662
Crown Castle Inc.	4.300%	2/15/29	5,546	5,294
Crown Castle Inc.	3.100%	11/15/29	9,940	8,878
Crown Castle Inc.	3.300%	7/1/30	12,571	11,207
Crown Castle Inc.	2.250%	1/15/31	10,271	8,445
Crown Castle Inc.	2.100%	4/1/31	14,564	11,793
Crown Castle Inc.	2.500%	7/15/31	11,168	9,219
Crown Castle Inc.	5.100%	5/1/33	13,180	12,706
Crown Castle Inc.	2.900%	4/1/41	13,715	9,485
Crown Castle Inc.	4.750%	5/15/47	4,204	3,577
Crown Castle Inc.	5.200%	2/15/49	12,091	10,962
Crown Castle Inc.	4.000%	11/15/49	4,384	3,329
Crown Castle Inc.	4.150%	7/1/50	6,213	4,834
Crown Castle Inc.	3.250%	1/15/51	13,634	9,025
CubeSmart LP	4.000%	11/15/25	4,190	4,094
CubeSmart LP	3.125%	9/1/26	4,236	4,035
CubeSmart LP	2.250%	12/15/28	4,925	4,338
CubeSmart LP	4.375%	2/15/29	5,590	5,356
CubeSmart LP	3.000%	2/15/30	4,864	4,306
CubeSmart LP	2.500%	2/15/32	11,986	9,800
Digital Realty Trust LP	3.700%	8/15/27	14,276	13,622
Digital Realty Trust LP	5.550%	1/15/28	7,520	7,587
Digital Realty Trust LP	4.450%	7/15/28	13,565	13,147
Digital Realty Trust LP	3.600%	7/1/29	17,277	16,017
DOC DR LLC	4.300%	3/15/27	10,060	9,840
DOC DR LLC	3.950%	1/15/28	3,384	3,235
DOC DR LLC	2.625%	11/1/31	21,010	17,356
EPR Properties	4.750%	12/15/26	641	620
EPR Properties	4.500%	6/1/27	8,213	7,860
EPR Properties	4.950%	4/15/28	4,966	4,754
EPR Properties	3.750%	8/15/29	6,765	6,031
EPR Properties	3.600%	11/15/31	3,285	2,740
Equinix Inc.	1.250%	7/15/25	5,648	5,396
Equinix Inc.	1.000%	9/15/25	5,679	5,376
Equinix Inc.	1.450%	5/15/26	5,296	4,917
Equinix Inc.	2.900%	11/18/26	14,631	13,814
Equinix Inc.	1.800%	7/15/27	11,348	10,252
Equinix Inc.	1.550%	3/15/28	6,742	5,895
Equinix Inc.	2.000%	5/15/28	3,976	3,520
Equinix Inc.	3.200%	11/18/29	27,859	25,123
Equinix Inc.	2.150%	7/15/30	17,734	14,863
Equinix Inc.	2.500%	5/15/31	11,345	9,498
Equinix Inc.	3.000%	7/15/50	6,431	4,073
Equinix Inc.	2.950%	9/15/51	6,485	4,004
102

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinix Inc.	3.400%	2/15/52	8,035	5,500
	ERP Operating LP	2.850%	11/1/26	14,538	13,792
	ERP Operating LP	3.250%	8/1/27	5,391	5,103
	ERP Operating LP	3.500%	3/1/28	15,487	14,678
	ERP Operating LP	4.150%	12/1/28	4,643	4,484
	ERP Operating LP	3.000%	7/1/29	6,624	6,018
	ERP Operating LP	2.500%	2/15/30	8,824	7,697
	ERP Operating LP	1.850%	8/1/31	1,922	1,552
	ERP Operating LP	4.500%	7/1/44	10,962	9,284
	ERP Operating LP	4.500%	6/1/45	2,990	2,506
	ERP Operating LP	4.000%	8/1/47	4,746	3,648
	Essential Properties LP	2.950%	7/15/31	4,360	3,588
	Essex Portfolio LP	3.375%	4/15/26	11,539	11,131
	Essex Portfolio LP	1.700%	3/1/28	7,030	6,170
	Essex Portfolio LP	4.000%	3/1/29	11,730	11,083
	Essex Portfolio LP	3.000%	1/15/30	14,813	13,129
	Essex Portfolio LP	1.650%	1/15/31	3,942	3,126
	Essex Portfolio LP	2.550%	6/15/31	2,250	1,874
	Essex Portfolio LP	2.650%	3/15/32	8,487	7,007
	Essex Portfolio LP	4.500%	3/15/48	7,570	6,240
	Extra Space Storage LP	3.500%	7/1/26	18,950	18,227
	Extra Space Storage LP	3.875%	12/15/27	1,635	1,559
	Extra Space Storage LP	5.700%	4/1/28	6,630	6,698
	Extra Space Storage LP	3.900%	4/1/29	6,188	5,822
	Extra Space Storage LP	2.200%	10/15/30	4,624	3,839
	Extra Space Storage LP	5.900%	1/15/31	4,740	4,840
	Extra Space Storage LP	2.550%	6/1/31	6,120	5,093
	Extra Space Storage LP	2.400%	10/15/31	7,178	5,893
	Extra Space Storage LP	2.350%	3/15/32	13,837	11,036
	Extra Space Storage LP	5.400%	2/1/34	7,472	7,313
	Federal Realty OP LP	1.250%	2/15/26	1,666	1,555
	Federal Realty OP LP	3.250%	7/15/27	6,295	5,938
	Federal Realty OP LP	5.375%	5/1/28	2,780	2,781
	Federal Realty OP LP	3.200%	6/15/29	6,435	5,836
	Federal Realty OP LP	4.500%	12/1/44	14,993	12,131
	GLP Capital LP	5.375%	4/15/26	15,319	15,196
	GLP Capital LP	5.750%	6/1/28	6,561	6,577
	GLP Capital LP	5.300%	1/15/29	8,554	8,424
	GLP Capital LP	4.000%	1/15/30	13,559	12,398
	GLP Capital LP	4.000%	1/15/31	12,145	10,892
	GLP Capital LP	6.750%	12/1/33	5,115	5,359
	Healthcare Realty Holdings LP	3.500%	8/1/26	10,381	9,929
	Healthcare Realty Holdings LP	3.750%	7/1/27	8,492	8,042
	Healthcare Realty Holdings LP	3.100%	2/15/30	4,724	4,123
	Healthcare Realty Holdings LP	2.000%	3/15/31	11,165	8,805
	Healthpeak OP LLC	3.250%	7/15/26	18,886	18,096
	Healthpeak OP LLC	2.125%	12/1/28	3,136	2,764
	Healthpeak OP LLC	3.500%	7/15/29	12,677	11,702
	Healthpeak OP LLC	3.000%	1/15/30	18,407	16,333
	Healthpeak OP LLC	2.875%	1/15/31	6,482	5,592
	Healthpeak OP LLC	5.250%	12/15/32	6,510	6,393
	Healthpeak OP LLC	6.750%	2/1/41	2,235	2,438
	Highwoods Realty LP	3.875%	3/1/27	6,773	6,415
	Highwoods Realty LP	4.125%	3/15/28	4,079	3,815
	Highwoods Realty LP	4.200%	4/15/29	4,492	4,112
	Highwoods Realty LP	3.050%	2/15/30	9,035	7,656
	Highwoods Realty LP	2.600%	2/1/31	10,789	8,624
[4]	Host Hotels & Resorts LP	4.500%	2/1/26	2,625	2,580
[4]	Host Hotels & Resorts LP	3.375%	12/15/29	8,805	7,862
[4]	Host Hotels & Resorts LP	3.500%	9/15/30	14,175	12,517
[4]	Host Hotels & Resorts LP	2.900%	12/15/31	5,639	4,699
	Host Hotels & Resorts LP	5.700%	7/1/34	7,695	7,564
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	2,998	3,002
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	6,532	5,180
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	8,555	7,809
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	4,469	4,409
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,295	7,328
	Jones Lang LaSalle Inc.	6.875%	12/1/28	5,720	6,024
	Kilroy Realty LP	3.450%	12/15/24	5,560	5,489
	Kilroy Realty LP	4.375%	10/1/25	4,480	4,387
103

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kilroy Realty LP	4.750%	12/15/28	4,849	4,585
Kilroy Realty LP	4.250%	8/15/29	3,188	2,889
Kilroy Realty LP	3.050%	2/15/30	7,256	6,117
Kilroy Realty LP	2.500%	11/15/32	3,806	2,848
Kilroy Realty LP	2.650%	11/15/33	13,610	9,997
Kimco Realty OP LLC	2.800%	10/1/26	7,283	6,890
Kimco Realty OP LLC	3.800%	4/1/27	4,740	4,559
Kimco Realty OP LLC	1.900%	3/1/28	11,545	10,289
Kimco Realty OP LLC	2.250%	12/1/31	4,084	3,274
Kimco Realty OP LLC	3.200%	4/1/32	7,721	6,623
Kimco Realty OP LLC	4.600%	2/1/33	8,125	7,621
Kimco Realty OP LLC	6.400%	3/1/34	8,552	9,047
Kimco Realty OP LLC	4.250%	4/1/45	1,865	1,490
Kimco Realty OP LLC	4.125%	12/1/46	1,250	953
Kimco Realty OP LLC	4.450%	9/1/47	6,160	4,934
Kimco Realty OP LLC	3.700%	10/1/49	2,550	1,844
Kite Realty Group LP	4.000%	10/1/26	8,855	8,568
Kite Realty Group LP	5.500%	3/1/34	4,594	4,492
Kite Realty Group Trust	4.750%	9/15/30	5,025	4,798
LXP Industrial Trust	6.750%	11/15/28	3,945	4,085
LXP Industrial Trust	2.700%	9/15/30	3,396	2,866
LXP Industrial Trust	2.375%	10/1/31	6,875	5,488
Mid-America Apartments LP	3.600%	6/1/27	10,182	9,766
Mid-America Apartments LP	4.200%	6/15/28	2,656	2,574
Mid-America Apartments LP	3.950%	3/15/29	2,463	2,356
Mid-America Apartments LP	2.750%	3/15/30	15,210	13,465
Mid-America Apartments LP	1.700%	2/15/31	9,125	7,320
Mid-America Apartments LP	5.300%	2/15/32	2,000	1,992
National Health Investors Inc.	3.000%	2/1/31	6,239	5,099
NNN REIT Inc.	3.600%	12/15/26	3,553	3,409
NNN REIT Inc.	3.500%	10/15/27	12,695	12,028
NNN REIT Inc.	4.300%	10/15/28	3,917	3,774
NNN REIT Inc.	2.500%	4/15/30	8,037	6,897
NNN REIT Inc.	5.600%	10/15/33	6,695	6,665
NNN REIT Inc.	5.500%	6/15/34	6,305	6,248
NNN REIT Inc.	4.800%	10/15/48	4,794	4,073
NNN REIT Inc.	3.100%	4/15/50	11,193	7,112
NNN REIT Inc.	3.500%	4/15/51	4,216	2,931
NNN REIT Inc.	3.000%	4/15/52	6,077	3,779
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,984	4,937
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,655	8,379
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,580	8,306
Omega Healthcare Investors Inc.	3.625%	10/1/29	6,437	5,747
Omega Healthcare Investors Inc.	3.375%	2/1/31	23,280	19,861
Omega Healthcare Investors Inc.	3.250%	4/15/33	6,109	4,939
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	6,117
Piedmont Operating Partnership LP	9.250%	7/20/28	6,621	7,061
Piedmont Operating Partnership LP	6.875%	7/15/29	5,000	4,939
Piedmont Operating Partnership LP	3.150%	8/15/30	4,480	3,563
Piedmont Operating Partnership LP	2.750%	4/1/32	3,975	2,917
Prologis LP	3.250%	6/30/26	6,894	6,646
Prologis LP	3.250%	10/1/26	4,002	3,836
Prologis LP	2.125%	4/15/27	11,319	10,453
Prologis LP	3.375%	12/15/27	7,696	7,298
Prologis LP	4.875%	6/15/28	7,505	7,473
Prologis LP	3.875%	9/15/28	6,693	6,407
Prologis LP	4.000%	9/15/28	4,568	4,397
Prologis LP	4.375%	2/1/29	7,685	7,486
Prologis LP	2.875%	11/15/29	3,737	3,357
Prologis LP	2.250%	4/15/30	24,379	20,979
Prologis LP	1.750%	7/1/30	7,856	6,499
Prologis LP	1.250%	10/15/30	6,837	5,456
Prologis LP	1.750%	2/1/31	3,954	3,209
Prologis LP	1.625%	3/15/31	12,981	10,375
Prologis LP	2.250%	1/15/32	5,747	4,701
Prologis LP	4.750%	6/15/33	6,841	6,592
Prologis LP	5.125%	1/15/34	8,826	8,709
Prologis LP	5.000%	3/15/34	14,391	14,084
Prologis LP	4.375%	9/15/48	5,244	4,398
Prologis LP	3.050%	3/1/50	8,000	5,247
104

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	3.000%	4/15/50	13,238	8,578
Prologis LP	2.125%	10/15/50	9,036	4,799
Prologis LP	5.250%	6/15/53	9,492	8,966
Prologis LP	5.250%	3/15/54	7,430	7,030
Public Storage Operating Co.	0.875%	2/15/26	3,695	3,447
Public Storage Operating Co.	1.500%	11/9/26	8,771	8,072
Public Storage Operating Co.	3.094%	9/15/27	6,829	6,435
Public Storage Operating Co.	5.125%	1/15/29	6,560	6,619
Public Storage Operating Co.	3.385%	5/1/29	11,012	10,281
Public Storage Operating Co.	5.100%	8/1/33	8,186	8,120
Public Storage Operating Co.	5.350%	8/1/53	11,550	11,138
Rayonier LP	2.750%	5/17/31	2,658	2,220
Realty Income Corp.	4.625%	11/1/25	11,989	11,848
Realty Income Corp.	0.750%	3/15/26	4,548	4,202
Realty Income Corp.	4.875%	6/1/26	7,004	6,939
Realty Income Corp.	4.450%	9/15/26	5,376	5,259
Realty Income Corp.	4.125%	10/15/26	15,317	14,933
Realty Income Corp.	3.000%	1/15/27	9,315	8,823
Realty Income Corp.	3.200%	1/15/27	3,979	3,766
Realty Income Corp.	3.950%	8/15/27	15,052	14,509
Realty Income Corp.	3.400%	1/15/28	7,132	6,725
Realty Income Corp.	3.650%	1/15/28	10,728	10,205
Realty Income Corp.	2.200%	6/15/28	3,880	3,469
Realty Income Corp.	4.750%	2/15/29	3,108	3,053
Realty Income Corp.	3.250%	6/15/29	10,610	9,749
Realty Income Corp.	4.000%	7/15/29	6,883	6,513
Realty Income Corp.	3.100%	12/15/29	17,036	15,314
Realty Income Corp.	3.400%	1/15/30	6,605	6,016
Realty Income Corp.	3.250%	1/15/31	21,690	19,170
Realty Income Corp.	3.200%	2/15/31	5,420	4,752
Realty Income Corp.	2.700%	2/15/32	4,755	3,954
Realty Income Corp.	5.625%	10/13/32	4,658	4,718
Realty Income Corp.	2.850%	12/15/32	8,208	6,768
Realty Income Corp.	1.800%	3/15/33	7,155	5,382
Realty Income Corp.	5.125%	2/15/34	14,375	13,950
Realty Income Corp.	4.650%	3/15/47	11,704	10,085
Regency Centers LP	3.600%	2/1/27	4,549	4,364
Regency Centers LP	4.125%	3/15/28	3,880	3,735
Regency Centers LP	2.950%	9/15/29	8,940	8,023
Regency Centers LP	3.700%	6/15/30	8,510	7,831
Regency Centers LP	5.250%	1/15/34	5,105	4,972
Regency Centers LP	4.400%	2/1/47	5,750	4,643
Regency Centers LP	4.650%	3/15/49	3,910	3,236
Rexford Industrial Realty LP	5.000%	6/15/28	3,325	3,289
Rexford Industrial Realty LP	2.125%	12/1/30	5,205	4,266
Rexford Industrial Realty LP	2.150%	9/1/31	5,136	4,093
Sabra Health Care LP	5.125%	8/15/26	14,495	14,281
Sabra Health Care LP	3.900%	10/15/29	16,541	14,952
Sabra Health Care LP	3.200%	12/1/31	100	83
Safehold GL Holdings LLC	2.800%	6/15/31	2,785	2,328
Safehold GL Holdings LLC	2.850%	1/15/32	8,665	7,119
Safehold GL Holdings LLC	6.100%	4/1/34	2,323	2,297
Simon Property Group LP	3.500%	9/1/25	18,152	17,765
Simon Property Group LP	3.300%	1/15/26	3,204	3,105
Simon Property Group LP	3.250%	11/30/26	6,417	6,132
Simon Property Group LP	1.375%	1/15/27	4,109	3,744
Simon Property Group LP	3.375%	6/15/27	13,513	12,894
Simon Property Group LP	3.375%	12/1/27	14,185	13,419
Simon Property Group LP	1.750%	2/1/28	14,935	13,306
Simon Property Group LP	2.450%	9/13/29	32,823	28,841
Simon Property Group LP	2.650%	7/15/30	8,293	7,221
Simon Property Group LP	2.200%	2/1/31	5,285	4,367
Simon Property Group LP	2.250%	1/15/32	8,215	6,668
Simon Property Group LP	2.650%	2/1/32	7,687	6,415
Simon Property Group LP	6.250%	1/15/34	6,400	6,750
Simon Property Group LP	6.750%	2/1/40	12,263	13,300
Simon Property Group LP	4.750%	3/15/42	1,996	1,758
Simon Property Group LP	4.250%	10/1/44	1,764	1,432
Simon Property Group LP	4.250%	11/30/46	8,250	6,633
Simon Property Group LP	3.250%	9/13/49	12,996	8,714
105

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.800%	7/15/50	12,627	9,269
	Simon Property Group LP	6.650%	1/15/54	6,400	7,042
	SITE Centers Corp.	3.625%	2/1/25	5,929	5,856
	SITE Centers Corp.	4.250%	2/1/26	2,995	2,961
	SITE Centers Corp.	4.700%	6/1/27	9,440	9,377
	Store Capital LLC	4.500%	3/15/28	5,905	5,620
	Store Capital LLC	4.625%	3/15/29	4,685	4,426
	Store Capital LLC	2.750%	11/18/30	3,113	2,577
	Sun Communities Operating LP	2.300%	11/1/28	1,775	1,559
	Sun Communities Operating LP	5.500%	1/15/29	8,635	8,636
	Sun Communities Operating LP	4.200%	4/15/32	15,165	13,600
	Tanger Properties LP	3.125%	9/1/26	6,075	5,732
	Tanger Properties LP	3.875%	7/15/27	3,320	3,149
	Tanger Properties LP	2.750%	9/1/31	5,045	4,109
[4]	UDR Inc.	2.950%	9/1/26	8,930	8,458
[4]	UDR Inc.	3.500%	7/1/27	3,610	3,420
[4]	UDR Inc.	3.500%	1/15/28	6,670	6,285
[4]	UDR Inc.	3.200%	1/15/30	2,315	2,089
	UDR Inc.	3.000%	8/15/31	7,455	6,432
[4]	UDR Inc.	2.100%	8/1/32	2,689	2,102
[4]	UDR Inc.	1.900%	3/15/33	7,753	5,860
[4]	UDR Inc.	2.100%	6/15/33	3,950	3,000
	UDR Inc.	3.100%	11/1/34	4,905	3,951
	Ventas Realty LP	4.125%	1/15/26	4,313	4,216
	Ventas Realty LP	3.250%	10/15/26	2,715	2,581
	Ventas Realty LP	3.850%	4/1/27	6,297	6,052
	Ventas Realty LP	4.000%	3/1/28	14,958	14,272
	Ventas Realty LP	4.400%	1/15/29	6,309	6,065
	Ventas Realty LP	3.000%	1/15/30	7,970	7,037
	Ventas Realty LP	4.750%	11/15/30	6,969	6,699
	Ventas Realty LP	5.625%	7/1/34	3,114	3,084
	Ventas Realty LP	5.700%	9/30/43	4,684	4,490
	Ventas Realty LP	4.375%	2/1/45	4,855	3,815
	Ventas Realty LP	4.875%	4/15/49	6,992	5,939
	VICI Properties LP	4.750%	2/15/28	16,165	15,772
	VICI Properties LP	4.950%	2/15/30	12,980	12,523
	VICI Properties LP	5.125%	5/15/32	19,317	18,407
	VICI Properties LP	5.750%	4/1/34	7,100	7,025
	VICI Properties LP	5.625%	5/15/52	14,790	13,243
	VICI Properties LP	6.125%	4/1/54	2,005	1,919
	Welltower OP LLC	4.250%	4/1/26	23,380	22,904
	Welltower OP LLC	2.700%	2/15/27	18,527	17,456
	Welltower OP LLC	4.250%	4/15/28	6,241	6,036
	Welltower OP LLC	4.125%	3/15/29	18,024	17,222
	Welltower OP LLC	3.100%	1/15/30	13,487	12,084
	Welltower OP LLC	2.750%	1/15/31	17,030	14,669
	Welltower OP LLC	3.850%	6/15/32	4,687	4,221
	Welltower OP LLC	6.500%	3/15/41	6,057	6,535
	Welltower OP LLC	5.125%	3/15/43	675	609
	Welltower OP LLC	4.950%	9/1/48	4,062	3,675
	Weyerhaeuser Co.	4.750%	5/15/26	4,341	4,293
	Weyerhaeuser Co.	4.000%	11/15/29	4,331	4,068
	Weyerhaeuser Co.	4.000%	4/15/30	12,800	11,951
	Weyerhaeuser Co.	7.375%	3/15/32	5,144	5,752
	Weyerhaeuser Co.	3.375%	3/9/33	5,662	4,849
	Weyerhaeuser Co.	4.000%	3/9/52	4,387	3,322
	WP Carey Inc.	4.250%	10/1/26	5,037	4,906
	WP Carey Inc.	3.850%	7/15/29	5,361	5,005
	WP Carey Inc.	2.250%	4/1/33	14,110	10,924
					3,124,103
Technology (2.2%)
	Adobe Inc.	2.150%	2/1/27	13,845	12,909
	Adobe Inc.	4.850%	4/4/27	6,305	6,304
	Adobe Inc.	2.300%	2/1/30	16,206	14,198
	Adobe Inc.	4.950%	4/4/34	9,065	9,021
	Advanced Micro Devices Inc.	4.393%	6/1/52	1,858	1,568
	Amdocs Ltd.	2.538%	6/15/30	9,000	7,667
	Analog Devices Inc.	3.500%	12/5/26	7,098	6,848
	Analog Devices Inc.	3.450%	6/15/27	7,258	6,964
106

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Analog Devices Inc.	1.700%	10/1/28	11,795	10,393
Analog Devices Inc.	2.100%	10/1/31	15,791	13,062
Analog Devices Inc.	2.800%	10/1/41	22,706	16,000
Analog Devices Inc.	2.950%	10/1/51	16,018	10,453
Apple Inc.	2.750%	1/13/25	1	—
Apple Inc.	0.550%	8/20/25	18,082	17,170
Apple Inc.	0.700%	2/8/26	22,231	20,768
Apple Inc.	3.250%	2/23/26	25,826	25,116
Apple Inc.	2.450%	8/4/26	48,388	45,961
Apple Inc.	2.050%	9/11/26	20,358	19,141
Apple Inc.	3.350%	2/9/27	41,833	40,345
Apple Inc.	3.200%	5/11/27	53,397	51,184
Apple Inc.	3.000%	6/20/27	6,799	6,475
Apple Inc.	2.900%	9/12/27	41,041	38,771
Apple Inc.	3.000%	11/13/27	18,221	17,262
Apple Inc.	1.200%	2/8/28	32,123	28,409
Apple Inc.	4.000%	5/10/28	31,330	30,677
Apple Inc.	1.400%	8/5/28	9,890	8,706
Apple Inc.	2.200%	9/11/29	29,737	26,377
Apple Inc.	4.150%	5/10/30	6,852	6,725
Apple Inc.	1.650%	5/11/30	25,573	21,541
Apple Inc.	1.250%	8/20/30	23,189	18,989
Apple Inc.	1.650%	2/8/31	42,018	34,747
Apple Inc.	1.700%	8/5/31	12,303	10,061
Apple Inc.	3.350%	8/8/32	15,432	13,999
Apple Inc.	4.500%	2/23/36	17,847	17,426
Apple Inc.	2.375%	2/8/41	18,289	12,643
Apple Inc.	3.850%	5/4/43	32,968	27,596
Apple Inc.	4.450%	5/6/44	4,039	3,732
Apple Inc.	3.450%	2/9/45	33,526	26,018
Apple Inc.	4.375%	5/13/45	27,608	24,560
Apple Inc.	4.650%	2/23/46	43,697	40,323
Apple Inc.	3.850%	8/4/46	32,869	26,826
Apple Inc.	3.750%	9/12/47	18,804	15,002
Apple Inc.	3.750%	11/13/47	16,319	12,983
Apple Inc.	2.950%	9/11/49	18,196	12,428
Apple Inc.	2.650%	5/11/50	51,062	32,607
Apple Inc.	2.400%	8/20/50	30,335	18,355
Apple Inc.	2.650%	2/8/51	49,213	31,097
Apple Inc.	2.700%	8/5/51	23,167	14,701
Apple Inc.	3.950%	8/8/52	13,165	10,687
Apple Inc.	4.850%	5/10/53	5,791	5,613
Apple Inc.	2.550%	8/20/60	12,630	7,675
Apple Inc.	2.800%	2/8/61	32,224	19,679
Apple Inc.	2.850%	8/5/61	20,202	12,422
Applied Materials Inc.	3.900%	10/1/25	14,205	14,000
Applied Materials Inc.	3.300%	4/1/27	15,491	14,881
Applied Materials Inc.	1.750%	6/1/30	11,150	9,388
Applied Materials Inc.	5.100%	10/1/35	11,573	11,715
Applied Materials Inc.	5.850%	6/15/41	9,001	9,513
Applied Materials Inc.	4.350%	4/1/47	6,364	5,556
Applied Materials Inc.	2.750%	6/1/50	10,445	6,829
Arrow Electronics Inc.	3.875%	1/12/28	7,145	6,765
Arrow Electronics Inc.	2.950%	2/15/32	6,551	5,473
Arrow Electronics Inc.	5.875%	4/10/34	6,460	6,394
Atlassian Corp.	5.250%	5/15/29	6,650	6,649
Atlassian Corp.	5.500%	5/15/34	6,500	6,439
Autodesk Inc.	3.500%	6/15/27	10,165	9,736
Autodesk Inc.	2.850%	1/15/30	6,675	5,950
Autodesk Inc.	2.400%	12/15/31	14,625	12,127
Automatic Data Processing Inc.	3.375%	9/15/25	16,365	16,016
Automatic Data Processing Inc.	1.700%	5/15/28	18,000	16,067
Automatic Data Processing Inc.	1.250%	9/1/30	18,460	14,940
Avnet Inc.	4.625%	4/15/26	5,274	5,178
Avnet Inc.	6.250%	3/15/28	6,555	6,721
Avnet Inc.	3.000%	5/15/31	3,937	3,299
Block Financial LLC	5.250%	10/1/25	7,690	7,630
Block Financial LLC	2.500%	7/15/28	6,456	5,787
Block Financial LLC	3.875%	8/15/30	7,811	7,162
Booz Allen Hamilton Inc.	5.950%	8/4/33	9,000	9,244
107

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Corp.	3.875%	1/15/27	53,652	51,934
	Broadcom Corp.	3.500%	1/15/28	6,988	6,611
	Broadcom Inc.	3.150%	11/15/25	21,634	20,967
	Broadcom Inc.	3.459%	9/15/26	27,285	26,253
[7]	Broadcom Inc.	1.950%	2/15/28	10,335	9,248
	Broadcom Inc.	4.110%	9/15/28	23,324	22,498
[7]	Broadcom Inc.	4.000%	4/15/29	3,860	3,677
	Broadcom Inc.	4.750%	4/15/29	26,403	26,041
	Broadcom Inc.	5.000%	4/15/30	24,272	24,293
	Broadcom Inc.	4.150%	11/15/30	18,972	17,923
[7]	Broadcom Inc.	2.450%	2/15/31	35,576	29,956
[7]	Broadcom Inc.	4.150%	4/15/32	15,465	14,247
	Broadcom Inc.	4.300%	11/15/32	26,840	25,085
[7]	Broadcom Inc.	2.600%	2/15/33	16,634	13,467
[7]	Broadcom Inc.	3.419%	4/15/33	35,888	30,930
[7]	Broadcom Inc.	3.469%	4/15/34	41,746	35,578
[7]	Broadcom Inc.	3.137%	11/15/35	35,705	28,586
[7]	Broadcom Inc.	3.187%	11/15/36	30,054	23,770
[7]	Broadcom Inc.	4.926%	5/15/37	36,187	34,024
[7]	Broadcom Inc.	3.500%	2/15/41	43,632	33,431
[7]	Broadcom Inc.	3.750%	2/15/51	17,965	13,344
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,950	2,835
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,785	8,719
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	13,084	11,033
	CDW LLC	2.670%	12/1/26	7,164	6,702
	CDW LLC	4.250%	4/1/28	11,262	10,745
	CDW LLC	3.250%	2/15/29	7,310	6,596
	CDW LLC	3.569%	12/1/31	8,302	7,235
	CGI Inc.	1.450%	9/14/26	22,965	21,046
	CGI Inc.	2.300%	9/14/31	5,155	4,103
	Cintas Corp. No. 2	3.700%	4/1/27	14,479	13,940
	Cintas Corp. No. 2	4.000%	5/1/32	10,325	9,685
	Cisco Systems Inc.	2.950%	2/28/26	8,080	7,810
	Cisco Systems Inc.	2.500%	9/20/26	8,106	7,705
	Cisco Systems Inc.	4.800%	2/26/27	25,490	25,419
	Cisco Systems Inc.	4.850%	2/26/29	54,595	54,578
	Cisco Systems Inc.	4.950%	2/26/31	16,463	16,452
	Cisco Systems Inc.	5.050%	2/26/34	42,540	42,499
	Cisco Systems Inc.	5.900%	2/15/39	25,434	27,023
	Cisco Systems Inc.	5.500%	1/15/40	25,888	26,294
	Cisco Systems Inc.	5.300%	2/26/54	23,905	23,439
	Cisco Systems Inc.	5.350%	2/26/64	11,875	11,550
	Concentrix Corp.	6.650%	8/2/26	12,040	12,167
	Concentrix Corp.	6.600%	8/2/28	12,040	12,188
	Concentrix Corp.	6.850%	8/2/33	14,779	14,631
	Corning Inc.	4.700%	3/15/37	3,911	3,614
	Corning Inc.	5.750%	8/15/40	5,359	5,315
	Corning Inc.	4.750%	3/15/42	12,515	11,170
	Corning Inc.	5.350%	11/15/48	5,966	5,584
	Corning Inc.	3.900%	11/15/49	2,885	2,163
	Corning Inc.	4.375%	11/15/57	7,317	5,737
	Corning Inc.	5.850%	11/15/68	4,865	4,761
	Corning Inc.	5.450%	11/15/79	14,221	13,083
	Dell Inc.	7.100%	4/15/28	2,085	2,222
	Dell Inc.	6.500%	4/15/38	6,013	6,300
	Dell International LLC	5.850%	7/15/25	16,863	16,892
	Dell International LLC	6.020%	6/15/26	41,180	41,614
	Dell International LLC	4.900%	10/1/26	26,892	26,629
	Dell International LLC	6.100%	7/15/27	5,714	5,861
	Dell International LLC	5.250%	2/1/28	13,595	13,685
	Dell International LLC	5.300%	10/1/29	24,646	24,781
	Dell International LLC	6.200%	7/15/30	7,705	8,085
	Dell International LLC	5.750%	2/1/33	8,995	9,247
	Dell International LLC	8.100%	7/15/36	13,632	16,241
	Dell International LLC	3.375%	12/15/41	11,225	8,214
	Dell International LLC	8.350%	7/15/46	7,551	9,556
	Dell International LLC	3.450%	12/15/51	21,195	14,353
	DXC Technology Co.	1.800%	9/15/26	12,631	11,596
	DXC Technology Co.	2.375%	9/15/28	8,453	7,369
	Equifax Inc.	2.600%	12/15/25	6,891	6,602
108

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equifax Inc.	5.100%	12/15/27	2,755	2,745
Equifax Inc.	5.100%	6/1/28	21,245	21,156
Equifax Inc.	3.100%	5/15/30	10,427	9,308
Equifax Inc.	2.350%	9/15/31	18,442	15,134
Fidelity National Information Services Inc.	1.150%	3/1/26	16,232	15,134
Fidelity National Information Services Inc.	1.650%	3/1/28	6,540	5,763
Fidelity National Information Services Inc.	3.750%	5/21/29	6,609	6,282
Fidelity National Information Services Inc.	2.250%	3/1/31	20,206	16,868
Fidelity National Information Services Inc.	3.100%	3/1/41	15,281	10,974
Fidelity National Information Services Inc.	4.500%	8/15/46	3,122	2,557
Fiserv Inc.	3.200%	7/1/26	26,121	25,073
Fiserv Inc.	2.250%	6/1/27	13,123	12,111
Fiserv Inc.	4.200%	10/1/28	13,890	13,351
Fiserv Inc.	3.500%	7/1/29	41,076	37,986
Fiserv Inc.	2.650%	6/1/30	15,024	13,069
Fiserv Inc.	5.625%	8/21/33	8,060	8,131
Fiserv Inc.	5.450%	3/15/34	14,959	14,862
Fiserv Inc.	4.400%	7/1/49	30,426	24,682
Flex Ltd.	3.750%	2/1/26	8,151	7,909
Flex Ltd.	4.875%	6/15/29	10,336	10,010
Flex Ltd.	4.875%	5/12/30	4,426	4,279
Fortinet Inc.	1.000%	3/15/26	6,650	6,173
Fortinet Inc.	2.200%	3/15/31	6,575	5,414
Genpact Luxembourg Sarl	6.000%	6/4/29	5,160	5,219
Global Payments Inc.	1.200%	3/1/26	7,682	7,152
Global Payments Inc.	4.800%	4/1/26	11,309	11,168
Global Payments Inc.	2.150%	1/15/27	12,187	11,291
Global Payments Inc.	4.950%	8/15/27	3,346	3,312
Global Payments Inc.	4.450%	6/1/28	7,034	6,796
Global Payments Inc.	3.200%	8/15/29	22,377	20,118
Global Payments Inc.	2.900%	5/15/30	11,955	10,413
Global Payments Inc.	2.900%	11/15/31	13,235	11,071
Global Payments Inc.	5.400%	8/15/32	10,179	9,979
Global Payments Inc.	4.150%	8/15/49	9,686	7,287
Global Payments Inc.	5.950%	8/15/52	9,697	9,345
Hewlett Packard Enterprise Co.	4.900%	10/15/25	22,290	22,119
Hewlett Packard Enterprise Co.	1.750%	4/1/26	3,455	3,242
Hewlett Packard Enterprise Co.	5.250%	7/1/28	14,650	14,741
Hewlett Packard Enterprise Co.	6.200%	10/15/35	11,327	11,923
Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,224	23,344
HP Inc.	1.450%	6/17/26	24,265	22,506
HP Inc.	3.000%	6/17/27	20,926	19,685
HP Inc.	4.750%	1/15/28	10,765	10,652
HP Inc.	4.000%	4/15/29	14,315	13,632
HP Inc.	3.400%	6/17/30	8,501	7,737
HP Inc.	2.650%	6/17/31	10,964	9,286
HP Inc.	4.200%	4/15/32	14,005	12,974
HP Inc.	5.500%	1/15/33	16,672	16,785
HP Inc.	6.000%	9/15/41	15,507	15,840
Hubbell Inc.	3.350%	3/1/26	4,200	4,066
Hubbell Inc.	3.150%	8/15/27	3,920	3,695
Hubbell Inc.	3.500%	2/15/28	12,120	11,443
Hubbell Inc.	2.300%	3/15/31	3,650	3,040
IBM International Capital Pte. Ltd.	4.900%	2/5/34	32,860	31,890
IBM International Capital Pte. Ltd.	5.300%	2/5/54	45,100	42,241
Intel Corp.	3.700%	7/29/25	34,334	33,745
Intel Corp.	2.600%	5/19/26	21,939	20,908
Intel Corp.	3.750%	3/25/27	13,446	13,012
Intel Corp.	3.750%	8/5/27	9,788	9,441
Intel Corp.	4.875%	2/10/28	19,252	19,179
Intel Corp.	1.600%	8/12/28	12,351	10,811
Intel Corp.	2.450%	11/15/29	31,584	27,767
Intel Corp.	5.125%	2/10/30	11,850	11,898
Intel Corp.	3.900%	3/25/30	22,884	21,503
Intel Corp.	2.000%	8/12/31	14,727	11,989
Intel Corp.	4.150%	8/5/32	13,812	12,929
Intel Corp.	4.000%	12/15/32	13,418	12,342
Intel Corp.	5.200%	2/10/33	35,773	35,713
Intel Corp.	4.600%	3/25/40	5,496	4,958
Intel Corp.	2.800%	8/12/41	11,497	7,958
109

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.800%	10/1/41	13,457	12,231
	Intel Corp.	4.250%	12/15/42	21,566	17,896
	Intel Corp.	4.900%	7/29/45	6,313	5,763
	Intel Corp.	4.100%	5/19/46	18,387	14,678
	Intel Corp.	3.734%	12/8/47	37,803	27,805
	Intel Corp.	3.250%	11/15/49	26,641	17,864
	Intel Corp.	4.750%	3/25/50	29,023	25,000
	Intel Corp.	3.050%	8/12/51	16,543	10,493
	Intel Corp.	4.900%	8/5/52	22,130	19,506
	Intel Corp.	5.700%	2/10/53	39,386	38,746
	Intel Corp.	3.100%	2/15/60	14,525	8,798
	Intel Corp.	3.200%	8/12/61	11,146	6,860
	Intel Corp.	5.050%	8/5/62	12,920	11,412
	Intel Corp.	5.900%	2/10/63	17,300	17,292
	International Business Machines Corp.	7.000%	10/30/25	7,698	7,869
	International Business Machines Corp.	4.500%	2/6/26	10,965	10,858
	International Business Machines Corp.	3.450%	2/19/26	18,367	17,850
	International Business Machines Corp.	3.300%	5/15/26	47,290	45,696
	International Business Machines Corp.	2.200%	2/9/27	100	93
	International Business Machines Corp.	1.700%	5/15/27	11,160	10,176
	International Business Machines Corp.	6.220%	8/1/27	4,910	5,070
	International Business Machines Corp.	6.500%	1/15/28	1,700	1,792
	International Business Machines Corp.	4.500%	2/6/28	20,210	19,920
	International Business Machines Corp.	3.500%	5/15/29	34,697	32,435
	International Business Machines Corp.	1.950%	5/15/30	24,165	20,431
	International Business Machines Corp.	5.875%	11/29/32	2,854	3,005
	International Business Machines Corp.	4.750%	2/6/33	15,040	14,631
	International Business Machines Corp.	4.150%	5/15/39	35,646	30,659
	International Business Machines Corp.	5.600%	11/30/39	2,110	2,142
	International Business Machines Corp.	2.850%	5/15/40	9,464	6,761
	International Business Machines Corp.	4.000%	6/20/42	14,243	11,640
	International Business Machines Corp.	4.250%	5/15/49	37,346	30,357
	International Business Machines Corp.	2.950%	5/15/50	5,115	3,252
	International Business Machines Corp.	4.900%	7/27/52	10,835	9,671
	International Business Machines Corp.	5.100%	2/6/53	22,340	20,849
	Intuit Inc.	0.950%	7/15/25	8,515	8,136
	Intuit Inc.	1.350%	7/15/27	8,109	7,306
	Intuit Inc.	1.650%	7/15/30	9,803	8,135
	Intuit Inc.	5.200%	9/15/33	13,460	13,522
	Intuit Inc.	5.500%	9/15/53	7,825	7,857
	Jabil Inc.	1.700%	4/15/26	6,500	6,073
	Jabil Inc.	3.950%	1/12/28	9,535	9,056
	Jabil Inc.	3.600%	1/15/30	7,595	6,852
	Jabil Inc.	3.000%	1/15/31	9,509	8,093
	Juniper Networks Inc.	1.200%	12/10/25	3,027	2,843
	Juniper Networks Inc.	3.750%	8/15/29	10,063	9,359
	Juniper Networks Inc.	2.000%	12/10/30	5,605	4,547
	Juniper Networks Inc.	5.950%	3/15/41	8,525	8,607
	KLA Corp.	4.100%	3/15/29	15,211	14,770
	KLA Corp.	4.650%	7/15/32	6,600	6,437
	KLA Corp.	5.000%	3/15/49	7,301	6,823
	KLA Corp.	3.300%	3/1/50	16,369	11,512
	KLA Corp.	4.950%	7/15/52	18,618	17,327
	KLA Corp.	5.250%	7/15/62	12,633	12,065
	Kyndryl Holdings Inc.	2.050%	10/15/26	6,305	5,813
	Kyndryl Holdings Inc.	2.700%	10/15/28	7,063	6,277
	Kyndryl Holdings Inc.	3.150%	10/15/31	8,558	7,173
	Kyndryl Holdings Inc.	4.100%	10/15/41	7,165	5,429
	Lam Research Corp.	3.750%	3/15/26	15,518	15,143
	Lam Research Corp.	4.000%	3/15/29	11,610	11,172
	Lam Research Corp.	1.900%	6/15/30	15,662	13,215
	Lam Research Corp.	4.875%	3/15/49	11,906	10,871
	Lam Research Corp.	2.875%	6/15/50	11,502	7,490
	Lam Research Corp.	3.125%	6/15/60	6,600	4,188
	Leidos Inc.	4.375%	5/15/30	11,275	10,655
	Leidos Inc.	2.300%	2/15/31	14,220	11,709
	Marvell Technology Inc.	2.450%	4/15/28	9,501	8,575
[4]	Marvell Technology Inc.	4.875%	6/22/28	9,442	9,302
	Marvell Technology Inc.	2.950%	4/15/31	5,918	5,102
	Marvell Technology Inc.	5.950%	9/15/33	9,500	9,809
110

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Microchip Technology Inc.	4.250%	9/1/25	13,950	13,733
Micron Technology Inc.	4.975%	2/6/26	5,754	5,707
Micron Technology Inc.	4.185%	2/15/27	20,233	19,667
Micron Technology Inc.	5.375%	4/15/28	10,040	10,080
Micron Technology Inc.	5.327%	2/6/29	5,853	5,873
Micron Technology Inc.	6.750%	11/1/29	5,618	5,974
Micron Technology Inc.	4.663%	2/15/30	10,905	10,562
Micron Technology Inc.	2.703%	4/15/32	11,095	9,184
Micron Technology Inc.	5.875%	2/9/33	8,544	8,731
Micron Technology Inc.	5.875%	9/15/33	10,940	11,189
Micron Technology Inc.	3.366%	11/1/41	6,050	4,427
Micron Technology Inc.	3.477%	11/1/51	3,870	2,661
Microsoft Corp.	3.125%	11/3/25	37,606	36,687
Microsoft Corp.	2.400%	8/8/26	51,704	49,182
Microsoft Corp.	3.400%	9/15/26	15,051	14,571
Microsoft Corp.	3.300%	2/6/27	56,869	54,866
Microsoft Corp.	3.400%	6/15/27	4,946	4,758
Microsoft Corp.	1.350%	9/15/30	9,639	7,947
Microsoft Corp.	3.500%	2/12/35	20,092	18,193
Microsoft Corp.	4.200%	11/3/35	3,888	3,716
Microsoft Corp.	3.450%	8/8/36	44,162	38,503
Microsoft Corp.	4.100%	2/6/37	10,641	9,976
Microsoft Corp.	5.200%	6/1/39	455	473
Microsoft Corp.	5.300%	2/8/41	2,690	2,879
Microsoft Corp.	3.750%	2/12/45	1,990	1,668
Microsoft Corp.	3.700%	8/8/46	56,826	46,583
Microsoft Corp.	4.500%	6/15/47	5,484	5,076
Microsoft Corp.	2.525%	6/1/50	101,305	63,958
Microsoft Corp.	2.500%	9/15/50	22,147	13,941
Microsoft Corp.	2.921%	3/17/52	76,172	51,740
Microsoft Corp.	3.950%	8/8/56	1,177	960
Microsoft Corp.	2.675%	6/1/60	49,070	29,833
Microsoft Corp.	3.041%	3/17/62	48,139	31,850
Moody's Corp.	3.250%	1/15/28	5,702	5,391
Moody's Corp.	4.250%	2/1/29	5,197	5,052
Moody's Corp.	2.000%	8/19/31	34,435	27,969
Moody's Corp.	2.750%	8/19/41	9,855	6,808
Moody's Corp.	5.250%	7/15/44	9,174	8,784
Moody's Corp.	4.875%	12/17/48	3,163	2,832
Moody's Corp.	3.250%	5/20/50	3,920	2,680
Moody's Corp.	3.750%	2/25/52	7,760	5,830
Moody's Corp.	3.100%	11/29/61	6,498	3,980
Motorola Solutions Inc.	4.600%	2/23/28	12,415	12,194
Motorola Solutions Inc.	4.600%	5/23/29	10,346	10,082
Motorola Solutions Inc.	2.300%	11/15/30	5,554	4,669
Motorola Solutions Inc.	2.750%	5/24/31	9,175	7,777
Motorola Solutions Inc.	5.500%	9/1/44	6,825	6,615
NetApp Inc.	2.375%	6/22/27	7,077	6,536
NetApp Inc.	2.700%	6/22/30	22,850	19,847
Nokia OYJ	4.375%	6/12/27	200	195
Nokia OYJ	6.625%	5/15/39	7,034	7,018
Nordson Corp.	5.600%	9/15/28	2,735	2,768
Nordson Corp.	5.800%	9/15/33	6,281	6,447
NVIDIA Corp.	3.200%	9/16/26	22,817	22,052
NVIDIA Corp.	1.550%	6/15/28	17,988	16,032
NVIDIA Corp.	2.850%	4/1/30	4,617	4,186
NVIDIA Corp.	2.000%	6/15/31	17,382	14,604
NVIDIA Corp.	3.500%	4/1/40	17,033	14,094
NVIDIA Corp.	3.500%	4/1/50	26,875	20,601
NVIDIA Corp.	3.700%	4/1/60	7,948	5,994
NXP BV	5.350%	3/1/26	7,596	7,579
NXP BV	3.875%	6/18/26	9,113	8,850
NXP BV	3.150%	5/1/27	9,098	8,603
NXP BV	5.550%	12/1/28	8,721	8,833
NXP BV	4.300%	6/18/29	22,333	21,431
NXP BV	3.400%	5/1/30	18,972	17,176
NXP BV	2.500%	5/11/31	13,939	11,676
NXP BV	2.650%	2/15/32	21,022	17,477
NXP BV	5.000%	1/15/33	13,586	13,253
NXP BV	3.250%	5/11/41	12,997	9,483
111

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NXP BV	3.125%	2/15/42	6,265	4,421
NXP BV	3.250%	11/30/51	6,509	4,286
Oracle Corp.	5.800%	11/10/25	260	261
Oracle Corp.	1.650%	3/25/26	39,895	37,398
Oracle Corp.	2.650%	7/15/26	62,183	58,928
Oracle Corp.	2.800%	4/1/27	45,870	43,072
Oracle Corp.	2.300%	3/25/28	28,454	25,726
Oracle Corp.	4.500%	5/6/28	4,534	4,453
Oracle Corp.	6.150%	11/9/29	9,265	9,688
Oracle Corp.	2.950%	4/1/30	42,375	37,668
Oracle Corp.	4.650%	5/6/30	10,235	10,027
Oracle Corp.	3.250%	5/15/30	4,236	3,839
Oracle Corp.	2.875%	3/25/31	47,489	41,023
Oracle Corp.	4.900%	2/6/33	16,295	15,814
Oracle Corp.	4.300%	7/8/34	17,673	16,097
Oracle Corp.	3.900%	5/15/35	12,679	10,993
Oracle Corp.	3.850%	7/15/36	14,326	12,080
Oracle Corp.	3.800%	11/15/37	28,639	23,590
Oracle Corp.	6.500%	4/15/38	18,632	19,963
Oracle Corp.	6.125%	7/8/39	13,068	13,540
Oracle Corp.	3.600%	4/1/40	29,043	22,323
Oracle Corp.	5.375%	7/15/40	70,842	67,295
Oracle Corp.	3.650%	3/25/41	29,764	22,763
Oracle Corp.	4.500%	7/8/44	13,038	10,840
Oracle Corp.	4.125%	5/15/45	24,677	19,315
Oracle Corp.	4.000%	7/15/46	58,119	44,316
Oracle Corp.	4.000%	11/15/47	31,392	23,772
Oracle Corp.	3.600%	4/1/50	60,757	42,426
Oracle Corp.	3.950%	3/25/51	47,634	35,211
Oracle Corp.	6.900%	11/9/52	25,466	28,465
Oracle Corp.	5.550%	2/6/53	20,455	19,345
Oracle Corp.	4.375%	5/15/55	9,286	7,247
Oracle Corp.	3.850%	4/1/60	22,555	15,510
Oracle Corp.	4.100%	3/25/61	22,839	16,398
PayPal Holdings Inc.	2.650%	10/1/26	25,955	24,564
PayPal Holdings Inc.	2.850%	10/1/29	23,804	21,472
PayPal Holdings Inc.	2.300%	6/1/30	15,182	13,083
PayPal Holdings Inc.	4.400%	6/1/32	9,300	8,857
PayPal Holdings Inc.	5.150%	6/1/34	14,900	14,714
PayPal Holdings Inc.	3.250%	6/1/50	22,563	15,272
PayPal Holdings Inc.	5.050%	6/1/52	6,042	5,519
PayPal Holdings Inc.	5.500%	6/1/54	6,645	6,440
PayPal Holdings Inc.	5.250%	6/1/62	15,093	13,773
Qorvo Inc.	4.375%	10/15/29	11,312	10,674
QUALCOMM Inc.	3.250%	5/20/27	25,844	24,684
QUALCOMM Inc.	1.300%	5/20/28	23,202	20,332
QUALCOMM Inc.	2.150%	5/20/30	9,404	8,139
QUALCOMM Inc.	1.650%	5/20/32	16,087	12,675
QUALCOMM Inc.	4.250%	5/20/32	6,310	6,031
QUALCOMM Inc.	5.400%	5/20/33	8,973	9,293
QUALCOMM Inc.	4.650%	5/20/35	12,960	12,605
QUALCOMM Inc.	4.800%	5/20/45	21,349	19,732
QUALCOMM Inc.	4.300%	5/20/47	19,338	16,489
QUALCOMM Inc.	3.250%	5/20/50	10,268	7,250
QUALCOMM Inc.	4.500%	5/20/52	13,019	11,236
QUALCOMM Inc.	6.000%	5/20/53	14,894	16,013
Quanta Services Inc.	2.900%	10/1/30	13,190	11,615
Quanta Services Inc.	3.050%	10/1/41	6,476	4,555
RELX Capital Inc.	4.000%	3/18/29	4,411	4,239
RELX Capital Inc.	3.000%	5/22/30	10,103	9,064
RELX Capital Inc.	4.750%	5/20/32	7,980	7,726
Roper Technologies Inc.	1.000%	9/15/25	9,268	8,777
Roper Technologies Inc.	3.850%	12/15/25	3,369	3,292
Roper Technologies Inc.	3.800%	12/15/26	12,179	11,773
Roper Technologies Inc.	1.400%	9/15/27	11,315	10,073
Roper Technologies Inc.	4.200%	9/15/28	14,249	13,765
Roper Technologies Inc.	2.950%	9/15/29	14,475	13,019
Roper Technologies Inc.	2.000%	6/30/30	11,300	9,441
S&P Global Inc.	2.950%	1/22/27	4,140	3,926
S&P Global Inc.	2.450%	3/1/27	10,366	9,692
112

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	S&P Global Inc.	4.750%	8/1/28	10,765	10,687
	S&P Global Inc.	2.700%	3/1/29	15,805	14,318
	S&P Global Inc.	4.250%	5/1/29	13,630	13,229
	S&P Global Inc.	2.500%	12/1/29	11,388	10,068
	S&P Global Inc.	1.250%	8/15/30	10,394	8,397
	S&P Global Inc.	2.900%	3/1/32	20,771	17,953
	S&P Global Inc.	3.250%	12/1/49	6,551	4,598
	S&P Global Inc.	3.700%	3/1/52	12,644	9,541
	S&P Global Inc.	2.300%	8/15/60	10,523	5,355
	S&P Global Inc.	3.900%	3/1/62	6,710	4,980
	Salesforce Inc.	3.700%	4/11/28	22,569	21,763
	Salesforce Inc.	1.500%	7/15/28	16,030	14,088
	Salesforce Inc.	1.950%	7/15/31	14,112	11,578
	Salesforce Inc.	2.700%	7/15/41	21,478	15,010
	Salesforce Inc.	2.900%	7/15/51	26,407	17,014
	Salesforce Inc.	3.050%	7/15/61	18,442	11,385
	ServiceNow Inc.	1.400%	9/1/30	18,059	14,661
	Skyworks Solutions Inc.	1.800%	6/1/26	13,829	12,857
	Skyworks Solutions Inc.	3.000%	6/1/31	11,809	10,025
	TD SYNNEX Corp.	1.750%	8/9/26	7,398	6,828
	TD SYNNEX Corp.	2.375%	8/9/28	9,223	8,207
	Teledyne FLIR LLC	2.500%	8/1/30	5,295	4,511
	Texas Instruments Inc.	1.125%	9/15/26	7,385	6,793
	Texas Instruments Inc.	2.900%	11/3/27	13,222	12,421
	Texas Instruments Inc.	4.600%	2/15/28	4,150	4,116
	Texas Instruments Inc.	2.250%	9/4/29	16,961	14,993
	Texas Instruments Inc.	1.750%	5/4/30	10,470	8,842
	Texas Instruments Inc.	1.900%	9/15/31	5,495	4,538
	Texas Instruments Inc.	4.900%	3/14/33	16,000	15,963
	Texas Instruments Inc.	4.850%	2/8/34	5,130	5,082
	Texas Instruments Inc.	3.875%	3/15/39	8,850	7,724
	Texas Instruments Inc.	4.150%	5/15/48	22,376	18,548
	Texas Instruments Inc.	2.700%	9/15/51	4,655	2,897
	Texas Instruments Inc.	4.100%	8/16/52	1,644	1,340
	Texas Instruments Inc.	5.000%	3/14/53	8,519	7,978
	Texas Instruments Inc.	5.150%	2/8/54	12,315	11,779
	Texas Instruments Inc.	5.050%	5/18/63	20,817	19,301
	TSMC Arizona Corp.	1.750%	10/25/26	17,403	16,109
	TSMC Arizona Corp.	3.875%	4/22/27	10,592	10,240
	TSMC Arizona Corp.	4.125%	4/22/29	6,625	6,418
	TSMC Arizona Corp.	2.500%	10/25/31	20,965	17,744
	TSMC Arizona Corp.	4.250%	4/22/32	4,760	4,589
	TSMC Arizona Corp.	3.125%	10/25/41	13,516	10,475
	TSMC Arizona Corp.	3.250%	10/25/51	23,185	17,048
	TSMC Arizona Corp.	4.500%	4/22/52	4,005	3,708
	Verisk Analytics Inc.	4.000%	6/15/25	1,217	1,197
	Verisk Analytics Inc.	4.125%	3/15/29	10,962	10,541
	Verisk Analytics Inc.	5.250%	6/5/34	9,200	9,056
	Verisk Analytics Inc.	3.625%	5/15/50	15,643	11,247
	VMware LLC	1.400%	8/15/26	21,623	19,908
	VMware LLC	4.650%	5/15/27	13,697	13,470
	VMware LLC	3.900%	8/21/27	30,970	29,705
	VMware LLC	1.800%	8/15/28	11,749	10,287
	VMware LLC	4.700%	5/15/30	13,328	12,895
	VMware LLC	2.200%	8/15/31	19,334	15,713
	Western Digital Corp.	2.850%	2/1/29	6,890	5,970
	Western Digital Corp.	3.100%	2/1/32	6,815	5,543
	Workday Inc.	3.500%	4/1/27	14,191	13,574
	Workday Inc.	3.700%	4/1/29	5,559	5,218
	Workday Inc.	3.800%	4/1/32	10,958	9,846
	Xilinx Inc.	2.375%	6/1/30	11,220	9,698
					6,976,444
Utilities (2.4%)
	AEP Texas Inc.	3.950%	6/1/28	12,350	11,730
	AEP Texas Inc.	5.450%	5/15/29	3,085	3,101
[4]	AEP Texas Inc.	2.100%	7/1/30	5,973	4,972
	AEP Texas Inc.	5.700%	5/15/34	4,750	4,717
	AEP Texas Inc.	3.800%	10/1/47	5,700	4,082
[4]	AEP Texas Inc.	3.450%	1/15/50	6,413	4,237
113

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AEP Transmission Co. LLC	3.100%	12/1/26	6,433	6,123
	AEP Transmission Co. LLC	5.150%	4/1/34	2,215	2,167
	AEP Transmission Co. LLC	4.000%	12/1/46	7,175	5,692
	AEP Transmission Co. LLC	3.750%	12/1/47	7,885	5,837
	AEP Transmission Co. LLC	4.250%	9/15/48	6,723	5,396
	AEP Transmission Co. LLC	3.800%	6/15/49	6,966	5,137
	AEP Transmission Co. LLC	3.150%	9/15/49	5,653	3,707
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	10,694	7,709
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	6,397	3,830
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	7,440	6,177
	AEP Transmission Co. LLC	5.400%	3/15/53	4,820	4,614
	AES Corp.	1.375%	1/15/26	11,714	10,975
	AES Corp.	5.450%	6/1/28	15,030	15,002
	AES Corp.	2.450%	1/15/31	12,988	10,693
	Alabama Power Co.	3.750%	9/1/27	7,365	7,099
[4]	Alabama Power Co.	1.450%	9/15/30	6,537	5,323
	Alabama Power Co.	3.940%	9/1/32	5,971	5,487
	Alabama Power Co.	5.850%	11/15/33	6,082	6,330
	Alabama Power Co.	6.000%	3/1/39	4,042	4,202
	Alabama Power Co.	3.850%	12/1/42	3,329	2,658
	Alabama Power Co.	4.150%	8/15/44	7,391	6,069
	Alabama Power Co.	3.750%	3/1/45	5,702	4,368
	Alabama Power Co.	4.300%	1/2/46	12,642	10,480
[4]	Alabama Power Co.	3.700%	12/1/47	10,500	7,816
[4]	Alabama Power Co.	4.300%	7/15/48	4,290	3,511
	Alabama Power Co.	3.450%	10/1/49	13,720	9,736
	Alabama Power Co.	3.125%	7/15/51	9,480	6,277
	Alabama Power Co.	3.000%	3/15/52	14,742	9,566
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	7,280	7,245
	Ameren Corp.	3.650%	2/15/26	5,140	4,984
	Ameren Corp.	5.700%	12/1/26	3,970	4,000
	Ameren Corp.	1.750%	3/15/28	6,000	5,293
	Ameren Corp.	5.000%	1/15/29	1,125	1,113
	Ameren Corp.	3.500%	1/15/31	11,252	10,140
	Ameren Illinois Co.	3.800%	5/15/28	7,625	7,312
	Ameren Illinois Co.	1.550%	11/15/30	4,400	3,560
	Ameren Illinois Co.	3.850%	9/1/32	3,399	3,084
	Ameren Illinois Co.	4.950%	6/1/33	7,175	7,004
	Ameren Illinois Co.	4.150%	3/15/46	6,285	5,133
	Ameren Illinois Co.	3.700%	12/1/47	6,196	4,625
	Ameren Illinois Co.	4.500%	3/15/49	8,622	7,363
	Ameren Illinois Co.	3.250%	3/15/50	7,245	4,931
	Ameren Illinois Co.	2.900%	6/15/51	5,145	3,219
	Ameren Illinois Co.	5.900%	12/1/52	6,350	6,548
	Ameren Illinois Co.	5.550%	7/1/54	9,150	8,978
[4]	American Electric Power Co. Inc.	1.000%	11/1/25	3,055	2,872
	American Electric Power Co. Inc.	5.750%	11/1/27	6,646	6,757
	American Electric Power Co. Inc.	3.200%	11/13/27	3,385	3,171
[4]	American Electric Power Co. Inc.	4.300%	12/1/28	10,720	10,290
	American Electric Power Co. Inc.	5.200%	1/15/29	7,020	6,985
	American Electric Power Co. Inc.	5.950%	11/1/32	3,693	3,782
	American Electric Power Co. Inc.	5.625%	3/1/33	29,416	29,348
	American Electric Power Co. Inc.	3.250%	3/1/50	5,732	3,761
	American Electric Power Co. Inc.	6.950%	12/15/54	9,350	9,316
[4]	American Electric Power Co. Inc.	7.050%	12/15/54	9,175	9,141
	American Electric Power Co. Inc.	3.875%	2/15/62	5,713	5,235
	American Water Capital Corp.	2.950%	9/1/27	7,095	6,642
	American Water Capital Corp.	3.750%	9/1/28	4,456	4,245
	American Water Capital Corp.	3.450%	6/1/29	15,678	14,596
	American Water Capital Corp.	2.800%	5/1/30	6,444	5,665
	American Water Capital Corp.	2.300%	6/1/31	850	704
	American Water Capital Corp.	4.450%	6/1/32	2,937	2,798
	American Water Capital Corp.	5.150%	3/1/34	7,220	7,154
	American Water Capital Corp.	6.593%	10/15/37	8,586	9,541
	American Water Capital Corp.	4.300%	12/1/42	170	144
	American Water Capital Corp.	4.300%	9/1/45	8,027	6,735
	American Water Capital Corp.	4.000%	12/1/46	1,585	1,248
	American Water Capital Corp.	3.750%	9/1/47	9,898	7,495
	American Water Capital Corp.	4.200%	9/1/48	4,270	3,464
	American Water Capital Corp.	4.150%	6/1/49	7,210	5,782
114

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	3.450%	5/1/50	6,797	4,796
	American Water Capital Corp.	3.250%	6/1/51	5,510	3,739
	American Water Capital Corp.	5.450%	3/1/54	12,055	11,643
[4]	Appalachian Power Co.	3.300%	6/1/27	5,991	5,662
[4]	Appalachian Power Co.	2.700%	4/1/31	9,309	7,816
[4]	Appalachian Power Co.	4.500%	8/1/32	6,653	6,146
	Appalachian Power Co.	5.650%	4/1/34	5,470	5,419
	Appalachian Power Co.	7.000%	4/1/38	2,952	3,237
	Appalachian Power Co.	4.400%	5/15/44	5,181	4,130
	Appalachian Power Co.	4.450%	6/1/45	9,793	7,866
[4]	Appalachian Power Co.	4.500%	3/1/49	2,671	2,111
[4]	Appalachian Power Co.	3.700%	5/1/50	3,844	2,656
	Arizona Public Service Co.	2.950%	9/15/27	1,500	1,397
	Arizona Public Service Co.	2.600%	8/15/29	4,704	4,163
	Arizona Public Service Co.	2.200%	12/15/31	1,295	1,044
	Arizona Public Service Co.	6.350%	12/15/32	7,559	7,934
	Arizona Public Service Co.	5.550%	8/1/33	5,120	5,079
	Arizona Public Service Co.	5.700%	8/15/34	2,000	1,996
	Arizona Public Service Co.	5.050%	9/1/41	465	426
	Arizona Public Service Co.	4.500%	4/1/42	3,462	2,903
	Arizona Public Service Co.	4.350%	11/15/45	2,350	1,910
	Arizona Public Service Co.	4.250%	3/1/49	7,026	5,485
	Arizona Public Service Co.	3.500%	12/1/49	3,956	2,684
	Arizona Public Service Co.	3.350%	5/15/50	3,225	2,149
	Arizona Public Service Co.	2.650%	9/15/50	3,454	1,991
	Atlantic City Electric Co.	2.300%	3/15/31	5,962	4,993
	Atmos Energy Corp.	3.000%	6/15/27	10,440	9,871
	Atmos Energy Corp.	2.625%	9/15/29	6,426	5,734
	Atmos Energy Corp.	1.500%	1/15/31	7,882	6,319
	Atmos Energy Corp.	5.450%	10/15/32	2,410	2,441
	Atmos Energy Corp.	5.900%	11/15/33	9,920	10,361
	Atmos Energy Corp.	5.500%	6/15/41	10,655	10,593
	Atmos Energy Corp.	4.150%	1/15/43	7,997	6,686
	Atmos Energy Corp.	4.125%	10/15/44	4,121	3,403
	Atmos Energy Corp.	4.300%	10/1/48	3,431	2,821
	Atmos Energy Corp.	3.375%	9/15/49	21,720	15,032
	Atmos Energy Corp.	2.850%	2/15/52	2,041	1,263
	Atmos Energy Corp.	5.750%	10/15/52	7,510	7,605
	Atmos Energy Corp.	6.200%	11/15/53	4,680	5,045
	Avangrid Inc.	3.800%	6/1/29	8,686	8,080
	Avista Corp.	4.350%	6/1/48	4,185	3,459
	Avista Corp.	4.000%	4/1/52	5,674	4,255
	Baltimore Gas & Electric Co.	2.400%	8/15/26	6,886	6,502
[4]	Baltimore Gas & Electric Co.	5.300%	6/1/34	8,000	7,951
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,534	1,627
	Baltimore Gas & Electric Co.	3.500%	8/15/46	499	360
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	10,574	7,902
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,580	2,075
	Baltimore Gas & Electric Co.	3.200%	9/15/49	7,025	4,672
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,674	4,190
	Baltimore Gas & Electric Co.	4.550%	6/1/52	12,525	10,457
	Baltimore Gas & Electric Co.	5.400%	6/1/53	5,155	4,929
[4]	Baltimore Gas & Electric Co.	5.650%	6/1/54	10,000	9,883
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,235	7,728
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,306	17,959
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,772	6,184
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,620	5,890
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	6,184	6,393
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,332	7,841
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	12,156	10,586
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	12,084	8,897
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,941	2,405
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	17,330	13,594
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	23,352	14,265
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	12,665	10,520
	Black Hills Corp.	3.950%	1/15/26	3,910	3,814
	Black Hills Corp.	3.150%	1/15/27	5,150	4,879
	Black Hills Corp.	5.950%	3/15/28	3,570	3,648
	Black Hills Corp.	3.050%	10/15/29	6,147	5,468
	Black Hills Corp.	4.350%	5/1/33	6,759	6,073
115

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Hills Corp.	6.150%	5/15/34	12,280	12,523
	Black Hills Corp.	6.000%	1/15/35	5,830	5,867
	Black Hills Corp.	4.200%	9/15/46	4,060	3,151
[4]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,662	2,511
[4]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,302	2,196
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,950	6,000
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	5,080	4,274
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,663	2,296
[4]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	3,584	3,391
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	8,895	8,671
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	8,100	8,032
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	5,874	4,538
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,985	3,460
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	6,444	5,046
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	5,460	4,451
[4]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	6,844	4,382
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	11,060	7,676
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	6,073	4,385
[4]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,048	931
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,574	2,464
	CenterPoint Energy Inc.	1.450%	6/1/26	15,290	14,209
	CenterPoint Energy Inc.	5.250%	8/10/26	4,000	3,991
	CenterPoint Energy Inc.	4.250%	11/1/28	1,610	1,537
	CenterPoint Energy Inc.	5.400%	6/1/29	4,675	4,693
	CenterPoint Energy Inc.	2.950%	3/1/30	14,025	12,416
	CenterPoint Energy Inc.	2.650%	6/1/31	3,746	3,153
	CenterPoint Energy Inc.	3.700%	9/1/49	9,823	7,051
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	10,231	10,267
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	4,096	3,930
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,026	5,730
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	24,738	24,725
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,400	2,376
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	7,075	7,217
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,100	3,212
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,751	6,498
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	435
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,682	4,675
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	6,018
	CMS Energy Corp.	3.000%	5/15/26	6,250	5,982
	CMS Energy Corp.	3.450%	8/15/27	3,631	3,455
	CMS Energy Corp.	4.875%	3/1/44	4,522	4,073
[4]	CMS Energy Corp.	4.750%	6/1/50	9,922	9,076
	CMS Energy Corp.	3.750%	12/1/50	4,872	4,055
	Commonwealth Edison Co.	2.550%	6/15/26	12,444	11,852
[4]	Commonwealth Edison Co.	2.950%	8/15/27	3,830	3,593
	Commonwealth Edison Co.	3.700%	8/15/28	4,134	3,928
	Commonwealth Edison Co.	2.200%	3/1/30	5,469	4,679
	Commonwealth Edison Co.	4.900%	2/1/33	3,050	2,977
	Commonwealth Edison Co.	5.300%	6/1/34	2,600	2,600
	Commonwealth Edison Co.	5.900%	3/15/36	4,667	4,837
	Commonwealth Edison Co.	6.450%	1/15/38	8,868	9,595
	Commonwealth Edison Co.	3.800%	10/1/42	2,245	1,766
	Commonwealth Edison Co.	4.600%	8/15/43	7,025	6,132
	Commonwealth Edison Co.	4.700%	1/15/44	6,099	5,412
	Commonwealth Edison Co.	3.700%	3/1/45	11,125	8,460
	Commonwealth Edison Co.	4.350%	11/15/45	7,243	6,074
	Commonwealth Edison Co.	3.650%	6/15/46	11,303	8,392
[4]	Commonwealth Edison Co.	3.750%	8/15/47	5,134	3,862
	Commonwealth Edison Co.	4.000%	3/1/48	13,222	10,278
	Commonwealth Edison Co.	4.000%	3/1/49	12,746	9,859
[4]	Commonwealth Edison Co.	3.200%	11/15/49	8,426	5,607
	Commonwealth Edison Co.	3.000%	3/1/50	8,299	5,311
[4]	Commonwealth Edison Co.	2.750%	9/1/51	1,108	661
	Commonwealth Edison Co.	5.300%	2/1/53	4,550	4,300
	Commonwealth Edison Co.	5.650%	6/1/54	3,500	3,483
[4]	Connecticut Light & Power Co.	0.750%	12/1/25	5,251	4,925
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	7,375	7,033
[4]	Connecticut Light & Power Co.	2.050%	7/1/31	6,740	5,496
	Connecticut Light & Power Co.	4.900%	7/1/33	3,655	3,551
	Connecticut Light & Power Co.	4.300%	4/15/44	6,175	5,206
116

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	5,570	4,564
	Connecticut Light & Power Co.	4.000%	4/1/48	12,433	9,910
	Connecticut Light & Power Co.	5.250%	1/15/53	7,525	7,190
[4]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,815	2,639
[4]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,845	1,776
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	7,374	7,359
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	5,090	5,173
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	4,500	4,521
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,705	6,640
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	7,714	7,924
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,440	3,648
[4]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	556
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	4,256	4,711
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	11,862	11,692
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	11,573	11,540
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,060	4,039
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	19,738	16,816
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	10,125	8,533
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	9,539	7,301
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	9,067	6,993
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	8,654	6,832
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	5,085	3,347
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	5,800	6,147
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	5,205	5,329
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	11,400	11,375
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	6,451	5,461
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,897	3,854
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,235	3,181
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	19,299	15,732
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	8,039	5,587
[4]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	965	571
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	11,803	8,106
	Constellation Energy Generation LLC	5.600%	3/1/28	9,674	9,799
	Constellation Energy Generation LLC	5.800%	3/1/33	11,749	11,999
	Constellation Energy Generation LLC	6.125%	1/15/34	6,555	6,833
	Constellation Energy Generation LLC	6.250%	10/1/39	14,665	15,144
	Constellation Energy Generation LLC	5.750%	10/1/41	7,758	7,633
	Constellation Energy Generation LLC	5.600%	6/15/42	12,916	12,464
	Constellation Energy Generation LLC	6.500%	10/1/53	7,690	8,173
	Constellation Energy Generation LLC	5.750%	3/15/54	16,500	15,995
	Consumers Energy Co.	4.650%	3/1/28	3,625	3,592
	Consumers Energy Co.	3.800%	11/15/28	5,424	5,173
	Consumers Energy Co.	4.900%	2/15/29	4,790	4,770
	Consumers Energy Co.	4.600%	5/30/29	6,170	6,072
	Consumers Energy Co.	3.600%	8/15/32	2,039	1,831
	Consumers Energy Co.	4.625%	5/15/33	2,565	2,456
	Consumers Energy Co.	3.950%	5/15/43	5,033	4,084
	Consumers Energy Co.	3.250%	8/15/46	7,557	5,480
	Consumers Energy Co.	3.950%	7/15/47	5,335	4,277
	Consumers Energy Co.	4.050%	5/15/48	7,887	6,413
	Consumers Energy Co.	4.350%	4/15/49	9,488	7,998
	Consumers Energy Co.	3.100%	8/15/50	8,202	5,653
	Consumers Energy Co.	3.500%	8/1/51	21,575	15,817
	Consumers Energy Co.	2.650%	8/15/52	2,532	1,562
	Consumers Energy Co.	4.200%	9/1/52	4,068	3,290
	Consumers Energy Co.	2.500%	5/1/60	6,011	3,392
	Dayton Power & Light Co.	3.950%	6/15/49	5,464	3,982
	Delmarva Power & Light Co.	4.150%	5/15/45	5,198	4,142
	Dominion Energy Inc.	3.900%	10/1/25	11,548	11,308
[4]	Dominion Energy Inc.	1.450%	4/15/26	6,772	6,310
[4]	Dominion Energy Inc.	2.850%	8/15/26	7,791	7,395
[4]	Dominion Energy Inc.	3.600%	3/15/27	3,560	3,409
	Dominion Energy Inc.	4.250%	6/1/28	5,688	5,494
[4]	Dominion Energy Inc.	3.375%	4/1/30	34,696	31,338
[4]	Dominion Energy Inc.	2.250%	8/15/31	9,641	7,845
[4]	Dominion Energy Inc.	4.350%	8/15/32	4,779	4,455
	Dominion Energy Inc.	5.375%	11/15/32	9,204	9,128
[4]	Dominion Energy Inc.	6.300%	3/15/33	5,528	5,715
[4]	Dominion Energy Inc.	5.250%	8/1/33	2,389	2,332
[4]	Dominion Energy Inc.	5.950%	6/15/35	5,116	5,192
117

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy Inc.	7.000%	6/15/38	7,051	7,663
[4]	Dominion Energy Inc.	3.300%	4/15/41	7,895	5,699
[4]	Dominion Energy Inc.	4.900%	8/1/41	12,591	11,077
[4]	Dominion Energy Inc.	4.050%	9/15/42	6,731	5,269
	Dominion Energy Inc.	4.700%	12/1/44	5,116	4,330
[4]	Dominion Energy Inc.	4.600%	3/15/49	2,946	2,447
[4]	Dominion Energy Inc.	4.850%	8/15/52	4,408	3,792
[4]	Dominion Energy Inc.	7.000%	6/1/54	3,500	3,648
[4]	Dominion Energy Inc.	6.875%	2/1/55	5,500	5,621
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	2,956	2,433
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,380	6,930
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	3,947	4,106
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	4,677	4,564
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,643	5,766
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	5,633	5,001
	DTE Electric Co.	4.850%	12/1/26	6,420	6,414
[4]	DTE Electric Co.	1.900%	4/1/28	4,185	3,749
	DTE Electric Co.	2.250%	3/1/30	27,101	23,396
[4]	DTE Electric Co.	2.625%	3/1/31	8,250	7,112
	DTE Electric Co.	5.200%	4/1/33	15,690	15,667
	DTE Electric Co.	5.200%	3/1/34	6,500	6,479
[4]	DTE Electric Co.	4.000%	4/1/43	7,006	5,749
	DTE Electric Co.	4.300%	7/1/44	1,339	1,134
	DTE Electric Co.	3.700%	3/15/45	8,949	6,897
	DTE Electric Co.	3.700%	6/1/46	4,188	3,195
	DTE Electric Co.	3.750%	8/15/47	6,994	5,298
[4]	DTE Electric Co.	4.050%	5/15/48	4,735	3,775
	DTE Electric Co.	3.950%	3/1/49	5,842	4,602
	DTE Electric Co.	2.950%	3/1/50	7,966	5,132
[4]	DTE Electric Co.	3.250%	4/1/51	6,920	4,670
	DTE Electric Co.	5.400%	4/1/53	8,075	7,884
	DTE Energy Co.	2.850%	10/1/26	42,404	40,150
	DTE Energy Co.	4.875%	6/1/28	6,371	6,269
	DTE Energy Co.	5.100%	3/1/29	15,793	15,669
[4]	DTE Energy Co.	3.400%	6/15/29	11,692	10,715
	DTE Energy Co.	2.950%	3/1/30	4,034	3,550
	DTE Energy Co.	5.850%	6/1/34	7,500	7,609
	Duke Energy Carolinas LLC	2.950%	12/1/26	9,164	8,733
	Duke Energy Carolinas LLC	3.950%	11/15/28	16,246	15,618
[4]	Duke Energy Carolinas LLC	6.000%	12/1/28	5,185	5,343
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,632	5,846
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,663	6,699
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,677	6,539
	Duke Energy Carolinas LLC	6.450%	10/15/32	5,524	5,907
	Duke Energy Carolinas LLC	4.950%	1/15/33	14,250	14,018
	Duke Energy Carolinas LLC	4.850%	1/15/34	5,175	5,009
	Duke Energy Carolinas LLC	6.100%	6/1/37	11,051	11,365
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,699	8,005
	Duke Energy Carolinas LLC	6.050%	4/15/38	8,586	8,940
	Duke Energy Carolinas LLC	5.300%	2/15/40	11,298	10,918
	Duke Energy Carolinas LLC	4.250%	12/15/41	7,314	6,121
	Duke Energy Carolinas LLC	4.000%	9/30/42	8,944	7,200
	Duke Energy Carolinas LLC	3.750%	6/1/45	10,150	7,633
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,909	9,125
	Duke Energy Carolinas LLC	3.700%	12/1/47	11,524	8,454
	Duke Energy Carolinas LLC	3.950%	3/15/48	4,800	3,695
	Duke Energy Carolinas LLC	3.200%	8/15/49	9,367	6,278
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,356	5,830
	Duke Energy Carolinas LLC	5.350%	1/15/53	12,177	11,567
	Duke Energy Carolinas LLC	5.400%	1/15/54	7,435	7,125
	Duke Energy Corp.	0.900%	9/15/25	7,156	6,775
	Duke Energy Corp.	5.000%	12/8/25	2,500	2,488
	Duke Energy Corp.	2.650%	9/1/26	15,178	14,353
	Duke Energy Corp.	3.150%	8/15/27	17,171	16,186
	Duke Energy Corp.	5.000%	12/8/27	5,650	5,619
	Duke Energy Corp.	4.300%	3/15/28	4,780	4,638
	Duke Energy Corp.	3.400%	6/15/29	7,889	7,293
	Duke Energy Corp.	2.450%	6/1/30	19,186	16,491
	Duke Energy Corp.	2.550%	6/15/31	11,395	9,543
	Duke Energy Corp.	4.500%	8/15/32	14,689	13,739
118

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	5.750%	9/15/33	10,825	11,000
	Duke Energy Corp.	5.450%	6/15/34	18,000	17,804
	Duke Energy Corp.	3.300%	6/15/41	3,655	2,651
	Duke Energy Corp.	4.800%	12/15/45	5,921	5,089
	Duke Energy Corp.	3.750%	9/1/46	24,038	17,508
	Duke Energy Corp.	3.950%	8/15/47	3,187	2,370
	Duke Energy Corp.	4.200%	6/15/49	9,367	7,202
	Duke Energy Corp.	3.500%	6/15/51	10,730	7,237
	Duke Energy Corp.	5.000%	8/15/52	18,184	15,807
	Duke Energy Corp.	6.100%	9/15/53	15,625	15,869
	Duke Energy Corp.	5.800%	6/15/54	19,250	18,712
	Duke Energy Corp.	3.250%	1/15/82	3,418	3,069
	Duke Energy Florida LLC	3.200%	1/15/27	5,122	4,892
	Duke Energy Florida LLC	3.800%	7/15/28	6,018	5,748
	Duke Energy Florida LLC	2.500%	12/1/29	16,380	14,444
	Duke Energy Florida LLC	1.750%	6/15/30	7,684	6,374
	Duke Energy Florida LLC	2.400%	12/15/31	6,395	5,306
	Duke Energy Florida LLC	5.875%	11/15/33	5,225	5,428
	Duke Energy Florida LLC	6.350%	9/15/37	10,029	10,650
	Duke Energy Florida LLC	6.400%	6/15/38	11,592	12,425
	Duke Energy Florida LLC	5.650%	4/1/40	2,855	2,837
	Duke Energy Florida LLC	3.850%	11/15/42	2,036	1,616
	Duke Energy Florida LLC	3.400%	10/1/46	10,110	7,092
	Duke Energy Florida LLC	4.200%	7/15/48	7,305	5,863
	Duke Energy Florida LLC	3.000%	12/15/51	6,200	3,902
	Duke Energy Florida LLC	5.950%	11/15/52	1,375	1,403
	Duke Energy Florida LLC	6.200%	11/15/53	6,595	6,993
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,597	3,384
	Duke Energy Indiana LLC	5.250%	3/1/34	2,400	2,393
	Duke Energy Indiana LLC	6.120%	10/15/35	6,018	6,356
	Duke Energy Indiana LLC	6.350%	8/15/38	9,877	10,529
	Duke Energy Indiana LLC	6.450%	4/1/39	4,497	4,843
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	4,187	3,738
	Duke Energy Indiana LLC	3.750%	5/15/46	12,993	9,842
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	6,331	4,253
	Duke Energy Indiana LLC	2.750%	4/1/50	6,769	4,078
	Duke Energy Indiana LLC	5.400%	4/1/53	2,898	2,740
	Duke Energy Ohio Inc.	3.650%	2/1/29	16,245	15,325
	Duke Energy Ohio Inc.	2.125%	6/1/30	5,225	4,410
	Duke Energy Ohio Inc.	5.250%	4/1/33	8,709	8,632
	Duke Energy Ohio Inc.	3.700%	6/15/46	7,148	5,239
	Duke Energy Ohio Inc.	4.300%	2/1/49	4,138	3,320
	Duke Energy Ohio Inc.	5.650%	4/1/53	2,453	2,368
	Duke Energy Ohio Inc.	5.550%	3/15/54	6,000	5,781
	Duke Energy Progress LLC	3.250%	8/15/25	12,530	12,253
	Duke Energy Progress LLC	3.700%	9/1/28	8,625	8,220
	Duke Energy Progress LLC	3.450%	3/15/29	10,676	9,960
	Duke Energy Progress LLC	2.000%	8/15/31	16,895	13,767
	Duke Energy Progress LLC	5.250%	3/15/33	4,240	4,228
	Duke Energy Progress LLC	5.100%	3/15/34	6,550	6,499
	Duke Energy Progress LLC	6.300%	4/1/38	5,887	6,252
	Duke Energy Progress LLC	4.100%	5/15/42	5,760	4,704
	Duke Energy Progress LLC	4.100%	3/15/43	7,767	6,274
	Duke Energy Progress LLC	4.375%	3/30/44	7,045	5,847
	Duke Energy Progress LLC	4.150%	12/1/44	9,701	7,792
	Duke Energy Progress LLC	4.200%	8/15/45	9,262	7,468
	Duke Energy Progress LLC	3.700%	10/15/46	6,004	4,443
	Duke Energy Progress LLC	3.600%	9/15/47	9,070	6,550
	Duke Energy Progress LLC	2.500%	8/15/50	5,472	3,144
	Duke Energy Progress LLC	2.900%	8/15/51	9,090	5,626
	Duke Energy Progress LLC	4.000%	4/1/52	5,835	4,414
	Duke Energy Progress LLC	5.350%	3/15/53	5,750	5,395
[4]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	2,923	2,675
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	4,700	3,793
[4]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	3,106
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	828
	Edison International	4.700%	8/15/25	5,473	5,408
	Edison International	5.750%	6/15/27	15,879	16,030
	Edison International	4.125%	3/15/28	7,732	7,385
	Edison International	5.450%	6/15/29	6,620	6,618
119

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Edison International	6.950%	11/15/29	12,480	13,261
	El Paso Electric Co.	6.000%	5/15/35	3,845	3,859
	El Paso Electric Co.	5.000%	12/1/44	4,618	3,900
	Emera US Finance LP	3.550%	6/15/26	9,881	9,472
	Emera US Finance LP	4.750%	6/15/46	18,439	15,166
	Enel Americas SA	4.000%	10/25/26	7,753	7,451
	Enel Chile SA	4.875%	6/12/28	13,471	13,025
	Entergy Arkansas LLC	3.500%	4/1/26	6,503	6,319
	Entergy Arkansas LLC	4.000%	6/1/28	2,000	1,926
	Entergy Arkansas LLC	5.150%	1/15/33	4,140	4,088
	Entergy Arkansas LLC	5.300%	9/15/33	4,615	4,589
	Entergy Arkansas LLC	5.450%	6/1/34	2,750	2,754
	Entergy Arkansas LLC	4.200%	4/1/49	3,964	3,154
	Entergy Arkansas LLC	2.650%	6/15/51	10,070	5,848
	Entergy Arkansas LLC	5.750%	6/1/54	6,810	6,754
	Entergy Corp.	0.900%	9/15/25	10,888	10,304
	Entergy Corp.	2.950%	9/1/26	11,639	11,039
	Entergy Corp.	1.900%	6/15/28	2,833	2,496
	Entergy Corp.	2.800%	6/15/30	18,520	16,162
	Entergy Corp.	2.400%	6/15/31	8,469	6,989
	Entergy Corp.	3.750%	6/15/50	8,735	6,171
	Entergy Corp.	7.125%	12/1/54	9,650	9,577
	Entergy Louisiana LLC	2.400%	10/1/26	8,093	7,609
	Entergy Louisiana LLC	3.120%	9/1/27	6,267	5,913
	Entergy Louisiana LLC	3.250%	4/1/28	5,537	5,187
	Entergy Louisiana LLC	1.600%	12/15/30	4,480	3,602
	Entergy Louisiana LLC	3.050%	6/1/31	12,389	10,788
	Entergy Louisiana LLC	2.350%	6/15/32	8,145	6,622
	Entergy Louisiana LLC	4.000%	3/15/33	14,380	12,944
	Entergy Louisiana LLC	5.350%	3/15/34	6,500	6,451
	Entergy Louisiana LLC	3.100%	6/15/41	6,752	4,867
	Entergy Louisiana LLC	4.950%	1/15/45	12,110	10,695
	Entergy Louisiana LLC	4.200%	9/1/48	10,085	7,991
	Entergy Louisiana LLC	4.200%	4/1/50	10,570	8,302
	Entergy Louisiana LLC	2.900%	3/15/51	11,500	6,966
	Entergy Louisiana LLC	4.750%	9/15/52	3,477	2,991
	Entergy Louisiana LLC	5.700%	3/15/54	6,610	6,515
	Entergy Mississippi LLC	2.850%	6/1/28	11,589	10,654
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	3,877
	Entergy Mississippi LLC	3.850%	6/1/49	6,550	4,823
	Entergy Mississippi LLC	5.850%	6/1/54	8,600	8,567
	Entergy Texas Inc.	1.750%	3/15/31	11,218	9,044
	Entergy Texas Inc.	4.500%	3/30/39	754	663
	Entergy Texas Inc.	3.550%	9/30/49	5,417	3,856
	Entergy Texas Inc.	5.800%	9/1/53	2,930	2,928
	Essential Utilities Inc.	3.566%	5/1/29	9,159	8,501
	Essential Utilities Inc.	2.704%	4/15/30	8,330	7,241
	Essential Utilities Inc.	5.375%	1/15/34	6,454	6,343
	Essential Utilities Inc.	4.276%	5/1/49	6,590	5,216
	Essential Utilities Inc.	3.351%	4/15/50	7,289	4,900
	Essential Utilities Inc.	5.300%	5/1/52	11,430	10,432
	Evergy Inc.	2.900%	9/15/29	8,843	7,900
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,275
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,500	12,841
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,640	4,568
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,329	3,541
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,450	3,627
	Evergy Kansas Central Inc.	3.450%	4/15/50	5,000	3,441
	Evergy Kansas Central Inc.	5.700%	3/15/53	4,820	4,726
[4]	Evergy Metro Inc.	2.250%	6/1/30	6,971	5,928
	Evergy Metro Inc.	5.400%	4/1/34	4,500	4,467
	Evergy Metro Inc.	5.300%	10/1/41	8,090	7,623
	Evergy Metro Inc.	4.200%	6/15/47	7,345	5,880
	Evergy Metro Inc.	4.200%	3/15/48	3,123	2,483
[4]	Evergy Metro Inc.	4.125%	4/1/49	3,113	2,431
[7]	Evergy Missouri West Inc.	5.650%	6/1/34	3,250	3,262
[4]	Eversource Energy	3.300%	1/15/28	7,986	7,453
	Eversource Energy	5.450%	3/1/28	19,031	19,091
[4]	Eversource Energy	4.250%	4/1/29	7,765	7,396
[4]	Eversource Energy	1.650%	8/15/30	10,570	8,531
120

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	2.550%	3/15/31	5,400	4,489
	Eversource Energy	5.850%	4/15/31	15,995	16,212
	Eversource Energy	3.375%	3/1/32	8,142	6,993
	Eversource Energy	5.125%	5/15/33	3,489	3,345
	Eversource Energy	5.500%	1/1/34	7,500	7,357
	Eversource Energy	5.950%	7/15/34	18,620	18,800
	Eversource Energy	3.450%	1/15/50	3,563	2,439
	Exelon Corp.	3.400%	4/15/26	14,815	14,338
	Exelon Corp.	2.750%	3/15/27	1,490	1,397
	Exelon Corp.	5.150%	3/15/28	14,123	14,084
	Exelon Corp.	5.150%	3/15/29	4,000	3,986
	Exelon Corp.	4.050%	4/15/30	24,786	23,276
	Exelon Corp.	3.350%	3/15/32	21,707	19,008
	Exelon Corp.	5.300%	3/15/33	3,919	3,891
	Exelon Corp.	5.450%	3/15/34	4,290	4,260
[4]	Exelon Corp.	4.950%	6/15/35	8,587	7,995
	Exelon Corp.	5.625%	6/15/35	10,024	10,001
	Exelon Corp.	5.100%	6/15/45	6,562	5,963
	Exelon Corp.	4.450%	4/15/46	11,043	9,116
	Exelon Corp.	4.700%	4/15/50	15,210	12,849
	Exelon Corp.	5.600%	3/15/53	6,661	6,408
[4]	FirstEnergy Corp.	4.150%	7/15/27	9,294	8,914
	FirstEnergy Corp.	2.650%	3/1/30	3,781	3,281
[4]	FirstEnergy Corp.	2.250%	9/1/30	5,770	4,831
[4]	FirstEnergy Corp.	5.100%	7/15/47	10,000	8,547
[4]	FirstEnergy Corp.	3.400%	3/1/50	23,550	15,636
	Florida Power & Light Co.	3.125%	12/1/25	9,600	9,318
	Florida Power & Light Co.	4.450%	5/15/26	9,150	9,041
[4]	Florida Power & Light Co.	3.300%	5/30/27	2,842	2,707
	Florida Power & Light Co.	4.400%	5/15/28	11,710	11,500
	Florida Power & Light Co.	5.150%	6/15/29	7,540	7,607
	Florida Power & Light Co.	4.625%	5/15/30	11,205	10,979
	Florida Power & Light Co.	2.450%	2/3/32	15,754	13,130
	Florida Power & Light Co.	5.100%	4/1/33	5,030	5,008
	Florida Power & Light Co.	4.800%	5/15/33	7,531	7,323
	Florida Power & Light Co.	5.625%	4/1/34	4,160	4,286
	Florida Power & Light Co.	5.300%	6/15/34	2,300	2,320
	Florida Power & Light Co.	4.950%	6/1/35	2,043	1,985
	Florida Power & Light Co.	5.650%	2/1/37	5,117	5,215
	Florida Power & Light Co.	5.950%	2/1/38	9,841	10,334
	Florida Power & Light Co.	5.960%	4/1/39	2,322	2,422
	Florida Power & Light Co.	5.690%	3/1/40	1,382	1,400
	Florida Power & Light Co.	5.250%	2/1/41	2,841	2,775
	Florida Power & Light Co.	4.125%	2/1/42	18,692	15,758
	Florida Power & Light Co.	4.050%	6/1/42	8,849	7,388
	Florida Power & Light Co.	3.800%	12/15/42	1,700	1,354
	Florida Power & Light Co.	4.050%	10/1/44	4,785	3,922
	Florida Power & Light Co.	3.700%	12/1/47	11,115	8,408
	Florida Power & Light Co.	3.950%	3/1/48	27,818	21,902
	Florida Power & Light Co.	3.990%	3/1/49	7,258	5,742
	Florida Power & Light Co.	3.150%	10/1/49	15,175	10,319
	Florida Power & Light Co.	2.875%	12/4/51	15,285	9,708
	Florida Power & Light Co.	5.300%	4/1/53	6,575	6,332
	Florida Power & Light Co.	5.600%	6/15/54	7,555	7,635
	Fortis Inc.	3.055%	10/4/26	14,173	13,447
	Georgia Power Co.	3.250%	4/1/26	9,915	9,583
	Georgia Power Co.	5.004%	2/23/27	5,775	5,760
	Georgia Power Co.	3.250%	3/30/27	8,049	7,658
	Georgia Power Co.	4.650%	5/16/28	8,744	8,618
[4]	Georgia Power Co.	2.650%	9/15/29	5,680	5,061
	Georgia Power Co.	4.950%	5/17/33	20,622	20,118
	Georgia Power Co.	5.250%	3/15/34	8,095	8,072
[4]	Georgia Power Co.	4.750%	9/1/40	9,687	8,729
	Georgia Power Co.	4.300%	3/15/42	16,822	14,288
	Georgia Power Co.	4.300%	3/15/43	3,148	2,618
[4]	Georgia Power Co.	3.700%	1/30/50	9,344	6,889
[4]	Georgia Power Co.	3.250%	3/15/51	10,385	7,048
	Iberdrola International BV	6.750%	7/15/36	6,175	6,921
[4]	Idaho Power Co.	5.500%	3/15/53	2,135	2,035
[4]	Idaho Power Co.	5.800%	4/1/54	6,750	6,700
121

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Michigan Power Co.	3.850%	5/15/28	10,585	10,071
	Indiana Michigan Power Co.	6.050%	3/15/37	7,369	7,625
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	6,755	5,671
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	9,780	7,207
	Indiana Michigan Power Co.	3.250%	5/1/51	13,840	9,104
	Indiana Michigan Power Co.	5.625%	4/1/53	3,250	3,160
	Interstate Power & Light Co.	4.100%	9/26/28	8,425	8,080
	Interstate Power & Light Co.	3.600%	4/1/29	5,366	5,023
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	5,184
	Interstate Power & Light Co.	5.700%	10/15/33	3,895	3,935
	Interstate Power & Light Co.	6.250%	7/15/39	3,895	4,043
	Interstate Power & Light Co.	3.700%	9/15/46	4,282	3,143
	Interstate Power & Light Co.	3.500%	9/30/49	1,451	1,014
	Interstate Power & Light Co.	3.100%	11/30/51	5,685	3,607
	IPALCO Enterprises Inc.	4.250%	5/1/30	6,090	5,656
[7]	IPALCO Enterprises Inc.	5.750%	4/1/34	4,625	4,584
	ITC Holdings Corp.	3.250%	6/30/26	7,630	7,306
	ITC Holdings Corp.	3.350%	11/15/27	9,696	9,141
	ITC Holdings Corp.	5.300%	7/1/43	7,312	6,700
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,776	2,590
[4]	Kentucky Utilities Co.	5.450%	4/15/33	4,990	5,021
	Kentucky Utilities Co.	5.125%	11/1/40	9,714	9,131
	Kentucky Utilities Co.	4.375%	10/1/45	7,765	6,463
	Kentucky Utilities Co.	3.300%	6/1/50	8,288	5,609
[4]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,236
[4]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,980	2,997
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,492	9,904
	MidAmerican Energy Co.	3.100%	5/1/27	7,061	6,731
	MidAmerican Energy Co.	3.650%	4/15/29	16,256	15,368
	MidAmerican Energy Co.	6.750%	12/30/31	3,558	3,959
	MidAmerican Energy Co.	5.350%	1/15/34	5,000	5,062
[4]	MidAmerican Energy Co.	5.750%	11/1/35	3,227	3,310
[4]	MidAmerican Energy Co.	5.800%	10/15/36	9,472	9,814
	MidAmerican Energy Co.	4.800%	9/15/43	6,411	5,785
	MidAmerican Energy Co.	4.400%	10/15/44	4,913	4,169
	MidAmerican Energy Co.	4.250%	5/1/46	8,375	6,897
	MidAmerican Energy Co.	3.950%	8/1/47	6,682	5,203
	MidAmerican Energy Co.	3.650%	8/1/48	13,791	10,333
	MidAmerican Energy Co.	4.250%	7/15/49	6,258	5,143
	MidAmerican Energy Co.	3.150%	4/15/50	2,462	1,649
	MidAmerican Energy Co.	5.850%	9/15/54	13,200	13,528
	MidAmerican Energy Co.	5.300%	2/1/55	5,025	4,786
	Mississippi Power Co.	3.950%	3/30/28	3,477	3,335
[4]	Mississippi Power Co.	4.250%	3/15/42	8,161	6,703
	National Fuel Gas Co.	5.200%	7/15/25	2,927	2,905
	National Fuel Gas Co.	5.500%	1/15/26	10,074	10,036
	National Fuel Gas Co.	5.500%	10/1/26	3,050	3,044
	National Fuel Gas Co.	3.950%	9/15/27	4,596	4,390
	National Fuel Gas Co.	4.750%	9/1/28	10,726	10,413
	National Fuel Gas Co.	2.950%	3/1/31	5,195	4,352
	National Grid plc	5.602%	6/12/28	4,440	4,481
	National Grid plc	5.809%	6/12/33	10,238	10,287
	National Grid USA	5.803%	4/1/35	3,578	3,565
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	3,172	3,173
[4]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	11,353	11,035
[4]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	18,179	16,773
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,094	4,828
[4]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	7,400	7,406
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	858	813
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,054	3,029
[4]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,717	5,731
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	7,856	7,483
[4]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	8,600	8,552
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,049	8,530
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	9,000	9,026
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	7,932	6,857
[4]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	6,200	6,135
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,190	930
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	6,638	5,255
[4]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,355	2,713
122

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,999	10,979
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	4,781	4,406
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	3,000	3,086
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	5,545	5,413
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	11,069	9,238
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	12,570	10,285
[4]	Nevada Power Co.	3.700%	5/1/29	12,145	11,447
[4]	Nevada Power Co.	2.400%	5/1/30	8,190	7,048
[4]	Nevada Power Co.	6.650%	4/1/36	5,077	5,465
[4]	Nevada Power Co.	6.750%	7/1/37	4,704	5,186
[4]	Nevada Power Co.	3.125%	8/1/50	5,144	3,284
[4]	Nevada Power Co.	5.900%	5/1/53	3,580	3,575
	Nevada Power Co.	6.000%	3/15/54	6,355	6,453
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	16,222	16,258
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	23,324	22,276
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	16,155	16,003
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	6,883	6,086
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,947	7,381
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	7,223	6,425
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	5,100	5,059
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,419	30,190
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,883	4,760
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	26,057	25,349
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	5,660	5,561
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	29,700	27,490
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	7,300	7,005
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	10,850	10,955
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	13,208	13,240
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	9,577	8,834
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	6,330	6,039
	NiSource Inc.	0.950%	8/15/25	13,815	13,124
	NiSource Inc.	3.490%	5/15/27	12,756	12,166
	NiSource Inc.	5.250%	3/30/28	6,468	6,461
	NiSource Inc.	5.200%	7/1/29	5,850	5,829
	NiSource Inc.	2.950%	9/1/29	15,402	13,836
	NiSource Inc.	3.600%	5/1/30	7,943	7,290
	NiSource Inc.	1.700%	2/15/31	20,465	16,297
	NiSource Inc.	5.400%	6/30/33	6,717	6,649
	NiSource Inc.	5.350%	4/1/34	9,090	8,917
	NiSource Inc.	5.950%	6/15/41	6,842	6,855
	NiSource Inc.	5.250%	2/15/43	3,210	2,947
	NiSource Inc.	4.800%	2/15/44	5,579	4,841
	NiSource Inc.	5.650%	2/1/45	5,550	5,362
	NiSource Inc.	4.375%	5/15/47	31,057	24,950
	NiSource Inc.	3.950%	3/30/48	3,220	2,411
	NiSource Inc.	6.950%	11/30/54	4,430	4,452
	Northern States Power Co.	2.250%	4/1/31	2,525	2,123
	Northern States Power Co.	6.250%	6/1/36	3,695	3,948
	Northern States Power Co.	6.200%	7/1/37	5,991	6,410
	Northern States Power Co.	5.350%	11/1/39	11,636	11,401
	Northern States Power Co.	3.400%	8/15/42	6,562	4,959
	Northern States Power Co.	4.000%	8/15/45	3,270	2,587
	Northern States Power Co.	3.600%	5/15/46	1,065	788
	Northern States Power Co.	3.600%	9/15/47	2,732	1,988
	Northern States Power Co.	2.900%	3/1/50	6,326	4,025
	Northern States Power Co.	3.200%	4/1/52	5,401	3,594
	Northern States Power Co.	4.500%	6/1/52	7,500	6,337
	Northern States Power Co.	5.100%	5/15/53	4,935	4,555
	Northern States Power Co.	5.400%	3/15/54	7,500	7,247
	Northern States Power Co.	5.650%	6/15/54	5,500	5,491
	NorthWestern Corp.	4.176%	11/15/44	9,020	7,350
	NSTAR Electric Co.	3.200%	5/15/27	7,565	7,203
	NSTAR Electric Co.	3.250%	5/15/29	6,193	5,743
	NSTAR Electric Co.	3.950%	4/1/30	3,124	2,950
	NSTAR Electric Co.	5.400%	6/1/34	8,500	8,508
	NSTAR Electric Co.	5.500%	3/15/40	5,636	5,576
	NSTAR Electric Co.	4.400%	3/1/44	3,891	3,296
	NSTAR Electric Co.	4.950%	9/15/52	2,871	2,578
	OGE Energy Corp.	5.450%	5/15/29	1,180	1,189
	Oglethorpe Power Corp.	5.950%	11/1/39	3,865	3,836
123

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	5.375%	11/1/40	12,360	11,604
	Oglethorpe Power Corp.	4.500%	4/1/47	7,065	5,742
	Oglethorpe Power Corp.	5.050%	10/1/48	4,195	3,679
	Oglethorpe Power Corp.	5.250%	9/1/50	1,743	1,565
	Oglethorpe Power Corp.	6.200%	12/1/53	6,275	6,415
[7]	Oglethorpe Power Corp.	5.800%	6/1/54	8,375	8,203
	Ohio Edison Co.	6.875%	7/15/36	3,245	3,616
[4]	Ohio Power Co.	2.600%	4/1/30	80	70
[4]	Ohio Power Co.	1.625%	1/15/31	6,255	4,992
	Ohio Power Co.	5.000%	6/1/33	4,519	4,352
	Ohio Power Co.	5.650%	6/1/34	10,000	10,039
	Ohio Power Co.	4.150%	4/1/48	5,360	4,127
	Ohio Power Co.	4.000%	6/1/49	5,535	4,180
[4]	Ohio Power Co.	2.900%	10/1/51	1,450	885
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	5,464
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,470	3,148
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	9,623	8,690
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	5,979	5,994
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	4,220	3,373
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	5,668	4,284
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	5,000	4,891
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,158	2,975
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	10,000	9,750
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	7,300	6,938
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,395	2,466
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,545	8,427
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,784	6,439
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	5,006	4,795
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,996	4,527
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	4,785	4,909
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,102	2,506
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	7,625	7,342
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	5,934	5,275
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,455	3,335
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	14,031	10,877
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	6,198	4,726
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	5,094	4,081
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	13,714	10,406
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	2,984	1,983
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	8,694	6,416
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	3,577	2,137
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	17,685	15,998
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	5,427	5,188
[7]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	16,725	16,414
	ONE Gas Inc.	5.100%	4/1/29	3,931	3,944
	ONE Gas Inc.	2.000%	5/15/30	3,920	3,319
	ONE Gas Inc.	4.658%	2/1/44	6,485	5,716
	ONE Gas Inc.	4.500%	11/1/48	7,424	6,223
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,953	1,907
	Pacific Gas & Electric Co.	3.150%	1/1/26	30,578	29,463
	Pacific Gas & Electric Co.	3.300%	3/15/27	10,000	9,475
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,533	4,997
	Pacific Gas & Electric Co.	3.300%	12/1/27	34,664	32,320
	Pacific Gas & Electric Co.	3.000%	6/15/28	8,076	7,384
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,825	18,614
	Pacific Gas & Electric Co.	6.100%	1/15/29	11,305	11,571
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,500	8,519
	Pacific Gas & Electric Co.	4.550%	7/1/30	41,746	39,588
	Pacific Gas & Electric Co.	2.500%	2/1/31	54,334	44,802
	Pacific Gas & Electric Co.	3.250%	6/1/31	11,514	9,903
	Pacific Gas & Electric Co.	5.900%	6/15/32	8,724	8,746
	Pacific Gas & Electric Co.	6.150%	1/15/33	8,110	8,238
	Pacific Gas & Electric Co.	6.400%	6/15/33	8,140	8,419
	Pacific Gas & Electric Co.	6.950%	3/15/34	11,255	12,119
	Pacific Gas & Electric Co.	5.800%	5/15/34	30,500	30,334
	Pacific Gas & Electric Co.	4.500%	7/1/40	29,122	24,004
	Pacific Gas & Electric Co.	3.300%	8/1/40	9,537	6,782
	Pacific Gas & Electric Co.	4.200%	6/1/41	10,688	8,350
	Pacific Gas & Electric Co.	4.750%	2/15/44	14,185	11,594
	Pacific Gas & Electric Co.	4.300%	3/15/45	11,486	8,789
124

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,969	4,489
	Pacific Gas & Electric Co.	3.950%	12/1/47	25,001	17,875
	Pacific Gas & Electric Co.	4.950%	7/1/50	43,238	35,709
	Pacific Gas & Electric Co.	3.500%	8/1/50	21,258	13,909
	Pacific Gas & Electric Co.	5.250%	3/1/52	10,400	8,912
	Pacific Gas & Electric Co.	6.750%	1/15/53	12,581	13,072
	Pacific Gas & Electric Co.	6.700%	4/1/53	12,381	12,867
	PacifiCorp	5.100%	2/15/29	8,000	7,989
	PacifiCorp	3.500%	6/15/29	14,167	13,164
	PacifiCorp	2.700%	9/15/30	6,648	5,767
	PacifiCorp	5.300%	2/15/31	5,300	5,284
	PacifiCorp	5.450%	2/15/34	18,800	18,563
	PacifiCorp	5.250%	6/15/35	3,987	3,860
	PacifiCorp	6.100%	8/1/36	5,828	6,028
	PacifiCorp	5.750%	4/1/37	7,640	7,578
	PacifiCorp	6.250%	10/15/37	8,982	9,276
	PacifiCorp	6.350%	7/15/38	4,412	4,597
	PacifiCorp	6.000%	1/15/39	5,535	5,614
	PacifiCorp	4.100%	2/1/42	5,780	4,547
	PacifiCorp	4.125%	1/15/49	9,757	7,405
	PacifiCorp	4.150%	2/15/50	16,414	12,533
	PacifiCorp	3.300%	3/15/51	7,765	5,030
	PacifiCorp	2.900%	6/15/52	13,718	8,099
	PacifiCorp	5.350%	12/1/53	10,260	9,315
	PacifiCorp	5.500%	5/15/54	7,220	6,719
	PacifiCorp	5.800%	1/15/55	3,005	2,911
	PECO Energy Co.	3.150%	10/15/25	2,350	2,289
	PECO Energy Co.	4.900%	6/15/33	11,155	10,924
	PECO Energy Co.	3.900%	3/1/48	7,313	5,643
	PECO Energy Co.	3.000%	9/15/49	6,195	4,069
	PECO Energy Co.	2.800%	6/15/50	7,120	4,419
	PECO Energy Co.	3.050%	3/15/51	5,712	3,707
	PECO Energy Co.	2.850%	9/15/51	2,360	1,453
	PECO Energy Co.	4.600%	5/15/52	4,683	4,006
	PECO Energy Co.	4.375%	8/15/52	6,298	5,184
[4]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,264	2,900
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	8,150	6,383
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,485	3,886
[4]	PG&E Recovery Funding LLC	5.256%	1/15/38	19,340	19,416
[4]	PG&E Recovery Funding LLC	5.536%	7/15/47	6,020	6,055
[4]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	10,602	10,128
[4]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	3,997	3,867
[4]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	4,034	3,770
[4]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	6,055	5,782
[4]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	5,685	5,620
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	15,580	13,629
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	17,105	16,577
[4]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	3,400	3,046
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	5,630	5,388
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	1,455	1,344
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,621	3,879
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	4,915	4,905
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,685	2,324
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,675	3,363
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	6,124	4,014
	Potomac Electric Power Co.	5.200%	3/15/34	2,745	2,743
	Potomac Electric Power Co.	6.500%	11/15/37	6,762	7,408
	Potomac Electric Power Co.	4.150%	3/15/43	8,464	6,981
	Potomac Electric Power Co.	5.500%	3/15/54	3,105	3,031
	PPL Capital Funding Inc.	3.100%	5/15/26	10,782	10,344
	PPL Electric Utilities Corp.	5.000%	5/15/33	11,690	11,518
	PPL Electric Utilities Corp.	4.850%	2/15/34	9,850	9,580
	PPL Electric Utilities Corp.	6.250%	5/15/39	6,469	6,931
	PPL Electric Utilities Corp.	4.125%	6/15/44	4,795	3,963
	PPL Electric Utilities Corp.	4.150%	10/1/45	5,895	4,855
	PPL Electric Utilities Corp.	3.950%	6/1/47	7,285	5,773
	PPL Electric Utilities Corp.	4.150%	6/15/48	5,079	4,100
	Progress Energy Inc.	7.750%	3/1/31	6,373	7,146
	Progress Energy Inc.	6.000%	12/1/39	3,639	3,656
	Public Service Co. of Colorado	3.700%	6/15/28	5,820	5,523
125

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Public Service Co. of Colorado	1.900%	1/15/31	5,896	4,790
	Public Service Co. of Colorado	1.875%	6/15/31	11,949	9,564
[4]	Public Service Co. of Colorado	4.100%	6/1/32	6,148	5,654
	Public Service Co. of Colorado	5.350%	5/15/34	4,075	4,038
[4]	Public Service Co. of Colorado	6.250%	9/1/37	2,618	2,737
	Public Service Co. of Colorado	3.600%	9/15/42	10,422	7,806
	Public Service Co. of Colorado	4.300%	3/15/44	2,562	2,083
	Public Service Co. of Colorado	3.800%	6/15/47	2,399	1,749
	Public Service Co. of Colorado	4.100%	6/15/48	4,875	3,726
	Public Service Co. of Colorado	4.050%	9/15/49	5,257	3,995
[4]	Public Service Co. of Colorado	3.200%	3/1/50	4,833	3,175
[4]	Public Service Co. of Colorado	2.700%	1/15/51	5,574	3,284
[4]	Public Service Co. of Colorado	4.500%	6/1/52	5,905	4,789
	Public Service Co. of Colorado	5.250%	4/1/53	15,940	14,587
	Public Service Co. of Colorado	5.750%	5/15/54	10,605	10,483
	Public Service Co. of New Hampshire	5.350%	10/1/33	8,500	8,547
	Public Service Co. of New Hampshire	3.600%	7/1/49	5,714	4,196
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,890	4,564
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,975	5,845
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,505	5,172
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	7,471	7,082
[4]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,801	1,720
[4]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,415	1,348
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,300	3,051
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,518	4,817
[4]	Public Service Electric & Gas Co.	3.100%	3/15/32	6,091	5,301
[4]	Public Service Electric & Gas Co.	4.900%	12/15/32	5,630	5,540
[4]	Public Service Electric & Gas Co.	4.650%	3/15/33	6,035	5,814
	Public Service Electric & Gas Co.	5.200%	8/1/33	8,555	8,561
[4]	Public Service Electric & Gas Co.	5.200%	3/1/34	7,500	7,506
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	2,626	2,742
[4]	Public Service Electric & Gas Co.	5.500%	3/1/40	477	477
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	5,425	4,424
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	2,490	1,949
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	19,530	15,249
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	7,510	5,582
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	11,890	9,204
[4]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,590	1,095
[4]	Public Service Electric & Gas Co.	3.150%	1/1/50	2,170	1,480
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	11,465	7,157
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	9,397	5,066
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	4,976	4,707
	Public Service Electric & Gas Co.	5.450%	8/1/53	2,559	2,521
[4]	Public Service Electric & Gas Co.	5.450%	3/1/54	9,100	8,982
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,730	8,290
	Public Service Enterprise Group Inc.	5.850%	11/15/27	7,060	7,179
	Public Service Enterprise Group Inc.	5.875%	10/15/28	15,000	15,343
	Public Service Enterprise Group Inc.	5.200%	4/1/29	8,540	8,519
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,760	9,524
	Public Service Enterprise Group Inc.	6.125%	10/15/33	3,530	3,666
	Public Service Enterprise Group Inc.	5.450%	4/1/34	4,025	3,992
	Puget Energy Inc.	4.100%	6/15/30	6,814	6,257
	Puget Sound Energy Inc.	5.330%	6/15/34	3,200	3,189
	Puget Sound Energy Inc.	6.274%	3/15/37	4,150	4,417
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	6,951
	Puget Sound Energy Inc.	5.795%	3/15/40	2,269	2,267
	Puget Sound Energy Inc.	4.300%	5/20/45	9,889	8,084
	Puget Sound Energy Inc.	4.223%	6/15/48	8,406	6,661
	Puget Sound Energy Inc.	3.250%	9/15/49	7,294	4,803
	Puget Sound Energy Inc.	5.685%	6/15/54	2,750	2,723
	San Diego Gas & Electric Co.	2.500%	5/15/26	2,472	2,355
	San Diego Gas & Electric Co.	4.950%	8/15/28	5,575	5,550
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	3,402	2,793
	San Diego Gas & Electric Co.	4.500%	8/15/40	6,480	5,778
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,260	3,920
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,401	5,972
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	4,425	3,018
	San Diego Gas & Electric Co.	5.350%	4/1/53	10,300	9,736
	San Diego Gas & Electric Co.	5.550%	4/15/54	12,900	12,621
[4]	SCE Recovery Funding LLC	4.697%	6/15/40	4,929	4,785
126

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	SCE Recovery Funding LLC	2.943%	11/15/42	3,075	2,485
[4]	SCE Recovery Funding LLC	3.240%	11/15/46	2,200	1,602
[4]	SCE Recovery Funding LLC	5.112%	12/15/47	4,175	3,940
	Sempra	5.400%	8/1/26	1,747	1,746
	Sempra	3.250%	6/15/27	10,528	9,938
	Sempra	3.400%	2/1/28	13,867	13,045
	Sempra	3.700%	4/1/29	3,910	3,660
	Sempra	3.800%	2/1/38	15,136	12,365
	Sempra	6.000%	10/15/39	17,450	17,649
	Sempra	4.000%	2/1/48	11,343	8,629
	Sempra	4.125%	4/1/52	5,926	5,465
	Sempra	6.875%	10/1/54	16,735	16,646
	Sierra Pacific Power Co.	2.600%	5/1/26	13,344	12,726
	Sierra Pacific Power Co.	5.900%	3/15/54	5,200	5,180
[4]	Southern California Edison Co.	3.700%	8/1/25	18,598	18,220
[4]	Southern California Edison Co.	1.200%	2/1/26	6,625	6,207
	Southern California Edison Co.	5.350%	3/1/26	11,150	11,132
	Southern California Edison Co.	4.900%	6/1/26	120	119
	Southern California Edison Co.	4.875%	2/1/27	5,290	5,249
	Southern California Edison Co.	5.850%	11/1/27	4,565	4,654
[4]	Southern California Edison Co.	3.650%	3/1/28	12,577	11,910
	Southern California Edison Co.	5.650%	10/1/28	8,286	8,429
[4]	Southern California Edison Co.	4.200%	3/1/29	9,502	9,083
	Southern California Edison Co.	6.650%	4/1/29	4,060	4,245
	Southern California Edison Co.	5.150%	6/1/29	10,250	10,245
	Southern California Edison Co.	2.850%	8/1/29	5,307	4,763
	Southern California Edison Co.	2.250%	6/1/30	8,906	7,550
[4]	Southern California Edison Co.	2.500%	6/1/31	7,335	6,154
	Southern California Edison Co.	5.450%	6/1/31	5,000	5,037
	Southern California Edison Co.	2.750%	2/1/32	5,498	4,638
	Southern California Edison Co.	5.950%	11/1/32	5,838	6,034
	Southern California Edison Co.	6.000%	1/15/34	7,929	8,204
	Southern California Edison Co.	5.200%	6/1/34	4,558	4,449
[4]	Southern California Edison Co.	5.750%	4/1/35	3,306	3,357
[4]	Southern California Edison Co.	5.350%	7/15/35	9,578	9,450
	Southern California Edison Co.	5.625%	2/1/36	6,705	6,682
[4]	Southern California Edison Co.	5.550%	1/15/37	6,788	6,776
[4]	Southern California Edison Co.	5.950%	2/1/38	10,586	10,721
	Southern California Edison Co.	6.050%	3/15/39	3,736	3,815
	Southern California Edison Co.	5.500%	3/15/40	9,218	8,880
	Southern California Edison Co.	4.500%	9/1/40	6,414	5,519
	Southern California Edison Co.	4.050%	3/15/42	14,690	11,758
[4]	Southern California Edison Co.	3.900%	3/15/43	6,906	5,358
	Southern California Edison Co.	4.650%	10/1/43	4,958	4,261
[4]	Southern California Edison Co.	3.600%	2/1/45	1,565	1,143
	Southern California Edison Co.	4.000%	4/1/47	9,261	7,087
[4]	Southern California Edison Co.	4.125%	3/1/48	18,672	14,499
[4]	Southern California Edison Co.	4.875%	3/1/49	9,155	7,944
	Southern California Edison Co.	3.650%	2/1/50	14,063	9,998
[4]	Southern California Edison Co.	2.950%	2/1/51	7,860	4,863
[4]	Southern California Edison Co.	3.650%	6/1/51	6,425	4,515
	Southern California Edison Co.	3.450%	2/1/52	7,011	4,754
	Southern California Edison Co.	5.700%	3/1/53	5,877	5,702
	Southern California Edison Co.	5.875%	12/1/53	4,375	4,366
	Southern California Edison Co.	5.750%	4/15/54	3,635	3,555
[4]	Southern California Gas Co.	2.600%	6/15/26	15,343	14,571
	Southern California Gas Co.	2.950%	4/15/27	9,310	8,765
[4]	Southern California Gas Co.	2.550%	2/1/30	12,927	11,255
	Southern California Gas Co.	3.750%	9/15/42	5,825	4,530
[4]	Southern California Gas Co.	4.125%	6/1/48	6,355	4,888
[4]	Southern California Gas Co.	4.300%	1/15/49	975	781
[4]	Southern California Gas Co.	3.950%	2/15/50	6,847	5,184
	Southern California Gas Co.	6.350%	11/15/52	7,220	7,782
	Southern California Gas Co.	5.750%	6/1/53	6,080	6,033
	Southern California Gas Co.	5.600%	4/1/54	2,450	2,406
	Southern Co.	5.150%	10/6/25	2,588	2,577
	Southern Co.	3.250%	7/1/26	23,745	22,831
	Southern Co.	5.113%	8/1/27	6,328	6,310
[4]	Southern Co.	1.750%	3/15/28	5,470	4,844
	Southern Co.	4.850%	6/15/28	9,889	9,787
127

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern Co.	5.500%	3/15/29	24,205	24,527
[4]	Southern Co.	3.700%	4/30/30	7,047	6,502
	Southern Co.	5.700%	10/15/32	7,744	7,909
	Southern Co.	5.200%	6/15/33	29,128	28,635
	Southern Co.	5.700%	3/15/34	2,043	2,079
	Southern Co.	4.250%	7/1/36	8,540	7,554
	Southern Co.	4.400%	7/1/46	14,362	12,006
[4]	Southern Co.	4.000%	1/15/51	6,822	6,611
[4]	Southern Co.	3.750%	9/15/51	16,600	15,589
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	7,928	7,613
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	9,142	7,395
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	10,408	10,340
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	9,610	9,837
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,430	5,435
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,996	4,919
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,580	4,932
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	20,515	16,632
[4]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	929	583
	Southern Power Co.	4.150%	12/1/25	6,515	6,405
	Southern Power Co.	0.900%	1/15/26	1,895	1,767
	Southern Power Co.	5.150%	9/15/41	11,761	10,878
	Southern Power Co.	5.250%	7/15/43	4,015	3,717
[4]	Southern Power Co.	4.950%	12/15/46	5,330	4,635
	Southwest Gas Corp.	5.800%	12/1/27	2,450	2,483
	Southwest Gas Corp.	3.700%	4/1/28	6,700	6,363
	Southwest Gas Corp.	2.200%	6/15/30	3,417	2,895
	Southwest Gas Corp.	4.050%	3/15/32	6,483	5,868
	Southwest Gas Corp.	3.800%	9/29/46	1,245	914
	Southwest Gas Corp.	4.150%	6/1/49	4,560	3,450
[4]	Southwestern Electric Power Co.	1.650%	3/15/26	4,906	4,615
[4]	Southwestern Electric Power Co.	2.750%	10/1/26	5,955	5,618
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	18,470	17,612
	Southwestern Electric Power Co.	5.300%	4/1/33	4,705	4,559
	Southwestern Electric Power Co.	6.200%	3/15/40	9,547	9,874
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	9,730	7,225
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	8,072	5,781
	Southwestern Electric Power Co.	3.250%	11/1/51	8,490	5,356
	Southwestern Public Service Co.	4.500%	8/15/41	6,348	5,312
	Southwestern Public Service Co.	3.400%	8/15/46	21,190	14,312
	Southwestern Public Service Co.	3.700%	8/15/47	8,566	6,039
[4]	Southwestern Public Service Co.	4.400%	11/15/48	11,697	9,219
	Southwestern Public Service Co.	3.750%	6/15/49	6,712	4,813
[4]	Southwestern Public Service Co.	3.150%	5/1/50	10,865	6,891
	Southwestern Public Service Co.	6.000%	6/1/54	7,100	7,083
	Spire Missouri Inc.	4.800%	2/15/33	4,250	4,128
	Tampa Electric Co.	4.900%	3/1/29	2,885	2,865
	Tampa Electric Co.	2.400%	3/15/31	5,210	4,385
	Tampa Electric Co.	4.100%	6/15/42	3,880	3,189
	Tampa Electric Co.	4.350%	5/15/44	1,393	1,148
	Tampa Electric Co.	4.300%	6/15/48	5,281	4,281
	Tampa Electric Co.	4.450%	6/15/49	1,370	1,145
	Tampa Electric Co.	3.625%	6/15/50	6,482	4,640
	Tampa Electric Co.	3.450%	3/15/51	5,115	3,514
	Tampa Electric Co.	5.000%	7/15/52	4,735	4,241
	Toledo Edison Co.	6.150%	5/15/37	3,940	4,136
	Tucson Electric Power Co.	1.500%	8/1/30	5,416	4,393
	Tucson Electric Power Co.	3.250%	5/15/32	4,176	3,648
	Tucson Electric Power Co.	5.500%	4/15/53	4,985	4,794
	Union Electric Co.	2.950%	6/15/27	7,705	7,268
	Union Electric Co.	3.500%	3/15/29	6,934	6,531
	Union Electric Co.	2.950%	3/15/30	9,544	8,525
	Union Electric Co.	2.150%	3/15/32	8,023	6,449
	Union Electric Co.	5.200%	4/1/34	5,244	5,203
	Union Electric Co.	5.300%	8/1/37	4,919	4,868
	Union Electric Co.	8.450%	3/15/39	2,265	2,883
	Union Electric Co.	3.900%	9/15/42	6,261	5,043
	Union Electric Co.	3.650%	4/15/45	9,390	7,076
	Union Electric Co.	4.000%	4/1/48	13,120	10,190
	Union Electric Co.	3.250%	10/1/49	2,796	1,894
	Union Electric Co.	2.625%	3/15/51	5,986	3,555
128

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	3.900%	4/1/52	4,776	3,648
	Union Electric Co.	5.450%	3/15/53	8,931	8,613
	Union Electric Co.	5.250%	1/15/54	2,050	1,915
	United Utilities plc	6.875%	8/15/28	4,901	5,143
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	18,983	18,378
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	16,018	15,232
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	33,941	32,585
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	23,088	22,090
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	5,789	5,226
	Virginia Electric & Power Co.	2.300%	11/15/31	3,834	3,156
	Virginia Electric & Power Co.	2.400%	3/30/32	9,270	7,618
	Virginia Electric & Power Co.	5.000%	4/1/33	9,669	9,416
	Virginia Electric & Power Co.	5.300%	8/15/33	7,190	7,147
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	9,047	9,307
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	9,074	9,342
	Virginia Electric & Power Co.	6.350%	11/30/37	6,481	6,869
	Virginia Electric & Power Co.	8.875%	11/15/38	5,021	6,484
	Virginia Electric & Power Co.	4.000%	1/15/43	10,775	8,660
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	8,388	7,285
	Virginia Electric & Power Co.	4.450%	2/15/44	12,372	10,421
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	9,600	7,801
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	6,732	5,237
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	9,696	7,178
	Virginia Electric & Power Co.	4.600%	12/1/48	8,655	7,360
	Virginia Electric & Power Co.	3.300%	12/1/49	2,000	1,349
	Virginia Electric & Power Co.	2.450%	12/15/50	17,521	9,846
	Virginia Electric & Power Co.	2.950%	11/15/51	22,602	14,125
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	10,089	8,497
	Virginia Electric & Power Co.	5.450%	4/1/53	7,240	6,917
	Virginia Electric & Power Co.	5.700%	8/15/53	8,048	8,005
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	2,575	2,566
[4]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	10,225	10,212
[4]	Washington Gas Light Co.	3.796%	9/15/46	5,685	4,296
[4]	Washington Gas Light Co.	3.650%	9/15/49	6,935	5,073
	WEC Energy Group Inc.	5.000%	9/27/25	3,045	3,024
	WEC Energy Group Inc.	4.750%	1/9/26	5,280	5,225
	WEC Energy Group Inc.	5.600%	9/12/26	5,195	5,216
	WEC Energy Group Inc.	5.150%	10/1/27	3,082	3,074
	WEC Energy Group Inc.	1.375%	10/15/27	5,806	5,139
	WEC Energy Group Inc.	4.750%	1/15/28	4,913	4,863
	WEC Energy Group Inc.	2.200%	12/15/28	2,575	2,269
	WEC Energy Group Inc.	1.800%	10/15/30	8,465	6,894
	Wisconsin Electric Power Co.	1.700%	6/15/28	4,195	3,713
	Wisconsin Electric Power Co.	5.000%	5/15/29	3,500	3,503
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,310	7,134
	Wisconsin Electric Power Co.	5.625%	5/15/33	890	927
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,175	1,226
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,665	3,843
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,700	2,532
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,659	4,262
	Wisconsin Power & Light Co.	4.950%	4/1/33	4,000	3,869
	Wisconsin Power & Light Co.	5.375%	3/30/34	7,550	7,499
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	4,533
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,995	3,573
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,885	1,883
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,755	2,946
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,920	5,330
	Wisconsin Public Service Corp.	3.300%	9/1/49	2,465	1,703
	Wisconsin Public Service Corp.	2.850%	12/1/51	6,045	3,733
	Xcel Energy Inc.	3.350%	12/1/26	6,165	5,882
	Xcel Energy Inc.	1.750%	3/15/27	4,827	4,395
	Xcel Energy Inc.	4.000%	6/15/28	7,555	7,200
	Xcel Energy Inc.	2.600%	12/1/29	11,649	10,168
	Xcel Energy Inc.	3.400%	6/1/30	18,508	16,623
	Xcel Energy Inc.	2.350%	11/15/31	3,587	2,897
	Xcel Energy Inc.	4.600%	6/1/32	9,495	8,882
	Xcel Energy Inc.	5.500%	3/15/34	4,440	4,374
	Xcel Energy Inc.	6.500%	7/1/36	9,728	10,128
129

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	3.500%	12/1/49	10,081	6,835
					7,822,037
Total Corporate Bonds (Cost $92,431,633)					83,787,938
Sovereign Bonds (3.6%)
[4]	African Development Bank	0.875%	3/23/26	39,491	36,882
[4]	African Development Bank	0.875%	7/22/26	35,388	32,704
	African Development Bank	4.625%	1/4/27	25,570	25,529
	African Development Bank	4.125%	2/25/27	26,120	25,763
[4]	African Development Bank	4.375%	11/3/27	44,610	44,282
	African Development Bank	4.375%	3/14/28	26,320	26,137
[4]	African Development Bank	5.750%	8/7/72	6,970	6,720
[4]	Asian Development Bank	0.375%	9/3/25	77,304	73,226
	Asian Development Bank	4.250%	1/9/26	63,043	62,406
[4]	Asian Development Bank	0.500%	2/4/26	71,265	66,482
[4]	Asian Development Bank	1.000%	4/14/26	29,090	27,185
[4]	Asian Development Bank	2.000%	4/24/26	17,675	16,802
[4]	Asian Development Bank	4.875%	5/21/26	39,305	39,323
[4]	Asian Development Bank	1.750%	8/14/26	3,465	3,258
[4]	Asian Development Bank	2.625%	1/12/27	23,767	22,620
[4]	Asian Development Bank	4.125%	1/12/27	41,860	41,315
[4]	Asian Development Bank	1.500%	1/20/27	61,788	57,132
	Asian Development Bank	6.220%	8/15/27	15	16
[4]	Asian Development Bank	3.125%	8/20/27	37,808	36,188
[4]	Asian Development Bank	2.500%	11/2/27	42,126	39,441
[4]	Asian Development Bank	2.750%	1/19/28	25,972	24,448
[4]	Asian Development Bank	3.750%	4/25/28	41,964	40,821
[4]	Asian Development Bank	1.250%	6/9/28	10,790	9,526
	Asian Development Bank	5.820%	6/16/28	5,005	5,208
[4]	Asian Development Bank	4.500%	8/25/28	49,455	49,446
[4]	Asian Development Bank	3.125%	9/26/28	11,405	10,816
[4]	Asian Development Bank	4.875%	9/26/28	45	45
[4]	Asian Development Bank	4.375%	3/6/29	36,785	36,665
[4]	Asian Development Bank	1.750%	9/19/29	41,802	36,582
[4]	Asian Development Bank	1.875%	1/24/30	26,741	23,360
[4]	Asian Development Bank	0.750%	10/8/30	27,737	22,173
[4]	Asian Development Bank	1.500%	3/4/31	32,765	27,228
	Asian Development Bank	3.125%	4/27/32	24,905	22,733
[4]	Asian Development Bank	3.875%	9/28/32	18,410	17,618
[4]	Asian Development Bank	4.000%	1/12/33	32,255	31,114
[4]	Asian Development Bank	3.875%	6/14/33	28,215	26,916
[4]	Asian Development Bank	4.125%	1/12/34	32,530	31,617
	Asian Infrastructure Investment Bank	3.375%	6/29/25	17,390	17,082
	Asian Infrastructure Investment Bank	0.500%	1/27/26	40,715	37,996
	Asian Infrastructure Investment Bank	4.875%	9/14/26	26,325	26,379
	Asian Infrastructure Investment Bank	3.750%	9/14/27	25,775	25,108
	Asian Infrastructure Investment Bank	4.000%	1/18/28	31,850	31,249
	Asian Infrastructure Investment Bank	4.125%	1/18/29	26,755	26,372
	Asian Infrastructure Investment Bank	4.250%	3/13/34	11,505	11,232
	Canadian Government Bond	0.750%	5/19/26	57,940	53,773
	Canadian Government Bond	3.750%	4/26/28	39,840	38,763
	Canadian Government Bond	4.625%	4/30/29	25,975	26,174
	Corp. Andina de Fomento	1.625%	9/23/25	9,346	8,912
	Corp. Andina de Fomento	5.250%	11/21/25	31,025	30,938
	Corp. Andina de Fomento	4.750%	4/1/26	13,620	13,473
	Corp. Andina de Fomento	2.250%	2/8/27	8,375	7,789
	Corp. Andina de Fomento	6.000%	4/26/27	14,995	15,321
	Corp. Andina de Fomento	5.000%	1/24/29	8,085	8,078
	Council of Europe Development Bank	3.750%	5/25/26	15,810	15,495
	Council of Europe Development Bank	0.875%	9/22/26	18,942	17,404
	Council of Europe Development Bank	4.625%	6/11/27	7,959	7,963
	Council of Europe Development Bank	3.625%	1/26/28	19,400	18,796
	Council of Europe Development Bank	4.125%	1/24/29	10,570	10,421
	Equinor ASA	2.875%	4/6/25	1	—
	Equinor ASA	1.750%	1/22/26	24,799	23,557
	Equinor ASA	3.000%	4/6/27	8,610	8,184
	Equinor ASA	7.250%	9/23/27	7,475	7,964
	Equinor ASA	3.625%	9/10/28	17,956	17,151
[7]	Equinor ASA	6.500%	12/1/28	975	1,039
130

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	3.125%	4/6/30	27,855	25,406
	Equinor ASA	2.375%	5/22/30	11,617	10,137
	Equinor ASA	3.625%	4/6/40	9,321	7,552
	Equinor ASA	5.100%	8/17/40	9,371	9,058
	Equinor ASA	4.250%	11/23/41	11,799	10,286
	Equinor ASA	3.950%	5/15/43	14,642	12,053
	Equinor ASA	4.800%	11/8/43	11,020	10,217
	Equinor ASA	3.250%	11/18/49	26,057	18,217
	Equinor ASA	3.700%	4/6/50	32,229	24,482
[4]	European Bank for Reconstruction & Development	0.500%	11/25/25	34,010	31,962
[4]	European Bank for Reconstruction & Development	0.500%	1/28/26	41,719	38,936
[4]	European Bank for Reconstruction & Development	4.375%	3/9/28	16,810	16,714
	European Bank for Reconstruction & Development	4.125%	1/25/29	19,035	18,763
[4]	European Bank for Reconstruction & Development	4.250%	3/13/34	13,335	13,055
	European Investment Bank	0.625%	7/25/25	84,554	80,678
	European Investment Bank	2.750%	8/15/25	40,869	39,845
	European Investment Bank	0.375%	12/15/25	59,526	55,732
	European Investment Bank	0.375%	3/26/26	60,299	55,845
	European Investment Bank	2.125%	4/13/26	57,940	55,286
	European Investment Bank	0.750%	10/26/26	6,517	5,959
[4]	European Investment Bank	1.375%	3/15/27	43,300	39,745
	European Investment Bank	4.375%	3/19/27	52,900	52,535
	European Investment Bank	2.375%	5/24/27	19,680	18,516
	European Investment Bank	0.625%	10/21/27	4,314	3,797
	European Investment Bank	3.250%	11/15/27	28,572	27,416
	European Investment Bank	3.875%	3/15/28	64,813	63,383
	European Investment Bank	4.500%	10/16/28	44,950	44,986
	European Investment Bank	4.000%	2/15/29	38,580	37,837
	European Investment Bank	1.750%	3/15/29	1,090	966
	European Investment Bank	4.750%	6/15/29	141,771	143,608
	European Investment Bank	1.625%	10/9/29	16,546	14,385
	European Investment Bank	0.875%	5/17/30	11,918	9,737
	European Investment Bank	3.625%	7/15/30	59,025	56,480
	European Investment Bank	0.750%	9/23/30	24,280	19,495
	European Investment Bank	1.250%	2/14/31	10,951	8,984
	European Investment Bank	1.625%	5/13/31	75	63
	European Investment Bank	3.750%	2/14/33	34,081	32,378
	European Investment Bank	4.125%	2/13/34	57,005	55,326
	European Investment Bank	4.875%	2/15/36	32,129	32,961
[8]	Export Development Canada	3.375%	8/26/25	35,620	34,943
[8]	Export Development Canada	4.375%	6/29/26	39,275	38,936
[8]	Export Development Canada	3.000%	5/25/27	25,930	24,791
[8]	Export Development Canada	3.875%	2/14/28	28,715	28,063
[8]	Export Development Canada	4.125%	2/13/29	43,625	42,983
[8]	Export Development Canada	4.750%	6/5/34	11,120	11,348
	Export-Import Bank of Korea	5.375%	9/18/25	5,230	5,239
	Export-Import Bank of Korea	3.250%	11/10/25	12,100	11,795
	Export-Import Bank of Korea	4.875%	1/11/26	7,395	7,371
	Export-Import Bank of Korea	0.625%	2/9/26	5,070	4,728
	Export-Import Bank of Korea	2.625%	5/26/26	31,567	30,207
	Export-Import Bank of Korea	3.250%	8/12/26	4,004	3,864
	Export-Import Bank of Korea	4.625%	1/11/27	6,855	6,800
	Export-Import Bank of Korea	1.625%	1/18/27	9,210	8,487
	Export-Import Bank of Korea	2.375%	4/21/27	3,300	3,080
	Export-Import Bank of Korea	4.250%	9/15/27	13,000	12,739
	Export-Import Bank of Korea	5.000%	1/11/28	19,349	19,448
	Export-Import Bank of Korea	4.500%	1/11/29	7,050	6,976
	Export-Import Bank of Korea	1.250%	9/21/30	24,500	19,724
	Export-Import Bank of Korea	1.375%	2/9/31	6,090	4,874
	Export-Import Bank of Korea	2.125%	1/18/32	13,084	10,760
	Export-Import Bank of Korea	4.500%	9/15/32	6,460	6,244
	Export-Import Bank of Korea	5.125%	1/11/33	12,985	13,079
	Export-Import Bank of Korea	5.125%	9/18/33	9,300	9,370
	Export-Import Bank of Korea	4.625%	1/11/34	4,825	4,678
	Export-Import Bank of Korea	2.500%	6/29/41	13,670	9,603
[4]	Hong Kong Government International Bond	1.750%	11/24/31	12,515	10,387
[4]	Hydro-Quebec	8.500%	12/1/29	5,151	5,983
	Inter-American Development Bank	0.625%	7/15/25	66,084	63,103
[4]	Inter-American Development Bank	0.875%	4/20/26	91,854	85,599
[4]	Inter-American Development Bank	4.500%	5/15/26	41,750	41,492
131

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Inter-American Development Bank	2.000%	6/2/26	39,465	37,422
	Inter-American Development Bank	2.000%	7/23/26	26,236	24,828
	Inter-American Development Bank	1.500%	1/13/27	5,685	5,260
	Inter-American Development Bank	4.375%	2/1/27	30,555	30,347
	Inter-American Development Bank	2.375%	7/7/27	57,616	54,026
	Inter-American Development Bank	0.625%	9/16/27	41,744	36,858
	Inter-American Development Bank	4.000%	1/12/28	72,700	71,366
	Inter-American Development Bank	1.125%	7/20/28	24,165	21,181
	Inter-American Development Bank	3.125%	9/18/28	44,305	42,001
	Inter-American Development Bank	4.125%	2/15/29	31,515	31,079
	Inter-American Development Bank	2.250%	6/18/29	25,415	22,951
[4]	Inter-American Development Bank	1.125%	1/13/31	39,190	31,831
[4]	Inter-American Development Bank	3.500%	4/12/33	31,523	29,213
[4]	Inter-American Development Bank	4.500%	9/13/33	37,765	37,715
[4]	Inter-American Development Bank	3.875%	10/28/41	7,505	6,592
	Inter-American Development Bank	3.200%	8/7/42	12,022	9,603
	Inter-American Development Bank	4.375%	1/24/44	12,447	11,628
	Inter-American Investment Corp.	4.125%	2/15/28	15,600	15,284
	Inter-American Investment Corp.	4.750%	9/19/28	7,785	7,816
	Inter-American Investment Corp.	4.250%	2/14/29	12,920	12,736
[4]	International Bank for Reconstruction & Development	2.125%	3/3/25	12,153	11,901
	International Bank for Reconstruction & Development	0.375%	7/28/25	94,771	90,138
[4]	International Bank for Reconstruction & Development	2.500%	7/29/25	41,057	39,951
	International Bank for Reconstruction & Development	0.500%	10/28/25	103,722	97,774
[4]	International Bank for Reconstruction & Development	3.125%	11/20/25	17,102	16,677
	International Bank for Reconstruction & Development	8.875%	3/1/26	335	353
	International Bank for Reconstruction & Development	4.750%	4/10/26	19,810	19,776
	International Bank for Reconstruction & Development	0.875%	7/15/26	37,804	34,999
[4]	International Bank for Reconstruction & Development	1.875%	10/27/26	10,294	9,660
[4]	International Bank for Reconstruction & Development	2.500%	11/22/27	37,428	35,035
	International Bank for Reconstruction & Development	0.750%	11/24/27	65,226	57,492
[4]	International Bank for Reconstruction & Development	1.375%	4/20/28	38,782	34,559
	International Bank for Reconstruction & Development	3.500%	7/12/28	69,191	66,690
	International Bank for Reconstruction & Development	4.625%	8/1/28	57,715	57,996
	International Bank for Reconstruction & Development	1.125%	9/13/28	35,405	30,895
	International Bank for Reconstruction & Development	3.625%	9/21/29	40,250	38,700
[4]	International Bank for Reconstruction & Development	1.750%	10/23/29	18,779	16,403
	International Bank for Reconstruction & Development	3.875%	2/14/30	92,528	89,869
	International Bank for Reconstruction & Development	0.875%	5/14/30	29,507	24,103
	International Bank for Reconstruction & Development	4.000%	7/25/30	52,830	51,556
	International Bank for Reconstruction & Development	0.750%	8/26/30	56,540	45,377
	International Bank for Reconstruction & Development	4.000%	1/10/31	33,975	33,085
	International Bank for Reconstruction & Development	1.250%	2/10/31	61,242	50,077
	International Bank for Reconstruction & Development	4.500%	4/10/31	37,115	37,198
	International Bank for Reconstruction & Development	1.625%	11/3/31	111,410	91,809
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,156	25,477
	International Bank for Reconstruction & Development	4.750%	11/14/33	24,895	25,387
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	10,497	10,581
[4]	International Finance Corp.	0.375%	7/16/25	13,127	12,502
[4]	International Finance Corp.	3.625%	9/15/25	470	462
[4]	International Finance Corp.	2.125%	4/7/26	24,812	23,668
[4]	International Finance Corp.	4.375%	1/15/27	16,790	16,677
[4]	International Finance Corp.	4.500%	7/13/28	17,164	17,175
[2,4]	International Finance Corp.	4.250%	7/2/29	32,570	32,314
	International Finance Corp.	0.750%	8/27/30	13,270	10,653
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	34,593	32,972
[4,9]	Japan Bank for International Cooperation	2.750%	1/21/26	12,346	11,909
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	33,088	32,654
[4,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,586	2,467
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	17,630	17,382
[4,9]	Japan Bank for International Cooperation	2.250%	11/4/26	30,252	28,487
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	35,012	33,175
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	10,277	9,713
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	32,170	30,132
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	9,230	9,202
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	15,269	14,458
[9]	Japan Bank for International Cooperation	4.875%	10/18/28	1,915	1,929
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	22,490	21,430
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	24,913	22,288
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	12,908	11,299
132

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	17,493	14,168
[9]	Japan Bank for International Cooperation	4.375%	1/24/31	4,460	4,397
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	20,933	17,578
[9]	Japan Bank for International Cooperation	4.625%	4/17/34	6,535	6,531
[9]	Japan International Cooperation Agency	2.750%	4/27/27	11,960	11,299
[9]	Japan International Cooperation Agency	3.250%	5/25/27	29,575	28,280
[9]	Japan International Cooperation Agency	4.000%	5/23/28	9,435	9,156
[9]	Japan International Cooperation Agency	3.375%	6/12/28	5,365	5,089
[9]	Japan International Cooperation Agency	4.750%	5/21/29	6,197	6,228
[9]	Japan International Cooperation Agency	1.000%	7/22/30	5,760	4,641
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,600	2,977
[10]	KFW	0.375%	7/18/25	105,348	100,290
[10]	KFW	5.125%	9/29/25	38,427	38,450
[10]	KFW	0.625%	1/22/26	93,677	87,686
[10]	KFW	5.000%	3/16/26	79,940	80,073
[10]	KFW	3.625%	4/1/26	45,324	44,378
[10]	KFW	4.625%	8/7/26	55,680	55,507
[10]	KFW	1.000%	10/1/26	61,559	56,744
[10]	KFW	4.375%	3/1/27	46,105	45,783
[10]	KFW	3.000%	5/20/27	36,070	34,501
[10]	KFW	3.750%	2/15/28	58,604	57,061
[10]	KFW	2.875%	4/3/28	28,319	26,715
[10]	KFW	3.875%	6/15/28	56,975	55,694
[10]	KFW	4.000%	3/15/29	19,067	18,702
[10]	KFW	1.750%	9/14/29	19,430	17,026
[10]	KFW	0.750%	9/30/30	33,955	27,225
[10]	KFW	4.750%	10/29/30	20,050	20,381
[10]	KFW	4.125%	7/15/33	54,840	53,320
[10]	KFW	4.375%	2/28/34	20,145	19,978
[10]	KFW	0.000%	4/18/36	22,609	13,150
[10]	KFW	0.000%	6/29/37	39,245	21,557
	Korea Development Bank	3.375%	9/16/25	9,540	9,334
	Korea Development Bank	0.800%	4/27/26	4,295	3,980
	Korea Development Bank	2.000%	9/12/26	5,485	5,144
	Korea Development Bank	5.375%	10/23/26	9,030	9,098
	Korea Development Bank	4.625%	2/15/27	15,035	14,930
	Korea Development Bank	2.250%	2/24/27	245	229
	Korea Development Bank	1.375%	4/25/27	8,405	7,627
	Korea Development Bank	4.375%	2/15/28	27,940	27,544
	Korea Development Bank	5.375%	10/23/28	6,865	7,024
	Korea Development Bank	4.500%	2/15/29	16,130	15,963
	Korea Development Bank	1.625%	1/19/31	14,000	11,390
	Korea Development Bank	2.000%	10/25/31	10,441	8,537
	Korea Development Bank	4.375%	2/15/33	17,650	16,842
	Korea Development Bank	5.625%	10/23/33	6,580	6,864
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	22,730	21,210
[4,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	19,820	18,646
[10]	Landwirtschaftliche Rentenbank	3.875%	9/28/27	1,335	1,305
[4,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	16,158	15,096
[4,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	19,525	19,049
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	18,001	18,135
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	29,660	23,923
[4,10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	13,000	13,459
	Nordic Investment Bank	0.375%	9/11/25	26,920	25,472
	Nordic Investment Bank	5.000%	10/15/25	13,110	13,104
[4]	Nordic Investment Bank	0.500%	1/21/26	19,270	18,004
	Nordic Investment Bank	4.375%	3/14/28	35,220	34,987
	Nordic Investment Bank	4.250%	2/28/29	17,990	17,823
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	35,709	33,742
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	13,005	12,840
[4,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	18,902	17,620
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	12,870	12,937
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	23,893	23,961
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	18,295	17,744
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	24,465	24,159
[4,11]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	12,900	12,701
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	18,339	18,169
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	30,945	30,095
[4]	Oriental Republic of Uruguay	5.750%	10/28/34	22,619	23,583
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	13,689	16,212
133

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	9,401	8,150
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	50,810	47,823
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	33,230	30,294
[12]	Petroleos Mexicanos	2.378%	4/15/25	283	270
	Province of Alberta	3.300%	3/15/28	22,518	21,466
	Province of Alberta	4.500%	6/26/29	16,590	16,521
	Province of Alberta	1.300%	7/22/30	45,783	37,779
	Province of Alberta	4.500%	1/24/34	16,040	15,711
	Province of British Columbia	2.250%	6/2/26	9,865	9,385
	Province of British Columbia	0.900%	7/20/26	22,359	20,637
	Province of British Columbia	4.800%	11/15/28	19,765	19,903
	Province of British Columbia	4.900%	4/24/29	38,000	38,452
	Province of British Columbia	1.300%	1/29/31	20,651	16,818
	Province of British Columbia	4.200%	7/6/33	19,485	18,680
	Province of British Columbia	4.750%	6/12/34	40,966	40,778
	Province of British Columbia	7.250%	9/1/36	1,130	1,367
	Province of Manitoba	2.125%	6/22/26	5,308	5,028
[4]	Province of Manitoba	1.500%	10/25/28	11,280	9,906
	Province of Manitoba	4.300%	7/27/33	15,110	14,593
	Province of Manitoba	4.900%	5/31/34	10,009	10,074
	Province of New Brunswick	3.625%	2/24/28	5,890	5,648
	Province of Ontario	0.625%	1/21/26	250	234
	Province of Ontario	2.500%	4/27/26	21,071	20,176
	Province of Ontario	2.300%	6/15/26	42,685	40,613
	Province of Ontario	3.100%	5/19/27	42,722	40,858
	Province of Ontario	1.050%	5/21/27	360	325
	Province of Ontario	4.200%	1/18/29	28,550	28,057
	Province of Ontario	2.000%	10/2/29	31,020	27,272
	Province of Ontario	1.125%	10/7/30	25,130	20,349
	Province of Ontario	1.600%	2/25/31	46,495	38,456
	Province of Ontario	1.800%	10/14/31	39,640	32,699
[4]	Province of Ontario	2.125%	1/21/32	124	104
	Province of Ontario	5.050%	4/24/34	22,499	22,987
	Province of Quebec	0.600%	7/23/25	42,019	40,039
	Province of Quebec	2.500%	4/20/26	26,101	25,006
	Province of Quebec	2.750%	4/12/27	45,995	43,654
	Province of Quebec	3.625%	4/13/28	19,855	19,132
	Province of Quebec	4.500%	4/3/29	35,620	35,441
[4]	Province of Quebec	7.500%	9/15/29	19,258	21,758
	Province of Quebec	1.350%	5/28/30	15,907	13,230
	Province of Quebec	1.900%	4/21/31	90,155	75,772
	Province of Quebec	4.500%	9/8/33	19,480	19,100
	Province of Saskatchewan	3.250%	6/8/27	9,802	9,394
	Republic of Chile	3.125%	1/21/26	13,103	12,646
[4]	Republic of Chile	2.750%	1/31/27	15,887	14,918
[4]	Republic of Chile	3.240%	2/6/28	30,961	29,052
[4]	Republic of Chile	4.850%	1/22/29	11,310	11,169
[4]	Republic of Chile	2.450%	1/31/31	21,803	18,589
[4]	Republic of Chile	2.550%	1/27/32	10,726	9,005
[4]	Republic of Chile	2.550%	7/27/33	38,609	31,279
[4]	Republic of Chile	3.500%	1/31/34	23,805	20,652
[4]	Republic of Chile	4.950%	1/5/36	21,687	20,785
[4]	Republic of Chile	3.100%	5/7/41	44,535	32,574
[4]	Republic of Chile	4.340%	3/7/42	24,125	20,794
[4]	Republic of Chile	3.500%	1/25/50	28,551	20,530
[4]	Republic of Chile	4.000%	1/31/52	21,020	16,212
[4]	Republic of Chile	5.330%	1/5/54	15,712	14,797
[4]	Republic of Chile	3.100%	1/22/61	25,746	15,888
[4]	Republic of Chile	3.250%	9/21/71	13,678	8,438
	Republic of Finland	6.950%	2/15/26	2,595	2,668
	Republic of Hungary	7.625%	3/29/41	21,347	24,281
[4]	Republic of Indonesia	4.150%	9/20/27	4,067	3,945
	Republic of Indonesia	3.500%	1/11/28	16,437	15,514
[4]	Republic of Indonesia	4.550%	1/11/28	11,713	11,466
	Republic of Indonesia	4.100%	4/24/28	20,067	19,318
	Republic of Indonesia	4.750%	2/11/29	22,767	22,430
[4]	Republic of Indonesia	4.400%	3/10/29	12,030	11,646
	Republic of Indonesia	3.400%	9/18/29	10,077	9,284
	Republic of Indonesia	2.850%	2/14/30	15,170	13,432
	Republic of Indonesia	3.850%	10/15/30	21,522	20,004
134

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	1.850%	3/12/31	18,331	14,939
[4]	Republic of Indonesia	2.150%	7/28/31	7,004	5,750
[4]	Republic of Indonesia	3.550%	3/31/32	13,085	11,735
[4]	Republic of Indonesia	4.650%	9/20/32	8,220	7,910
[4]	Republic of Indonesia	4.850%	1/11/33	12,529	12,232
[4]	Republic of Indonesia	4.700%	2/10/34	3,085	2,977
	Republic of Indonesia	4.350%	1/11/48	30,406	25,909
	Republic of Indonesia	5.350%	2/11/49	14,940	14,757
	Republic of Indonesia	3.700%	10/30/49	12,550	9,537
	Republic of Indonesia	3.500%	2/14/50	8,515	6,231
	Republic of Indonesia	4.200%	10/15/50	23,794	19,607
	Republic of Indonesia	3.050%	3/12/51	16,666	11,264
[4]	Republic of Indonesia	4.300%	3/31/52	9,660	8,059
[4]	Republic of Indonesia	5.450%	9/20/52	6,550	6,469
[4]	Republic of Indonesia	5.650%	1/11/53	9,650	9,762
[4]	Republic of Indonesia	5.100%	2/10/54	12,525	11,793
[4]	Republic of Indonesia	3.200%	9/23/61	8,370	5,372
	Republic of Indonesia	4.450%	4/15/70	14,174	11,606
	Republic of Indonesia	3.350%	3/12/71	11,015	7,071
	Republic of Italy	1.250%	2/17/26	26,093	24,414
	Republic of Italy	2.875%	10/17/29	23,328	20,753
	Republic of Italy	5.375%	6/15/33	31,825	31,400
	Republic of Italy	4.000%	10/17/49	32,190	23,537
	Republic of Italy	3.875%	5/6/51	36,957	25,819
	Republic of Korea	5.625%	11/3/25	4,650	4,677
	Republic of Korea	2.750%	1/19/27	53,227	50,594
	Republic of Korea	3.500%	9/20/28	1,305	1,249
	Republic of Korea	2.500%	6/19/29	12,860	11,676
[2]	Republic of Korea	4.500%	7/3/29	12,000	11,967
	Republic of Korea	1.000%	9/16/30	10,435	8,427
	Republic of Korea	1.750%	10/15/31	7,085	5,838
	Republic of Korea	4.125%	6/10/44	9,532	8,452
	Republic of Korea	3.875%	9/20/48	7,903	6,640
	Republic of Panama	7.125%	1/29/26	14,064	14,318
	Republic of Panama	8.875%	9/30/27	12,304	13,291
[4]	Republic of Panama	3.875%	3/17/28	15,500	14,321
	Republic of Panama	9.375%	4/1/29	12,334	13,789
[4]	Republic of Panama	3.160%	1/23/30	19,502	16,438
[4]	Republic of Panama	7.500%	3/1/31	14,360	14,990
[4]	Republic of Panama	2.252%	9/29/32	45,463	32,664
[4]	Republic of Panama	3.298%	1/19/33	3,666	2,846
[4]	Republic of Panama	6.400%	2/14/35	29,245	27,693
[4]	Republic of Panama	6.700%	1/26/36	24,170	23,521
[4]	Republic of Panama	6.875%	1/31/36	10,965	10,718
[4]	Republic of Panama	8.000%	3/1/38	7,720	8,132
[4]	Republic of Panama	4.500%	5/15/47	10,764	7,426
[4]	Republic of Panama	4.500%	4/16/50	36,063	24,184
[4]	Republic of Panama	4.300%	4/29/53	19,331	12,366
[4]	Republic of Panama	6.853%	3/28/54	17,975	16,501
[4]	Republic of Panama	4.500%	4/1/56	45,203	29,228
[4]	Republic of Panama	7.875%	3/1/57	785	814
[4]	Republic of Panama	3.870%	7/23/60	41,634	23,698
[4]	Republic of Panama	4.500%	1/19/63	19,390	12,382
	Republic of Peru	7.350%	7/21/25	9,209	9,385
[4]	Republic of Peru	2.392%	1/23/26	12,537	11,945
	Republic of Peru	4.125%	8/25/27	9,459	9,153
	Republic of Peru	2.844%	6/20/30	3,268	2,864
[4]	Republic of Peru	2.783%	1/23/31	56,285	48,278
[4]	Republic of Peru	1.862%	12/1/32	13,912	10,537
	Republic of Peru	8.750%	11/21/33	26,527	32,239
[4]	Republic of Peru	3.000%	1/15/34	34,675	28,183
[4]	Republic of Peru	6.550%	3/14/37	15,571	16,672
[4]	Republic of Peru	3.300%	3/11/41	19,062	14,121
	Republic of Peru	5.625%	11/18/50	32,704	31,824
[4]	Republic of Peru	3.550%	3/10/51	13,431	9,486
[4]	Republic of Peru	2.780%	12/1/60	25,648	14,336
[4]	Republic of Peru	3.600%	1/15/72	13,135	8,416
[4]	Republic of Peru	3.230%	7/28/21	15,343	8,599
	Republic of Poland	3.250%	4/6/26	22,508	21,834
[4]	Republic of Poland	5.500%	11/16/27	19,514	19,892
135

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Poland	4.625%	3/18/29	21,530	21,250
[4]	Republic of Poland	5.750%	11/16/32	19,495	20,176
[4]	Republic of Poland	4.875%	10/4/33	32,325	31,451
[4]	Republic of Poland	5.125%	9/18/34	38,800	38,128
[4]	Republic of Poland	5.500%	4/4/53	32,155	31,455
[4]	Republic of Poland	5.500%	3/18/54	45,100	43,658
	Republic of the Philippines	5.500%	3/30/26	18,045	18,100
	Republic of the Philippines	3.229%	3/29/27	6,580	6,253
	Republic of the Philippines	5.170%	10/13/27	6,670	6,668
	Republic of the Philippines	3.000%	2/1/28	21,302	19,811
	Republic of the Philippines	4.625%	7/17/28	5,310	5,217
	Republic of the Philippines	3.750%	1/14/29	23,686	22,295
	Republic of the Philippines	9.500%	2/2/30	25,080	30,170
	Republic of the Philippines	2.457%	5/5/30	13,147	11,342
	Republic of the Philippines	7.750%	1/14/31	29,110	33,174
	Republic of the Philippines	1.648%	6/10/31	11,070	8,792
	Republic of the Philippines	1.950%	1/6/32	8,165	6,529
	Republic of the Philippines	6.375%	1/15/32	13,195	14,107
	Republic of the Philippines	3.556%	9/29/32	9,800	8,725
	Republic of the Philippines	5.609%	4/13/33	11,500	11,780
	Republic of the Philippines	5.000%	7/17/33	16,135	15,860
	Republic of the Philippines	5.250%	5/14/34	14,000	14,004
	Republic of the Philippines	6.375%	10/23/34	33,488	36,597
	Republic of the Philippines	5.000%	1/13/37	8,707	8,536
	Republic of the Philippines	3.950%	1/20/40	26,106	22,133
	Republic of the Philippines	3.700%	3/1/41	25,914	21,027
	Republic of the Philippines	3.700%	2/2/42	25,807	20,806
	Republic of the Philippines	2.950%	5/5/45	18,937	13,079
	Republic of the Philippines	2.650%	12/10/45	18,574	12,140
	Republic of the Philippines	3.200%	7/6/46	28,609	20,426
	Republic of the Philippines	4.200%	3/29/47	5,830	4,846
	Republic of the Philippines	5.950%	10/13/47	9,185	9,764
	Republic of the Philippines	5.500%	1/17/48	15,755	15,802
	Republic of the Philippines	5.600%	5/14/49	18,400	18,449
	State of Israel	2.875%	3/16/26	12,935	12,244
	State of Israel	3.250%	1/17/28	9,525	8,729
	State of Israel	5.375%	3/12/29	25,745	25,238
	State of Israel	2.500%	1/15/30	4,182	3,514
	State of Israel	2.750%	7/3/30	17,100	14,408
	State of Israel	4.500%	1/17/33	39,250	35,233
	State of Israel	5.500%	3/12/34	35,780	34,007
	State of Israel	4.500%	1/30/43	21,757	17,694
	State of Israel	4.125%	1/17/48	12,640	9,279
	State of Israel	3.375%	1/15/50	34,904	22,112
	State of Israel	3.875%	7/3/50	17,143	11,937
	State of Israel	5.750%	3/12/54	37,020	33,169
	State of Israel	4.500%	4/3/20	12,870	8,959
[4]	Svensk Exportkredit AB	4.000%	7/15/25	15,770	15,568
	Svensk Exportkredit AB	0.500%	8/26/25	42,828	40,597
[4]	Svensk Exportkredit AB	4.625%	11/28/25	22,692	22,533
[4]	Svensk Exportkredit AB	4.375%	2/13/26	22,745	22,506
[4]	Svensk Exportkredit AB	4.875%	9/14/26	4,510	4,512
[4]	Svensk Exportkredit AB	2.250%	3/22/27	12,987	12,155
	Svensk Exportkredit AB	4.125%	6/14/28	15,500	15,209
[4]	Svensk Exportkredit AB	4.250%	2/1/29	6,240	6,162
[4]	Svensk Exportkredit AB	4.875%	10/4/30	16,150	16,360
[4]	Svensk Exportkredit AB	0.000%	5/11/37	200	104
	United Mexican States	4.125%	1/21/26	34,814	34,082
	United Mexican States	4.150%	3/28/27	38,951	37,738
	United Mexican States	3.750%	1/11/28	35,434	33,468
[4]	United Mexican States	5.400%	2/9/28	17,785	17,700
	United Mexican States	4.500%	4/22/29	40,023	38,277
[4]	United Mexican States	3.250%	4/16/30	29,285	25,723
[4]	United Mexican States	2.659%	5/24/31	42,246	34,715
[4]	United Mexican States	8.300%	8/15/31	3,300	3,891
[4]	United Mexican States	4.750%	4/27/32	17,477	16,135
[4]	United Mexican States	7.500%	4/8/33	16,320	18,180
[4]	United Mexican States	4.875%	5/19/33	21,074	19,416
[4]	United Mexican States	3.500%	2/12/34	29,646	24,081
[4]	United Mexican States	6.750%	9/27/34	8,333	8,675
136

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Mexican States	6.350%	2/9/35	42,298	42,555
[4]	United Mexican States	6.000%	5/7/36	50,419	49,122
	United Mexican States	6.050%	1/11/40	39,893	38,584
[4]	United Mexican States	4.280%	8/14/41	31,120	24,100
[4]	United Mexican States	4.750%	3/8/44	53,899	43,098
	United Mexican States	5.550%	1/21/45	5,273	4,738
	United Mexican States	4.600%	1/23/46	38,074	29,295
	United Mexican States	4.350%	1/15/47	28,625	21,295
	United Mexican States	4.600%	2/10/48	31,925	24,329
[4]	United Mexican States	4.500%	1/31/50	29,640	22,240
[4]	United Mexican States	5.000%	4/27/51	22,695	18,147
[4]	United Mexican States	4.400%	2/12/52	34,210	24,876
[4]	United Mexican States	6.338%	5/4/53	42,902	40,361
[4]	United Mexican States	6.400%	5/7/54	17,330	16,487
[4]	United Mexican States	3.771%	5/24/61	59,461	36,335
[4]	United Mexican States	5.750%	10/12/10	29,971	24,690
Total Sovereign Bonds (Cost $12,264,025)					11,342,939
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,245	1,225
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	4,750	3,709
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,348
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	5,250
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	2,778
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,038
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,530	1,825
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	12,275
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	4,582
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	19,455
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	7,417
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	12,189
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	4,579
	California Earthquake Authority Revenue	5.603%	7/1/27	4,340	4,334
	California GO	2.650%	4/1/26	5,000	4,796
	California GO	1.700%	2/1/28	5,150	4,632
	California GO	3.500%	4/1/28	7,635	7,305
	California GO	3.050%	4/1/29	600	557
	California GO	5.125%	9/1/29	4,925	5,006
	California GO	2.500%	10/1/29	9,035	8,101
	California GO	1.750%	11/1/30	5,000	4,177
	California GO	5.750%	10/1/31	8,200	8,638
	California GO	6.000%	3/1/33	5,000	5,367
	California GO	4.500%	4/1/33	11,590	11,235
	California GO	7.500%	4/1/34	32,655	37,690
	California GO	4.600%	4/1/38	17,500	16,491
	California GO	7.550%	4/1/39	41,470	49,296
	California GO	7.300%	10/1/39	13,946	15,955
	California GO	7.350%	11/1/39	16,775	19,276
	California GO	7.625%	3/1/40	16,025	19,001
	California GO	7.600%	11/1/40	16,105	19,295
	California GO	5.875%	10/1/41	2,550	2,646
	California GO	5.200%	3/1/43	5,600	5,471
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	1,000	894
	California State Taxable Various Purpose GO	5.125%	3/1/38	5,600	5,564
	California State University Systemwide Revenue	3.899%	11/1/47	3,220	2,655
	California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,310
	California State University Systemwide Revenue	2.975%	11/1/51	10,905	7,408
	California State University Systemwide Revenue	2.719%	11/1/52	4,300	2,855
	California State University Systemwide Revenue	2.939%	11/1/52	6,000	4,098
	California State University Systemwide Revenue	5.183%	11/1/53	2,900	2,848
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,424
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,150	3,621
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	7,700
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	1,877
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	3,935
137

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	8,243
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,734	7,440
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,455	1,608
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	4,213
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	8,002
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	4,883
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,750	3,607
	Connecticut GO	5.090%	10/1/30	8,770	8,680
	Connecticut GO	5.850%	3/15/32	7,595	8,025
	Cook County IL GO	6.229%	11/15/34	4,650	4,892
	Dallas County TX Hospital District GO	5.621%	8/15/44	2,100	2,123
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,140
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	3,772
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	5,046
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,761
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	12,819
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	3,352
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	2,570
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	10,050	8,920
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	5,675	5,740
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	4,173
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	4,921
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	20	20
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	19,675
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	12,522
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	14,391
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	13,500	13,582
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	7,150	5,957
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	2,200	1,768
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	14,896	16,211
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,299	6,869
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,485	3,888
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	1,903
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,650	3,047
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	2,444
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	4,600
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	3,595
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	3,656
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	5,235	4,779
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	3,850	3,611
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	6,439
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	19,957
	Houston TX GO	6.290%	3/1/32	10,490	11,165
	Houston TX GO	3.961%	3/1/47	1,330	1,133
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	1,687
	Illinois GO	5.100%	6/1/33	96,644	94,828
	Illinois GO	6.630%	2/1/35	7,116	7,410
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	5,211
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	3,795
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,350	5,223
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,145	1,125
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	7,786
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	3,376
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	1,839
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	862
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	3,275
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	4,410
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	3,483
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	3,225	2,779
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	2,997
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	5,686
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	8,258
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	2,599
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	3,225	2,450
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	6,537	6,377
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	4,897	4,862
138

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	9,400	9,002
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,900	4,837
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	2,225	2,073
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	11,100	10,472
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	14,980	15,043
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	2,900	2,920
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	2,931
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	2,724
	Massachusetts GO	4.500%	8/1/31	400	386
	Massachusetts GO	5.456%	12/1/39	5,350	5,414
	Massachusetts GO	2.900%	9/1/49	5,415	3,763
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,580
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,176
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	6,186
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	4,146
	Massachusetts SO Revenue	4.110%	7/15/31	7,386	7,253
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	4,335
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,464
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	765	690
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	7,635
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	5,469
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	3,906
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	5,056
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	6,300	4,776
	Michigan State University Revenue	4.496%	8/15/48	2,600	2,381
	Michigan State University Revenue	4.165%	8/15/22	1,810	1,401
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	4,000	3,044
	Mississippi GO	5.245%	11/1/34	1,375	1,366
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	3,518
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	4,424
	National Finance Authority NH Revenue	3.300%	4/1/32	4,400	3,522
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	16,565
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	12,108
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	8,831
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	4,060	3,427
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	21,881
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	27,691
	New York City NY GO	5.517%	10/1/37	9,550	9,541
	New York City NY GO	6.271%	12/1/37	5,400	5,764
	New York City NY GO	5.263%	10/1/52	1,900	1,934
	New York City NY GO	5.828%	10/1/53	2,700	2,946
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,457
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	398
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	2,997
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,092
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	4,535
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	19,542
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,245	4,308
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	8,515
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	1,950	2,007
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,098
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	789
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	23,816
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,200
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	872
	New York State Thruway Authority General Revenue	2.900%	1/1/35	3,715	3,126
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	3,747
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,165	5,234
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	1,950	1,481
139

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	12,353
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	8,903
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	3,467
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	6,579
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	4,187	3,994
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	6,075	5,593
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,700	4,382
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	6,201
	Oregon GO	5.892%	6/1/27	4,279	4,336
[14]	Oregon School Boards Association GO	5.528%	6/30/28	1,030	1,035
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,593
	Pennsylvania State University Revenue	2.790%	9/1/43	7,400	5,514
	Pennsylvania State University Revenue	2.840%	9/1/50	5,415	3,692
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	4,321
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,800	2,804
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	2,700
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	5,560	5,768
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	12,475
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	6,041
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,605
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	1,854
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	15,100	11,165
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	2,212
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	6,700	6,542
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	3,582
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	25,116
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	5,004
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	3,531
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	3,818
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	3,659
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,825	3,260
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	975	890
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,292
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,062
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	3,435
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	5,000	3,983
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	7,230
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	2,843
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	1,676
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	3,657
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	4,256
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	6,886
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	4,851
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	3,904
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	12,415
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	5,838
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,306
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	9,228
	State Public School Building Authority PA Revenue	5.000%	9/15/27	4,217	4,204
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	1,050	864
	Texas GO	5.517%	4/1/39	17,465	17,986
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	22,946	22,919
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	21,910	21,949
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	14,835	12,173
	Texas Transportation Commission GO	4.681%	4/1/40	2,850	2,697
	Texas Transportation Commission GO	2.472%	10/1/44	12,250	8,421
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,485	7,492
[14]	Tucson City AZ COP	2.856%	7/1/47	4,300	3,115
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,500	2,377
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	15,285
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	2,829
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	4,900
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	3,600	3,186
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	4,491
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	2,388
	University of California Revenue	3.063%	7/1/25	12,062	11,809
	University of California Revenue	1.316%	5/15/27	15,685	14,244
	University of California Revenue	1.614%	5/15/30	10,355	8,698
140

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Revenue	3.071%	5/15/51	7,540	5,155
	University of California Revenue	4.858%	5/15/12	17,290	15,148
	University of California Revenue	4.767%	5/15/15	6,058	5,208
	University of Michigan Revenue	2.437%	4/1/40	5,110	3,754
	University of Michigan Revenue	2.562%	4/1/50	2,850	1,841
	University of Michigan Revenue	3.504%	4/1/52	5,555	4,302
	University of Michigan Revenue	4.454%	4/1/22	4,365	3,611
	University of Minnesota Revenue	4.048%	4/1/52	1,500	1,282
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	3,887
[15]	University of Oregon Revenue	3.424%	3/1/60	7,680	5,602
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	14,580	9,575
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	2,856
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	2,399
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	3,146
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	4,488
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	4,243
	University of Virginia Revenue	2.256%	9/1/50	19,425	11,583
	University of Virginia Revenue	4.179%	9/1/17	3,425	2,711
	University of Virginia Revenue	3.227%	9/1/19	1,395	842
	Utah GO	4.554%	7/1/24	505	505
	Utah GO	3.539%	7/1/25	4,179	4,148
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	585	588
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	3,100	2,969
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	16,600
Total Taxable Municipal Bonds (Cost $1,934,004)					1,715,704
141

Total Bond Market Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[17]	Vanguard Market Liquidity Fund (Cost $2,328,247)	5.380%	23,287,548	2,328,522
Total Investments (99.8%) (Cost $350,697,547)				319,564,567
Other Assets and Liabilities—Net (0.2%)				492,565
Net Assets (100%)				320,057,132
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,453,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
3	U.S. government-guaranteed.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $817,473,000, representing 0.3% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
142

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $348,369,300)	317,236,045
Affiliated Issuers (Cost $2,328,247)	2,328,522
Total Investments in Securities	319,564,567
Investment in Vanguard	9,370
Receivables for Investment Securities Sold	2,809,607
Receivables for Accrued Income	2,566,585
Receivables for Capital Shares Issued	175,032
Other Assets	227
Total Assets	325,125,388
Liabilities
Due to Custodian	36,376
Payables for Investment Securities Purchased	4,623,921
Payables for Capital Shares Redeemed	360,325
Payables for Distributions	43,070
Payables to Vanguard	4,564
Total Liabilities	5,068,256
Net Assets	320,057,132

143

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	359,732,904
Total Distributable Earnings (Loss)	(39,675,772)
Net Assets	320,057,132

Investor Shares—Net Assets
Applicable to 61,519,915 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	583,052
Net Asset Value Per Share—Investor Shares	$9.48

ETF Shares—Net Assets
Applicable to 1,489,423,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	107,325,472
Net Asset Value Per Share—ETF Shares	$72.06

Admiral Shares—Net Assets
Applicable to 10,327,166,302 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	97,876,385
Net Asset Value Per Share—Admiral Shares	$9.48

Institutional Shares—Net Assets
Applicable to 4,553,226,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,153,508
Net Asset Value Per Share—Institutional Shares	$9.48

Institutional Plus Shares—Net Assets
Applicable to 3,300,069,909 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,276,198
Net Asset Value Per Share—Institutional Plus Shares	$9.48

Institutional Select Shares—Net Assets
Applicable to 4,203,938,688 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,842,517
Net Asset Value Per Share—Institutional Select Shares	$9.48
See accompanying Notes, which are an integral part of the Financial Statements.
144

Total Bond Market Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	5,689,203
Total Income	5,689,203
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,182
Management and Administrative—Investor Shares	430
Management and Administrative—ETF Shares	11,269
Management and Administrative—Admiral Shares	20,247
Management and Administrative—Institutional Shares	5,996
Management and Administrative—Institutional Plus Shares	3,757
Management and Administrative—Institutional Select Shares	1,363
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—ETF Shares	2,167
Marketing and Distribution—Admiral Shares	2,432
Marketing and Distribution—Institutional Shares	793
Marketing and Distribution—Institutional Plus Shares	502
Marketing and Distribution—Institutional Select Shares	39
Custodian Fees	301
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,142
Shareholders’ Reports—Admiral Shares	499
Shareholders’ Reports—Institutional Shares	221
Shareholders’ Reports—Institutional Plus Shares	139
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	91
Other Expenses	13
Total Expenses	54,600
Net Investment Income	5,634,603
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(1,675,532)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(5,818,363)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,859,292)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $46,831,000, $146,000, and $186,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($92,555,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
145

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,634,603	9,332,029
Realized Net Gain (Loss)	(1,675,532)	(3,722,907)
Change in Unrealized Appreciation (Depreciation)	(5,818,363)	10,982,017
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,859,292)	16,591,139
Distributions
Investor Shares	(10,509)	(22,025)
ETF Shares	(1,561,595)	(2,971,571)
Admiral Shares	(1,735,610)	(3,039,294)
Institutional Shares	(768,959)	(1,323,248)
Institutional Plus Shares	(569,518)	(985,162)
Institutional Select Shares	(660,706)	(989,486)
Total Distributions	(5,306,897)	(9,330,786)
Capital Share Transactions
Investor Shares	(71,829)	(140,913)
ETF Shares	4,678,713	17,495,034
Admiral Shares	1,278,257	2,072,717
Institutional Shares	720,396	1,652,184
Institutional Plus Shares	(1,224,247)	3,871,332
Institutional Select Shares	6,795,219	4,246,162
Net Increase (Decrease) from Capital Share Transactions	12,176,509	29,196,516
Total Increase (Decrease)	5,010,320	36,456,869
Net Assets
Beginning of Period	315,046,812	278,589,943
End of Period	320,057,132	315,046,812
See accompanying Notes, which are an integral part of the Financial Statements.
146

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.164	.289	.228	.202	.247	.294
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.231	(1.702)	(.407)	.589	.597
Total from Investment Operations	(.066)	.520	(1.474)	(.205)	.836	.891
Distributions
Dividends from Net Investment Income	(.164)	(.290)	(.228)	(.201)	(.247)	(.291)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)	—
Total Distributions	(.164)	(.290)	(.236)	(.225)	(.266)	(.291)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return[2]	-0.67%	5.60%	-13.25%	-1.77%	7.61%	8.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$583	$670	$795	$1,169	$1,606	$1,546
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.47%	3.04%	2.26%	1.78%	2.15%	2.74%
Portfolio Turnover Rate[4,5]	18%	36%	40%	69%	79%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 4%, 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
147

Total Bond Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$73.57	$71.83	$84.77	$88.03	$83.71	$79.16
Investment Operations
Net Investment Income[1]	1.287	2.292	1.830	1.623	1.962	2.295
Net Realized and Unrealized Gain (Loss) on Investments	(1.734)	1.717	(12.903)	(3.085)	4.455	4.535
Total from Investment Operations	(.447)	4.009	(11.073)	(1.462)	6.417	6.830
Distributions
Dividends from Net Investment Income	(1.063)	(2.269)	(1.808)	(1.615)	(1.954)	(2.280)
Distributions from Realized Capital Gains	—	—	(.059)	(.183)	(.143)	—
Total Distributions	(1.063)	(2.269)	(1.867)	(1.798)	(2.097)	(2.280)
Net Asset Value, End of Period	$72.06	$73.57	$71.83	$84.77	$88.03	$83.71
Total Return	-0.60%	5.70%	-13.15%	-1.66%	7.71%	8.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$107,325	$104,824	$84,879	$84,254	$68,245	$48,456
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%[2]	0.03%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.18%	2.41%	1.89%	2.25%	2.78%
Portfolio Turnover Rate[3,4]	18%	36%	40%	69%	79%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 4%, 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
148

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.169	.300	.239	.213	.258	.301
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.229	(1.703)	(.407)	.590	.601
Total from Investment Operations	(.061)	.529	(1.464)	(.194)	.848	.902
Distributions
Dividends from Net Investment Income	(.169)	(.299)	(.238)	(.212)	(.259)	(.302)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)	—
Total Distributions	(.169)	(.299)	(.246)	(.236)	(.278)	(.302)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return[2]	-0.62%	5.70%	-13.16%	-1.67%	7.72%	8.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$97,876	$98,946	$94,589	$116,295	$120,909	$107,098
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.58%	3.16%	2.38%	1.88%	2.25%	2.78%
Portfolio Turnover Rate[4,5]	18%	36%	40%	69%	79%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 4%, 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
149

Total Bond Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.170	.301	.240	.214	.260	.303
Net Realized and Unrealized Gain (Loss) on Investments	(.231)	.230	(1.702)	(.406)	.590	.601
Total from Investment Operations	(.061)	.531	(1.462)	(.192)	.850	.904
Distributions
Dividends from Net Investment Income	(.169)	(.301)	(.240)	(.214)	(.261)	(.304)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)	—
Total Distributions	(.169)	(.301)	(.248)	(.238)	(.280)	(.304)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return	-0.61%	5.72%	-13.15%	-1.65%	7.74%	8.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,154	$43,463	$40,813	$49,162	$53,018	$47,477
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%[2]	0.035%[2]	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.17%	2.39%	1.90%	2.26%	2.79%
Portfolio Turnover Rate[3,4]	18%	36%	40%	69%	79%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 4%, 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
150

Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.170	.302	.240	.214	.260	.304
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.229	(1.702)	(.406)	.590	.600
Total from Investment Operations	(.060)	.531	(1.462)	(.192)	.850	.904
Distributions
Dividends from Net Investment Income	(.170)	(.301)	(.240)	(.214)	(.261)	(.304)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)	—
Total Distributions	(.170)	(.301)	(.248)	(.238)	(.280)	(.304)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return	-0.61%	5.72%	-13.14%	-1.65%	7.74%	8.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,276	$33,268	$28,670	$36,314	$32,910	$23,679
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.18%	2.40%	1.90%	2.25%	2.80%
Portfolio Turnover Rate[3,4]	18%	36%	40%	69%	79%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 4%, 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
151

Total Bond Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.71	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.171	.304	.243	.217	.262	.306
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.229	(1.703)	(.407)	.591	.600
Total from Investment Operations	(.059)	.533	(1.460)	(.190)	.853	.906
Distributions
Dividends from Net Investment Income	(.171)	(.303)	(.242)	(.216)	(.264)	(.306)
Distributions from Realized Capital Gains	—	—	(.008)	(.024)	(.019)	—
Total Distributions	(.171)	(.303)	(.250)	(.240)	(.283)	(.306)
Net Asset Value, End of Period	$9.48	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return	-0.60%	5.74%	-13.13%	-1.63%	7.76%	8.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39,843	$33,876	$28,845	$29,135	$26,500	$20,401
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[2]	0.01%[2]	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	3.62%	3.20%	2.43%	1.92%	2.28%	2.81%
Portfolio Turnover Rate[3,4]	18%	36%	40%	69%	79%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 4%, 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
152

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2024, counterparties had deposited in segregated accounts securities with a value of $808,000 and cash of $1,460,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
153

Total Bond Market Index Fund
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $9,370,000, representing less than 0.01% of the fund’s net assets and 3.75% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	212,891,667	—	212,891,667
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,497,797	—	7,497,797
Corporate Bonds	—	83,787,938	—	83,787,938
Sovereign Bonds	—	11,342,939	—	11,342,939
Taxable Municipal Bonds	—	1,715,704	—	1,715,704
Temporary Cash Investments	2,328,522	—	—	2,328,522
Total	2,328,522	317,236,045	—	319,564,567
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	351,260,329
Gross Unrealized Appreciation	697,499
Gross Unrealized Depreciation	(32,393,261)
Net Unrealized Appreciation (Depreciation)	(31,695,762)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $6,601,986,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
154

Total Bond Market Index Fund
E.  During the six months ended June 30, 2024, the fund purchased $10,442,961,000 of investment securities and sold $10,134,212,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $53,453,189,000 and $45,595,953,000, respectively. In addition, the fund purchased and sold investment securities of $7,715,032,000 and $4,045,898,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	30,433	3,211	55,989	5,874
Issued in Lieu of Cash Distributions	10,509	1,108	22,025	2,317
Redeemed	(112,771)	(11,826)	(218,927)	(22,985)
Net Increase (Decrease)—Investor Shares	(71,829)	(7,507)	(140,913)	(14,794)
ETF Shares
Issued	9,884,963	136,900	19,682,298	273,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,206,250)	(72,200)	(2,187,264)	(30,700)
Net Increase (Decrease)—ETF Shares	4,678,713	64,700	17,495,034	243,100
Admiral Shares
Issued	9,083,671	955,768	17,190,783	1,810,477
Issued in Lieu of Cash Distributions	1,549,034	163,381	2,714,993	285,871
Redeemed	(9,354,448)	(985,154)	(17,833,059)	(1,881,957)
Net Increase (Decrease)—Admiral Shares	1,278,257	133,995	2,072,717	214,391
Institutional Shares
Issued	5,496,508	578,863	9,009,516	947,435
Issued in Lieu of Cash Distributions	727,240	76,705	1,248,686	131,485
Redeemed	(5,503,352)	(579,806)	(8,606,018)	(907,118)
Net Increase (Decrease)—Institutional Shares	720,396	75,762	1,652,184	171,802
Institutional Plus Shares
Issued	4,763,878	502,618	8,551,438	895,768
Issued in Lieu of Cash Distributions	529,196	55,800	919,833	96,865
Redeemed	(6,517,321)	(685,581)	(5,599,939)	(589,949)
Net Increase (Decrease)—Institutional Plus Shares	(1,224,247)	(127,163)	3,871,332	402,684
Institutional Select Shares
Issued	7,239,185	760,943	6,301,480	662,735
Issued in Lieu of Cash Distributions	660,706	69,729	989,317	104,193
Redeemed	(1,104,672)	(116,593)	(3,044,635)	(320,103)
Net Increase (Decrease)—Institutional Select Shares	6,795,219	714,079	4,246,162	446,825
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q842 082024
155

Financial Statements
For the six-months ended June 30, 2024
Vanguard Total Bond Market II Index Fund

Contents
Financial Statements	1

Total Bond Market II Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.0%)
U.S. Government Securities (46.7%)
	United States Treasury Note/Bond	3.000%	7/15/25	809,149	792,081
	United States Treasury Note/Bond	0.250%	7/31/25	680,550	646,309
	United States Treasury Note/Bond	2.875%	7/31/25	304,950	297,898
	United States Treasury Note/Bond	4.750%	7/31/25	379,572	378,208
	United States Treasury Note/Bond	2.000%	8/15/25	392,083	379,033
	United States Treasury Note/Bond	3.125%	8/15/25	790,195	773,527
	United States Treasury Note/Bond	6.875%	8/15/25	40,840	41,689
	United States Treasury Note/Bond	0.250%	8/31/25	466,895	441,653
	United States Treasury Note/Bond	2.750%	8/31/25	186,630	181,760
	United States Treasury Note/Bond	5.000%	8/31/25	597,268	596,708
	United States Treasury Note/Bond	3.500%	9/15/25	347,318	341,023
	United States Treasury Note/Bond	0.250%	9/30/25	380,636	358,868
	United States Treasury Note/Bond	3.000%	9/30/25	302,925	295,494
	United States Treasury Note/Bond	5.000%	9/30/25	399,447	399,260
	United States Treasury Note/Bond	4.250%	10/15/25	616,645	610,768
	United States Treasury Note/Bond	0.250%	10/31/25	683,593	642,257
	United States Treasury Note/Bond	3.000%	10/31/25	150,000	146,156
	United States Treasury Note/Bond	5.000%	10/31/25	264,402	264,402
	United States Treasury Note/Bond	2.250%	11/15/25	639,690	616,701
	United States Treasury Note/Bond	4.500%	11/15/25	470,764	467,822
	United States Treasury Note/Bond	0.375%	11/30/25	497,280	466,433
	United States Treasury Note/Bond	2.875%	11/30/25	226,497	220,127
	United States Treasury Note/Bond	4.875%	11/30/25	178,611	178,388
	United States Treasury Note/Bond	4.000%	12/15/25	457,140	451,211
	United States Treasury Note/Bond	0.375%	12/31/25	379,190	354,543
	United States Treasury Note/Bond	2.625%	12/31/25	232,000	224,387
	United States Treasury Note/Bond	4.250%	12/31/25	110,605	109,534
	United States Treasury Note/Bond	3.875%	1/15/26	457,888	451,020
	United States Treasury Note/Bond	0.375%	1/31/26	813,300	757,767
	United States Treasury Note/Bond	2.625%	1/31/26	150,000	144,844
	United States Treasury Note/Bond	4.250%	1/31/26	773,989	766,612
	United States Treasury Note/Bond	1.625%	2/15/26	534,932	508,018
	United States Treasury Note/Bond	4.000%	2/15/26	452,375	446,226
	United States Treasury Note/Bond	0.500%	2/28/26	501,471	466,838
	United States Treasury Note/Bond	2.500%	2/28/26	84,057	80,905
	United States Treasury Note/Bond	4.625%	2/28/26	561,659	559,641
	United States Treasury Note/Bond	4.625%	3/15/26	462,980	461,388
	United States Treasury Note/Bond	0.750%	3/31/26	564,584	526,475
	United States Treasury Note/Bond	2.250%	3/31/26	287,794	275,563
	United States Treasury Note/Bond	4.500%	3/31/26	598,102	594,925
	United States Treasury Note/Bond	3.750%	4/15/26	454,933	446,758
	United States Treasury Note/Bond	0.750%	4/30/26	524,094	487,326
	United States Treasury Note/Bond	2.375%	4/30/26	145,000	138,928
	United States Treasury Note/Bond	4.875%	4/30/26	847,045	848,368
	United States Treasury Note/Bond	1.625%	5/15/26	534,497	504,599
	United States Treasury Note/Bond	3.625%	5/15/26	444,879	435,773
	United States Treasury Note/Bond	0.750%	5/31/26	689,445	639,353
	United States Treasury Note/Bond	2.125%	5/31/26	238,579	227,172
	United States Treasury Note/Bond	4.875%	5/31/26	869,738	871,505
	United States Treasury Note/Bond	4.125%	6/15/26	787,618	778,511
	United States Treasury Note/Bond	0.875%	6/30/26	464,552	430,945
	United States Treasury Note/Bond	1.875%	6/30/26	283,440	268,205
[1]	United States Treasury Note/Bond	4.625%	6/30/26	5,036,335	5,027,679
	United States Treasury Note/Bond	4.500%	7/15/26	357,307	355,744
	United States Treasury Note/Bond	0.625%	7/31/26	594,787	547,111
	United States Treasury Note/Bond	1.875%	7/31/26	282,000	266,270
	United States Treasury Note/Bond	1.500%	8/15/26	579,832	542,596
	United States Treasury Note/Bond	4.375%	8/15/26	388,679	386,128
	United States Treasury Note/Bond	6.750%	8/15/26	8,800	9,155
	United States Treasury Note/Bond	0.750%	8/31/26	505,294	464,712
1

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	8/31/26	240,805	224,475
	United States Treasury Note/Bond	4.625%	9/15/26	483,805	483,276
	United States Treasury Note/Bond	0.875%	9/30/26	374,245	344,422
	United States Treasury Note/Bond	1.625%	9/30/26	56,188	52,588
	United States Treasury Note/Bond	4.625%	10/15/26	258,075	257,833
	United States Treasury Note/Bond	1.125%	10/31/26	407,235	375,802
	United States Treasury Note/Bond	1.625%	10/31/26	291,090	271,805
	United States Treasury Note/Bond	2.000%	11/15/26	514,762	484,359
	United States Treasury Note/Bond	4.625%	11/15/26	535,523	535,356
	United States Treasury Note/Bond	6.500%	11/15/26	36,215	37,952
	United States Treasury Note/Bond	1.250%	11/30/26	660,735	610,251
	United States Treasury Note/Bond	1.625%	11/30/26	180,570	168,269
	United States Treasury Note/Bond	4.375%	12/15/26	262,877	261,398
	United States Treasury Note/Bond	1.250%	12/31/26	612,555	564,699
	United States Treasury Note/Bond	1.750%	12/31/26	221,253	206,526
	United States Treasury Note/Bond	4.000%	1/15/27	561,165	553,011
	United States Treasury Note/Bond	1.500%	1/31/27	820,357	759,215
	United States Treasury Note/Bond	2.250%	2/15/27	458,626	432,327
	United States Treasury Note/Bond	4.125%	2/15/27	425,506	420,653
	United States Treasury Note/Bond	6.625%	2/15/27	39,650	41,682
	United States Treasury Note/Bond	1.125%	2/28/27	77,870	71,202
	United States Treasury Note/Bond	1.875%	2/28/27	484,626	452,065
	United States Treasury Note/Bond	4.250%	3/15/27	430,170	426,742
	United States Treasury Note/Bond	0.625%	3/31/27	91,965	82,711
	United States Treasury Note/Bond	2.500%	3/31/27	415,845	394,143
	United States Treasury Note/Bond	4.500%	4/15/27	534,126	533,375
	United States Treasury Note/Bond	0.500%	4/30/27	173,350	154,904
	United States Treasury Note/Bond	2.750%	4/30/27	406,460	387,217
	United States Treasury Note/Bond	2.375%	5/15/27	426,780	401,907
	United States Treasury Note/Bond	4.500%	5/15/27	707,153	706,269
	United States Treasury Note/Bond	0.500%	5/31/27	286,412	255,130
	United States Treasury Note/Bond	2.625%	5/31/27	617,875	586,016
	United States Treasury Note/Bond	4.625%	6/15/27	3,650,361	3,661,198
	United States Treasury Note/Bond	0.500%	6/30/27	438,125	389,247
	United States Treasury Note/Bond	3.250%	6/30/27	434,686	419,472
	United States Treasury Note/Bond	0.375%	7/31/27	545,135	480,741
	United States Treasury Note/Bond	2.750%	7/31/27	329,955	313,303
	United States Treasury Note/Bond	2.250%	8/15/27	342,539	320,060
	United States Treasury Note/Bond	6.375%	8/15/27	6,850	7,215
	United States Treasury Note/Bond	0.500%	8/31/27	411,980	363,701
	United States Treasury Note/Bond	3.125%	8/31/27	481,085	461,541
	United States Treasury Note/Bond	0.375%	9/30/27	754,655	661,738
	United States Treasury Note/Bond	4.125%	9/30/27	496,756	491,167
	United States Treasury Note/Bond	0.500%	10/31/27	723,957	635,498
	United States Treasury Note/Bond	4.125%	10/31/27	566,439	560,067
	United States Treasury Note/Bond	2.250%	11/15/27	345,326	321,261
	United States Treasury Note/Bond	6.125%	11/15/27	55,808	58,633
[2]	United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	914,814
	United States Treasury Note/Bond	3.875%	11/30/27	422,155	414,108
	United States Treasury Note/Bond	0.625%	12/31/27	840,335	736,475
	United States Treasury Note/Bond	3.875%	12/31/27	454,518	445,854
	United States Treasury Note/Bond	0.750%	1/31/28	1,063,165	933,260
	United States Treasury Note/Bond	3.500%	1/31/28	770,584	746,262
	United States Treasury Note/Bond	2.750%	2/15/28	511,360	481,957
	United States Treasury Note/Bond	1.125%	2/29/28	888,065	788,851
	United States Treasury Note/Bond	4.000%	2/29/28	319,540	314,647
	United States Treasury Note/Bond	1.250%	3/31/28	863,824	769,208
	United States Treasury Note/Bond	3.625%	3/31/28	369,885	359,482
	United States Treasury Note/Bond	1.250%	4/30/28	789,609	701,518
	United States Treasury Note/Bond	3.500%	4/30/28	567,416	548,798
	United States Treasury Note/Bond	2.875%	5/15/28	466,972	441,143
	United States Treasury Note/Bond	1.250%	5/31/28	751,770	666,491
	United States Treasury Note/Bond	3.625%	5/31/28	376,279	365,579
	United States Treasury Note/Bond	1.250%	6/30/28	744,896	659,000
	United States Treasury Note/Bond	4.000%	6/30/28	268,670	264,556
	United States Treasury Note/Bond	1.000%	7/31/28	696,318	608,190
	United States Treasury Note/Bond	4.125%	7/31/28	474,346	469,380
	United States Treasury Note/Bond	2.875%	8/15/28	552,424	520,401
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	47,519
	United States Treasury Note/Bond	1.125%	8/31/28	751,098	657,915
2

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.375%	8/31/28	184,713	184,482
	United States Treasury Note/Bond	1.250%	9/30/28	660,660	580,555
	United States Treasury Note/Bond	4.625%	9/30/28	629,257	634,566
	United States Treasury Note/Bond	1.375%	10/31/28	555,620	489,901
	United States Treasury Note/Bond	4.875%	10/31/28	276,176	281,397
	United States Treasury Note/Bond	3.125%	11/15/28	465,885	442,300
	United States Treasury Note/Bond	5.250%	11/15/28	76,342	78,847
	United States Treasury Note/Bond	1.500%	11/30/28	585,700	518,344
	United States Treasury Note/Bond	4.375%	11/30/28	407,768	407,768
	United States Treasury Note/Bond	1.375%	12/31/28	594,900	522,397
	United States Treasury Note/Bond	3.750%	12/31/28	448,626	437,270
	United States Treasury Note/Bond	1.750%	1/31/29	659,690	588,258
	United States Treasury Note/Bond	4.000%	1/31/29	613,847	604,447
	United States Treasury Note/Bond	2.625%	2/15/29	649,243	601,869
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	54,207
	United States Treasury Note/Bond	1.875%	2/28/29	560,800	502,091
	United States Treasury Note/Bond	4.250%	2/28/29	233,107	232,087
	United States Treasury Note/Bond	2.375%	3/31/29	425,045	388,783
	United States Treasury Note/Bond	4.125%	3/31/29	754,459	746,914
	United States Treasury Note/Bond	2.875%	4/30/29	339,175	317,182
	United States Treasury Note/Bond	4.625%	4/30/29	717,610	725,907
	United States Treasury Note/Bond	2.375%	5/15/29	371,560	339,281
	United States Treasury Note/Bond	2.750%	5/31/29	491,385	456,527
	United States Treasury Note/Bond	4.500%	5/31/29	712,247	717,144
	United States Treasury Note/Bond	3.250%	6/30/29	359,400	341,430
[1]	United States Treasury Note/Bond	4.250%	6/30/29	3,541,284	3,526,898
	United States Treasury Note/Bond	2.625%	7/31/29	213,962	197,146
	United States Treasury Note/Bond	1.625%	8/15/29	288,941	253,185
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	40,917
	United States Treasury Note/Bond	3.125%	8/31/29	417,005	393,288
	United States Treasury Note/Bond	3.875%	9/30/29	623,750	609,521
	United States Treasury Note/Bond	4.000%	10/31/29	753,220	740,392
	United States Treasury Note/Bond	1.750%	11/15/29	34,710	30,480
	United States Treasury Note/Bond	3.875%	11/30/29	639,984	625,184
	United States Treasury Note/Bond	3.875%	12/31/29	567,725	554,242
	United States Treasury Note/Bond	3.500%	1/31/30	358,635	343,449
	United States Treasury Note/Bond	1.500%	2/15/30	618,597	531,027
	United States Treasury Note/Bond	4.000%	2/28/30	463,245	454,921
	United States Treasury Note/Bond	3.625%	3/31/30	418,541	402,977
	United States Treasury Note/Bond	3.500%	4/30/30	650,395	621,940
	United States Treasury Note/Bond	0.625%	5/15/30	687,702	555,749
	United States Treasury Note/Bond	6.250%	5/15/30	64,435	70,627
	United States Treasury Note/Bond	3.750%	5/31/30	244,828	237,139
	United States Treasury Note/Bond	3.750%	6/30/30	279,245	270,344
	United States Treasury Note/Bond	4.000%	7/31/30	517,100	507,243
	United States Treasury Note/Bond	0.625%	8/15/30	1,072,646	859,458
	United States Treasury Note/Bond	4.125%	8/31/30	442,993	437,386
	United States Treasury Note/Bond	4.625%	9/30/30	425,135	431,180
	United States Treasury Note/Bond	4.875%	10/31/30	353,805	363,811
	United States Treasury Note/Bond	0.875%	11/15/30	1,087,583	879,583
	United States Treasury Note/Bond	4.375%	11/30/30	194,290	194,472
	United States Treasury Note/Bond	3.750%	12/31/30	251,685	243,151
	United States Treasury Note/Bond	4.000%	1/31/31	467,333	457,913
	United States Treasury Note/Bond	1.125%	2/15/31	859,682	702,924
	United States Treasury Note/Bond	5.375%	2/15/31	13,675	14,515
	United States Treasury Note/Bond	4.250%	2/28/31	475,702	472,952
	United States Treasury Note/Bond	4.125%	3/31/31	543,475	536,342
	United States Treasury Note/Bond	4.625%	4/30/31	488,198	496,131
	United States Treasury Note/Bond	1.625%	5/15/31	1,028,824	863,569
	United States Treasury Note/Bond	4.625%	5/31/31	522,799	531,294
[1]	United States Treasury Note/Bond	4.250%	6/30/31	2,820,744	2,804,877
[2]	United States Treasury Note/Bond	1.250%	8/15/31	1,154,726	937,132
	United States Treasury Note/Bond	1.375%	11/15/31	1,189,666	967,533
	United States Treasury Note/Bond	1.875%	2/15/32	1,066,492	895,187
	United States Treasury Note/Bond	2.875%	5/15/32	1,115,032	1,004,574
	United States Treasury Note/Bond	2.750%	8/15/32	878,594	781,811
	United States Treasury Note/Bond	4.125%	11/15/32	953,493	937,552
	United States Treasury Note/Bond	3.500%	2/15/33	891,999	835,970
	United States Treasury Note/Bond	3.375%	5/15/33	918,091	850,956
	United States Treasury Note/Bond	3.875%	8/15/33	1,018,750	980,229
3

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.500%	11/15/33	1,041,933	1,051,701
United States Treasury Note/Bond	4.000%	2/15/34	1,228,266	1,192,570
United States Treasury Note/Bond	4.375%	5/15/34	1,876,757	1,877,343
United States Treasury Note/Bond	4.500%	2/15/36	55,143	56,099
United States Treasury Note/Bond	4.750%	2/15/37	131,425	136,292
United States Treasury Note/Bond	5.000%	5/15/37	223,657	237,251
United States Treasury Note/Bond	4.375%	2/15/38	283,075	282,367
United States Treasury Note/Bond	4.500%	5/15/38	286,614	289,211
United States Treasury Note/Bond	3.500%	2/15/39	103,194	92,778
United States Treasury Note/Bond	4.250%	5/15/39	122,867	120,045
United States Treasury Note/Bond	4.500%	8/15/39	130,656	131,023
United States Treasury Note/Bond	4.375%	11/15/39	130,905	129,432
United States Treasury Note/Bond	4.625%	2/15/40	134,805	136,869
United States Treasury Note/Bond	1.125%	5/15/40	489,215	300,714
United States Treasury Note/Bond	4.375%	5/15/40	110,550	108,995
United States Treasury Note/Bond	1.125%	8/15/40	537,420	327,154
United States Treasury Note/Bond	3.875%	8/15/40	115,325	106,892
United States Treasury Note/Bond	1.375%	11/15/40	569,330	359,034
United States Treasury Note/Bond	4.250%	11/15/40	116,854	113,148
United States Treasury Note/Bond	1.875%	2/15/41	731,851	500,632
United States Treasury Note/Bond	4.750%	2/15/41	116,687	119,768
United States Treasury Note/Bond	2.250%	5/15/41	615,096	444,887
United States Treasury Note/Bond	4.375%	5/15/41	75,000	73,523
United States Treasury Note/Bond	1.750%	8/15/41	792,899	523,561
United States Treasury Note/Bond	3.750%	8/15/41	95,310	86,047
United States Treasury Note/Bond	2.000%	11/15/41	674,488	463,078
United States Treasury Note/Bond	3.125%	11/15/41	113,056	93,095
United States Treasury Note/Bond	2.375%	2/15/42	608,975	443,220
United States Treasury Note/Bond	3.125%	2/15/42	128,742	105,689
United States Treasury Note/Bond	3.000%	5/15/42	118,000	94,677
United States Treasury Note/Bond	3.250%	5/15/42	562,325	467,433
United States Treasury Note/Bond	2.750%	8/15/42	147,528	113,389
United States Treasury Note/Bond	3.375%	8/15/42	526,879	445,048
United States Treasury Note/Bond	2.750%	11/15/42	243,319	186,405
United States Treasury Note/Bond	4.000%	11/15/42	501,961	462,588
United States Treasury Note/Bond	3.125%	2/15/43	204,159	165,241
United States Treasury Note/Bond	3.875%	2/15/43	388,920	351,486
United States Treasury Note/Bond	2.875%	5/15/43	284,815	220,999
United States Treasury Note/Bond	3.875%	5/15/43	428,496	386,651
United States Treasury Note/Bond	3.625%	8/15/43	229,652	199,438
United States Treasury Note/Bond	4.375%	8/15/43	428,712	413,841
United States Treasury Note/Bond	3.750%	11/15/43	234,806	207,473
United States Treasury Note/Bond	4.750%	11/15/43	577,375	585,133
United States Treasury Note/Bond	3.625%	2/15/44	253,494	219,471
United States Treasury Note/Bond	4.500%	2/15/44	457,410	448,762
United States Treasury Note/Bond	3.375%	5/15/44	294,400	245,180
United States Treasury Note/Bond	4.625%	5/15/44	415,375	414,596
United States Treasury Note/Bond	3.125%	8/15/44	311,150	248,531
United States Treasury Note/Bond	3.000%	11/15/44	285,089	222,592
United States Treasury Note/Bond	2.500%	2/15/45	444,882	317,187
United States Treasury Note/Bond	3.000%	5/15/45	195,254	151,718
United States Treasury Note/Bond	2.875%	8/15/45	215,506	163,583
United States Treasury Note/Bond	3.000%	11/15/45	132,327	102,429
United States Treasury Note/Bond	2.500%	2/15/46	392,758	276,649
United States Treasury Note/Bond	2.500%	5/15/46	488,878	343,437
United States Treasury Note/Bond	2.250%	8/15/46	569,093	379,158
United States Treasury Note/Bond	2.875%	11/15/46	294,675	221,144
United States Treasury Note/Bond	3.000%	2/15/47	343,279	263,038
United States Treasury Note/Bond	3.000%	5/15/47	293,251	224,291
United States Treasury Note/Bond	2.750%	8/15/47	389,418	283,667
United States Treasury Note/Bond	2.750%	11/15/47	356,907	259,483
United States Treasury Note/Bond	3.000%	2/15/48	415,470	316,082
United States Treasury Note/Bond	3.125%	5/15/48	464,233	360,941
United States Treasury Note/Bond	3.000%	8/15/48	519,182	393,929
United States Treasury Note/Bond	3.375%	11/15/48	539,303	438,015
United States Treasury Note/Bond	3.000%	2/15/49	557,418	422,244
United States Treasury Note/Bond	2.875%	5/15/49	535,301	395,370
United States Treasury Note/Bond	2.250%	8/15/49	502,940	325,025
United States Treasury Note/Bond	2.375%	11/15/49	415,409	275,793
United States Treasury Note/Bond	2.000%	2/15/50	553,389	336,011
4

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.250%	5/15/50	610,486	302,381
	United States Treasury Note/Bond	1.375%	8/15/50	677,640	346,655
	United States Treasury Note/Bond	1.625%	11/15/50	710,335	388,686
	United States Treasury Note/Bond	1.875%	2/15/51	786,390	459,055
	United States Treasury Note/Bond	2.375%	5/15/51	808,805	532,548
	United States Treasury Note/Bond	2.000%	8/15/51	769,652	462,272
	United States Treasury Note/Bond	1.875%	11/15/51	731,835	424,693
	United States Treasury Note/Bond	2.250%	2/15/52	667,318	424,998
	United States Treasury Note/Bond	2.875%	5/15/52	736,161	539,468
	United States Treasury Note/Bond	3.000%	8/15/52	599,222	450,727
	United States Treasury Note/Bond	4.000%	11/15/52	588,889	536,441
	United States Treasury Note/Bond	3.625%	2/15/53	530,834	451,541
	United States Treasury Note/Bond	3.625%	5/15/53	597,733	508,727
	United States Treasury Note/Bond	4.125%	8/15/53	474,202	441,601
	United States Treasury Note/Bond	4.750%	11/15/53	360,064	372,273
	United States Treasury Note/Bond	4.250%	2/15/54	547,465	521,375
	United States Treasury Note/Bond	4.625%	5/15/54	1,772,307	1,796,953
					135,783,195
Agency Bonds and Notes (0.6%)
[3]	AID-Israel	5.500%	9/18/33	5,150	5,464
	Federal Farm Credit Banks	4.250%	9/30/25	15,500	15,349
	Federal Farm Credit Banks	5.125%	10/10/25	33,550	33,604
	Federal Farm Credit Banks	5.125%	10/20/25	11,500	11,519
	Federal Farm Credit Banks	4.000%	1/13/26	9,300	9,177
	Federal Farm Credit Banks	3.875%	2/2/26	6,200	6,105
	Federal Farm Credit Banks	4.750%	3/9/26	7,525	7,511
	Federal Farm Credit Banks	4.750%	5/8/26	10,000	9,991
	Federal Farm Credit Banks	4.375%	6/23/26	32,650	32,399
	Federal Farm Credit Banks	4.375%	7/6/26	25,328	25,149
	Federal Farm Credit Banks	4.625%	7/17/26	20,410	20,362
	Federal Farm Credit Banks	5.000%	7/30/26	11,000	11,054
	Federal Farm Credit Banks	4.500%	8/14/26	11,650	11,599
	Federal Farm Credit Banks	4.875%	8/28/26	5,211	5,228
	Federal Farm Credit Banks	4.125%	1/25/27	12,000	11,862
	Federal Farm Credit Banks	4.500%	3/26/27	17,580	17,541
	Federal Farm Credit Banks	4.750%	5/6/27	10,345	10,389
	Federal Farm Credit Banks	4.500%	5/20/27	14,287	14,257
	Federal Farm Credit Banks	4.625%	11/15/27	4,500	4,516
	Federal Farm Credit Banks	4.500%	6/7/28	7,000	7,007
	Federal Farm Credit Banks	4.500%	9/22/28	500	501
	Federal Farm Credit Banks	4.250%	12/15/28	5,657	5,620
	Federal Farm Credit Banks	4.125%	3/20/29	7,000	6,915
	Federal Farm Credit Banks	4.750%	4/30/29	6,827	6,926
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,568
	Federal Home Loan Banks	4.500%	12/12/25	17,980	17,874
	Federal Home Loan Banks	4.375%	6/12/26	11,050	10,970
	Federal Home Loan Banks	1.875%	9/11/26	35,000	32,956
	Federal Home Loan Banks	4.625%	11/17/26	42,875	42,863
	Federal Home Loan Banks	1.250%	12/21/26	67,100	61,791
	Federal Home Loan Banks	4.125%	1/15/27	13,175	13,025
	Federal Home Loan Banks	4.500%	3/12/27	5,100	5,087
	Federal Home Loan Banks	4.750%	4/9/27	22,000	22,092
	Federal Home Loan Banks	3.250%	6/9/28	19,510	18,644
	Federal Home Loan Banks	4.000%	6/30/28	27,675	27,202
	Federal Home Loan Banks	3.250%	11/16/28	62,745	59,800
	Federal Home Loan Banks	4.750%	12/8/28	2,220	2,247
	Federal Home Loan Banks	4.750%	3/10/34	13,650	13,744
	Federal Home Loan Banks	5.500%	7/15/36	21,150	22,832
[4,5]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	51,361
[5]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	102,045
[4,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	17,242
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	45,401	51,085
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	45,288
[5]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	81,923
[5]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	95,920
[5]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	40,346
[5]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	28,630
[5]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	87,072
[5]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	46,998
5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	20,240
[5]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	51,219
[5]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	98,497
[5]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	62,288
[5]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	3,703
[5]	Federal National Mortgage Assn.	6.210%	8/6/38	300	347
[4]	Private Export Funding Corp.	1.400%	7/15/28	9,375	8,253
[4]	Tennessee Valley Authority	6.750%	11/1/25	19,581	20,005
[4]	Tennessee Valley Authority	2.875%	2/1/27	25,750	24,609
	Tennessee Valley Authority	3.875%	3/15/28	16,000	15,645
	Tennessee Valley Authority	7.125%	5/1/30	9,625	10,806
	Tennessee Valley Authority	1.500%	9/15/31	13,700	11,087
[4]	Tennessee Valley Authority	4.700%	7/15/33	6,375	6,379
	Tennessee Valley Authority	4.650%	6/15/35	6,000	5,959
	Tennessee Valley Authority	5.880%	4/1/36	12,795	14,035
	Tennessee Valley Authority	6.150%	1/15/38	665	747
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,521
	Tennessee Valley Authority	5.250%	9/15/39	22,828	23,505
	Tennessee Valley Authority	3.500%	12/15/42	1,820	1,496
	Tennessee Valley Authority	4.875%	1/15/48	14,320	14,075
	Tennessee Valley Authority	4.250%	9/15/52	10,475	9,194
	Tennessee Valley Authority	5.375%	4/1/56	17,860	18,514
	Tennessee Valley Authority	4.625%	9/15/60	8,838	8,054
	Tennessee Valley Authority	4.250%	9/15/65	8,050	6,829
					1,733,657
Conventional Mortgage-Backed Securities (19.7%)
[4,5]	Fannie Mae Pool	6.000%	11/1/32	14	14
[4,5]	Fannie Mae Pool	6.500%	9/1/32	21	22
[4,5]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	10,594	9,881
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	156,510	147,424
[4,5]	Freddie Mac Gold Pool	3.000%	10/1/26–4/1/48	545,615	490,240
[4,5]	Freddie Mac Gold Pool	3.500%	9/1/25–3/1/49	626,831	570,617
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/24–2/1/49	402,066	376,915
[4,5]	Freddie Mac Gold Pool	4.500%	7/1/24–1/1/49	185,584	179,378
[4,5]	Freddie Mac Gold Pool	5.000%	10/1/24–11/1/48	58,127	57,820
[4,5]	Freddie Mac Gold Pool	5.500%	7/1/24–6/1/41	39,866	40,225
[4,5]	Freddie Mac Gold Pool	6.000%	9/1/27–5/1/40	21,340	21,970
[4,5]	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	1,928	1,985
[4,5]	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	10	10
[4,5]	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	17	17
[4,5]	Freddie Mac Gold Pool	8.500%	6/1/25	1	1
[4]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	34,805	30,715
[4]	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	45,828	42,112
[4]	Ginnie Mae I Pool	4.000%	10/15/24–5/15/47	52,533	49,448
[4]	Ginnie Mae I Pool	4.500%	10/15/24–2/15/49	44,030	42,815
[4]	Ginnie Mae I Pool	5.000%	12/15/32–11/15/46	24,556	24,481
[4]	Ginnie Mae I Pool	5.500%	9/15/40–2/15/41	46	46
[4]	Ginnie Mae I Pool	6.000%	12/15/29–6/15/41	853	860
[4]	Ginnie Mae I Pool	6.500%	3/15/28–8/15/39	3,025	3,101
[4]	Ginnie Mae I Pool	7.000%	7/15/27–9/15/36	138	143
[4]	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	4	4
[4]	Ginnie Mae II Pool	1.500%	3/20/51–12/20/51	48,861	38,094
[2,4]	Ginnie Mae II Pool	2.000%	8/20/50–5/20/52	2,142,576	1,733,131
[4]	Ginnie Mae II Pool	2.500%	6/20/27–7/20/52	2,176,171	1,832,020
[1,4]	Ginnie Mae II Pool	3.000%	10/20/26–7/15/54	2,181,208	1,914,628
[4]	Ginnie Mae II Pool	3.500%	9/20/25–6/20/53	1,654,882	1,502,180
[4]	Ginnie Mae II Pool	4.000%	9/20/25–4/20/53	1,186,568	1,107,900
[1,4]	Ginnie Mae II Pool	4.500%	8/20/33–7/15/54	1,208,076	1,155,125
[4]	Ginnie Mae II Pool	5.000%	12/20/32–6/20/54	1,323,297	1,290,848
[1,4]	Ginnie Mae II Pool	5.500%	10/20/48–7/15/54	1,357,989	1,348,734
[1,4]	Ginnie Mae II Pool	6.000%	9/20/33–7/15/54	1,033,092	1,039,174
[4]	Ginnie Mae II Pool	6.500%	10/20/28–1/20/54	542,809	552,436
[4]	Ginnie Mae II Pool	7.000%	8/20/34–4/20/54	181,163	184,742
[4]	Ginnie Mae II Pool	7.500%	12/20/53	15,483	15,891
[4,5]	UMBS Pool	1.500%	7/1/35–6/1/52	2,762,413	2,189,875
[1,4,5]	UMBS Pool	2.000%	11/1/27–7/25/54	11,831,159	9,528,588
[1,4,5]	UMBS Pool	2.500%	11/1/26–7/25/54	8,357,024	6,975,832
[4,5]	UMBS Pool	3.000%	11/1/25–11/1/53	5,257,379	4,586,715
[1,4,5]	UMBS Pool	3.500%	5/1/25–7/25/54	3,239,887	2,922,954
6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4,5]	UMBS Pool	4.000%	7/1/24–7/25/54	2,812,881	2,609,591
[4,5]	UMBS Pool	4.500%	10/1/25–5/1/54	2,250,689	2,142,564
[4,5]	UMBS Pool	5.000%	7/1/24–6/1/54	2,668,547	2,593,894
[1,4,5]	UMBS Pool	5.500%	5/1/25–7/25/54	3,195,018	3,165,060
[1,4,5]	UMBS Pool	6.000%	1/1/26–7/25/54	2,651,064	2,670,780
[1,4,5]	UMBS Pool	6.500%	11/1/52–7/25/54	1,652,871	1,691,012
[1,4,5]	UMBS Pool	7.000%	8/1/27–7/25/54	448,508	462,365
[4,5]	UMBS Pool	7.500%	7/1/30–1/1/54	37,058	38,614
[4,5]	UMBS Pool	8.000%	12/1/29	4	4
					57,382,995
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	98	101
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.313%	6.438%	1/1/35	28	28
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.831%	12/1/41	172	175
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	295	292
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.433%	6.004%	7/1/36	58	60
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.465%	5.715%	10/1/37	62	63
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.794%	3/1/43	485	496
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.180%	10/1/37	110	113
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.780%	12/1/43	185	187
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.559%	5.809%	9/1/43	64	66
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.944%	7/1/43	558	571
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.596%	5.846%	11/1/33	19	20
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.601%	5.851%	8/1/35	112	114
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.601%	6.439%	6/1/43	164	170
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.612%	5.862%	1/1/42	204	210
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.623%	5.998%	2/1/36	27	28
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	38	39
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	18	18
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	36	37
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.285%	10/1/42	145	151
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.679%	7.061%	6/1/42	215	222
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.057%	1/1/37	23	23
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.686%	5.936%	7/1/35	115	118
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39–9/1/42	445	458
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.223%	5/1/40	45	46
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	61	63
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	44	46
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.057%	8/1/39	328	327
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	86	88
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	20	20
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	211	216
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.332%	4/1/36	30	31
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	21	22
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.735%	5.985%	9/1/34	25	25
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.736%	6.197%	9/1/43	262	272
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.994%	12/1/33	8	9
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.577%	5/1/42	169	175
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.747%	6.818%	7/1/41	408	423
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.380%	5/1/35	34	34
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	65	67
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.175%	2/1/36	52	54
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.779%	6.489%	5/1/42	78	80
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.280%	2/1/41	137	139
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.325%	7/1/42	271	278
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.100%	8/1/42	495	511
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.794%	6.338%	3/1/42	240	245
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.446%	3/1/42	258	266
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.127%	11/1/39	98	100
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.797%	6.570%	2/1/42	544	557
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	256	262
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.193%	3/1/41	126	129
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33–12/1/40	252	257
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	222	228
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40–12/1/41	507	522
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	2/1/41	81	84
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	123	126
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.565%	6/1/41	36	36
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.575%	3/1/41	115	117
7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.826%	7.701%	7/1/38	34	35
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.302%	4/1/41	197	201
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	7.705%	6/1/41	162	167
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.831%	6.929%	2/1/42	192	196
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.629%	9/1/40	79	81
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.157%	1/1/40	33	34
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	41	42
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.836%	6.143%	2/1/41	91	93
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	122	124
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	101	104
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.401%	11/1/34	103	105
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	108	110
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 2.130%	6.630%	10/1/36	73	74
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.662%	4/1/37	175	177
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.090%	8/1/37	81	83
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.183%	11/1/36	26	26
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	131	133
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.486%	2/1/36	28	29
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	7.250%	5/1/36	17	17
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.536%	10/1/36	106	107
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.650%	9/1/37	3	3
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.469%	5.864%	3/1/37	2	2
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.057%	3/1/37	6	6
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	12/1/36–11/1/43	299	307
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.390%	5/1/42	32	33
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	90	92
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	28	29
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	61	62
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	5.992%	1/1/35	5	5
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	5.985%	12/1/35	17	17
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	47	48
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	241	248
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.000%	12/1/41	216	220
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	7.125%	5/1/38	17	17
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.714%	6/1/37	65	65
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.839%	6.136%	2/1/42	54	55
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.844%	6.153%	3/1/42	37	38
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	52	53
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40–12/1/40	129	133
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.202%	1/1/41	244	249
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.380%	3/1/41	21	22
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.972%	6/1/41	42	43
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.314%	5/1/40	26	27
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.130%	8/1/37	48	49
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	45	46
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.884%	6.276%	2/1/42	67	70
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.894%	6.143%	9/1/40	66	68
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40–11/1/40	149	153
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.218%	1/1/41	36	37
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.389%	2/1/41	78	80
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.410%	2/1/41	56	57
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.451%	3/1/37	62	61
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	20	20
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	6.020%	6/1/37	71	71
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	7.070%	3/1/37	2	2
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.371%	1/1/37	116	119
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/41–8/20/41	917	902
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	10/20/38–12/20/43	1,580	1,547
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	6/20/29–6/20/43	1,322	1,303
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–3/20/43	1,982	1,959
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	28	29
[4,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.750%	12/20/39–12/20/40	190	187
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	39	38
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	75	79
[4,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	26	26
					20,230
Total U.S. Government and Agency Obligations (Cost $212,667,496)					194,920,077
8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
[4]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	4,011	3,966
[4]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	550	536
[4]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	7,255	7,217
[4]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,125	2,107
[4]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	3,294	3,303
[4]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,010	1,012
[4]	Ally Auto Receivables Trust Series 2024-1	5.080%	12/15/28	7,500	7,482
[4]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,500	2,491
[4]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	23,050	22,646
[4]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	40,775	40,045
[4]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	23,050	22,635
[4]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	10,700	10,646
[4]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	16,575	16,501
[4]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	4,800	4,784
[4]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	6,800	6,823
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	6,820	6,901
[4]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/16/29	11,600	11,709
[4]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	10,100	10,288
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	99	99
[4]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	1,001
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	234	231
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	425	410
[4]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	950	891
[4]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	2,850	2,855
[4]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,250	1,262
[4]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/29	3,000	3,006
[4]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	6,600	6,482
[4]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	12,225	12,143
[4]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/29	15,000	15,006
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	298	293
[4]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,455
[4]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	5,641
[4]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	6,603
[4]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,272
[4]	BANK Series 2017-BNK6	3.254%	7/15/60	3,675	3,462
[4]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	9,119
[4]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	9,302
[4]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	10,802
[4]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	4,675
[4]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	4,886
[4]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	5,452
[4]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	902
[4]	BANK Series 2017-BNK8	4.230%	11/15/50	2,800	2,061
[4]	BANK Series 2017-BNK9	3.279%	11/15/54	2,691	2,524
[4]	BANK Series 2017-BNK9	3.538%	11/15/54	6,150	5,777
[4]	BANK Series 2018-BNK10	3.641%	2/15/61	1,036	1,005
[4]	BANK Series 2018-BNK10	3.688%	2/15/61	4,375	4,128
[4]	BANK Series 2018-BNK10	3.898%	2/15/61	1,650	1,542
[4]	BANK Series 2018-BNK11	4.046%	3/15/61	4,275	4,073
[4]	BANK Series 2018-BNK12	4.255%	5/15/61	6,200	5,946
[4]	BANK Series 2018-BNK12	4.475%	5/15/61	1,650	1,534
[4]	BANK Series 2018-BNK13	3.953%	8/15/61	2,235	2,114
[4]	BANK Series 2018-BNK13	4.217%	8/15/61	6,200	5,912
[4]	BANK Series 2018-BNK14	3.966%	9/15/60	1,990	1,889
[4]	BANK Series 2018-BNK14	4.128%	9/15/60	2,237	2,231
[4]	BANK Series 2018-BNK14	4.231%	9/15/60	2,425	2,319
[4]	BANK Series 2018-BNK14	4.481%	9/15/60	2,600	2,433
[4]	BANK Series 2018-BNK15	4.407%	11/15/61	9,060	8,717
[4]	BANK Series 2019-BNK16	4.005%	2/15/52	6,850	6,444
[4]	BANK Series 2019-BNK17	3.714%	4/15/52	5,070	4,723
[4]	BANK Series 2019-BNK17	3.976%	4/15/52	2,125	1,948
[4]	BANK Series 2019-BNK18	3.584%	5/15/62	2,925	2,623
[4]	BANK Series 2019-BNK18	3.826%	5/15/62	2,050	1,815
[4]	BANK Series 2019-BNK19	3.183%	8/15/61	3,415	2,995
[4]	BANK Series 2019-BNK19	4.162%	8/15/61	1,575	1,206
[4]	BANK Series 2019-BNK20	3.011%	9/15/62	7,785	6,822
[4]	BANK Series 2019-BNK21	2.851%	10/17/52	2,570	2,252
[4]	BANK Series 2019-BNK21	3.093%	10/17/52	3,275	2,804
9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BANK Series 2019-BNK22	2.978%	11/15/62	3,645	3,237
[4]	BANK Series 2019-BNK23	2.920%	12/15/52	8,290	7,331
[4]	BANK Series 2019-BNK23	3.203%	12/15/52	3,125	2,722
[4]	BANK Series 2019-BNK24	2.960%	11/15/62	15,788	13,967
[4]	BANK Series 2019-BNK24	3.283%	11/15/62	2,900	2,541
[4]	BANK Series 2020-BNK25	2.649%	1/15/63	4,035	3,486
[4]	BANK Series 2020-BNK25	2.841%	1/15/63	2,970	2,522
[4]	BANK Series 2020-BNK26	2.403%	3/15/63	7,635	6,507
[4]	BANK Series 2020-BNK26	2.687%	3/15/63	2,410	2,015
[4]	BANK Series 2020-BNK27	2.144%	4/15/63	6,675	5,478
[4]	BANK Series 2020-BNK27	2.551%	4/15/63	1,950	1,598
[4]	BANK Series 2020-BNK28	1.844%	3/15/63	1,950	1,595
[4]	BANK Series 2020-BNK29	1.997%	11/15/53	5,075	4,064
[4]	BANK Series 2020-BNK30	1.925%	12/15/53	3,425	2,749
[4]	BANK Series 2020-BNK30	2.111%	12/15/53	415	329
[4]	BANK Series 2021-BNK31	2.036%	2/15/54	2,425	1,980
[4]	BANK Series 2021-BNK31	2.211%	2/15/54	1,425	1,145
[4]	BANK Series 2021-BNK32	2.643%	4/15/54	4,200	3,566
[4]	BANK Series 2021-BNK33	2.556%	5/15/64	9,971	8,398
[4]	BANK Series 2021-BNK34	2.438%	6/15/63	7,875	6,353
[4]	BANK Series 2021-BNK35	2.285%	6/15/64	4,700	3,860
[4]	BANK Series 2021-BNK36	2.470%	9/15/64	6,800	5,643
[4]	BANK Series 2021-BNK36	2.695%	9/15/64	2,100	1,721
[4]	BANK Series 2021-BNK37	2.618%	11/15/64	6,825	5,673
[4]	BANK Series 2022-BNK40	3.506%	3/15/64	2,650	2,331
[4]	BANK Series 2022-BNK41	3.917%	4/15/65	2,550	2,304
[4]	BANK Series 2022-BNK43	4.399%	8/15/55	9,375	8,748
[4]	BANK Series 2022-BNK43	4.830%	8/15/55	1,950	1,819
[4]	BANK Series 2023-5YR2	6.656%	7/15/56	6,575	6,842
[4]	BANK Series 2023-5YR2	7.379%	7/15/56	2,200	2,301
[4]	BANK Series 2023-5YR3	6.724%	9/15/56	3,300	3,450
[4]	BANK Series 2023-5YR3	7.559%	9/15/56	3,450	3,658
[4]	BANK Series 2023-5YR3	7.559%	9/15/56	1,650	1,728
[4]	BANK Series 2023-5YR4	6.500%	12/15/56	1,082	1,122
[4]	BANK Series 2023-5YR4	7.274%	12/15/56	600	633
[4]	BANK Series 2023-BNK45	5.203%	2/15/56	3,225	3,183
[4]	BANK Series 2023-BNK45	5.651%	2/15/56	1,825	1,804
[4]	BANK Series 2023-BNK46	5.745%	8/15/56	6,600	6,768
[4]	BANK Series 2023-BNK46	6.385%	8/15/56	1,525	1,604
[4]	BANK Series 2024-BNK47	5.716%	6/15/57	10,085	10,373
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	421	400
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	7,206
[4]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	2,652
[4]	BANK Trust Series 2024-5YR6	6.225%	5/15/57	37,200	38,434
[4]	BANK Trust Series 2024-5YR6	6.790%	5/15/57	19,500	20,313
[4]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,550	16,238
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	11,254
[4]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	919
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	6,064
[4]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	5,888
[4]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	5,200	5,100
[4]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	16,875	16,728
[4]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	10,099
[4]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	2,744
[4]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	9,714
[4]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	5,293
[4]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,378
[4]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,473
[4]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	4,788
[4]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	984
[4]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	5,986
[4]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,104
[4]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	875
[4]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	4,300	3,624
[4]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	10,600	9,061
[4]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	1,000	1,050
[4]	BBCMS Mortgage Trust Series 2023-5C23	7.703%	12/15/56	250	267
[4]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,225	3,254
[4]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,075	1,085
[4]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	2,200	2,235
10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	875	894
[4]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	6,650	6,967
[4]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	3,550	3,715
[4]	BBCMS Mortgage Trust Series 2023-C21	6.506%	9/15/56	1,100	1,129
[4]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	4,400	4,862
[4]	BBCMS Mortgage Trust Series 2023-C22	7.363%	11/15/56	1,350	1,500
[4]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	8,030	8,227
[4]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/57	4,000	4,095
[1,4]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/57	1,800	1,850
[1,4]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/57	2,250	2,313
[4]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	2,650	2,670
[4]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/57	450	459
[4]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	5,300	5,517
[4]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,500	6,323
[4]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	4,594
[4]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	1,888
[4]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	14,003
[4]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	5,256
[4]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	347	343
[4]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	9,723
[4]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	2,594
[4]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	3,726
[4]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,003
[4]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,653
[4]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	6,678
[4]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	2,027
[4]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	1,770	1,731
[4]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	9,841
[4]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	6,821
[4]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	3,706
[4]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,600	2,427
[4]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	6,052
[4]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	6,908
[4]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	2,903
[4]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	1,779
[4]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,304
[4]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	2,991
[4]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	10,454
[4]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	3,762
[4]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	920
[4]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	3,698
[4]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	878
[4]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,094
[4]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	11,939
[4]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	995
[4]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	1,896
[4]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	602
[4]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	3,773
[4]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	318
[4]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	4,851
[4]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	483
[4]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	11,657
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	5,157
[4]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	1,582
[4]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	7,758
[4]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	2,499
[4]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	4,777
[4]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	1,031
[4]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	5,231
[4]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	2,383
[4]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	7,745	6,399
[4]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	3,450
[4]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	735
[4]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,103
[4]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	687
[4]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	10,550	8,766
[4]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	2,000	1,673
[4]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	13,550	11,290
[4]	Benchmark Mortgage Trust Series 2022-B32	3.528%	1/15/55	3,425	2,814
[4]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	3,350	2,949
11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	2,675	2,349
[4]	Benchmark Mortgage Trust Series 2022-B35	4.592%	5/15/55	10,000	9,237
[4]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	4,300	4,058
[4]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,300	1,209
[4]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	10,950	11,291
[4]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	3,525	3,666
[4]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	4,325	4,375
[4]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,175	2,227
[4]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,100	1,135
[4]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	3,520	3,673
[4]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/57	2,700	2,743
[4]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/57	550	565
[4]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	8,250	8,428
[4]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/29	7,250	7,440
[4]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,000	2,629
[4]	BMO Mortgage Trust Series 2022-C2	4.973%	7/15/54	3,425	3,340
[4]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	10,675	10,658
[4]	BMO Mortgage Trust Series 2022-C3	5.503%	9/15/54	1,500	1,473
[4]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,300	1,347
[4]	BMO Mortgage Trust Series 2023-5C1	7.355%	8/15/56	700	729
[4]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	1,900	2,022
[4]	BMO Mortgage Trust Series 2023-5C2	7.485%	11/15/56	3,700	3,912
[4]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,200	3,155
[4]	BMO Mortgage Trust Series 2023-C4	5.541%	2/15/56	681	678
[4]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	2,600	2,675
[4]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	875	894
[4]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	6,620	6,905
[4]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	2,200	2,320
[4]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	4,300	4,549
[4]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	2,200	2,352
[4]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	4,450	4,502
[4]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/57	800	817
[4]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	9,550	10,002
[4]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/57	9,550	10,002
[4]	BMO Mortgage Trust Series 2024-5C4	7.254%	5/15/57	5,500	5,721
[4]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	11,255	11,483
[4]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/57	5,321	5,400
[1,4]	BMO Mortgage Trust Series 2024-C9	1.000%	7/15/57	9,700	9,991
[1,4]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	9,015	9,285
[4]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	1,982	1,978
[4]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	1,300	1,295
[4]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	1,775	1,783
[4]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,650	1,665
[4]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/27	7,100	7,062
[4]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/27	3,575	3,559
[4]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	1,120	1,105
[4]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	425	414
[4]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	1,537	1,542
[4]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	440	442
[4]	BMW Vehicle Owner Trust Series 2024-A	5.180%	2/26/29	12,250	12,262
[4]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	5,190
[4]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	5,324
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	5,427
[4]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,250
[4]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,250	14,315
[4]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	10,000	9,978
[4]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	24,275	21,141
[4]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	21,375	21,009
[4]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	22,850	22,418
[4]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	21,500	21,133
[4]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	17,325	17,091
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	2,051	2,002
[4]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,120	1,065
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	3,571	3,507
[4]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	2,625	2,533
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	3,950	3,888
[4]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,175	1,141
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	2,150	2,135
[4]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,300	1,288
[4]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	98	97
12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	669	660
[4]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	195
[4]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	219	217
[4]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	607
[4]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	930	920
[4]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,275	1,230
[4]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	2,491	2,426
[4]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	1,009
[4]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	3,159	3,077
[4]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,150	2,027
[4]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	3,457	3,408
[4]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,225	1,190
[4]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	5,125	5,083
[4]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	1,725	1,703
[4]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	4,325	4,305
[4]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,300	1,292
[4]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	2,740	2,738
[4]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	1,760	1,765
[4]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	1,450	1,467
[4]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	1,750	1,791
[4]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	2,200	2,188
[4]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	800	797
[4]	CarMax Auto Owner Trust Series 2024-2	5.500%	1/16/29	5,500	5,529
[4]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/29	4,250	4,300
[4]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/28	1,100	1,100
[4]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/30	1,000	999
[4]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	44	44
[4]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	1,538	1,507
[4]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	675	632
[4]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	941
[4]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,207
[4]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	4,663
[4]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	941	914
[4]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	13,144
[4]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	3,136
[4]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,103
[4]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,752
[4]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,274
[4]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	1,634	1,580
[4]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	4,418
[4]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	2,579
[4]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	495	484
[4]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	12,125
[4]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	2,658
[4]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	7,380
[4]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	633	627
[4]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,547
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	475	467
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	4,856
[4]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,431
[4]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	9,155
[4]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,202
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	9,240
[4]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	1,823
[4]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	3,400	3,345
[4]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	7,520	7,539
[4]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	6,640	6,692
[4]	Chase Issuance Trust Series 2024-A1	4.600%	1/16/29	11,550	11,444
[4]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	6,200	6,155
[4]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	4,880	5,212
[4]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	10,700	10,314
[4]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	1,450	1,449
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,272	1,210
[4]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	1,128	1,126
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,338
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	2,980
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	2,851
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	2,843
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	4,015	3,938
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,269
13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	1,800	1,745
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	666	653
[4]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	3,777
[4]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,363
[4]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	552	539
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,424
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	9,214
[4]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	10,323
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,445
[4]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,222
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,456	1,366
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	7,776
[4]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,439
[4]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,225
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,875	6,500
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	1,092	1,082
[4]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	14,679
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	4,751	4,510
[4]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,135
[4]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	1,792
[4]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	1,848
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	11,210	9,973
[4]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	10,841
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	9,513
[4]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	1,791
[4]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.742%	5/15/54	5,600	5,359
[4]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	1,700	1,656
[4]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	550	516
[4]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	1,783	1,744
[4]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,200	1,146
[4]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	827	813
[4]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	575	558
[4]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	2,000	1,996
[4]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,025	3,000
[4]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	625	617
[4]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,400	4,431
[4]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	900	910
[4]	CNH Equipment Trust Series 2024-A	4.770%	6/15/29	2,550	2,532
[4]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	1,000	989
[4]	CNH Equipment Trust Series 2024-B	5.190%	9/17/29	2,500	2,507
[4]	CNH Equipment Trust Series 2024-B	5.230%	11/17/31	2,500	2,514
[4]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	494	454
[4]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	175
[4]	COMM Mortgage Trust Series 2014-CR14	3.798%	2/10/47	1,495	1,419
[4]	COMM Mortgage Trust Series 2014-CR15	4.032%	2/10/47	464	448
[4]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	875	873
[4]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	308	307
[4]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	3,210	3,197
[4]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	1,982
[4]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	3,894	3,816
[4]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	47	46
[4]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	2,758	2,751
[4]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	20	20
[4]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	5,986
[4]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	5,388	5,367
[4]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	161	160
[4]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	7,417
[4]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,217
[4]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	6,403
[4]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	257	255
[4]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,415
[4]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	514	505
[4]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,750	4,637
[4]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,885	10,554
[4]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	914	900
[4]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	3,670
[4]	COMM Mortgage Trust Series 2015-CR27	4.485%	10/10/48	800	752
[4]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	42	42
[4]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,086
[4]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	255	251
14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	7,597
[4]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,970	10,639
[4]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	1,211	1,194
[4]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	321	310
[4]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,357
[4]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,361
[4]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	6,199
[4]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	30,694
[4]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,110
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	1,858
[4]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,460
[4]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,704
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	324	322
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	6,522
[4]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.243%	8/15/48	1,625	1,508
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	507	500
[4]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	8,000	7,784
[4]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	7,896
[4]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	7,247
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	3,858
[4]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	5,449
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	12,043
[4]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	5,630
[4]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	14,595
[4]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	11,315
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	10,780
[4]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	1,744
[4]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	2,111	2,106
[4]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	950	946
[4]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/27	5,395	5,411
[4]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/31	6,625	6,676
[4]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,873	5,493
[4]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,481
[4]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,219
[4]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	5,562
[4]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,437
[4]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	5,764
[4]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	9,725	9,622
[4]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	7,555
[4]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	11,500	11,240
[4]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	21,500	21,103
[4]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	23,025	22,595
[4]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	12,625	12,578
[4]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	17,200	16,941
[4]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	17,550	17,477
[4]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	193	192
[4]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	2,550	2,466
[4]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	549	543
[4]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	715	708
[4]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,115	2,963
[4]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	899	889
[4]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	1,700	1,635
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	176	176
[4]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,150	2,129
[4]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,075	1,052
[4]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	855	854
[4]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	1,725	1,717
[4]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,150	1,157
[4]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,350	1,341
[4]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	425	424
[4]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	850	852
[4]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	850	866
[4]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	844	844
[4]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	1,000	997
[4]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	450	455
[4]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	780	783
[4]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	1,100	1,110
[4]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/28	3,000	3,003
[4,5]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	410	409
[4,5]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	1,972	1,963
15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	4,773	4,736
[4,5]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	4,049	3,989
[4,5]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	2,135	2,112
[4,5]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	3,825	3,770
[4,5]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	6,520	6,426
[4,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	2,182	2,088
[4,5]	Fannie Mae-Aces Series 2015-M12	2.891%	5/25/25	4,184	4,073
[4,5]	Fannie Mae-Aces Series 2015-M13	2.790%	6/25/25	2,306	2,247
[4,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	4,355	4,233
[4,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	1,915	1,842
[4,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	2,098	2,007
[4,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	6,728	6,424
[4,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	3,959	3,775
[4,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	1,504	1,431
[4,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	13,107	12,457
[4,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	8,906	8,444
[4,5]	Fannie Mae-Aces Series 2016-M12	2.525%	9/25/26	8,554	8,106
[4,5]	Fannie Mae-Aces Series 2016-M13	2.602%	9/25/26	6,761	6,419
[4,5]	Fannie Mae-Aces Series 2017-M1	2.496%	10/25/26	7,319	6,919
[4,5]	Fannie Mae-Aces Series 2017-M2	2.919%	2/25/27	4,404	4,191
[4,5]	Fannie Mae-Aces Series 2017-M3	2.547%	12/25/26	9,010	8,495
[4,5]	Fannie Mae-Aces Series 2017-M4	2.636%	12/25/26	7,568	7,151
[4,5]	Fannie Mae-Aces Series 2017-M5	3.093%	4/25/29	833	775
[4,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	7,526	7,158
[4,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	16,878	16,064
[4,5]	Fannie Mae-Aces Series 2017-M10	2.591%	7/25/24	1,266	1,261
[4,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,865	4,488
[4,5]	Fannie Mae-Aces Series 2017-M12	3.161%	6/25/27	8,003	7,617
[4,5]	Fannie Mae-Aces Series 2017-M14	2.906%	11/25/27	2,984	2,797
[4,5]	Fannie Mae-Aces Series 2017-M15	3.059%	9/25/27	89	84
[4,5]	Fannie Mae-Aces Series 2017-M15	3.205%	11/25/27	9,893	9,434
[4,5]	Fannie Mae-Aces Series 2018-M1	3.090%	12/25/27	444	419
[4,5]	Fannie Mae-Aces Series 2018-M2	3.002%	1/25/28	18,305	17,251
[4,5]	Fannie Mae-Aces Series 2018-M3	3.171%	2/25/30	3,056	2,814
[4,5]	Fannie Mae-Aces Series 2018-M4	3.166%	3/25/28	5,292	4,993
[4,5]	Fannie Mae-Aces Series 2018-M7	3.129%	3/25/28	3,702	3,497
[4,5]	Fannie Mae-Aces Series 2018-M8	3.412%	6/25/28	4,043	3,833
[4,5]	Fannie Mae-Aces Series 2018-M10	3.469%	7/25/28	2,863	2,724
[4,5]	Fannie Mae-Aces Series 2018-M12	3.756%	8/25/30	15,800	14,880
[4,5]	Fannie Mae-Aces Series 2018-M13	3.863%	9/25/30	5,599	5,311
[4,5]	Fannie Mae-Aces Series 2018-M14	3.701%	8/25/28	8,574	8,185
[4,5]	Fannie Mae-Aces Series 2019-M1	3.665%	9/25/28	11,398	10,879
[4,5]	Fannie Mae-Aces Series 2019-M2	3.745%	11/25/28	12,230	11,677
[4,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	8,855	8,260
[4,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,073	7,579
[4,5]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/29	1,000	932
[4,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	8,586	7,986
[4,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	15,309	14,141
[4,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,380	22,414
[4,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	10,465	9,381
[4,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	7,700	6,694
[4,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,325	6,448
[4,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	13,631	12,290
[4,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	7,143	6,350
[4,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	6,551	6,176
[4,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	16,990
[4,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,062	4,439
[4,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	7,183	6,108
[4,5]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	672
[4,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	11,293
[4,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	11,735
[4,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	8,230
[4,5]	Fannie Mae-Aces Series 2020-M52	1.359%	10/25/30	10,825	8,950
[4,5]	Fannie Mae-Aces Series 2021-M1	1.436%	11/25/30	9,985	8,107
[4,5]	Fannie Mae-Aces Series 2021-M1G	1.518%	11/25/30	2,575	2,110
[4,5]	Fannie Mae-Aces Series 2021-M3G	1.287%	1/25/31	12,050	9,727
[4,5]	Fannie Mae-Aces Series 2021-M4	1.512%	2/25/31	47,775	38,694
[4,5]	Fannie Mae-Aces Series 2021-M11	1.506%	3/25/31	16,650	13,432
[4,5]	Fannie Mae-Aces Series 2021-M13	1.652%	4/25/31	2,490	2,025
[4,5]	Fannie Mae-Aces Series 2021-M13	1.680%	3/25/33	2,200	1,701
16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2021-M19	1.797%	10/25/31	14,425	11,682
[4,5]	Fannie Mae-Aces Series 2022-M1	1.724%	10/25/31	16,650	13,394
[4,5]	Fannie Mae-Aces Series 2022-M1G	1.583%	9/25/31	3,725	3,023
[4,5]	Fannie Mae-Aces Series 2022-M3	1.764%	11/25/31	5,400	4,387
[4,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	8,150	7,116
[4,5]	Fannie Mae-Aces Series 2022-M8	2.001%	12/25/31	8,375	6,854
[4,5]	Fannie Mae-Aces Series 2022-M10	2.002%	1/25/32	12,600	10,310
[4,5]	Fannie Mae-Aces Series 2023-M1S	4.651%	4/25/33	8,600	8,405
[4,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	8,560	8,337
[4,5]	Fannie Mae-Aces Series 2023-M8	4.620%	3/25/33	3,150	3,067
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	610	607
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	20,834	20,716
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,088	9,016
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,194	31,799
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	5,950	5,876
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	5,032	4,955
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,771	5,675
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,429	4,349
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	11,134
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,833	3,743
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,237
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,039
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,376
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,125
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	7,205
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,088
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	8,952
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	8,953
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	4,806
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	7,699
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,368	16,697
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	17,582
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	15,610
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	14,915
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	16,783
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	9,890	9,409
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	3,808
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	7,453
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	13,183
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	7,496
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	10,501
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	4,318
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	6,681
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	9,849
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	6,691
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	27,546
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	12,151
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,015
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	22,855
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,076	2,020
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	9,820
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	15,823
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	22,079
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	14,328
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	25,885
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	13,404
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	872	849
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	10,546
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	12,154
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	9,498
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	9,098
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	2,935
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	9,813
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	16,965
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	11,720
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	11,545
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	9,860
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	16,648
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	10,550
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	14,909
17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	13,854
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	11,321
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,560	18,118
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,600	3,963
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	15,186
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	12,506	10,541
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	7,805
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,089
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	8,187
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	1,700	1,406
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	8,876
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	11,309
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	11,002
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	14,586
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,075
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	10,187
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,240	1,078
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	6,487
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	547	482
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	6,447
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	19,925
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	9,678
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	71
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	15,000
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	18,245
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	10,913
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,631	2,288
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	17,822
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	6,626
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	29,931
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	6,200	5,172
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	10,200	8,541
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	823	723
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	9,600	8,115
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	6,275	5,273
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	8,350	7,143
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	6,200	5,214
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	23,377	19,737
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	1,966	1,765
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	21,325	19,468
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,174
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/32	20,000	18,595
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	13,963
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	7,276
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	3,300	3,094
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	4,036
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	3,880
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	8,199
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	5,100	4,964
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	2,798
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	11,400	10,901
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	3,512
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	8,790
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/33	45,550	43,008
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,182
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	8,240	8,045
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	13,000	12,690
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	6,700	6,735
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/34	10,000	10,121
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	8,540	8,526
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	6,440	6,380
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	6,000	5,976
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	10,750	10,682
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	7,750	7,732
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	5,150	5,183
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	3,250	3,246
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	4,300	4,319
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/28	6,700	6,654
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/29	9,950	10,158
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/29	8,700	8,905
18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/29	8,500	8,657
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/29	29,400	30,015
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/29	7,000	7,089
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	3,433	3,420
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	11,137	11,076
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	40,869	40,504
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	11,423	11,300
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	7,765	7,669
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,002	9,854
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	16,249
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	15,795	15,184
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	18,025
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,130
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	18,407
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	21,905
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	8,932
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	5,933
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,646	4,136
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,512
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	8,325	7,438
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	7,500	6,684
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	1,800	1,591
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	8,525	8,361
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	8,640	8,407
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	11,050	10,807
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	4,750	4,782
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/31	8,500	8,683
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,099
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	11,231
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	3,830
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	9,197
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	21,216
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	8,384
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	9,894
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	7,216
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	13,444
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	3,113
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,026	16,486
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,849	2,327
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	8,094
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	11,465	8,628
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	7,550	5,783
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	6,928	6,787
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	6,786
[4]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	6,180	6,196
[4]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	1,380	1,392
[4]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	3,200	3,241
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	59	59
[4]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,100	1,098
[4]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	3,127	3,119
[4]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	975	969
[4]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	4,850	4,870
[4]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,550	1,560
[4]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	1,100	1,112
[4]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,182	1,160
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	201	200
[4]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,613
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	1,151	1,129
[4]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	650	619
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	2,400	2,377
[4]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	975	955
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	4,685	4,656
[4]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	3,850	3,806
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	2,250	2,229
[4]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,075	1,060
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,300	3,297
[4]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	650	649
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	4,950	4,976
[4]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	1,850	1,871
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.090%	12/15/28	6,600	6,588
19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	6,420	6,411
[4]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/29	7,150	7,145
[4]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	1,000	998
[4]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	8,785	8,429
[4]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,585	8,527
[4]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	9,259
[4]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,241	1,238
[4]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	425	423
[4]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	1,308	1,305
[4]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	1,700	1,690
[4]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	1,925	1,921
[4]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	2,150	2,143
[4]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	850	849
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	2,600	2,590
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	425	423
[4]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	875	875
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	1,550	1,549
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/27	475	476
[4]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	900	906
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	3/22/27	4,900	4,876
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/28	1,100	1,097
[4]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/28	1,100	1,100
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/27	5,000	5,014
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/28	5,000	5,015
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	568	566
[4]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	502	498
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	41	41
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,330	11,139
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	504	498
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	850	821
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	1,550	1,524
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	2,575	2,454
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	1,364	1,332
[4]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,200	1,134
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	1,206	1,179
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	750	708
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	2,400	2,362
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	550	530
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	1,912	1,886
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,400	1,363
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	6,600	6,561
[4]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,300	1,290
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	2,500	2,478
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	650	642
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	3,650	3,610
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	3,450	3,389
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	1,866	1,872
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	1,098	1,103
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	2,750	2,776
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	2,650	2,694
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.850%	12/18/28	1,100	1,093
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	650	646
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/29	6,250	6,249
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	3,125	3,124
[4]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	420	419
[4]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	5,705	5,682
[4]	GS Mortgage Securities Trust Series 2014-GC24	4.579%	9/10/47	1,175	1,096
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	55	55
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	7,407
[4]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,273
[4]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	1,047
[4]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,400	4,358
[4]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	4,562
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	675	668
[4]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,393
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,716	2,641
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	963	945
[4]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,254
[4]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,576
[4]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	6,696
20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	712	677
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,327
[4]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,693
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	5,408
[4]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	2,113
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	8,412
[4]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	544
[4]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	663
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	13,371
[4]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,361
[4]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	12,910
[4]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	5,241
[4]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	4,598
[4]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	5,560
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	12,280	10,973
[4]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	2,875	2,498
[4]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	4,980
[4]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	5,208
[4]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,468
[4]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,363
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	4,158
[4]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	623
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	1,469	1,450
[4]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,500	1,434
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	678	669
[4]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	850	824
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	3,450	3,434
[4]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	3,450	3,427
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	5,350	5,385
[4]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,750	1,769
[4]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/29	2,500	2,511
[4]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/31	2,500	2,512
[4]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	1,839	1,831
[4]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	642	638
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	842	829
[4]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	750	726
[4]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	1,878	1,840
[4]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	850	818
[4]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	1,393	1,367
[4]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	875	843
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	3,202	3,163
[4]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	650	635
[4]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	2,250	2,241
[4]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,075	1,070
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,175	2,163
[4]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	650	646
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	6,740	6,757
[4]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	900	903
[4]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	2,000	2,018
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.210%	8/15/28	6,450	6,453
[4]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	850	853
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/28	9,900	9,927
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	3,100	3,113
[4]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	341	337
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	61	61
[4]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	850	831
[4]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	973	957
[4]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,075	1,026
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	4,300	4,262
[4]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,375	1,354
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	2,634	2,642
[4]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	768	772
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	2,200	2,213
[4]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,100	1,114
[4]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	1,375	1,348
[4]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	8,900	8,868
[4]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,125	2,122
[4]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	2,700	2,688
[4]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	850	845
[4]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	3,400	3,392
21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	875	872
[4]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	7,620	7,645
[4]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,220	1,227
[4]	John Deere Owner Trust Series 2024-A	4.960%	11/15/28	3,600	3,586
[4]	John Deere Owner Trust Series 2024-A	4.910%	2/18/31	8,000	7,943
[4]	John Deere Owner Trust Series 2024-B	5.200%	3/15/29	3,900	3,912
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	2,739
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	8,665
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,053
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	3,472
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	2,754
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	61	60
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.782%	2/15/47	935	864
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	456	447
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	4,267	4,255
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,474
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	1,968	1,959
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,710
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,512
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,588
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	6,741
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	1,830
[4]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,773
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	518	512
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,094
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	391	387
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	2,841
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	379	377
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,485
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	1,776
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	384	378
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	12,495	12,198
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	998	984
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,441
[4]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,540
[4]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	821	805
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	10,406
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,130
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	8,188
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	2,543
[4]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,162
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,805	12,592
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	8,415
[4]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	736
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,440
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,154
[4]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	800	743
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	2,141	2,017
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	12,627
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	3,456
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	2,635
[4]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,638
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	11,270
[4]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,525	1,406
[4]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	10,563
[4]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,181
[4]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	5,200	5,162
[4]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	2,600	2,573
[4]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	1/18/28	2,500	2,507
[4]	Mercedes-Benz Auto Lease Trust Series 2024-A	5.320%	2/15/30	2,000	2,008
[4]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	152	152
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	1,128	1,107
[4]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	600	568
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	3,950	3,910
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	600	589
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	4,400	4,457
[4]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	3,550	3,652
[4]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.800%	4/16/29	9,750	9,686
[4]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/31	650	645
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.420%	6/15/47	572	546
22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	589	586
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.522%	10/15/47	1,150	1,136
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	49	48
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	341	339
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,801
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	126	125
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	8,457
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	5,265	5,140
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	758	747
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	4,449
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	453	448
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,825	2,741
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	346	343
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,110
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	5,758	5,586
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	486	479
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	6,752
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	497	486
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,482
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	6,843
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	8,783
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	7,987
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	2,861
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	6,155
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	3,561
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,376
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	4,888
[4]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,056
[4]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,330
[4]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,410
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,395
[4]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	2,574
[4]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	6,857
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	6,927
[4]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	2,735
[4]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	574	549
[4]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	6,355
[4]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,875	9,445
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	10,678
[4]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,317
[4]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	5,136
[4]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,025	2,835
[4]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	6,292
[4]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	7,583
[4]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	5,837
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	7,390
[4]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,081
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	3,514
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	616
[4]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	355
[4]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	8,465	7,038
[4]	Morgan Stanley Capital I Trust Series 2022-L8	3.920%	4/15/55	8,550	7,668
[4]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	4,350	4,463
[4]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,000	3,107
[4]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	1,900	1,997
[4]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,075	1,073
[4]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	2,679	2,673
[4]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	925	920
[4]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	1,875	1,875
[4]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	550	550
[4]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/27	2,550	2,531
[4]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	700	696
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	1,077	1,065
[4]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,650	2,537
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	1,733	1,697
[4]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	1,725	1,638
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	3,425	3,395
[4]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	850	838
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	6,700	6,662
[4]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	700	695
23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	1,100	1,110
[4]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	3,800	3,875
[4]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/28	3,000	3,010
[4]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	880	861
[4]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,058
[4]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	2,313	2,253
[4]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	2,783	2,705
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	1,041	1,032
[4]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,100	1,058
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	71	71
[4]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	1,700	1,680
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	2,722	2,689
[4]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,125	2,066
[4]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,275	2,253
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	1,550	1,541
[4]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	1,675	1,657
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	675	670
[4]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	850	842
[4]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	6,861	6,850
[4]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	1,275	1,267
[4]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,345	1,333
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	1,400	1,396
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	875	870
[4]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	875	874
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	440	440
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	1,640	1,641
[4]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	1,220	1,228
[4]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	2,860	2,872
[4]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	1,540	1,551
[4]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	3,980	4,034
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	4,250	4,281
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	2,450	2,494
[4]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	4,400	4,526
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	2,850	2,869
[4]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	650	657
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/28	1,200	1,195
[4]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/28	900	895
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/28	12,500	12,543
[4]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/29	9,000	9,080
[4]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/29	6,780	6,789
[4]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	5,623
[4]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	10,725	10,536
[4]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	5,275	5,310
[4]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	11,050	11,176
[4]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	13,500	13,464
[4]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	232	230
[4]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,005	986
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	2,779	2,751
[4]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,125	2,047
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	1,828	1,799
[4]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,300	1,238
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	1,239	1,214
[4]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	950	898
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	2,690	2,648
[4]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	875	843
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	3,200	3,154
[4]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	525	510
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	2,775	2,751
[4]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,075	1,057
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	3,350	3,315
[4]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,300	1,284
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	3,525	3,515
[4]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	825	822
[4]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	3,400	3,424
[4]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	2,650	2,681
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.830%	10/16/28	5,750	5,713
[4]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	1,350	1,341
[4]	Toyota Auto Receivables Owner Trust Series 2024-B	5.330%	1/16/29	16,000	16,063
[4]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	8,750	8,823
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	7,482
24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,168
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	5,503
[4]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,430
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	6,770
[4]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	2,677
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,282	3,994
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	5,386
[4]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,378
[4]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	3,641
[4]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	5,340
[4]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	2,774
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	4,901	4,635
[4]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,500	2,361
[4]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	3,037
[4]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	11,471
[4]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	7,877
[4]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,468
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	9,708
[4]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,661
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	9,281
[4]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,623
[4]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	9,722
[4]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	8,884
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	3,829
[4]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,132
[4]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	4,312
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	2,482
[4]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,439
[4]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	17,700	17,448
[4]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	7,050	6,892
[4]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	9,800	9,621
[4]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	5,925	5,814
[4]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	10,700	10,567
[4]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	4,550	4,528
[4]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	9,870	9,865
[4]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	2,200	2,206
[4]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	2,850	2,885
[4]	Verizon Master Trust Series 2024-1	5.000%	12/20/28	2,900	2,888
[4]	Verizon Master Trust Series 2024-3	5.540%	4/22/30	5,000	5,039
[4]	Verizon Master Trust Series 2024-4	5.210%	6/20/29	4,500	4,497
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	6,640	6,667
[4]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	2,660	2,678
[4]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/27	6,500	6,493
[4]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/28	5,750	5,750
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	2,297	2,256
[4]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	850	814
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	2,625	2,615
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	725	722
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	2,850	2,871
[4]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	2,200	2,231
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	85	85
[4]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	10,702
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	291	289
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	2,045
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,470
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	7,550
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	1,012
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	526	522
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,223
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	917	899
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	2,943
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	2,783
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	195	194
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	1,846
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	1,948
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,722
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,466
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	4,858
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	837	824
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,751
25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,512	7,335
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	8,314
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,101
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	503	496
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,055
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,395
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	2,775
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	1,899	1,798
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,450	1,366
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	2,778
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	1,191	1,162
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	6,529	6,172
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	973
[4]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	455	428
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	15,429
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,231
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	6,720
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	3,570
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	3,706
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	5,566
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,446
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	9,512
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,463
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	9,332
[4]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	14,569
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	11,622
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	1,980
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	7,789
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	12,394
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	9,987
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	16,426
[4]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	4,948
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,675	10,085
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	5,609
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	7,872
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,425
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,299
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	7,380
[4]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	4,448
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	8,735	7,638
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,328
[4]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,637
[4]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	3,900
[4]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/29	9,750	9,735
[4]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	337	322
[4]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	392	378
[4]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	1,410	1,404
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	7,471
[4]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,075
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,137
[4]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	765
[4]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	2,057
[4]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	5,000	4,950
[4]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	760	748
[4]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	252	250
[4]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	655
[4]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	999	983
[4]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	1,427	1,397
[4]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,500	1,422
[4]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	1,776	1,739
[4]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,600	2,459
[4]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	2,628	2,563
[4]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	425	401
[4]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	3,264	3,218
[4]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,300	1,261
[4]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,125	2,092
[4]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,075	1,041
[4]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	4,950	4,921
[4]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,325	1,309
[4]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	3,525	3,490
26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	3,450	3,407
[4]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	2,200	2,193
[4]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	450	449
[4]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	2,200	2,227
[4]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	1,000	1,018
[4]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/29	4,900	4,876
[4]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	1,500	1,491
[4]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/29	3,500	3,510
[4]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	2,500	2,517
[4]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	3,000	2,986
[4]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	650	646
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.260%	10/15/27	5,000	5,006
[4]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.250%	9/17/29	3,600	3,609
[4]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	216	214
[4]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	4,325	4,325
[4]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,150	2,160
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,751,985)					6,267,772
Corporate Bonds (26.0%)
Communications (2.1%)
	Alphabet Inc.	0.450%	8/15/25	9,500	9,044
	Alphabet Inc.	0.800%	8/15/27	12,295	10,956
	Alphabet Inc.	1.100%	8/15/30	20,600	16,824
	Alphabet Inc.	1.900%	8/15/40	15,000	9,770
	Alphabet Inc.	2.050%	8/15/50	26,687	15,153
	Alphabet Inc.	2.250%	8/15/60	23,000	12,713
	America Movil SAB de CV	3.625%	4/22/29	7,600	7,096
	America Movil SAB de CV	2.875%	5/7/30	6,200	5,461
	America Movil SAB de CV	4.700%	7/21/32	7,800	7,493
	America Movil SAB de CV	6.375%	3/1/35	8,615	9,221
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,000
	America Movil SAB de CV	6.125%	3/30/40	19,236	19,940
	America Movil SAB de CV	4.375%	7/16/42	10,725	9,102
	America Movil SAB de CV	4.375%	4/22/49	22,780	18,843
	AT&T Inc.	3.875%	1/15/26	13,100	12,789
	AT&T Inc.	5.539%	2/20/26	22,000	22,002
	AT&T Inc.	1.700%	3/25/26	30,900	29,006
	AT&T Inc.	3.800%	2/15/27	17,926	17,321
	AT&T Inc.	4.250%	3/1/27	11,658	11,389
	AT&T Inc.	2.300%	6/1/27	22,330	20,659
	AT&T Inc.	1.650%	2/1/28	37,901	33,661
[4]	AT&T Inc.	4.100%	2/15/28	15,722	15,176
	AT&T Inc.	4.350%	3/1/29	41,383	40,111
[4]	AT&T Inc.	4.300%	2/15/30	33,231	31,837
	AT&T Inc.	2.750%	6/1/31	30,160	25,830
	AT&T Inc.	2.250%	2/1/32	16,500	13,391
	AT&T Inc.	2.550%	12/1/33	52,320	41,587
	AT&T Inc.	4.500%	5/15/35	26,975	24,838
	AT&T Inc.	5.250%	3/1/37	11,000	10,680
	AT&T Inc.	4.900%	8/15/37	15,625	14,582
	AT&T Inc.	4.850%	3/1/39	19,600	17,955
	AT&T Inc.	3.500%	6/1/41	78,597	60,128
	AT&T Inc.	4.300%	12/15/42	16,890	14,050
	AT&T Inc.	4.650%	6/1/44	14,105	12,044
	AT&T Inc.	4.350%	6/15/45	15,749	13,042
	AT&T Inc.	4.750%	5/15/46	56,750	49,126
[4]	AT&T Inc.	5.150%	11/15/46	6,241	5,795
	AT&T Inc.	4.500%	3/9/48	20,763	17,120
	AT&T Inc.	4.550%	3/9/49	17,065	14,142
	AT&T Inc.	5.150%	2/15/50	5,000	4,536
	AT&T Inc.	3.650%	6/1/51	35,445	25,030
	AT&T Inc.	3.500%	9/15/53	84,945	57,655
	AT&T Inc.	3.550%	9/15/55	100,900	67,986
	AT&T Inc.	3.800%	12/1/57	77,016	53,778
	AT&T Inc.	3.650%	9/15/59	70,707	47,456
	AT&T Inc.	3.850%	6/1/60	22,790	15,902
	Baidu Inc.	4.125%	6/30/25	100	99
	Baidu Inc.	1.720%	4/9/26	9,000	8,451
	Baidu Inc.	1.625%	2/23/27	2,033	1,855
27

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baidu Inc.	3.625%	7/6/27	5,375	5,136
	Baidu Inc.	4.375%	3/29/28	4,025	3,926
	Baidu Inc.	4.875%	11/14/28	4,365	4,324
	Baidu Inc.	3.425%	4/7/30	4,436	4,048
	Baidu Inc.	2.375%	10/9/30	5,000	4,250
	Baidu Inc.	2.375%	8/23/31	9,375	7,767
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	34,460	33,787
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	18,430	18,025
[4]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,000	3,589
[4]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	3,618
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	7,689	7,449
	Booking Holdings Inc.	3.650%	3/15/25	7,850	7,740
	Booking Holdings Inc.	3.600%	6/1/26	11,245	10,935
	Booking Holdings Inc.	3.550%	3/15/28	170	162
	Booking Holdings Inc.	4.625%	4/13/30	27,100	26,663
	British Telecommunications plc	5.125%	12/4/28	4,200	4,186
	British Telecommunications plc	9.625%	12/15/30	28,483	34,779
	Charter Communications Operating LLC	4.908%	7/23/25	9,689	9,606
	Charter Communications Operating LLC	6.150%	11/10/26	34,470	34,792
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	24,486
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	11,576
	Charter Communications Operating LLC	2.250%	1/15/29	13,000	11,120
	Charter Communications Operating LLC	5.050%	3/30/29	15,917	15,307
	Charter Communications Operating LLC	6.100%	6/1/29	25,245	25,338
	Charter Communications Operating LLC	2.800%	4/1/31	13,655	11,166
	Charter Communications Operating LLC	2.300%	2/1/32	15,200	11,749
	Charter Communications Operating LLC	4.400%	4/1/33	9,700	8,569
	Charter Communications Operating LLC	6.650%	2/1/34	9,900	10,002
	Charter Communications Operating LLC	6.550%	6/1/34	20,500	20,536
	Charter Communications Operating LLC	6.384%	10/23/35	13,400	13,063
	Charter Communications Operating LLC	5.375%	4/1/38	8,925	7,792
	Charter Communications Operating LLC	3.500%	6/1/41	15,280	10,271
	Charter Communications Operating LLC	3.500%	3/1/42	13,625	9,097
	Charter Communications Operating LLC	6.484%	10/23/45	32,034	29,300
	Charter Communications Operating LLC	5.375%	5/1/47	23,009	18,393
	Charter Communications Operating LLC	5.750%	4/1/48	34,750	29,130
	Charter Communications Operating LLC	5.125%	7/1/49	20,300	15,620
	Charter Communications Operating LLC	4.800%	3/1/50	42,060	30,915
	Charter Communications Operating LLC	3.700%	4/1/51	36,550	22,312
	Charter Communications Operating LLC	3.900%	6/1/52	20,700	12,974
	Charter Communications Operating LLC	5.250%	4/1/53	5,700	4,478
	Charter Communications Operating LLC	6.834%	10/23/55	13,025	12,338
	Charter Communications Operating LLC	3.850%	4/1/61	23,000	13,484
	Charter Communications Operating LLC	4.400%	12/1/61	17,200	11,228
	Charter Communications Operating LLC	3.950%	6/30/62	15,010	8,893
	Charter Communications Operating LLC	5.500%	4/1/63	5,675	4,410
	Comcast Corp.	3.375%	8/15/25	29,213	28,619
	Comcast Corp.	3.950%	10/15/25	29,526	29,061
	Comcast Corp.	3.150%	3/1/26	20,090	19,423
	Comcast Corp.	2.350%	1/15/27	31,886	29,860
	Comcast Corp.	3.300%	2/1/27	19,195	18,398
	Comcast Corp.	3.300%	4/1/27	6,000	5,738
	Comcast Corp.	3.150%	2/15/28	21,300	20,011
	Comcast Corp.	3.550%	5/1/28	7,027	6,674
	Comcast Corp.	4.150%	10/15/28	58,406	56,559
	Comcast Corp.	4.550%	1/15/29	10,611	10,446
	Comcast Corp.	5.100%	6/1/29	12,550	12,630
	Comcast Corp.	2.650%	2/1/30	21,500	19,033
	Comcast Corp.	3.400%	4/1/30	26,955	24,779
	Comcast Corp.	4.250%	10/15/30	16,075	15,414
	Comcast Corp.	1.950%	1/15/31	15,866	13,094
	Comcast Corp.	1.500%	2/15/31	10,100	8,110
	Comcast Corp.	5.500%	11/15/32	15,000	15,342
	Comcast Corp.	4.250%	1/15/33	18,835	17,604
	Comcast Corp.	7.050%	3/15/33	2,200	2,458
	Comcast Corp.	4.800%	5/15/33	23,659	22,998
	Comcast Corp.	5.300%	6/1/34	7,455	7,470
	Comcast Corp.	4.200%	8/15/34	5,900	5,408
	Comcast Corp.	5.650%	6/15/35	6,890	7,071
	Comcast Corp.	4.400%	8/15/35	17,305	16,012
28

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	6.500%	11/15/35	2,791	3,048
Comcast Corp.	3.200%	7/15/36	9,475	7,656
Comcast Corp.	6.450%	3/15/37	8,723	9,440
Comcast Corp.	3.900%	3/1/38	11,000	9,312
Comcast Corp.	4.600%	10/15/38	31,065	28,275
Comcast Corp.	3.250%	11/1/39	16,000	12,311
Comcast Corp.	3.750%	4/1/40	20,050	16,293
Comcast Corp.	4.650%	7/15/42	16,000	14,327
Comcast Corp.	4.600%	8/15/45	14,092	12,253
Comcast Corp.	3.400%	7/15/46	35,239	25,451
Comcast Corp.	4.000%	8/15/47	12,675	9,955
Comcast Corp.	3.969%	11/1/47	20,736	16,164
Comcast Corp.	4.000%	3/1/48	10,725	8,425
Comcast Corp.	4.700%	10/15/48	12,286	10,877
Comcast Corp.	3.999%	11/1/49	33,446	26,068
Comcast Corp.	3.450%	2/1/50	15,950	11,266
Comcast Corp.	2.800%	1/15/51	17,225	10,617
Comcast Corp.	2.887%	11/1/51	56,234	35,111
Comcast Corp.	2.450%	8/15/52	14,475	8,150
Comcast Corp.	4.049%	11/1/52	20,932	16,221
Comcast Corp.	5.350%	5/15/53	25,977	24,889
Comcast Corp.	2.937%	11/1/56	68,187	41,138
Comcast Corp.	4.950%	10/15/58	11,739	10,484
Comcast Corp.	2.650%	8/15/62	9,925	5,405
Comcast Corp.	2.987%	11/1/63	37,622	22,070
Comcast Corp.	5.500%	5/15/64	19,855	19,105
Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	55,548
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,239
Discovery Communications LLC	3.450%	3/15/25	7,161	7,033
Discovery Communications LLC	4.900%	3/11/26	9,000	8,869
Discovery Communications LLC	3.950%	3/20/28	28,714	26,844
Discovery Communications LLC	4.125%	5/15/29	19,874	18,350
Discovery Communications LLC	3.625%	5/15/30	8,650	7,611
Discovery Communications LLC	5.000%	9/20/37	5,350	4,577
Discovery Communications LLC	6.350%	6/1/40	8,215	7,840
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,068
Electronic Arts Inc.	1.850%	2/15/31	8,500	6,941
Electronic Arts Inc.	2.950%	2/15/51	8,500	5,487
Expedia Group Inc.	5.000%	2/15/26	8,955	8,885
Expedia Group Inc.	4.625%	8/1/27	16,500	16,196
Expedia Group Inc.	3.800%	2/15/28	7,958	7,574
Expedia Group Inc.	3.250%	2/15/30	14,355	12,944
Expedia Group Inc.	2.950%	3/15/31	6,642	5,750
FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,871
FactSet Research Systems Inc.	3.450%	3/1/32	5,500	4,793
Fox Corp.	4.709%	1/25/29	21,325	20,944
Fox Corp.	3.500%	4/8/30	6,648	6,059
Fox Corp.	6.500%	10/13/33	14,406	15,097
Fox Corp.	5.476%	1/25/39	15,500	14,774
Fox Corp.	5.576%	1/25/49	16,820	15,435
Grupo Televisa SAB	8.500%	3/11/32	275	313
Grupo Televisa SAB	6.625%	1/15/40	4,845	4,779
Grupo Televisa SAB	5.000%	5/13/45	22,660	18,802
Grupo Televisa SAB	6.125%	1/31/46	4,800	4,618
Grupo Televisa SAB	5.250%	5/24/49	7,000	6,047
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	2,791
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	5,171
Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,300	5,258
Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	3,659
Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,300	3,976
Koninklijke KPN NV	8.375%	10/1/30	5,000	5,770
Meta Platforms Inc.	3.500%	8/15/27	10,000	9,604
Meta Platforms Inc.	4.600%	5/15/28	15,800	15,738
Meta Platforms Inc.	4.800%	5/15/30	23,828	23,865
Meta Platforms Inc.	3.850%	8/15/32	47,250	43,963
Meta Platforms Inc.	4.950%	5/15/33	9,000	9,044
Meta Platforms Inc.	4.450%	8/15/52	39,400	33,972
Meta Platforms Inc.	5.600%	5/15/53	26,527	27,077
Meta Platforms Inc.	4.650%	8/15/62	15,700	13,564
Meta Platforms Inc.	5.750%	5/15/63	18,569	19,094
29

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NBCUniversal Media LLC	4.450%	1/15/43	12,500	10,793
	Netflix Inc.	4.375%	11/15/26	21,587	21,202
	Netflix Inc.	4.875%	4/15/28	30,152	29,973
	Netflix Inc.	5.875%	11/15/28	17,153	17,676
	Netflix Inc.	6.375%	5/15/29	12,394	13,059
[7]	Netflix Inc.	5.375%	11/15/29	6,600	6,660
[7]	Netflix Inc.	4.875%	6/15/30	9,000	8,853
	Omnicom Group Inc.	3.600%	4/15/26	14,726	14,251
	Omnicom Group Inc.	2.450%	4/30/30	9,663	8,325
	Omnicom Group Inc.	4.200%	6/1/30	4,900	4,659
	Omnicom Group Inc.	2.600%	8/1/31	8,000	6,742
	Orange SA	9.000%	3/1/31	26,215	31,273
	Orange SA	5.375%	1/13/42	11,690	11,164
	Orange SA	5.500%	2/6/44	9,815	9,474
	Paramount Global	2.900%	1/15/27	17,869	16,493
	Paramount Global	3.375%	2/15/28	4,150	3,712
	Paramount Global	3.700%	6/1/28	12,745	11,502
	Paramount Global	4.200%	6/1/29	4,000	3,569
	Paramount Global	4.950%	1/15/31	20,150	17,721
	Paramount Global	4.200%	5/19/32	10,670	8,722
	Paramount Global	5.500%	5/15/33	5,200	4,474
	Paramount Global	6.875%	4/30/36	10,910	10,208
	Paramount Global	5.900%	10/15/40	5,625	4,565
	Paramount Global	4.850%	7/1/42	5,293	3,845
	Paramount Global	4.375%	3/15/43	15,440	10,240
	Paramount Global	5.850%	9/1/43	15,499	12,174
	Paramount Global	5.250%	4/1/44	800	581
	Paramount Global	4.900%	8/15/44	10,115	7,017
	Paramount Global	4.600%	1/15/45	6,400	4,329
	Paramount Global	4.950%	5/19/50	10,000	6,990
	Rogers Communications Inc.	2.950%	3/15/25	10,000	9,804
	Rogers Communications Inc.	3.625%	12/15/25	6,435	6,259
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,417
	Rogers Communications Inc.	3.200%	3/15/27	11,000	10,437
	Rogers Communications Inc.	5.000%	2/15/29	5,000	4,939
	Rogers Communications Inc.	3.800%	3/15/32	21,100	18,857
	Rogers Communications Inc.	5.300%	2/15/34	19,250	18,885
	Rogers Communications Inc.	7.500%	8/15/38	300	349
	Rogers Communications Inc.	4.500%	3/15/42	16,100	13,623
	Rogers Communications Inc.	4.500%	3/15/43	7,615	6,361
	Rogers Communications Inc.	5.450%	10/1/43	13,000	12,309
	Rogers Communications Inc.	5.000%	3/15/44	10,000	8,932
	Rogers Communications Inc.	4.300%	2/15/48	7,850	6,211
	Rogers Communications Inc.	4.350%	5/1/49	16,050	12,767
	Rogers Communications Inc.	3.700%	11/15/49	6,151	4,346
	Rogers Communications Inc.	4.550%	3/15/52	21,900	17,857
	Sprint Capital Corp.	6.875%	11/15/28	24,417	25,884
	Sprint Capital Corp.	8.750%	3/15/32	47,884	57,581
	Sprint LLC	7.625%	3/1/26	10,000	10,275
	Take-Two Interactive Software Inc.	5.000%	3/28/26	14,500	14,404
	Take-Two Interactive Software Inc.	3.700%	4/14/27	4,000	3,846
	Take-Two Interactive Software Inc.	4.950%	3/28/28	7,300	7,232
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,540	3,222
	TCI Communications Inc.	7.875%	2/15/26	4,775	4,972
	TCI Communications Inc.	7.125%	2/15/28	725	775
	Telefonica Emisiones SA	4.103%	3/8/27	15,575	15,122
	Telefonica Emisiones SA	7.045%	6/20/36	20,699	22,547
	Telefonica Emisiones SA	4.665%	3/6/38	12,770	11,247
	Telefonica Emisiones SA	5.213%	3/8/47	24,482	21,690
	Telefonica Emisiones SA	4.895%	3/6/48	13,753	11,634
	Telefonica Emisiones SA	5.520%	3/1/49	19,095	17,672
	Telefonica Europe BV	8.250%	9/15/30	8,362	9,443
	TELUS Corp.	2.800%	2/16/27	8,525	8,010
	TELUS Corp.	3.400%	5/13/32	10,700	9,289
	TELUS Corp.	4.600%	11/16/48	5,000	4,178
	TELUS Corp.	4.300%	6/15/49	5,995	4,729
	Tencent Music Entertainment Group	2.000%	9/3/30	5,630	4,654
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,119
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,092
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	4,216
30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	2,703
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	6,275	6,934
	Time Warner Cable LLC	6.550%	5/1/37	20,905	19,803
	Time Warner Cable LLC	7.300%	7/1/38	16,248	16,431
	Time Warner Cable LLC	6.750%	6/15/39	19,779	19,154
	Time Warner Cable LLC	5.875%	11/15/40	15,510	13,492
	Time Warner Cable LLC	5.500%	9/1/41	12,070	10,088
	Time Warner Cable LLC	4.500%	9/15/42	13,586	9,966
	T-Mobile USA Inc.	1.500%	2/15/26	10,073	9,457
	T-Mobile USA Inc.	2.250%	2/15/26	10,939	10,397
	T-Mobile USA Inc.	2.625%	4/15/26	5,717	5,441
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	51,185
	T-Mobile USA Inc.	5.375%	4/15/27	3,811	3,800
	T-Mobile USA Inc.	4.750%	2/1/28	12,640	12,448
	T-Mobile USA Inc.	2.050%	2/15/28	23,929	21,481
	T-Mobile USA Inc.	4.950%	3/15/28	7,665	7,614
	T-Mobile USA Inc.	4.800%	7/15/28	49,000	48,347
	T-Mobile USA Inc.	4.850%	1/15/29	5,473	5,405
	T-Mobile USA Inc.	2.625%	2/15/29	7,655	6,864
	T-Mobile USA Inc.	2.400%	3/15/29	7,663	6,780
	T-Mobile USA Inc.	3.375%	4/15/29	12,145	11,216
	T-Mobile USA Inc.	3.875%	4/15/30	82,741	77,352
	T-Mobile USA Inc.	2.550%	2/15/31	32,874	27,906
	T-Mobile USA Inc.	2.875%	2/15/31	10,328	8,949
	T-Mobile USA Inc.	3.500%	4/15/31	28,535	25,645
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	8,173
	T-Mobile USA Inc.	2.700%	3/15/32	12,446	10,407
	T-Mobile USA Inc.	5.200%	1/15/33	13,712	13,570
	T-Mobile USA Inc.	5.050%	7/15/33	36,783	35,980
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	27,947
	T-Mobile USA Inc.	3.000%	2/15/41	36,664	26,202
	T-Mobile USA Inc.	4.500%	4/15/50	48,880	40,816
	T-Mobile USA Inc.	3.300%	2/15/51	42,337	28,595
	T-Mobile USA Inc.	3.400%	10/15/52	34,567	23,594
	T-Mobile USA Inc.	5.650%	1/15/53	13,235	13,049
	T-Mobile USA Inc.	5.750%	1/15/54	13,263	13,199
	T-Mobile USA Inc.	3.600%	11/15/60	37,833	25,496
	T-Mobile USA Inc.	5.800%	9/15/62	3,915	3,877
[4]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	5,653
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	15,075
[4]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	19,373
[4]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	236
[4]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	5,223	5,819
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	3,763
[4]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	9,895
[4]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	6,491
[4]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,000	5,003
[4]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	2,044
	VeriSign Inc.	2.700%	6/15/31	6,000	5,016
	Verizon Communications Inc.	0.850%	11/20/25	18,525	17,418
	Verizon Communications Inc.	1.450%	3/20/26	19,500	18,265
	Verizon Communications Inc.	2.625%	8/15/26	15,525	14,719
	Verizon Communications Inc.	4.125%	3/16/27	26,725	26,051
	Verizon Communications Inc.	3.000%	3/22/27	15,821	14,972
	Verizon Communications Inc.	2.100%	3/22/28	58,246	52,391
	Verizon Communications Inc.	4.329%	9/21/28	47,971	46,640
	Verizon Communications Inc.	4.016%	12/3/29	41,471	39,188
	Verizon Communications Inc.	3.150%	3/22/30	37,595	33,888
	Verizon Communications Inc.	1.500%	9/18/30	7,500	6,117
	Verizon Communications Inc.	1.680%	10/30/30	16,168	13,140
	Verizon Communications Inc.	1.750%	1/20/31	22,075	17,866
	Verizon Communications Inc.	2.550%	3/21/31	45,000	38,225
	Verizon Communications Inc.	2.355%	3/15/32	39,350	32,160
	Verizon Communications Inc.	5.050%	5/9/33	20,611	20,322
	Verizon Communications Inc.	4.500%	8/10/33	36,244	34,071
	Verizon Communications Inc.	4.400%	11/1/34	32,782	30,376
	Verizon Communications Inc.	4.272%	1/15/36	14,971	13,554
	Verizon Communications Inc.	5.250%	3/16/37	12,739	12,579
	Verizon Communications Inc.	4.812%	3/15/39	17,935	16,633
	Verizon Communications Inc.	2.650%	11/20/40	77,156	53,158
31

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	3.400%	3/22/41	41,825	31,969
Verizon Communications Inc.	2.850%	9/3/41	10,600	7,427
Verizon Communications Inc.	4.750%	11/1/41	6,200	5,713
Verizon Communications Inc.	3.850%	11/1/42	5,000	3,963
Verizon Communications Inc.	6.550%	9/15/43	10,000	10,995
Verizon Communications Inc.	4.125%	8/15/46	14,730	11,906
Verizon Communications Inc.	4.862%	8/21/46	24,004	21,781
Verizon Communications Inc.	4.522%	9/15/48	17,555	15,052
Verizon Communications Inc.	4.000%	3/22/50	13,350	10,404
Verizon Communications Inc.	2.875%	11/20/50	28,400	17,863
Verizon Communications Inc.	3.550%	3/22/51	63,000	45,341
Verizon Communications Inc.	5.500%	2/23/54	16,490	16,148
Verizon Communications Inc.	2.987%	10/30/56	51,505	31,530
Verizon Communications Inc.	3.000%	11/20/60	21,000	12,571
Verizon Communications Inc.	3.700%	3/22/61	43,300	30,541
Vodafone Group plc	4.375%	5/30/28	13,999	13,705
Vodafone Group plc	7.875%	2/15/30	1,163	1,312
Vodafone Group plc	6.250%	11/30/32	4,145	4,387
Vodafone Group plc	6.150%	2/27/37	10,636	11,278
Vodafone Group plc	5.250%	5/30/48	5,333	4,922
Vodafone Group plc	4.875%	6/19/49	18,749	16,226
Vodafone Group plc	4.250%	9/17/50	22,915	17,878
Vodafone Group plc	5.625%	2/10/53	22,910	21,938
Vodafone Group plc	5.750%	6/28/54	29,825	28,878
Vodafone Group plc	5.125%	6/19/59	5,750	4,989
Vodafone Group plc	5.750%	2/10/63	5,000	4,739
Vodafone Group plc	5.875%	6/28/64	12,810	12,311
Walt Disney Co.	3.350%	3/24/25	18,990	18,695
Walt Disney Co.	3.700%	10/15/25	8,810	8,642
Walt Disney Co.	1.750%	1/13/26	19,250	18,262
Walt Disney Co.	3.375%	11/15/26	11,225	10,795
Walt Disney Co.	3.700%	3/23/27	12,000	11,627
Walt Disney Co.	2.200%	1/13/28	15,400	14,084
Walt Disney Co.	2.000%	9/1/29	35,844	31,127
Walt Disney Co.	3.800%	3/22/30	9,585	9,079
Walt Disney Co.	2.650%	1/13/31	16,038	13,991
Walt Disney Co.	6.550%	3/15/33	7,415	8,164
Walt Disney Co.	6.200%	12/15/34	9,795	10,643
Walt Disney Co.	6.400%	12/15/35	12,647	13,843
Walt Disney Co.	6.150%	3/1/37	14,708	15,908
Walt Disney Co.	6.650%	11/15/37	6,876	7,731
Walt Disney Co.	4.625%	3/23/40	7,010	6,475
Walt Disney Co.	3.500%	5/13/40	26,033	20,760
Walt Disney Co.	5.400%	10/1/43	6,633	6,553
Walt Disney Co.	4.750%	9/15/44	20,211	18,257
Walt Disney Co.	4.950%	10/15/45	2,050	1,904
Walt Disney Co.	4.750%	11/15/46	11,268	10,128
Walt Disney Co.	2.750%	9/1/49	20,900	13,269
Walt Disney Co.	4.700%	3/23/50	12,145	10,970
Walt Disney Co.	3.600%	1/13/51	35,761	26,663
Walt Disney Co.	3.800%	5/13/60	10,783	7,994
Warnermedia Holdings Inc.	3.638%	3/15/25	18,000	17,712
Warnermedia Holdings Inc.	3.788%	3/15/25	12,000	11,829
Warnermedia Holdings Inc.	3.755%	3/15/27	42,000	39,839
Warnermedia Holdings Inc.	4.054%	3/15/29	16,090	14,860
Warnermedia Holdings Inc.	4.279%	3/15/32	67,000	58,463
Warnermedia Holdings Inc.	5.050%	3/15/42	47,000	38,196
Warnermedia Holdings Inc.	5.141%	3/15/52	92,100	71,671
Warnermedia Holdings Inc.	5.391%	3/15/62	30,800	24,025
Weibo Corp.	3.375%	7/8/30	8,565	7,487
				6,111,020
Consumer Discretionary (1.7%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	34,610	32,681
Alibaba Group Holding Ltd.	2.125%	2/9/31	16,378	13,550
Alibaba Group Holding Ltd.	4.500%	11/28/34	7,710	7,106
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	9,132
Alibaba Group Holding Ltd.	2.700%	2/9/41	12,140	8,150
Alibaba Group Holding Ltd.	4.200%	12/6/47	19,225	15,193
Alibaba Group Holding Ltd.	3.150%	2/9/51	18,144	11,551
32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alibaba Group Holding Ltd.	4.400%	12/6/57	11,575	9,125
	Alibaba Group Holding Ltd.	3.250%	2/9/61	12,254	7,456
	Amazon.com Inc.	4.600%	12/1/25	15,945	15,841
	Amazon.com Inc.	5.200%	12/3/25	11,460	11,479
	Amazon.com Inc.	1.000%	5/12/26	34,000	31,625
	Amazon.com Inc.	3.300%	4/13/27	27,085	25,977
	Amazon.com Inc.	1.200%	6/3/27	24,193	21,846
	Amazon.com Inc.	3.150%	8/22/27	35,883	34,085
	Amazon.com Inc.	4.550%	12/1/27	15,000	14,890
	Amazon.com Inc.	1.650%	5/12/28	19,000	16,921
	Amazon.com Inc.	3.450%	4/13/29	25,000	23,718
	Amazon.com Inc.	4.650%	12/1/29	23,915	23,819
	Amazon.com Inc.	1.500%	6/3/30	10,000	8,331
	Amazon.com Inc.	2.100%	5/12/31	42,500	35,810
	Amazon.com Inc.	3.600%	4/13/32	35,885	32,971
	Amazon.com Inc.	4.700%	12/1/32	26,240	26,008
	Amazon.com Inc.	4.800%	12/5/34	11,870	11,786
	Amazon.com Inc.	3.875%	8/22/37	53,621	47,349
	Amazon.com Inc.	2.875%	5/12/41	45,500	33,406
	Amazon.com Inc.	4.950%	12/5/44	5,136	4,964
	Amazon.com Inc.	4.050%	8/22/47	26,830	22,353
	Amazon.com Inc.	2.500%	6/3/50	39,200	23,976
	Amazon.com Inc.	3.100%	5/12/51	33,540	23,047
	Amazon.com Inc.	3.950%	4/13/52	29,720	23,926
	Amazon.com Inc.	4.250%	8/22/57	17,925	15,015
	Amazon.com Inc.	2.700%	6/3/60	23,550	13,860
	Amazon.com Inc.	3.250%	5/12/61	19,750	13,173
	Amazon.com Inc.	4.100%	4/13/62	15,390	12,306
[4]	American Honda Finance Corp.	1.200%	7/8/25	5,000	4,791
[4]	American Honda Finance Corp.	1.000%	9/10/25	6,000	5,694
[4]	American Honda Finance Corp.	4.950%	1/9/26	7,500	7,462
	American Honda Finance Corp.	4.750%	1/12/26	15,000	14,881
[4]	American Honda Finance Corp.	5.250%	7/7/26	18,500	18,538
[4]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,482
[4]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,021
	American Honda Finance Corp.	4.900%	3/12/27	18,000	17,936
[4]	American Honda Finance Corp.	2.000%	3/24/28	7,700	6,924
[4]	American Honda Finance Corp.	5.125%	7/7/28	12,938	12,998
	American Honda Finance Corp.	5.650%	11/15/28	7,265	7,443
[4]	American Honda Finance Corp.	2.250%	1/12/29	2,650	2,356
	American Honda Finance Corp.	4.900%	3/13/29	17,000	16,929
	American Honda Finance Corp.	4.600%	4/17/30	14,900	14,599
[4]	American Honda Finance Corp.	1.800%	1/13/31	11,400	9,341
[4]	American Honda Finance Corp.	4.900%	1/10/34	8,167	7,925
[4]	American University	3.672%	4/1/49	4,830	3,770
	Aptiv plc	4.350%	3/15/29	1,400	1,351
	Aptiv plc	3.250%	3/1/32	7,315	6,338
	Aptiv plc	4.400%	10/1/46	1,825	1,424
	Aptiv plc	5.400%	3/15/49	3,890	3,482
	Aptiv plc	3.100%	12/1/51	14,080	8,591
	Aptiv plc	4.150%	5/1/52	9,775	7,273
	AutoNation Inc.	4.500%	10/1/25	9,905	9,745
	AutoNation Inc.	3.800%	11/15/27	6,075	5,719
	AutoNation Inc.	2.400%	8/1/31	2,900	2,332
	AutoNation Inc.	3.850%	3/1/32	18,000	16,008
	AutoZone Inc.	3.125%	4/21/26	5,200	4,997
	AutoZone Inc.	5.050%	7/15/26	5,610	5,590
	AutoZone Inc.	3.750%	6/1/27	5,600	5,385
	AutoZone Inc.	4.500%	2/1/28	5,000	4,887
	AutoZone Inc.	6.250%	11/1/28	10,500	10,952
	AutoZone Inc.	3.750%	4/18/29	9,657	9,093
	AutoZone Inc.	5.100%	7/15/29	8,750	8,712
	AutoZone Inc.	4.000%	4/15/30	15,250	14,341
	AutoZone Inc.	1.650%	1/15/31	10,138	8,131
	AutoZone Inc.	4.750%	8/1/32	12,000	11,529
	AutoZone Inc.	4.750%	2/1/33	5,000	4,773
	AutoZone Inc.	5.200%	8/1/33	4,000	3,939
	AutoZone Inc.	6.550%	11/1/33	5,275	5,664
	AutoZone Inc.	5.400%	7/15/34	8,100	8,011
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	8,771
33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BorgWarner Inc.	2.650%	7/1/27	1,000	928
	BorgWarner Inc.	4.375%	3/15/45	12,489	9,965
[4]	Brown University	2.924%	9/1/50	6,815	4,695
	Brunswick Corp.	5.850%	3/18/29	3,000	3,000
	Brunswick Corp.	2.400%	8/18/31	9,580	7,651
	Brunswick Corp.	5.100%	4/1/52	4,375	3,405
[4]	California Endowment	2.498%	4/1/51	3,776	2,320
	California Institute of Technology	4.321%	8/1/45	1,606	1,428
	California Institute of Technology	4.700%	11/1/11	5,575	4,763
	California Institute of Technology	3.650%	9/1/19	5,204	3,462
[4]	Case Western Reserve University	5.405%	6/1/22	3,775	3,585
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,338
[1]	Choice Hotels International Inc.	5.850%	8/1/34	5,000	4,925
	Claremont Mckenna College	3.775%	1/1/22	3,475	2,313
	Cornell University	4.835%	6/15/34	5,950	5,916
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,107
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,131
	Dick's Sporting Goods Inc.	3.150%	1/15/32	7,200	6,121
	Dick's Sporting Goods Inc.	4.100%	1/15/52	12,000	8,454
	DR Horton Inc.	2.600%	10/15/25	4,410	4,250
	DR Horton Inc.	1.400%	10/15/27	2,000	1,779
[4]	Duke University	2.682%	10/1/44	5,500	4,016
[4]	Duke University	2.757%	10/1/50	3,575	2,349
[4]	Duke University	2.832%	10/1/55	10,675	6,924
	eBay Inc.	1.900%	3/11/25	15,879	15,473
	eBay Inc.	5.900%	11/22/25	5,000	5,026
	eBay Inc.	1.400%	5/10/26	7,900	7,349
	eBay Inc.	3.600%	6/5/27	10,250	9,837
	eBay Inc.	2.700%	3/11/30	25,295	22,292
	eBay Inc.	2.600%	5/10/31	7,900	6,704
	eBay Inc.	6.300%	11/22/32	5,000	5,307
	eBay Inc.	4.000%	7/15/42	7,336	5,868
	eBay Inc.	3.650%	5/10/51	10,325	7,357
[4]	Emory University	2.143%	9/1/30	6,300	5,370
[4]	Emory University	2.969%	9/1/50	4,300	2,943
[4]	Ford Foundation	2.415%	6/1/50	2,745	1,654
[4]	Ford Foundation	2.815%	6/1/70	8,638	5,024
	Ford Motor Co.	4.346%	12/8/26	15,000	14,564
	Ford Motor Co.	9.625%	4/22/30	1,800	2,094
	Ford Motor Co.	7.450%	7/16/31	3,408	3,663
	Ford Motor Co.	3.250%	2/12/32	43,921	36,339
	Ford Motor Co.	6.100%	8/19/32	10,875	10,862
	Ford Motor Co.	4.750%	1/15/43	34,223	27,708
	Ford Motor Co.	7.400%	11/1/46	1,805	1,949
	Ford Motor Co.	5.291%	12/8/46	11,007	9,623
	Ford Motor Credit Co. LLC	4.134%	8/4/25	13,082	12,837
	Ford Motor Credit Co. LLC	3.375%	11/13/25	4,250	4,113
	Ford Motor Credit Co. LLC	6.950%	3/6/26	15,000	15,248
	Ford Motor Credit Co. LLC	4.542%	8/1/26	8,161	7,946
	Ford Motor Credit Co. LLC	2.700%	8/10/26	13,736	12,904
	Ford Motor Credit Co. LLC	4.271%	1/9/27	19,148	18,447
	Ford Motor Credit Co. LLC	5.800%	3/5/27	11,330	11,332
	Ford Motor Credit Co. LLC	5.850%	5/17/27	17,775	17,791
	Ford Motor Credit Co. LLC	4.950%	5/28/27	17,331	16,928
	Ford Motor Credit Co. LLC	4.125%	8/17/27	12,268	11,660
	Ford Motor Credit Co. LLC	3.815%	11/2/27	3,161	2,964
	Ford Motor Credit Co. LLC	7.350%	11/4/27	9,543	9,949
	Ford Motor Credit Co. LLC	2.900%	2/16/28	10,661	9,644
	Ford Motor Credit Co. LLC	6.800%	5/12/28	16,321	16,823
	Ford Motor Credit Co. LLC	6.798%	11/7/28	30,000	31,016
	Ford Motor Credit Co. LLC	2.900%	2/10/29	13,161	11,608
	Ford Motor Credit Co. LLC	5.800%	3/8/29	19,300	19,245
	Ford Motor Credit Co. LLC	5.113%	5/3/29	39,423	38,111
	Ford Motor Credit Co. LLC	7.350%	3/6/30	13,737	14,536
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,347	2,470
	Ford Motor Credit Co. LLC	4.000%	11/13/30	27,409	24,466
	Ford Motor Credit Co. LLC	6.050%	3/5/31	8,582	8,588
	Ford Motor Credit Co. LLC	7.122%	11/7/33	32,353	34,174
	Ford Motor Credit Co. LLC	6.125%	3/8/34	31,300	31,009
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,802	5,260
34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fortune Brands Innovations Inc.	4.000%	3/25/32	2,250	2,043
	Fortune Brands Innovations Inc.	5.875%	6/1/33	13,000	13,170
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,750	3,736
	General Motors Co.	6.125%	10/1/25	32,763	32,930
	General Motors Co.	4.200%	10/1/27	6,794	6,544
	General Motors Co.	6.800%	10/1/27	8,603	8,932
	General Motors Co.	5.000%	10/1/28	15,371	15,227
	General Motors Co.	5.400%	10/15/29	15,705	15,622
	General Motors Co.	5.600%	10/15/32	3,600	3,601
	General Motors Co.	5.000%	4/1/35	7,731	7,232
	General Motors Co.	6.600%	4/1/36	13,936	14,601
	General Motors Co.	5.150%	4/1/38	9,579	8,808
	General Motors Co.	6.250%	10/2/43	20,970	20,886
	General Motors Co.	5.200%	4/1/45	13,396	11,754
	General Motors Co.	6.750%	4/1/46	14,747	15,421
	General Motors Co.	5.400%	4/1/48	7,275	6,516
	General Motors Co.	5.950%	4/1/49	2,133	2,069
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	272
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	9,365
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	9,481
	General Motors Financial Co. Inc.	5.400%	4/6/26	11,985	11,959
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	8,021
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	27,211
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	17,580
	General Motors Financial Co. Inc.	5.000%	4/9/27	9,134	9,042
	General Motors Financial Co. Inc.	5.400%	5/8/27	22,500	22,488
	General Motors Financial Co. Inc.	5.350%	7/15/27	11,500	11,470
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	7,383
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	6,837
	General Motors Financial Co. Inc.	2.400%	4/10/28	20,000	17,938
	General Motors Financial Co. Inc.	5.800%	6/23/28	17,452	17,654
	General Motors Financial Co. Inc.	5.800%	1/7/29	25,000	25,234
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,096
	General Motors Financial Co. Inc.	4.300%	4/6/29	18,130	17,224
	General Motors Financial Co. Inc.	5.550%	7/15/29	14,000	14,004
	General Motors Financial Co. Inc.	3.600%	6/21/30	5,300	4,760
	General Motors Financial Co. Inc.	2.350%	1/8/31	6,900	5,660
	General Motors Financial Co. Inc.	5.750%	2/8/31	7,250	7,269
	General Motors Financial Co. Inc.	2.700%	6/10/31	29,885	24,737
	General Motors Financial Co. Inc.	5.600%	6/18/31	9,800	9,724
	General Motors Financial Co. Inc.	3.100%	1/12/32	10,833	9,102
	General Motors Financial Co. Inc.	6.400%	1/9/33	16,000	16,599
	General Motors Financial Co. Inc.	6.100%	1/7/34	25,000	25,275
	General Motors Financial Co. Inc.	5.950%	4/4/34	20,000	20,013
	Genuine Parts Co.	1.875%	11/1/30	6,000	4,861
	Genuine Parts Co.	6.875%	11/1/33	7,500	8,236
[4]	George Washington University	4.300%	9/15/44	3,944	3,522
	George Washington University	4.868%	9/15/45	1,742	1,657
[4]	George Washington University	4.126%	9/15/48	11,456	9,731
[4]	Georgetown University	4.315%	4/1/49	4,837	4,187
[4]	Georgetown University	2.943%	4/1/50	8,380	5,622
	Georgetown University	5.115%	4/1/53	1,500	1,479
[4]	Georgetown University	5.215%	10/1/18	2,694	2,478
	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,688
	GXO Logistics Inc.	6.250%	5/6/29	4,000	4,073
	GXO Logistics Inc.	2.650%	7/15/31	7,000	5,687
	GXO Logistics Inc.	6.500%	5/6/34	5,715	5,804
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	3,907
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	6,059
	Hasbro Inc.	3.550%	11/19/26	5,000	4,773
	Hasbro Inc.	3.900%	11/19/29	9,500	8,764
	Hasbro Inc.	6.050%	5/14/34	2,500	2,495
	Hasbro Inc.	6.350%	3/15/40	4,625	4,727
	Hasbro Inc.	5.100%	5/15/44	5,413	4,647
[4]	Home Depot Inc.	5.100%	12/24/25	32,000	31,974
	Home Depot Inc.	3.000%	4/1/26	17,400	16,773
	Home Depot Inc.	5.150%	6/25/26	25,000	25,024
	Home Depot Inc.	2.125%	9/15/26	18,853	17,713
	Home Depot Inc.	4.950%	9/30/26	5,500	5,491
	Home Depot Inc.	2.500%	4/15/27	24,813	23,238
35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	4.875%	6/25/27	11,240	11,220
	Home Depot Inc.	2.800%	9/14/27	5,480	5,133
	Home Depot Inc.	0.900%	3/15/28	5,000	4,351
	Home Depot Inc.	1.500%	9/15/28	4,000	3,509
	Home Depot Inc.	4.900%	4/15/29	4,000	4,007
	Home Depot Inc.	2.950%	6/15/29	28,455	26,080
	Home Depot Inc.	4.750%	6/25/29	13,100	13,025
	Home Depot Inc.	2.700%	4/15/30	47,495	42,309
	Home Depot Inc.	1.375%	3/15/31	12,200	9,721
	Home Depot Inc.	4.850%	6/25/31	10,200	10,118
	Home Depot Inc.	1.875%	9/15/31	15,900	12,950
	Home Depot Inc.	3.250%	4/15/32	25,000	22,175
	Home Depot Inc.	4.500%	9/15/32	10,000	9,697
	Home Depot Inc.	4.950%	6/25/34	6,275	6,211
	Home Depot Inc.	5.875%	12/16/36	41,031	43,484
	Home Depot Inc.	3.300%	4/15/40	23,650	18,410
	Home Depot Inc.	5.950%	4/1/41	6,215	6,571
	Home Depot Inc.	4.200%	4/1/43	17,712	15,016
	Home Depot Inc.	4.875%	2/15/44	936	867
	Home Depot Inc.	4.400%	3/15/45	4,575	3,958
	Home Depot Inc.	4.250%	4/1/46	6,580	5,536
	Home Depot Inc.	3.900%	6/15/47	13,805	10,909
	Home Depot Inc.	4.500%	12/6/48	20,173	17,486
	Home Depot Inc.	3.125%	12/15/49	28,080	19,133
	Home Depot Inc.	3.350%	4/15/50	32,512	23,117
	Home Depot Inc.	2.375%	3/15/51	9,550	5,482
	Home Depot Inc.	2.750%	9/15/51	13,630	8,488
	Home Depot Inc.	3.625%	4/15/52	19,000	14,057
	Home Depot Inc.	4.950%	9/15/52	13,000	12,025
	Home Depot Inc.	5.300%	6/25/54	23,500	22,944
	Home Depot Inc.	3.500%	9/15/56	8,195	5,813
	Home Depot Inc.	5.400%	6/25/64	6,870	6,695
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,000	2,811
	Honda Motor Co. Ltd.	2.967%	3/10/32	12,000	10,525
[4]	Howard University	5.209%	10/1/52	3,100	2,781
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	3,588
	Hyatt Hotels Corp.	5.750%	1/30/27	4,000	4,036
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	6,573
	Hyatt Hotels Corp.	5.250%	6/30/29	4,500	4,464
	Hyatt Hotels Corp.	5.750%	4/23/30	7,200	7,315
	Hyatt Hotels Corp.	5.500%	6/30/34	5,800	5,643
	JD.com Inc.	3.875%	4/29/26	10,884	10,596
	JD.com Inc.	3.375%	1/14/30	7,300	6,646
	JD.com Inc.	4.125%	1/14/50	3,250	2,498
[4]	Johns Hopkins University	4.705%	7/1/32	7,000	6,875
[4]	Johns Hopkins University	4.083%	7/1/53	5,300	4,481
[4]	Johns Hopkins University	2.813%	1/1/60	325	205
	Las Vegas Sands Corp.	3.500%	8/18/26	15,000	14,319
	Las Vegas Sands Corp.	5.900%	6/1/27	20,011	20,113
	Las Vegas Sands Corp.	3.900%	8/8/29	5,000	4,570
	Las Vegas Sands Corp.	6.000%	8/15/29	6,000	6,045
	Las Vegas Sands Corp.	6.200%	8/15/34	6,750	6,793
	Lear Corp.	3.800%	9/15/27	3,256	3,109
	Lear Corp.	4.250%	5/15/29	6,850	6,526
	Lear Corp.	3.500%	5/30/30	3,800	3,427
	Lear Corp.	2.600%	1/15/32	4,650	3,805
	Lear Corp.	5.250%	5/15/49	9,990	8,864
	Lear Corp.	3.550%	1/15/52	4,650	3,177
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	11,436
	Leggett & Platt Inc.	3.500%	11/15/51	8,925	5,824
	Leland Stanford Junior University	1.289%	6/1/27	1,075	972
	Leland Stanford Junior University	3.647%	5/1/48	11,840	9,534
	Leland Stanford Junior University	2.413%	6/1/50	4,795	2,996
	Lennar Corp.	5.250%	6/1/26	11,888	11,856
	Lennar Corp.	4.750%	11/29/27	15,000	14,790
	Lowe's Cos. Inc.	4.400%	9/8/25	2,300	2,270
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	13,889
	Lowe's Cos. Inc.	4.800%	4/1/26	13,000	12,893
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	18,504
	Lowe's Cos. Inc.	3.350%	4/1/27	5,250	5,012
36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.100%	5/3/27	12,618	11,946
	Lowe's Cos. Inc.	1.300%	4/15/28	8,725	7,612
	Lowe's Cos. Inc.	1.700%	9/15/28	7,730	6,755
	Lowe's Cos. Inc.	6.500%	3/15/29	267	285
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	22,378
	Lowe's Cos. Inc.	4.500%	4/15/30	5,255	5,101
	Lowe's Cos. Inc.	1.700%	10/15/30	10,000	8,163
	Lowe's Cos. Inc.	2.625%	4/1/31	26,500	22,624
	Lowe's Cos. Inc.	3.750%	4/1/32	27,250	24,737
	Lowe's Cos. Inc.	5.000%	4/15/33	10,000	9,846
	Lowe's Cos. Inc.	5.150%	7/1/33	8,000	7,960
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	6,322
	Lowe's Cos. Inc.	2.800%	9/15/41	26,033	17,853
	Lowe's Cos. Inc.	4.650%	4/15/42	2,500	2,183
	Lowe's Cos. Inc.	4.250%	9/15/44	541	432
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	7,361
	Lowe's Cos. Inc.	4.050%	5/3/47	19,622	15,153
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	7,884
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	3,624
	Lowe's Cos. Inc.	3.000%	10/15/50	8,468	5,301
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	3,422
	Lowe's Cos. Inc.	4.250%	4/1/52	26,045	20,474
	Lowe's Cos. Inc.	5.625%	4/15/53	15,000	14,525
	Lowe's Cos. Inc.	5.750%	7/1/53	2,090	2,060
	Lowe's Cos. Inc.	4.450%	4/1/62	4,150	3,230
	Lowe's Cos. Inc.	5.800%	9/15/62	14,000	13,601
	Lowe's Cos. Inc.	5.850%	4/1/63	8,090	7,894
	Magna International Inc.	4.150%	10/1/25	2,775	2,730
	Magna International Inc.	5.050%	3/14/29	12,500	12,482
	Magna International Inc.	2.450%	6/15/30	5,000	4,313
	Magna International Inc.	5.500%	3/21/33	5,500	5,594
	Marriott International Inc.	3.750%	3/15/25	7,409	7,310
	Marriott International Inc.	3.750%	10/1/25	4,190	4,102
[4]	Marriott International Inc.	3.125%	6/15/26	10,235	9,822
	Marriott International Inc.	5.000%	10/15/27	10,000	9,973
	Marriott International Inc.	5.550%	10/15/28	8,830	8,948
[4]	Marriott International Inc.	4.650%	12/1/28	15,073	14,760
	Marriott International Inc.	4.900%	4/15/29	16,000	15,830
	Marriott International Inc.	4.875%	5/15/29	8,500	8,392
[4]	Marriott International Inc.	4.625%	6/15/30	14,100	13,682
[4]	Marriott International Inc.	2.850%	4/15/31	15,500	13,270
[4]	Marriott International Inc.	3.500%	10/15/32	7,971	6,919
[4]	Marriott International Inc.	2.750%	10/15/33	5,000	4,037
	Marriott International Inc.	5.300%	5/15/34	12,000	11,777
	Masco Corp.	3.500%	11/15/27	8,550	8,079
	Masco Corp.	1.500%	2/15/28	5,000	4,383
	Masco Corp.	2.000%	10/1/30	3,175	2,613
	Masco Corp.	2.000%	2/15/31	9,000	7,334
	Masco Corp.	4.500%	5/15/47	3,546	2,934
	Masco Corp.	3.125%	2/15/51	7,500	4,860
[4]	Massachusetts Institute of Technology	3.959%	7/1/38	145	132
[4]	Massachusetts Institute of Technology	2.989%	7/1/50	5,580	3,918
[4]	Massachusetts Institute of Technology	2.294%	7/1/51	1,012	607
	Massachusetts Institute of Technology	3.067%	4/1/52	5,300	3,765
	Massachusetts Institute of Technology	5.600%	7/1/11	8,431	8,912
	Massachusetts Institute of Technology	4.678%	7/1/14	14,957	13,253
	Massachusetts Institute of Technology	3.885%	7/1/16	2,265	1,668
	Mattel Inc.	5.450%	11/1/41	3,596	3,221
[4]	McDonald's Corp.	3.300%	7/1/25	6,100	5,975
[4]	McDonald's Corp.	3.700%	1/30/26	17,615	17,214
[4]	McDonald's Corp.	3.500%	3/1/27	8,960	8,601
[4]	McDonald's Corp.	3.500%	7/1/27	9,000	8,625
[4]	McDonald's Corp.	3.800%	4/1/28	11,475	11,018
	McDonald's Corp.	4.800%	8/14/28	12,000	11,927
[4]	McDonald's Corp.	5.000%	5/17/29	6,200	6,195
[4]	McDonald's Corp.	2.625%	9/1/29	13,110	11,748
[4]	McDonald's Corp.	2.125%	3/1/30	11,855	10,180
[4]	McDonald's Corp.	3.600%	7/1/30	10,716	9,934
	McDonald's Corp.	4.950%	8/14/33	7,000	6,892
[4]	McDonald's Corp.	5.200%	5/17/34	8,400	8,426
37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	McDonald's Corp.	4.700%	12/9/35	12,900	12,251
[4]	McDonald's Corp.	6.300%	10/15/37	425	455
[4]	McDonald's Corp.	6.300%	3/1/38	8,053	8,636
[4]	McDonald's Corp.	5.700%	2/1/39	7,793	7,966
[4]	McDonald's Corp.	3.700%	2/15/42	5,375	4,212
[4]	McDonald's Corp.	3.625%	5/1/43	4,300	3,284
[4]	McDonald's Corp.	4.600%	5/26/45	8,860	7,665
[4]	McDonald's Corp.	4.875%	12/9/45	21,500	19,321
[4]	McDonald's Corp.	4.450%	3/1/47	9,890	8,302
[4]	McDonald's Corp.	4.450%	9/1/48	3,736	3,139
[4]	McDonald's Corp.	3.625%	9/1/49	15,344	11,131
[4]	McDonald's Corp.	4.200%	4/1/50	10,000	7,977
[4]	McDonald's Corp.	5.150%	9/9/52	29,000	26,770
	McDonald's Corp.	5.450%	8/14/53	9,000	8,696
	MDC Holdings Inc.	3.850%	1/15/30	9,000	8,540
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,648
	MDC Holdings Inc.	6.000%	1/15/43	3,000	3,154
[7]	Mercedes-Benz Finance North America LLC	2.625%	3/10/30	1,000	884
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	8,820	10,487
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	4,000	3,432
	Mohawk Industries Inc.	5.850%	9/18/28	4,000	4,081
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	5,154
	NIKE Inc.	2.400%	3/27/25	9,125	8,926
	NIKE Inc.	2.375%	11/1/26	11,270	10,623
	NIKE Inc.	2.750%	3/27/27	7,374	6,983
	NIKE Inc.	2.850%	3/27/30	17,075	15,367
	NIKE Inc.	3.250%	3/27/40	11,500	8,969
	NIKE Inc.	3.625%	5/1/43	3,025	2,390
	NIKE Inc.	3.875%	11/1/45	2,575	2,066
	NIKE Inc.	3.375%	11/1/46	5,125	3,776
	NIKE Inc.	3.375%	3/27/50	11,000	7,921
[4]	Northeastern University	2.894%	10/1/50	3,140	2,127
[4]	Northwestern University	4.643%	12/1/44	9,550	9,044
[4]	Northwestern University	2.640%	12/1/50	3,000	1,969
[4]	Northwestern University	3.662%	12/1/57	2,100	1,593
	NVR Inc.	3.000%	5/15/30	9,072	8,038
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,478
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,500	3,534
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	11,239
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,630
	O'Reilly Automotive Inc.	3.900%	6/1/29	11,216	10,606
	O'Reilly Automotive Inc.	4.200%	4/1/30	17,950	17,101
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,521
	O'Reilly Automotive Inc.	4.700%	6/15/32	10,000	9,655
	Owens Corning	3.400%	8/15/26	2,025	1,941
	Owens Corning	5.500%	6/15/27	2,500	2,522
	Owens Corning	3.950%	8/15/29	4,100	3,873
	Owens Corning	3.875%	6/1/30	4,275	3,981
	Owens Corning	5.700%	6/15/34	9,255	9,343
	Owens Corning	7.000%	12/1/36	1,787	1,984
	Owens Corning	4.300%	7/15/47	8,075	6,488
	Owens Corning	4.400%	1/30/48	4,100	3,307
	Owens Corning	5.950%	6/15/54	10,200	10,269
[4]	President & Fellows of Harvard College	4.609%	2/15/35	12,700	12,430
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	3,584
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	4,642
	President & Fellows of Harvard College	2.517%	10/15/50	6,565	4,143
	President & Fellows of Harvard College	3.745%	11/15/52	5,300	4,263
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	2,368
	PulteGroup Inc.	5.000%	1/15/27	6,780	6,729
	PulteGroup Inc.	6.375%	5/15/33	10,340	10,865
	PulteGroup Inc.	6.000%	2/15/35	4,000	4,111
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	3,772
	Ralph Lauren Corp.	2.950%	6/15/30	8,000	7,142
[4]	Rockefeller Foundation	2.492%	10/1/50	10,100	6,262
	Ross Stores Inc.	1.875%	4/15/31	10,000	8,184
	Sands China Ltd.	5.125%	8/8/25	19,450	19,292
	Sands China Ltd.	4.050%	1/8/26	10,375	10,040
	Sands China Ltd.	2.300%	3/8/27	7,600	6,929
	Sands China Ltd.	5.400%	8/8/28	20,600	20,169
38

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sands China Ltd.	2.850%	3/8/29	7,100	6,214
	Sands China Ltd.	4.375%	6/18/30	7,600	6,997
	Sands China Ltd.	3.250%	8/8/31	6,525	5,479
	Snap-on Inc.	3.250%	3/1/27	4,475	4,295
	Snap-on Inc.	4.100%	3/1/48	4,600	3,763
	Snap-on Inc.	3.100%	5/1/50	5,225	3,560
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	4,577
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	989
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	11,325
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	2,752
	Stanley Black & Decker Inc.	4.850%	11/15/48	15,248	12,879
	Starbucks Corp.	3.800%	8/15/25	1,354	1,331
	Starbucks Corp.	4.750%	2/15/26	5,000	4,965
	Starbucks Corp.	2.450%	6/15/26	20,813	19,773
	Starbucks Corp.	4.850%	2/8/27	11,300	11,242
	Starbucks Corp.	2.000%	3/12/27	10,000	9,227
	Starbucks Corp.	3.500%	3/1/28	5,575	5,288
	Starbucks Corp.	4.000%	11/15/28	5,100	4,913
	Starbucks Corp.	3.550%	8/15/29	10,000	9,367
	Starbucks Corp.	2.250%	3/12/30	12,000	10,335
	Starbucks Corp.	2.550%	11/15/30	25,718	22,174
	Starbucks Corp.	4.900%	2/15/31	5,050	4,997
	Starbucks Corp.	3.000%	2/14/32	10,000	8,664
	Starbucks Corp.	4.800%	2/15/33	5,500	5,361
	Starbucks Corp.	5.000%	2/15/34	5,050	4,934
	Starbucks Corp.	4.300%	6/15/45	2,535	2,085
	Starbucks Corp.	3.750%	12/1/47	8,500	6,309
	Starbucks Corp.	4.500%	11/15/48	13,801	11,518
	Starbucks Corp.	4.450%	8/15/49	8,000	6,586
	Starbucks Corp.	3.350%	3/12/50	8,000	5,455
	Starbucks Corp.	3.500%	11/15/50	10,700	7,530
	Tapestry Inc.	7.050%	11/27/25	2,000	2,034
	Tapestry Inc.	7.000%	11/27/26	2,500	2,569
[4]	Tapestry Inc.	4.125%	7/15/27	1,496	1,434
	Tapestry Inc.	7.350%	11/27/28	15,200	15,771
	Tapestry Inc.	7.700%	11/27/30	11,100	11,587
	Tapestry Inc.	3.050%	3/15/32	5,000	4,030
	Tapestry Inc.	7.850%	11/27/33	14,000	14,729
	Thomas Jefferson University	3.847%	11/1/57	5,650	4,225
	TJX Cos. Inc.	2.250%	9/15/26	23,275	21,926
	TJX Cos. Inc.	1.150%	5/15/28	7,550	6,582
	TJX Cos. Inc.	3.875%	4/15/30	8,000	7,583
	TJX Cos. Inc.	1.600%	5/15/31	5,600	4,512
	TJX Cos. Inc.	4.500%	4/15/50	5,000	4,447
	Toll Brothers Finance Corp.	4.350%	2/15/28	9,000	8,688
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,000	925
	Toyota Motor Corp.	1.339%	3/25/26	13,800	12,936
	Toyota Motor Corp.	5.275%	7/13/26	5,570	5,588
	Toyota Motor Corp.	5.118%	7/13/28	5,400	5,438
	Toyota Motor Corp.	3.669%	7/20/28	6,598	6,352
	Toyota Motor Corp.	2.362%	3/25/31	5,000	4,312
	Toyota Motor Corp.	5.123%	7/13/33	2,000	2,083
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,000	4,929
	Toyota Motor Credit Corp.	5.600%	9/11/25	8,750	8,783
[4]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,562
	Toyota Motor Credit Corp.	5.400%	11/10/25	10,000	10,020
[4]	Toyota Motor Credit Corp.	4.800%	1/5/26	8,000	7,959
[4]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,559
	Toyota Motor Credit Corp.	5.200%	5/15/26	12,500	12,518
	Toyota Motor Credit Corp.	4.450%	5/18/26	8,633	8,526
[4]	Toyota Motor Credit Corp.	1.125%	6/18/26	14,000	12,965
[4]	Toyota Motor Credit Corp.	5.000%	8/14/26	5,500	5,487
	Toyota Motor Credit Corp.	5.400%	11/20/26	10,210	10,281
[4]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	6,729
[4]	Toyota Motor Credit Corp.	1.900%	1/13/27	3,800	3,515
[4]	Toyota Motor Credit Corp.	5.000%	3/19/27	10,500	10,497
[4]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	8,273
[4]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,000	4,937
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,975	7,075
[4]	Toyota Motor Credit Corp.	3.050%	1/11/28	11,475	10,774
39

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	4.625%	1/12/28	15,000	14,860
[4]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	6,910
[4]	Toyota Motor Credit Corp.	5.250%	9/11/28	8,500	8,598
[4]	Toyota Motor Credit Corp.	4.650%	1/5/29	7,500	7,408
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,960	6,608
	Toyota Motor Credit Corp.	5.050%	5/16/29	10,500	10,535
[4]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	8,264
[4]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	9,200
[4]	Toyota Motor Credit Corp.	4.550%	5/17/30	17,945	17,534
	Toyota Motor Credit Corp.	5.550%	11/20/30	10,000	10,272
[4]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,060
	Toyota Motor Credit Corp.	5.100%	3/21/31	20,000	19,996
	Toyota Motor Credit Corp.	1.900%	9/12/31	16,000	12,985
[4]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,000	1,674
	Toyota Motor Credit Corp.	4.700%	1/12/33	5,000	4,861
[4]	Toyota Motor Credit Corp.	4.800%	1/5/34	13,500	13,110
	Tractor Supply Co.	1.750%	11/1/30	5,750	4,658
	Tractor Supply Co.	5.250%	5/15/33	7,500	7,443
[4]	Trustees of Boston College	3.129%	7/1/52	4,050	2,849
[4]	Trustees of Boston University	4.061%	10/1/48	3,035	2,572
	Trustees of Princeton University	5.700%	3/1/39	5,830	6,211
[4]	Trustees of Princeton University	2.516%	7/1/50	7,575	4,894
	Trustees of Princeton University	4.201%	3/1/52	3,300	2,903
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,750	2,277
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,798	4,214
	Trustees of the University of Pennsylvania	3.610%	2/15/19	60	41
[4]	University of Chicago	2.547%	4/1/50	8,050	5,271
[4]	University of Chicago	4.003%	10/1/53	5,300	4,330
[4]	University of Miami	4.063%	4/1/52	5,550	4,467
[4]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	7,000
[4]	University of Notre Dame du Lac	3.394%	2/15/48	2,710	2,090
[4]	University of Southern California	3.028%	10/1/39	9,251	7,402
[4]	University of Southern California	3.841%	10/1/47	9,550	7,850
[4]	University of Southern California	2.945%	10/1/51	12,400	8,391
	University of Southern California	4.976%	10/1/53	3,200	3,101
	University of Southern California	5.250%	10/1/11	2,250	2,193
[4]	University of Southern California	3.226%	10/1/20	1,975	1,178
	VF Corp.	2.800%	4/23/27	2,930	2,675
	VF Corp.	2.950%	4/23/30	5,059	4,200
[4]	Washington University	3.524%	4/15/54	5,620	4,305
	Washington University	4.349%	4/15/22	5,760	4,661
	Whirlpool Corp.	4.750%	2/26/29	16,200	15,942
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,345
	Whirlpool Corp.	4.700%	5/14/32	3,000	2,854
	Whirlpool Corp.	5.500%	3/1/33	6,500	6,409
	Whirlpool Corp.	4.500%	6/1/46	4,435	3,552
	Whirlpool Corp.	4.600%	5/15/50	3,500	2,789
[4]	William Marsh Rice University	3.574%	5/15/45	8,510	6,886
[4]	Yale University	1.482%	4/15/30	5,300	4,427
[4]	Yale University	2.402%	4/15/50	8,065	5,020
					5,097,566
Consumer Staples (1.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	4,629
	Altria Group Inc.	4.400%	2/14/26	28,775	28,310
	Altria Group Inc.	2.625%	9/16/26	11,294	10,642
	Altria Group Inc.	4.800%	2/14/29	12,275	12,073
	Altria Group Inc.	3.400%	5/6/30	9,000	8,137
	Altria Group Inc.	2.450%	2/4/32	12,350	9,981
	Altria Group Inc.	5.800%	2/14/39	8,860	8,853
	Altria Group Inc.	3.400%	2/4/41	25,500	18,356
	Altria Group Inc.	4.250%	8/9/42	10,376	8,249
	Altria Group Inc.	4.500%	5/2/43	16,209	13,318
	Altria Group Inc.	5.375%	1/31/44	2,457	2,302
	Altria Group Inc.	3.875%	9/16/46	23,289	16,777
	Altria Group Inc.	5.950%	2/14/49	20,303	19,915
	Altria Group Inc.	4.450%	5/6/50	9,990	7,668
	Altria Group Inc.	3.700%	2/4/51	21,460	14,454
	Altria Group Inc.	6.200%	2/14/59	2,521	2,515
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	102,511	97,680
40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	177,361	163,331
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	9,575	9,075
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	14,690	13,083
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	21,742	19,890
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	66,642	66,252
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	28,870	26,818
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	10,725	10,644
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	24,615	22,405
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	9,632
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	20,281	20,560
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,500	1,897
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	13,231
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,776	8,227
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	12,341	10,916
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	40,307	34,503
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	23,448	23,623
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,580	4,941
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	7,050	7,339
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,293
	Archer-Daniels-Midland Co.	2.900%	3/1/32	14,837	12,689
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	565
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,422
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,750	4,334
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	11,329
	Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	3,065
	Avery Dennison Corp.	4.875%	12/6/28	6,887	6,785
	Avery Dennison Corp.	2.650%	4/30/30	8,200	7,131
	Avery Dennison Corp.	5.750%	3/15/33	13,000	13,304
	BAT Capital Corp.	2.789%	9/6/24	826	821
	BAT Capital Corp.	3.215%	9/6/26	10,933	10,435
	BAT Capital Corp.	4.700%	4/2/27	26,873	26,455
	BAT Capital Corp.	3.557%	8/15/27	8,366	7,944
	BAT Capital Corp.	2.259%	3/25/28	35,625	31,913
	BAT Capital Corp.	3.462%	9/6/29	7,693	7,010
	BAT Capital Corp.	4.906%	4/2/30	11,805	11,507
	BAT Capital Corp.	6.343%	8/2/30	11,000	11,487
	BAT Capital Corp.	5.834%	2/20/31	10,000	10,137
	BAT Capital Corp.	2.726%	3/25/31	24,000	20,262
	BAT Capital Corp.	4.742%	3/16/32	10,000	9,486
	BAT Capital Corp.	6.421%	8/2/33	13,905	14,527
	BAT Capital Corp.	6.000%	2/20/34	10,003	10,111
	BAT Capital Corp.	4.390%	8/15/37	29,975	25,290
	BAT Capital Corp.	7.079%	8/2/43	12,000	12,670
	BAT Capital Corp.	4.540%	8/15/47	23,406	17,983
	BAT Capital Corp.	4.758%	9/6/49	9,025	7,104
	BAT Capital Corp.	5.282%	4/2/50	8,450	7,139
	BAT Capital Corp.	5.650%	3/16/52	6,250	5,583
	BAT Capital Corp.	7.081%	8/2/53	20,000	21,286
	BAT International Finance plc	1.668%	3/25/26	21,509	20,159
	BAT International Finance plc	4.448%	3/16/28	8,000	7,744
	BAT International Finance plc	5.931%	2/2/29	11,000	11,258
	Brown-Forman Corp.	4.750%	4/15/33	12,000	11,746
	Brown-Forman Corp.	4.500%	7/15/45	3,895	3,419
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,503
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	7,051
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,581
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	10,491
	Campbell Soup Co.	3.950%	3/15/25	6,660	6,576
	Campbell Soup Co.	3.300%	3/19/25	9,125	8,971
	Campbell Soup Co.	5.300%	3/20/26	5,000	4,988
	Campbell Soup Co.	5.200%	3/19/27	6,000	6,009
	Campbell Soup Co.	4.150%	3/15/28	11,950	11,575
	Campbell Soup Co.	5.200%	3/21/29	6,800	6,809
	Campbell Soup Co.	2.375%	4/24/30	5,450	4,695
	Campbell Soup Co.	5.400%	3/21/34	11,383	11,314
	Campbell Soup Co.	4.800%	3/15/48	1,500	1,309
	Campbell Soup Co.	3.125%	4/24/50	6,998	4,549
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,393
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	2,635
	Church & Dwight Co. Inc.	5.000%	6/15/52	8,000	7,428
41

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Clorox Co.	3.100%	10/1/27	6,100	5,736
	Clorox Co.	3.900%	5/15/28	3,500	3,363
	Clorox Co.	1.800%	5/15/30	9,313	7,769
	Coca-Cola Co.	3.375%	3/25/27	3,029	2,925
	Coca-Cola Co.	2.900%	5/25/27	1,875	1,778
	Coca-Cola Co.	1.450%	6/1/27	17,848	16,310
	Coca-Cola Co.	1.500%	3/5/28	6,500	5,812
	Coca-Cola Co.	1.000%	3/15/28	8,000	7,021
	Coca-Cola Co.	2.125%	9/6/29	6,200	5,459
	Coca-Cola Co.	3.450%	3/25/30	10,125	9,468
	Coca-Cola Co.	1.650%	6/1/30	25,093	21,038
	Coca-Cola Co.	2.000%	3/5/31	20,000	16,753
	Coca-Cola Co.	1.375%	3/15/31	18,000	14,453
	Coca-Cola Co.	2.250%	1/5/32	7,000	5,897
	Coca-Cola Co.	5.000%	5/13/34	7,500	7,525
	Coca-Cola Co.	4.125%	3/25/40	3,880	3,389
	Coca-Cola Co.	2.500%	6/1/40	12,100	8,488
	Coca-Cola Co.	2.875%	5/5/41	6,000	4,408
	Coca-Cola Co.	4.200%	3/25/50	5,775	4,940
	Coca-Cola Co.	2.600%	6/1/50	21,475	13,345
	Coca-Cola Co.	3.000%	3/5/51	5,100	3,442
	Coca-Cola Co.	2.500%	3/15/51	27,325	16,570
	Coca-Cola Co.	5.300%	5/13/54	6,325	6,282
	Coca-Cola Co.	2.750%	6/1/60	2,800	1,696
	Coca-Cola Co.	5.400%	5/13/64	8,825	8,746
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	7,936
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	8,350	8,385
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	3,392	3,422
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	13,600	12,062
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	4,275	3,312
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	7,646
	Colgate-Palmolive Co.	3.100%	8/15/25	2,650	2,592
	Colgate-Palmolive Co.	3.100%	8/15/27	5,000	4,761
	Colgate-Palmolive Co.	4.600%	3/1/28	10,000	9,988
	Colgate-Palmolive Co.	3.250%	8/15/32	7,000	6,256
	Colgate-Palmolive Co.	4.600%	3/1/33	5,500	5,400
[4]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	3,385
[4]	Colgate-Palmolive Co.	3.700%	8/1/47	7,922	6,270
	Conagra Brands Inc.	4.600%	11/1/25	17,225	17,018
	Conagra Brands Inc.	5.300%	10/1/26	7,309	7,301
	Conagra Brands Inc.	1.375%	11/1/27	8,275	7,289
	Conagra Brands Inc.	7.000%	10/1/28	700	744
	Conagra Brands Inc.	4.850%	11/1/28	5,450	5,357
	Conagra Brands Inc.	8.250%	9/15/30	4,010	4,604
	Conagra Brands Inc.	5.300%	11/1/38	21,530	20,267
	Conagra Brands Inc.	5.400%	11/1/48	4,317	3,974
	Constellation Brands Inc.	4.400%	11/15/25	4,375	4,316
	Constellation Brands Inc.	4.750%	12/1/25	4,777	4,726
	Constellation Brands Inc.	5.000%	2/2/26	3,000	2,992
	Constellation Brands Inc.	3.700%	12/6/26	17,788	17,179
	Constellation Brands Inc.	3.500%	5/9/27	13,275	12,672
	Constellation Brands Inc.	4.350%	5/9/27	5,636	5,501
	Constellation Brands Inc.	3.600%	2/15/28	7,070	6,700
	Constellation Brands Inc.	4.800%	1/15/29	7,500	7,397
	Constellation Brands Inc.	3.150%	8/1/29	9,700	8,800
	Constellation Brands Inc.	2.875%	5/1/30	8,308	7,334
	Constellation Brands Inc.	2.250%	8/1/31	4,235	3,476
	Constellation Brands Inc.	4.750%	5/9/32	5,000	4,808
	Constellation Brands Inc.	4.900%	5/1/33	8,000	7,722
	Constellation Brands Inc.	4.500%	5/9/47	7,883	6,582
	Constellation Brands Inc.	4.100%	2/15/48	4,550	3,585
	Constellation Brands Inc.	5.250%	11/15/48	4,375	4,074
	Constellation Brands Inc.	3.750%	5/1/50	7,925	5,837
	Costco Wholesale Corp.	3.000%	5/18/27	16,532	15,811
	Costco Wholesale Corp.	1.375%	6/20/27	32,824	29,823
	Costco Wholesale Corp.	1.600%	4/20/30	52,373	44,004
	Costco Wholesale Corp.	1.750%	4/20/32	20,850	16,739
	Delhaize America LLC	9.000%	4/15/31	1,930	2,275
	Diageo Capital plc	1.375%	9/29/25	7,500	7,139
	Diageo Capital plc	5.200%	10/24/25	3,345	3,339
42

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Diageo Capital plc	5.300%	10/24/27	7,080	7,141
Diageo Capital plc	3.875%	5/18/28	1,000	963
Diageo Capital plc	2.000%	4/29/30	8,460	7,212
Diageo Capital plc	2.125%	4/29/32	9,824	7,969
Diageo Capital plc	5.500%	1/24/33	14,000	14,384
Diageo Capital plc	5.625%	10/5/33	10,325	10,720
Diageo Capital plc	5.875%	9/30/36	1,500	1,578
Diageo Capital plc	3.875%	4/29/43	17,969	14,728
Diageo Investment Corp.	7.450%	4/15/35	1,450	1,694
Diageo Investment Corp.	4.250%	5/11/42	1,512	1,319
Dollar General Corp.	4.150%	11/1/25	7,180	7,043
Dollar General Corp.	3.875%	4/15/27	5,525	5,310
Dollar General Corp.	4.625%	11/1/27	2,000	1,956
Dollar General Corp.	4.125%	5/1/28	4,475	4,308
Dollar General Corp.	5.200%	7/5/28	4,575	4,564
Dollar General Corp.	3.500%	4/3/30	4,464	4,077
Dollar General Corp.	5.000%	11/1/32	7,000	6,822
Dollar General Corp.	5.450%	7/5/33	11,000	10,938
Dollar General Corp.	4.125%	4/3/50	20,932	15,879
Dollar Tree Inc.	4.200%	5/15/28	11,270	10,821
Dollar Tree Inc.	2.650%	12/1/31	10,000	8,309
Dollar Tree Inc.	3.375%	12/1/51	4,175	2,717
Estee Lauder Cos. Inc.	3.150%	3/15/27	6,431	6,141
Estee Lauder Cos. Inc.	4.375%	5/15/28	5,000	4,898
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	5,263
Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	13,679
Estee Lauder Cos. Inc.	1.950%	3/15/31	11,000	9,039
Estee Lauder Cos. Inc.	4.650%	5/15/33	7,362	7,109
Estee Lauder Cos. Inc.	6.000%	5/15/37	8,000	8,491
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	3,712
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	1,532
Estee Lauder Cos. Inc.	3.125%	12/1/49	2,052	1,371
Estee Lauder Cos. Inc.	5.150%	5/15/53	7,362	6,897
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,359
Flowers Foods Inc.	2.400%	3/15/31	11,381	9,468
General Mills Inc.	4.700%	1/30/27	2,175	2,148
General Mills Inc.	3.200%	2/10/27	12,065	11,494
General Mills Inc.	4.200%	4/17/28	32,580	31,553
General Mills Inc.	2.875%	4/15/30	6,891	6,109
General Mills Inc.	2.250%	10/14/31	4,300	3,533
General Mills Inc.	4.950%	3/29/33	24,987	24,340
General Mills Inc.	5.400%	6/15/40	5,050	4,946
General Mills Inc.	3.000%	2/1/51	6,265	4,002
Haleon US Capital LLC	3.375%	3/24/27	29,175	27,843
Haleon US Capital LLC	3.375%	3/24/29	11,650	10,817
Haleon US Capital LLC	3.625%	3/24/32	29,500	26,411
Haleon US Capital LLC	4.000%	3/24/52	12,250	9,713
Hershey Co.	3.200%	8/21/25	5,028	4,919
Hershey Co.	2.300%	8/15/26	500	472
Hershey Co.	4.250%	5/4/28	6,427	6,322
Hershey Co.	2.450%	11/15/29	5,381	4,778
Hershey Co.	1.700%	6/1/30	2,145	1,794
Hershey Co.	4.500%	5/4/33	6,670	6,482
Hershey Co.	3.375%	8/15/46	300	221
Hershey Co.	3.125%	11/15/49	2,035	1,393
Hershey Co.	2.650%	6/1/50	2,595	1,618
Hormel Foods Corp.	4.800%	3/30/27	6,000	5,978
Hormel Foods Corp.	1.700%	6/3/28	14,000	12,434
Hormel Foods Corp.	1.800%	6/11/30	8,575	7,202
Hormel Foods Corp.	3.050%	6/3/51	10,002	6,599
Ingredion Inc.	3.200%	10/1/26	5,041	4,811
Ingredion Inc.	2.900%	6/1/30	8,075	7,119
Ingredion Inc.	3.900%	6/1/50	1,650	1,221
J M Smucker Co.	3.500%	3/15/25	6,034	5,940
J M Smucker Co.	3.375%	12/15/27	4,220	3,999
J M Smucker Co.	5.900%	11/15/28	4,259	4,387
J M Smucker Co.	2.375%	3/15/30	7,875	6,813
J M Smucker Co.	2.125%	3/15/32	5,400	4,321
J M Smucker Co.	6.200%	11/15/33	12,000	12,600
J M Smucker Co.	4.250%	3/15/35	4,750	4,248
43

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	2.750%	9/15/41	2,100	1,386
	J M Smucker Co.	6.500%	11/15/43	13,270	13,976
	J M Smucker Co.	3.550%	3/15/50	1,750	1,201
	J M Smucker Co.	6.500%	11/15/53	16,000	17,176
	JBS USA Holding Lux Sarl	2.500%	1/15/27	11,500	10,691
	JBS USA Holding Lux Sarl	5.125%	2/1/28	10,000	9,882
	JBS USA Holding Lux Sarl	3.000%	2/2/29	3,057	2,726
	JBS USA Holding Lux Sarl	5.500%	1/15/30	8,000	7,878
	JBS USA Holding Lux Sarl	3.750%	12/1/31	7,000	6,116
	JBS USA Holding Lux Sarl	3.000%	5/15/32	3,000	2,458
	JBS USA Holding Lux Sarl	5.750%	4/1/33	17,191	17,097
[7]	JBS USA Holding Lux Sarl	6.750%	3/15/34	17,401	18,406
	JBS USA Holding Lux Sarl	4.375%	2/2/52	24,625	18,245
	JBS USA Holding Lux Sarl	6.500%	12/1/52	22,700	22,567
[7]	JBS USA Holding Lux Sarl	7.250%	11/15/53	7,016	7,605
	Kellanova	3.250%	4/1/26	5,025	4,847
	Kellanova	3.400%	11/15/27	10,475	9,912
	Kellanova	4.300%	5/15/28	4,850	4,722
	Kellanova	2.100%	6/1/30	4,850	4,103
[4]	Kellanova	7.450%	4/1/31	8,000	8,948
	Kellanova	4.500%	4/1/46	7,650	6,382
	Kellanova	5.750%	5/16/54	3,250	3,248
	Kenvue Inc.	5.500%	3/22/25	8,000	8,000
	Kenvue Inc.	5.350%	3/22/26	8,000	8,020
	Kenvue Inc.	5.050%	3/22/28	10,500	10,555
	Kenvue Inc.	5.000%	3/22/30	12,000	12,042
	Kenvue Inc.	4.900%	3/22/33	32,255	31,892
	Kenvue Inc.	5.100%	3/22/43	11,000	10,613
	Kenvue Inc.	5.050%	3/22/53	16,000	15,084
	Kenvue Inc.	5.200%	3/22/63	8,200	7,745
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	6,311
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,188
[4]	Keurig Dr Pepper Inc.	5.100%	3/15/27	6,800	6,802
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	8,104
	Keurig Dr Pepper Inc.	5.050%	3/15/29	9,490	9,477
	Keurig Dr Pepper Inc.	3.950%	4/15/29	20,535	19,526
	Keurig Dr Pepper Inc.	3.200%	5/1/30	33,750	30,423
[4]	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,496
[4]	Keurig Dr Pepper Inc.	5.200%	3/15/31	13,000	12,972
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,000	10,212
	Keurig Dr Pepper Inc.	5.300%	3/15/34	13,060	12,994
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,525	4,707
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,000	3,357
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	5,284
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	2,560
	Keurig Dr Pepper Inc.	4.500%	4/15/52	13,000	10,834
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,003
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,492
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,552
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,449
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	3,612
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	5,541
	Kimberly-Clark Corp.	2.000%	11/2/31	7,200	5,977
	Kimberly-Clark Corp.	6.625%	8/1/37	300	341
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	8,138
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	2,192
	Kimberly-Clark Corp.	2.875%	2/7/50	4,105	2,732
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,131
	Kraft Heinz Foods Co.	3.000%	6/1/26	13,150	12,602
	Kraft Heinz Foods Co.	3.875%	5/15/27	16,218	15,689
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,050	3,782
	Kraft Heinz Foods Co.	5.000%	7/15/35	10,900	10,574
	Kraft Heinz Foods Co.	6.875%	1/26/39	8,000	8,877
	Kraft Heinz Foods Co.	6.500%	2/9/40	11,000	11,741
	Kraft Heinz Foods Co.	5.000%	6/4/42	17,500	15,823
	Kraft Heinz Foods Co.	5.200%	7/15/45	14,550	13,330
	Kraft Heinz Foods Co.	4.375%	6/1/46	52,086	42,412
	Kraft Heinz Foods Co.	4.875%	10/1/49	39,000	34,022
	Kraft Heinz Foods Co.	5.500%	6/1/50	10,450	9,987
	Kroger Co.	3.500%	2/1/26	3,127	3,035
44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	2.650%	10/15/26	4,107	3,879
	Kroger Co.	4.500%	1/15/29	1,435	1,408
[4]	Kroger Co.	7.700%	6/1/29	4,025	4,437
	Kroger Co.	8.000%	9/15/29	6,150	6,885
	Kroger Co.	2.200%	5/1/30	5,031	4,277
	Kroger Co.	1.700%	1/15/31	5,550	4,468
	Kroger Co.	7.500%	4/1/31	1,125	1,262
	Kroger Co.	6.900%	4/15/38	3,327	3,703
	Kroger Co.	5.400%	7/15/40	4,010	3,901
	Kroger Co.	5.000%	4/15/42	4,524	4,128
	Kroger Co.	5.150%	8/1/43	2,350	2,154
	Kroger Co.	3.875%	10/15/46	14,619	11,001
	Kroger Co.	4.450%	2/1/47	17,409	14,379
	Kroger Co.	4.650%	1/15/48	3,191	2,705
	Kroger Co.	3.950%	1/15/50	6,575	5,066
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,588
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	9,976
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	3,555
	McCormick & Co. Inc.	1.850%	2/15/31	9,390	7,623
	McCormick & Co. Inc.	4.950%	4/15/33	5,000	4,878
	McCormick & Co. Inc.	4.200%	8/15/47	1,820	1,506
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	11,910
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,160	6,290
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	7,646
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	26,036
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	9,995
	Molson Coors Beverage Co.	4.200%	7/15/46	22,025	17,587
	Mondelez International Inc.	2.625%	3/17/27	6,000	5,625
	Mondelez International Inc.	4.125%	5/7/28	7,500	7,288
	Mondelez International Inc.	4.750%	2/20/29	5,450	5,385
	Mondelez International Inc.	2.750%	4/13/30	9,006	7,982
	Mondelez International Inc.	1.500%	2/4/31	5,100	4,075
	Mondelez International Inc.	3.000%	3/17/32	7,750	6,680
	Mondelez International Inc.	1.875%	10/15/32	14,245	11,192
	Mondelez International Inc.	2.625%	9/4/50	15,275	9,134
	PepsiCo Inc.	2.250%	3/19/25	12,188	11,924
	PepsiCo Inc.	3.500%	7/17/25	4,000	3,929
	PepsiCo Inc.	5.250%	11/10/25	6,000	6,019
	PepsiCo Inc.	2.850%	2/24/26	15,866	15,329
	PepsiCo Inc.	2.375%	10/6/26	37,221	35,177
	PepsiCo Inc.	5.125%	11/10/26	5,000	5,022
	PepsiCo Inc.	2.625%	3/19/27	17,500	16,491
	PepsiCo Inc.	3.000%	10/15/27	37,525	35,480
	PepsiCo Inc.	4.450%	5/15/28	10,675	10,601
	PepsiCo Inc.	7.000%	3/1/29	3,527	3,853
	PepsiCo Inc.	2.625%	7/29/29	12,309	11,134
	PepsiCo Inc.	2.750%	3/19/30	27,510	24,636
	PepsiCo Inc.	1.625%	5/1/30	16,520	13,829
	PepsiCo Inc.	1.400%	2/25/31	10,000	8,034
	PepsiCo Inc.	1.950%	10/21/31	14,000	11,529
	PepsiCo Inc.	3.900%	7/18/32	10,681	9,972
	PepsiCo Inc.	5.500%	1/15/40	2,500	2,538
	PepsiCo Inc.	3.500%	3/19/40	9,500	7,709
	PepsiCo Inc.	2.625%	10/21/41	6,353	4,434
	PepsiCo Inc.	4.000%	3/5/42	4,800	4,096
	PepsiCo Inc.	3.600%	8/13/42	4,100	3,257
	PepsiCo Inc.	4.250%	10/22/44	3,525	3,048
	PepsiCo Inc.	4.450%	4/14/46	3,925	3,466
	PepsiCo Inc.	3.450%	10/6/46	15,075	11,346
	PepsiCo Inc.	3.375%	7/29/49	10,020	7,249
	PepsiCo Inc.	2.875%	10/15/49	9,400	6,235
	PepsiCo Inc.	3.625%	3/19/50	9,708	7,378
	PepsiCo Inc.	2.750%	10/21/51	10,500	6,659
	PepsiCo Inc.	4.200%	7/18/52	10,760	8,971
	PepsiCo Inc.	4.650%	2/15/53	5,000	4,517
	PepsiCo Inc.	3.875%	3/19/60	2,000	1,557
	Philip Morris International Inc.	3.375%	8/11/25	4,625	4,520
	Philip Morris International Inc.	5.000%	11/17/25	10,000	9,950
	Philip Morris International Inc.	4.875%	2/13/26	7,500	7,444
	Philip Morris International Inc.	2.750%	2/25/26	17,069	16,358
45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	0.875%	5/1/26	9,362	8,648
	Philip Morris International Inc.	4.750%	2/12/27	9,000	8,929
	Philip Morris International Inc.	3.125%	8/17/27	14,194	13,412
	Philip Morris International Inc.	5.125%	11/17/27	15,000	14,997
	Philip Morris International Inc.	4.875%	2/15/28	15,497	15,369
	Philip Morris International Inc.	5.250%	9/7/28	5,000	5,038
	Philip Morris International Inc.	4.875%	2/13/29	8,735	8,637
	Philip Morris International Inc.	5.625%	11/17/29	15,200	15,522
	Philip Morris International Inc.	5.125%	2/15/30	27,345	27,247
	Philip Morris International Inc.	2.100%	5/1/30	8,250	6,994
	Philip Morris International Inc.	5.500%	9/7/30	13,494	13,678
	Philip Morris International Inc.	1.750%	11/1/30	10,199	8,312
	Philip Morris International Inc.	5.125%	2/13/31	16,000	15,795
	Philip Morris International Inc.	5.750%	11/17/32	25,000	25,534
	Philip Morris International Inc.	5.375%	2/15/33	23,707	23,547
	Philip Morris International Inc.	5.625%	9/7/33	11,472	11,577
	Philip Morris International Inc.	5.250%	2/13/34	28,047	27,518
	Philip Morris International Inc.	6.375%	5/16/38	7,600	8,170
	Philip Morris International Inc.	4.375%	11/15/41	20,418	17,196
	Philip Morris International Inc.	4.500%	3/20/42	8,995	7,690
	Philip Morris International Inc.	3.875%	8/21/42	15,802	12,328
	Philip Morris International Inc.	4.125%	3/4/43	11,290	9,073
	Philip Morris International Inc.	4.875%	11/15/43	5,750	5,078
	Philip Morris International Inc.	4.250%	11/10/44	1,435	1,161
	Pilgrim's Pride Corp.	4.250%	4/15/31	4,800	4,367
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,613	8,134
	Pilgrim's Pride Corp.	6.250%	7/1/33	13,000	13,202
	Pilgrim's Pride Corp.	6.875%	5/15/34	5,500	5,842
	Procter & Gamble Co.	0.550%	10/29/25	6,450	6,084
	Procter & Gamble Co.	2.700%	2/2/26	15,050	14,530
	Procter & Gamble Co.	2.450%	11/3/26	11,110	10,525
	Procter & Gamble Co.	2.800%	3/25/27	9,395	8,930
	Procter & Gamble Co.	2.850%	8/11/27	6,575	6,213
	Procter & Gamble Co.	4.350%	1/29/29	12,700	12,588
	Procter & Gamble Co.	3.000%	3/25/30	30,127	27,729
	Procter & Gamble Co.	1.200%	10/29/30	15,351	12,499
	Procter & Gamble Co.	4.050%	1/26/33	10,000	9,590
	Procter & Gamble Co.	4.550%	1/29/34	25,500	25,021
	Procter & Gamble Co.	5.800%	8/15/34	7,000	7,594
	Procter & Gamble Co.	5.550%	3/5/37	4,500	4,760
	Procter & Gamble Co.	3.550%	3/25/40	4,373	3,653
	Procter & Gamble Co.	3.500%	10/25/47	3,075	2,415
	Procter & Gamble Co.	3.600%	3/25/50	14,606	11,542
	Reynolds American Inc.	5.700%	8/15/35	15,788	15,421
	Reynolds American Inc.	7.250%	6/15/37	4,800	5,180
[4]	Reynolds American Inc.	8.125%	5/1/40	2,239	2,537
[4]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,097
	Reynolds American Inc.	6.150%	9/15/43	8,575	8,261
	Reynolds American Inc.	5.850%	8/15/45	23,590	21,815
	Sysco Corp.	3.750%	10/1/25	15,349	15,025
	Sysco Corp.	3.300%	7/15/26	8,450	8,124
	Sysco Corp.	3.250%	7/15/27	14,864	14,078
	Sysco Corp.	5.750%	1/17/29	6,000	6,144
	Sysco Corp.	2.400%	2/15/30	1,815	1,572
	Sysco Corp.	5.950%	4/1/30	5,058	5,262
	Sysco Corp.	2.450%	12/14/31	2,000	1,652
	Sysco Corp.	6.000%	1/17/34	7,250	7,606
	Sysco Corp.	6.600%	4/1/40	8,415	9,105
	Sysco Corp.	4.850%	10/1/45	5,180	4,588
	Sysco Corp.	4.500%	4/1/46	8,950	7,530
	Sysco Corp.	4.450%	3/15/48	7,425	6,171
	Sysco Corp.	3.300%	2/15/50	9,262	6,339
	Sysco Corp.	6.600%	4/1/50	11,472	12,776
	Sysco Corp.	3.150%	12/14/51	10,000	6,549
	Target Corp.	2.500%	4/15/26	10,690	10,240
	Target Corp.	1.950%	1/15/27	7,500	6,982
	Target Corp.	3.375%	4/15/29	11,850	11,143
	Target Corp.	2.350%	2/15/30	6,730	5,902
	Target Corp.	2.650%	9/15/30	13,093	11,601
	Target Corp.	4.500%	9/15/32	7,500	7,226
46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Target Corp.	4.400%	1/15/33	8,500	8,161
	Target Corp.	6.500%	10/15/37	5,208	5,763
	Target Corp.	7.000%	1/15/38	3,725	4,348
	Target Corp.	4.000%	7/1/42	2,000	1,684
	Target Corp.	3.625%	4/15/46	10,000	7,659
	Target Corp.	3.900%	11/15/47	1,500	1,188
	Target Corp.	2.950%	1/15/52	13,176	8,497
	Target Corp.	4.800%	1/15/53	7,500	6,805
	Tyson Foods Inc.	4.000%	3/1/26	26,044	25,433
	Tyson Foods Inc.	3.550%	6/2/27	16,175	15,465
	Tyson Foods Inc.	4.350%	3/1/29	17,500	16,808
	Tyson Foods Inc.	5.400%	3/15/29	4,000	4,008
	Tyson Foods Inc.	5.700%	3/15/34	10,000	9,955
	Tyson Foods Inc.	5.150%	8/15/44	625	547
	Tyson Foods Inc.	4.550%	6/2/47	2,125	1,707
	Tyson Foods Inc.	5.100%	9/28/48	18,635	16,254
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,680
	Unilever Capital Corp.	3.100%	7/30/25	3,875	3,793
	Unilever Capital Corp.	2.000%	7/28/26	6,200	5,827
	Unilever Capital Corp.	2.900%	5/5/27	6,400	6,067
	Unilever Capital Corp.	4.875%	9/8/28	7,500	7,505
	Unilever Capital Corp.	2.125%	9/6/29	23,366	20,529
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,036
	Unilever Capital Corp.	1.750%	8/12/31	5,900	4,791
	Unilever Capital Corp.	5.900%	11/15/32	8,600	9,137
	Unilever Capital Corp.	5.000%	12/8/33	6,500	6,502
[4]	Unilever Capital Corp.	2.625%	8/12/51	12,457	7,927
	Walmart Inc.	3.900%	9/9/25	11,025	10,873
	Walmart Inc.	4.000%	4/15/26	3,000	2,953
	Walmart Inc.	3.050%	7/8/26	23,447	22,650
	Walmart Inc.	1.050%	9/17/26	12,500	11,519
	Walmart Inc.	3.950%	9/9/27	11,000	10,745
	Walmart Inc.	3.900%	4/15/28	7,000	6,822
	Walmart Inc.	3.700%	6/26/28	14,146	13,723
	Walmart Inc.	3.250%	7/8/29	21,465	20,150
	Walmart Inc.	2.375%	9/24/29	7,455	6,686
	Walmart Inc.	4.000%	4/15/30	2,500	2,426
	Walmart Inc.	1.800%	9/22/31	10,000	8,236
	Walmart Inc.	4.150%	9/9/32	8,600	8,289
	Walmart Inc.	4.100%	4/15/33	30,230	28,804
	Walmart Inc.	5.250%	9/1/35	10,467	10,757
	Walmart Inc.	6.500%	8/15/37	5,000	5,665
	Walmart Inc.	6.200%	4/15/38	13,580	15,171
	Walmart Inc.	3.950%	6/28/38	7,175	6,436
	Walmart Inc.	5.625%	4/1/40	4,130	4,346
	Walmart Inc.	5.000%	10/25/40	2,755	2,727
	Walmart Inc.	5.625%	4/15/41	3,887	4,082
	Walmart Inc.	4.000%	4/11/43	11,385	9,704
	Walmart Inc.	4.300%	4/22/44	4,800	4,248
	Walmart Inc.	3.625%	12/15/47	16,378	12,643
	Walmart Inc.	4.050%	6/29/48	19,587	16,263
	Walmart Inc.	2.950%	9/24/49	14,170	9,613
	Walmart Inc.	4.500%	9/9/52	10,000	8,866
	Walmart Inc.	4.500%	4/15/53	20,300	17,965
					4,833,031
Energy (1.8%)
	Apache Corp.	4.375%	10/15/28	2,613	2,480
	Apache Corp.	4.250%	1/15/30	6,369	5,911
	Apache Corp.	6.000%	1/15/37	4,729	4,674
	Apache Corp.	5.100%	9/1/40	16,835	14,369
	Apache Corp.	5.250%	2/1/42	3,835	3,305
	Apache Corp.	4.750%	4/15/43	5,959	4,746
	Apache Corp.	5.350%	7/1/49	4,130	3,460
	Baker Hughes Holdings LLC	2.061%	12/15/26	4,500	4,176
	Baker Hughes Holdings LLC	3.337%	12/15/27	14,275	13,507
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,100	4,641
	Baker Hughes Holdings LLC	4.486%	5/1/30	9,498	9,234
	Baker Hughes Holdings LLC	5.125%	9/15/40	10,040	9,548
	Baker Hughes Holdings LLC	4.080%	12/15/47	15,500	12,397
47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	14,990
	Boardwalk Pipelines LP	4.450%	7/15/27	21,695	21,114
	Boardwalk Pipelines LP	3.600%	9/1/32	3,000	2,587
	Boardwalk Pipelines LP	5.625%	8/1/34	10,000	9,832
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	13,125
[4]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	29,172
[4]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	6,885
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	8,144
[4]	BP Capital Markets America Inc.	3.588%	4/14/27	5,253	5,053
	BP Capital Markets America Inc.	5.017%	11/17/27	7,845	7,839
	BP Capital Markets America Inc.	3.937%	9/21/28	19,750	18,950
	BP Capital Markets America Inc.	4.234%	11/6/28	34,680	33,623
	BP Capital Markets America Inc.	4.699%	4/10/29	5,855	5,771
	BP Capital Markets America Inc.	4.970%	10/17/29	6,120	6,103
	BP Capital Markets America Inc.	3.633%	4/6/30	13,910	12,966
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	5,374
	BP Capital Markets America Inc.	2.721%	1/12/32	20,000	17,013
	BP Capital Markets America Inc.	4.812%	2/13/33	24,000	23,270
	BP Capital Markets America Inc.	4.893%	9/11/33	24,750	24,094
	BP Capital Markets America Inc.	4.989%	4/10/34	12,705	12,426
	BP Capital Markets America Inc.	5.227%	11/17/34	10,240	10,165
	BP Capital Markets America Inc.	3.060%	6/17/41	22,110	16,106
	BP Capital Markets America Inc.	3.000%	2/24/50	19,264	12,545
	BP Capital Markets America Inc.	2.772%	11/10/50	19,190	11,811
	BP Capital Markets America Inc.	2.939%	6/4/51	28,600	18,177
	BP Capital Markets America Inc.	3.001%	3/17/52	21,300	13,695
	BP Capital Markets America Inc.	3.379%	2/8/61	16,400	10,833
	BP Capital Markets plc	3.279%	9/19/27	22,573	21,405
	BP Capital Markets plc	3.723%	11/28/28	12,825	12,189
	BP Capital Markets plc	6.450%	Perpetual	18,195	18,711
	Burlington Resources LLC	7.200%	8/15/31	5,472	6,143
	Burlington Resources LLC	7.400%	12/1/31	3,875	4,404
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	12,380
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	15,703
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	7,887
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	4,250
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	4,043
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	3,184
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	8,254
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,643	11,931
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	9,578
[4]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	6,520
	Cenovus Energy Inc.	4.250%	4/15/27	3,200	3,110
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	4,633
	Cenovus Energy Inc.	5.250%	6/15/37	2,889	2,752
	Cenovus Energy Inc.	6.750%	11/15/39	2,504	2,702
	Cenovus Energy Inc.	5.400%	6/15/47	7,462	6,862
	Cenovus Energy Inc.	3.750%	2/15/52	8,300	5,861
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	27,317
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	15,024
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	6,363
	Cheniere Energy Inc.	4.625%	10/15/28	13,674	13,278
[7]	Cheniere Energy Inc.	5.650%	4/15/34	17,590	17,568
	Cheniere Energy Partners LP	4.500%	10/1/29	15,400	14,667
	Cheniere Energy Partners LP	4.000%	3/1/31	22,425	20,369
	Cheniere Energy Partners LP	3.250%	1/31/32	20,100	17,140
	Cheniere Energy Partners LP	5.950%	6/30/33	18,998	19,236
[7]	Cheniere Energy Partners LP	5.750%	8/15/34	17,300	17,312
	Chevron Corp.	3.326%	11/17/25	8,799	8,595
	Chevron Corp.	2.954%	5/16/26	9,700	9,335
	Chevron Corp.	1.995%	5/11/27	7,286	6,732
	Chevron Corp.	2.236%	5/11/30	18,468	15,990
	Chevron Corp.	3.078%	5/11/50	8,945	6,109
	Chevron USA Inc.	0.687%	8/12/25	13,352	12,718
	Chevron USA Inc.	1.018%	8/12/27	9,167	8,149
	Chevron USA Inc.	3.850%	1/15/28	4,789	4,648
	Chevron USA Inc.	3.250%	10/15/29	8,000	7,425
	Chevron USA Inc.	5.250%	11/15/43	10,200	10,136
	Chevron USA Inc.	2.343%	8/12/50	9,100	5,280
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,342	4,726
48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	7,600	5,552
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,300	5,067
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	5,000	4,358
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	25,050	24,695
	CNOOC Petroleum North America ULC	5.875%	3/10/35	5,500	5,933
	CNOOC Petroleum North America ULC	6.400%	5/15/37	11,325	12,897
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,035	5,876
	Conoco Funding Co.	7.250%	10/15/31	3,440	3,861
	ConocoPhillips	4.300%	8/15/28	10,348	10,132
	ConocoPhillips	2.400%	2/15/31	4,900	4,121
	ConocoPhillips	5.900%	10/15/32	3,625	3,826
	ConocoPhillips	5.900%	5/15/38	10,161	10,549
	ConocoPhillips	6.500%	2/1/39	12,731	14,003
	ConocoPhillips	4.875%	10/1/47	10,294	9,369
	ConocoPhillips Co.	6.950%	4/15/29	7,725	8,373
	ConocoPhillips Co.	5.050%	9/15/33	11,100	11,006
	ConocoPhillips Co.	3.758%	3/15/42	8,574	6,794
	ConocoPhillips Co.	4.300%	11/15/44	13,848	11,749
	ConocoPhillips Co.	3.800%	3/15/52	15,000	11,219
	ConocoPhillips Co.	5.300%	5/15/53	10,685	10,154
	ConocoPhillips Co.	5.550%	3/15/54	11,000	10,835
	ConocoPhillips Co.	4.025%	3/15/62	18,503	13,939
	ConocoPhillips Co.	5.700%	9/15/63	7,500	7,477
	Continental Resources Inc.	4.375%	1/15/28	7,577	7,280
	Continental Resources Inc.	4.900%	6/1/44	6,200	5,069
	Coterra Energy Inc.	3.900%	5/15/27	11,055	10,631
	Coterra Energy Inc.	4.375%	3/15/29	3,280	3,132
	DCP Midstream Operating LP	5.375%	7/15/25	1,964	1,956
	DCP Midstream Operating LP	5.625%	7/15/27	6,343	6,409
	DCP Midstream Operating LP	5.125%	5/15/29	3,488	3,465
	DCP Midstream Operating LP	3.250%	2/15/32	6,631	5,670
	DCP Midstream Operating LP	5.600%	4/1/44	4,000	3,818
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,431
	Devon Energy Corp.	5.250%	10/15/27	4,792	4,773
	Devon Energy Corp.	5.875%	6/15/28	3,128	3,139
	Devon Energy Corp.	4.500%	1/15/30	5,648	5,452
	Devon Energy Corp.	7.875%	9/30/31	6,950	7,854
	Devon Energy Corp.	7.950%	4/15/32	4,314	4,939
	Devon Energy Corp.	5.600%	7/15/41	14,692	13,671
	Devon Energy Corp.	4.750%	5/15/42	8,480	7,097
	Devon Energy Corp.	5.000%	6/15/45	8,350	7,115
	Diamondback Energy Inc.	3.250%	12/1/26	34,125	32,600
	Diamondback Energy Inc.	5.200%	4/18/27	30,835	30,848
	Diamondback Energy Inc.	3.500%	12/1/29	8,750	8,076
	Diamondback Energy Inc.	5.150%	1/30/30	9,835	9,788
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	11,370
	Diamondback Energy Inc.	6.250%	3/15/33	10,500	10,983
	Diamondback Energy Inc.	5.400%	4/18/34	15,010	14,858
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	5,340
	Diamondback Energy Inc.	4.250%	3/15/52	7,430	5,759
	Diamondback Energy Inc.	6.250%	3/15/53	7,690	7,938
	Diamondback Energy Inc.	5.750%	4/18/54	17,335	16,796
	Diamondback Energy Inc.	5.900%	4/18/64	11,515	11,116
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	4,474
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	3,506
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	4,611
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	8,846
[4]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	5,398
	Enbridge Energy Partners LP	5.500%	9/15/40	9,573	9,131
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	6,696
	Enbridge Inc.	1.600%	10/4/26	800	736
	Enbridge Inc.	5.900%	11/15/26	8,233	8,327
	Enbridge Inc.	4.250%	12/1/26	15,400	15,035
	Enbridge Inc.	5.250%	4/5/27	8,635	8,636
	Enbridge Inc.	3.700%	7/15/27	6,675	6,395
	Enbridge Inc.	6.000%	11/15/28	8,180	8,423
	Enbridge Inc.	5.300%	4/5/29	8,600	8,614
	Enbridge Inc.	3.125%	11/15/29	14,295	12,911
	Enbridge Inc.	6.200%	11/15/30	33,300	34,963
	Enbridge Inc.	5.700%	3/8/33	10,145	10,227
49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	2.500%	8/1/33	11,500	9,126
	Enbridge Inc.	5.625%	4/5/34	28,800	28,756
	Enbridge Inc.	4.500%	6/10/44	6,495	5,368
	Enbridge Inc.	5.500%	12/1/46	2,000	1,923
	Enbridge Inc.	4.000%	11/15/49	5,750	4,350
	Enbridge Inc.	3.400%	8/1/51	10,600	7,166
	Enbridge Inc.	6.700%	11/15/53	13,700	14,966
	Enbridge Inc.	5.950%	4/5/54	11,100	11,016
	Enbridge Inc.	7.200%	6/27/54	3,750	3,773
	Enbridge Inc.	7.375%	3/15/55	3,750	3,759
	Energy Transfer LP	5.950%	12/1/25	3,375	3,384
	Energy Transfer LP	4.750%	1/15/26	11,005	10,877
	Energy Transfer LP	3.900%	7/15/26	6,000	5,810
	Energy Transfer LP	4.400%	3/15/27	11,100	10,827
	Energy Transfer LP	4.200%	4/15/27	6,900	6,693
[4]	Energy Transfer LP	5.500%	6/1/27	10,800	10,834
	Energy Transfer LP	4.000%	10/1/27	15,000	14,399
	Energy Transfer LP	5.550%	2/15/28	13,700	13,812
	Energy Transfer LP	4.950%	5/15/28	12,200	12,021
	Energy Transfer LP	4.950%	6/15/28	13,110	12,938
	Energy Transfer LP	5.250%	4/15/29	22,800	22,765
	Energy Transfer LP	5.250%	7/1/29	4,244	4,219
	Energy Transfer LP	4.150%	9/15/29	3,000	2,840
	Energy Transfer LP	3.750%	5/15/30	16,180	14,882
	Energy Transfer LP	6.400%	12/1/30	10,870	11,423
	Energy Transfer LP	5.750%	2/15/33	17,060	17,204
	Energy Transfer LP	6.550%	12/1/33	21,230	22,463
	Energy Transfer LP	5.550%	5/15/34	15,810	15,610
	Energy Transfer LP	5.600%	9/1/34	8,209	8,143
	Energy Transfer LP	4.900%	3/15/35	4,100	3,813
	Energy Transfer LP	6.625%	10/15/36	11,675	12,326
[4]	Energy Transfer LP	5.800%	6/15/38	5,790	5,679
	Energy Transfer LP	7.500%	7/1/38	6,132	6,974
	Energy Transfer LP	6.050%	6/1/41	5,690	5,578
	Energy Transfer LP	6.500%	2/1/42	11,926	12,355
	Energy Transfer LP	6.100%	2/15/42	2,500	2,459
	Energy Transfer LP	4.950%	1/15/43	2,850	2,443
	Energy Transfer LP	5.150%	2/1/43	5,900	5,160
	Energy Transfer LP	5.950%	10/1/43	4,300	4,167
	Energy Transfer LP	5.300%	4/1/44	10,675	9,560
	Energy Transfer LP	5.000%	5/15/44	7,415	6,401
	Energy Transfer LP	5.150%	3/15/45	11,269	9,905
	Energy Transfer LP	5.350%	5/15/45	13,175	11,790
	Energy Transfer LP	6.125%	12/15/45	14,450	14,161
	Energy Transfer LP	5.300%	4/15/47	15,110	13,378
	Energy Transfer LP	5.400%	10/1/47	13,897	12,432
	Energy Transfer LP	6.000%	6/15/48	11,300	10,904
	Energy Transfer LP	6.250%	4/15/49	27,400	27,296
	Energy Transfer LP	5.000%	5/15/50	30,900	26,264
	Energy Transfer LP	5.950%	5/15/54	19,450	18,841
	Energy Transfer LP	6.050%	9/1/54	12,314	12,072
	Eni USA Inc.	7.300%	11/15/27	1,095	1,160
	EnLink Midstream LLC	5.375%	6/1/29	5,680	5,545
	EnLink Midstream Partners LP	4.850%	7/15/26	5,600	5,497
	EnLink Midstream Partners LP	5.600%	4/1/44	3,990	3,525
	EnLink Midstream Partners LP	5.050%	4/1/45	5,130	4,182
	EnLink Midstream Partners LP	5.450%	6/1/47	5,700	4,943
	Enterprise Products Operating LLC	5.050%	1/10/26	1,600	1,596
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	12,361
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,361
	Enterprise Products Operating LLC	4.150%	10/16/28	7,870	7,608
	Enterprise Products Operating LLC	3.125%	7/31/29	17,940	16,427
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	10,630
	Enterprise Products Operating LLC	5.350%	1/31/33	12,000	12,103
[4]	Enterprise Products Operating LLC	6.875%	3/1/33	5,843	6,490
	Enterprise Products Operating LLC	4.850%	1/31/34	16,220	15,754
[4]	Enterprise Products Operating LLC	6.650%	10/15/34	235	258
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	3,935
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	6,157
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	7,688
50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	4,068
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	11,112
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	13,056
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	20,136
	Enterprise Products Operating LLC	5.100%	2/15/45	12,370	11,482
	Enterprise Products Operating LLC	4.900%	5/15/46	12,385	11,162
	Enterprise Products Operating LLC	4.250%	2/15/48	21,492	17,573
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	11,771
	Enterprise Products Operating LLC	4.200%	1/31/50	22,942	18,441
	Enterprise Products Operating LLC	3.700%	1/31/51	4,203	3,108
	Enterprise Products Operating LLC	3.200%	2/15/52	9,025	6,008
	Enterprise Products Operating LLC	3.300%	2/15/53	14,300	9,653
	Enterprise Products Operating LLC	4.950%	10/15/54	4,525	4,004
	Enterprise Products Operating LLC	3.950%	1/31/60	11,600	8,564
[4]	Enterprise Products Operating LLC	5.250%	8/16/77	5,100	4,883
[4]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	10,574
	EOG Resources Inc.	4.150%	1/15/26	6,750	6,647
	EOG Resources Inc.	4.375%	4/15/30	11,695	11,414
	EOG Resources Inc.	3.900%	4/1/35	2,000	1,790
	EOG Resources Inc.	4.950%	4/15/50	9,900	9,080
	EQT Corp.	3.900%	10/1/27	12,600	12,041
	EQT Corp.	5.700%	4/1/28	4,855	4,900
	EQT Corp.	5.000%	1/15/29	6,159	6,042
	EQT Corp.	7.000%	2/1/30	9,600	10,185
	EQT Corp.	5.750%	2/1/34	6,500	6,434
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	26,478
	Exxon Mobil Corp.	2.275%	8/16/26	37,725	35,678
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	8,715
	Exxon Mobil Corp.	3.482%	3/19/30	21,000	19,577
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	22,340
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	8,744
	Exxon Mobil Corp.	4.227%	3/19/40	31,450	27,691
	Exxon Mobil Corp.	3.567%	3/6/45	16,653	12,710
	Exxon Mobil Corp.	4.114%	3/1/46	13,400	11,062
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	12,501
	Exxon Mobil Corp.	4.327%	3/19/50	28,390	23,925
	Exxon Mobil Corp.	3.452%	4/15/51	30,641	22,124
	Halliburton Co.	3.800%	11/15/25	602	589
	Halliburton Co.	2.920%	3/1/30	10,200	9,122
	Halliburton Co.	4.850%	11/15/35	16,325	15,531
	Halliburton Co.	6.700%	9/15/38	16,880	18,555
	Halliburton Co.	7.450%	9/15/39	4,500	5,321
	Halliburton Co.	4.500%	11/15/41	3,500	3,022
	Halliburton Co.	4.750%	8/1/43	14,075	12,388
	Halliburton Co.	5.000%	11/15/45	21,117	19,116
	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	4,498
	Hess Corp.	4.300%	4/1/27	11,460	11,172
	Hess Corp.	7.300%	8/15/31	9,785	10,909
	Hess Corp.	7.125%	3/15/33	5,780	6,488
	Hess Corp.	6.000%	1/15/40	15,050	15,552
	Hess Corp.	5.600%	2/15/41	12,672	12,644
	Hess Corp.	5.800%	4/1/47	2,100	2,126
	HF Sinclair Corp.	5.875%	4/1/26	8,008	8,023
	HF Sinclair Corp.	4.500%	10/1/30	5,300	4,972
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,132
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	3,423
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,026
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	7,193
[4]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	13,771	14,951
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	10,025
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	5,048
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	1,966
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	5,186
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	8,941
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	3,828
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	5,614
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	4,481
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	8,703
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	2,407
	Kinder Morgan Inc.	1.750%	11/15/26	5,000	4,609
51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Inc.	4.300%	3/1/28	6,851	6,654
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	6,391
[4]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,086
[4]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	8,989
	Kinder Morgan Inc.	4.800%	2/1/33	9,000	8,529
	Kinder Morgan Inc.	5.200%	6/1/33	16,000	15,537
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	8,962
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	23,076
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	7,825
	Kinder Morgan Inc.	5.200%	3/1/48	4,100	3,637
	Kinder Morgan Inc.	3.250%	8/1/50	5,200	3,323
	Kinder Morgan Inc.	3.600%	2/15/51	10,000	6,822
	Kinder Morgan Inc.	5.450%	8/1/52	9,000	8,286
	Marathon Oil Corp.	4.400%	7/15/27	15,100	14,778
	Marathon Oil Corp.	5.300%	4/1/29	2,975	2,988
	Marathon Oil Corp.	6.800%	3/15/32	5,755	6,261
	Marathon Oil Corp.	5.700%	4/1/34	3,850	3,920
	Marathon Oil Corp.	6.600%	10/1/37	10,257	11,110
	Marathon Oil Corp.	5.200%	6/1/45	5,148	4,735
	Marathon Petroleum Corp.	5.125%	12/15/26	10,000	9,965
	Marathon Petroleum Corp.	3.800%	4/1/28	3,825	3,645
	Marathon Petroleum Corp.	6.500%	3/1/41	13,232	13,766
	Marathon Petroleum Corp.	4.750%	9/15/44	8,395	7,158
	Marathon Petroleum Corp.	4.500%	4/1/48	7,685	6,184
	Marathon Petroleum Corp.	5.000%	9/15/54	4,425	3,743
	MPLX LP	1.750%	3/1/26	16,519	15,530
	MPLX LP	4.125%	3/1/27	10,525	10,224
	MPLX LP	4.250%	12/1/27	8,960	8,673
	MPLX LP	4.000%	3/15/28	19,650	18,802
	MPLX LP	4.800%	2/15/29	7,643	7,497
	MPLX LP	2.650%	8/15/30	15,341	13,224
	MPLX LP	4.950%	9/1/32	9,998	9,563
	MPLX LP	5.000%	3/1/33	11,800	11,280
	MPLX LP	5.500%	6/1/34	19,225	18,931
	MPLX LP	4.500%	4/15/38	13,962	12,187
	MPLX LP	5.200%	3/1/47	14,335	12,835
	MPLX LP	5.200%	12/1/47	16,225	14,284
	MPLX LP	4.700%	4/15/48	9,495	7,848
	MPLX LP	5.500%	2/15/49	13,690	12,647
	MPLX LP	4.950%	3/14/52	15,000	12,736
	MPLX LP	5.650%	3/1/53	8,300	7,798
	MPLX LP	4.900%	4/15/58	4,500	3,701
	NOV Inc.	3.600%	12/1/29	3,438	3,162
	NOV Inc.	3.950%	12/1/42	11,900	9,006
	Occidental Petroleum Corp.	5.875%	9/1/25	6,393	6,400
	Occidental Petroleum Corp.	5.500%	12/1/25	4,995	4,982
	Occidental Petroleum Corp.	5.550%	3/15/26	8,980	8,965
	Occidental Petroleum Corp.	8.500%	7/15/27	5,158	5,524
	Occidental Petroleum Corp.	6.375%	9/1/28	5,812	5,996
	Occidental Petroleum Corp.	8.875%	7/15/30	12,542	14,458
	Occidental Petroleum Corp.	6.625%	9/1/30	16,278	17,065
	Occidental Petroleum Corp.	6.125%	1/1/31	13,129	13,445
	Occidental Petroleum Corp.	7.500%	5/1/31	9,157	10,084
	Occidental Petroleum Corp.	7.875%	9/15/31	5,100	5,710
	Occidental Petroleum Corp.	6.450%	9/15/36	18,043	18,825
	Occidental Petroleum Corp.	7.950%	6/15/39	2,562	2,959
	Occidental Petroleum Corp.	6.200%	3/15/40	8,642	8,631
	Occidental Petroleum Corp.	6.600%	3/15/46	14,262	14,864
	Occidental Petroleum Corp.	4.400%	4/15/46	4,469	3,505
	Occidental Petroleum Corp.	4.200%	3/15/48	4,173	3,162
	ONEOK Inc.	2.200%	9/15/25	7,000	6,724
	ONEOK Inc.	5.850%	1/15/26	3,367	3,383
	ONEOK Inc.	5.000%	3/1/26	9,075	8,998
	ONEOK Inc.	5.550%	11/1/26	2,087	2,096
	ONEOK Inc.	4.000%	7/13/27	9,250	8,932
	ONEOK Inc.	4.550%	7/15/28	8,241	8,036
	ONEOK Inc.	5.650%	11/1/28	7,000	7,107
	ONEOK Inc.	4.350%	3/15/29	9,600	9,247
	ONEOK Inc.	3.400%	9/1/29	13,025	11,936
	ONEOK Inc.	3.100%	3/15/30	8,000	7,154
52

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ONEOK Inc.	3.250%	6/1/30	11,150	10,028
ONEOK Inc.	5.800%	11/1/30	5,000	5,114
ONEOK Inc.	6.350%	1/15/31	7,000	7,334
ONEOK Inc.	6.050%	9/1/33	19,000	19,566
ONEOK Inc.	6.000%	6/15/35	5,428	5,539
ONEOK Inc.	5.150%	10/15/43	3,775	3,411
ONEOK Inc.	4.250%	9/15/46	5,285	4,132
ONEOK Inc.	4.950%	7/13/47	9,164	7,834
ONEOK Inc.	4.200%	10/3/47	10,710	8,210
ONEOK Inc.	5.200%	7/15/48	10,600	9,397
ONEOK Inc.	4.850%	2/1/49	500	421
ONEOK Inc.	4.450%	9/1/49	8,210	6,452
ONEOK Inc.	3.950%	3/1/50	7,450	5,431
ONEOK Inc.	4.500%	3/15/50	4,085	3,231
ONEOK Inc.	7.150%	1/15/51	2,900	3,206
ONEOK Inc.	6.625%	9/1/53	23,500	25,094
ONEOK Partners LP	6.650%	10/1/36	15,153	16,020
ONEOK Partners LP	6.850%	10/15/37	6,725	7,220
ONEOK Partners LP	6.125%	2/1/41	750	749
ONEOK Partners LP	6.200%	9/15/43	4,185	4,197
Ovintiv Inc.	5.375%	1/1/26	1,300	1,294
Ovintiv Inc.	5.650%	5/15/28	7,472	7,557
Ovintiv Inc.	7.375%	11/1/31	5,000	5,433
Ovintiv Inc.	6.250%	7/15/33	5,025	5,180
Ovintiv Inc.	6.500%	8/15/34	8,443	8,830
Ovintiv Inc.	6.625%	8/15/37	11,375	11,818
Ovintiv Inc.	6.500%	2/1/38	4,200	4,312
Ovintiv Inc.	7.100%	7/15/53	4,000	4,388
Patterson-UTI Energy Inc.	3.950%	2/1/28	5,400	5,080
Patterson-UTI Energy Inc.	5.150%	11/15/29	3,800	3,689
Patterson-UTI Energy Inc.	7.150%	10/1/33	4,385	4,646
Phillips 66	1.300%	2/15/26	2,800	2,622
Phillips 66	3.900%	3/15/28	9,896	9,483
Phillips 66	2.150%	12/15/30	9,000	7,524
Phillips 66	4.650%	11/15/34	13,650	12,685
Phillips 66	5.875%	5/1/42	18,756	18,884
Phillips 66	4.875%	11/15/44	16,940	14,994
Phillips 66	3.300%	3/15/52	10,900	7,134
Phillips 66 Co.	3.550%	10/1/26	6,075	5,863
Phillips 66 Co.	4.950%	12/1/27	2,975	2,967
Phillips 66 Co.	3.750%	3/1/28	2,000	1,908
Phillips 66 Co.	3.150%	12/15/29	5,275	4,778
Phillips 66 Co.	5.250%	6/15/31	19,000	18,928
Phillips 66 Co.	5.300%	6/30/33	12,750	12,618
Phillips 66 Co.	4.680%	2/15/45	4,740	4,032
Phillips 66 Co.	4.900%	10/1/46	5,000	4,402
Phillips 66 Co.	5.650%	6/15/54	8,615	8,278
Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	6,006
Pioneer Natural Resources Co.	1.900%	8/15/30	13,865	11,614
Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	8,399
Plains All American Pipeline LP	4.650%	10/15/25	11,466	11,308
Plains All American Pipeline LP	4.500%	12/15/26	10,450	10,224
Plains All American Pipeline LP	3.550%	12/15/29	8,200	7,490
Plains All American Pipeline LP	3.800%	9/15/30	7,300	6,671
Plains All American Pipeline LP	6.650%	1/15/37	4,100	4,306
Plains All American Pipeline LP	5.150%	6/1/42	5,130	4,546
Plains All American Pipeline LP	4.300%	1/31/43	3,645	2,874
Plains All American Pipeline LP	4.700%	6/15/44	8,580	7,069
Plains All American Pipeline LP	4.900%	2/15/45	10,964	9,296
Sabine Pass Liquefaction LLC	5.875%	6/30/26	22,000	22,094
Sabine Pass Liquefaction LLC	5.000%	3/15/27	23,500	23,309
Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	20,359
Sabine Pass Liquefaction LLC	4.500%	5/15/30	25,795	24,745
Sabine Pass Liquefaction LLC	5.900%	9/15/37	4,065	4,165
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	4,771
Schlumberger Investment SA	4.500%	5/15/28	6,100	6,003
Schlumberger Investment SA	2.650%	6/26/30	10,060	8,861
Schlumberger Investment SA	4.850%	5/15/33	7,350	7,202
Schlumberger Investment SA	5.000%	6/1/34	5,700	5,609
Shell International Finance BV	2.875%	5/10/26	9,980	9,588
53

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	2.500%	9/12/26	12,897	12,212
Shell International Finance BV	3.875%	11/13/28	22,425	21,517
Shell International Finance BV	2.375%	11/7/29	39,174	34,556
Shell International Finance BV	2.750%	4/6/30	23,705	21,144
Shell International Finance BV	4.125%	5/11/35	23,141	21,212
Shell International Finance BV	6.375%	12/15/38	30,923	34,077
Shell International Finance BV	2.875%	11/26/41	6,580	4,681
Shell International Finance BV	3.625%	8/21/42	14,227	11,189
Shell International Finance BV	4.550%	8/12/43	16,125	14,357
Shell International Finance BV	4.375%	5/11/45	32,387	27,655
Shell International Finance BV	4.000%	5/10/46	31,925	25,698
Shell International Finance BV	3.750%	9/12/46	6,325	4,893
Shell International Finance BV	3.125%	11/7/49	13,195	8,964
Shell International Finance BV	3.250%	4/6/50	15,515	10,783
Shell International Finance BV	3.000%	11/26/51	21,200	13,874
Spectra Energy Partners LP	3.375%	10/15/26	5,145	4,924
Spectra Energy Partners LP	5.950%	9/25/43	3,140	3,121
Spectra Energy Partners LP	4.500%	3/15/45	12,925	10,513
Suncor Energy Inc.	7.150%	2/1/32	6,407	7,007
Suncor Energy Inc.	5.950%	12/1/34	1,295	1,323
Suncor Energy Inc.	6.800%	5/15/38	9,815	10,474
Suncor Energy Inc.	6.500%	6/15/38	15,285	16,011
Suncor Energy Inc.	6.850%	6/1/39	7,666	8,256
Suncor Energy Inc.	4.000%	11/15/47	9,295	6,977
Suncor Energy Inc.	3.750%	3/4/51	8,350	5,993
Targa Resources Corp.	6.150%	3/1/29	11,000	11,355
Targa Resources Corp.	4.200%	2/1/33	13,070	11,763
Targa Resources Corp.	6.125%	3/15/33	7,794	8,018
Targa Resources Corp.	6.500%	3/30/34	11,000	11,644
Targa Resources Corp.	4.950%	4/15/52	15,270	12,990
Targa Resources Corp.	6.250%	7/1/52	4,900	4,950
Targa Resources Corp.	6.500%	2/15/53	9,000	9,457
Targa Resources Partners LP	6.500%	7/15/27	4,000	4,031
Targa Resources Partners LP	5.000%	1/15/28	7,000	6,852
Targa Resources Partners LP	6.875%	1/15/29	7,000	7,179
Targa Resources Partners LP	5.500%	3/1/30	10,000	9,938
Targa Resources Partners LP	4.875%	2/1/31	10,000	9,536
Targa Resources Partners LP	4.000%	1/15/32	10,000	8,982
TC PipeLines LP	3.900%	5/25/27	7,100	6,796
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	858
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	4,235
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	229
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,498
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	17,536
TotalEnergies Capital International SA	2.829%	1/10/30	11,000	9,864
TotalEnergies Capital International SA	2.986%	6/29/41	15,428	11,205
TotalEnergies Capital International SA	3.461%	7/12/49	1,400	1,017
TotalEnergies Capital International SA	3.127%	5/29/50	35,100	23,729
TotalEnergies Capital International SA	3.386%	6/29/60	7,000	4,690
TotalEnergies Capital SA	3.883%	10/11/28	6,350	6,095
TotalEnergies Capital SA	5.150%	4/5/34	14,400	14,415
TotalEnergies Capital SA	5.488%	4/5/54	20,160	19,892
TotalEnergies Capital SA	5.638%	4/5/64	14,385	14,260
TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	5,950
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	9,767
TransCanada PipeLines Ltd.	4.100%	4/15/30	26,700	25,189
TransCanada PipeLines Ltd.	2.500%	10/12/31	11,000	9,217
TransCanada PipeLines Ltd.	4.625%	3/1/34	13,231	12,412
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,125
TransCanada PipeLines Ltd.	5.850%	3/15/36	5,025	5,053
TransCanada PipeLines Ltd.	6.200%	10/15/37	18,175	18,773
TransCanada PipeLines Ltd.	4.750%	5/15/38	13,700	12,532
TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	5,649
TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	12,356
TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	6,905
TransCanada PipeLines Ltd.	4.875%	5/15/48	19,525	17,178
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	10,291
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,200	10,738
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	13,108
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,019
54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	2,370
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	6,550	5,577
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	5,400	4,089
	Valero Energy Corp.	2.150%	9/15/27	6,600	6,012
	Valero Energy Corp.	4.350%	6/1/28	11,262	10,901
	Valero Energy Corp.	2.800%	12/1/31	5,150	4,368
	Valero Energy Corp.	7.500%	4/15/32	7,131	8,048
	Valero Energy Corp.	6.625%	6/15/37	18,035	19,236
	Valero Energy Corp.	4.900%	3/15/45	4,900	4,387
	Valero Energy Corp.	3.650%	12/1/51	10,000	6,917
	Valero Energy Corp.	4.000%	6/1/52	6,500	4,764
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,010
	Western Midstream Operating LP	4.500%	3/1/28	4,282	4,126
	Western Midstream Operating LP	4.750%	8/15/28	2,157	2,104
	Western Midstream Operating LP	6.350%	1/15/29	8,620	8,891
	Western Midstream Operating LP	4.050%	2/1/30	13,573	12,628
	Western Midstream Operating LP	6.150%	4/1/33	7,900	8,071
	Western Midstream Operating LP	5.450%	4/1/44	6,600	5,909
	Western Midstream Operating LP	5.300%	3/1/48	7,240	6,217
	Western Midstream Operating LP	5.500%	8/15/48	2,715	2,345
	Western Midstream Operating LP	5.250%	2/1/50	14,000	12,182
	Williams Cos. Inc.	4.000%	9/15/25	7,275	7,138
	Williams Cos. Inc.	5.400%	3/2/26	1,700	1,698
	Williams Cos. Inc.	3.750%	6/15/27	12,000	11,521
	Williams Cos. Inc.	5.300%	8/15/28	7,326	7,348
	Williams Cos. Inc.	4.900%	3/15/29	8,900	8,776
	Williams Cos. Inc.	3.500%	11/15/30	12,510	11,331
[4]	Williams Cos. Inc.	7.500%	1/15/31	550	606
	Williams Cos. Inc.	2.600%	3/15/31	12,000	10,147
	Williams Cos. Inc.	4.650%	8/15/32	17,370	16,513
	Williams Cos. Inc.	5.650%	3/15/33	10,910	11,017
	Williams Cos. Inc.	5.150%	3/15/34	11,000	10,733
	Williams Cos. Inc.	6.300%	4/15/40	12,920	13,393
	Williams Cos. Inc.	5.800%	11/15/43	8,000	7,769
	Williams Cos. Inc.	5.400%	3/4/44	9,250	8,721
	Williams Cos. Inc.	5.750%	6/24/44	6,700	6,560
	Williams Cos. Inc.	4.900%	1/15/45	8,178	7,151
	Williams Cos. Inc.	5.100%	9/15/45	12,038	10,855
	Williams Cos. Inc.	4.850%	3/1/48	8,890	7,687
	Williams Cos. Inc.	3.500%	10/15/51	4,200	2,912
	Williams Cos. Inc.	5.300%	8/15/52	10,000	9,260
					5,229,459
Financials (7.6%)
	ACE Capital Trust II	9.700%	4/1/30	725	861
[4]	Aegon Ltd.	5.500%	4/11/48	6,000	5,777
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	2,024
	AerCap Ireland Capital DAC	6.500%	7/15/25	24,304	24,513
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	8,822
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	9,424
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	9,952
	AerCap Ireland Capital DAC	2.450%	10/29/26	39,000	36,386
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,000	3,047
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	11,598
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	21,449
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	14,838
	AerCap Ireland Capital DAC	5.750%	6/6/28	8,000	8,090
	AerCap Ireland Capital DAC	3.000%	10/29/28	40,000	36,354
	AerCap Ireland Capital DAC	5.100%	1/19/29	10,000	9,917
	AerCap Ireland Capital DAC	6.150%	9/30/30	13,300	13,753
	AerCap Ireland Capital DAC	3.300%	1/30/32	68,500	58,865
	AerCap Ireland Capital DAC	3.400%	10/29/33	16,500	13,851
	AerCap Ireland Capital DAC	5.300%	1/19/34	10,000	9,803
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,000	11,759
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,908	10,667
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,576	10,329
	Aflac Inc.	1.125%	3/15/26	5,010	4,679
	Aflac Inc.	2.875%	10/15/26	4,765	4,529
	Aflac Inc.	3.600%	4/1/30	27,801	25,834
	Aflac Inc.	4.000%	10/15/46	6,700	5,272
55

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aflac Inc.	4.750%	1/15/49	9,075	8,049
	Air Lease Corp.	3.250%	3/1/25	11,202	11,001
	Air Lease Corp.	3.375%	7/1/25	7,000	6,840
[4]	Air Lease Corp.	2.875%	1/15/26	8,734	8,379
[4]	Air Lease Corp.	3.750%	6/1/26	2,680	2,589
[4]	Air Lease Corp.	5.300%	6/25/26	4,600	4,585
	Air Lease Corp.	1.875%	8/15/26	10,000	9,274
	Air Lease Corp.	2.200%	1/15/27	5,000	4,618
	Air Lease Corp.	3.625%	4/1/27	6,569	6,274
	Air Lease Corp.	3.625%	12/1/27	6,800	6,415
	Air Lease Corp.	2.100%	9/1/28	5,000	4,391
	Air Lease Corp.	4.625%	10/1/28	6,300	6,110
	Air Lease Corp.	3.250%	10/1/29	4,265	3,860
[4]	Air Lease Corp.	3.000%	2/1/30	10,300	9,120
[4]	Air Lease Corp.	2.875%	1/15/32	19,650	16,442
	Aircastle Ltd.	4.250%	6/15/26	18,771	18,297
	Alleghany Corp.	4.900%	9/15/44	4,575	4,256
	Alleghany Corp.	3.250%	8/15/51	11,750	7,920
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,395
	Allstate Corp.	0.750%	12/15/25	4,000	3,740
	Allstate Corp.	3.280%	12/15/26	7,950	7,606
	Allstate Corp.	5.050%	6/24/29	4,493	4,473
	Allstate Corp.	1.450%	12/15/30	14,000	11,179
	Allstate Corp.	5.250%	3/30/33	15,475	15,413
	Allstate Corp.	5.350%	6/1/33	1,700	1,706
	Allstate Corp.	5.550%	5/9/35	3,475	3,520
	Allstate Corp.	5.950%	4/1/36	925	970
	Allstate Corp.	4.500%	6/15/43	5,950	5,089
	Allstate Corp.	4.200%	12/15/46	2,265	1,829
	Allstate Corp.	3.850%	8/10/49	16,280	12,303
[4]	Allstate Corp.	6.500%	5/15/57	5,775	5,813
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,056
	Ally Financial Inc.	4.750%	6/9/27	5,000	4,878
	Ally Financial Inc.	7.100%	11/15/27	24,247	25,252
	Ally Financial Inc.	6.992%	6/13/29	5,685	5,904
[4]	Ally Financial Inc.	8.000%	11/1/31	27,425	30,293
	Ally Financial Inc.	8.000%	11/1/31	2,250	2,482
	American Express Co.	3.625%	12/5/24	19,560	19,393
	American Express Co.	2.250%	3/4/25	6,800	6,650
	American Express Co.	3.950%	8/1/25	5,995	5,896
	American Express Co.	4.200%	11/6/25	11,265	11,101
	American Express Co.	4.900%	2/13/26	13,460	13,374
	American Express Co.	4.990%	5/1/26	22,215	22,083
	American Express Co.	3.125%	5/20/26	9,338	8,986
	American Express Co.	6.338%	10/30/26	4,300	4,342
	American Express Co.	1.650%	11/4/26	9,600	8,835
	American Express Co.	2.550%	3/4/27	31,536	29,478
	American Express Co.	5.645%	4/23/27	18,630	18,701
	American Express Co.	3.300%	5/3/27	38,035	36,193
	American Express Co.	5.389%	7/28/27	11,000	11,013
	American Express Co.	5.850%	11/5/27	8,000	8,193
	American Express Co.	5.098%	2/16/28	47,379	47,174
	American Express Co.	5.282%	7/27/29	26,000	26,042
	American Express Co.	5.532%	4/25/30	7,080	7,161
	American Express Co.	6.489%	10/30/31	10,075	10,737
	American Express Co.	4.989%	5/26/33	5,000	4,827
	American Express Co.	4.420%	8/3/33	9,990	9,428
	American Express Co.	5.043%	5/1/34	11,579	11,323
	American Express Co.	5.625%	7/28/34	4,000	4,008
	American Express Co.	5.915%	4/25/35	10,060	10,240
	American Express Co.	4.050%	12/3/42	11,223	9,334
	American Financial Group Inc.	5.250%	4/2/30	4,396	4,366
	American Financial Group Inc.	4.500%	6/15/47	6,893	5,886
	American International Group Inc.	4.200%	4/1/28	6,915	6,685
	American International Group Inc.	4.250%	3/15/29	2,397	2,308
	American International Group Inc.	3.400%	6/30/30	12,000	10,918
	American International Group Inc.	5.125%	3/27/33	7,226	7,122
	American International Group Inc.	4.700%	7/10/35	2,706	2,468
	American International Group Inc.	6.250%	5/1/36	15,405	16,280
	American International Group Inc.	4.500%	7/16/44	4,106	3,550
56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.800%	7/10/45	10,577	9,437
	American International Group Inc.	4.750%	4/1/48	2,629	2,320
[4]	American International Group Inc.	5.750%	4/1/48	7,950	7,779
	American International Group Inc.	4.375%	6/30/50	10,645	8,808
	American National Group Inc.	5.000%	6/15/27	5,361	5,243
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	15,494
	Ameriprise Financial Inc.	5.700%	12/15/28	4,000	4,094
	Ameriprise Financial Inc.	4.500%	5/13/32	3,000	2,888
	Ameriprise Financial Inc.	5.150%	5/15/33	5,000	5,006
[4]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,228
[4]	Aon Corp.	8.205%	1/1/27	3,000	3,172
	Aon Corp.	2.850%	5/28/27	4,365	4,095
	Aon Corp.	4.500%	12/15/28	10,500	10,213
	Aon Corp.	3.750%	5/2/29	9,459	8,878
	Aon Corp.	2.800%	5/15/30	16,672	14,620
	Aon Corp.	2.600%	12/2/31	3,000	2,500
	Aon Corp.	5.000%	9/12/32	2,000	1,947
	Aon Corp.	5.350%	2/28/33	14,056	13,963
	Aon Corp.	6.250%	9/30/40	4,650	4,907
	Aon Corp.	2.900%	8/23/51	12,233	7,468
	Aon Corp.	3.900%	2/28/52	8,817	6,519
	Aon Global Ltd.	3.875%	12/15/25	5,774	5,643
	Aon Global Ltd.	4.600%	6/14/44	8,451	7,204
	Aon Global Ltd.	4.750%	5/15/45	1,104	956
	Aon North America Inc.	5.125%	3/1/27	3,335	3,331
	Aon North America Inc.	5.150%	3/1/29	15,735	15,693
	Aon North America Inc.	5.300%	3/1/31	8,435	8,407
	Aon North America Inc.	5.450%	3/1/34	24,980	24,869
	Aon North America Inc.	5.750%	3/1/54	22,940	22,416
[7]	Apollo Debt Solutions BDC	6.900%	4/13/29	7,500	7,540
	Apollo Global Management Inc.	6.375%	11/15/33	5,090	5,378
	Apollo Global Management Inc.	5.800%	5/21/54	9,100	8,962
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	4,572
	Arch Capital Finance LLC	5.031%	12/15/46	3,225	2,922
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,243
	Arch Capital Group Ltd.	3.635%	6/30/50	9,640	6,948
	Arch Capital Group US Inc.	5.144%	11/1/43	9,837	9,021
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,534
	Ares Capital Corp.	3.250%	7/15/25	23,468	22,820
	Ares Capital Corp.	3.875%	1/15/26	5,300	5,116
	Ares Capital Corp.	2.150%	7/15/26	11,000	10,164
	Ares Capital Corp.	7.000%	1/15/27	10,596	10,773
	Ares Capital Corp.	2.875%	6/15/27	11,278	10,317
	Ares Capital Corp.	5.875%	3/1/29	20,389	20,070
	Ares Capital Corp.	5.950%	7/15/29	6,000	5,895
	Ares Capital Corp.	3.200%	11/15/31	8,700	7,173
[7]	Ares Strategic Income Fund	6.350%	8/15/29	3,000	2,975
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,000	4,896
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,000	5,014
	Arthur J Gallagher & Co.	6.500%	2/15/34	9,628	10,186
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	6,898
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,000	1,225
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,590	8,346
	Arthur J Gallagher & Co.	6.750%	2/15/54	5,000	5,504
	Arthur J Gallagher & Co.	5.750%	7/15/54	5,650	5,487
	Assurant Inc.	4.900%	3/27/28	1,600	1,575
	Assurant Inc.	3.700%	2/22/30	1,300	1,176
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	3,600	3,707
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	1,734
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	1,386
[7]	Athene Global Funding	5.620%	5/8/26	8,500	8,506
[7]	Athene Global Funding	5.583%	1/9/29	8,500	8,533
	Athene Holding Ltd.	4.125%	1/12/28	12,525	12,075
	Athene Holding Ltd.	6.150%	4/3/30	11,425	11,811
	Athene Holding Ltd.	3.500%	1/15/31	21,558	19,084
	Athene Holding Ltd.	5.875%	1/15/34	10,575	10,463
	Athene Holding Ltd.	3.950%	5/25/51	7,100	5,087
	Athene Holding Ltd.	3.450%	5/15/52	5,775	3,691
	Athene Holding Ltd.	6.250%	4/1/54	15,690	15,697
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	5,800	5,804
57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	5,000	5,026
[4]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,173
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	11,515	11,497
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	8,000	7,978
	AXA SA	8.600%	12/15/30	7,660	9,010
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,429
[4]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,687
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,589
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	2,822
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,000	2,751
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,210
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	8,200	8,939
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	12,000	11,966
	Banco Santander SA	3.496%	3/24/25	27,200	26,804
	Banco Santander SA	5.147%	8/18/25	10,100	10,025
	Banco Santander SA	5.179%	11/19/25	12,510	12,385
	Banco Santander SA	1.849%	3/25/26	27,116	25,422
	Banco Santander SA	4.250%	4/11/27	18,975	18,358
	Banco Santander SA	5.294%	8/18/27	32,500	32,282
	Banco Santander SA	6.527%	11/7/27	22,800	23,326
	Banco Santander SA	3.800%	2/23/28	9,800	9,238
	Banco Santander SA	5.552%	3/14/28	11,200	11,181
	Banco Santander SA	4.175%	3/24/28	25,000	24,091
	Banco Santander SA	4.379%	4/12/28	12,800	12,336
	Banco Santander SA	5.588%	8/8/28	10,000	10,100
	Banco Santander SA	6.607%	11/7/28	19,000	19,944
	Banco Santander SA	5.538%	3/14/30	11,200	11,124
	Banco Santander SA	3.490%	5/28/30	2,400	2,150
	Banco Santander SA	2.749%	12/3/30	15,000	12,487
	Banco Santander SA	2.958%	3/25/31	17,900	15,287
	Banco Santander SA	6.921%	8/8/33	22,000	22,995
	Banco Santander SA	6.938%	11/7/33	16,640	18,172
	Banco Santander SA	6.350%	3/14/34	33,200	33,290
[4]	Bank of America Corp.	3.875%	8/1/25	13,623	13,413
[4]	Bank of America Corp.	1.530%	12/6/25	12,835	12,598
[4]	Bank of America Corp.	4.450%	3/3/26	22,051	21,677
[4]	Bank of America Corp.	3.500%	4/19/26	28,565	27,703
[4]	Bank of America Corp.	1.319%	6/19/26	17,500	16,777
[4]	Bank of America Corp.	4.827%	7/22/26	10,000	9,903
[4]	Bank of America Corp.	4.250%	10/22/26	14,515	14,148
[4]	Bank of America Corp.	1.197%	10/24/26	15,000	14,153
	Bank of America Corp.	5.080%	1/20/27	15,600	15,502
[4]	Bank of America Corp.	1.658%	3/11/27	15,000	14,065
[4]	Bank of America Corp.	3.559%	4/23/27	49,330	47,706
	Bank of America Corp.	1.734%	7/22/27	51,550	47,768
	Bank of America Corp.	5.933%	9/15/27	35,000	35,360
[4]	Bank of America Corp.	3.248%	10/21/27	53,700	50,799
[4]	Bank of America Corp.	4.183%	11/25/27	25,000	24,132
[4]	Bank of America Corp.	3.824%	1/20/28	30,992	29,880
[4]	Bank of America Corp.	3.705%	4/24/28	25,875	24,787
	Bank of America Corp.	4.376%	4/27/28	20,050	19,569
[4]	Bank of America Corp.	3.593%	7/21/28	47,625	45,325
[4]	Bank of America Corp.	4.948%	7/22/28	50,000	49,590
	Bank of America Corp.	6.204%	11/10/28	20,500	21,103
[4]	Bank of America Corp.	3.419%	12/20/28	100,985	94,937
[4]	Bank of America Corp.	3.970%	3/5/29	10,000	9,560
	Bank of America Corp.	5.202%	4/25/29	53,605	53,510
[4]	Bank of America Corp.	2.087%	6/14/29	25,000	22,183
[4]	Bank of America Corp.	4.271%	7/23/29	40,000	38,533
	Bank of America Corp.	5.819%	9/15/29	45,000	45,937
[4]	Bank of America Corp.	3.974%	2/7/30	10,000	9,471
[4]	Bank of America Corp.	3.194%	7/23/30	2,865	2,600
[4]	Bank of America Corp.	2.884%	10/22/30	38,825	34,564
[4]	Bank of America Corp.	2.496%	2/13/31	5,955	5,146
[4]	Bank of America Corp.	2.592%	4/29/31	53,048	45,850
[4]	Bank of America Corp.	1.898%	7/23/31	20,800	17,121
[4]	Bank of America Corp.	1.922%	10/24/31	25,000	20,431
[4]	Bank of America Corp.	2.651%	3/11/32	13,300	11,259
	Bank of America Corp.	2.687%	4/22/32	112,675	95,280
	Bank of America Corp.	2.299%	7/21/32	34,000	27,844
58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	2.572%	10/20/32	26,399	21,896
[4]	Bank of America Corp.	2.972%	2/4/33	80,000	67,724
	Bank of America Corp.	4.571%	4/27/33	50	47
[4]	Bank of America Corp.	5.015%	7/22/33	55,500	54,222
	Bank of America Corp.	5.288%	4/25/34	77,955	77,141
	Bank of America Corp.	5.872%	9/15/34	15,000	15,427
	Bank of America Corp.	5.468%	1/23/35	51,465	51,399
	Bank of America Corp.	2.482%	9/21/36	31,340	25,024
	Bank of America Corp.	6.110%	1/29/37	22,087	22,952
	Bank of America Corp.	3.846%	3/8/37	32,155	28,273
[4]	Bank of America Corp.	4.244%	4/24/38	36,831	32,574
	Bank of America Corp.	7.750%	5/14/38	18,175	21,575
[4]	Bank of America Corp.	4.078%	4/23/40	23,405	19,876
[4]	Bank of America Corp.	2.676%	6/19/41	76,925	53,782
[4]	Bank of America Corp.	5.875%	2/7/42	5,235	5,445
	Bank of America Corp.	3.311%	4/22/42	47,505	35,712
[4]	Bank of America Corp.	5.000%	1/21/44	14,777	13,935
[4]	Bank of America Corp.	4.875%	4/1/44	7,682	7,067
[4]	Bank of America Corp.	4.750%	4/21/45	4,425	3,937
[4]	Bank of America Corp.	4.443%	1/20/48	10,998	9,378
[4]	Bank of America Corp.	3.946%	1/23/49	17,575	13,832
[4]	Bank of America Corp.	4.330%	3/15/50	2,600	2,171
[4]	Bank of America Corp.	4.083%	3/20/51	104,135	83,181
[4]	Bank of America Corp.	2.831%	10/24/51	75	47
[4]	Bank of America Corp.	3.483%	3/13/52	600	430
	Bank of America Corp.	2.972%	7/21/52	31,750	20,709
	Bank of America NA	5.650%	8/18/25	21,925	21,993
	Bank of America NA	5.526%	8/18/26	22,165	22,317
[4]	Bank of America NA	6.000%	10/15/36	7,400	7,776
	Bank of Montreal	5.920%	9/25/25	8,300	8,340
	Bank of Montreal	5.300%	6/5/26	8,000	7,993
[4]	Bank of Montreal	2.650%	3/8/27	15,825	14,838
[4]	Bank of Montreal	4.700%	9/14/27	5,100	5,033
	Bank of Montreal	5.203%	2/1/28	27,800	27,838
	Bank of Montreal	5.717%	9/25/28	8,300	8,468
	Bank of Montreal	5.511%	6/4/31	10,500	10,611
[4]	Bank of Montreal	3.803%	12/15/32	18,390	17,299
	Bank of Montreal	3.088%	1/10/37	7,600	6,210
[4]	Bank of New York Mellon Corp.	3.250%	9/11/24	6,918	6,885
[4]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	415
[4]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	8,979
[4]	Bank of New York Mellon Corp.	5.148%	5/22/26	4,915	4,907
	Bank of New York Mellon Corp.	4.414%	7/24/26	33,000	32,624
[4]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	7,879
[4]	Bank of New York Mellon Corp.	2.050%	1/26/27	3,400	3,165
	Bank of New York Mellon Corp.	4.947%	4/26/27	13,055	12,975
[4]	Bank of New York Mellon Corp.	3.250%	5/16/27	15,989	15,267
[4]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	5,884
[4]	Bank of New York Mellon Corp.	3.442%	2/7/28	14,576	13,942
[4]	Bank of New York Mellon Corp.	3.992%	6/13/28	9,000	8,706
[4]	Bank of New York Mellon Corp.	5.802%	10/25/28	15,000	15,286
[4]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,395
	Bank of New York Mellon Corp.	4.543%	2/1/29	11,875	11,640
[4]	Bank of New York Mellon Corp.	6.317%	10/25/29	9,000	9,405
[4]	Bank of New York Mellon Corp.	4.975%	3/14/30	46,000	45,710
[4]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	2,523
	Bank of New York Mellon Corp.	2.500%	1/26/32	9,350	7,823
[4]	Bank of New York Mellon Corp.	5.834%	10/25/33	26,000	26,949
	Bank of New York Mellon Corp.	4.706%	2/1/34	26,500	25,352
[4]	Bank of New York Mellon Corp.	4.967%	4/26/34	20,000	19,487
[4]	Bank of New York Mellon Corp.	5.188%	3/14/35	11,065	10,923
	Bank of Nova Scotia	5.250%	12/6/24	19,875	19,839
	Bank of Nova Scotia	4.500%	12/16/25	19,100	18,801
	Bank of Nova Scotia	1.050%	3/2/26	10,000	9,310
	Bank of Nova Scotia	2.700%	8/3/26	28,496	26,995
	Bank of Nova Scotia	1.300%	9/15/26	10,000	9,166
	Bank of Nova Scotia	1.950%	2/2/27	2,000	1,845
[4]	Bank of Nova Scotia	5.400%	6/4/27	4,500	4,522
	Bank of Nova Scotia	5.250%	6/12/28	25,700	25,809
[4]	Bank of Nova Scotia	5.450%	8/1/29	3,750	3,786
59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	2.450%	2/2/32	5,650	4,660
	Bank of Nova Scotia	5.650%	2/1/34	8,300	8,432
	Bank of Nova Scotia	4.588%	5/4/37	10,500	9,463
	Bank One Michigan	8.250%	11/1/24	6,000	6,044
	BankUnited Inc.	4.875%	11/17/25	1,284	1,261
	BankUnited Inc.	5.125%	6/11/30	5,000	4,500
	Barclays plc	3.650%	3/16/25	15,176	14,941
	Barclays plc	4.375%	1/12/26	25,200	24,785
[4]	Barclays plc	2.852%	5/7/26	15,950	15,550
	Barclays plc	5.200%	5/12/26	19,105	18,883
	Barclays plc	7.325%	11/2/26	15,000	15,267
	Barclays plc	5.829%	5/9/27	35,100	35,136
	Barclays plc	6.496%	9/13/27	11,525	11,715
	Barclays plc	2.279%	11/24/27	23,530	21,763
	Barclays plc	4.337%	1/10/28	13,206	12,700
	Barclays plc	5.674%	3/12/28	11,775	11,791
	Barclays plc	4.836%	5/9/28	26,410	25,485
	Barclays plc	7.385%	11/2/28	15,000	15,789
[4]	Barclays plc	4.972%	5/16/29	14,400	14,091
	Barclays plc	6.490%	9/13/29	31,205	32,286
	Barclays plc	5.690%	3/12/30	14,000	14,040
[4]	Barclays plc	5.088%	6/20/30	10,530	10,072
	Barclays plc	2.645%	6/24/31	34,800	29,541
	Barclays plc	2.667%	3/10/32	14,250	11,830
	Barclays plc	2.894%	11/24/32	23,935	19,807
	Barclays plc	5.746%	8/9/33	9,945	9,923
	Barclays plc	7.437%	11/2/33	32,500	35,748
	Barclays plc	6.224%	5/9/34	16,885	17,306
	Barclays plc	7.119%	6/27/34	15,259	16,220
	Barclays plc	6.692%	9/13/34	20,415	21,637
	Barclays plc	3.564%	9/23/35	24,475	21,031
	Barclays plc	3.811%	3/10/42	4,600	3,548
	Barclays plc	3.330%	11/24/42	16,000	11,468
	Barclays plc	5.250%	8/17/45	4,000	3,766
	Barclays plc	4.950%	1/10/47	13,800	12,307
	Barclays plc	6.036%	3/12/55	9,000	9,121
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,000	4,686
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,709
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,109
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	12,000	10,500
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,325	3,922
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	12,729	11,138
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	21,365
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	26,395	22,554
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	34,825	22,405
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	6,005
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	34,385	26,607
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	45,307
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	2,560
	BGC Group Inc.	4.375%	12/15/25	7,500	7,315
	BGC Group Inc.	8.000%	5/25/28	4,800	5,061
	BlackRock Funding Inc.	4.700%	3/14/29	6,750	6,718
	BlackRock Funding Inc.	5.000%	3/14/34	11,300	11,216
	BlackRock Funding Inc.	5.250%	3/14/54	16,300	15,748
	BlackRock Inc.	3.200%	3/15/27	6,000	5,763
	BlackRock Inc.	3.250%	4/30/29	3,000	2,797
	BlackRock Inc.	2.400%	4/30/30	11,000	9,602
	BlackRock Inc.	1.900%	1/28/31	13,575	11,254
	BlackRock Inc.	2.100%	2/25/32	15,500	12,626
	BlackRock Inc.	4.750%	5/25/33	5,000	4,900
	BlackRock TCP Capital Corp.	6.950%	5/30/29	1,550	1,513
	Blackstone Private Credit Fund	7.050%	9/29/25	1,600	1,615
	Blackstone Private Credit Fund	2.625%	12/15/26	7,369	6,742
	Blackstone Private Credit Fund	3.250%	3/15/27	6,000	5,540
[7]	Blackstone Private Credit Fund	7.300%	11/27/28	9,400	9,734
	Blackstone Private Credit Fund	4.000%	1/15/29	13,000	11,862
[7]	Blackstone Private Credit Fund	5.950%	7/16/29	9,760	9,560
[7]	Blackstone Private Credit Fund	6.250%	1/25/31	5,585	5,540
	Blackstone Secured Lending Fund	3.625%	1/15/26	15,000	14,400
	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	4,629
60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blackstone Secured Lending Fund	5.875%	11/15/27	3,600	3,574
	Blackstone Secured Lending Fund	2.850%	9/30/28	7,575	6,640
	Blue Owl Capital Corp.	4.000%	3/30/25	4,725	4,649
	Blue Owl Capital Corp.	3.750%	7/22/25	10,347	10,088
	Blue Owl Capital Corp.	4.250%	1/15/26	6,816	6,611
	Blue Owl Capital Corp.	3.400%	7/15/26	8,000	7,538
	Blue Owl Capital Corp.	2.625%	1/15/27	9,900	9,050
	Blue Owl Capital Corp.	2.875%	6/11/28	10,000	8,844
	Blue Owl Capital Corp.	5.950%	3/15/29	8,475	8,347
[4]	Blue Owl Credit Income Corp.	5.500%	3/21/25	7,220	7,175
[4]	Blue Owl Credit Income Corp.	3.125%	9/23/26	1,598	1,482
	Blue Owl Credit Income Corp.	7.950%	6/13/28	13,150	13,598
	Blue Owl Credit Income Corp.	7.750%	1/15/29	5,000	5,155
[7]	Blue Owl Credit Income Corp.	6.600%	9/15/29	5,000	4,931
	Blue Owl Credit Income Corp.	6.650%	3/15/31	11,500	11,248
[7]	Blue Owl Finance LLC	6.250%	4/18/34	11,800	11,841
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	4,075	3,660
[7]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	7,000	6,848
[4]	BPCE SA	3.375%	12/2/26	4,001	3,832
[7]	BPCE SA	3.250%	1/11/28	275	256
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	4,998
	Brighthouse Financial Inc.	4.700%	6/22/47	8,415	6,531
	Brighthouse Financial Inc.	3.850%	12/22/51	3,550	2,254
	Brookfield Capital Finance LLC	6.087%	6/14/33	12,184	12,528
	Brookfield Finance I UK plc	2.340%	1/30/32	7,385	5,922
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	992
	Brookfield Finance Inc.	3.900%	1/25/28	2,125	2,027
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	18,297
	Brookfield Finance Inc.	4.350%	4/15/30	920	872
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	8,718
	Brookfield Finance Inc.	6.350%	1/5/34	14,150	14,839
	Brookfield Finance Inc.	5.675%	1/15/35	5,845	5,782
	Brookfield Finance Inc.	4.700%	9/20/47	6,350	5,373
	Brookfield Finance Inc.	3.500%	3/30/51	2,825	1,956
	Brookfield Finance Inc.	5.968%	3/4/54	9,500	9,397
	Brookfield Finance LLC	3.450%	4/15/50	12,950	8,882
	Brown & Brown Inc.	4.500%	3/15/29	6,575	6,340
	Brown & Brown Inc.	2.375%	3/15/31	7,603	6,282
	Brown & Brown Inc.	4.200%	3/17/32	24,730	22,583
	Brown & Brown Inc.	5.650%	6/11/34	2,500	2,485
	Brown & Brown Inc.	4.950%	3/17/52	6,855	5,830
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,360
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	13,888
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	5,500	5,528
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	17,545	16,789
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	6,320	6,310
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	6,490	6,441
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	5,795	5,956
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	11,500	11,477
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	31,084	27,503
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	17,980	18,621
	Capital One Financial Corp.	4.200%	10/29/25	13,037	12,761
	Capital One Financial Corp.	2.636%	3/3/26	20,000	19,572
	Capital One Financial Corp.	4.985%	7/24/26	11,208	11,110
	Capital One Financial Corp.	3.750%	7/28/26	19,088	18,428
	Capital One Financial Corp.	3.750%	3/9/27	26,750	25,687
	Capital One Financial Corp.	3.650%	5/11/27	18,040	17,249
	Capital One Financial Corp.	7.149%	10/29/27	5,500	5,681
	Capital One Financial Corp.	1.878%	11/2/27	13,773	12,630
	Capital One Financial Corp.	3.800%	1/31/28	20,375	19,366
	Capital One Financial Corp.	5.468%	2/1/29	58,482	58,238
	Capital One Financial Corp.	6.312%	6/8/29	20,000	20,466
	Capital One Financial Corp.	5.700%	2/1/30	21,314	21,400
	Capital One Financial Corp.	3.273%	3/1/30	11,120	10,028
	Capital One Financial Corp.	5.247%	7/26/30	6,000	5,887
[4]	Capital One Financial Corp.	7.624%	10/30/31	12,700	13,969
	Capital One Financial Corp.	2.359%	7/29/32	4,000	3,129
	Capital One Financial Corp.	2.618%	11/2/32	6,000	4,879
	Capital One Financial Corp.	5.268%	5/10/33	6,640	6,412
	Capital One Financial Corp.	6.377%	6/8/34	25,078	25,751
61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	6.051%	2/1/35	37,443	37,662
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,736
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	4,764
	Charles Schwab Corp.	3.000%	3/10/25	6,000	5,891
	Charles Schwab Corp.	4.200%	3/24/25	5,000	4,949
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,130
	Charles Schwab Corp.	0.900%	3/11/26	16,475	15,287
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,252
	Charles Schwab Corp.	5.875%	8/24/26	11,080	11,205
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,331
	Charles Schwab Corp.	2.450%	3/3/27	31,290	29,181
	Charles Schwab Corp.	3.300%	4/1/27	13,850	13,214
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,021
	Charles Schwab Corp.	2.000%	3/20/28	10,000	8,974
	Charles Schwab Corp.	4.000%	2/1/29	5,550	5,325
	Charles Schwab Corp.	3.250%	5/22/29	5,990	5,519
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,327
	Charles Schwab Corp.	6.196%	11/17/29	13,775	14,318
	Charles Schwab Corp.	4.625%	3/22/30	30	30
	Charles Schwab Corp.	1.650%	3/11/31	12,200	9,804
	Charles Schwab Corp.	2.300%	5/13/31	16,000	13,434
	Charles Schwab Corp.	1.950%	12/1/31	13,985	11,181
	Charles Schwab Corp.	2.900%	3/3/32	11,000	9,405
	Charles Schwab Corp.	5.853%	5/19/34	13,000	13,248
	Charles Schwab Corp.	6.136%	8/24/34	14,675	15,283
	Chubb Corp.	6.000%	5/11/37	4,200	4,480
[4]	Chubb Corp.	6.500%	5/15/38	9,705	10,821
	Chubb INA Holdings LLC	3.150%	3/15/25	7,654	7,532
	Chubb INA Holdings LLC	3.350%	5/3/26	30,696	29,700
	Chubb INA Holdings LLC	1.375%	9/15/30	9,400	7,664
	Chubb INA Holdings LLC	5.000%	3/15/34	12,030	11,919
	Chubb INA Holdings LLC	6.700%	5/15/36	1,810	2,034
	Chubb INA Holdings LLC	4.150%	3/13/43	6,100	5,215
	Chubb INA Holdings LLC	4.350%	11/3/45	20,692	17,870
	Chubb INA Holdings LLC	2.850%	12/15/51	6,000	3,924
	Chubb INA Holdings LLC	3.050%	12/15/61	7,800	4,959
	CI Financial Corp.	3.200%	12/17/30	10,930	8,619
[4]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	6,734
	Citibank NA	5.864%	9/29/25	19,491	19,589
[4]	Citibank NA	5.438%	4/30/26	20,000	20,071
[4]	Citibank NA	5.488%	12/4/26	19,000	19,094
	Citibank NA	5.803%	9/29/28	24,770	25,443
[4]	Citibank NA	5.570%	4/30/34	22,500	22,873
	Citigroup Inc.	3.875%	3/26/25	20,019	19,734
	Citigroup Inc.	5.500%	9/13/25	4,400	4,395
	Citigroup Inc.	3.700%	1/12/26	13,478	13,128
	Citigroup Inc.	4.600%	3/9/26	37,650	37,051
	Citigroup Inc.	3.290%	3/17/26	30,000	29,464
	Citigroup Inc.	3.400%	5/1/26	10,250	9,898
	Citigroup Inc.	5.610%	9/29/26	50,421	50,402
	Citigroup Inc.	3.200%	10/21/26	41,250	39,318
	Citigroup Inc.	4.300%	11/20/26	32,850	32,069
	Citigroup Inc.	1.122%	1/28/27	18,425	17,191
	Citigroup Inc.	4.450%	9/29/27	34,810	33,934
[4]	Citigroup Inc.	3.887%	1/10/28	35,125	33,923
	Citigroup Inc.	6.625%	1/15/28	25	26
[4]	Citigroup Inc.	3.070%	2/24/28	20,000	18,877
	Citigroup Inc.	4.658%	5/24/28	5,570	5,480
[4]	Citigroup Inc.	3.668%	7/24/28	48,950	46,655
	Citigroup Inc.	4.125%	7/25/28	600	576
[4]	Citigroup Inc.	3.520%	10/27/28	30,050	28,402
	Citigroup Inc.	5.174%	2/13/30	27,365	27,199
[4]	Citigroup Inc.	3.980%	3/20/30	8,075	7,619
[4]	Citigroup Inc.	2.976%	11/5/30	38,100	33,934
[4]	Citigroup Inc.	2.666%	1/29/31	3,680	3,201
[4]	Citigroup Inc.	4.412%	3/31/31	78,850	75,149
[4]	Citigroup Inc.	2.572%	6/3/31	5,000	4,290
	Citigroup Inc.	6.625%	6/15/32	3,535	3,771
	Citigroup Inc.	2.520%	11/3/32	18,000	14,806
	Citigroup Inc.	3.057%	1/25/33	63,100	53,509
62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	5.875%	2/22/33	3,000	3,058
	Citigroup Inc.	3.785%	3/17/33	44,800	39,933
	Citigroup Inc.	4.910%	5/24/33	8,000	7,691
	Citigroup Inc.	6.000%	10/31/33	6,135	6,301
	Citigroup Inc.	6.270%	11/17/33	43,000	45,077
	Citigroup Inc.	6.174%	5/25/34	61,365	62,417
	Citigroup Inc.	5.827%	2/13/35	49,515	49,080
	Citigroup Inc.	5.449%	6/11/35	35,000	34,733
	Citigroup Inc.	6.125%	8/25/36	11,118	11,372
[4]	Citigroup Inc.	3.878%	1/24/39	13,125	10,980
	Citigroup Inc.	8.125%	7/15/39	13,096	16,359
[4]	Citigroup Inc.	5.316%	3/26/41	69,175	66,670
	Citigroup Inc.	5.875%	1/30/42	13,339	13,685
	Citigroup Inc.	2.904%	11/3/42	2,290	1,596
	Citigroup Inc.	6.675%	9/13/43	1,780	1,937
	Citigroup Inc.	4.950%	11/7/43	8,250	7,071
	Citigroup Inc.	5.300%	5/6/44	8,700	8,091
	Citigroup Inc.	4.650%	7/30/45	8,275	7,223
	Citigroup Inc.	4.750%	5/18/46	9,658	8,280
[4]	Citigroup Inc.	4.281%	4/24/48	2,125	1,765
	Citigroup Inc.	4.650%	7/23/48	19,785	17,248
[4]	Citizens Bank NA	3.750%	2/18/26	11,241	10,882
	Citizens Bank NA	4.575%	8/9/28	6,075	5,865
	Citizens Financial Group Inc.	2.850%	7/27/26	950	898
	Citizens Financial Group Inc.	5.841%	1/23/30	13,825	13,779
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	9,359
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	6,160
	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	1,761
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	6,132
	Citizens Financial Group Inc.	6.645%	4/25/35	8,556	8,851
	CME Group Inc.	3.750%	6/15/28	2,671	2,572
	CME Group Inc.	5.300%	9/15/43	7,840	7,834
	CME Group Inc.	4.150%	6/15/48	9,762	8,225
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,610
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,739
	CNA Financial Corp.	3.900%	5/1/29	11,450	10,853
	CNA Financial Corp.	2.050%	8/15/30	2,445	2,037
	CNA Financial Corp.	5.500%	6/15/33	5,302	5,290
	CNA Financial Corp.	5.125%	2/15/34	5,406	5,236
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	4,363
	CNO Financial Group Inc.	6.450%	6/15/34	8,070	8,065
[4]	Comerica Bank	4.000%	7/27/25	3,332	3,259
	Comerica Bank	5.332%	8/25/33	5,110	4,598
	Comerica Inc.	3.800%	7/22/26	850	812
	Comerica Inc.	4.000%	2/1/29	5,370	4,925
	Comerica Inc.	5.982%	1/30/30	10,235	10,087
	Commonwealth Bank of Australia	5.316%	3/13/26	11,105	11,144
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	475
[4]	Cooperatieve Rabobank UA	5.500%	7/18/25	1,655	1,657
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	9,033
	Cooperatieve Rabobank UA	4.850%	1/9/26	8,300	8,253
[4]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	11,491
	Cooperatieve Rabobank UA	5.500%	10/5/26	23,300	23,447
	Cooperatieve Rabobank UA	4.800%	1/9/29	8,300	8,224
[4]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	655
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	20,154
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	27,639
	Corebridge Financial Inc.	3.650%	4/5/27	12,000	11,488
	Corebridge Financial Inc.	3.850%	4/5/29	16,288	15,268
	Corebridge Financial Inc.	3.900%	4/5/32	24,500	21,943
[7]	Corebridge Financial Inc.	6.050%	9/15/33	15,695	16,067
	Corebridge Financial Inc.	5.750%	1/15/34	8,285	8,338
	Corebridge Financial Inc.	4.350%	4/5/42	11,815	9,748
	Corebridge Financial Inc.	4.400%	4/5/52	19,265	15,167
	Credit Suisse USA LLC	7.125%	7/15/32	7,791	8,562
[4]	Deutsche Bank AG	4.100%	1/13/26	7,825	7,656
	Deutsche Bank AG	1.686%	3/19/26	10,000	9,404
	Deutsche Bank AG	6.119%	7/14/26	40,000	40,049
	Deutsche Bank AG	2.129%	11/24/26	23,350	22,161
	Deutsche Bank AG	7.146%	7/13/27	15,370	15,743
63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	2.311%	11/16/27	24,792	22,877
	Deutsche Bank AG	2.552%	1/7/28	3,976	3,675
	Deutsche Bank AG	5.706%	2/8/28	7,000	6,987
	Deutsche Bank AG	6.720%	1/18/29	20,800	21,459
	Deutsche Bank AG	6.819%	11/20/29	28,300	29,422
	Deutsche Bank AG	5.882%	7/8/31	2,282	2,236
[4]	Deutsche Bank AG	3.547%	9/18/31	15,000	13,190
	Deutsche Bank AG	3.729%	1/14/32	15,895	13,430
	Deutsche Bank AG	4.875%	12/1/32	14,405	13,536
	Deutsche Bank AG	3.742%	1/7/33	13,126	10,810
	Deutsche Bank AG	7.079%	2/10/34	16,846	17,148
[4]	Discover Bank	4.250%	3/13/26	6,203	6,050
[4]	Discover Bank	3.450%	7/27/26	29,330	28,013
[4]	Discover Bank	4.650%	9/13/28	3,000	2,877
[4]	Discover Bank	2.700%	2/6/30	8,000	6,869
	Discover Financial Services	3.750%	3/4/25	12,486	12,315
	Discover Financial Services	4.500%	1/30/26	18,350	17,974
	Discover Financial Services	4.100%	2/9/27	15,300	14,706
	Discover Financial Services	7.964%	11/2/34	12,000	13,495
	Eaton Vance Corp.	3.500%	4/6/27	5,053	4,829
	Enact Holdings Inc.	6.250%	5/28/29	8,690	8,696
	Enstar Finance LLC	5.750%	9/1/40	651	641
	Enstar Finance LLC	5.500%	1/15/42	7,055	6,813
	Enstar Group Ltd.	4.950%	6/1/29	7,960	7,647
	Enstar Group Ltd.	3.100%	9/1/31	11,500	9,499
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	15,150
	Equitable Holdings Inc.	5.594%	1/11/33	5,180	5,248
	Equitable Holdings Inc.	5.000%	4/20/48	11,318	10,150
[1]	Essent Group Ltd.	6.250%	7/1/29	5,800	5,793
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	2,829
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	11,000	7,401
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,000	6,797
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	5,891
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	9,532
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	4,349
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	7,600	7,509
[7]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	6,770	6,876
[7]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	11,250	11,263
[7]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	6,900	6,668
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	3,826
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	5,710
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	6,152
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,045
	Fifth Third Bancorp	1.707%	11/1/27	4,466	4,093
	Fifth Third Bancorp	3.950%	3/14/28	9,400	8,968
	Fifth Third Bancorp	4.055%	4/25/28	4,865	4,655
	Fifth Third Bancorp	6.361%	10/27/28	10,000	10,218
	Fifth Third Bancorp	6.339%	7/27/29	13,360	13,699
	Fifth Third Bancorp	4.772%	7/28/30	5,000	4,809
	Fifth Third Bancorp	5.631%	1/29/32	10,000	9,909
	Fifth Third Bancorp	4.337%	4/25/33	5,300	4,833
	Fifth Third Bancorp	8.250%	3/1/38	14,786	17,479
[4]	Fifth Third Bank NA	3.950%	7/28/25	14,197	13,946
[4]	Fifth Third Bank NA	3.850%	3/15/26	22,432	21,766
[4]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,145
	First American Financial Corp.	4.000%	5/15/30	3,130	2,816
	First American Financial Corp.	2.400%	8/15/31	7,000	5,584
[4]	First Horizon Bank	5.750%	5/1/30	4,595	4,378
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	4,210	4,290
	Franklin Resources Inc.	2.850%	3/30/25	3,000	2,939
	Franklin Resources Inc.	1.600%	10/30/30	6,000	4,852
	Franklin Resources Inc.	2.950%	8/12/51	4,000	2,487
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	10,248
	FS KKR Capital Corp.	2.625%	1/15/27	4,500	4,062
	FS KKR Capital Corp.	3.125%	10/12/28	8,700	7,554
	FS KKR Capital Corp.	7.875%	1/15/29	4,500	4,649
	FS KKR Capital Corp.	6.875%	8/15/29	3,800	3,766
	GATX Corp.	3.250%	3/30/25	2,300	2,257
	GATX Corp.	3.250%	9/15/26	2,800	2,676
	GATX Corp.	3.850%	3/30/27	4,885	4,704
64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	3.500%	3/15/28	7,000	6,565
	GATX Corp.	4.550%	11/7/28	7,215	7,049
	GATX Corp.	4.700%	4/1/29	4,000	3,912
	GATX Corp.	4.000%	6/30/30	8,315	7,739
	GATX Corp.	1.900%	6/1/31	6,599	5,296
	GATX Corp.	3.500%	6/1/32	975	847
	GATX Corp.	5.450%	9/15/33	7,500	7,398
	GATX Corp.	6.050%	3/15/34	2,200	2,249
	GATX Corp.	6.900%	5/1/34	9,400	10,232
	GATX Corp.	5.200%	3/15/44	325	300
	GATX Corp.	4.500%	3/30/45	2,175	1,748
	GATX Corp.	3.100%	6/1/51	6,000	3,792
	GATX Corp.	6.050%	6/5/54	2,635	2,641
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	23,000	21,217
	Globe Life Inc.	4.550%	9/15/28	3,200	3,038
	Globe Life Inc.	2.150%	8/15/30	4,450	3,566
[4]	Goldman Sachs Bank USA	5.283%	3/18/27	25,635	25,543
	Goldman Sachs Bank USA	5.414%	5/21/27	35,000	34,959
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,581
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	9,745
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,311
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	40,540
	Goldman Sachs Group Inc.	5.798%	8/10/26	34,120	34,139
	Goldman Sachs Group Inc.	3.500%	11/16/26	54,865	52,661
[4]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	18,698
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	3,909
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,026	49,313
	Goldman Sachs Group Inc.	1.431%	3/9/27	47,015	43,866
	Goldman Sachs Group Inc.	1.542%	9/10/27	21,000	19,283
	Goldman Sachs Group Inc.	1.948%	10/21/27	25,000	23,085
	Goldman Sachs Group Inc.	2.640%	2/24/28	5,000	4,663
	Goldman Sachs Group Inc.	3.615%	3/15/28	26,580	25,410
[4]	Goldman Sachs Group Inc.	3.691%	6/5/28	9,575	9,158
	Goldman Sachs Group Inc.	4.482%	8/23/28	44,763	43,726
[4]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	39,362
[4]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	51,860
	Goldman Sachs Group Inc.	6.484%	10/24/29	10,225	10,678
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	3,505
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	35,487
	Goldman Sachs Group Inc.	5.727%	4/25/30	26,000	26,459
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	21,346
	Goldman Sachs Group Inc.	2.615%	4/22/32	68,291	57,405
	Goldman Sachs Group Inc.	2.383%	7/21/32	26,415	21,708
	Goldman Sachs Group Inc.	2.650%	10/21/32	63,190	52,551
	Goldman Sachs Group Inc.	3.102%	2/24/33	39,680	33,940
	Goldman Sachs Group Inc.	5.851%	4/25/35	12,000	12,294
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	8,949
	Goldman Sachs Group Inc.	6.750%	10/1/37	56,135	60,613
[4]	Goldman Sachs Group Inc.	4.017%	10/31/38	57,447	48,864
[4]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	27,701
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,856	9,407
	Goldman Sachs Group Inc.	3.210%	4/22/42	24,440	18,105
	Goldman Sachs Group Inc.	2.908%	7/21/42	8,000	5,618
	Goldman Sachs Group Inc.	3.436%	2/24/43	10,000	7,544
[4]	Goldman Sachs Group Inc.	4.800%	7/8/44	28,220	25,464
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	28,889
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	3,320
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,145
	Golub Capital BDC Inc.	2.050%	2/15/27	10,093	9,056
	Golub Capital BDC Inc.	7.050%	12/5/28	5,497	5,607
	Golub Capital BDC Inc.	6.000%	7/15/29	5,000	4,908
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,063
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	6,405
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	8,983
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	125
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	6,602
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	1,877
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	413
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	4,217
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	8,760
65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford Financial Services Group Inc.	2.900%	9/15/51	6,000	3,766
[7]	HPS Corporate Lending Fund	6.250%	9/30/29	3,710	3,666
[4]	HSBC Bank USA NA	5.875%	11/1/34	500	523
[4]	HSBC Bank USA NA	7.000%	1/15/39	7,726	8,662
	HSBC Holdings plc	4.250%	8/18/25	2,500	2,455
	HSBC Holdings plc	4.180%	12/9/25	7,000	6,946
	HSBC Holdings plc	4.300%	3/8/26	24,615	24,195
	HSBC Holdings plc	2.999%	3/10/26	23,489	23,048
	HSBC Holdings plc	3.900%	5/25/26	51,225	49,835
[4]	HSBC Holdings plc	2.099%	6/4/26	33,327	32,221
[4]	HSBC Holdings plc	4.292%	9/12/26	41,045	40,322
	HSBC Holdings plc	7.336%	11/3/26	15,000	15,324
	HSBC Holdings plc	4.375%	11/23/26	23,330	22,734
	HSBC Holdings plc	1.589%	5/24/27	15,000	13,976
	HSBC Holdings plc	2.251%	11/22/27	18,264	16,929
[4]	HSBC Holdings plc	4.041%	3/13/28	12,700	12,236
	HSBC Holdings plc	5.597%	5/17/28	20,325	20,404
	HSBC Holdings plc	4.755%	6/9/28	11,315	11,130
	HSBC Holdings plc	5.210%	8/11/28	19,060	18,927
[4]	HSBC Holdings plc	2.013%	9/22/28	31,992	28,728
	HSBC Holdings plc	7.390%	11/3/28	15,000	15,864
	HSBC Holdings plc	6.161%	3/9/29	9,216	9,426
[4]	HSBC Holdings plc	4.583%	6/19/29	48,192	46,580
	HSBC Holdings plc	2.206%	8/17/29	31,700	27,861
	HSBC Holdings plc	4.950%	3/31/30	21,025	20,662
[4]	HSBC Holdings plc	3.973%	5/22/30	24,815	23,179
[4]	HSBC Holdings plc	2.848%	6/4/31	35,100	30,314
[4]	HSBC Holdings plc	2.357%	8/18/31	16,500	13,781
	HSBC Holdings plc	5.733%	5/17/32	4,286	4,297
[4]	HSBC Holdings plc	7.625%	5/17/32	575	630
	HSBC Holdings plc	2.804%	5/24/32	42,900	35,924
	HSBC Holdings plc	2.871%	11/22/32	40,145	33,400
[4]	HSBC Holdings plc	7.350%	11/27/32	600	626
	HSBC Holdings plc	4.762%	3/29/33	18,700	17,276
	HSBC Holdings plc	5.402%	8/11/33	12,575	12,418
	HSBC Holdings plc	8.113%	11/3/33	20,000	22,608
	HSBC Holdings plc	6.254%	3/9/34	46,074	47,975
	HSBC Holdings plc	6.547%	6/20/34	31,500	32,520
	HSBC Holdings plc	7.399%	11/13/34	30,245	32,809
	HSBC Holdings plc	5.719%	3/4/35	14,000	14,076
[4]	HSBC Holdings plc	6.500%	5/2/36	15,575	16,111
[4]	HSBC Holdings plc	6.500%	9/15/37	27,201	27,882
[4]	HSBC Holdings plc	6.800%	6/1/38	5,908	6,249
	HSBC Holdings plc	6.100%	1/14/42	5,325	5,664
	HSBC Holdings plc	6.332%	3/9/44	28,500	29,796
	HSBC Holdings plc	5.250%	3/14/44	30,738	28,500
	HSBC USA Inc.	5.625%	3/17/25	12,730	12,731
	HSBC USA Inc.	5.294%	3/4/27	11,312	11,346
	Huntington Bancshares Inc.	4.443%	8/4/28	15,856	15,361
	Huntington Bancshares Inc.	6.208%	8/21/29	9,275	9,467
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,655
	Huntington Bancshares Inc.	5.023%	5/17/33	4,650	4,397
	Huntington Bancshares Inc.	5.709%	2/2/35	11,852	11,670
	Huntington Bancshares Inc.	2.487%	8/15/36	7,400	5,629
[4]	Huntington National Bank	4.270%	11/25/26	3,375	3,196
	Huntington National Bank	4.552%	5/17/28	5,000	4,867
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	8,791
	ING Groep NV	3.869%	3/28/26	7,800	7,687
	ING Groep NV	3.950%	3/29/27	10,500	10,145
	ING Groep NV	1.726%	4/1/27	12,822	11,994
	ING Groep NV	6.083%	9/11/27	12,456	12,590
	ING Groep NV	4.017%	3/28/28	10,470	10,096
	ING Groep NV	4.550%	10/2/28	4,000	3,895
	ING Groep NV	4.050%	4/9/29	3,655	3,472
	ING Groep NV	5.335%	3/19/30	3,192	3,180
	ING Groep NV	2.727%	4/1/32	3,000	2,532
	ING Groep NV	4.252%	3/28/33	10,000	9,233
	ING Groep NV	5.550%	3/19/35	33,575	33,176
	Intercontinental Exchange Inc.	3.750%	12/1/25	19,090	18,666
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	6,669
66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	4.000%	9/15/27	9,429	9,121
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,167
	Intercontinental Exchange Inc.	4.350%	6/15/29	30,586	29,611
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	13,359
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,055	17,878
	Intercontinental Exchange Inc.	4.600%	3/15/33	23,444	22,384
	Intercontinental Exchange Inc.	2.650%	9/15/40	11,940	8,284
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	913
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	12,903
	Intercontinental Exchange Inc.	4.950%	6/15/52	15,000	13,662
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	11,363
	Intercontinental Exchange Inc.	5.200%	6/15/62	17,500	16,298
[7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	1,500
	Invesco Finance plc	3.750%	1/15/26	5,010	4,881
	Invesco Finance plc	5.375%	11/30/43	7,125	6,765
	Jackson Financial Inc.	3.125%	11/23/31	5,475	4,589
	Jackson Financial Inc.	5.670%	6/8/32	4,000	4,030
	Jackson Financial Inc.	4.000%	11/23/51	5,800	4,039
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,689	2,663
	Jefferies Financial Group Inc.	4.850%	1/15/27	11,425	11,275
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,235	1,264
	Jefferies Financial Group Inc.	5.875%	7/21/28	4,065	4,105
	Jefferies Financial Group Inc.	4.150%	1/23/30	13,010	12,093
	Jefferies Financial Group Inc.	2.625%	10/15/31	2,000	1,616
	Jefferies Financial Group Inc.	2.750%	10/15/32	4,000	3,197
	Jefferies Financial Group Inc.	6.200%	4/14/34	27,000	27,362
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,055	3,088
	Jefferies Financial Group Inc.	6.500%	1/20/43	4,305	4,493
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	24,954
	JPMorgan Chase & Co.	1.561%	12/10/25	39,202	38,479
	JPMorgan Chase & Co.	5.546%	12/15/25	22,000	21,979
[4]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	29,227
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	36,502
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	34,765
	JPMorgan Chase & Co.	2.950%	10/1/26	58,625	55,850
	JPMorgan Chase & Co.	7.625%	10/15/26	875	922
	JPMorgan Chase & Co.	1.045%	11/19/26	40,030	37,613
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	28,004
[4]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	6,769
	JPMorgan Chase & Co.	1.040%	2/4/27	16,810	15,663
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	4,669
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	2,684
	JPMorgan Chase & Co.	1.470%	9/22/27	27,500	25,252
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	11,301
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,328
	JPMorgan Chase & Co.	5.040%	1/23/28	28,270	28,125
[4]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	37,648
	JPMorgan Chase & Co.	2.947%	2/24/28	1,890	1,780
	JPMorgan Chase & Co.	5.571%	4/22/28	23,765	23,958
	JPMorgan Chase & Co.	4.323%	4/26/28	30,000	29,255
[4]	JPMorgan Chase & Co.	3.540%	5/1/28	14,690	14,019
[4]	JPMorgan Chase & Co.	2.182%	6/1/28	25,100	23,042
[4]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	62,243
[4]	JPMorgan Chase & Co.	4.005%	4/23/29	53,930	51,611
	JPMorgan Chase & Co.	2.069%	6/1/29	28,160	25,047
[4]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	22,545
	JPMorgan Chase & Co.	5.299%	7/24/29	57,105	57,304
	JPMorgan Chase & Co.	6.087%	10/23/29	3,306	3,415
[4]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	18,922
	JPMorgan Chase & Co.	5.012%	1/23/30	63,560	63,042
	JPMorgan Chase & Co.	5.581%	4/22/30	107,685	109,390
[4]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	20,431
[4]	JPMorgan Chase & Co.	8.750%	9/1/30	240	280
[4]	JPMorgan Chase & Co.	2.739%	10/15/30	45,715	40,443
[4]	JPMorgan Chase & Co.	4.493%	3/24/31	72,947	70,334
[4]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	19,015
[4]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	26,292
	JPMorgan Chase & Co.	1.953%	2/4/32	29,000	23,607
	JPMorgan Chase & Co.	2.580%	4/22/32	43,354	36,605
	JPMorgan Chase & Co.	2.545%	11/8/32	42,170	35,160
67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	2.963%	1/25/33	13,270	11,312
	JPMorgan Chase & Co.	4.912%	7/25/33	88,700	86,166
	JPMorgan Chase & Co.	5.717%	9/14/33	28,000	28,553
	JPMorgan Chase & Co.	5.350%	6/1/34	83,072	82,709
	JPMorgan Chase & Co.	6.254%	10/23/34	19,000	20,151
	JPMorgan Chase & Co.	5.336%	1/23/35	34,849	34,668
	JPMorgan Chase & Co.	5.766%	4/22/35	24,110	24,750
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	13,777
[4]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	32,410
	JPMorgan Chase & Co.	5.500%	10/15/40	26,584	26,694
[4]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	24,896
	JPMorgan Chase & Co.	5.600%	7/15/41	500	509
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	10,100
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	3,554
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	18,256
	JPMorgan Chase & Co.	5.625%	8/16/43	36,510	37,099
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	3,266
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	13,632
[4]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	21,370
[4]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	3,219
[4]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	43,874
[4]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	9,355
[4]	JPMorgan Chase & Co.	3.109%	4/22/51	49,000	33,390
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	26,721
	JPMorgan Chase Bank NA	5.110%	12/8/26	18,375	18,366
	Kemper Corp.	2.400%	9/30/30	5,000	4,090
	Kemper Corp.	3.800%	2/23/32	2,450	2,098
[4]	KeyBank NA	4.150%	8/8/25	17,870	17,525
	KeyBank NA	4.700%	1/26/26	4,070	3,990
[4]	KeyBank NA	3.400%	5/20/26	2,895	2,750
[4]	KeyBank NA	5.850%	11/15/27	7,600	7,574
[4]	KeyBank NA	4.390%	12/14/27	1,860	1,767
[4]	KeyBank NA	6.950%	2/1/28	2,750	2,822
[4]	KeyBank NA	4.900%	8/8/32	15,000	13,364
	KeyBank NA	5.000%	1/26/33	16,635	15,334
[4]	KeyCorp	4.150%	10/29/25	6,750	6,599
[4]	KeyCorp	4.100%	4/30/28	18,000	17,029
[4]	KeyCorp	2.550%	10/1/29	6,400	5,430
[4]	KeyCorp	4.789%	6/1/33	1,580	1,440
	KeyCorp	6.401%	3/6/35	6,905	7,003
	Lazard Group LLC	3.625%	3/1/27	5,075	4,857
	Lazard Group LLC	4.500%	9/19/28	9,350	9,028
	Lazard Group LLC	6.000%	3/15/31	5,000	5,053
	Legg Mason Inc.	4.750%	3/15/26	4,501	4,471
	Legg Mason Inc.	5.625%	1/15/44	5,486	5,333
	Lincoln National Corp.	3.625%	12/12/26	10,150	9,712
	Lincoln National Corp.	3.800%	3/1/28	9,750	9,309
	Lincoln National Corp.	3.050%	1/15/30	9,625	8,551
	Lincoln National Corp.	3.400%	1/15/31	4,217	3,712
	Lincoln National Corp.	6.300%	10/9/37	4,150	4,243
	Lincoln National Corp.	7.000%	6/15/40	4,251	4,601
	Lincoln National Corp.	4.350%	3/1/48	4,100	3,116
	Lincoln National Corp.	4.375%	6/15/50	2,267	1,727
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	23,986
	Lloyds Banking Group plc	3.511%	3/18/26	25,260	24,838
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	25,381
	Lloyds Banking Group plc	4.716%	8/11/26	5,000	4,943
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,379
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	9,288
	Lloyds Banking Group plc	5.985%	8/7/27	10,253	10,312
	Lloyds Banking Group plc	3.750%	3/18/28	22,588	21,602
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	19,861
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,029
[4]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	19,967
	Lloyds Banking Group plc	5.871%	3/6/29	10,500	10,640
	Lloyds Banking Group plc	5.721%	6/5/30	8,000	8,064
	Lloyds Banking Group plc	4.976%	8/11/33	30,420	29,057
	Lloyds Banking Group plc	7.953%	11/15/33	8,000	8,985
	Lloyds Banking Group plc	5.679%	1/5/35	19,225	19,140
	Lloyds Banking Group plc	5.300%	12/1/45	8,574	7,815
68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	3.369%	12/14/46	29,638	20,617
	Lloyds Banking Group plc	4.344%	1/9/48	325	254
	Loews Corp.	3.200%	5/15/30	6,500	5,894
	Loews Corp.	6.000%	2/1/35	7,275	7,660
	Loews Corp.	4.125%	5/15/43	4,315	3,599
	LPL Holdings Inc.	5.700%	5/20/27	4,800	4,819
	LPL Holdings Inc.	6.750%	11/17/28	5,670	5,954
	LPL Holdings Inc.	6.000%	5/20/34	5,800	5,787
	M&T Bank Corp.	4.553%	8/16/28	6,605	6,322
	M&T Bank Corp.	7.413%	10/30/29	7,300	7,680
	M&T Bank Corp.	6.082%	3/13/32	7,500	7,475
	M&T Bank Corp.	5.053%	1/27/34	12,620	11,676
	Main Street Capital Corp.	3.000%	7/14/26	5,290	4,955
	Main Street Capital Corp.	6.500%	6/4/27	3,500	3,502
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	5,100	5,074
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	14,050	13,789
[4]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	6,526
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	12,584	12,127
	Manulife Financial Corp.	4.150%	3/4/26	8,850	8,666
	Manulife Financial Corp.	2.484%	5/19/27	6,000	5,559
[4]	Manulife Financial Corp.	4.061%	2/24/32	13,925	13,341
	Manulife Financial Corp.	3.703%	3/16/32	5,200	4,737
	Manulife Financial Corp.	5.375%	3/4/46	8,075	7,776
	Markel Group Inc.	3.500%	11/1/27	6,175	5,852
	Markel Group Inc.	3.350%	9/17/29	2,555	2,343
	Markel Group Inc.	5.000%	4/5/46	4,650	4,108
	Markel Group Inc.	4.300%	11/1/47	2,200	1,758
	Markel Group Inc.	5.000%	5/20/49	5,941	5,252
	Markel Group Inc.	4.150%	9/17/50	620	476
	Markel Group Inc.	3.450%	5/7/52	12,400	8,329
	Markel Group Inc.	6.000%	5/16/54	6,860	6,791
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,163
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,027
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	11,025	10,777
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	11,854
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	2,000	1,661
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	6,000	6,259
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	4,230
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,000	6,111
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	5,600	5,589
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	17,113
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	2,724
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,097
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,924	10,685
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,400	1,496
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,230	2,414
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	10,000	9,728
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	11,000	11,111
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	5,091	4,947
	Mastercard Inc.	2.000%	3/3/25	20,794	20,326
	Mastercard Inc.	2.950%	11/21/26	7,850	7,492
	Mastercard Inc.	3.300%	3/26/27	31,347	30,087
	Mastercard Inc.	3.500%	2/26/28	3,720	3,562
	Mastercard Inc.	4.875%	3/9/28	22,635	22,755
	Mastercard Inc.	2.950%	6/1/29	10,575	9,720
	Mastercard Inc.	3.350%	3/26/30	16,000	14,803
	Mastercard Inc.	1.900%	3/15/31	3,575	2,982
	Mastercard Inc.	2.000%	11/18/31	8,000	6,573
	Mastercard Inc.	4.850%	3/9/33	8,000	7,961
	Mastercard Inc.	4.875%	5/9/34	6,800	6,722
	Mastercard Inc.	3.800%	11/21/46	5,700	4,527
	Mastercard Inc.	3.950%	2/26/48	5,110	4,140
	Mastercard Inc.	3.650%	6/1/49	11,030	8,424
	Mastercard Inc.	3.850%	3/26/50	19,406	15,307
	Mastercard Inc.	2.950%	3/15/51	7,000	4,632
	Mercury General Corp.	4.400%	3/15/27	3,265	3,150
	MetLife Inc.	3.000%	3/1/25	8,475	8,330
	MetLife Inc.	3.600%	11/13/25	7,891	7,716
	MetLife Inc.	4.550%	3/23/30	16,925	16,621
	MetLife Inc.	5.375%	7/15/33	14,727	14,857
69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	6.375%	6/15/34	3,445	3,711
	MetLife Inc.	5.300%	12/15/34	5,800	5,785
[4]	MetLife Inc.	6.400%	12/15/36	16,231	16,435
[4]	MetLife Inc.	10.750%	8/1/39	500	666
	MetLife Inc.	5.875%	2/6/41	12,892	13,190
	MetLife Inc.	4.125%	8/13/42	18,975	15,733
	MetLife Inc.	4.875%	11/13/43	10,919	9,939
	MetLife Inc.	4.721%	12/15/44	9,535	8,414
	MetLife Inc.	4.050%	3/1/45	1,835	1,474
	MetLife Inc.	4.600%	5/13/46	5,000	4,353
	MetLife Inc.	5.000%	7/15/52	11,395	10,384
	MetLife Inc.	5.250%	1/15/54	13,300	12,622
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,038
	MGIC Investment Corp.	5.250%	8/15/28	1,755	1,710
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,019
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	479
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	636
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	28,744
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	8,316
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	40,266
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	10,000	9,292
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	21,150	20,349
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	21,700	20,997
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	10,700	10,627
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	2,370	2,286
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	11,780	11,797
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	20,393	20,507
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	9,446
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	15,000	15,007
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	34,225	31,195
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	12,069
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	13,495	13,463
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	11,020
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,222
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	25,714	21,290
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	13,200	11,153
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	18,000	16,806
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	10,700	10,541
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	1,000	1,006
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	23,050	23,152
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	19,695	19,613
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	8,205
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	662
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	13,739
[4]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,415
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	18,484
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	9,253
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	13,699
	Mizuho Financial Group Inc.	5.667%	5/27/29	5,000	5,051
	Mizuho Financial Group Inc.	5.778%	7/6/29	29,300	29,699
[4]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	5,363
	Mizuho Financial Group Inc.	5.376%	5/26/30	6,500	6,491
[4]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	15,490
[4]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	4,275
[4]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	17,918
	Mizuho Financial Group Inc.	2.564%	9/13/31	15,000	12,194
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	16,559
	Mizuho Financial Group Inc.	5.754%	5/27/34	10,000	10,138
	Mizuho Financial Group Inc.	5.748%	7/6/34	19,740	20,014
	Mizuho Financial Group Inc.	5.579%	5/26/35	10,000	9,950
[4]	Morgan Stanley	4.000%	7/23/25	51,975	51,196
	Morgan Stanley	5.000%	11/24/25	50,940	50,567
[4]	Morgan Stanley	3.875%	1/27/26	45,564	44,540
	Morgan Stanley	4.679%	7/17/26	25,000	24,756
[4]	Morgan Stanley	3.125%	7/27/26	52,700	50,390
[4]	Morgan Stanley	6.250%	8/9/26	15,996	16,277
[4]	Morgan Stanley	4.350%	9/8/26	40,070	39,187
	Morgan Stanley	6.138%	10/16/26	20,000	20,134
	Morgan Stanley	0.985%	12/10/26	12,225	11,436
	Morgan Stanley	3.625%	1/20/27	27,278	26,298
70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.050%	1/28/27	37,555	37,348
	Morgan Stanley	3.950%	4/23/27	8,255	7,973
	Morgan Stanley	1.593%	5/4/27	22,265	20,753
[4]	Morgan Stanley	1.512%	7/20/27	17,900	16,553
	Morgan Stanley	2.475%	1/21/28	20,000	18,644
[4]	Morgan Stanley	3.591%	7/22/28	44,833	42,628
	Morgan Stanley	6.296%	10/18/28	36,060	37,181
[4]	Morgan Stanley	3.772%	1/24/29	2,725	2,594
	Morgan Stanley	5.123%	2/1/29	87,800	87,455
[4]	Morgan Stanley	5.164%	4/20/29	50,000	49,826
	Morgan Stanley	5.449%	7/20/29	61,943	62,311
	Morgan Stanley	6.407%	11/1/29	15,000	15,648
	Morgan Stanley	5.173%	1/16/30	37,000	36,889
[4]	Morgan Stanley	4.431%	1/23/30	11,000	10,634
	Morgan Stanley	5.656%	4/18/30	41,350	42,040
[4]	Morgan Stanley	2.699%	1/22/31	49,555	43,440
[4]	Morgan Stanley	3.622%	4/1/31	106,400	97,576
[4]	Morgan Stanley	1.794%	2/13/32	92,325	74,205
	Morgan Stanley	7.250%	4/1/32	8,000	9,075
[4]	Morgan Stanley	1.928%	4/28/32	13,850	11,130
[4]	Morgan Stanley	2.239%	7/21/32	30,000	24,542
[4]	Morgan Stanley	2.511%	10/20/32	20,000	16,546
	Morgan Stanley	2.943%	1/21/33	17,950	15,259
	Morgan Stanley	4.889%	7/20/33	20,000	19,282
	Morgan Stanley	6.342%	10/18/33	27,060	28,729
[4]	Morgan Stanley	5.250%	4/21/34	21,310	20,986
[4]	Morgan Stanley	5.424%	7/21/34	20,000	19,894
	Morgan Stanley	6.627%	11/1/34	30,000	32,402
	Morgan Stanley	5.466%	1/18/35	38,767	38,678
	Morgan Stanley	5.831%	4/19/35	83,070	85,250
	Morgan Stanley	2.484%	9/16/36	45,000	35,614
	Morgan Stanley	5.297%	4/20/37	10,000	9,578
	Morgan Stanley	5.948%	1/19/38	28,123	27,963
[4]	Morgan Stanley	3.971%	7/22/38	4,600	3,894
	Morgan Stanley	5.942%	2/7/39	16,775	16,616
[4]	Morgan Stanley	4.457%	4/22/39	831	743
	Morgan Stanley	3.217%	4/22/42	13,000	9,744
	Morgan Stanley	6.375%	7/24/42	40,625	44,660
	Morgan Stanley	4.300%	1/27/45	38,144	32,449
[4]	Morgan Stanley	4.375%	1/22/47	225	193
[4]	Morgan Stanley	5.597%	3/24/51	22,386	22,646
[4]	Morgan Stanley	2.802%	1/25/52	24,075	15,143
[4,6]	Morgan Stanley, SOFR + 0.509%	5.901%	1/22/25	57,500	57,538
	Morgan Stanley Bank NA	5.479%	7/16/25	12,000	12,019
[4]	Morgan Stanley Bank NA	4.754%	4/21/26	16,980	16,831
[4]	Morgan Stanley Bank NA	5.882%	10/30/26	16,000	16,191
[4]	Morgan Stanley Bank NA	4.952%	1/14/28	7,470	7,414
[4]	Morgan Stanley Bank NA	5.504%	5/26/28	24,410	24,579
[7]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	2,000	1,956
[4]	Munich Re America Corp.	7.450%	12/15/26	4,533	4,775
	Nasdaq Inc.	3.850%	6/30/26	9,350	9,103
	Nasdaq Inc.	5.350%	6/28/28	10,765	10,856
	Nasdaq Inc.	1.650%	1/15/31	6,700	5,372
	Nasdaq Inc.	5.550%	2/15/34	10,785	10,805
	Nasdaq Inc.	2.500%	12/21/40	9,500	6,209
	Nasdaq Inc.	3.250%	4/28/50	3,288	2,190
	Nasdaq Inc.	3.950%	3/7/52	5,850	4,342
	Nasdaq Inc.	5.950%	8/15/53	8,235	8,324
	Nasdaq Inc.	6.100%	6/28/63	9,500	9,638
	National Australia Bank Ltd.	4.750%	12/10/25	4,000	3,976
	National Australia Bank Ltd.	4.966%	1/12/26	14,000	13,934
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,262
[4]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	21,185
	National Australia Bank Ltd.	5.087%	6/11/27	7,000	7,014
	National Australia Bank Ltd.	4.944%	1/12/28	6,050	6,050
	National Australia Bank Ltd.	4.900%	6/13/28	21,700	21,673
	National Australia Bank Ltd.	4.787%	1/10/29	8,300	8,248
	National Bank of Canada	5.600%	12/18/28	11,000	11,107
[7]	Nationwide Building Society	3.900%	7/21/25	2,000	1,967
[4]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	757
71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NatWest Group plc	4.800%	4/5/26	1,700	1,679
	NatWest Group plc	7.472%	11/10/26	37,465	38,293
	NatWest Group plc	5.847%	3/2/27	20,900	20,949
	NatWest Group plc	5.583%	3/1/28	3,200	3,204
[4]	NatWest Group plc	3.073%	5/22/28	37,279	34,879
	NatWest Group plc	5.516%	9/30/28	5,000	5,000
[4]	NatWest Group plc	4.892%	5/18/29	15,800	15,450
	NatWest Group plc	5.808%	9/13/29	10,990	11,130
[4]	NatWest Group plc	5.076%	1/27/30	30,500	29,980
[4]	NatWest Group plc	4.445%	5/8/30	2,155	2,060
	NatWest Group plc	6.016%	3/2/34	17,900	18,323
	NatWest Group plc	6.475%	6/1/34	15,500	15,748
	NatWest Group plc	5.778%	3/1/35	23,000	23,094
[4]	NatWest Group plc	3.032%	11/28/35	5,000	4,188
	NMI Holdings Inc.	6.000%	8/15/29	1,649	1,635
	Nomura Holdings Inc.	5.099%	7/3/25	5,000	4,968
	Nomura Holdings Inc.	1.851%	7/16/25	38,300	36,803
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	11,095
	Nomura Holdings Inc.	2.329%	1/22/27	27,815	25,711
[1]	Nomura Holdings Inc.	5.594%	7/2/27	2,200	2,201
	Nomura Holdings Inc.	5.386%	7/6/27	10,000	9,975
	Nomura Holdings Inc.	6.070%	7/12/28	23,730	24,277
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	8,829
	Nomura Holdings Inc.	5.605%	7/6/29	10,000	10,045
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	19,751
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	5,738
	Nomura Holdings Inc.	2.999%	1/22/32	10,670	8,909
[1]	Nomura Holdings Inc.	5.783%	7/3/34	4,000	3,984
	Northern Trust Corp.	3.950%	10/30/25	8,750	8,575
	Northern Trust Corp.	4.000%	5/10/27	2,500	2,441
	Northern Trust Corp.	3.650%	8/3/28	6,430	6,147
	Northern Trust Corp.	3.150%	5/3/29	4,200	3,880
[4]	Northern Trust Corp.	3.375%	5/8/32	4,950	4,676
	Northern Trust Corp.	6.125%	11/2/32	12,715	13,335
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	3,900	3,538
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,407
	Old Republic International Corp.	5.750%	3/28/34	4,128	4,102
	Old Republic International Corp.	3.850%	6/11/51	9,000	6,363
	ORIX Corp.	3.700%	7/18/27	8,150	7,793
	ORIX Corp.	2.250%	3/9/31	9,000	7,521
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,295
	PartnerRe Finance B LLC	4.500%	10/1/50	3,936	3,573
[4]	PNC Bank NA	4.200%	11/1/25	9,374	9,192
[4]	PNC Bank NA	3.100%	10/25/27	275	257
[4]	PNC Bank NA	3.250%	1/22/28	10,775	10,077
[4]	PNC Bank NA	4.050%	7/26/28	13,750	13,064
[4]	PNC Bank NA	2.700%	10/22/29	9,500	8,281
	PNC Financial Services Group Inc.	5.812%	6/12/26	46,877	46,926
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	9,469
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,880
	PNC Financial Services Group Inc.	3.150%	5/19/27	24,319	23,088
	PNC Financial Services Group Inc.	6.615%	10/20/27	7,890	8,080
	PNC Financial Services Group Inc.	5.300%	1/21/28	4,000	3,994
	PNC Financial Services Group Inc.	5.354%	12/2/28	10,205	10,214
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	12,425
	PNC Financial Services Group Inc.	5.582%	6/12/29	34,000	34,368
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	14,864
	PNC Financial Services Group Inc.	5.492%	5/14/30	2,500	2,515
	PNC Financial Services Group Inc.	2.307%	4/23/32	12,800	10,591
	PNC Financial Services Group Inc.	4.626%	6/6/33	5,000	4,634
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,000	20,615
	PNC Financial Services Group Inc.	5.068%	1/24/34	13,255	12,805
	PNC Financial Services Group Inc.	5.939%	8/18/34	8,990	9,211
	PNC Financial Services Group Inc.	6.875%	10/20/34	25,305	27,571
	PNC Financial Services Group Inc.	5.676%	1/22/35	68,295	68,646
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	17,589
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	2,799
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	5,015
	Principal Financial Group Inc.	5.375%	3/15/33	2,000	1,997
	Principal Financial Group Inc.	6.050%	10/15/36	425	447
72

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	4.625%	9/15/42	3,400	3,015
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	4,217
	Principal Financial Group Inc.	4.300%	11/15/46	8,219	6,812
	Principal Financial Group Inc.	5.500%	3/15/53	3,890	3,731
[4]	Private Export Funding Corp.	3.900%	10/15/27	4,150	4,041
[4]	Private Export Funding Corp.	4.300%	12/15/28	4,875	4,821
[4]	Private Export Funding Corp.	4.600%	2/15/34	4,600	4,500
	Progressive Corp.	4.000%	3/1/29	6,059	5,802
	Progressive Corp.	6.625%	3/1/29	2,150	2,300
	Progressive Corp.	3.200%	3/26/30	7,617	6,942
	Progressive Corp.	3.000%	3/15/32	5,500	4,773
	Progressive Corp.	6.250%	12/1/32	4,000	4,280
	Progressive Corp.	4.950%	6/15/33	4,930	4,880
	Progressive Corp.	4.350%	4/25/44	6,219	5,342
	Progressive Corp.	4.125%	4/15/47	10,509	8,608
	Progressive Corp.	4.200%	3/15/48	4,196	3,444
	Progressive Corp.	3.950%	3/26/50	12,359	9,715
	Progressive Corp.	3.700%	3/15/52	16,210	12,096
	Prospect Capital Corp.	3.706%	1/22/26	10,000	9,539
[4]	Prudential Financial Inc.	3.878%	3/27/28	4,025	3,862
[4]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,712
[4]	Prudential Financial Inc.	5.750%	7/15/33	2,630	2,743
[4]	Prudential Financial Inc.	5.700%	12/14/36	8,715	8,918
[4]	Prudential Financial Inc.	6.625%	12/1/37	3,250	3,616
[4]	Prudential Financial Inc.	3.000%	3/10/40	5,830	4,310
[4]	Prudential Financial Inc.	6.625%	6/21/40	8,020	8,818
[4]	Prudential Financial Inc.	5.100%	8/15/43	2,775	2,490
[4]	Prudential Financial Inc.	4.600%	5/15/44	5,600	4,886
[4]	Prudential Financial Inc.	5.375%	5/15/45	3,564	3,528
[4]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,417
	Prudential Financial Inc.	3.905%	12/7/47	26,333	20,248
[4]	Prudential Financial Inc.	4.418%	3/27/48	250	208
[4]	Prudential Financial Inc.	5.700%	9/15/48	3,000	2,940
	Prudential Financial Inc.	3.935%	12/7/49	16,712	12,677
[4]	Prudential Financial Inc.	3.700%	10/1/50	7,000	6,089
[4]	Prudential Financial Inc.	3.700%	3/13/51	8,700	6,302
	Prudential Financial Inc.	5.125%	3/1/52	10,900	10,116
	Prudential Financial Inc.	6.000%	9/1/52	9,200	9,073
	Prudential Financial Inc.	6.750%	3/1/53	3,865	3,961
	Prudential Financial Inc.	6.500%	3/15/54	16,855	17,044
	Prudential Funding Asia plc	3.125%	4/14/30	13,340	11,957
	Prudential Funding Asia plc	3.625%	3/24/32	2,000	1,786
	Radian Group Inc.	6.200%	5/15/29	8,216	8,298
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	19,331
	Raymond James Financial Inc.	4.950%	7/15/46	11,555	10,392
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	9,568
[4]	Regions Bank	6.450%	6/26/37	1,514	1,543
	Regions Financial Corp.	1.800%	8/12/28	7,245	6,257
	Regions Financial Corp.	5.722%	6/6/30	8,100	8,093
	Regions Financial Corp.	7.375%	12/10/37	7,000	7,557
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,456
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	7,834
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	3,825
	Reinsurance Group of America Inc.	6.000%	9/15/33	6,060	6,171
	Reinsurance Group of America Inc.	5.750%	9/15/34	6,925	6,901
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,343
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,420	3,157
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	10,278	10,288
[4]	Royal Bank of Canada	4.875%	1/12/26	10,400	10,325
[4]	Royal Bank of Canada	0.875%	1/20/26	12,800	11,976
[4]	Royal Bank of Canada	4.650%	1/27/26	6,400	6,312
	Royal Bank of Canada	1.200%	4/27/26	10,000	9,292
[4]	Royal Bank of Canada	1.400%	11/2/26	7,700	7,050
[4]	Royal Bank of Canada	4.875%	1/19/27	8,300	8,247
[4]	Royal Bank of Canada	2.050%	1/21/27	3,780	3,510
	Royal Bank of Canada	3.625%	5/4/27	27,851	26,732
[4]	Royal Bank of Canada	4.240%	8/3/27	5,000	4,867
[4]	Royal Bank of Canada	6.000%	11/1/27	22,150	22,703
[4]	Royal Bank of Canada	4.900%	1/12/28	16,895	16,771
[4]	Royal Bank of Canada	4.950%	2/1/29	6,000	5,975
73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Royal Bank of Canada	2.300%	11/3/31	38,500	31,873
	Royal Bank of Canada	3.875%	5/4/32	6,865	6,285
[4]	Royal Bank of Canada	5.000%	2/1/33	29,695	29,266
[4]	Royal Bank of Canada	5.000%	5/2/33	10,600	10,451
[4]	Royal Bank of Canada	5.150%	2/1/34	4,300	4,270
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	18,236
	Santander Holdings USA Inc.	3.244%	10/5/26	34,332	32,535
	Santander Holdings USA Inc.	4.400%	7/13/27	42,150	40,737
	Santander Holdings USA Inc.	6.499%	3/9/29	7,900	8,042
	Santander Holdings USA Inc.	6.174%	1/9/30	7,280	7,342
	Santander Holdings USA Inc.	7.660%	11/9/31	5,500	5,957
[4]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	9,518
	Santander UK Group Holdings plc	6.833%	11/21/26	8,000	8,103
	Santander UK Group Holdings plc	2.469%	1/11/28	12,756	11,773
[4]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	3,778
	Santander UK Group Holdings plc	6.534%	1/10/29	20,650	21,203
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	6,729
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	2,570
	SiriusPoint Ltd.	7.000%	4/5/29	1,821	1,841
[7]	Sixth Street Lending Partners	6.500%	3/11/29	6,000	5,938
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	711	661
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	3,545	3,620
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	4,870	4,810
[7]	Societe Generale SA	3.000%	1/22/30	2,000	1,721
	State Street Corp.	3.300%	12/16/24	5,000	4,948
	State Street Corp.	3.550%	8/18/25	24,325	23,862
	State Street Corp.	2.901%	3/30/26	2,000	1,956
	State Street Corp.	5.104%	5/18/26	15,000	14,938
	State Street Corp.	2.650%	5/19/26	14,355	13,711
	State Street Corp.	5.272%	8/3/26	14,110	14,137
	State Street Corp.	5.751%	11/4/26	10,000	10,034
	State Street Corp.	4.993%	3/18/27	34,000	33,966
	State Street Corp.	5.820%	11/4/28	10,000	10,191
	State Street Corp.	5.684%	11/21/29	11,680	11,946
[4]	State Street Corp.	4.141%	12/3/29	2,250	2,165
	State Street Corp.	2.400%	1/24/30	16,130	14,199
	State Street Corp.	2.200%	3/3/31	5,000	4,190
	State Street Corp.	4.164%	8/4/33	10,000	9,263
	State Street Corp.	4.821%	1/26/34	9,630	9,291
	State Street Corp.	5.159%	5/18/34	10,000	9,888
[4]	State Street Corp.	3.031%	11/1/34	4,850	4,301
	State Street Corp.	6.123%	11/21/34	5,500	5,710
	Stewart Information Services Corp.	3.600%	11/15/31	2,900	2,399
[4]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,562
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	10,435	10,019
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	17,577	16,428
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,135	17,659
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	24,750	24,973
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	16,958
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	12,370	11,358
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	15,597
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,916
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	26,584	24,663
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	17,534	16,633
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	3,800	3,840
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,638
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	8,399
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	39,275	34,406
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,487
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	22,914
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	13,054
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	12,041
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	13,620	13,885
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	6,979
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	16,372
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	9,765	8,123
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	1,120	897
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	4,000	3,254
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	17,775	18,266
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	20,000	20,575
74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	15,700	16,279
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	3,335
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	7,309
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	12,316	9,212
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	11,193	12,212
[4]	Synchrony Bank	5.400%	8/22/25	7,065	7,011
	Synchrony Bank	5.625%	8/23/27	5,000	4,949
	Synchrony Financial	4.500%	7/23/25	18,295	17,988
	Synchrony Financial	3.700%	8/4/26	4,325	4,126
	Synchrony Financial	3.950%	12/1/27	7,065	6,607
	Synchrony Financial	5.150%	3/19/29	10,630	10,205
	Synovus Bank	5.625%	2/15/28	5,475	5,306
	Toronto-Dominion Bank	1.250%	12/13/24	2,000	1,961
[4]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,571
[4]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	7,805
	Toronto-Dominion Bank	5.103%	1/9/26	10,300	10,261
[4]	Toronto-Dominion Bank	1.200%	6/3/26	13,675	12,666
[4]	Toronto-Dominion Bank	5.532%	7/17/26	23,000	23,069
[4]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,270
	Toronto-Dominion Bank	5.264%	12/11/26	5,390	5,384
[4]	Toronto-Dominion Bank	1.950%	1/12/27	8,500	7,890
[4]	Toronto-Dominion Bank	2.800%	3/10/27	28,000	26,299
[4]	Toronto-Dominion Bank	4.980%	4/5/27	60,000	59,695
	Toronto-Dominion Bank	4.108%	6/8/27	14,901	14,459
[4]	Toronto-Dominion Bank	4.693%	9/15/27	13,100	12,907
	Toronto-Dominion Bank	5.156%	1/10/28	13,340	13,328
[4]	Toronto-Dominion Bank	5.523%	7/17/28	38,000	38,451
[4]	Toronto-Dominion Bank	4.994%	4/5/29	8,850	8,770
[4]	Toronto-Dominion Bank	2.000%	9/10/31	10,000	8,141
[4]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	6,091
[4]	Toronto-Dominion Bank	2.450%	1/12/32	6,000	4,939
[4]	Toronto-Dominion Bank	3.200%	3/10/32	16,750	14,496
	Toronto-Dominion Bank	4.456%	6/8/32	24,800	23,371
	TPG Operating Group II LP	5.875%	3/5/34	7,740	7,776
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,184
	Travelers Cos. Inc.	6.750%	6/20/36	3,125	3,510
[4]	Travelers Cos. Inc.	6.250%	6/15/37	11,380	12,282
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	5,307
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	1,859
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,062
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	9,623
	Travelers Cos. Inc.	4.000%	5/30/47	9,952	8,026
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,369
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	4,431
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	6,627
	Travelers Cos. Inc.	5.450%	5/25/53	7,617	7,630
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,897	2,079
	Trinity Acquisition plc	4.400%	3/15/26	6,788	6,660
[4]	Truist Bank	2.150%	12/6/24	10,310	10,145
[4]	Truist Bank	1.500%	3/10/25	400	388
[4]	Truist Bank	3.625%	9/16/25	9,909	9,651
[4]	Truist Bank	4.050%	11/3/25	14,588	14,337
[4]	Truist Bank	3.300%	5/15/26	8,024	7,688
[4]	Truist Bank	3.800%	10/30/26	3,450	3,317
[4]	Truist Bank	2.250%	3/11/30	23,944	19,966
[4]	Truist Financial Corp.	1.200%	8/5/25	3,251	3,098
[4]	Truist Financial Corp.	5.900%	10/28/26	10,000	10,023
[4]	Truist Financial Corp.	1.267%	3/2/27	12,105	11,251
[4]	Truist Financial Corp.	6.047%	6/8/27	28,925	29,128
[4]	Truist Financial Corp.	1.125%	8/3/27	19,085	16,837
[4]	Truist Financial Corp.	4.873%	1/26/29	10,000	9,809
[4]	Truist Financial Corp.	3.875%	3/19/29	6,609	6,163
[4]	Truist Financial Corp.	1.887%	6/7/29	9,425	8,255
[4]	Truist Financial Corp.	7.161%	10/30/29	5,000	5,309
[4]	Truist Financial Corp.	5.435%	1/24/30	9,000	8,972
[4]	Truist Financial Corp.	1.950%	6/5/30	6,643	5,497
[4]	Truist Financial Corp.	4.916%	7/28/33	13,000	12,047
[4]	Truist Financial Corp.	6.123%	10/28/33	8,010	8,189
[4]	Truist Financial Corp.	5.122%	1/26/34	36,225	34,675
[4]	Truist Financial Corp.	5.867%	6/8/34	25,000	25,212
75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Truist Financial Corp.	5.711%	1/24/35	21,965	21,873
	UBS AG	5.800%	9/11/25	11,000	11,037
	UBS AG	1.250%	8/7/26	15,735	14,457
	UBS AG	5.000%	7/9/27	23,250	23,061
	UBS AG	7.500%	2/15/28	31,577	33,785
	UBS AG	5.650%	9/11/28	17,300	17,608
	UBS AG	4.500%	6/26/48	6,720	5,892
	UBS Group AG	3.750%	3/26/25	32,302	31,842
	UBS Group AG	4.550%	4/17/26	27,406	26,937
[7]	UBS Group AG	4.282%	1/9/28	5,700	5,467
[7]	UBS Group AG	4.194%	4/1/31	16,143	15,058
	UBS Group AG	4.875%	5/15/45	14,580	13,090
	Unum Group	4.000%	6/15/29	2,000	1,885
	Unum Group	5.750%	8/15/42	6,443	6,202
	Unum Group	4.500%	12/15/49	4,839	3,769
	Unum Group	4.125%	6/15/51	7,000	5,143
	Unum Group	6.000%	6/15/54	4,100	3,925
[4]	US Bancorp	3.950%	11/17/25	17,746	17,411
[4]	US Bancorp	3.100%	4/27/26	10,160	9,742
[4]	US Bancorp	2.375%	7/22/26	17,025	16,070
	US Bancorp	5.727%	10/21/26	5,090	5,100
[4]	US Bancorp	3.150%	4/27/27	21,140	20,116
	US Bancorp	6.787%	10/26/27	8,000	8,235
[4]	US Bancorp	3.900%	4/26/28	4,475	4,289
[4]	US Bancorp	4.548%	7/22/28	24,015	23,481
	US Bancorp	4.653%	2/1/29	38,566	37,757
	US Bancorp	5.775%	6/12/29	27,988	28,415
[4]	US Bancorp	3.000%	7/30/29	9,425	8,433
	US Bancorp	5.384%	1/23/30	25,800	25,858
[4]	US Bancorp	1.375%	7/22/30	8,575	6,909
[4]	US Bancorp	2.677%	1/27/33	5,000	4,133
[4]	US Bancorp	4.967%	7/22/33	10,550	9,998
	US Bancorp	5.850%	10/21/33	27,060	27,489
	US Bancorp	4.839%	2/1/34	39,180	37,126
	US Bancorp	5.836%	6/12/34	19,910	20,187
	US Bancorp	5.678%	1/23/35	37,320	37,495
	US Bancorp	2.491%	11/3/36	13,585	10,704
	Visa Inc.	3.150%	12/14/25	52,946	51,506
	Visa Inc.	1.900%	4/15/27	15,925	14,696
	Visa Inc.	0.750%	8/15/27	7,500	6,641
	Visa Inc.	2.750%	9/15/27	10,550	9,912
	Visa Inc.	2.050%	4/15/30	19,205	16,499
	Visa Inc.	1.100%	2/15/31	8,200	6,531
	Visa Inc.	4.150%	12/14/35	18,730	17,474
	Visa Inc.	2.700%	4/15/40	11,951	8,710
	Visa Inc.	4.300%	12/14/45	43,660	37,854
	Visa Inc.	3.650%	9/15/47	6,950	5,391
	Visa Inc.	2.000%	8/15/50	16,869	9,486
	Voya Financial Inc.	3.650%	6/15/26	3,050	2,944
	Voya Financial Inc.	5.700%	7/15/43	4,550	4,399
	Voya Financial Inc.	4.800%	6/15/46	1,935	1,640
[4]	Voya Financial Inc.	4.700%	1/23/48	12,000	10,407
	W R Berkley Corp.	6.250%	2/15/37	150	155
	W R Berkley Corp.	4.750%	8/1/44	3,780	3,347
	W R Berkley Corp.	4.000%	5/12/50	4,000	3,057
	W R Berkley Corp.	3.550%	3/30/52	8,000	5,520
	W R Berkley Corp.	3.150%	9/30/61	5,500	3,278
	Wachovia Corp.	6.605%	10/1/25	1,150	1,163
	Wachovia Corp.	7.500%	4/15/35	1,990	2,270
	Wachovia Corp.	5.500%	8/1/35	5,725	5,645
	Wachovia Corp.	6.550%	10/15/35	250	265
	Webster Financial Corp.	4.100%	3/25/29	3,000	2,784
[4]	Wells Fargo & Co.	3.550%	9/29/25	12,672	12,372
	Wells Fargo & Co.	3.000%	4/22/26	54,060	51,842
[4]	Wells Fargo & Co.	4.100%	6/3/26	27,600	26,897
[4]	Wells Fargo & Co.	4.540%	8/15/26	60,200	59,447
	Wells Fargo & Co.	3.000%	10/23/26	37,703	35,820
[4]	Wells Fargo & Co.	3.196%	6/17/27	15,000	14,365
[4]	Wells Fargo & Co.	4.300%	7/22/27	10,721	10,440
[4]	Wells Fargo & Co.	3.526%	3/24/28	55,000	52,451
76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Wells Fargo & Co.	5.707%	4/22/28	16,000	16,144
[4]	Wells Fargo & Co.	3.584%	5/22/28	19,806	18,862
[4]	Wells Fargo & Co.	2.393%	6/2/28	18,480	17,027
[4]	Wells Fargo & Co.	4.808%	7/25/28	64,000	63,071
[4]	Wells Fargo & Co.	4.150%	1/24/29	2,705	2,600
[4]	Wells Fargo & Co.	5.574%	7/25/29	39,730	40,100
	Wells Fargo & Co.	6.303%	10/23/29	20,000	20,745
	Wells Fargo & Co.	5.198%	1/23/30	108,000	107,536
[4]	Wells Fargo & Co.	2.879%	10/30/30	31,977	28,350
[4]	Wells Fargo & Co.	2.572%	2/11/31	8,855	7,661
[4]	Wells Fargo & Co.	4.478%	4/4/31	88,460	84,741
[4]	Wells Fargo & Co.	3.350%	3/2/33	29,880	25,939
[4]	Wells Fargo & Co.	4.897%	7/25/33	45,010	43,329
	Wells Fargo & Co.	5.389%	4/24/34	61,012	60,347
[4]	Wells Fargo & Co.	5.557%	7/25/34	77,905	77,894
	Wells Fargo & Co.	5.499%	1/23/35	33,200	33,120
[4]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,014
[4]	Wells Fargo & Co.	3.068%	4/30/41	35,950	26,369
	Wells Fargo & Co.	5.375%	11/2/43	31,354	29,389
	Wells Fargo & Co.	5.606%	1/15/44	19,195	18,429
[4]	Wells Fargo & Co.	4.650%	11/4/44	32,218	27,216
	Wells Fargo & Co.	3.900%	5/1/45	13,742	10,846
[4]	Wells Fargo & Co.	4.900%	11/17/45	20,371	17,732
[4]	Wells Fargo & Co.	4.400%	6/14/46	14,223	11,481
[4]	Wells Fargo & Co.	4.750%	12/7/46	26,443	22,387
[4]	Wells Fargo & Co.	5.013%	4/4/51	69,163	63,053
[4]	Wells Fargo & Co.	4.611%	4/25/53	65,755	56,257
[4]	Wells Fargo Bank NA	5.550%	8/1/25	21,415	21,447
	Wells Fargo Bank NA	4.811%	1/15/26	11,570	11,493
[4]	Wells Fargo Bank NA	5.450%	8/7/26	23,360	23,432
	Wells Fargo Bank NA	5.254%	12/11/26	27,600	27,618
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	3,835
[4]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	11,565
[4]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	11,677
	Western Union Co.	1.350%	3/15/26	6,000	5,594
	Western Union Co.	2.750%	3/15/31	4,000	3,325
	Western Union Co.	6.200%	11/17/36	6,140	6,224
	Western Union Co.	6.200%	6/21/40	695	685
	Westpac Banking Corp.	5.512%	11/17/25	12,095	12,150
	Westpac Banking Corp.	5.200%	4/16/26	10,000	10,004
	Westpac Banking Corp.	2.850%	5/13/26	38,397	36,820
	Westpac Banking Corp.	2.700%	8/19/26	16,621	15,817
	Westpac Banking Corp.	3.350%	3/8/27	30,390	29,152
	Westpac Banking Corp.	5.457%	11/18/27	7,500	7,610
	Westpac Banking Corp.	3.400%	1/25/28	150	143
	Westpac Banking Corp.	5.535%	11/17/28	32,035	32,771
	Westpac Banking Corp.	1.953%	11/20/28	9,395	8,301
	Westpac Banking Corp.	5.050%	4/16/29	8,600	8,622
	Westpac Banking Corp.	2.650%	1/16/30	9,250	8,238
[4]	Westpac Banking Corp.	4.322%	11/23/31	21,460	20,709
	Westpac Banking Corp.	5.405%	8/10/33	11,450	11,185
	Westpac Banking Corp.	6.820%	11/17/33	4,200	4,513
	Westpac Banking Corp.	4.110%	7/24/34	9,021	8,337
	Westpac Banking Corp.	2.668%	11/15/35	20,000	16,519
	Westpac Banking Corp.	3.020%	11/18/36	8,010	6,577
	Westpac Banking Corp.	4.421%	7/24/39	125	110
	Westpac Banking Corp.	2.963%	11/16/40	28,033	19,518
	Westpac Banking Corp.	3.133%	11/18/41	10,000	7,015
	Willis North America Inc.	4.650%	6/15/27	7,606	7,477
	Willis North America Inc.	4.500%	9/15/28	5,800	5,634
	Willis North America Inc.	2.950%	9/15/29	4,753	4,259
	Willis North America Inc.	5.350%	5/15/33	7,825	7,670
	Willis North America Inc.	5.050%	9/15/48	5,093	4,440
	Willis North America Inc.	3.875%	9/15/49	8,925	6,421
	Willis North America Inc.	5.900%	3/5/54	8,000	7,765
	XL Group Ltd.	5.250%	12/15/43	4,850	4,502
	Zions Bancorp NA	3.250%	10/29/29	3,090	2,580
					22,123,418
77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Health Care (3.0%)
	Abbott Laboratories	2.950%	3/15/25	13,868	13,638
	Abbott Laboratories	3.875%	9/15/25	12,146	11,980
	Abbott Laboratories	3.750%	11/30/26	20,486	19,982
	Abbott Laboratories	1.150%	1/30/28	6,500	5,761
	Abbott Laboratories	1.400%	6/30/30	4,000	3,324
	Abbott Laboratories	4.750%	11/30/36	12,210	11,846
	Abbott Laboratories	6.150%	11/30/37	3,830	4,177
	Abbott Laboratories	6.000%	4/1/39	950	1,031
	Abbott Laboratories	5.300%	5/27/40	1,951	1,965
	Abbott Laboratories	4.750%	4/15/43	18,425	17,289
	Abbott Laboratories	4.900%	11/30/46	44,682	42,078
	AbbVie Inc.	3.800%	3/15/25	33,973	33,530
	AbbVie Inc.	3.200%	5/14/26	41,444	40,031
	AbbVie Inc.	2.950%	11/21/26	64,790	61,738
	AbbVie Inc.	4.800%	3/15/27	47,500	47,286
	AbbVie Inc.	4.250%	11/14/28	18,784	18,333
	AbbVie Inc.	4.800%	3/15/29	28,000	27,837
	AbbVie Inc.	3.200%	11/21/29	72,093	66,169
	AbbVie Inc.	4.950%	3/15/31	37,326	37,228
	AbbVie Inc.	5.050%	3/15/34	34,941	34,833
	AbbVie Inc.	4.550%	3/15/35	22,187	21,043
	AbbVie Inc.	4.500%	5/14/35	33,468	31,563
	AbbVie Inc.	4.300%	5/14/36	9,275	8,527
	AbbVie Inc.	4.050%	11/21/39	56,357	48,905
	AbbVie Inc.	4.625%	10/1/42	4,810	4,333
	AbbVie Inc.	4.400%	11/6/42	21,693	19,054
	AbbVie Inc.	5.350%	3/15/44	2,000	1,977
	AbbVie Inc.	4.850%	6/15/44	11,816	10,942
	AbbVie Inc.	4.750%	3/15/45	4,083	3,710
	AbbVie Inc.	4.700%	5/14/45	17,195	15,532
	AbbVie Inc.	4.450%	5/14/46	39,181	33,993
	AbbVie Inc.	4.875%	11/14/48	15,041	13,814
	AbbVie Inc.	4.250%	11/21/49	75,854	63,127
	AbbVie Inc.	5.400%	3/15/54	39,304	38,889
	AbbVie Inc.	5.500%	3/15/64	27,000	26,646
	Adventist Health System	2.952%	3/1/29	4,420	3,964
	Adventist Health System	5.430%	3/1/32	4,000	3,979
	Adventist Health System	5.757%	12/1/34	4,925	4,918
	Adventist Health System	3.630%	3/1/49	5,495	3,924
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	5,851	5,606
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	667
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,010	6,039
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	2,391
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	2,098
	Aetna Inc.	6.625%	6/15/36	10,474	11,100
	Aetna Inc.	6.750%	12/15/37	5,500	5,876
	Aetna Inc.	4.500%	5/15/42	4,325	3,613
	Aetna Inc.	4.125%	11/15/42	10,363	8,135
	Aetna Inc.	4.750%	3/15/44	3,520	2,960
	Aetna Inc.	3.875%	8/15/47	19,727	14,306
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,372
	Agilent Technologies Inc.	2.750%	9/15/29	2,000	1,784
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	2,677
	Agilent Technologies Inc.	2.300%	3/12/31	13,000	10,828
	AHS Hospital Corp.	5.024%	7/1/45	3,500	3,325
[4]	AHS Hospital Corp.	2.780%	7/1/51	10,000	6,346
[4]	Allina Health System	3.887%	4/15/49	3,750	2,960
	Amgen Inc.	5.250%	3/2/25	20,905	20,851
	Amgen Inc.	5.507%	3/2/26	18,925	18,925
	Amgen Inc.	2.600%	8/19/26	21,425	20,300
	Amgen Inc.	2.200%	2/21/27	16,307	15,129
	Amgen Inc.	3.200%	11/2/27	11,859	11,177
	Amgen Inc.	5.150%	3/2/28	21,760	21,758
	Amgen Inc.	1.650%	8/15/28	25,800	22,569
	Amgen Inc.	4.050%	8/18/29	17,770	16,996
	Amgen Inc.	2.450%	2/21/30	10,955	9,555
	Amgen Inc.	5.250%	3/2/30	26,210	26,403
	Amgen Inc.	2.300%	2/25/31	41,172	34,605
	Amgen Inc.	2.000%	1/15/32	5,975	4,811
78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.350%	2/22/32	11,000	9,759
	Amgen Inc.	5.250%	3/2/33	70,440	70,232
	Amgen Inc.	3.150%	2/21/40	29,724	22,215
	Amgen Inc.	2.800%	8/15/41	31,355	22,016
	Amgen Inc.	4.950%	10/1/41	12,860	11,790
	Amgen Inc.	5.150%	11/15/41	3,478	3,244
	Amgen Inc.	5.600%	3/2/43	20,335	20,037
	Amgen Inc.	4.400%	5/1/45	28,205	23,722
	Amgen Inc.	4.563%	6/15/48	5,023	4,247
	Amgen Inc.	3.375%	2/21/50	13,125	9,220
	Amgen Inc.	4.663%	6/15/51	41,193	35,149
	Amgen Inc.	3.000%	1/15/52	11,994	7,834
	Amgen Inc.	4.200%	2/22/52	29,500	23,310
	Amgen Inc.	4.875%	3/1/53	9,500	8,367
	Amgen Inc.	5.650%	3/2/53	72,010	70,957
	Amgen Inc.	2.770%	9/1/53	6,693	4,000
	Amgen Inc.	4.400%	2/22/62	2,436	1,936
	Amgen Inc.	5.750%	3/2/63	30,740	30,138
[4]	Ascension Health	2.532%	11/15/29	13,426	11,903
[4]	Ascension Health	3.106%	11/15/39	9,450	7,312
	Ascension Health	3.945%	11/15/46	18,010	15,024
[4]	Ascension Health	4.847%	11/15/53	6,500	6,186
	AstraZeneca Finance LLC	1.200%	5/28/26	5,000	4,642
	AstraZeneca Finance LLC	4.800%	2/26/27	24,500	24,360
	AstraZeneca Finance LLC	4.875%	3/3/28	15,000	14,976
	AstraZeneca Finance LLC	1.750%	5/28/28	17,500	15,516
	AstraZeneca Finance LLC	4.850%	2/26/29	22,479	22,434
	AstraZeneca Finance LLC	4.900%	3/3/30	20,000	20,078
	AstraZeneca Finance LLC	4.900%	2/26/31	11,500	11,462
	AstraZeneca Finance LLC	2.250%	5/28/31	13,000	10,971
	AstraZeneca Finance LLC	4.875%	3/3/33	28,825	28,518
	AstraZeneca Finance LLC	5.000%	2/26/34	2,575	2,560
	AstraZeneca plc	3.375%	11/16/25	21,737	21,200
	AstraZeneca plc	0.700%	4/8/26	13,105	12,137
	AstraZeneca plc	4.000%	1/17/29	11,900	11,463
	AstraZeneca plc	1.375%	8/6/30	16,361	13,369
	AstraZeneca plc	6.450%	9/15/37	29,447	32,768
	AstraZeneca plc	4.000%	9/18/42	15,126	12,708
	AstraZeneca plc	4.375%	11/16/45	10,900	9,467
	AstraZeneca plc	4.375%	8/17/48	8,400	7,225
	AstraZeneca plc	2.125%	8/6/50	10,450	5,848
	AstraZeneca plc	3.000%	5/28/51	7,090	4,743
	Banner Health	2.338%	1/1/30	5,000	4,339
	Banner Health	1.897%	1/1/31	1,000	828
	Banner Health	2.907%	1/1/42	3,500	2,529
[4]	Banner Health	3.181%	1/1/50	3,920	2,743
	Banner Health	2.913%	1/1/51	3,150	2,097
[4]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,500	2,066
[4]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,250	5,312
	Baxalta Inc.	4.000%	6/23/25	8,678	8,550
	Baxalta Inc.	5.250%	6/23/45	4,188	3,936
	Baxter International Inc.	2.600%	8/15/26	2,789	2,635
	Baxter International Inc.	1.915%	2/1/27	16,400	15,029
	Baxter International Inc.	2.272%	12/1/28	13,000	11,452
	Baxter International Inc.	3.950%	4/1/30	6,025	5,621
	Baxter International Inc.	1.730%	4/1/31	27,375	21,716
	Baxter International Inc.	2.539%	2/1/32	45,000	36,912
	Baxter International Inc.	3.500%	8/15/46	4,750	3,330
	Baxter International Inc.	3.132%	12/1/51	10,495	6,595
[4]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,191
[4]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	2,731
	Baylor Scott & White Holdings	4.185%	11/15/45	9,355	8,038
[4]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	6,857
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	20,076
	Becton Dickinson & Co.	4.693%	2/13/28	13,387	13,194
	Becton Dickinson & Co.	5.081%	6/7/29	4,000	3,996
	Becton Dickinson & Co.	2.823%	5/20/30	10,227	9,037
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	8,195
	Becton Dickinson & Co.	4.298%	8/22/32	11,000	10,311
	Becton Dickinson & Co.	5.110%	2/8/34	6,225	6,124
79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson & Co.	4.685%	12/15/44	6,065	5,338
	Becton Dickinson & Co.	4.669%	6/6/47	26,645	23,238
	Becton Dickinson & Co.	3.794%	5/20/50	5,234	3,955
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,000	1,278
	Biogen Inc.	4.050%	9/15/25	24,320	23,894
	Biogen Inc.	2.250%	5/1/30	18,647	15,868
	Biogen Inc.	3.150%	5/1/50	22,254	14,344
	Biogen Inc.	3.250%	2/15/51	10,119	6,718
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,000	2,841
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,215	5,498
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	1,750	1,697
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,173
[4]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,725	3,907
[4]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	2,208
	Boston Scientific Corp.	2.650%	6/1/30	5,425	4,765
	Boston Scientific Corp.	6.500%	11/15/35	2,923	3,236
	Boston Scientific Corp.	4.550%	3/1/39	11,841	11,033
	Boston Scientific Corp.	7.375%	1/15/40	1,650	1,937
	Boston Scientific Corp.	4.700%	3/1/49	11,090	9,876
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	8,002
	Bristol-Myers Squibb Co.	4.950%	2/20/26	7,010	6,989
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,517	33,278
	Bristol-Myers Squibb Co.	4.900%	2/22/27	3,000	2,992
	Bristol-Myers Squibb Co.	3.450%	11/15/27	30,341	28,947
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	20,843
	Bristol-Myers Squibb Co.	4.900%	2/22/29	19,984	19,943
	Bristol-Myers Squibb Co.	3.400%	7/26/29	46,980	43,774
	Bristol-Myers Squibb Co.	1.450%	11/13/30	5,265	4,269
	Bristol-Myers Squibb Co.	5.100%	2/22/31	14,125	14,174
	Bristol-Myers Squibb Co.	2.950%	3/15/32	20,000	17,278
	Bristol-Myers Squibb Co.	5.900%	11/15/33	4,000	4,198
	Bristol-Myers Squibb Co.	5.200%	2/22/34	36,250	36,182
	Bristol-Myers Squibb Co.	4.125%	6/15/39	24,517	21,269
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	8,029
	Bristol-Myers Squibb Co.	5.500%	2/22/44	4,000	3,949
	Bristol-Myers Squibb Co.	4.625%	5/15/44	8,014	7,108
	Bristol-Myers Squibb Co.	4.350%	11/15/47	16,068	13,373
	Bristol-Myers Squibb Co.	4.550%	2/20/48	13,989	12,000
	Bristol-Myers Squibb Co.	4.250%	10/26/49	40,238	32,762
	Bristol-Myers Squibb Co.	2.550%	11/13/50	21,700	12,702
	Bristol-Myers Squibb Co.	3.700%	3/15/52	43,522	31,901
	Bristol-Myers Squibb Co.	5.550%	2/22/54	43,420	42,796
	Bristol-Myers Squibb Co.	3.900%	3/15/62	15,250	10,959
	Bristol-Myers Squibb Co.	6.400%	11/15/63	18,000	19,509
	Bristol-Myers Squibb Co.	5.650%	2/22/64	20,958	20,478
	Cardinal Health Inc.	3.750%	9/15/25	1,975	1,934
	Cardinal Health Inc.	3.410%	6/15/27	9,520	9,067
	Cardinal Health Inc.	5.125%	2/15/29	8,000	7,982
	Cardinal Health Inc.	5.450%	2/15/34	6,000	5,977
	Cardinal Health Inc.	4.600%	3/15/43	4,150	3,522
	Cardinal Health Inc.	4.500%	11/15/44	8,275	6,885
	Cardinal Health Inc.	4.900%	9/15/45	4,580	4,017
[4]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	4,046
	Cencora Inc.	3.250%	3/1/25	5,725	5,634
	Cencora Inc.	3.450%	12/15/27	11,525	10,904
	Cencora Inc.	2.800%	5/15/30	7,250	6,389
	Cencora Inc.	2.700%	3/15/31	10,700	9,131
	Cencora Inc.	5.125%	2/15/34	2,793	2,743
	Cencora Inc.	4.250%	3/1/45	5,132	4,305
	Cencora Inc.	4.300%	12/15/47	10,675	8,816
	Centene Corp.	4.250%	12/15/27	25,739	24,576
	Centene Corp.	2.450%	7/15/28	25,984	23,074
	Centene Corp.	4.625%	12/15/29	49,262	46,563
	Centene Corp.	3.375%	2/15/30	11,260	9,991
	Centene Corp.	3.000%	10/15/30	23,030	19,701
	Centene Corp.	2.500%	3/1/31	26,765	21,981
	Centene Corp.	2.625%	8/1/31	14,075	11,517
	Children's Health System of Texas	2.511%	8/15/50	9,950	6,088
[4]	Children's Hospital	2.928%	7/15/50	4,575	2,929
[4]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,325
80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Children's Hospital Corp.	2.585%	2/1/50	2,500	1,558
	Children's Hospital Medical Center	4.268%	5/15/44	1,300	1,128
[4]	Children's Hospital of Philadelphia	2.704%	7/1/50	7,025	4,563
[4]	CHRISTUS Health	4.341%	7/1/28	17,402	16,953
[4]	Cigna Group	4.500%	2/25/26	12,585	12,406
	Cigna Group	1.250%	3/15/26	3,118	2,912
	Cigna Group	5.685%	3/15/26	3,035	3,032
[4]	Cigna Group	3.400%	3/1/27	32,690	31,251
[4]	Cigna Group	7.875%	5/15/27	362	388
	Cigna Group	4.375%	10/15/28	19,071	18,518
	Cigna Group	5.000%	5/15/29	11,300	11,251
	Cigna Group	2.400%	3/15/30	21,169	18,318
	Cigna Group	2.375%	3/15/31	19,410	16,284
	Cigna Group	5.125%	5/15/31	10,000	9,926
	Cigna Group	5.400%	3/15/33	8,760	8,791
	Cigna Group	5.250%	2/15/34	21,965	21,648
	Cigna Group	4.800%	8/15/38	21,555	19,801
	Cigna Group	3.200%	3/15/40	7,600	5,622
[4]	Cigna Group	6.125%	11/15/41	4,534	4,713
[4]	Cigna Group	5.375%	2/15/42	550	508
[4]	Cigna Group	4.800%	7/15/46	14,715	12,946
[4]	Cigna Group	3.875%	10/15/47	18,104	13,639
	Cigna Group	4.900%	12/15/48	21,515	18,865
	Cigna Group	3.400%	3/15/50	32,105	21,864
	Cigna Group	3.400%	3/15/51	15,015	10,188
	Cigna Group	5.600%	2/15/54	15,000	14,369
[4]	City of Hope	5.623%	11/15/43	2,000	1,954
[4]	City of Hope	4.378%	8/15/48	7,375	6,009
	Cleveland Clinic Foundation	4.858%	1/1/14	4,515	3,954
	CommonSpirit Health	1.547%	10/1/25	3,285	3,122
	CommonSpirit Health	6.073%	11/1/27	4,000	4,092
	CommonSpirit Health	3.347%	10/1/29	7,925	7,262
	CommonSpirit Health	2.782%	10/1/30	3,375	2,925
	CommonSpirit Health	5.205%	12/1/31	12,500	12,324
	CommonSpirit Health	5.318%	12/1/34	7,450	7,320
[4]	CommonSpirit Health	4.350%	11/1/42	4,635	3,907
	CommonSpirit Health	3.817%	10/1/49	6,270	4,778
	CommonSpirit Health	4.187%	10/1/49	14,300	11,451
	CommonSpirit Health	3.910%	10/1/50	4,615	3,497
	CommonSpirit Health	5.548%	12/1/54	6,297	6,175
[4]	Community Health Network Inc.	3.099%	5/1/50	6,115	4,000
[4]	Corewell Health Obligated Group	3.487%	7/15/49	2,855	2,132
[4]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	3,726
	CVS Health Corp.	3.875%	7/20/25	39,564	38,851
	CVS Health Corp.	2.875%	6/1/26	18,860	17,966
	CVS Health Corp.	3.000%	8/15/26	22,000	20,957
	CVS Health Corp.	3.625%	4/1/27	6,100	5,851
	CVS Health Corp.	1.300%	8/21/27	25,464	22,557
	CVS Health Corp.	4.300%	3/25/28	25,823	24,931
	CVS Health Corp.	5.000%	1/30/29	17,810	17,628
	CVS Health Corp.	5.400%	6/1/29	9,015	9,025
	CVS Health Corp.	3.250%	8/15/29	52,130	47,309
	CVS Health Corp.	5.125%	2/21/30	18,000	17,798
	CVS Health Corp.	3.750%	4/1/30	18,347	16,884
	CVS Health Corp.	1.750%	8/21/30	11,925	9,692
	CVS Health Corp.	5.250%	1/30/31	8,000	7,915
	CVS Health Corp.	1.875%	2/28/31	25,630	20,547
	CVS Health Corp.	5.550%	6/1/31	11,515	11,522
	CVS Health Corp.	2.125%	9/15/31	5,000	4,011
	CVS Health Corp.	5.250%	2/21/33	20,000	19,525
	CVS Health Corp.	5.300%	6/1/33	16,285	15,900
	CVS Health Corp.	5.700%	6/1/34	15,975	15,930
	CVS Health Corp.	4.875%	7/20/35	16,475	15,381
	CVS Health Corp.	4.780%	3/25/38	67,100	59,911
	CVS Health Corp.	6.125%	9/15/39	4,950	4,948
	CVS Health Corp.	4.125%	4/1/40	20,475	16,525
	CVS Health Corp.	2.700%	8/21/40	11,350	7,537
	CVS Health Corp.	5.300%	12/5/43	5,793	5,251
	CVS Health Corp.	5.125%	7/20/45	43,599	38,338
	CVS Health Corp.	5.050%	3/25/48	93,327	80,426
81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	4.250%	4/1/50	8,900	6,766
	CVS Health Corp.	5.625%	2/21/53	14,000	12,993
	CVS Health Corp.	5.875%	6/1/53	10,374	9,936
	CVS Health Corp.	6.050%	6/1/54	11,575	11,344
	CVS Health Corp.	6.000%	6/1/63	10,000	9,571
	Danaher Corp.	3.350%	9/15/25	4,300	4,208
	Danaher Corp.	4.375%	9/15/45	6,000	5,231
	Danaher Corp.	2.600%	10/1/50	13,944	8,511
	Danaher Corp.	2.800%	12/10/51	10,433	6,582
[4]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	2,445
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	5,672
	DH Europe Finance II Sarl	2.600%	11/15/29	9,000	8,025
	DH Europe Finance II Sarl	3.250%	11/15/39	14,480	11,442
	DH Europe Finance II Sarl	3.400%	11/15/49	10,897	7,836
	Dignity Health	4.500%	11/1/42	6,000	5,222
	Dignity Health	5.267%	11/1/64	6,075	5,537
[4]	Duke University Health System Inc.	3.920%	6/1/47	4,800	3,872
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,325	6,112
	Elevance Health Inc.	5.350%	10/15/25	1,300	1,299
	Elevance Health Inc.	4.900%	2/8/26	6,885	6,830
	Elevance Health Inc.	3.650%	12/1/27	31,571	30,172
	Elevance Health Inc.	4.101%	3/1/28	9,466	9,154
	Elevance Health Inc.	5.150%	6/15/29	7,075	7,094
	Elevance Health Inc.	2.875%	9/15/29	6,955	6,256
	Elevance Health Inc.	2.250%	5/15/30	30,808	26,391
	Elevance Health Inc.	2.550%	3/15/31	12,034	10,253
	Elevance Health Inc.	4.100%	5/15/32	8,070	7,487
	Elevance Health Inc.	5.500%	10/15/32	3,400	3,456
	Elevance Health Inc.	4.750%	2/15/33	17,690	17,076
	Elevance Health Inc.	5.375%	6/15/34	11,600	11,654
	Elevance Health Inc.	5.950%	12/15/34	1,001	1,043
	Elevance Health Inc.	5.850%	1/15/36	1,200	1,237
	Elevance Health Inc.	6.375%	6/15/37	5,865	6,264
	Elevance Health Inc.	4.625%	5/15/42	9,815	8,639
	Elevance Health Inc.	4.650%	1/15/43	10,695	9,437
	Elevance Health Inc.	5.100%	1/15/44	11,855	10,992
	Elevance Health Inc.	4.650%	8/15/44	9,592	8,367
	Elevance Health Inc.	4.375%	12/1/47	19,631	16,294
	Elevance Health Inc.	4.550%	3/1/48	5,240	4,442
	Elevance Health Inc.	3.125%	5/15/50	17,675	11,847
	Elevance Health Inc.	3.600%	3/15/51	10,100	7,256
	Elevance Health Inc.	4.550%	5/15/52	8,070	6,773
	Elevance Health Inc.	6.100%	10/15/52	8,881	9,318
	Elevance Health Inc.	5.125%	2/15/53	9,800	9,016
	Elevance Health Inc.	5.650%	6/15/54	11,600	11,469
	Elevance Health Inc.	4.850%	8/15/54	2,720	2,306
	Eli Lilly & Co.	4.500%	2/9/27	20,305	20,134
	Eli Lilly & Co.	4.500%	2/9/29	22,500	22,305
	Eli Lilly & Co.	3.375%	3/15/29	10,782	10,187
	Eli Lilly & Co.	4.700%	2/27/33	25,925	25,473
	Eli Lilly & Co.	4.700%	2/9/34	17,446	17,105
	Eli Lilly & Co.	3.950%	3/15/49	4,628	3,774
	Eli Lilly & Co.	2.250%	5/15/50	24,737	14,431
	Eli Lilly & Co.	4.875%	2/27/53	22,000	20,600
	Eli Lilly & Co.	5.000%	2/9/54	16,950	16,190
	Eli Lilly & Co.	4.150%	3/15/59	2,000	1,630
	Eli Lilly & Co.	2.500%	9/15/60	7,200	4,037
	Eli Lilly & Co.	4.950%	2/27/63	14,750	13,694
	Eli Lilly & Co.	5.100%	2/9/64	17,000	16,198
[4]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	1,533
	GE HealthCare Technologies Inc.	5.600%	11/15/25	15,757	15,771
	GE HealthCare Technologies Inc.	5.650%	11/15/27	15,000	15,202
	GE HealthCare Technologies Inc.	5.857%	3/15/30	15,000	15,410
	GE HealthCare Technologies Inc.	5.905%	11/22/32	18,750	19,349
	GE HealthCare Technologies Inc.	6.377%	11/22/52	19,335	20,976
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	23,386
	Gilead Sciences Inc.	2.950%	3/1/27	25,100	23,826
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	3,990
	Gilead Sciences Inc.	1.650%	10/1/30	8,063	6,640
	Gilead Sciences Inc.	5.250%	10/15/33	13,500	13,590
82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	8,866
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	5,664
	Gilead Sciences Inc.	2.600%	10/1/40	20,841	14,334
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	8,855
	Gilead Sciences Inc.	4.800%	4/1/44	20,456	18,429
	Gilead Sciences Inc.	4.500%	2/1/45	20,075	17,340
	Gilead Sciences Inc.	4.750%	3/1/46	22,369	19,906
	Gilead Sciences Inc.	4.150%	3/1/47	17,317	14,075
	Gilead Sciences Inc.	2.800%	10/1/50	19,390	12,146
	Gilead Sciences Inc.	5.550%	10/15/53	11,165	11,145
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	23,318
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	8,400	8,692
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	31,189	34,402
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	14,250	12,163
	GlaxoSmithKline Capital plc	3.375%	6/1/29	5,000	4,682
[4]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	3,434
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	3,383
[4]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	3,681
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	1,808
[4]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	2,657
	HCA Inc.	5.875%	2/15/26	17,500	17,531
	HCA Inc.	5.250%	6/15/26	27,577	27,469
	HCA Inc.	5.375%	9/1/26	10,250	10,224
	HCA Inc.	4.500%	2/15/27	10,413	10,177
	HCA Inc.	3.125%	3/15/27	11,500	10,865
	HCA Inc.	5.200%	6/1/28	10,611	10,568
	HCA Inc.	5.625%	9/1/28	15,111	15,243
	HCA Inc.	5.875%	2/1/29	6,000	6,109
	HCA Inc.	3.375%	3/15/29	1,940	1,783
	HCA Inc.	4.125%	6/15/29	22,951	21,736
	HCA Inc.	3.500%	9/1/30	34,580	31,193
	HCA Inc.	5.450%	4/1/31	11,572	11,562
	HCA Inc.	2.375%	7/15/31	15,000	12,313
	HCA Inc.	3.625%	3/15/32	21,540	18,970
	HCA Inc.	5.500%	6/1/33	13,263	13,152
	HCA Inc.	5.600%	4/1/34	15,050	14,953
	HCA Inc.	5.125%	6/15/39	14,714	13,618
	HCA Inc.	4.375%	3/15/42	7,500	6,152
	HCA Inc.	5.500%	6/15/47	25,829	23,841
	HCA Inc.	5.250%	6/15/49	9,751	8,686
	HCA Inc.	3.500%	7/15/51	21,072	14,088
	HCA Inc.	4.625%	3/15/52	20,540	16,587
	HCA Inc.	5.900%	6/1/53	10,611	10,330
	HCA Inc.	6.000%	4/1/54	31,390	30,967
	HCA Inc.	6.100%	4/1/64	13,500	13,199
	Humana Inc.	1.350%	2/3/27	5,745	5,207
	Humana Inc.	3.950%	3/15/27	4,450	4,304
	Humana Inc.	5.750%	3/1/28	6,505	6,618
	Humana Inc.	5.750%	12/1/28	5,000	5,098
	Humana Inc.	3.700%	3/23/29	8,500	7,968
	Humana Inc.	3.125%	8/15/29	2,600	2,354
	Humana Inc.	4.875%	4/1/30	6,150	6,035
	Humana Inc.	5.375%	4/15/31	14,150	14,072
	Humana Inc.	2.150%	2/3/32	12,800	10,201
	Humana Inc.	5.875%	3/1/33	8,955	9,115
	Humana Inc.	5.950%	3/15/34	9,000	9,203
	Humana Inc.	4.625%	12/1/42	4,730	3,978
	Humana Inc.	4.950%	10/1/44	6,205	5,397
	Humana Inc.	4.800%	3/15/47	3,120	2,642
	Humana Inc.	3.950%	8/15/49	981	737
	Humana Inc.	5.500%	3/15/53	13,355	12,414
	Humana Inc.	5.750%	4/15/54	11,396	10,981
	Illumina Inc.	5.800%	12/12/25	3,000	3,003
	Illumina Inc.	5.750%	12/13/27	5,025	5,071
	Illumina Inc.	2.550%	3/23/31	5,000	4,130
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	4,857
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	2,200
	Inova Health System Foundation	4.068%	5/15/52	3,000	2,489
[4]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	4,449
[4]	Iowa Health System	3.665%	2/15/50	5,000	3,799
83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	IQVIA Inc.	6.250%	2/1/29	5,000	5,139
	Johns Hopkins Health System Corp.	3.837%	5/15/46	7,425	6,021
	Johnson & Johnson	0.550%	9/1/25	10,325	9,802
	Johnson & Johnson	2.450%	3/1/26	37,425	35,942
	Johnson & Johnson	2.950%	3/3/27	8,550	8,183
	Johnson & Johnson	0.950%	9/1/27	6,475	5,768
	Johnson & Johnson	2.900%	1/15/28	22,537	21,297
	Johnson & Johnson	4.800%	6/1/29	15,600	15,716
	Johnson & Johnson	6.950%	9/1/29	2,650	2,934
	Johnson & Johnson	1.300%	9/1/30	12,790	10,552
	Johnson & Johnson	4.950%	5/15/33	2,650	2,711
	Johnson & Johnson	4.375%	12/5/33	9,529	9,356
	Johnson & Johnson	4.950%	6/1/34	9,690	9,802
	Johnson & Johnson	3.550%	3/1/36	16,500	14,443
	Johnson & Johnson	3.625%	3/3/37	11,356	9,899
	Johnson & Johnson	5.950%	8/15/37	5,039	5,486
	Johnson & Johnson	3.400%	1/15/38	16,634	13,965
	Johnson & Johnson	5.850%	7/15/38	3,797	4,101
	Johnson & Johnson	2.100%	9/1/40	28,235	18,844
	Johnson & Johnson	4.500%	9/1/40	5,000	4,700
	Johnson & Johnson	4.850%	5/15/41	825	803
	Johnson & Johnson	4.500%	12/5/43	11,620	10,854
	Johnson & Johnson	3.700%	3/1/46	20,872	16,756
	Johnson & Johnson	3.750%	3/3/47	12,150	9,761
	Johnson & Johnson	3.500%	1/15/48	13,229	10,125
	Johnson & Johnson	2.250%	9/1/50	4,982	2,960
	Johnson & Johnson	5.250%	6/1/54	14,825	14,888
	Johnson & Johnson	2.450%	9/1/60	8,450	4,775
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,674	14,043
[4]	Kaiser Foundation Hospitals	2.810%	6/1/41	14,530	10,487
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	5,707
	Kaiser Foundation Hospitals	4.150%	5/1/47	24,144	20,187
[4]	Kaiser Foundation Hospitals	3.266%	11/1/49	11,150	7,947
[4]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	4,677
	Koninklijke Philips NV	6.875%	3/11/38	4,600	5,039
	Koninklijke Philips NV	5.000%	3/15/42	12,775	11,624
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,229
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,035
	Laboratory Corp. of America Holdings	2.950%	12/1/29	4,425	3,952
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	4,278
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	7,681
[4]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	782
[4]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	2,291
[4]	Mass General Brigham Inc.	4.117%	7/1/55	7,550	6,110
[4]	Mass General Brigham Inc.	3.342%	7/1/60	6,400	4,294
[4]	Mayo Clinic	3.774%	11/15/43	5,150	4,286
[4]	Mayo Clinic	4.000%	11/15/47	1,875	1,574
[4]	Mayo Clinic	4.128%	11/15/52	1,150	966
[4]	Mayo Clinic	3.196%	11/15/61	7,000	4,669
	McKesson Corp.	0.900%	12/3/25	14,700	13,811
	McKesson Corp.	5.250%	2/15/26	4,000	3,997
	McKesson Corp.	3.950%	2/16/28	2,500	2,407
	McKesson Corp.	4.900%	7/15/28	1,493	1,488
	McKesson Corp.	5.100%	7/15/33	6,650	6,642
[4]	McLaren Health Care Corp.	4.386%	5/15/48	4,433	3,810
[4]	MedStar Health Inc.	3.626%	8/15/49	4,000	3,026
	Medtronic Global Holdings SCA	4.250%	3/30/28	19,415	18,967
	Medtronic Inc.	4.375%	3/15/35	47,569	44,793
	Medtronic Inc.	4.625%	3/15/45	9,242	8,354
	Memorial Health Services	3.447%	11/1/49	5,000	3,720
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	672
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	1,352
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	11,044
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	1,409
	Merck & Co. Inc.	0.750%	2/24/26	9,970	9,311
	Merck & Co. Inc.	1.700%	6/10/27	20,000	18,358
	Merck & Co. Inc.	4.050%	5/17/28	5,500	5,387
	Merck & Co. Inc.	3.400%	3/7/29	21,470	20,267
	Merck & Co. Inc.	4.300%	5/17/30	7,958	7,754
	Merck & Co. Inc.	1.450%	6/24/30	5,282	4,369
84

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	2.150%	12/10/31	26,558	22,078
	Merck & Co. Inc.	4.500%	5/17/33	15,916	15,378
	Merck & Co. Inc.	6.500%	12/1/33	5,650	6,278
	Merck & Co. Inc.	3.900%	3/7/39	7,109	6,138
	Merck & Co. Inc.	2.350%	6/24/40	8,054	5,497
	Merck & Co. Inc.	3.600%	9/15/42	8,670	6,862
	Merck & Co. Inc.	4.150%	5/18/43	12,489	10,629
	Merck & Co. Inc.	4.900%	5/17/44	13,958	13,093
	Merck & Co. Inc.	3.700%	2/10/45	22,084	17,327
	Merck & Co. Inc.	4.000%	3/7/49	3,248	2,625
	Merck & Co. Inc.	2.450%	6/24/50	7,240	4,305
	Merck & Co. Inc.	2.750%	12/10/51	45,230	28,282
	Merck & Co. Inc.	5.000%	5/17/53	15,916	14,979
	Merck & Co. Inc.	2.900%	12/10/61	35,215	21,076
	Merck & Co. Inc.	5.150%	5/17/63	10,611	10,068
[4]	Methodist Hospital	2.705%	12/1/50	6,500	4,103
[4]	Montefiore Obligated Group	5.246%	11/1/48	6,800	5,041
	Montefiore Obligated Group	4.287%	9/1/50	810	516
[4]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	4,520	3,495
[4]	Mount Sinai Hospital	3.981%	7/1/48	2,650	2,068
[4]	Mount Sinai Hospital	3.737%	7/1/49	5,100	3,707
[4]	Mount Sinai Hospital	3.391%	7/1/50	6,200	4,080
	MultiCare Health System	2.803%	8/15/50	2,250	1,351
	Mylan Inc.	4.550%	4/15/28	3,538	3,409
	Mylan Inc.	5.400%	11/29/43	4,970	4,300
	Mylan Inc.	5.200%	4/15/48	3,393	2,754
[4]	MyMichigan Health	3.409%	6/1/50	2,875	2,031
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	1,672
	New York & Presbyterian Hospital	4.024%	8/1/45	9,390	7,908
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	3,724
	New York & Presbyterian Hospital	2.606%	8/1/60	2,375	1,347
[4]	New York & Presbyterian Hospital	3.954%	8/1/19	5,335	3,836
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	6,014
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	6,724
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	3,119
	Novant Health Inc.	2.637%	11/1/36	7,000	5,292
	Novant Health Inc.	3.168%	11/1/51	11,000	7,402
	Novant Health Inc.	3.318%	11/1/61	8,925	5,892
	Novartis Capital Corp.	3.000%	11/20/25	7,177	6,982
	Novartis Capital Corp.	2.000%	2/14/27	7,900	7,358
	Novartis Capital Corp.	3.100%	5/17/27	26,048	24,878
	Novartis Capital Corp.	2.200%	8/14/30	33,485	28,998
	Novartis Capital Corp.	3.700%	9/21/42	5,175	4,224
	Novartis Capital Corp.	4.400%	5/6/44	15,218	13,560
	Novartis Capital Corp.	4.000%	11/20/45	19,011	15,884
	Novartis Capital Corp.	2.750%	8/14/50	13,815	8,957
[4]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	2,043
[4]	NYU Langone Hospitals	5.750%	7/1/43	3,625	3,794
	NYU Langone Hospitals	4.784%	7/1/44	3,925	3,635
[4]	NYU Langone Hospitals	4.368%	7/1/47	4,775	4,162
[4]	NYU Langone Hospitals	3.380%	7/1/55	7,545	5,237
	Ochsner Clinic Foundation	5.897%	5/15/45	275	268
[4]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,500	2,484
	OhioHealth Corp.	2.297%	11/15/31	4,650	3,879
	OhioHealth Corp.	2.834%	11/15/41	4,325	3,134
[4]	OhioHealth Corp.	3.042%	11/15/50	3,025	2,114
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	1,818
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,013
[4]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,726
[4]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	2,898
[4]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	3,897
	Pfizer Inc.	2.750%	6/3/26	41,608	39,782
	Pfizer Inc.	3.000%	12/15/26	13,225	12,622
	Pfizer Inc.	3.600%	9/15/28	6,025	5,765
	Pfizer Inc.	3.450%	3/15/29	32,537	30,797
	Pfizer Inc.	2.625%	4/1/30	11,105	9,847
	Pfizer Inc.	1.700%	5/28/30	16,843	14,176
	Pfizer Inc.	1.750%	8/18/31	12,500	10,149
	Pfizer Inc.	4.000%	12/15/36	9,550	8,561
	Pfizer Inc.	4.100%	9/15/38	9,275	8,177
85

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.900%	3/15/39	14,060	12,013
	Pfizer Inc.	7.200%	3/15/39	19,540	23,071
	Pfizer Inc.	2.550%	5/28/40	20,500	14,256
	Pfizer Inc.	4.300%	6/15/43	8,010	6,911
	Pfizer Inc.	4.400%	5/15/44	7,075	6,278
	Pfizer Inc.	4.125%	12/15/46	13,900	11,501
	Pfizer Inc.	4.200%	9/15/48	17,497	14,563
	Pfizer Inc.	4.000%	3/15/49	14,060	11,346
	Pfizer Inc.	2.700%	5/28/50	15,275	9,809
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	31,832	31,431
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	57,443	56,441
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	31,832	31,419
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	53,053	51,689
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	40,500	38,506
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	68,664	66,272
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	46,443	43,832
	Pharmacia LLC	6.600%	12/1/28	5,248	5,565
[4]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,427
[4]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,358
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	2,550
	Presbyterian Healthcare Services	4.875%	8/1/52	4,000	3,801
[4]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,128	4,827
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	13,423	11,770
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	8,700	8,659
[4]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,391
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	5,700	4,422
[4]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	4,600	2,720
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,229
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	15,828
	Quest Diagnostics Inc.	4.200%	6/30/29	5,790	5,574
	Quest Diagnostics Inc.	2.950%	6/30/30	20,401	18,088
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	3,893
	Quest Diagnostics Inc.	5.750%	1/30/40	876	845
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	1,825
[4]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	2,794
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,875	13,889
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	3,755	2,302
	Revvity Inc.	1.900%	9/15/28	4,025	3,521
	Revvity Inc.	3.300%	9/15/29	8,350	7,598
	Revvity Inc.	2.550%	3/15/31	6,000	5,021
	Revvity Inc.	2.250%	9/15/31	7,000	5,719
	Revvity Inc.	3.625%	3/15/51	3,500	2,432
	Royalty Pharma plc	1.200%	9/2/25	15,375	14,602
	Royalty Pharma plc	1.750%	9/2/27	12,850	11,543
	Royalty Pharma plc	2.200%	9/2/30	10,200	8,505
	Royalty Pharma plc	3.300%	9/2/40	8,175	5,903
	Royalty Pharma plc	3.550%	9/2/50	15,505	10,416
	Royalty Pharma plc	3.350%	9/2/51	10,928	6,986
[4]	Rush Obligated Group	3.922%	11/15/29	2,875	2,728
	Sanofi SA	3.625%	6/19/28	10,775	10,322
[4]	Seattle Children's Hospital	2.719%	10/1/50	5,000	3,186
[4]	Sharp HealthCare	2.680%	8/1/50	3,000	1,904
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	18,636	17,870
	Smith & Nephew plc	5.150%	3/20/27	2,750	2,741
	Smith & Nephew plc	2.032%	10/14/30	9,235	7,628
	Smith & Nephew plc	5.400%	3/20/34	9,450	9,306
[7]	Solventum Corp.	5.450%	2/25/27	15,000	14,989
[7]	Solventum Corp.	5.400%	3/1/29	3,573	3,562
[7]	Solventum Corp.	5.450%	3/13/31	11,150	11,012
[7]	Solventum Corp.	5.600%	3/23/34	18,675	18,329
[4]	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,476
	SSM Health Care Corp.	4.894%	6/1/28	5,550	5,520
[4]	Stanford Health Care	3.795%	11/15/48	5,075	4,049
	Stanford Health Care	3.027%	8/15/51	5,000	3,402
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	5,836
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	15,800	11,486
	Stryker Corp.	3.375%	11/1/25	6,265	6,098
	Stryker Corp.	3.500%	3/15/26	13,747	13,347
	Stryker Corp.	3.650%	3/7/28	5,300	5,048
	Stryker Corp.	1.950%	6/15/30	4,350	3,663
86

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stryker Corp.	4.100%	4/1/43	4,225	3,483
	Stryker Corp.	4.375%	5/15/44	7,580	6,502
	Stryker Corp.	4.625%	3/15/46	15,404	13,545
	Stryker Corp.	2.900%	6/15/50	7,314	4,789
[4]	Sutter Health	1.321%	8/15/25	3,035	2,898
[4]	Sutter Health	3.695%	8/15/28	3,025	2,874
[4]	Sutter Health	2.294%	8/15/30	6,325	5,428
	Sutter Health	5.164%	8/15/33	4,200	4,215
[4]	Sutter Health	3.161%	8/15/40	4,125	3,120
[4]	Sutter Health	4.091%	8/15/48	4,400	3,625
[4]	Sutter Health	3.361%	8/15/50	6,275	4,492
	Sutter Health	5.547%	8/15/53	8,675	8,886
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	33,547
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	32,382	27,323
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	19,000	13,756
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	24,425	16,163
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,579	8,674
	Texas Health Resources	2.328%	11/15/50	3,704	2,171
[4]	Texas Health Resources	4.330%	11/15/55	925	790
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	6,500	6,485
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	20,500	20,477
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,000	3,983
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,000	6,175
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	13,950	13,977
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,406	5,729
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	10,000	10,008
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	35,365	28,953
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	2,000	1,983
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	11,000	10,964
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	31,000	22,058
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	6,500	6,490
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	4,286
	Toledo Hospital	5.750%	11/15/38	3,850	3,848
[4]	Trinity Health Corp.	2.632%	12/1/40	2,500	1,765
	Trinity Health Corp.	4.125%	12/1/45	10,120	8,526
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	40,493
	UnitedHealth Group Inc.	5.150%	10/15/25	3,000	2,997
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	10,907
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	12,435
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	25,250
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	1,860
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	12,539
	UnitedHealth Group Inc.	4.600%	4/15/27	6,400	6,347
	UnitedHealth Group Inc.	3.700%	5/15/27	6,400	6,192
	UnitedHealth Group Inc.	5.250%	2/15/28	5,000	5,065
	UnitedHealth Group Inc.	3.850%	6/15/28	16,000	15,380
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,186
	UnitedHealth Group Inc.	4.250%	1/15/29	23,297	22,695
	UnitedHealth Group Inc.	4.700%	4/15/29	4,730	4,693
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	16,296
	UnitedHealth Group Inc.	5.300%	2/15/30	10,265	10,447
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	18,794
	UnitedHealth Group Inc.	4.900%	4/15/31	11,400	11,292
	UnitedHealth Group Inc.	2.300%	5/15/31	29,625	24,879
	UnitedHealth Group Inc.	5.350%	2/15/33	35,710	36,176
	UnitedHealth Group Inc.	4.500%	4/15/33	15,000	14,332
	UnitedHealth Group Inc.	5.000%	4/15/34	17,280	17,050
	UnitedHealth Group Inc.	4.625%	7/15/35	11,749	11,260
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	4,180
	UnitedHealth Group Inc.	6.500%	6/15/37	2,585	2,837
	UnitedHealth Group Inc.	6.625%	11/15/37	10,100	11,171
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	15,849
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	14,141
	UnitedHealth Group Inc.	2.750%	5/15/40	10,110	7,270
	UnitedHealth Group Inc.	5.950%	2/15/41	3,700	3,866
	UnitedHealth Group Inc.	3.050%	5/15/41	14,000	10,347
	UnitedHealth Group Inc.	4.625%	11/15/41	8,742	7,899
	UnitedHealth Group Inc.	4.375%	3/15/42	7,775	6,832
	UnitedHealth Group Inc.	3.950%	10/15/42	5,900	4,838
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	9,101
87

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.750%	7/15/45	19,738	17,888
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	20,560
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	9,929
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	2,942
	UnitedHealth Group Inc.	4.250%	6/15/48	27,182	22,476
	UnitedHealth Group Inc.	4.450%	12/15/48	5,075	4,337
	UnitedHealth Group Inc.	3.700%	8/15/49	11,000	8,267
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	6,201
	UnitedHealth Group Inc.	3.250%	5/15/51	21,358	14,667
	UnitedHealth Group Inc.	4.750%	5/15/52	21,005	18,600
	UnitedHealth Group Inc.	5.875%	2/15/53	22,765	23,647
	UnitedHealth Group Inc.	5.050%	4/15/53	20,814	19,306
	UnitedHealth Group Inc.	5.375%	4/15/54	20,090	19,512
	UnitedHealth Group Inc.	3.875%	8/15/59	14,431	10,698
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	7,259
	UnitedHealth Group Inc.	4.950%	5/15/62	12,920	11,505
	UnitedHealth Group Inc.	6.050%	2/15/63	20,265	21,318
	UnitedHealth Group Inc.	5.200%	4/15/63	14,400	13,368
	UnitedHealth Group Inc.	5.500%	4/15/64	12,640	12,259
	Universal Health Services Inc.	2.650%	10/15/30	9,524	8,119
	UPMC	5.035%	5/15/33	6,000	5,874
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	18,530
	Utah Acquisition Sub Inc.	5.250%	6/15/46	9,450	7,780
	Viatris Inc.	2.300%	6/22/27	14,000	12,786
	Viatris Inc.	2.700%	6/22/30	12,000	10,195
	Viatris Inc.	3.850%	6/22/40	10,100	7,372
	Viatris Inc.	4.000%	6/22/50	17,058	11,495
[4]	WakeMed	3.286%	10/1/52	2,375	1,664
[4]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	2,572
[4]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	2,602
[4]	Willis-Knighton Medical Center	3.065%	3/1/51	8,400	5,484
	Wyeth LLC	6.500%	2/1/34	9,080	9,968
	Wyeth LLC	6.000%	2/15/36	6,845	7,276
	Wyeth LLC	5.950%	4/1/37	12,010	12,646
[4]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	2,453
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	7,000	6,755
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	5,000	5,029
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	17,795	14,874
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	4,250	4,273
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	3,815	3,202
	Zoetis Inc.	4.500%	11/13/25	8,925	8,820
	Zoetis Inc.	3.000%	9/12/27	11,040	10,357
	Zoetis Inc.	3.900%	8/20/28	4,950	4,724
	Zoetis Inc.	2.000%	5/15/30	6,850	5,770
	Zoetis Inc.	5.600%	11/16/32	8,000	8,186
	Zoetis Inc.	4.700%	2/1/43	7,540	6,720
	Zoetis Inc.	3.950%	9/12/47	6,556	5,118
	Zoetis Inc.	4.450%	8/20/48	7,200	6,134
	Zoetis Inc.	3.000%	5/15/50	6,775	4,418
					8,642,768
Industrials (1.9%)
[4]	3M Co.	2.250%	9/19/26	21,512	20,181
[4]	3M Co.	3.625%	9/14/28	9,136	8,645
[4]	3M Co.	3.375%	3/1/29	8,725	8,095
	3M Co.	2.375%	8/26/29	18,045	15,768
	3M Co.	3.050%	4/15/30	5,000	4,486
[4]	3M Co.	3.875%	6/15/44	1,000	771
[4]	3M Co.	3.125%	9/19/46	11,425	7,686
[4]	3M Co.	3.625%	10/15/47	8,625	6,239
[4]	3M Co.	4.000%	9/14/48	5,050	4,011
	3M Co.	3.250%	8/26/49	13,500	9,151
	3M Co.	3.700%	4/15/50	965	701
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,214
	AGCO Corp.	5.450%	3/21/27	4,585	4,595
	AGCO Corp.	5.800%	3/21/34	8,025	7,990
	Allegion plc	3.500%	10/1/29	3,455	3,186
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,933
	Allegion US Holding Co. Inc.	5.411%	7/1/32	8,668	8,653
[4]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	2,473	2,361
88

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	20,223	17,255
[4]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	652	618
[4]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,026	1,914
[4]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,495	3,241
[4]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,539	4,175
[4]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,855	1,751
[4]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,714	3,419
[4]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,525	2,251
	Amphenol Corp.	4.750%	3/30/26	2,712	2,689
	Amphenol Corp.	5.050%	4/5/27	4,100	4,097
	Amphenol Corp.	5.050%	4/5/29	6,900	6,921
	Amphenol Corp.	4.350%	6/1/29	4,000	3,879
	Amphenol Corp.	2.800%	2/15/30	2,405	2,141
	Amphenol Corp.	2.200%	9/15/31	4,000	3,284
	Amphenol Corp.	5.250%	4/5/34	6,960	6,941
	Boeing Co.	2.750%	2/1/26	6,000	5,698
	Boeing Co.	2.196%	2/4/26	58,600	55,120
	Boeing Co.	3.100%	5/1/26	8,375	7,946
	Boeing Co.	2.250%	6/15/26	7,995	7,446
	Boeing Co.	2.700%	2/1/27	7,965	7,345
	Boeing Co.	2.800%	3/1/27	18,461	16,975
	Boeing Co.	5.040%	5/1/27	20,800	20,344
[7]	Boeing Co.	6.259%	5/1/27	11,430	11,513
	Boeing Co.	3.250%	2/1/28	20,758	19,010
	Boeing Co.	3.250%	3/1/28	2,926	2,666
[7]	Boeing Co.	6.298%	5/1/29	17,120	17,360
	Boeing Co.	2.950%	2/1/30	16,251	13,925
	Boeing Co.	5.150%	5/1/30	60,745	58,319
	Boeing Co.	3.625%	2/1/31	13,475	11,793
[7]	Boeing Co.	6.388%	5/1/31	11,430	11,635
	Boeing Co.	6.125%	2/15/33	5,775	5,757
	Boeing Co.	3.600%	5/1/34	18,041	14,512
[7]	Boeing Co.	6.528%	5/1/34	28,575	29,254
	Boeing Co.	3.250%	2/1/35	8,725	6,665
	Boeing Co.	6.625%	2/15/38	1,000	1,022
	Boeing Co.	3.550%	3/1/38	2,322	1,682
	Boeing Co.	3.500%	3/1/39	3,718	2,638
	Boeing Co.	6.875%	3/15/39	5,430	5,617
	Boeing Co.	5.875%	2/15/40	6,105	5,719
	Boeing Co.	5.705%	5/1/40	32,635	30,134
	Boeing Co.	3.375%	6/15/46	7,000	4,460
	Boeing Co.	3.650%	3/1/47	4,324	2,816
	Boeing Co.	3.850%	11/1/48	3,903	2,604
	Boeing Co.	3.900%	5/1/49	21,944	14,745
	Boeing Co.	3.750%	2/1/50	12,400	8,136
	Boeing Co.	5.805%	5/1/50	58,816	53,103
[7]	Boeing Co.	6.858%	5/1/54	28,650	29,374
	Boeing Co.	3.825%	3/1/59	3,300	2,088
	Boeing Co.	3.950%	8/1/59	3,000	1,911
	Boeing Co.	5.930%	5/1/60	42,785	38,278
[7]	Boeing Co.	7.008%	5/1/64	18,145	18,583
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,137
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	4,236
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	13,438
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	1,784
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	11,275	11,573
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	5,314
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	9,225	9,111
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,680	4,397
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	6,384
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	15,395	13,406
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	14,803	12,958
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	9,337	8,927
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	16,948
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	5,543
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	16,741	13,865
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,722	7,811
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	7,108
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	2,559
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	17,395	14,051
89

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	19,679	16,064
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	6,675
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,325	7,889
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,435	5,331
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	10,537	8,974
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	27,845	26,737
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	8,465	8,490
	Canadian National Railway Co.	2.750%	3/1/26	1,800	1,734
	Canadian National Railway Co.	6.900%	7/15/28	300	322
	Canadian National Railway Co.	3.850%	8/5/32	2,000	1,846
	Canadian National Railway Co.	5.850%	11/1/33	5,825	6,155
	Canadian National Railway Co.	6.250%	8/1/34	1,370	1,490
	Canadian National Railway Co.	6.200%	6/1/36	5,425	5,883
	Canadian National Railway Co.	6.375%	11/15/37	145	159
	Canadian National Railway Co.	3.200%	8/2/46	12,400	8,938
	Canadian National Railway Co.	3.650%	2/3/48	2,785	2,145
	Canadian National Railway Co.	4.450%	1/20/49	860	754
	Canadian National Railway Co.	2.450%	5/1/50	16,661	9,968
	Canadian National Railway Co.	4.400%	8/5/52	10,050	8,632
	Canadian National Railway Co.	6.125%	11/1/53	5,000	5,537
	Canadian Pacific Railway Co.	1.750%	12/2/26	3,500	3,229
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	3,860
	Canadian Pacific Railway Co.	2.875%	11/15/29	4,000	3,584
	Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	10,774
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,431	1,591
	Canadian Pacific Railway Co.	2.450%	12/2/31	18,570	16,874
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	2,753
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	12,268
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,585	10,876
	Canadian Pacific Railway Co.	4.300%	5/15/43	4,140	3,529
	Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	5,484
	Canadian Pacific Railway Co.	4.950%	8/15/45	10,525	9,599
	Canadian Pacific Railway Co.	4.700%	5/1/48	5,730	4,968
	Canadian Pacific Railway Co.	3.500%	5/1/50	8,745	6,301
	Canadian Pacific Railway Co.	3.100%	12/2/51	29,085	19,326
	Canadian Pacific Railway Co.	4.200%	11/15/69	7,136	5,427
	Canadian Pacific Railway Co.	6.125%	9/15/15	8,100	8,248
	Carrier Global Corp.	2.493%	2/15/27	11,725	10,979
	Carrier Global Corp.	2.722%	2/15/30	32,834	28,999
	Carrier Global Corp.	2.700%	2/15/31	4,517	3,885
	Carrier Global Corp.	5.900%	3/15/34	11,862	12,388
	Carrier Global Corp.	3.377%	4/5/40	21,210	16,425
	Carrier Global Corp.	3.577%	4/5/50	38,825	28,196
	Carrier Global Corp.	6.200%	3/15/54	11,000	11,801
	Caterpillar Financial Services Corp.	5.150%	8/11/25	8,000	7,986
[4]	Caterpillar Financial Services Corp.	3.650%	8/12/25	7,500	7,366
[4]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	15,975
	Caterpillar Financial Services Corp.	5.050%	2/27/26	9,000	9,000
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	9,421
[4]	Caterpillar Financial Services Corp.	4.350%	5/15/26	12,000	11,838
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	6,439
[4]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,676
[4]	Caterpillar Financial Services Corp.	1.700%	1/8/27	5,300	4,894
[4]	Caterpillar Financial Services Corp.	3.600%	8/12/27	7,500	7,217
[4]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,478
	Caterpillar Financial Services Corp.	4.850%	2/27/29	6,700	6,702
	Caterpillar Inc.	2.600%	9/19/29	5,000	4,485
	Caterpillar Inc.	2.600%	4/9/30	19,806	17,586
	Caterpillar Inc.	5.300%	9/15/35	7,100	7,386
	Caterpillar Inc.	6.050%	8/15/36	9,241	10,024
	Caterpillar Inc.	5.200%	5/27/41	15,147	14,779
	Caterpillar Inc.	3.803%	8/15/42	11,854	9,606
	Caterpillar Inc.	4.300%	5/15/44	1,030	894
	Caterpillar Inc.	3.250%	9/19/49	16,942	12,031
	Caterpillar Inc.	3.250%	4/9/50	10,100	7,194
	Caterpillar Inc.	4.750%	5/15/64	2,575	2,273
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,035
	CNH Industrial Capital LLC	5.450%	10/14/25	2,145	2,144
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	9,657
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,311
90

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	4.550%	4/10/28	3,835	3,750
	CNH Industrial Capital LLC	5.500%	1/12/29	5,000	5,051
	CNH Industrial Capital LLC	5.100%	4/20/29	15,325	15,268
[4]	CNH Industrial NV	3.850%	11/15/27	4,500	4,309
	CSX Corp.	3.350%	11/1/25	5,400	5,260
	CSX Corp.	2.600%	11/1/26	6,400	6,051
	CSX Corp.	3.250%	6/1/27	12,250	11,695
	CSX Corp.	3.800%	3/1/28	18,350	17,652
	CSX Corp.	4.250%	3/15/29	15,539	15,085
	CSX Corp.	2.400%	2/15/30	11,965	10,435
	CSX Corp.	4.100%	11/15/32	36,848	34,410
	CSX Corp.	5.200%	11/15/33	7,000	7,016
	CSX Corp.	6.000%	10/1/36	900	951
	CSX Corp.	6.150%	5/1/37	8,600	9,218
	CSX Corp.	6.220%	4/30/40	7,279	7,795
	CSX Corp.	5.500%	4/15/41	5,700	5,672
	CSX Corp.	4.750%	5/30/42	3,290	2,985
	CSX Corp.	4.100%	3/15/44	8,325	6,840
	CSX Corp.	3.800%	11/1/46	5,240	4,063
	CSX Corp.	4.300%	3/1/48	9,325	7,779
	CSX Corp.	4.750%	11/15/48	5,500	4,902
	CSX Corp.	4.500%	3/15/49	16,133	13,816
	CSX Corp.	3.350%	9/15/49	1,000	703
	CSX Corp.	3.800%	4/15/50	2,080	1,588
	CSX Corp.	2.500%	5/15/51	17,500	10,304
	CSX Corp.	4.500%	11/15/52	5,400	4,622
	CSX Corp.	4.500%	8/1/54	1,300	1,102
	CSX Corp.	4.250%	11/1/66	6,625	5,154
	CSX Corp.	4.650%	3/1/68	3,145	2,639
	Cummins Inc.	0.750%	9/1/25	2,500	2,374
	Cummins Inc.	4.900%	2/20/29	8,500	8,487
	Cummins Inc.	1.500%	9/1/30	5,100	4,183
	Cummins Inc.	5.150%	2/20/34	7,000	7,010
	Cummins Inc.	4.875%	10/1/43	7,390	6,773
	Cummins Inc.	2.600%	9/1/50	4,050	2,459
	Cummins Inc.	5.450%	2/20/54	14,000	13,722
	Deere & Co.	5.375%	10/16/29	6,170	6,324
	Deere & Co.	3.100%	4/15/30	12,838	11,669
	Deere & Co.	3.900%	6/9/42	7,237	6,041
	Deere & Co.	2.875%	9/7/49	2,500	1,675
	Deere & Co.	3.750%	4/15/50	9,226	7,236
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,073
[4]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,087	5,533
	Dover Corp.	3.150%	11/15/25	5,900	5,717
	Dover Corp.	2.950%	11/4/29	2,600	2,349
	Dover Corp.	5.375%	10/15/35	300	303
	Dover Corp.	5.375%	3/1/41	2,220	2,166
	Eaton Corp.	3.103%	9/15/27	7,765	7,328
	Eaton Corp.	4.350%	5/18/28	5,000	4,901
	Eaton Corp.	4.000%	11/2/32	15,729	14,658
	Eaton Corp.	4.150%	3/15/33	27,302	25,575
	Eaton Corp.	4.150%	11/2/42	5,511	4,687
	Eaton Corp.	3.915%	9/15/47	1,950	1,557
	Eaton Corp.	4.700%	8/23/52	10,751	9,727
	Emerson Electric Co.	0.875%	10/15/26	12,820	11,697
	Emerson Electric Co.	1.800%	10/15/27	9,550	8,694
	Emerson Electric Co.	2.000%	12/21/28	7,800	6,919
	Emerson Electric Co.	1.950%	10/15/30	4,250	3,591
	Emerson Electric Co.	2.200%	12/21/31	11,000	9,162
	Emerson Electric Co.	5.250%	11/15/39	440	440
	Emerson Electric Co.	2.750%	10/15/50	6,175	3,940
	Emerson Electric Co.	2.800%	12/21/51	36,900	23,192
	FedEx Corp.	3.250%	4/1/26	7,759	7,499
	FedEx Corp.	3.400%	2/15/28	5,000	4,732
	FedEx Corp.	3.100%	8/5/29	16,125	14,760
	FedEx Corp.	4.250%	5/15/30	13,550	13,008
	FedEx Corp.	2.400%	5/15/31	6,700	5,677
	FedEx Corp.	4.900%	1/15/34	1,700	1,659
	FedEx Corp.	3.900%	2/1/35	4,100	3,637
	FedEx Corp.	3.250%	5/15/41	6,700	4,909
91

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	3.875%	8/1/42	275	215
	FedEx Corp.	4.100%	4/15/43	4,775	3,834
	FedEx Corp.	5.100%	1/15/44	8,107	7,405
	FedEx Corp.	4.100%	2/1/45	5,000	3,930
	FedEx Corp.	4.750%	11/15/45	13,900	11,963
	FedEx Corp.	4.550%	4/1/46	16,199	13,505
	FedEx Corp.	4.400%	1/15/47	9,400	7,654
	FedEx Corp.	4.050%	2/15/48	13,000	10,110
	FedEx Corp.	4.950%	10/17/48	9,578	8,474
	FedEx Corp.	5.250%	5/15/50	14,781	13,784
[4]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	17,517	14,532
	Flowserve Corp.	3.500%	10/1/30	3,920	3,485
	Fortive Corp.	3.150%	6/15/26	7,547	7,238
	Fortive Corp.	4.300%	6/15/46	6,250	5,200
	GE Capital Funding LLC	4.550%	5/15/32	1,099	1,048
	General Dynamics Corp.	2.125%	8/15/26	8,000	7,528
	General Dynamics Corp.	3.500%	4/1/27	3,815	3,673
	General Dynamics Corp.	2.625%	11/15/27	10,440	9,706
	General Dynamics Corp.	3.750%	5/15/28	7,135	6,866
	General Dynamics Corp.	3.625%	4/1/30	11,994	11,243
	General Dynamics Corp.	2.250%	6/1/31	7,500	6,340
	General Dynamics Corp.	4.250%	4/1/40	14,400	12,630
	General Dynamics Corp.	3.600%	11/15/42	537	423
[4]	General Electric Co.	5.875%	1/14/38	24,000	24,663
[4]	General Electric Co.	6.875%	1/10/39	5,000	5,654
	General Electric Co.	4.350%	5/1/50	4,948	4,210
	HEICO Corp.	5.250%	8/1/28	6,594	6,608
	HEICO Corp.	5.350%	8/1/33	7,000	6,936
	Honeywell International Inc.	2.500%	11/1/26	14,375	13,587
	Honeywell International Inc.	1.100%	3/1/27	16,514	14,972
	Honeywell International Inc.	4.950%	2/15/28	29,107	29,324
	Honeywell International Inc.	4.250%	1/15/29	8,000	7,826
	Honeywell International Inc.	2.700%	8/15/29	4,901	4,435
	Honeywell International Inc.	4.875%	9/1/29	11,000	11,014
	Honeywell International Inc.	1.950%	6/1/30	8,303	7,077
	Honeywell International Inc.	1.750%	9/1/31	26,000	21,073
	Honeywell International Inc.	4.950%	9/1/31	10,000	10,008
	Honeywell International Inc.	5.000%	2/15/33	19,465	19,460
	Honeywell International Inc.	4.500%	1/15/34	20,500	19,679
	Honeywell International Inc.	5.000%	3/1/35	7,500	7,435
	Honeywell International Inc.	5.700%	3/15/36	4,705	4,943
	Honeywell International Inc.	5.700%	3/15/37	4,945	5,131
	Honeywell International Inc.	5.375%	3/1/41	11,990	11,919
	Honeywell International Inc.	3.812%	11/21/47	2,500	1,960
	Honeywell International Inc.	5.250%	3/1/54	25,120	24,381
	Honeywell International Inc.	5.350%	3/1/64	5,980	5,800
	Howmet Aerospace Inc.	5.950%	2/1/37	7,000	7,187
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,338
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	4,665
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	6,682
	IDEX Corp.	3.000%	5/1/30	2,995	2,644
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	13,842
	Illinois Tool Works Inc.	4.875%	9/15/41	350	332
	Illinois Tool Works Inc.	3.900%	9/1/42	25,803	21,512
	Ingersoll Rand Inc.	5.197%	6/15/27	9,325	9,349
	Ingersoll Rand Inc.	5.400%	8/14/28	1,000	1,009
	Ingersoll Rand Inc.	5.176%	6/15/29	8,730	8,729
	Ingersoll Rand Inc.	5.314%	6/15/31	5,820	5,849
	Ingersoll Rand Inc.	5.700%	8/14/33	11,020	11,276
	Ingersoll Rand Inc.	5.450%	6/15/34	8,600	8,670
	Ingersoll Rand Inc.	5.700%	6/15/54	16,985	17,103
	Jacobs Engineering Group Inc.	6.350%	8/18/28	4,500	4,643
	Jacobs Engineering Group Inc.	5.900%	3/1/33	1,903	1,906
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	9,282
[4]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	3,758	3,516
[4]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	7,927	6,838
[4]	John Deere Capital Corp.	4.050%	9/8/25	3,000	2,959
	John Deere Capital Corp.	5.300%	9/8/25	9,475	9,482
[4]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,712
[4]	John Deere Capital Corp.	4.800%	1/9/26	2,500	2,484
92

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	John Deere Capital Corp.	0.700%	1/15/26	10,000	9,348
[4]	John Deere Capital Corp.	5.050%	3/3/26	6,000	6,003
[4]	John Deere Capital Corp.	4.950%	3/6/26	18,000	17,969
[4]	John Deere Capital Corp.	4.750%	6/8/26	5,500	5,466
[4]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,014
[4]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,370
[4]	John Deere Capital Corp.	5.150%	9/8/26	5,000	5,006
[4]	John Deere Capital Corp.	2.250%	9/14/26	8,386	7,891
[4]	John Deere Capital Corp.	1.700%	1/11/27	12,500	11,526
[4]	John Deere Capital Corp.	4.850%	3/5/27	18,000	17,936
[4]	John Deere Capital Corp.	2.350%	3/8/27	5,000	4,676
[4]	John Deere Capital Corp.	1.750%	3/9/27	12,261	11,264
[4]	John Deere Capital Corp.	4.900%	6/11/27	6,905	6,889
[4]	John Deere Capital Corp.	2.800%	9/8/27	8,100	7,578
[4]	John Deere Capital Corp.	4.150%	9/15/27	8,475	8,287
[4]	John Deere Capital Corp.	3.050%	1/6/28	7,700	7,271
[4]	John Deere Capital Corp.	4.750%	1/20/28	14,337	14,276
[4]	John Deere Capital Corp.	4.900%	3/3/28	20,040	20,039
[4]	John Deere Capital Corp.	1.500%	3/6/28	5,500	4,869
[4]	John Deere Capital Corp.	4.950%	7/14/28	19,111	19,131
	John Deere Capital Corp.	4.500%	1/16/29	5,669	5,571
[4]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,214
[4]	John Deere Capital Corp.	4.850%	6/11/29	5,833	5,814
[4]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,052
[4]	John Deere Capital Corp.	4.850%	10/11/29	14,500	14,487
[4]	John Deere Capital Corp.	2.450%	1/9/30	8,380	7,402
[4]	John Deere Capital Corp.	4.700%	6/10/30	11,500	11,389
	John Deere Capital Corp.	1.450%	1/15/31	9,200	7,469
[4]	John Deere Capital Corp.	4.900%	3/7/31	23,000	22,879
[4]	John Deere Capital Corp.	4.350%	9/15/32	8,000	7,646
[4]	John Deere Capital Corp.	5.150%	9/8/33	19,500	19,547
[4]	John Deere Capital Corp.	5.100%	4/11/34	11,500	11,465
[4]	John Deere Capital Corp.	5.050%	6/12/34	10,950	10,873
[4]	Johnson Controls International plc	3.900%	2/14/26	20,563	20,060
	Johnson Controls International plc	1.750%	9/15/30	9,575	7,900
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,233
	Johnson Controls International plc	4.900%	12/1/32	2,000	1,951
[4]	Johnson Controls International plc	6.000%	1/15/36	954	991
[4]	Johnson Controls International plc	4.625%	7/2/44	7,850	6,764
	Johnson Controls International plc	4.500%	2/15/47	5,495	4,583
[4]	Johnson Controls International plc	4.950%	7/2/64	5,758	4,973
	Kennametal Inc.	4.625%	6/15/28	6,620	6,460
	Keysight Technologies Inc.	4.600%	4/6/27	10,600	10,403
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	4,232
	Kirby Corp.	4.200%	3/1/28	9,217	8,897
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,317
	L3Harris Technologies Inc.	5.400%	1/15/27	13,143	13,194
[4]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	9,329
	L3Harris Technologies Inc.	5.050%	6/1/29	12,700	12,615
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	5,022
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	15,592
	L3Harris Technologies Inc.	5.250%	6/1/31	12,200	12,154
	L3Harris Technologies Inc.	5.400%	7/31/33	16,750	16,693
	L3Harris Technologies Inc.	5.350%	6/1/34	13,300	13,203
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	3,180
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	5,515
	L3Harris Technologies Inc.	5.600%	7/31/53	6,135	6,079
	Lennox International Inc.	1.350%	8/1/25	7,366	7,030
	Lennox International Inc.	1.700%	8/1/27	2,300	2,068
	Lennox International Inc.	5.500%	9/15/28	5,500	5,560
	LKQ Corp.	6.250%	6/15/33	5,000	5,139
	Lockheed Martin Corp.	4.950%	10/15/25	1,000	997
	Lockheed Martin Corp.	3.550%	1/15/26	9,373	9,145
	Lockheed Martin Corp.	5.100%	11/15/27	13,483	13,576
	Lockheed Martin Corp.	4.450%	5/15/28	5,500	5,415
	Lockheed Martin Corp.	4.500%	2/15/29	5,000	4,922
	Lockheed Martin Corp.	3.900%	6/15/32	3,230	3,012
	Lockheed Martin Corp.	5.250%	1/15/33	20,000	20,336
	Lockheed Martin Corp.	4.750%	2/15/34	19,100	18,593
	Lockheed Martin Corp.	4.800%	8/15/34	7,000	6,833
93

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	10,725
	Lockheed Martin Corp.	4.500%	5/15/36	3,525	3,308
[4]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	12,683
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	3,489
	Lockheed Martin Corp.	4.070%	12/15/42	19,965	16,791
	Lockheed Martin Corp.	3.800%	3/1/45	21,365	16,995
	Lockheed Martin Corp.	4.700%	5/15/46	14,833	13,350
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	11,118
	Lockheed Martin Corp.	4.150%	6/15/53	14,791	11,958
	Lockheed Martin Corp.	5.700%	11/15/54	10,060	10,343
	Lockheed Martin Corp.	5.200%	2/15/55	11,168	10,687
	Lockheed Martin Corp.	4.300%	6/15/62	2,025	1,639
	Lockheed Martin Corp.	5.900%	11/15/63	16,950	17,816
	Lockheed Martin Corp.	5.200%	2/15/64	2,500	2,364
	MasTec Inc.	5.900%	6/15/29	5,900	5,928
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	9,000	9,020
[4]	Nature Conservancy	3.957%	3/1/52	4,350	3,553
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,459
	Norfolk Southern Corp.	2.900%	6/15/26	6,905	6,597
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,443
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	4,548
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	7,714
	Norfolk Southern Corp.	2.550%	11/1/29	13,009	11,459
	Norfolk Southern Corp.	5.050%	8/1/30	10,000	9,976
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,201
	Norfolk Southern Corp.	3.000%	3/15/32	6,250	5,387
	Norfolk Southern Corp.	5.550%	3/15/34	10,000	10,195
	Norfolk Southern Corp.	4.837%	10/1/41	12,098	11,039
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	2,505
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	5,624
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	7,986
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	890
	Norfolk Southern Corp.	4.150%	2/28/48	1,400	1,114
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	3,189
	Norfolk Southern Corp.	3.400%	11/1/49	2,500	1,749
	Norfolk Southern Corp.	3.050%	5/15/50	21,525	14,014
	Norfolk Southern Corp.	4.050%	8/15/52	8,222	6,336
	Norfolk Southern Corp.	3.700%	3/15/53	1,429	1,030
	Norfolk Southern Corp.	4.550%	6/1/53	5,300	4,441
	Norfolk Southern Corp.	5.350%	8/1/54	11,375	10,840
	Norfolk Southern Corp.	3.155%	5/15/55	17,192	10,899
	Norfolk Southern Corp.	5.950%	3/15/64	15,000	15,299
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	5,506
	Northrop Grumman Corp.	3.250%	1/15/28	22,349	21,046
	Northrop Grumman Corp.	4.600%	2/1/29	7,000	6,871
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	9,481
	Northrop Grumman Corp.	4.700%	3/15/33	21,000	20,270
	Northrop Grumman Corp.	4.900%	6/1/34	5,150	5,009
	Northrop Grumman Corp.	5.150%	5/1/40	12,330	11,792
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	9,056
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	8,864
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	4,124
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	26,008
	Northrop Grumman Corp.	5.250%	5/1/50	395	375
	Northrop Grumman Corp.	4.950%	3/15/53	11,755	10,595
	Northrop Grumman Corp.	5.200%	6/1/54	7,000	6,551
	nVent Finance Sarl	4.550%	4/15/28	3,850	3,742
	nVent Finance Sarl	5.650%	5/15/33	5,500	5,482
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,182
	Oshkosh Corp.	3.100%	3/1/30	600	529
	Otis Worldwide Corp.	2.293%	4/5/27	20,778	19,262
	Otis Worldwide Corp.	5.250%	8/16/28	8,000	8,041
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	36,744
	Otis Worldwide Corp.	3.112%	2/15/40	14,798	11,001
	Otis Worldwide Corp.	3.362%	2/15/50	9,255	6,510
[4]	PACCAR Financial Corp.	3.550%	8/11/25	10,000	9,820
[4]	PACCAR Financial Corp.	4.450%	3/30/26	4,090	4,051
[4]	PACCAR Financial Corp.	1.100%	5/11/26	10,000	9,301
[4]	PACCAR Financial Corp.	5.050%	8/10/26	2,800	2,798
	PACCAR Financial Corp.	5.000%	5/13/27	4,375	4,387
94

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	PACCAR Financial Corp.	4.950%	8/10/28	2,800	2,804
[4]	PACCAR Financial Corp.	4.600%	1/31/29	8,500	8,403
[4]	PACCAR Financial Corp.	5.000%	3/22/34	5,000	4,979
	Parker-Hannifin Corp.	3.250%	3/1/27	15,060	14,369
	Parker-Hannifin Corp.	4.250%	9/15/27	22,261	21,698
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	6,312
	Parker-Hannifin Corp.	4.500%	9/15/29	10,000	9,744
[4]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	4,201
[4]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	4,336
[4]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	4,147
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	4,648
	Parker-Hannifin Corp.	4.000%	6/14/49	11,907	9,296
	Precision Castparts Corp.	3.900%	1/15/43	6,650	5,509
	Precision Castparts Corp.	4.375%	6/15/45	3,512	3,094
	Regal Rexnord Corp.	6.050%	2/15/26	4,500	4,520
	Regal Rexnord Corp.	6.050%	4/15/28	13,000	13,155
[4]	Regal Rexnord Corp.	6.300%	2/15/30	11,450	11,690
	Regal Rexnord Corp.	6.400%	4/15/33	13,015	13,360
	Republic Services Inc.	0.875%	11/15/25	5,000	4,701
	Republic Services Inc.	2.900%	7/1/26	12,225	11,686
	Republic Services Inc.	3.375%	11/15/27	75	71
	Republic Services Inc.	4.875%	4/1/29	2,000	1,984
	Republic Services Inc.	5.000%	11/15/29	7,495	7,466
	Republic Services Inc.	2.300%	3/1/30	9,075	7,840
	Republic Services Inc.	1.450%	2/15/31	18,500	14,661
	Republic Services Inc.	1.750%	2/15/32	13,925	10,940
	Republic Services Inc.	5.000%	4/1/34	13,300	13,019
	Republic Services Inc.	6.200%	3/1/40	3,790	4,021
	Republic Services Inc.	3.050%	3/1/50	3,917	2,604
	Rockwell Automation Inc.	3.500%	3/1/29	3,088	2,916
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,090
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	4,307
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,091
	RTX Corp.	3.950%	8/16/25	10,518	10,340
	RTX Corp.	5.000%	2/27/26	2,000	1,990
	RTX Corp.	5.750%	11/8/26	11,500	11,623
	RTX Corp.	3.500%	3/15/27	25,665	24,603
	RTX Corp.	3.125%	5/4/27	15,919	15,096
	RTX Corp.	7.200%	8/15/27	1,010	1,074
	RTX Corp.	4.125%	11/16/28	47,193	45,451
	RTX Corp.	5.750%	1/15/29	2,690	2,761
	RTX Corp.	2.250%	7/1/30	11,625	9,920
	RTX Corp.	1.900%	9/1/31	10,600	8,503
	RTX Corp.	2.375%	3/15/32	5,680	4,654
	RTX Corp.	5.150%	2/27/33	23,250	23,005
	RTX Corp.	6.100%	3/15/34	18,614	19,601
	RTX Corp.	5.400%	5/1/35	3,225	3,234
	RTX Corp.	6.050%	6/1/36	7,390	7,724
	RTX Corp.	6.125%	7/15/38	4,375	4,589
	RTX Corp.	4.450%	11/16/38	10,481	9,275
	RTX Corp.	4.875%	10/15/40	450	410
	RTX Corp.	4.700%	12/15/41	7,075	6,263
	RTX Corp.	4.500%	6/1/42	34,798	30,191
	RTX Corp.	4.800%	12/15/43	2,325	2,065
	RTX Corp.	4.150%	5/15/45	8,650	6,984
	RTX Corp.	3.750%	11/1/46	14,194	10,627
	RTX Corp.	4.350%	4/15/47	10,625	8,749
	RTX Corp.	4.050%	5/4/47	13,950	10,967
	RTX Corp.	4.625%	11/16/48	8,000	6,867
	RTX Corp.	3.125%	7/1/50	11,400	7,488
	RTX Corp.	2.820%	9/1/51	9,825	5,978
	RTX Corp.	3.030%	3/15/52	18,600	11,861
	RTX Corp.	5.375%	2/27/53	30,750	29,200
	RTX Corp.	6.400%	3/15/54	21,483	23,442
[4]	Ryder System Inc.	1.750%	9/1/26	2,175	2,013
[4]	Ryder System Inc.	2.900%	12/1/26	11,185	10,569
[4]	Ryder System Inc.	2.850%	3/1/27	1,230	1,159
[4]	Ryder System Inc.	5.300%	3/15/27	7,500	7,506
[4]	Ryder System Inc.	5.650%	3/1/28	5,300	5,375
[4]	Ryder System Inc.	5.250%	6/1/28	8,160	8,177
95

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ryder System Inc.	6.300%	12/1/28	3,000	3,124
[4]	Ryder System Inc.	5.375%	3/15/29	13,975	14,031
[4]	Ryder System Inc.	5.500%	6/1/29	3,430	3,465
	Ryder System Inc.	6.600%	12/1/33	8,000	8,540
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,285
	Southwest Airlines Co.	5.125%	6/15/27	21,646	21,542
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,491
	Southwest Airlines Co.	2.625%	2/10/30	6,000	5,197
	Teledyne Technologies Inc.	1.600%	4/1/26	1,600	1,496
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	8,091
	Teledyne Technologies Inc.	2.750%	4/1/31	15,500	13,253
	Textron Inc.	4.000%	3/15/26	6,200	6,057
	Textron Inc.	3.650%	3/15/27	18,682	17,911
	Textron Inc.	3.375%	3/1/28	5,500	5,163
	Textron Inc.	2.450%	3/15/31	3,145	2,630
	Textron Inc.	6.100%	11/15/33	14,500	15,021
	Timken Co.	4.500%	12/15/28	7,320	7,100
	Timken Co.	4.125%	4/1/32	3,628	3,301
	Trane Technologies Financing Ltd.	3.500%	3/21/26	3,170	3,071
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,915	12,263
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,000	6,039
	Trane Technologies Financing Ltd.	5.100%	6/13/34	2,620	2,610
	Trane Technologies Financing Ltd.	4.650%	11/1/44	3,050	2,716
	Trane Technologies Financing Ltd.	4.500%	3/21/49	3,475	2,972
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	9,570
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	730
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,455
	Trimble Inc.	4.900%	6/15/28	4,000	3,947
	Triton Container International Ltd.	3.250%	3/15/32	6,300	5,167
	Tyco Electronics Group SA	4.500%	2/13/26	10,000	9,908
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,027
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,789
	Tyco Electronics Group SA	2.500%	2/4/32	6,000	5,055
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	8,246
	Union Pacific Corp.	3.750%	7/15/25	10,950	10,789
	Union Pacific Corp.	3.250%	8/15/25	4,652	4,546
	Union Pacific Corp.	2.750%	3/1/26	7,208	6,931
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,227
	Union Pacific Corp.	3.000%	4/15/27	19,123	18,166
	Union Pacific Corp.	3.950%	9/10/28	5,000	4,843
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,762
	Union Pacific Corp.	2.400%	2/5/30	4,655	4,073
	Union Pacific Corp.	2.375%	5/20/31	3,682	3,126
	Union Pacific Corp.	2.800%	2/14/32	12,427	10,717
	Union Pacific Corp.	3.375%	2/1/35	4,400	3,757
	Union Pacific Corp.	2.891%	4/6/36	18,429	14,848
	Union Pacific Corp.	3.600%	9/15/37	4,044	3,396
	Union Pacific Corp.	3.200%	5/20/41	20,468	15,460
	Union Pacific Corp.	4.050%	11/15/45	4,000	3,248
	Union Pacific Corp.	3.350%	8/15/46	6,900	4,984
	Union Pacific Corp.	3.250%	2/5/50	20,649	14,387
	Union Pacific Corp.	2.950%	3/10/52	12,000	7,735
	Union Pacific Corp.	4.950%	9/9/52	4,254	3,970
	Union Pacific Corp.	3.500%	2/14/53	18,500	13,260
	Union Pacific Corp.	4.950%	5/15/53	5,000	4,655
	Union Pacific Corp.	3.950%	8/15/59	5,150	3,870
	Union Pacific Corp.	3.839%	3/20/60	16,132	11,864
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,169
	Union Pacific Corp.	2.973%	9/16/62	17,396	10,293
	Union Pacific Corp.	5.150%	1/20/63	4,047	3,732
	Union Pacific Corp.	4.100%	9/15/67	5,726	4,326
	Union Pacific Corp.	3.750%	2/5/70	5,500	3,840
	Union Pacific Corp.	3.799%	4/6/71	21,154	14,889
	Union Pacific Corp.	3.850%	2/14/72	3,500	2,496
[4]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,387	1,365
[4]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	1,913	1,854
[4]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,368	1,320
[4]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	1,643	1,506
[4]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	18,036	18,087
[4]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	16,000	16,243
96

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,560	2,409
[4]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	15,522	14,407
[4]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	2,946	2,684
[4]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	239	221
[4]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,111	1,978
[4]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	3,878	3,355
[4]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	5,090	5,015
	United Parcel Service Inc.	2.400%	11/15/26	14,492	13,654
	United Parcel Service Inc.	3.400%	3/15/29	27,550	25,896
	United Parcel Service Inc.	2.500%	9/1/29	4,450	3,971
	United Parcel Service Inc.	4.450%	4/1/30	2,000	1,959
	United Parcel Service Inc.	4.875%	3/3/33	30,000	29,556
	United Parcel Service Inc.	5.150%	5/22/34	8,000	7,974
	United Parcel Service Inc.	6.200%	1/15/38	5,975	6,475
	United Parcel Service Inc.	5.200%	4/1/40	13,700	13,398
	United Parcel Service Inc.	4.875%	11/15/40	5,002	4,678
	United Parcel Service Inc.	3.625%	10/1/42	6,400	5,045
	United Parcel Service Inc.	3.400%	11/15/46	1,725	1,280
	United Parcel Service Inc.	3.750%	11/15/47	375	287
	United Parcel Service Inc.	4.250%	3/15/49	11,970	9,885
	United Parcel Service Inc.	3.400%	9/1/49	7,485	5,388
	United Parcel Service Inc.	5.300%	4/1/50	7,100	6,906
	United Parcel Service Inc.	5.050%	3/3/53	28,250	26,414
	United Parcel Service Inc.	5.500%	5/22/54	9,035	8,954
	United Parcel Service Inc.	5.600%	5/22/64	9,340	9,236
	Valmont Industries Inc.	5.000%	10/1/44	5,944	5,368
	Valmont Industries Inc.	5.250%	10/1/54	3,275	2,931
[7]	Veralto Corp.	5.500%	9/18/26	8,000	7,997
[7]	Veralto Corp.	5.350%	9/18/28	8,000	8,032
[7]	Veralto Corp.	5.450%	9/18/33	8,000	7,977
	Vontier Corp.	1.800%	4/1/26	3,500	3,273
	Vontier Corp.	2.400%	4/1/28	5,000	4,432
	Vontier Corp.	2.950%	4/1/31	6,000	4,941
	Waste Connections Inc.	4.250%	12/1/28	2,243	2,166
	Waste Connections Inc.	3.500%	5/1/29	16,870	15,765
	Waste Connections Inc.	2.600%	2/1/30	7,400	6,517
	Waste Connections Inc.	2.200%	1/15/32	12,900	10,495
	Waste Connections Inc.	3.200%	6/1/32	5,000	4,343
	Waste Connections Inc.	4.200%	1/15/33	9,086	8,426
	Waste Connections Inc.	3.050%	4/1/50	6,075	4,031
	Waste Connections Inc.	2.950%	1/15/52	7,900	5,052
	Waste Management Inc.	0.750%	11/15/25	8,862	8,328
[1]	Waste Management Inc.	4.950%	7/3/27	5,500	5,492
	Waste Management Inc.	3.150%	11/15/27	2,021	1,908
	Waste Management Inc.	1.150%	3/15/28	5,000	4,364
	Waste Management Inc.	4.875%	2/15/29	13,096	13,058
	Waste Management Inc.	2.000%	6/1/29	2,000	1,747
	Waste Management Inc.	1.500%	3/15/31	17,595	14,084
[1]	Waste Management Inc.	4.950%	7/3/31	5,000	4,957
	Waste Management Inc.	4.150%	4/15/32	10,000	9,422
	Waste Management Inc.	4.625%	2/15/33	15,000	14,485
	Waste Management Inc.	4.875%	2/15/34	14,382	14,085
	Waste Management Inc.	2.950%	6/1/41	6,300	4,559
	Waste Management Inc.	4.100%	3/1/45	5,000	4,173
	Waste Management Inc.	2.500%	11/15/50	8,095	4,810
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,269	10,775
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	10,675	10,467
	WW Grainger Inc.	4.600%	6/15/45	10,000	8,954
	WW Grainger Inc.	3.750%	5/15/46	3,707	2,882
	WW Grainger Inc.	4.200%	5/15/47	3,075	2,548
	Xylem Inc.	3.250%	11/1/26	17,950	17,161
	Xylem Inc.	1.950%	1/30/28	8,000	7,185
	Xylem Inc.	2.250%	1/30/31	4,275	3,588
	Xylem Inc.	4.375%	11/1/46	4,480	3,742
					5,412,737
Materials (0.7%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	7,623
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	4,591
	Air Products and Chemicals Inc.	4.600%	2/8/29	6,500	6,433
97

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Air Products and Chemicals Inc.	2.050%	5/15/30	11,150	9,553
	Air Products and Chemicals Inc.	4.750%	2/8/31	7,900	7,818
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,950	4,875
	Air Products and Chemicals Inc.	4.850%	2/8/34	10,000	9,815
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	7,530
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	9,341
	Albemarle Corp.	4.650%	6/1/27	5,130	5,046
	Albemarle Corp.	5.050%	6/1/32	5,730	5,505
	Albemarle Corp.	5.450%	12/1/44	3,240	2,939
	Albemarle Corp.	5.650%	6/1/52	5,455	4,838
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	4,320
	Amcor Finance USA Inc.	5.625%	5/26/33	8,000	8,086
	Amcor Flexibles North America Inc.	2.630%	6/19/30	10,335	8,861
	Amcor Flexibles North America Inc.	2.690%	5/25/31	2,800	2,354
	Amcor Group Finance plc	5.450%	5/23/29	5,965	5,987
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	8,750	7,850
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	7,481	6,539
	ArcelorMittal SA	4.550%	3/11/26	3,500	3,436
	ArcelorMittal SA	6.550%	11/29/27	12,370	12,759
	ArcelorMittal SA	4.250%	7/16/29	4,000	3,828
	ArcelorMittal SA	6.800%	11/29/32	10,130	10,687
	ArcelorMittal SA	6.000%	6/17/34	6,770	6,766
	ArcelorMittal SA	7.000%	10/15/39	7,811	8,394
	ArcelorMittal SA	6.750%	3/1/41	5,695	5,826
	ArcelorMittal SA	6.350%	6/17/54	6,935	6,741
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,125
	Barrick North America Finance LLC	5.700%	5/30/41	19,250	19,055
	Barrick North America Finance LLC	5.750%	5/1/43	3,600	3,578
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	10,964	11,156
	Berry Global Inc.	1.570%	1/15/26	21,000	19,735
	Berry Global Inc.	1.650%	1/15/27	8,000	7,283
	Berry Global Inc.	5.500%	4/15/28	16,160	16,137
[7]	Berry Global Inc.	5.800%	6/15/31	10,000	10,002
[7]	Berry Global Inc.	5.650%	1/15/34	5,000	4,902
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	10,700	10,623
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	102
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,000	10,017
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	13,500	13,410
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	5,000	5,019
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	9,925	10,061
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,500	5,392
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	18,000	18,019
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	8,555
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	27,252
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	8,775	8,697
	Cabot Corp.	4.000%	7/1/29	2,800	2,640
	Cabot Corp.	5.000%	6/30/32	3,500	3,408
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	2,906
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	9,650
	Carlisle Cos. Inc.	2.200%	3/1/32	6,100	4,910
	Celanese US Holdings LLC	1.400%	8/5/26	4,000	3,672
	Celanese US Holdings LLC	6.165%	7/15/27	29,200	29,636
	Celanese US Holdings LLC	6.350%	11/15/28	11,000	11,300
	Celanese US Holdings LLC	6.330%	7/15/29	7,500	7,716
	Celanese US Holdings LLC	6.550%	11/15/30	11,000	11,499
	Celanese US Holdings LLC	6.379%	7/15/32	11,350	11,671
	Celanese US Holdings LLC	6.700%	11/15/33	11,000	11,559
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,487
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,000	7,009
	CF Industries Inc.	5.150%	3/15/34	8,500	8,154
	CF Industries Inc.	4.950%	6/1/43	8,000	6,974
	CF Industries Inc.	5.375%	3/15/44	8,000	7,338
	CRH America Finance Inc.	5.400%	5/21/34	11,160	11,050
	CRH SMW Finance DAC	5.200%	5/21/29	10,160	10,160
	Dow Chemical Co.	4.800%	11/30/28	10,500	10,395
	Dow Chemical Co.	7.375%	11/1/29	5,857	6,448
	Dow Chemical Co.	2.100%	11/15/30	9,383	7,913
	Dow Chemical Co.	6.300%	3/15/33	5,000	5,275
	Dow Chemical Co.	5.150%	2/15/34	6,245	6,114
	Dow Chemical Co.	4.250%	10/1/34	7,135	6,512
98

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dow Chemical Co.	9.400%	5/15/39	5,766	7,632
Dow Chemical Co.	5.250%	11/15/41	6,060	5,625
Dow Chemical Co.	4.375%	11/15/42	17,789	14,702
Dow Chemical Co.	4.625%	10/1/44	6,019	5,136
Dow Chemical Co.	5.550%	11/30/48	9,975	9,472
Dow Chemical Co.	4.800%	5/15/49	7,600	6,474
Dow Chemical Co.	3.600%	11/15/50	12,100	8,423
Dow Chemical Co.	6.900%	5/15/53	10,850	12,059
Dow Chemical Co.	5.600%	2/15/54	8,825	8,494
DuPont de Nemours Inc.	4.493%	11/15/25	33,000	32,556
DuPont de Nemours Inc.	4.725%	11/15/28	25,025	24,923
DuPont de Nemours Inc.	5.319%	11/15/38	11,221	11,533
DuPont de Nemours Inc.	5.419%	11/15/48	22,540	23,349
Eagle Materials Inc.	2.500%	7/1/31	5,000	4,226
Eastman Chemical Co.	4.500%	12/1/28	5,389	5,237
Eastman Chemical Co.	5.750%	3/8/33	7,000	7,062
Eastman Chemical Co.	5.625%	2/20/34	6,000	5,961
Eastman Chemical Co.	4.800%	9/1/42	5,150	4,482
Eastman Chemical Co.	4.650%	10/15/44	9,426	7,894
Ecolab Inc.	2.700%	11/1/26	11,972	11,337
Ecolab Inc.	1.650%	2/1/27	2,000	1,840
Ecolab Inc.	3.250%	12/1/27	4,225	3,988
Ecolab Inc.	5.250%	1/15/28	3,400	3,434
Ecolab Inc.	4.800%	3/24/30	3,500	3,484
Ecolab Inc.	1.300%	1/30/31	5,500	4,377
Ecolab Inc.	2.125%	2/1/32	7,000	5,746
Ecolab Inc.	3.950%	12/1/47	2,000	1,618
Ecolab Inc.	2.125%	8/15/50	2,500	1,397
Ecolab Inc.	2.700%	12/15/51	18,935	11,679
Ecolab Inc.	2.750%	8/18/55	10,602	6,371
EIDP Inc.	1.700%	7/15/25	9,165	8,820
EIDP Inc.	4.500%	5/15/26	6,900	6,806
EIDP Inc.	2.300%	7/15/30	5,000	4,303
EIDP Inc.	4.800%	5/15/33	8,300	8,005
FMC Corp.	5.150%	5/18/26	2,800	2,781
FMC Corp.	3.200%	10/1/26	7,590	7,198
FMC Corp.	3.450%	10/1/29	11,277	10,147
FMC Corp.	5.650%	5/18/33	6,300	6,206
FMC Corp.	4.500%	10/1/49	4,000	3,052
FMC Corp.	6.375%	5/18/53	5,760	5,712
Freeport-McMoRan Inc.	5.000%	9/1/27	4,800	4,751
Freeport-McMoRan Inc.	4.125%	3/1/28	7,300	7,006
Freeport-McMoRan Inc.	4.375%	8/1/28	5,300	5,119
Freeport-McMoRan Inc.	5.250%	9/1/29	1,900	1,890
Freeport-McMoRan Inc.	4.250%	3/1/30	4,400	4,161
Freeport-McMoRan Inc.	4.625%	8/1/30	7,500	7,220
Freeport-McMoRan Inc.	5.400%	11/14/34	9,000	8,827
Freeport-McMoRan Inc.	5.450%	3/15/43	23,500	22,168
Georgia-Pacific LLC	7.750%	11/15/29	1,750	1,973
Georgia-Pacific LLC	8.875%	5/15/31	4,460	5,437
Huntsman International LLC	4.500%	5/1/29	6,479	6,138
Huntsman International LLC	2.950%	6/15/31	4,500	3,683
International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	3,907
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,311
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	4,554
International Paper Co.	5.000%	9/15/35	4,094	3,861
International Paper Co.	7.300%	11/15/39	5,000	5,623
International Paper Co.	6.000%	11/15/41	13,732	13,774
International Paper Co.	4.800%	6/15/44	15,873	13,788
International Paper Co.	4.400%	8/15/47	2,800	2,240
International Paper Co.	4.350%	8/15/48	8,300	6,722
Kinross Gold Corp.	4.500%	7/15/27	467	454
Kinross Gold Corp.	6.250%	7/15/33	5,000	5,217
Linde Inc.	4.700%	12/5/25	5,400	5,367
Linde Inc.	3.200%	1/30/26	5,000	4,850
Linde Inc.	1.100%	8/10/30	5,700	4,589
Linde Inc.	3.550%	11/7/42	3,800	3,027
Linde Inc.	2.000%	8/10/50	10,500	5,726
Lubrizol Corp.	6.500%	10/1/34	420	469
LYB International Finance BV	5.250%	7/15/43	9,574	8,686
99

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance BV	4.875%	3/15/44	9,500	8,259
	LYB International Finance III LLC	1.250%	10/1/25	2,600	2,461
	LYB International Finance III LLC	2.250%	10/1/30	5,100	4,309
	LYB International Finance III LLC	5.625%	5/15/33	5,607	5,676
	LYB International Finance III LLC	5.500%	3/1/34	15,000	14,841
	LYB International Finance III LLC	3.375%	10/1/40	6,400	4,679
	LYB International Finance III LLC	4.200%	10/15/49	8,960	6,873
	LYB International Finance III LLC	4.200%	5/1/50	11,060	8,408
	LYB International Finance III LLC	3.625%	4/1/51	17,913	12,310
	LYB International Finance III LLC	3.800%	10/1/60	4,650	3,144
	LyondellBasell Industries NV	4.625%	2/26/55	10,050	8,152
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,082
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,522
[4]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	3,647
	Martin Marietta Materials Inc.	2.400%	7/15/31	16,000	13,243
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	6,460
	Martin Marietta Materials Inc.	3.200%	7/15/51	10,270	6,837
	Mosaic Co.	4.050%	11/15/27	3,260	3,128
	Mosaic Co.	5.375%	11/15/28	4,400	4,416
	Mosaic Co.	5.450%	11/15/33	5,305	5,256
	Mosaic Co.	4.875%	11/15/41	4,945	4,338
	Mosaic Co.	5.625%	11/15/43	6,400	6,052
	NewMarket Corp.	2.700%	3/18/31	5,000	4,163
[7]	Newmont Corp.	5.300%	3/15/26	11,465	11,458
	Newmont Corp.	2.800%	10/1/29	15,830	14,199
	Newmont Corp.	2.250%	10/1/30	11,300	9,637
	Newmont Corp.	2.600%	7/15/32	13,600	11,339
[7]	Newmont Corp.	5.350%	3/15/34	13,360	13,336
[4]	Newmont Corp.	5.875%	4/1/35	1,080	1,117
	Newmont Corp.	6.250%	10/1/39	18,056	19,052
	Newmont Corp.	4.875%	3/15/42	12,639	11,658
	Newmont Corp.	5.450%	6/9/44	5,894	5,693
[7]	Newmont Corp.	4.200%	5/13/50	3,600	2,928
	Nucor Corp.	4.300%	5/23/27	2,680	2,623
	Nucor Corp.	3.950%	5/1/28	2,700	2,586
	Nucor Corp.	2.700%	6/1/30	7,200	6,358
	Nucor Corp.	3.125%	4/1/32	6,000	5,193
	Nucor Corp.	6.400%	12/1/37	2,800	3,024
	Nucor Corp.	3.850%	4/1/52	5,000	3,789
	Nucor Corp.	2.979%	12/15/55	16,337	10,036
	Nutrien Ltd.	5.950%	11/7/25	2,600	2,615
	Nutrien Ltd.	4.000%	12/15/26	4,800	4,643
	Nutrien Ltd.	5.200%	6/21/27	4,000	3,996
	Nutrien Ltd.	4.900%	3/27/28	17,100	16,901
	Nutrien Ltd.	4.200%	4/1/29	10,000	9,566
	Nutrien Ltd.	2.950%	5/13/30	13,542	11,979
	Nutrien Ltd.	5.400%	6/21/34	6,900	6,797
	Nutrien Ltd.	4.125%	3/15/35	5,525	4,930
	Nutrien Ltd.	5.625%	12/1/40	4,875	4,721
	Nutrien Ltd.	4.900%	6/1/43	9,310	8,291
	Nutrien Ltd.	5.250%	1/15/45	14,308	13,160
	Nutrien Ltd.	5.000%	4/1/49	13,246	11,661
	Nutrien Ltd.	3.950%	5/13/50	11,000	8,262
	Nutrien Ltd.	5.800%	3/27/53	10,641	10,493
	Packaging Corp. of America	3.400%	12/15/27	3,700	3,498
	Packaging Corp. of America	3.000%	12/15/29	12,703	11,350
	Packaging Corp. of America	5.700%	12/1/33	3,500	3,557
	Packaging Corp. of America	4.050%	12/15/49	2,900	2,290
	Packaging Corp. of America	3.050%	10/1/51	7,400	4,833
	PPG Industries Inc.	1.200%	3/15/26	7,500	6,986
	PPG Industries Inc.	3.750%	3/15/28	8,000	7,647
	PPG Industries Inc.	2.550%	6/15/30	5,000	4,359
	Reliance Inc.	1.300%	8/15/25	1,500	1,428
	Reliance Inc.	2.150%	8/15/30	10,511	8,792
	Rio Tinto Alcan Inc.	6.125%	12/15/33	8,729	9,250
	Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	6,181
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,340	1,445
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	5,307
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	18,225	11,292
	Rio Tinto Finance USA plc	5.000%	3/9/33	20,400	20,308
100

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA plc	4.750%	3/22/42	6,740	6,229
	Rio Tinto Finance USA plc	4.125%	8/21/42	8,500	7,196
	Rio Tinto Finance USA plc	5.125%	3/9/53	12,875	12,116
	Rohm & Haas Co.	7.850%	7/15/29	2,637	2,916
	RPM International Inc.	3.750%	3/15/27	5,890	5,650
	RPM International Inc.	4.550%	3/1/29	2,575	2,489
	RPM International Inc.	2.950%	1/15/32	3,300	2,760
	RPM International Inc.	5.250%	6/1/45	3,892	3,579
	RPM International Inc.	4.250%	1/15/48	10,630	8,786
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,303
	Sherwin-Williams Co.	4.250%	8/8/25	1,600	1,579
	Sherwin-Williams Co.	3.950%	1/15/26	11,644	11,399
	Sherwin-Williams Co.	3.450%	6/1/27	14,800	14,104
	Sherwin-Williams Co.	2.950%	8/15/29	22,000	19,830
	Sherwin-Williams Co.	2.200%	3/15/32	5,350	4,347
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	804
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,349
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	12,973
	Sherwin-Williams Co.	3.800%	8/15/49	5,138	3,876
	Sherwin-Williams Co.	3.300%	5/15/50	6,700	4,561
	Sherwin-Williams Co.	2.900%	3/15/52	5,250	3,281
[7]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	8,577	8,532
[7]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	11,430	11,324
[7]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	15,977	15,866
	Sonoco Products Co.	2.250%	2/1/27	8,500	7,858
	Sonoco Products Co.	3.125%	5/1/30	6,675	5,924
	Southern Copper Corp.	7.500%	7/27/35	9,725	11,273
	Southern Copper Corp.	6.750%	4/16/40	12,550	13,646
	Southern Copper Corp.	5.250%	11/8/42	19,245	17,917
	Southern Copper Corp.	5.875%	4/23/45	15,512	15,302
	Steel Dynamics Inc.	5.000%	12/15/26	2,882	2,861
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	2,854
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	15,161
	Steel Dynamics Inc.	3.250%	1/15/31	18,000	15,942
[1]	Steel Dynamics Inc.	5.375%	8/15/34	3,440	3,378
	Steel Dynamics Inc.	3.250%	10/15/50	4,513	2,968
	Suzano Austria GmbH	2.500%	9/15/28	500	438
	Suzano Austria GmbH	6.000%	1/15/29	22,350	22,289
	Suzano Austria GmbH	5.000%	1/15/30	7,450	7,043
	Suzano Austria GmbH	3.750%	1/15/31	13,400	11,642
[4]	Suzano Austria GmbH	3.125%	1/15/32	15,950	13,021
	Suzano International Finance BV	5.500%	1/17/27	7,435	7,383
	Teck Resources Ltd.	3.900%	7/15/30	5,000	4,639
	Teck Resources Ltd.	6.125%	10/1/35	3,192	3,260
	Teck Resources Ltd.	6.000%	8/15/40	8,833	8,692
	Teck Resources Ltd.	5.200%	3/1/42	3,200	2,854
	Vale Overseas Ltd.	3.750%	7/8/30	27,100	24,384
	Vale Overseas Ltd.	6.125%	6/12/33	13,050	13,122
	Vale Overseas Ltd.	8.250%	1/17/34	500	585
	Vale Overseas Ltd.	6.875%	11/21/36	17,269	18,437
	Vale Overseas Ltd.	6.875%	11/10/39	23,215	24,723
	Vale Overseas Ltd.	6.400%	6/28/54	2,600	2,557
	Vale SA	5.625%	9/11/42	6,897	6,686
	Vulcan Materials Co.	3.900%	4/1/27	2,689	2,602
	Vulcan Materials Co.	3.500%	6/1/30	5,454	4,980
	Vulcan Materials Co.	4.500%	6/15/47	9,737	8,112
	Westlake Corp.	3.600%	8/15/26	7,804	7,508
	Westlake Corp.	3.375%	6/15/30	3,000	2,707
	Westlake Corp.	2.875%	8/15/41	3,600	2,431
	Westlake Corp.	5.000%	8/15/46	13,510	11,827
	Westlake Corp.	4.375%	11/15/47	975	789
	Westlake Corp.	3.125%	8/15/51	6,300	3,961
	Westlake Corp.	3.375%	8/15/61	4,700	2,846
	WestRock MWV LLC	8.200%	1/15/30	4,304	4,907
	WestRock MWV LLC	7.950%	2/15/31	3,000	3,399
	WRKCo Inc.	4.650%	3/15/26	10,545	10,394
	WRKCo Inc.	3.375%	9/15/27	9,950	9,420
	WRKCo Inc.	4.000%	3/15/28	5,375	5,145
	WRKCo Inc.	3.900%	6/1/28	2,300	2,188
	WRKCo Inc.	4.900%	3/15/29	12,040	11,965
101

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	WRKCo Inc.	4.200%	6/1/32	4,550	4,256
	WRKCo Inc.	3.000%	6/15/33	6,000	5,048
	Yamana Gold Inc.	2.630%	8/15/31	4,611	3,836
					2,175,765
Real Estate (0.9%)
	Agree LP	2.000%	6/15/28	7,475	6,603
	Agree LP	4.800%	10/1/32	2,700	2,532
	Agree LP	2.600%	6/15/33	3,650	2,867
	Agree LP	5.625%	6/15/34	3,731	3,694
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	3,289	3,235
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	7,982	7,760
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,856
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,290
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	918
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	6,497
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	6,076
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	11,894
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	4,620
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	18,478
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,400	3,154
	Alexandria Real Estate Equities Inc.	5.250%	5/15/36	4,500	4,330
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,136
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	8,311	6,162
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	4,214
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	19,000	12,745
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	3,615	3,176
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	6,755	6,336
	American Assets Trust LP	3.375%	2/1/31	4,996	4,093
	American Homes 4 Rent LP	4.250%	2/15/28	2,015	1,930
	American Homes 4 Rent LP	4.900%	2/15/29	6,193	6,051
	American Homes 4 Rent LP	3.625%	4/15/32	12,219	10,672
	American Homes 4 Rent LP	5.500%	2/1/34	6,720	6,615
	American Homes 4 Rent LP	5.500%	7/15/34	5,797	5,695
	American Homes 4 Rent LP	3.375%	7/15/51	3,000	1,961
	American Tower Corp.	2.400%	3/15/25	7,485	7,308
	American Tower Corp.	1.300%	9/15/25	14,375	13,663
	American Tower Corp.	4.400%	2/15/26	5,000	4,912
	American Tower Corp.	1.600%	4/15/26	7,300	6,815
	American Tower Corp.	1.450%	9/15/26	6,000	5,503
	American Tower Corp.	3.375%	10/15/26	18,670	17,839
	American Tower Corp.	3.125%	1/15/27	20,295	19,235
	American Tower Corp.	3.650%	3/15/27	6,000	5,746
	American Tower Corp.	3.550%	7/15/27	7,860	7,460
	American Tower Corp.	3.600%	1/15/28	2,219	2,094
	American Tower Corp.	1.500%	1/31/28	8,680	7,604
	American Tower Corp.	5.250%	7/15/28	4,000	3,994
	American Tower Corp.	5.800%	11/15/28	8,416	8,583
	American Tower Corp.	5.200%	2/15/29	10,000	9,963
	American Tower Corp.	3.950%	3/15/29	10,750	10,150
	American Tower Corp.	3.800%	8/15/29	13,110	12,186
	American Tower Corp.	2.900%	1/15/30	8,090	7,134
	American Tower Corp.	2.100%	6/15/30	7,000	5,864
	American Tower Corp.	1.875%	10/15/30	7,500	6,105
	American Tower Corp.	2.300%	9/15/31	7,000	5,709
	American Tower Corp.	4.050%	3/15/32	6,000	5,486
	American Tower Corp.	5.550%	7/15/33	21,300	21,271
	American Tower Corp.	5.450%	2/15/34	16,700	16,559
	American Tower Corp.	3.700%	10/15/49	8,082	5,849
	American Tower Corp.	3.100%	6/15/50	8,975	5,792
	American Tower Corp.	2.950%	1/15/51	7,192	4,498
[4]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	9,912
[4]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,509
[4]	AvalonBay Communities Inc.	3.350%	5/15/27	7,500	7,159
[4]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	3,924
	AvalonBay Communities Inc.	1.900%	12/1/28	2,000	1,760
[4]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	10,022
[4]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,007
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	16,361
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,342
102

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AvalonBay Communities Inc.	5.300%	12/7/33	5,000	4,964
	AvalonBay Communities Inc.	5.350%	6/1/34	4,600	4,601
[4]	AvalonBay Communities Inc.	3.900%	10/15/46	2,970	2,315
[4]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	808
	Boston Properties LP	3.650%	2/1/26	7,250	6,997
	Boston Properties LP	2.750%	10/1/26	17,059	15,915
	Boston Properties LP	6.750%	12/1/27	19,000	19,487
	Boston Properties LP	4.500%	12/1/28	4,700	4,427
	Boston Properties LP	3.400%	6/21/29	5,940	5,280
	Boston Properties LP	2.900%	3/15/30	10,914	9,268
	Boston Properties LP	3.250%	1/30/31	13,430	11,356
	Boston Properties LP	2.450%	10/1/33	11,449	8,491
	Boston Properties LP	6.500%	1/15/34	3,920	3,993
	Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	14,802
	Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	6,941
	Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	3,026
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,400	7,933
	Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	16,788
	Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	4,109
	Brixmor Operating Partnership LP	5.750%	2/15/35	4,550	4,539
	Broadstone Net Lease LLC	2.600%	9/15/31	2,425	1,927
	Camden Property Trust	4.100%	10/15/28	5,475	5,257
	Camden Property Trust	3.150%	7/1/29	10,165	9,259
	Camden Property Trust	2.800%	5/15/30	27,145	24,053
	Camden Property Trust	3.350%	11/1/49	1,550	1,084
	CBRE Services Inc.	4.875%	3/1/26	8,208	8,115
	CBRE Services Inc.	5.500%	4/1/29	9,550	9,587
	CBRE Services Inc.	2.500%	4/1/31	5,000	4,155
	CBRE Services Inc.	5.950%	8/15/34	9,000	9,108
	COPT Defense Properties LP	2.250%	3/15/26	1,500	1,416
	COPT Defense Properties LP	2.000%	1/15/29	4,400	3,736
	COPT Defense Properties LP	2.750%	4/15/31	5,100	4,218
	COPT Defense Properties LP	2.900%	12/1/33	10,650	8,402
	Crown Castle Inc.	1.350%	7/15/25	4,000	3,827
	Crown Castle Inc.	4.450%	2/15/26	12,670	12,448
	Crown Castle Inc.	3.700%	6/15/26	19,130	18,490
	Crown Castle Inc.	1.050%	7/15/26	10,000	9,152
	Crown Castle Inc.	2.900%	3/15/27	3,060	2,872
	Crown Castle Inc.	3.650%	9/1/27	10,000	9,507
	Crown Castle Inc.	5.000%	1/11/28	1,780	1,758
	Crown Castle Inc.	3.800%	2/15/28	23,200	21,983
	Crown Castle Inc.	4.800%	9/1/28	7,000	6,854
	Crown Castle Inc.	4.300%	2/15/29	5,827	5,563
	Crown Castle Inc.	3.100%	11/15/29	5,175	4,622
	Crown Castle Inc.	3.300%	7/1/30	12,780	11,393
	Crown Castle Inc.	2.250%	1/15/31	12,591	10,352
	Crown Castle Inc.	2.100%	4/1/31	12,000	9,717
	Crown Castle Inc.	2.500%	7/15/31	8,000	6,604
	Crown Castle Inc.	5.100%	5/1/33	15,460	14,904
	Crown Castle Inc.	2.900%	4/1/41	14,200	9,821
	Crown Castle Inc.	4.750%	5/15/47	5,200	4,425
	Crown Castle Inc.	5.200%	2/15/49	7,750	7,026
	Crown Castle Inc.	4.000%	11/15/49	6,000	4,557
	Crown Castle Inc.	4.150%	7/1/50	4,671	3,634
	Crown Castle Inc.	3.250%	1/15/51	7,900	5,230
	CubeSmart LP	4.000%	11/15/25	1,375	1,343
	CubeSmart LP	3.125%	9/1/26	5,425	5,167
	CubeSmart LP	2.250%	12/15/28	7,100	6,254
	CubeSmart LP	4.375%	2/15/29	4,925	4,719
	CubeSmart LP	3.000%	2/15/30	1,850	1,638
	CubeSmart LP	2.000%	2/15/31	600	485
	CubeSmart LP	2.500%	2/15/32	10,330	8,446
	Digital Realty Trust LP	3.700%	8/15/27	5,350	5,105
	Digital Realty Trust LP	5.550%	1/15/28	4,100	4,137
	Digital Realty Trust LP	4.450%	7/15/28	8,283	8,028
	Digital Realty Trust LP	3.600%	7/1/29	18,375	17,034
	DOC DR LLC	4.300%	3/15/27	12,645	12,369
	DOC DR LLC	3.950%	1/15/28	3,000	2,867
	DOC DR LLC	2.625%	11/1/31	10,000	8,261
	EPR Properties	4.500%	6/1/27	5,070	4,852
103

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
EPR Properties	4.950%	4/15/28	6,000	5,744
EPR Properties	3.750%	8/15/29	3,432	3,060
EPR Properties	3.600%	11/15/31	2,000	1,668
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	3,899	3,892
Equinix Inc.	1.250%	7/15/25	4,000	3,822
Equinix Inc.	1.000%	9/15/25	3,000	2,840
Equinix Inc.	1.450%	5/15/26	3,000	2,785
Equinix Inc.	2.900%	11/18/26	10,000	9,442
Equinix Inc.	1.800%	7/15/27	13,000	11,745
Equinix Inc.	1.550%	3/15/28	3,000	2,623
Equinix Inc.	2.000%	5/15/28	4,000	3,541
Equinix Inc.	3.200%	11/18/29	24,025	21,666
Equinix Inc.	2.150%	7/15/30	12,000	10,057
Equinix Inc.	2.500%	5/15/31	7,950	6,656
Equinix Inc.	3.000%	7/15/50	5,500	3,483
Equinix Inc.	2.950%	9/15/51	5,485	3,386
Equinix Inc.	3.400%	2/15/52	9,000	6,160
ERP Operating LP	2.850%	11/1/26	13,030	12,362
ERP Operating LP	3.500%	3/1/28	7,000	6,634
ERP Operating LP	4.150%	12/1/28	8,100	7,822
ERP Operating LP	3.000%	7/1/29	11,195	10,171
ERP Operating LP	2.500%	2/15/30	10,000	8,723
ERP Operating LP	4.500%	7/1/44	5,400	4,573
ERP Operating LP	4.500%	6/1/45	3,750	3,143
ERP Operating LP	4.000%	8/1/47	3,038	2,335
Essential Properties LP	2.950%	7/15/31	3,900	3,209
Essex Portfolio LP	3.375%	4/15/26	9,915	9,565
Essex Portfolio LP	1.700%	3/1/28	4,000	3,510
Essex Portfolio LP	4.000%	3/1/29	4,965	4,691
Essex Portfolio LP	3.000%	1/15/30	9,630	8,535
Essex Portfolio LP	1.650%	1/15/31	2,500	1,982
Essex Portfolio LP	2.550%	6/15/31	680	566
Essex Portfolio LP	2.650%	3/15/32	7,260	5,994
Essex Portfolio LP	4.500%	3/15/48	6,839	5,637
Essex Portfolio LP	2.650%	9/1/50	5,089	2,893
Extra Space Storage LP	3.500%	7/1/26	9,625	9,258
Extra Space Storage LP	3.875%	12/15/27	1,000	953
Extra Space Storage LP	5.700%	4/1/28	6,000	6,062
Extra Space Storage LP	3.900%	4/1/29	6,230	5,862
Extra Space Storage LP	4.000%	6/15/29	1,950	1,829
Extra Space Storage LP	2.200%	10/15/30	3,207	2,663
Extra Space Storage LP	5.900%	1/15/31	5,600	5,719
Extra Space Storage LP	2.550%	6/1/31	4,250	3,537
Extra Space Storage LP	2.400%	10/15/31	9,000	7,388
Extra Space Storage LP	2.350%	3/15/32	17,822	14,214
Extra Space Storage LP	5.400%	2/1/34	6,600	6,460
Federal Realty OP LP	3.250%	7/15/27	4,725	4,457
Federal Realty OP LP	5.375%	5/1/28	4,400	4,401
Federal Realty OP LP	3.200%	6/15/29	3,761	3,411
Federal Realty OP LP	3.500%	6/1/30	2,000	1,814
Federal Realty OP LP	4.500%	12/1/44	6,600	5,340
GLP Capital LP	5.375%	4/15/26	10,406	10,323
GLP Capital LP	5.750%	6/1/28	4,750	4,762
GLP Capital LP	5.300%	1/15/29	6,225	6,131
GLP Capital LP	4.000%	1/15/30	10,750	9,829
GLP Capital LP	4.000%	1/15/31	5,000	4,484
GLP Capital LP	3.250%	1/15/32	10,000	8,392
GLP Capital LP	6.750%	12/1/33	3,810	3,992
Healthcare Realty Holdings LP	3.500%	8/1/26	3,300	3,156
Healthcare Realty Holdings LP	3.750%	7/1/27	4,475	4,238
Healthcare Realty Holdings LP	3.100%	2/15/30	3,405	2,972
Healthcare Realty Holdings LP	2.000%	3/15/31	13,900	10,962
Healthpeak OP LLC	3.250%	7/15/26	5,000	4,791
Healthpeak OP LLC	3.500%	7/15/29	12,729	11,750
Healthpeak OP LLC	3.000%	1/15/30	10,300	9,140
Healthpeak OP LLC	2.875%	1/15/31	5,000	4,314
Healthpeak OP LLC	5.250%	12/15/32	10,700	10,508
Healthpeak OP LLC	6.750%	2/1/41	1,496	1,632
Highwoods Realty LP	3.875%	3/1/27	13,850	13,118
Highwoods Realty LP	4.125%	3/15/28	3,000	2,806
104

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	3.050%	2/15/30	11,000	9,322
	Highwoods Realty LP	2.600%	2/1/31	11,053	8,835
	Highwoods Realty LP	7.650%	2/1/34	3,260	3,500
[4]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	4,705
[4]	Host Hotels & Resorts LP	3.500%	9/15/30	17,025	15,034
[4]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	4,166
	Host Hotels & Resorts LP	5.700%	7/1/34	6,900	6,782
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	8,780	7,773
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,576	1,578
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,379
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	7,000	6,389
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	3,028	2,988
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,005	7,100
	Jones Lang LaSalle Inc.	6.875%	12/1/28	6,000	6,319
	Kilroy Realty LP	3.450%	12/15/24	2,000	1,975
	Kilroy Realty LP	4.375%	10/1/25	800	783
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,033
	Kilroy Realty LP	4.250%	8/15/29	2,975	2,696
	Kilroy Realty LP	3.050%	2/15/30	10,025	8,452
	Kilroy Realty LP	2.500%	11/15/32	3,850	2,881
	Kilroy Realty LP	2.650%	11/15/33	16,850	12,376
	Kimco Realty OP LLC	2.800%	10/1/26	1,893	1,791
	Kimco Realty OP LLC	1.900%	3/1/28	16,200	14,438
	Kimco Realty OP LLC	2.700%	10/1/30	4,000	3,453
	Kimco Realty OP LLC	2.250%	12/1/31	3,000	2,405
	Kimco Realty OP LLC	3.200%	4/1/32	7,628	6,544
	Kimco Realty OP LLC	4.600%	2/1/33	9,110	8,545
	Kimco Realty OP LLC	6.400%	3/1/34	7,749	8,197
	Kimco Realty OP LLC	4.250%	4/1/45	325	260
	Kimco Realty OP LLC	4.125%	12/1/46	400	305
	Kimco Realty OP LLC	4.450%	9/1/47	3,480	2,787
	Kimco Realty OP LLC	3.700%	10/1/49	6,021	4,354
	Kite Realty Group LP	4.000%	10/1/26	7,900	7,644
	Kite Realty Group LP	5.500%	3/1/34	3,821	3,736
	Kite Realty Group Trust	4.750%	9/15/30	3,000	2,864
	LXP Industrial Trust	6.750%	11/15/28	3,300	3,417
	LXP Industrial Trust	2.700%	9/15/30	2,500	2,110
	LXP Industrial Trust	2.375%	10/1/31	6,000	4,789
	Mid-America Apartments LP	4.000%	11/15/25	75	73
	Mid-America Apartments LP	1.100%	9/15/26	8,897	8,129
	Mid-America Apartments LP	3.600%	6/1/27	11,338	10,875
	Mid-America Apartments LP	3.950%	3/15/29	6,285	6,011
	Mid-America Apartments LP	2.750%	3/15/30	5,245	4,643
	Mid-America Apartments LP	1.700%	2/15/31	5,000	4,011
	Mid-America Apartments LP	5.300%	2/15/32	4,155	4,139
	Mid-America Apartments LP	5.000%	3/15/34	3,500	3,399
	Mid-America Apartments LP	2.875%	9/15/51	2,400	1,490
	National Health Investors Inc.	3.000%	2/1/31	8,500	6,947
	NNN REIT Inc.	4.000%	11/15/25	3,145	3,080
	NNN REIT Inc.	3.600%	12/15/26	2,475	2,374
	NNN REIT Inc.	3.500%	10/15/27	1,050	995
	NNN REIT Inc.	4.300%	10/15/28	4,437	4,275
	NNN REIT Inc.	2.500%	4/15/30	8,375	7,187
	NNN REIT Inc.	5.600%	10/15/33	5,500	5,476
	NNN REIT Inc.	5.500%	6/15/34	5,800	5,747
	NNN REIT Inc.	4.800%	10/15/48	2,275	1,933
	NNN REIT Inc.	3.100%	4/15/50	8,748	5,559
	NNN REIT Inc.	3.500%	4/15/51	7,200	5,006
	NNN REIT Inc.	3.000%	4/15/52	5,000	3,110
	Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,200
	Omega Healthcare Investors Inc.	4.500%	4/1/27	8,445	8,176
	Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	3,857
	Omega Healthcare Investors Inc.	3.625%	10/1/29	7,173	6,404
	Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	19,605
	Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	3,638
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	6,117
	Piedmont Operating Partnership LP	9.250%	7/20/28	5,138	5,479
	Piedmont Operating Partnership LP	6.875%	7/15/29	4,600	4,544
	Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	3,688
	Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,202
105

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	3.250%	6/30/26	4,050	3,904
Prologis LP	3.250%	10/1/26	3,825	3,666
Prologis LP	2.125%	4/15/27	8,100	7,480
Prologis LP	3.375%	12/15/27	2,485	2,356
Prologis LP	4.875%	6/15/28	5,120	5,098
Prologis LP	3.875%	9/15/28	2,500	2,393
Prologis LP	4.000%	9/15/28	2,025	1,949
Prologis LP	4.375%	2/1/29	4,000	3,896
Prologis LP	2.875%	11/15/29	1,000	898
Prologis LP	2.250%	4/15/30	14,009	12,055
Prologis LP	1.750%	7/1/30	9,000	7,445
Prologis LP	1.250%	10/15/30	8,000	6,384
Prologis LP	1.750%	2/1/31	2,000	1,623
Prologis LP	1.625%	3/15/31	8,377	6,695
Prologis LP	2.250%	1/15/32	6,750	5,522
Prologis LP	4.750%	6/15/33	16,700	16,092
Prologis LP	5.125%	1/15/34	3,797	3,747
Prologis LP	5.000%	3/15/34	19,628	19,209
Prologis LP	4.375%	9/15/48	3,500	2,935
Prologis LP	3.050%	3/1/50	4,800	3,148
Prologis LP	3.000%	4/15/50	8,089	5,241
Prologis LP	2.125%	10/15/50	11,618	6,170
Prologis LP	5.250%	6/15/53	10,200	9,635
Prologis LP	5.250%	3/15/54	6,000	5,677
Public Storage Operating Co.	0.875%	2/15/26	2,600	2,426
Public Storage Operating Co.	1.500%	11/9/26	2,000	1,841
Public Storage Operating Co.	3.094%	9/15/27	6,600	6,219
Public Storage Operating Co.	1.850%	5/1/28	7,000	6,226
Public Storage Operating Co.	1.950%	11/9/28	6,222	5,481
Public Storage Operating Co.	5.125%	1/15/29	5,500	5,550
Public Storage Operating Co.	3.385%	5/1/29	5,855	5,466
Public Storage Operating Co.	2.300%	5/1/31	7,600	6,392
Public Storage Operating Co.	2.250%	11/9/31	5,000	4,133
Public Storage Operating Co.	5.100%	8/1/33	7,675	7,613
Public Storage Operating Co.	5.350%	8/1/53	10,360	9,990
Rayonier LP	2.750%	5/17/31	2,000	1,670
Realty Income Corp.	4.625%	11/1/25	5,883	5,814
Realty Income Corp.	0.750%	3/15/26	3,811	3,521
Realty Income Corp.	4.875%	6/1/26	2,925	2,898
Realty Income Corp.	4.125%	10/15/26	10,420	10,159
Realty Income Corp.	3.000%	1/15/27	5,200	4,926
Realty Income Corp.	3.200%	1/15/27	445	421
Realty Income Corp.	3.950%	8/15/27	4,350	4,193
Realty Income Corp.	3.400%	1/15/28	6,000	5,658
Realty Income Corp.	3.650%	1/15/28	7,725	7,348
Realty Income Corp.	2.100%	3/15/28	5,000	4,480
Realty Income Corp.	2.200%	6/15/28	3,945	3,527
Realty Income Corp.	4.750%	2/15/29	9,960	9,784
Realty Income Corp.	3.250%	6/15/29	4,053	3,724
Realty Income Corp.	4.000%	7/15/29	2,650	2,507
Realty Income Corp.	3.100%	12/15/29	16,600	14,922
Realty Income Corp.	3.400%	1/15/30	6,000	5,465
Realty Income Corp.	3.250%	1/15/31	15,696	13,873
Realty Income Corp.	3.200%	2/15/31	6,547	5,740
Realty Income Corp.	2.700%	2/15/32	4,050	3,367
Realty Income Corp.	5.625%	10/13/32	1,150	1,165
Realty Income Corp.	2.850%	12/15/32	7,000	5,772
Realty Income Corp.	1.800%	3/15/33	13,000	9,779
Realty Income Corp.	4.900%	7/15/33	2,500	2,389
Realty Income Corp.	5.125%	2/15/34	13,170	12,781
Realty Income Corp.	4.650%	3/15/47	7,155	6,165
Regency Centers LP	3.600%	2/1/27	2,010	1,928
Regency Centers LP	4.125%	3/15/28	1,375	1,324
Regency Centers LP	2.950%	9/15/29	3,687	3,309
Regency Centers LP	3.700%	6/15/30	5,000	4,601
Regency Centers LP	5.250%	1/15/34	11,990	11,678
Regency Centers LP	4.400%	2/1/47	5,650	4,563
Regency Centers LP	4.650%	3/15/49	4,225	3,496
Rexford Industrial Realty LP	5.000%	6/15/28	2,600	2,572
Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,459
106

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rexford Industrial Realty LP	2.150%	9/1/31	6,000	4,781
	Sabra Health Care LP	5.125%	8/15/26	12,500	12,315
	Sabra Health Care LP	3.900%	10/15/29	8,975	8,113
	Sabra Health Care LP	3.200%	12/1/31	3,500	2,911
	Safehold GL Holdings LLC	2.800%	6/15/31	2,000	1,672
	Safehold GL Holdings LLC	2.850%	1/15/32	9,800	8,052
	Safehold GL Holdings LLC	6.100%	4/1/34	1,200	1,186
	Simon Property Group LP	3.500%	9/1/25	8,639	8,455
	Simon Property Group LP	3.300%	1/15/26	5,941	5,757
	Simon Property Group LP	3.250%	11/30/26	10,986	10,498
	Simon Property Group LP	1.375%	1/15/27	2,500	2,278
	Simon Property Group LP	3.375%	6/15/27	17,557	16,752
	Simon Property Group LP	3.375%	12/1/27	4,700	4,446
	Simon Property Group LP	1.750%	2/1/28	10,250	9,132
	Simon Property Group LP	2.450%	9/13/29	22,561	19,824
	Simon Property Group LP	2.650%	7/15/30	11,500	10,013
	Simon Property Group LP	2.200%	2/1/31	6,800	5,619
	Simon Property Group LP	2.250%	1/15/32	8,435	6,847
	Simon Property Group LP	2.650%	2/1/32	7,500	6,259
	Simon Property Group LP	6.250%	1/15/34	5,500	5,801
	Simon Property Group LP	6.750%	2/1/40	9,000	9,761
	Simon Property Group LP	4.750%	3/15/42	1,448	1,276
	Simon Property Group LP	4.250%	10/1/44	2,613	2,122
	Simon Property Group LP	4.250%	11/30/46	4,700	3,779
	Simon Property Group LP	3.250%	9/13/49	14,333	9,611
	Simon Property Group LP	3.800%	7/15/50	15,450	11,342
	Simon Property Group LP	5.850%	3/8/53	7,333	7,287
	Simon Property Group LP	6.650%	1/15/54	5,500	6,052
	SITE Centers Corp.	3.625%	2/1/25	5,900	5,827
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,681
	SITE Centers Corp.	4.700%	6/1/27	11,350	11,274
	Store Capital LLC	4.500%	3/15/28	2,195	2,089
	Store Capital LLC	4.625%	3/15/29	10,500	9,920
	Store Capital LLC	2.750%	11/18/30	1,500	1,242
	Sun Communities Operating LP	5.500%	1/15/29	7,300	7,301
	Sun Communities Operating LP	4.200%	4/15/32	20,574	18,451
	Sun Communities Operating LP	5.700%	1/15/33	3,100	3,052
	Tanger Properties LP	3.125%	9/1/26	4,710	4,444
	Tanger Properties LP	3.875%	7/15/27	2,600	2,466
	Tanger Properties LP	2.750%	9/1/31	5,000	4,072
[4]	UDR Inc.	2.950%	9/1/26	7,465	7,071
[4]	UDR Inc.	3.500%	7/1/27	5,250	4,973
[4]	UDR Inc.	3.500%	1/15/28	5,075	4,782
	UDR Inc.	3.000%	8/15/31	3,500	3,020
[4]	UDR Inc.	2.100%	8/1/32	1,500	1,173
[4]	UDR Inc.	1.900%	3/15/33	9,940	7,512
[4]	UDR Inc.	2.100%	6/15/33	3,950	3,000
	UDR Inc.	3.100%	11/1/34	3,335	2,686
	Ventas Realty LP	4.125%	1/15/26	1,825	1,784
	Ventas Realty LP	3.250%	10/15/26	9,075	8,626
	Ventas Realty LP	3.850%	4/1/27	2,075	1,994
	Ventas Realty LP	4.000%	3/1/28	12,985	12,389
	Ventas Realty LP	3.000%	1/15/30	3,865	3,412
	Ventas Realty LP	4.750%	11/15/30	765	735
	Ventas Realty LP	5.625%	7/1/34	3,011	2,982
	Ventas Realty LP	5.700%	9/30/43	1,000	958
	Ventas Realty LP	4.375%	2/1/45	9,262	7,279
	Ventas Realty LP	4.875%	4/15/49	1,200	1,019
	VICI Properties LP	4.750%	2/15/28	13,300	12,977
	VICI Properties LP	4.950%	2/15/30	10,000	9,648
	VICI Properties LP	5.125%	5/15/32	13,100	12,483
	VICI Properties LP	5.750%	4/1/34	6,500	6,431
	VICI Properties LP	5.625%	5/15/52	12,000	10,745
	VICI Properties LP	6.125%	4/1/54	4,300	4,116
	Welltower OP LLC	4.250%	4/1/26	16,567	16,230
	Welltower OP LLC	2.700%	2/15/27	9,262	8,726
	Welltower OP LLC	4.250%	4/15/28	1,525	1,475
	Welltower OP LLC	4.125%	3/15/29	12,145	11,605
	Welltower OP LLC	2.750%	1/15/31	16,750	14,428
	Welltower OP LLC	2.800%	6/1/31	4,800	4,097
107

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Welltower OP LLC	2.750%	1/15/32	5,175	4,345
Welltower OP LLC	3.850%	6/15/32	4,200	3,782
Welltower OP LLC	6.500%	3/15/41	2,000	2,158
Welltower OP LLC	5.125%	3/15/43	950	857
Welltower OP LLC	4.950%	9/1/48	4,450	4,026
Weyerhaeuser Co.	4.750%	5/15/26	3,041	3,007
Weyerhaeuser Co.	4.000%	11/15/29	11,200	10,520
Weyerhaeuser Co.	4.000%	4/15/30	8,000	7,470
Weyerhaeuser Co.	7.375%	3/15/32	2,427	2,714
Weyerhaeuser Co.	3.375%	3/9/33	9,548	8,178
Weyerhaeuser Co.	4.000%	3/9/52	4,703	3,561
WP Carey Inc.	4.250%	10/1/26	2,350	2,289
WP Carey Inc.	3.850%	7/15/29	2,200	2,054
WP Carey Inc.	2.250%	4/1/33	13,242	10,252
				2,666,228
Technology (2.2%)
Adobe Inc.	2.150%	2/1/27	10,800	10,070
Adobe Inc.	4.850%	4/4/27	4,220	4,219
Adobe Inc.	2.300%	2/1/30	13,150	11,520
Adobe Inc.	4.950%	4/4/34	10,000	9,951
Amdocs Ltd.	2.538%	6/15/30	6,100	5,197
Analog Devices Inc.	3.500%	12/5/26	5,965	5,755
Analog Devices Inc.	3.450%	6/15/27	5,625	5,397
Analog Devices Inc.	1.700%	10/1/28	8,000	7,049
Analog Devices Inc.	2.100%	10/1/31	10,000	8,272
Analog Devices Inc.	2.800%	10/1/41	23,000	16,207
Analog Devices Inc.	2.950%	10/1/51	12,000	7,831
Apple Inc.	0.550%	8/20/25	11,500	10,920
Apple Inc.	0.700%	2/8/26	21,300	19,898
Apple Inc.	3.250%	2/23/26	63,501	61,756
Apple Inc.	2.450%	8/4/26	24,982	23,729
Apple Inc.	2.050%	9/11/26	60,086	56,494
Apple Inc.	3.350%	2/9/27	23,601	22,762
Apple Inc.	3.200%	5/11/27	36,000	34,508
Apple Inc.	2.900%	9/12/27	37,855	35,761
Apple Inc.	1.200%	2/8/28	28,800	25,470
Apple Inc.	4.000%	5/10/28	11,000	10,771
Apple Inc.	1.400%	8/5/28	7,571	6,664
Apple Inc.	2.200%	9/11/29	21,280	18,875
Apple Inc.	4.150%	5/10/30	10,305	10,114
Apple Inc.	1.650%	5/11/30	18,500	15,583
Apple Inc.	1.250%	8/20/30	11,000	9,008
Apple Inc.	1.650%	2/8/31	35,000	28,944
Apple Inc.	1.700%	8/5/31	19,000	15,538
Apple Inc.	3.350%	8/8/32	40,000	36,285
Apple Inc.	4.500%	2/23/36	13,180	12,869
Apple Inc.	2.375%	2/8/41	16,025	11,078
Apple Inc.	3.850%	5/4/43	34,463	28,847
Apple Inc.	4.450%	5/6/44	16,687	15,417
Apple Inc.	3.450%	2/9/45	28,078	21,790
Apple Inc.	4.375%	5/13/45	30,889	27,478
Apple Inc.	4.650%	2/23/46	41,300	38,111
Apple Inc.	3.850%	8/4/46	31,680	25,856
Apple Inc.	3.750%	9/12/47	12,824	10,231
Apple Inc.	3.750%	11/13/47	12,160	9,674
Apple Inc.	2.950%	9/11/49	24,768	16,916
Apple Inc.	2.650%	5/11/50	32,820	20,958
Apple Inc.	2.400%	8/20/50	29,726	17,986
Apple Inc.	2.650%	2/8/51	44,368	28,036
Apple Inc.	2.700%	8/5/51	18,000	11,422
Apple Inc.	3.950%	8/8/52	18,500	15,018
Apple Inc.	4.850%	5/10/53	4,908	4,757
Apple Inc.	2.550%	8/20/60	16,952	10,301
Apple Inc.	2.800%	2/8/61	24,665	15,063
Apple Inc.	2.850%	8/5/61	10,000	6,149
Apple Inc.	4.100%	8/8/62	7,000	5,662
Applied Materials Inc.	3.900%	10/1/25	17,905	17,646
Applied Materials Inc.	3.300%	4/1/27	17,200	16,523
Applied Materials Inc.	1.750%	6/1/30	6,080	5,119
108

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Applied Materials Inc.	5.100%	10/1/35	6,475	6,554
	Applied Materials Inc.	5.850%	6/15/41	10,905	11,525
	Applied Materials Inc.	4.350%	4/1/47	6,000	5,238
	Applied Materials Inc.	2.750%	6/1/50	8,117	5,307
	Arrow Electronics Inc.	3.875%	1/12/28	6,375	6,036
	Arrow Electronics Inc.	2.950%	2/15/32	4,000	3,342
	Arrow Electronics Inc.	5.875%	4/10/34	5,700	5,642
	Atlassian Corp.	5.250%	5/15/29	5,915	5,914
	Atlassian Corp.	5.500%	5/15/34	5,700	5,646
	Autodesk Inc.	3.500%	6/15/27	4,150	3,975
	Autodesk Inc.	2.850%	1/15/30	10,300	9,181
	Autodesk Inc.	2.400%	12/15/31	13,819	11,459
	Automatic Data Processing Inc.	3.375%	9/15/25	9,025	8,833
	Automatic Data Processing Inc.	1.700%	5/15/28	22,883	20,426
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	6,717
	Avnet Inc.	4.625%	4/15/26	4,625	4,541
	Avnet Inc.	6.250%	3/15/28	5,000	5,126
	Avnet Inc.	3.000%	5/15/31	2,800	2,346
	Block Financial LLC	5.250%	10/1/25	13,075	12,972
	Block Financial LLC	2.500%	7/15/28	2,000	1,793
	Block Financial LLC	3.875%	8/15/30	6,950	6,372
	Booz Allen Hamilton Inc.	5.950%	8/4/33	7,800	8,012
	Broadcom Corp.	3.875%	1/15/27	42,704	41,336
	Broadcom Corp.	3.500%	1/15/28	6,500	6,149
	Broadcom Inc.	3.150%	11/15/25	17,203	16,673
	Broadcom Inc.	3.459%	9/15/26	48,778	46,933
[7]	Broadcom Inc.	1.950%	2/15/28	8,000	7,159
	Broadcom Inc.	4.110%	9/15/28	20,000	19,292
[7]	Broadcom Inc.	4.000%	4/15/29	2,000	1,905
	Broadcom Inc.	4.750%	4/15/29	39,566	39,024
	Broadcom Inc.	5.000%	4/15/30	17,000	17,014
	Broadcom Inc.	4.150%	11/15/30	24,000	22,673
[7]	Broadcom Inc.	2.450%	2/15/31	29,500	24,840
[7]	Broadcom Inc.	4.150%	4/15/32	14,000	12,898
	Broadcom Inc.	4.300%	11/15/32	21,650	20,235
[7]	Broadcom Inc.	2.600%	2/15/33	18,000	14,573
[7]	Broadcom Inc.	3.419%	4/15/33	27,904	24,049
[7]	Broadcom Inc.	3.469%	4/15/34	28,006	23,868
[7]	Broadcom Inc.	3.137%	11/15/35	33,750	27,021
[7]	Broadcom Inc.	3.187%	11/15/36	40,100	31,716
[7]	Broadcom Inc.	4.926%	5/15/37	27,471	25,829
[7]	Broadcom Inc.	3.500%	2/15/41	33,267	25,489
[7]	Broadcom Inc.	3.750%	2/15/51	18,000	13,370
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	2,691
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	8,200	7,307
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	9,107
	CDW LLC	4.250%	4/1/28	8,481	8,092
	CDW LLC	3.250%	2/15/29	9,169	8,273
	CDW LLC	3.569%	12/1/31	7,826	6,820
	CGI Inc.	1.450%	9/14/26	19,725	18,076
	CGI Inc.	2.300%	9/14/31	4,600	3,661
	Cintas Corp. No. 2	3.700%	4/1/27	15,559	14,980
	Cintas Corp. No. 2	4.000%	5/1/32	9,700	9,099
	Cintas Corp. No. 2	6.150%	8/15/36	259	274
	Cisco Systems Inc.	4.900%	2/26/26	18,660	18,637
	Cisco Systems Inc.	2.950%	2/28/26	10,105	9,767
	Cisco Systems Inc.	2.500%	9/20/26	3,240	3,080
	Cisco Systems Inc.	4.800%	2/26/27	32,500	32,410
	Cisco Systems Inc.	4.850%	2/26/29	40,000	39,987
	Cisco Systems Inc.	4.950%	2/26/31	14,428	14,418
	Cisco Systems Inc.	5.050%	2/26/34	39,352	39,314
	Cisco Systems Inc.	5.900%	2/15/39	22,966	24,401
	Cisco Systems Inc.	5.500%	1/15/40	20,142	20,458
	Cisco Systems Inc.	5.300%	2/26/54	22,775	22,331
	Cisco Systems Inc.	5.350%	2/26/64	10,395	10,110
	Concentrix Corp.	6.650%	8/2/26	11,000	11,116
	Concentrix Corp.	6.600%	8/2/28	11,000	11,135
	Concentrix Corp.	6.850%	8/2/33	12,383	12,259
	Corning Inc.	4.700%	3/15/37	2,475	2,287
	Corning Inc.	5.750%	8/15/40	8,460	8,390
109

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corning Inc.	4.750%	3/15/42	5,059	4,515
Corning Inc.	5.350%	11/15/48	1,500	1,404
Corning Inc.	4.375%	11/15/57	7,050	5,527
Corning Inc.	5.850%	11/15/68	3,200	3,132
Corning Inc.	5.450%	11/15/79	16,800	15,455
Dell Inc.	6.500%	4/15/38	14,700	15,402
Dell International LLC	5.850%	7/15/25	9,000	9,016
Dell International LLC	6.020%	6/15/26	33,467	33,820
Dell International LLC	4.900%	10/1/26	22,585	22,364
Dell International LLC	6.100%	7/15/27	22,554	23,136
Dell International LLC	5.250%	2/1/28	10,490	10,559
Dell International LLC	5.300%	10/1/29	18,333	18,434
Dell International LLC	6.200%	7/15/30	4,868	5,108
Dell International LLC	5.750%	2/1/33	8,290	8,522
Dell International LLC	8.100%	7/15/36	11,118	13,246
Dell International LLC	3.375%	12/15/41	10,500	7,684
Dell International LLC	8.350%	7/15/46	7,046	8,917
Dell International LLC	3.450%	12/15/51	18,500	12,528
DXC Technology Co.	1.800%	9/15/26	7,800	7,161
DXC Technology Co.	2.375%	9/15/28	6,900	6,016
Equifax Inc.	2.600%	12/15/25	6,037	5,784
Equifax Inc.	5.100%	6/1/28	31,800	31,666
Equifax Inc.	3.100%	5/15/30	10,310	9,204
Equifax Inc.	2.350%	9/15/31	11,000	9,027
Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	12,121
Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	6,608
Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	6,178
Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	12,272
Fidelity National Information Services Inc.	5.100%	7/15/32	10,000	9,872
Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	6,464
Fidelity National Information Services Inc.	4.500%	8/15/46	300	246
Fiserv Inc.	3.200%	7/1/26	21,000	20,158
Fiserv Inc.	2.250%	6/1/27	13,700	12,643
Fiserv Inc.	5.450%	3/2/28	20,000	20,180
Fiserv Inc.	4.200%	10/1/28	11,000	10,573
Fiserv Inc.	3.500%	7/1/29	34,776	32,160
Fiserv Inc.	2.650%	6/1/30	11,000	9,569
Fiserv Inc.	5.625%	8/21/33	11,887	11,992
Fiserv Inc.	5.450%	3/15/34	12,010	11,932
Fiserv Inc.	4.400%	7/1/49	22,550	18,293
Flex Ltd.	3.750%	2/1/26	6,000	5,822
Flex Ltd.	4.875%	6/15/29	9,819	9,510
Flex Ltd.	4.875%	5/12/30	4,000	3,867
Fortinet Inc.	1.000%	3/15/26	5,000	4,642
Fortinet Inc.	2.200%	3/15/31	5,000	4,117
Genpact Luxembourg Sarl	6.000%	6/4/29	4,125	4,172
Global Payments Inc.	1.200%	3/1/26	8,800	8,192
Global Payments Inc.	4.800%	4/1/26	6,500	6,419
Global Payments Inc.	2.150%	1/15/27	8,050	7,458
Global Payments Inc.	4.950%	8/15/27	1,105	1,094
Global Payments Inc.	4.450%	6/1/28	11,060	10,685
Global Payments Inc.	3.200%	8/15/29	20,743	18,649
Global Payments Inc.	2.900%	5/15/30	8,205	7,146
Global Payments Inc.	2.900%	11/15/31	8,000	6,692
Global Payments Inc.	5.400%	8/15/32	4,700	4,608
Global Payments Inc.	4.150%	8/15/49	9,635	7,249
Global Payments Inc.	5.950%	8/15/52	8,270	7,970
Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	18,809
Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	7,656
Hewlett Packard Enterprise Co.	5.250%	7/1/28	14,000	14,087
Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,959	3,115
Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,783	23,931
HP Inc.	1.450%	6/17/26	15,600	14,469
HP Inc.	3.000%	6/17/27	14,610	13,744
HP Inc.	4.750%	1/15/28	8,500	8,411
HP Inc.	4.000%	4/15/29	10,000	9,523
HP Inc.	3.400%	6/17/30	16,000	14,561
HP Inc.	2.650%	6/17/31	11,000	9,317
HP Inc.	4.200%	4/15/32	10,000	9,264
HP Inc.	5.500%	1/15/33	15,375	15,479
110

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HP Inc.	6.000%	9/15/41	13,170	13,453
Hubbell Inc.	3.350%	3/1/26	2,800	2,711
Hubbell Inc.	3.150%	8/15/27	3,425	3,229
Hubbell Inc.	3.500%	2/15/28	4,645	4,386
Hubbell Inc.	2.300%	3/15/31	3,000	2,499
IBM International Capital Pte. Ltd.	4.600%	2/5/29	6,000	5,891
IBM International Capital Pte. Ltd.	4.900%	2/5/34	27,525	26,712
IBM International Capital Pte. Ltd.	5.300%	2/5/54	41,000	38,401
Intel Corp.	3.400%	3/25/25	27,620	27,197
Intel Corp.	3.700%	7/29/25	23,775	23,367
Intel Corp.	2.600%	5/19/26	11,340	10,807
Intel Corp.	3.750%	3/25/27	9,400	9,096
Intel Corp.	3.750%	8/5/27	5,500	5,305
Intel Corp.	4.875%	2/10/28	18,490	18,420
Intel Corp.	1.600%	8/12/28	10,830	9,480
Intel Corp.	4.000%	8/5/29	15,500	14,798
Intel Corp.	2.450%	11/15/29	29,000	25,495
Intel Corp.	5.125%	2/10/30	13,000	13,053
Intel Corp.	3.900%	3/25/30	19,005	17,858
Intel Corp.	2.000%	8/12/31	13,750	11,194
Intel Corp.	4.150%	8/5/32	17,600	16,475
Intel Corp.	4.000%	12/15/32	9,200	8,462
Intel Corp.	5.200%	2/10/33	44,933	44,857
Intel Corp.	4.600%	3/25/40	3,274	2,953
Intel Corp.	2.800%	8/12/41	8,000	5,537
Intel Corp.	4.800%	10/1/41	12,072	10,972
Intel Corp.	4.250%	12/15/42	10,903	9,048
Intel Corp.	5.625%	2/10/43	4,000	3,963
Intel Corp.	4.900%	7/29/45	18,500	16,888
Intel Corp.	4.100%	5/19/46	21,725	17,343
Intel Corp.	3.734%	12/8/47	29,850	21,956
Intel Corp.	3.250%	11/15/49	16,650	11,165
Intel Corp.	4.750%	3/25/50	21,259	18,312
Intel Corp.	3.050%	8/12/51	7,300	4,630
Intel Corp.	4.900%	8/5/52	25,000	22,035
Intel Corp.	5.700%	2/10/53	39,186	38,549
Intel Corp.	3.100%	2/15/60	10,100	6,118
Intel Corp.	3.200%	8/12/61	7,900	4,862
Intel Corp.	5.050%	8/5/62	17,696	15,630
Intel Corp.	5.900%	2/10/63	13,365	13,359
International Business Machines Corp.	7.000%	10/30/25	7,850	8,024
International Business Machines Corp.	3.450%	2/19/26	17,464	16,973
International Business Machines Corp.	3.300%	5/15/26	37,800	36,526
International Business Machines Corp.	1.700%	5/15/27	15,092	13,761
International Business Machines Corp.	6.220%	8/1/27	1,975	2,039
International Business Machines Corp.	6.500%	1/15/28	50	53
International Business Machines Corp.	4.500%	2/6/28	22,980	22,650
International Business Machines Corp.	3.500%	5/15/29	29,255	27,348
International Business Machines Corp.	1.950%	5/15/30	18,600	15,726
International Business Machines Corp.	4.750%	2/6/33	19,285	18,761
International Business Machines Corp.	4.150%	5/15/39	27,200	23,394
International Business Machines Corp.	5.600%	11/30/39	5,823	5,913
International Business Machines Corp.	2.850%	5/15/40	7,810	5,580
International Business Machines Corp.	4.000%	6/20/42	9,000	7,355
International Business Machines Corp.	4.700%	2/19/46	1,200	1,058
International Business Machines Corp.	4.250%	5/15/49	30,865	25,089
International Business Machines Corp.	2.950%	5/15/50	12,255	7,791
International Business Machines Corp.	4.900%	7/27/52	16,571	14,790
International Business Machines Corp.	5.100%	2/6/53	13,490	12,590
Intuit Inc.	0.950%	7/15/25	4,500	4,300
Intuit Inc.	1.350%	7/15/27	4,500	4,054
Intuit Inc.	1.650%	7/15/30	9,500	7,884
Intuit Inc.	5.200%	9/15/33	10,000	10,046
Intuit Inc.	5.500%	9/15/53	4,000	4,016
Jabil Inc.	1.700%	4/15/26	5,000	4,671
Jabil Inc.	3.950%	1/12/28	6,000	5,699
Jabil Inc.	3.600%	1/15/30	6,070	5,476
Jabil Inc.	3.000%	1/15/31	10,500	8,936
Juniper Networks Inc.	1.200%	12/10/25	2,475	2,324
Juniper Networks Inc.	3.750%	8/15/29	9,025	8,393
111

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Juniper Networks Inc.	2.000%	12/10/30	5,600	4,543
	Juniper Networks Inc.	5.950%	3/15/41	8,680	8,764
	KLA Corp.	4.100%	3/15/29	11,041	10,721
	KLA Corp.	4.650%	7/15/32	5,000	4,877
	KLA Corp.	5.000%	3/15/49	5,125	4,789
	KLA Corp.	3.300%	3/1/50	35,025	24,632
	KLA Corp.	4.950%	7/15/52	12,460	11,596
	KLA Corp.	5.250%	7/15/62	8,080	7,717
	Kyndryl Holdings Inc.	2.050%	10/15/26	3,100	2,858
	Kyndryl Holdings Inc.	2.700%	10/15/28	5,600	4,977
	Kyndryl Holdings Inc.	3.150%	10/15/31	6,700	5,616
	Kyndryl Holdings Inc.	6.350%	2/20/34	676	687
	Kyndryl Holdings Inc.	4.100%	10/15/41	5,000	3,789
	Lam Research Corp.	3.800%	3/15/25	4,901	4,842
	Lam Research Corp.	3.750%	3/15/26	11,500	11,222
	Lam Research Corp.	4.000%	3/15/29	11,580	11,143
	Lam Research Corp.	1.900%	6/15/30	10,394	8,770
	Lam Research Corp.	4.875%	3/15/49	11,046	10,086
	Lam Research Corp.	2.875%	6/15/50	9,600	6,251
	Lam Research Corp.	3.125%	6/15/60	4,900	3,109
	Leidos Inc.	4.375%	5/15/30	6,500	6,143
	Leidos Inc.	2.300%	2/15/31	32,955	27,136
	Marvell Technology Inc.	1.650%	4/15/26	5,000	4,679
	Marvell Technology Inc.	2.450%	4/15/28	7,000	6,318
[4]	Marvell Technology Inc.	4.875%	6/22/28	5,708	5,624
	Marvell Technology Inc.	5.750%	2/15/29	4,675	4,773
	Marvell Technology Inc.	2.950%	4/15/31	7,065	6,091
	Marvell Technology Inc.	5.950%	9/15/33	6,000	6,195
	Microchip Technology Inc.	4.250%	9/1/25	10,000	9,844
	Micron Technology Inc.	4.975%	2/6/26	4,350	4,315
	Micron Technology Inc.	4.185%	2/15/27	15,000	14,580
	Micron Technology Inc.	5.375%	4/15/28	8,000	8,032
	Micron Technology Inc.	5.327%	2/6/29	5,950	5,970
	Micron Technology Inc.	6.750%	11/1/29	4,981	5,296
	Micron Technology Inc.	4.663%	2/15/30	8,000	7,748
	Micron Technology Inc.	2.703%	4/15/32	11,250	9,312
	Micron Technology Inc.	5.875%	2/9/33	8,056	8,233
	Micron Technology Inc.	5.875%	9/15/33	8,500	8,693
	Micron Technology Inc.	3.366%	11/1/41	12,000	8,780
	Micron Technology Inc.	3.477%	11/1/51	3,250	2,235
	Microsoft Corp.	3.125%	11/3/25	29,950	29,218
	Microsoft Corp.	2.400%	8/8/26	41,560	39,533
	Microsoft Corp.	3.400%	9/15/26	8,000	7,745
	Microsoft Corp.	3.300%	2/6/27	51,038	49,240
	Microsoft Corp.	3.400%	6/15/27	1,700	1,635
	Microsoft Corp.	1.350%	9/15/30	3,800	3,133
	Microsoft Corp.	3.500%	2/12/35	23,825	21,574
	Microsoft Corp.	4.200%	11/3/35	1,000	956
	Microsoft Corp.	3.450%	8/8/36	46,559	40,593
	Microsoft Corp.	4.100%	2/6/37	12,172	11,412
	Microsoft Corp.	5.300%	2/8/41	7,000	7,491
	Microsoft Corp.	3.500%	11/15/42	2,500	2,045
	Microsoft Corp.	3.700%	8/8/46	44,925	36,827
	Microsoft Corp.	4.500%	6/15/47	8,930	8,265
	Microsoft Corp.	2.525%	6/1/50	87,159	55,027
	Microsoft Corp.	2.500%	9/15/50	16,100	10,135
	Microsoft Corp.	2.921%	3/17/52	69,454	47,177
	Microsoft Corp.	2.675%	6/1/60	40,222	24,454
	Microsoft Corp.	3.041%	3/17/62	46,066	30,478
	Moody's Corp.	3.750%	3/24/25	6,000	5,915
	Moody's Corp.	3.250%	1/15/28	5,500	5,200
	Moody's Corp.	4.250%	2/1/29	4,000	3,888
	Moody's Corp.	2.000%	8/19/31	31,750	25,788
	Moody's Corp.	2.750%	8/19/41	6,000	4,145
	Moody's Corp.	5.250%	7/15/44	5,515	5,281
	Moody's Corp.	4.875%	12/17/48	4,000	3,582
	Moody's Corp.	3.250%	5/20/50	3,225	2,205
	Moody's Corp.	3.750%	2/25/52	5,000	3,756
	Moody's Corp.	3.100%	11/29/61	8,400	5,145
	Motorola Solutions Inc.	4.600%	2/23/28	9,917	9,741
112

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Motorola Solutions Inc.	5.000%	4/15/29	1,650	1,637
Motorola Solutions Inc.	4.600%	5/23/29	9,300	9,062
Motorola Solutions Inc.	2.300%	11/15/30	8,500	7,146
Motorola Solutions Inc.	2.750%	5/24/31	5,700	4,832
Motorola Solutions Inc.	5.500%	9/1/44	5,495	5,326
NetApp Inc.	2.375%	6/22/27	4,000	3,694
NetApp Inc.	2.700%	6/22/30	32,176	27,947
Nokia OYJ	6.625%	5/15/39	5,250	5,238
Nordson Corp.	5.600%	9/15/28	2,500	2,530
Nordson Corp.	5.800%	9/15/33	4,987	5,118
NVIDIA Corp.	3.200%	9/16/26	12,155	11,748
NVIDIA Corp.	1.550%	6/15/28	13,000	11,586
NVIDIA Corp.	2.850%	4/1/30	14,018	12,710
NVIDIA Corp.	2.000%	6/15/31	13,000	10,923
NVIDIA Corp.	3.500%	4/1/40	30,000	24,824
NVIDIA Corp.	3.500%	4/1/50	20,760	15,914
NVIDIA Corp.	3.700%	4/1/60	3,507	2,645
NXP BV	5.350%	3/1/26	3,500	3,492
NXP BV	3.875%	6/18/26	2,000	1,942
NXP BV	3.150%	5/1/27	8,000	7,565
NXP BV	5.550%	12/1/28	5,000	5,064
NXP BV	4.300%	6/18/29	18,000	17,273
NXP BV	3.400%	5/1/30	11,240	10,176
NXP BV	2.500%	5/11/31	16,000	13,402
NXP BV	2.650%	2/15/32	23,910	19,878
NXP BV	5.000%	1/15/33	12,000	11,706
NXP BV	3.250%	5/11/41	8,600	6,275
NXP BV	3.125%	2/15/42	4,000	2,823
NXP BV	3.250%	11/30/51	5,000	3,292
Oracle Corp.	1.650%	3/25/26	40,430	37,899
Oracle Corp.	2.650%	7/15/26	57,410	54,405
Oracle Corp.	2.800%	4/1/27	39,890	37,457
Oracle Corp.	2.300%	3/25/28	48,953	44,259
Oracle Corp.	4.500%	5/6/28	2,756	2,707
Oracle Corp.	6.150%	11/9/29	12,700	13,280
Oracle Corp.	2.950%	4/1/30	28,065	24,948
Oracle Corp.	4.650%	5/6/30	7,900	7,739
Oracle Corp.	3.250%	5/15/30	10,000	9,064
Oracle Corp.	2.875%	3/25/31	44,800	38,700
Oracle Corp.	4.900%	2/6/33	11,800	11,452
Oracle Corp.	4.300%	7/8/34	30,283	27,582
Oracle Corp.	3.900%	5/15/35	15,600	13,525
Oracle Corp.	3.850%	7/15/36	16,490	13,905
Oracle Corp.	3.800%	11/15/37	10,400	8,567
Oracle Corp.	6.500%	4/15/38	15,000	16,071
Oracle Corp.	6.125%	7/8/39	10,800	11,190
Oracle Corp.	3.600%	4/1/40	24,870	19,116
Oracle Corp.	5.375%	7/15/40	67,604	64,219
Oracle Corp.	3.650%	3/25/41	23,200	17,743
Oracle Corp.	4.500%	7/8/44	11,844	9,848
Oracle Corp.	4.125%	5/15/45	21,375	16,731
Oracle Corp.	4.000%	7/15/46	42,561	32,453
Oracle Corp.	4.000%	11/15/47	44,300	33,546
Oracle Corp.	3.600%	4/1/50	47,300	33,029
Oracle Corp.	3.950%	3/25/51	48,500	35,851
Oracle Corp.	6.900%	11/9/52	22,255	24,876
Oracle Corp.	5.550%	2/6/53	19,955	18,872
Oracle Corp.	4.375%	5/15/55	11,925	9,307
Oracle Corp.	3.850%	4/1/60	25,640	17,631
Oracle Corp.	4.100%	3/25/61	15,225	10,932
PayPal Holdings Inc.	2.650%	10/1/26	15,300	14,480
PayPal Holdings Inc.	2.850%	10/1/29	21,109	19,041
PayPal Holdings Inc.	2.300%	6/1/30	16,750	14,434
PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,762
PayPal Holdings Inc.	5.150%	6/1/34	33,445	33,028
PayPal Holdings Inc.	3.250%	6/1/50	25,000	16,922
PayPal Holdings Inc.	5.050%	6/1/52	1,000	913
PayPal Holdings Inc.	5.500%	6/1/54	8,600	8,334
PayPal Holdings Inc.	5.250%	6/1/62	5,000	4,563
Qorvo Inc.	4.375%	10/15/29	9,000	8,492
113

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	3.250%	5/20/27	15,500	14,804
	QUALCOMM Inc.	1.300%	5/20/28	19,868	17,410
	QUALCOMM Inc.	2.150%	5/20/30	14,485	12,537
	QUALCOMM Inc.	1.650%	5/20/32	29,298	23,084
	QUALCOMM Inc.	4.250%	5/20/32	3,800	3,632
	QUALCOMM Inc.	5.400%	5/20/33	7,675	7,948
	QUALCOMM Inc.	4.650%	5/20/35	9,700	9,434
	QUALCOMM Inc.	4.800%	5/20/45	14,570	13,466
	QUALCOMM Inc.	4.300%	5/20/47	15,420	13,148
	QUALCOMM Inc.	3.250%	5/20/50	6,840	4,829
	QUALCOMM Inc.	4.500%	5/20/52	11,000	9,494
	QUALCOMM Inc.	6.000%	5/20/53	12,000	12,902
	Quanta Services Inc.	2.900%	10/1/30	9,025	7,947
	RELX Capital Inc.	4.000%	3/18/29	14,177	13,624
	RELX Capital Inc.	3.000%	5/22/30	5,598	5,022
	RELX Capital Inc.	4.750%	5/20/32	5,325	5,156
	Roper Technologies Inc.	1.000%	9/15/25	4,500	4,262
	Roper Technologies Inc.	3.850%	12/15/25	9,157	8,948
	Roper Technologies Inc.	3.800%	12/15/26	11,559	11,174
	Roper Technologies Inc.	1.400%	9/15/27	17,709	15,766
	Roper Technologies Inc.	4.200%	9/15/28	7,225	6,980
	Roper Technologies Inc.	2.950%	9/15/29	10,295	9,259
	Roper Technologies Inc.	2.000%	6/30/30	13,776	11,509
	S&P Global Inc.	2.450%	3/1/27	6,000	5,610
	S&P Global Inc.	4.750%	8/1/28	8,865	8,801
	S&P Global Inc.	2.700%	3/1/29	14,000	12,682
	S&P Global Inc.	4.250%	5/1/29	10,700	10,385
	S&P Global Inc.	2.500%	12/1/29	5,300	4,686
	S&P Global Inc.	1.250%	8/15/30	7,400	5,978
	S&P Global Inc.	2.900%	3/1/32	16,000	13,829
[7]	S&P Global Inc.	5.250%	9/15/33	15,000	15,134
	S&P Global Inc.	3.250%	12/1/49	6,500	4,562
	S&P Global Inc.	3.700%	3/1/52	7,820	5,901
	S&P Global Inc.	2.300%	8/15/60	7,950	4,046
	S&P Global Inc.	3.900%	3/1/62	5,545	4,116
	Salesforce Inc.	3.700%	4/11/28	17,050	16,441
	Salesforce Inc.	1.500%	7/15/28	11,500	10,107
	Salesforce Inc.	1.950%	7/15/31	21,000	17,229
	Salesforce Inc.	2.700%	7/15/41	14,930	10,434
	Salesforce Inc.	2.900%	7/15/51	22,600	14,562
	Salesforce Inc.	3.050%	7/15/61	22,230	13,724
	ServiceNow Inc.	1.400%	9/1/30	15,600	12,665
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,393
	Skyworks Solutions Inc.	3.000%	6/1/31	9,500	8,065
	TD SYNNEX Corp.	1.750%	8/9/26	5,000	4,615
	TD SYNNEX Corp.	2.375%	8/9/28	6,000	5,339
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	3,833
	Texas Instruments Inc.	1.375%	3/12/25	7,863	7,646
	Texas Instruments Inc.	1.125%	9/15/26	5,500	5,059
	Texas Instruments Inc.	2.900%	11/3/27	7,497	7,043
	Texas Instruments Inc.	4.600%	2/15/28	10,000	9,918
	Texas Instruments Inc.	2.250%	9/4/29	12,329	10,898
	Texas Instruments Inc.	1.750%	5/4/30	6,300	5,320
	Texas Instruments Inc.	1.900%	9/15/31	3,900	3,221
	Texas Instruments Inc.	4.900%	3/14/33	14,000	13,967
	Texas Instruments Inc.	4.850%	2/8/34	4,440	4,399
	Texas Instruments Inc.	3.875%	3/15/39	11,500	10,037
	Texas Instruments Inc.	4.150%	5/15/48	16,533	13,705
	Texas Instruments Inc.	2.700%	9/15/51	4,000	2,489
	Texas Instruments Inc.	4.100%	8/16/52	3,750	3,057
	Texas Instruments Inc.	5.000%	3/14/53	7,000	6,556
	Texas Instruments Inc.	5.150%	2/8/54	11,700	11,191
	Texas Instruments Inc.	5.050%	5/18/63	18,733	17,369
	TSMC Arizona Corp.	1.750%	10/25/26	13,050	12,079
	TSMC Arizona Corp.	3.875%	4/22/27	6,725	6,502
	TSMC Arizona Corp.	4.125%	4/22/29	5,700	5,522
	TSMC Arizona Corp.	2.500%	10/25/31	24,400	20,651
	TSMC Arizona Corp.	4.250%	4/22/32	3,350	3,230
	TSMC Arizona Corp.	3.125%	10/25/41	10,500	8,138
	TSMC Arizona Corp.	3.250%	10/25/51	19,350	14,228
114

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSMC Arizona Corp.	4.500%	4/22/52	9,900	9,165
	Verisk Analytics Inc.	4.000%	6/15/25	924	909
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	9,703
	Verisk Analytics Inc.	5.250%	6/5/34	10,250	10,089
	Verisk Analytics Inc.	3.625%	5/15/50	13,900	9,994
	VMware LLC	1.400%	8/15/26	16,000	14,731
	VMware LLC	4.650%	5/15/27	17,000	16,718
	VMware LLC	3.900%	8/21/27	27,579	26,452
	VMware LLC	1.800%	8/15/28	8,000	7,005
	VMware LLC	4.700%	5/15/30	11,254	10,888
	VMware LLC	2.200%	8/15/31	16,300	13,247
	Western Digital Corp.	2.850%	2/1/29	5,095	4,415
	Western Digital Corp.	3.100%	2/1/32	5,500	4,473
	Workday Inc.	3.500%	4/1/27	14,875	14,228
	Workday Inc.	3.700%	4/1/29	4,200	3,942
	Workday Inc.	3.800%	4/1/32	14,000	12,579
	Xilinx Inc.	2.375%	6/1/30	8,300	7,174
					6,350,790
Utilities (2.4%)
	AEP Texas Inc.	3.950%	6/1/28	9,350	8,880
	AEP Texas Inc.	5.450%	5/15/29	5,000	5,027
[4]	AEP Texas Inc.	2.100%	7/1/30	7,857	6,540
	AEP Texas Inc.	5.400%	6/1/33	1,359	1,322
	AEP Texas Inc.	5.700%	5/15/34	8,650	8,590
	AEP Texas Inc.	3.800%	10/1/47	3,000	2,148
[4]	AEP Texas Inc.	3.450%	1/15/50	4,186	2,765
	AEP Texas Inc.	5.250%	5/15/52	5,000	4,466
	AEP Transmission Co. LLC	5.150%	4/1/34	2,500	2,446
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	3,229
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	3,516
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	3,492
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	2,894
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	5,962
[4]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	4,145
[4]	AEP Transmission Co. LLC	2.750%	8/15/51	10,200	6,107
[4]	AEP Transmission Co. LLC	4.500%	6/15/52	6,000	4,981
	AEP Transmission Co. LLC	5.400%	3/15/53	3,355	3,211
	AES Corp.	1.375%	1/15/26	9,400	8,807
	AES Corp.	5.450%	6/1/28	18,000	17,966
	AES Corp.	2.450%	1/15/31	9,500	7,822
	Alabama Power Co.	3.750%	9/1/27	5,100	4,916
[4]	Alabama Power Co.	1.450%	9/15/30	8,800	7,166
	Alabama Power Co.	3.050%	3/15/32	7,000	6,059
	Alabama Power Co.	3.940%	9/1/32	11,365	10,443
	Alabama Power Co.	5.850%	11/15/33	6,000	6,245
	Alabama Power Co.	6.125%	5/15/38	1,900	1,999
	Alabama Power Co.	6.000%	3/1/39	6,974	7,251
	Alabama Power Co.	3.850%	12/1/42	3,350	2,675
	Alabama Power Co.	4.150%	8/15/44	5,900	4,845
	Alabama Power Co.	3.750%	3/1/45	6,825	5,228
	Alabama Power Co.	4.300%	1/2/46	14,950	12,393
[4]	Alabama Power Co.	3.700%	12/1/47	5,075	3,778
	Alabama Power Co.	3.450%	10/1/49	12,473	8,851
	Alabama Power Co.	3.125%	7/15/51	13,924	9,220
	Alabama Power Co.	3.000%	3/15/52	12,000	7,786
	Algonquin Power & Utilities Corp.	5.365%	6/15/26	11,500	11,445
	Ameren Corp.	3.650%	2/15/26	2,775	2,691
	Ameren Corp.	5.700%	12/1/26	3,065	3,088
	Ameren Corp.	1.950%	3/15/27	1,000	918
	Ameren Corp.	1.750%	3/15/28	5,000	4,411
	Ameren Corp.	5.000%	1/15/29	3,100	3,068
	Ameren Corp.	3.500%	1/15/31	8,387	7,558
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,032
	Ameren Illinois Co.	3.800%	5/15/28	4,875	4,675
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,045
	Ameren Illinois Co.	3.850%	9/1/32	2,500	2,268
	Ameren Illinois Co.	4.950%	6/1/33	6,000	5,857
	Ameren Illinois Co.	4.150%	3/15/46	775	633
	Ameren Illinois Co.	3.700%	12/1/47	7,336	5,476
115

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	4.500%	3/15/49	3,950	3,373
	Ameren Illinois Co.	3.250%	3/15/50	6,665	4,537
	Ameren Illinois Co.	2.900%	6/15/51	3,500	2,190
	Ameren Illinois Co.	5.900%	12/1/52	7,000	7,219
	Ameren Illinois Co.	5.550%	7/1/54	11,550	11,333
[4]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,880
	American Electric Power Co. Inc.	5.750%	11/1/27	5,641	5,735
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	2,740
[4]	American Electric Power Co. Inc.	4.300%	12/1/28	14,244	13,673
	American Electric Power Co. Inc.	5.200%	1/15/29	6,500	6,467
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	4,002
	American Electric Power Co. Inc.	5.950%	11/1/32	3,500	3,584
	American Electric Power Co. Inc.	5.625%	3/1/33	22,340	22,289
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	2,329
	American Electric Power Co. Inc.	6.950%	12/15/54	9,105	9,072
[4]	American Electric Power Co. Inc.	7.050%	12/15/54	8,250	8,220
	American Electric Power Co. Inc.	3.875%	2/15/62	7,850	7,193
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,433
	American Water Capital Corp.	2.950%	9/1/27	11,000	10,297
	American Water Capital Corp.	3.450%	6/1/29	7,120	6,629
	American Water Capital Corp.	2.800%	5/1/30	3,000	2,637
	American Water Capital Corp.	2.300%	6/1/31	8,000	6,622
	American Water Capital Corp.	4.450%	6/1/32	8,200	7,811
	American Water Capital Corp.	5.150%	3/1/34	7,500	7,431
	American Water Capital Corp.	6.593%	10/15/37	6,820	7,579
	American Water Capital Corp.	4.300%	12/1/42	1,000	848
	American Water Capital Corp.	4.300%	9/1/45	1,525	1,280
	American Water Capital Corp.	4.000%	12/1/46	1,025	807
	American Water Capital Corp.	3.750%	9/1/47	11,935	9,037
	American Water Capital Corp.	4.200%	9/1/48	5,293	4,293
	American Water Capital Corp.	4.150%	6/1/49	4,800	3,850
	American Water Capital Corp.	3.450%	5/1/50	8,599	6,067
	American Water Capital Corp.	3.250%	6/1/51	9,500	6,447
	American Water Capital Corp.	5.450%	3/1/54	10,885	10,513
[4]	Appalachian Power Co.	2.700%	4/1/31	4,000	3,358
[4]	Appalachian Power Co.	4.500%	8/1/32	3,524	3,256
	Appalachian Power Co.	5.650%	4/1/34	12,500	12,383
	Appalachian Power Co.	7.000%	4/1/38	2,480	2,719
	Appalachian Power Co.	4.400%	5/15/44	8,395	6,691
	Appalachian Power Co.	4.450%	6/1/45	3,125	2,510
[4]	Appalachian Power Co.	4.500%	3/1/49	5,420	4,283
[4]	Appalachian Power Co.	3.700%	5/1/50	11,945	8,253
	Arizona Public Service Co.	2.950%	9/15/27	5,300	4,935
	Arizona Public Service Co.	2.600%	8/15/29	3,000	2,655
	Arizona Public Service Co.	6.350%	12/15/32	4,297	4,510
	Arizona Public Service Co.	5.550%	8/1/33	5,000	4,960
	Arizona Public Service Co.	5.700%	8/15/34	3,500	3,494
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,379
	Arizona Public Service Co.	4.500%	4/1/42	875	734
	Arizona Public Service Co.	4.350%	11/15/45	6,130	4,984
	Arizona Public Service Co.	3.750%	5/15/46	2,250	1,656
	Arizona Public Service Co.	4.200%	8/15/48	4,000	3,107
	Arizona Public Service Co.	3.500%	12/1/49	5,000	3,392
	Arizona Public Service Co.	3.350%	5/15/50	3,590	2,392
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,153
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	2,931
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,484
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,339
	Atmos Energy Corp.	1.500%	1/15/31	5,500	4,409
	Atmos Energy Corp.	5.450%	10/15/32	1,700	1,722
	Atmos Energy Corp.	5.900%	11/15/33	9,750	10,183
	Atmos Energy Corp.	5.500%	6/15/41	4,660	4,633
	Atmos Energy Corp.	4.150%	1/15/43	3,435	2,872
	Atmos Energy Corp.	4.125%	10/15/44	3,615	2,986
	Atmos Energy Corp.	4.125%	3/15/49	7,938	6,253
	Atmos Energy Corp.	3.375%	9/15/49	3,570	2,471
	Atmos Energy Corp.	2.850%	2/15/52	9,304	5,757
	Atmos Energy Corp.	5.750%	10/15/52	6,000	6,076
	Atmos Energy Corp.	6.200%	11/15/53	11,600	12,504
	Avangrid Inc.	3.800%	6/1/29	3,900	3,628
116

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avista Corp.	4.350%	6/1/48	8,200	6,777
	Avista Corp.	4.000%	4/1/52	4,000	3,000
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,121
	Baltimore Gas & Electric Co.	2.250%	6/15/31	6,000	4,998
[4]	Baltimore Gas & Electric Co.	5.300%	6/1/34	7,525	7,479
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	3,765
[4]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	3,325
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	2,888
	Baltimore Gas & Electric Co.	4.550%	6/1/52	13,000	10,853
	Baltimore Gas & Electric Co.	5.400%	6/1/53	8,387	8,019
[4]	Baltimore Gas & Electric Co.	5.650%	6/1/54	10,000	9,883
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	727
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	11,700	10,884
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,498	5,966
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	14,986
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	3,403
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,875	7,411
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,475	4,768
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	8,148	5,999
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	4,006	3,276
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	20,190
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	11,045	6,747
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	10,500	8,722
	Black Hills Corp.	3.950%	1/15/26	4,300	4,195
	Black Hills Corp.	3.150%	1/15/27	3,375	3,198
	Black Hills Corp.	5.950%	3/15/28	2,500	2,555
	Black Hills Corp.	3.050%	10/15/29	2,905	2,584
	Black Hills Corp.	2.500%	6/15/30	5,000	4,212
	Black Hills Corp.	4.350%	5/1/33	4,745	4,263
	Black Hills Corp.	6.150%	5/15/34	14,500	14,787
	Black Hills Corp.	6.000%	1/15/35	5,550	5,585
	Black Hills Corp.	4.200%	9/15/46	3,200	2,484
[4]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,337
[4]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	191
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	4,000	4,033
[4]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,100	3,449
[4]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	4,000	3,448
[4]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	2,500	2,365
[4]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	111
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	6,250	6,093
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	4,295	4,259
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	3,200	2,472
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	391
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	2,956
[4]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	2,487
[4]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	8,700	5,571
[4]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	4,858
[4]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	8,650	6,246
[4]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	5,521	4,904
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,400	2,297
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	4,156
	CenterPoint Energy Inc.	5.250%	8/10/26	3,500	3,492
	CenterPoint Energy Inc.	4.250%	11/1/28	1,094	1,044
	CenterPoint Energy Inc.	5.400%	6/1/29	13,500	13,551
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	6,401
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	2,525
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	2,925
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	4,500	4,516
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	6,755
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	4,078
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	13,250	12,438
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	20,210	20,199
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,200	2,178
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	4,775	4,871
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	2,585
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	5,871
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,025	2,489
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	4,583
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,092
	CMS Energy Corp.	3.450%	8/15/27	2,975	2,831
117

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CMS Energy Corp.	4.875%	3/1/44	8,205	7,390
[4]	CMS Energy Corp.	4.750%	6/1/50	4,100	3,750
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,665
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,500
[4]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	2,884
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	10,618
[4]	Commonwealth Edison Co.	3.150%	3/15/32	6,000	5,239
	Commonwealth Edison Co.	4.900%	2/1/33	2,500	2,440
	Commonwealth Edison Co.	5.300%	6/1/34	2,400	2,400
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	4,167
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,079
	Commonwealth Edison Co.	3.800%	10/1/42	11,353	8,932
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,182
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	4,297
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	5,446
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	4,896
[4]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	4,513
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	7,947
[4]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	5,007
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	7,679
[4]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	4,564
[4]	Commonwealth Edison Co.	3.850%	3/15/52	8,400	6,218
	Commonwealth Edison Co.	5.300%	2/1/53	3,500	3,308
	Commonwealth Edison Co.	5.650%	6/1/54	3,250	3,234
[4]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,470
[4]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	4,959
[4]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,201
	Connecticut Light & Power Co.	4.900%	7/1/33	3,000	2,915
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	4,578
[4]	Connecticut Light & Power Co.	4.150%	6/1/45	4,650	3,810
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	6,660
	Connecticut Light & Power Co.	5.250%	1/15/53	5,220	4,988
[4]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	2,977
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	20,792	17,556
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	5,170	5,160
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	5,000	5,081
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	3,000	3,014
[4]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,030
[4]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	10,031
[4]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	1,833
[4]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	859
[4]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,525	10,544
[4]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	8,402
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	5,519
[4]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	97
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,077	5,650
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	9,922
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	6,517
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	5,741
[4]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	13,130
[4]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	7,500	6,384
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	1,717
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,828	1,428
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,932	1,272
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	9,865	10,455
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	10,000	10,238
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	10,300	10,278
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	5,000	4,232
[4]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	5,847
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,103
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	22,972	18,726
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,500	5,212
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	9,680	6,648
	Constellation Energy Generation LLC	5.600%	3/1/28	7,704	7,803
	Constellation Energy Generation LLC	5.800%	3/1/33	15,400	15,728
	Constellation Energy Generation LLC	6.125%	1/15/34	4,000	4,170
	Constellation Energy Generation LLC	6.250%	10/1/39	4,321	4,462
	Constellation Energy Generation LLC	5.750%	10/1/41	7,650	7,527
	Constellation Energy Generation LLC	5.600%	6/15/42	10,048	9,696
	Constellation Energy Generation LLC	6.500%	10/1/53	9,750	10,362
118

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Energy Generation LLC	5.750%	3/15/54	19,050	18,467
	Consumers Energy Co.	4.650%	3/1/28	2,500	2,477
	Consumers Energy Co.	3.800%	11/15/28	3,000	2,861
	Consumers Energy Co.	4.900%	2/15/29	8,864	8,828
	Consumers Energy Co.	4.600%	5/30/29	4,500	4,428
	Consumers Energy Co.	3.600%	8/15/32	1,029	924
	Consumers Energy Co.	4.625%	5/15/33	2,000	1,915
	Consumers Energy Co.	3.950%	5/15/43	13,680	11,101
	Consumers Energy Co.	3.250%	8/15/46	3,325	2,411
	Consumers Energy Co.	3.950%	7/15/47	2,950	2,365
	Consumers Energy Co.	4.050%	5/15/48	6,300	5,123
	Consumers Energy Co.	4.350%	4/15/49	2,400	2,023
	Consumers Energy Co.	3.100%	8/15/50	10,250	7,065
	Consumers Energy Co.	3.500%	8/1/51	14,200	10,410
	Consumers Energy Co.	2.650%	8/15/52	1,433	884
	Consumers Energy Co.	4.200%	9/1/52	4,204	3,400
	Consumers Energy Co.	2.500%	5/1/60	3,083	1,740
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	4,322
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,476
[4]	Dominion Energy Inc.	1.450%	4/15/26	10,100	9,410
[4]	Dominion Energy Inc.	2.850%	8/15/26	9,650	9,160
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,409
[4]	Dominion Energy Inc.	3.375%	4/1/30	18,424	16,641
[4]	Dominion Energy Inc.	2.250%	8/15/31	8,000	6,510
[4]	Dominion Energy Inc.	4.350%	8/15/32	3,708	3,456
	Dominion Energy Inc.	5.375%	11/15/32	10,000	9,918
[4]	Dominion Energy Inc.	6.300%	3/15/33	3,175	3,283
[4]	Dominion Energy Inc.	5.250%	8/1/33	6,000	5,857
[4]	Dominion Energy Inc.	5.950%	6/15/35	7,360	7,470
	Dominion Energy Inc.	7.000%	6/15/38	3,600	3,913
[4]	Dominion Energy Inc.	3.300%	4/15/41	6,100	4,403
[4]	Dominion Energy Inc.	4.900%	8/1/41	10,135	8,917
[4]	Dominion Energy Inc.	4.050%	9/15/42	5,214	4,082
	Dominion Energy Inc.	4.700%	12/1/44	3,375	2,856
[4]	Dominion Energy Inc.	4.600%	3/15/49	3,100	2,575
[4]	Dominion Energy Inc.	4.850%	8/15/52	3,426	2,948
[4]	Dominion Energy Inc.	7.000%	6/1/54	2,325	2,423
[4]	Dominion Energy Inc.	6.875%	2/1/55	2,800	2,861
[4]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	2,880
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	2,743
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,300	2,302
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,692	5,922
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,488
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	5,605
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	10,550	9,366
	DTE Electric Co.	3.375%	3/1/25	150	148
	DTE Electric Co.	4.850%	12/1/26	5,600	5,595
[4]	DTE Electric Co.	1.900%	4/1/28	6,400	5,733
	DTE Electric Co.	2.250%	3/1/30	20,951	18,087
[4]	DTE Electric Co.	2.625%	3/1/31	7,985	6,884
	DTE Electric Co.	5.200%	4/1/33	24,500	24,465
	DTE Electric Co.	5.200%	3/1/34	5,600	5,582
[4]	DTE Electric Co.	4.000%	4/1/43	1,971	1,617
	DTE Electric Co.	3.700%	3/15/45	5,750	4,432
	DTE Electric Co.	3.700%	6/1/46	2,000	1,526
	DTE Electric Co.	3.750%	8/15/47	6,927	5,247
	DTE Electric Co.	3.950%	3/1/49	8,800	6,933
	DTE Electric Co.	2.950%	3/1/50	4,450	2,867
[4]	DTE Electric Co.	3.250%	4/1/51	5,000	3,374
	DTE Electric Co.	5.400%	4/1/53	19,061	18,609
	DTE Energy Co.	2.850%	10/1/26	33,494	31,714
	DTE Energy Co.	4.875%	6/1/28	4,685	4,610
	DTE Energy Co.	5.100%	3/1/29	13,650	13,543
[4]	DTE Energy Co.	3.400%	6/15/29	14,552	13,336
	DTE Energy Co.	2.950%	3/1/30	2,625	2,310
	DTE Energy Co.	5.850%	6/1/34	6,500	6,595
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	596
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	6,729
[4]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	3,806
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	5,289
119

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	5,333
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,150	6,090
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,000	4,282
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	7,031
	Duke Energy Carolinas LLC	4.950%	1/15/33	14,000	13,772
	Duke Energy Carolinas LLC	4.850%	1/15/34	8,000	7,743
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	5,682
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,133
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	6,429
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	9,268
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	5,712
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	5,209
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,925	3,704
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	8,600
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	4,500
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	7,401
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	7,852
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,500	5,931
	Duke Energy Carolinas LLC	3.550%	3/15/52	6,200	4,363
	Duke Energy Carolinas LLC	5.350%	1/15/53	10,000	9,499
	Duke Energy Carolinas LLC	5.400%	1/15/54	9,000	8,625
	Duke Energy Corp.	0.900%	9/15/25	6,548	6,199
	Duke Energy Corp.	5.000%	12/8/25	2,000	1,991
	Duke Energy Corp.	2.650%	9/1/26	12,480	11,802
	Duke Energy Corp.	3.150%	8/15/27	7,775	7,329
	Duke Energy Corp.	5.000%	12/8/27	4,930	4,903
	Duke Energy Corp.	4.300%	3/15/28	13,400	13,003
	Duke Energy Corp.	3.400%	6/15/29	5,000	4,622
	Duke Energy Corp.	2.450%	6/1/30	15,000	12,893
	Duke Energy Corp.	2.550%	6/15/31	7,400	6,197
	Duke Energy Corp.	4.500%	8/15/32	10,000	9,354
	Duke Energy Corp.	5.750%	9/15/33	15,000	15,243
	Duke Energy Corp.	5.450%	6/15/34	16,375	16,196
	Duke Energy Corp.	3.300%	6/15/41	2,655	1,926
	Duke Energy Corp.	4.800%	12/15/45	9,966	8,565
	Duke Energy Corp.	3.750%	9/1/46	18,234	13,280
	Duke Energy Corp.	3.950%	8/15/47	13,187	9,805
	Duke Energy Corp.	4.200%	6/15/49	6,234	4,793
	Duke Energy Corp.	3.500%	6/15/51	7,100	4,789
	Duke Energy Corp.	5.000%	8/15/52	21,754	18,910
	Duke Energy Corp.	6.100%	9/15/53	10,000	10,156
	Duke Energy Corp.	5.800%	6/15/54	16,150	15,699
	Duke Energy Corp.	3.250%	1/15/82	4,000	3,592
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	10,911
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,609
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	7,987
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	5,889
	Duke Energy Florida LLC	2.400%	12/15/31	7,340	6,090
	Duke Energy Florida LLC	5.875%	11/15/33	4,500	4,675
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	3,478
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	5,520
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	6,260
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	794
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	4,676
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	2,849
	Duke Energy Florida LLC	3.000%	12/15/51	14,300	9,000
	Duke Energy Florida LLC	5.950%	11/15/52	12,595	12,848
	Duke Energy Florida LLC	6.200%	11/15/53	6,595	6,993
[4]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,610	2,455
	Duke Energy Indiana LLC	5.250%	3/1/34	2,000	1,994
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	2,894
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	3,971
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,043
[4]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	4,428
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	11,695
[4]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	5,532
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	2,789
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	6,854
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,279
	Duke Energy Ohio Inc.	5.250%	4/1/33	7,583	7,516
120

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,766	3,493
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	4,654
	Duke Energy Ohio Inc.	5.650%	4/1/53	1,340	1,294
	Duke Energy Ohio Inc.	5.550%	3/15/54	5,000	4,817
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	10,723
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	5,385
	Duke Energy Progress LLC	3.450%	3/15/29	11,912	11,113
	Duke Energy Progress LLC	2.000%	8/15/31	14,400	11,734
	Duke Energy Progress LLC	3.400%	4/1/32	5,000	4,416
	Duke Energy Progress LLC	5.250%	3/15/33	4,000	3,989
	Duke Energy Progress LLC	5.100%	3/15/34	11,000	10,914
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	4,482
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	5,247
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	5,126
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	5,125
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	3,072
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	2,761
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	3,108
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	2,040
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	1,379
	Duke Energy Progress LLC	2.900%	8/15/51	10,923	6,760
	Duke Energy Progress LLC	4.000%	4/1/52	4,000	3,026
	Duke Energy Progress LLC	5.350%	3/15/53	4,495	4,217
[4]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	2,398	2,194
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	3,400	2,744
[4]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	3,425	2,548
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	828
	Edison International	4.700%	8/15/25	5,000	4,941
	Edison International	5.750%	6/15/27	3,000	3,028
	Edison International	4.125%	3/15/28	5,197	4,964
	Edison International	5.250%	11/15/28	5,000	4,955
	Edison International	5.450%	6/15/29	6,025	6,023
	Edison International	6.950%	11/15/29	1,000	1,063
	El Paso Electric Co.	6.000%	5/15/35	800	803
	El Paso Electric Co.	5.000%	12/1/44	3,200	2,702
	Emera US Finance LP	3.550%	6/15/26	1,049	1,006
	Emera US Finance LP	4.750%	6/15/46	11,925	9,808
	Enel Americas SA	4.000%	10/25/26	4,115	3,955
	Enel Chile SA	4.875%	6/12/28	10,875	10,515
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,008
	Entergy Arkansas LLC	4.000%	6/1/28	2,000	1,926
	Entergy Arkansas LLC	5.150%	1/15/33	4,500	4,443
	Entergy Arkansas LLC	5.300%	9/15/33	4,615	4,589
	Entergy Arkansas LLC	5.450%	6/1/34	1,100	1,102
	Entergy Arkansas LLC	4.200%	4/1/49	4,668	3,714
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	3,485
	Entergy Arkansas LLC	3.350%	6/15/52	5,000	3,358
	Entergy Arkansas LLC	5.750%	6/1/54	5,555	5,510
	Entergy Corp.	0.900%	9/15/25	7,500	7,098
	Entergy Corp.	2.950%	9/1/26	8,900	8,441
	Entergy Corp.	1.900%	6/15/28	7,000	6,166
	Entergy Corp.	2.800%	6/15/30	9,541	8,326
	Entergy Corp.	2.400%	6/15/31	6,000	4,951
	Entergy Corp.	3.750%	6/15/50	9,319	6,583
	Entergy Corp.	7.125%	12/1/54	8,500	8,435
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	3,982
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,284
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,402
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	2,573
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	6,143
	Entergy Louisiana LLC	2.350%	6/15/32	10,000	8,130
	Entergy Louisiana LLC	4.000%	3/15/33	12,845	11,562
	Entergy Louisiana LLC	5.350%	3/15/34	5,850	5,806
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	4,113
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	4,703
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	11,336
	Entergy Louisiana LLC	4.200%	4/1/50	6,200	4,870
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	5,899
	Entergy Louisiana LLC	4.750%	9/15/52	2,140	1,841
	Entergy Louisiana LLC	5.700%	3/15/54	10,600	10,447
121

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	7,561
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	3,877
	Entergy Mississippi LLC	3.850%	6/1/49	8,025	5,910
	Entergy Mississippi LLC	5.850%	6/1/54	5,350	5,329
	Entergy Texas Inc.	4.000%	3/30/29	2,000	1,912
	Entergy Texas Inc.	1.750%	3/15/31	6,000	4,837
	Entergy Texas Inc.	3.550%	9/30/49	7,585	5,399
	Entergy Texas Inc.	5.800%	9/1/53	2,000	1,999
	Essential Utilities Inc.	3.566%	5/1/29	4,000	3,713
	Essential Utilities Inc.	2.704%	4/15/30	6,000	5,216
	Essential Utilities Inc.	5.375%	1/15/34	5,000	4,914
	Essential Utilities Inc.	4.276%	5/1/49	4,300	3,403
	Essential Utilities Inc.	3.351%	4/15/50	5,000	3,361
	Essential Utilities Inc.	5.300%	5/1/52	15,000	13,690
	Evergy Inc.	2.900%	9/15/29	10,500	9,381
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	5,941
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,280
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	3,284
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	3,198
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	3,128
	Evergy Kansas Central Inc.	3.450%	4/15/50	11,256	7,746
	Evergy Kansas Central Inc.	5.700%	3/15/53	4,255	4,172
[4]	Evergy Metro Inc.	2.250%	6/1/30	3,300	2,806
	Evergy Metro Inc.	5.400%	4/1/34	8,000	7,942
	Evergy Metro Inc.	5.300%	10/1/41	5,355	5,046
	Evergy Metro Inc.	4.200%	6/15/47	5,255	4,207
	Evergy Metro Inc.	4.200%	3/15/48	3,000	2,385
[7]	Evergy Missouri West Inc.	5.650%	6/1/34	3,250	3,262
[4]	Eversource Energy	0.800%	8/15/25	5,600	5,306
	Eversource Energy	2.900%	3/1/27	7,200	6,761
	Eversource Energy	4.600%	7/1/27	5,000	4,895
[4]	Eversource Energy	3.300%	1/15/28	8,850	8,259
	Eversource Energy	5.450%	3/1/28	13,200	13,241
[4]	Eversource Energy	4.250%	4/1/29	6,205	5,910
[4]	Eversource Energy	1.650%	8/15/30	9,510	7,676
	Eversource Energy	2.550%	3/15/31	3,500	2,909
	Eversource Energy	5.850%	4/15/31	10,000	10,135
	Eversource Energy	3.375%	3/1/32	14,500	12,454
	Eversource Energy	5.125%	5/15/33	7,500	7,191
	Eversource Energy	5.500%	1/1/34	12,500	12,262
	Eversource Energy	5.950%	7/15/34	13,750	13,883
	Eversource Energy	3.450%	1/15/50	10,850	7,427
	Exelon Corp.	3.400%	4/15/26	7,075	6,847
	Exelon Corp.	2.750%	3/15/27	7,000	6,562
	Exelon Corp.	5.150%	3/15/28	10,500	10,471
	Exelon Corp.	5.150%	3/15/29	8,000	7,973
	Exelon Corp.	4.050%	4/15/30	15,150	14,227
	Exelon Corp.	3.350%	3/15/32	16,727	14,647
	Exelon Corp.	5.300%	3/15/33	3,093	3,071
	Exelon Corp.	5.450%	3/15/34	4,500	4,468
[4]	Exelon Corp.	4.950%	6/15/35	9,790	9,116
	Exelon Corp.	5.625%	6/15/35	5,880	5,866
	Exelon Corp.	5.100%	6/15/45	6,725	6,111
	Exelon Corp.	4.450%	4/15/46	12,626	10,423
	Exelon Corp.	4.700%	4/15/50	13,011	10,991
	Exelon Corp.	4.100%	3/15/52	10,660	8,178
	Exelon Corp.	5.600%	3/15/53	4,720	4,541
[4]	FirstEnergy Corp.	4.150%	7/15/27	15,545	14,910
	FirstEnergy Corp.	2.650%	3/1/30	3,429	2,976
[4]	FirstEnergy Corp.	2.250%	9/1/30	5,850	4,898
[4]	FirstEnergy Corp.	5.100%	7/15/47	11,000	9,401
[4]	FirstEnergy Corp.	3.400%	3/1/50	18,300	12,150
	Florida Power & Light Co.	3.125%	12/1/25	6,000	5,824
	Florida Power & Light Co.	4.450%	5/15/26	7,500	7,411
[4]	Florida Power & Light Co.	3.300%	5/30/27	2,325	2,214
	Florida Power & Light Co.	5.050%	4/1/28	12,555	12,604
	Florida Power & Light Co.	4.400%	5/15/28	9,000	8,839
	Florida Power & Light Co.	5.150%	6/15/29	7,500	7,566
	Florida Power & Light Co.	4.625%	5/15/30	9,000	8,818
	Florida Power & Light Co.	2.450%	2/3/32	21,895	18,249
122

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.100%	4/1/33	13,000	12,942
	Florida Power & Light Co.	4.800%	5/15/33	4,613	4,486
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,009
	Florida Power & Light Co.	5.300%	6/15/34	4,175	4,211
	Florida Power & Light Co.	5.650%	2/1/37	3,379	3,444
	Florida Power & Light Co.	5.950%	2/1/38	3,250	3,413
	Florida Power & Light Co.	5.960%	4/1/39	11,319	11,806
	Florida Power & Light Co.	5.250%	2/1/41	975	952
	Florida Power & Light Co.	4.125%	2/1/42	5,425	4,574
	Florida Power & Light Co.	4.050%	6/1/42	4,600	3,840
	Florida Power & Light Co.	3.800%	12/15/42	1,535	1,223
	Florida Power & Light Co.	4.050%	10/1/44	2,973	2,437
	Florida Power & Light Co.	3.950%	3/1/48	19,054	15,002
	Florida Power & Light Co.	3.990%	3/1/49	9,122	7,216
	Florida Power & Light Co.	3.150%	10/1/49	9,675	6,579
	Florida Power & Light Co.	2.875%	12/4/51	15,500	9,845
	Florida Power & Light Co.	5.300%	4/1/53	8,100	7,800
	Florida Power & Light Co.	5.600%	6/15/54	13,500	13,643
	Fortis Inc.	3.055%	10/4/26	13,973	13,257
	Georgia Power Co.	3.250%	4/1/26	8,250	7,974
	Georgia Power Co.	5.004%	2/23/27	8,025	8,005
	Georgia Power Co.	3.250%	3/30/27	3,500	3,330
	Georgia Power Co.	4.650%	5/16/28	13,000	12,813
[4]	Georgia Power Co.	2.650%	9/15/29	10,000	8,910
	Georgia Power Co.	4.950%	5/17/33	20,468	19,968
	Georgia Power Co.	5.250%	3/15/34	7,950	7,928
[4]	Georgia Power Co.	4.750%	9/1/40	5,425	4,888
	Georgia Power Co.	4.300%	3/15/42	11,290	9,589
	Georgia Power Co.	4.300%	3/15/43	2,555	2,125
[4]	Georgia Power Co.	3.700%	1/30/50	2,400	1,769
[4]	Georgia Power Co.	3.250%	3/15/51	7,500	5,090
	Iberdrola International BV	6.750%	7/15/36	3,835	4,299
[4]	Idaho Power Co.	5.500%	3/15/53	2,100	2,002
[4]	Idaho Power Co.	5.800%	4/1/54	5,750	5,707
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	2,854
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	4,025
[4]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	9,281
[4]	Indiana Michigan Power Co.	3.750%	7/1/47	6,454	4,756
	Indiana Michigan Power Co.	4.250%	8/15/48	490	390
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	3,618
	Indiana Michigan Power Co.	5.625%	4/1/53	2,500	2,431
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,383
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	8,213
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	6,827
	Interstate Power & Light Co.	5.700%	10/15/33	3,000	3,031
	Interstate Power & Light Co.	6.250%	7/15/39	3,275	3,399
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,147
	Interstate Power & Light Co.	3.100%	11/30/51	4,000	2,538
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,086
[7]	IPALCO Enterprises Inc.	5.750%	4/1/34	5,300	5,253
	ITC Holdings Corp.	3.250%	6/30/26	4,865	4,658
	ITC Holdings Corp.	3.350%	11/15/27	6,505	6,133
	ITC Holdings Corp.	5.300%	7/1/43	4,226	3,872
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,500	2,332
[4]	Kentucky Utilities Co.	5.450%	4/15/33	3,750	3,774
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	8,239
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	5,743
	Kentucky Utilities Co.	3.300%	6/1/50	11,000	7,444
[4]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	4,531
[4]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,500	2,514
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	7,849
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,907
	MidAmerican Energy Co.	3.650%	4/15/29	14,300	13,519
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	4,617
	MidAmerican Energy Co.	5.350%	1/15/34	5,000	5,062
[4]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	2,698
[4]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	3,367
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	4,611
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	4,132
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	4,286
123

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	2,491
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	6,050
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	7,006
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	3,348
	MidAmerican Energy Co.	5.850%	9/15/54	16,200	16,603
	MidAmerican Energy Co.	5.300%	2/1/55	9,050	8,619
[4]	Mississippi Power Co.	4.250%	3/15/42	4,400	3,614
	National Fuel Gas Co.	5.200%	7/15/25	1,921	1,906
	National Fuel Gas Co.	5.500%	1/15/26	4,498	4,481
	National Fuel Gas Co.	5.500%	10/1/26	2,990	2,984
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,815
	National Fuel Gas Co.	4.750%	9/1/28	11,000	10,679
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,257
	National Grid plc	5.602%	6/12/28	4,000	4,037
	National Grid plc	5.809%	6/12/33	6,921	6,954
	National Grid plc	5.418%	1/11/34	8,500	8,317
	National Grid USA	5.803%	4/1/35	2,817	2,807
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	1,000	1,000
[4]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	7,096
[4]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	15,368
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,038
[4]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	8,100	8,107
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	10,924
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	1,500	1,488
[4]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	3,500	3,508
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	2,858
[4]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	8,500	8,453
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,730	9,172
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	11,525	11,558
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,063
[4]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	5,000	4,948
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,126
[4]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	2,771
[4]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	1,743
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,552	5,995
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,909	2,681
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	2,000	2,058
[4]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,831
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	7,491
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	6,844
[4]	Nevada Power Co.	3.700%	5/1/29	5,575	5,255
[4]	Nevada Power Co.	2.400%	5/1/30	10,044	8,644
[4]	Nevada Power Co.	6.650%	4/1/36	965	1,039
[4]	Nevada Power Co.	6.750%	7/1/37	5,575	6,146
[4]	Nevada Power Co.	3.125%	8/1/50	3,114	1,988
[4]	Nevada Power Co.	5.900%	5/1/53	2,000	1,997
	Nevada Power Co.	6.000%	3/15/54	11,000	11,170
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	2,500	2,504
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	12,000	12,027
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,595	21,580
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	6,783	6,675
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	13,200	13,076
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	14,146
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/29	10,100	10,004
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	12,509
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	298
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	4,750	4,711
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	40,931
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	9,500	9,262
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	24,056	23,402
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	6,000	5,895
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	22,150	20,502
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	6,750	6,477
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	17,214	17,381
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	12,400	12,430
[4]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	4,577
[4]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	2,958
	NiSource Inc.	0.950%	8/15/25	13,258	12,595
	NiSource Inc.	3.490%	5/15/27	10,500	10,014
	NiSource Inc.	5.250%	3/30/28	17,760	17,741
124

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.200%	7/1/29	5,200	5,181
	NiSource Inc.	2.950%	9/1/29	8,020	7,205
	NiSource Inc.	3.600%	5/1/30	5,000	4,589
	NiSource Inc.	1.700%	2/15/31	14,545	11,583
	NiSource Inc.	5.400%	6/30/33	5,000	4,949
	NiSource Inc.	5.350%	4/1/34	11,500	11,281
	NiSource Inc.	5.950%	6/15/41	8,021	8,037
	NiSource Inc.	5.250%	2/15/43	5,120	4,700
	NiSource Inc.	4.800%	2/15/44	4,698	4,077
	NiSource Inc.	5.650%	2/1/45	767	741
	NiSource Inc.	4.375%	5/15/47	14,975	12,030
	NiSource Inc.	3.950%	3/30/48	5,000	3,744
	NiSource Inc.	5.000%	6/15/52	10,242	9,055
	NiSource Inc.	6.950%	11/30/54	2,600	2,613
	Northern States Power Co.	2.250%	4/1/31	4,000	3,364
	Northern States Power Co.	6.250%	6/1/36	840	898
	Northern States Power Co.	6.200%	7/1/37	2,705	2,894
	Northern States Power Co.	5.350%	11/1/39	3,295	3,228
	Northern States Power Co.	4.000%	8/15/45	2,100	1,661
	Northern States Power Co.	3.600%	5/15/46	4,475	3,312
	Northern States Power Co.	3.600%	9/15/47	1,000	728
	Northern States Power Co.	2.900%	3/1/50	7,305	4,648
	Northern States Power Co.	2.600%	6/1/51	5,300	3,160
	Northern States Power Co.	3.200%	4/1/52	4,000	2,662
	Northern States Power Co.	4.500%	6/1/52	5,000	4,225
	Northern States Power Co.	5.100%	5/15/53	7,450	6,876
	Northern States Power Co.	5.400%	3/15/54	8,000	7,730
	Northern States Power Co.	5.650%	6/15/54	7,500	7,487
	NorthWestern Corp.	4.176%	11/15/44	6,425	5,236
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,713
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,326
	NSTAR Electric Co.	5.400%	6/1/34	8,000	8,007
	NSTAR Electric Co.	5.500%	3/15/40	5,005	4,951
	NSTAR Electric Co.	4.400%	3/1/44	2,300	1,948
	NSTAR Electric Co.	4.550%	6/1/52	5,000	4,203
	NSTAR Electric Co.	4.950%	9/15/52	1,936	1,739
	OGE Energy Corp.	5.450%	5/15/29	500	504
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	2,481
	Oglethorpe Power Corp.	5.375%	11/1/40	9,720	9,126
	Oglethorpe Power Corp.	4.500%	4/1/47	5,290	4,299
	Oglethorpe Power Corp.	5.050%	10/1/48	6,000	5,262
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,115
	Oglethorpe Power Corp.	6.200%	12/1/53	6,250	6,390
[7]	Oglethorpe Power Corp.	5.800%	6/1/54	7,500	7,346
	Ohio Edison Co.	6.875%	7/15/36	4,180	4,657
[4]	Ohio Power Co.	1.625%	1/15/31	5,000	3,990
	Ohio Power Co.	5.000%	6/1/33	3,500	3,371
	Ohio Power Co.	5.650%	6/1/34	8,500	8,533
	Ohio Power Co.	4.150%	4/1/48	800	616
	Ohio Power Co.	4.000%	6/1/49	5,178	3,911
[4]	Ohio Power Co.	2.900%	10/1/51	3,975	2,427
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,340
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	3,571
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	1,806
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	4,666	4,678
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	1,770
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	3,004
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	5,000	4,891
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,884
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	8,500	8,287
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	8,000	7,603
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	2,688
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,900	8,741
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	4,920
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	4,596	4,403
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	170
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	8,165	8,376
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	2,867
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,370
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	6,868
125

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	4,251
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	5,731
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,021
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	3,352
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	6,473
[4]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	2,612	1,736
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	5,065
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	11,425	6,825
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	11,555	10,453
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	3,306
[7]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	18,100	17,764
	ONE Gas Inc.	5.100%	4/1/29	2,500	2,508
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,116
	ONE Gas Inc.	4.658%	2/1/44	5,025	4,429
	ONE Gas Inc.	4.500%	11/1/48	3,000	2,515
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	976
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	24,463
	Pacific Gas & Electric Co.	2.950%	3/1/26	5,400	5,167
	Pacific Gas & Electric Co.	3.300%	3/15/27	10,000	9,475
	Pacific Gas & Electric Co.	5.450%	6/15/27	4,109	4,112
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,516
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	19,393
	Pacific Gas & Electric Co.	3.000%	6/15/28	4,000	3,657
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	16,431
	Pacific Gas & Electric Co.	6.100%	1/15/29	19,908	20,376
	Pacific Gas & Electric Co.	5.550%	5/15/29	8,000	8,017
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	32,242
	Pacific Gas & Electric Co.	2.500%	2/1/31	36,516	30,110
	Pacific Gas & Electric Co.	3.250%	6/1/31	12,613	10,849
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,000	915
	Pacific Gas & Electric Co.	5.900%	6/15/32	5,000	5,013
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,500	7,619
	Pacific Gas & Electric Co.	6.400%	6/15/33	9,960	10,302
	Pacific Gas & Electric Co.	6.950%	3/15/34	20,100	21,643
	Pacific Gas & Electric Co.	5.800%	5/15/34	14,000	13,924
	Pacific Gas & Electric Co.	4.500%	7/1/40	32,631	26,896
	Pacific Gas & Electric Co.	3.300%	8/1/40	11,652	8,286
	Pacific Gas & Electric Co.	4.200%	6/1/41	6,000	4,687
	Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	8,582
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	5,356
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	3,760
	Pacific Gas & Electric Co.	3.950%	12/1/47	8,800	6,292
	Pacific Gas & Electric Co.	4.950%	7/1/50	38,727	31,984
	Pacific Gas & Electric Co.	3.500%	8/1/50	17,602	11,517
	Pacific Gas & Electric Co.	5.250%	3/1/52	8,500	7,284
	Pacific Gas & Electric Co.	6.750%	1/15/53	25,750	26,755
	Pacific Gas & Electric Co.	6.700%	4/1/53	12,795	13,297
	PacifiCorp	5.100%	2/15/29	10,000	9,986
	PacifiCorp	3.500%	6/15/29	8,000	7,433
	PacifiCorp	2.700%	9/15/30	7,473	6,482
	PacifiCorp	5.300%	2/15/31	10,342	10,310
	PacifiCorp	7.700%	11/15/31	985	1,123
	PacifiCorp	5.450%	2/15/34	16,000	15,799
	PacifiCorp	5.250%	6/15/35	2,875	2,783
	PacifiCorp	6.100%	8/1/36	3,925	4,060
	PacifiCorp	5.750%	4/1/37	3,287	3,260
	PacifiCorp	6.250%	10/15/37	9,410	9,717
	PacifiCorp	6.350%	7/15/38	2,650	2,761
	PacifiCorp	6.000%	1/15/39	1,135	1,151
	PacifiCorp	4.100%	2/1/42	2,006	1,578
	PacifiCorp	4.125%	1/15/49	14,900	11,308
	PacifiCorp	4.150%	2/15/50	4,000	3,054
	PacifiCorp	3.300%	3/15/51	20,089	13,013
	PacifiCorp	2.900%	6/15/52	1,700	1,004
	PacifiCorp	5.350%	12/1/53	7,785	7,068
	PacifiCorp	5.500%	5/15/54	7,000	6,515
	PacifiCorp	5.800%	1/15/55	13,533	13,112
	PECO Energy Co.	4.900%	6/15/33	9,375	9,181
	PECO Energy Co.	5.950%	10/1/36	2,500	2,625
	PECO Energy Co.	4.150%	10/1/44	2,732	2,237
126

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PECO Energy Co.	3.000%	9/15/49	3,740	2,456
	PECO Energy Co.	2.800%	6/15/50	10,900	6,765
	PECO Energy Co.	3.050%	3/15/51	4,000	2,596
	PECO Energy Co.	2.850%	9/15/51	1,325	816
	PECO Energy Co.	4.600%	5/15/52	4,000	3,422
	PECO Energy Co.	4.375%	8/15/52	4,507	3,710
[4]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	2,720	2,416
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	6,760	5,295
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,025	3,560
[4]	PG&E Recovery Funding LLC	5.045%	7/15/32	905	906
[4]	PG&E Recovery Funding LLC	5.256%	1/15/38	15,970	16,033
[4]	PG&E Recovery Funding LLC	5.536%	7/15/47	4,970	4,999
[4]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	8,806	8,413
[4]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	2,323	2,247
[4]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	2,800	2,616
[4]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	4,275	4,082
[4]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	3,425	3,386
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,725	11,132
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	12,025	11,654
[4]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	2,850	2,553
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	3,850	3,684
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	1,339	1,237
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,106
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	4,890	4,880
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,060
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	4,476
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	10,900	7,145
	Potomac Electric Power Co.	5.200%	3/15/34	2,100	2,099
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	4,511
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	3,464
	Potomac Electric Power Co.	5.500%	3/15/54	2,800	2,733
	PPL Capital Funding Inc.	3.100%	5/15/26	7,779	7,463
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	9,853
	PPL Electric Utilities Corp.	4.850%	2/15/34	14,000	13,616
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	2,437
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,508
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	3,319
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	3,527
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,256
	Progress Energy Inc.	6.000%	12/1/39	6,382	6,412
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,028
[4]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	2,843
	Public Service Co. of Colorado	1.875%	6/15/31	15,425	12,346
[4]	Public Service Co. of Colorado	4.100%	6/1/32	5,500	5,058
	Public Service Co. of Colorado	5.350%	5/15/34	4,000	3,964
[4]	Public Service Co. of Colorado	6.250%	9/1/37	400	418
	Public Service Co. of Colorado	6.500%	8/1/38	75	81
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	3,832
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	2,825
	Public Service Co. of Colorado	3.800%	6/15/47	3,100	2,260
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	2,824
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	3,648
[4]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	4,731
[4]	Public Service Co. of Colorado	2.700%	1/15/51	19,705	11,608
[4]	Public Service Co. of Colorado	4.500%	6/1/52	4,000	3,244
	Public Service Co. of Colorado	5.250%	4/1/53	23,965	21,931
	Public Service Co. of Colorado	5.750%	5/15/54	9,250	9,144
	Public Service Co. of New Hampshire	5.350%	10/1/33	10,400	10,458
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	2,129
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,800	4,480
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,000	4,891
[4]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,197
[4]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,870
[4]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,844
[4]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	6,684
[4]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,182
[4]	Public Service Electric & Gas Co.	3.100%	3/15/32	5,000	4,351
[4]	Public Service Electric & Gas Co.	4.900%	12/15/32	6,300	6,199
[4]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,000	4,817
	Public Service Electric & Gas Co.	5.200%	8/1/33	5,500	5,504
127

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Public Service Electric & Gas Co.	5.200%	3/1/34	7,500	7,506
[4]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	914
[4]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	3,503
[4]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	509
[4]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	7,105
[4]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	2,285
[4]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	5,032
[4]	Public Service Electric & Gas Co.	3.150%	1/1/50	4,300	2,933
[4]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	5,587
[4]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	2,695
[4]	Public Service Electric & Gas Co.	3.000%	3/1/51	5,500	3,588
[4]	Public Service Electric & Gas Co.	5.125%	3/15/53	8,605	8,140
	Public Service Electric & Gas Co.	5.450%	8/1/53	12,083	11,904
[4]	Public Service Electric & Gas Co.	5.450%	3/1/54	9,000	8,883
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,748
	Public Service Enterprise Group Inc.	5.850%	11/15/27	5,000	5,084
	Public Service Enterprise Group Inc.	5.875%	10/15/28	5,000	5,114
	Public Service Enterprise Group Inc.	5.200%	4/1/29	18,700	18,653
	Public Service Enterprise Group Inc.	1.600%	8/15/30	16,864	13,657
	Public Service Enterprise Group Inc.	6.125%	10/15/33	10,000	10,384
	Public Service Enterprise Group Inc.	5.450%	4/1/34	6,227	6,176
	Puget Energy Inc.	2.379%	6/15/28	2,899	2,586
	Puget Energy Inc.	4.100%	6/15/30	5,200	4,775
	Puget Energy Inc.	4.224%	3/15/32	5,600	5,020
	Puget Sound Energy Inc.	5.330%	6/15/34	3,100	3,089
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	4,087
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	5,573
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,509
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	4,909
	Puget Sound Energy Inc.	4.223%	6/15/48	10,225	8,102
	Puget Sound Energy Inc.	5.685%	6/15/54	3,000	2,971
	San Diego Gas & Electric Co.	4.950%	8/15/28	4,000	3,982
[4]	San Diego Gas & Electric Co.	1.700%	10/1/30	4,514	3,706
[4]	San Diego Gas & Electric Co.	3.000%	3/15/32	6,000	5,172
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	4,711
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	5,056
[4]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	4,285
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	4,115
[4]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	3,870
	San Diego Gas & Electric Co.	3.700%	3/15/52	10,000	7,215
	San Diego Gas & Electric Co.	5.350%	4/1/53	8,300	7,846
	San Diego Gas & Electric Co.	5.550%	4/15/54	11,300	11,055
[4]	SCE Recovery Funding LLC	4.697%	6/15/40	4,080	3,961
[4]	SCE Recovery Funding LLC	2.943%	11/15/42	2,475	2,000
[4]	SCE Recovery Funding LLC	3.240%	11/15/46	1,600	1,165
[4]	SCE Recovery Funding LLC	5.112%	12/15/47	3,475	3,279
	Sempra	3.250%	6/15/27	7,595	7,169
	Sempra	3.400%	2/1/28	14,958	14,071
	Sempra	3.700%	4/1/29	7,348	6,879
	Sempra	5.500%	8/1/33	10,285	10,279
	Sempra	3.800%	2/1/38	17,250	14,093
	Sempra	6.000%	10/15/39	8,125	8,218
	Sempra	4.000%	2/1/48	4,570	3,477
	Sempra	4.125%	4/1/52	8,350	7,700
	Sempra	6.875%	10/1/54	10,800	10,743
	Sierra Pacific Power Co.	2.600%	5/1/26	9,930	9,470
	Sierra Pacific Power Co.	5.900%	3/15/54	5,000	4,981
[4]	Southern California Edison Co.	3.700%	8/1/25	12,075	11,829
[4]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,811
	Southern California Edison Co.	5.350%	3/1/26	26,500	26,457
	Southern California Edison Co.	4.875%	2/1/27	9,289	9,218
[4]	Southern California Edison Co.	4.700%	6/1/27	5,000	4,931
	Southern California Edison Co.	5.850%	11/1/27	3,000	3,058
[4]	Southern California Edison Co.	3.650%	3/1/28	6,875	6,511
	Southern California Edison Co.	5.650%	10/1/28	6,000	6,103
[4]	Southern California Edison Co.	4.200%	3/1/29	8,000	7,648
	Southern California Edison Co.	6.650%	4/1/29	850	889
	Southern California Edison Co.	5.150%	6/1/29	10,000	9,995
	Southern California Edison Co.	2.850%	8/1/29	10,405	9,338
	Southern California Edison Co.	2.250%	6/1/30	7,000	5,934
128

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Southern California Edison Co.	2.500%	6/1/31	5,275	4,426
	Southern California Edison Co.	5.450%	6/1/31	5,000	5,037
	Southern California Edison Co.	2.750%	2/1/32	3,500	2,952
	Southern California Edison Co.	5.950%	11/1/32	5,100	5,271
	Southern California Edison Co.	6.000%	1/15/34	5,655	5,851
	Southern California Edison Co.	5.200%	6/1/34	24,557	23,970
[4]	Southern California Edison Co.	5.750%	4/1/35	800	812
[4]	Southern California Edison Co.	5.350%	7/15/35	4,085	4,031
	Southern California Edison Co.	5.625%	2/1/36	2,445	2,437
[4]	Southern California Edison Co.	5.550%	1/15/37	5,000	4,991
[4]	Southern California Edison Co.	5.950%	2/1/38	2,800	2,836
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,491
	Southern California Edison Co.	5.500%	3/15/40	5,472	5,271
	Southern California Edison Co.	4.500%	9/1/40	6,882	5,922
	Southern California Edison Co.	4.050%	3/15/42	16,496	13,203
[4]	Southern California Edison Co.	3.900%	3/15/43	3,025	2,347
	Southern California Edison Co.	4.650%	10/1/43	8,575	7,370
[4]	Southern California Edison Co.	3.600%	2/1/45	2,650	1,935
	Southern California Edison Co.	4.000%	4/1/47	13,531	10,355
[4]	Southern California Edison Co.	4.125%	3/1/48	13,370	10,382
[4]	Southern California Edison Co.	4.875%	3/1/49	6,400	5,554
	Southern California Edison Co.	3.650%	2/1/50	15,452	10,985
[4]	Southern California Edison Co.	2.950%	2/1/51	7,000	4,331
[4]	Southern California Edison Co.	3.650%	6/1/51	5,300	3,725
	Southern California Edison Co.	3.450%	2/1/52	5,300	3,594
[4]	Southern California Edison Co.	5.450%	6/1/52	3,800	3,562
	Southern California Edison Co.	5.700%	3/1/53	5,380	5,219
	Southern California Edison Co.	5.875%	12/1/53	8,000	7,984
	Southern California Edison Co.	5.750%	4/15/54	3,570	3,492
[4]	Southern California Gas Co.	2.600%	6/15/26	12,015	11,411
	Southern California Gas Co.	2.950%	4/15/27	12,000	11,297
[4]	Southern California Gas Co.	2.550%	2/1/30	10,020	8,724
	Southern California Gas Co.	5.200%	6/1/33	5,000	4,939
	Southern California Gas Co.	3.750%	9/15/42	4,075	3,169
[4]	Southern California Gas Co.	4.125%	6/1/48	5,800	4,461
[4]	Southern California Gas Co.	4.300%	1/15/49	1,000	801
[4]	Southern California Gas Co.	3.950%	2/15/50	4,500	3,407
	Southern California Gas Co.	6.350%	11/15/52	5,100	5,497
	Southern California Gas Co.	5.750%	6/1/53	5,400	5,358
	Southern California Gas Co.	5.600%	4/1/54	4,055	3,982
	Southern Co.	5.150%	10/6/25	2,000	1,991
	Southern Co.	3.250%	7/1/26	22,141	21,289
	Southern Co.	5.113%	8/1/27	5,300	5,285
[4]	Southern Co.	1.750%	3/15/28	5,000	4,428
	Southern Co.	4.850%	6/15/28	17,020	16,844
	Southern Co.	5.500%	3/15/29	15,000	15,199
[4]	Southern Co.	3.700%	4/30/30	2,200	2,030
	Southern Co.	5.700%	10/15/32	5,050	5,158
	Southern Co.	5.200%	6/15/33	30,245	29,733
	Southern Co.	5.700%	3/15/34	8,200	8,343
	Southern Co.	4.250%	7/1/36	11,245	9,947
	Southern Co.	4.400%	7/1/46	26,854	22,449
[4]	Southern Co.	4.000%	1/15/51	5,000	4,845
[4]	Southern Co.	3.750%	9/15/51	13,919	13,072
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	10,443
[4]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,500	11,729
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	14,404	14,309
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	17,750	18,169
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	6,331
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,231
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	3,542
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	10,941
	Southern Power Co.	4.150%	12/1/25	4,525	4,449
	Southern Power Co.	0.900%	1/15/26	1,000	932
	Southern Power Co.	5.150%	9/15/41	4,990	4,615
	Southern Power Co.	5.250%	7/15/43	2,635	2,439
[4]	Southern Power Co.	4.950%	12/15/46	3,965	3,448
	Southwest Gas Corp.	5.800%	12/1/27	2,000	2,027
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,374
	Southwest Gas Corp.	2.200%	6/15/30	5,000	4,237
129

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	4.050%	3/15/32	6,000	5,431
	Southwest Gas Corp.	3.800%	9/29/46	2,600	1,909
	Southwest Gas Corp.	4.150%	6/1/49	2,300	1,740
[4]	Southwestern Electric Power Co.	1.650%	3/15/26	10,300	9,690
[4]	Southwestern Electric Power Co.	2.750%	10/1/26	6,266	5,911
[4]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	8,546
	Southwestern Electric Power Co.	5.300%	4/1/33	4,500	4,360
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	5,662
[4]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	4,820
[4]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	7,179
	Southwestern Electric Power Co.	3.250%	11/1/51	7,000	4,416
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	3,484
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	5,714
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	5,076
[4]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	2,845
	Southwestern Public Service Co.	3.750%	6/15/49	7,525	5,396
[4]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	7,452
	Southwestern Public Service Co.	6.000%	6/1/54	6,928	6,911
	Spire Missouri Inc.	4.800%	2/15/33	3,000	2,914
	Tampa Electric Co.	4.900%	3/1/29	2,500	2,483
	Tampa Electric Co.	2.400%	3/15/31	4,500	3,787
	Tampa Electric Co.	4.100%	6/15/42	2,250	1,850
	Tampa Electric Co.	4.350%	5/15/44	2,300	1,895
	Tampa Electric Co.	4.300%	6/15/48	5,065	4,106
	Tampa Electric Co.	3.625%	6/15/50	2,000	1,432
	Tampa Electric Co.	3.450%	3/15/51	4,500	3,091
	Tampa Electric Co.	5.000%	7/15/52	5,000	4,479
	Toledo Edison Co.	6.150%	5/15/37	2,769	2,906
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,965
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,028
	Tucson Electric Power Co.	3.250%	5/15/32	3,000	2,621
	Tucson Electric Power Co.	5.500%	4/15/53	4,750	4,568
	Union Electric Co.	2.950%	6/15/27	17,194	16,218
	Union Electric Co.	3.500%	3/15/29	10,284	9,686
	Union Electric Co.	2.950%	3/15/30	4,525	4,042
	Union Electric Co.	2.150%	3/15/32	5,600	4,502
	Union Electric Co.	5.200%	4/1/34	5,000	4,961
	Union Electric Co.	5.300%	8/1/37	3,882	3,842
	Union Electric Co.	8.450%	3/15/39	2,365	3,010
	Union Electric Co.	3.900%	9/15/42	175	141
	Union Electric Co.	3.650%	4/15/45	3,625	2,732
	Union Electric Co.	4.000%	4/1/48	8,500	6,601
	Union Electric Co.	3.250%	10/1/49	4,840	3,279
	Union Electric Co.	2.625%	3/15/51	7,500	4,455
	Union Electric Co.	3.900%	4/1/52	5,200	3,972
	Union Electric Co.	5.450%	3/15/53	5,500	5,304
	Union Electric Co.	5.250%	1/15/54	3,085	2,882
	United Utilities plc	6.875%	8/15/28	175	184
[4]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	14,348
[4]	Virginia Electric & Power Co.	2.950%	11/15/26	14,506	13,794
[4]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	6,576
[4]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	11,053
[4]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	2,602
	Virginia Electric & Power Co.	2.300%	11/15/31	25,550	21,029
	Virginia Electric & Power Co.	2.400%	3/30/32	6,650	5,465
	Virginia Electric & Power Co.	5.000%	4/1/33	7,500	7,304
	Virginia Electric & Power Co.	5.300%	8/15/33	5,500	5,467
[4]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,024
[4]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	7,037
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,339
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	6,386
	Virginia Electric & Power Co.	4.000%	1/15/43	17,262	13,873
[4]	Virginia Electric & Power Co.	4.650%	8/15/43	6,005	5,215
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	6,449
[4]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	6,000
[4]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	7,535
[4]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	5,630
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	9,099
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	1,623
	Virginia Electric & Power Co.	2.450%	12/15/50	21,971	12,346
130

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia Electric & Power Co.	2.950%	11/15/51	14,625	9,140
[4]	Virginia Electric & Power Co.	4.625%	5/15/52	5,400	4,548
	Virginia Electric & Power Co.	5.450%	4/1/53	20,740	19,814
	Virginia Electric & Power Co.	5.700%	8/15/53	7,000	6,963
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/27	2,225	2,218
[4]	Virginia Power Fuel Securitization LLC	4.877%	5/1/31	8,875	8,864
[4]	Washington Gas Light Co.	3.796%	9/15/46	3,550	2,683
[4]	Washington Gas Light Co.	3.650%	9/15/49	4,285	3,135
	WEC Energy Group Inc.	5.000%	9/27/25	1,587	1,576
	WEC Energy Group Inc.	4.750%	1/9/26	4,500	4,453
	WEC Energy Group Inc.	5.600%	9/12/26	5,000	5,020
	WEC Energy Group Inc.	5.150%	10/1/27	2,000	1,995
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	10,179
	WEC Energy Group Inc.	4.750%	1/15/28	4,500	4,454
	WEC Energy Group Inc.	2.200%	12/15/28	5,300	4,669
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	4,072
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,213
	Wisconsin Electric Power Co.	5.000%	5/15/29	6,400	6,406
	Wisconsin Electric Power Co.	4.750%	9/30/32	10,997	10,732
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	156
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	104
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	2,245
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,157
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,471	4,090
	Wisconsin Power & Light Co.	4.950%	4/1/33	3,500	3,385
	Wisconsin Power & Light Co.	5.375%	3/30/34	10,000	9,932
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,253
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	2,861
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,000	1,998
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,079
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	3,939
	Wisconsin Public Service Corp.	2.850%	12/1/51	4,045	2,498
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,642
	Xcel Energy Inc.	4.000%	6/15/28	14,995	14,291
	Xcel Energy Inc.	2.600%	12/1/29	23,005	20,080
	Xcel Energy Inc.	3.400%	6/1/30	14,679	13,184
	Xcel Energy Inc.	2.350%	11/15/31	3,200	2,584
	Xcel Energy Inc.	4.600%	6/1/32	3,000	2,806
	Xcel Energy Inc.	5.500%	3/15/34	5,000	4,926
	Xcel Energy Inc.	6.500%	7/1/36	1,646	1,714
	Xcel Energy Inc.	3.500%	12/1/49	9,276	6,290
					6,988,980
Total Corporate Bonds (Cost $83,403,354)					75,631,762
Sovereign Bonds (3.5%)
[4]	African Development Bank	0.875%	3/23/26	36,000	33,622
[4]	African Development Bank	0.875%	7/22/26	18,725	17,305
	African Development Bank	4.625%	1/4/27	15,500	15,475
	African Development Bank	4.125%	2/25/27	22,400	22,094
[4]	African Development Bank	4.375%	11/3/27	31,200	30,970
	African Development Bank	4.375%	3/14/28	21,900	21,747
[4]	African Development Bank	5.750%	8/7/72	3,900	3,760
[4]	Asian Development Bank	0.375%	9/3/25	75,611	71,622
	Asian Development Bank	4.250%	1/9/26	46,600	46,129
[4]	Asian Development Bank	0.500%	2/4/26	67,225	62,713
[4]	Asian Development Bank	1.000%	4/14/26	70,000	65,416
[4]	Asian Development Bank	2.000%	4/24/26	1,700	1,616
[4]	Asian Development Bank	4.875%	5/21/26	39,000	39,018
[4]	Asian Development Bank	1.750%	8/14/26	7,666	7,209
[4]	Asian Development Bank	2.625%	1/12/27	11,224	10,683
[4]	Asian Development Bank	4.125%	1/12/27	35,000	34,544
[4]	Asian Development Bank	1.500%	1/20/27	48,150	44,522
[4]	Asian Development Bank	2.375%	8/10/27	5,265	4,931
	Asian Development Bank	6.220%	8/15/27	2,175	2,259
[4]	Asian Development Bank	3.125%	8/20/27	39,175	37,496
[4]	Asian Development Bank	2.500%	11/2/27	46,115	43,176
[4]	Asian Development Bank	2.750%	1/19/28	450	424
[4]	Asian Development Bank	3.750%	4/25/28	31,150	30,301
[4]	Asian Development Bank	1.250%	6/9/28	5,000	4,414
131

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Asian Development Bank	4.500%	8/25/28	64,125	64,113
[4]	Asian Development Bank	3.125%	9/26/28	15,188	14,404
[4]	Asian Development Bank	4.375%	3/6/29	31,850	31,746
[4]	Asian Development Bank	1.750%	9/19/29	6,340	5,548
[4]	Asian Development Bank	1.875%	1/24/30	10,865	9,491
[4]	Asian Development Bank	0.750%	10/8/30	19,000	15,189
[4]	Asian Development Bank	1.500%	3/4/31	34,200	28,421
	Asian Development Bank	3.125%	4/27/32	25,000	22,819
[4]	Asian Development Bank	3.875%	9/28/32	9,600	9,187
[4]	Asian Development Bank	4.000%	1/12/33	22,530	21,733
[4]	Asian Development Bank	3.875%	6/14/33	22,450	21,416
[4]	Asian Development Bank	4.125%	1/12/34	28,000	27,215
	Asian Infrastructure Investment Bank	3.375%	6/29/25	30,000	29,469
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	30,796
	Asian Infrastructure Investment Bank	4.875%	9/14/26	19,070	19,109
	Asian Infrastructure Investment Bank	3.750%	9/14/27	60,000	58,448
	Asian Infrastructure Investment Bank	4.000%	1/18/28	25,315	24,837
	Asian Infrastructure Investment Bank	4.125%	1/18/29	19,100	18,827
	Asian Infrastructure Investment Bank	4.250%	3/13/34	8,625	8,420
	Canadian Government Bond	0.750%	5/19/26	45,000	41,763
	Canadian Government Bond	3.750%	4/26/28	32,300	31,427
	Canadian Government Bond	4.625%	4/30/29	23,210	23,388
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,338
	Corp. Andina de Fomento	5.250%	11/21/25	25,715	25,643
	Corp. Andina de Fomento	4.750%	4/1/26	7,240	7,162
	Corp. Andina de Fomento	2.250%	2/8/27	8,100	7,534
	Corp. Andina de Fomento	6.000%	4/26/27	11,920	12,179
	Corp. Andina de Fomento	5.000%	1/24/29	25,700	25,679
	Council of Europe Development Bank	3.750%	5/25/26	13,075	12,814
	Council of Europe Development Bank	0.875%	9/22/26	20,900	19,203
	Council of Europe Development Bank	4.625%	6/11/27	7,213	7,217
	Council of Europe Development Bank	3.625%	1/26/28	16,100	15,599
	Council of Europe Development Bank	4.125%	1/24/29	6,300	6,211
[4,7]	Electricite de France SA	4.750%	10/13/35	2,059	1,875
	Equinor ASA	1.750%	1/22/26	10,247	9,734
	Equinor ASA	3.000%	4/6/27	3,254	3,093
	Equinor ASA	7.250%	9/23/27	4,350	4,635
	Equinor ASA	3.625%	9/10/28	9,652	9,220
[7]	Equinor ASA	6.500%	12/1/28	225	240
	Equinor ASA	3.125%	4/6/30	17,391	15,862
	Equinor ASA	2.375%	5/22/30	26,288	22,939
	Equinor ASA	5.100%	8/17/40	11,100	10,729
	Equinor ASA	4.250%	11/23/41	3,100	2,702
	Equinor ASA	3.950%	5/15/43	3,025	2,490
	Equinor ASA	4.800%	11/8/43	12,295	11,399
	Equinor ASA	3.250%	11/18/49	11,671	8,159
	Equinor ASA	3.700%	4/6/50	19,825	15,060
[4]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	20,769
[4]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	24,429
[4]	European Bank for Reconstruction & Development	4.375%	3/9/28	35,400	35,199
	European Bank for Reconstruction & Development	4.125%	1/25/29	36,400	35,881
[4]	European Bank for Reconstruction & Development	4.250%	3/13/34	11,600	11,356
	European Investment Bank	0.625%	7/25/25	52,600	50,189
	European Investment Bank	2.750%	8/15/25	60,000	58,497
	European Investment Bank	0.375%	12/15/25	57,200	53,554
	European Investment Bank	0.375%	3/26/26	65,800	60,939
	European Investment Bank	2.125%	4/13/26	23,000	21,946
	European Investment Bank	0.750%	10/26/26	28,000	25,603
[4]	European Investment Bank	1.375%	3/15/27	31,000	28,455
	European Investment Bank	4.375%	3/19/27	84,125	83,544
	European Investment Bank	2.375%	5/24/27	22,528	21,195
	European Investment Bank	0.625%	10/21/27	4,000	3,521
	European Investment Bank	3.250%	11/15/27	34,823	33,414
	European Investment Bank	3.875%	3/15/28	51,700	50,559
	European Investment Bank	4.500%	10/16/28	37,400	37,430
	European Investment Bank	4.000%	2/15/29	82,200	80,618
	European Investment Bank	4.750%	6/15/29	97,000	98,257
	European Investment Bank	1.625%	10/9/29	3,060	2,660
	European Investment Bank	0.875%	5/17/30	3,000	2,451
	European Investment Bank	3.625%	7/15/30	48,625	46,529
132

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	0.750%	9/23/30	17,010	13,658
	European Investment Bank	1.250%	2/14/31	32,933	27,016
	European Investment Bank	3.750%	2/14/33	25,875	24,582
	European Investment Bank	4.125%	2/13/34	49,425	47,969
	European Investment Bank	4.875%	2/15/36	14,460	14,834
[8]	Export Development Canada	3.375%	8/26/25	28,000	27,468
[8]	Export Development Canada	4.375%	6/29/26	33,300	33,013
[8]	Export Development Canada	3.000%	5/25/27	22,100	21,129
[8]	Export Development Canada	3.875%	2/14/28	23,300	22,771
[8]	Export Development Canada	4.125%	2/13/29	37,950	37,391
[8]	Export Development Canada	4.750%	6/5/34	10,080	10,287
	Export-Import Bank of Korea	5.375%	9/18/25	8,500	8,515
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,044
	Export-Import Bank of Korea	4.875%	1/11/26	6,800	6,778
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,663
	Export-Import Bank of Korea	2.625%	5/26/26	10,500	10,048
	Export-Import Bank of Korea	3.250%	8/12/26	425	410
	Export-Import Bank of Korea	4.625%	1/11/27	11,500	11,407
	Export-Import Bank of Korea	1.625%	1/18/27	5,600	5,161
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	3,808
	Export-Import Bank of Korea	4.250%	9/15/27	7,750	7,595
	Export-Import Bank of Korea	5.000%	1/11/28	14,300	14,373
	Export-Import Bank of Korea	4.500%	1/11/29	3,700	3,661
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	15,658
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	2,721
	Export-Import Bank of Korea	2.125%	1/18/32	8,900	7,319
	Export-Import Bank of Korea	4.500%	9/15/32	5,300	5,123
	Export-Import Bank of Korea	5.125%	1/11/33	13,070	13,164
	Export-Import Bank of Korea	5.125%	9/18/33	8,200	8,262
	Export-Import Bank of Korea	4.625%	1/11/34	4,000	3,878
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	6,902
[4]	Hong Kong Government International Bond	1.750%	11/24/31	11,087	9,202
[4]	Hydro-Quebec	8.500%	12/1/29	3,940	4,577
	Inter-American Development Bank	0.625%	7/15/25	35,475	33,875
[4]	Inter-American Development Bank	0.875%	4/20/26	40,000	37,276
[4]	Inter-American Development Bank	4.500%	5/15/26	30,000	29,815
[4]	Inter-American Development Bank	2.000%	6/2/26	29,907	28,358
	Inter-American Development Bank	2.000%	7/23/26	7,715	7,301
	Inter-American Development Bank	1.500%	1/13/27	25,000	23,129
	Inter-American Development Bank	4.375%	2/1/27	24,360	24,194
	Inter-American Development Bank	2.375%	7/7/27	28,500	26,724
	Inter-American Development Bank	0.625%	9/16/27	33,700	29,755
	Inter-American Development Bank	4.000%	1/12/28	54,600	53,598
	Inter-American Development Bank	1.125%	7/20/28	21,100	18,494
	Inter-American Development Bank	3.125%	9/18/28	25,000	23,700
	Inter-American Development Bank	4.125%	2/15/29	79,000	77,907
	Inter-American Development Bank	2.250%	6/18/29	23,200	20,951
[4]	Inter-American Development Bank	1.125%	1/13/31	70,825	57,525
[4]	Inter-American Development Bank	3.500%	4/12/33	24,100	22,334
[4]	Inter-American Development Bank	4.500%	9/13/33	31,025	30,984
[4]	Inter-American Development Bank	3.875%	10/28/41	350	307
	Inter-American Development Bank	3.200%	8/7/42	6,901	5,512
	Inter-American Development Bank	4.375%	1/24/44	4,600	4,298
	Inter-American Investment Corp.	4.125%	2/15/28	13,000	12,736
	Inter-American Investment Corp.	4.750%	9/19/28	6,975	7,002
	Inter-American Investment Corp.	4.250%	2/14/29	10,525	10,375
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	57,067
[4]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	36,441
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	49,018
[4]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	19,132
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	474
	International Bank for Reconstruction & Development	4.750%	4/10/26	17,500	17,470
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	24,533
[4]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,316	10,619
	International Bank for Reconstruction & Development	3.125%	6/15/27	100,000	95,982
[4]	International Bank for Reconstruction & Development	2.500%	11/22/27	75,000	70,205
	International Bank for Reconstruction & Development	0.750%	11/24/27	44,050	38,827
[4]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	20,050
	International Bank for Reconstruction & Development	3.500%	7/12/28	53,100	51,181
	International Bank for Reconstruction & Development	4.625%	8/1/28	47,850	48,083
133

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	21,444
	International Bank for Reconstruction & Development	3.625%	9/21/29	56,150	53,987
[4]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	11,076
	International Bank for Reconstruction & Development	3.875%	2/14/30	94,425	91,712
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	12,253
	International Bank for Reconstruction & Development	4.000%	7/25/30	39,375	38,426
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	29,591
	International Bank for Reconstruction & Development	4.000%	1/10/31	52,100	50,735
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	65,223
	International Bank for Reconstruction & Development	4.500%	4/10/31	58,900	59,031
	International Bank for Reconstruction & Development	1.625%	11/3/31	95,000	78,286
	International Bank for Reconstruction & Development	2.500%	3/29/32	31,750	27,743
	International Bank for Reconstruction & Development	4.750%	11/14/33	20,400	20,803
[4]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	2,520
[4]	International Finance Corp.	0.375%	7/16/25	7,000	6,667
[4]	International Finance Corp.	2.125%	4/7/26	15,290	14,585
[4]	International Finance Corp.	4.375%	1/15/27	52,500	52,147
[4]	International Finance Corp.	4.500%	7/13/28	11,200	11,207
[1,4]	International Finance Corp.	4.250%	7/2/29	30,000	29,765
	International Finance Corp.	0.750%	8/27/30	8,965	7,197
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	16,203
[4,9]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,205
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	36,660	36,179
[4,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,114	2,017
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	14,425	14,222
[9]	Japan Bank for International Cooperation	1.875%	7/21/26	22,000	20,686
[4,9]	Japan Bank for International Cooperation	2.250%	11/4/26	53,215	50,110
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	51,150	48,467
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	12,074
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	20,466
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	7,500	7,477
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	27,150	25,708
[9]	Japan Bank for International Cooperation	4.875%	10/18/28	2,325	2,343
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	41,719	39,752
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	28,567	25,557
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	6,128
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	9,031
[9]	Japan Bank for International Cooperation	4.375%	1/24/31	15,700	15,478
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	16,374
[9]	Japan Bank for International Cooperation	4.625%	4/17/34	5,800	5,796
[9]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	7,935
[9]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	28,686
[9]	Japan International Cooperation Agency	4.000%	5/23/28	7,825	7,594
[9]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,269
[9]	Japan International Cooperation Agency	4.750%	5/21/29	5,657	5,685
[9]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,223
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,060
[10]	KFW	0.375%	7/18/25	78,450	74,683
[10]	KFW	5.125%	9/29/25	27,400	27,417
[10]	KFW	0.625%	1/22/26	65,400	61,217
[10]	KFW	5.000%	3/16/26	103,000	103,171
[10]	KFW	3.625%	4/1/26	34,150	33,437
[10]	KFW	4.625%	8/7/26	44,225	44,088
[10]	KFW	1.000%	10/1/26	25,000	23,045
[10]	KFW	4.375%	3/1/27	64,800	64,348
[10]	KFW	3.000%	5/20/27	80,330	76,837
[10]	KFW	3.750%	2/15/28	44,000	42,842
[10]	KFW	2.875%	4/3/28	18,635	17,580
[10]	KFW	3.875%	6/15/28	45,775	44,746
[10]	KFW	4.000%	3/15/29	65,800	64,542
[10]	KFW	1.750%	9/14/29	7,225	6,331
[10]	KFW	0.750%	9/30/30	34,750	27,862
[10]	KFW	4.750%	10/29/30	17,200	17,484
[10]	KFW	4.125%	7/15/33	43,200	42,003
[10]	KFW	4.375%	2/28/34	17,275	17,131
[10]	KFW	0.000%	4/18/36	13,280	7,724
[10]	KFW	0.000%	6/29/37	27,892	15,321
	Korea Development Bank	3.000%	1/13/26	7,034	6,822
	Korea Development Bank	5.375%	10/23/26	7,650	7,708
	Korea Development Bank	4.625%	2/15/27	11,900	11,817
134

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Korea Development Bank	1.375%	4/25/27	11,000	9,982
	Korea Development Bank	4.375%	2/15/28	24,425	24,078
	Korea Development Bank	5.375%	10/23/28	4,150	4,246
	Korea Development Bank	4.500%	2/15/29	21,900	21,673
	Korea Development Bank	1.625%	1/19/31	9,500	7,729
	Korea Development Bank	2.000%	10/25/31	6,500	5,315
	Korea Development Bank	4.375%	2/15/33	29,000	27,673
	Korea Development Bank	5.625%	10/23/33	4,400	4,590
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	24,635
[4,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	11,003
[4,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	21,587
[4,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	16,450	16,049
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/29	43,392	43,715
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	17,503
[4,10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	12,000	12,423
	Nordic Investment Bank	0.375%	9/11/25	22,100	20,911
	Nordic Investment Bank	5.000%	10/15/25	6,690	6,687
[4]	Nordic Investment Bank	0.500%	1/21/26	15,650	14,622
	Nordic Investment Bank	4.375%	3/14/28	35,075	34,843
	Nordic Investment Bank	4.250%	2/28/29	14,425	14,291
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	19,985
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	7,090	7,000
[4,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	27,406
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	7,800	7,841
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/27	21,503	21,564
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,548
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	21,200	20,935
[4,11]	Oesterreichische Kontrollbank AG	4.125%	1/18/29	8,800	8,664
[4]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	9,109
[4]	Oriental Republic of Uruguay	4.375%	1/23/31	26,359	25,635
[4]	Oriental Republic of Uruguay	5.750%	10/28/34	26,520	27,650
[4]	Oriental Republic of Uruguay	7.625%	3/21/36	6,822	8,079
[4]	Oriental Republic of Uruguay	4.125%	11/20/45	6,029	5,226
[4]	Oriental Republic of Uruguay	5.100%	6/18/50	46,580	43,842
[4]	Oriental Republic of Uruguay	4.975%	4/20/55	28,321	25,819
[12]	Petroleos Mexicanos	2.378%	4/15/25	190	181
	Province of Alberta	3.300%	3/15/28	14,000	13,346
	Province of Alberta	4.500%	6/26/29	15,940	15,873
	Province of Alberta	1.300%	7/22/30	25,282	20,862
	Province of Alberta	4.500%	1/24/34	13,900	13,615
[4]	Province of British Columbia	6.500%	1/15/26	622	634
	Province of British Columbia	2.250%	6/2/26	6,647	6,324
	Province of British Columbia	0.900%	7/20/26	15,000	13,845
	Province of British Columbia	4.800%	11/15/28	40,500	40,783
	Province of British Columbia	4.900%	4/24/29	35,000	35,417
	Province of British Columbia	1.300%	1/29/31	8,300	6,760
	Province of British Columbia	4.200%	7/6/33	14,650	14,044
	Province of British Columbia	4.750%	6/12/34	36,998	36,828
	Province of British Columbia	7.250%	9/1/36	2,681	3,243
	Province of Manitoba	2.125%	6/22/26	9,782	9,265
[4]	Province of Manitoba	1.500%	10/25/28	5,300	4,655
	Province of Manitoba	4.300%	7/27/33	12,950	12,507
	Province of Manitoba	4.900%	5/31/34	9,070	9,129
	Province of New Brunswick	3.625%	2/24/28	5,300	5,082
	Province of Ontario	1.050%	4/14/26	9,950	9,293
	Province of Ontario	2.500%	4/27/26	8,000	7,660
	Province of Ontario	2.300%	6/15/26	20,000	19,029
	Province of Ontario	3.100%	5/19/27	51,760	49,501
	Province of Ontario	1.050%	5/21/27	15,896	14,338
	Province of Ontario	4.200%	1/18/29	24,600	24,175
	Province of Ontario	2.000%	10/2/29	17,000	14,946
	Province of Ontario	1.125%	10/7/30	14,200	11,498
	Province of Ontario	1.600%	2/25/31	59,500	49,213
	Province of Ontario	1.800%	10/14/31	22,692	18,718
[4]	Province of Ontario	2.125%	1/21/32	18,224	15,316
	Province of Ontario	5.050%	4/24/34	20,051	20,486
	Province of Quebec	0.600%	7/23/25	22,600	21,535
	Province of Quebec	2.500%	4/20/26	500	479
	Province of Quebec	2.750%	4/12/27	43,050	40,859
	Province of Quebec	3.625%	4/13/28	14,300	13,779
135

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	4.500%	4/3/29	31,300	31,143
[4]	Province of Quebec	7.500%	9/15/29	11,407	12,888
	Province of Quebec	1.350%	5/28/30	14,200	11,810
	Province of Quebec	1.900%	4/21/31	88,000	73,961
	Province of Quebec	4.500%	9/8/33	16,350	16,031
	Province of Saskatchewan	3.250%	6/8/27	8,000	7,667
	Republic of Chile	3.125%	1/21/26	8,894	8,584
[4]	Republic of Chile	2.750%	1/31/27	16,800	15,775
[4]	Republic of Chile	3.240%	2/6/28	33,810	31,725
[4]	Republic of Chile	4.850%	1/22/29	18,900	18,664
[4]	Republic of Chile	2.450%	1/31/31	10,937	9,325
[4]	Republic of Chile	2.550%	1/27/32	20,037	16,823
[4]	Republic of Chile	2.550%	7/27/33	42,853	34,717
[4]	Republic of Chile	3.500%	1/31/34	18,920	16,414
[4]	Republic of Chile	4.950%	1/5/36	21,244	20,361
[4]	Republic of Chile	3.100%	5/7/41	42,810	31,312
[4]	Republic of Chile	4.340%	3/7/42	10,504	9,054
	Republic of Chile	3.860%	6/21/47	9,000	6,975
[4]	Republic of Chile	3.500%	1/25/50	20,300	14,597
[4]	Republic of Chile	4.000%	1/31/52	14,735	11,365
[4]	Republic of Chile	5.330%	1/5/54	10,065	9,479
[4]	Republic of Chile	3.100%	1/22/61	20,050	12,373
[4]	Republic of Chile	3.250%	9/21/71	12,750	7,866
	Republic of Finland	6.950%	2/15/26	1,000	1,028
	Republic of Hungary	7.625%	3/29/41	18,941	21,545
[4]	Republic of Indonesia	4.150%	9/20/27	1,000	970
	Republic of Indonesia	3.500%	1/11/28	29,900	28,221
[4]	Republic of Indonesia	4.550%	1/11/28	4,600	4,503
	Republic of Indonesia	4.100%	4/24/28	7,850	7,557
	Republic of Indonesia	4.750%	2/11/29	16,150	15,911
[4]	Republic of Indonesia	4.400%	3/10/29	8,500	8,229
	Republic of Indonesia	3.400%	9/18/29	7,950	7,325
	Republic of Indonesia	2.850%	2/14/30	11,800	10,448
	Republic of Indonesia	3.850%	10/15/30	17,800	16,544
	Republic of Indonesia	1.850%	3/12/31	15,800	12,876
[4]	Republic of Indonesia	2.150%	7/28/31	12,500	10,262
[4]	Republic of Indonesia	3.550%	3/31/32	18,545	16,632
[4]	Republic of Indonesia	4.650%	9/20/32	13,400	12,894
[4]	Republic of Indonesia	4.850%	1/11/33	13,700	13,375
[4]	Republic of Indonesia	4.700%	2/10/34	7,175	6,923
	Republic of Indonesia	4.350%	1/11/48	21,695	18,486
	Republic of Indonesia	5.350%	2/11/49	16,550	16,347
	Republic of Indonesia	3.700%	10/30/49	11,725	8,910
	Republic of Indonesia	3.500%	2/14/50	3,000	2,195
	Republic of Indonesia	4.200%	10/15/50	19,100	15,738
	Republic of Indonesia	3.050%	3/12/51	16,100	10,882
[4]	Republic of Indonesia	4.300%	3/31/52	8,075	6,737
[4]	Republic of Indonesia	5.450%	9/20/52	5,500	5,432
[4]	Republic of Indonesia	5.650%	1/11/53	9,800	9,914
[4]	Republic of Indonesia	5.100%	2/10/54	11,900	11,205
[4]	Republic of Indonesia	3.200%	9/23/61	7,700	4,942
	Republic of Indonesia	4.450%	4/15/70	11,785	9,650
	Republic of Indonesia	3.350%	3/12/71	7,300	4,687
	Republic of Italy	1.250%	2/17/26	32,100	30,035
	Republic of Italy	2.875%	10/17/29	20,800	18,504
	Republic of Italy	5.375%	6/15/33	21,495	21,208
	Republic of Italy	4.000%	10/17/49	21,600	15,794
	Republic of Italy	3.875%	5/6/51	34,655	24,210
	Republic of Korea	5.625%	11/3/25	1,511	1,520
	Republic of Korea	2.750%	1/19/27	42,176	40,090
	Republic of Korea	2.500%	6/19/29	10,500	9,533
[1]	Republic of Korea	4.500%	7/3/29	18,300	18,250
	Republic of Korea	1.000%	9/16/30	7,500	6,057
	Republic of Korea	1.750%	10/15/31	6,750	5,562
	Republic of Korea	4.125%	6/10/44	8,711	7,724
	Republic of Korea	3.875%	9/20/48	5,693	4,783
	Republic of Panama	7.125%	1/29/26	10,702	10,895
	Republic of Panama	8.875%	9/30/27	7,896	8,530
[4]	Republic of Panama	3.875%	3/17/28	16,090	14,866
	Republic of Panama	9.375%	4/1/29	5,080	5,679
136

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Republic of Panama	3.160%	1/23/30	16,300	13,739
[4]	Republic of Panama	7.500%	3/1/31	12,000	12,526
[4]	Republic of Panama	2.252%	9/29/32	45,475	32,673
[4]	Republic of Panama	6.400%	2/14/35	27,039	25,604
[4]	Republic of Panama	6.700%	1/26/36	17,063	16,605
[4]	Republic of Panama	6.875%	1/31/36	21,000	20,526
[4]	Republic of Panama	8.000%	3/1/38	8,820	9,290
[4]	Republic of Panama	4.500%	5/15/47	6,643	4,583
[4]	Republic of Panama	4.500%	4/16/50	29,718	19,929
[4]	Republic of Panama	4.300%	4/29/53	16,050	10,267
[4]	Republic of Panama	6.853%	3/28/54	15,700	14,412
[4]	Republic of Panama	4.500%	4/1/56	38,156	24,672
[4]	Republic of Panama	7.875%	3/1/57	2,000	2,075
[4]	Republic of Panama	3.870%	7/23/60	35,521	20,218
[4]	Republic of Panama	4.500%	1/19/63	13,800	8,813
	Republic of Peru	7.350%	7/21/25	7,900	8,051
[4]	Republic of Peru	2.392%	1/23/26	15,200	14,483
	Republic of Peru	4.125%	8/25/27	10,800	10,451
	Republic of Peru	2.844%	6/20/30	3,525	3,089
[4]	Republic of Peru	2.783%	1/23/31	64,256	55,115
[4]	Republic of Peru	1.862%	12/1/32	15,900	12,043
	Republic of Peru	8.750%	11/21/33	28,693	34,872
[4]	Republic of Peru	3.000%	1/15/34	27,300	22,188
[4]	Republic of Peru	6.550%	3/14/37	13,180	14,112
[4]	Republic of Peru	3.300%	3/11/41	14,800	10,964
	Republic of Peru	5.625%	11/18/50	24,633	23,970
[4]	Republic of Peru	3.550%	3/10/51	14,000	9,887
[4]	Republic of Peru	2.780%	12/1/60	19,250	10,760
[4]	Republic of Peru	3.600%	1/15/72	8,000	5,126
[4]	Republic of Peru	3.230%	7/28/21	14,925	8,365
	Republic of Poland	3.250%	4/6/26	20,050	19,450
[4]	Republic of Poland	5.500%	11/16/27	16,957	17,286
[4]	Republic of Poland	4.625%	3/18/29	18,900	18,654
[4]	Republic of Poland	5.750%	11/16/32	16,050	16,611
[4]	Republic of Poland	4.875%	10/4/33	26,700	25,978
[4]	Republic of Poland	5.125%	9/18/34	34,200	33,607
[4]	Republic of Poland	5.500%	4/4/53	29,800	29,151
[4]	Republic of Poland	5.500%	3/18/54	39,900	38,624
	Republic of the Philippines	5.500%	3/30/26	9,350	9,379
	Republic of the Philippines	3.229%	3/29/27	5,200	4,941
	Republic of the Philippines	5.170%	10/13/27	10,200	10,196
	Republic of the Philippines	3.000%	2/1/28	46,550	43,291
	Republic of the Philippines	4.625%	7/17/28	1,600	1,572
	Republic of the Philippines	3.750%	1/14/29	26,296	24,751
	Republic of the Philippines	9.500%	2/2/30	14,800	17,803
	Republic of the Philippines	2.457%	5/5/30	11,800	10,180
	Republic of the Philippines	7.750%	1/14/31	15,750	17,949
	Republic of the Philippines	1.648%	6/10/31	9,684	7,691
	Republic of the Philippines	1.950%	1/6/32	9,075	7,257
	Republic of the Philippines	6.375%	1/15/32	11,504	12,299
	Republic of the Philippines	3.556%	9/29/32	14,300	12,731
	Republic of the Philippines	5.609%	4/13/33	8,700	8,912
	Republic of the Philippines	5.000%	7/17/33	13,050	12,827
	Republic of the Philippines	5.250%	5/14/34	15,700	15,705
	Republic of the Philippines	6.375%	10/23/34	21,140	23,103
	Republic of the Philippines	5.000%	1/13/37	14,550	14,265
	Republic of the Philippines	3.950%	1/20/40	25,190	21,356
	Republic of the Philippines	3.700%	3/1/41	22,808	18,507
	Republic of the Philippines	3.700%	2/2/42	21,838	17,606
	Republic of the Philippines	2.950%	5/5/45	14,130	9,759
	Republic of the Philippines	2.650%	12/10/45	17,528	11,456
	Republic of the Philippines	3.200%	7/6/46	25,825	18,438
	Republic of the Philippines	4.200%	3/29/47	10,504	8,731
	Republic of the Philippines	5.950%	10/13/47	10,000	10,631
	Republic of the Philippines	5.500%	1/17/48	12,700	12,738
	Republic of the Philippines	5.600%	5/14/49	19,000	19,050
	State of Israel	2.875%	3/16/26	10,713	10,141
	State of Israel	3.250%	1/17/28	6,795	6,227
	State of Israel	5.375%	3/12/29	26,180	25,664
	State of Israel	2.500%	1/15/30	12,125	10,189
137

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State of Israel	2.750%	7/3/30	22,627	19,065
	State of Israel	4.500%	1/17/33	32,875	29,511
	State of Israel	5.500%	3/12/34	37,500	35,641
	State of Israel	4.500%	1/30/43	13,230	10,759
	State of Israel	4.125%	1/17/48	10,725	7,873
	State of Israel	3.375%	1/15/50	25,525	16,170
	State of Israel	3.875%	7/3/50	19,450	13,544
	State of Israel	5.750%	3/12/54	34,200	30,643
	State of Israel	4.500%	4/3/20	11,950	8,319
[4]	Svensk Exportkredit AB	4.000%	7/15/25	12,925	12,760
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	19,669
[4]	Svensk Exportkredit AB	4.625%	11/28/25	13,851	13,754
[4]	Svensk Exportkredit AB	4.375%	2/13/26	13,600	13,457
[4]	Svensk Exportkredit AB	4.875%	9/14/26	3,500	3,501
[4]	Svensk Exportkredit AB	2.250%	3/22/27	10,900	10,201
	Svensk Exportkredit AB	4.125%	6/14/28	13,250	13,001
[4]	Svensk Exportkredit AB	4.250%	2/1/29	27,400	27,057
[4]	Svensk Exportkredit AB	4.875%	10/4/30	32,380	32,801
	United Mexican States	4.125%	1/21/26	23,790	23,290
	United Mexican States	4.150%	3/28/27	29,155	28,247
	United Mexican States	3.750%	1/11/28	27,600	26,069
[4]	United Mexican States	5.400%	2/9/28	13,150	13,087
	United Mexican States	4.500%	4/22/29	29,900	28,596
[4]	United Mexican States	5.000%	5/7/29	12,000	11,710
[4]	United Mexican States	3.250%	4/16/30	28,400	24,945
[4]	United Mexican States	2.659%	5/24/31	35,800	29,418
[4]	United Mexican States	8.300%	8/15/31	6,390	7,535
[4]	United Mexican States	4.750%	4/27/32	19,350	17,864
[4]	United Mexican States	7.500%	4/8/33	9,200	10,249
[4]	United Mexican States	4.875%	5/19/33	16,850	15,524
[4]	United Mexican States	3.500%	2/12/34	28,369	23,044
[4]	United Mexican States	6.750%	9/27/34	5,864	6,105
[4]	United Mexican States	6.350%	2/9/35	41,700	41,954
[4]	United Mexican States	6.000%	5/7/36	67,250	65,520
	United Mexican States	6.050%	1/11/40	29,032	28,080
[4]	United Mexican States	4.280%	8/14/41	48,896	37,866
[4]	United Mexican States	4.750%	3/8/44	42,333	33,850
	United Mexican States	5.550%	1/21/45	17,325	15,566
	United Mexican States	4.600%	1/23/46	26,191	20,152
	United Mexican States	4.350%	1/15/47	23,594	17,552
	United Mexican States	4.600%	2/10/48	23,396	17,829
[4]	United Mexican States	4.500%	1/31/50	23,200	17,408
[4]	United Mexican States	5.000%	4/27/51	27,890	22,301
[4]	United Mexican States	4.400%	2/12/52	28,025	20,378
[4]	United Mexican States	6.338%	5/4/53	31,040	29,201
[4]	United Mexican States	6.400%	5/7/54	26,370	25,087
[4]	United Mexican States	3.771%	5/24/61	48,600	29,698
[4]	United Mexican States	5.750%	10/12/10	24,333	20,046
Total Sovereign Bonds (Cost $11,024,561)					10,243,425
Taxable Municipal Bonds (0.6%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	780	767
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	3,825	2,987
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	2,411
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	4,378
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	13,396
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,365	4,908
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	17,518	18,924
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	5,940
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,390	8,670
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	5,425	3,694
	Broward County FL Airport System Revenue	3.477%	10/1/43	375	308
	California Earthquake Authority Revenue	5.603%	7/1/27	3,600	3,595
	California GO	2.650%	4/1/26	5,000	4,796
	California GO	1.700%	2/1/28	4,125	3,710
	California GO	3.500%	4/1/28	5,500	5,262
	California GO	5.125%	9/1/29	5,500	5,590
	California GO	2.500%	10/1/29	7,630	6,842
138

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California GO	1.750%	11/1/30	9,464	7,905
	California GO	5.750%	10/1/31	7,800	8,217
	California GO	6.000%	3/1/33	4,200	4,508
	California GO	4.500%	4/1/33	14,070	13,640
	California GO	7.500%	4/1/34	22,580	26,062
	California GO	4.600%	4/1/38	11,425	10,766
	California GO	7.550%	4/1/39	31,220	37,112
	California GO	7.300%	10/1/39	19,015	21,754
	California GO	7.350%	11/1/39	11,730	13,479
	California GO	7.625%	3/1/40	14,985	17,768
	California GO	7.600%	11/1/40	20,835	24,961
	California GO	5.875%	10/1/41	2,300	2,387
	California GO	5.200%	3/1/43	4,700	4,592
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	800	715
	California State Taxable Various Purpose GO	5.125%	3/1/38	4,700	4,670
	California State University Systemwide Revenue	3.899%	11/1/47	4,275	3,524
	California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,098
	California State University Systemwide Revenue	2.975%	11/1/51	6,395	4,344
	California State University Systemwide Revenue	2.719%	11/1/52	3,975	2,639
	California State University Systemwide Revenue	2.939%	11/1/52	5,620	3,838
	California State University Systemwide Revenue	5.183%	11/1/53	2,400	2,357
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,660	1,677
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	3,726
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	5,268
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	9,170
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	5,986
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.200%	12/1/40	5,000	5,249
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	11,134	12,301
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	5,143	5,682
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	3,797
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	4,601
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	6,343
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	2,040
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,075	2,958
	Connecticut GO	5.090%	10/1/30	800	792
	Connecticut GO	5.850%	3/15/32	10,205	10,783
	Cook County IL GO	6.229%	11/15/34	2,695	2,835
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	859
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	3,053
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	3,287
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	5,000	3,396
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	3,150	3,540
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,505
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	10,740
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	5,270	4,172
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	2,663
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	2,925	2,088
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	9,650	8,565
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	11,217
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	3,365
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	7,314
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	14,675	14,085
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	8,870
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	11,608
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/34	14,500	14,588
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,524	4,602
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	2,500	2,009
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,112	9,916
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,683	7,287
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,092	5,680
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	5,313
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	4,665	3,895
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	2,400	1,955
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	3,632
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	3,750	2,868
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	2,878
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	3,745	3,419
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	3,195	2,997
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	7,000	5,226
139

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	187
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	23,720	17,327
	Houston TX GO	6.290%	3/1/32	8,555	9,106
	Houston TX GO	3.961%	3/1/47	3,270	2,787
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,336
	Illinois GO	5.100%	6/1/33	82,475	80,926
	Illinois GO	6.630%	2/1/35	13,983	14,561
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	4,416
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	4,250	3,087
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	4,320	4,217
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,010	992
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	5,786
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	2,565
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	3,105
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	4,705	4,507
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,000	2,757
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,077
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	5,901
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	2,800	2,413
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	9,436
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	3,265	3,669
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	6,802
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	3,395	4,011
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	1,300	987
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	5,141	5,015
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	4,038	4,009
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	7,725	7,398
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,100	4,047
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	5,180	4,825
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	9,065	8,552
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	13,100	13,155
	Maryland Economic Development Corp. Revenue	5.942%	5/31/57	2,610	2,628
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	1,973
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	2,008
	Massachusetts GO	5.456%	12/1/39	6,745	6,825
	Massachusetts GO	2.900%	9/1/49	5,495	3,818
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	1,926
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	3,258
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	5,181
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	6,636
	Massachusetts SO Revenue	4.110%	7/15/31	6,034	5,925
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	3,803
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	3,440	3,750
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/49	930	839
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	5,583
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	5,425
	Miami-Dade County FL Seaport Revenue	6.224%	11/1/55	5,500	5,849
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/42	500	366
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	9,550	8,307
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	4,958
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	4,450	3,374
	Michigan State University Revenue	4.496%	8/15/48	2,025	1,855
	Michigan State University Revenue	4.165%	8/15/22	5,300	4,101
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	3,300	2,512
	Mississippi GO	5.245%	11/1/34	3,220	3,199
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	4,187
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	2,693
	National Finance Authority NH Revenue	3.300%	4/1/32	3,600	2,882
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	11,505
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	7,717
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	4,669
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	4,430	3,739
140

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	20,024
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	19,751	22,565
	New York City NY GO	5.206%	10/1/31	4,000	3,996
	New York City NY GO	5.517%	10/1/37	3,525	3,522
	New York City NY GO	6.271%	12/1/37	6,525	6,965
	New York City NY GO	5.263%	10/1/52	3,250	3,309
	New York City NY GO	5.828%	10/1/53	7,700	8,403
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	5,712
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	801
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,034
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	364
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	5,757
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	13,338
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,470	3,521
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	3,785
	New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	3,075
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	3,575	3,680
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	9,994
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	641
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,135	1,344
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	2,742
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	3,195
	New York State Thruway Authority General Revenue	2.900%	1/1/35	3,945	3,320
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	2,848
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	6,255	6,338
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	2,225	1,690
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,215	11,625
	Ohio State University General Receipts Revenue	4.910%	6/1/40	2,945	2,824
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	4,923
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	4,075	3,091
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	3,413	3,255
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	12,240	11,269
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,485	4,181
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,900	2,977
	Oregon GO	5.892%	6/1/27	7,824	7,929
[14]	Oregon School Boards Association GO	5.528%	6/30/28	322	324
	Pennsylvania State University Revenue	2.790%	9/1/43	5,175	3,856
	Pennsylvania State University Revenue	2.840%	9/1/50	5,190	3,539
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	3,662
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,050	2,251
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,172
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	15,053
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	5,083
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	4,818
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,355
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	1,514
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	10,000	7,394
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	2,441
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	2,300	2,246
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	846
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	2,611
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	29,910	25,971
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	6,843
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	2,812
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	87
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	2,393
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	2,143
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,820	3,256
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	700	639
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	2,915
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	841
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	3,135
141

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	4,270	3,401
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	6,981
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,419
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	3,049
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	1,719
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	7,141
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,328
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,170	3,292
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	6,575
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	6,537
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,216
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	7,468
	State Public School Building Authority PA Revenue	5.000%	9/15/27	3,572	3,561
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	900	740
	Texas GO	5.517%	4/1/39	11,570	11,915
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	20,929	20,904
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	19,715	19,750
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	13,225	10,852
	Texas Transportation Commission GO	4.681%	4/1/40	2,145	2,030
	Texas Transportation Commission GO	2.472%	10/1/44	8,150	5,603
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	12,620	12,632
[14]	Tucson City AZ COP	2.856%	7/1/47	3,330	2,412
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	4,050	3,850
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	20,910
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	4,535	4,983
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,011
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	8,290	7,337
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,760	3,176
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,275	2,172
	University of California Revenue	3.063%	7/1/25	14,321	14,021
	University of California Revenue	1.316%	5/15/27	7,550	6,856
	University of California Revenue	1.614%	5/15/30	5,830	4,897
	University of California Revenue	3.071%	5/15/51	5,900	4,033
	University of California Revenue	4.858%	5/15/12	12,189	10,679
	University of California Revenue	4.767%	5/15/15	4,925	4,234
	University of Michigan Revenue	2.437%	4/1/40	9,978	7,331
	University of Michigan Revenue	3.599%	4/1/47	4,120	3,477
	University of Michigan Revenue	2.562%	4/1/50	2,550	1,647
	University of Michigan Revenue	3.504%	4/1/52	3,950	3,059
	University of Michigan Revenue	3.504%	4/1/52	5,300	4,105
	University of Michigan Revenue	4.454%	4/1/22	12,600	10,422
	University of Minnesota Revenue	4.048%	4/1/52	1,416	1,211
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	2,657
[15]	University of Oregon Revenue	3.424%	3/1/60	5,270	3,844
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	8,965	5,887
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,105
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	1,930
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	1,462
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	5,262
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	3,508
	University of Virginia Revenue	2.256%	9/1/50	11,890	7,090
	University of Virginia Revenue	4.179%	9/1/17	3,565	2,822
	University of Virginia Revenue	3.227%	9/1/19	2,300	1,388
	Utah GO	4.554%	7/1/24	1,610	1,610
	Utah GO	3.539%	7/1/25	2,524	2,506
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,285	1,291
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/27	3,050	2,921
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	8,671
Total Taxable Municipal Bonds (Cost $1,804,370)					1,567,891
142

Total Bond Market II Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[17]	Vanguard Market Liquidity Fund (Cost $9,971,909)	5.380%	99,730,924	9,972,095
Total Investments (102.7%) (Cost $325,623,675)				298,603,022
Other Assets and Liabilities—Net (-2.7%)				(7,807,799)
Net Assets (100%)				290,795,223
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
2	Securities with a value of $1,888,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	U.S. government-guaranteed.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $799,121,000, representing 0.3% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
143

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $315,651,766)	288,630,927
Affiliated Issuers (Cost $9,971,909)	9,972,095
Total Investments in Securities	298,603,022
Investment in Vanguard	8,454
Cash	72,648
Receivables for Investment Securities Sold	4,046,943
Receivables for Accrued Income	2,138,315
Receivables for Capital Shares Issued	494,886
Total Assets	305,364,268
Liabilities
Payables for Investment Securities Purchased	14,560,501
Payables for Capital Shares Redeemed	2,094
Payables to Vanguard	6,450
Total Liabilities	14,569,045
Net Assets	290,795,223
At June 30, 2024, net assets consisted of:

Paid-in Capital	325,274,889
Total Distributable Earnings (Loss)	(34,479,666)
Net Assets	290,795,223

Investor Shares—Net Assets
Applicable to 15,094,967,982 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	141,268,178
Net Asset Value Per Share—Investor Shares	$9.36

Institutional Shares—Net Assets
Applicable to 15,977,470,285 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	149,527,045
Net Asset Value Per Share—Institutional Shares	$9.36
See accompanying Notes, which are an integral part of the Financial Statements.
144

Total Bond Market II Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	5,135,359
Total Income	5,135,359
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,136
Management and Administrative—Investor Shares	53,995
Management and Administrative—Institutional Shares	10,303
Marketing and Distribution—Investor Shares	3,767
Marketing and Distribution—Institutional Shares	2,333
Custodian Fees	222
Shareholders’ Reports—Investor Shares	514
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	81
Other Expenses	30
Total Expenses	75,390
Net Investment Income	5,059,969
Realized Net Gain (Loss) on Investment Securities Sold[1]	(1,364,408)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(5,246,895)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,551,334)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $78,969,000, $827,000, and $188,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
145

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,059,969	7,864,861
Realized Net Gain (Loss)	(1,364,408)	(2,526,167)
Change in Unrealized Appreciation (Depreciation)	(5,246,895)	8,617,559
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,551,334)	13,956,253
Distributions
Investor Shares	(2,447,467)	(3,853,094)
Institutional Shares	(2,615,121)	(4,006,967)
Total Distributions	(5,062,588)	(7,860,061)
Capital Share Transactions
Investor Shares	10,986,459	15,006,164
Institutional Shares	14,220,875	21,019,147
Net Increase (Decrease) from Capital Share Transactions	25,207,334	36,025,311
Total Increase (Decrease)	18,593,412	42,121,503
Net Assets
Beginning of Period	272,201,811	230,080,308
End of Period	290,795,223	272,201,811
See accompanying Notes, which are an integral part of the Financial Statements.
146

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.59	$9.37	$11.05	$11.46	$11.01	$10.42
Investment Operations
Net Investment Income[1]	.168	.293	.223	.194	.249	.299
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.219	(1.672)	(.393)	.551	.590
Total from Investment Operations	(.062)	.512	(1.449)	(.199)	.800	.889
Distributions
Dividends from Net Investment Income	(.168)	(.292)	(.223)	(.194)	(.249)	(.299)
Distributions from Realized Capital Gains	—	—	(.008)	(.017)	(.101)	—
Total Distributions	(.168)	(.292)	(.231)	(.211)	(.350)	(.299)
Net Asset Value, End of Period	$9.36	$9.59	$9.37	$11.05	$11.46	$11.01
Total Return[2]	-0.64%	5.58%	-13.19%	-1.73%	7.31%	8.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$141,268	$133,525	$115,524	$141,913	$129,026	$116,505
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.60%	3.13%	2.25%	1.74%	2.17%	2.76%
Portfolio Turnover Rate[4]	38%	39%	49%	76%	119%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Includes 5%, 11%, 29%, 38%, 32%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
147

Total Bond Market II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.59	$9.37	$11.05	$11.46	$11.01	$10.42
Investment Operations
Net Investment Income[1]	.171	.300	.231	.201	.256	.306
Net Realized and Unrealized Gain (Loss) on Investments	(.230)	.219	(1.673)	(.393)	.552	.591
Total from Investment Operations	(.059)	.519	(1.442)	(.192)	.808	.897
Distributions
Dividends from Net Investment Income	(.171)	(.299)	(.230)	(.201)	(.257)	(.307)
Distributions from Realized Capital Gains	—	—	(.008)	(.017)	(.101)	—
Total Distributions	(.171)	(.299)	(.238)	(.218)	(.358)	(.307)
Net Asset Value, End of Period	$9.36	$9.59	$9.37	$11.05	$11.46	$11.01
Total Return	-0.60%	5.66%	-13.12%	-1.67%	7.38%	8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$149,527	$138,677	$114,556	$115,495	$92,739	$81,929
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.20%	2.34%	1.81%	2.24%	2.83%
Portfolio Turnover Rate[3]	38%	39%	49%	76%	119%	66%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 5%, 11%, 29%, 38%, 32%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
148

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2024, counterparties had deposited in segregated accounts securities with a value of $1,058,000 and cash of $1,011,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and
149

Total Bond Market II Index Fund
investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $8,454,000, representing less than 0.01% of the fund’s net assets and 3.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	194,920,077	—	194,920,077
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,267,772	—	6,267,772
Corporate Bonds	—	75,631,762	—	75,631,762
Sovereign Bonds	—	10,243,425	—	10,243,425
Taxable Municipal Bonds	—	1,567,891	—	1,567,891
Temporary Cash Investments	9,972,095	—	—	9,972,095
Total	9,972,095	288,630,927	—	298,603,022
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	326,282,678
Gross Unrealized Appreciation	619,024
Gross Unrealized Depreciation	(28,298,680)
Net Unrealized Appreciation (Depreciation)	(27,679,656)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $5,511,551,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $14,793,656,000 of investment securities and sold $6,491,430,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $116,202,914,000 and $99,534,096,000, respectively.
150

Total Bond Market II Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,522,338	1,121,239	16,490,696	1,749,987
Issued in Lieu of Cash Distributions	2,447,467	261,474	3,852,652	410,789
Redeemed	(1,983,346)	(211,474)	(5,337,184)	(569,872)
Net Increase (Decrease)—Investor Shares	10,986,459	1,171,239	15,006,164	1,590,904
Institutional Shares
Issued	13,442,252	1,433,116	26,408,893	2,807,720
Issued in Lieu of Cash Distributions	2,615,121	279,392	3,998,613	426,373
Redeemed	(1,836,498)	(196,066)	(9,388,359)	(1,002,590)
Net Increase (Decrease)—Institutional Shares	14,220,875	1,516,442	21,019,147	2,231,503
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q6352 082024
151

Financial Statements
For the six-months ended June 30, 2024
Vanguard Inflation-Protected Securities Fund

Contents
Financial Statements	1

Inflation-Protected Securities Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	891,496	868,903
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	790,806	764,712
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	743,517	719,213
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	356,550	352,196
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	608,484	581,370
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	748,522	715,282
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	845,560	804,966
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	694,530	660,324
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	345,195	345,077
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	863,860	812,813
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	769,356	730,138
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	866,772	853,071
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	784,830	739,679
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	326,032	320,876
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	855,392	826,499
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	332,571	349,453
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	683,725	649,836
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	880,253	892,057
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	593,485	562,399
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	300,322	305,664
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/29	913,236	915,065
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	387,594	418,655
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	709,640	651,729
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	782,906	704,830
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	866,944	775,610
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	897,226	791,767
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	899,156	789,251
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,000,343	865,873
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	139,583	152,275
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	1,038,557	930,927
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/33	1,013,298	937,416
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/33	969,714	915,889
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	1,355,192	1,315,551
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	220,642	218,187
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	470,543	366,851
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	333,748	250,396
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	459,695	393,092
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	505,913	378,376
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	260,990	203,231
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	318,973	239,060
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	222,484	170,013
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	215,537	163,560
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	329,243	200,711
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	330,545	190,708
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	372,776	211,285
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/53	361,385	303,547
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/54	188,380	183,135
	United States Treasury Note/Bond	3.250%	6/30/29	80,000	76,000
	United States Treasury Note/Bond	1.500%	2/15/30	60,000	51,506
	United States Treasury Note/Bond	4.375%	11/30/30	80,000	80,075
	United States Treasury Note/Bond	4.250%	2/28/31	50,000	49,711
	United States Treasury Note/Bond	4.125%	3/31/31	150,000	148,031
Total U.S. Government and Agency Obligations (Cost $28,887,788)					26,896,841
1

Inflation-Protected Securities Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $40,937)	5.380%	409,428	40,939
Total Investments (99.6%) (Cost $28,928,725)				26,937,780
Other Assets and Liabilities—Net (0.4%)				96,765
Net Assets (100%)				27,034,545
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $8,807,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	7,425	1,516,324	(1,255)
10-Year U.S. Treasury Note	September 2024	780	85,788	2
				(1,253)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2024	(1,649)	(187,213)	251
				(1,002)
See accompanying Notes, which are an integral part of the Financial Statements.
2

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $28,887,788)	26,896,841
Affiliated Issuers (Cost $40,937)	40,939
Total Investments in Securities	26,937,780
Investment in Vanguard	801
Cash	1,300
Receivables for Investment Securities Sold	487,654
Receivables for Accrued Income	95,253
Receivables for Capital Shares Issued	20,479
Variation Margin Receivable—Futures Contracts	413
Other Assets	117
Total Assets	27,543,797
Liabilities
Payables for Investment Securities Purchased	424,505
Payables for Capital Shares Redeemed	58,206
Payables for Distributions	25,465
Payables to Vanguard	1,076
Total Liabilities	509,252
Net Assets	27,034,545
At June 30, 2024, net assets consisted of:

Paid-in Capital	31,236,221
Total Distributable Earnings (Loss)	(4,201,676)
Net Assets	27,034,545

Investor Shares—Net Assets
Applicable to 200,509,235 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,338,249
Net Asset Value Per Share—Investor Shares	$11.66

Admiral Shares—Net Assets
Applicable to 592,075,431 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,553,537
Net Asset Value Per Share—Admiral Shares	$22.89

Institutional Shares—Net Assets
Applicable to 1,194,931,694 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,142,759
Net Asset Value Per Share—Institutional Shares	$9.33
See accompanying Notes, which are an integral part of the Financial Statements.
3

Inflation-Protected Securities Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Interest[1]	725,479
Total Income	725,479
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,561
Management and Administrative—Investor Shares	2,181
Management and Administrative—Admiral Shares	5,634
Management and Administrative—Institutional Shares	2,923
Marketing and Distribution—Investor Shares	73
Marketing and Distribution—Admiral Shares	367
Marketing and Distribution—Institutional Shares	203
Custodian Fees	10
Shareholders’ Reports—Investor Shares	43
Shareholders’ Reports—Admiral Shares	130
Shareholders’ Reports—Institutional Shares	155
Trustees’ Fees and Expenses	8
Other Expenses	8
Total Expenses	13,296
Net Investment Income	712,183
Realized Net Gain (Loss)
Investment Securities Sold[1]	(484,421)
Futures Contracts	27,479
Swap Contracts	(133)
Realized Net Gain (Loss)	(457,075)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(41,581)
Futures Contracts	(3,398)
Change in Unrealized Appreciation (Depreciation)	(44,979)
Net Increase (Decrease) in Net Assets Resulting from Operations	210,129
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,477,000, $124,000, and $83,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	712,183	1,257,739
Realized Net Gain (Loss)	(457,075)	(1,054,557)
Change in Unrealized Appreciation (Depreciation)	(44,979)	915,759
Net Increase (Decrease) in Net Assets Resulting from Operations	210,129	1,118,941
Distributions
Investor Shares	(31,802)	(112,949)
Admiral Shares	(191,367)	(651,917)
Institutional Shares	(158,575)	(502,748)
Total Distributions	(381,744)	(1,267,614)
Capital Share Transactions
Investor Shares	(259,831)	(457,430)
Admiral Shares	(893,669)	(2,375,026)
Institutional Shares	(274,909)	(483,943)
Net Increase (Decrease) from Capital Share Transactions	(1,428,409)	(3,316,399)
Total Increase (Decrease)	(1,600,024)	(3,465,072)
Net Assets
Beginning of Period	28,634,569	32,099,641
End of Period	27,034,545	28,634,569
See accompanying Notes, which are an integral part of the Financial Statements.
5

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.73	$11.80	$14.49	$14.43	$13.18	$12.47
Investment Operations
Net Investment Income[1]	.291	.468	.965	.766	.193	.290
Net Realized and Unrealized Gain (Loss) on Investments	(.202)	(.045)	(2.672)	.023	1.242	.713
Total from Investment Operations	.089	.423	(1.707)	.789	1.435	1.003
Distributions
Dividends from Net Investment Income	(.159)	(.493)	(.983)	(.728)	(.185)	(.293)
Distributions from Realized Capital Gains	—	—	—	(.001)	—	—
Total Distributions	(.159)	(.493)	(.983)	(.729)	(.185)	(.293)
Net Asset Value, End of Period	$11.66	$11.73	$11.80	$14.49	$14.43	$13.18
Total Return[2]	0.76%	3.65%	-11.95%	5.56%	10.90%	8.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,338	$2,614	$3,082	$4,024	$3,570	$3,402
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	5.01%	3.95%	7.33%	5.26%	1.38%	2.24%
Portfolio Turnover Rate	38%	34%	28%	24%	48%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.03	$23.16	$28.44	$28.32	$25.88	$24.48
Investment Operations
Net Investment Income[1]	.587	.947	1.929	1.534	.421	.600
Net Realized and Unrealized Gain (Loss) on Investments	(.402)	(.085)	(5.252)	.045	2.411	1.394
Total from Investment Operations	.185	.862	(3.323)	1.579	2.832	1.994
Distributions
Dividends from Net Investment Income	(.325)	(.992)	(1.957)	(1.458)	(.392)	(.594)
Distributions from Realized Capital Gains	—	—	—	(.001)	—	—
Total Distributions	(.325)	(.992)	(1.957)	(1.459)	(.392)	(.594)
Net Asset Value, End of Period	$22.89	$23.03	$23.16	$28.44	$28.32	$25.88
Total Return[2]	0.81%	3.79%	-11.85%	5.68%	10.96%	8.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,554	$14,535	$16,985	$22,745	$18,143	$14,310
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	5.15%	4.07%	7.46%	5.37%	1.54%	2.34%
Portfolio Turnover Rate	38%	34%	28%	24%	48%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.38	$9.43	$11.59	$11.54	$10.54	$9.97
Investment Operations
Net Investment Income[1]	.243	.390	.781	.626	.174	.249
Net Realized and Unrealized Gain (Loss) on Investments	(.159)	(.033)	(2.141)	.021	.989	.565
Total from Investment Operations	.084	.357	(1.360)	.647	1.163	.814
Distributions
Dividends from Net Investment Income	(.134)	(.407)	(.800)	(.597)	(.163)	(.244)
Distributions from Realized Capital Gains	—	—	—	(.000)[2]	—	—
Total Distributions	(.134)	(.407)	(.800)	(.597)	(.163)	(.244)
Net Asset Value, End of Period	$9.33	$9.38	$9.43	$11.59	$11.54	$10.54
Total Return	0.90%	3.85%	-11.90%	5.72%	11.05%	8.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,143	$11,485	$12,033	$14,998	$12,587	$10,250
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	5.24%	4.12%	7.42%	5.37%	1.56%	2.37%
Portfolio Turnover Rate	38%	34%	28%	24%	48%	26%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented 5% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts. The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at June 30, 2024.
9

Inflation-Protected Securities Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $801,000, representing less than 0.01% of the fund’s net assets and 0.32% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Inflation-Protected Securities Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	26,896,841	—	26,896,841
Temporary Cash Investments	40,939	—	—	40,939
Total	40,939	26,896,841	—	26,937,780

Derivative Financial Instruments
Assets
Futures Contracts[1]	253	—	—	253
Liabilities
Futures Contracts[1]	1,255	—	—	1,255
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	29,070,129
Gross Unrealized Appreciation	43,429
Gross Unrealized Depreciation	(2,176,780)
Net Unrealized Appreciation (Depreciation)	(2,133,351)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $2,064,450,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $10,540,441,000 of investment securities and sold $11,211,903,000 of investment securities, other than temporary cash investments.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	78,627	6,742	305,121	25,844
Issued in Lieu of Cash Distributions	29,631	2,540	105,251	8,976
Redeemed	(368,089)	(31,568)	(867,802)	(73,298)
Net Increase (Decrease)—Investor Shares	(259,831)	(22,286)	(457,430)	(38,478)
Admiral Shares
Issued	985,915	43,066	2,521,314	108,488
Issued in Lieu of Cash Distributions	169,524	7,407	572,987	24,887
Redeemed	(2,049,108)	(89,514)	(5,469,327)	(235,696)
Net Increase (Decrease)—Admiral Shares	(893,669)	(39,041)	(2,375,026)	(102,321)
Institutional Shares
Issued	858,926	92,123	1,919,994	202,062
Issued in Lieu of Cash Distributions	154,147	16,533	481,985	51,402
Redeemed	(1,287,982)	(137,895)	(2,885,922)	(304,862)
Net Increase (Decrease)—Institutional Shares	(274,909)	(29,239)	(483,943)	(51,398)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
11

Inflation-Protected Securities Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q1192 082024
12

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Bond Index Funds

The board of trustees of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Inflation-Protected Securities Fund

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total Bond Market Index Fund

The board of trustees of Vanguard Total Bond Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total Bond Market II Index Fund

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.